UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2015. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	64,655	$539,114
AXA/Loomis Sayles Growth Portfolio‡	55,222	328,576
EQ/AllianceBernstein Small Cap Growth Portfolio‡	62,176	1,304,421
EQ/BlackRock Basic Value Equity Portfolio‡	57,465	1,268,926
EQ/Boston Advisors Equity Income Portfolio‡	150,112	984,840
EQ/Emerging Markets Equity PLUS Portfolio‡	30,909	282,883
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	50,128	664,541
EQ/GAMCO Small Company Value Portfolio‡	19,189	1,100,975
EQ/Global Bond PLUS Portfolio‡	358,622	3,297,707
EQ/High Yield Bond Portfolio‡	95,525	966,842
EQ/Intermediate Government Bond Portfolio‡	43,239	450,242
EQ/International Equity Index Portfolio‡	57,590	534,255
EQ/Invesco Comstock Portfolio‡	67,644	1,014,953
EQ/MFS International Growth Portfolio‡	193,595	1,354,290
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	3,032	56,155
EQ/PIMCO Global Real Return Portfolio‡	131,780	1,302,221
EQ/PIMCO Ultra Short Bond Portfolio‡	100,017	985,388
EQ/Real Estate PLUS Portfolio‡	56,175	613,989
EQ/T. Rowe Price Growth Stock Portfolio*‡	20,764	805,635
iShares® China Large-Cap ETF	975	43,339
iShares® Gold Trust*	7,720	88,394
iShares® International Developed Property ETF	3,870	147,602
iShares® JP Morgan USD Emerging Markets Bond ETF	5,420	607,690
iShares® MSCI EAFE Small-Cap ETF	4,520	223,604
iShares® MSCI Global Gold Miners ETF	2,750	20,350
iShares® Silver Trust*	1,010	16,089
iShares® U.S. Oil & Gas Exploration & Production ETF	2,220	162,815
Multimanager Core Bond Portfolio‡	38,219	383,611
PowerShares DB Gold Fund*	15,810	617,381
PowerShares DB Silver Fund*	3,710	99,037
SPDR® S&P Emerging Asia Pacific ETF	420	36,968
SPDR® S&P Emerging Markets SmallCap ETF	1,765	78,984

Total Investments (99.1%) (Cost $20,298,565)		20,381,817
Other Assets Less Liabilities (0.9%)		183,630

Net Assets (100%)		$20,565,447

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$461,167	$124,984	$20,153	$539,114	$—	$(26)
AXA/Loomis Sayles Growth Portfolio	—	320,000	—	328,576	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	1,034,015	249,969	40,320	1,304,421	—	(64)
EQ/BlackRock Basic Value Equity Portfolio	1,035,486	241,042	38,816	1,268,926	—	1
EQ/Boston Advisors Equity Income Portfolio	923,727	214,259	150,378	984,840	—	126
EQ/Emerging Markets Equity PLUS Portfolio	235,319	53,565	8,632	282,883	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	546,922	124,985	20,129	664,541	—	(1)
EQ/GAMCO Small Company Value Portfolio	886,278	214,259	34,472	1,100,975	—	32
EQ/Global Bond PLUS Portfolio	2,670,894	752,488	109,190	3,297,707	—	73
EQ/High Yield Bond Portfolio	767,797	207,477	30,126	966,842	—	65
EQ/Intermediate Government Bond Portfolio	378,681	80,347	12,938	450,242	—	1
EQ/International Equity Index Portfolio	420,653	107,130	17,254	534,255	—	(1)
EQ/Invesco Comstock Portfolio	835,581	214,259	34,482	1,014,953	—	22
EQ/MFS International Growth Portfolio	1,068,894	267,824	43,169	1,354,290	—	(38)
EQ/Morgan Stanley Mid Cap Growth Portfolio	47,212	8,927	1,440	56,155	—	(2)
EQ/PIMCO Global Real Return Portfolio	1,067,094	249,969	40,270	1,302,221	—	(14)
EQ/PIMCO Ultra Short Bond Portfolio	743,205	273,404	31,629	985,388	—	1
EQ/Real Estate PLUS Portfolio	539,448	124,985	75,173	613,989	—	(46)
EQ/T. Rowe Price Growth Stock Portfolio	917,596	187,477	336,298	805,635	—	13,893
Multimanager Core Bond Portfolio	340,253	46,246	7,182	383,611	1,609	6

	$14,920,222	$4,063,596	$1,052,051	$18,239,564	$1,609	$14,022

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,142,253	$—	$—	$2,142,253
Investment Companies	—	18,239,564	—	18,239,564

Total Assets	$2,142,253	$18,239,564	$—	$20,381,817

Total Liabilities	$—	$—	$—	$—

Total	$2,142,253	$18,239,564	$—	$20,381,817

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$491,030
Aggregate gross unrealized depreciation	(408,318)

Net unrealized appreciation	$82,712

Federal income tax cost of investments	$20,299,105

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,048,481	$8,742,523
AXA/Loomis Sayles Growth Portfolio‡	1,207,971	7,187,597
EQ/AllianceBernstein Small Cap Growth Portfolio‡	910,826	19,108,643
EQ/BlackRock Basic Value Equity Portfolio‡	1,010,463	22,312,660
EQ/Boston Advisors Equity Income Portfolio‡	2,458,740	16,131,064
EQ/Emerging Markets Equity PLUS Portfolio‡	902,059	8,255,663
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	891,442	11,817,662
EQ/GAMCO Small Company Value Portfolio‡	333,645	19,142,993
EQ/Global Bond PLUS Portfolio‡	2,952,912	27,153,515
EQ/High Yield Bond Portfolio‡	877,889	8,885,378
EQ/Intermediate Government Bond Portfolio‡	337,620	3,515,551
EQ/International Equity Index Portfolio‡	1,211,848	11,242,076
EQ/Invesco Comstock Portfolio‡	1,049,811	15,751,665
EQ/MFS International Growth Portfolio‡	3,175,133	22,211,595
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	93,238	1,726,705
EQ/PIMCO Global Real Return Portfolio‡	1,207,020	11,927,490
EQ/PIMCO Ultra Short Bond Portfolio‡	861,827	8,490,900
EQ/Real Estate PLUS Portfolio‡	1,072,792	11,725,592
EQ/T. Rowe Price Growth Stock Portfolio*‡	394,670	15,313,094
iShares® China Large-Cap ETF	21,700	964,565
iShares® Gold Trust*	1,069,600	12,246,920
iShares® International Developed Property ETF	71,000	2,707,940
iShares® JP Morgan USD Emerging Markets Bond ETF	51,160	5,736,059
iShares® MSCI EAFE Small-Cap ETF	88,800	4,392,936
iShares® MSCI Global Gold Miners ETF	19,500	144,300
iShares® Silver Trust*	95,350	1,518,925
iShares® U.S. Oil & Gas Exploration & Production ETF	49,820	3,653,799
Multimanager Core Bond Portfolio‡	480,814	4,826,009
PowerShares DB Gold Fund*	19,000	741,950
PowerShares DB Silver Fund*	49,100	1,310,705
SPDR® S&P Emerging Asia Pacific ETF	4,100	360,882
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,427,525

Total Investments (99.6%) (Cost $253,607,898)		290,674,881
Other Assets Less Liabilities (0.4%)		1,076,344

Net Assets (100%)		$291,751,225

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$8,976,290	$426,823	$193,650	$8,742,523	$—	$(354)
AXA/Loomis Sayles Growth Portfolio	—	7,000,000	—	7,187,597	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	18,538,600	59,393	430,360	19,108,643	—	(2,346)
EQ/BlackRock Basic Value Equity Portfolio	22,103,535	59,393	402,782	22,312,660	—	25,232
EQ/Boston Advisors Equity Income Portfolio	18,465,931	55,561	2,347,058	16,131,064	—	3,342
EQ/Emerging Markets Equity PLUS Portfolio	8,308,378	22,991	165,092	8,255,663	—	591
EQ/GAMCO Mergers and Acquisitions Portfolio	11,782,469	32,571	234,624	11,817,662	—	93
EQ/GAMCO Small Company Value Portfolio	18,901,739	57,477	407,942	19,142,993	—	6,265
EQ/Global Bond PLUS Portfolio	26,765,675	1,163,132	636,849	27,153,515	—	(1,731)
EQ/High Yield Bond Portfolio	8,434,714	426,823	192,868	8,885,378	—	428
EQ/Intermediate Government Bond Portfolio	3,550,930	11,495	82,891	3,515,551	—	(50)
EQ/International Equity Index Portfolio	10,896,057	34,486	250,840	11,242,076	—	(2,316)
EQ/Invesco Comstock Portfolio	16,077,236	49,814	357,297	15,751,665	—	1,683
EQ/MFS International Growth Portfolio	21,557,842	72,805	512,888	22,211,595	—	11,774
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,687,418	1,916	13,723	1,726,705	—	84
EQ/PIMCO Global Real Return Portfolio	11,894,356	36,402	261,684	11,927,490	—	647
EQ/PIMCO Ultra Short Bond Portfolio	8,091,084	603,739	207,948	8,490,900	—	(845)
EQ/Real Estate PLUS Portfolio	12,472,641	34,486	1,265,766	11,725,592	—	82,758
EQ/T. Rowe Price Growth Stock Portfolio	21,577,834	59,393	5,527,529	15,313,094	—	1,900,485
Multimanager Core Bond Portfolio	4,793,660	28,437	55,393	4,826,009	20,773	(165)
PowerShares DB Silver Fund	1,240,806	—	—	1,310,705	—	—

	$256,117,195	$10,237,137	$13,547,184	$256,779,080	$20,773	$2,025,575

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$35,206,506	$—	$—	$35,206,506
Investment Companies	—	255,468,375	—	255,468,375

Total Assets	$35,206,506	$255,468,375	$—	$290,674,881

Total Liabilities	$—	$—	$—	$—

Total	$35,206,506	$255,468,375	$—	$290,674,881

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,971,984
Aggregate gross unrealized depreciation	(4,835,730)

Net unrealized appreciation	$37,136,254

Federal income tax cost of investments	$253,538,627

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	106,578	$888,673
AXA/Loomis Sayles Growth Portfolio‡	96,638	575,008
EQ/AllianceBernstein Small Cap Growth Portfolio‡	89,222	1,871,841
EQ/BlackRock Basic Value Equity Portfolio‡	79,263	1,750,248
EQ/Boston Advisors Equity Income Portfolio‡	212,952	1,397,117
EQ/Emerging Markets Equity PLUS Portfolio‡	67,149	614,552
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	71,715	950,713
EQ/GAMCO Small Company Value Portfolio‡	23,848	1,368,279
EQ/Global Bond PLUS Portfolio‡	62,802	577,494
EQ/High Yield Bond Portfolio‡	25,101	254,052
EQ/Intermediate Government Bond Portfolio‡	20,321	211,602
EQ/International Equity Index Portfolio‡	83,447	774,122
EQ/Invesco Comstock Portfolio‡	90,693	1,360,790
EQ/MFS International Growth Portfolio‡	258,795	1,810,398
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	8,043	148,946
EQ/PIMCO Global Real Return Portfolio‡	33,931	335,295
EQ/PIMCO Ultra Short Bond Portfolio‡	9,494	93,538
EQ/Real Estate PLUS Portfolio‡	96,767	1,057,664
EQ/T. Rowe Price Growth Stock Portfolio*‡	34,271	1,329,703
iShares® China Large-Cap ETF	935	41,561
iShares® Gold Trust*	8,240	94,348
iShares® International Developed Property ETF	6,840	260,878
iShares® JP Morgan USD Emerging Markets Bond ETF	1,470	164,816
iShares® MSCI EAFE Small-Cap ETF	7,560	373,993
iShares® MSCI Global Gold Miners ETF	6,290	46,546
iShares® Silver Trust*	920	14,656
iShares® U.S. Oil & Gas Exploration & Production ETF	3,310	242,755
Multimanager Core Bond Portfolio‡	11,197	112,387
PowerShares DB Gold Fund*	31,050	1,212,502
PowerShares DB Silver Fund*	6,040	161,235
SPDR® S&P Emerging Asia Pacific ETF	640	56,333
SPDR® S&P Emerging Markets SmallCap ETF	2,705	121,049

Total Investments (98.4%) (Cost $20,090,154)		20,273,094
Other Assets Less Liabilities (1.6%)		319,379

Net Assets (100%)		$20,592,473

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$823,064	$123,828	$14,713	$888,673	$—	$(13)
AXA/Loomis Sayles Growth Portfolio	—	560,000	—	575,008	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	1,575,830	235,864	28,011	1,871,841	—	(12)
EQ/BlackRock Basic Value Equity Portfolio	1,508,484	224,071	26,615	1,750,248	—	(16)
EQ/Boston Advisors Equity Income Portfolio	1,314,283	194,588	108,138	1,397,117	—	(39)
EQ/Emerging Markets Equity PLUS Portfolio	530,407	88,449	10,490	614,552	—	9
EQ/GAMCO Mergers and Acquisitions Portfolio	823,268	123,828	14,699	950,713	—	1
EQ/GAMCO Small Company Value Portfolio	1,153,309	194,588	23,101	1,368,279	—	(2)
EQ/Global Bond PLUS Portfolio	454,700	133,759	8,397	577,494	—	2
EQ/High Yield Bond Portfolio	209,151	43,380	4,200	254,052	—	— #
EQ/Intermediate Government Bond Portfolio	183,644	29,483	3,500	211,602	—	— #
EQ/International Equity Index Portfolio	640,763	112,035	13,336	774,122	—	(37)
EQ/Invesco Comstock Portfolio	1,194,406	188,691	22,390	1,360,790	—	9
EQ/MFS International Growth Portfolio	1,500,129	259,450	30,825	1,810,398	—	(26)
EQ/Morgan Stanley Mid Cap Growth Portfolio	134,417	11,793	1,399	148,946	—	1
EQ/PIMCO Global Real Return Portfolio	287,051	47,173	5,599	335,295	—	1
EQ/PIMCO Ultra Short Bond Portfolio	83,107	11,793	1,400	93,538	—	— #
EQ/Real Estate PLUS Portfolio	878,409	183,518	44,788	1,057,664	—	11
EQ/T. Rowe Price Growth Stock Portfolio	1,585,885	247,657	559,956	1,329,703	—	29,443
Multimanager Core Bond Portfolio	95,129	18,144	2,100	112,387	455	— #

	$14,975,436	$3,032,092	$923,657	$17,482,422	$455	$29,332

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,790,672	$—	$—	$2,790,672
Investment Companies	—	17,482,422	—	17,482,422

Total Assets	$2,790,672	$17,482,422	$—	$20,273,094

Total Liabilities	$—	$—	$—	$—

Total	$2,790,672	$17,482,422	$—	$20,273,094

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,056
Aggregate gross unrealized depreciation	(480,577)

Net unrealized appreciation	$192,479

Federal income tax cost of investments	$20,080,615

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	63,350	528,234
AXA/Loomis Sayles Growth Portfolio‡	13,805	82,144
EQ/AllianceBernstein Small Cap Growth Portfolio‡	15,087	316,518
EQ/BlackRock Basic Value Equity Portfolio‡	11,970	264,320
EQ/Boston Advisors Equity Income Portfolio‡	34,709	227,715
EQ/Emerging Markets Equity PLUS Portfolio‡	10,752	98,402
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,796	222,657
EQ/GAMCO Small Company Value Portfolio‡	3,919	224,839
EQ/Global Bond PLUS Portfolio‡	8,405	77,286
EQ/High Yield Bond Portfolio‡	3,103	31,402
EQ/Intermediate Government Bond Portfolio‡	1,756	18,287
EQ/International Equity Index Portfolio‡	18,580	172,361
EQ/Invesco Comstock Portfolio‡	11,928	178,978
EQ/MFS International Growth Portfolio‡	32,260	225,677
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	2,014	37,293
EQ/PIMCO Global Real Return Portfolio‡	3,813	37,684
EQ/PIMCO Ultra Short Bond Portfolio‡	879	8,655
EQ/Real Estate PLUS Portfolio‡	68,051	743,792
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,398	170,637
iShares® China Large-Cap ETF	270	12,001
iShares® International Developed Property ETF	4,470	170,486
iShares® JP Morgan USD Emerging Markets Bond ETF	220	24,666
iShares® MSCI EAFE Small-Cap ETF	1,180	58,375
iShares® U.S. Oil & Gas Exploration & Production ETF	1,550	113,677
PowerShares DB Gold Fund*	8,450	329,972
PowerShares DB Silver Fund*	2,480	66,203
SPDR® S&P Emerging Asia Pacific ETF	170	14,963
SPDR® S&P Emerging Markets SmallCap ETF	400	17,900

Total Investments (100.0%) (Cost $4,615,035)		4,475,124
Other Assets Less Liabilities (0.0%)		593

Net Assets (100%)		$4,475,717

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$506,879	$70,682	$24,067	$528,234	$—	$655
AXA/Loomis Sayles Growth Portfolio	—	80,000	—	82,144	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	297,130	5,164	1,189	316,518	—	(4)
EQ/BlackRock Basic Value Equity Portfolio	254,023	4,518	1,036	264,320	—	1
EQ/Boston Advisors Equity Income Portfolio	242,213	4,195	17,870	227,715	—	93
EQ/Emerging Markets Equity PLUS Portfolio	96,114	1,614	370	98,402	—	1
EQ/GAMCO Mergers and Acquisitions Portfolio	236,612	4,034	22,841	222,657	—	85
EQ/GAMCO Small Company Value Portfolio	214,671	4,034	923	224,839	—	2
EQ/Global Bond PLUS Portfolio	76,572	1,452	333	77,286	—	— #
EQ/High Yield Bond Portfolio	30,121	646	148	31,402	—	— #
EQ/Intermediate Government Bond Portfolio	17,732	484	111	18,287	—	— #
EQ/International Equity Index Portfolio	161,434	3,227	755	172,361	—	(14)
EQ/Invesco Comstock Portfolio	176,766	3,066	709	178,978	—	(5)
EQ/MFS International Growth Portfolio	211,411	4,195	976	225,677	—	(13)
EQ/Morgan Stanley Mid Cap Growth Portfolio	35,830	484	112	37,293	—	(1)
EQ/PIMCO Global Real Return Portfolio	35,740	23,145	21,998	37,684	—	150
EQ/PIMCO Ultra Short Bond Portfolio	8,527	161	37	8,655	—	— #
EQ/Real Estate PLUS Portfolio	702,076	12,909	2,917	743,792	—	46
EQ/T. Rowe Price Growth Stock Portfolio	235,384	4,034	70,276	170,637	—	10,650

	$3,539,235	$228,044	$166,668	$3,666,881	$—	$11,646

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$808,243	$—	$—	$808,243
Investment Companies	—	3,666,881	—	3,666,881

Total Assets	$808,243	$3,666,881	$—	$4,475,124

Total Liabilities	$—	$—	$—	$—

Total	$808,243	$3,666,881	$—	$4,475,124

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,995
Aggregate gross unrealized depreciation	(234,918)

Net unrealized depreciation	$(86,923)

Federal income tax cost of investments	$4,562,047

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	114,724	$956,603
AXA/Loomis Sayles Growth Portfolio‡	6,903	41,072
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,076	148,459
EQ/BlackRock Basic Value Equity Portfolio‡	5,481	121,037
EQ/Boston Advisors Equity Income Portfolio‡	13,572	89,039
EQ/Emerging Markets Equity PLUS Portfolio‡	3,791	34,696
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	34,148	452,688
EQ/GAMCO Small Company Value Portfolio‡	2,113	121,208
EQ/Global Bond PLUS Portfolio‡	8,329	76,588
EQ/High Yield Bond Portfolio‡	3,620	36,635
EQ/Intermediate Government Bond Portfolio‡	2,784	28,994
EQ/International Equity Index Portfolio‡	7,459	69,196
EQ/Invesco Comstock Portfolio‡	5,976	89,671
EQ/MFS International Growth Portfolio‡	16,205	113,365
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,026	19,006
EQ/PIMCO Global Real Return Portfolio‡	3,691	36,473
EQ/PIMCO Ultra Short Bond Portfolio‡	1,391	13,705
EQ/Real Estate PLUS Portfolio‡	95,140	1,039,875
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,900	73,718
iShares® China Large-Cap ETF	160	7,112
iShares® International Developed Property ETF	6,860	261,640
iShares® JP Morgan USD Emerging Markets Bond ETF	170	19,060
iShares® MSCI EAFE Small-Cap ETF	390	19,293
iShares® U.S. Oil & Gas Exploration & Production ETF	2,290	167,949
PowerShares DB Gold Fund*	9,050	353,403
PowerShares DB Silver Fund*	3,750	100,105
SPDR® S&P Emerging Asia Pacific ETF	120	10,562
SPDR® S&P Emerging Markets SmallCap ETF	200	8,950

Total Investments (100.0%) (Cost $4,771,932)		4,510,102
Other Assets Less Liabilities (0.0%)		(1,532)

Net Assets (100%)		$4,508,570

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$928,316	$116,846	$42,548	$956,603	$—	$926
AXA/Loomis Sayles Growth Portfolio	—	40,000	—	41,072	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	139,365	2,806	924	148,459	—	(6)
EQ/BlackRock Basic Value Equity Portfolio	116,180	2,605	851	121,037	—	1
EQ/Boston Advisors Equity Income Portfolio	100,637	2,405	13,679	89,039	—	108
EQ/Emerging Markets Equity PLUS Portfolio	33,921	601	197	34,696	—	—	#
EQ/GAMCO Mergers and Acquisitions Portfolio	479,694	10,421	47,400	452,688	—	9
EQ/GAMCO Small Company Value Portfolio	115,663	2,605	856	121,208	—	(4)
EQ/Global Bond PLUS Portfolio	75,772	1,804	590	76,588	—	—	#
EQ/High Yield Bond Portfolio	35,182	802	262	36,635	—	—	#
EQ/Intermediate Government Bond Portfolio	28,433	401	131	28,994	—	—	#
EQ/International Equity Index Portfolio	64,742	1,603	534	69,196	—	(10)
EQ/Invesco Comstock Portfolio	88,537	1,804	589	89,671	—	1
EQ/MFS International Growth Portfolio	106,089	2,605	865	113,365	—	(13)
EQ/Morgan Stanley Mid Cap Growth Portfolio	18,184	401	132	19,006	—	(1)
EQ/PIMCO Global Real Return Portfolio	35,895	36,802	37,019	36,473	—	243
EQ/PIMCO Ultra Short Bond Portfolio	13,565	200	66	13,705	—	—	#
EQ/Real Estate PLUS Portfolio	980,021	22,847	7,383	1,039,875	—	90
EQ/T. Rowe Price Growth Stock Portfolio	106,579	2,605	34,682	73,718	—	6,170

	$3,466,775	$250,163	$188,708	$3,562,028	$—	$7,514

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$948,074	$—	$—	$948,074
Investment Companies	—	3,562,028	—	3,562,028

Total Assets	$948,074	$3,562,028	$—	$4,510,102

Total Liabilities	$—	$—	$—	$—

Total	$948,074	$3,562,028	$—	$4,510,102

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,011
Aggregate gross unrealized depreciation	(306,992)

Net unrealized depreciation	$(201,981)

Federal income tax cost of investments	$4,712,083

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	8,427	$166,144
AXA 400 Managed Volatility Portfolio‡	1,933	42,181
AXA 500 Managed Volatility Portfolio‡	27,246	530,258
AXA International Managed Volatility Portfolio‡	9,617	123,981
EQ/Intermediate Government Bond Portfolio‡	702,532	7,315,288

Total Investments (100.1%) (Cost $8,033,152)		8,177,852
Other Assets Less Liabilities (-0.1%)		(7,934)

Net Assets (100%)		$8,169,918

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$151,935	$25,660	$18,042	$166,144	$—	$227
AXA 400 Managed Volatility Portfolio	37,974	7,331	5,101	42,181	—	119
AXA 500 Managed Volatility Portfolio	506,467	91,642	72,010	530,258	—	1,239
AXA International Managed Volatility Portfolio	111,743	21,994	15,610	123,981	—	50
EQ/Intermediate Government Bond Portfolio	6,855,320	1,327,641	939,391	7,315,288	—	181

	$7,663,439	$1,474,268	$1,050,154	$8,177,852	$—	$1,816

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,177,852	$—	$8,177,852

Total Assets	$—	$8,177,852	$—	$8,177,852

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,177,852	$—	$8,177,852

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,540
Aggregate gross unrealized depreciation	(496)

Net unrealized appreciation	$143,044

Federal income tax cost of investments	$8,034,808

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,520,941	$29,985,728
AXA 400 Managed Volatility Portfolio‡	249,763	5,450,902
AXA 500 Managed Volatility Portfolio‡	4,950,717	96,350,350
AXA International Managed Volatility Portfolio‡	1,812,945	23,372,605
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	9,403,285	93,307,951
EQ/Core Bond Index Portfolio‡	23,546,371	238,003,363
EQ/Intermediate Government Bond Portfolio‡	25,421,667	264,709,365

Total Investments (99.8%) (Cost $709,405,122)		751,180,264
Other Assets Less Liabilities (0.2%)		1,740,353

Net Assets (100%)		$752,920,617

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$28,262,969	$1,141,312	$610,811	$29,985,728	$—	$330
AXA 400 Managed Volatility Portfolio	5,082,032	228,262	122,179	5,450,902	—	48
AXA 500 Managed Volatility Portfolio	94,590,484	3,804,375	2,774,360	96,350,350	—	12,777
AXA International Managed Volatility Portfolio	21,882,936	913,050	488,930	23,372,605	—	(17)
EQ/AllianceBernstein Short Duration Government Bond Portfolio	91,339,242	4,108,725	2,199,759	93,307,951	—	349
EQ/Core Bond Index Portfolio	230,509,596	9,282,674	4,970,599	238,003,363	—	15
EQ/Intermediate Government Bond Portfolio	256,211,545	11,706,599	5,866,961	264,709,365	—	(7)

	$727,878,804	$31,184,997	$17,033,599	$751,180,264	$—	$13,495

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$751,180,264	$—	$751,180,264

Total Assets	$—	$751,180,264	$—	$751,180,264

Total Liabilities	$—	$—	$—	$—

Total	$—	$751,180,264	$—	$751,180,264

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,881,655
Aggregate gross unrealized depreciation	(151,324)

Net unrealized appreciation	$41,730,331

Federal income tax cost of investments	$709,449,933

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,524,545	$108,917,811
AXA 400 Managed Volatility Portfolio‡	543,533	11,862,221
AXA 500 Managed Volatility Portfolio‡	17,565,222	341,852,573
AXA International Managed Volatility Portfolio‡	6,412,967	82,676,401
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	11,685,027	115,949,475
EQ/Core Bond Index Portfolio‡	31,291,763	316,292,686
EQ/Intermediate Government Bond Portfolio‡	34,217,318	356,296,236

Total Investments (100.0%) (Cost $1,209,530,357)		1,333,847,403
Other Assets Less Liabilities (0.0%)		(526,838)

Net Assets (100%)		$1,333,320,565

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$102,524,327	$2,420,969	$414,709	$108,917,811	$—	$60
AXA 400 Managed Volatility Portfolio	11,027,700	312,383	53,459	11,862,221	—	60
AXA 500 Managed Volatility Portfolio	334,110,452	7,887,672	2,764,395	341,852,573	—	1,948
AXA International Managed Volatility Portfolio	77,281,323	1,952,394	334,486	82,676,401	—	5
EQ/AllianceBernstein Short Duration Government Bond Portfolio	113,222,863	3,201,926	548,567	115,949,475	—	(2)
EQ/Core Bond Index Portfolio	306,209,724	7,106,714	1,217,562	316,292,686	—	(16)
EQ/Intermediate Government Bond Portfolio	344,416,116	9,771,246	1,431,630	356,296,236	—	(9)

	$1,288,792,505	$32,653,304	$6,764,808	$1,333,847,403	$—	$2,046

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,333,847,403	$—	$1,333,847,403

Total Assets	$—	$1,333,847,403	$—	$1,333,847,403

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,333,847,403	$—	$1,333,847,403

There were no transfers between Levels 1, 2 or 3 during three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,413,125
Aggregate gross unrealized depreciation	(191,527)

Net unrealized appreciation	$124,221,598

Federal income tax cost of investments	$1,209,625,805

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	15,643,560	$308,416,745
AXA 400 Managed Volatility Portfolio‡	1,580,719	34,498,046
AXA 500 Managed Volatility Portfolio‡	49,095,286	955,487,485
AXA International Managed Volatility Portfolio‡	17,892,155	230,666,877
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	21,021,261	208,592,074
EQ/Core Bond Index Portfolio‡	58,819,883	594,542,999
EQ/Intermediate Government Bond Portfolio‡	63,972,799	666,132,506

Total Investments (100.1%) (Cost $2,684,790,671)		2,998,336,732
Other Assets Less Liabilities (-0.1%)		(1,741,799)

Net Assets (100%)		$2,996,594,933

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,540,934	$7,880,065	$412,647	$308,416,745	$—	$(30)
AXA 400 Managed Volatility Portfolio	31,871,208	1,010,265	52,898	34,498,046	—	2
AXA 500 Managed Volatility Portfolio	927,214,758	25,458,671	4,461,006	955,487,485	—	(2,935)
AXA International Managed Volatility Portfolio	214,040,346	6,465,694	338,541	230,666,877	—	17
EQ/AllianceBernstein Short Duration Government Bond Portfolio	201,950,978	6,869,800	359,718	208,592,074	—	— #
EQ/Core Bond Index Portfolio	572,326,001	15,153,971	793,514	594,542,999	—	(19)
EQ/Intermediate Government Bond Portfolio	639,375,238	21,107,712	941,624	666,132,506	—	(10)

	$2,875,319,463	$83,946,178	$7,359,948	$2,998,336,732	$—	$(2,975)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,998,336,732	$—	$2,998,336,732

Total Assets	$—	$2,998,336,732	$—	$2,998,336,732

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,998,336,732	$—	$2,998,336,732

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313,692,598
Aggregate gross unrealized depreciation	(341,995)

Net unrealized appreciation	$313,350,603

Federal income tax cost of investments	$2,684,986,129

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	38,919,988	$767,317,412
AXA 400 Managed Volatility Portfolio‡	3,976,767	86,790,082
AXA 500 Managed Volatility Portfolio‡	123,985,386	2,412,991,042
AXA International Managed Volatility Portfolio‡	44,732,331	576,692,256
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	34,278,052	340,138,026
EQ/Core Bond Index Portfolio‡	99,358,031	1,004,296,826
EQ/Intermediate Government Bond Portfolio‡	106,052,476	1,104,297,494

Total Investments (100.1%) (Cost $5,472,246,626)		6,292,523,138
Other Assets Less Liabilities (-0.1%)		(6,070,783)

Net Assets (100%)		$6,286,452,355

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$719,931,085	$17,044,730	$490,575	$767,317,412	$—	$141
AXA 400 Managed Volatility Portfolio	80,475,504	2,175,923	62,641	86,790,082	—	4
AXA 500 Managed Volatility Portfolio	2,347,513,878	54,760,730	7,589,738	2,412,991,042	—	(3,183)
AXA International Managed Volatility Portfolio	537,032,501	13,780,846	396,710	576,692,256	—	39
EQ/AllianceBernstein Short Duration Government Bond Portfolio	330,413,567	9,791,654	281,899	340,138,026	—	1
EQ/Core Bond Index Portfolio	969,855,372	21,759,231	626,455	1,004,296,826	—	(9)
EQ/Intermediate Government Bond Portfolio	1,062,326,520	31,758,423	741,301	1,104,297,494	—	(7)

	$6,047,548,427	$151,071,537	$10,189,319	$6,292,523,138	$—	$(3,014)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,292,523,138	$—	$6,292,523,138

Total Assets	$—	$6,292,523,138	$—	$6,292,523,138

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,292,523,138	$—	$6,292,523,138

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$820,453,115
Aggregate gross unrealized depreciation	(573,213)

Net unrealized appreciation	$819,879,902

Federal income tax cost of investments	$5,472,643,236

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	25,634,948	$505,399,492
AXA 400 Managed Volatility Portfolio‡	2,805,198	61,221,424
AXA 500 Managed Volatility Portfolio‡	81,223,954	1,580,772,376
AXA International Managed Volatility Portfolio‡	29,212,093	376,604,289
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	14,345,909	142,353,160
EQ/Core Bond Index Portfolio‡	41,313,167	417,587,607
EQ/Intermediate Government Bond Portfolio‡	44,313,937	461,429,769

Total Investments (100.0%) (Cost $3,144,530,491)		3,545,368,117
Other Assets Less Liabilities (0.0%)		(411,790)

Net Assets (100%)		$3,544,956,327

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$458,278,998	$27,004,856	$51,675	$505,399,492	$—	$4
AXA 400 Managed Volatility Portfolio	54,871,262	3,436,982	6,578	61,221,424	—	(1)
AXA 500 Managed Volatility Portfolio	1,482,964,621	86,415,540	165,408	1,580,772,376	—	(36)
AXA International Managed Volatility Portfolio	338,262,952	21,603,885	41,326	376,604,289	—	17
EQ/AllianceBernstein Short Duration Government Bond Portfolio	132,464,643	9,819,948	18,790	142,353,160	—	2
EQ/Core Bond Index Portfolio	390,117,855	22,094,882	42,283	417,587,607	—	— #
EQ/Intermediate Government Bond Portfolio	430,963,729	26,022,862	49,800	461,429,769	—	(1)

	$3,287,924,060	$196,398,955	$375,860	$3,545,368,117	$—	$(15)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,545,368,117	$—	$3,545,368,117

Total Assets	$—	$3,545,368,117	$—	$3,545,368,117

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,545,368,117	$—	$3,545,368,117

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,906,560
Aggregate gross unrealized depreciation	(222,217)

Net unrealized appreciation	$400,684,343

Federal income tax cost of investments	$3,144,683,774

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	15,118,784	$298,070,651
AXA 400 Managed Volatility Portfolio‡	1,473,441	32,156,795
AXA 500 Managed Volatility Portfolio‡	46,947,973	913,696,710
AXA International Managed Volatility Portfolio‡	17,122,545	220,745,017
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	5,202,542	51,624,353
EQ/Core Bond Index Portfolio‡	13,378,731	135,230,306
EQ/Intermediate Government Bond Portfolio‡	14,466,078	150,631,594

Total Investments (99.9%) (Cost $1,704,130,742)		1,802,155,426
Other Assets Less Liabilities (0.1%)		1,533,498

Net Assets (100%)		$1,803,688,924

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$256,910,115	$29,375,336	$—	$298,070,651	$—	$—
AXA 400 Managed Volatility Portfolio	26,934,152	3,730,201	—	32,156,795	—	—
AXA 500 Managed Volatility Portfolio	813,020,498	94,187,584	—	913,696,710	—	—
AXA International Managed Volatility Portfolio	187,898,956	23,313,758	—	220,745,017	—	—
EQ/AllianceBernstein Short Duration Government Bond Portfolio	45,532,143	6,061,577	—	51,624,353	—	—
EQ/Core Bond Index Portfolio	119,548,707	13,988,255	—	135,230,306	—	—
EQ/Intermediate Government Bond Portfolio	133,360,091	15,853,356	—	150,631,594	—	—

	$1,583,204,662	$186,510,067	$—	$1,802,155,426	$—	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,802,155,426	$—	$1,802,155,426

Total Assets	$—	$1,802,155,426	$—	$1,802,155,426

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,802,155,426	$—	$1,802,155,426

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,834,641
Aggregate gross unrealized depreciation	(2,820,588)

Net unrealized appreciation	$98,014,053

Federal income tax cost of investments	$1,704,141,373

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	45,801,683	$477,351,799
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	36,458,946	481,761,809
AXA/Templeton Global Equity Managed Volatility Portfolio‡	40,945,001	483,482,664

Total Investments (99.9%) (Cost $1,082,315,299)		1,442,596,272
Other Assets Less Liabilities (0.1%)		1,470,079

Net Assets (100%)		$1,444,066,351

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$481,051,518	$3,759,110	$10,327,237	$477,351,799	$—	$547
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	480,586,429	3,759,110	10,332,457	481,761,809	—	(4,674)
AXA/Templeton Global Equity Managed Volatility Portfolio	476,785,239	3,759,223	10,335,523	483,482,664	—	(7,430)

	$1,438,423,186	$11,277,443	$30,995,217	$1,442,596,272	$—	$(11,557)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,442,596,272	$—	$1,442,596,272

Total Assets	$—	$1,442,596,272	$—	$1,442,596,272

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,442,596,272	$—	$1,442,596,272

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,776,612
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$360,776,612

Federal income tax cost of investments	$1,081,819,660

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	22,320	$1,731,586
iShares® Global Clean Energy ETF	5,340	63,546
iShares® Global Energy ETF	13,130	468,347
iShares® North American Natural Resources ETF	8,250	309,705
iShares® U.S. Energy ETF	23,000	1,002,800
iShares® U.S. Oil & Gas Exploration & Production ETF	2,200	161,348
iShares® U.S. Oil Equipment & Services ETF	2,250	105,772
PowerShares Cleantech Portfolio	2,210	66,455
PowerShares DWA Energy Momentum Portfolio	3,100	147,374
PowerShares Dynamic Energy Exploration & Production Portfolio	10,310	305,279
PowerShares Dynamic Oil & Gas Services Portfolio	5,210	84,246
PowerShares Global Clean Energy Portfolio	4,750	59,669
PowerShares S&P Smallcap Energy Portfolio	14,750	410,935
PowerShares WilderHill Clean Energy Portfolio	10,940	61,045
PowerShares WilderHill Progressive Energy Portfolio	1,480	39,666
SPDR® S&P International Energy Sector ETF	1,100	21,274
SPDR® S&P Oil & Gas Equipment & Services ETF	4,150	104,372
SPDR® S&P Oil & Gas Exploration & Production ETF	5,310	274,315
Vanguard Energy ETF	10,840	1,184,595

Total Investments (99.3%) (Cost $7,709,329)		6,602,329
Other Assets Less Liabilities (0.7%)		43,819

Net Assets (100%)		$6,646,148

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,602,329	$—	$—	$6,602,329

Total Assets	$6,602,329	$—	$—	$6,602,329

Total Liabilities	$—	$—	$—	$—

Total	$6,602,329	$—	$—	$6,602,329

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,141
Aggregate gross unrealized depreciation	(1,113,587)

Net unrealized depreciation	$(1,107,446)

Federal income tax cost of investments	$7,709,775

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Core MSCI EAFE ETF	2,600	$152,074
iShares® Europe ETF	19,334	855,916
iShares® MSCI EAFE ETF	13,441	862,509
iShares® MSCI EAFE Growth ETF	8,309	582,045
iShares® MSCI EAFE Value ETF	8,810	469,221
iShares® MSCI Germany ETF	800	23,872
iShares® MSCI Japan ETF	24,432	306,133
iShares® MSCI Pacific ex-Japan ETF	3,556	161,300
iShares® MSCI Switzerland Capped ETF	500	16,605
iShares® MSCI United Kingdom ETF	1,500	27,015
Vanguard FTSE Developed Markets ETF	19,350	770,711

Total Investments (100.1%) (Cost $2,813,287)		4,227,401
Other Assets Less Liabilities (-0.1%)		(3,240)

Net Assets (100%)		$4,224,161

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,227,401	$—	$—	$4,227,401

Total Assets	$4,227,401	$—	$—	$4,227,401

Total Liabilities	$—	$—	$—	$—

Total	$4,227,401	$—	$—	$4,227,401

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,425,318
Aggregate gross unrealized depreciation	(11,204)

Net unrealized appreciation	$1,414,114

Federal income tax cost of investments	$2,813,287

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	29,370	$2,105,535
iShares® MSCI EAFE Minimum Volatility ETF	15,700	1,034,473
iShares® MSCI Emerging Markets Minimum Volatility ETF	7,890	465,589
iShares® MSCI USA Minimum Volatility ETF	9,110	375,879
PowerShares S&P 500 High Dividend Portfolio	12,210	401,587
PowerShares S&P 500 Low Volatility Portfolio	10,320	391,438
PowerShares S&P Emerging Markets Low Volatility Portfolio	16,590	426,001
PowerShares S&P International Developed Low Volatility Portfolio	29,110	909,105
PowerShares S&P MidCap Low Volatility Portfolio	15,580	528,474
PowerShares S&P SmallCap Low Volatility Portfolio	7,940	271,381
SPDR® Russell 1000 Low Volatility ETF	5,370	397,380
SPDR® Russell 2000 Low Volatility ETF	3,280	259,276

Total Investments (99.8%) (Cost $7,072,298)		7,566,118
Other Assets Less Liabilities (0.2%)		15,942

Net Assets (100%)		$7,582,060

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$7,566,118	$—	$—	$7,566,118

Total Assets	$7,566,118	$—	$—	$7,566,118

Total Liabilities	$—	$—	$—	$—

Total	$7,566,118	$—	$—	$7,566,118

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$554,850
Aggregate gross unrealized depreciation	(61,350)

Net unrealized appreciation	$493,500

Federal income tax cost of investments	$7,072,618

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
MercadoLibre, Inc.	12,985	$1,590,922
YPF S.A. (ADR)	52,917	1,452,572

		3,043,494

Australia (2.4%)
AGL Energy Ltd.	36,500	421,860
ALS Ltd.	20,678	77,628
Alumina Ltd.	132,164	161,204
Amcor Ltd.	68,416	729,977
AMP Ltd.	172,134	841,562
APA Group	65,601	451,881
Asciano Ltd.	54,769	263,951
ASX Ltd.	10,867	341,934
Aurizon Holdings Ltd.	119,420	440,161
AusNet Services	93,733	104,042
Australia & New Zealand Banking Group Ltd.	155,992	4,347,548
Bank of Queensland Ltd.	23,109	242,269
Bendigo & Adelaide Bank Ltd.	26,475	252,514
BHP Billiton Ltd.	181,746	4,232,758
BHP Billiton plc	119,553	2,595,703
Boral Ltd.	43,933	213,539
Brambles Ltd.	88,787	777,431
Caltex Australia Ltd.	7,899	209,981
Coca-Cola Amatil Ltd.	31,970	261,999
Cochlear Ltd.	3,198	219,982
Commonwealth Bank of Australia	91,734	6,509,345
Computershare Ltd.	25,485	246,255
Crown Resorts Ltd.	19,397	196,788
CSL Ltd.	26,879	1,882,392
Dexus Property Group (REIT)	54,902	316,029
Federation Centres (REIT)	90,578	209,232
Flight Centre Travel Group Ltd.	2,751	82,767
Fortescue Metals Group Ltd.	82,591	122,378
Goodman Group (REIT)	101,364	488,383
GPT Group (REIT)	93,665	325,367
Harvey Norman Holdings Ltd.	32,214	108,955
Healthscope Ltd.	69,160	160,863
Iluka Resources Ltd.	23,503	151,420
Incitec Pivot Ltd.	91,448	282,648
Insurance Australia Group Ltd.	132,840	615,712
Leighton Holdings Ltd.	5,498	88,189
Lend Lease Group	30,507	385,394
Macquarie Group Ltd.	16,390	952,320
Medibank Pvt Ltd.*	148,670	262,386
Mirvac Group (REIT)	221,342	338,020
National Australia Bank Ltd.	133,910	3,920,540
Newcrest Mining Ltd.*	42,877	434,644
Novion Property Group (REIT)	130,773	249,240
Orica Ltd.	20,480	310,786
Origin Energy Ltd.	60,930	522,193
Platinum Asset Management Ltd.	12,545	74,554
Qantas Airways Ltd.*	28,331	67,245
QBE Insurance Group Ltd.	77,382	765,806
Ramsay Health Care Ltd.	7,326	374,138
REA Group Ltd.	2,757	101,243
Santos Ltd.	52,988	285,816
Scentre Group (REIT)	301,763	857,381
Seek Ltd.	19,604	255,058
Sonic Healthcare Ltd.	20,742	322,241
Stockland Corp., Ltd. (REIT)	137,305	469,232
Suncorp Group Ltd.	73,792	757,117
Sydney Airport	61,766	243,066
Tabcorp Holdings Ltd.	42,204	152,185
Tatts Group Ltd.	78,106	236,505
Telstra Corp., Ltd.	242,414	1,163,366
Toll Holdings Ltd.	38,276	257,719
TPG Telecom Ltd.	16,154	112,309
Transurban Group	104,020	753,358
Treasury Wine Estates Ltd.	32,786	127,431
Wesfarmers Ltd.	63,603	2,125,205
Westfield Corp. (REIT)	111,901	811,791
Westpac Banking Corp.	175,923	5,263,224
Woodside Petroleum Ltd.	42,011	1,099,034
Woolworths Ltd.	71,522	1,601,865
WorleyParsons Ltd.	11,541	83,852

		54,710,911

Austria (0.4%)
Andritz AG	4,124	246,616
Erste Group Bank AG	181,153	4,463,310
Immofinanz AG*	53,741	157,936
OMV AG	8,270	226,977
Raiffeisen Bank International AG	6,440	90,041
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,818	3,092,064
voestalpine AG	6,335	231,590

		8,508,534

Belgium (0.4%)
Ageas	12,228	439,030
Anheuser-Busch InBev N.V.	45,499	5,565,689
Belgacom S.A.	8,693	304,432
Colruyt S.A.	4,140	180,141
Delhaize Group S.A.	5,696	512,571
Groupe Bruxelles Lambert S.A.	4,529	375,089
KBC Groep N.V.*	14,382	889,901
Solvay S.A.	3,328	481,350
Telenet Group Holding N.V.*	3,255	179,061
UCB S.A.	7,382	531,955
Umicore S.A.	5,292	220,693

		9,679,912

Bermuda (0.0%)
Seadrill Ltd.	20,719	193,898

Brazil (1.2%)
Ambev S.A. (ADR)	320,775	1,847,664
Banco Bradesco S.A. (Preference)(q)	371,272	3,446,848
BM&F Bovespa S.A.	477,000	1,663,458
BRF S.A.	325,235	6,436,322
CCR S.A.	292,179	1,511,452
Embraer S.A. (ADR)	87,495	2,690,471
Itau Unibanco Holding S.A. (Preference)(q)	327,229	3,631,606
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	189,300	2,093,658
Lojas Arapua S.A. (Preference)(q)*†	1,248,000	—
Raia Drogasil S.A.	168,889	1,510,796
Ultrapar Participacoes S.A.	89,316	1,817,076
Vale S.A. (ADR)	96,400	544,660

		27,194,011

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	334,230

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Chile (0.1%)
S.A.C.I. Falabella	256,153	$1,959,437

China (2.1%)
Bank of China Ltd., Class H	17,085,000	9,876,025
CGN Power Co., Ltd., Class H(b)*§	664,000	285,372
China Construction Bank Corp., Class H	5,952,420	4,946,556
China Life Insurance Co., Ltd., Class H	1,141,000	5,017,539
China Mengniu Dairy Co., Ltd.	423,000	2,249,334
China Oilfield Services Ltd., Class H	226,000	375,702
China Pacific Insurance Group Co., Ltd., Class H	410,800	1,956,851
Chongqing Changan Automobile Co., Ltd., Class B†	261,800	714,892
CSPC Pharmaceutical Group Ltd.	972,000	821,558
Huadian Power International Corp., Ltd., Class H	1,208,000	1,005,297
JD.com, Inc. (ADR)*	113,951	3,347,880
Qihoo 360 Technology Co., Ltd. (ADR)*	29,732	1,522,278
Sihuan Pharmaceutical Holdings Group Ltd.†	2,702,000	1,537,000
TAL Education Group (ADR)*	35,582	1,182,034
Tencent Holdings Ltd.	571,600	10,805,888
Tsingtao Brewery Co., Ltd., Class H	174,000	1,167,046
Uni-President China Holdings Ltd.	268,200	177,412
Yangzijiang Shipbuilding Holdings Ltd.	100,497	92,478

		47,081,142

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	72,650	936,067
Grupo de Inversiones Suramericana S.A. (Preference)(q)	58,314	750,905

		1,686,972

Czech Republic (0.2%)
Komercni Banka A/S	16,973	3,666,533

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	227	461,305
A. P. Moller - Maersk A/S, Class B	406	848,996
Carlsberg A/S, Class B	6,002	495,610
Coloplast A/S, Class B	6,442	487,491
Danske Bank A/S	37,155	980,556
DSV A/S	9,550	297,156
FLSmidth & Co. A/S	30,460	1,371,185
ISS A/S*	6,204	195,451
Novo Nordisk A/S, Class B	113,558	6,076,098
Novozymes A/S, Class B	13,268	606,822
Pandora A/S	6,353	579,179
TDC A/S	44,026	315,373
Tryg A/S	1,280	150,816
Vestas Wind Systems A/S	12,261	507,645
William Demant Holding A/S*	1,401	118,984

		13,492,667

Egypt (0.1%)
Commercial International Bank Egypt SAE	237,340	1,750,977

Finland (0.3%)
Elisa Oyj	7,658	192,604
Fortum Oyj	25,208	528,398
Kone Oyj, Class B	17,765	787,506
Metso Oyj	5,977	174,493
Neste Oil Oyj	6,641	174,143
Nokia Oyj	212,063	1,619,940
Nokian Renkaat Oyj	6,228	185,644
Orion Oyj, Class B	5,670	159,901
Sampo Oyj, Class A	25,322	1,279,535
Stora Enso Oyj, Class R	30,965	319,024
UPM-Kymmene Oyj	29,474	573,849
Wartsila Oyj Abp	7,936	351,527

		6,346,564

France (4.1%)
Accor S.A.	9,428	492,425
Aeroports de Paris S.A.	1,669	199,647
Air Liquide S.A.	19,510	2,509,571
Airbus Group N.V.	143,976	9,355,624
Alcatel-Lucent*	163,180	617,541
Alstom S.A.*	12,983	399,668
Arkema S.A.	3,930	310,199
AtoS	4,358	299,229
AXA S.A.‡	98,197	2,476,200
BNP Paribas S.A.	59,949	3,645,968
Bollore S.A.	49,317	262,836
Bouygues S.A.	9,086	356,945
Bureau Veritas S.A.	15,084	324,193
Cap Gemini S.A.	8,322	683,296
Carrefour S.A.	35,388	1,179,803
Casino Guichard Perrachon S.A.	3,106	274,762
Christian Dior SE	3,093	580,997
Cie de Saint-Gobain	25,467	1,117,275
Cie Generale des Etablissements Michelin	10,562	1,051,630
CNP Assurances S.A.	11,031	192,961
Credit Agricole S.A.	53,447	785,783
Danone S.A.	32,801	2,207,414
Dassault Systemes S.A.	7,525	509,842
Edenred	12,558	313,047
Electricite de France S.A.	13,495	324,135
Essilor International S.A.	11,574	1,328,968
Eurazeo S.A.	2,297	157,581
Eutelsat Communications S.A.	9,130	302,290
Fonciere des Regions (Frankfurt Stock Exchange) (REIT)	96	9,264
Fonciere des Regions (London Stock Exchange) (REIT)	1,536	151,962
GDF Suez S.A.	81,978	1,622,137
Gecina S.A. (REIT)	1,539	208,178
Groupe Eurotunnel SE (Registered)	24,964	357,823
Hermes International	1,561	551,028
ICADE (REIT)	2,125	191,923
Iliad S.A.	1,409	329,190
Imerys S.A.	1,999	146,872
J.C. Decaux S.A.	3,474	116,679
Kering	27,106	5,298,221
Klepierre S.A. (REIT)	9,709	476,953

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lafarge S.A.	10,840	$702,964
Lagardere S.C.A.	7,198	215,584
Legrand S.A.	15,011	809,001
L’Oreal S.A.	14,229	2,619,908
LVMH Moet Hennessy Louis Vuitton SE	50,122	8,845,630
Natixis S.A.	55,926	417,633
Numericable-SFR*	5,288	288,370
Orange S.A.	104,992	1,689,194
Pernod-Ricard S.A.	12,026	1,419,118
Peugeot S.A.*	21,441	359,363
Publicis Groupe S.A.	10,643	821,741
Remy Cointreau S.A.	1,273	93,754
Renault S.A.	10,891	992,552
Rexel S.A.	14,900	281,086
Safran S.A.	16,537	1,155,703
Sanofi S.A.	67,572	6,649,155
Schneider Electric SE	29,731	2,312,587
SCOR SE	9,009	304,289
Societe BIC S.A.	1,547	220,332
Societe Generale S.A.	100,758	4,871,389
Sodexo S.A.	5,351	522,130
Suez Environnement Co. S.A.	16,031	275,282
Technip S.A.	58,767	3,561,705
Thales S.A.	5,117	284,027
Total S.A.	121,114	6,025,582
Unibail-Rodamco SE (REIT)	5,552	1,498,386
Valeo S.A.	4,397	657,314
Vallourec S.A.	5,796	141,615
Veolia Environnement S.A.	25,175	476,567
Vinci S.A.	26,729	1,529,664
Vivendi S.A.*	68,726	1,708,761
Wendel S.A.	1,657	197,530
Zodiac Aerospace	10,871	360,281

		94,028,257

Germany (4.5%)
adidas AG	12,005	951,782
Allianz SE (Registered)	59,057	10,261,846
Axel Springer SE	2,335	138,090
BASF SE	51,971	5,171,438
Bayer AG (Registered)	84,575	12,707,835
Bayerische Motoren Werke (BMW) AG	18,742	2,345,571
Bayerische Motoren Werke (BMW) AG (Preference)(q)	74,242	6,874,559
Beiersdorf AG	5,722	497,686
Brenntag AG	9,136	547,709
Celesio AG	2,749	81,269
Commerzbank AG*	55,257	761,881
Continental AG	6,229	1,475,403
Daimler AG (Registered)	54,481	5,247,278
Deutsche Annington Immobilien SE	19,634	663,397
Deutsche Bank AG (Registered)	161,165	5,607,257
Deutsche Boerse AG	10,679	873,299
Deutsche Lufthansa AG (Registered)	12,345	173,607
Deutsche Post AG (Registered)	54,796	1,714,155
Deutsche Telekom AG (Registered)	179,684	3,290,173
Deutsche Wohnen AG	15,770	404,389
E.ON SE	113,307	1,688,219
Fraport AG Frankfurt Airport Services Worldwide	1,956	117,078
Fresenius Medical Care AG & Co. KGaA	12,324	1,025,696
Fresenius SE & Co. KGaA	21,466	1,281,871
Fuchs Petrolub SE (Preference)(q)	3,550	142,087
GEA Group AG	10,745	519,684
Hannover Rueck SE	3,387	350,340
HeidelbergCement AG	7,995	634,309
Henkel AG & Co. KGaA	6,741	697,182
Henkel AG & Co. KGaA (Preference)(q)	10,093	1,188,744
Hugo Boss AG	3,324	404,756
Infineon Technologies AG	63,937	765,554
K+S AG (Registered)	9,667	316,127
Kabel Deutschland Holding AG*	1,216	158,206
Lanxess AG	5,435	289,975
Linde AG	28,241	5,757,469
MAN SE	2,194	231,214
Merck KGaA	7,326	822,197
Metro AG	8,968	304,643
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,791	2,112,928
OSRAM Licht AG	5,279	261,962
Porsche Automobil Holding SE (Preference)(q)	8,820	865,799
ProSiebenSat.1 Media AG (Registered)	12,412	609,952
RWE AG	28,338	724,553
SAP SE	133,095	9,664,777
Siemens AG (Registered)	72,279	7,825,255
Symrise AG	7,003	442,947
Telefonica Deutschland Holding AG*	34,639	200,230
ThyssenKrupp AG	24,858	652,733
TUI AG	24,448	429,924
United Internet AG (Registered)	6,596	300,739
Volkswagen AG	1,657	427,670
Volkswagen AG (Preference)(q)	9,203	2,449,033

		103,452,477

Hong Kong (1.4%)
AIA Group Ltd.	681,600	4,271,931
ASM Pacific Technology Ltd.	14,300	148,697
Bank of East Asia Ltd.	78,000	310,721
BOC Hong Kong Holdings Ltd.	205,500	733,692
Cathay Pacific Airways Ltd.	63,000	145,708
Cheung Kong Infrastructure Holdings Ltd.	33,000	283,413
China Mobile Ltd.	514,500	6,706,487
China Overseas Land & Investment Ltd.	540,000	1,746,716
CK Hutchison Holdings Ltd.	75,000	1,534,345
CLP Holdings Ltd.	109,500	956,193
First Pacific Co., Ltd.	139,500	139,428
Galaxy Entertainment Group Ltd.	137,000	621,183
Hang Lung Properties Ltd.	126,000	354,754
Hang Seng Bank Ltd.	43,400	785,707
Henderson Land Development Co., Ltd.	62,330	437,179
HKT Trust & HKT Ltd.	161,260	207,332

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong & China Gas Co., Ltd.	357,785	$827,156
Hong Kong Exchanges and Clearing Ltd.	59,700	1,459,560
Hutchison Whampoa Ltd.	121,000	1,673,772
Hysan Development Co., Ltd.	37,000	162,470
Kerry Properties Ltd.	39,000	135,713
Li & Fung Ltd.	330,000	321,903
Link REIT (REIT)	127,000	781,528
MTR Corp., Ltd.	81,000	384,804
New World Development Co., Ltd.	290,320	335,986
Noble Group Ltd.	271,481	180,905
NWS Holdings Ltd.	80,026	133,285
PCCW Ltd.	209,000	127,360
Power Assets Holdings Ltd.	78,500	801,728
Shangri-La Asia Ltd.	52,166	71,580
Shenzhen International Holdings Ltd.	501,500	755,758
Sino Land Co., Ltd.	163,400	266,248
SJM Holdings Ltd.	111,000	144,658
Sun Hung Kai Properties Ltd.	95,000	1,462,487
Swire Pacific Ltd., Class A	37,000	503,034
Swire Properties Ltd.	75,000	243,690
Techtronic Industries Co., Ltd.	77,000	259,350
WH Group Ltd.*§	246,000	139,670
Wharf Holdings Ltd.	84,100	586,257
Wheelock & Co., Ltd.	50,000	255,232
Yue Yuen Industrial Holdings Ltd.	43,500	153,549

		31,551,169

India (2.0%)
Ashok Leyland Ltd.*	3,405,568	3,985,027
Bharat Petroleum Corp., Ltd.	191,036	2,474,643
DLF Ltd.	1,408,054	3,558,819
Glenmark Pharmaceuticals Ltd.	177,309	2,232,656
HDFC Bank Ltd.	239,261	4,629,677
ICICI Bank Ltd.	341,360	1,719,702
ICICI Bank Ltd. (ADR)	490,165	5,078,110
Idea Cellular Ltd.	419,803	1,233,046
IndusInd Bank Ltd.	265,304	3,935,405
Marico Ltd.	356,566	2,200,835
Maruti Suzuki India Ltd.	56,955	3,529,479
Oil & Natural Gas Corp., Ltd.	364,736	1,784,710
Shree Cement Ltd.	15,970	2,754,110
Shriram Transport Finance Co., Ltd.	175,126	3,116,230
Tata Consultancy Services Ltd.	40,766	1,662,449
Zee Entertainment Enterprises Ltd.	357,603	1,950,532

		45,845,430

Indonesia (0.4%)
AKR Corporindo Tbk PT	1,638,600	641,678
Kalbe Farma Tbk PT	12,790,900	1,822,758
Link Net Tbk PT*	3,160,600	1,444,421
Matahari Department Store Tbk PT	2,114,600	3,176,910
Surya Citra Media Tbk PT	3,843,300	996,774
XL Axiata Tbk PT	2,123,600	704,762

		8,787,303

Ireland (0.8%)
Accenture plc, Class A	23,893	2,238,535
Allegion plc	3,663	224,066
Bank of Ireland*	1,581,542	599,885
CRH plc	46,154	1,201,701
Endo International plc*	6,754	605,834
Experian plc	57,227	947,729
James Hardie Industries plc (CDI)	24,479	283,047
Kerry Group plc, Class A	8,791	590,449
Medtronic plc	54,205	4,227,448
Perrigo Co. plc	5,356	886,686
Shire plc	63,702	5,065,605
XL Group plc	9,675	356,040

		17,227,025

Israel (0.2%)
Bank Hapoalim B.M	59,521	286,592
Bank Leumi Le-Israel B.M.*	77,993	289,464
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	180,951
Delek Group Ltd.	246	63,371
Israel Chemicals Ltd.	25,003	177,752
Israel Corp., Ltd.	165	57,467
Mizrahi Tefahot Bank Ltd.*	8,869	90,040
NICE-Systems Ltd.	3,043	185,983
Teva Pharmaceutical Industries Ltd.	48,717	3,034,777

		4,366,397

Italy (0.9%)
Assicurazioni Generali S.p.A.	66,139	1,301,567
Atlantia S.p.A.	22,704	596,086
Banca Monte dei Paschi di Siena S.p.A.*	239,038	158,431
Banco Popolare SC*	18,779	293,252
Brunello Cucinelli S.p.A.	30,431	535,455
Enel Green Power S.p.A.	101,237	189,218
Enel S.p.A.	372,730	1,678,890
Eni S.p.A.	144,006	2,492,446
EXOR S.p.A.	5,802	263,313
Finmeccanica S.p.A.*	21,382	254,228
Gtech S.p.A.	87,502	1,735,013
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	52,799	164,173
Intesa Sanpaolo S.p.A. (London Stock Exchange)	717,592	2,435,115
Luxottica Group S.p.A.	9,749	618,943
Mediobanca S.p.A.	35,268	338,140
Pirelli & C. S.p.A.	12,791	211,155
Prysmian S.p.A.	72,986	1,503,581
Saipem S.p.A.*	14,854	151,519
Snam S.p.A.	119,176	577,259
Telecom Italia S.p.A.*	573,825	672,753
Telecom Italia S.p.A. (RNC)	338,405	318,254
Terna Rete Elettrica Nazionale S.p.A.	80,487	354,372
Tod’s S.p.A.	19,590	1,777,761
UniCredit S.p.A.	249,007	1,688,964
Unione di Banche Italiane S.c.p.A.	46,232	360,906
UnipolSai S.p.A.	49,433	143,828

		20,814,622

Japan (8.9%)
ABC-Mart, Inc.	1,600	93,697
Acom Co., Ltd.*	25,800	89,582

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	8,000	$101,166
Aeon Co., Ltd.	38,100	418,560
AEON Financial Service Co., Ltd.	7,100	179,364
Aeon Mall Co., Ltd.	5,580	110,586
Air Water, Inc.	8,000	143,114
Aisin Seiki Co., Ltd.	10,800	392,296
Ajinomoto Co., Inc.	32,000	702,198
Alfresa Holdings Corp.	9,200	129,944
Amada Co., Ltd.	21,000	201,854
ANA Holdings, Inc.	63,000	168,897
Aozora Bank Ltd.	63,000	223,700
Asahi Glass Co., Ltd.	57,000	374,120
Asahi Group Holdings Ltd.	21,500	683,150
Asahi Kasei Corp.	72,000	688,911
Asics Corp.	9,700	263,444
Astellas Pharma, Inc.	121,500	1,990,975
Bandai Namco Holdings, Inc.	10,300	200,699
Bank of Kyoto Ltd.	19,000	199,241
Bank of Yokohama Ltd.	62,000	362,532
Benesse Holdings, Inc.	3,900	122,846
Bridgestone Corp.	36,800	1,476,639
Brother Industries Ltd.	12,600	200,633
Calbee, Inc.	4,400	191,273
Canon, Inc.	64,200	2,270,358
Casio Computer Co., Ltd.	11,700	221,967
Central Japan Railway Co.	8,200	1,484,820
Chiba Bank Ltd.	42,000	308,462
Chiyoda Corp.	9,000	77,054
Chubu Electric Power Co., Inc.	36,200	432,541
Chugai Pharmaceutical Co., Ltd.	12,600	397,238
Chugoku Bank Ltd.	10,500	156,988
Chugoku Electric Power Co., Inc.	16,700	217,822
Citizen Holdings Co., Ltd.	15,700	120,467
COLOPL, Inc.	1,900	41,029
Credit Saison Co., Ltd.	8,600	154,499
Dai Nippon Printing Co., Ltd.	31,000	301,572
Daicel Corp.	16,000	191,035
Daihatsu Motor Co., Ltd.	10,000	153,113
Dai-ichi Life Insurance Co., Ltd.	311,500	4,525,536
Daiichi Sankyo Co., Ltd.	37,300	592,647
Daikin Industries Ltd.	13,300	890,792
Daito Trust Construction Co., Ltd.	4,100	458,650
Daiwa House Industry Co., Ltd.	34,300	677,060
Daiwa Securities Group, Inc.	95,400	751,857
Denso Corp.	27,500	1,255,517
Dentsu, Inc.	12,186	522,511
Don Quijote Holdings Co., Ltd.	3,200	260,615
East Japan Railway Co.	18,937	1,520,588
Eisai Co., Ltd.	14,300	1,016,901
Electric Power Development Co., Ltd.	8,200	276,665
FamilyMart Co., Ltd.	3,300	138,171
FANUC Corp.	23,718	5,183,016
Fast Retailing Co., Ltd.	2,900	1,122,563
Fuji Electric Co., Ltd.	29,000	137,006
Fuji Heavy Industries Ltd.	33,300	1,107,167
Fujifilm Holdings Corp.	26,300	936,730
Fujitsu Ltd.	106,000	723,495
Fukuoka Financial Group, Inc.	45,000	231,938
GungHo Online Entertainment, Inc.	17,800	69,748
Gunma Bank Ltd.	22,000	148,798
Hachijuni Bank Ltd.	24,000	169,497
Hakuhodo DY Holdings, Inc.	12,300	130,985
Hamamatsu Photonics KK	7,600	230,026
Hankyu Hanshin Holdings, Inc.	63,000	389,913
Hikari Tsushin, Inc.	1,000	64,901
Hino Motors Ltd.	15,000	214,164
Hirose Electric Co., Ltd.	1,680	217,373
Hiroshima Bank Ltd.	32,000	172,650
Hisamitsu Pharmaceutical Co., Inc.	3,500	143,755
Hitachi Chemical Co., Ltd.	5,400	115,587
Hitachi Construction Machinery Co., Ltd.	6,000	104,979
Hitachi High-Technologies Corp.	3,700	112,975
Hitachi Ltd.	273,200	1,867,819
Hitachi Metals Ltd.	13,000	199,907
Hokuhoku Financial Group, Inc.	77,000	171,876
Hokuriku Electric Power Co.	9,900	131,208
Honda Motor Co., Ltd.	92,300	2,999,735
Hoya Corp.	24,100	966,748
Hulic Co., Ltd.	11,700	131,204
Ibiden Co., Ltd.	6,400	108,112
Idemitsu Kosan Co., Ltd.	5,200	90,629
IHI Corp.	84,000	393,701
Iida Group Holdings Co., Ltd.	10,800	134,303
INPEX Corp.	49,800	549,441
Isetan Mitsukoshi Holdings Ltd.	19,400	321,156
Isuzu Motors Ltd.	33,500	445,629
ITOCHU Corp.	90,000	975,826
ITOCHU Techno-Solutions Corp.	2,600	53,930
Iyo Bank Ltd.	14,000	166,369
J. Front Retailing Co., Ltd.	13,000	204,488
Japan Airlines Co., Ltd.	6,688	208,459
Japan Display, Inc.	20,800	74,902
Japan Exchange Group, Inc.	15,600	452,516
Japan Prime Realty Investment Corp. (REIT)	45	154,836
Japan Real Estate Investment Corp. (REIT)	72	338,542
Japan Retail Fund Investment Corp. (REIT)	148	294,212
Japan Tobacco, Inc.	62,300	1,968,425
JFE Holdings, Inc.	28,700	634,154
JGC Corp.	11,000	218,813
Joyo Bank Ltd.	37,000	190,442
JSR Corp.	9,900	171,746
JTEKT Corp.	12,300	192,094
JX Holdings, Inc.	127,933	491,512
Kajima Corp.	49,000	227,786
Kakaku.com, Inc.	7,900	131,041
Kamigumi Co., Ltd.	14,000	132,271
Kaneka Corp.	15,000	105,714
Kansai Electric Power Co., Inc.*	42,400	404,900
Kansai Paint Co., Ltd.	12,000	218,274
Kao Corp.	29,200	1,457,881
Kawasaki Heavy Industries Ltd.	80,000	404,211
KDDI Corp.	348,075	7,886,031
Keihan Electric Railway Co., Ltd.	31,000	189,058
Keikyu Corp.	27,000	216,104
Keio Corp.	32,000	251,297
Keisei Electric Railway Co., Ltd.	15,000	186,485

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	13,818	$7,547,519
Kikkoman Corp.	9,000	285,817
Kintetsu Corp.	101,000	371,095
Kirin Holdings Co., Ltd.	47,600	625,228
Kobe Steel Ltd.	181,000	334,564
Koito Manufacturing Co., Ltd.	5,000	150,440
Komatsu Ltd.	53,100	1,044,324
Konami Corp.	5,900	110,557
Konica Minolta, Inc.	28,000	284,781
Kubota Corp.	63,000	998,147
Kuraray Co., Ltd.	19,300	261,643
Kurita Water Industries Ltd.	6,100	147,617
Kyocera Corp.	91,900	5,043,826
Kyowa Hakko Kirin Co., Ltd.	12,000	156,627
Kyushu Electric Power Co., Inc.	24,600	238,680
Lawson, Inc.	3,400	236,032
LIXIL Group Corp.	14,900	353,456
M3, Inc.	11,400	242,247
Mabuchi Motor Co., Ltd.	2,400	127,314
Makita Corp.	7,200	374,012
Marubeni Corp.	93,700	542,125
Marui Group Co., Ltd.	11,700	132,970
Maruichi Steel Tube Ltd.	2,300	54,526
Mazda Motor Corp.	31,160	633,013
McDonald’s Holdings Co. Japan Ltd.	3,910	86,677
Medipal Holdings Corp.	7,800	101,713
MEIJI Holdings Co., Ltd.	3,422	417,667
Minebea Co., Ltd.	19,000	300,201
Miraca Holdings, Inc.	3,200	147,456
Mitsubishi Chemical Holdings Corp.	76,000	442,261
Mitsubishi Corp.	78,200	1,576,459
Mitsubishi Electric Corp.	109,000	1,297,303
Mitsubishi Estate Co., Ltd.	70,000	1,624,756
Mitsubishi Gas Chemical Co., Inc.	23,000	113,491
Mitsubishi Heavy Industries Ltd.	173,000	954,118
Mitsubishi Logistics Corp.	7,000	109,246
Mitsubishi Materials Corp.	64,000	215,374
Mitsubishi Motors Corp.	37,700	340,605
Mitsubishi Tanabe Pharma Corp.	12,900	221,690
Mitsubishi UFJ Financial Group, Inc.	721,600	4,467,819
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	120,373
Mitsui & Co., Ltd.	96,700	1,299,141
Mitsui Chemicals, Inc.	46,000	147,832
Mitsui Fudosan Co., Ltd.	53,000	1,557,642
Mitsui O.S.K. Lines Ltd.	61,000	207,389
Mixi, Inc.	2,800	113,458
Mizuho Financial Group, Inc.	1,312,644	2,308,872
MS&AD Insurance Group Holdings, Inc.	28,707	805,499
Murata Manufacturing Co., Ltd.	69,003	9,506,532
Nabtesco Corp.	7,200	208,656
Nagoya Railroad Co., Ltd.	48,000	191,935
NEC Corp.	146,000	429,309
Nexon Co., Ltd.	107,200	1,142,924
NGK Insulators Ltd.	14,000	299,144
NGK Spark Plug Co., Ltd.	11,000	295,931
NH Foods Ltd.	10,000	230,668
NHK Spring Co., Ltd.	9,000	93,956
Nidec Corp.	79,556	5,290,742
Nikon Corp.	19,100	256,272
Nintendo Co., Ltd.	5,900	868,285
Nippon Building Fund, Inc. (REIT)	76	373,198
Nippon Electric Glass Co., Ltd.	21,000	102,654
Nippon Express Co., Ltd.	50,000	279,851
Nippon Paint Holdings Co., Ltd.	8,300	304,030
Nippon Prologis REIT, Inc. (REIT)	92	202,636
Nippon Steel & Sumitomo Metal Corp.	431,915	1,088,640
Nippon Telegraph & Telephone Corp.	21,259	1,310,006
Nippon Yusen KK	90,000	259,445
Nissan Motor Co., Ltd.	140,800	1,435,750
Nisshin Seifun Group, Inc.	12,380	145,794
Nissin Foods Holdings Co., Ltd.	3,300	162,035
Nitori Holdings Co., Ltd.	3,900	264,577
Nitto Denko Corp.	9,000	601,684
NOK Corp.	5,800	174,858
Nomura Holdings, Inc.	205,900	1,210,660
Nomura Real Estate Holdings, Inc.	7,500	135,288
Nomura Research Institute Ltd.	6,700	252,182
NSK Ltd.	28,000	409,686
NTT Data Corp.	7,000	305,008
NTT DOCOMO, Inc.	86,500	1,502,933
NTT Urban Development Corp.	6,700	67,049
Obayashi Corp.	38,000	246,864
Odakyu Electric Railway Co., Ltd.	35,000	357,065
Oji Holdings Corp.	45,000	184,395
Olympus Corp.*	13,900	516,607
Omron Corp.	11,400	514,476
Ono Pharmaceutical Co., Ltd.	4,600	520,546
Oracle Corp. Japan	2,200	94,769
Oriental Land Co., Ltd.	11,200	848,673
ORIX Corp.	76,000	1,068,955
Osaka Gas Co., Ltd.	105,000	439,679
Otsuka Corp.	2,400	102,155
Otsuka Holdings Co., Ltd.	22,100	692,148
Panasonic Corp.	125,000	1,641,187
Park24 Co., Ltd.	4,400	90,121
Rakuten, Inc.	45,200	797,413
Recruit Holdings Co., Ltd.	7,800	243,692
Resona Holdings, Inc.	125,305	622,934
Ricoh Co., Ltd.	40,200	438,143
Rinnai Corp.	1,800	133,614
Rohm Co., Ltd.	5,400	369,933
Sankyo Co., Ltd.	2,700	96,144
Sanrio Co., Ltd.	2,300	61,624
Santen Pharmaceutical Co., Ltd.	21,500	312,856
SBI Holdings, Inc.	11,660	141,282
Secom Co., Ltd.	11,900	795,250
Sega Sammy Holdings, Inc.	9,700	141,778
Seibu Holdings, Inc.	33,200	858,577
Seiko Epson Corp.	16,000	284,161
Sekisui Chemical Co., Ltd.	24,000	311,680
Sekisui House Ltd.	30,000	436,194
Seven & i Holdings Co., Ltd.	42,700	1,796,836
Seven Bank Ltd.	32,000	158,035
Sharp Corp.	78,000	152,794
Shikoku Electric Power Co., Inc.*	9,600	118,338

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Shimadzu Corp.	14,000	$156,258
Shimamura Co., Ltd.	1,200	111,204
Shimano, Inc.	4,500	669,902
Shimizu Corp.	31,000	209,937
Shin-Etsu Chemical Co., Ltd.	23,200	1,516,570
Shinsei Bank Ltd.	96,000	191,065
Shionogi & Co., Ltd.	16,800	560,570
Shiseido Co., Ltd.	20,200	358,903
Shizuoka Bank Ltd.	29,000	289,771
Showa Shell Sekiyu KK	9,500	86,930
SMC Corp.	3,100	925,249
SoftBank Corp.	54,400	3,162,246
Sompo Japan Nipponkoa Holdings, Inc.	18,981	590,263
Sony Corp.*	65,100	1,740,427
Sony Financial Holdings, Inc.	10,100	162,599
Stanley Electric Co., Ltd.	7,700	174,142
Sumitomo Chemical Co., Ltd.	84,000	432,500
Sumitomo Corp.	65,300	699,211
Sumitomo Dainippon Pharma Co., Ltd.	8,400	99,640
Sumitomo Electric Industries Ltd.	42,800	561,732
Sumitomo Heavy Industries Ltd.	29,000	190,142
Sumitomo Metal Mining Co., Ltd.	29,000	424,514
Sumitomo Mitsui Financial Group, Inc.	148,863	5,704,322
Sumitomo Mitsui Trust Holdings, Inc.	183,020	755,562
Sumitomo Realty & Development Co., Ltd.	20,000	720,198
Sumitomo Rubber Industries Ltd.	9,100	168,038
Suntory Beverage & Food Ltd.	8,100	346,722
Suruga Bank Ltd.	11,200	232,650
Suzuken Co., Ltd.	4,510	137,736
Suzuki Motor Corp.	21,200	637,757
Sysmex Corp.	8,200	455,785
T&D Holdings, Inc.	32,500	447,683
Taiheiyo Cement Corp.	64,000	195,757
Taisei Corp.	61,000	345,032
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	141,542
Taiyo Nippon Sanso Corp.	10,000	136,526
Takashimaya Co., Ltd.	14,000	137,732
Takeda Pharmaceutical Co., Ltd.	44,700	2,234,305
TDK Corp.	6,900	490,410
Teijin Ltd.	53,000	180,078
Terumo Corp.	17,000	448,686
THK Co., Ltd.	7,400	188,486
Tobu Railway Co., Ltd.	57,000	270,675
Toho Co., Ltd.	6,000	146,843
Toho Gas Co., Ltd.	23,000	134,269
Tohoku Electric Power Co., Inc.	26,100	296,912
Tokio Marine Holdings, Inc.	39,200	1,481,566
Tokyo Electric Power Co., Inc.*	76,600	290,322
Tokyo Electron Ltd.	9,700	676,341
Tokyo Gas Co., Ltd.	132,000	831,328
Tokyo Tatemono Co., Ltd.	21,000	153,901
Tokyu Corp.	64,000	395,558
Tokyu Fudosan Holdings Corp.	29,000	198,004
TonenGeneral Sekiyu KK	16,000	137,915
Toppan Printing Co., Ltd.	31,000	239,070
Toray Industries, Inc.	83,000	695,939
Toshiba Corp.	229,000	961,361
TOTO Ltd.	16,000	237,812
Toyo Seikan Group Holdings Ltd.	8,000	117,337
Toyo Suisan Kaisha Ltd.	5,000	176,228
Toyoda Gosei Co., Ltd.	3,500	78,297
Toyota Industries Corp.	9,100	521,517
Toyota Motor Corp.	154,700	10,796,754
Toyota Tsusho Corp.	11,900	315,600
Trend Micro, Inc.	6,100	201,266
Unicharm Corp.	21,300	559,027
United Urban Investment Corp. (REIT)	139	216,491
USS Co., Ltd.	12,500	216,456
West Japan Railway Co.	9,600	504,080
Yahoo! Japan Corp.	81,700	337,669
Yakult Honsha Co., Ltd.	5,100	355,459
Yamada Denki Co., Ltd.	49,700	205,033
Yamaguchi Financial Group, Inc.	11,000	126,690
Yamaha Corp.	10,800	189,264
Yamaha Motor Co., Ltd.	14,900	359,818
Yamato Holdings Co., Ltd.	20,500	473,307
Yamato Kogyo Co., Ltd.	2,200	53,228
Yamazaki Baking Co., Ltd.	6,000	108,284
Yaskawa Electric Corp.	14,200	208,125
Yokogawa Electric Corp.	10,800	116,426
Yokohama Rubber Co., Ltd.	10,000	103,255

		203,137,996

Luxembourg (0.1%)
Altice S.A.*	4,925	531,857
ArcelorMittal S.A.	55,146	518,803
Millicom International Cellular S.A. (SDR)	3,523	254,777
RTL Group S.A.	2,084	200,401
SES S.A. (FDR)	17,726	627,414
Tenaris S.A.	27,599	387,080

		2,520,332

Macau (0.0%)
MGM China Holdings Ltd.	54,800	102,838
Sands China Ltd.	142,387	588,187
Wynn Macau Ltd.	87,600	188,508

		879,533

Malaysia (0.1%)
Astro Malaysia Holdings Bhd	1,589,100	1,370,721
IHH Healthcare Bhd	983,400	1,594,137

		2,964,858

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A*	1,697,664	3,427,938
America Movil S.A.B. de C.V. (ADR), Class L	109,466	2,239,674
Cemex S.A.B. de C.V. (ADR)*	497,910	4,715,208
El Puerto de Liverpool SAB de CV*	108,672	1,282,463
Fomento Economico Mexicano S.A.B. de C.V. (ADR)*	96,291	9,003,209
Fresnillo plc	13,691	138,202
Grupo Financiero Banorte S.A.B. de C.V., Class O	360,035	2,089,376
Grupo Financiero Inbursa S.A.B. de C.V., Class O	632,049	1,596,127

		24,492,197

Netherlands (1.1%)
Aegon N.V.	103,215	815,408
Akzo Nobel N.V.	14,013	1,060,852

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding N.V.	19,817	$2,019,231
Boskalis Westminster N.V.	5,300	260,970
Delta Lloyd N.V.	10,525	197,895
Gemalto N.V.	4,589	365,927
Heineken Holding N.V.	5,661	390,105
Heineken N.V.	13,055	996,884
ING Groep N.V. (CVA)*	218,378	3,203,031
Koninklijke Ahold N.V.	50,680	999,796
Koninklijke DSM N.V.	9,657	539,555
Koninklijke KPN N.V.	181,705	614,889
Koninklijke Philips N.V.	52,939	1,503,802
Koninklijke Vopak N.V.	3,948	218,177
NN Group N.V.*	9,735	275,297
OCI N.V.*	5,009	155,285
QIAGEN N.V.*	13,153	331,906
Randstad Holding N.V.	6,870	417,113
Royal Dutch Shell plc, Class A	221,229	6,574,671
Royal Dutch Shell plc, Class B	138,100	4,290,220
TNT Express N.V.	27,078	172,153
Wolters Kluwer N.V.	16,937	553,552

		25,956,719

New Zealand (0.0%)
Auckland International Airport Ltd.	58,526	196,559
Contact Energy Ltd.	19,112	85,388
Fletcher Building Ltd.	38,243	240,485
Meridian Energy Ltd.	77,826	117,685
Mighty River Power Ltd.	45,755	105,884
Ryman Healthcare Ltd.	19,673	115,259
Spark New Zealand Ltd.	105,323	233,830

		1,095,090

Norway (0.2%)
DNB ASA	55,745	897,252
Gjensidige Forsikring ASA	11,625	200,812
Norsk Hydro ASA	72,701	381,830
Orkla ASA	49,292	372,866
Statoil ASA	63,609	1,123,882
Telenor ASA	41,547	839,685
Yara International ASA	10,546	536,596

		4,352,923

Panama (0.1%)
Copa Holdings S.A., Class A	12,666	1,278,886

Peru (0.2%)
Credicorp Ltd.	27,138	3,816,417

Philippines (0.6%)
BDO Unibank, Inc.	602,090	1,665,048
DMCI Holdings, Inc.	3,661,150	1,269,139
International Container Terminal Services, Inc.	577,740	1,389,098
LT Group, Inc.	4,468,900	1,626,897
Metro Pacific Investments Corp.	19,630,700	2,121,696
Metropolitan Bank & Trust Co.	1,478,487	3,225,228
SM Investments Corp.	152,375	3,065,136

		14,362,242

Poland (0.4%)
Bank Pekao S.A.	64,828	3,144,276
Bank Zachodni WBK S.A.	14,399	1,310,640
CCC S.A.	17,594	848,938
PKP Cargo S.A.	76,974	1,790,492
Polski Koncern Naftowy Orlen S.A.	108,079	1,689,500

		8,783,846

Portugal (0.2%)
Banco Comercial Portugues S.A., Class R*	1,919,017	197,255
EDP - Energias de Portugal S.A.	127,377	477,036
Galp Energia SGPS S.A.	21,329	230,380
Jeronimo Martins SGPS S.A.	270,003	3,394,154

		4,298,825

Russia (0.2%)
Mail.ru Group Ltd. (GDR)*	76,485	1,506,316
NOVATEK OAO (GDR)	19,912	1,481,871
Yandex N.V., Class A*	87,966	1,334,005

		4,322,192

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	128,200	241,760
Avago Technologies Ltd.	9,761	1,239,452
CapitaCommercial Trust (REIT)	133,500	171,459
CapitaLand Ltd.	144,000	375,044
CapitaMall Trust (REIT)	127,000	203,293
City Developments Ltd.	25,200	184,572
ComfortDelGro Corp., Ltd.	110,000	231,560
DBS Group Holdings Ltd.	98,200	1,453,123
Genting Singapore plc	342,457	229,089
Global Logistic Properties Ltd.	188,900	363,859
Golden Agri-Resources Ltd.	370,225	114,719
Hutchison Port Holdings, Class U	293,000	203,361
Jardine Cycle & Carriage Ltd.	6,000	179,339
Keppel Corp., Ltd.	80,600	527,182
Oversea-Chinese Banking Corp., Ltd.	169,678	1,305,735
Sembcorp Industries Ltd.	55,000	168,655
Sembcorp Marine Ltd.	46,000	97,723
Singapore Airlines Ltd.	30,000	261,203
Singapore Exchange Ltd.	46,000	272,699
Singapore Press Holdings Ltd.	90,000	274,637
Singapore Technologies Engineering Ltd.	86,000	217,833
Singapore Telecommunications Ltd.	451,500	1,439,203
StarHub Ltd.	31,288	99,172
Suntec Real Estate Investment Trust (REIT)	144,900	195,589
United Overseas Bank Ltd.	73,040	1,222,742
UOL Group Ltd.	24,770	137,393
Wilmar International Ltd.	108,000	255,748

		11,666,144

South Africa (0.9%)
Investec plc	31,026	257,092
Life Healthcare Group Holdings Ltd.	608,690	2,123,584
Mondi plc	163,410	3,139,396
MTN Group Ltd.	228,177	3,845,470
Naspers Ltd., Class N	39,890	6,124,672
Steinhoff International Holdings Ltd.	473,461	2,968,008
Vodacom Group Ltd.	247,298	2,705,631

		21,163,853

South Korea (1.8%)
Amorepacific Corp.	472	1,425,361

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CJ E&M Corp.*	2,667	$130,884
Cosmax, Inc.	10,222	1,256,457
Coway Co., Ltd.	44,448	3,657,291
Hotel Shilla Co., Ltd.	23,790	2,098,585
Hyundai Engineering & Construction Co., Ltd.	27,386	1,242,694
KB Financial Group, Inc.	90,976	3,212,668
Kia Motors Corp.	50,374	2,046,355
Kolao Holdings	48,375	743,786
Korea Aerospace Industries Ltd.	10,455	531,365
LG Chem Ltd.	5,994	1,219,165
Lotte Chemical Corp.	5,460	999,736
NAVER Corp.	5,561	3,356,058
Samsung Electronics Co., Ltd.	7,365	9,547,268
Samsung Electronics Co., Ltd. (Preference)(q)	1,787	1,774,045
Samsung Life Insurance Co., Ltd.	19,590	1,704,668
Shinhan Financial Group Co., Ltd.	45,363	1,709,250
SK Hynix, Inc.	90,402	3,696,127
SK Telecom Co., Ltd.	6,342	1,561,156

		41,912,919

Spain (1.7%)
Abertis Infraestructuras S.A.	22,694	410,167
ACS Actividades de Construccion y Servicios S.A.	10,528	372,899
Aena S.A.*§	3,654	367,397
Amadeus IT Holding S.A., Class A	25,361	1,087,523
Banco Bilbao Vizcaya Argentaria S.A.	737,275	7,440,495
Banco de Sabadell S.A.	186,309	455,290
Banco Popular Espanol S.A.	96,992	474,063
Banco Santander S.A.	796,624	5,991,432
Bankia S.A.*	253,797	353,335
Bankinter S.A.	39,592	301,834
CaixaBank S.A.	131,400	622,241
Cemex Latam Holdings S.A.*	219,166	1,137,977
Distribuidora Internacional de Alimentacion S.A.	33,100	258,757
Enagas S.A.	10,312	295,130
Endesa S.A.	19,037	367,104
Ferrovial S.A.	23,028	489,663
Gas Natural SDG S.A.	19,492	437,584
Grifols S.A.	8,081	346,984
Iberdrola S.A.	292,035	1,882,013
Inditex S.A.	241,303	7,736,687
Mapfre S.A.	59,016	215,321
Red Electrica Corporacion S.A.	5,846	474,325
Repsol S.A.	169,948	3,160,595
Telefonica S.A.	238,429	3,392,763
Zardoya Otis S.A.	9,851	127,063

		38,198,642

Sweden (1.6%)
Alfa Laval AB	18,881	371,015
Assa Abloy AB, Class B	106,720	6,360,644
Atlas Copco AB, Class A	38,040	1,231,880
Atlas Copco AB, Class B	22,134	654,047
Boliden AB	15,362	305,032
Electrolux AB	13,506	386,836
Elekta AB, Class B	20,736	186,252
Getinge AB, Class B	11,236	277,889
Hennes & Mauritz AB, Class B	53,748	2,178,553
Hexagon AB, Class B	14,607	519,457
Husqvarna AB, Class B	23,733	171,702
ICA Gruppen AB	4,898	164,280
Industrivarden AB, Class C	8,530	160,310
Investment AB Kinnevik, Class B	13,478	449,343
Investor AB, Class B	26,013	1,036,365
Lundin Petroleum AB*	12,497	171,212
Nordea Bank AB	171,948	2,097,267
Sandvik AB	59,145	661,647
Securitas AB, Class B	18,246	261,846
Skandinaviska Enskilda Banken AB, Class A	86,526	1,012,174
Skanska AB, Class B	21,329	477,244
SKF AB, Class B	21,995	567,741
Svenska Cellulosa AB S.C.A., Class B	32,467	748,089
Svenska Handelsbanken AB, Class A	28,270	1,275,933
Swedbank AB, Class A	51,294	1,225,984
Swedish Match AB	11,378	334,669
Tele2 AB, Class B	17,843	213,354
Telefonaktiebolaget LM Ericsson, Class B	842,448	10,572,597
TeliaSonera AB	147,244	935,710
Volvo AB, Class B	88,339	1,068,133

		36,077,205

Switzerland (4.2%)
ABB Ltd. (Registered)*	124,473	2,640,930
ACE Ltd.	12,437	1,386,601
Actelion Ltd. (Registered)*	5,635	652,458
Adecco S.A. (Registered)*	9,914	825,895
Aryzta AG*	4,898	300,121
Baloise Holding AG (Registered)	2,580	340,982
Barry Callebaut AG (Registered)*	107	104,716
Chocoladefabriken Lindt & Sprungli AG	57	305,434
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	316,367
Cie Financiere Richemont S.A. (Registered)	29,548	2,378,769
Coca-Cola HBC AG (CDI)*	144,029	2,585,472
Credit Suisse Group AG (Registered)*	236,302	6,361,659
DKSH Holding AG	27,241	2,220,792
EMS-Chemie Holding AG (Registered)	522	212,337
Garmin Ltd.	4,601	218,640
Geberit AG (Registered)	2,143	804,473
Givaudan S.A. (Registered)*	523	944,330
Glencore plc*	629,553	2,650,410
Holcim Ltd. (Registered)*	12,975	969,352
Julius Baer Group Ltd.*	12,408	622,161
Kuehne + Nagel International AG (Registered)	3,031	450,474
Lonza Group AG (Registered)*	2,834	354,019
Nestle S.A. (Registered)	226,987	17,137,389
Novartis AG (Registered)	130,132	12,868,644
Pargesa Holding S.A.	1,598	112,102
Partners Group Holding AG	966	287,959
Roche Holding AG	50,876	14,028,686
Schindler Holding AG	2,475	411,888

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Schindler Holding AG (Registered)	1,257	$205,493
SGS S.A. (Registered)	311	594,954
Sika AG	116	414,998
Sonova Holding AG (Registered)	3,135	434,774
STMicroelectronics N.V.	35,523	331,102
Sulzer AG (Registered)*	1,307	143,652
Swatch Group AG	1,780	754,244
Swatch Group AG (Registered)	2,842	238,161
Swiss Life Holding AG (Registered)*	1,864	461,079
Swiss Prime Site AG (Registered)*	3,048	264,871
Swiss Reinsurance AG	19,940	1,930,069
Swisscom AG (Registered)	1,322	767,879
Syngenta AG (Registered)	5,263	1,790,120
TE Connectivity Ltd.	15,453	1,106,744
Transocean Ltd. (Aquis Exchange)	19,656	283,088
Transocean Ltd. (BATS Europe Exchange)	12,973	190,314
UBS Group AG*	540,539	10,144,637
Wolseley plc	14,779	874,146
Zurich Insurance Group AG*	8,463	2,866,460

		96,289,845

Taiwan (1.4%)
Advanced Semiconductor Engineering, Inc.	1,270,000	1,722,630
Catcher Technology Co., Ltd.	203,000	2,123,413
Chailease Holding Co., Ltd.	1,035,860	2,578,230
Delta Electronics, Inc.	300,000	1,888,518
Eclat Textile Co., Ltd.	125,409	1,644,089
Epistar Corp.	641,000	1,030,656
Far EasTone Telecommunications Co., Ltd.*	325,000	783,518
Fubon Financial Holding Co., Ltd.	1,507,880	2,702,376
Ginko International Co., Ltd.	61,000	700,384
Hermes Microvision, Inc.	29,739	1,711,041
Largan Precision Co., Ltd.	29,000	2,486,241
MediaTek, Inc.	77,000	1,040,837
Pegatron Corp.	356,000	961,522
Taiwan Mobile Co., Ltd.	378,000	1,319,678
Taiwan Semiconductor Manufacturing Co., Ltd.	1,809,133	8,393,147
Uni-President Enterprises Corp.	1,236,914	2,069,944

		33,156,224

Thailand (0.6%)
Advanced Info Service PCL	375,700	2,733,200
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	5,382,223	1,703,654
Indorama Ventures PCL	1,982,900	1,581,597
Kasikornbank PCL (NVDR)	217,800	1,529,712
Land & Houses PCL (Registered)	5,659,200	1,717,747
Land & Houses PCL (NVDR)	40	12
Minor International PCL	1,421,300	1,525,996
PTT PCL	239,200	2,376,324
Total Access Communication PCL	341,600	860,310
Total Access Communication PCL (NVDR)	63,000	158,664

		14,187,216

United Kingdom (6.5%)
3i Group plc	52,364	374,511
Aberdeen Asset Management plc	54,063	368,361
Admiral Group plc	10,369	234,997
Aggreko plc	14,265	322,581
Amec Foster Wheeler plc	22,898	306,930
Anglo American plc	79,115	1,177,391
Antofagasta plc	22,132	238,676
Aon plc	10,649	1,023,582
ARM Holdings plc	79,485	1,301,374
Ashtead Group plc	28,580	459,017
Associated British Foods plc	20,485	855,826
AstraZeneca plc	71,456	4,899,032
Aviva plc	166,957	1,336,607
Babcock International Group plc	13,597	198,353
BAE Systems plc	178,626	1,384,899
Barclays plc	931,206	3,341,342
BG Group plc	193,235	2,373,821
BP plc	1,032,027	6,667,922
British American Tobacco plc	105,471	5,449,175
British Land Co. plc (REIT)	54,890	677,184
BT Group plc	460,895	2,986,065
Bunzl plc	18,566	503,742
Burberry Group plc	24,615	632,159
Capita plc	36,695	606,613
Centrica plc	283,315	1,062,682
Circassia Pharmaceuticals plc*	373,130	1,548,754
CNH Industrial N.V.	51,423	421,070
Cobham plc	60,576	273,127
Compass Group plc	94,442	1,640,253
Croda International plc	7,651	310,565
Delphi Automotive plc	11,041	880,409
Diageo plc	142,249	3,922,261
Direct Line Insurance Group plc	83,098	392,869
Dixons Carphone plc	58,118	355,593
Earthport plc*	814,251	530,173
easyJet plc	9,338	260,584
Ensco plc, Class A	8,922	187,987
Fiat Chrysler Automobiles N.V.*	50,982	828,898
Friends Life Group Ltd.	77,275	473,328
G4S plc	87,380	383,245
GKN plc	95,332	506,807
GlaxoSmithKline plc	275,021	6,297,961
Hammerson plc (REIT)	44,542	439,088
Hargreaves Lansdown plc	14,368	245,399
HSBC Holdings plc	1,085,741	9,239,849
ICAP plc	31,794	248,431
IMI plc	14,609	275,973
Imperial Tobacco Group plc	54,175	2,378,209
Inmarsat plc	24,680	338,592
InterContinental Hotels Group plc	13,002	507,482
International Consolidated Airlines Group S.A.*	46,364	415,614
Intertek Group plc	8,989	332,787
Intu Properties plc (REIT)	50,203	259,053
ITV plc	219,353	822,542
J Sainsbury plc	68,514	262,217
Johnson Matthey plc	11,627	583,341
Kingfisher plc	137,338	775,020
Land Securities Group plc (REIT)	43,723	812,419
Legal & General Group plc	336,475	1,388,891

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lloyds Banking Group plc*	3,231,281	$3,750,480
London Stock Exchange Group plc	12,601	458,915
Marks & Spencer Group plc	90,012	714,067
Meggitt plc	44,975	365,399
Melrose Industries plc	52,970	217,745
Merlin Entertainments plc§	40,413	264,384
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	6,724	442,103
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	59,964
National Grid plc	213,063	2,724,014
Next plc	8,663	902,605
Noble Corp. plc	9,187	131,190
Old Mutual plc	278,062	915,390
Pearson plc	46,456	998,753
Pentair plc	6,939	436,394
Persimmon plc*	17,651	435,218
Persimmon plc (Interim CREST Entitlements)*†	17,651	24,874
Petrofac Ltd.	14,557	205,416
Prudential plc	398,104	9,857,138
Randgold Resources Ltd.	4,890	339,324
Reckitt Benckiser Group plc	36,599	3,136,686
Reed Elsevier N.V.	40,420	1,007,709
Reed Elsevier plc	64,354	1,105,409
Rexam plc	39,385	337,917
Rio Tinto Ltd.	24,804	1,075,313
Rio Tinto plc	72,022	2,942,245
Rolls-Royce Holdings plc*	106,829	1,508,171
Royal Bank of Scotland Group plc*	144,841	728,595
Royal Mail plc	38,929	252,933
RSA Insurance Group plc	54,512	339,868
SABMiller plc	54,788	2,866,986
Sage Group plc	59,005	408,361
Schroders plc	6,902	327,068
Segro plc (REIT)	41,688	257,718
Severn Trent plc	13,336	407,169
Sky plc	58,521	861,154
Smith & Nephew plc	51,346	870,984
Smiths Group plc	22,034	364,832
Sports Direct International plc*	15,097	135,907
SSE plc	55,937	1,242,423
Standard Chartered plc	139,974	2,266,422
Standard Life plc (BATS Europe Exchange)	110,933	781,338
Standard Life plc (London Stock Exchange)†	124,625	134,954
Subsea 7 S.A.	16,198	139,162
Tate & Lyle plc	26,196	232,110
Tesco plc	459,967	1,646,093
Travis Perkins plc	14,435	416,963
Tullow Oil plc	47,243	197,273
Unilever N.V. (CVA)	92,184	3,856,408
Unilever plc	208,315	8,688,467
United Utilities Group plc	38,264	529,473
Vodafone Group plc	1,499,996	4,902,051
Weir Group plc	11,864	299,171
Whitbread plc	10,552	820,061
William Hill plc	53,279	292,820
WM Morrison Supermarkets plc	119,363	341,195
WPP plc	74,514	1,689,858

		147,976,273

United States (36.6%)
3M Co.	54,167	8,934,847
Abbott Laboratories	57,398	2,659,249
AbbVie, Inc.	60,627	3,549,105
ACADIA Pharmaceuticals, Inc.*	59,070	1,925,091
Actavis plc*	14,853	4,420,600
Adobe Systems, Inc.*	94,342	6,975,647
ADT Corp.	6,497	269,755
AES Corp.	24,573	315,763
Aetna, Inc.	78,005	8,309,873
Affiliated Managers Group, Inc.*	2,081	446,957
Aflac, Inc.	16,693	1,068,519
Agilent Technologies, Inc.	12,777	530,884
AGL Resources, Inc.	4,555	226,156
Air Products and Chemicals, Inc.	7,336	1,109,790
Airgas, Inc.	2,573	273,021
Akamai Technologies, Inc.*	6,805	483,461
Alcoa, Inc.	46,504	600,832
Alexion Pharmaceuticals, Inc.*	7,690	1,332,677
Allegheny Technologies, Inc.	4,186	125,622
Alliance Data Systems Corp.*	2,385	706,556
Allstate Corp.	15,842	1,127,475
Altera Corp.	188,669	8,095,787
Altria Group, Inc.	74,907	3,746,848
Amazon.com, Inc.*	14,484	5,389,496
Ameren Corp.	9,237	389,801
American Airlines Group, Inc.	27,285	1,440,102
American Electric Power Co., Inc.	18,626	1,047,712
American Express Co.	33,359	2,606,005
American International Group, Inc.	52,200	2,860,038
American Tower Corp. (REIT)	16,074	1,513,367
Ameriprise Financial, Inc.	6,948	909,076
AmerisourceBergen Corp.	7,937	902,199
AMETEK, Inc.	9,153	480,899
Amgen, Inc.	28,864	4,613,910
Amphenol Corp., Class A	11,802	695,492
Anadarko Petroleum Corp.	19,273	1,595,997
Analog Devices, Inc.	11,856	746,928
Anthem, Inc.	54,334	8,389,713
Apache Corp.	14,336	864,891
Apartment Investment & Management Co. (REIT), Class A	5,949	234,153
Apple, Inc.	221,544	27,566,720
Applied Materials, Inc.	46,742	1,054,500
Archer-Daniels-Midland Co.	24,158	1,145,089
Assurant, Inc.	2,610	160,280
AT&T, Inc.	197,413	6,445,534
Autodesk, Inc.*	8,626	505,829
Automatic Data Processing, Inc.	18,072	1,547,686
AutoNation, Inc.*	2,865	184,305
AutoZone, Inc.*	1,214	828,142
AvalonBay Communities, Inc. (REIT)	5,022	875,083
Avery Dennison Corp.	3,464	183,280
Baker Hughes, Inc.	16,531	1,051,041
Ball Corp.	5,227	369,235
Bank of America Corp.	400,122	6,157,878
Bank of New York Mellon Corp.	42,372	1,705,049

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Baxter International, Inc.	20,640	$1,413,840
BB&T Corp.	27,421	1,069,145
Becton, Dickinson and Co.	7,942	1,140,395
Bed Bath & Beyond, Inc.*	7,062	542,185
Berkshire Hathaway, Inc., Class B*	69,365	10,010,757
Best Buy Co., Inc.	11,078	418,638
Biogen, Inc.*	17,944	7,576,675
BioMarin Pharmaceutical, Inc.*	25,180	3,137,932
BlackRock, Inc.	4,825	1,765,178
Bluebird Bio, Inc.*	9,370	1,131,615
Boeing Co.	24,917	3,739,543
BorgWarner, Inc.	8,616	521,096
Boston Properties, Inc. (REIT)	5,828	818,717
Boston Scientific Corp.*	50,618	898,469
Bristol-Myers Squibb Co.	63,221	4,077,754
Broadcom Corp., Class A	20,737	897,808
Brown-Forman Corp., Class B	5,929	535,685
C.H. Robinson Worldwide, Inc.	5,568	407,689
C.R. Bard, Inc.	2,833	474,103
CA, Inc.	12,160	396,538
Cablevision Systems Corp. - New York Group, Class A	8,279	151,506
Cabot Oil & Gas Corp.	15,722	464,271
Cameron International Corp.*	7,403	334,023
Campbell Soup Co.	6,764	314,864
Capital One Financial Corp.	20,982	1,653,801
Cardinal Health, Inc.	12,559	1,133,701
CarMax, Inc.*	7,988	551,252
Carnival Corp.	17,137	819,834
Carnival plc	10,167	496,878
Caterpillar, Inc.	23,058	1,845,332
CBRE Group, Inc., Class A*	10,646	412,107
CBS Corp. (Non-Voting), Class B	17,400	1,054,962
Celgene Corp.*	30,452	3,510,507
Celldex Therapeutics, Inc.*	139,000	3,873,930
CenterPoint Energy, Inc.	16,358	333,867
CenturyLink, Inc.	21,552	744,622
Cerner Corp.*	11,600	849,816
CF Industries Holdings, Inc.	1,822	516,865
Charles Schwab Corp.	43,889	1,335,981
Chesapeake Energy Corp.	19,694	278,867
Chevron Corp.	71,514	7,507,540
Chipotle Mexican Grill, Inc.*	1,181	768,288
Chubb Corp.	8,781	887,759
Cigna Corp.	9,831	1,272,525
Cimarex Energy Co.	3,334	383,710
Cincinnati Financial Corp.	5,624	299,647
Cintas Corp.	3,706	302,521
Cisco Systems, Inc.	194,165	5,344,392
Citigroup, Inc.	241,490	12,441,565
Citrix Systems, Inc.*	6,100	389,607
Clorox Co.	4,991	550,956
Clovis Oncology, Inc.*	26,250	1,948,538
CME Group, Inc./Illinois	12,063	1,142,487
CMS Energy Corp.	10,483	365,962
Coach, Inc.	10,496	434,849
Coca-Cola Co.	149,467	6,060,887
Coca-Cola Enterprises, Inc.	8,233	363,899
Cognizant Technology Solutions Corp., Class A*	23,190	1,446,824
Colgate-Palmolive Co.	127,431	8,836,066
Comcast Corp., Class A	96,668	5,458,842
Comerica, Inc.	6,774	305,711
Computer Sciences Corp.	5,368	350,423
ConAgra Foods, Inc.	16,206	592,005
ConocoPhillips Co.	46,842	2,916,383
CONSOL Energy, Inc.	8,766	244,484
Consolidated Edison, Inc.	11,143	679,723
Constellation Brands, Inc., Class A*	6,404	744,209
Corning, Inc.	48,364	1,096,896
Costco Wholesale Corp.	16,736	2,535,420
Crown Castle International Corp. (REIT)	12,701	1,048,341
CSX Corp.	37,682	1,248,028
Cummins, Inc.	6,407	888,266
CVS Health Corp.	42,799	4,417,285
D.R. Horton, Inc.	12,655	360,414
Danaher Corp.	23,357	1,983,009
Darden Restaurants, Inc.	4,718	327,146
DaVita HealthCare Partners, Inc.*	6,569	533,928
Deere & Co.	12,913	1,132,341
Delta Air Lines, Inc.	31,352	1,409,586
DENTSPLY International, Inc.	5,366	273,076
Devon Energy Corp.	14,702	886,678
Diamond Offshore Drilling, Inc.	2,565	68,716
DIRECTV*	19,126	1,627,623
Discover Financial Services	17,001	958,006
Discovery Communications, Inc., Class A*	5,653	173,886
Discovery Communications, Inc., Class C*	10,335	304,624
Dollar General Corp.*	11,544	870,187
Dollar Tree, Inc.*	7,825	634,960
Dominion Resources, Inc.	22,373	1,585,575
Dover Corp.	6,208	429,097
Dow Chemical Co.	41,391	1,985,940
Dr. Pepper Snapple Group, Inc.	7,317	574,238
DTE Energy Co.	6,744	544,173
Duke Energy Corp.	26,914	2,066,457
Dun & Bradstreet Corp.	1,377	176,752
E*TRADE Financial Corp.*	10,992	313,877
E.I. du Pont de Nemours & Co.	34,440	2,461,427
Eastman Chemical Co.	5,657	391,804
Eaton Corp. plc	18,054	1,226,589
eBay, Inc.*	168,795	9,736,096
Ecolab, Inc.	10,246	1,171,937
Edison International	12,395	774,316
Edwards Lifesciences Corp.*	4,103	584,513
Electronic Arts, Inc.*	11,830	695,781
Eli Lilly & Co.	37,192	2,701,999
EMC Corp.	75,616	1,932,745
Emerson Electric Co.	71,432	4,044,480
Entergy Corp.	6,867	532,124
EOG Resources, Inc.	20,862	1,912,837
EQT Corp.	5,780	478,989
Equifax, Inc.	4,547	422,871
Equinix, Inc. (REIT)	2,149	500,395
Equity Residential (REIT)	13,840	1,077,582
Essex Property Trust, Inc. (REIT)	2,478	569,692
Estee Lauder Cos., Inc., Class A	8,487	705,779
Eversource Energy	12,054	608,968
Exelon Corp.	32,710	1,099,383

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia, Inc.	3,762	$354,117
Expeditors International of Washington, Inc.	7,265	350,028
Express Scripts Holding Co.*	27,650	2,399,190
Exxon Mobil Corp.	159,546	13,561,410
F5 Networks, Inc.*	2,727	313,441
Facebook, Inc., Class A*	142,112	11,683,738
Family Dollar Stores, Inc.	3,667	290,573
Fastenal Co.	10,363	429,391
FedEx Corp.	10,023	1,658,305
Fidelity National Information Services, Inc.	10,846	738,179
Fifth Third Bancorp	31,101	586,254
First Solar, Inc.*	2,878	172,076
FirstEnergy Corp.	16,026	561,872
Fiserv, Inc.*	9,079	720,873
FLIR Systems, Inc.	5,281	165,190
Flowserve Corp.	5,121	289,285
Fluor Corp.	5,621	321,296
FMC Corp.	5,074	290,486
FMC Technologies, Inc.*	8,769	324,541
FNF Group	71,362	2,623,267
Ford Motor Co.	150,476	2,428,683
Fossil Group, Inc.*	1,686	139,011
Franklin Resources, Inc.	14,904	764,873
Freeport-McMoRan, Inc.	39,563	749,719
Frontier Communications Corp.	38,157	269,007
GameStop Corp., Class A	4,155	157,724
Gannett Co., Inc.	8,634	320,149
Gap, Inc.	10,102	437,720
General Dynamics Corp.	11,987	1,626,996
General Electric Co.	382,824	9,497,863
General Growth Properties, Inc. (REIT)	23,904	706,363
General Mills, Inc.	22,967	1,299,932
General Motors Co.	51,455	1,929,562
Genuine Parts Co.	5,810	541,434
Genworth Financial, Inc., Class A*	19,050	139,255
Gilead Sciences, Inc.*	99,936	9,806,720
Goldman Sachs Group, Inc.	42,132	7,919,552
Goodyear Tire & Rubber Co.	10,292	278,707
Google, Inc., Class A*	20,195	11,202,166
Google, Inc., Class C*	19,308	10,580,784
H&R Block, Inc.	10,477	335,997
Halliburton Co.	32,322	1,418,289
Hanesbrands, Inc.	15,250	511,027
Harley-Davidson, Inc.	8,082	490,901
Harman International Industries, Inc.	2,612	349,042
Harris Corp.	3,964	312,205
Hartford Financial Services Group, Inc.	16,011	669,580
Hasbro, Inc.	4,237	267,948
HCA Holdings, Inc.*	11,197	842,350
HCP, Inc. (REIT)	17,530	757,471
Health Care REIT, Inc. (REIT)	13,295	1,028,501
Helmerich & Payne, Inc.	4,097	278,883
Henry Schein, Inc.*	3,189	445,248
Hershey Co.	5,630	568,123
Hess Corp.	9,241	627,187
Hewlett-Packard Co.	69,130	2,154,091
Home Depot, Inc.	50,125	5,694,701
Honeywell International, Inc.	29,770	3,105,309
Hormel Foods Corp.	5,126	291,413
Hospira, Inc.*	6,522	572,892
Host Hotels & Resorts, Inc. (REIT)	28,822	581,628
Hudson City Bancorp, Inc.	18,142	190,128
Humana, Inc.	5,690	1,012,934
Huntington Bancshares, Inc./Ohio	30,828	340,649
Illinois Tool Works, Inc.	13,278	1,289,825
Ingersoll-Rand plc	10,018	682,025
Integrys Energy Group, Inc.	3,038	218,797
Intel Corp.	180,132	5,632,728
Intercontinental Exchange, Inc.	4,261	993,963
International Business Machines Corp.	34,965	5,611,882
International Flavors & Fragrances, Inc.	3,073	360,770
International Paper Co.	16,087	892,668
Interpublic Group of Cos., Inc.	15,773	348,899
Intuit, Inc.	72,870	7,065,475
Intuitive Surgical, Inc.*	1,393	703,507
Invesco Ltd.	16,331	648,177
Iron Mountain, Inc. (REIT)	7,117	259,628
J.M. Smucker Co.	3,872	448,107
Jacobs Engineering Group, Inc.*	4,895	221,058
Johnson & Johnson	105,757	10,639,154
Johnson Controls, Inc.	24,975	1,259,739
Joy Global, Inc.	3,759	147,278
JPMorgan Chase & Co.	141,809	8,590,789
Juniper Networks, Inc.	13,777	311,085
Kansas City Southern	4,201	428,838
Kellogg Co.	9,632	635,230
Keurig Green Mountain, Inc.	4,614	515,522
KeyCorp	32,613	461,800
Kimberly-Clark Corp.	13,900	1,488,829
Kimco Realty Corp. (REIT)	15,700	421,545
Kinder Morgan, Inc.	64,818	2,726,245
KLA-Tencor Corp.	6,183	360,407
Kohl’s Corp.	7,686	601,429
Kraft Foods Group, Inc.	22,367	1,948,501
Kroger Co.	18,690	1,432,775
L Brands, Inc.	9,353	881,894
L-3 Communications Holdings, Inc.	3,139	394,855
Laboratory Corp. of America Holdings*	3,817	481,286
Lam Research Corp.	6,062	425,765
Legg Mason, Inc.	3,752	207,110
Leggett & Platt, Inc.	5,267	242,756
Lennar Corp., Class A	6,795	352,049
Leucadia National Corp.	12,002	267,525
Level 3 Communications, Inc.*	10,912	587,502
Lincoln National Corp.	9,737	559,488
Linear Technology Corp.	9,102	425,974
Lockheed Martin Corp.	10,204	2,071,004
Loews Corp.	11,360	463,829
Lorillard, Inc.	13,697	895,099
Lowe’s Cos., Inc.	37,007	2,752,951
LyondellBasell Industries N.V., Class A	15,063	1,322,531
M&T Bank Corp.	5,057	642,239
Macerich Co. (REIT)	5,356	451,671

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Macy’s, Inc.	12,945	$840,260
Mallinckrodt plc*	4,432	561,313
Marathon Oil Corp.	25,680	670,505
Marathon Petroleum Corp.	10,386	1,063,423
Marriott International, Inc., Class A	7,889	633,644
Marsh & McLennan Cos., Inc.	20,496	1,149,621
Martin Marietta Materials, Inc.	2,339	326,992
Masco Corp.	13,295	354,976
MasterCard, Inc., Class A	37,131	3,207,747
Mattel, Inc.	12,874	294,171
Maxim Integrated Products, Inc.	169,901	5,914,254
McCormick & Co., Inc. (Non-Voting)	4,866	375,217
McDonald’s Corp.	61,998	6,041,085
McGraw Hill Financial, Inc.	100,970	10,440,298
McKesson Corp.	8,857	2,003,453
Mead Johnson Nutrition Co.	7,697	773,779
MeadWestvaco Corp.	6,373	317,822
Medivation, Inc.*	13,227	1,707,209
Merck & Co., Inc.	107,954	6,205,196
MetLife, Inc.	42,501	2,148,426
Microchip Technology, Inc.	7,666	374,867
Micron Technology, Inc.*	40,983	1,111,869
Microsoft Corp.	312,034	12,685,742
Mohawk Industries, Inc.*	2,362	438,741
Molson Coors Brewing Co., Class B	6,083	452,879
Mondelez International, Inc., Class A	62,737	2,264,178
Monsanto Co.	18,383	2,068,823
Monster Beverage Corp.*	5,563	769,891
Moody’s Corp.	6,763	701,999
Morgan Stanley	58,646	2,093,076
Mosaic Co.	11,792	543,140
Motorola Solutions, Inc.	7,252	483,491
Murphy Oil Corp.	6,351	295,957
Mylan N.V.*	14,186	841,939
NASDAQ OMX Group, Inc.	4,499	229,179
National Oilwell Varco, Inc.	15,592	779,444
Navient Corp.	15,342	311,903
NetApp, Inc.	11,863	420,662
Netflix, Inc.*	2,302	959,220
Newell Rubbermaid, Inc.	10,317	403,085
Newfield Exploration Co.*	6,122	214,821
Newmont Mining Corp.	18,994	412,360
News Corp., Class A*	19,008	304,318
NextEra Energy, Inc.	16,869	1,755,219
Nielsen N.V.	12,003	534,974
NIKE, Inc., Class B	26,619	2,670,684
NiSource, Inc.	12,032	531,333
Noble Energy, Inc.	14,715	719,563
Nordstrom, Inc.	5,353	429,953
Norfolk Southern Corp.	11,694	1,203,546
Northern Trust Corp.	8,351	581,647
Northrop Grumman Corp.	7,546	1,214,604
NRG Energy, Inc.	12,895	324,825
Nucor Corp.	12,139	576,967
NVIDIA Corp.	19,649	411,155
Occidental Petroleum Corp.	29,311	2,139,703
Omnicom Group, Inc.	9,387	731,998
ONEOK, Inc.	7,931	382,591
Oracle Corp.	121,933	5,261,409
O’Reilly Automotive, Inc.*	3,867	836,200
Owens-Illinois, Inc.*	6,327	147,546
PACCAR, Inc.	13,487	851,569
Pall Corp.	4,058	407,383
Parker-Hannifin Corp.	5,418	643,550
Patterson Cos., Inc.	3,241	158,128
Paychex, Inc.	12,435	616,963
People’s United Financial, Inc.	11,828	179,786
Pepco Holdings, Inc.	9,660	259,178
PepsiCo, Inc.	56,384	5,391,438
PerkinElmer, Inc.	4,305	220,158
Pfizer, Inc.	233,109	8,109,862
PG&E Corp.	18,124	961,841
Philip Morris International, Inc.	58,840	4,432,417
Phillips 66	20,672	1,624,819
Pinnacle West Capital Corp.	4,209	268,324
Pioneer Natural Resources Co.	5,667	926,611
Pitney Bowes, Inc.	7,731	180,287
Plum Creek Timber Co., Inc. (REIT)	6,701	291,158
PNC Financial Services Group, Inc.	19,804	1,846,525
PPG Industries, Inc.	5,176	1,167,395
PPL Corp.	25,374	854,089
Praxair, Inc.	10,986	1,326,450
Precision Castparts Corp.	5,393	1,132,530
Priceline Group, Inc.*	1,976	2,300,360
Principal Financial Group, Inc.	10,407	534,608
Procter & Gamble Co.	102,716	8,416,549
Progressive Corp.	20,392	554,662
Prologis, Inc. (REIT)	19,484	848,723
Prudential Financial, Inc.	17,270	1,386,954
Public Service Enterprise Group, Inc.	19,257	807,253
Public Storage (REIT)	5,522	1,088,607
PulteGroup, Inc.	12,695	282,210
PVH Corp.	3,142	334,812
QEP Resources, Inc.	6,179	128,832
QUALCOMM, Inc.	62,744	4,350,669
Quanta Services, Inc.*	7,980	227,669
Quest Diagnostics, Inc.	5,505	423,059
Ralph Lauren Corp.	2,298	302,187
Range Resources Corp.	6,272	326,395
Raytheon Co.	11,691	1,277,242
Red Hat, Inc.*	6,976	528,432
Regeneron Pharmaceuticals, Inc.*	2,807	1,267,304
Regions Financial Corp.	51,013	482,073
Republic Services, Inc.	9,539	386,902
Reynolds American, Inc.	11,723	807,832
Robert Half International, Inc.	5,127	310,286
Rockwell Automation, Inc.	5,156	598,044
Rockwell Collins, Inc.	5,059	488,446
Roper Industries, Inc.	3,818	656,696
Ross Stores, Inc.	7,871	829,289
Royal Caribbean Cruises Ltd.	6,269	513,118
Ryder System, Inc.	2,026	192,247
salesforce.com, Inc.*	23,016	1,537,699
Samsonite International S.A.	1,523,700	5,281,637
SanDisk Corp.	8,102	515,449
SCANA Corp.	5,440	299,146
Schlumberger Ltd.	48,509	4,047,591
Scripps Networks Interactive, Inc., Class A	3,706	254,083

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Seagate Technology plc	12,492	$649,959
Sealed Air Corp.	8,010	364,936
Sempra Energy	8,809	960,357
Sherwin-Williams Co.	3,073	874,268
Sigma-Aldrich Corp.	4,544	628,208
Simon Property Group, Inc. (REIT)	11,824	2,313,247
Skyworks Solutions, Inc.	7,260	713,585
SL Green Realty Corp. (REIT)	3,753	481,810
Snap-on, Inc.	2,212	325,297
Southern Co.	34,612	1,532,619
Southwest Airlines Co.	25,716	1,139,219
Southwestern Energy Co.*	14,633	339,339
Spectra Energy Corp.	25,531	923,456
St. Jude Medical, Inc.	43,037	2,814,620
Stanley Black & Decker, Inc.	5,989	571,111
Staples, Inc.	24,374	396,931
Starbucks Corp.	28,521	2,700,939
Starwood Hotels & Resorts Worldwide, Inc.	6,530	545,255
State Street Corp.	15,705	1,154,789
Stericycle, Inc.*	3,232	453,870
Stryker Corp.	11,383	1,050,082
SunTrust Banks, Inc./Georgia	19,956	819,992
Symantec Corp.	25,951	606,345
Sysco Corp.	22,535	850,246
T. Rowe Price Group, Inc.	9,919	803,241
Target Corp.	24,229	1,988,474
TECO Energy, Inc.	8,969	173,999
Tenet Healthcare Corp.*	3,724	184,375
Teradata Corp.*	5,521	243,697
Tesoro Corp.	4,758	434,358
Texas Instruments, Inc.	39,831	2,277,736
Textron, Inc.	10,534	466,972
Theravance, Inc.	75,276	1,183,339
Thermo Fisher Scientific, Inc.	15,093	2,027,594
Tiffany & Co.	53,491	4,707,743
Time Warner Cable, Inc.	10,685	1,601,468
Time Warner, Inc.	31,591	2,667,544
TJX Cos., Inc.	25,969	1,819,128
Torchmark Corp.	4,836	265,593
Total System Services, Inc.	6,298	240,269
Tractor Supply Co.	5,182	440,781
Travelers Cos., Inc.	12,223	1,321,673
TripAdvisor, Inc.*	4,254	353,805
Twenty-First Century Fox, Inc., Class A	69,515	2,352,388
Tyco International plc	15,981	688,142
Tyson Foods, Inc., Class A	11,118	425,819
U.S. Bancorp/Minnesota	67,752	2,958,730
Under Armour, Inc., Class A*	6,349	512,682
Union Pacific Corp.	33,521	3,630,660
United Parcel Service, Inc., Class B	64,047	6,208,716
United Rentals, Inc.*	3,671	334,648
United Technologies Corp.	31,430	3,683,596
UnitedHealth Group, Inc.	36,275	4,290,970
Universal Health Services, Inc., Class B	3,464	407,747
Unum Group	9,605	323,977
Urban Outfitters, Inc.*	3,801	173,516
Valero Energy Corp.	19,609	1,247,525
Varian Medical Systems, Inc.*	3,808	358,295
Ventas, Inc. (REIT)	11,996	875,948
VeriSign, Inc.*	4,001	267,947
Verizon Communications, Inc.	158,054	7,686,166
Vertex Pharmaceuticals, Inc.*	38,131	4,498,314
VF Corp.	13,024	980,837
Viacom, Inc., Class B	13,909	949,985
Visa, Inc., Class A	73,240	4,790,628
Vornado Realty Trust (REIT)	6,648	744,576
Vulcan Materials Co.	5,027	423,776
W.W. Grainger, Inc.	2,289	539,769
Walgreens Boots Alliance, Inc.	33,168	2,808,666
Wal-Mart Stores, Inc.	60,073	4,941,004
Walt Disney Co.	124,856	13,096,146
Waste Management, Inc.	16,244	880,912
Waters Corp.*	3,160	392,851
Wells Fargo & Co.	178,332	9,701,261
Western Digital Corp.	8,262	751,925
Western Union Co.	19,844	412,954
Weyerhaeuser Co. (REIT)	19,974	662,138
Whirlpool Corp.	2,972	600,522
Whole Foods Market, Inc.	13,725	714,798
Williams Cos., Inc.	25,606	1,295,408
Windstream Holdings, Inc.	22,993	170,148
Wisconsin Energy Corp.	8,581	424,760
Wyndham Worldwide Corp.	4,573	413,719
Wynn Resorts Ltd.	3,083	388,088
Xcel Energy, Inc.	19,251	670,127
Xerox Corp.	39,761	510,929
Xilinx, Inc.	9,915	419,405
Xylem, Inc.	6,969	244,054
Yahoo!, Inc.*	33,122	1,471,776
Yum! Brands, Inc.	50,838	4,001,967
Zimmer Holdings, Inc.	40,298	4,735,821
Zions Bancorp	7,729	208,683
Zoetis, Inc.	19,052	881,917

		837,367,782

Total Common Stocks (91.3%) (Cost $1,375,015,516)		2,085,980,121

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%(b)
(Cost $—)	9,969,834	130,634

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
iShares® MSCI Frontier 100 ETF (Cost $4,294,528)	111,506	3,316,189

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	737,275	106,229
Banco de Sabadell S.A., expiring 4/17/15*	186,309	47,277

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Rights	Value (Note 1)
Telefonica S.A., expiring 4/12/15*	238,429	$38,456

Total Rights (0.0%) (Cost $—)		191,962

Total Investments (91.4%) (Cost $1,379,310,044)		2,089,618,906
Other Assets Less Liabilities (8.6%)		195,692,738

Net Assets (100%)		$2,285,311,644

*	Non-income producing.

†	Securities (totaling $2,411,720 or 0.1% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $1,056,823 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$272,478,368	11.9%
Consumer Staples	200,905,952	8.8
Energy	112,223,985	4.9
Exchange Traded Funds	3,316,189	0.1
Financials	470,711,041	20.6
Health Care	258,086,353	11.3
Industrials	230,320,184	10.1
Information Technology	312,659,142	13.7
Materials	96,218,507	4.2
Telecommunication Services	83,928,920	3.7
Utilities	48,770,265	2.1
Cash and Other	195,692,738	8.6

		100.0%

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,268,010	$—	$—	$2,476,200	$—	$—

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	617	June-15	$23,926,286	$24,089,116	$162,830
FTSE 100 Index	146	June-15	14,596,641	14,569,094	(27,547)
S&P 500 E-Mini Index	1,188	June-15	120,701,707	122,411,520	1,709,813
SPI 200 Index	61	June-15	6,745,108	6,836,684	91,576
TOPIX Index	111	June-15	14,256,851	14,285,113	28,262

					$1,964,934

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	12,000	$12,915,596	$12,718,823	$196,773
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	State Street Bank & Trust	5,987	49,918	49,185	733
South African Rand vs. U.S. Dollar, expiring 4/2/15	Goldman Sachs & Co.	1,594	131,395	133,004	(1,609)

					$195,897

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 4/16/15	UBS AG	9,134	$9,695,524	$9,823,510	$(127,986)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	State Street Bank & Trust	116,396	969,134	970,495	(1,361)
Japanese Yen vs. U.S. Dollar, expiring 5/7/15	State Street Bank & Trust	123,976	1,031,260	1,034,247	(2,987)
South African Rand vs. U.S. Dollar, expiring 4/1/15	Goldman Sachs & Co.	11,761	989,344	969,686	19,658

					$(112,676)

					$83,221

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,853,514	$159,754,454	$739,766	$272,347,734
Consumer Staples	92,869,465	108,036,487	—	200,905,952
Energy	59,264,462	52,959,523	—	112,223,985
Financials	161,423,216	308,999,365	134,954	470,557,535
Health Care	150,447,642	106,101,711	1,537,000	258,086,353
Industrials	92,292,187	138,027,997	—	230,320,184
Information Technology	188,851,669	123,807,473	—	312,659,142
Materials	28,382,455	67,836,052	—	96,218,507
Telecommunication Services	18,142,653	65,747,811	—	83,890,464
Utilities	21,173,719	27,596,546	—	48,770,265
Forward Currency Contracts	—	217,164	—	217,164
Futures	1,992,481	—	—	1,992,481
Investment Companies
Exchange Traded Funds (ETFs)	3,316,189	—	—	3,316,189
Preferred Stocks
Consumer Discretionary	—	130,634	—	130,634
Rights
Financials	—	153,506	—	153,506
Telecommunication Services	—	38,456	—	38,456

Total Assets	$930,009,652	$1,159,407,179	$2,411,720	$2,091,828,551

Liabilities:
Forward Currency Contracts	$—	$(133,943)	$—	$(133,943)
Futures	(27,547)	—	—	(27,547)

Total Liabilities	$(27,547)	$(133,943)	$—	$(161,490)

Total	$929,982,105	$1,159,273,236	$2,411,720	$2,091,667,061

(a)	Securities with a market value of $24,801,945 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $2,251,891 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$776,372,933
Aggregate gross unrealized depreciation	(73,792,163)

Net unrealized appreciation	$702,580,770

Federal income tax cost of investments	$1,387,038,136

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
AGL Energy Ltd.	47,932	$553,989
ALS Ltd.	27,370	102,750
Alumina Ltd.	188,992	230,518
Amcor Ltd.	83,535	891,292
AMP Ltd.	205,068	1,002,576
APA Group	80,282	553,009
Asciano Ltd.	71,096	342,637
ASX Ltd.	13,989	440,169
Aurizon Holdings Ltd.	147,804	544,780
AusNet Services	127,520	141,545
Australia & New Zealand Banking Group Ltd.	195,747	5,455,532
Bank of Queensland Ltd.	25,250	264,715
Bendigo & Adelaide Bank Ltd.	30,589	291,753
BHP Billiton Ltd.	678,088	15,792,273
BHP Billiton Ltd. (ADR)	49,246	2,288,462
BHP Billiton plc	148,958	3,234,137
Boral Ltd.	53,481	259,948
Brambles Ltd.	194,574	1,703,716
Caltex Australia Ltd.	9,625	255,864
Coca-Cola Amatil Ltd.	41,361	338,960
Cochlear Ltd.	4,186	287,944
Commonwealth Bank of Australia	114,586	8,130,898
Computershare Ltd.	34,707	335,364
Crown Resorts Ltd.	26,242	266,233
CSL Ltd.	33,387	2,338,160
Dexus Property Group (REIT)	64,385	370,616
Federation Centres (REIT)	100,540	232,244
Flight Centre Travel Group Ltd.	3,821	114,959
Fortescue Metals Group Ltd.	112,258	166,337
Goodman Group (REIT)	123,752	596,251
GPT Group (REIT)	119,153	413,905
Harvey Norman Holdings Ltd.	34,572	116,930
Healthscope Ltd.	72,043	167,569
Iluka Resources Ltd.	30,688	197,710
Incitec Pivot Ltd.	118,224	365,408
Insurance Australia Group Ltd.	162,371	752,589
Leighton Holdings Ltd.	7,662	122,900
Lend Lease Group	39,654	500,948
Macquarie Group Ltd.	20,085	1,167,013
Medibank Pvt Ltd.*	195,381	344,825
Mirvac Group (REIT)	264,418	403,803
National Australia Bank Ltd.	167,714	4,910,234
Newcrest Mining Ltd.*	55,664	564,265
Novion Property Group (REIT)	153,472	292,502
Orica Ltd.	26,498	402,109
Origin Energy Ltd.	79,720	683,230
Platinum Asset Management Ltd.	16,485	97,969
Qantas Airways Ltd.*	38,686	91,823
QBE Insurance Group Ltd.	94,409	934,313
Ramsay Health Care Ltd.	9,544	487,412
REA Group Ltd.	3,303	121,293
Santos Ltd.	70,075	377,982
Scentre Group (REIT)	372,116	1,057,270
Seek Ltd.	23,177	301,544
Sonic Healthcare Ltd.	27,353	424,948
Stockland Corp., Ltd. (REIT)	161,292	551,206
Suncorp Group Ltd.	90,908	932,729
Sydney Airport	72,665	285,956
Tabcorp Holdings Ltd.	59,515	214,607
Tatts Group Ltd.	101,173	306,352
Telstra Corp., Ltd.	304,918	1,463,328
Toll Holdings Ltd.	48,812	328,660
TPG Telecom Ltd.	19,853	138,027
Transurban Group	125,446	908,534
Treasury Wine Estates Ltd.	47,181	183,381
Wesfarmers Ltd.	79,166	2,645,221
Westfield Corp. (REIT)	142,270	1,032,104
Westpac Banking Corp.	220,613	6,600,249
Woodside Petroleum Ltd.	52,113	1,363,308
Woolworths Ltd.	90,133	2,018,693
WorleyParsons Ltd.	15,240	110,728

		81,911,208

Austria (0.6%)
Andritz AG	5,244	313,592
Conwert Immobilien Invest SE*	139,614	1,748,800
Erste Group Bank AG	114,054	2,810,101
Immofinanz AG*	67,638	198,776
OMV AG	10,677	293,039
Raiffeisen Bank International AG	8,452	118,172
Schoeller-Bleckmann Oilfield Equipment AG	38,980	2,483,705
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,900	128,434
voestalpine AG	82,897	3,030,485

		11,125,104

Belgium (0.7%)
Ageas	15,976	573,597
Anheuser-Busch InBev N.V.	57,060	6,979,894
Belgacom S.A.	11,117	389,322
Colruyt S.A.	5,385	234,314
Delhaize Group S.A.	7,419	667,620
Groupe Bruxelles Lambert S.A.	5,842	483,831
KBC Groep N.V.*	58,116	3,595,988
Solvay S.A.	4,314	623,962
Telenet Group Holding N.V.*	3,785	208,216
UCB S.A.	8,754	630,823
Umicore S.A.	6,405	267,108

		14,654,675

Bermuda (0.6%)
Everest Reinsurance Group Ltd.	31,477	5,476,998
Nabors Industries Ltd.	423,959	5,787,040
Seadrill Ltd.	27,221	254,747

		11,518,785

Brazil (0.5%)
Ambev S.A. (ADR)	219,085	1,261,930
Banco Bradesco S.A. (ADR)	182,443	1,693,067
Banco do Brasil S.A.	218,300	1,573,869
BM&F Bovespa S.A.	157,444	549,060
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	80,530	890,662
Lojas Renner S.A.	21,602	609,232
M Dias Branco S.A.	20,569	557,671
Qualicorp S.A.*	294,500	2,120,478
Vale S.A. (ADR)	194,611	1,099,552

		10,355,521

Canada (3.4%)
Agrium, Inc.	33,025	3,443,517
Brookfield Asset Management, Inc., Class A	81,009	4,342,892
Canadian National Railway Co.	292,232	19,541,554

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Natural Resources Ltd.	224,752	$6,902,134
Canadian Pacific Railway Ltd. (New York Stock Exchange)	12,035	2,198,795
Canadian Pacific Railway Ltd. (Toronto Stock Exchange)	63,257	11,582,092
Cenovus Energy, Inc.	38,151	643,989
Dollarama, Inc.	8,545	477,665
Finning International, Inc.	40,822	759,359
Loblaw Cos., Ltd.	17,969	878,481
Potash Corp. of Saskatchewan, Inc.	150,472	4,850,793
Rogers Communications, Inc., Class B	43,661	1,461,770
Suncor Energy, Inc. (New York Stock Exchange)	282,537	8,264,207
Suncor Energy, Inc. (Toronto Stock Exchange)	48,285	1,410,941

		66,758,189

China (0.9%)
Anhui Conch Cement Co., Ltd., Class H	810,000	3,068,024
China Oilfield Services Ltd., Class H	1,767,500	2,938,286
China Shipping Container Lines Co., Ltd., Class H*	2,758,000	874,009
Guangzhou Automobile Group Co., Ltd., Class H	1,358,068	1,297,592
Industrial & Commercial Bank of China Ltd., Class H	3,148,135	2,323,889
Mindray Medical International Ltd. (ADR)	96,298	2,633,750
Want Want China Holdings Ltd.	1,428,000	1,516,982
Weichai Power Co., Ltd., Class H	804,080	3,104,500
Yangzijiang Shipbuilding Holdings Ltd.	143,834	132,357

		17,889,389

Colombia (0.1%)
Bancolombia S.A. (ADR)	44,169	1,737,167

Czech Republic (0.1%)
Komercni Banka A/S	9,138	1,974,005

Denmark (1.2%)
A. P. Moller - Maersk A/S, Class A	274	556,818
A. P. Moller - Maersk A/S, Class B	495	1,035,105
Carlsberg A/S, Class B	43,054	3,555,145
Chr Hansen Holding A/S	39,449	1,811,950
Coloplast A/S, Class B	7,909	598,504
Danske Bank A/S	46,802	1,235,149
DSV A/S	12,846	399,714
ISS A/S*	8,375	263,846
Novo Nordisk A/S, Class B	211,632	11,323,701
Novozymes A/S, Class B	16,835	769,962
Pandora A/S	7,997	729,056
TDC A/S	57,084	408,912
Tryg A/S	1,405	165,545
Vestas Wind Systems A/S	16,097	666,468
William Demant Holding A/S*	1,806	153,379

		23,673,254

Finland (0.4%)
Elisa Oyj	10,074	253,368
Fortum Oyj	31,272	655,509
Kone Oyj, Class B	21,739	963,670
Metso Oyj	8,139	237,610
Neste Oil Oyj	9,664	253,413
Nokia Oyj	265,495	2,028,105
Nokian Renkaat Oyj	8,249	245,886
Orion Oyj, Class B	7,351	207,307
Sampo Oyj, Class A	31,839	1,608,842
Stora Enso Oyj, Class R	40,320	415,406
UPM-Kymmene Oyj	38,145	742,671
Wartsila Oyj Abp	10,632	470,947

		8,082,734

France (6.4%)
Accor S.A.	12,284	641,594
Aeroports de Paris S.A.	2,136	255,510
Air Liquide S.A.	44,942	5,780,888
Airbus Group N.V.	41,606	2,703,576
Alcatel-Lucent*	199,716	755,809
Alstom S.A.*	15,618	480,784
Arkema S.A.	4,621	364,740
AtoS	5,499	377,572
AXA S.A.‡	129,570	3,267,323
BNP Paribas S.A.	74,741	4,545,585
Bollore S.A.	37,300	198,791
Bouygues S.A.	11,902	467,571
Bureau Veritas S.A.	16,031	344,546
Cap Gemini S.A.	9,855	809,167
Carrefour S.A.	43,918	1,464,185
Casino Guichard Perrachon S.A.	4,109	363,490
Christian Dior SE	3,972	746,110
Cie de Saint-Gobain	31,571	1,385,066
Cie Generale des Etablissements Michelin	13,277	1,321,956
CNP Assurances S.A.	11,686	204,419
Credit Agricole S.A.	70,601	1,037,983
Danone S.A.	133,621	8,992,311
Dassault Systemes S.A.	35,172	2,383,013
Edenred	14,604	364,050
Electricite de France S.A.	17,528	421,003
Essilor International S.A.	29,647	3,404,175
Eurazeo S.A.	2,454	168,351
Eutelsat Communications S.A.	10,595	350,796
Fonciere des Regions (Frankfurt Stock Exchange) (REIT)	132	12,739
Fonciere des Regions (London Stock Exchange) (REIT)	2,118	209,541
GDF Suez S.A.	103,111	2,040,305
Gecina S.A. (REIT)	2,131	288,258
Groupe Eurotunnel SE (Registered)	33,654	482,382
Hermes International	1,870	660,104
ICADE (REIT)	2,591	234,011
Iliad S.A.	1,811	423,110
Imerys S.A.	2,572	188,972
J.C. Decaux S.A.	5,022	168,671
Kering	11,446	2,237,270
Klepierre S.A. (REIT)	12,234	600,994
Lafarge S.A.	13,201	856,072
Lagardere S.C.A.	8,377	250,896
Legrand S.A.	42,071	2,267,369
L’Oreal S.A.	37,489	6,902,644

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
LVMH Moet Hennessy Louis Vuitton SE	55,539	$9,801,633
Natixis S.A.	66,563	497,066
Numericable- SFR*	6,942	378,567
Orange S.A.	130,370	2,097,495
Pernod-Ricard S.A.	58,313	6,881,174
Peugeot S.A.*	28,158	471,943
Publicis Groupe S.A.	13,004	1,004,033
Remy Cointreau S.A.	1,761	129,694
Renault S.A.	13,757	1,253,745
Rexel S.A.	18,834	355,300
Safran S.A.	19,294	1,348,378
Sanofi S.A.	84,728	8,337,323
Schneider Electric SE	85,954	6,685,818
SCOR SE	10,972	370,591
Societe BIC S.A.	2,052	292,257
Societe Generale S.A.	107,341	5,189,660
Sodexo S.A.	33,610	3,279,535
Suez Environnement Co. S.A.	20,204	346,941
Technip S.A.	7,406	448,857
Thales S.A.	6,620	367,453
Total S.A.	151,891	7,556,778
Unibail-Rodamco SE (REIT)	6,994	1,887,556
Valeo S.A.	5,362	801,574
Vallourec S.A.	7,638	186,621
Veolia Environnement S.A.	28,898	547,044
Vinci S.A.	33,420	1,912,581
Vivendi S.A.*	86,358	2,147,153
Wendel S.A.	2,311	275,492
Zodiac Aerospace	13,397	443,997

		126,719,961

Germany (5.8%)
adidas AG	14,559	1,154,269
Allianz SE (Registered)	32,350	5,621,192
Axel Springer SE	2,995	177,122
BASF SE	127,087	12,645,948
Bayer AG (Registered)	102,090	15,339,555
Bayerische Motoren Werke (BMW) AG	23,280	2,913,504
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,847	356,219
Beiersdorf AG	7,331	637,634
Brenntag AG	69,206	4,148,941
Celesio AG	3,338	98,681
Commerzbank AG*	66,878	922,110
Continental AG	7,715	1,827,377
Daimler AG (Registered)	68,273	6,575,640
Deutsche Annington Immobilien SE	24,285	820,546
Deutsche Bank AG (Registered)	97,677	3,398,381
Deutsche Boerse AG	13,748	1,124,273
Deutsche Lufthansa AG (Registered)	16,696	234,794
Deutsche Post AG (Registered)	68,867	2,154,331
Deutsche Telekom AG (Registered)	224,860	4,117,385
Deutsche Wohnen AG	20,330	521,321
E.ON SE	142,499	2,123,165
Fraport AG Frankfurt Airport Services Worldwide	2,551	152,693
Fresenius Medical Care AG & Co. KGaA	47,467	3,950,563
Fresenius SE & Co. KGaA	26,432	1,578,423
Fuchs Petrolub SE (Preference)(q)	5,196	207,967
GEA Group AG	13,137	635,374
Hannover Rueck SE	4,378	452,846
HeidelbergCement AG	10,244	812,741
Henkel AG & Co. KGaA	8,386	867,315
Henkel AG & Co. KGaA (Preference)(q)	12,751	1,501,800
Hugo Boss AG	3,948	480,739
Infineon Technologies AG	79,114	947,277
K+S AG (Registered)	12,562	410,799
Kabel Deutschland Holding AG*	1,635	212,720
Lanxess AG	6,607	352,505
Linde AG	34,318	6,996,382
MAN SE	2,537	267,360
Merck KGaA	9,003	1,010,406
Metro AG	11,342	385,288
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,263	2,646,394
OSRAM Licht AG	6,465	320,816
Porsche Automobil Holding SE (Preference)(q)	10,902	1,070,175
ProSiebenSat.1 Media AG (Registered)	15,333	753,496
RWE AG	35,007	895,067
SAP SE	88,779	6,446,743
Siemens AG (Registered)	56,255	6,090,423
Symrise AG	52,718	3,334,466
Telefonica Deutschland Holding AG*	40,832	236,028
ThyssenKrupp AG	31,934	838,538
TUI AG	32,129	564,996
United Internet AG (Registered)	8,816	401,958
Volkswagen AG	2,036	525,489
Volkswagen AG (Preference)(q)	11,499	3,060,027

		115,320,202

Hong Kong (2.0%)
AIA Group Ltd.	1,683,852	10,553,550
ASM Pacific Technology Ltd.	17,607	183,085
Bank of East Asia Ltd.	90,427	360,225
BOC Hong Kong Holdings Ltd.	256,043	914,145
Cathay Pacific Airways Ltd.	85,575	197,920
Cheung Kong Infrastructure Holdings Ltd.	44,340	380,804
CK Hutchison Holdings Ltd.	98,899	2,023,270
CLP Holdings Ltd.	134,564	1,175,061
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	66,419	623,745
Dairy Farm International Holdings Ltd. (London Stock Exchange)	4,500	41,670
First Pacific Co., Ltd.	163,250	163,165
Galaxy Entertainment Group Ltd.	164,000	743,606
Hang Lung Properties Ltd.	162,438	457,345
Hang Seng Bank Ltd.	52,974	959,033
Henderson Land Development Co., Ltd.	74,809	524,706
HKT Trust & HKT Ltd.	184,080	236,672

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong & China Gas Co., Ltd.	436,536	$1,009,220
Hong Kong Exchanges and Clearing Ltd.	79,327	1,939,406
Hutchison Whampoa Ltd.	149,571	2,068,989
Hysan Development Co., Ltd.	44,907	197,190
Kerry Properties Ltd.	46,732	162,619
Li & Fung Ltd.	1,213,503	1,183,727
Link REIT (REIT)	158,499	975,366
MTR Corp., Ltd.	105,618	501,755
New World Development Co., Ltd.	373,254	431,965
Noble Group Ltd.	309,433	206,195
NWS Holdings Ltd.	111,475	185,664
Orient Overseas International Ltd.	635,200	3,879,575
PCCW Ltd.	300,559	183,154
Power Assets Holdings Ltd.	96,496	985,523
Shangri-La Asia Ltd.	77,025	105,691
Sino Land Co., Ltd.	217,151	353,831
SJM Holdings Ltd.	140,000	182,451
Sun Hung Kai Properties Ltd.	119,278	1,836,237
Swire Pacific Ltd., Class A	45,331	616,298
Swire Properties Ltd.	84,800	275,532
Techtronic Industries Co., Ltd.	98,000	330,082
WH Group Ltd.*§	234,500	133,141
Wharf Holdings Ltd.	104,330	727,280
Wheelock & Co., Ltd.	67,116	342,603
Yue Yuen Industrial Holdings Ltd.	53,199	187,785

		38,539,281

India (0.6%)
HDFC Bank Ltd. (ADR)	133,453	7,859,047
ICICI Bank Ltd. (ADR)	405,774	4,203,819

		12,062,866

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,997,900	1,705,110

Ireland (1.7%)
Accenture plc, Class A	59,008	5,528,459
Bank of Ireland*	1,879,481	712,895
CRH plc (Irish Stock Exchange)	51,093	1,330,296
CRH plc (London Stock Exchange)	6,417	166,412
Experian plc	146,570	2,427,328
ICON plc*	116,768	8,235,647
James Hardie Industries plc (CDI)	31,906	368,924
Kerry Group plc (BATS Eaurope Exchange), Class A	10,110	679,040
Kerry Group plc (BATS Europe Exchange), Class A	1,288	86,341
Paddy Power plc (BATS Europe Exchange)	17,544	1,498,990
Paddy Power plc (London Stock Exchange)	1,130	96,855
Shire plc	165,793	13,183,916

		34,315,103

Israel (0.5%)
Bank Hapoalim B.M.	76,779	369,689
Bank Leumi Le-Israel B.M.*	91,672	340,232
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	247,808
Delek Group Ltd.	352	90,677
Israel Chemicals Ltd.	32,322	229,785
Israel Corp., Ltd.	191	66,522
Mizrahi Tefahot Bank Ltd.*	9,544	96,893
NICE-Systems Ltd.	4,191	256,147
NICE-Systems Ltd. (ADR)	62,430	3,803,860
Teva Pharmaceutical Industries Ltd.	60,875	3,792,147

		9,293,760

Italy (1.1%)
Assicurazioni Generali S.p.A.	82,121	1,616,081
Atlantia S.p.A.	29,143	765,140
Banca Monte dei Paschi di Siena S.p.A.*	313,289	207,644
Banco Popolare SC*	24,654	384,995
Enel Green Power S.p.A.	124,500	232,698
Enel S.p.A.	469,513	2,114,830
Eni S.p.A.	179,689	3,110,045
EXOR S.p.A.	6,556	297,532
Finmeccanica S.p.A.*	27,104	322,261
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	63,212	196,551
Intesa Sanpaolo S.p.A. (London Stock Exchange)	896,176	3,041,132
Luxottica Group S.p.A.	12,005	762,172
Mediobanca S.p.A.	42,078	403,432
Pirelli & C. S.p.A.	16,829	277,815
Prysmian S.p.A.	112,861	2,325,044
Saipem S.p.A.*	19,299	196,860
Snam S.p.A.	146,915	711,620
Telecom Italia S.p.A.*	726,735	852,025
Telecom Italia S.p.A (RNC)	435,206	409,291
Terna Rete Elettrica Nazionale S.p.A.	109,320	481,319
UniCredit S.p.A.	309,679	2,100,490
Unione di Banche Italiane S.c.p.A.	61,603	480,899
UnipolSai S.p.A.	60,509	176,054

		21,465,930

Japan (12.2%)
ABC-Mart, Inc.	1,940	113,607
Acom Co., Ltd.*	27,600	95,832
Advantest Corp.	10,298	130,226
Aeon Co., Ltd.	44,052	483,948
AEON Financial Service Co., Ltd.	83,238	2,102,800
Aeon Mall Co., Ltd.	7,968	157,912
Air Water, Inc.	11,000	196,782
Aisin Seiki Co., Ltd.	13,938	506,280
Ajinomoto Co., Inc.	41,168	903,377
Alfresa Holdings Corp.	11,064	156,272
Amada Co., Ltd.	26,148	251,337
ANA Holdings, Inc.	85,302	228,687
Aozora Bank Ltd.	79,918	283,772
Asahi Glass Co., Ltd.	73,752	484,072
Asahi Group Holdings Ltd.	26,687	847,964
Asahi Kasei Corp.	91,078	871,454
Asics Corp.	11,848	321,782
Astellas Pharma, Inc.	151,650	2,485,032
Bandai Namco Holdings, Inc.	12,619	245,885
Bank of Kyoto Ltd.	24,082	252,533
Bank of Yokohama Ltd.	83,700	489,419

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Benesse Holdings, Inc.	4,374	$137,777
Bridgestone Corp.	45,464	1,824,291
Brother Industries Ltd.	16,715	266,157
Calbee, Inc.	5,000	217,355
Canon, Inc.	79,730	2,819,558
Casio Computer Co., Ltd.	14,127	268,010
Central Japan Railway Co.	10,100	1,828,863
Chiba Bank Ltd.	54,672	401,529
Chiyoda Corp.	11,000	94,177
Chubu Electric Power Co., Inc.	46,754	558,646
Chugai Pharmaceutical Co., Ltd.	16,347	515,369
Chugoku Bank Ltd.	10,911	163,133
Chugoku Electric Power Co., Inc.	21,662	282,542
Citizen Holdings Co., Ltd.	19,652	150,791
COLOPL, Inc.	3,500	75,579
Credit Saison Co., Ltd.	11,016	197,903
Dai Nippon Printing Co., Ltd.	41,162	400,429
Daicel Corp.	19,955	238,257
Daihatsu Motor Co., Ltd.	13,900	212,827
Dai-ichi Life Insurance Co., Ltd.	76,000	1,104,143
Daiichi Sankyo Co., Ltd.	45,787	727,495
Daikin Industries Ltd.	16,223	1,086,565
Daito Trust Construction Co., Ltd.	5,238	585,954
Daiwa House Industry Co., Ltd.	41,658	822,302
Daiwa Securities Group, Inc.	114,476	902,197
Denso Corp.	158,812	7,250,589
Dentsu, Inc.	15,074	646,343
Don Quijote Holdings Co., Ltd.	3,800	309,480
East Japan Railway Co.	23,425	1,880,962
Eisai Co., Ltd.	17,454	1,241,188
Electric Power Development Co., Ltd.	8,603	290,262
FamilyMart Co., Ltd.	4,104	171,834
FANUC Corp.	13,444	2,937,873
Fast Retailing Co., Ltd.	3,616	1,399,720
Fuji Electric Co., Ltd.	41,288	195,058
Fuji Heavy Industries Ltd.	41,080	1,365,839
Fujifilm Holdings Corp.	32,868	1,170,663
Fujitsu Ltd.	127,742	871,893
Fukuoka Financial Group, Inc.	54,983	283,393
GungHo Online Entertainment, Inc.	25,000	97,961
Gunma Bank Ltd.	25,274	170,942
Hachijuni Bank Ltd.	29,088	205,431
Hakuhodo DY Holdings, Inc.	16,060	171,026
Hamamatsu Photonics KK	9,800	296,613
Hankyu Hanshin Holdings, Inc.	84,000	519,883
Hikari Tsushin, Inc.	1,100	71,391
Hino Motors Ltd.	18,830	268,847
Hirose Electric Co., Ltd.	2,274	294,229
Hiroshima Bank Ltd.	35,000	188,836
Hisamitsu Pharmaceutical Co., Inc.	4,267	175,258
Hitachi Chemical Co., Ltd.	7,688	164,562
Hitachi Construction Machinery Co., Ltd.	7,451	130,366
Hitachi High-Technologies Corp.	4,018	122,684
Hitachi Ltd.	788,211	5,388,856
Hitachi Metals Ltd.	16,386	251,975
Hokuhoku Financial Group, Inc.	86,000	191,966
Hokuriku Electric Power Co.	11,638	154,242
Honda Motor Co., Ltd.	116,004	3,770,111
Hoya Corp.	30,302	1,215,535
Hulic Co., Ltd.	15,800	177,181
Ibiden Co., Ltd.	7,834	132,336
Idemitsu Kosan Co., Ltd.	5,960	103,875
IHI Corp.	95,834	449,166
Iida Group Holdings Co., Ltd.	11,300	140,521
INPEX Corp.	240,200	2,650,116
Isetan Mitsukoshi Holdings Ltd.	22,848	378,235
Isuzu Motors Ltd.	43,069	572,919
ITOCHU Corp.	111,732	1,211,455
ITOCHU Techno-Solutions Corp.	3,668	76,083
Iyo Bank Ltd.	17,578	208,888
J. Front Retailing Co., Ltd.	16,534	260,078
Japan Airlines Co., Ltd.	9,158	285,446
Japan Display, Inc.	24,000	86,426
Japan Exchange Group, Inc.	18,300	530,836
Japan Prime Realty Investment Corp. (REIT)	54	185,803
Japan Real Estate Investment Corp. (REIT)	86	404,369
Japan Retail Fund Investment Corp. (REIT)	164	326,019
Japan Tobacco, Inc.	138,300	4,369,715
JFE Holdings, Inc.	33,976	750,732
JGC Corp.	15,326	304,866
Joyo Bank Ltd.	49,480	254,678
JSR Corp.	12,918	224,103
JTEKT Corp.	14,982	233,980
JX Holdings, Inc.	163,622	628,627
Kajima Corp.	59,739	277,708
Kakaku.com, Inc.	9,900	164,216
Kamigumi Co., Ltd.	15,704	148,371
Kaneka Corp.	17,644	124,348
Kansai Electric Power Co., Inc.*	50,623	483,426
Kansai Paint Co., Ltd.	16,452	299,254
Kao Corp.	36,767	1,835,682
Kawasaki Heavy Industries Ltd.	103,840	524,665
KDDI Corp.	124,500	2,820,688
Keihan Electric Railway Co., Ltd.	33,000	201,255
Keikyu Corp.	33,466	267,857
Keio Corp.	42,347	332,553
Keisei Electric Railway Co., Ltd.	18,955	235,655
Keyence Corp.	3,183	1,738,584
Kikkoman Corp.	9,823	311,954
Kintetsu Corp.	126,980	466,551
Kirin Holdings Co., Ltd.	58,891	773,536
Kobe Steel Ltd.	206,095	380,950
Koito Manufacturing Co., Ltd.	6,700	201,589
Komatsu Ltd.	65,472	1,287,646
Konami Corp.	6,888	129,070
Konica Minolta, Inc.	34,036	346,172
Kubota Corp.	80,508	1,275,537
Kuraray Co., Ltd.	25,292	342,874
Kurita Water Industries Ltd.	7,114	172,155
Kyocera Corp.	22,508	1,235,326
Kyowa Hakko Kirin Co., Ltd.	15,267	199,268
Kyushu Electric Power Co., Inc.	31,188	302,600
Lawson, Inc.	4,880	338,776
LIXIL Group Corp.	19,323	458,377
M3, Inc.	13,400	284,746

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mabuchi Motor Co., Ltd.	3,704	$196,487
Makita Corp.	8,146	423,153
Marubeni Corp.	119,668	692,370
Marui Group Co., Ltd.	16,786	190,772
Maruichi Steel Tube Ltd.	3,516	83,354
Mazda Motor Corp.	38,935	790,962
McDonald’s Holdings Co. Japan Ltd.	5,080	112,614
Medipal Holdings Corp.	9,622	125,472
MEIJI Holdings Co., Ltd.	4,416	538,989
Minebea Co., Ltd.	23,000	363,401
Miraca Holdings, Inc.	4,200	193,535
Mitsubishi Chemical Holdings Corp.	97,859	569,464
Mitsubishi Corp.	97,984	1,975,291
Mitsubishi Electric Corp.	137,371	1,634,971
Mitsubishi Estate Co., Ltd.	88,011	2,042,805
Mitsubishi Gas Chemical Co., Inc.	25,711	126,868
Mitsubishi Heavy Industries Ltd.	218,256	1,203,711
Mitsubishi Logistics Corp.	8,008	124,977
Mitsubishi Materials Corp.	80,819	271,973
Mitsubishi Motors Corp.	43,921	396,810
Mitsubishi Tanabe Pharma Corp.	16,090	276,510
Mitsubishi UFJ Financial Group, Inc.	902,316	5,586,730
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,700	166,936
Mitsui & Co., Ltd.	119,654	1,607,522
Mitsui Chemicals, Inc.	59,288	190,537
Mitsui Fudosan Co., Ltd.	67,427	1,981,644
Mitsui O.S.K. Lines Ltd.	78,575	267,141
Mixi, Inc.	2,700	109,406
Mizuho Financial Group, Inc.	1,641,452	2,887,228
MS&AD Insurance Group Holdings, Inc.	36,536	1,025,176
Murata Manufacturing Co., Ltd.	14,371	1,979,890
Nabtesco Corp.	8,100	234,738
Nagoya Railroad Co., Ltd.	57,000	227,923
NEC Corp.	184,742	543,229
Nexon Co., Ltd.	8,500	90,624
NGK Insulators Ltd.	18,267	390,318
NGK Spark Plug Co., Ltd.	12,948	348,338
NH Foods Ltd.	13,075	301,599
NHK Spring Co., Ltd.	11,375	118,750
Nidec Corp.	15,492	1,030,270
Nikon Corp.	24,959	334,884
Nintendo Co., Ltd.	7,539	1,109,492
Nippon Building Fund, Inc. (REIT)	98	481,230
Nippon Electric Glass Co., Ltd.	26,022	127,203
Nippon Express Co., Ltd.	55,427	310,226
Nippon Paint Holdings Co., Ltd.	65,400	2,395,609
Nippon Prologis REIT, Inc. (REIT)	110	242,282
Nippon Steel & Sumitomo Metal Corp.	1,530,293	3,857,099
Nippon Telegraph & Telephone Corp.	26,879	1,656,317
Nippon Yusen KK	114,442	329,905
Nissan Motor Co., Ltd.	173,848	1,772,743
Nisshin Seifun Group, Inc.	13,861	163,235
Nissin Foods Holdings Co., Ltd.	4,006	196,701
Nitori Holdings Co., Ltd.	4,750	322,241
Nitto Denko Corp.	34,811	2,327,247
NOK Corp.	6,764	203,921
Nomura Holdings, Inc.	257,308	1,512,931
Nomura Real Estate Holdings, Inc.	8,775	158,287
Nomura Research Institute Ltd.	8,488	319,480
NSK Ltd.	33,970	497,036
NTT Data Corp.	9,000	392,154
NTT DOCOMO, Inc.	107,100	1,860,857
NTT Urban Development Corp.	7,500	75,055
Obayashi Corp.	46,666	303,161
Obic Co., Ltd.	80,500	3,420,845
Odakyu Electric Railway Co., Ltd.	46,103	470,336
Oji Holdings Corp.	55,612	227,880
Olympus Corp.*	17,052	633,754
Omron Corp.	14,844	669,902
Ono Pharmaceutical Co., Ltd.	5,975	676,144
Oracle Corp. Japan	2,840	122,338
Oriental Land Co., Ltd.	14,344	1,086,907
ORIX Corp.	94,810	1,333,521
Osaka Gas Co., Ltd.	136,868	573,123
Otsuka Corp.	3,117	132,674
Otsuka Holdings Co., Ltd.	27,900	873,797
Panasonic Corp.	154,786	2,032,263
Park24 Co., Ltd.	7,500	153,615
Rakuten, Inc.	56,100	989,710
Recruit Holdings Co., Ltd.	10,200	318,674
Resona Holdings, Inc.	155,959	775,325
Ricoh Co., Ltd.	50,380	549,096
Rinnai Corp.	2,384	176,964
Rohm Co., Ltd.	6,926	474,473
Sankyo Co., Ltd.	3,898	138,804
Sanrio Co., Ltd.	2,900	77,700
Santen Pharmaceutical Co., Ltd.	26,655	387,869
SBI Holdings, Inc.	14,660	177,632
Secom Co., Ltd.	84,027	5,615,334
Sega Sammy Holdings, Inc.	13,475	196,955
Seibu Holdings, Inc.	8,500	219,816
Seiko Epson Corp.	18,600	330,337
Sekisui Chemical Co., Ltd.	31,214	405,366
Sekisui House Ltd.	37,970	552,076
Seven & i Holdings Co., Ltd.	53,112	2,234,978
Seven Bank Ltd.	42,600	210,384
Sharp Corp.	101,938	199,687
Shikoku Electric Power Co., Inc.*	13,143	162,013
Shimadzu Corp.	17,140	191,304
Shimamura Co., Ltd.	1,746	161,801
Shimano, Inc.	5,336	794,355
Shimizu Corp.	43,910	297,366
Shin-Etsu Chemical Co., Ltd.	29,364	1,919,507
Shinsei Bank Ltd.	122,173	243,157
Shionogi & Co., Ltd.	21,607	720,966
Shiseido Co., Ltd.	26,022	462,345
Shizuoka Bank Ltd.	36,724	366,950
Showa Shell Sekiyu KK	13,975	127,878
SMC Corp.	3,748	1,118,656
SoftBank Corp.	96,672	5,619,497
Sompo Japan Nipponkoa Holdings, Inc.	23,927	744,072
Sony Corp.*	81,264	2,172,566

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sony Financial Holdings, Inc.	12,500	$201,237
Stanley Electric Co., Ltd.	10,084	228,058
Sumitomo Chemical Co., Ltd.	107,158	551,736
Sumitomo Corp.	80,028	856,914
Sumitomo Dainippon Pharma Co., Ltd.	12,092	143,434
Sumitomo Electric Industries Ltd.	54,960	721,327
Sumitomo Heavy Industries Ltd.	37,784	247,736
Sumitomo Metal Mining Co., Ltd.	37,784	553,098
Sumitomo Mitsui Financial Group, Inc.	90,552	3,469,887
Sumitomo Mitsui Trust Holdings, Inc.	238,338	983,931
Sumitomo Realty & Development Co., Ltd.	25,526	919,189
Sumitomo Rubber Industries Ltd.	11,936	220,406
Sundrug Co., Ltd.	35,200	1,830,423
Suntory Beverage & Food Ltd.	9,900	423,772
Suruga Bank Ltd.	11,690	242,829
Suzuken Co., Ltd.	5,506	168,154
Suzuki Motor Corp.	25,136	756,164
Sysmex Corp.	10,200	566,952
T&D Holdings, Inc.	41,968	578,103
Taiheiyo Cement Corp.	86,000	263,049
Taisei Corp.	71,183	402,629
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	176,630
Taiyo Nippon Sanso Corp.	10,000	136,526
Takashimaya Co., Ltd.	17,955	176,641
Takeda Pharmaceutical Co., Ltd.	55,623	2,780,285
TDK Corp.	8,971	637,604
Teijin Ltd.	64,250	218,302
Terumo Corp.	75,900	2,003,251
THK Co., Ltd.	8,308	211,614
Tobu Railway Co., Ltd.	75,991	360,857
Toho Co., Ltd.	8,646	211,600
Toho Gas Co., Ltd.	28,592	166,914
Tohoku Electric Power Co., Inc.	32,759	372,664
Tokio Marine Holdings, Inc.	48,515	1,833,627
Tokyo Electric Power Co., Inc.*	105,158	398,560
Tokyo Electron Ltd.	12,436	867,112
Tokyo Gas Co., Ltd.	160,711	1,012,148
Tokyo Tatemono Co., Ltd.	29,000	212,531
Tokyu Corp.	82,011	506,877
Tokyu Fudosan Holdings Corp.	36,592	249,840
TonenGeneral Sekiyu KK	21,830	188,168
Toppan Printing Co., Ltd.	38,910	300,072
Toray Industries, Inc.	104,774	878,509
Toshiba Corp.	286,683	1,203,519
TOTO Ltd.	19,267	286,370
Toyo Seikan Group Holdings Ltd.	11,704	171,664
Toyo Suisan Kaisha Ltd.	6,756	238,119
Toyoda Gosei Co., Ltd.	5,142	115,029
Toyota Industries Corp.	11,718	671,553
Toyota Motor Corp.	193,336	13,493,221
Toyota Tsusho Corp.	15,414	408,795
Trend Micro, Inc.	7,582	250,164
Unicharm Corp.	82,682	2,170,022
United Urban Investment Corp. (REIT)	168	261,659
USS Co., Ltd.	15,610	270,310
West Japan Railway Co.	11,500	603,846
Yahoo! Japan Corp.	101,600	419,916
Yakult Honsha Co., Ltd.	6,307	439,584
Yamada Denki Co., Ltd.	56,020	231,106
Yamaguchi Financial Group, Inc.	16,763	193,064
Yamaha Corp.	11,779	206,421
Yamaha Motor Co., Ltd.	17,532	423,378
Yamato Holdings Co., Ltd.	24,236	559,565
Yamato Kogyo Co., Ltd.	2,954	71,470
Yamazaki Baking Co., Ltd.	6,571	118,589
Yaskawa Electric Corp.	16,140	236,559
Yokogawa Electric Corp.	15,303	164,970
Yokohama Rubber Co., Ltd.	15,000	154,882

		239,770,106

Luxembourg (0.5%)
Altice S.A.*	6,002	648,164
ArcelorMittal S.A.	69,271	651,689
Millicom International Cellular S.A. (SDR)	4,651	336,352
RTL Group S.A.	2,688	258,483
SES S.A. (FDR)	22,094	782,020
Tenaris S.A.	34,399	482,450
Tenaris S.A. (ADR)	217,595	6,092,660

		9,251,818

Macau (0.1%)
MGM China Holdings Ltd.	66,800	125,357
Sands China Ltd.	173,200	715,472
Wynn Macau Ltd.	112,400	241,876

		1,082,705

Mexico (0.1%)
Fresnillo plc	15,706	158,542
Grupo Financiero Banorte S.A.B. de C.V., Class O	167,436	971,675

		1,130,217

Netherlands (2.3%)
Aegon N.V.	125,752	993,452
Akzo Nobel N.V.	39,182	2,966,268
ASML Holding N.V.	24,193	2,465,119
Boskalis Westminster N.V.	5,591	275,299
Core Laboratories N.V.	88,942	9,293,550
Delta Lloyd N.V.	14,038	263,948
Gemalto N.V.	5,759	459,222
Heineken Holding N.V.	7,288	502,223
Heineken N.V.	16,417	1,253,608
ING Groep N.V. (CVA)*	272,161	3,991,886
Koninklijke Ahold N.V.	63,443	1,251,579
Koninklijke DSM N.V.	12,425	694,208
Koninklijke KPN N.V.	233,118	788,871
Koninklijke Philips N.V.	64,019	1,818,544
Koninklijke Vopak N.V.	5,178	286,149
NN Group N.V.*	10,969	310,193
OCI N.V.*	6,525	202,282
QIAGEN N.V.*	15,558	392,594
Randstad Holding N.V.	8,965	544,312
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	65,822	1,965,638
Royal Dutch Shell plc (London Stock Exchange), Class A	274,933	8,170,692
Royal Dutch Shell plc, Class B	173,168	5,379,644
TNT Express N.V.	30,276	192,485
Wolters Kluwer N.V.	21,914	716,216

		45,177,982

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
New Zealand (0.1%)
Auckland International Airport Ltd.	67,461	$226,567
Contact Energy Ltd.	28,027	125,218
Fletcher Building Ltd.	49,712	312,605
Meridian Energy Ltd.	89,167	134,835
Mighty River Power Ltd.	49,718	115,055
Ryman Healthcare Ltd.	26,269	153,903
Spark New Zealand Ltd.	133,434	296,240

		1,364,423

Norway (0.8%)
DNB ASA	375,895	6,050,275
Gjensidige Forsikring ASA	14,365	248,144
Norsk Hydro ASA	627,804	3,297,266
Orkla ASA	55,899	422,844
Statoil ASA	79,550	1,405,537
Statoil ASA (ADR)	140,380	2,469,284
Telenor ASA	53,782	1,086,960
Yara International ASA	12,783	650,417
Yara International ASA (ADR)	5,000	253,750

		15,884,477

Panama (0.1%)
Copa Holdings S.A., Class A	20,265	2,046,157

Peru (0.1%)
Credicorp Ltd.	10,613	1,492,506

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	2,519,983	259,028
EDP - Energias de Portugal S.A.	163,390	611,907
Galp Energia SGPS S.A.	27,021	291,861
Jeronimo Martins SGPS S.A.	18,166	228,361

		1,391,157

Russia (0.0%)
Sberbank of Russia (ADR)	135,184	593,287

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	150,522	283,854
CapitaCommercial Trust (REIT)	143,000	183,660
CapitaLand Ltd.	184,502	480,531
CapitaMall Trust (REIT)	171,267	274,153
City Developments Ltd.	29,280	214,455
ComfortDelGro Corp., Ltd.	146,550	308,501
DBS Group Holdings Ltd.	336,860	4,984,716
Genting Singapore plc	442,938	296,307
Global Logistic Properties Ltd.	225,000	433,395
Golden Agri-Resources Ltd.	534,113	165,501
Hutchison Port Holdings Trust, Class U	383,000	265,827
Jardine Cycle & Carriage Ltd.	7,449	222,649
Keppel Corp., Ltd.	102,485	670,325
Oversea-Chinese Banking Corp., Ltd.	212,252	1,633,358
Sembcorp Industries Ltd.	70,812	217,141
Sembcorp Marine Ltd.	59,626	126,670
Singapore Airlines Ltd.	39,682	345,502
Singapore Exchange Ltd.	55,302	327,844
Singapore Press Holdings Ltd.	114,523	349,469
Singapore Technologies Engineering Ltd.	112,019	283,738
Singapore Telecommunications Ltd.	568,419	1,811,894
StarHub Ltd.	45,724	144,930
Suntec Real Estate Investment Trust (REIT)	169,000	228,120
United Overseas Bank Ltd.	90,176	1,509,611
UOL Group Ltd.	32,544	180,514
Wilmar International Ltd.	140,455	332,603

		16,275,268

South Africa (0.0%)
Investec plc	37,762	312,909

South Korea (0.6%)
Hyundai Mobis Co., Ltd.	12,804	2,842,257
LG Chem Ltd.	5,550	1,128,857
NAVER Corp.	1,522	918,526
POSCO	9,357	2,051,712
Samsung Electronics Co., Ltd.	4,086	5,296,692

		12,238,044

Spain (2.0%)
Abertis Infraestructuras S.A.	29,316	529,851
ACS Actividades de Construccion y Servicios S.A.	12,621	447,032
Aena S.A.*§	4,187	420,989
Amadeus IT Holding S.A., Class A	208,506	8,941,092
Banco Bilbao Vizcaya Argentaria S.A.	440,952	4,450,037
Banco de Sabadell S.A.	244,958	598,613
Banco Popular Espanol S.A.	125,084	611,367
Banco Santander S.A.	996,442	7,494,269
Bankia S.A.*	324,604	451,912
Bankinter S.A.	47,882	365,033
CaixaBank S.A.	162,468	769,362
Distribuidora Internacional de Alimentacion S.A.	41,467	324,165
Enagas S.A.	14,109	403,800
Endesa S.A.	22,226	428,600
Ferrovial S.A.	28,377	603,404
Gas Natural SDG S.A.	25,393	570,058
Grifols S.A.	10,850	465,881
Iberdrola S.A.	365,270	2,353,975
Inditex S.A.	77,665	2,490,105
Mapfre S.A.	63,285	230,897
Red Electrica Corporacion S.A.	7,820	634,489
Repsol S.A.	74,577	1,386,940
Telefonica S.A.	298,326	4,245,076
Zardoya Otis S.A.	12,664	163,346

		39,380,293

Sweden (1.9%)
Alfa Laval AB	22,647	445,018
Assa Abloy AB, Class B	23,841	1,420,953
Atlas Copco AB, Class A	84,918	2,749,968
Atlas Copco AB, Class B	26,916	795,352
Boliden AB	20,141	399,926
Electrolux AB	17,401	498,396
Elekta AB, Class B	26,755	240,315
Getinge AB, Class B	172,398	4,263,744
Hennes & Mauritz AB, Class B	66,918	2,712,369
Hexagon AB, Class B	18,593	661,207
Husqvarna AB, Class B	28,238	204,294
ICA Gruppen AB	5,497	184,370
Industrivarden AB, Class C	11,429	214,792
Investment AB Kinnevik, Class B	16,852	561,828
Investor AB, Class B	32,459	1,293,176

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lundin Petroleum AB*	16,155	$221,327
Nordea Bank AB	213,766	2,607,326
Sandvik AB	77,313	864,890
Securitas AB, Class B	22,022	316,034
Skandinaviska Enskilda Banken AB, Class A	107,547	1,258,076
Skanska AB, Class B	27,555	616,553
SKF AB, Class B	28,563	737,276
Svenska Cellulosa AB S.C.A., Class B	42,377	976,431
Svenska Handelsbanken AB, Class A	35,728	1,612,542
Swedbank AB, Class A	64,770	1,548,076
Swedish Match AB	14,144	416,027
Tele2 AB, Class B	23,027	275,341
Telefonaktiebolaget LM Ericsson (ADR)	155,148	1,947,108
Telefonaktiebolaget LM Ericsson, Class B	428,586	5,378,690
TeliaSonera AB	183,120	1,163,696
Volvo AB, Class B	108,674	1,314,010

		37,899,111

Switzerland (8.3%)
ABB Ltd. (Registered)*	156,490	3,320,231
Actelion Ltd. (Registered)*	7,402	857,053
Adecco S.A. (Registered)*	12,054	1,004,169
Aryzta AG*	6,358	389,582
Baloise Holding AG (Registered)	3,464	457,815
Barry Callebaut AG (Registered)*	158	154,627
Chocoladefabriken Lindt & Sprungli AG	71	380,453
Chocoladefabriken Lindt & Sprungli AG (Registered)	8	506,188
Cie Financiere Richemont S.A. (Registered)	36,726	2,956,636
Coca-Cola HBC AG (CDI)*	14,514	260,542
Credit Suisse Group AG (Registered)*	108,676	2,925,746
Credit Suisse Group AG (ADR)*	91,120	2,453,862
EMS-Chemie Holding AG (Registered)	574	233,490
Geberit AG (Registered)	2,703	1,014,694
Givaudan S.A. (Registered)*	653	1,179,058
Glencore plc*	741,140	3,120,190
Holcim Ltd. (Registered)*	16,370	1,222,990
Julius Baer Group Ltd.*	61,542	3,085,834
Kuehne + Nagel International AG (Registered)	3,913	581,559
Lonza Group AG (Registered)*	3,757	469,319
Nestle S.A. (Registered)	369,417	27,890,773
Nestle S.A. (ADR)	107,170	8,061,386
Novartis AG (Registered)	186,086	18,401,888
Novartis AG (ADR)	165,899	16,359,300
Pargesa Holding S.A.	2,044	143,390
Partners Group Holding AG	1,261	375,897
Roche Holding AG	93,935	25,901,890
Schindler Holding AG	12,730	2,118,521
Schindler Holding AG (Registered)	1,471	240,477
SGS S.A. (Registered)	378	723,128
Sika AG	156	558,101
Sonova Holding AG (Registered)	13,381	1,855,727
STMicroelectronics N.V.	46,422	432,689
Sulzer AG (Registered)*	1,742	191,463
Swatch Group AG	2,209	936,025
Swatch Group AG (Registered)	3,496	292,966
Swiss Life Holding AG (Registered)*	2,356	582,780
Swiss Prime Site AG (Registered)*	4,079	354,465
Swiss Reinsurance AG	25,059	2,425,556
Swisscom AG (Registered)	1,624	943,295
Syngenta AG (Registered)	6,532	2,221,749
Syngenta AG (ADR)	12,559	851,626
Transocean Ltd.	25,680	369,846
UBS Group AG*	551,356	10,347,646
Weatherford International plc*	747,416	9,193,217
Wolseley plc	18,499	1,094,176
Zurich Insurance Group AG*	10,526	3,565,208

		163,007,223

Taiwan (0.7%)
Advanced Semiconductor Engineering, Inc. (ADR)	581,067	4,183,682
MediaTek, Inc.	123,000	1,662,636
Taiwan Semiconductor Manufacturing Co., Ltd.	391,000	1,813,974
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	242,052	5,683,381

		13,343,673

Thailand (0.1%)
Kasikornbank PCL (NVDR)	215,800	1,515,666

Turkey (0.2%)
Akbank TAS	803,539	2,359,134
Turkiye Garanti Bankasi A/S	675,751	2,210,782

		4,569,916

United Kingdom (12.5%)
3i Group plc	70,306	502,834
Aberdeen Asset Management plc	64,326	438,288
Admiral Group plc	13,494	305,820
Aggreko plc	18,495	418,236
Amec Foster Wheeler plc	26,516	355,427
Anglo American plc	99,425	1,479,645
Antofagasta plc	28,771	310,272
ARM Holdings plc	98,469	1,612,191
ARM Holdings plc (ADR)	166,968	8,231,522
Ashtead Group plc	35,750	574,173
Associated British Foods plc	25,444	1,063,004
AstraZeneca plc	89,578	6,141,478
Aviva plc	206,126	1,650,182
Babcock International Group plc	17,877	260,790
BAE Systems plc	223,620	1,733,741
Barclays plc	1,166,197	4,184,533
BG Group plc	416,957	5,122,164
BP plc	1,282,381	8,285,459
British American Tobacco plc	227,296	11,743,281
British Land Co. plc (REIT)	68,119	840,392
BT Group plc	574,829	3,724,225
Bunzl plc	24,063	652,890
Burberry Group plc	153,560	3,943,708
Capita plc	192,220	3,177,628
Centrica plc	355,891	1,334,906
CNH Industrial N.V.	66,094	541,201

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cobham plc	78,370	$353,357
Compass Group plc	437,265	7,594,347
Croda International plc	52,342	2,124,639
Diageo plc	556,537	15,345,508
Direct Line Insurance Group plc	104,818	495,557
Dixons Carphone plc	66,875	409,173
easyJet plc	11,422	318,739
Ensco plc, Class A	16,550	348,708
Fiat Chrysler Automobiles N.V.*	63,614	1,034,278
Friends Life Group Ltd.	96,439	590,712
G4S plc	110,584	485,017
GKN plc	118,871	631,945
GlaxoSmithKline plc	344,120	7,880,323
Hammerson plc (REIT)	56,214	554,149
Hargreaves Lansdown plc	17,150	292,914
HSBC Holdings plc	1,784,880	15,189,647
ICAP plc	38,682	302,253
IMI plc	19,355	365,628
Imperial Tobacco Group plc	67,605	2,967,768
Inmarsat plc	29,366	402,880
InterContinental Hotels Group plc	17,256	673,521
International Consolidated Airlines Group S.A.*	57,727	517,473
Intertek Group plc	68,025	2,518,390
Intu Properties plc (REIT)	64,031	330,407
ITV plc	270,869	1,015,720
J Sainsbury plc	89,100	341,004
Johnson Matthey plc	14,916	748,355
Kingfisher plc	167,720	946,470
Land Securities Group plc (REIT)	56,870	1,056,703
Legal & General Group plc	424,481	1,752,159
Lloyds Banking Group plc*	4,036,302	4,684,851
London Stock Exchange Group plc	16,060	584,888
Marks & Spencer Group plc	117,333	930,805
Meggitt plc	58,348	474,048
Melrose Industries plc	72,890	299,631
Merlin Entertainments plc§	33,016	215,993
National Grid plc	265,913	3,399,702
Next plc	10,732	1,118,176
Noble Corp. plc	235,827	3,367,610
Old Mutual plc	346,202	1,139,709
Pearson plc	57,185	1,229,415
Persimmon plc*	21,988	542,154
Persimmon plc (Interim CREST Entitlements)*†	21,988	30,986
Petrofac Ltd.	18,716	264,104
Prudential plc	182,488	4,518,441
Randgold Resources Ltd.	6,319	438,485
Reckitt Benckiser Group plc	90,671	7,770,881
Reed Elsevier N.V.	50,229	1,252,257
Reed Elsevier plc	81,030	1,391,853
Rexam plc	51,238	439,614
Rio Tinto Ltd.	30,641	1,328,361
Rio Tinto plc	298,356	12,188,450
Rio Tinto plc (ADR)	71,076	2,942,546
Rolls-Royce Holdings plc*	336,365	4,748,673
Royal Bank of Scotland Group plc*	175,652	883,583
Royal Mail plc	45,380	294,848
RSA Insurance Group plc	72,165	449,929
SABMiller plc	68,797	3,600,059
Sage Group plc	74,173	513,335
Schroders plc	8,713	412,887
Segro plc (REIT)	53,403	330,141
Severn Trent plc	17,250	526,670
Sky plc	74,071	1,089,977
Smith & Nephew plc	64,245	1,089,790
Smiths Group plc	28,594	473,451
Sports Direct International plc*	19,247	173,266
SSE plc	69,261	1,538,364
Standard Chartered plc	298,552	4,834,074
Standard Life plc (BATS Europe Exchange)	140,544	989,898
Standard Life plc (London Stock Exchange)†	171,776	186,013
Subsea 7 S.A.	219,440	1,885,269
Tate & Lyle plc	34,029	301,514
Tesco plc	577,032	2,065,036
Travis Perkins plc	17,756	512,892
Tullow Oil plc	66,128	276,131
Unilever N.V. (N.Y. Shares)	96,915	4,047,170
Unilever N.V. (CVA)	115,059	4,813,357
Unilever plc	90,458	3,772,850
United Utilities Group plc	49,463	684,437
Vodafone Group plc	1,878,257	6,138,224
Weir Group plc	98,040	2,472,244
Whitbread plc	56,845	4,417,776
William Hill plc	62,402	342,959
WM Morrison Supermarkets plc	146,772	419,543
WPP plc	282,963	6,417,148

		247,470,202

United States (1.7%)
Bunge Ltd.	10,793	888,911
Carnival Corp.	101,624	4,861,692
Carnival plc	13,321	651,019
Eaton Corp. plc	103,221	7,012,835
Ingersoll-Rand plc	46,825	3,187,846
Mettler-Toledo International, Inc.*	11,015	3,620,080
Paragon Offshore plc	84,775	110,208
Schlumberger Ltd.	165,144	13,779,615

		34,112,206

Total Common Stocks (76.0%) (Cost $1,195,340,276)		1,498,411,590

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.0%)
iShares MSCI Norway Capped ETF	23,200	526,176
iShares® China Large-Cap ETF	131,810	5,858,955
iShares® Core MSCI EAFE ETF	121,800	7,124,082
iShares® Core MSCI Emerging Markets ETF	35,100	1,696,383
iShares® Europe ETF	318,066	14,080,782
iShares® Latin America 40 ETF	33,047	969,930
iShares® MSCI Australia ETF	78,315	1,790,281
iShares® MSCI Austria Capped ETF	166,537	2,626,289
iShares® MSCI Belgium Capped ETF	85,697	1,447,422
iShares® MSCI BRIC ETF	9,916	360,843
iShares® MSCI Canada ETF	55,458	1,507,348

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® MSCI EAFE ETF	515,466	$33,077,453
iShares® MSCI EAFE Small-Cap ETF	55,100	2,725,797
iShares® MSCI Emerging Markets ETF	51,032	2,047,914
iShares® MSCI France ETF	225,167	5,849,839
iShares® MSCI Germany ETF	324,210	9,674,426
iShares® MSCI Hong Kong ETF	21,077	462,219
iShares® MSCI Indonesia ETF	10,700	296,925
iShares® MSCI Ireland Capped ETF	15,500	577,530
iShares® MSCI Israel Capped ETF	25,100	1,266,797
iShares® MSCI Italy Capped ETF	393,548	5,824,510
iShares® MSCI Japan ETF	900,480	11,283,014
iShares® MSCI Malaysia ETF	24,662	327,758
iShares® MSCI Mexico Capped ETF	11,448	663,526
iShares® MSCI Netherlands ETF	104,693	2,647,686
iShares® MSCI New Zealand Capped ETF	39,400	1,578,364
iShares® MSCI Pacific ex-Japan ETF	110,792	5,025,525
iShares® MSCI Poland Capped ETF	7,700	180,026
iShares® MSCI Singapore ETF	58,226	745,293
iShares® MSCI South Korea Capped ETF	6,000	343,440
iShares® MSCI Spain Capped ETF	90,621	3,151,798
iShares® MSCI Sweden ETF	49,603	1,660,708
iShares® MSCI Switzerland Capped ETF	13,900	461,619
iShares® MSCI Thailand Capped ETF	3,868	307,003
iShares® MSCI Turkey ETF	8,084	375,098
iShares® MSCI United Kingdom ETF	66,400	1,195,864
SPDR® DJ EURO Stoxx 50 ETF	19,964	775,003
SPDR® S&P Emerging Asia Pacific ETF	46,979	4,135,092
SPDR® S&P Emerging Europe ETF	11,967	330,458
Vanguard FTSE Developed Markets ETF	174,400	6,946,352
Vanguard FTSE Emerging Markets ETF	125,700	5,137,359
Vanguard FTSE Europe ETF	207,500	11,250,650
Vanguard FTSE Pacific ETF	9,600	588,288

Total Investment Companies (8.0%) (Cost $128,868,887)		158,901,825

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	440,952	63,534
Banco de Sabadell S.A., expiring 4/17/15*	244,958	62,160
Telefonica S.A., expiring 4/12/15*	298,326	48,116

Total Rights (0.0%) (Cost $—)		173,810

Total Investments (84.0%) (Cost $1,324,209,163)		1,657,487,225
Other Assets Less Liabilities (16.0%)		314,991,406

Net Assets (100%)		$1,972,478,631

*	Non-income producing.

†	Securities (totaling $216,999 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $770,123 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$162,946,679	8.3%
Consumer Staples	174,446,520	8.8
Energy	127,927,984	6.5
Exchange Traded Funds	158,901,825	8.1
Financials	321,167,312	16.3
Health Care	183,909,477	9.3
Industrials	200,286,118	10.1
Information Technology	104,405,355	5.3
Materials	142,079,840	7.2
Telecommunication Services	48,428,307	2.4
Utilities	32,987,808	1.7
Cash and Other	314,991,406	16.0

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,992,618	$—	$—	$3,267,323	$—	$—

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,166	June-15	$122,873,974	$123,608,007	$734,033
FTSE 100 Index	750	June-15	74,509,546	74,841,238	331,692
SPI 200 Index	259	June-15	28,585,162	29,027,890	442,728
TOPIX Index	602	June-15	76,913,563	77,474,215	560,652

					$2,069,105

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/12/15	BNP Paribas	2,500	$1,896,454	$1,892,477	$3,977
British Pound vs. U.S. Dollar, expiring 6/12/15	Goldman Sachs & Co.	7,000	10,378,712	10,500,980	(122,268)
European Union Euro vs. U.S. Dollar, expiring 4/7/15	Brown Brothers Harriman & Co.	236	253,687	253,598	89
European Union Euro vs. U.S. Dollar, expiring 6/12/15	State Street Bank & Trust	10,000	10,762,997	10,586,614	176,383
Japanese Yen vs. U.S. Dollar, expiring 6/12/15	JPMorgan Chase Bank	800,000	6,676,920	6,599,136	77,784
Norwegian Krone vs. U.S. Dollar, expiring 4/7/15	Brown Brothers Harriman & Co.	3,108	385,734	385,995	(261)
Singapore Dollar vs. U.S. Dollar, expiring 4/6/15	Brown Brothers Harriman & Co.	164	119,595	119,492	103

					$135,807

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/6/15	Barclays Bank plc	18	$14,197	$14,214	$(17)
Danish Krone vs. U.S. Dollar, expiring 4/7/15	BNP Paribas	311	44,602	44,695	(93)
European Union Euro vs. U.S. Dollar, expiring 4/7/15	Deutsche Bank AG	10	10,915	10,936	(21)

					$(131)

					$135,676

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,948,589	$156,967,104	$30,986	$162,946,679
Consumer Staples	15,737,219	158,709,301	—	174,446,520
Energy	67,663,163	60,264,821	—	127,927,984
Financials	33,244,624	287,610,981	186,013	321,041,618
Health Care	32,969,255	150,940,222	—	183,909,477
Industrials	46,328,638	153,957,480	—	200,286,118
Information Technology	29,378,012	75,027,343	—	104,405,355
Materials	15,730,246	126,349,594	—	142,079,840
Telecommunication Services	1,461,770	46,918,421	—	48,380,191
Utilities	—	32,987,808	—	32,987,808
Forward Currency Contracts	—	258,336	—	258,336
Futures	2,069,105	—	—	2,069,105
Investment Companies
Exchange Traded Funds (ETFs)	158,901,825	—	—	158,901,825
Rights
Financials	—	125,694	—	125,694
Telecommunication Services	—	48,116	—	48,116

Total Assets	$409,432,446	$1,250,165,221	$216,999	$1,659,814,666

Liabilities:
Forward Currency Contracts	$—	$(122,660)	$—	$(122,660)

Total Liabilities	$—	$(122,660)	$—	$(122,660)

Total	$409,432,446	$1,250,042,561	$216,999	$1,659,692,006

(a)	Securities with a market value of $5,410,310 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$385,922,664
Aggregate gross unrealized depreciation	(93,229,614)

Net unrealized appreciation	$292,693,050

Federal income tax cost of investments	$1,364,794,175

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.5%)
Abacus Property Group (REIT)	16,300	$36,081
Adelaide Brighton Ltd.	16,760	57,731
AGL Energy Ltd.	46,531	537,796
ALS Ltd.	28,494	106,970
Alumina Ltd.	139,743	170,448
Amcor Ltd.	61,465	655,812
AMP Ltd.	163,396	798,842
Ansell Ltd.	6,720	140,668
APA Group	65,986	454,533
Ardent Leisure Group	20,240	34,456
Aristocrat Leisure Ltd.	28,606	182,815
Arrium Ltd.	136,198	17,471
Asaleo Care Ltd.	32,244	46,364
Asciano Ltd.	51,788	249,585
ASX Ltd.	10,442	328,561
Aurizon Holdings Ltd.	115,638	426,222
AusNet Services	196,073	217,638
Australia & New Zealand Banking Group Ltd.	158,480	4,416,889
Automotive Holdings Group Ltd.	11,763	37,548
AWE Ltd.*	35,640	32,373
Bank of Queensland Ltd.	18,804	197,137
Beach Energy Ltd.	53,100	40,734
Bendigo & Adelaide Bank Ltd.	20,308	193,694
BHP Billiton Ltd.	195,512	4,553,360
BHP Billiton plc	140,703	3,054,906
BlueScope Steel Ltd.	25,628	81,191
Boral Ltd.	43,486	211,367
Bradken Ltd.	5,143	7,167
Brambles Ltd.	77,060	674,748
Breville Group Ltd.	5,221	29,930
BWP Trust (REIT)	26,350	60,087
Cabcharge Australia Ltd.	7,330	25,853
Caltex Australia Ltd.	6,211	165,109
Cardno Ltd.	6,407	15,891
carsales.com Ltd.	9,460	74,252
Challenger Ltd.	29,638	161,385
Charter Hall Group (REIT)	16,050	62,167
Charter Hall Retail REIT (REIT)	14,347	46,766
Coca-Cola Amatil Ltd.	26,027	213,295
Cochlear Ltd.	3,048	209,664
Commonwealth Bank of Australia	92,573	6,568,879
Computershare Ltd.	25,587	247,240
Cromwell Property Group (REIT)	41,473	35,811
Crown Resorts Ltd.	17,999	182,605
CSL Ltd.	25,698	1,799,684
CSR Ltd.	34,360	105,151
Dexus Property Group (REIT)	41,631	239,638
Domino’s Pizza Enterprises Ltd.	3,712	104,509
Downer EDI Ltd.	41,744	141,806
DUET Group	91,507	177,357
DuluxGroup Ltd.	12,951	63,021
Echo Entertainment Group Ltd.	42,163	144,644
Evolution Mining Ltd.	26,052	16,942
Fairfax Media Ltd.	106,574	77,191
Federation Centres (REIT)	63,285	146,186
FlexiGroup Ltd.	8,527	22,356
Flight Centre Travel Group Ltd.	2,610	78,525
Fortescue Metals Group Ltd.	87,410	129,519
G8 Education Ltd.	27,893	70,855
Goodman Group (REIT)	78,731	379,335
GPT Group (REIT)	82,572	286,833
GrainCorp Ltd., Class A	13,054	93,332
GUD Holdings Ltd.	4,390	27,482
GWA Group Ltd.	19,840	39,106
Harvey Norman Holdings Ltd.	27,920	94,432
iiNET Ltd.	6,515	43,721
Iluka Resources Ltd.	22,381	144,192
Incitec Pivot Ltd.	84,403	260,874
Independence Group NL	13,777	54,944
Insurance Australia Group Ltd.	109,010	505,261
Investa Office Fund (REIT)	33,254	98,544
Invocare Ltd.	6,750	67,415
IOOF Holdings Ltd.	12,000	93,832
Iress Ltd.	6,640	52,978
JB Hi-Fi Ltd.	4,960	70,360
Karoon Gas Australia Ltd.*	11,310	18,586
Leighton Holdings Ltd.	6,002	96,274
Lend Lease Group	28,024	354,026
Liquefied Natural Gas Ltd.*	32,095	76,392
M2 Group Ltd.	6,993	53,900
Macquarie Atlas Roads Group	41,781	103,196
Macquarie Group Ltd.	21,998	1,278,166
Magellan Financial Group Ltd.	9,442	140,724
McMillan Shakespeare Ltd.	2,381	21,516
Medibank Pvt Ltd.*	33,858	59,756
Mesoblast Ltd.*	7,231	19,918
Metcash Ltd.	73,371	86,254
Mineral Resources Ltd.	9,297	47,508
Mirvac Group (REIT)	307,632	469,797
MMA Offshore Ltd.	18,694	9,365
Monadelphous Group Ltd.	8,615	65,452
Myer Holdings Ltd.	52,605	54,176
National Australia Bank Ltd.	138,756	4,062,419
Navitas Ltd.	10,771	40,002
Newcrest Mining Ltd.*	44,078	446,818
Nine Entertainment Co. Holdings Ltd.	20,844	33,400
Northern Star Resources Ltd.	38,712	67,391
Novion Property Group (REIT)	120,429	229,526
Nufarm Ltd.	11,910	60,103
Oil Search Ltd.	71,001	389,041
Orica Ltd.	18,037	273,713
Origin Energy Ltd.	66,780	572,329
Orora Ltd.	61,465	105,963
OZ Minerals Ltd.	18,845	56,240
Pacific Brands Ltd.*	62,010	21,649
Paladin Energy Ltd.*	70,800	20,170
PanAust Ltd.	32,656	42,422
Perpetual Ltd.	1,986	82,910
Platinum Asset Management Ltd.	15,920	94,611
Premier Investments Ltd.	5,965	58,097
Primary Health Care Ltd.	27,634	115,519
Qantas Airways Ltd.*	124,346	295,142
QBE Insurance Group Ltd.	77,508	767,053
Qube Holdings Ltd.	31,841	71,653
Ramsay Health Care Ltd.	13,775	703,489
REA Group Ltd.	6,495	238,509
Recall Holdings Ltd.	15,412	90,558
Regis Resources Ltd.*	24,410	24,403
SAI Global Ltd.	10,500	33,000
Sandfire Resources NL	5,890	19,720
Santos Ltd.	62,452	336,864
Scentre Group (REIT)	276,786	786,415
Seek Ltd.	19,268	250,686
Senex Energy Ltd.*	64,772	15,515

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Group Holdings Ltd.	6,490	$35,497
Seven West Media Ltd.	58,815	59,824
Shopping Centres Australasia Property Group (REIT)	37,627	57,790
Sigma Pharmaceuticals Ltd.	76,540	51,780
Sirius Resources NL*	30,697	63,641
Sirtex Medical Ltd.	3,230	50,979
Slater & Gordon Ltd.†	5,867	31,638
Sonic Healthcare Ltd.	19,276	299,466
Southern Cross Media Group Ltd.	37,539	32,756
Spark Infrastructure Group	49,327	74,202
Stockland Corp., Ltd. (REIT)	168,362	575,367
Suncorp Group Ltd.	67,752	695,145
Super Retail Group Ltd.	5,904	43,062
Sydney Airport	200,327	788,340
Syrah Resources Ltd.*	9,989	28,104
Tabcorp Holdings Ltd.	41,167	148,446
Tatts Group Ltd.	73,388	222,219
Telstra Corp., Ltd.	653,965	3,138,434
Ten Network Holdings Ltd.*	99,546	15,465
Toll Holdings Ltd.	38,354	258,245
TPG Telecom Ltd.	28,367	197,219
Transfield Services Ltd.*	30,870	31,867
Transpacific Industries Group Ltd.	53,180	32,123
Transurban Group	145,618	1,054,628
Treasury Wine Estates Ltd.	35,646	138,547
UGL Ltd.	5,303	5,866
Village Roadshow Ltd.	5,218	22,274
Virgin Australia International Holdings Pty Ltd.*†	96,120	—
Virtus Health Ltd.	4,442	24,750
Wesfarmers Ltd.	62,720	2,095,701
Western Areas Ltd.	22,353	60,174
Westfield Corp. (REIT)	108,835	789,549
Westpac Banking Corp.	180,191	5,390,913
Whitehaven Coal Ltd.*	29,544	32,035
Woodside Petroleum Ltd.	40,649	1,063,403
Woolworths Ltd.	71,950	1,611,451
WorleyParsons Ltd.	20,131	146,264

		64,419,566

Austria (0.3%)
Erste Group Bank AG	126,379	3,113,769

Belgium (1.5%)
Anheuser-Busch InBev N.V.	140,804	17,223,922

Brazil (0.3%)
Banco Bradesco S.A. (Preference)(q)	210,852	1,957,527
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	175,622	1,942,379

		3,899,906

Canada (0.1%)
Barrick Gold Corp.	87,914	963,538

Colombia (0.2%)
Bancolombia S.A. (ADR)	67,639	2,660,242

Denmark (0.9%)
Novo Nordisk A/S, Class B	196,873	10,533,998

Finland (0.3%)
Nokia Oyj	395,355	3,020,100

France (13.1%)
Accor S.A.	31,104	1,624,564
Air Liquide S.A.	55,021	7,077,350
Airbus Group N.V.	61,300	3,983,301
AXA S.A.‡	199,683	5,035,338
BNP Paribas S.A.	122,603	7,456,448
Carrefour S.A.	67,791	2,260,088
Cie de Saint-Gobain	135,549	5,946,735
Cie Generale des Etablissements Michelin	50,518	5,029,943
Danone S.A.	62,271	4,190,660
Essilor International S.A.	84,908	9,749,443
GDF Suez S.A.	167,853	3,321,385
Hermes International	1,172	413,713
J.C. Decaux S.A.	64,736	2,174,246
Legrand S.A.	70,239	3,785,452
L’Oreal S.A.	57,507	10,588,448
LVMH Moet Hennessy Louis Vuitton SE	57,631	10,170,833
Orange S.A.	207,693	3,341,528
Pernod-Ricard S.A.	57,252	6,755,972
Sanofi S.A.	129,767	12,769,207
Schneider Electric SE	182,227	14,174,286
Societe Generale S.A.	90,208	4,361,324
Total S.A.	257,949	12,833,304
Unibail-Rodamco SE (REIT)	36,180	9,764,335
Vinci S.A.	55,593	3,181,511
Vivendi S.A.*	135,504	3,369,089

		153,358,503

Germany (11.4%)
Allianz SE (Registered)	97,227	16,894,331
BASF SE	99,056	9,856,689
Bayer AG (Registered)	89,288	13,415,987
Bayerische Motoren Werke (BMW) AG	34,095	4,267,006
Daimler AG (Registered)	177,813	17,125,866
Deutsche Bank AG (Registered)	139,943	4,868,901
Deutsche Post AG (Registered)	101,764	3,183,431
Deutsche Telekom AG (Registered)	334,818	6,130,814
E.ON SE	212,153	3,160,975
Fresenius Medical Care AG & Co. KGaA	33,469	2,785,543
Fresenius SE & Co. KGaA	64,269	3,837,911
Linde AG	36,800	7,502,385
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	15,559	3,357,681
RWE AG	50,154	1,282,350
SAP SE	213,856	15,529,287
Siemens AG (Registered)	84,947	9,196,751
TUI AG	21,495	377,995
Volkswagen AG (Preference)(q)	41,450	11,030,360

		133,804,263

Hong Kong (0.3%)
CK Hutchison Holdings Ltd.	88,000	1,800,299
Hang Lung Properties Ltd.	365,000	1,027,660

		2,827,959

Ireland (0.9%)
CRH plc	72,235	1,873,264
Experian plc	60,978	1,009,849
James Hardie Industries plc (CDI)	23,856	275,844
Shire plc	98,798	7,856,451

		11,015,408

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Italy (1.9%)
Assicurazioni Generali S.p.A.	141,328	$2,781,231
Enel S.p.A.	675,971	3,044,780
Eni S.p.A.	294,838	5,103,036
Intesa Sanpaolo S.p.A.	1,535,189	5,209,593
Pirelli & C. S.p.A.	133,663	2,206,524
UniCredit S.p.A.	619,768	4,203,760

		22,548,924

Japan (17.4%)
77 Bank Ltd.	14,000	79,300
A&A Material Corp.*	2,000	1,962
A&D Co., Ltd.	1,200	4,792
ABC-Mart, Inc.	1,400	81,985
Accordia Golf Co., Ltd.	4,000	38,448
Accretive Co., Ltd.	1,000	2,656
Achilles Corp.	10,000	12,498
Acom Co., Ltd.*	24,100	83,679
Adastria Holdings Co., Ltd.	1,030	28,497
ADEKA Corp.	5,100	66,005
Aderans Co., Ltd.	1,300	13,449
Advan Co., Ltd.	700	8,925
Advanex, Inc.	2,000	2,917
Advantest Corp.	5,600	70,816
Aeon Co., Ltd.	30,999	340,550
Aeon Delight Co., Ltd.	1,400	33,514
Aeon Fantasy Co., Ltd.	400	6,138
AEON Financial Service Co., Ltd.	4,900	123,786
Aeon Hokkaido Corp.	900	4,951
Aeon Mall Co., Ltd.	5,960	118,117
AGORA Hospitality Group Co., Ltd.*	5,000	1,832
Ai Holdings Corp.	2,100	38,367
Aica Kogyo Co., Ltd.	3,700	86,287
Aichi Bank Ltd.	400	20,426
Aichi Corp.	2,100	10,653
Aichi Steel Corp.	6,000	28,508
Aichi Tokei Denki Co., Ltd.	1,000	2,692
Aida Engineering Ltd.	3,300	37,936
Aiful Corp.*	20,300	71,797
Aigan Co., Ltd.*	900	1,846
Ain Pharmaciez, Inc.	1,000	39,603
Aiphone Co., Ltd.	800	12,312
Air Water, Inc.	6,000	107,336
Airport Facilities Co., Ltd.	1,200	6,731
Airtech Japan Ltd.	300	1,637
Aisan Industry Co., Ltd.	1,500	12,927
Aisin Seiki Co., Ltd.	7,600	276,060
Ajinomoto Co., Inc.	25,000	548,592
Akebono Brake Industry Co., Ltd.	5,700	20,898
Akita Bank Ltd.	8,000	24,460
Alconix Corp.	400	5,913
Alfresa Holdings Corp.	8,000	112,995
Alpen Co., Ltd.	700	10,953
Alpha Corp.	300	3,375
Alpha Systems, Inc.	360	5,103
Alpine Electronics, Inc.	2,400	40,024
Alps Electric Co., Ltd.	7,200	173,979
Altech Co., Ltd.	500	887
Altech Corp.	500	10,192
Amada Co., Ltd.	13,000	124,957
Amano Corp.	3,400	40,686
Amuse, Inc.	300	8,409
ANA Holdings, Inc.	188,000	504,011
Anest Iwata Corp.	2,000	12,849
Anritsu Corp.	5,000	34,946
AOI Pro, Inc.	500	3,663
AOKI Holdings, Inc.	2,200	31,131
Aomori Bank Ltd.	9,000	29,021
Aoyama Trading Co., Ltd.	3,100	101,147
Aozora Bank Ltd.	26,000	92,321
Arakawa Chemical Industries Ltd.	1,000	10,502
Araya Industrial Co., Ltd.	2,000	3,233
Arcland Sakamoto Co., Ltd.	700	15,021
Arcs Co., Ltd.	1,500	36,018
Argo Graphics, Inc.	400	5,942
Ariake Japan Co., Ltd.	1,100	37,817
Arisawa Manufacturing Co., Ltd.	2,000	17,155
Arrk Corp.*	4,200	4,759
As One Corp.	800	24,236
Asahi Co., Ltd.	500	5,164
Asahi Diamond Industrial Co., Ltd.	4,000	45,803
Asahi Glass Co., Ltd.	48,000	315,048
Asahi Group Holdings Ltd.	19,600	622,779
Asahi Kasei Corp.	56,000	535,820
Asahi Kogyosha Co., Ltd.	1,000	3,818
Asahi Net, Inc.	1,000	4,417
Asahi Organic Chemicals Industry Co., Ltd.	4,000	8,635
Asanuma Corp.*	4,000	4,966
Asatsu-DK, Inc.	2,000	54,572
Ashimori Industry Co., Ltd.*	3,000	3,874
Asics Corp.	7,800	211,841
ASKA Pharmaceutical Co., Ltd.	1,000	9,999
ASKUL Corp.	900	21,202
Astellas Pharma, Inc.	108,200	1,773,033
Asunaro Aoki Construction Co., Ltd.	500	3,553
Atsugi Co., Ltd.	11,000	10,910
Autobacs Seven Co., Ltd.	4,500	71,149
Avex Group Holdings, Inc.	2,300	36,744
Awa Bank Ltd.	10,000	56,726
Axell Corp.	400	5,261
Axial Retailing, Inc.	700	20,811
Azbil Corp.	2,300	62,448
Azuma Shipping Co., Ltd.	600	1,450
Bandai Namco Holdings, Inc.	10,700	208,493
Bando Chemical Industries Ltd.	4,000	15,500
Bank of Iwate Ltd.	800	34,653
Bank of Kyoto Ltd.	13,000	136,323
Bank of Nagoya Ltd.	11,000	36,545
Bank of Okinawa Ltd.	900	37,787
Bank of Saga Ltd.	7,000	17,671
Bank of the Ryukyus Ltd.	2,500	35,933
Bank of Yokohama Ltd.	53,000	309,907
Belc Co., Ltd.	600	17,419
Belluna Co., Ltd.	3,000	14,677
Benesse Holdings, Inc.	2,400	75,598
Best Denki Co., Ltd.	3,500	4,196
Bic Camera, Inc.	3,000	31,235
BML, Inc.	700	19,893
Bookoff Corp.	700	5,218
BP Castrol KK	500	5,626
Bridgestone Corp.	29,000	1,163,656
Brother Industries Ltd.	9,700	154,456
Bunka Shutter Co., Ltd.	3,000	24,841
CAC Holdings Corp.	700	6,597

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Calbee, Inc.	4,200	$182,579
Calsonic Kansei Corp.	6,000	39,832
Can Do Co., Ltd.	1,000	13,121
Canare Electric Co., Ltd.	100	2,213
Canon Electronics, Inc.	1,100	22,321
Canon Marketing Japan, Inc.	4,000	80,329
Canon, Inc.	55,600	1,966,229
Capcom Co., Ltd.	2,600	51,732
Carlit Holdings Co., Ltd.	1,000	5,259
Casio Computer Co., Ltd.	8,700	165,052
Cawachi Ltd.	800	13,949
Central Glass Co., Ltd.	12,000	56,686
Central Japan Railway Co.	7,600	1,376,174
Central Security Patrols Co., Ltd.	500	5,447
Central Sports Co., Ltd.	400	7,443
Century Tokyo Leasing Corp.	2,800	85,259
CFS Corp.	1,000	7,300
Chiba Bank Ltd.	31,000	227,674
Chiba Kogyo Bank Ltd.	2,300	15,343
Chino Corp.	400	3,988
Chiyoda Co., Ltd.	1,600	36,093
Chiyoda Corp.	9,000	77,054
Chiyoda Integre Co., Ltd.	400	9,691
Chofu Seisakusho Co., Ltd.	1,200	29,686
Chori Co., Ltd.	800	12,338
Chubu Electric Power Co., Inc.	29,200	348,900
Chubu Shiryo Co., Ltd.	1,200	6,701
Chudenko Corp.	2,000	39,016
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,968
Chugai Pharmaceutical Co., Ltd.	10,600	334,184
Chugai Ro Co., Ltd.	4,000	9,066
Chugoku Bank Ltd.	8,000	119,610
Chugoku Electric Power Co., Inc.	11,600	151,301
Chugoku Marine Paints Ltd.	3,000	27,158
Chugokukogyo Co., Ltd.	100	714
Chukyo Bank Ltd.	5,000	8,542
Chuo Spring Co., Ltd.	1,000	2,814
Citizen Holdings Co., Ltd.	15,500	118,933
CKD Corp.	3,400	31,898
Clarion Co., Ltd.	6,000	16,552
Cleanup Corp.	1,200	9,349
CMIC Holdings Co., Ltd.	400	6,473
CMK Corp.	2,400	6,196
Coca-Cola Central Japan Co., Ltd.	2,764	56,442
Coca-Cola West Co., Ltd.	4,200	69,498
Cocokara fine, Inc.	1,100	30,929
COLOPL, Inc.	1,700	36,710
Colowide Co., Ltd.	4,000	54,695
Computer Engineering & Consulting Ltd.	800	5,825
Computer Institute of Japan Ltd.	1,200	4,839
COMSYS Holdings Corp.	3,400	42,046
CONEXIO Corp.	1,000	9,023
Co-Op Chemical Co., Ltd.*	1,000	816
Core Corp.	400	2,971
Corona Corp.	500	4,831
Cosel Co., Ltd.	1,800	20,201
Cosmo Oil Co., Ltd.*	15,000	20,225
Cosmos Pharmaceutical Corp.	900	140,789
Create Medic Co., Ltd.	300	2,559
Create SD Holdings Co., Ltd.	500	21,296
Credit Saison Co., Ltd.	7,300	131,145
Cresco Ltd.	300	4,781
CTI Engineering Co., Ltd.	700	7,252
Cybernet Systems Co., Ltd.	1,000	3,924
Cybozu, Inc.	2,000	5,534
Dai Nippon Printing Co., Ltd.	25,000	243,203
Dai Nippon Toryo Co., Ltd.	7,000	8,925
Daibiru Corp.	3,600	37,182
Daicel Corp.	10,000	119,397
Dai-Dan Co., Ltd.	1,000	6,826
Daido Kogyo Co., Ltd.	2,000	4,449
Daido Metal Co., Ltd.	1,000	10,420
Daido Steel Co., Ltd.	20,000	89,676
Daidoh Ltd.	1,600	6,855
Daifuku Co., Ltd.	5,000	66,125
Daihatsu Motor Co., Ltd.	9,000	137,802
Daihen Corp.	6,000	29,541
Daiho Corp.	4,000	20,601
Daiichi Chuo KK*	8,000	2,800
Daiichi Jitsugyo Co., Ltd.	2,000	10,067
Dai-ichi Life Insurance Co., Ltd.	52,600	764,184
Daiichi Sankyo Co., Ltd.	28,600	454,416
Daiken Corp.	5,000	11,289
Daiken Medical Co., Ltd.	400	4,250
Daiki Aluminium Industry Co., Ltd.	2,000	5,548
Daikin Industries Ltd.	12,100	810,420
Daikoku Denki Co., Ltd.	500	7,237
Daikyo, Inc.	10,000	15,081
Dainichi Co., Ltd.	600	3,917
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	20,591
Dainippon Screen Manufacturing Co., Ltd.	11,000	83,337
Daio Paper Corp.	5,000	42,918
Daiohs Corp.	200	1,515
Daisan Bank Ltd.	7,000	11,024
Daiseki Co., Ltd.	1,900	34,322
Daishi Bank Ltd.	16,000	56,381
Daiso Co., Ltd.	5,000	17,498
Daisue Construction Co., Ltd.*	400	2,734
Daisyo Corp.	600	7,037
Daito Bank Ltd.	7,000	9,507
Daito Electron Co., Ltd.	500	2,862
Daito Trust Construction Co., Ltd.	3,600	402,717
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	608
Daiwa House Industry Co., Ltd.	26,000	513,223
Daiwa Industries Ltd.	1,000	6,175
Daiwa Odakyu Construction Co., Ltd.	500	3,916
Daiwa Securities Group, Inc.	88,000	693,537
Daiwabo Holdings Co., Ltd.	14,100	22,676
Daiyu Eight Co., Ltd.	100	688
Danto Holdings Corp.*	1,000	1,317
DC Co., Ltd.	1,300	4,973
DCM Holdings Co., Ltd.	5,800	43,490
DeNA Co., Ltd.	4,000	78,372
Denki Kagaku Kogyo KK	22,000	86,848
Denki Kogyo Co., Ltd.	3,000	14,248
Denso Corp.	21,900	999,848
Dentsu, Inc.	96,300	4,129,152
Denyo Co., Ltd.	1,100	16,440
Descente Ltd.	3,000	37,290
DIC Corp.	40,000	116,133
Dijet Industrial Co., Ltd.	1,000	1,849
Disco Corp.	1,300	132,991

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
DKS Co., Ltd.	2,000	$6,448
Don Quijote Holdings Co., Ltd.	3,400	276,904
Doshisha Co., Ltd.	1,000	15,546
Doutor Nichires Holdings Co., Ltd.	2,100	35,203
Dowa Holdings Co., Ltd.	9,000	77,052
Dr. Ci:Labo Co., Ltd.	1,000	34,903
DTS Corp.	1,100	21,076
Dunlop Sports Co., Ltd.	1,000	10,106
Duskin Co., Ltd.	3,600	62,407
Dydo Drinco, Inc.	500	20,109
Dynic Corp.	2,000	3,011
Eagle Industry Co., Ltd.	1,000	20,261
Earth Chemical Co., Ltd.	900	31,089
East Japan Railway Co.	16,800	1,348,993
Ebara Corp.	17,000	71,780
Ebara Jitsugyo Co., Ltd.	300	3,566
Ebara-Udylite Co., Ltd.	200	8,578
Echo Trading Co., Ltd.	300	1,646
Econach Holdings Co., Ltd.*	3,000	1,374
Eco’s Co., Ltd.	400	3,178
EDION Corp.	4,400	33,142
Ehime Bank Ltd.	7,000	13,999
Eighteenth Bank Ltd.	7,000	21,289
Eiken Chemical Co., Ltd.	1,000	16,372
Eisai Co., Ltd.	11,100	789,343
Eizo Corp.	1,000	21,895
Electric Power Development Co., Ltd.	5,200	175,446
Elematec Corp.	900	22,251
Emori & Co., Ltd.	200	787
Enplas Corp.	600	24,119
Enshu Ltd.*	2,000	1,900
EPS Holdings, Inc.	2,000	23,640
ESPEC Corp.	1,200	12,017
Excel Co., Ltd.	600	6,403
Exedy Corp.	1,500	35,783
Ezaki Glico Co., Ltd.	2,500	101,242
Faith, Inc.	400	4,332
Falco SD Holdings Co., Ltd.	600	6,931
FamilyMart Co., Ltd.	3,200	133,984
Fancl Corp.	2,500	31,906
FANUC Corp.	58,200	12,718,253
Fast Retailing Co., Ltd.	2,000	774,181
FCC Co., Ltd.	1,800	28,034
Feed One Holdings Co., Ltd.	7,520	7,145
Felissimo Corp.*	300	2,543
FIDEA Holdings Co., Ltd.	7,000	12,711
First Baking Co., Ltd.*	1,000	1,025
Foster Electric Co., Ltd.	1,100	27,446
FP Corp.	1,200	43,590
France Bed Holdings Co., Ltd.	8,000	11,935
F-Tech, Inc.	400	3,833
Fudo Tetra Corp.	9,800	19,429
Fuji Co., Ltd.	1,300	22,343
Fuji Corp., Ltd.	1,200	6,640
Fuji Electric Co., Ltd.	30,000	141,730
Fuji Electronics Co., Ltd.†	600	7,664
Fuji Heavy Industries Ltd.	31,100	1,034,021
Fuji Kiko Co., Ltd.	1,000	4,689
Fuji Kosan Co., Ltd.	400	1,957
Fuji Kyuko Co., Ltd.	3,000	28,281
Fuji Media Holdings, Inc.	7,700	109,323
Fuji Oil Co., Ltd. (Osaka Securities Exchange)	3,300	10,647
Fuji Oil Co., Ltd. (Tokyo Stock Exchange)	3,300	52,633
Fuji Seal International, Inc.	1,200	33,378
Fuji Soft, Inc.	1,600	32,439
Fujibo Holdings, Inc.	5,000	12,461
Fujicco Co., Ltd.	1,000	16,194
Fujifilm Holdings Corp.	22,670	807,439
Fujikura Kasei Co., Ltd.	1,600	7,344
Fujikura Ltd.	18,000	78,875
Fujikura Rubber Ltd.	800	5,067
Fujimi, Inc.	1,100	18,974
Fujimori Kogyo Co., Ltd.	900	26,699
Fujita Kanko, Inc.	3,000	12,760
Fujitec Co., Ltd.	3,000	29,351
Fujitsu General Ltd.	2,000	26,267
Fujitsu Ltd.	82,000	559,685
Fujiya Co., Ltd.*	7,000	11,435
FuKoKu Co., Ltd.	500	4,904
Fukuda Corp.	1,000	6,414
Fukui Bank Ltd.	10,000	21,754
Fukui Computer Holdings, Inc.	400	2,360
Fukuoka Financial Group, Inc.	30,000	154,626
Fukushima Bank Ltd.	15,000	11,103
Fukushima Industries Corp.	600	8,917
Fukuyama Transporting Co., Ltd.	8,000	42,655
Fullcast Holdings Co., Ltd.	1,000	6,048
Funai Electric Co., Ltd.	1,100	12,686
Funai Soken Holdings, Inc.	1,300	12,286
Furukawa Co., Ltd.	21,000	37,084
Furukawa Electric Co., Ltd.	31,000	52,429
Furusato Industries Ltd.	700	9,765
Fuso Pharmaceutical Industries Ltd.	4,000	10,351
Futaba Corp.	2,100	33,845
Futaba Industrial Co., Ltd.	3,500	16,296
Future Architect, Inc.	1,000	6,075
Fuyo General Lease Co., Ltd.	1,100	44,255
G-7 Holdings, Inc.	300	2,503
Gakken Holdings Co., Ltd.	5,000	10,670
Gakujo Co., Ltd.	400	4,149
Gecoss Corp.	800	8,604
Genki Sushi Co., Ltd.	300	6,091
Geo Holdings Corp.	2,000	21,156
GLOBERIDE, Inc.	5,000	7,995
Glory Ltd.	3,400	94,855
GMO Internet, Inc.	3,400	41,851
Godo Steel Ltd.	7,000	10,493
Goldcrest Co., Ltd.	1,100	19,149
Goldwin, Inc.	2,000	13,601
Gree, Inc.	5,100	35,494
GS Yuasa Corp.	14,000	63,092
GSI Creos Corp.	3,000	3,200
Gulliver International Co., Ltd.	3,300	27,230
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,374
Gunma Bank Ltd.	22,000	148,798
Gunze Ltd.	8,000	21,401
Gurunavi, Inc.	2,000	39,098
H2O Retailing Corp.	4,760	89,752
Hachijuni Bank Ltd.	10,000	70,624
Hakudo Co., Ltd.	400	4,558
Hakuhodo DY Holdings, Inc.	10,600	112,882
Hakuto Co., Ltd.	700	8,368
Hakuyosha Co., Ltd.	1,000	2,124
Hamakyorex Co., Ltd.	300	10,474

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hamamatsu Photonics KK	6,000	$181,600
Hankyu Hanshin Holdings, Inc.	55,000	340,400
Hanwa Co., Ltd.	11,000	44,719
Happinet Corp.	600	7,151
Hard Off Corp. Co., Ltd.	500	4,738
Harima Chemicals, Inc.	1,100	4,327
Haruyama Trading Co., Ltd.	500	3,143
Haseko Corp.	10,500	102,460
Hayashikane Sangyo Co., Ltd.*	4,000	3,329
Hazama Ando Corp.	7,520	43,037
Heiwa Corp.	2,600	51,115
Heiwa Real Estate Co., Ltd.	1,800	25,309
Heiwado Co., Ltd.	2,400	55,031
Helios Techno Holdings Co., Ltd.	1,100	4,584
Hibiya Engineering Ltd.	1,800	23,798
Hiday Hidaka Corp.	864	21,812
Higashi-Nippon Bank Ltd.	6,000	18,858
Higo Bank Ltd.	9,000	55,243
Hikari Tsushin, Inc.	900	58,411
Hino Motors Ltd.	12,000	171,331
Hioki EE Corp.	500	8,371
Hirakawa Hewtech Corp.	200	2,120
Hirose Electric Co., Ltd.	1,575	203,787
Hiroshima Bank Ltd.	29,000	156,464
HIS Co., Ltd.	2,600	91,376
Hisaka Works Ltd.	1,000	8,746
Hisamitsu Pharmaceutical Co., Inc.	2,600	106,789
Hitachi Capital Corp.	1,200	25,371
Hitachi Chemical Co., Ltd.	4,600	98,463
Hitachi Construction Machinery Co., Ltd.	4,200	73,485
Hitachi High-Technologies Corp.	1,800	54,961
Hitachi Koki Co., Ltd.	3,300	26,904
Hitachi Kokusai Electric, Inc.	2,000	26,850
Hitachi Ltd.	223,640	1,528,986
Hitachi Metals Ltd.	9,400	144,548
Hitachi Transport System Ltd.	2,100	31,784
Hitachi Zosen Corp.	5,100	26,341
Hochiki Corp.	1,000	6,775
Hodogaya Chemical Co., Ltd.	2,000	3,367
Hogy Medical Co., Ltd.	600	29,492
Hokkaido Electric Power Co., Inc.*	7,100	55,893
Hokkaido Gas Co., Ltd.	2,000	4,735
Hokkan Holdings Ltd.	3,000	6,928
Hokko Chemical Industry Co., Ltd.	1,000	3,384
Hokkoku Bank Ltd.	14,000	48,859
Hokuetsu Bank Ltd.	13,000	25,345
Hokuetsu Kishu Paper Co., Ltd.	8,000	35,848
Hokuhoku Financial Group, Inc.	68,000	151,787
Hokuriku Electric Industry Co., Ltd.	4,000	6,531
Hokuriku Electric Power Co.	7,800	103,376
Hokushin Co., Ltd.	800	866
Hokuto Corp.	1,400	26,103
Honda Motor Co., Ltd.	83,100	2,700,736
Honeys Co., Ltd.	1,080	9,450
Hoosiers Holdings Co., Ltd.	2,000	10,059
Horiba Ltd.	2,100	80,103
Hoshizaki Electric Co., Ltd.	1,500	97,808
Hosiden Corp.	3,000	16,525
Hosokawa Micron Corp.	2,000	10,399
House Foods Group, Inc.	3,600	75,577
House of Rose Co., Ltd.	100	1,188
Howa Machinery Ltd.	600	3,725
Hoya Corp.	21,800	874,485
Hulic Co., Ltd.	14,800	165,967
Hurxley Corp.	300	2,513
Hyakugo Bank Ltd.	11,000	51,040
Hyakujushi Bank Ltd.	14,000	46,294
Ibiden Co., Ltd.	4,300	72,638
IBJ Leasing Co., Ltd.	1,700	35,200
Ichibanya Co., Ltd.	400	17,801
Ichiken Co., Ltd.	1,000	2,617
Ichikoh Industries Ltd.	2,000	4,315
Ichinen Holdings Co., Ltd.	1,300	11,686
Ichiyoshi Securities Co., Ltd.	2,700	29,270
Icom, Inc.	600	14,404
Idec Corp.	1,400	12,226
Idemitsu Kosan Co., Ltd.	3,200	55,772
Ihara Chemical Industry Co., Ltd.	2,000	29,331
IHI Corp.	58,000	271,841
Iida Group Holdings Co., Ltd.	5,976	74,315
Iino Kaiun Kaisha Ltd.	5,900	31,248
Ikegami Tsushinki Co., Ltd.	3,000	4,548
Ikyu Corp.	1,000	17,561
Imasen Electric Industrial Co., Ltd.	800	9,449
Impress Holdings, Inc.	1,000	2,708
Inaba Denki Sangyo Co., Ltd.	1,400	50,754
Inaba Seisakusho Co., Ltd.	600	6,830
Inabata & Co., Ltd.	3,200	31,924
Inageya Co., Ltd.	1,000	11,401
INES Corp.	1,600	12,115
I-Net Corp.	500	3,905
Information Services International-Dentsu Ltd.	700	6,719
INPEX Corp.	52,000	573,714
Intage Holdings, Inc.	600	10,321
Internet Initiative Japan, Inc.	700	11,581
Inui Global Logistics Co., Ltd.	490	4,111
I’rom Holdings Co., Ltd.*	300	4,381
Iseki & Co., Ltd.	13,000	24,915
Isetan Mitsukoshi Holdings Ltd.	16,800	278,114
Ishihara Sangyo Kaisha Ltd.*	21,000	20,288
Ishii Iron Works Co., Ltd.	1,000	1,821
Ishikawa Seisakusho Ltd.*	2,000	1,667
Ishizuka Glass Co., Ltd.*	1,000	1,900
Isuzu Motors Ltd.	25,000	332,559
IT Holdings Corp.	4,000	72,975
Itfor, Inc.	1,300	5,050
Ito En Ltd.	3,000	64,767
ITOCHU Corp.	70,800	767,650
Itochu Enex, Co., Ltd.	2,700	22,293
ITOCHU Techno-Solutions Corp.	2,400	49,781
Itochu-Shokuhin Co., Ltd.	300	10,567
Itoham Foods, Inc.	7,000	38,685
Itoki Corp.	2,600	16,573
IwaiCosmo Holdings, Inc.	1,100	15,523
Iwaki & Co., Ltd.	1,000	2,000
Iwasaki Electric Co., Ltd.	4,000	7,598
Iwatani Corp.	13,000	85,327
Iwatsu Electric Co., Ltd.*	5,000	3,833
Iyo Bank Ltd.	10,000	118,835
Izumi Co., Ltd.	1,700	62,297
Izutsuya Co., Ltd.*	6,000	3,149
J. Front Retailing Co., Ltd.	9,500	149,434

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Jaccs Co., Ltd.	8,000	$41,911
Jafco Co., Ltd.	1,600	59,521
Jalux, Inc.	300	5,369
Janome Sewing Machine Co., Ltd.*	12,000	13,395
Japan Airlines Co., Ltd.	18,000	561,043
Japan Airport Terminal Co., Ltd.	7,900	478,865
Japan Asia Investment Co., Ltd.*	8,000	5,183
Japan Aviation Electronics Industry Ltd.	2,000	48,247
Japan Bridge Corp.	450	937
Japan Cash Machine Co., Ltd.	1,100	15,933
Japan Digital Laboratory Co., Ltd.	1,000	13,136
Japan Display, Inc.	17,300	62,299
Japan Drilling Co., Ltd.	300	9,875
Japan Electronic Materials Corp.	500	3,375
Japan Exchange Group, Inc.	12,700	368,395
Japan Foods Co., Ltd.	100	956
Japan Foundation Engineering Co., Ltd.	1,700	6,134
Japan Medical Dynamic Marketing, Inc.	1,000	5,081
Japan Oil Transportation Co., Ltd.	1,000	2,059
Japan Petroleum Exploration Co., Ltd.	1,700	57,651
Japan Pulp & Paper Co., Ltd.	6,000	16,253
Japan Radio Co., Ltd.	3,000	10,121
Japan Securities Finance Co., Ltd.	5,546	35,059
Japan Steel Works Ltd.	16,000	67,314
Japan Tobacco, Inc.	247,964	7,834,649
Japan Transcity Corp.	2,000	6,185
Japan Vilene Co., Ltd.	1,000	4,950
Japan Wool Textile Co., Ltd.	4,000	28,933
Jastec Co., Ltd.	700	5,214
JBCC Holdings, Inc.	1,000	6,518
Jeans Mate Corp.*	300	703
Jeol Ltd.	4,000	21,027
JFE Holdings, Inc.	25,544	564,419
JGC Corp.	11,000	218,813
JK Holdings Co., Ltd.	1,100	5,363
JMS Co., Ltd.	1,000	2,451
Joban Kosan Co., Ltd.	3,000	3,826
J-Oil Mills, Inc.	5,000	17,418
Joshin Denki Co., Ltd.	2,000	15,885
Joyo Bank Ltd.	28,000	144,118
JSP Corp.	800	14,899
JSR Corp.	8,100	140,520
JTEKT Corp.	10,500	163,983
Juki Corp.	7,000	22,890
Juroku Bank Ltd.	15,000	55,093
JVC Kenwood Corp.	5,800	17,830
JX Holdings, Inc.	99,900	383,810
K&O Energy Group, Inc.	500	6,237
K.R.S. Corp.	300	3,838
kabu.com Securities Co., Ltd.	4,900	32,192
Kadokawa Dwango*	1,484	23,298
Kaga Electronics Co., Ltd.	1,200	14,641
Kagome Co., Ltd.	2,200	34,220
Kagoshima Bank Ltd.	7,000	47,637
Kajima Corp.	37,000	172,001
Kakaku.com, Inc.	8,000	132,700
Kaken Pharmaceutical Co., Ltd.	5,000	144,420
Kamei Corp.	1,000	7,292
Kamigumi Co., Ltd.	11,000	103,928
Kanaden Corp.	1,000	7,305
Kanagawa Chuo Kotsu Co., Ltd.	1,000	4,892
Kanamoto Co., Ltd.	1,000	28,819
Kandenko Co., Ltd.	6,000	34,850
Kaneka Corp.	13,000	91,619
Kanematsu Corp.	27,000	39,360
Kanematsu Electronics Ltd.	700	10,402
Kanematsu-NNK Corp.*	1,000	1,242
Kansai Electric Power Co., Inc.*	35,600	339,963
Kansai Paint Co., Ltd.	12,000	218,274
Kansai Urban Banking Corp.	1,700	17,648
Kanto Denka Kogyo Co., Ltd.	2,000	12,877
Kao Corp.	26,000	1,298,114
Kappa Create Holdings Co., Ltd.*	1,800	16,940
Kasai Kogyo Co., Ltd.	1,000	8,129
Katakura Industries Co., Ltd.	1,400	14,333
Kato Sangyo Co., Ltd.	1,700	35,313
Kato Works Co., Ltd.	2,000	13,529
KAWADA Technologies, Inc.	200	6,374
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,859
Kawasaki Heavy Industries Ltd.	67,000	338,526
Kawasaki Kisen Kaisha Ltd.	39,000	104,938
KDDI Corp.	84,900	1,923,505
Keihan Electric Railway Co., Ltd.	16,000	97,578
Keihanshin Building Co., Ltd.	1,400	8,283
Keihin Co., Ltd.	2,000	3,183
Keihin Corp.	2,500	38,353
Keikyu Corp.	21,000	168,081
Keio Corp.	23,000	180,620
Keisei Electric Railway Co., Ltd.	12,000	149,188
Keiyo Bank Ltd.	5,000	28,982
Keiyo Co., Ltd.	2,200	10,508
Kenedix, Inc.	16,500	67,303
Kewpie Corp.	2,800	68,244
Key Coffee, Inc.	1,200	18,096
Keyence Corp.	2,290	1,250,819
Kikkoman Corp.	9,000	285,817
Kimoto Co., Ltd.	2,200	5,345
Kimura Chemical Plants Co., Ltd.	1,100	5,077
Kimura Unity Co., Ltd.	200	1,701
Kinden Corp.	5,000	62,569
King Jim Co., Ltd.	1,000	6,777
Kinki Nippon Tourist Co., Ltd.*	4,000	5,592
Kinki Sharyo Co., Ltd.*	1,000	3,251
Kintetsu Corp.	78,000	286,588
Kintetsu Department Store Co., Ltd.*	11,000	30,499
Kintetsu World Express, Inc.	1,100	49,475
Kinugawa Rubber Industrial Co., Ltd.	3,000	13,045
Kirin Holdings Co., Ltd.	42,000	551,672
Kirindo Holdings Co. Ltd.	500	3,251
Kisoji Co., Ltd.	1,400	24,260
Kissei Pharmaceutical Co., Ltd.	2,600	81,224
Kitagawa Iron Works Co., Ltd.	5,000	10,618
Kita-Nippon Bank Ltd.	300	8,766
Kitano Construction Corp.	3,000	8,471
Kitazawa Sangyo Co., Ltd.	1,000	1,501
Kitz Corp.	5,100	25,242
Koa Corp.	1,500	14,604
Koatsu Gas Kogyo Co., Ltd.	1,000	5,109

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kobayashi Pharmaceutical Co., Ltd.	1,300	$93,115
Kobayashi Yoko Co., Ltd.	300	845
Kobe Steel Ltd.	161,000	297,596
Koei Tecmo Holdings Co., Ltd.	2,400	35,671
Kohnan Shoji Co., Ltd.	1,100	12,328
Kohsoku Corp.	700	5,127
Koito Manufacturing Co., Ltd.	4,000	120,352
Kojima Co., Ltd.	1,500	4,189
Kokuyo Co., Ltd.	6,400	59,869
KOMAIHALTEC, Inc.	2,000	4,266
Komatsu Ltd.	193,390	3,803,425
Komatsu Seiren Co., Ltd.	2,000	9,548
Komatsu Wall Industry Co., Ltd.	400	8,375
Komeri Co., Ltd.	1,600	37,750
Komori Corp.	3,400	43,351
Konaka Co., Ltd.	1,400	8,634
Konami Corp.	4,600	86,197
Konica Minolta, Inc.	21,000	213,586
Konishi Co., Ltd.	1,000	16,925
Kosaido Co., Ltd.	900	4,335
Kose Corp.	1,200	66,302
Kosei Securities Co., Ltd.	2,000	3,812
Kourakuen Corp.	700	9,156
Krosaki Harima Corp.	2,000	4,283
K’s Holdings Corp.	1,700	55,032
Kubota Corp.	50,000	792,180
Kumagai Gumi Co., Ltd.*	10,000	31,256
Kumiai Chemical Industry Co., Ltd.	2,000	16,513
Kura Corp.	600	22,227
Kurabo Industries Ltd.	12,000	21,099
Kuraray Co., Ltd.	14,900	201,994
Kuraudia Co., Ltd.	200	1,052
Kureha Corp.	8,000	34,389
Kurimoto Ltd.	6,000	11,448
Kurita Water Industries Ltd.	5,000	120,997
Kuroda Electric Co., Ltd.	1,600	25,624
KYB Co., Ltd.	7,000	25,661
Kyocera Corp.	15,200	834,234
Kyodo Printing Co., Ltd.	3,000	9,226
Kyoei Sangyo Co., Ltd.	1,000	1,725
Kyoei Steel Ltd.	1,300	21,969
Kyoei Tanker Co., Ltd.	1,000	1,878
Kyokuto Boeki Kaisha Ltd.	1,000	1,866
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	26,075
Kyokuto Securities Co., Ltd.	1,600	23,612
Kyokuyo Co., Ltd.	5,000	11,837
KYORIN Holdings, Inc.	3,000	71,857
Kyoritsu Maintenance Co., Ltd.	600	28,759
Kyoritsu Printing Co., Ltd.	1,000	2,442
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,332
Kyoto Kimono Yuzen Co., Ltd.	700	5,830
Kyowa Electronics Instruments Co., Ltd.	1,000	3,809
Kyowa Exeo Corp.	4,900	52,607
Kyowa Hakko Kirin Co., Ltd.	10,000	130,522
Kyowa Leather Cloth Co., Ltd.	700	4,497
Kyudenko Corp.	2,000	21,858
Kyushu Electric Power Co., Inc.	19,200	186,287
Land Business Co., Ltd.	1,000	3,418
LAND Co., Ltd.*	1,300	238
Lawson, Inc.	3,800	263,801
LEC, Inc.	300	3,580
Leopalace21 Corp.*	7,300	38,244
Life Corp.	700	12,246
Lintec Corp.	2,600	61,961
Lion Corp.	12,000	73,169
LIXIL Group Corp.	57,640	1,367,328
Look, Inc.	2,000	4,084
M3, Inc.	6,100	129,623
Mabuchi Motor Co., Ltd.	1,800	95,485
Macnica, Inc.†	500	15,842
Maeda Corp.	8,000	58,142
Maeda Road Construction Co., Ltd.	4,000	64,979
Maezawa Industries, Inc.	900	2,558
Maezawa Kasei Industries Co., Ltd.	900	9,157
Maezawa Kyuso Industries Co., Ltd.	400	4,834
Makino Milling Machine Co., Ltd.	6,000	51,039
Makita Corp.	5,300	275,314
Mandom Corp.	1,300	47,597
Marche Corp.	300	2,211
Mars Engineering Corp.	600	10,626
Marubeni Construction Material Lease Co., Ltd.	1,000	2,192
Marubeni Corp.	73,000	422,360
Marubun Corp.	900	5,946
Marudai Food Co., Ltd.	6,000	20,406
Maruei Department Store Co., Ltd.*	2,000	2,200
Maruha Nichiro Corp.	2,700	38,106
Marui Group Co., Ltd.	10,400	118,196
Maruichi Steel Tube Ltd.	2,800	66,380
Maruka Machinery Co., Ltd.	400	5,744
Marusan Securities Co., Ltd.	3,900	39,936
Maruwa Co., Ltd.	300	7,108
Maruwn Corp.	600	1,290
Maruyama Manufacturing Co., Inc.	2,000	3,863
Maruzen CHI Holdings Co., Ltd.*	600	1,860
Maruzen Showa Unyu Co., Ltd.	4,000	13,629
Matsuda Sangyo Co., Ltd.	800	10,237
Matsui Construction Co., Ltd.	1,000	5,873
Matsui Securities Co., Ltd.	6,800	61,825
Matsumotokiyoshi Holdings Co., Ltd.	2,500	89,131
Matsuya Co., Ltd.	2,200	33,437
Matsuya Foods Co., Ltd.	500	10,041
Max Co., Ltd.	2,000	23,585
Mazda Motor Corp.	28,000	568,818
MEC Co., Ltd.	800	5,503
Medical System Network Co., Ltd.	400	1,560
Medipal Holdings Corp.	7,600	99,105
Megachips Corp.	1,100	12,761
Megmilk Snow Brand Co., Ltd.	2,700	32,506
Meidensha Corp.	12,000	38,778
MEIJI Holdings Co., Ltd.	3,100	378,366
Meiji Shipping Co., Ltd.	1,100	3,437
Meiko Network Japan Co., Ltd.	900	9,670
Meito Sangyo Co., Ltd.	600	5,915
Meito Transportation Co., Ltd.	400	2,540
Meiwa Corp.	900	3,329

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Meiwa Estate Co., Ltd.	700	$2,802
Melco Holdings, Inc.	600	11,293
Michinoku Bank Ltd.	6,000	10,201
Mie Bank Ltd.	5,000	11,456
Milbon Co., Ltd.	720	23,128
Mimasu Semiconductor Industry Co., Ltd.	1,000	10,875
Minato Bank Ltd.	12,000	27,802
Minebea Co., Ltd.	15,000	237,001
Ministop Co., Ltd.	900	12,694
Miraca Holdings, Inc.	2,600	119,808
Mirait Holdings Corp.	3,600	40,306
Misawa Homes Co., Ltd.	1,600	13,961
MISUMI Group, Inc.	2,600	104,983
Mitachi Co., Ltd.	200	1,273
Mito Securities Co., Ltd.	3,000	11,146
Mitsuba Corp.	2,000	44,248
Mitsubishi Chemical Holdings Corp.	55,000	320,058
Mitsubishi Corp.	68,310	1,377,083
Mitsubishi Electric Corp.	91,000	1,083,070
Mitsubishi Estate Co., Ltd.	72,000	1,671,177
Mitsubishi Gas Chemical Co., Inc.	13,000	64,147
Mitsubishi Heavy Industries Ltd.	162,000	893,452
Mitsubishi Kakoki Kaisha Ltd.	3,000	10,428
Mitsubishi Logistics Corp.	6,000	93,639
Mitsubishi Materials Corp.	58,000	195,182
Mitsubishi Motors Corp.	34,100	308,081
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	5,648
Mitsubishi Paper Mills Ltd.*	18,000	12,884
Mitsubishi Pencil Co., Ltd.	1,000	37,106
Mitsubishi Research Institute, Inc.	400	9,138
Mitsubishi Shokuhin Co., Ltd.	1,100	23,063
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	14,753
Mitsubishi Tanabe Pharma Corp.	6,800	116,860
Mitsubishi UFJ Financial Group, Inc.	734,000	4,544,594
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	97,586
Mitsuboshi Belting Co., Ltd.	3,000	24,079
Mitsui & Co., Ltd.	80,600	1,082,841
Mitsui Chemicals, Inc.	46,090	148,122
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	58,056
Mitsui Fudosan Co., Ltd.	47,000	1,381,305
Mitsui High-Tec, Inc.	1,400	10,535
Mitsui Home Co., Ltd.	1,000	4,297
Mitsui Matsushima Co., Ltd.	8,000	8,666
Mitsui Mining & Smelting Co., Ltd.	31,000	70,731
Mitsui O.S.K. Lines Ltd.	41,000	139,393
Mitsui Sugar Co., Ltd.	5,000	17,582
Mitsui-Soko Holdings Co., Ltd.	5,000	16,825
Mitsumi Electric Co., Ltd.	4,300	31,958
Mitsumura Printing Co., Ltd.	1,000	2,243
Mitsuuroko Group Holdings Co., Ltd.	1,900	8,817
Miura Co., Ltd.	6,000	67,655
Miyaji Engineering Group, Inc.	4,000	6,499
Miyakoshi Holdings, Inc.*	300	1,334
Miyazaki Bank Ltd.	8,000	30,461
Miyoshi Oil & Fat Co., Ltd.	4,000	4,634
Mizuho Financial Group, Inc.	1,143,080	2,010,618
Mizuno Corp.	6,000	31,300
Mochida Pharmaceutical Co., Ltd.	1,000	65,724
Modec, Inc.	1,000	15,702
Monex Group, Inc.	7,000	18,648
MonotaRO Co., Ltd.	800	29,046
Mori Seiki Co., Ltd.	6,800	104,475
Morinaga & Co., Ltd.	13,000	45,721
Morinaga Milk Industry Co., Ltd.	11,000	41,810
Morita Holdings Corp.	2,000	18,777
Morozoff Ltd.	2,000	6,335
Mory Industries, Inc.	2,000	6,917
MOS Food Services, Inc.	1,600	33,995
Moshi Moshi Hotline, Inc.	1,600	17,476
Mr Max Corp.	1,200	2,791
MS&AD Insurance Group Holdings, Inc.	26,100	732,348
Murata Manufacturing Co., Ltd.	9,830	1,354,278
Musashi Seimitsu Industry Co., Ltd.	1,200	25,410
Musashino Bank Ltd.	1,900	63,845
Mutoh Holdings Co., Ltd.	1,000	3,615
Nabtesco Corp.	5,100	147,798
NAC Co., Ltd.	400	3,434
Nachi-Fujikoshi Corp.	12,000	65,761
Nagaileben Co., Ltd.	1,200	21,883
Nagano Bank Ltd.	4,000	6,568
Nagano Keiki Co., Ltd.	800	4,907
Nagase & Co., Ltd.	6,300	82,511
Nagatanien Co., Ltd.	1,000	9,444
Nagoya Railroad Co., Ltd.	20,000	79,973
Naigai Co., Ltd.*	3,000	1,547
Nakabayashi Co., Ltd.	2,000	3,701
Nakamuraya Co., Ltd.	3,000	12,554
Nakano Corp.	1,000	3,374
Nakayama Steel Works Ltd.*	6,000	4,599
Nakayamafuku Co., Ltd.	700	5,180
Nakayo, Inc.	1,000	3,065
Namura Shipbuilding Co., Ltd.	1,024	9,638
Nankai Electric Railway Co., Ltd.	16,000	66,129
Nanto Bank Ltd.	11,000	38,209
Natori Co., Ltd.	600	7,622
NEC Capital Solutions Ltd.	300	4,764
NEC Corp.	113,000	332,274
NEC Networks & System Integration Corp.	1,100	22,167
NET One Systems Co., Ltd.	900	6,150
Neturen Co., Ltd.	1,700	12,600
Nexon Co., Ltd.	6,100	65,036
Nexyz Corp.	500	2,528
NGK Insulators Ltd.	13,000	277,776
NGK Spark Plug Co., Ltd.	9,000	242,125
NH Foods Ltd.	8,000	184,535
NHK Spring Co., Ltd.	9,700	101,264
Nice Holdings, Inc.	5,000	8,291
Nichia Steel Works Ltd.	1,000	2,792
Nichias Corp.	6,000	34,654
Nichiban Co., Ltd.	1,000	3,834
Nichicon Corp.	3,900	36,462
Nichiden Corp.	500	11,247
Nichiha Corp.	1,200	14,041
Nichii Gakkan Co.	2,200	19,399
Nichi-iko Pharmaceutical Co., Ltd.	2,100	48,434

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nichimo Co., Ltd.	1,000	$1,674
Nichirei Corp.	7,000	39,288
Nichireki Co., Ltd.	1,000	8,747
Nidec Corp.	10,627	706,731
Nifco, Inc.	2,400	82,843
Nihon Chouzai Co., Ltd.	150	7,635
Nihon Dempa Kogyo Co., Ltd.	900	7,886
Nihon Eslead Corp.	500	4,971
Nihon Kohden Corp.	4,400	119,998
Nihon M&A Center, Inc.	1,300	44,928
Nihon Nohyaku Co., Ltd.	2,000	20,033
Nihon Parkerizing Co., Ltd.	6,000	72,696
Nihon Tokushu Toryo Co., Ltd.	1,000	6,424
Nihon Trim Co., Ltd.	200	5,184
Nihon Unisys Ltd.	3,300	31,324
Nihon Yamamura Glass Co., Ltd.	5,000	7,167
Nikkato Corp.	400	1,357
Nikkiso Co., Ltd.	4,000	35,820
Nikko Co., Ltd.	1,000	3,675
Nikon Corp.	16,100	216,020
Nintendo Co., Ltd.	5,600	824,135
Nippo Corp.	3,000	49,656
Nippon Air Conditioning Services Co., Ltd.	600	4,099
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	11,553
Nippon Carbide Industries Co., Inc.	3,000	5,774
Nippon Carbon Co., Ltd.	6,000	18,734
Nippon Ceramic Co., Ltd.	800	11,063
Nippon Chemical Industrial Co., Ltd.	4,000	9,193
Nippon Chemi-Con Corp.*	7,000	20,627
Nippon Chemiphar Co., Ltd.	1,000	4,888
Nippon Chutetsukan KK	1,000	1,883
Nippon Coke & Engineering Co., Ltd.	10,000	9,505
Nippon Concrete Industries Co., Ltd.	1,000	3,999
Nippon Conveyor Co., Ltd.	3,000	5,226
Nippon Denko Co., Ltd.	5,000	11,999
Nippon Densetsu Kogyo Co., Ltd.	2,000	29,826
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,102
Nippon Electric Glass Co., Ltd.	20,000	97,766
Nippon Express Co., Ltd.	34,000	190,298
Nippon Felt Co., Ltd.	700	3,160
Nippon Filcon Co., Ltd.	900	3,645
Nippon Fine Chemical Co., Ltd.	1,000	7,641
Nippon Flour Mills Co., Ltd.	8,000	39,600
Nippon Gas Co., Ltd.	1,100	27,225
Nippon Hume Corp.	1,000	7,031
Nippon Kanzai Co., Ltd.	400	9,531
Nippon Kasei Chemical Co., Ltd.	2,000	2,400
Nippon Kayaku Co., Ltd.	5,000	62,736
Nippon Kinzoku Co., Ltd.*	3,000	3,600
Nippon Koei Co., Ltd.	4,000	15,965
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,615
Nippon Koshuha Steel Co., Ltd.	5,000	4,666
Nippon Light Metal Holdings Co., Ltd.	29,000	43,006
Nippon Paint Holdings Co., Ltd.	7,000	256,411
Nippon Paper Industries Co., Ltd.	4,600	69,209
Nippon Parking Development Co., Ltd.	13,000	18,725
Nippon Pillar Packing Co., Ltd.	1,000	8,340
Nippon Piston Ring Co., Ltd.	4,000	8,200
Nippon Road Co., Ltd.	4,000	20,093
Nippon Seisen Co., Ltd.	1,000	5,110
Nippon Sharyo Ltd.	4,000	11,465
Nippon Sheet Glass Co., Ltd.*	38,000	37,337
Nippon Shinyaku Co., Ltd.	3,000	109,335
Nippon Shokubai Co., Ltd.	8,000	117,543
Nippon Signal Co., Ltd.	2,800	27,379
Nippon Soda Co., Ltd.	7,000	40,702
Nippon Steel & Sumikin Bussan Corp.	7,400	25,583
Nippon Steel & Sumitomo Metal Corp.	406,340	1,024,179
Nippon Suisan Kaisha Ltd.	16,000	48,669
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	19,923
Nippon Systemware Co., Ltd.	400	2,895
Nippon Telegraph & Telephone Corp.	37,310	2,299,088
Nippon Television Holdings, Inc.	6,700	111,698
Nippon Thompson Co., Ltd.	4,000	19,750
Nippon Valqua Industries Ltd.	5,000	13,000
Nippon Yakin Kogyo Co., Ltd.*	6,500	12,805
Nippon Yusen KK	66,000	190,260
Nipro Corp.	4,800	45,782
Nishimatsu Construction Co., Ltd.	18,000	63,862
Nishimatsuya Chain Co., Ltd.	2,600	22,944
Nishi-Nippon City Bank Ltd.	37,000	107,502
Nissan Chemical Industries Ltd.	5,300	109,800
Nissan Motor Co., Ltd.	128,520	1,310,530
Nissan Shatai Co., Ltd.	4,000	51,394
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,341
Nissei Build Kogyo Co., Ltd.	4,000	9,864
Nissei Plastic Industrial Co., Ltd.	1,000	10,997
Nissen Holdings Co., Ltd.*	2,400	5,120
Nissha Printing Co., Ltd.	2,200	40,157
Nisshin Fudosan Co., Ltd.	1,400	5,365
Nisshin Oillio Group Ltd.	6,000	22,302
Nisshin Seifun Group, Inc.	12,705	149,621
Nisshin Steel Holdings Co., Ltd.	5,004	62,458
Nisshinbo Holdings, Inc.	8,000	76,825
Nissin Corp.	4,000	10,178
Nissin Electric Co., Ltd.	2,000	11,961
Nissin Foods Holdings Co., Ltd.	3,200	157,125
Nissin Kogyo Co., Ltd.	2,100	33,375
Nissui Pharmaceutical Co., Ltd.	500	5,930
Nitori Holdings Co., Ltd.	3,700	251,009
Nitta Corp.	1,100	29,908
Nittetsu Mining Co., Ltd.	3,000	11,122
Nitto Boseki Co., Ltd.	10,000	38,882
Nitto Denko Corp.	7,620	509,426
Nitto Fuji Flour Milling Co., Ltd.	1,000	2,876
Nitto Kogyo Corp.	1,800	33,520
Nitto Kohki Co., Ltd.	700	12,622
Nitto Seiko Co., Ltd.	1,000	3,050
Nitto Seimo Co., Ltd.	1,000	1,450
Nittoc Construction Co., Ltd.	750	3,374
NOF Corp.	11,000	81,763
Nohmi Bosai Ltd.	1,000	12,354
NOK Corp.	5,000	150,740
Nomura Co., Ltd.	2,000	18,891
Nomura Holdings, Inc.	183,200	1,077,188

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	6,400	$115,446
Nomura Research Institute Ltd.	4,300	161,848
Noritake Co., Ltd.	6,000	14,089
Noritsu Koki Co., Ltd.	1,100	6,380
Noritz Corp.	2,300	37,748
North Pacific Bank Ltd.	18,400	69,563
NS Solutions Corp.	1,000	30,874
NS United Kaiun Kaisha Ltd.	4,000	9,723
NSD Co., Ltd.	2,530	37,331
NSK Ltd.	18,000	263,369
NTN Corp.	23,000	121,962
NTT Data Corp.	5,900	257,079
NTT DOCOMO, Inc.	74,100	1,287,484
NTT Urban Development Corp.	6,200	62,046
Obara Group, Inc.	800	45,235
Obayashi Corp.	27,000	175,403
Obayashi Road Corp.	1,000	5,525
OBIC Business Consultants Ltd.	600	20,701
Obic Co., Ltd.	2,000	84,990
Odakyu Electric Railway Co., Ltd.	28,000	285,652
Oenon Holdings, Inc.	3,000	5,501
Ogaki Kyoritsu Bank Ltd.	16,000	50,657
Ohara, Inc.	400	1,967
Ohashi Technica, Inc.	600	7,439
OIE Sangyo Co., Ltd.	300	2,193
Oiles Corp.	1,560	30,466
Oita Bank Ltd.	7,000	27,230
OIZUMI Corp.	400	3,072
Oji Holdings Corp.	45,000	184,395
Okabe Co., Ltd.	2,700	24,955
Okamoto Industries, Inc.	4,000	15,307
Okamura Corp.	4,000	32,193
Okasan Securities Group, Inc.	6,000	47,702
Okaya Electric Industries Co., Ltd.	600	2,245
OKI Electric Cable Co., Ltd.	1,000	2,709
Oki Electric Industry Co., Ltd.	36,000	74,668
Okinawa Electric Power Co., Inc.	700	25,340
OKK Corp.	4,000	5,232
OKUMA Corp.	5,000	46,440
Okumura Corp.	13,000	60,848
Okura Industrial Co., Ltd.	3,000	8,877
Okuwa Co., Ltd.	1,000	7,726
Olympic Group Corp.	800	5,300
Olympus Corp.*	13,100	486,874
Omron Corp.	16,200	731,097
Ono Pharmaceutical Co., Ltd.	4,800	543,179
ONO Sokki Co., Ltd.	500	4,112
Onoken Co., Ltd.	1,000	8,747
Onward Holdings Co., Ltd.	8,000	55,861
Optex Co., Ltd.	800	16,377
Oracle Corp. Japan	1,900	81,846
Organo Corp.	2,000	8,967
Orient Corp.*	16,500	26,736
Oriental Land Co., Ltd.	11,200	848,673
Origin Electric Co., Ltd.	1,000	4,117
ORIX Corp.	57,100	803,123
Osaka Gas Co., Ltd.	86,000	360,118
Osaka Steel Co., Ltd.	800	14,220
OSAKA Titanium Technologies Co., Ltd.	1,100	23,347
Osaki Electric Co., Ltd.	1,000	6,589
OSG Corp.	2,200	42,878
Otsuka Corp.	2,700	114,924
Otsuka Holdings Co., Ltd.	18,300	573,136
Oyo Corp.	1,200	16,233
P.S. Mitsubishi Construction Co., Ltd.	800	2,762
Pacific Industrial Co., Ltd.	2,000	16,373
Pacific Metals Co., Ltd.*	9,000	24,518
Pack Corp.	900	19,434
Pal Co., Ltd.	700	19,945
Paltac Corp.	1,050	14,779
PanaHome Corp.	4,000	27,719
Panasonic Corp.	104,285	1,369,210
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	7,212
Panasonic Information Systems Co., Ltd.	200	6,541
Paramount Bed Holdings Co., Ltd.	900	23,806
Parco Co., Ltd.	500	4,664
Paris Miki Holdings, Inc.	1,500	6,089
Park24 Co., Ltd.	4,000	81,928
Pasco Corp.	1,000	2,866
Pasona Group, Inc.	1,000	6,193
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	6,000
Penta-Ocean Construction Co., Ltd.	17,000	62,158
PGM Holdings KK	3,000	32,783
PIA Corp.	300	5,884
Pigeon Corp.	1,600	134,698
Pilot Corp.	1,000	56,380
Piolax, Inc.	500	20,349
Pioneer Corp.*	17,600	32,107
Plenus Co., Ltd.	1,500	27,878
Pocket Card Co., Ltd.	1,100	4,968
Pola Orbis Holdings, Inc.	1,100	58,393
Poplar Co., Ltd.*	300	1,303
Press Kogyo Co., Ltd.	5,000	20,283
Prima Meat Packers Ltd.	7,000	19,544
Pronexus, Inc.	1,300	8,829
Raito Kogyo Co., Ltd.	2,900	23,763
Rakuten, Inc.	40,600	716,261
Rasa Corp.	500	2,530
Rasa Industries Ltd.*	4,000	4,600
Renaissance, Inc.	500	5,242
Renesas Electronics Corp.*	3,200	23,798
Rengo Co., Ltd.	10,000	42,410
Renown, Inc.*	2,500	4,689
Resona Holdings, Inc.	92,600	460,346
Resort Solution Co., Ltd.	1,000	2,092
Resorttrust, Inc.	3,800	99,096
Rheon Automatic Machinery Co., Ltd.	1,000	4,007
Rhythm Watch Co., Ltd.	6,000	8,201
Ricoh Co., Ltd.	26,000	283,376
Ricoh Leasing Co., Ltd.	800	23,761
Right On Co., Ltd.	900	6,151
Riken Corp.	4,000	15,827
Riken Keiki Co., Ltd.	1,000	11,665
Riken Technos Corp.	2,000	7,282
Ringer Hut Co., Ltd.	900	16,002
Rinnai Corp.	1,200	89,076
Riso Kagaku Corp.	1,800	29,695
Riso Kyoiku Co., Ltd.*	1,300	3,880
Rock Field Co., Ltd.	600	12,919

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm Co., Ltd.	4,300	$294,576
Rohto Pharmaceutical Co., Ltd.	5,000	70,977
Roland DG Corp.	500	13,541
Round One Corp.	3,300	18,727
Royal Holdings Co., Ltd.	1,800	33,739
Ryobi Ltd.	7,000	20,585
Ryoden Trading Co., Ltd.	1,000	7,009
Ryohin Keikaku Co., Ltd.	1,000	145,444
Ryosan Co., Ltd.	1,900	46,731
Ryoyo Electro Corp.	1,600	20,436
S Foods, Inc.	500	9,206
S.T. Corp.	600	5,107
Sagami Chain Co., Ltd.	1,000	10,366
Saibu Gas Co., Ltd.	13,000	29,251
Saizeriya Co., Ltd.	1,600	30,929
Sakai Chemical Industry Co., Ltd.	4,000	13,032
Sakai Heavy Industries Ltd.	2,000	4,523
Sakai Moving Service Co., Ltd.	200	6,394
Sakai Ovex Co., Ltd.	3,000	4,948
Sakata INX Corp.	2,000	18,787
Sakata Seed Corp.	2,000	32,587
Sakurada Co., Ltd.*†	6,000	—
Sala Corp.	1,000	4,850
San Holdings, Inc.	200	2,974
San-A Co., Ltd.	800	30,395
San-Ai Oil Co., Ltd.	2,000	12,961
Sanden Corp.	7,000	31,309
Sangetsu Co., Ltd.	4,200	63,603
San-In Godo Bank Ltd.	7,000	57,791
Sanix, Inc.*	1,800	5,667
Sanken Electric Co., Ltd.	7,000	48,524
Sanki Engineering Co., Ltd.	3,000	23,246
Sanko Metal Industrial Co., Ltd.	1,000	2,292
Sankyo Co., Ltd.	2,200	78,340
Sankyo Seiko Co., Ltd.	2,000	8,233
Sankyo Tateyama, Inc.	1,700	32,886
Sankyu, Inc.	15,000	65,374
Sanoh Industrial Co., Ltd.	1,400	10,101
Sanrio Co., Ltd.	2,000	53,586
Sanritsu Corp.	300	1,383
Sanshin Electronics Co., Ltd.	1,500	12,433
Sansui Electric Co., Ltd.*†	68,000	—
Santen Pharmaceutical Co., Ltd.	15,000	218,272
Sanwa Holdings Corp.	12,000	89,130
Sanyo Chemical Industries Ltd.	3,000	23,617
Sanyo Housing Nagoya Co., Ltd.	1,000	10,333
Sanyo Industries Ltd.	1,000	1,792
Sanyo Shokai Ltd.	6,000	15,417
Sanyo Special Steel Co., Ltd.	6,000	25,188
Sapporo Holdings Ltd.	19,000	75,319
Sata Construction Co., Ltd.	4,000	4,567
Sato Holdings Corp.	1,200	27,241
Sato Shoji Corp.	1,000	6,831
Satori Electric Co., Ltd.	900	6,096
Sawai Pharmaceutical Co., Ltd.	1,800	106,630
SAXA Holdings, Inc.	3,000	6,062
SBI Holdings, Inc.	11,260	136,435
Schott Moritex Corp.*	200	413
Scroll Corp.	1,700	3,897
SCSK Corp.	2,232	62,556
Secom Co., Ltd.	9,900	661,595
Sega Sammy Holdings, Inc.	8,900	130,085
Seibu Electric Industry Co., Ltd.	1,000	3,895
Seibu Holdings, Inc.	7,600	196,542
Seika Corp.	4,000	10,935
Seikagaku Corp.	2,400	45,708
Seikitokyu Kogyo Co., Ltd.	600	2,590
Seiko Epson Corp.	13,600	241,536
Seiko Holdings Corp.	6,000	30,294
Seino Holdings Co., Ltd.	9,000	97,719
Seiren Co., Ltd.	3,200	28,653
Sekisui Chemical Co., Ltd.	18,000	233,760
Sekisui House Ltd.	29,000	421,654
Sekisui Jushi Corp.	1,000	13,339
Sekisui Plastics Co., Ltd.	2,000	7,329
Senko Co., Ltd.	4,000	25,991
Senshu Ikeda Holdings, Inc.	6,880	32,726
Senshukai Co., Ltd.	2,200	15,954
Seven & i Holdings Co., Ltd.	37,600	1,582,226
Seven Bank Ltd.	26,000	128,403
Sharp Corp.	67,000	131,246
Shibaura Mechatronics Corp.	2,000	4,915
Shibusawa Warehouse Co., Ltd.	3,000	8,562
Shibuya Kogyo Co., Ltd.	700	13,569
Shiga Bank Ltd.	11,000	54,976
Shikibo Ltd.	7,000	6,994
Shikoku Bank Ltd.	8,000	16,467
Shikoku Chemicals Corp.	1,000	8,009
Shikoku Electric Power Co., Inc.*	7,600	93,685
Shima Seiki Manufacturing Ltd.	1,600	27,313
Shimachu Co., Ltd.	2,300	60,759
Shimadzu Corp.	12,000	133,935
Shimamura Co., Ltd.	800	74,136
Shimano, Inc.	3,500	521,035
Shimizu Bank Ltd.	400	10,114
Shimizu Corp.	33,000	223,481
Shimojima Co., Ltd.	800	7,102
Shin Nippon Air Technologies Co., Ltd.	900	7,381
Shin Nippon Biomedical Laboratories Ltd.*	700	4,755
Shinagawa Refractories Co., Ltd.	3,000	7,299
Shindengen Electric Manufacturing Co., Ltd.	4,000	19,995
Shin-Etsu Chemical Co., Ltd.	16,700	1,091,669
Shin-Etsu Polymer Co., Ltd.	2,500	11,811
Shingakukai Co., Ltd.	600	2,680
Shinkawa Ltd.*	900	5,722
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,474
Shinko Electric Industries Co., Ltd.	3,100	22,021
Shinko Plantech Co., Ltd.	2,600	19,196
Shinko Shoji Co., Ltd.	1,100	11,148
Shinmaywa Industries Ltd.	5,000	53,091
Shinnihon Corp.	1,600	6,241
Shinsei Bank Ltd.	79,000	157,231
Shinsho Corp.	3,000	6,475
Shinwa Co., Ltd.	600	7,121
Shinyei Kaisha	1,000	1,633
Shionogi & Co., Ltd.	13,700	457,131
Ship Healthcare Holdings, Inc.	1,500	34,250
Shiroki Corp.	2,000	5,283
Shiseido Co., Ltd.	17,400	309,154
Shizuoka Bank Ltd.	23,000	229,819
Shizuoka Gas Co., Ltd.	3,000	19,896
Sho-Bond Holdings Co., Ltd.	900	39,598
Shobunsha Publications, Inc.	700	5,275
Shochiku Co., Ltd.	4,000	37,598
Shoko Co., Ltd.	4,000	4,965

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Showa Corp.	2,600	$26,285
Showa Denko KK	41,000	52,253
Showa Sangyo Co., Ltd.	5,000	19,253
Showa Shell Sekiyu KK	9,300	85,100
Shuei Yobiko Co., Ltd.	200	528
Siix Corp.	700	17,480
Sinanen Co., Ltd.	2,000	7,601
Sinfonia Technology Co., Ltd.	7,000	12,423
Sintokogio Ltd.	2,600	20,076
SK Japan Co., Ltd.	200	383
SKY Perfect JSAT Holdings, Inc.	9,000	55,927
SMC Corp.	20,800	6,208,121
SMK Corp.	3,000	13,019
SNT Corp.	1,200	5,637
Soda Nikka Co., Ltd.	1,000	4,635
SoftBank Corp.	47,606	2,767,314
Softbank Technology Corp.	200	1,957
Softbrain Co., Ltd.*	2,000	3,133
Sogo Medical Co., Ltd.	400	11,264
Sohgo Security Services Co., Ltd.	4,700	160,385
Sojitz Corp.	49,100	82,051
Sompo Japan Nipponkoa Holdings, Inc.	19,050	592,409
Sony Corp.*	56,700	1,515,856
Sony Financial Holdings, Inc.	7,300	117,522
Soshin Electric Co., Ltd.	600	2,045
Sotetsu Holdings, Inc.	15,000	69,610
SPK Corp.	200	3,691
Square Enix Holdings Co., Ltd.	4,000	85,754
SRA Holdings, Inc.	600	8,280
St. Marc Holdings Co., Ltd.	800	27,234
Stanley Electric Co., Ltd.	6,700	151,526
Star Micronics Co., Ltd.	2,300	32,272
Start Today Co., Ltd.	5,200	137,061
Starzen Co., Ltd.	4,000	12,699
Stella Chemifa Corp.	500	5,638
Studio Alice Co., Ltd.	500	9,324
Sugi Holdings Co., Ltd.	2,600	128,662
Sugimoto & Co., Ltd.	600	6,060
Sumco Corp.	8,000	134,542
Sumida Corp.	700	3,793
Suminoe Textile Co., Ltd.	3,000	7,671
Sumiseki Holdings, Inc.*	3,800	3,834
Sumitomo Bakelite Co., Ltd.	12,000	53,490
Sumitomo Chemical Co., Ltd.	71,000	365,566
Sumitomo Corp.	50,580	541,594
Sumitomo Dainippon Pharma Co., Ltd.	7,000	83,033
Sumitomo Densetsu Co., Ltd.	900	10,238
Sumitomo Electric Industries Ltd.	36,900	484,297
Sumitomo Forestry Co., Ltd.	4,800	52,483
Sumitomo Heavy Industries Ltd.	29,000	190,142
Sumitomo Metal Mining Co., Ltd.	26,000	380,599
Sumitomo Mitsui Construction Co., Ltd.	36,000	49,784
Sumitomo Mitsui Financial Group, Inc.	73,250	2,806,887
Sumitomo Mitsui Trust Holdings, Inc.	169,410	699,376
Sumitomo Osaka Cement Co., Ltd.	20,000	61,485
Sumitomo Precision Products Co., Ltd.	2,000	7,680
Sumitomo Real Estate Sales Co., Ltd.	880	23,883
Sumitomo Realty & Development Co., Ltd.	22,000	792,218
Sumitomo Riko Co., Ltd.	2,000	17,546
Sumitomo Rubber Industries Ltd.	6,500	120,027
Sumitomo Seika Chemicals Co., Ltd.	2,000	14,259
Sumitomo Warehouse Co., Ltd.	9,000	49,852
Sun Frontier Fudousan Co., Ltd.	1,000	9,214
Sundrug Co., Ltd.	3,500	182,002
Suntory Beverage & Food Ltd.	7,000	299,637
Sun-Wa Technos Corp.	600	5,863
Suruga Bank Ltd.	10,000	207,723
Suzuden Corp.	300	1,688
Suzuken Co., Ltd.	3,190	97,423
Suzuki Motor Corp.	18,000	541,492
SWCC Showa Holdings Co., Ltd.	15,000	11,625
Sysmex Corp.	7,400	411,318
Systena Corp.	1,000	7,484
T Hasegawa Co., Ltd.	1,600	23,618
T&D Holdings, Inc.	29,700	409,113
T.RAD Co., Ltd.	4,000	8,525
Tac Co., Ltd.	700	1,266
Tachibana Eletech Co., Ltd.	840	10,528
Tachi-S Co., Ltd.	1,600	22,436
Tadano Ltd.	5,000	67,317
Taihei Dengyo Kaisha Ltd.	1,000	7,215
Taihei Kogyo Co., Ltd.	2,000	9,464
Taiheiyo Cement Corp.	60,000	183,523
Taiheiyo Kouhatsu, Inc.	4,000	3,163
Taiho Kogyo Co., Ltd.	800	9,425
Taikisha Ltd.	2,100	52,294
Taiko Pharmaceutical Co., Ltd.	400	6,408
Taisei Corp.	52,000	294,125
Taisei Lamick Co., Ltd.	300	6,935
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	148,992
Taiyo Holdings Co., Ltd.	900	31,665
Taiyo Yuden Co., Ltd.	4,700	68,549
Takachiho Koheki Co., Ltd.	500	4,229
Takada Kiko Co., Ltd.	1,000	2,099
Takamatsu Construction Group Co., Ltd.	1,000	21,380
Takano Co., Ltd.	400	2,090
Takaoka Toko Holdings Co., Ltd.	400	5,442
Taka-Q Co., Ltd.	500	876
Takara Holdings, Inc.	6,000	43,470
Takara Leben Co., Ltd.	4,400	23,603
Takara Printing Co., Ltd.	700	6,114
Takara Standard Co., Ltd.	5,000	42,269
Takasago International Corp.	4,000	18,154
Takasago Thermal Engineering Co., Ltd.	3,900	48,729
Takashima & Co., Ltd.	2,000	4,432
Takashimaya Co., Ltd.	13,000	127,894
Takata Corp.	1,900	20,824
Take And Give Needs Co., Ltd.	600	4,519
Takeda Pharmaceutical Co., Ltd.	35,600	1,779,446
Takihyo Co., Ltd.	1,000	3,849
Takiron Co., Ltd.	3,000	13,069
Takuma Co., Ltd.	4,000	31,391
Tamron Co., Ltd.	1,200	25,871
Tamura Corp.	3,000	11,043
Tanaka Co., Ltd.	300	1,703
Tanseisha Co., Ltd.	1,300	9,332
TASAKI & Co., Ltd.*	200	3,374

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	$8,487
Taya Co., Ltd.	200	1,339
Tayca Corp.	2,000	7,198
TBK Co., Ltd.	1,000	5,200
TDC Software Engineering, Inc.	200	1,810
TDK Corp.	5,900	419,336
Teac Corp.*	6,000	2,899
Teijin Ltd.	27,000	91,738
Teikoku Electric Manufacturing Co., Ltd.	800	7,644
Teikoku Sen-I Co., Ltd.	1,000	14,514
Teikoku Tsushin Kogyo Co., Ltd.	2,000	4,065
Tekken Corp.	8,000	27,606
Temp Holdings Co., Ltd.	1,700	58,912
Ten Allied Co., Ltd.*	800	2,488
Tenma Corp.	1,100	17,530
Terumo Corp.	14,200	374,785
T-Gaia Corp.	2,000	26,480
THK Co., Ltd.	5,300	134,997
Tigers Polymer Corp.	600	4,144
Titan Kogyo KK	1,000	2,005
TKC Corp.	900	18,061
Toa Corp. (Osaka Securities Exchange)	1,000	9,655
Toa Corp. (Tokyo Stock Exchange)	11,000	18,327
Toa Road Corp.	2,000	6,731
Toabo Corp.	4,000	2,431
Toagosei Co., Ltd.	13,000	59,380
Tobishima Corp.*	8,000	16,137
Tobu Railway Co., Ltd.	47,000	223,188
Tobu Store Co., Ltd.	1,000	2,359
TOC Co., Ltd.	4,700	36,874
Tocalo Co., Ltd.	600	11,271
Tochigi Bank Ltd.	6,000	30,900
Toda Corp.	14,000	59,116
Toda Kogyo Corp.	1,000	3,604
Toei Co., Ltd.	5,000	37,203
Toenec Corp.	1,000	4,817
Toho Bank Ltd.	10,000	41,162
Toho Co., Ltd. (Frankfurt Stock Exchange)	2,000	7,269
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	132,158
Toho Gas Co., Ltd.	11,000	64,215
Toho Holdings Co., Ltd.	3,700	62,441
Toho Titanium Co., Ltd.*	2,100	15,465
Toho Zinc Co., Ltd.	7,000	22,089
Tohoku Bank Ltd.	6,000	8,301
Tohoku Electric Power Co., Inc.	21,400	243,445
Tohto Suisan Co., Ltd.	2,000	3,384
Tokai Carbon Co., Ltd.	12,000	33,792
TOKAI Holdings Corp.	2,000	8,683
Tokai Rika Co., Ltd.	2,900	67,335
Tokai Senko KK	1,000	1,058
Tokai Tokyo Financial Holdings, Inc.	9,600	74,149
Token Corp.	520	26,174
Tokio Marine Holdings, Inc.	136,300	5,151,465
Toko, Inc.	5,000	14,327
Tokushu Tokai Paper Co., Ltd.	8,000	18,270
Tokuyama Corp.*	11,000	23,089
Tokyo Broadcasting System Holdings, Inc.	3,700	46,721
Tokyo Dome Corp.	9,000	38,227
Tokyo Electric Power Co., Inc.*	79,000	299,419
Tokyo Electron Ltd.	8,300	578,725
Tokyo Energy & Systems, Inc.	1,000	8,248
Tokyo Gas Co., Ltd.	107,000	673,879
Tokyo Individualized Educational Institute, Inc.	900	3,840
Tokyo Keiki, Inc.	4,000	8,867
Tokyo Kikai Seisakusho Ltd.*	3,000	1,950
Tokyo Ohka Kogyo Co., Ltd.	2,300	74,426
Tokyo Rakutenchi Co., Ltd.	2,000	8,202
Tokyo Rope Manufacturing Co., Ltd.	8,000	12,733
Tokyo Sangyo Co., Ltd.	1,000	4,215
Tokyo Seimitsu Co., Ltd.	2,300	52,770
Tokyo Steel Manufacturing Co., Ltd.	7,100	47,720
Tokyo Tatemono Co., Ltd.	17,000	124,587
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,345
Tokyo Tekko Co., Ltd.	2,000	8,016
Tokyo Theatres Co., Inc.	4,000	4,628
Tokyo TY Financial Group, Inc.	1,451	38,920
Tokyotokeiba Co., Ltd.	8,000	19,835
Tokyu Construction Co., Ltd.	4,940	27,985
Tokyu Corp.	53,000	327,572
Tokyu Fudosan Holdings Corp.	22,174	151,398
Toli Corp.	3,000	6,900
Tomato Bank Ltd.	4,000	6,701
Tomen Devices Corp.	100	1,586
Tomoe Corp.	1,800	6,702
Tomoe Engineering Co., Ltd.	400	5,982
Tomoegawa Co., Ltd.	2,000	4,083
Tomoku Co., Ltd.	4,000	9,434
TOMONY Holdings, Inc.	9,400	42,589
Tomy Co., Ltd.	3,700	22,015
Tonami Holdings Co., Ltd.	2,000	7,281
TonenGeneral Sekiyu KK	12,000	103,436
Top Culture Co., Ltd.	400	1,703
Topcon Corp.	2,800	68,700
Toppan Forms Co., Ltd.	2,600	29,501
Toppan Printing Co., Ltd.	27,000	208,223
Topre Corp.	2,500	39,120
Topy Industries Ltd.	10,000	23,237
Toray Industries, Inc.	75,000	628,860
Torigoe Co., Ltd.	1,200	7,129
Torii Pharmaceutical Co., Ltd.	800	21,366
Torishima Pump Manufacturing Co., Ltd.	1,500	11,049
Tose Co., Ltd.	300	1,981
Toshiba Corp.	181,000	759,853
Toshiba Machine Co., Ltd.	7,000	29,503
Toshiba Plant Systems & Services Corp.	2,000	27,608
Toshiba TEC Corp.	7,000	46,129
Tosho Printing Co., Ltd.	1,000	2,817
Tosoh Corp.	20,000	100,917
Totetsu Kogyo Co., Ltd.	1,000	22,363
TOTO Ltd.	13,000	193,222
Totoku Electric Co., Ltd.*	100	1,154
Tottori Bank Ltd.	3,000	6,364
Toukei Computer Co., Ltd.	200	3,014
Tow Co., Ltd.	300	2,211
Towa Bank Ltd.	13,000	10,713
Towa Corp.	1,200	6,793

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Towa Pharmaceutical Co., Ltd.	600	$34,356
Toyo Construction Co., Ltd.	3,600	14,099
Toyo Corp.	1,600	15,322
Toyo Electric Manufacturing Co., Ltd.	2,000	7,118
Toyo Engineering Corp.	8,000	20,892
Toyo Ink SC Holdings Co., Ltd.	11,000	51,578
Toyo Kanetsu KK	6,000	11,398
Toyo Kohan Co., Ltd.	3,000	13,724
Toyo Logistics Co., Ltd.	1,000	2,487
Toyo Machinery & Metal Co., Ltd.	1,000	3,866
Toyo Securities Co., Ltd.	4,000	12,388
Toyo Seikan Group Holdings Ltd.	7,600	111,470
Toyo Shutter Co., Ltd.	200	1,367
Toyo Sugar Refining Co., Ltd.	2,000	1,666
Toyo Suisan Kaisha Ltd.	5,000	176,228
Toyo Tanso Co., Ltd.	700	12,990
Toyo Tire & Rubber Co., Ltd.	5,000	89,713
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,044
Toyobo Co., Ltd.	40,000	53,988
Toyoda Gosei Co., Ltd.	2,400	53,689
Toyota Boshoku Corp.	1,800	22,541
Toyota Industries Corp.	8,400	481,400
Toyota Motor Corp.	133,340	9,306,006
Toyota Tsusho Corp.	9,300	246,646
TPR Co., Ltd.	1,500	40,268
Transcosmos, Inc.	1,600	33,760
Trend Micro, Inc.	4,900	161,673
Trusco Nakayama Corp.	1,500	47,043
TS Tech Co., Ltd.	2,300	62,066
TSI Holdings Co., Ltd.	4,825	32,572
Tsubakimoto Chain Co.	6,000	50,018
Tsubakimoto Kogyo Co., Ltd.	1,000	2,584
Tsudakoma Corp.*	3,000	3,649
Tsugami Corp.	3,000	19,210
Tsukamoto Corp. Co., Ltd.	2,000	2,300
Tsukishima Kikai Co., Ltd.	2,000	20,640
Tsukuba Bank Ltd.	5,400	17,496
Tsumura & Co.	2,700	66,851
Tsuruha Holdings, Inc.	800	61,341
Tsutsumi Jewelry Co., Ltd.	500	12,297
TV Asahi Holdings Corp.	3,000	50,098
Tv Tokyo Holdings Corp.	500	9,183
TYK Corp.	1,000	1,803
UACJ Corp.	12,266	33,853
Ube Industries Ltd.	45,000	70,477
Uchida Yoko Co., Ltd.	2,000	6,124
Ueki Corp.	1,000	2,167
UKC Holdings Corp.	700	12,149
Ulvac, Inc.*	2,200	33,868
Unicafe, Inc.	300	2,325
Unicharm Corp.	17,700	464,544
Uniden Corp.	3,000	5,499
Union Tool Co.	800	22,866
Unipres Corp.	1,600	32,652
United Arrows Ltd.	1,100	32,721
United Super Markets Holdings, Inc.*	3,520	31,286
Unitika Ltd.*	29,000	13,290
UNY Group Holdings Co., Ltd.	7,900	44,294
U-Shin Ltd.	1,400	9,194
Ushio, Inc.	6,300	78,537
USS Co., Ltd.	9,100	157,580
Utoc Corp.	900	4,414
Valor Co., Ltd.	2,400	51,964
Vital KSK Holdings, Inc.	2,300	17,538
Wacoal Holdings Corp.	6,000	67,566
Wacom Co., Ltd.	8,000	38,476
Wakachiku Construction Co., Ltd.	7,000	10,848
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,579
Warabeya Nichiyo Co., Ltd.	700	13,033
Watabe Wedding Corp.	300	1,265
WATAMI Co., Ltd.	1,400	13,837
Weathernews, Inc.	300	8,795
West Japan Railway Co.	7,300	383,311
Wood One Co., Ltd.	2,000	4,510
Xebio Co., Ltd.	1,400	24,329
Y.A.C. Co., Ltd.	500	2,738
Yahagi Construction Co., Ltd.	1,700	11,230
Yahoo! Japan Corp.	63,900	264,101
Yaizu Suisankagaku Industry Co., Ltd.	600	5,161
Yakult Honsha Co., Ltd.	6,200	432,127
YAMABIKO Corp.	500	22,352
Yamada Denki Co., Ltd.	36,800	151,815
Yamada SxL Home Co., Ltd.*	6,000	5,000
Yamagata Bank Ltd.	7,000	29,686
Yamaguchi Financial Group, Inc.	5,000	57,586
Yamaha Corp.	7,600	133,186
Yamaha Motor Co., Ltd.	12,700	306,690
Yamaichi Electronics Co., Ltd.	1,200	9,453
Yamanashi Chuo Bank Ltd.	7,000	30,677
Yamashita Medical Instruments Co., Ltd.	100	1,432
Yamatane Corp.	6,000	8,742
Yamato Corp.	1,000	3,584
Yamato Holdings Co., Ltd.	16,500	380,955
Yamato International, Inc.	700	2,393
Yamato Kogyo Co., Ltd.	2,800	67,744
Yamaura Corp.	500	1,729
Yamaya Corp.	110	1,545
Yamazaki Baking Co., Ltd.	6,000	108,284
Yamazawa Co., Ltd.	300	4,298
Yamazen Corp.	4,700	38,642
Yaoko Co., Ltd.	1,000	37,501
Yaskawa Electric Corp.	9,000	131,910
Yasuda Logistics Corp.	1,000	8,398
Yellow Hat Ltd.	1,100	23,537
Yodogawa Steel Works Ltd.	9,000	35,677
Yokogawa Bridge Holdings Corp.	2,000	21,513
Yokogawa Electric Corp.	11,200	120,738
Yokohama Reito Co., Ltd.	2,600	18,093
Yokohama Rubber Co., Ltd.	10,000	103,255
Yokowo Co., Ltd.	1,000	5,873
Yomeishu Seizo Co., Ltd.	1,000	8,314
Yomiuri Land Co., Ltd.	2,000	7,701
Yondenko Corp.	1,000	4,026
Yondoshi Holdings, Inc.	900	17,208
Yonekyu Corp.	1,000	15,470
Yorozu Corp.	700	14,728
Yoshinoya Holdings Co., Ltd.	3,000	32,731
Yuasa Trading Co., Ltd.	1,200	25,127
Yuken Kogyo Co., Ltd.	2,000	4,282
Yurtec Corp.	2,000	13,363
Yusen Logistics Co., Ltd.	900	11,135

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Yushin Precision Equipment Co., Ltd.	600	$12,139
Yushiro Chemical Industry Co., Ltd.	600	7,576
Zappallas, Inc.	1,000	5,327
Zenkoku Hosho Co., Ltd.	2,400	90,041
Zenrin Co., Ltd.	1,700	20,997
Zensho Holdings Co., Ltd.	4,600	44,595
Zeon Corp.	7,000	64,743
ZERIA Pharmaceutical Co., Ltd.	1,100	18,434
Zuken, Inc.	800	6,958

		203,582,951

Malaysia (0.2%)
Genting Bhd	1,003,000	2,435,991

Mexico (0.0%)
Fresnillo plc	12,042	121,557

Netherlands (2.7%)
ASML Holding N.V.	39,210	3,995,260
Heineken N.V.	82,273	6,282,394
ING Groep N.V. (CVA)*	418,318	6,135,625
Koninklijke Philips N.V.	101,956	2,896,195
Royal Dutch Shell plc, Class A	248,311	7,379,517
Royal Dutch Shell plc, Class B	161,178	5,007,162

		31,696,153

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	55,023
Spark New Zealand Ltd.	15,442	34,431

		89,454

Singapore (0.3%)
Singapore Telecommunications Ltd. (CDI)	4,529	14,325
United Overseas Bank Ltd.	196,600	3,291,225

		3,305,550

South Africa (0.0%)
Mondi plc	23,218	444,754

Spain (4.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,590,578	16,051,931
Banco Santander S.A.	2,057,956	15,477,946
Iberdrola S.A.	564,412	3,637,341
Inditex S.A.	115,421	3,700,642
Repsol S.A.	107,723	2,003,371
Telefonica S.A.	423,227	6,022,375

		46,893,606

Sweden (1.8%)
Atlas Copco AB, Class A	243,447	7,883,740
Investor AB, Class B	134,243	5,348,280
Sandvik AB	233,235	2,609,168
Volvo AB, Class B	383,308	4,634,691

		20,475,879

Switzerland (5.7%)
ABB Ltd. (Registered)*	219,540	4,657,955
Cie Financiere Richemont S.A. (Registered)	76,071	6,124,116
Coca-Cola HBC AG (CDI)*	14,772	265,173
Glencore plc*	1,509,309	6,354,171
Holcim Ltd. (Registered)*	69,609	5,200,434
Nestle S.A. (Registered)	90,404	6,825,450
Novartis AG (Registered)	103,648	10,249,663
Roche Holding AG	35,751	9,858,077
Swatch Group AG	10,111	4,284,358
Syngenta AG (Registered)	16,974	5,773,418
UBS Group AG*	342,774	6,433,056
Wolseley plc	15,071	891,418

		66,917,289

United Kingdom (15.6%)
3i Group plc	43,907	314,026
Aberdeen Asset Management plc	63,351	431,645
Admiral Group plc	11,094	251,428
Aggreko plc	16,974	383,840
Anglo American plc	161,686	2,406,214
Antofagasta plc	36,150	389,849
ARM Holdings plc	89,000	1,457,159
Ashtead Group plc	32,154	516,418
Associated British Foods plc	21,135	882,982
AstraZeneca plc	80,226	5,500,304
Aviva plc	184,799	1,479,445
Babcock International Group plc	30,575	446,028
BAE Systems plc	182,776	1,417,074
Barclays plc	1,070,717	3,841,933
Barratt Developments plc	71,420	559,262
BG Group plc	600,230	7,373,605
BP plc	1,183,355	7,645,652
British American Tobacco plc	118,663	6,130,741
British Land Co. plc (REIT)	59,919	739,228
BT Group plc	503,577	3,262,595
Bunzl plc	19,773	536,491
Burberry Group plc	27,496	706,149
Capita plc	38,733	640,303
Centrica plc	296,716	1,112,948
Compass Group plc	105,031	1,824,161
Diageo plc	426,605	11,762,866
Direct Line Insurance Group plc	77,387	365,869
Dixons Carphone plc	56,809	347,584
easyJet plc	13,563	378,486
Friends Life Group Ltd.	85,515	523,800
G4S plc	86,257	378,320
GKN plc	93,683	498,040
GlaxoSmithKline plc	315,306	7,220,484
Hammerson plc (REIT)	44,628	439,936
Hargreaves Lansdown plc	15,090	257,731
Henderson Group plc (CDI)	46,926	196,688
Hikma Pharmaceuticals plc	6,539	206,003
HSBC Holdings plc	1,210,957	10,305,460
Imperial Tobacco Group plc	60,136	2,639,889
Indivior plc*	343,801	967,333
InterContinental Hotels Group plc	16,492	643,701
International Consolidated Airlines Group S.A.*	111,833	999,728
Intertek Group plc	10,830	400,943
Intu Properties plc (REIT)	61,746	318,616
ITV plc	238,640	894,866
J Sainsbury plc	94,446	361,465
Johnson Matthey plc	11,789	591,469
Kingfisher plc	145,174	819,240
Land Securities Group plc (REIT)	45,197	839,807
Legal & General Group plc	339,056	1,399,545
Lloyds Banking Group plc*	10,847,543	12,590,514
London Stock Exchange Group plc	10,114	368,341
Marks & Spencer Group plc	102,037	809,462
Meggitt plc	41,652	338,402
National Grid plc	209,358	2,676,645
Next plc	11,462	1,194,235
Old Mutual plc	332,698	1,095,254
Pearson plc	51,968	1,117,255

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Persimmon plc*	20,795	$512,739
Persimmon plc (Interim CREST Entitlements)*†	15,779	22,236
Prudential plc	160,447	3,972,701
Randgold Resources Ltd.	5,955	413,226
Reckitt Benckiser Group plc	94,360	8,087,044
Reed Elsevier plc	69,543	1,194,541
Rio Tinto Ltd.	27,452	1,190,110
Rio Tinto plc	78,693	3,214,769
Rolls-Royce Holdings plc*	673,192	9,503,868
Royal Bank of Scotland Group plc*	148,548	747,242
Royal Mail plc	34,245	222,500
RSA Insurance Group plc	56,982	355,267
SABMiller plc	59,605	3,119,054
Sage Group plc	64,207	444,362
Schroders plc	7,268	344,412
Severn Trent plc	17,177	524,441
Sky plc	67,349	991,061
Smith & Nephew plc	54,652	927,064
Smiths Group plc	24,353	403,230
Sports Direct International plc*	13,018	117,191
SSE plc	54,369	1,207,596
St. James’s Place plc	34,729	480,544
Standard Chartered plc	461,751	7,476,548
Standard Life plc (BATS Europe Exchange)	111,881	788,015
Standard Life plc (London Stock Exchange)†	136,744	148,078
Taylor Wimpey plc	214,642	492,815
Tesco plc	536,816	1,921,114
Travis Perkins plc	12,143	350,757
Unilever N.V. (CVA)	161,674	6,763,440
Unilever plc	73,231	3,054,341
United Utilities Group plc	43,699	604,679
Vodafone Group plc	1,685,609	5,508,643
Weir Group plc	12,612	318,033
Whitbread plc	11,968	930,107
WM Morrison Supermarkets plc	146,140	417,736
WPP plc	88,328	2,003,138

		182,970,099

United States (0.9%)
Carnival plc	11,379	556,110
Freeport-McMoRan, Inc.	193,257	3,662,220
Las Vegas Sands Corp.	113,812	6,264,213
News Corp. (CDI), Class B*	2,956	47,244
ResMed, Inc. (CDI)	31,374	221,205
Sims Metal Management Ltd.	6,032	56,714

		10,807,706

Total Common Stocks (85.3%) (Cost $921,228,951)		999,131,087

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Abacus Property Group, expiring 4/13/15*	1,358	89

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	1,590,578	229,176
Telefonica S.A., expiring 4/12/15*	423,227	68,261

		297,437

Total Rights (0.0%) (Cost $—)		297,526

Total Investments (85.3%) (Cost $921,228,951)		999,428,613
Other Assets Less Liabilities (14.7%)		172,703,054

Net Assets (100%)		$1,172,131,667

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $225,458 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$136,590,768	11.7%
Consumer Staples	123,407,331	10.5
Energy	51,705,760	4.4
Financials	242,994,291	20.7
Health Care	110,336,218	9.4
Industrials	145,703,485	12.4
Information Technology	44,094,444	3.8
Materials	79,917,538	6.8
Telecommunication Services	39,462,726	3.4
Utilities	25,216,052	2.2
Cash and Other	172,703,054	14.7

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,611,985	$—	$—	$5,035,338	$—	$—

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,717	June-15	$66,635,630	$67,035,675	$400,045
FTSE 100 Index	401	June-15	39,838,894	40,015,115	176,221
SPI 200 Index	147	June-15	16,231,838	16,475,289	243,451
TOPIX Index	324	June-15	41,402,992	41,697,086	294,094

					$1,113,811

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	15,500	$16,682,644	$16,428,479	$254,165

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$6,264,213	$130,272,681	$53,874		$136,590,768
Consumer Staples	—	123,407,331	—		123,407,331
Energy	—	51,705,760	—		51,705,760
Financials	6,560,148	236,056,800	148,078		242,765,026
Health Care	—	110,336,218	—		110,336,218
Industrials	—	145,703,485	—	(c)	145,703,485
Information Technology	—	44,070,938	23,506		44,094,444
Materials	4,625,758	75,291,780	—		79,917,538
Telecommunication Services	—	39,394,465	—		39,394,465
Utilities	—	25,216,052	—		25,216,052
Forward Currency Contracts	—	254,165	—		254,165
Futures	1,113,811	—	—		1,113,811
Rights
Financials	—	229,265	—		229,265
Telecommunication Services	—	68,261	—		68,261

Total Assets	$18,563,930	$982,007,201	$225,458		$1,000,796,589

Total Liabilities	$—	$—	$—		$—

Total	$18,563,930	$982,007,201	$225,458		$1,000,796,589

(a)	A security with a market value of $1,957,527 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $23,506 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,594,236
Aggregate gross unrealized depreciation	(109,184,381)

Net unrealized appreciation	$73,409,855

Federal income tax cost of investments	$926,018,758

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.7%)
BorgWarner, Inc.	15,783	$954,556
Delphi Automotive plc	65,159	5,195,779
Goodyear Tire & Rubber Co.	18,828	509,862
Johnson Controls, Inc.	255,483	12,886,562

		19,546,759

Automobiles (0.3%)
Ford Motor Co.	275,730	4,450,282
General Motors Co.	94,284	3,535,650
Harley-Davidson, Inc.	14,693	892,453

		8,878,385

Distributors (0.0%)
Genuine Parts Co.	10,644	991,914

Diversified Consumer Services (0.0%)
H&R Block, Inc.	19,185	615,263

Hotels, Restaurants & Leisure (1.7%)
Aramark	253,645	8,022,791
Carnival Corp.	31,396	1,501,985
Chipotle Mexican Grill, Inc.*	2,163	1,407,118
Darden Restaurants, Inc.	8,660	600,484
Las Vegas Sands Corp.	121,000	6,659,840
Marriott International, Inc., Class A	14,456	1,161,106
McDonald’s Corp.	66,990	6,527,506
Norwegian Cruise Line Holdings Ltd.*	59,300	3,202,793
Royal Caribbean Cruises Ltd.	11,452	937,346
Starbucks Corp.	152,121	14,405,859
Starwood Hotels & Resorts Worldwide, Inc.	11,967	999,245
Wyndham Worldwide Corp.	8,453	764,743
Wynn Resorts Ltd.	5,647	710,844
Yum! Brands, Inc.	30,188	2,376,399

		49,278,059

Household Durables (1.1%)
D.R. Horton, Inc.	110,877	3,157,777
Garmin Ltd.	8,469	402,447
Harman International Industries, Inc.	4,784	639,286
Helen of Troy Ltd.*	20,290	1,653,432
Leggett & Platt, Inc.	9,657	445,091
Lennar Corp., Class A	49,050	2,541,280
Mohawk Industries, Inc.*	4,326	803,555
Newell Rubbermaid, Inc.	162,491	6,348,523
PulteGroup, Inc.	22,883	508,689
TRI Pointe Homes, Inc.*	422,088	6,512,818
Whirlpool Corp.	43,614	8,812,645

		31,825,543

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	49,781	18,523,510
Expedia, Inc.	6,890	648,556
Netflix, Inc.*	16,478	6,866,218
Priceline Group, Inc.*	5,120	5,960,448
TripAdvisor, Inc.*	7,771	646,314

		32,645,046

Leisure Products (0.0%)
Hasbro, Inc.	7,757	490,553
Mattel, Inc.	23,645	540,288

		1,030,841

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	15,012	274,720
CBS Corp. (Non-Voting), Class B	31,887	1,933,309
Charter Communications, Inc., Class A*	19,068	3,682,221
Comcast Corp., Class A	488,523	27,586,894
DIRECTV*	35,046	2,982,415
Discovery Communications, Inc., Class A*	10,157	312,429
Discovery Communications, Inc., Class C*	18,740	552,362
DreamWorks Animation SKG, Inc., Class A*	45,760	1,107,392
Gannett Co., Inc.	148,756	5,515,872
Interpublic Group of Cos., Inc.	28,680	634,402
Liberty Media Corp.*	129,150	4,933,530
News Corp., Class A*	34,810	557,308
Omnicom Group, Inc.	17,196	1,340,944
Scripps Networks Interactive, Inc., Class A	54,397	3,729,458
Sirius XM Holdings, Inc.*	829,765	3,169,702
Time Warner Cable, Inc.	19,579	2,934,501
Time Warner, Inc.	57,887	4,887,978
Twenty-First Century Fox, Inc., Class A	127,445	4,312,739
Viacom, Inc., Class B	170,731	11,660,927
Walt Disney Co.	108,983	11,431,227

		93,540,330

Multiline Retail (0.7%)
Dollar General Corp.*	21,149	1,594,212
Dollar Tree, Inc.*	14,335	1,163,214
Family Dollar Stores, Inc.	6,713	531,938
Kohl’s Corp.	14,081	1,101,838
Macy’s, Inc.	23,677	1,536,874
Nordstrom, Inc.	9,806	787,618
Target Corp.	157,514	12,927,174

		19,642,868

Specialty Retail (1.5%)
AutoNation, Inc.*	5,282	339,791
AutoZone, Inc.*	13,346	9,104,107
Bed Bath & Beyond, Inc.*	12,937	993,238
Best Buy Co., Inc.	20,292	766,835
CarMax, Inc.*	14,638	1,010,168
GameStop Corp., Class A	7,442	282,498
Gap, Inc.	18,487	801,042
Home Depot, Inc.	121,960	13,855,876
L Brands, Inc.	17,137	1,615,848
Lowe’s Cos., Inc.	67,812	5,044,535
O’Reilly Automotive, Inc.*	7,085	1,532,060
Ross Stores, Inc.	14,389	1,516,025
Staples, Inc.	44,642	726,995
Tiffany & Co.	7,844	690,350
TJX Cos., Inc.	47,584	3,333,259
Tractor Supply Co.	9,493	807,475
Urban Outfitters, Inc.*	6,861	313,205

		42,733,307

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	19,226	796,533
Fossil Group, Inc.*	3,055	251,885

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hanesbrands, Inc.	27,936	$936,135
Michael Kors Holdings Ltd.*	13,993	920,040
NIKE, Inc., Class B	71,482	7,171,789
PVH Corp.	5,752	612,933
Ralph Lauren Corp.	4,199	552,168
Under Armour, Inc., Class A*	11,630	939,123
VF Corp.	23,862	1,797,047

		13,977,653

Total Consumer Discretionary		314,705,968

Consumer Staples (5.3%)
Beverages (1.0%)
Brown-Forman Corp., Class B	10,861	981,292
Coca-Cola Co.	273,895	11,106,442
Coca-Cola Enterprises, Inc.	15,124	668,481
Constellation Brands, Inc., Class A*	11,733	1,363,492
Dr. Pepper Snapple Group, Inc.	13,450	1,055,556
Molson Coors Brewing Co., Class B	11,143	829,596
Monster Beverage Corp.*	10,192	1,410,522
PepsiCo, Inc.	103,321	9,879,554

		27,294,935

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	30,667	4,645,897
CVS Health Corp.	78,430	8,094,760
Kroger Co.	34,246	2,625,298
Sysco Corp.	41,286	1,557,721
Walgreens Boots Alliance, Inc.	99,827	8,453,350
Wal-Mart Stores, Inc.	110,082	9,054,245
Whole Foods Market, Inc.	25,145	1,309,552

		35,740,823

Food Products (1.4%)
Archer-Daniels-Midland Co.	44,146	2,092,520
Campbell Soup Co.	12,285	571,867
ConAgra Foods, Inc.	29,687	1,084,466
General Mills, Inc.	42,081	2,381,785
Hershey Co.	10,313	1,040,685
Hormel Foods Corp.	9,395	534,106
J.M. Smucker Co.	7,093	820,873
Kellogg Co.	17,646	1,163,754
Keurig Green Mountain, Inc.	8,452	944,342
Kraft Foods Group, Inc.	40,983	3,570,234
McCormick & Co., Inc. (Non-Voting)	8,940	689,363
Mead Johnson Nutrition Co.	98,963	9,948,750
Mondelez International, Inc., Class A	433,057	15,629,027
Tyson Foods, Inc., Class A	20,365	779,979

		41,251,751

Household Products (0.9%)
Clorox Co.	9,144	1,009,406
Colgate-Palmolive Co.	59,430	4,120,876
Kimberly-Clark Corp.	25,473	2,728,413
Procter & Gamble Co.	234,440	19,210,014

		27,068,709

Personal Products (0.1%)
Avon Products, Inc.	171,133	1,367,353
Estee Lauder Cos., Inc., Class A	15,547	1,292,888

		2,660,241

Tobacco (0.6%)
Altria Group, Inc.	137,262	6,865,845
Lorillard, Inc.	25,096	1,640,024
Philip Morris International, Inc.	107,821	8,122,156
Reynolds American, Inc.	21,478	1,480,049

		18,108,074

Total Consumer Staples		152,124,533

Energy (5.8%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	30,287	1,925,647
Cameron International Corp.*	96,990	4,376,189
Diamond Offshore Drilling, Inc.	4,554	122,002
Ensco plc, Class A	55,275	1,164,644
FMC Technologies, Inc.*	16,036	593,492
Frank’s International N.V.	194,228	3,632,064
Halliburton Co.	115,417	5,064,498
Helmerich & Payne, Inc.	7,503	510,729
National Oilwell Varco, Inc.	28,572	1,428,314
Noble Corp. plc	16,864	240,818
Schlumberger Ltd.	120,819	10,081,137
Transocean Ltd.	24,065	353,034
Weatherford International plc*	449,005	5,522,762

		35,015,330

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	67,814	5,615,677
Apache Corp.	26,265	1,584,567
Bankers Petroleum Ltd.*	197,669	422,947
Cabot Oil & Gas Corp.	28,798	850,405
Cenovus Energy, Inc.	118,451	1,999,453
Chesapeake Energy Corp.	36,300	514,008
Chevron Corp.	241,521	25,354,874
Cimarex Energy Co.	6,106	702,739
Cobalt International Energy, Inc.*	67,224	632,578
ConocoPhillips Co.	137,933	8,587,709
CONSOL Energy, Inc.	16,156	450,591
Devon Energy Corp.	26,935	1,624,450
Enbridge, Inc.	54,400	2,638,400
EOG Resources, Inc.	62,627	5,742,270
EQT Corp.	10,587	877,345
Exxon Mobil Corp.	292,370	24,851,450
Hess Corp.	16,934	1,149,311
INPEX Corp.	42,734	471,482
Kinder Morgan, Inc.	173,772	7,308,850
Marathon Oil Corp.	47,044	1,228,319
Marathon Petroleum Corp.	19,033	1,948,789
Murphy Oil Corp.	11,653	543,030
Newfield Exploration Co.*	11,207	393,254
Noble Energy, Inc.	75,110	3,672,879
Occidental Petroleum Corp.	181,307	13,235,411
ONEOK, Inc.	14,526	700,734
Phillips 66	37,882	2,977,525
Pioneer Natural Resources Co.	10,383	1,697,724
QEP Resources, Inc.	11,296	235,522
Range Resources Corp.	11,569	602,051
Southwestern Energy Co.*	26,798	621,446
Spectra Energy Corp.	46,775	1,691,852
Tesoro Corp.	8,657	790,297
Total S.A.	72,527	3,608,314
Valero Energy Corp.	35,888	2,283,194
Williams Cos., Inc.	46,916	2,373,480

		129,982,927

Total Energy		164,998,257

Financials (12.7%)
Banks (4.8%)
Bank of America Corp.	1,545,415	23,783,937

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BB&T Corp.	50,240	$1,958,858
Citigroup, Inc.	569,251	29,327,812
Citizens Financial Group, Inc.	314,603	7,591,370
Comerica, Inc.	12,432	561,056
Fifth Third Bancorp	56,789	1,070,473
Huntington Bancshares, Inc./Ohio	56,459	623,872
JPMorgan Chase & Co.	529,774	32,093,709
KeyCorp.	59,407	841,203
M&T Bank Corp.	9,265	1,176,655
PacWest Bancorp	39,600	1,856,844
PNC Financial Services Group, Inc.	67,992	6,339,574
Regions Financial Corp.	93,600	884,520
SunTrust Banks, Inc./Georgia	36,561	1,502,291
U.S. Bancorp/Minnesota	124,149	5,421,587
Umpqua Holdings Corp.	82,800	1,422,504
Wells Fargo & Co.	385,393	20,965,379
Zions Bancorp	14,283	385,641

		137,807,285

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	3,811	818,527
Ameriprise Financial, Inc.	79,771	10,437,238
Bank of New York Mellon Corp.	77,638	3,124,153
BlackRock, Inc.	13,096	4,791,041
Charles Schwab Corp.	197,838	6,022,189
E*TRADE Financial Corp.*	20,159	575,640
Franklin Resources, Inc.	27,305	1,401,293
Goldman Sachs Group, Inc.	107,928	20,287,226
Invesco Ltd.	29,917	1,187,406
Legg Mason, Inc.	6,886	380,107
Morgan Stanley	107,461	3,835,283
Northern Trust Corp.	144,096	10,036,286
Oaktree Capital Group LLC	110,971	5,732,762
State Street Corp.	28,736	2,112,958
T. Rowe Price Group, Inc.	18,173	1,471,649

		72,213,758

Consumer Finance (0.6%)
American Express Co.	100,033	7,814,578
Capital One Financial Corp.	38,446	3,030,314
Discover Financial Services	84,496	4,761,349
Navient Corp.	28,131	571,903
Synchrony Financial*	65,600	1,990,960

		18,169,104

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	127,112	18,344,804
CME Group, Inc./Illinois	49,664	4,703,678
Intercontinental Exchange, Inc.	20,307	4,737,014
Leucadia National Corp.	21,977	489,867
McGraw Hill Financial, Inc.	19,064	1,971,218
Moody’s Corp.	36,293	3,767,213
NASDAQ OMX Group, Inc.	8,246	420,051

		34,433,845

Insurance (1.7%)
ACE Ltd.	61,239	6,827,536
Aflac, Inc.	30,592	1,958,194
Allstate Corp.	29,025	2,065,709
American International Group, Inc.	95,659	5,241,157
Aon plc	73,596	7,074,048
Assurant, Inc.	4,818	295,873
Chubb Corp.	16,091	1,626,800
Cincinnati Financial Corp.	10,298	548,677
Genworth Financial, Inc., Class A*	35,256	257,721
Hartford Financial Services Group, Inc.	29,340	1,226,999
Lincoln National Corp.	17,815	1,023,650
Loews Corp.	20,808	849,591
Marsh & McLennan Cos., Inc.	101,400	5,687,526
MetLife, Inc.	77,901	3,937,896
Principal Financial Group, Inc.	19,065	979,369
Progressive Corp.	77,276	2,101,907
Prudential Financial, Inc.	31,644	2,541,330
Torchmark Corp.	8,822	484,504
Travelers Cos., Inc.	22,399	2,422,004
Unum Group	17,576	592,838
XL Group plc	17,696	651,213

		48,394,542

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	103,046	9,701,781
Apartment Investment & Management Co. (REIT), Class A	10,893	428,748
AvalonBay Communities, Inc. (REIT)	9,204	1,603,797
Boston Properties, Inc. (REIT)	10,678	1,500,045
Crown Castle International Corp. (REIT)	81,270	6,708,026
Equity Residential (REIT)	25,357	1,974,296
Essex Property Trust, Inc. (REIT)	4,540	1,043,746
General Growth Properties, Inc. (REIT)	43,792	1,294,054
HCP, Inc. (REIT)	32,115	1,387,689
Health Care REIT, Inc. (REIT)	24,358	1,884,335
Host Hotels & Resorts, Inc. (REIT)	52,799	1,065,484
Iron Mountain, Inc. (REIT)	13,052	476,137
Kimco Realty Corp. (REIT)	28,757	772,125
Macerich Co. (REIT)	9,812	827,446
Plum Creek Timber Co., Inc. (REIT)	12,299	534,392
Prologis, Inc. (REIT)	35,696	1,554,918
Public Storage (REIT)	10,118	1,994,662
Simon Property Group, Inc. (REIT)	21,667	4,238,932
SL Green Realty Corp. (REIT)	6,875	882,612
Ventas, Inc. (REIT)	21,946	1,602,497
Vornado Realty Trust (REIT)	12,180	1,364,160
Weyerhaeuser Co. (REIT)	36,593	1,213,058

		44,052,940

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	19,498	754,768

Thrifts & Mortgage Finance (0.3%)
Essent Group Ltd.*	270,703	6,472,509
Hudson City Bancorp, Inc.	33,968	355,984
People’s United Financial, Inc.	21,775	330,980

		7,159,473

Total Financials		362,985,715

Health Care (12.3%)
Biotechnology (3.2%)
Actelion Ltd. (Registered)*	26,353	3,051,327
Agios Pharmaceuticals, Inc.*	49,800	4,696,140
Alexion Pharmaceuticals, Inc.*	14,090	2,441,797

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Amgen, Inc.	52,893	$8,454,946
Biogen, Inc.*	27,378	11,560,087
Celgene Corp.*	55,802	6,432,854
Gilead Sciences, Inc.*	222,726	21,856,102
Incyte Corp.*	126,300	11,576,658
Kite Pharma, Inc.*	55,200	3,183,936
Puma Biotechnology, Inc.*	14,100	3,329,151
Receptos, Inc.*	42,300	6,974,847
Regeneron Pharmaceuticals, Inc.*	5,142	2,321,510
Seattle Genetics, Inc.*	87,065	3,077,748
Vertex Pharmaceuticals, Inc.*	16,874	1,990,626

		90,947,729

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	105,176	4,872,804
Baxter International, Inc.	37,818	2,590,533
Becton, Dickinson and Co.	14,553	2,089,734
Boston Scientific Corp.*	92,737	1,646,082
C.R. Bard, Inc.	5,176	866,204
DENTSPLY International, Inc.	9,706	493,938
Edwards Lifesciences Corp.*	7,517	1,070,872
Intuitive Surgical, Inc.*	2,552	1,288,837
Medtronic plc	263,934	20,584,213
St. Jude Medical, Inc.	60,206	3,937,472
Stryker Corp.	20,856	1,923,966
Varian Medical Systems, Inc.*	6,976	656,372
Zimmer Holdings, Inc.	11,843	1,391,789

		43,412,816

Health Care Providers & Services (2.1%)
Aetna, Inc.	24,514	2,611,476
AmerisourceBergen Corp.	54,142	6,154,321
Anthem, Inc.	18,595	2,871,254
Cardinal Health, Inc.	23,010	2,077,113
Cigna Corp.	18,013	2,331,603
DaVita HealthCare Partners, Inc.*	12,034	978,123
Express Scripts Holding Co.*	274,518	23,819,927
HCA Holdings, Inc.*	20,520	1,543,720
Henry Schein, Inc.*	5,842	815,660
Humana, Inc.	10,428	1,856,393
Laboratory Corp. of America Holdings*	6,991	881,495
McKesson Corp.	16,230	3,671,226
Patterson Cos., Inc.	5,869	286,348
Quest Diagnostics, Inc.	10,059	773,034
Tenet Healthcare Corp.*	6,890	341,124
UnitedHealth Group, Inc.	66,473	7,863,091
Universal Health Services, Inc., Class B	6,345	746,870

		59,622,778

Health Care Technology (0.6%)
Cerner Corp.*	98,106	7,187,246
IMS Health Holdings, Inc.*	324,915	8,795,449

		15,982,695

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	23,406	972,519
PerkinElmer, Inc.	7,954	406,768
Thermo Fisher Scientific, Inc.	131,706	17,693,384
Waters Corp.*	5,792	720,061

		19,792,732

Pharmaceuticals (4.2%)
AbbVie, Inc.	111,094	6,503,443
Actavis plc*	55,267	16,448,642
Bristol-Myers Squibb Co.	115,850	7,472,325
Eli Lilly & Co.	68,151	4,951,170
Endo International plc*	12,373	1,109,858
GlaxoSmithKline plc (ADR)	112,660	5,199,259
Hospira, Inc.*	11,948	1,049,512
Johnson & Johnson	193,800	19,496,280
Mallinckrodt plc*	8,119	1,028,271
Merck & Co., Inc.	197,822	11,370,809
Mylan N.V.*	25,991	1,542,566
Perrigo Co. plc	9,814	1,624,708
Pfizer, Inc.	734,125	25,540,209
Valeant Pharmaceuticals International, Inc.*	32,925	6,539,563
Zoetis, Inc.	244,607	11,322,858

		121,199,473

Total Health Care		350,958,223

Industrials (8.5%)
Aerospace & Defense (2.3%)
B/E Aerospace, Inc.	55,336	3,520,476
Boeing Co.	115,945	17,401,026
General Dynamics Corp.	21,964	2,981,174
Hexcel Corp.	105,625	5,431,237
Honeywell International, Inc.	109,252	11,396,076
L-3 Communications Holdings, Inc.	5,752	723,544
Lockheed Martin Corp.	18,697	3,794,743
Northrop Grumman Corp.	13,852	2,229,618
Precision Castparts Corp.	9,881	2,075,010
Raytheon Co.	21,420	2,340,135
Rockwell Collins, Inc.	9,267	894,729
Textron, Inc.	19,296	855,392
TransDigm Group, Inc.	15,200	3,324,544
United Technologies Corp.	57,597	6,750,368

		63,718,072

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	10,200	746,844
Expeditors International of Washington, Inc.	13,365	643,926
FedEx Corp.	18,365	3,038,489
United Parcel Service, Inc., Class B	48,438	4,695,580

		9,124,839

Airlines (0.4%)
American Airlines Group, Inc.	143,968	7,598,631
Delta Air Lines, Inc.	57,391	2,580,299
Southwest Airlines Co.	47,117	2,087,283

		12,266,213

Building Products (0.2%)
Allegion plc	6,737	412,102
Continental Building Products, Inc.*	131,987	2,981,587
Masco Corp.	24,430	652,281

		4,045,970

Commercial Services & Supplies (0.7%)
ADT Corp.	11,968	496,911
Cintas Corp.	6,788	554,104
Covanta Holding Corp.	365,476	8,197,627
Pitney Bowes, Inc.	14,221	331,634
Rentokil Initial plc	2,015,803	4,083,541
Republic Services, Inc.	17,472	708,664
Stericycle, Inc.*	5,921	831,486
Tyco International plc	29,277	1,260,668
Waste Connections, Inc.	49,163	2,366,707

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	29,762	$1,613,993

		20,445,335

Construction & Engineering (0.1%)
Fluor Corp.	10,301	588,805
Jacobs Engineering Group, Inc.*	8,953	404,317
MasTec, Inc.*	111,866	2,159,014
Quanta Services, Inc.*	14,739	420,504

		3,572,640

Electrical Equipment (0.6%)
AMETEK, Inc.	16,865	886,087
Eaton Corp. plc	104,249	7,082,677
Emerson Electric Co.	47,759	2,704,115
Polypore International, Inc.*	66,519	3,917,969
Rockwell Automation, Inc.	9,445	1,095,525
Sensata Technologies Holding N.V.*	21,300	1,223,685

		16,910,058

Industrial Conglomerates (1.7%)
3M Co.	44,242	7,297,718
Danaher Corp.	92,829	7,881,182
General Electric Co.	1,296,675	32,170,507
Roper Industries, Inc.	6,995	1,203,140

		48,552,547

Machinery (1.1%)
Allison Transmission Holdings, Inc.	140,496	4,487,442
Caterpillar, Inc.	42,250	3,381,268
Cummins, Inc.	11,739	1,627,495
Deere & Co.	23,663	2,075,008
Dover Corp.	11,340	783,821
Flowserve Corp.	9,347	528,012
IDEX Corp.	31,337	2,376,285
Illinois Tool Works, Inc.	24,332	2,363,611
Ingersoll-Rand plc	18,354	1,249,540
Joy Global, Inc.	6,675	261,527
PACCAR, Inc.	24,710	1,560,189
Pall Corp.	7,434	746,299
Parker-Hannifin Corp.	9,929	1,179,367
Pentair plc	116,716	7,340,269
Snap-on, Inc.	4,055	596,328
Stanley Black & Decker, Inc.	10,972	1,046,290
Xylem, Inc.	12,761	446,890

		32,049,641

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,533	325,136
Equifax, Inc.	8,328	774,504
Nielsen N.V.	209,275	9,327,387
Robert Half International, Inc.	9,419	570,038
Towers Watson & Co., Class A	24,000	3,172,440

		14,169,505

Road & Rail (0.5%)
CSX Corp.	69,042	2,286,671
Kansas City Southern	7,696	785,608
Norfolk Southern Corp.	21,427	2,205,267
Ryder System, Inc.	3,743	355,173
Union Pacific Corp.	61,426	6,653,050

		12,285,769

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,948	785,110
Fly Leasing Ltd. (ADR)	87,592	1,275,340
United Rentals, Inc.*	6,728	613,324
W.W. Grainger, Inc.	4,184	986,629

		3,660,403

Total Industrials		240,800,992

Information Technology (13.2%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	355,801	9,793,423
F5 Networks, Inc.*	5,060	581,597
Harris Corp.	7,257	571,561
Juniper Networks, Inc.	25,247	570,077
Motorola Solutions, Inc.	13,290	886,044
QUALCOMM, Inc.	210,674	14,608,135

		27,010,837

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	21,621	1,274,125
CDW Corp.	167,138	6,224,219
Corning, Inc.	88,613	2,009,743
FLIR Systems, Inc.	9,662	302,227
Jabil Circuit, Inc.	328,683	7,684,609
TE Connectivity Ltd.	28,314	2,027,849

		19,522,772

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	12,465	885,576
eBay, Inc.*	76,750	4,426,940
Equinix, Inc. (REIT)	3,937	916,730
Facebook, Inc., Class A*	146,319	12,029,617
Google, Inc., Class A*	23,940	13,279,518
Google, Inc., Class C*	54,446	29,836,408
Marin Software, Inc.*	269,373	1,694,356
VeriSign, Inc.*	59,105	3,958,262
Yahoo!, Inc.*	60,680	2,696,316

		69,723,723

IT Services (1.8%)
Accenture plc, Class A	78,733	7,376,495
Alliance Data Systems Corp.*	4,383	1,298,464
Automatic Data Processing, Inc.	33,118	2,836,226
Cognizant Technology Solutions Corp., Class A*	42,490	2,650,951
Computer Sciences Corp.	9,832	641,833
Fidelity National Information Services, Inc.	19,869	1,352,284
Fiserv, Inc.*	16,637	1,320,978
International Business Machines Corp.	64,071	10,283,395
Jack Henry & Associates, Inc.	32,059	2,240,603
MasterCard, Inc., Class A	68,040	5,877,976
Paychex, Inc.	22,780	1,130,230
Teradata Corp.*	10,117	446,564
Total System Services, Inc.	11,607	442,807
Visa, Inc., Class A	194,560	12,726,170
Western Union Co.	36,358	756,610
Xerox Corp.	72,864	936,302

		52,317,888

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	20,903	896,948
Analog Devices, Inc.	21,721	1,368,423
Applied Materials, Inc.	85,640	1,932,038
ARM Holdings plc (ADR)	32,100	1,582,530
ASML Holding N.V. (N.Y. Shares)	58,441	5,904,294
Avago Technologies Ltd.	62,985	7,997,835
Broadcom Corp., Class A	174,939	7,573,984
First Solar, Inc.*	5,309	317,425

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	330,099	$10,322,196
KLA-Tencor Corp.	11,279	657,453
Lam Research Corp.	11,105	779,960
Linear Technology Corp.	16,672	780,250
Microchip Technology, Inc.	14,041	686,605
Micron Technology, Inc.*	121,859	3,306,035
NVIDIA Corp.	35,991	753,112
ON Semiconductor Corp.*	220,254	2,667,276
Skyworks Solutions, Inc.	13,301	1,307,355
Texas Instruments, Inc.	192,174	10,989,470
Xilinx, Inc.	18,135	767,110

		60,590,299

Software (2.5%)
Activision Blizzard, Inc.	335,669	7,628,078
Adobe Systems, Inc.*	33,169	2,452,516
Autodesk, Inc.*	15,801	926,571
CA, Inc.	22,222	724,659
Citrix Systems, Inc.*	11,140	711,512
Electronic Arts, Inc.*	21,672	1,274,639
Intuit, Inc.	19,288	1,870,164
Microsoft Corp.	571,804	23,246,691
Mobileye N.V.*	24,000	1,008,720
Oracle Corp.	573,147	24,731,293
Red Hat, Inc.*	12,784	968,388
Salesforce.com, Inc.*	42,173	2,817,578
Symantec Corp.	47,562	1,111,286
Tableau Software, Inc., Class A*	16,800	1,554,336
Workday, Inc., Class A*	5,702	481,306

		71,507,737

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	468,221	58,260,739
EMC Corp.	138,570	3,541,849
Hewlett-Packard Co.	126,684	3,947,474
NetApp, Inc.	144,598	5,127,445
SanDisk Corp.	14,847	944,566
Seagate Technology plc	22,885	1,190,707
Western Digital Corp.	15,137	1,377,618

		74,390,398

Total Information Technology		375,063,654

Materials (2.5%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	13,442	2,033,506
Airgas, Inc.	4,713	500,096
CF Industries Holdings, Inc.	3,339	947,208
Dow Chemical Co.	75,850	3,639,283
E.I. du Pont de Nemours & Co.	63,107	4,510,257
Eastman Chemical Co.	10,361	717,603
Ecolab, Inc.	18,772	2,147,141
FMC Corp.	9,308	532,883
International Flavors & Fragrances, Inc.	5,638	661,901
LyondellBasell Industries N.V., Class A	53,003	4,653,663
Monsanto Co.	139,780	15,730,841
Mosaic Co.	118,543	5,460,091
Orion Engineered Carbons S.A.	218,088	3,925,584
PPG Industries, Inc.	9,483	2,138,796
Praxair, Inc.	37,929	4,579,548
Sherwin-Williams Co.	5,622	1,599,459
Sigma-Aldrich Corp.	8,325	1,150,931

		54,928,791

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	4,315	603,237
Vulcan Materials Co.	9,208	776,234

		1,379,471

Containers & Packaging (0.1%)
Avery Dennison Corp.	6,248	330,582
Ball Corp.	9,573	676,237
MeadWestvaco Corp.	11,671	582,033
Owens-Illinois, Inc.*	11,305	263,632
Sealed Air Corp.	14,648	667,363

		2,519,847

Metals & Mining (0.4%)
Alcoa, Inc.	85,191	1,100,668
Allegheny Technologies, Inc.	57,408	1,722,814
Barrick Gold Corp.	23,356	255,982
Freeport-McMoRan, Inc.	92,231	1,747,778
Horsehead Holding Corp.*	226,451	2,866,870
Newmont Mining Corp.	34,771	754,878
Nucor Corp.	38,048	1,808,421

		10,257,411

Paper & Forest Products (0.1%)
International Paper Co.	29,472	1,635,401

Total Materials		70,720,921

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	361,755	11,811,301
CenturyLink, Inc.	39,484	1,364,172
Frontier Communications Corp.	70,072	494,007
Level 3 Communications, Inc.*	19,990	1,076,262
Verizon Communications, Inc.	335,832	16,331,510
Windstream Holdings, Inc.	42,637	315,514
Zayo Group Holdings, Inc.*	281,794	7,878,960

		39,271,726

Wireless Telecommunication Services (0.4%)
China Mobile Ltd.	483,967	6,308,491
SoftBank Corp.	98,951	5,751,974

		12,060,465

Total Telecommunication Services		51,332,191

Utilities (2.1%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	34,127	1,919,644
Duke Energy Corp.	49,317	3,786,559
Edison International	22,709	1,418,631
Entergy Corp.	12,580	974,824
Eversource Energy	22,081	1,115,532
Exelon Corp.	112,431	3,778,806
FirstEnergy Corp.	29,357	1,029,256
ITC Holdings Corp.	184,113	6,891,350
NextEra Energy, Inc.	30,909	3,216,082
Pepco Holdings, Inc.	17,649	473,523
Pinnacle West Capital Corp.	7,732	492,915
PPL Corp.	46,488	1,564,786
Southern Co.	63,419	2,808,193
Xcel Energy, Inc.	35,267	1,227,644

		30,697,745

Gas Utilities (0.0%)
AGL Resources, Inc.	8,408	417,457

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	222,986	$2,865,370
Calpine Corp.*	56,959	1,302,652
Dynegy, Inc.*	109,146	3,430,459
NextEra Energy Partners LP	47,300	2,072,686
NRG Energy, Inc.	108,384	2,730,193

		12,401,360

Multi-Utilities (0.6%)
Ameren Corp.	16,912	713,686
CenterPoint Energy, Inc.	29,958	611,443
CMS Energy Corp.	19,200	670,272
Consolidated Edison, Inc.	20,414	1,245,254
Dominion Resources, Inc.	40,994	2,905,245
DTE Energy Co.	12,353	996,764
Integrys Energy Group, Inc.	5,484	394,958
NiSource, Inc.	22,040	973,286
PG&E Corp.	33,205	1,762,189
Public Service Enterprise Group, Inc.	35,281	1,478,980
SCANA Corp.	9,961	547,755
Sempra Energy	31,639	3,449,284
TECO Energy, Inc.	16,620	322,428
Wisconsin Energy Corp.	15,718	778,041

		16,849,585

Total Utilities		60,366,147

Total Common Stocks (75.2%) (Cost $1,517,714,363)		2,144,056,601

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.8%)
iShares® Core S&P 500 ETF	260,644	54,169,642
iShares® Morningstar Large-Cap ETF	155,202	18,836,867
iShares® Morningstar Large-Cap Growth ETF	60,098	7,102,382
iShares® Morningstar Large-Cap Value ETF	4,263	357,239
iShares® Russell 1000 ETF	233,799	27,085,614
iShares® Russell 1000 Growth ETF	63,997	6,330,583
iShares® Russell 1000 Value ETF	10,325	1,064,301
iShares® S&P 100 ETF	74,915	6,761,828
iShares® S&P 500 Growth ETF	50,248	5,725,760
iShares® S&P 500 Value ETF	6,446	596,642
Vanguard Growth ETF	73,400	7,678,374
Vanguard Large-Cap ETF	289,413	27,552,118
Vanguard Value ETF	6,700	560,790

Total Investment Companies (5.8%) (Cost $112,595,694)		163,822,140

Total Investments (81.0%) (Cost $1,630,310,057)		2,307,878,741
Other Assets Less Liabilities (19.0%)		542,221,454

Net Assets (100%)		$2,850,100,195

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	5,023	June-15	$511,203,043	$517,569,920	$6,366,877

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$314,705,968	$—	$—	$314,705,968
Consumer Staples	152,124,533	—	—	152,124,533
Energy	160,918,461	4,079,796	—	164,998,257
Financials	362,985,715	—	—	362,985,715
Health Care	347,906,896	3,051,327	—	350,958,223
Industrials	236,717,451	4,083,541	—	240,800,992
Information Technology	375,063,654	—	—	375,063,654
Materials	70,720,921	—	—	70,720,921
Telecommunication Services	39,271,726	12,060,465	—	51,332,191
Utilities	60,366,147	—	—	60,366,147
Futures	6,366,877	—	—	6,366,877
Investment Companies
Exchange Traded Funds (ETFs)	163,822,140	—	—	163,822,140

Total Assets	$2,290,970,489	$23,275,129	$—	$2,314,245,618

Total Liabilities	$—	$—	$—	$—

Total	$2,290,970,489	$23,275,129	$—	$2,314,245,618

There were no transfers between Levels 1, 2 or 3 during three months ended March 31, 2015.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700,782,736
Aggregate gross unrealized depreciation	(26,111,974)

Net unrealized appreciation	$674,670,762

Federal income tax cost of investments	$1,633,207,979

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.4%)
BorgWarner, Inc.	89,813	$5,431,890
Delphi Automotive plc	104,070	8,298,542
Gentex Corp.	39,877	729,749
Goodyear Tire & Rubber Co.	63,848	1,729,004
Johnson Controls, Inc.	41,123	2,074,244
Lear Corp.	15,104	1,673,825

		19,937,254

Automobiles (0.2%)
Harley-Davidson, Inc.	50,634	3,075,509
Tesla Motors, Inc.*	49,670	9,376,206
Thor Industries, Inc.	10,672	674,577

		13,126,292

Distributors (0.1%)
Genuine Parts Co.	33,338	3,106,768
LKQ Corp.*	70,002	1,789,251

		4,896,019

Diversified Consumer Services (0.2%)
H&R Block, Inc.	63,588	2,039,267
Service Corp. International	38,536	1,003,863
ServiceMaster Global Holdings, Inc.*	271,758	9,171,833

		12,214,963

Hotels, Restaurants & Leisure (2.3%)
Aramark	9,076	287,074
Brinker International, Inc.	15,066	927,463
Chipotle Mexican Grill, Inc.*	17,959	11,683,048
Choice Hotels International, Inc.	622	39,851
Domino’s Pizza, Inc.	12,902	1,297,296
Dunkin’ Brands Group, Inc.	22,715	1,080,325
Hilton Worldwide Holdings, Inc.*	215,889	6,394,632
Hyatt Hotels Corp., Class A*	589	34,881
Las Vegas Sands Corp.	137,525	7,569,376
Marriott International, Inc., Class A	42,453	3,409,825
McDonald’s Corp.	229,162	22,329,545
MGM Resorts International*	255,924	5,382,082
Norwegian Cruise Line Holdings Ltd.*	19,487	1,052,493
Panera Bread Co., Class A*	5,681	908,932
Restaurant Brands International, Inc.	46,658	1,792,134
SeaWorld Entertainment, Inc.	15,756	303,776
Six Flags Entertainment Corp.	16,905	818,371
Starbucks Corp.	455,727	43,157,347
Starwood Hotels & Resorts Worldwide, Inc.	18,595	1,552,682
Wyndham Worldwide Corp.	27,995	2,532,708
Wynn Macau Ltd.	924,400	1,989,236
Wynn Resorts Ltd.	53,931	6,788,834
Yum! Brands, Inc.	102,337	8,055,969

		129,387,880

Household Durables (0.3%)
D.R. Horton, Inc.	6,772	192,866
GoPro, Inc., Class A*	2,917	126,627
Harman International Industries, Inc.	15,793	2,110,419
Jarden Corp.*	115,169	6,092,440
Leggett & Platt, Inc.	15,891	732,416
Lennar Corp., Class A	2,712	140,509
Newell Rubbermaid, Inc.	38,054	1,486,770
NVR, Inc.*	973	1,292,786
Tempur Sealy International, Inc.*	14,104	814,365
Tupperware Brands Corp.	11,704	807,810
Whirlpool Corp.	1,660	335,420

		14,132,428

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	168,814	62,815,690
Ctrip.com International Ltd. (ADR)*	10,405	609,941
Expedia, Inc.	23,461	2,208,384
Groupon, Inc.*	111,606	804,679
HomeAway, Inc.*	20,072	605,572
Liberty Interactive Corp.*	56,913	1,661,291
Liberty TripAdvisor Holdings, Inc.*	17,103	543,704
Liberty Ventures*	33,274	1,397,841
Netflix, Inc.*	23,570	9,821,383
Priceline Group, Inc.*	25,695	29,912,834
TripAdvisor, Inc.*	25,829	2,148,198
Vipshop Holdings Ltd. (ADR)*	197,000	5,799,680
zulily, Inc., Class A*	3,302	42,893

		118,372,090

Leisure Products (0.2%)
Hasbro, Inc.	22,626	1,430,868
Mattel, Inc.	28,489	650,974
Polaris Industries, Inc.	52,729	7,440,062

		9,521,904

Media (3.8%)
AMC Networks, Inc., Class A*	13,842	1,060,851
Cablevision Systems Corp. - New York Group, Class A	45,358	830,051
CBS Corp. (Non-Voting), Class B	104,523	6,337,230
Charter Communications, Inc., Class A*	18,399	3,553,031
Cinemark Holdings, Inc.	26,763	1,206,208
Clear Channel Outdoor Holdings, Inc., Class A	5,037	50,974
Comcast Corp., Class A	813,352	45,929,987
DIRECTV*	108,449	9,229,010
Discovery Communications, Inc., Class A*	53,229	1,637,324
Discovery Communications, Inc., Class C*	53,229	1,568,925
DISH Network Corp., Class A*	36,249	2,539,605
Interpublic Group of Cos., Inc.	98,244	2,173,157
Liberty Global plc*	204,066	10,164,527
Lions Gate Entertainment Corp.	18,670	633,286
Live Nation Entertainment, Inc.*	17,037	429,844
Morningstar, Inc.	4,488	336,196
Omnicom Group, Inc.	59,924	4,672,874
Regal Entertainment Group, Class A	5,196	118,677
Scripps Networks Interactive, Inc., Class A	22,625	1,551,170
Sirius XM Holdings, Inc.*	601,180	2,296,508
Starz, Class A*	17,847	614,115
Time Warner Cable, Inc.	99,217	14,870,644
Time Warner, Inc.	88,050	7,434,942

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Twenty-First Century Fox, Inc., Class A	325,396	$11,011,401
Viacom, Inc., Class B	94,137	6,429,557
Walt Disney Co.	682,437	71,580,817

		208,260,911

Multiline Retail (0.6%)
Big Lots, Inc.	3,529	169,498
Dillard’s, Inc., Class A	3,782	516,281
Dollar General Corp.*	54,696	4,122,984
Dollar Tree, Inc.*	248,102	20,132,237
Family Dollar Stores, Inc.	20,921	1,657,780
Kohl’s Corp.	2,528	197,816
Macy’s, Inc.	61,022	3,960,938
Nordstrom, Inc.	32,148	2,582,127
Sears Holdings Corp.*	4,575	189,314
Target Corp.	14,845	1,218,329

		34,747,304

Specialty Retail (3.0%)
Aaron’s, Inc.	2,916	82,552
Abercrombie & Fitch Co., Class A	2,624	57,833
Advance Auto Parts, Inc.	62,078	9,292,456
AutoNation, Inc.*	15,989	1,028,572
AutoZone, Inc.*	16,548	11,288,384
Bed Bath & Beyond, Inc.*	18,172	1,395,155
Best Buy Co., Inc.	19,920	752,777
Cabela’s, Inc.*	1,452	81,283
CarMax, Inc.*	102,752	7,090,916
Chico’s FAS, Inc.	15,557	275,203
CST Brands, Inc.	14,965	655,916
Dick’s Sporting Goods, Inc.	3,794	216,220
Foot Locker, Inc.	4,881	307,503
GameStop Corp., Class A	1,414	53,675
Gap, Inc.	58,166	2,520,333
GNC Holdings, Inc., Class A	21,117	1,036,211
Home Depot, Inc.	444,023	50,445,453
L Brands, Inc.	20,123	1,897,398
Lowe’s Cos., Inc.	411,016	30,575,480
Michaels Cos., Inc.*	4,406	119,226
Murphy USA, Inc.*	5,047	365,251
O’Reilly Automotive, Inc.*	24,596	5,318,639
Penske Automotive Group, Inc.	4,301	221,459
Ross Stores, Inc.	77,689	8,185,313
Sally Beauty Holdings, Inc.*	27,828	956,448
Signet Jewelers Ltd.	12,781	1,773,875
Tiffany & Co.	26,156	2,301,990
TJX Cos., Inc.	162,370	11,374,019
Tractor Supply Co.	93,656	7,966,379
Ulta Salon Cosmetics & Fragrance, Inc.*	14,915	2,249,928
Urban Outfitters, Inc.*	17,073	779,382
Williams-Sonoma, Inc.	87,288	6,957,727

		167,622,956

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	87,504	8,091,495
Coach, Inc.	63,577	2,633,995
Deckers Outdoor Corp.*	8,033	585,365
Fossil Group, Inc.*	10,224	842,969
Hanesbrands, Inc.	246,260	8,252,172
Kate Spade & Co.*	29,354	980,130
Michael Kors Holdings Ltd.*	47,370	3,114,577
NIKE, Inc., Class B	405,279	40,661,642
PVH Corp.	16,714	1,781,044
Ralph Lauren Corp.	10,298	1,354,187
Under Armour, Inc., Class A*	194,613	15,715,000
VF Corp.	79,990	6,024,047

		90,036,623

Total Consumer Discretionary		822,256,624

Consumer Staples (5.4%)
Beverages (1.7%)
Brown-Forman Corp., Class B	35,676	3,223,327
Coca-Cola Co.	920,555	37,328,505
Coca-Cola Enterprises, Inc.	54,772	2,420,922
Constellation Brands, Inc., Class A*	97,557	11,337,099
Dr. Pepper Snapple Group, Inc.	45,534	3,573,508
Monster Beverage Corp.*	33,197	4,594,299
PepsiCo, Inc.	351,490	33,609,474

		96,087,134

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	112,661	17,067,578
CVS Health Corp.	190,384	19,649,533
Kroger Co.	118,143	9,056,843
Rite Aid Corp.*	151,354	1,315,266
Sprouts Farmers Market, Inc.*	22,670	798,664
Sysco Corp.	50,834	1,917,967
Walgreens Boots Alliance, Inc.	218,790	18,527,137
Wal-Mart Stores, Inc.	37,682	3,099,345
Whole Foods Market, Inc.	37,079	1,931,074

		73,363,407

Food Products (0.8%)
Archer-Daniels-Midland Co.	14,879	705,264
Campbell Soup Co.	26,796	1,247,354
Flowers Foods, Inc.	39,869	906,621
General Mills, Inc.	142,474	8,064,028
Hain Celestial Group, Inc.*	21,294	1,363,881
Hershey Co.	34,668	3,498,348
Hormel Foods Corp.	31,029	1,763,999
Ingredion, Inc.	2,540	197,663
Kellogg Co.	54,309	3,581,678
Keurig Green Mountain, Inc.	32,792	3,663,850
Kraft Foods Group, Inc.	138,023	12,023,874
McCormick & Co., Inc. (Non-Voting)	30,262	2,333,503
Mead Johnson Nutrition Co.	46,860	4,710,836
Pilgrim’s Pride Corp.	2,082	47,032
Tyson Foods, Inc., Class A	4,189	160,439
WhiteWave Foods Co.*	40,327	1,788,099

		46,056,469

Household Products (0.5%)
Church & Dwight Co., Inc.	31,516	2,692,097
Clorox Co.	24,718	2,728,620
Colgate-Palmolive Co.	189,737	13,156,364
Kimberly-Clark Corp.	72,423	7,757,227
Procter & Gamble Co.	35,765	2,930,584
Spectrum Brands Holdings, Inc.	4,927	441,262

		29,706,154

Personal Products (0.2%)
Avon Products, Inc.	41,154	328,821
Coty, Inc., Class A*	11,800	286,386
Estee Lauder Cos., Inc., Class A	78,475	6,525,981
Herbalife Ltd.*	17,657	755,013

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	13,678	$823,552

		8,719,753

Tobacco (0.9%)
Altria Group, Inc.	435,686	21,793,014
Lorillard, Inc.	84,059	5,493,255
Philip Morris International, Inc.	214,061	16,125,215
Reynolds American, Inc.	54,047	3,724,379

		47,135,863

Total Consumer Staples		301,068,780

Energy (2.5%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.	3,494	98,216
Baker Hughes, Inc.	8,397	533,881
Cameron International Corp.*	28,791	1,299,050
Dresser-Rand Group, Inc.*	17,739	1,425,329
Dril-Quip, Inc.*	9,050	618,929
FMC Technologies, Inc.*	54,539	2,018,488
Frank’s International N.V.	1,171	21,898
Halliburton Co.	195,807	8,592,011
Helmerich & Payne, Inc.	15,172	1,032,758
Nabors Industries Ltd.	7,342	100,218
National Oilwell Varco, Inc.	8,464	423,115
Oceaneering International, Inc.	23,174	1,249,774
Patterson-UTI Energy, Inc.	17,054	320,189
RPC, Inc.	13,602	174,242
Schlumberger Ltd.	301,528	25,159,496
Seadrill Ltd.	24,053	224,896
Seventy Seven Energy, Inc.*	2,214	9,188
Superior Energy Services, Inc.	2,655	59,313
Unit Corp.*	816	22,832

		43,383,823

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.	8,553	708,274
Antero Resources Corp.*	12,309	434,754
Cabot Oil & Gas Corp.	96,763	2,857,411
Cheniere Energy, Inc.*	98,132	7,595,417
Chesapeake Energy Corp.	28,109	398,023
Cimarex Energy Co.	2,417	278,172
Cobalt International Energy, Inc.*	73,968	696,039
Concho Resources, Inc.*	33,637	3,899,201
Continental Resources, Inc.*	55,358	2,417,484
CVR Energy, Inc.	1,605	68,309
EOG Resources, Inc.	136,609	12,525,679
EQT Corp.	69,862	5,789,464
Gulfport Energy Corp.*	16,035	736,167
HollyFrontier Corp.	8,443	340,000
Kinder Morgan, Inc.	86,910	3,655,435
Kosmos Energy Ltd.*	23,923	189,231
Laredo Petroleum Holdings, Inc.*	21,967	286,450
Marathon Petroleum Corp.	41,114	4,209,662
Memorial Resource Development Corp.*	6,818	120,951
Noble Energy, Inc.	63,682	3,114,050
Oasis Petroleum, Inc.*	30,843	438,587
ONEOK, Inc.	25,553	1,232,677
PBF Energy, Inc., Class A	4,701	159,458
Phillips 66	53,793	4,228,130
Pioneer Natural Resources Co.	107,337	17,550,673
QEP Resources, Inc.	5,700	118,845
Range Resources Corp.	84,027	4,372,765
Sanchez Energy Corp.*	123,161	1,602,325
SM Energy Co.	15,560	804,141
Southwestern Energy Co.*	88,347	2,048,767
Targa Resources Corp.	11,084	1,061,736
Teekay Corp.	4,714	219,531
Tesoro Corp.	12,898	1,177,458
Ultra Petroleum Corp.*	11,384	177,932
Valero Energy Corp.	29,577	1,881,689
Whiting Petroleum Corp.*	13,805	426,574
Williams Cos., Inc.	173,195	8,761,935
World Fuel Services Corp.	3,552	204,169

		96,787,565

Total Energy		140,171,388

Financials (4.3%)
Banks (0.0%)
Signature Bank/New York*	10,818	1,401,796
SVB Financial Group*	1,095	139,109

		1,540,905

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	50,636	10,875,600
Ameriprise Financial, Inc.	15,411	2,016,375
Artisan Partners Asset Management, Inc., Class A	6,376	289,853
BlackRock, Inc.	17,792	6,509,025
Charles Schwab Corp.	584,203	17,783,139
Eaton Vance Corp.	27,908	1,162,089
Federated Investors, Inc., Class B	16,025	543,087
Franklin Resources, Inc.	75,161	3,857,263
Invesco Ltd.	15,360	609,638
Lazard Ltd., Class A	28,653	1,506,861
Legg Mason, Inc.	9,444	521,309
LPL Financial Holdings, Inc.	20,283	889,612
Morgan Stanley	165,000	5,888,850
NorthStar Asset Management Group, Inc.	8,843	206,396
Raymond James Financial, Inc.	132,075	7,499,219
SEI Investments Co.	236,129	10,410,928
State Street Corp.	48,300	3,551,499
T. Rowe Price Group, Inc.	60,919	4,933,221
TD Ameritrade Holding Corp.	132,027	4,919,326
Waddell & Reed Financial, Inc., Class A	19,770	979,406

		84,952,696

Consumer Finance (0.4%)
Ally Financial, Inc.*	56,122	1,177,440
American Express Co.	210,319	16,430,120
Santander Consumer USA Holdings, Inc.	1,541	35,659
SLM Corp.*	33,376	309,729
Synchrony Financial*	21,553	654,133

		18,607,081

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	19,941	1,144,713
Intercontinental Exchange, Inc.	75,096	17,517,644
Leucadia National Corp.	14,034	312,818
McGraw Hill Financial, Inc.	173,933	17,984,672
Moody’s Corp.	41,481	4,305,728
MSCI, Inc.	11,995	735,413

		42,000,988

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.2%)
American Financial Group, Inc./Ohio	2,637	$169,164
Aon plc	49,939	4,800,137
Arthur J. Gallagher & Co.	34,429	1,609,556
Brown & Brown, Inc.	1,735	57,446
Erie Indemnity Co., Class A	5,671	494,851
Marsh & McLennan Cos., Inc.	85,890	4,817,570
Reinsurance Group of America, Inc.	4,458	415,441

		12,364,165

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	180,186	16,964,512
Apartment Investment & Management Co. (REIT), Class A	20,506	807,116
Boston Properties, Inc. (REIT)	4,261	598,585
Columbia Property Trust, Inc. (REIT)	4,681	126,481
Crown Castle International Corp. (REIT)	150,919	12,456,854
Equity LifeStyle Properties, Inc. (REIT)	13,995	769,025
Extra Space Storage, Inc. (REIT)	26,887	1,816,755
Federal Realty Investment Trust (REIT)	10,359	1,524,948
Gaming and Leisure Properties, Inc. (REIT)	3,519	129,746
Health Care REIT, Inc. (REIT)	42,617	3,296,851
Healthcare Trust of America, Inc. (REIT), Class A	3,565	99,321
Iron Mountain, Inc. (REIT)	38,328	1,398,205
Lamar Advertising Co. (REIT), Class A	18,426	1,092,109
NorthStar Realty Finance Corp. (REIT)	11,159	202,201
Omega Healthcare Investors, Inc. (REIT)	10,091	409,392
Outfront Media, Inc. (REIT)	2,396	71,688
Paramount Group, Inc. (REIT)	565	10,905
Plum Creek Timber Co., Inc. (REIT)	19,800	860,310
Public Storage (REIT)	30,734	6,058,901
Rayonier, Inc. (REIT)	3,756	101,262
Simon Property Group, Inc. (REIT)	53,732	10,512,128
Tanger Factory Outlet Centers, Inc. (REIT)	13,188	463,822
Taubman Centers, Inc. (REIT)	13,705	1,057,067
Urban Edge Properties (REIT)	5,225	123,833
Ventas, Inc. (REIT)	32,273	2,356,574
Vornado Realty Trust (REIT)	9,780	1,095,360
Weyerhaeuser Co. (REIT)	12,822	425,049
WP GLIMCHER, Inc. (REIT)	6,065	100,861

		64,929,861

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	162,206	6,278,994
Howard Hughes Corp.*	20,007	3,101,485
Jones Lang LaSalle, Inc.	2,761	470,475
Realogy Holdings Corp.*	14,679	667,601

		10,518,555

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	4,845	120,011
Ocwen Financial Corp.*	21,552	177,804

		297,815

Total Financials		235,212,066

Health Care (13.6%)
Biotechnology (5.8%)
Alexion Pharmaceuticals, Inc.*	91,736	15,897,849
Alkermes plc*	28,687	1,749,046
Alnylam Pharmaceuticals, Inc.*	13,963	1,458,017
Amgen, Inc.	166,387	26,596,962
Biogen, Inc.*	190,711	80,525,813
BioMarin Pharmaceutical, Inc.*	63,749	7,944,400
Celgene Corp.*	458,435	52,848,387
Gilead Sciences, Inc.*	698,522	68,545,964
Incyte Corp.*	74,635	6,841,044
Intercept Pharmaceuticals, Inc.*	3,021	851,982
Juno Therapeutics, Inc.*	1,731	105,003
Medivation, Inc.*	17,746	2,290,476
Myriad Genetics, Inc.*	15,226	539,000
Pharmacyclics, Inc.*	39,394	10,082,894
Regeneron Pharmaceuticals, Inc.*	27,382	12,362,425
Seattle Genetics, Inc.*	23,457	829,205
United Therapeutics Corp.*	11,124	1,918,167
Vertex Pharmaceuticals, Inc.*	232,474	27,424,958

		318,811,592

Health Care Equipment & Supplies (0.9%)
Align Technology, Inc.*	18,934	1,018,365
Baxter International, Inc.	125,804	8,617,574
Becton, Dickinson and Co.	44,796	6,432,258
Boston Scientific Corp.*	29,163	517,643
C.R. Bard, Inc.	17,682	2,959,083
Cooper Cos., Inc.	8,225	1,541,529
DENTSPLY International, Inc.	10,233	520,757
Edwards Lifesciences Corp.*	24,462	3,484,856
Halyard Health, Inc.*	9,062	445,850
Hill-Rom Holdings, Inc.	989	48,461
Hologic, Inc.*	18,064	596,564
IDEXX Laboratories, Inc.*	11,058	1,708,240
Intuitive Surgical, Inc.*	20,219	10,211,202
ResMed, Inc.	32,542	2,335,865
Sirona Dental Systems, Inc.*	8,238	741,338
St. Jude Medical, Inc.	42,444	2,775,838
Stryker Corp.	46,456	4,285,566
Varian Medical Systems, Inc.*	24,106	2,268,133
Zimmer Holdings, Inc.	2,922	343,393

		50,852,515

Health Care Providers & Services (2.6%)
Aetna, Inc.	24,697	2,630,972
AmerisourceBergen Corp.	52,364	5,952,216
Anthem, Inc.	18,400	2,841,144
Brookdale Senior Living, Inc.*	39,822	1,503,679
Cardinal Health, Inc.	6,394	577,186
Catamaran Corp.*	47,967	2,855,955
Centene Corp.*	26,754	1,891,240
Cigna Corp.	4,862	629,337
Community Health Systems, Inc.*	130,360	6,815,221
DaVita HealthCare Partners, Inc.*	86,915	7,064,451

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Envision Healthcare Holdings, Inc.*	200,754	$7,698,916
Express Scripts Holding Co.*	147,357	12,786,167
HCA Holdings, Inc.*	272,757	20,519,509
Henry Schein, Inc.*	19,794	2,763,638
Humana, Inc.	26,500	4,717,530
Laboratory Corp. of America Holdings*	11,025	1,390,142
McKesson Corp.	142,778	32,296,384
MEDNAX, Inc.*	15,223	1,103,820
Patterson Cos., Inc.	1,913	93,335
Premier, Inc., Class A*	7,431	279,257
Tenet Healthcare Corp.*	22,651	1,121,451
UnitedHealth Group, Inc.	202,825	23,992,169
Universal Health Services, Inc., Class B	4,557	536,405

		142,060,124

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	15,034	179,807
athenahealth, Inc.*	8,777	1,047,886
Cerner Corp.*	69,085	5,061,167
IMS Health Holdings, Inc.*	17,349	469,637
Inovalon Holdings, Inc., Class A*	3,852	116,369
Veeva Systems, Inc., Class A*	8,716	222,520

		7,097,386

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	11,143	462,992
Bio-Techne Corp.	4,173	418,510
Bruker Corp.*	25,555	472,001
Charles River Laboratories International, Inc.*	5,310	421,030
Illumina, Inc.*	32,321	6,000,070
Mettler-Toledo International, Inc.*	6,776	2,226,932
PerkinElmer, Inc.	4,872	249,154
Quintiles Transnational Holdings, Inc.*	5,868	392,980
Thermo Fisher Scientific, Inc.	37,277	5,007,792
VWR Corp.*	2,912	75,683
Waters Corp.*	19,661	2,444,256

		18,171,400

Pharmaceuticals (3.9%)
AbbVie, Inc.	368,653	21,580,947
Actavis plc*	189,946	56,531,660
Bristol-Myers Squibb Co.	225,788	14,563,326
Catalent, Inc.*	148,115	4,613,782
Eli Lilly & Co.	46,020	3,343,353
Endo International plc*	123,819	11,106,564
Jazz Pharmaceuticals plc*	13,772	2,379,664
Johnson & Johnson	102,982	10,359,989
Mallinckrodt plc*	18,990	2,405,084
Merck & Co., Inc.	94,862	5,452,668
Mylan N.V.*	86,655	5,142,974
Novartis AG (Registered)	165,955	16,411,150
Pacira Pharmaceuticals, Inc.*	138,560	12,311,056
Perrigo Co. plc	53,979	8,936,223
Salix Pharmaceuticals Ltd.*	14,704	2,540,998
Shire plc (ADR)	27,150	6,496,724
Valeant Pharmaceuticals International, Inc.*	84,121	16,708,113
Zoetis, Inc.	266,538	12,338,044

		213,222,319

Total Health Care		750,215,336

Industrials (8.2%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.	24,410	1,552,964
Boeing Co.	338,517	50,804,631
Hexcel Corp.	22,682	1,166,308
Honeywell International, Inc.	181,565	18,939,045
Huntington Ingalls Industries, Inc.	9,625	1,348,944
KLX, Inc.*	12,213	470,689
Lockheed Martin Corp.	62,827	12,751,368
Precision Castparts Corp.	69,703	14,637,630
Rockwell Collins, Inc.	27,713	2,675,690
Spirit AeroSystems Holdings, Inc., Class A*	26,019	1,358,452
TransDigm Group, Inc.	12,273	2,684,351
Triumph Group, Inc.	2,725	162,737
United Technologies Corp.	23,808	2,790,298

		111,343,107

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	34,419	2,520,159
Expeditors International of Washington, Inc.	45,770	2,205,199
FedEx Corp.	52,463	8,680,003
United Parcel Service, Inc., Class B	164,112	15,909,017

		29,314,378

Airlines (0.8%)
Alaska Air Group, Inc.	29,131	1,927,890
American Airlines Group, Inc.	356,181	18,799,233
Copa Holdings S.A., Class A	6,077	613,595
Delta Air Lines, Inc.	161,748	7,272,190
Southwest Airlines Co.	142,765	6,324,489
Spirit Airlines, Inc.*	16,871	1,305,141
United Continental Holdings, Inc.*	152,904	10,282,794

		46,525,332

Building Products (0.1%)
A.O. Smith Corp.	7,926	520,421
Allegion plc	22,388	1,369,474
Armstrong World Industries, Inc.*	10,505	603,722
Fortune Brands Home & Security, Inc.	16,102	764,523
Lennox International, Inc.	10,396	1,161,129
Masco Corp.	82,681	2,207,583
USG Corp.*	21,608	576,934

		7,203,786

Commercial Services & Supplies (0.3%)
Cintas Corp.	18,665	1,523,624
Clean Harbors, Inc.*	10,378	589,263
Copart, Inc.*	26,098	980,502
Covanta Holding Corp.	9,995	224,188
KAR Auction Services, Inc.	13,043	494,721
Pitney Bowes, Inc.	21,489	501,123
R.R. Donnelley & Sons Co.	4,945	94,895
Rollins, Inc.	22,099	546,508
Stericycle, Inc.*	19,638	2,757,764
Tyco International plc	146,351	6,301,874
Waste Connections, Inc.	17,454	840,236

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	11,121	$603,092

		15,457,790

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	22,859	1,126,034
Fluor Corp.	21,007	1,200,760
Quanta Services, Inc.*	11,994	342,189

		2,668,983

Electrical Equipment (0.3%)
Acuity Brands, Inc.	10,021	1,685,131
AMETEK, Inc.	56,881	2,988,528
Emerson Electric Co.	121,541	6,881,651
Hubbell, Inc., Class B	2,176	238,533
Rockwell Automation, Inc.	32,102	3,723,511
SolarCity Corp.*	9,853	505,262

		16,022,616

Industrial Conglomerates (1.0%)
3M Co.	151,692	25,021,595
Carlisle Cos., Inc.	82,330	7,626,228
Danaher Corp.	164,176	13,938,543
Roper Industries, Inc.	45,977	7,908,044

		54,494,410

Machinery (1.2%)
Allison Transmission Holdings, Inc.	119,077	3,803,319
Caterpillar, Inc.	30,687	2,455,881
Colfax Corp.*	22,115	1,055,549
Crane Co.	4,080	254,633
Cummins, Inc.	42,636	5,911,055
Deere & Co.	17,471	1,532,032
Donaldson Co., Inc.	30,282	1,141,934
Dover Corp.	28,493	1,969,436
Flowserve Corp.	82,948	4,685,733
Graco, Inc.	14,060	1,014,570
IDEX Corp.	17,258	1,308,674
Illinois Tool Works, Inc.	75,030	7,288,414
Ingersoll-Rand plc	5,335	363,207
ITT Corp.	4,571	182,429
Lincoln Electric Holdings, Inc.	6,053	395,806
Manitowoc Co., Inc.	31,361	676,143
Middleby Corp.*	13,282	1,363,397
Navistar International Corp.*	2,194	64,723
Nordson Corp.	14,926	1,169,303
PACCAR, Inc.	75,334	4,756,589
Pall Corp.	25,455	2,555,427
Parker-Hannifin Corp.	18,408	2,186,502
Pentair plc	2,997	188,481
Proto Labs, Inc.*	71,701	5,019,070
Snap-on, Inc.	1,875	275,737
Stanley Black & Decker, Inc.	4,057	386,876
Timken Co.	1,361	57,353
Toro Co.	13,083	917,380
Trinity Industries, Inc.	27,529	977,555
Valmont Industries, Inc.	406	49,889
WABCO Holdings, Inc.*	13,142	1,614,889
Wabtec Corp.	129,246	12,279,662
Xylem, Inc.	30,904	1,082,258

		68,983,906

Marine (0.0%)
Kirby Corp.*	13,217	991,936

Professional Services (0.2%)
Dun & Bradstreet Corp.	3,068	393,808
Equifax, Inc.	15,142	1,408,206
IHS, Inc., Class A*	15,782	1,795,360
Nielsen N.V.	48,817	2,175,774
Robert Half International, Inc.	31,883	1,929,559
Verisk Analytics, Inc., Class A*	38,584	2,754,898

		10,457,605

Road & Rail (1.5%)
AMERCO	957	316,193
Avis Budget Group, Inc.*	24,443	1,442,503
Canadian Pacific Railway Ltd.	147,674	26,980,040
Genesee & Wyoming, Inc., Class A*	5,572	537,364
Hertz Global Holdings, Inc.*	103,816	2,250,731
J.B. Hunt Transport Services, Inc.	47,162	4,027,399
Kansas City Southern	19,750	2,016,080
Landstar System, Inc.	10,429	691,443
Norfolk Southern Corp.	15,224	1,566,854
Old Dominion Freight Line, Inc.*	117,789	9,105,090
Union Pacific Corp.	304,063	32,933,063

		81,866,760

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,676	63,252
Fastenal Co.	68,815	2,851,350
HD Supply Holdings, Inc.*	24,612	766,787
MRC Global, Inc.*	11,480	136,038
MSC Industrial Direct Co., Inc., Class A	11,001	794,272
NOW, Inc.*	2,267	49,058
United Rentals, Inc.*	22,557	2,056,296
Veritiv Corp.*	341	15,048
W.W. Grainger, Inc.	13,517	3,187,444

		9,919,545

Total Industrials		455,250,154

Information Technology (20.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	1,151	81,180
ARRIS Group, Inc.*	29,181	843,185
CommScope Holding Co., Inc.*	14,459	412,660
EchoStar Corp., Class A*	2,635	136,282
F5 Networks, Inc.*	17,560	2,018,346
Harris Corp.	5,068	399,156
Juniper Networks, Inc.	20,664	466,593
Motorola Solutions, Inc.	10,412	694,168
Palo Alto Networks, Inc.*	60,836	8,886,923
QUALCOMM, Inc.	391,328	27,134,684
Riverbed Technology, Inc.*	37,243	778,751

		41,851,928

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	72,871	4,294,288
Avnet, Inc.	6,509	289,650
CDW Corp.	20,156	750,609
Cognex Corp.*	125,820	6,239,414
Corning, Inc.	70,398	1,596,627
FLIR Systems, Inc.	22,999	719,409
IPG Photonics Corp.*	7,721	715,737
Keysight Technologies, Inc.*	5,353	198,864
National Instruments Corp.	23,068	739,099
TE Connectivity Ltd.	96,630	6,920,641

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble Navigation Ltd.*	60,502	$1,524,650
Zebra Technologies Corp., Class A*	11,711	1,062,363

		25,051,351

Internet Software & Services (6.0%)
Akamai Technologies, Inc.*	125,326	8,903,786
Alibaba Group Holding Ltd. (ADR)*	288,657	24,027,809
Baidu, Inc. (ADR)*	40,464	8,432,698
CoStar Group, Inc.*	7,491	1,481,945
eBay, Inc.*	293,833	16,948,287
Equinix, Inc. (REIT)	13,003	3,027,749
Facebook, Inc., Class A*	1,296,241	106,570,454
Google, Inc., Class A*	104,649	58,048,800
Google, Inc., Class C*	109,018	59,741,864
IAC/InterActiveCorp.	7,118	480,251
LendingClub Corp.*	10,138	199,212
LinkedIn Corp., Class A*	92,906	23,213,493
NAVER Corp.	2,094	1,263,727
Pandora Media, Inc.*	98,760	1,600,900
Rackspace Hosting, Inc.*	27,204	1,403,454
Tencent Holdings Ltd.	226,200	4,276,228
Twitter, Inc.*	189,188	9,474,535
VeriSign, Inc.*	25,752	1,724,611
Yelp, Inc.*	11,792	558,351
Zillow Group, Inc., Class A*	11,005	1,103,801

		332,481,955

IT Services (4.2%)
Accenture plc, Class A	146,663	13,740,856
Alliance Data Systems Corp.*	42,218	12,507,082
Automatic Data Processing, Inc.	111,777	9,572,582
Booz Allen Hamilton Holding Corp.	16,117	466,426
Broadridge Financial Solutions, Inc.	27,986	1,539,510
Cognizant Technology Solutions Corp., Class A*	141,074	8,801,607
Computer Sciences Corp.	2,205	143,942
DST Systems, Inc.	5,376	595,177
Fidelity National Information Services, Inc.	8,281	563,605
Fiserv, Inc.*	82,382	6,541,131
FleetCor Technologies, Inc.*	19,230	2,902,192
Gartner, Inc.*	20,923	1,754,393
Genpact Ltd.*	4,389	102,044
Global Payments, Inc.	15,813	1,449,736
International Business Machines Corp.	219,317	35,200,378
Jack Henry & Associates, Inc.	19,611	1,370,613
MasterCard, Inc., Class A	363,395	31,393,694
Paychex, Inc.	67,248	3,336,509
Sabre Corp.	10,252	249,124
Teradata Corp.*	26,648	1,176,243
Total System Services, Inc.	30,057	1,146,675
Vantiv, Inc., Class A*	165,891	6,254,091
VeriFone Systems, Inc.*	25,858	902,186
Visa, Inc., Class A	1,310,978	85,751,071
Western Union Co.	124,973	2,600,688

		230,061,555

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	143,358	384,199
Altera Corp.	27,176	1,166,122
Analog Devices, Inc.	33,220	2,092,860
Applied Materials, Inc.	188,560	4,253,914
ASML Holding N.V. (N.Y. Shares)	183,980	18,587,499
Atmel Corp.	97,650	803,660
Avago Technologies Ltd.	57,926	7,355,444
Cree, Inc.*	14,195	503,781
Freescale Semiconductor Ltd.*	22,503	917,222
Intel Corp.	98,113	3,067,994
KLA-Tencor Corp.	35,070	2,044,230
Lam Research Corp.	10,004	702,631
Linear Technology Corp.	54,854	2,567,167
Maxim Integrated Products, Inc.	60,184	2,095,005
Microchip Technology, Inc.	46,446	2,271,209
Micron Technology, Inc.*	374,362	10,156,441
NVIDIA Corp.	21,239	444,426
ON Semiconductor Corp.*	52,495	635,714
Skyworks Solutions, Inc.	43,961	4,320,927
SunEdison, Inc.*	19,893	477,432
SunPower Corp.*	1,074	33,627
Teradyne, Inc.	5,477	103,241
Texas Instruments, Inc.	250,248	14,310,432
Xilinx, Inc.	62,214	2,631,652

		81,926,829

Software (3.2%)
Activision Blizzard, Inc.	75,827	1,723,169
Adobe Systems, Inc.*	115,402	8,532,824
ANSYS, Inc.*	4,968	438,128
Autodesk, Inc.*	41,620	2,440,597
Cadence Design Systems, Inc.*	67,146	1,238,172
CDK Global, Inc.	37,267	1,742,605
Citrix Systems, Inc.*	34,389	2,196,425
Electronic Arts, Inc.*	55,868	3,285,876
FactSet Research Systems, Inc.	9,819	1,563,185
FireEye, Inc.*	16,640	653,120
Fortinet, Inc.*	31,789	1,111,025
Informatica Corp.*	22,920	1,005,157
Intuit, Inc.	65,822	6,382,101
Microsoft Corp.	1,239,092	50,375,285
Mobileye N.V.*	108,740	4,570,342
NetSuite, Inc.*	36,145	3,352,810
Oracle Corp.	761,500	32,858,725
PTC, Inc.*	27,515	995,218
Red Hat, Inc.*	91,874	6,959,455
Salesforce.com, Inc.*	257,581	17,208,987
ServiceNow, Inc.*	142,654	11,238,282
SolarWinds, Inc.*	15,241	780,949
Solera Holdings, Inc.	15,960	824,494
Splunk, Inc.*	27,416	1,623,027
Tableau Software, Inc., Class A*	52,288	4,837,686
VMware, Inc., Class A*	20,320	1,666,443
Workday, Inc., Class A*	112,638	9,507,774

		179,111,861

Technology Hardware, Storage & Peripherals (4.8%)
3D Systems Corp.*	25,500	699,210
Apple, Inc.	2,044,067	254,343,257
Diebold, Inc.	14,990	531,545
EMC Corp.	47,008	1,201,525
NCR Corp.*	4,024	118,748
NetApp, Inc.	26,099	925,471

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SanDisk Corp.	51,020	$3,245,892
Stratasys Ltd.*	6,509	343,545
Western Digital Corp.	66,890	6,087,659

		267,496,852

Total Information Technology		1,157,982,331

Materials (2.8%)
Chemicals (2.4%)
Airgas, Inc.	17,229	1,828,169
Albemarle Corp.	8,044	425,045
Ashland, Inc.	20,400	2,597,124
Axalta Coating Systems Ltd.*	247,173	6,826,918
Cabot Corp.	1,077	48,465
Celanese Corp.	2,965	165,625
Cytec Industries, Inc.	2,153	116,348
Dow Chemical Co.	44,675	2,143,507
E.I. du Pont de Nemours & Co.	241,796	17,281,160
Eastman Chemical Co.	31,704	2,195,819
Ecolab, Inc.	61,807	7,069,485
FMC Corp.	30,881	1,767,937
Huntsman Corp.	32,844	728,151
International Flavors & Fragrances, Inc.	18,851	2,213,107
LyondellBasell Industries N.V., Class A	97,068	8,522,570
Monsanto Co.	157,271	17,699,278
NewMarket Corp.	2,091	999,080
Platform Specialty Products Corp.*	22,417	575,220
PPG Industries, Inc.	32,057	7,230,136
Praxair, Inc.	67,919	8,200,540
Rayonier Advanced Materials, Inc.	1,291	19,236
RPM International, Inc.	28,647	1,374,770
Scotts Miracle-Gro Co., Class A	10,394	698,165
Sherwin-Williams Co.	130,105	37,014,873
Sigma-Aldrich Corp.	12,677	1,752,595
Valspar Corp.	19,622	1,648,837
W.R. Grace & Co.*	15,253	1,508,064
Westlake Chemical Corp.	8,135	585,232

		133,235,456

Construction Materials (0.2%)
Eagle Materials, Inc.	11,610	970,132
Martin Marietta Materials, Inc.	25,610	3,580,278
Vulcan Materials Co.	60,890	5,133,027

		9,683,437

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,373	214,253
Avery Dennison Corp.	7,668	405,714
Ball Corp.	32,329	2,283,720
Crown Holdings, Inc.*	32,144	1,736,419
Owens-Illinois, Inc.*	23,021	536,850
Packaging Corp. of America	22,801	1,782,810
Sealed Air Corp.	50,072	2,281,280
Silgan Holdings, Inc.	9,759	567,291

		9,808,337

Metals & Mining (0.0%)
Carpenter Technology Corp.	834	32,426
Compass Minerals International, Inc.	7,780	725,174
Southern Copper Corp.	33,822	986,926
Tahoe Resources, Inc.	3,277	35,916
TimkenSteel Corp.	676	17,893

		1,798,335

Paper & Forest Products (0.0%)
International Paper Co.	15,575	864,257

Total Materials		155,389,822

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
CenturyLink, Inc.	8,112	280,270
Level 3 Communications, Inc.*	172,212	9,271,894
Verizon Communications, Inc.	960,105	46,689,906
Windstream Holdings, Inc.	130,837	968,194
Zayo Group Holdings, Inc.*	1,274	35,621

		57,245,885

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	98,700	11,557,770

Total Telecommunication Services		68,803,655

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	34,510	1,291,709

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	12,832	293,468

Multi-Utilities (0.0%)
Dominion Resources, Inc.	8,231	583,331

Total Utilities		2,168,508

Total Common Stocks (73.9%) (Cost $2,667,248,214)		4,088,518,664

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.7%)
iShares® Core S&P 500 ETF	5,579	1,159,484
iShares® Morningstar Large-Cap ETF	10,023	1,216,492
iShares® Morningstar Large-Cap Growth ETF‡	601,465	71,081,134
iShares® Morningstar Large-Cap Value ETF	25,268	2,117,458
iShares® Russell 1000 ETF	3,225	373,616
iShares® Russell 1000 Growth ETF	1,012,773	100,183,505
iShares® Russell 1000 Value ETF	52,290	5,390,053
iShares® S&P 100 ETF	2,587	233,503
iShares® S&P 500 Growth ETF	568,750	64,809,063
iShares® S&P 500 Value ETF	6,504	602,010
Vanguard Growth ETF	616,022	64,442,061
Vanguard Large-Cap ETF	600	57,120
Vanguard Value ETF	29,200	2,444,040

Total Investment Companies (5.7%) (Cost $181,660,319)		314,109,539

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*† (Cost $—)	306	$—

Total Investments (79.6%) (Cost $2,848,908,533)		4,402,628,203
Other Assets Less Liabilities (20.4%)		1,130,037,071

Net Assets (100%)		$5,532,665,274

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$67,608,504	$470,964	$—	$71,081,134	$176,035	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2,616	June-15	$225,059,178	$226,519,440	$1,460,262
S&P 500 E-Mini Index	8,479	June-15	863,294,739	873,676,160	10,381,421

					$11,841,683

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$820,267,388	$1,989,236	$—		$822,256,624
Consumer Staples	301,068,780	—	—		301,068,780
Energy	140,171,388	—	—		140,171,388
Financials	235,212,066	—	—		235,212,066
Health Care	733,804,186	16,411,150	—		750,215,336
Industrials	455,250,154	—	—		455,250,154
Information Technology	1,152,442,376	5,539,955	—		1,157,982,331
Materials	155,389,822	—	—		155,389,822
Telecommunication Services	68,803,655	—	—		68,803,655
Utilities	2,168,508	—	—		2,168,508
Futures	11,841,683	—	—		11,841,683
Investment Companies
Exchange Traded Funds (ETFs)	314,109,539	—	—		314,109,539
Rights
Health Care	—	—	—	(a)	—

Total Assets	$4,390,529,545	$23,940,341	$—		$4,414,469,886

Total Liabilities	$—	$—	$—		$—

Total	$4,390,529,545	$23,940,341	$—		$4,414,469,886

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,556,619,622
Aggregate gross unrealized depreciation	(31,723,707)

Net unrealized appreciation	$1,524,895,915

Federal income tax cost of investments	$2,877,732,288

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.7%)
Delphi Automotive plc	43,229	$3,447,080
Gentex Corp.	42,102	770,467
Johnson Controls, Inc.	272,615	13,750,701
Lear Corp.	125,583	13,917,108
Magna International, Inc.	94,026	5,045,435
TRW Automotive Holdings Corp.*	38,917	4,080,447
Visteon Corp.*	15,500	1,494,200

		42,505,438

Automobiles (1.1%)
Ford Motor Co.	1,910,738	30,839,311
General Motors Co.	798,282	29,935,575
Thor Industries, Inc.	15,190	960,160

		61,735,046

Distributors (0.0%)
Genuine Parts Co.	3,462	322,624

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	33,995	643,186
DeVry Education Group, Inc.	22,288	743,528
Graham Holdings Co., Class B	1,226	1,286,846
H&R Block, Inc.	104,285	3,344,420
Service Corp. International	16,640	433,472
ServiceMaster Global Holdings, Inc.*	4,855	163,856

		6,615,308

Hotels, Restaurants & Leisure (0.6%)
Aramark	1,130	35,742
Carnival Corp.	148,962	7,126,342
Choice Hotels International, Inc.	11,402	730,526
Darden Restaurants, Inc.	43,532	3,018,509
Hyatt Hotels Corp., Class A*	13,792	816,762
Marriott International, Inc., Class A	9,249	742,880
McDonald’s Corp.	99,531	9,698,301
MGM Resorts International*	119,662	2,516,492
Norwegian Cruise Line Holdings Ltd.*	2,282	123,251
Royal Caribbean Cruises Ltd.	58,286	4,770,709
Starwood Hotels & Resorts Worldwide, Inc.	34,549	2,884,841
Wendy’s Co.	96,392	1,050,673
Wyndham Worldwide Corp.	2,840	256,935

		33,771,963

Household Durables (0.7%)
D.R. Horton, Inc.	102,565	2,921,051
Garmin Ltd.	42,812	2,034,426
GoPro, Inc., Class A*	2,521	109,437
Jarden Corp.*	47,150	2,494,235
Leggett & Platt, Inc.	24,691	1,138,008
Lennar Corp., Class A	58,586	3,035,341
Mohawk Industries, Inc.*	21,587	4,009,785
Newell Rubbermaid, Inc.	331,201	12,940,023
PulteGroup, Inc.	132,800	2,952,144
Taylor Morrison Home Corp., Class A*	11,408	237,857
Toll Brothers, Inc.*	62,360	2,453,242
Tupperware Brands Corp.	18,430	1,272,039
Whirlpool Corp.	24,772	5,005,430

		40,603,018

Internet & Catalog Retail (0.0%)
HomeAway, Inc.*	2,500	75,425
Liberty Interactive Corp.*	86,111	2,513,580

		2,589,005

Leisure Products (0.1%)
Hasbro, Inc.	37,504	2,371,753
Mattel, Inc.	92,296	2,108,963
Vista Outdoor, Inc.*	22,418	959,939

		5,440,655

Media (2.4%)
Cablevision Systems Corp. - New York Group, Class A	173,680	3,178,344
CBS Corp. (Non-Voting), Class B	16,435	996,454
Clear Channel Outdoor Holdings, Inc., Class A	8,000	80,960
Comcast Corp., Class A	288,408	16,214,364
DISH Network Corp., Class A*	20,000	1,401,200
DreamWorks Animation SKG, Inc., Class A*	26,232	634,814
Gannett Co., Inc.	79,538	2,949,269
Interpublic Group of Cos., Inc.	102,310	2,263,097
John Wiley & Sons, Inc., Class A	15,512	948,404
Liberty Broadband Corp.*	29,942	1,693,720
Liberty Media Corp.*	99,968	3,830,452
Live Nation Entertainment, Inc.*	25,000	630,750
Madison Square Garden Co., Class A*	21,700	1,836,905
News Corp., Class A*	174,432	2,792,656
Omnicom Group, Inc.	77,896	6,074,330
Regal Entertainment Group, Class A	21,646	494,395
Starz, Class A*	30,178	1,038,425
Thomson Reuters Corp.	124,636	5,055,236
Time Warner Cable, Inc.	18,940	2,838,727
Time Warner, Inc.	457,358	38,619,310
Time, Inc.	5,538	124,273
Twenty-First Century Fox, Inc., Class A	175,668	5,944,605
Viacom, Inc., Class B	226,755	15,487,366
Walt Disney Co.	208,963	21,918,129

		137,046,185

Multiline Retail (1.2%)
Big Lots, Inc.	13,255	636,638
Dillard’s, Inc., Class A	52,387	7,151,349
Dollar General Corp.*	124,213	9,363,176
Family Dollar Stores, Inc.	2,000	158,480
J.C. Penney Co., Inc.*	106,877	898,835
Kohl’s Corp.	188,417	14,743,630
Macy’s, Inc.	138,746	9,006,003
Sears Holdings Corp.*	2,068	85,574
Target Corp.	332,566	27,293,692

		69,337,377

Specialty Retail (1.5%)
Aaron’s, Inc.	18,542	524,924
Abercrombie & Fitch Co., Class A	21,907	482,830
Advance Auto Parts, Inc.	14,625	2,189,216
Ascena Retail Group, Inc.*	45,683	662,860
Bed Bath & Beyond, Inc.*	55,532	4,263,469
Best Buy Co., Inc.	70,661	2,670,279
Cabela’s, Inc.*	15,500	867,690

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	24,100	$1,663,141
Chico’s FAS, Inc.	30,151	533,371
CST Brands, Inc.	3,904	171,112
Dick’s Sporting Goods, Inc.	28,000	1,595,720
DSW, Inc., Class A	26,344	971,567
Foot Locker, Inc.	160,933	10,138,779
GameStop Corp., Class A	208,096	7,899,324
Gap, Inc.	123,630	5,356,888
GNC Holdings, Inc., Class A	227,160	11,146,741
Home Depot, Inc.	60,900	6,918,849
L Brands, Inc.	100,017	9,430,603
Lowe’s Cos., Inc.	36,280	2,698,869
Michaels Cos., Inc.*	3,600	97,416
Murphy USA, Inc.*	8,830	639,027
Office Depot, Inc.*	521,482	4,797,635
Penske Automotive Group, Inc.	8,400	432,516
Ross Stores, Inc.	7,501	790,306
Sally Beauty Holdings, Inc.*	14,700	505,239
Signet Jewelers Ltd.	8,897	1,234,815
Staples, Inc.	412,302	6,714,338
TJX Cos., Inc.	25,691	1,799,655
Urban Outfitters, Inc.*	10,500	479,325

		87,676,504

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	27,500	2,759,075
PVH Corp.	3,582	381,698
Ralph Lauren Corp.	5,200	683,800

		3,824,573

Total Consumer Discretionary		491,467,696

Consumer Staples (6.7%)
Beverages (0.4%)
Constellation Brands, Inc., Class A*	3,848	447,176
Diageo plc	237,312	6,543,452
Dr. Pepper Snapple Group, Inc.	12,894	1,011,921
Molson Coors Brewing Co., Class B	47,722	3,552,903
PepsiCo, Inc.	90,900	8,691,858

		20,247,310

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	9,000	1,363,455
CVS Health Corp.	524,109	54,093,290
Kroger Co.	143,857	11,028,078
Rite Aid Corp.*	113,200	983,708
Sysco Corp.	128,150	4,835,099
Walgreens Boots Alliance, Inc.	83,006	7,028,948
Wal-Mart Stores, Inc.	546,174	44,922,812
Whole Foods Market, Inc.	72,900	3,796,632

		128,052,022

Food Products (1.5%)
Archer-Daniels-Midland Co.	214,000	10,143,600
Bunge Ltd.	51,614	4,250,929
Campbell Soup Co.	20,451	951,994
ConAgra Foods, Inc.	147,720	5,396,212
Danone S.A.	53,463	3,597,907
General Mills, Inc.	164,592	9,315,907
Hain Celestial Group, Inc.*	3,000	192,150
Ingredion, Inc.	84,148	6,548,397
J.M. Smucker Co.	36,371	4,209,216
Kellogg Co.	27,395	1,806,700
Mondelez International, Inc., Class A	685,992	24,757,451
Nestle S.A. (Registered)	108,864	8,219,170
Pilgrim’s Pride Corp.	19,300	435,987
Pinnacle Foods, Inc.	19,081	778,696
Tyson Foods, Inc., Class A	165,246	6,328,922

		86,933,238

Household Products (1.6%)
Clorox Co.	7,777	858,503
Colgate-Palmolive Co.	53,900	3,737,426
Energizer Holdings, Inc.	21,673	2,991,958
Kimberly-Clark Corp.	59,681	6,392,432
Procter & Gamble Co.#	981,730	80,442,956

		94,423,275

Personal Products (0.0%)
Avon Products, Inc.	90,200	720,698
Coty, Inc., Class A*	4,885	118,559

		839,257

Tobacco (1.0%)
Altria Group, Inc.	238,006	11,905,060
Imperial Tobacco Group plc	23,408	1,027,579
Lorillard, Inc.	136,691	8,932,757
Philip Morris International, Inc.	429,288	32,338,265
Reynolds American, Inc.	26,558	1,830,112

		56,033,773

Total Consumer Staples		386,528,875

Energy (9.4%)
Energy Equipment & Services (0.5%)
Atwood Oceanics, Inc.	17,624	495,411
Baker Hughes, Inc.	155,984	9,917,463
Cameron International Corp.*	24,612	1,110,493
Diamond Offshore Drilling, Inc.	23,503	629,645
Frank’s International N.V.	10,457	195,546
Halliburton Co.	6,470	283,903
Helmerich & Payne, Inc.	10,983	747,613
Nabors Industries Ltd.	94,025	1,283,441
National Oilwell Varco, Inc.	154,605	7,728,704
Oil States International, Inc.*	16,514	656,762
Patterson-UTI Energy, Inc.	24,849	466,540
Rowan Cos., plc, Class A	43,646	772,971
Schlumberger Ltd.	38,356	3,200,425
Seadrill Ltd.	87,100	814,385
Seventy Seven Energy, Inc.*	10,105	41,936
Superior Energy Services, Inc.	51,162	1,142,959
Tidewater, Inc.	16,483	315,484
Unit Corp.*	16,303	456,158

		30,259,839

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	164,206	13,597,899
Apache Corp.	297,653	17,957,405
California Resources Corp.	110,196	838,592
Chesapeake Energy Corp.	142,183	2,013,311
Chevron Corp.	754,397	79,196,597
Cimarex Energy Co.	26,872	3,092,698
Cobalt International Energy, Inc.*	11,363	106,926
ConocoPhillips Co.	430,453	26,800,004
CONSOL Energy, Inc.	80,630	2,248,771
CVR Energy, Inc.	3,300	140,448
Denbury Resources, Inc.	123,324	899,032
Devon Energy Corp.	143,041	8,626,803
Energen Corp.	25,588	1,688,808
EOG Resources, Inc.	31,778	2,913,725
EP Energy Corp., Class A*	11,569	121,243
EQT Corp.	5,013	415,427

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Exxon Mobil Corp.#	1,783,142	$151,567,070
Golar LNG Ltd.	17,818	592,983
Gulfport Energy Corp.*	169,193	7,767,651
Hess Corp.	243,236	16,508,427
HollyFrontier Corp.	56,992	2,295,068
Kinder Morgan, Inc.	344,718	14,498,839
Laredo Petroleum Holdings, Inc.*	3,356	43,762
Marathon Oil Corp.	973,353	25,414,247
Marathon Petroleum Corp.	181,988	18,633,751
Memorial Resource Development Corp.*	8,050	142,807
Murphy Oil Corp.	172,322	8,030,205
Newfield Exploration Co.*	47,831	1,678,390
Noble Energy, Inc.	36,294	1,774,777
Occidental Petroleum Corp.	458,432	33,465,536
ONEOK, Inc.	34,344	1,656,755
PBF Energy, Inc., Class A	16,618	563,683
Peabody Energy Corp.	95,140	468,089
Phillips 66	117,119	9,205,553
QEP Resources, Inc.	55,203	1,150,983
Rice Energy, Inc.*	1,362	29,637
SandRidge Energy, Inc.*	173,314	308,499
Spectra Energy Corp.	235,226	8,508,124
Suncor Energy, Inc.	337,413	9,869,330
Teekay Corp.	8,693	404,833
Tesoro Corp.	25,933	2,367,424
Ultra Petroleum Corp.*	37,702	589,282
Valero Energy Corp.	560,958	35,688,148
Whiting Petroleum Corp.*	37,448	1,157,143
World Fuel Services Corp.	19,690	1,131,781
WPX Energy, Inc.*	70,903	774,970

		516,945,436

Total Energy		547,205,275

Financials (25.6%)
Banks (9.9%)
Associated Banc-Corp	52,184	970,622
Bank of America Corp.	4,500,735	69,266,312
Bank of Hawaii Corp.	15,628	956,590
BankUnited, Inc.	35,708	1,169,080
BB&T Corp.	251,990	9,825,090
BOK Financial Corp.	9,544	584,284
CIT Group, Inc.	64,208	2,897,065
Citigroup, Inc.	1,687,076	86,918,156
Citizens Financial Group, Inc.	256,864	6,198,128
City National Corp./California	16,739	1,491,110
Comerica, Inc.	63,751	2,877,083
Commerce Bancshares, Inc./Missouri	29,951	1,267,526
Cullen/Frost Bankers, Inc.	18,567	1,282,608
East West Bancorp, Inc.	50,329	2,036,311
Fifth Third Bancorp	298,224	5,621,522
First Horizon National Corp.	82,992	1,185,956
First Niagara Financial Group, Inc.	124,664	1,102,030
First Republic Bank/California	48,313	2,758,189
Fulton Financial Corp.	66,261	817,661
Huntington Bancshares, Inc./Ohio	290,201	3,206,721
JPMorgan Chase & Co.#	2,155,827	130,600,000
KeyCorp	570,251	8,074,754
M&T Bank Corp.	46,171	5,863,717
PacWest Bancorp	35,800	1,678,662
PNC Financial Services Group, Inc.	252,169	23,512,238
Popular, Inc.*	36,340	1,249,733
Regions Financial Corp.	972,656	9,191,599
Signature Bank/New York*	1,317	170,657
SunTrust Banks, Inc./Georgia	186,857	7,677,954
SVB Financial Group*	16,150	2,051,696
Synovus Financial Corp.	48,720	1,364,647
TCF Financial Corp.	58,436	918,614
U.S. Bancorp/Minnesota	846,790	36,979,319
Wells Fargo & Co.#	2,536,381	137,979,126
Zions Bancorp	71,114	1,920,078

		571,664,838

Capital Markets (2.9%)
Ameriprise Financial, Inc.	43,363	5,673,615
Bank of New York Mellon Corp.	532,965	21,446,512
BlackRock, Inc.	41,728	15,265,772
Charles Schwab Corp.	329,166	10,019,813
E*TRADE Financial Corp.*	101,251	2,891,222
Federated Investors, Inc., Class B	8,689	294,470
Franklin Resources, Inc.	141,648	7,269,375
Goldman Sachs Group, Inc.	222,693	41,859,603
Interactive Brokers Group, Inc., Class A	18,994	646,176
Invesco Ltd.	128,507	5,100,443
KKR & Co. L.P.	55,636	1,269,057
Legg Mason, Inc.	22,215	1,226,268
Morgan Stanley	738,162	26,345,002
Northern Trust Corp.	82,954	5,777,746
NorthStar Asset Management Group, Inc.	50,600	1,181,004
Raymond James Financial, Inc.	43,830	2,488,667
SEI Investments Co.	2,999	132,226
State Street Corp.	218,522	16,067,923
TD Ameritrade Holding Corp.	11,853	441,643

		165,396,537

Consumer Finance (1.6%)
Ally Financial, Inc.*	10,000	209,800
American Express Co.	36,541	2,854,583
Capital One Financial Corp.	540,559	42,606,861
Discover Financial Services	548,326	30,898,170
Navient Corp.	140,793	2,862,322
Santander Consumer USA Holdings, Inc.	28,695	664,002
SLM Corp.*	941,387	8,736,071
Springleaf Holdings, Inc.*	66,652	3,450,574
Synchrony Financial*	12,512	379,739

		92,662,122

Diversified Financial Services (2.4%)
Berkshire Hathaway, Inc., Class B#*	641,721	92,613,175
CME Group, Inc./Illinois	111,808	10,589,336
FNFV Group*	32,402	456,868
Intercontinental Exchange, Inc.	24,643	5,748,473
Leucadia National Corp.	108,105	2,409,660
McGraw Hill Financial, Inc.	24,810	2,565,354
Moody’s Corp.	6,964	722,863
MSCI, Inc.	22,855	1,401,240
NASDAQ OMX Group, Inc.	371,450	18,921,663
Voya Financial, Inc.	47,961	2,067,599

		137,496,231

Insurance (5.4%)
ACE Ltd.	199,675	22,261,766
Aflac, Inc.	159,290	10,196,153
Alleghany Corp.*	5,834	2,841,158

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Allied World Assurance Co. Holdings AG	34,570	$1,396,628
Allstate Corp.	329,710	23,465,461
American Financial Group, Inc./Ohio	110,325	7,077,349
American International Group, Inc.	629,804	34,506,961
American National Insurance Co.	2,579	253,748
Aon plc	167,346	16,085,297
Arch Capital Group Ltd.*	44,664	2,751,302
Arthur J. Gallagher & Co.	3,100	144,925
Aspen Insurance Holdings Ltd.	21,824	1,030,747
Assurant, Inc.	25,169	1,545,628
Assured Guaranty Ltd.	59,392	1,567,355
Axis Capital Holdings Ltd.	35,894	1,851,412
Brown & Brown, Inc.	39,862	1,319,831
Chubb Corp.	132,344	13,379,978
Cincinnati Financial Corp.	57,421	3,059,391
CNA Financial Corp.	9,322	386,210
CNO Financial Group, Inc.	33,110	570,154
Endurance Specialty Holdings Ltd.	15,734	961,977
Everest Reinsurance Group Ltd.	16,175	2,814,450
FNF Group	97,118	3,570,058
Genworth Financial, Inc., Class A*	746,538	5,457,193
Hanover Insurance Group, Inc.	15,501	1,125,063
Hartford Financial Services Group, Inc.	342,709	14,332,090
HCC Insurance Holdings, Inc.	35,044	1,985,943
Lincoln National Corp.	258,463	14,851,284
Loews Corp.	114,240	4,664,419
Markel Corp.*	4,949	3,805,583
Marsh & McLennan Cos., Inc.	62,872	3,526,490
MBIA, Inc.*	49,623	461,494
Mercury General Corp.	9,441	545,218
MetLife, Inc.	549,925	27,798,709
Old Republic International Corp.	91,391	1,365,382
PartnerReinsurance Ltd.	17,748	2,029,129
Principal Financial Group, Inc.	103,197	5,301,230
ProAssurance Corp.	20,870	958,142
Progressive Corp.	207,576	5,646,067
Prudential Financial, Inc.	273,475	21,962,777
Reinsurance Group of America, Inc.	17,545	1,635,019
RenaissanceReinsurance Holdings Ltd.	16,036	1,599,270
StanCorp Financial Group, Inc.	15,345	1,052,667
Torchmark Corp.	46,221	2,538,457
Travelers Cos., Inc.	202,777	21,926,277
Unum Group	90,253	3,044,234
Validus Holdings Ltd.	29,478	1,241,024
W. R. Berkley Corp.	35,254	1,780,680
White Mountains Insurance Group Ltd.	2,196	1,503,206
XL Group plc	260,685	9,593,208

		314,768,194

Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	25,206	2,471,196
American Campus Communities, Inc. (REIT)	36,811	1,578,087
American Capital Agency Corp. (REIT)	123,748	2,639,545
American Homes 4 Rent (REIT), Class A	52,408	867,352
American Realty Capital Properties, Inc. (REIT)	318,400	3,136,240
Annaly Capital Management, Inc. (REIT)	332,180	3,454,672
Apartment Investment & Management Co. (REIT), Class A	23,749	934,761
AvalonBay Communities, Inc. (REIT)	45,448	7,919,314
BioMed Realty Trust, Inc. (REIT)	71,145	1,612,146
Boston Properties, Inc. (REIT)	47,275	6,641,192
Brandywine Realty Trust (REIT)	62,744	1,002,649
Brixmor Property Group, Inc. (REIT)	67,791	1,799,851
Camden Property Trust (REIT)	30,067	2,349,135
CBL & Associates Properties, Inc. (REIT)	58,455	1,157,409
Chimera Investment Corp. (REIT)	360,280	1,131,279
Columbia Property Trust, Inc. (REIT)	37,300	1,007,846
Corporate Office Properties Trust (REIT)	32,697	960,638
Corrections Corp. of America (REIT)	40,889	1,646,191
DDR Corp. (REIT)	105,669	1,967,557
Digital Realty Trust, Inc. (REIT)	47,460	3,130,462
Douglas Emmett, Inc. (REIT)	50,444	1,503,736
Duke Realty Corp. (REIT)	115,539	2,515,284
Equity Commonwealth (REIT)	45,246	1,201,281
Equity LifeStyle Properties, Inc. (REIT)	8,088	444,436
Equity Residential (REIT)	126,639	9,860,112
Essex Property Trust, Inc. (REIT)	22,009	5,059,869
Federal Realty Investment Trust (REIT)	8,022	1,180,919
Gaming and Leisure Properties, Inc. (REIT)	24,632	908,182
General Growth Properties, Inc. (REIT)	198,825	5,875,279
HCP, Inc. (REIT)	160,709	6,944,236
Health Care REIT, Inc. (REIT)	53,712	4,155,160
Healthcare Trust of America, Inc. (REIT), Class A	38,697	1,078,098
Home Properties, Inc. (REIT)	20,081	1,391,412
Hospitality Properties Trust (REIT)	52,583	1,734,713
Host Hotels & Resorts, Inc. (REIT)	265,438	5,356,539
Iron Mountain, Inc. (REIT)	7,128	260,029
Kilroy Realty Corp. (REIT)	30,288	2,307,037
Kimco Realty Corp. (REIT)	143,972	3,865,648
Liberty Property Trust (REIT)	51,847	1,850,938
Macerich Co. (REIT)	55,409	4,672,641
MFA Financial, Inc. (REIT)	128,557	1,010,458
Mid-America Apartment Communities, Inc. (REIT)	26,338	2,035,137
National Retail Properties, Inc. (REIT)	46,262	1,895,354
NorthStar Realty Finance Corp. (REIT)	66,400	1,203,168

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	32,700	$1,326,639
Outfront Media, Inc. (REIT)	270,832	8,103,293
Paramount Group, Inc. (REIT)	50,174	968,358
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,088	1,006,578
Plum Creek Timber Co., Inc. (REIT)	32,200	1,399,090
Post Properties, Inc. (REIT)	19,115	1,088,217
Prologis, Inc. (REIT)	175,254	7,634,064
Public Storage (REIT)	3,950	778,703
Rayonier, Inc. (REIT)	39,100	1,054,136
Realty Income Corp. (REIT)	77,688	4,008,701
Regency Centers Corp. (REIT)	32,402	2,204,632
Retail Properties of America, Inc. (REIT), Class A	82,997	1,330,442
Senior Housing Properties Trust (REIT)	82,422	1,828,944
Simon Property Group, Inc. (REIT)	27,747	5,428,423
SL Green Realty Corp. (REIT)	33,515	4,302,656
Spirit Realty Capital, Inc. (REIT)	139,833	1,689,183
Starwood Property Trust, Inc. (REIT)	101,020	2,454,786
Tanger Factory Outlet Centers, Inc. (REIT)	12,000	422,040
Taubman Centers, Inc. (REIT)	1,543	119,012
Two Harbors Investment Corp. (REIT)	128,361	1,363,194
UDR, Inc. (REIT)	88,228	3,002,399
Urban Edge Properties (REIT)	25,473	603,710
Ventas, Inc. (REIT)	64,498	4,709,644
Vornado Realty Trust (REIT)	50,946	5,705,952
Weingarten Realty Investors (REIT)	42,916	1,544,118
Weyerhaeuser Co. (REIT)	165,200	5,476,380
WP Carey, Inc. (REIT)	34,853	2,370,004
WP GLIMCHER, Inc. (REIT)	56,073	932,494

		188,572,980

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	57,658	1,471,432
Howard Hughes Corp.*	7,299	1,131,491
Jones Lang LaSalle, Inc.	16,419	2,797,798
Realogy Holdings Corp.*	29,107	1,323,786

		6,724,507

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	185,402	1,943,013
Nationstar Mortgage Holdings, Inc.*	600	14,862
New York Community Bancorp, Inc.	155,238	2,597,132
People’s United Financial, Inc.	108,748	1,652,969
TFS Financial Corp.	26,496	388,961

		6,596,937

Total Financials		1,483,882,346

Health Care (13.8%)
Biotechnology (0.3%)
Alkermes plc*	7,300	445,081
Alnylam Pharmaceuticals, Inc.*	3,900	407,238
Amgen, Inc.	13,900	2,221,915
Celgene Corp.*	8,916	1,027,836
Gilead Sciences, Inc.*	119,259	11,702,886
Myriad Genetics, Inc.*	3,300	116,820

		15,921,776

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	664,237	30,774,100
Alere, Inc.*	28,953	1,415,802
Baxter International, Inc.	168,740	11,558,690
Becton, Dickinson and Co.	5,665	813,486
Boston Scientific Corp.*	419,706	7,449,782
Cooper Cos., Inc.	4,364	817,901
DENTSPLY International, Inc.	34,287	1,744,865
Halyard Health, Inc.*	2,885	141,942
Hill-Rom Holdings, Inc.	18,765	919,485
Hologic, Inc.*	228,845	7,557,606
Intuitive Surgical, Inc.*	2,335	1,179,245
Medtronic plc	873,674	68,137,835
Sirona Dental Systems, Inc.*	7,800	701,922
St. Jude Medical, Inc.	88,899	5,813,995
Stryker Corp.	47,642	4,394,975
Teleflex, Inc.	14,598	1,763,876
Zimmer Holdings, Inc.	89,124	10,473,852

		155,659,359

Health Care Providers & Services (3.4%)
Aetna, Inc.	190,476	20,291,408
Anthem, Inc.	179,723	27,751,028
Cardinal Health, Inc.	109,642	9,897,383
Cigna Corp.	98,701	12,775,857
Community Health Systems, Inc.*	179,959	9,408,257
DaVita HealthCare Partners, Inc.*	40,700	3,308,096
Express Scripts Holding Co.*	145,919	12,661,392
HCA Holdings, Inc.*	103,629	7,796,010
Health Net, Inc.*	28,208	1,706,302
Humana, Inc.	54,334	9,672,539
Laboratory Corp. of America Holdings*	67,024	8,451,056
LifePoint Hospitals, Inc.*	15,681	1,151,769
MEDNAX, Inc.*	12,206	885,057
Omnicare, Inc.	34,748	2,677,681
Patterson Cos., Inc.	27,485	1,340,993
Quest Diagnostics, Inc.	264,042	20,291,628
UnitedHealth Group, Inc.	387,454	45,831,934
Universal Health Services, Inc., Class B	24,338	2,864,826
VCA, Inc.*	31,043	1,701,777

		200,464,993

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	39,450	471,822

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	100,120	4,159,986
Bio-Rad Laboratories, Inc., Class A*	7,283	984,516
Bio-Techne Corp.	6,762	678,161
Charles River Laboratories International, Inc.*	9,026	715,671
PerkinElmer, Inc.	32,204	1,646,913
QIAGEN N.V.*	81,944	2,064,989
Quintiles Transnational Holdings, Inc.*	9,966	667,423
Thermo Fisher Scientific, Inc.	121,162	16,276,903
VWR Corp.*	4,817	125,194

		27,319,756

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (6.9%)
Bristol-Myers Squibb Co.	373,688	$24,102,876
Eli Lilly & Co.	344,970	25,062,071
Hospira, Inc.*	58,607	5,148,039
Johnson & Johnson#	1,199,493	120,668,996
Mallinckrodt plc*	10,962	1,388,337
Merck & Co., Inc.	1,161,442	66,759,686
Novartis AG (Registered)	17,498	1,730,362
Perrigo Co. plc	38,300	6,340,565
Pfizer, Inc.#	3,967,274	138,021,462
Roche Holding AG	5,019	1,383,953
Teva Pharmaceutical Industries Ltd. (ADR)	190,600	11,874,380

		402,480,727

Total Health Care		802,318,433

Industrials (9.1%)
Aerospace & Defense (2.5%)
Exelis, Inc.	66,473	1,619,947
General Dynamics Corp.	120,008	16,288,686
Honeywell International, Inc.	127,657	13,315,902
Huntington Ingalls Industries, Inc.	2,700	378,405
L-3 Communications Holdings, Inc.	71,751	9,025,558
Lockheed Martin Corp.	66,655	13,528,299
Northrop Grumman Corp.	115,902	18,655,586
Orbital ATK, Inc.	20,709	1,586,931
Raytheon Co.	185,125	20,224,906
Rockwell Collins, Inc.	5,615	542,128
Spirit AeroSystems Holdings, Inc., Class A*	38,133	1,990,924
Textron, Inc.	97,907	4,340,217
Triumph Group, Inc.	14,042	838,588
United Technologies Corp.	377,199	44,207,723
Vectrus, Inc.*	3,737	95,256

		146,639,056

Air Freight & Logistics (0.3%)
FedEx Corp.	59,115	9,780,577
United Parcel Service, Inc., Class B	69,775	6,763,988

		16,544,565

Airlines (0.6%)
Alaska Air Group, Inc.	4,172	276,103
American Airlines Group, Inc.	34,800	1,836,744
Copa Holdings S.A., Class A	2,600	262,522
Delta Air Lines, Inc.	536,944	24,141,002
JetBlue Airways Corp.*	258,422	4,974,624
Southwest Airlines Co.	64,000	2,835,200

		34,326,195

Building Products (0.1%)
A.O. Smith Corp.	14,559	955,944
Fortune Brands Home & Security, Inc.	33,896	1,609,382
Owens Corning, Inc.	41,337	1,794,026

		4,359,352

Commercial Services & Supplies (0.5%)
ADT Corp.	61,138	2,538,450
Cintas Corp.	7,145	583,246
Clean Harbors, Inc.*	5,700	323,646
Covanta Holding Corp.	22,469	503,980
KAR Auction Services, Inc.	29,377	1,114,270
Pitney Bowes, Inc.	38,578	899,639
R.R. Donnelley & Sons Co.	63,061	1,210,140
Republic Services, Inc.	93,165	3,778,772
Tyco International plc	163,246	7,029,373
Waste Connections, Inc.	17,082	822,327
Waste Management, Inc.	146,361	7,937,157

		26,741,000

Construction & Engineering (0.2%)
AECOM*	115,224	3,551,204
Fluor Corp.	20,205	1,154,918
Jacobs Engineering Group, Inc.*	101,665	4,591,191
KBR, Inc.	51,597	747,124
Quanta Services, Inc.*	56,755	1,619,220

		11,663,657

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	38,758	1,243,744
Eaton Corp. plc	230,637	15,669,478
Emerson Electric Co.	62,335	3,529,408
Hubbell, Inc., Class B	17,446	1,912,430
Regal-Beloit Corp.	15,893	1,270,169

		23,625,229

Industrial Conglomerates (2.3%)
3M Co.	74,920	12,358,054
Carlisle Cos., Inc.	22,478	2,082,137
Danaher Corp.	239,842	20,362,586
General Electric Co.#	3,772,149	93,587,017
Roper Industries, Inc.	19,200	3,302,400

		131,692,194

Machinery (1.2%)
AGCO Corp.	32,951	1,569,786
Caterpillar, Inc.	172,461	13,802,054
Crane Co.	10,874	678,646
Deere & Co.	93,700	8,216,553
Donaldson Co., Inc.	4,454	167,960
Dover Corp.	15,339	1,060,232
IDEX Corp.	2,255	170,997
Illinois Tool Works, Inc.	51,956	5,047,006
Ingersoll-Rand plc	86,744	5,905,532
ITT Corp.	151,575	6,049,358
Joy Global, Inc.	35,112	1,375,688
Kennametal, Inc.	27,595	929,676
Lincoln Electric Holdings, Inc.	18,600	1,216,254
Navistar International Corp.*	16,141	476,159
Oshkosh Corp.	27,399	1,336,797
PACCAR, Inc.	10,476	661,455
Parker-Hannifin Corp.	24,438	2,902,746
Pentair plc	92,906	5,842,858
Snap-on, Inc.	17,565	2,583,109
SPX Corp.	14,402	1,222,730
Stanley Black & Decker, Inc.	75,707	7,219,419
Terex Corp.	38,703	1,029,113
Timken Co.	26,739	1,126,781
Trinity Industries, Inc.	12,798	454,457
Valmont Industries, Inc.	8,100	995,328
Xylem, Inc.	17,717	620,449

		72,661,143

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,352	1,072,063
Equifax, Inc.	32,693	3,040,449
ManpowerGroup, Inc.	36,168	3,115,873
Nielsen N.V.	154,049	6,865,964
Towers Watson & Co., Class A	22,859	3,021,617

		17,115,966

Road & Rail (0.6%)
AMERCO	1,203	397,471

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian National Railway Co.	38,447	$2,570,951
Con-way, Inc.	20,004	882,777
CSX Corp.	352,208	11,665,129
Genesee & Wyoming, Inc., Class A*	9,939	958,517
Kansas City Southern	8,900	908,512
Norfolk Southern Corp.	85,608	8,810,775
Ryder System, Inc.	18,658	1,770,458
Union Pacific Corp.	61,800	6,693,558

		34,658,148

Trading Companies & Distributors (0.1%)
Air Lease Corp.	33,449	1,262,365
GATX Corp.	16,212	939,972
MRC Global, Inc.*	19,543	231,584
NOW, Inc.*	34,426	744,979
Veritiv Corp.*	2,482	109,531
WESCO International, Inc.*	15,664	1,094,757

		4,383,188

Total Industrials		524,409,693

Information Technology (9.7%)
Communications Equipment (2.1%)
Arista Networks, Inc.*	581	40,978
Brocade Communications Systems, Inc.	419,031	4,971,803
Cisco Systems, Inc.	2,894,983	79,684,407
EchoStar Corp., Class A*	11,483	593,901
Harris Corp.	29,701	2,339,251
JDS Uniphase Corp.*	81,103	1,064,071
Juniper Networks, Inc.	111,729	2,522,841
Motorola Solutions, Inc.	54,261	3,617,581
QUALCOMM, Inc.	219,110	15,193,087
Telefonaktiebolaget LM Ericsson (ADR)	684,680	8,592,734

		118,620,654

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	35,008	2,140,739
Avnet, Inc.	73,732	3,281,074
AVX Corp.	16,343	233,214
Corning, Inc.	352,366	7,991,661
Dolby Laboratories, Inc., Class A	16,836	642,462
FLIR Systems, Inc.	14,935	467,167
Ingram Micro, Inc., Class A*	54,425	1,367,156
Jabil Circuit, Inc.	71,274	1,666,386
Keysight Technologies, Inc.*	183,512	6,817,471
Knowles Corp.*	29,869	575,576
Tech Data Corp.*	13,459	777,526
Vishay Intertechnology, Inc.	47,448	655,731

		26,616,163

Internet Software & Services (0.3%)
AOL, Inc.*	28,103	1,113,160
Google, Inc., Class C*	4,332	2,373,936
IAC/InterActiveCorp	15,400	1,039,038
Yahoo!, Inc.*	332,200	14,761,307

		19,287,441

IT Services (1.2%)
Accenture plc, Class A	136,775	12,814,450
Amdocs Ltd.	56,143	3,054,179
Booz Allen Hamilton Holding Corp.	101,221	2,929,336
Computer Sciences Corp.	47,770	3,118,426
CoreLogic, Inc.*	32,225	1,136,576
DST Systems, Inc.	2,040	225,848
Fidelity National Information Services, Inc.	129,254	8,797,027
Fiserv, Inc.*	49,769	3,951,659
Genpact Ltd.*	49,900	1,160,175
International Business Machines Corp.	73,079	11,729,179
Leidos Holdings, Inc.	22,584	947,625
MasterCard, Inc., Class A	15,247	1,317,188
Paychex, Inc.	12,470	618,699
Teradata Corp.*	11,700	516,438
Total System Services, Inc.	56,856	2,169,056
Western Union Co.	64,714	1,346,698
Xerox Corp.	1,165,675	14,978,924

		70,811,483

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	68,767	2,950,792
Analog Devices, Inc.	59,995	3,779,685
Applied Materials, Inc.	406,710	9,175,378
Broadcom Corp., Class A	187,609	8,122,532
Cree, Inc.*	17,700	628,173
First Solar, Inc.*	25,694	1,536,244
Freescale Semiconductor Ltd.*	2,928	119,345
Intel Corp.	1,861,046	58,194,908
KLA-Tencor Corp.	5,163	300,951
Lam Research Corp.	41,764	2,933,295
Marvell Technology Group Ltd.	142,300	2,091,810
Maxim Integrated Products, Inc.	8,200	285,442
Micron Technology, Inc.*	74,258	2,014,620
NVIDIA Corp.	163,615	3,423,644
ON Semiconductor Corp.*	75,293	911,798
SunEdison, Inc.*	63,900	1,533,600
SunPower Corp.*	14,600	457,126
Teradyne, Inc.	343,699	6,478,726
Texas Instruments, Inc.	111,616	6,382,761

		111,320,830

Software (2.0%)
Activision Blizzard, Inc.	59,076	1,342,502
ANSYS, Inc.*	25,000	2,204,750
Autodesk, Inc.*	16,869	989,198
CA, Inc.	112,206	3,659,038
Citrix Systems, Inc.*	5,500	351,285
Electronic Arts, Inc.*	124,411	7,317,233
FireEye, Inc.*	5,676	222,783
Informatica Corp.*	3,900	171,035
Microsoft Corp.	1,705,422	69,333,931
Nuance Communications, Inc.*	92,035	1,320,702
Oracle Corp.	463,783	20,012,236
Rovi Corp.*	33,225	605,027
Symantec Corp.	295,993	6,915,877
Synopsys, Inc.*	54,247	2,512,721
Zynga, Inc., Class A*	253,289	721,874

		117,680,192

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	291,724	36,299,217
EMC Corp.	646,809	16,532,438
Hewlett-Packard Co.	983,098	30,633,334
Lexmark International, Inc., Class A	21,714	919,371
NCR Corp.*	53,300	1,572,883
NetApp, Inc.	69,900	2,478,654
SanDisk Corp.	39,272	2,498,485
Stratasys Ltd.*	7,551	398,542

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.	78,142	$7,111,703

		98,444,627

Total Information Technology		562,781,390

Materials (2.6%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	74,507	11,271,419
Akzo Nobel N.V. (ADR)	300,420	7,560,069
Albemarle Corp.	28,022	1,480,683
Ashland, Inc.	24,313	3,095,288
Axalta Coating Systems Ltd.*	8,482	234,273
Cabot Corp.	21,189	953,505
Celanese Corp.	73,910	4,128,613
CF Industries Holdings, Inc.	41,243	11,699,814
Cytec Industries, Inc.	22,126	1,195,689
Dow Chemical Co.	354,677	17,017,403
E.I. du Pont de Nemours & Co.	34,952	2,498,019
Eastman Chemical Co.	4,800	332,448
Huntsman Corp.	21,113	468,075
LyondellBasell Industries N.V., Class A	147,000	12,906,600
Mosaic Co.	117,387	5,406,845
PPG Industries, Inc.	32,604	7,353,506
Rayonier Advanced Materials, Inc.	13,033	194,192
RPM International, Inc.	3,432	164,702
Sigma-Aldrich Corp.	22,509	3,111,869
W.R. Grace & Co.*	3,744	370,169
Westlake Chemical Corp.	2,136	153,664

		91,596,845

Construction Materials (0.1%)
Vulcan Materials Co.	45,954	3,873,922

Containers & Packaging (0.3%)
AptarGroup, Inc.	17,792	1,130,148
Avery Dennison Corp.	21,854	1,156,295
Bemis Co., Inc.	35,430	1,640,763
Crown Holdings, Inc.*	62,502	3,376,358
Greif, Inc., Class A	11,197	439,706
MeadWestvaco Corp.	58,870	2,935,847
Owens-Illinois, Inc.*	23,087	538,389
Rock-Tenn Co., Class A	50,326	3,246,027
Sonoco Products Co.	35,867	1,630,514

		16,094,047

Metals & Mining (0.5%)
Alcoa, Inc.	463,684	5,990,797
Allegheny Technologies, Inc.	38,110	1,143,681
Carpenter Technology Corp.	17,477	679,506
Cliffs Natural Resources, Inc.	53,739	258,484
Freeport-McMoRan, Inc.	364,177	6,901,154
Newmont Mining Corp.	174,801	3,794,930
Nucor Corp.	111,749	5,311,430
Reliance Steel & Aluminum Co.	27,259	1,664,980
Royal Gold, Inc.	22,628	1,428,053
Steel Dynamics, Inc.	84,216	1,692,741
Tahoe Resources, Inc.	24,785	271,644
TimkenSteel Corp.	13,419	355,201
United States Steel Corp.	50,817	1,239,935

		30,732,536

Paper & Forest Products (0.1%)
Domtar Corp.	22,494	1,039,673
International Paper Co.	128,413	7,125,637

		8,165,310

Total Materials		150,462,660

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,910,773	62,386,739
CenturyLink, Inc.	211,408	7,304,146
Frontier Communications Corp.	351,429	2,477,575
Verizon Communications, Inc.	453,867	22,071,449
Windstream Holdings, Inc.	13,536	100,166
Zayo Group Holdings, Inc.*	5,428	151,767

		94,491,842

Wireless Telecommunication Services (0.4%)
Sprint Corp.*	255,381	1,210,506
Telephone & Data Systems, Inc.	306,804	7,639,420
T-Mobile US, Inc.*	93,170	2,952,557
U.S. Cellular Corp.*	60,441	2,158,952
Vodafone Group plc	827,251	2,703,492
Vodafone Group plc (ADR)	211,300	6,905,284

		23,570,211

Total Telecommunication Services		118,062,053

Utilities (4.6%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.	253,480	14,258,250
Duke Energy Corp.	291,307	22,366,551
Edison International	270,878	16,921,749
Entergy Corp.	62,914	4,875,206
Eversource Energy	110,797	5,597,464
Exelon Corp.	322,318	10,833,108
FirstEnergy Corp.	147,276	5,163,496
Great Plains Energy, Inc.	54,019	1,441,227
Hawaiian Electric Industries, Inc.	35,664	1,145,528
ITC Holdings Corp.	3,100	116,033
NextEra Energy, Inc.	152,913	15,910,598
OGE Energy Corp.	69,860	2,208,275
Pepco Holdings, Inc.	88,022	2,361,630
Pinnacle West Capital Corp.	38,725	2,468,719
PPL Corp.	298,209	10,037,715
Southern Co.	312,605	13,842,149
Westar Energy, Inc.	45,187	1,751,448
Xcel Energy, Inc.	176,079	6,129,310

		137,428,456

Gas Utilities (0.3%)
AGL Resources, Inc.	41,887	2,079,689
Atmos Energy Corp.	35,216	1,947,445
National Fuel Gas Co.	29,545	1,782,450
Questar Corp.	61,424	1,465,577
UGI Corp.	335,141	10,922,245

		18,197,406

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	965,781	12,410,286
Calpine Corp.*	420,144	9,608,693
Dynegy, Inc.*	57,430	1,805,025
NRG Energy, Inc.	118,257	2,978,894

		26,802,898

Multi-Utilities (1.4%)
Alliant Energy Corp.	38,970	2,455,110
Ameren Corp.	85,075	3,590,165
CenterPoint Energy, Inc.	150,698	3,075,746
CMS Energy Corp.	94,486	3,298,506
Consolidated Edison, Inc.	102,770	6,268,970

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dominion Resources, Inc.	191,512	$13,572,455
DTE Energy Co.	62,139	5,013,996
Integrys Energy Group, Inc.	28,048	2,020,017
MDU Resources Group, Inc.	67,194	1,433,920
NiSource, Inc.	110,404	4,875,441
PG&E Corp.	162,998	8,650,304
Public Service Enterprise Group, Inc.	177,379	7,435,728
SCANA Corp.	49,718	2,733,993
Sempra Energy	86,079	9,384,333
TECO Energy, Inc.	81,819	1,587,289
Vectren Corp.	28,944	1,277,588
Wisconsin Energy Corp.	79,107	3,915,796

		80,589,357

Water Utilities (0.1%)
American Water Works Co., Inc.	62,789	3,403,791
Aqua America, Inc.	62,168	1,638,127

		5,041,918

Total Utilities		268,060,035

Total Common Stocks (92.0%) (Cost $3,889,776,571)		5,335,178,456

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc.
4.750%	34,050	1,650,744

Total Consumer Staples		1,650,744

Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp.
7.500%	3,427	210,898

Machinery (0.0%)
Stanley Black & Decker, Inc.
6.250%	4,600	539,350

Total Industrials		750,248

Total Convertible Preferred Stock (0.1%) (Cost $2,334,598)		2,400,992

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.9%)
iShares® Core S&P 500 ETF	294	61,102
iShares® Morningstar Large-Cap ETF	7,529	913,795
iShares® Morningstar Large-Cap Growth ETF	21,660	2,559,779
iShares® Morningstar Large-Cap Value ETF	103,475	8,671,205
iShares® Russell 1000 ETF	531	61,516
iShares® Russell 1000 Growth ETF	24,570	2,430,464
iShares® Russell 1000 Value ETF	158,938	16,383,329
iShares® S&P 500 Growth ETF	20,500	2,335,975
iShares® S&P 500 Value ETF	99,341	9,195,003
Vanguard Growth ETF	21,220	2,219,824
Vanguard Large-Cap ETF	3,164	301,213
Vanguard Value ETF	108,201	9,056,424

Total Investment Companies (0.9%) (Cost $50,300,419)		54,189,629

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
HSBC USA, Inc.
0.05%, 4/1/11(p)	$4,765,000	$4,764,994

Total Commercial Paper		4,764,994

Total Short-Term Investments (0.1%) (Cost $4,765,000)		4,764,994

Total Investments (93.1%) (Cost $3,947,176,588)		5,396,534,071
Other Assets Less Liabilities (6.9%)		403,066,560

Net Assets (100%)		$5,799,600,631

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $32,155,370.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	3,554	June-15	$361,517,416	$366,204,160	$4,686,744
S&P MidCap 400 E-Mini Index	150	June-15	22,014,558	22,797,000	782,442

					$5,469,186

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$491,467,696	$—	$—	$491,467,696
Consumer Staples	367,140,767	19,388,108	—	386,528,875
Energy	547,205,275	—	—	547,205,275
Financials	1,483,882,346	—	—	1,483,882,346
Health Care	799,204,118	3,114,315	—	802,318,433
Industrials	524,409,693	—	—	524,409,693
Information Technology	562,781,390	—	—	562,781,390
Materials	150,462,660	—	—	150,462,660
Telecommunication Services	114,842,116	3,219,937	—	118,062,053
Utilities	268,060,035	—	—	268,060,035
Convertible Preferred Stocks
Consumer Staples	1,650,744	—	—	1,650,744
Industrials	750,248	—	—	750,248
Futures	5,469,186	—	—	5,469,186
Investment Companies
Exchange Traded Funds (ETFs)	54,189,629	—	—	54,189,629
Short-Term Investments	—	4,764,994	—	4,764,994

Total Assets	$5,371,515,903	$30,487,354	$—	$5,402,003,257

Total Liabilities	$—	$—	$—	$—

Total	$5,371,515,903	$30,487,354	$—	$5,402,003,257

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,365,884,575
Aggregate gross unrealized depreciation	(76,748,277)

Net unrealized appreciation	$1,289,136,298

Federal income tax cost of investments	$4,107,397,773

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.7%)
Gentex Corp.	37,195	$680,668
Goodyear Tire & Rubber Co.	359,080	9,723,886
Lear Corp.	5,008	554,987
TRW Automotive Holdings Corp.*	34,228	3,588,806
Visteon Corp.*	13,592	1,310,269

		15,858,616

Distributors (0.0%)
Genuine Parts Co.	3,104	289,262

Diversified Consumer Services (0.4%)
Apollo Education Group, Inc.*	29,954	566,730
DeVry Education Group, Inc.	19,622	654,590
Graham Holdings Co., Class B	1,076	1,129,402
Service Corp. International	14,646	381,528
ServiceMaster Global Holdings, Inc.*	4,186	141,278
Steiner Leisure Ltd.*	135,196	6,408,290

		9,281,818

Hotels, Restaurants & Leisure (0.9%)
Aramark	813	25,715
Choice Hotels International, Inc.	10,003	640,892
Darden Restaurants, Inc.	38,333	2,658,010
Hyatt Hotels Corp., Class A*	12,112	717,273
Marriott International, Inc., Class A	8,128	652,841
MGM Resorts International*	105,446	2,217,530
Norwegian Cruise Line Holdings Ltd.*	115,012	6,211,798
Royal Caribbean Cruises Ltd.	51,320	4,200,542
Starwood Hotels & Resorts Worldwide, Inc.	30,406	2,538,901
Wendy’s Co.	85,257	929,301

		20,792,803

Household Durables (2.6%)
D.R. Horton, Inc.	211,997	6,037,675
Garmin Ltd.	37,737	1,793,262
GoPro, Inc., Class A*	2,094	90,901
Jarden Corp.*	198,871	10,520,276
Leggett & Platt, Inc.	21,682	999,323
Lennar Corp., Class A	186,625	9,669,041
Mohawk Industries, Inc.*	18,975	3,524,606
Newell Rubbermaid, Inc.	234,101	9,146,326
PulteGroup, Inc.	117,011	2,601,155
Taylor Morrison Home Corp., Class A*	10,131	211,231
Toll Brothers, Inc.*	184,011	7,238,993
Whirlpool Corp.	52,591	10,626,537

		62,459,326

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	2,230	67,279
Liberty Interactive Corp.*	75,837	2,213,682

		2,280,961

Leisure Products (0.3%)
Hasbro, Inc.	5,712	361,227
Mattel, Inc.	66,885	1,528,322
Performance Sports Group Ltd.*	287,100	5,598,450
Vista Outdoor, Inc.*	19,811	848,307

		8,336,306

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	26,700	947,583
Clear Channel Outdoor Holdings, Inc., Class A	6,468	65,456
DISH Network Corp., Class A*	17,597	1,232,846
DreamWorks Animation SKG, Inc., Class A*	23,084	558,633
Gannett Co., Inc.	229,093	8,494,768
Interpublic Group of Cos., Inc.	194,600	4,304,552
John Wiley & Sons, Inc., Class A	13,652	834,683
Liberty Broadband Corp.*	26,495	1,498,725
Liberty Media Corp.*	88,030	3,373,031
Live Nation Entertainment, Inc.*	22,209	560,333
Madison Square Garden Co., Class A*	19,086	1,615,630
News Corp., Class A*	153,692	2,460,609
Quebecor, Inc., Class B	121,400	3,247,430
Regal Entertainment Group, Class A	19,016	434,325
Starz, Class A*	3,148	108,323

		29,736,927

Multiline Retail (0.4%)
Big Lots, Inc.	11,686	561,278
Dillard’s, Inc., Class A	2,422	330,627
Dollar General Corp.*	22,894	1,725,750
Family Dollar Stores, Inc.	1,703	134,946
J.C. Penney Co., Inc.*	94,190	792,138
Kohl’s Corp.	60,904	4,765,738
Macy’s, Inc.	24,001	1,557,905
Sears Holdings Corp.*	1,695	70,139

		9,938,521

Specialty Retail (1.8%)
Aaron’s, Inc.	198,566	5,621,404
Abercrombie & Fitch Co., Class A	19,026	419,333
Ascena Retail Group, Inc.*	40,626	589,483
Bed Bath & Beyond, Inc.*	33,029	2,535,802
Best Buy Co., Inc.	62,209	2,350,878
Cabela’s, Inc.*	13,732	768,717
CarMax, Inc.*	21,186	1,462,046
Chico’s FAS, Inc.	26,303	465,300
CST Brands, Inc.	3,376	147,970
Dick’s Sporting Goods, Inc.	24,678	1,406,399
DSW, Inc., Class A	163,528	6,030,913
Foot Locker, Inc.	38,527	2,427,201
GameStop Corp., Class A	31,790	1,206,748
L Brands, Inc.	48,297	4,553,924
Michaels Cos., Inc.*	3,312	89,623
Murphy USA, Inc.*	7,784	563,328
Penske Automotive Group, Inc.	7,285	375,105
Sally Beauty Holdings, Inc.*	13,067	449,113
Signet Jewelers Ltd.	7,796	1,082,007
Staples, Inc.	582,622	9,487,999
Urban Outfitters, Inc.*	8,716	397,885

		42,431,178

Textiles, Apparel & Luxury Goods (0.1%)
PVH Corp.	3,187	339,607
Ralph Lauren Corp.	4,535	596,353
Samsonite International S.A.	404,400	1,401,781

		2,337,741

Total Consumer Discretionary		203,743,459

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.1%)
Beverages (0.6%)
Constellation Brands, Inc., Class A*	3,372	$391,860
Molson Coors Brewing Co., Class B	141,340	10,522,763
Treasury Wine Estates Ltd.	580,457	2,256,088

		13,170,711

Food & Staples Retailing (0.2%)
Rite Aid Corp.*	99,773	867,027
Whole Foods Market, Inc.	64,177	3,342,338

		4,209,365

Food Products (1.9%)
B&G Foods, Inc.	195,055	5,740,468
Bunge Ltd.	45,492	3,746,721
Campbell Soup Co.	18,000	837,900
ConAgra Foods, Inc.	130,144	4,754,160
Ebro Foods S.A.	47,504	884,551
Flowers Foods, Inc.	353,570	8,040,182
Hain Celestial Group, Inc.*	2,660	170,373
Ingredion, Inc.	73,573	5,725,451
J.M. Smucker Co.	32,042	3,708,221
Pilgrim’s Pride Corp.	17,030	384,708
Pinnacle Foods, Inc.	16,841	687,281
Post Holdings, Inc.*	132,460	6,204,426
Tyson Foods, Inc., Class A	83,929	3,214,481

		44,098,923

Household Products (0.3%)
Clorox Co.	6,843	755,399
Energizer Holdings, Inc.	52,584	7,259,221

		8,014,620

Personal Products (0.1%)
Avon Products, Inc.	78,804	629,644
Coty, Inc., Class A*	113,918	2,764,790

		3,394,434

Total Consumer Staples		72,888,053

Energy (3.1%)
Energy Equipment & Services (0.4%)
Atwood Oceanics, Inc.	15,647	439,837
Cameron International Corp.*	21,724	980,187
Diamond Offshore Drilling, Inc.	20,777	556,616
Frank’s International N.V.	9,385	175,500
Helmerich & Payne, Inc.	9,711	661,028
Nabors Industries Ltd.	82,817	1,130,452
Oil States International, Inc.*	14,597	580,523
Patterson-UTI Energy, Inc.	22,133	415,547
Rowan Cos., plc, Class A	38,661	684,686
Seadrill Ltd.	76,192	712,395
Seventy Seven Energy, Inc.*	8,129	33,735
Solar Cayman Ltd.*†	90,472	9,047
Superior Energy Services, Inc.	45,249	1,010,863
Tidewater, Inc.	14,544	278,372
Trican Well Service Ltd.	197,500	537,977
Unit Corp.*	14,253	398,799

		8,605,564

Oil, Gas & Consumable Fuels (2.7%)
Chesapeake Energy Corp.	125,322	1,774,560
Cimarex Energy Co.	130,787	15,052,276
Cobalt International Energy, Inc.*	373,434	3,514,014
CONSOL Energy, Inc.	71,046	1,981,473
CVR Energy, Inc.	2,769	117,849
Denbury Resources, Inc.	109,198	796,053
Diamondback Energy, Inc.*	82,500	6,339,300
Energen Corp.	22,492	1,484,472
EP Energy Corp., Class A*	10,446	109,474
EQT Corp.	4,346	360,153
Golar LNG Ltd.	15,843	527,255
Gulfport Energy Corp.*	5,060	232,305
HollyFrontier Corp.	109,561	4,412,021
Laredo Petroleum Holdings, Inc.*	164,195	2,141,103
Memorial Resource Development Corp.*	7,176	127,302
Murphy Oil Corp.	55,452	2,584,063
Newfield Exploration Co.*	78,511	2,754,951
Noble Energy, Inc.	80,746	3,948,479
ONEOK, Inc.	30,191	1,456,414
PBF Energy, Inc., Class A	14,584	494,689
Peabody Energy Corp.	84,526	415,868
QEP Resources, Inc.	184,821	3,853,518
SandRidge Energy, Inc.*	151,449	269,579
Southwestern Energy Co.*	162,340	3,764,665
Teekay Corp.	7,489	348,763
Tesoro Corp.	22,780	2,079,586
Ultra Petroleum Corp.*	33,057	516,681
Whiting Petroleum Corp.*	32,959	1,018,433
World Fuel Services Corp.	17,413	1,000,899
WPX Energy, Inc.*	62,469	682,786

		64,158,984

Total Energy		72,764,548

Financials (21.9%)
Banks (4.7%)
Associated Banc-Corp	45,756	851,062
Bank of Hawaii Corp.	13,826	846,290
BankUnited, Inc.	312,860	10,243,036
BOK Financial Corp.	73,928	4,525,872
CIT Group, Inc.	132,343	5,971,316
Citizens Financial Group, Inc.	49,752	1,200,516
City National Corp./California	14,709	1,310,278
Comerica, Inc.	181,941	8,210,997
Commerce Bancshares, Inc./Missouri	26,397	1,117,121
Cullen/Frost Bankers, Inc.	16,454	1,136,642
East West Bancorp, Inc.	44,311	1,792,823
Fifth Third Bancorp	262,824	4,954,232
First Horizon National Corp.	484,695	6,926,292
First Niagara Financial Group, Inc.	110,430	976,201
First Republic Bank/California	147,379	8,413,867
Fulton Financial Corp.	55,331	682,785
Huntington Bancshares, Inc./Ohio	255,797	2,826,557
IBERIABANK Corp.	68,700	4,330,161
KeyCorp	272,956	3,865,057
M&T Bank Corp.	40,633	5,160,391
National Penn Bancshares, Inc.	340,377	3,665,860
PacWest Bancorp	31,492	1,476,660
Popular, Inc.*	203,547	6,999,981
Regions Financial Corp.	426,139	4,027,014
Signature Bank/New York*	1,112	144,093
South State Corp.	33,700	2,304,743
SunTrust Banks, Inc./Georgia	164,658	6,765,797
SVB Financial Group*	14,226	1,807,271
Synovus Financial Corp.	42,948	1,202,974
TCF Financial Corp.	51,345	807,143
Zions Bancorp	283,264	7,648,128

		112,191,160

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (1.1%)
Ameriprise Financial, Inc.	38,140	$4,990,238
E*TRADE Financial Corp.*	89,162	2,546,021
Federated Investors, Inc., Class B	7,777	263,563
Interactive Brokers Group, Inc., Class A	16,775	570,685
Invesco Ltd.	113,249	4,494,853
Legg Mason, Inc.	19,507	1,076,786
LPL Financial Holdings, Inc.	72,800	3,193,008
Northern Trust Corp.	73,077	5,089,813
NorthStar Asset Management Group, Inc.	44,756	1,044,605
Raymond James Financial, Inc.	38,586	2,190,913
SEI Investments Co.	2,727	120,233
TD Ameritrade Holding Corp.	10,439	388,957

		25,969,675

Consumer Finance (0.2%)
Ally Financial, Inc.*	8,981	188,421
Navient Corp.	124,077	2,522,486
Santander Consumer USA Holdings, Inc.	25,129	581,485
SLM Corp.*	86,228	800,196
Synchrony Financial*	10,823	328,478

		4,421,066

Diversified Financial Services (0.7%)
FNFV Group*	28,303	399,072
Intercontinental Exchange, Inc.	20,498	4,781,569
Leucadia National Corp.	95,216	2,122,365
MSCI, Inc.	84,288	5,167,697
NASDAQ OMX Group, Inc.	36,103	1,839,087
Voya Financial, Inc.	39,855	1,718,149

		16,027,939

Insurance (6.5%)
Alleghany Corp.*	5,088	2,477,856
Allied World Assurance Co. Holdings AG	30,455	1,230,382
American Financial Group, Inc./Ohio	18,750	1,202,812
American National Insurance Co.	2,239	220,295
Aon plc	20,095	1,931,531
Arch Capital Group Ltd.*	39,360	2,424,576
Argo Group International Holdings Ltd.	77,240	3,873,586
Arthur J. Gallagher & Co.	2,758	128,936
Aspen Insurance Holdings Ltd.	19,294	911,256
Assurant, Inc.	22,140	1,359,617
Assured Guaranty Ltd.	47,723	1,259,410
Axis Capital Holdings Ltd.	31,600	1,629,928
Brown & Brown, Inc.	306,522	10,148,943
Cincinnati Financial Corp.	50,531	2,692,292
CNA Financial Corp.	8,216	340,389
Endurance Specialty Holdings Ltd.	128,828	7,876,544
Enstar Group Ltd.*	12,115	1,718,634
Everest Reinsurance Group Ltd.	14,248	2,479,152
FNF Group	85,585	3,146,105
Genworth Financial, Inc., Class A*	153,361	1,121,069
Hanover Insurance Group, Inc.	93,486	6,785,214
Hartford Financial Services Group, Inc.	131,147	5,484,568
HCC Insurance Holdings, Inc.	30,872	1,749,516
Infinity Property & Casualty Corp.	25,185	2,066,429
Lincoln National Corp.	81,503	4,683,162
Loews Corp.	100,636	4,108,968
Markel Corp.*	4,317	3,319,600
MBIA, Inc.*	43,754	406,912
Mercury General Corp.	8,211	474,185
Navigators Group, Inc.*	49,075	3,819,998
Old Republic International Corp.	80,701	1,205,673
PartnerReinsurance Ltd.	14,652	1,675,163
Principal Financial Group, Inc.	90,923	4,670,715
ProAssurance Corp.	17,250	791,948
Progressive Corp.	182,941	4,975,995
Reinsurance Group of America, Inc.	115,093	10,725,517
RenaissanceReinsurance Holdings Ltd.	14,121	1,408,287
StanCorp Financial Group, Inc.	26,128	1,792,381
Torchmark Corp.	40,703	2,235,409
Unum Group	292,545	9,867,543
Validus Holdings Ltd.	26,017	1,095,316
W. R. Berkley Corp.	31,011	1,566,366
White Mountains Insurance Group Ltd.	1,908	1,306,064
Willis Group Holdings plc	357,900	17,243,622
XL Group plc	313,352	11,531,354

		153,163,218

Real Estate Investment Trusts (REITs) (7.8%)
Alexandria Real Estate Equities, Inc. (REIT)	22,141	2,170,704
American Assets Trust, Inc. (REIT)	109,834	4,753,616
American Campus Communities, Inc. (REIT)	34,664	1,486,046
American Capital Agency Corp. (REIT)	109,018	2,325,354
American Homes 4 Rent (REIT), Class A	46,049	762,111
American Realty Capital Properties, Inc. (REIT)	280,588	2,763,792
Annaly Capital Management, Inc. (REIT)	292,796	3,045,078
Apartment Investment & Management Co. (REIT), Class A	20,873	821,561
AvalonBay Communities, Inc. (REIT)	40,051	6,978,887
BioMed Realty Trust, Inc. (REIT)	62,659	1,419,853
Blackstone Mortgage Trust, Inc. (REIT), Class A	156,500	4,439,905
Boston Properties, Inc. (REIT)	41,618	5,846,497
Brandywine Realty Trust (REIT)	55,544	887,593
Brixmor Property Group, Inc. (REIT)	16,553	439,482
Camden Property Trust (REIT)	26,442	2,065,913
CBL & Associates Properties, Inc. (REIT)	51,580	1,021,284
Chimera Investment Corp. (REIT)	316,037	992,356
Columbia Property Trust, Inc. (REIT)	32,691	883,311
Corporate Office Properties Trust (REIT)	28,839	847,290

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Corrections Corp. of America (REIT)	155,587	$6,263,933
DDR Corp. (REIT)	93,135	1,734,174
Digital Realty Trust, Inc. (REIT)	41,825	2,758,777
Douglas Emmett, Inc. (REIT)	44,399	1,323,534
Duke Realty Corp. (REIT)	101,818	2,216,578
Equity Commonwealth (REIT)	39,821	1,057,248
Equity LifeStyle Properties, Inc. (REIT)	124,434	6,837,648
Essex Property Trust, Inc. (REIT)	19,318	4,441,208
Extra Space Storage, Inc. (REIT)	91,100	6,155,627
Federal Realty Investment Trust (REIT)	6,985	1,028,262
Gaming and Leisure Properties, Inc. (REIT)	21,647	798,125
General Growth Properties, Inc. (REIT)	175,207	5,177,367
HCP, Inc. (REIT)	141,592	6,118,190
Health Care REIT, Inc. (REIT)	50,503	3,906,912
Healthcare Trust of America, Inc. (REIT), Class A	34,039	948,327
Home Properties, Inc. (REIT)	17,703	1,226,641
Hospitality Properties Trust (REIT)	45,969	1,516,517
Host Hotels & Resorts, Inc. (REIT)	233,908	4,720,263
Iron Mountain, Inc. (REIT)	6,363	232,122
iStar Financial, Inc. (REIT)*	386,734	5,027,542
Kilroy Realty Corp. (REIT)	26,684	2,032,520
Kimco Realty Corp. (REIT)	126,850	3,405,922
Liberty Property Trust (REIT)	45,638	1,629,277
Macerich Co. (REIT)	48,809	4,116,063
MFA Financial, Inc. (REIT)	114,078	896,653
Mid-America Apartment Communities, Inc. (REIT)	72,370	5,592,030
National Retail Properties, Inc. (REIT)	40,756	1,669,773
NorthStar Realty Finance Corp. (REIT)	58,525	1,060,473
Omega Healthcare Investors, Inc. (REIT)	28,799	1,168,375
Outfront Media, Inc. (REIT)	39,075	1,169,124
Paramount Group, Inc. (REIT)	44,094	851,014
Piedmont Office Realty Trust, Inc. (REIT), Class A	47,673	887,195
Plum Creek Timber Co., Inc. (REIT)	36,973	1,606,477
Post Properties, Inc. (REIT)	16,889	961,491
Prologis, Inc. (REIT)	154,413	6,726,230
Rayonier, Inc. (REIT)	34,509	930,363
Realty Income Corp. (REIT)	68,430	3,530,988
Regency Centers Corp. (REIT)	28,536	1,941,589
Retail Properties of America, Inc. (REIT), Class A	73,102	1,171,825
Senior Housing Properties Trust (REIT)	72,611	1,611,238
SL Green Realty Corp. (REIT)	68,193	8,754,617
Spirit Realty Capital, Inc. (REIT)	123,245	1,488,800
Starwood Property Trust, Inc. (REIT)	67,816	1,647,929
Tanger Factory Outlet Centers, Inc. (REIT)	10,583	372,204
Taubman Centers, Inc. (REIT)	1,226	94,561
Two Harbors Investment Corp. (REIT)	113,418	1,204,499
UDR, Inc. (REIT)	77,697	2,644,029
Urban Edge Properties (REIT)	23,809	564,273
Ventas, Inc. (REIT)	56,071	4,094,304
Vornado Realty Trust (REIT)	44,884	5,027,008
Weingarten Realty Investors (REIT)	37,751	1,358,281
Weyerhaeuser Co. (REIT)	145,530	4,824,320
WP Carey, Inc. (REIT)	30,701	2,087,668
WP GLIMCHER, Inc. (REIT)	49,024	815,269

		185,376,010

Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A*	240,719	6,143,149
Howard Hughes Corp.*	6,407	993,213
Jones Lang LaSalle, Inc.	10,095	1,720,188
Realogy Holdings Corp.*	25,603	1,164,424

		10,020,974

Thrifts & Mortgage Finance (0.5%)
EverBank Financial Corp.	74,834	1,349,257
Hudson City Bancorp, Inc.	163,391	1,712,338
Nationstar Mortgage Holdings, Inc.*	187,518	4,644,821
New York Community Bancorp, Inc.	136,789	2,288,480
People’s United Financial, Inc.	95,864	1,457,133
TFS Financial Corp.	22,971	337,214

		11,789,243

Total Financials		518,959,285

Health Care (6.9%)
Biotechnology (0.0%)
Alkermes plc*	6,479	395,025
Alnylam Pharmaceuticals, Inc.*	3,403	355,341
Juno Therapeutics, Inc.*	395	23,961
Myriad Genetics, Inc.*	2,800	99,120

		873,447

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	25,523	1,248,075
Boston Scientific Corp.*	1,037,795	18,420,861
Cooper Cos., Inc.	3,854	722,317
DENTSPLY International, Inc.	30,190	1,536,369
Hill-Rom Holdings, Inc.	16,532	810,068
Hologic, Inc.*	50,192	1,657,591
Intuitive Surgical, Inc.*	810	409,074
Orthofix International N.V.*	136,024	4,881,901
Sirona Dental Systems, Inc.*	6,841	615,622
St. Jude Medical, Inc.	31,268	2,044,927
Teleflex, Inc.	12,784	1,544,691
Zimmer Holdings, Inc.	47,970	5,637,434

		39,528,930

Health Care Providers & Services (3.6%)
Brookdale Senior Living, Inc.*	182,200	6,879,872
Cardinal Health, Inc.	96,613	8,721,256
Catamaran Corp.*	109,875	6,541,957
Cigna Corp.	76,543	9,907,726
Community Health Systems, Inc.*	35,620	1,862,214
DaVita HealthCare Partners, Inc.*	35,866	2,915,188
HCA Holdings, Inc.*	91,293	6,867,972
Health Net, Inc.*	24,785	1,499,245
Humana, Inc.	47,831	8,514,875

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	16,291	$2,054,132
LifePoint Hospitals, Inc.*	129,575	9,517,284
MEDNAX, Inc.*	10,608	769,186
Omnicare, Inc.	30,601	2,358,113
Patterson Cos., Inc.	24,184	1,179,937
Quest Diagnostics, Inc.	44,649	3,431,276
Universal American Corp.*	381,315	4,072,444
Universal Health Services, Inc., Class B	21,391	2,517,935
VCA, Inc.*	25,626	1,404,817
WellCare Health Plans, Inc.*	35,700	3,265,122

		84,280,551

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	35,212	421,136
Inovalon Holdings, Inc., Class A*	1,881	56,825

		477,961

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	88,197	3,664,585
Bio-Rad Laboratories, Inc., Class A*	6,413	866,909
Bio-Techne Corp.	5,844	586,095
Charles River Laboratories International, Inc.*	7,844	621,951
PerkinElmer, Inc.	28,379	1,451,302
QIAGEN N.V.*	72,153	1,818,256
Quintiles Transnational Holdings, Inc.*	8,823	590,876
VWR Corp.*	4,186	108,794
WuXi PharmaTech Cayman, Inc. (ADR)*	63,000	2,443,140

		12,151,908

Pharmaceuticals (1.1%)
Almirall S.A.	392,528	7,222,658
Hospira, Inc.*	51,651	4,537,024
Mallinckrodt plc*	9,626	1,219,133
Ono Pharmaceutical Co., Ltd.	58,000	6,563,408
Perrigo Co. plc	33,672	5,574,399
UCB S.A.	23,248	1,675,276

		26,791,898

Total Health Care		164,104,695

Industrials (7.3%)
Aerospace & Defense (1.4%)
Curtiss-Wright Corp.	52,700	3,896,638
Esterline Technologies Corp.*	44,300	5,068,806
Exelis, Inc.	58,578	1,427,546
Huntington Ingalls Industries, Inc.	2,363	331,174
L-3 Communications Holdings, Inc.	26,648	3,352,052
Moog, Inc., Class A*	80,200	6,019,010
Orbital ATK, Inc.	94,520	7,243,068
Rockwell Collins, Inc.	4,901	473,191
Spirit AeroSystems Holdings, Inc., Class A*	2,684	140,132
Teledyne Technologies, Inc.*	7,800	832,494
Textron, Inc.	86,259	3,823,861
Triumph Group, Inc.	12,321	735,810
Vectrus, Inc.*	3,238	82,537

		33,426,319

Air Freight & Logistics (0.4%)
Hub Group, Inc., Class A*	258,978	10,175,246

Airlines (0.1%)
Alaska Air Group, Inc.	3,670	242,881
Copa Holdings S.A., Class A	2,222	224,355
Southwest Airlines Co.	23,517	1,041,803

		1,509,039

Building Products (0.3%)
A.O. Smith Corp.	12,797	840,251
Fortune Brands Home & Security, Inc.	29,865	1,417,990
Owens Corning, Inc.	36,388	1,579,239
Sanwa Holdings Corp.	290,400	2,156,942

		5,994,422

Commercial Services & Supplies (0.6%)
ADT Corp.	53,845	2,235,644
Brink’s Co.	84,496	2,334,625
Cintas Corp.	6,259	510,922
Clean Harbors, Inc.*	5,010	284,468
Covanta Holding Corp.	19,670	441,198
KAR Auction Services, Inc.	25,834	979,884
Pitney Bowes, Inc.	34,046	793,953
R.R. Donnelley & Sons Co.	55,574	1,066,465
Republic Services, Inc.	82,066	3,328,597
Tyco International plc	13,987	602,280
Waste Connections, Inc.	15,010	722,581

		13,300,617

Construction & Engineering (0.3%)
AECOM*	46,313	1,427,367
Fluor Corp.	17,675	1,010,303
Jacobs Engineering Group, Inc.*	40,872	1,845,779
KBR, Inc.	45,485	658,623
Quanta Services, Inc.*	50,000	1,426,500

		6,368,572

Electrical Equipment (0.8%)
Babcock & Wilcox Co.	34,081	1,093,659
Generac Holdings, Inc.*	104,200	5,073,498
Hubbell, Inc., Class B	69,843	7,656,190
Regal-Beloit Corp.	13,946	1,114,564
Sensata Technologies Holding N.V.*	89,400	5,136,030

		20,073,941

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	19,804	1,834,445
Roper Industries, Inc.	16,868	2,901,296

		4,735,741

Machinery (2.1%)
AGCO Corp.	27,325	1,301,763
Barnes Group, Inc.	179,742	7,277,754
Crane Co.	9,601	599,198
Donaldson Co., Inc.	3,902	147,144
Dover Corp.	103,321	7,141,548
IDEX Corp.	1,907	144,608
Ingersoll-Rand plc	76,447	5,204,512
ITT Corp.	21,961	876,463
Joy Global, Inc.	30,944	1,212,386
Kennametal, Inc.	143,655	4,839,737
Lincoln Electric Holdings, Inc.	15,493	1,013,087
Navistar International Corp.*	14,185	418,457
Oshkosh Corp.	24,143	1,177,937
PACCAR, Inc.	9,208	581,393
Parker-Hannifin Corp.	36,753	4,365,521

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair plc	52,495	$3,301,411
Snap-on, Inc.	15,478	2,276,195
SPX Corp.	12,693	1,077,636
Stanley Black & Decker, Inc.	42,825	4,083,792
Terex Corp.	34,085	906,320
Timken Co.	23,550	992,397
Trinity Industries, Inc.	11,230	398,777
Valmont Industries, Inc.	7,128	875,889
Xylem, Inc.	15,559	544,876

		50,758,801

Professional Services (0.3%)
Dun & Bradstreet Corp.	7,373	946,398
Equifax, Inc.	17,535	1,630,755
ManpowerGroup, Inc.	24,606	2,119,807
Nielsen N.V.	22,033	982,011
Towers Watson & Co., Class A	20,070	2,652,953

		8,331,924

Road & Rail (0.2%)
AMERCO	997	329,409
Con-way, Inc.	17,760	783,749
Genesee & Wyoming, Inc., Class A*	8,701	839,124
Kansas City Southern	7,774	793,570
Ryder System, Inc.	16,435	1,559,517

		4,305,369

Trading Companies & Distributors (0.6%)
Air Lease Corp.	29,545	1,115,028
Aircastle Ltd.	106,870	2,400,300
GATX Corp.	14,333	831,028
MRC Global, Inc.*	17,706	209,816
NOW, Inc.*	30,423	658,354
Rexel S.A.	147,389	2,780,464
Veritiv Corp.*	2,137	94,306
WESCO International, Inc.*	93,481	6,533,387

		14,622,683

Total Industrials		173,602,674

Information Technology (7.3%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	483	34,066
ARRIS Group, Inc.*	185,600	5,362,912
Brocade Communications Systems, Inc.	134,488	1,595,700
EchoStar Corp., Class A*	10,161	525,527
Harris Corp.	26,164	2,060,677
JDS Uniphase Corp.*	71,470	937,686
Juniper Networks, Inc.	463,064	10,455,985
Motorola Solutions, Inc.	47,772	3,184,959

		24,157,512

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	152,690	9,336,993
Avnet, Inc.	34,096	1,517,272
AVX Corp.	14,378	205,174
Dolby Laboratories, Inc., Class A	14,774	563,776
FLIR Systems, Inc.	12,957	405,295
Gerber Scientific, Inc. (Escrow Shares)*†	1,953	—
Ingram Micro, Inc., Class A*	47,958	1,204,705
Jabil Circuit, Inc.	62,815	1,468,615
Keysight Technologies, Inc.*	44,098	1,638,241
Knowles Corp.*	67,677	1,304,136
Tech Data Corp.*	11,838	683,881
Vishay Intertechnology, Inc.	42,081	581,559

		18,909,647

Internet Software & Services (0.1%)
AOL, Inc.*	24,702	978,446
IAC/InterActiveCorp	13,483	909,698
LendingClub Corp.*	5,759	113,165

		2,001,309

IT Services (1.5%)
Amdocs Ltd.	49,438	2,689,427
Booz Allen Hamilton Holding Corp.	141,231	4,087,225
Broadridge Financial Solutions, Inc.	43,559	2,396,181
Computer Sciences Corp.	42,037	2,744,175
CoreLogic, Inc.*	28,380	1,000,963
CSG Systems International, Inc.	66,795	2,029,900
DST Systems, Inc.	1,609	178,132
Fidelity National Information Services, Inc.	77,907	5,302,350
Genpact Ltd.*	43,982	1,022,582
Leidos Holdings, Inc.	19,858	833,242
Paychex, Inc.	11,075	549,486
Teradata Corp.*	9,466	417,829
Total System Services, Inc.	11,785	449,598
Vantiv, Inc., Class A*	171,785	6,476,295
Xerox Corp.	360,724	4,635,303

		34,812,688

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	60,598	2,600,260
Analog Devices, Inc.	52,810	3,327,030
Applied Materials, Inc.	124,898	2,817,699
Broadcom Corp., Class A	165,295	7,156,447
Cree, Inc.*	15,565	552,402
First Solar, Inc.*	22,643	1,353,825
Freescale Semiconductor Ltd.*	2,464	100,433
KLA-Tencor Corp.	4,536	264,403
Lam Research Corp.	36,775	2,582,892
Linear Technology Corp.	69,912	3,271,882
Marvell Technology Group Ltd.	125,414	1,843,586
Maxim Integrated Products, Inc.	7,067	246,002
Microsemi Corp.*	205,600	7,278,240
NVIDIA Corp.	144,145	3,016,234
NXP Semiconductors N.V.*	8,500	853,060
ON Semiconductor Corp.*	66,865	809,735
Qorvo, Inc.*	87,600	6,981,720
SunEdison, Inc.*	56,276	1,350,624
SunPower Corp.*	12,746	399,077
Synaptics, Inc.*	26,000	2,113,930
Teradyne, Inc.	56,422	1,063,555

		49,983,036

Software (1.2%)
Activision Blizzard, Inc.	52,050	1,182,836
ANSYS, Inc.*	22,021	1,942,032
Autodesk, Inc.*	14,833	869,807
CA, Inc.	98,855	3,223,662
Check Point Software Technologies Ltd.*	39,000	3,196,830
Citrix Systems, Inc.*	4,728	301,978
Electronic Arts, Inc.*	22,745	1,337,747
FireEye, Inc.*	5,421	212,774
Informatica Corp.*	3,412	149,633
Nuance Communications, Inc.*	81,259	1,166,067
Rovi Corp.*	29,234	532,351

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Symantec Corp.	213,746	$4,994,175
Synopsys, Inc.*	47,816	2,214,837
Verint Systems, Inc.*	112,700	6,979,511
Zynga, Inc., Class A*	222,178	633,207

		28,937,447

Technology Hardware, Storage & Peripherals (0.6%)
Lexmark International, Inc., Class A	19,235	814,410
NCR Corp.*	46,904	1,384,137
NetApp, Inc.	61,548	2,182,492
SanDisk Corp.	34,559	2,198,644
Stratasys Ltd.*	6,590	347,820
Western Digital Corp.	68,791	6,260,669

		13,188,172

Total Information Technology		171,989,811

Materials (3.9%)
Chemicals (1.8%)
Albemarle Corp.	24,640	1,301,978
Ashland, Inc.	21,375	2,721,251
Axalta Coating Systems Ltd.*	7,411	204,692
Cabot Corp.	119,794	5,390,730
Celanese Corp.	125,642	7,018,362
CF Industries Holdings, Inc.	14,802	4,199,031
Cytec Industries, Inc.	19,502	1,053,888
Eastman Chemical Co.	4,121	285,421
Huntsman Corp.	185,531	4,113,222
Methanex Corp.	162,500	8,705,125
Mosaic Co.	103,408	4,762,973
Rayonier Advanced Materials, Inc.	11,393	169,756
RPM International, Inc.	3,068	147,233
Sigma-Aldrich Corp.	19,832	2,741,774
W.R. Grace & Co.*	3,251	321,426
Westlake Chemical Corp.	1,820	130,931

		43,267,793

Construction Materials (0.1%)
Vulcan Materials Co.	40,421	3,407,490

Containers & Packaging (0.6%)
AptarGroup, Inc.	15,652	994,215
Avery Dennison Corp.	19,212	1,016,507
Bemis Co., Inc.	31,166	1,443,297
Greif, Inc., Class A	9,948	390,658
MeadWestvaco Corp.	51,874	2,586,956
Owens-Illinois, Inc.*	20,393	475,565
Packaging Corp. of America	29,600	2,314,424
Rock-Tenn Co., Class A	44,358	2,861,091
Sonoco Products Co.	31,536	1,433,627

		13,516,340

Metals & Mining (0.9%)
Alcoa, Inc.	362,257	4,680,360
Allegheny Technologies, Inc.	33,551	1,006,866
Carpenter Technology Corp.	15,502	602,718
Cliffs Natural Resources, Inc.	47,089	226,498
Newmont Mining Corp.	154,055	3,344,534
Nucor Corp.	98,412	4,677,522
Reliance Steel & Aluminum Co.	55,015	3,360,316
Royal Gold, Inc.	19,961	1,259,739
Steel Dynamics, Inc.	74,177	1,490,958
Tahoe Resources, Inc.	21,550	236,188
TimkenSteel Corp.	12,015	318,037
United States Steel Corp.	44,716	1,091,070

		22,294,806

Paper & Forest Products (0.5%)
Domtar Corp.	19,789	914,648
International Paper Co.	113,115	6,276,751
Louisiana-Pacific Corp.*	204,100	3,369,691

		10,561,090

Total Materials		93,047,519

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	309,724	2,183,554
Windstream Holdings, Inc.	12,041	89,104
Zayo Group Holdings, Inc.*	4,869	136,137

		2,408,795

Wireless Telecommunication Services (0.0%)
Telephone & Data Systems, Inc.	26,577	661,767
U.S. Cellular Corp.*	4,050	144,666

		806,433

Total Telecommunication Services		3,215,228

Utilities (6.1%)
Electric Utilities (2.5%)
Cleco Corp.	14,299	779,581
Edison International	100,682	6,289,605
Entergy Corp.	55,433	4,295,503
Eversource Energy	97,645	4,933,025
FirstEnergy Corp.	129,760	4,549,386
Great Plains Energy, Inc.	163,199	4,354,149
Hawaiian Electric Industries, Inc.	31,359	1,007,251
ITC Holdings Corp.	109,369	4,093,682
OGE Energy Corp.	61,538	1,945,216
Pepco Holdings, Inc.	77,571	2,081,230
Pinnacle West Capital Corp.	34,103	2,174,066
Portland General Electric Co.	142,000	5,266,780
PPL Corp.	205,306	6,910,600
Westar Energy, Inc.	132,432	5,133,064
Xcel Energy, Inc.	155,118	5,399,658

		59,212,796

Gas Utilities (0.8%)
AGL Resources, Inc.	36,853	1,829,751
Atmos Energy Corp.	30,960	1,712,088
National Fuel Gas Co.	25,961	1,566,227
Questar Corp.	54,124	1,291,399
UGI Corp.	385,007	12,547,378

		18,946,843

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	224,142	2,880,225
Calpine Corp.*	103,290	2,362,242
NRG Energy, Inc.	104,214	2,625,151

		7,867,618

Multi-Utilities (2.3%)
Alliant Energy Corp.	66,082	4,163,166
Ameren Corp.	74,979	3,164,114
CenterPoint Energy, Inc.	132,800	2,710,448
CMS Energy Corp.	83,277	2,907,200
Consolidated Edison, Inc.	90,510	5,521,110
DTE Energy Co.	54,702	4,413,904
Integrys Energy Group, Inc.	24,711	1,779,686
MDU Resources Group, Inc.	59,270	1,264,822
NiSource, Inc.	97,303	4,296,900

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	156,341	$6,553,815
SCANA Corp.	43,755	2,406,087
Sempra Energy	75,842	8,268,295
TECO Energy, Inc.	72,092	1,398,585
Vectren Corp.	25,483	1,124,820
Wisconsin Energy Corp.	69,690	3,449,655

		53,422,607

Water Utilities (0.2%)
American Water Works Co., Inc.	55,321	2,998,952
Aqua America, Inc.	54,715	1,441,740

		4,440,692

Total Utilities		143,890,556

Total Common Stocks (68.3%) (Cost $1,165,882,073)		1,618,205,828

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares® Core S&P Mid-Cap ETF	3,855	585,883
iShares® Morningstar Mid-Cap ETF	6,466	992,790
iShares® Morningstar Mid-Cap Growth ETF	38,930	6,485,349
iShares® Morningstar Mid-Cap Value ETF‡	188,737	23,773,312
iShares® Russell Mid-Cap ETF	2,905	502,914
iShares® Russell Mid-Cap Growth ETF	77,754	7,614,449
iShares® Russell Mid-Cap Value ETF	902,875	67,950,372
iShares® S&P Mid-Cap 400 Growth ETF	44,400	7,615,044
iShares® S&P Mid-Cap 400 Value ETF	422,221	55,289,840
SPDR® S&P 400 MidCap Value ETF	23,094	2,009,409
Vanguard Mid-Cap Growth ETF	47,300	5,109,346
Vanguard Mid-Cap Value Index Fund	601,800	55,311,438

Total Investment Companies (9.8%) (Cost $129,285,880)		233,240,146

Total Investments (78.1%) (Cost $1,295,167,953)		1,851,445,974
Other Assets Less Liabilities (21.9%)		518,430,568

Net Assets (100%)		$2,369,876,542

*	Non-income producing.

†	Securities (totaling $9,047 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid- Cap Value ETF	$31,142,108	$—	$6,508,126	$23,773,312	$120,204	$1,165,253

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	970	June-15	$118,111,488	$121,143,300	$3,031,812
S&P 500 E-Mini Index	1,150	June-15	117,022,415	118,496,000	1,473,585
S&P MidCap 400 E-Mini Index	1,614	June-15	239,732,451	245,295,720	5,563,269

					$10,068,666

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$202,341,678	$1,401,781	$—		$203,743,459
Consumer Staples	69,747,414	3,140,639	—		72,888,053
Energy	72,755,501	—	9,047		72,764,548
Financials	518,959,285	—	—		518,959,285
Health Care	148,643,353	15,461,342	—		164,104,695
Industrials	168,665,268	4,937,406	—		173,602,674
Information Technology	171,989,811	—	—	(a)	171,989,811
Materials	93,047,519	—	—		93,047,519
Telecommunication Services	3,215,228	—	—		3,215,228
Utilities	143,890,556	—	—		143,890,556
Futures	10,068,666	—	—		10,068,666
Investment Companies
Exchange Traded Funds (ETFs)	233,240,146	—	—		233,240,146

Total Assets	$1,836,564,425	$24,941,168	$9,047		$1,861,514,640

Total Liabilities	$—	$—	$—		$—

Total	$1,836,564,425	$24,941,168	$9,047		$1,861,514,640

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$582,291,404
Aggregate gross unrealized depreciation	(43,400,967)

Net unrealized appreciation	$538,890,437

Federal income tax cost of investments	$1,312,555,537

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (6.8%)
Fertilizers & Agricultural Chemicals (6.8%)
Agrium, Inc.	1,099	$114,538
CF Industries Holdings, Inc.	381	108,082
Israel Chemicals Ltd.	3,403	24,193
Israel Corp., Ltd.	21	7,314
K+S AG (Registered)	1,318	43,101
Monsanto Co.	3,702	416,623
Mosaic Co.	2,448	112,755
Potash Corp. of Saskatchewan, Inc.	6,345	204,545
Syngenta AG (Registered)	711	241,834
Yara International ASA	1,373	69,860

Total Chemicals		1,342,845

Food Products (1.9%)
Agricultural Products (1.9%)
Archer-Daniels-Midland Co.	4,924	233,398
Bunge Ltd.	1,110	91,420
Golden Agri-Resources Ltd.	53,657	16,626
Wilmar International Ltd.	13,966	33,072

Total Food Products		374,516

Metals & Mining (19.9%)
Aluminum (1.0%)
Alcoa, Inc.	9,015	116,474
Alumina Ltd.	19,313	23,556
Norsk Hydro ASA	10,284	54,012

		194,042

Diversified Metals & Mining (12.3%)
Anglo American plc	10,681	158,955
Antofagasta plc	3,016	32,525
BHP Billiton Ltd.	24,561	572,011
BHP Billiton plc	16,152	350,688
Boliden AB	2,092	41,539
First Quantum Minerals Ltd.	4,592	55,653
Freeport-McMoRan, Inc.	7,947	150,596
Glencore plc*	85,053	358,072
Iluka Resources Ltd.	3,202	20,629
Mitsubishi Materials Corp.	8,543	28,749
Rio Tinto Ltd.	3,333	144,494
Rio Tinto plc	9,732	397,572
Sumitomo Metal Mining Co., Ltd.	3,792	55,509
Teck Resources Ltd., Class B	4,335	59,486
Turquoise Hill Resources Ltd.*	6,155	19,196

		2,445,674

Gold (3.0%)
Agnico Eagle Mines Ltd.	1,607	44,649
Barrick Gold Corp.	8,909	97,422
Eldorado Gold Corp.	5,477	25,125
Franco-Nevada Corp.	1,194	57,864
Goldcorp, Inc.	6,225	112,650
Kinross Gold Corp.*	8,752	19,417
New Gold, Inc.*	3,858	12,946
Newcrest Mining Ltd.*	5,862	59,423
Newmont Mining Corp.	3,815	82,824
Randgold Resources Ltd.	674	46,770
Yamana Gold, Inc.	7,114	25,500

		584,590

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,691	17,070

Silver (0.3%)
Silver Wheaton Corp.	3,087	58,642

Steel (3.2%)
ArcelorMittal S.A.	7,641	71,885
Fortescue Metals Group Ltd.	11,905	17,640
Hitachi Metals Ltd.	1,350	20,760
JFE Holdings, Inc.	3,769	83,280
Kobe Steel Ltd.	23,682	43,774
Maruichi Steel Tube Ltd.	439	10,407
Nippon Steel & Sumitomo Metal Corp.	57,315	144,462
Nucor Corp.	2,440	115,973
ThyssenKrupp AG	3,463	90,933
voestalpine AG	858	31,366
Yamato Kogyo Co., Ltd.	374	9,049

		639,529

Total Metals & Mining		3,939,547

Oil, Gas & Consumable Fuels (69.2%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	3,027	42,183
CONSOL Energy, Inc.	1,761	49,114

		91,297

Integrated Oil & Gas (48.9%)
BG Group plc	26,105	320,690
BP plc	139,484	901,206
Cenovus Energy, Inc.	6,305	106,282
Chevron Corp.	14,457	1,517,696
Eni S.p.A.	19,454	336,709
Exxon Mobil Corp.	32,383	2,752,555
Galp Energia SGPS S.A.	2,949	31,853
Hess Corp.	2,058	139,677
Husky Energy, Inc.	2,633	53,739
Imperial Oil Ltd.	2,269	90,559
Occidental Petroleum Corp.	5,962	435,226
OMV AG	1,127	30,931
Origin Energy Ltd.	8,460	72,505
Repsol S.A.	7,972	148,259
Royal Dutch Shell plc, Class A	48,564	1,468,409
Statoil ASA	8,535	150,801
Suncor Energy, Inc.	11,099	324,325
Total S.A.	16,369	814,379

		9,695,801

Oil & Gas Exploration & Production (19.9%)
Anadarko Petroleum Corp.	3,873	320,723
Antero Resources Corp.*	401	14,163
Apache Corp.	2,879	173,690
ARC Resources Ltd.	2,435	41,835
Baytex Energy Corp.	1,278	20,211
Cabot Oil & Gas Corp.	3,159	93,285
Canadian Natural Resources Ltd.	8,345	255,776
Canadian Oil Sands Ltd.	3,706	28,822
Chesapeake Energy Corp.	4,069	57,617
Cimarex Energy Co.	668	76,880
Cobalt International Energy, Inc.*	2,208	20,777
Concho Resources, Inc.*	911	105,603
ConocoPhillips Co.	9,413	586,053
Continental Resources, Inc.*	712	31,093
Crescent Point Energy Corp.	3,229	71,996
Devon Energy Corp.	2,972	179,241
Encana Corp.	6,323	70,591
Energen Corp.	560	36,960
Enerplus Corp.	1,571	15,926
EOG Resources, Inc.	4,191	384,273
EQT Corp.	1,159	96,046
INPEX Corp.	6,710	74,031

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Lundin Petroleum AB*	1,665	$22,811
Marathon Oil Corp.	5,161	134,754
MEG Energy Corp.*	1,198	19,353
Murphy Oil Corp.	1,290	60,114
Noble Energy, Inc.	2,958	144,646
Paramount Resources Ltd., Class A*	441	10,864
Peyto Exploration & Development Corp.	1,117	29,950
Pioneer Natural Resources Co.	1,139	186,238
PrairieSky Royalty Ltd.	994	23,450
QEP Resources, Inc.	1,309	27,293
Range Resources Corp.	1,290	67,132
Santos Ltd.	7,523	40,579
Southwestern Energy Co.*	2,911	67,506
Talisman Energy, Inc.	7,718	59,170
Tourmaline Oil Corp.*	1,312	39,706
Tullow Oil plc	6,963	29,075
Vermilion Energy, Inc.	818	34,392
Whiting Petroleum Corp.*	1,273	39,336
Woodside Petroleum Ltd.	5,671	148,357

		3,940,318

Total Oil, Gas & Consumable Fuels		13,727,416

Paper & Forest Products (1.7%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	531	27,167

Paper Products (1.6%)
International Paper Co.	3,078	170,798
Oji Holdings Corp.	5,388	22,079
Stora Enso Oyj, Class R	4,209	43,364
UPM-Kymmene Oyj	4,082	79,475

		315,716

Total Paper & Forest Products		342,883

Total Investments (99.5%) (Cost $22,595,175)		19,727,207
Other Assets Less Liabilities (0.5%)		100,802

Net Assets (100%)		$19,828,009

*	Non-income producing.

Country Diversification

As a Percentage of Total Net Assets

Australia	6.6%
Austria	0.3
Canada	11.5
Finland	0.6
France	4.1
Germany	0.7
Israel	0.2
Italy	1.7
Japan	2.5
Luxembourg	0.4
Mexico	0.1
Netherlands	7.4
Norway	1.4
Portugal	0.2
Singapore	0.2
Spain	0.7
Sweden	0.3
Switzerland	3.0
United Kingdom	10.2
United States	47.4
Cash and Other	0.5

100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$324,818	$49,698	$—	$374,516
Energy	9,136,821	4,590,595	—	13,727,416
Materials	2,208,925	3,416,350	—	5,625,275

Total Assets	$11,670,564	$8,056,643	$—	$19,727,207

Total Liabilities	$—	$—	$—	$—

Total	$11,670,564	$8,056,643	$—	$19,727,207

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,262
Aggregate gross unrealized depreciation	(3,213,112)

Net unrealized depreciation	$(2,915,850)

Federal income tax cost of investments	$22,643,057

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.9%)
BorgWarner, Inc.	200	$12,096
Bridgestone Corp.	600	24,076
Continental AG	120	28,423
Delphi Automotive plc	300	23,922
Denso Corp.	300	13,696
Magna International, Inc.	200	10,692

		112,905

Automobiles (1.3%)
Bayerische Motoren Werke (BMW) AG	200	25,030
Daimler AG (Registered)	300	28,894
Ford Motor Co.	2,500	40,350
Fuji Heavy Industries Ltd.	400	13,299
Harley-Davidson, Inc.	200	12,148
Isuzu Motors Ltd.	500	6,651
Suzuki Motor Corp.	400	12,033
Toyota Motor Corp.	300	20,938
Yamaha Motor Co., Ltd.	300	7,245

		166,588

Distributors (0.2%)
Genuine Parts Co.	300	27,957

Hotels, Restaurants & Leisure (2.6%)
Compass Group plc	2,258	39,216
Las Vegas Sands Corp.	400	22,016
McDonald’s Corp.	900	87,696
Oriental Land Co., Ltd.	400	30,310
Sands China Ltd.	2,000	8,262
Sodexo S.A.	200	19,515
Starbucks Corp.	600	56,820
Tatts Group Ltd.	2,600	7,873
Whitbread plc	300	23,315
Yum! Brands, Inc.	500	39,360

		334,383

Household Durables (0.2%)
Persimmon plc*	300	7,397
Persimmon plc (Interim CREST Entitlements)*†	300	423
Sekisui House Ltd.	1,000	14,540

		22,360

Leisure Products (0.1%)
Shimano, Inc.	100	14,887

Media (1.8%)
Comcast Corp., Class A	200	11,294
DIRECTV*	300	25,530
DISH Network Corp., Class A*	200	14,012
Omnicom Group, Inc.	300	23,394
ProSiebenSat.1 Media AG (Registered)	200	9,828
Publicis Groupe S.A.	200	15,442
SES S.A. (FDR)	500	17,698
Shaw Communications, Inc., Class B	500	11,219
Singapore Press Holdings Ltd.	3,000	9,154
Sky plc	500	7,358
Thomson Reuters Corp.	600	24,326
Viacom, Inc., Class B	300	20,490
Walt Disney Co.	300	31,467
WPP plc	800	18,143

		239,355

Multiline Retail (0.4%)
Dollar General Corp.*	100	7,538
Dollar Tree, Inc.*	200	16,229
Macy’s, Inc.	200	12,982
Next plc	200	20,838

		57,587

Specialty Retail (3.5%)
AutoZone, Inc.*	100	68,216
Bed Bath & Beyond, Inc.*	200	15,355
Hennes & Mauritz AB, Class B	1,000	40,533
Home Depot, Inc.	800	90,888
Inditex S.A.	1,350	43,284
L Brands, Inc.	200	18,858
Lowe’s Cos., Inc.	200	14,878
Nitori Holdings Co., Ltd.	100	6,784
O’Reilly Automotive, Inc.*	100	21,624
Ross Stores, Inc.	300	31,608
TJX Cos., Inc.	1,100	77,055
Tractor Supply Co.	100	8,506
USS Co., Ltd.	500	8,658

		446,247

Textiles, Apparel & Luxury Goods (1.7%)
Burberry Group plc	400	10,273
Cie Financiere Richemont S.A. (Registered)	400	32,202
Coach, Inc.	300	12,429
Hanesbrands, Inc.	400	13,404
Hermes International	2	706
Luxottica Group S.p.A.	300	19,046
LVMH Moet Hennessy Louis Vuitton SE	140	24,707
Michael Kors Holdings Ltd.*	200	13,150
NIKE, Inc., Class B	500	50,165
Swatch Group AG	20	8,475
VF Corp.	400	30,124

		214,681

Total Consumer Discretionary		1,636,950

Consumer Staples (17.7%)
Beverages (3.9%)
Anheuser-Busch InBev N.V.	400	48,930
Asahi Group Holdings Ltd.	600	19,065
Brown-Forman Corp., Class B	200	18,070
Coca-Cola Amatil Ltd.	300	2,458
Coca-Cola Co.	2,600	105,430
Diageo plc	2,400	66,176
Dr. Pepper Snapple Group, Inc.	300	23,544
Heineken N.V.	200	15,272
Molson Coors Brewing Co., Class B	200	14,890
Monster Beverage Corp.*	100	13,839
PepsiCo, Inc.	1,100	105,182
Pernod-Ricard S.A.	200	23,601
SABMiller plc	800	41,863

		498,320

Food & Staples Retailing (3.2%)
Aeon Co., Ltd.	400	4,394
Alimentation Couche-Tard, Inc., Class B	400	15,939
Costco Wholesale Corp.	600	90,897
CVS Health Corp.	200	20,642
Koninklijke Ahold N.V.	700	13,809

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	600	$45,996
Lawson, Inc.	200	13,884
Seven & i Holdings Co., Ltd.	1,000	42,081
Sysco Corp.	1,100	41,503
Wal-Mart Stores, Inc.	1,200	98,700
Wesfarmers Ltd.	400	13,366
Woolworths Ltd.	800	17,918

		419,129

Food Products (4.2%)
Associated British Foods plc	400	16,711
ConAgra Foods, Inc.	400	14,612
General Mills, Inc.	1,000	56,600
Hershey Co.	300	30,273
Hormel Foods Corp.	200	11,370
J.M. Smucker Co.	100	11,573
Kellogg Co.	500	32,975
Kerry Group plc, Class A	300	20,150
Kraft Foods Group, Inc.	300	26,134
McCormick & Co., Inc. (Non-Voting)	200	15,422
Mead Johnson Nutrition Co.	200	20,106
Mondelez International, Inc., Class A	2,100	75,789
Nestle S.A. (Registered)	1,200	90,599
Unilever N.V. (CVA)	1,500	62,751
Unilever plc	1,200	50,050

		535,115

Household Products (3.2%)
Church & Dwight Co., Inc.	200	17,084
Clorox Co.	200	22,078
Colgate-Palmolive Co.	1,100	76,274
Henkel AG & Co. KGaA (Preference)(q)	400	47,112
Kimberly-Clark Corp.	600	64,266
Procter & Gamble Co.	1,500	122,910
Reckitt Benckiser Group plc	600	51,422
Unicharm Corp.	500	13,123

		414,269

Personal Products (0.8%)
Beiersdorf AG	100	8,698
Estee Lauder Cos., Inc., Class A	200	16,632
Kao Corp.	600	29,956
L’Oreal S.A.	240	44,190

		99,476

Tobacco (2.4%)
Altria Group, Inc.	1,900	95,038
British American Tobacco plc	1,200	61,998
Japan Tobacco, Inc.	800	25,277
Lorillard, Inc.	300	19,605
Philip Morris International, Inc.	900	67,797
Reynolds American, Inc.	600	41,346

		311,061

Total Consumer Staples		2,277,370

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Chevron Corp.	400	41,992
Exxon Mobil Corp.	1,200	102,000
Imperial Oil Ltd.	300	11,973
Royal Dutch Shell plc, Class A	2,075	61,966
Spectra Energy Corp.	1,100	39,787
Statoil ASA	2,000	35,337
TransCanada Corp.	1,100	47,038
Woodside Petroleum Ltd.	200	5,232

Total Energy		345,325

Financials (15.7%)
Banks (6.5%)
Australia & New Zealand Banking Group Ltd.	800	22,296
Bank of Montreal	1,000	59,927
Bank of Nova Scotia	1,600	80,268
Bank of Yokohama Ltd.	2,000	11,695
Canadian Imperial Bank of Commerce	600	43,498
Chiba Bank Ltd.	1,000	7,344
Commonwealth Bank of Australia	500	35,479
DBS Group Holdings Ltd.	1,000	14,798
Hang Seng Bank Ltd.	1,100	19,914
HSBC Holdings plc	4,800	40,849
M&T Bank Corp.	100	12,700
Mitsubishi UFJ Financial Group, Inc.	3,900	24,147
Mizuho Financial Group, Inc.	7,900	13,896
National Bank of Canada	600	21,905
Oversea-Chinese Banking Corp., Ltd.	2,000	15,391
PNC Financial Services Group, Inc.	300	27,972
Resona Holdings, Inc.	1,800	8,948
Royal Bank of Canada	1,300	78,253
Shizuoka Bank Ltd.	1,000	9,992
Skandinaviska Enskilda Banken AB, Class A	2,000	23,396
Sumitomo Mitsui Financial Group, Inc.	400	15,328
Svenska Handelsbanken AB, Class A	400	18,053
Swedbank AB, Class A	800	19,121
Toronto-Dominion Bank	2,000	85,603
U.S. Bancorp/Minnesota	1,700	74,239
United Overseas Bank Ltd.	1,000	16,741
Wells Fargo & Co.	700	38,080

		839,833

Capital Markets (0.6%)
Franklin Resources, Inc.	400	20,528
Northern Trust Corp.	200	13,930
T. Rowe Price Group, Inc.	300	24,294
UBS Group AG*	800	15,014

		73,766

Consumer Finance (0.7%)
American Express Co.	700	54,684
Discover Financial Services	500	28,175

		82,859

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	700	101,024
Deutsche Boerse AG	200	16,356
Hong Kong Exchanges and Clearing Ltd.	500	12,224
McGraw Hill Financial, Inc.	300	31,020
Moody’s Corp.	200	20,760
Singapore Exchange Ltd.	1,000	5,928

		187,312

Insurance (4.3%)
AIA Group Ltd.	4,000	25,070

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp.	500	$35,585
Aon plc	300	28,836
Arch Capital Group Ltd.*	200	12,320
Chubb Corp.	500	50,550
Cincinnati Financial Corp.	200	10,656
Hannover Rueck SE	100	10,344
Insurance Australia Group Ltd.	2,800	12,978
Intact Financial Corp.	200	15,068
Legal & General Group plc	4,000	16,511
Marsh & McLennan Cos., Inc.	900	50,481
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	240	51,793
Progressive Corp.	900	24,480
Prudential plc	1,200	29,712
Sampo Oyj, Class A	900	45,477
Suncorp Group Ltd.	600	6,156
Swiss Reinsurance AG	400	38,718
T&D Holdings, Inc.	800	11,020
Tokio Marine Holdings, Inc.	300	11,338
Travelers Cos., Inc.	500	54,065
Zurich Insurance Group AG*	50	16,935

		558,093

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	300	28,245
British Land Co. plc (REIT)	800	9,870
Dexus Property Group (REIT)	1,700	9,786
GPT Group (REIT)	3,000	10,421
Mirvac Group (REIT)	6,900	10,537
Novion Property Group (REIT)	4,100	7,814
Public Storage (REIT)	100	19,714
Simon Property Group, Inc. (REIT)	400	78,256
Unibail-Rodamco SE (REIT)	50	13,494
Westfield Corp. (REIT)	1,100	7,980

		196,117

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	800	42,787
Daito Trust Construction Co., Ltd.	100	11,187
Daiwa House Industry Co., Ltd.	1,000	19,739
Lend Lease Group	500	6,317

		80,030

Total Financials		2,018,010

Health Care (14.4%)
Biotechnology (2.0%)
Actelion Ltd. (Registered)*	100	11,579
Alexion Pharmaceuticals, Inc.*	100	17,330
Amgen, Inc.	400	63,940
Biogen, Inc.*	100	42,224
Celgene Corp.*	400	46,112
CSL Ltd.	200	14,006
Gilead Sciences, Inc.*	600	58,878

		254,069

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	500	34,250
Becton, Dickinson and Co.	300	43,077
C.R. Bard, Inc.	100	16,735
Coloplast A/S, Class B	300	22,702
Edwards Lifesciences Corp.*	100	14,246
Essilor International S.A.	300	34,447
Medtronic plc	900	70,191
St. Jude Medical, Inc.	300	19,620
Stryker Corp.	200	18,450
Sysmex Corp.	200	11,117
Zimmer Holdings, Inc.	200	23,504

		308,339

Health Care Providers & Services (2.3%)
Cardinal Health, Inc.	500	45,135
Cigna Corp.	200	25,888
Fresenius Medical Care AG & Co. KGaA	100	8,323
Fresenius SE & Co. KGaA	600	35,830
Henry Schein, Inc.*	200	27,924
Laboratory Corp. of America Holdings*	200	25,218
McKesson Corp.	200	45,240
Ramsay Health Care Ltd.	100	5,107
Sonic Healthcare Ltd.	400	6,214
UnitedHealth Group, Inc.	600	70,974

		295,853

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.	100	13,434

Pharmaceuticals (7.6%)
AbbVie, Inc.	700	40,978
AstraZeneca plc	300	20,568
Bayer AG (Registered)	500	75,128
Bristol-Myers Squibb Co.	600	38,700
Daiichi Sankyo Co., Ltd.	1,100	17,478
Eli Lilly & Co.	1,200	87,180
GlaxoSmithKline plc	3,000	68,700
Johnson & Johnson	1,200	120,720
Merck & Co., Inc.	1,400	80,472
Novartis AG (Registered)	800	79,111
Novo Nordisk A/S, Class B	1,200	64,208
Otsuka Holdings Co., Ltd.	600	18,791
Pfizer, Inc.	3,800	132,202
Roche Holding AG	300	82,723
Sanofi S.A.	200	19,680
Shire plc	400	31,808

		978,447

Total Health Care		1,850,142

Industrials (13.4%)
Aerospace & Defense (3.5%)
Airbus Group N.V.	200	12,996
BAE Systems plc	3,000	23,259
Boeing Co.	400	60,032
General Dynamics Corp.	100	13,573
Honeywell International, Inc.	500	52,155
Lockheed Martin Corp.	400	81,184
Northrop Grumman Corp.	300	48,288
Raytheon Co.	400	43,700
Rockwell Collins, Inc.	200	19,310
Safran S.A.	200	13,977
Singapore Technologies Engineering Ltd.	3,000	7,599
United Technologies Corp.	500	58,600
Zodiac Aerospace	400	13,257

		447,930

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	1,200	37,539
United Parcel Service, Inc., Class B	700	67,858

		105,397

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
Assa Abloy AB, Class B	400	$23,840
Daikin Industries Ltd.	100	6,698
Geberit AG (Registered)	60	22,524

		53,062

Commercial Services & Supplies (1.0%)
Brambles Ltd.	1,400	12,259
Cintas Corp.	100	8,163
Republic Services, Inc.	400	16,224
Secom Co., Ltd.	300	20,048
Stericycle, Inc.*	200	28,086
Waste Management, Inc.	700	37,961

		122,741

Electrical Equipment (0.6%)
Emerson Electric Co.	600	33,972
Legrand S.A.	300	16,168
Rockwell Automation, Inc.	100	11,599
Schneider Electric SE	200	15,557

		77,296

Industrial Conglomerates (1.3%)
3M Co.	400	65,980
Danaher Corp.	200	16,980
Hutchison Whampoa Ltd.	1,000	13,833
Roper Industries, Inc.	200	34,400
Siemens AG (Registered)	300	32,479
Smiths Group plc	400	6,623

		170,295

Machinery (1.4%)
Atlas Copco AB, Class A	700	22,669
Cummins, Inc.	200	27,728
Deere & Co.	300	26,307
FANUC Corp.	100	21,853
Komatsu Ltd.	600	11,800
Kone Oyj, Class B	200	8,866
Kubota Corp.	1,000	15,843
Makita Corp.	100	5,194
Schindler Holding AG	100	16,642
SMC Corp.	100	29,847

		186,749

Professional Services (0.7%)
Adecco S.A. (Registered)*	200	16,661
Capita plc	600	9,919
Equifax, Inc.	200	18,600
Experian plc	1,000	16,561
SGS S.A. (Registered)	7	13,391
Verisk Analytics, Inc., Class A*	200	14,280

		89,412

Road & Rail (2.6%)
Aurizon Holdings Ltd.	3,800	14,006
Canadian National Railway Co.	1,100	73,666
Canadian Pacific Railway Ltd.	100	18,310
Central Japan Railway Co.	200	36,215
ComfortDelGro Corp., Ltd.	4,000	8,420
East Japan Railway Co.	300	24,089
Hankyu Hanshin Holdings, Inc.	1,000	6,189
Keio Corp.	1,000	7,853
MTR Corp., Ltd.	3,000	14,252
Nagoya Railroad Co., Ltd.	1,000	3,999
Odakyu Electric Railway Co., Ltd.	1,000	10,202
Tobu Railway Co., Ltd.	2,000	9,497
Tokyu Corp.	1,000	6,181
Union Pacific Corp.	800	86,648
West Japan Railway Co.	300	15,753

		335,280

Trading Companies & Distributors (1.0%)
Brenntag AG	240	14,388
Bunzl plc	600	16,279
Fastenal Co.	300	12,431
ITOCHU Corp.	1,900	20,601
Marubeni Corp.	2,000	11,572
Toyota Tsusho Corp.	400	10,608
W.W. Grainger, Inc.	100	23,581
Wolseley plc	300	17,744

		127,204

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	600	10,844

Total Industrials		1,726,210

Information Technology (9.1%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	1,700	46,792
Motorola Solutions, Inc.	200	13,334
QUALCOMM, Inc.	700	48,538

		108,664

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	300	17,679
Hoya Corp.	300	12,034
Keyence Corp.	100	54,621
Omron Corp.	200	9,026

		93,360

Internet Software & Services (0.2%)
Google, Inc., Class A*	40	22,188
Yahoo! Japan Corp.	900	3,720

		25,908

IT Services (3.5%)
Accenture plc, Class A	500	46,845
Alliance Data Systems Corp.*	100	29,625
Amadeus IT Holding S.A., Class A	400	17,153
Automatic Data Processing, Inc.	800	68,512
Cognizant Technology Solutions Corp., Class A*	500	31,195
Fidelity National Information Services, Inc.	300	20,418
Fiserv, Inc.*	400	31,760
International Business Machines Corp.	600	96,300
MasterCard, Inc., Class A	600	51,834
Paychex, Inc.	600	29,769
Visa, Inc., Class A	400	26,164

		449,575

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	200	12,600
ARM Holdings plc	1,200	19,647
ASML Holding N.V.	200	20,379
Avago Technologies Ltd.	200	25,396
Linear Technology Corp.	300	14,040
Skyworks Solutions, Inc.	200	19,658
Texas Instruments, Inc.	500	28,592

		140,312

Software (1.8%)
Dassault Systemes S.A.	200	13,551
Intuit, Inc.	400	38,784
Microsoft Corp.	1,800	73,179

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.	1,200	$51,780
SAP SE	800	58,092

		235,386

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	700	87,101
Canon, Inc.	200	7,073
EMC Corp.	400	10,224
Western Digital Corp.	200	18,202

		122,600

Total Information Technology		1,175,805

Materials (4.6%)
Chemicals (4.3%)
Air Liquide S.A.	430	55,311
Asahi Kasei Corp.	2,000	19,136
BASF SE	100	9,951
E.I. du Pont de Nemours & Co.	600	42,882
Ecolab, Inc.	400	45,752
Givaudan S.A. (Registered)*	20	36,112
International Flavors & Fragrances, Inc.	100	11,740
Johnson Matthey plc	200	10,034
Linde AG	240	48,929
LyondellBasell Industries N.V., Class A	200	17,560
Monsanto Co.	300	33,762
Novozymes A/S, Class B	400	18,294
Potash Corp. of Saskatchewan, Inc.	300	9,671
PPG Industries, Inc.	100	22,554
Praxair, Inc.	500	60,370
Sherwin-Williams Co.	200	56,900
Shin-Etsu Chemical Co., Ltd.	200	13,074
Symrise AG	200	12,650
Syngenta AG (Registered)	80	27,211

		551,893

Containers & Packaging (0.3%)
Amcor Ltd.	1,700	18,139
Ball Corp.	200	14,128

		32,267

Total Materials		584,160

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,600	52,240
BCE, Inc.	500	21,168
BT Group plc	7,000	45,352
Nippon Telegraph & Telephone Corp.	400	24,649
Singapore Telecommunications Ltd.	9,000	28,688
Swisscom AG (Registered)	60	34,851
Telenor ASA	1,800	36,379
TeliaSonera AB	4,000	25,419
Telstra Corp., Ltd.	4,100	19,676

		288,422

Wireless Telecommunication Services (0.6%)
KDDI Corp.	900	20,391
NTT DOCOMO, Inc.	1,600	27,800
Rogers Communications, Inc., Class B	500	16,738
SoftBank Corp.	200	11,626

		76,555

Total Telecommunication Services		364,977

Utilities (6.1%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	500	28,125
CLP Holdings Ltd.	2,500	21,831
Duke Energy Corp.	500	38,390
Enel S.p.A.	4,000	18,017
Eversource Energy	400	20,208
NextEra Energy, Inc.	600	62,430
Power Assets Holdings Ltd.	1,000	10,213
PPL Corp.	900	30,294
Red Electrica Corporacion S.A.	200	16,227
Southern Co.	1,500	66,420
SSE plc	1,500	33,317
Terna Rete Elettrica Nazionale S.p.A.	3,000	13,209
Xcel Energy, Inc.	900	31,329

		390,010

Gas Utilities (0.6%)
Hong Kong & China Gas Co., Ltd.	6,000	13,871
Osaka Gas Co., Ltd.	4,000	16,750
Snam S.p.A.	3,000	14,531
Tokyo Gas Co., Ltd.	4,000	25,192

		70,344

Multi-Utilities (2.2%)
AGL Energy Ltd.	800	9,246
CMS Energy Corp.	400	13,964
Consolidated Edison, Inc.	400	24,400
Dominion Resources, Inc.	900	63,783
DTE Energy Co.	300	24,207
National Grid plc	4,200	53,697
NiSource, Inc.	500	22,080
Public Service Enterprise Group, Inc.	300	12,576
Sempra Energy	400	43,608
Wisconsin Energy Corp.	400	19,800

		287,361

Water Utilities (0.3%)
American Water Works Co., Inc.	300	16,263
Severn Trent plc	300	9,159
United Utilities Group plc	800	11,070

		36,492

Total Utilities		784,207

Total Investments (99.2%) (Cost $11,702,357)		12,763,156
Other Assets Less Liabilities (0.8%)		98,809

Net Assets (100%)		$12,861,965

*	Non-income producing.

†	Security (totaling $423 or 0.0% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Glossary:

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Belgium	0.4
Bermuda	0.1
Canada	5.2
Denmark	0.8
Finland	0.4
France	2.6
Germany	4.4
Hong Kong	1.0
Ireland	1.4
Italy	0.5
Japan	8.0
Luxembourg	0.1
Macau	0.1
Netherlands	0.9
Norway	0.6
Singapore	1.0
Spain	0.7
Sweden	1.3
Switzerland	4.4
United Kingdom	7.5
United States	55.7
Cash and Other	0.8

100.0%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$997,798	$638,729	$423	$1,636,950
Consumer Staples	1,432,516	844,854	—	2,277,370
Energy	242,790	102,535	—	345,325
Financials	1,267,903	750,107	—	2,018,010
Health Care	1,222,622	627,520	—	1,850,142
Industrials	999,616	726,594	—	1,726,210
Information Technology	960,509	215,296	—	1,175,805
Materials	315,319	268,841	—	584,160
Telecommunication Services	90,146	274,831	—	364,977
Utilities	517,877	266,330	—	784,207

Total Assets	$8,047,096	$4,715,637	$423	$12,763,156

Total Liabilities	$—	$—	$—	$—

Total	$8,047,096	$4,715,637	$423	$12,763,156

There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,381,343
Aggregate gross unrealized depreciation	(320,868)

Net unrealized appreciation	$1,060,475

Federal income tax cost of investments	$11,702,681

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.7%)
Consumer Discretionary (0.2%)
Automobiles (0.2%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$2,000,000	$2,755,400

Total Consumer Discretionary		2,755,400

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cobalt International Energy, Inc.
3.125%, 5/15/24	5,000,000	3,690,625

Total Energy		3,690,625

Financials (0.2%)
Consumer Finance (0.2%)
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR 1,500,000	2,310,992

Total Financials		2,310,992

Materials (0.0%)
Construction Materials (0.0%)
Cemex S.A.B. de C.V.
3.750%, 3/15/18	$565,000	668,818

Total Materials		668,818

Total Convertible Bonds		9,425,835

Corporate Bonds (26.7%)
Consumer Discretionary (4.7%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24	$75,000	79,500
Goodyear Tire & Rubber Co.
6.500%, 3/1/21	3,200,000	3,412,000
Johnson Controls, Inc.
1.400%, 11/2/17	250,000	249,104

		3,740,604

Automobiles (0.4%)
FCA U.S. LLC/CG Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,235,500
Navistar, Inc.
5.750%, 8/15/17	760,128	763,295

		5,998,795

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
10.000%, 9/1/19§	1,500,000	1,421,250

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	1,000,000	1,035,000
Carnival Corp.
3.950%, 10/15/20	150,000	159,244
Cleopatra Finance Ltd.
6.250%, 2/15/22§	4,300,000	4,203,250
6.500%, 2/15/25§	4,300,000	4,149,500
Marriott International, Inc.
3.125%, 10/15/21	250,000	256,002
McDonald’s Corp.
5.350%, 3/1/18	140,000	156,262
MGM Resorts International
6.750%, 10/1/20	400,000	428,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	156,000
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	159,382

		10,702,640

Household Durables (0.3%)
KB Home
7.500%, 9/15/22	4,000,000	4,080,000
Whirlpool Corp.
2.400%, 3/1/19	250,000	253,070

		4,333,070

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19	250,000	255,661
3.300%, 12/5/21	150,000	155,985
QVC, Inc.
4.850%, 4/1/24	50,000	51,920

		463,566

Media (2.5%)
21st Century Fox America, Inc.
8.000%, 10/17/16	100,000	110,519
3.000%, 9/15/22	150,000	151,477
Altice S.A.
7.750%, 5/15/22§	800,000	814,000
7.625%, 2/15/25§	1,800,000	1,807,920
CBS Corp.
3.375%, 3/1/22	200,000	203,130
Clear Channel Communications, Inc.
6.928%, 1/30/19	2,539,722	2,412,101
7.678%, 7/30/19	816,818	786,799
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	36,323
Comcast Corp.
6.500%, 1/15/17	94,000	103,117
5.150%, 3/1/20	150,000	172,310
CSC Holdings LLC
6.750%, 11/15/21	2,700,000	2,998,688
Dex Media, Inc.
12.000%, 1/29/17 PIK	1,344,456	537,782
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, 3/15/22	100,000	103,467
4.450%, 4/1/24	150,000	160,668
3.950%, 1/15/25	100,000	102,949
Discovery Communications LLC
5.050%, 6/1/20	100,000	111,161
iHeartCommunications, Inc.
9.000%, 12/15/19	1,019,000	1,008,810
9.000%, 3/1/21	2,000,000	1,915,000
9.000%, 9/15/22	7,300,000	6,989,750
Interpublic Group of Cos., Inc.
4.200%, 4/15/24	150,000	158,872
NBCUniversal Media LLC
4.375%, 4/1/21	300,000	332,569
Numericable-SFR
6.000%, 5/15/22§	1,500,000	1,519,650
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.250%, 2/15/22	100,000	105,000
5.625%, 2/15/24	100,000	104,000
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	150,000	155,915

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Sirius XM Radio, Inc.
6.000%, 7/15/24§	$2,000,000	$2,108,750
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	207,994
4.000%, 9/1/21	100,000	106,623
Time Warner, Inc.
4.700%, 1/15/21	250,000	277,808
3.550%, 6/1/24	200,000	206,651
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	7,122,500
Viacom, Inc.
3.500%, 4/1/17	68,000	70,825
2.750%, 12/15/19	165,000	167,546
4.250%, 9/1/23	100,000	105,579
Visant Corp.
10.000%, 10/1/17	1,900,000	1,700,500
Walt Disney Co.
2.550%, 2/15/22	250,000	252,698
WPP Finance 2010
3.750%, 9/19/24	100,000	104,021

		35,333,472

Multiline Retail (0.2%)
Dollar General Corp.
1.875%, 4/15/18	150,000	148,482
3.250%, 4/15/23	1,000,000	972,311
Family Tree Escrow LLC
5.750%, 3/1/23§	1,300,000	1,368,250
Kohl’s Corp.
4.750%, 12/15/23	100,000	109,767
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	158,560
Target Corp.
6.000%, 1/15/18	200,000	225,941
2.300%, 6/26/19	100,000	102,305

		3,085,616

Specialty Retail (0.1%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,487,500
AutoZone, Inc.
4.000%, 11/15/20	100,000	107,500
Gap, Inc.
5.950%, 4/12/21	50,000	57,194
Home Depot, Inc.
2.000%, 6/15/19	250,000	253,893
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	106,921

		2,013,008

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	102,267

Total Consumer Discretionary		67,194,288

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	254,288
3.700%, 2/1/24	100,000	105,564
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	60,453
5.375%, 1/15/20	250,000	287,612
4.375%, 2/15/21	25,000	27,792
2.500%, 7/15/22	100,000	98,472
Coca-Cola Co.
1.800%, 9/1/16	256,000	260,281
3.150%, 11/15/20	100,000	106,107
3.200%, 11/1/23	200,000	209,158
Cott Beverages, Inc.
5.375%, 7/1/22§	1,500,000	1,445,700
Diageo Capital plc
5.500%, 9/30/16	213,000	227,815
PepsiCo, Inc.
5.000%, 6/1/18	100,000	111,053
7.900%, 11/1/18	144,000	174,377
3.600%, 3/1/24	250,000	265,784

		3,634,456

Food & Staples Retailing (0.3%)
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.
7.750%, 10/15/22§	265,000	284,213
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	100,525
2.250%, 2/15/22	85,000	84,532
CVS Health Corp.
5.750%, 6/1/17	75,000	82,487
2.250%, 8/12/19	350,000	355,918
Kroger Co.
6.150%, 1/15/20	150,000	175,419
2.950%, 11/1/21	150,000	152,171
Sysco Corp.
2.350%, 10/2/19	250,000	255,747
U.S. Foods, Inc.
8.500%, 6/30/19	1,000,000	1,050,000
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	252,233
3.300%, 11/18/21	150,000	154,445
3.100%, 9/15/22	150,000	150,998
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	218,074
1.125%, 4/11/18	200,000	200,204
3.625%, 7/8/20	100,000	108,800
3.250%, 10/25/20	100,000	106,792
3.300%, 4/22/24	100,000	105,738

		3,838,296

Food Products (0.2%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	100,024
General Mills, Inc.
5.650%, 2/15/19	100,000	113,323
2.200%, 10/21/19	250,000	252,076
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	800,000	846,000
7.250%, 6/1/21§	1,200,000	1,263,000
JM Smucker Co.
3.000%, 3/15/22§	180,000	182,158
Kellogg Co.
3.250%, 5/21/18	200,000	209,356
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	118,227
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	256,163
4.500%, 6/15/22	100,000	110,777

		3,451,104

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	152,179

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 12/15/24	$100,000	$102,138
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	151,426
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	55,842
3.625%, 8/1/20	50,000	54,213
Procter & Gamble Co.
4.700%, 2/15/19	350,000	391,630

		907,428

Tobacco (0.2%)
Alliance One International, Inc.
9.875%, 7/15/21	2,000,000	1,760,000
Altria Group, Inc.
9.250%, 8/6/19	45,000	57,496
2.625%, 1/14/20	200,000	203,393
2.850%, 8/9/22	200,000	198,823
4.000%, 1/31/24	100,000	107,619
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	256,870
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	71,203
2.500%, 8/22/22	100,000	99,484
3.600%, 11/15/23	50,000	53,344
Reynolds American, Inc.
3.250%, 11/1/22	100,000	99,532

		2,907,764

Total Consumer Staples		14,739,048

Energy (4.2%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
3.700%, 6/15/24	150,000	150,878
CHC Helicopter S.A.
9.250%, 10/15/20	1,350,000	1,134,000
Ensco plc
5.200%, 3/15/25	25,000	25,141
Halliburton Co.
2.000%, 8/1/18	100,000	101,315
3.250%, 11/15/21	100,000	104,587
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	309,436
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	147,484
Ocean Rig UDW, Inc.
7.250%, 4/1/19§	1,500,000	855,000
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	72,785
Transocean, Inc.
6.375%, 12/15/21	150,000	126,195
Weatherford International Ltd.
9.625%, 3/1/19	100,000	113,574

		3,140,395

Oil, Gas & Consumable Fuel (0.1%)
Energy XXI Gulf Coast, Inc.
11.000%, 3/15/20§	900,000	857,250
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 4/1/19	1,000,000	745,000

		1,602,250

Oil, Gas & Consumable Fuels (3.9%)
Alpha Natural Resources, Inc.
7.500%, 8/1/20§	600,000	249,000
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	191,961
Antero Resources Corp.
5.375%, 11/1/21	1,100,000	1,072,500
Apache Corp.
5.625%, 1/15/17	150,000	161,771
Bill Barrett Corp.
7.000%, 10/15/22	500,000	436,250
BP Capital Markets plc
1.375%, 5/10/18	250,000	248,211
2.315%, 2/13/20	200,000	201,178
4.500%, 10/1/20	100,000	110,563
3.814%, 2/10/24	250,000	261,217
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22	1,000,000	722,500
California Resources Corp.
6.000%, 11/15/24§	2,500,000	2,193,750
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	108,165
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	99,936
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,107,600
7.250%, 12/15/18	3,000,000	3,236,400
6.875%, 11/15/20	300,000	313,500
5.750%, 3/15/23	4,300,000	4,216,580
Chevron Corp.
0.889%, 6/24/16	350,000	351,390
1.345%, 11/15/17	250,000	251,714
2.193%, 11/15/19	35,000	35,640
2.355%, 12/5/22	150,000	148,092
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	194,422
ConocoPhillips Co.
2.875%, 11/15/21	120,000	122,913
2.400%, 12/15/22	150,000	147,116
CONSOL Energy, Inc.
5.875%, 4/15/22	2,700,000	2,453,760
Continental Resources, Inc.
4.500%, 4/15/23	100,000	96,709
Denbury Resources, Inc.
5.500%, 5/1/22	500,000	448,750
4.625%, 7/15/23	275,000	236,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	106,886
Drillships Financing Holding, Inc.
6.000%, 3/31/21	2,969,849	2,260,055
Ecopetrol S.A.
7.625%, 7/23/19	50,000	58,700
Enable Midstream Partners LP
3.900%, 5/15/24§	150,000	143,996
Enbridge, Inc.
5.600%, 4/1/17	250,000	268,503
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	160,752
3.600%, 2/1/23	100,000	98,595
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	687,500
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	101,009
3.350%, 3/15/23	150,000	151,377
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,257

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 2/1/21	$100,000	$109,175
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	2,500,000	2,625,000
EQT Corp.
4.875%, 11/15/21	50,000	52,506
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	251,268
2.397%, 3/6/22	150,000	151,379
3.176%, 3/15/24	150,000	158,242
Fieldwood Energy LLC, Term Loan
8.375%, 9/30/20	2,500,000	1,818,750
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.625%, 5/1/21	64,000	67,089
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	1,415,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	51,441
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	378,924
4.300%, 5/1/24	150,000	152,454
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	349,347
5.625%, 11/15/23§	2,300,000	2,520,151
7.750%, 1/15/32	1,700,000	2,085,107
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,453,500
Marathon Oil Corp.
2.800%, 11/1/22	100,000	96,962
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	56,194
3.625%, 9/15/24	150,000	152,811
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20	1,000,000	500,000
Murphy Oil Corp.
3.700%, 12/1/22	100,000	91,100
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	2,000,000	2,085,000
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	921,578
Noble Energy, Inc.
4.150%, 12/15/21	150,000	157,818
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	147,571
4.625%, 3/1/21	50,000	46,945
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	103,903
2.700%, 2/15/23	200,000	199,718
ONEOK Partners LP
8.625%, 3/1/19	100,000	118,042
Peabody Energy Corp.
6.250%, 11/15/21	2,000,000	1,250,000
10.000%, 3/15/22§	2,000,000	1,790,000
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	237,539
3.250%, 3/17/17	250,000	231,159
7.875%, 3/15/19	200,000	203,592
5.750%, 1/20/20	265,000	244,277
5.375%, 1/27/21	150,000	136,072
6.250%, 3/17/24	150,000	141,420
Petroleos Mexicanos
5.750%, 3/1/18	300,000	328,593
3.500%, 7/18/18	200,000	207,460
4.875%, 1/24/22	250,000	265,313
4.250%, 1/15/25§	100,000	101,355
Phillips 66
2.950%, 5/1/17	250,000	258,901
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	45,630
3.850%, 10/15/23	100,000	102,581
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%, 3/1/22	200,000	217,980
Rice Energy, Inc.
6.250%, 5/1/22	800,000	782,000
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,723,000
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	483,750
Southwestern Energy Co.
4.100%, 3/15/22	100,000	98,526
Statoil ASA
3.125%, 8/17/17	250,000	261,713
5.250%, 4/15/19	25,000	28,314
2.900%, 11/8/20	200,000	209,682
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	186,424
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	155,201
Total Capital International S.A.
1.000%, 8/12/16	150,000	150,658
2.700%, 1/25/23	200,000	199,320
Total Capital S.A.
4.125%, 1/28/21	250,000	276,307
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	139,277
3.800%, 10/1/20	100,000	107,358
Valero Energy Corp.
6.125%, 2/1/20	150,000	173,650
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	968,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	108,058
Williams Partners LP
5.250%, 3/15/20	100,000	110,144
4.125%, 11/15/20	100,000	104,000
4.300%, 3/4/24	150,000	151,273

		55,968,220

Total Energy		60,710,865

Financials (5.5%)
Banks (3.3%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	253,409
Bank of America Corp.
3.750%, 7/12/16	150,000	154,850
6.500%, 8/1/16	250,000	266,815
5.625%, 10/14/16	75,000	79,937
6.400%, 8/28/17	150,000	166,265
5.650%, 5/1/18	550,000	609,211
2.600%, 1/15/19	250,000	254,340
7.625%, 6/1/19	250,000	301,830
5.700%, 1/24/22	100,000	116,853
3.300%, 1/11/23	150,000	152,094

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 1/22/24	$100,000	$107,149
4.000%, 4/1/24	350,000	371,972
4.000%, 1/22/25	250,000	251,927
6.100%, 3/17/25(l)	1,000,000	1,011,900
Bank of Montreal
1.300%, 7/15/16	250,000	251,704
2.500%, 1/11/17	150,000	154,322
2.375%, 1/25/19	50,000	51,032
Bank of Nova Scotia
1.375%, 7/15/16	200,000	201,635
1.300%, 7/21/17	250,000	250,186
2.050%, 6/5/19	250,000	251,542
Barclays Bank plc
2.500%, 2/20/19	200,000	203,968
5.140%, 10/14/20	100,000	110,999
Barclays plc
2.750%, 11/8/19	250,000	252,491
BB&T Corp.
2.050%, 6/19/18	200,000	203,217
2.450%, 1/15/20	300,000	304,933
BNP Paribas S.A.
2.700%, 8/20/18	100,000	103,038
3.250%, 3/3/23	100,000	101,938
4.250%, 10/15/24	200,000	206,692
Capital One Bank USA N.A.
1.300%, 6/5/17	250,000	249,040
Citigroup, Inc.
4.450%, 1/10/17	300,000	315,786
6.125%, 11/21/17	250,000	277,818
1.850%, 11/24/17	250,000	251,807
1.750%, 5/1/18	250,000	249,574
2.550%, 4/8/19	100,000	102,157
8.500%, 5/22/19	250,000	311,318
5.875%, 3/27/20(l)	4,000,000	4,015,000
3.875%, 10/25/23	150,000	158,326
6.300%, 5/15/24(l)	4,500,000	4,595,850
3.750%, 6/16/24	250,000	260,986
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	254,180
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	260,740
2.250%, 1/14/19	250,000	254,941
4.500%, 1/11/21	75,000	83,903
3.875%, 2/8/22	75,000	80,569
Discover Bank/Delaware
3.200%, 8/9/21	250,000	253,187
Fifth Third Bancorp
2.300%, 3/1/19	125,000	126,491
HSBC Holdings plc
5.100%, 4/5/21	100,000	113,923
4.000%, 3/30/22	100,000	107,100
4.250%, 3/14/24	200,000	209,608
Huntington National Bank
2.200%, 4/1/19	250,000	251,491
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	256,834
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	210,084
JPMorgan Chase & Co.
1.350%, 2/15/17	200,000	200,787
6.000%, 1/15/18	250,000	280,235
7.900%, 4/30/18(l)	9,468,000	10,219,759
1.625%, 5/15/18	250,000	248,826
2.250%, 1/23/20	150,000	150,030
4.250%, 10/15/20	200,000	217,715
4.500%, 1/24/22	250,000	276,111
3.250%, 9/23/22	100,000	102,172
3.200%, 1/25/23	150,000	152,404
5.150%, 5/1/23(l)	2,000,000	1,952,600
3.625%, 5/13/24	250,000	259,984
3.875%, 9/10/24	200,000	204,836
3.125%, 1/23/25	150,000	150,420
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	504,769
KeyCorp
5.100%, 3/24/21	50,000	56,895
KfW
0.500%, 4/19/16	500,000	500,035
0.500%, 7/15/16	750,000	749,378
0.625%, 12/15/16	250,000	249,609
0.750%, 3/17/17	500,000	499,781
1.000%, 6/11/18	250,000	249,180
4.875%, 6/17/19	250,000	285,025
2.750%, 9/8/20	150,000	157,980
2.625%, 1/25/22	300,000	315,928
2.125%, 1/17/23	250,000	253,075
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	102,035
5.125%, 2/1/17	123,000	132,859
Lloyds Bank plc
2.350%, 9/5/19	200,000	202,531
2.400%, 3/17/20	200,000	201,781
6.375%, 1/21/21	100,000	120,805
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	251,213
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	49,317
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	253,563
National Australia Bank Ltd./New York
1.300%, 7/25/16	250,000	251,623
PNC Bank N.A.
2.250%, 7/2/19	250,000	253,108
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	260,379
PNC Funding Corp.
5.125%, 2/8/20	100,000	114,779
Royal Bank of Canada
2.200%, 7/27/18	250,000	255,642
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	99,731
6.400%, 10/21/19	100,000	115,372
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	115,528
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	255,295
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	50,000	51,248
3.500%, 1/20/17	50,000	51,937
2.350%, 11/1/18	150,000	152,137
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	253,291
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,227
1.400%, 4/30/18	250,000	250,097
2.250%, 11/5/19	150,000	152,540

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Bancorp/Minnesota
2.200%, 11/15/16	$250,000	$255,255
2.200%, 4/25/19	150,000	152,878
2.950%, 7/15/22	150,000	151,837
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	253,295
Wachovia Corp.
5.750%, 6/15/17	100,000	110,103
Wells Fargo & Co.
3.676%, 6/15/16(e)	300,000	310,480
2.625%, 12/15/16	250,000	257,326
5.625%, 12/11/17	250,000	278,410
2.150%, 1/15/19	150,000	152,337
3.500%, 3/8/22	100,000	105,837
3.450%, 2/13/23	100,000	102,196
4.125%, 8/15/23	100,000	106,458
5.900%, 6/15/24(l)	1,200,000	1,248,000
3.300%, 9/9/24	250,000	258,141
Westpac Banking Corp.
2.000%, 8/14/17	200,000	203,581
1.500%, 12/1/17	150,000	150,739
2.250%, 7/30/18	250,000	255,616

		46,585,023

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	114,876
Bank of New York Mellon Corp.
4.150%, 2/1/21	100,000	111,001
3.550%, 9/23/21	100,000	107,413
Charles Schwab Corp.
3.225%, 9/1/22	100,000	104,201
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	112,453
4.375%, 8/5/20	250,000	277,229
3.625%, 9/9/24	250,000	257,546
Deutsche Bank AG/London
1.400%, 2/13/17	150,000	150,443
6.000%, 9/1/17	150,000	165,185
2.500%, 2/13/19	150,000	152,425
Goldman Sachs Group, Inc.
5.750%, 10/1/16	130,000	138,700
5.625%, 1/15/17	215,000	230,483
6.150%, 4/1/18	600,000	674,394
2.900%, 7/19/18	150,000	155,001
2.550%, 10/23/19	250,000	252,453
5.750%, 1/24/22	250,000	290,716
3.625%, 1/22/23	150,000	155,015
4.000%, 3/3/24	250,000	264,320
Jefferies Group LLC
5.125%, 4/13/18	100,000	105,564
8.500%, 7/15/19	75,000	89,802
Morgan Stanley
3.800%, 4/29/16	100,000	102,887
5.450%, 1/9/17	251,000	268,392
1.875%, 1/5/18	100,000	100,562
6.625%, 4/1/18	250,000	284,272
7.300%, 5/13/19	200,000	239,075
2.375%, 7/23/19	150,000	150,886
5.550%, 7/15/20(l)	700,000	705,670
5.750%, 1/25/21	250,000	291,937
4.875%, 11/1/22	100,000	109,207
3.750%, 2/25/23	100,000	104,650
4.100%, 5/22/23	100,000	103,929
3.875%, 4/29/24	100,000	105,318
3.700%, 10/23/24	150,000	156,621
NRG Yield Operating LLC
5.375%, 8/15/24§	300,000	312,000
State Street Corp.
4.375%, 3/7/21	150,000	168,594
3.300%, 12/16/24	95,000	98,620
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	253,873
UBS AG/Connecticut
5.875%, 7/15/16	100,000	105,933
2.350%, 3/26/20	250,000	250,385
4.875%, 8/4/20	250,000	280,851

		8,102,882

Consumer Finance (0.5%)
American Express Co.
1.550%, 5/22/18	150,000	150,229
2.650%, 12/2/22	212,000	210,895
3.625%, 12/5/24	150,000	154,639
American Express Credit Corp.
1.125%, 6/5/17	250,000	250,279
American Honda Finance Corp.
1.125%, 10/7/16	250,000	251,155
Capital One Financial Corp.
4.750%, 7/15/21	100,000	112,409
3.500%, 6/15/23	200,000	204,672
Caterpillar Financial Services Corp.
1.350%, 9/6/16	150,000	151,396
7.150%, 2/15/19	135,000	161,651
2.100%, 6/9/19	250,000	252,122
Discover Financial Services
3.850%, 11/21/22	100,000	102,375
Ford Motor Credit Co. LLC
1.700%, 5/9/16	250,000	251,063
4.250%, 2/3/17	250,000	262,515
3.000%, 6/12/17	200,000	206,096
2.375%, 3/12/19	250,000	253,004
5.875%, 8/2/21	200,000	235,094
HSBC Finance Corp.
6.676%, 1/15/21	250,000	297,230
John Deere Capital Corp.
1.125%, 6/12/17	250,000	250,834
2.050%, 3/10/20	100,000	100,636
OneMain Financial Holdings, Inc.
7.250%, 12/15/21§	2,500,000	2,581,250
Synchrony Financial
3.000%, 8/15/19	250,000	255,599
3.750%, 8/15/21	75,000	77,615
Toyota Motor Credit Corp.
2.050%, 1/12/17	250,000	255,234
2.150%, 3/12/20	180,000	181,829
2.750%, 5/17/21	250,000	258,421

		7,468,242

Diversified Financial Services (0.5%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	600,000	621,780
Bank of America N.A.
5.300%, 3/15/17	106,000	113,403
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	172,763
Boeing Capital Corp.
4.700%, 10/27/19	100,000	112,694

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	$146,000	$156,676
General Electric Capital Corp.
1.500%, 7/12/16	250,000	251,936
5.400%, 2/15/17	72,000	77,919
5.625%, 9/15/17	391,000	432,259
5.625%, 5/1/18	250,000	280,504
4.625%, 1/7/21	350,000	394,259
3.150%, 9/7/22	100,000	103,428
3.100%, 1/9/23	150,000	154,147
6.375%, 11/15/67(l)	100,000	108,000
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	109,023
Leucadia National Corp.
5.500%, 10/18/23	100,000	102,770
Moody’s Corp.
4.500%, 9/1/22	50,000	54,393
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	89,215
2.300%, 11/15/19	200,000	203,219
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19	2,600,000	2,788,500
ORIX Corp.
3.750%, 3/9/17	150,000	156,778
Shell International Finance B.V.
2.375%, 8/21/22	250,000	249,068
3.400%, 8/12/23	100,000	105,983
Stena International S.A.
5.750%, 3/1/24§	800,000	734,000
Voya Financial, Inc.
2.900%, 2/15/18	100,000	103,186

		7,675,903

Insurance (0.3%)
ACE INA Holdings, Inc.
3.350%, 5/15/24	250,000	260,410
Aflac, Inc.
2.650%, 2/15/17	150,000	154,618
Allstate Corp.
3.150%, 6/15/23	100,000	103,032
American International Group, Inc.
5.600%, 10/18/16	80,000	85,795
5.850%, 1/16/18	206,000	230,398
3.375%, 8/15/20	150,000	158,360
Aon Corp.
3.125%, 5/27/16	100,000	102,466
5.000%, 9/30/20	50,000	56,174
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,635
1.600%, 5/15/17	250,000	253,691
4.250%, 1/15/21	100,000	111,916
Chubb Corp.
6.375%, 3/29/67(l)	50,000	53,125
CNA Financial Corp.
5.875%, 8/15/20	100,000	115,050
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	171,841
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,237
4.850%, 6/24/21	50,000	55,728
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	169,073
MetLife, Inc.
6.750%, 6/1/16	225,000	240,157
4.750%, 2/8/21	100,000	113,074
3.600%, 4/10/24	250,000	263,976
Progressive Corp.
3.750%, 8/23/21	50,000	54,331
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	242,253
5.875%, 9/15/42(l)	150,000	162,750
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	108,918
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	72,644

		3,616,652

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	82,610
3.500%, 1/31/23	150,000	148,388
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	99,925
Boston Properties LP
5.625%, 11/15/20	70,000	81,921
3.850%, 2/1/23	100,000	105,792
Corporate Office Properties LP
5.250%, 2/15/24	150,000	162,898
Duke Realty LP
5.950%, 2/15/17	250,000	270,048
ERP Operating LP
4.625%, 12/15/21	150,000	167,898
Essex Portfolio LP
3.875%, 5/1/24	250,000	262,269
HCP, Inc.
6.000%, 1/30/17	45,000	48,714
5.375%, 2/1/21	150,000	169,107
3.875%, 8/15/24	150,000	152,940
Health Care REIT, Inc.
4.700%, 9/15/17	100,000	107,463
Hospitality Properties Trust
6.300%, 6/15/16	55,000	56,848
Liberty Property LP
4.125%, 6/15/22	100,000	105,058
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	259,714
Prologis LP
3.350%, 2/1/21	100,000	103,736
Realty Income Corp.
3.250%, 10/15/22	150,000	150,424
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	152,203
Simon Property Group LP
5.650%, 2/1/20	300,000	349,698
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	110,444
4.250%, 3/1/22	100,000	106,596

		3,254,694

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	991,300

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	104,455
2.350%, 9/10/19	250,000	253,790

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
BPCE S.A.
2.500%, 7/15/19	$250,000	$254,537

		612,782

Total Financials		78,307,478

Health Care (2.0%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	355,072
3.450%, 10/1/20	150,000	158,258
3.625%, 5/22/24	250,000	262,796
Celgene Corp.
2.300%, 8/15/18	100,000	101,637
3.950%, 10/15/20	100,000	107,875
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	111,773
3.700%, 4/1/24	100,000	106,860

		1,204,271

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.550%, 3/15/22	175,000	175,643
Baxter International, Inc.
5.375%, 6/1/18	82,000	91,499
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	255,767
3.734%, 12/15/24	25,000	26,165
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,035
CareFusion Corp.
3.875%, 5/15/24	150,000	158,079
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	208,538
Medtronic, Inc.
4.125%, 3/15/21	100,000	110,040
3.150%, 3/15/22§	80,000	83,065
2.750%, 4/1/23	100,000	100,348
Stryker Corp.
3.375%, 5/15/24	150,000	154,110
Zimmer Holdings, Inc.
3.150%, 4/1/22	200,000	202,420

		1,666,709

Health Care Providers & Services (1.2%)
Aetna, Inc.
2.750%, 11/15/22	150,000	150,387
3.500%, 11/15/24	150,000	156,160
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	154,045
Anthem, Inc.
2.250%, 8/15/19	225,000	225,689
3.125%, 5/15/22	150,000	152,028
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	51,266
CHS/Community Health Systems, Inc.
5.125%, 8/1/21	300,000	309,390
6.875%, 2/1/22	800,000	855,040
Cigna Corp.
4.500%, 3/15/21	150,000	166,038
DaVita HealthCare Partners, Inc.
5.125%, 7/15/24	1,100,000	1,122,000
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	153,652
4.750%, 11/15/21	150,000	168,780
HCA, Inc.
6.500%, 2/15/20	2,300,000	2,592,100
7.500%, 2/15/22	3,200,000	3,728,000
5.875%, 5/1/23	1,500,000	1,618,125
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	152,807
3.200%, 2/1/22	75,000	75,740
McKesson Corp.
3.796%, 3/15/24	100,000	105,505
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	107,772
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	153,598
Tenet Healthcare Corp.
8.000%, 8/1/20	553,000	579,986
8.125%, 4/1/22	2,800,000	3,087,000
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	201,769
6.000%, 2/15/18	300,000	339,880
2.875%, 12/15/21	65,000	66,673

		16,473,430

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	101,812
Life Technologies Corp.
5.000%, 1/15/21	100,000	111,186
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	253,234
3.600%, 8/15/21	50,000	52,314
3.300%, 2/15/22	100,000	102,367

		620,913

Pharmaceuticals (0.6%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	150,253
2.900%, 11/6/22	200,000	198,342
Actavis Funding SCS
1.300%, 6/15/17	200,000	198,565
3.450%, 3/15/22	250,000	255,625
3.800%, 3/15/25	250,000	257,325
Actavis, Inc.
3.250%, 10/1/22	150,000	149,973
AstraZeneca plc
5.900%, 9/15/17	63,000	70,085
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	96,285
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,469
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	209,006
2.800%, 3/18/23	100,000	100,525
Johnson & Johnson
2.450%, 12/5/21	150,000	155,654
3.375%, 12/5/23	100,000	107,534
Merck & Co., Inc.
1.300%, 5/18/18	250,000	250,039
1.850%, 2/10/20	250,000	251,413
2.350%, 2/10/22	45,000	45,142
2.400%, 9/15/22	150,000	149,820
Mylan, Inc.
1.800%, 6/24/16	200,000	201,204
Novartis Capital Corp.
3.400%, 5/6/24	100,000	106,370

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Novartis Securities Investment Ltd.
5.125%, 2/10/19	$250,000	$282,141
Pfizer, Inc.
4.650%, 3/1/18	50,000	54,815
6.200%, 3/15/19	100,000	117,026
2.100%, 5/15/19	250,000	254,036
3.400%, 5/15/24	100,000	104,874
Sanofi S.A.
1.250%, 4/10/18	250,000	249,954
4.000%, 3/29/21	75,000	82,283
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	78,605
VRX Escrow Corp.
5.875%, 5/15/23§	2,100,000	2,152,500
6.125%, 4/15/25§	1,600,000	1,655,520
Zoetis, Inc.
3.250%, 2/1/23	150,000	149,516

		8,184,899

Total Health Care		28,150,222

Industrials (1.1%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	986,900
Embraer S.A.
5.150%, 6/15/22	75,000	77,719
General Dynamics Corp.
3.875%, 7/15/21	100,000	109,428
Honeywell International, Inc.
5.300%, 3/1/18	85,000	94,986
L-3 Communications Corp.
3.950%, 11/15/16	250,000	259,516
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	164,788
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	105,089
Precision Castparts Corp.
2.500%, 1/15/23	75,000	73,569
Raytheon Co.
6.400%, 12/15/18	50,000	58,458
Textron, Inc.
4.300%, 3/1/24	100,000	107,309
TransDigm, Inc.
6.000%, 7/15/22	700,000	696,500
6.500%, 7/15/24	700,000	700,000
United Technologies Corp.
6.125%, 2/1/19	233,000	270,551
3.100%, 6/1/22	50,000	52,006

		3,756,819

Air Freight & Logistics (0.2%)
CEVA Group plc
4.000%, 5/1/18§	2,100,000	1,896,563
FedEx Corp.
2.300%, 2/1/20	85,000	86,180
2.625%, 8/1/22	50,000	50,073
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	67,122
3.125%, 1/15/21	200,000	212,506

		2,312,444

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	183,168	198,517
Southwest Airlines Co.
5.750%, 12/15/16	50,000	53,594

		252,111

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	104,295
Republic Services, Inc.
5.250%, 11/15/21	100,000	114,992

		219,287

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	153,020
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,624,000

		1,777,020

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	150,415
Emerson Electric Co.
2.625%, 2/15/23	150,000	150,265

		300,680

Industrial Conglomerates (0.1%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,068
3.900%, 6/23/21	50,000	54,834
General Electric Co.
2.700%, 10/9/22	250,000	254,180
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	105,872
Pentair Finance S.A.
3.150%, 9/15/22	150,000	148,853
Roper Industries, Inc.
3.125%, 11/15/22	100,000	99,869
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	112,268

		826,944

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	100,948
Deere & Co.
4.375%, 10/16/19	150,000	166,555
2.600%, 6/8/22	100,000	100,306
Flowserve Corp.
4.000%, 11/15/23	100,000	104,803
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	250,000	251,800
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,069,750
Parker-Hannifin Corp.
3.300%, 11/21/24	150,000	157,112
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	101,642

		2,052,916

Marine (0.0%)
Stena AB
7.000%, 2/1/24§	300,000	288,750

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	129,021
3.750%, 4/1/24	25,000	26,814
3.400%, 9/1/24	250,000	260,553

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian National Railway Co.
5.550%, 5/15/18	$48,000	$53,885
CSX Corp.
7.375%, 2/1/19	100,000	120,140
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	46,094
Ryder System, Inc.
3.500%, 6/1/17	100,000	104,283
Union Pacific Corp.
5.700%, 8/15/18	100,000	113,757

		854,547

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21	150,000	154,590
GATX Corp.
2.375%, 7/30/18	150,000	151,591
HD Supply, Inc.
5.250%, 12/15/21§	1,000,000	1,035,000
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,106,300
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	536,400

		2,983,881

Total Industrials		15,625,399

Information Technology (2.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	279,038
3.625%, 3/4/24	150,000	161,742
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,092
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	257,983

		751,855

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	100,000	101,620
CDW LLC/CDW Finance Corp.
8.500%, 4/1/19	989,000	1,032,269

		1,133,889

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	249,487
eBay, Inc.
2.200%, 8/1/19	150,000	149,819
3.250%, 10/15/20	50,000	51,604
2.600%, 7/15/22	100,000	95,515
Google, Inc.
2.125%, 5/19/16	100,000	101,913

		648,338

IT Services (1.0%)
Computer Sciences Corp.
4.450%, 9/15/22	100,000	104,176
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	100,462
First Data Corp.
8.250%, 1/15/21§	4,009,000	4,289,630
12.625%, 1/15/21	4,100,000	4,858,500
8.750%, 1/15/22 PIK§	2,014,000	2,167,668
Fiserv, Inc.
6.800%, 11/20/17	100,000	113,112
4.750%, 6/15/21	100,000	110,999
International Business Machines Corp.
5.700%, 9/14/17	350,000	389,521
1.125%, 2/6/18	200,000	199,346
1.950%, 2/12/19	200,000	202,992
3.375%, 8/1/23	150,000	156,084
MasterCard, Inc.
3.375%, 4/1/24	50,000	52,584
SRA International, Inc.
6.500%, 7/20/18	1,120,428	1,123,929
11.000%, 10/1/19	500,000	530,000
Western Union Co.
5.930%, 10/1/16	150,000	159,837
Xerox Corp.
2.750%, 9/1/20	80,000	79,859
4.500%, 5/15/21	150,000	162,581

		14,801,280

Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	108,703
Freescale Semiconductor, Inc.
10.750%, 8/1/20	3,277,000	3,563,738
5.000%, 5/15/21§	5,000,000	5,275,000
Intel Corp.
3.300%, 10/1/21	100,000	106,353
2.700%, 12/15/22	150,000	149,918
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	260,689
4.125%, 11/1/21	135,000	141,716
Lam Research Corp.
3.800%, 3/15/25	60,000	60,165

		9,666,282

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	201,996
Autodesk, Inc.
1.950%, 12/15/17	50,000	50,024
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,275,000
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	300,000	248,250
CA, Inc.
2.875%, 8/15/18	200,000	204,904
Infor U.S., Inc.
9.375%, 4/1/19	400,000	428,160
Microsoft Corp.
1.000%, 5/1/18	200,000	199,594
4.000%, 2/8/21	150,000	166,774
2.375%, 2/12/22	145,000	145,883
Oracle Corp.
5.750%, 4/15/18	250,000	282,962
2.250%, 10/8/19	250,000	254,415
2.500%, 10/15/22	200,000	199,638

		4,657,600

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.000%, 5/3/18	500,000	496,721
2.150%, 2/9/22	150,000	148,175
3.450%, 5/6/24	250,000	265,100
EMC Corp.
1.875%, 6/1/18	250,000	252,670
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	310,382

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/18	$156,000	$172,837
2.750%, 1/14/19	150,000	153,427
NCR Corp.
6.375%, 12/15/23	1,000,000	1,067,500
NetApp, Inc.
2.000%, 12/15/17	150,000	150,348
Seagate HDD Cayman
4.750%, 6/1/23	75,000	78,669

		3,095,829

Total Information Technology		34,755,073

Materials (0.9%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	50,051
3.375%, 3/15/25	150,000	150,200
Albemarle Corp.
4.150%, 12/1/24	200,000	208,951
Dow Chemical Co.
8.550%, 5/15/19	150,000	187,468
3.000%, 11/15/22	150,000	151,098
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	101,024
6.000%, 7/15/18	250,000	285,017
Eastman Chemical Co.
2.700%, 1/15/20	250,000	253,130
3.600%, 8/15/22	100,000	103,759
Ecolab, Inc.
3.000%, 12/8/16	250,000	257,746
Lubrizol Corp.
8.875%, 2/1/19	55,000	68,409
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	235,131
Monsanto Co.
1.150%, 6/30/17	250,000	250,699
2.750%, 7/15/21	60,000	61,230
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	209,313

		2,573,226

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	1,000,000	1,071,735
CRH America, Inc.
6.000%, 9/30/16	83,000	88,732

		1,160,467

Containers & Packaging (0.2%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,269,000
9.875%, 8/15/19	800,000	856,000
5.750%, 10/15/20	900,000	930,420
8.250%, 2/15/21	400,000	428,000

		3,483,420

Metals & Mining (0.4%)
AngloGold Ashanti Holdings plc
8.500%, 7/30/20	800,000	859,000
Barrick Gold Corp.
3.850%, 4/1/22	100,000	97,736
4.100%, 5/1/23	150,000	147,704
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	187,492
3.850%, 9/30/23	250,000	267,069
First Quantum Minerals Ltd.
6.750%, 2/15/20§	1,035,000	967,725
7.000%, 2/15/21§	1,035,000	965,784
FMG Resources (August 2006) Pty Ltd.
6.875%, 2/1/18§	444,444	437,778
Freeport-McMoRan, Inc.
2.150%, 3/1/17	100,000	99,683
3.100%, 3/15/20	200,000	194,610
3.875%, 3/15/23	150,000	139,281
Goldcorp, Inc.
2.125%, 3/15/18	100,000	100,419
Newmont Mining Corp.
3.500%, 3/15/22	100,000	96,473
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	126,802
Rio Tinto Finance USA plc
1.375%, 6/17/16	350,000	352,005
3.500%, 3/22/22	100,000	102,901
Teck Resources Ltd.
3.150%, 1/15/17	50,000	50,599
4.500%, 1/15/21	100,000	101,503
Vale Overseas Ltd.
4.375%, 1/11/22	150,000	143,613

		5,438,177

Paper & Forest Products (0.0%)
International Paper Co.
7.500%, 8/15/21	50,000	63,185
4.750%, 2/15/22	150,000	165,696

		228,881

Total Materials		12,884,171

Telecommunication Services (3.1%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
2.950%, 5/15/16	50,000	51,103
5.500%, 2/1/18	525,000	577,942
3.000%, 2/15/22	100,000	100,151
2.625%, 12/1/22	250,000	243,336
British Telecommunications plc
5.950%, 1/15/18	100,000	111,848
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 6/1/20	2,000,000	2,131,250
6.500%, 4/30/21	1,000,000	1,047,500
5.750%, 1/15/24	1,000,000	1,038,800
CenturyLink, Inc.
6.750%, 12/1/23	400,000	441,520
Frontier Communications Corp.
8.500%, 4/15/20	700,000	791,000
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	945,000
Qwest Corp.
6.750%, 12/1/21	100,000	114,884
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	2,099,200
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	299,000	317,918
4.570%, 4/27/23	150,000	164,509
Verizon Communications, Inc.
2.500%, 9/15/16	342,000	349,356
1.350%, 6/9/17	250,000	250,163
2.550%, 6/17/19	250,000	255,697
3.000%, 11/1/21	250,000	254,602
2.450%, 11/1/22	200,000	194,146

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 9/15/23	$3,900,000	$4,470,206
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,070,000
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	1,028,800

		19,048,931

Wireless Telecommunication Services (1.8%)
Altice Financing S.A.
6.625%, 2/15/23§	1,500,000	1,539,450
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	226,644
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	116,011
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	4,012,050
7.000%, 8/15/20	1,000,000	1,012,500
11.500%, 11/15/21	2,500,000	3,018,750
Sprint Corp.
7.875%, 9/15/23	4,700,000	4,782,250
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,256,000
6.731%, 4/28/22	5,000,000	5,262,500
Vodafone Group plc
5.450%, 6/10/19	200,000	226,900
2.950%, 2/19/23	150,000	147,428

		25,600,483

Total Telecommunication Services		44,649,414

Utilities (1.8%)
Electric Utilities (0.3%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	130,998
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	161,061
3.400%, 9/1/21	100,000	105,844
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	149,713
DTE Electric Co.
3.450%, 10/1/20	100,000	105,762
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	30,922
Duke Energy Corp.
2.100%, 6/15/18	250,000	254,200
5.050%, 9/15/19	165,000	186,253
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	108,800
Edison International
3.750%, 9/15/17	100,000	105,836
Entergy Corp.
4.700%, 1/15/17	200,000	210,936
5.125%, 9/15/20	50,000	55,711
Georgia Power Co.
3.000%, 4/15/16	250,000	255,974
Hydro-Quebec
2.000%, 6/30/16	150,000	152,533
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	105,743
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	203,207
Northern States Power Co.
5.250%, 3/1/18	25,000	27,757
2.150%, 8/15/22	100,000	97,751
Ohio Power Co.
6.000%, 6/1/16	65,000	68,837
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19	250,000	250,670
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	104,945
3.750%, 2/15/24	100,000	106,105
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	81,651
3.950%, 3/15/24	100,000	107,611
Progress Energy, Inc.
4.400%, 1/15/21	100,000	110,484
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	154,998
Southern California Edison Co.
3.875%, 6/1/21	50,000	54,509
Southern Co.
2.150%, 9/1/19	150,000	150,586
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	116,661
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	111,443
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	51,766
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,437

		4,029,704

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	86,937
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	155,847
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	2,010,000

		2,252,784

Independent Power and Renewable Electricity Producers (0.8%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	3,007,500
7.875%, 1/15/23§	699,000	770,997
5.750%, 1/15/25	3,000,000	3,030,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	4,800,000
Tennessee Valley Authority
5.500%, 7/18/17	500,000	552,220

		12,160,717

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	78,646
2.000%, 11/15/18	60,000	60,548
3.750%, 11/15/23	250,000	266,382
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	197,766
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,025
3.375%, 8/15/23	100,000	105,655
DTE Energy Co.
6.350%, 6/1/16	60,000	63,668
NiSource Finance Corp.
6.400%, 3/15/18	100,000	113,596
6.125%, 3/1/22	100,000	120,160
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	160,320

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
3.550%, 6/15/24	$250,000	$261,097

		1,478,863

Multi-Utilities & Unregulated Power (0.4%)
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.750%, 11/1/19§	5,000,000	5,172,000

Total Utilities		25,094,068

Total Corporate Bonds		382,110,026

Government Securities (16.2%)
Foreign Governments (0.6%)
Export-Import Bank of Korea
4.000% 1/11/17	250,000	261,240
4.000% 1/14/24	250,000	273,927
Federative Republic of Brazil
8.000% 1/15/18(b)	178,000	192,240
5.875% 1/15/19	355,000	391,387
4.875% 1/22/21	250,000	262,188
4.250% 1/7/25	200,000	195,700
FMS Wertmanagement AoeR
0.625% 1/30/17	250,000	249,554
Japan Bank for International Cooperation
2.500% 5/18/16	200,000	204,340
1.750% 5/29/19	300,000	301,795
Province of British Columbia
2.000% 10/23/22	200,000	199,428
Province of New Brunswick
2.750% 6/15/18	50,000	51,982
Province of Nova Scotia
5.125% 1/26/17	50,000	54,079
Province of Ontario
1.100% 10/25/17	500,000	500,479
2.000% 9/27/18	250,000	255,665
2.450% 6/29/22	150,000	153,125
Province of Quebec
2.750% 8/25/21	200,000	208,380
2.625% 2/13/23	200,000	205,508
2.875% 10/16/24	100,000	104,130
Republic of Colombia
7.375% 3/18/19	250,000	295,375
4.000% 2/26/24	200,000	206,200
Republic of Italy
5.250% 9/20/16	250,000	264,815
6.875% 9/27/23	100,000	132,100
Republic of Panama
4.000% 9/22/24	200,000	209,500
Republic of Peru
7.125% 3/30/19	260,000	310,700
Republic of Philippines
6.500% 1/20/20	250,000	299,063
10.625% 3/16/25	150,000	244,125
Republic of Poland
6.375% 7/15/19	150,000	176,554
5.000% 3/23/22	150,000	172,277
4.000% 1/22/24	100,000	109,632
Republic of South Africa
5.500% 3/9/20	150,000	164,625
Republic of Turkey
6.750% 4/3/18	250,000	276,875
7.500% 11/7/19	200,000	233,250
3.250% 3/23/23	250,000	235,625
7.375% 2/5/25	150,000	185,625
Svensk Exportkredit AB
0.625% 5/31/16	250,000	250,199
United Mexican States
5.625% 1/15/17	250,000	268,438
5.125% 1/15/20	300,000	336,000
4.000% 10/2/23	250,000	264,500

		8,700,625

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	100,000	101,035
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ
1.096% 6/15/16	50,000	49,875
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	43,278
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650% 3/1/22	140,000	172,060
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	160,753
5.877% 3/1/19	100,000	111,576

		638,577

Supranational (0.6%)
Asian Development Bank
1.750% 9/11/18	250,000	253,984
1.875% 4/12/19	250,000	255,112
European Bank for Reconstruction & Development
1.000% 6/15/18	250,000	248,434
1.625% 11/15/18	150,000	151,553
European Investment Bank
0.625% 4/15/16	500,000	500,897
2.500% 5/16/16	100,000	102,265
1.750% 3/15/17	500,000	509,582
5.125% 5/30/17	250,000	272,870
1.000% 8/17/17	500,000	501,527
1.000% 6/15/18	250,000	249,225
1.625% 12/18/18	150,000	152,031
1.750% 6/17/19	500,000	509,522
1.625% 3/16/20	500,000	502,535
4.000% 2/16/21	200,000	225,842
Inter-American Development Bank
1.375% 10/18/16	500,000	505,854
1.000% 7/14/17	500,000	501,914
3.875% 2/14/20	150,000	166,444
3.000% 10/4/23	250,000	269,559
International Bank for Reconstruction & Development
0.500% 5/16/16	500,000	500,373
0.625% 10/14/16	250,000	250,213
1.875% 3/15/19	250,000	255,388
2.250% 6/24/21	500,000	515,877
2.125% 2/13/23	200,000	202,379
International Finance Corp.
1.125% 11/23/16	250,000	251,991
0.875% 6/15/18	250,000	248,088
1.750% 9/16/19	250,000	253,040

		8,356,499

U.S. Government Agencies (1.0%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	193,771

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Bank
0.875% 5/24/17	$3,500,000	$3,515,996
5.250% 6/5/17	195,000	213,772
5.375% 8/15/24	300,000	375,411
Federal Home Loan Mortgage Corp.
5.125% 11/17/17	1,390,000	1,544,730
4.875% 6/13/18	409,000	458,656
1.375% 5/1/20	1,000,000	994,121
2.375% 1/13/22	1,850,000	1,911,548
Federal National Mortgage Association
(Zero Coupon), 6/1/17	650,000	639,333
5.375% 6/12/17	1,371,000	1,509,451
0.875% 5/21/18	1,050,000	1,046,191
1.875% 9/18/18	600,000	615,491
1.750% 9/12/19	1,000,000	1,015,863

		14,034,334

U.S. Treasuries (14.0%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	587,031
8.125% 8/15/19	1,704,000	2,204,333
8.500% 2/15/20	592,000	792,338
7.625% 2/15/25	3,000,000	4,557,832
U.S. Treasury Notes
0.250% 4/15/16	1,000,000	999,380
0.250% 5/15/16	5,600,000	5,594,695
5.125% 5/15/16	2,500,000	2,633,301
3.250% 5/31/16	4,000,000	4,134,961
1.500% 6/30/16	13,000,000	13,180,083
3.250% 6/30/16	685,000	709,530
0.625% 8/15/16	1,500,000	1,504,219
4.875% 8/15/16	372,000	394,776
0.500% 8/31/16	1,800,000	1,802,039
0.875% 9/15/16	1,500,000	1,509,375
0.625% 10/15/16	2,500,000	2,506,286
0.375% 10/31/16	3,000,000	2,995,679
3.125% 10/31/16	465,000	484,583
0.875% 12/31/16	3,000,000	3,019,937
3.250% 12/31/16	900,000	942,943
0.750% 1/15/17	550,000	552,272
0.875% 1/31/17	5,600,000	5,635,465
0.625% 2/15/17	2,000,000	2,003,115
0.500% 2/28/17	2,000,000	1,998,525
3.000% 2/28/17	840,000	879,129
3.250% 3/31/17	3,050,000	3,211,853
0.875% 4/30/17	1,000,000	1,005,684
0.750% 6/30/17	1,000,000	1,002,051
2.500% 6/30/17	5,750,000	5,986,345
0.500% 7/31/17	1,700,000	1,693,492
4.750% 8/15/17	3,900,000	4,272,671
0.625% 9/30/17	700,000	698,086
1.875% 9/30/17	2,250,000	2,312,820
0.750% 10/31/17	3,000,000	2,999,062
4.250% 11/15/17	730,000	795,686
0.750% 12/31/17	4,000,000	3,991,602
2.750% 12/31/17	2,000,000	2,105,156
2.625% 1/31/18	1,000,000	1,049,385
0.750% 2/28/18	250,000	249,104
2.750% 2/28/18	2,100,000	2,212,875
2.875% 3/31/18	1,600,000	1,693,031
0.625% 4/30/18	2,000,000	1,981,250
2.625% 4/30/18	1,800,000	1,892,830
1.375% 7/31/18	1,250,000	1,264,453
1.375% 9/30/18	1,500,000	1,515,469
1.250% 10/31/18	3,800,000	3,820,039
1.250% 11/30/18	1,600,000	1,607,516
1.500% 12/31/18	3,290,000	3,332,924
1.250% 1/31/19	4,250,000	4,264,360
1.375% 2/28/19	1,200,000	1,208,801
1.500% 2/28/19	2,500,000	2,530,249
1.625% 3/31/19	1,000,000	1,016,641
1.250% 4/30/19	2,200,000	2,202,256
1.625% 4/30/19	800,000	812,937
3.125% 5/15/19	900,000	968,054
1.500% 5/31/19	6,500,000	6,569,317
1.000% 6/30/19	1,300,000	1,286,619
1.625% 6/30/19	500,000	507,749
0.875% 7/31/19	500,000	491,875
1.625% 7/31/19	1,000,000	1,014,756
1.000% 8/31/19	2,500,000	2,467,969
1.625% 8/31/19	700,000	710,055
1.250% 10/31/19	200,000	199,428
3.375% 11/15/19	1,065,000	1,162,701
1.000% 11/30/19	1,100,000	1,083,071
1.500% 11/30/19	3,000,000	3,022,236
1.125% 12/31/19	1,500,000	1,485,073
3.625% 2/15/20	995,000	1,101,982
1.375% 2/29/20	800,000	800,094
1.375% 3/31/20	1,500,000	1,500,000
3.500% 5/15/20	2,450,000	2,702,632
1.375% 5/31/20	450,000	449,064
2.000% 7/31/20	500,000	514,126
2.625% 8/15/20	1,825,000	1,933,555
2.000% 9/30/20	1,100,000	1,129,616
2.625% 11/15/20	300,000	317,777
2.375% 12/31/20	800,000	836,734
3.625% 2/15/21	3,350,000	3,738,161
3.125% 5/15/21	9,000,000	9,794,531
2.125% 6/30/21	1,800,000	1,852,787
2.250% 7/31/21	500,000	518,335
2.125% 8/15/21	1,550,000	1,594,926
2.125% 9/30/21	1,000,000	1,028,350
2.000% 11/15/21	3,000,000	3,061,758
1.875% 11/30/21	2,000,000	2,024,238
1.500% 1/31/22	600,000	591,990
2.000% 2/15/22	750,000	765,234
1.750% 3/31/22	500,000	501,172
1.750% 5/15/22	500,000	501,128
2.000% 2/15/23	3,050,000	3,098,401
1.750% 5/15/23	3,700,000	3,678,248
2.500% 8/15/23	650,000	683,820
2.750% 11/15/23	1,650,000	1,768,948
2.750% 2/15/24	450,000	482,062
2.500% 5/15/24	2,750,000	2,887,769
2.375% 8/15/24	2,500,000	2,598,120
2.000% 2/15/25	2,000,000	2,011,875

		199,786,791

Total Government Securities		231,516,826

Total Long-Term Debt Securities (43.6%) (Cost $610,963,884)		623,052,687

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%	200,000	$2,000

Total Consumer Discretionary		2,000

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley
6.375%(l)	30,000	781,200

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)	149,600	622,336

Total Financials		1,403,536

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%*	31	31,000
CEVA Holdings LLC
0.000%*	1,408	1,020,778

Total Industrials		1,051,778

Total Preferred Stocks (0.2%) (Cost $6,448,220)		2,457,314

CONVERTIBLE PREFERRED STOCKS:
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Chesapeake Energy Corp.
5.750%§	2,000	1,727,500
SandRidge Energy, Inc.
7.000%	30,000	1,151,250

Total Energy		2,878,750

Financials (1.2%)
Banks (1.1%)
Bank of America Corp.
7.250%	8,210	9,498,970
Wells Fargo & Co.
7.500%	5,000	6,115,000

		15,613,970

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	50,000	1,307,500

Total Financials		16,921,470

Health Care (0.1%)
Pharmaceuticals (0.1%)
Actavis plc
5.500%	2,000	2,024,000

Total Health Care		2,024,000

Materials (0.2%)
Metals & Mining (0.2%)
Alcoa, Inc.
5.375%	60,000	2,630,400

Total Materials		2,630,400

Utilities (0.2%)
Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.000%	12,500	705,000
6.125%	12,500	702,000
6.375%	37,100	1,795,640

Total Utilities		3,202,640

Total Convertible Preferred Stocks (1.9%) (Cost $24,281,511)		27,657,260

COMMON STOCKS:
Consumer Discretionary (3.7%)
Auto Components (0.1%)
BorgWarner, Inc.	2,659	160,817
Delphi Automotive plc	3,408	271,754
Goodyear Tire & Rubber Co.	3,163	85,654
Johnson Controls, Inc.	7,707	388,741

		906,966

Automobiles (1.1%)
Ford Motor Co.	446,441	7,205,558
General Motors Co.	204,301	7,661,288
Harley-Davidson, Inc.	2,479	150,574

		15,017,420

Distributors (0.0%)
Genuine Parts Co.	1,793	167,090

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,233	103,682

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,289	253,026
Chipotle Mexican Grill, Inc.*	365	237,447
Darden Restaurants, Inc.	1,456	100,959
Las Vegas Sands Corp.	20,000	1,100,800
Marriott International, Inc., Class A	2,435	195,579
McDonald’s Corp.	11,282	1,099,318
Royal Caribbean Cruises Ltd.	1,932	158,134
Starbucks Corp.	8,802	833,549
Starwood Hotels & Resorts Worldwide, Inc.	2,015	168,253
Wyndham Worldwide Corp.	1,426	129,010
Wynn Resorts Ltd.	951	119,712
Yum! Brands, Inc.	5,084	400,213

		4,796,000

Household Durables (0.1%)
D.R. Horton, Inc.	3,905	111,214
Garmin Ltd.	1,420	67,478
Harman International Industries, Inc.	806	107,706
Leggett & Platt, Inc.	1,625	74,896
Lennar Corp., Class A	2,096	108,594
Mohawk Industries, Inc.*	729	135,412
Newell Rubbermaid, Inc.	3,184	124,399
PulteGroup, Inc.	3,899	86,675
Whirlpool Corp.	917	185,289

		1,001,663

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,470	1,663,287
Expedia, Inc.	1,161	109,285
Netflix, Inc.*	710	295,850
Priceline Group, Inc.*	610	710,131
TripAdvisor, Inc.*	1,309	108,870

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

		$2,887,423

Leisure Products (0.0%)
Hasbro, Inc.	1,304	82,465
Mattel, Inc.	3,971	90,737

		173,202

Media (0.5%)
Cablevision Systems Corp. - New York Group, Class A	2,578	47,177
CBS Corp. (Non-Voting), Class B	5,370	325,583
Comcast Corp., Class A	29,829	1,684,444
Dex Media, Inc.*	23,148	96,990
DIRECTV*	5,903	502,345
Discovery Communications, Inc., Class A*	4,892	146,434
Gannett Co., Inc.	2,664	98,781
Interpublic Group of Cos., Inc.	4,856	107,415
News Corp., Class A*	5,865	93,899
Omnicom Group, Inc.	2,896	225,830
Scripps Networks Interactive, Inc., Class A	1,144	78,433
Time Warner Cable, Inc.	3,298	494,304
Time Warner, Inc.	9,749	823,206
Twenty-First Century Fox, Inc., Class A	21,453	725,969
Viacom, Inc., Class B	4,274	291,914
Walt Disney Co.	18,355	1,925,256

		7,667,980

Multiline Retail (0.9%)
Dollar General Corp.*	3,562	268,504
Dollar Tree, Inc.*	2,415	195,965
Family Dollar Stores, Inc.	1,129	89,462
Kohl’s Corp.	2,372	185,609
Macy’s, Inc.	3,995	259,315
Nordstrom, Inc.	1,652	132,689
Target Corp.	136,378	11,192,542

		12,324,086

Specialty Retail (0.4%)
AutoNation, Inc.*	882	56,739
AutoZone, Inc.*	374	255,128
Bed Bath & Beyond, Inc.*	2,179	167,293
Best Buy Co., Inc.	3,419	129,204
CarMax, Inc.*	2,465	170,110
GameStop Corp., Class A	1,279	48,551
Gap, Inc.	3,113	134,886
Home Depot, Inc.	15,470	1,757,547
L Brands, Inc.	2,887	272,215
Lowe’s Cos., Inc.	11,421	849,608
O’Reilly Automotive, Inc.*	1,193	257,974
Ross Stores, Inc.	2,427	255,709
Staples, Inc.	7,521	122,479
Tiffany & Co.	1,322	116,349
TJX Cos., Inc.	8,014	561,381
Tractor Supply Co.	1,599	136,011
Urban Outfitters, Inc.*	1,179	53,821

		5,345,005

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,238	134,150
Fossil Group, Inc.*	520	42,874
Hanesbrands, Inc.	4,706	157,698
Michael Kors Holdings Ltd.*	2,357	154,973
NIKE, Inc., Class B	8,215	824,211
PVH Corp.	968	103,150
Ralph Lauren Corp.	708	93,102
Under Armour, Inc., Class A*	1,959	158,189
VF Corp.	4,019	302,671

		1,971,018

Total Consumer Discretionary		52,361,535

Consumer Staples (1.9%)
Beverages (0.7%)
Brown-Forman Corp., Class B	1,830	165,341
Coca-Cola Co.	46,129	1,870,531
Coca-Cola Enterprises, Inc.	2,547	112,577
Constellation Brands, Inc., Class A*	1,976	229,631
Dr. Pepper Snapple Group, Inc.	2,253	176,815
Molson Coors Brewing Co., Class B	1,877	139,743
Monster Beverage Corp.*	1,717	237,624
PepsiCo, Inc.	80,401	7,687,944

		10,620,206

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	5,165	782,472
CVS Health Corp.	13,209	1,363,301
Kroger Co.	5,768	442,175
Sysco Corp.	6,955	262,412
Walgreens Boots Alliance, Inc.	10,237	866,869
Wal-Mart Stores, Inc.	18,540	1,524,915
Whole Foods Market, Inc.	4,236	220,611

		5,462,755

Food Products (0.3%)
Archer-Daniels-Midland Co.	7,451	353,177
Campbell Soup Co.	2,075	96,591
ConAgra Foods, Inc.	5,001	182,686
General Mills, Inc.	7,088	401,181
Hershey Co.	1,737	175,281
Hormel Foods Corp.	1,582	89,937
J.M. Smucker Co.	1,195	138,297
Kellogg Co.	2,973	196,069
Keurig Green Mountain, Inc.	1,424	159,103
Kraft Foods Group, Inc.	6,902	601,268
McCormick & Co., Inc. (Non-Voting)	1,497	115,434
Mead Johnson Nutrition Co.	2,375	238,759
Mondelez International, Inc., Class A	19,363	698,811
Tyson Foods, Inc., Class A	3,430	131,369

		3,577,963

Household Products (0.3%)
Clorox Co.	1,540	170,000
Colgate-Palmolive Co.	10,009	694,024
Kimberly-Clark Corp.	4,290	459,502
Procter & Gamble Co.	31,701	2,597,580

		3,921,106

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,618	217,713

Tobacco (0.2%)
Altria Group, Inc.	23,118	1,156,362
Lorillard, Inc.	4,227	276,235
Philip Morris International, Inc.	18,159	1,367,918
Reynolds American, Inc.	3,618	249,316

		3,049,831

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Staples		$26,849,574

Energy (5.2%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	5,102	324,385
Cameron International Corp.*	2,285	103,099
Diamond Offshore Drilling, Inc.	781	20,923
Ensco plc, Class A	2,770	58,364
FMC Technologies, Inc.*	2,701	99,964
Halliburton Co.	39,975	1,754,103
Helmerich & Payne, Inc.	1,259	85,700
National Oilwell Varco, Inc.	4,812	240,552
Noble Corp. plc	2,840	40,555
Schlumberger Ltd.	39,971	3,335,181
Transocean Ltd.	3,969	58,225

		6,121,051

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	67,948	5,626,774
Apache Corp.	4,424	266,900
BP plc (ADR)	275,000	10,755,250
Cabot Oil & Gas Corp.	4,852	143,280
Canadian Oil Sands Ltd.	200,000	1,555,406
Chesapeake Energy Corp.	6,077	86,050
Chevron Corp.	112,071	11,765,214
Cimarex Energy Co.	1,029	118,428
ConocoPhillips Co.	14,457	900,093
CONSOL Energy, Inc.	2,705	75,442
Devon Energy Corp.	4,537	273,626
EOG Resources, Inc.	6,439	590,392
EQT Corp.	1,784	147,840
Exxon Mobil Corp.	49,241	4,185,485
Hess Corp.	2,852	193,565
Kinder Morgan, Inc.	20,005	841,410
Marathon Oil Corp.	7,925	206,922
Marathon Petroleum Corp.	3,205	328,160
Murphy Oil Corp.	1,941	90,451
Newfield Exploration Co.*	1,889	66,285
Noble Energy, Inc.	4,541	222,055
Occidental Petroleum Corp.	24,045	1,755,285
ONEOK, Inc.	2,447	118,043
Phillips 66	6,380	501,468
Pioneer Natural Resources Co.	1,749	285,979
QEP Resources, Inc.	1,907	39,761
Range Resources Corp.	1,955	101,738
Royal Dutch Shell plc (ADR), Class A	226,300	13,498,795
Southwestern Energy Co.*	4,515	104,703
Spectra Energy Corp.	57,879	2,093,483
Tesoro Corp.	1,461	133,375
Total S.A. (ADR)	105,000	5,214,300
Valero Energy Corp.	6,031	383,692
Williams Cos., Inc.	101,102	5,114,750

		67,784,400

Total Energy		73,905,451

Financials (3.5%)
Banks (1.7%)
Bank of America Corp.	123,491	1,900,526
BB&T Corp.	8,463	329,972
Citigroup, Inc.	35,615	1,834,885
Comerica, Inc.	2,084	94,051
Fifth Third Bancorp	9,535	179,735
Huntington Bancshares, Inc./Ohio	9,513	105,119
JPMorgan Chase & Co.	129,766	7,861,224
KeyCorp	9,992	141,487
M&T Bank Corp.	1,561	198,247
PNC Financial Services Group, Inc.	6,112	569,883
Regions Financial Corp.	15,764	148,970
SunTrust Banks, Inc./Georgia	6,159	253,073
U.S. Bancorp/Minnesota	20,909	913,096
Wells Fargo & Co.	177,915	9,678,576
Zions Bancorp	2,384	64,368

		24,273,212

Capital Markets (0.3%)
Affiliated Managers Group, Inc.*	641	137,674
Ameriprise Financial, Inc.	2,135	279,343
Bank of New York Mellon Corp.	13,076	526,178
BlackRock, Inc.	1,489	544,736
Charles Schwab Corp.	13,545	412,310
E*TRADE Financial Corp.*	3,392	96,859
Franklin Resources, Inc.	4,600	236,072
Goldman Sachs Group, Inc.	4,756	893,985
Invesco Ltd.	5,039	199,998
Legg Mason, Inc.	1,154	63,701
Morgan Stanley	18,100	645,989
Northern Trust Corp.	2,569	178,931
State Street Corp.	4,831	355,223
T. Rowe Price Group, Inc.	3,061	247,880

		4,818,879

Consumer Finance (0.1%)
American Express Co.	10,295	804,245
Capital One Financial Corp.	6,475	510,360
Discover Financial Services	5,247	295,668
Navient Corp.	4,747	96,507

		1,706,780

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	21,408	3,089,603
CME Group, Inc./Illinois	3,723	352,605
Intercontinental Exchange, Inc.	1,315	306,750
Leucadia National Corp.	3,682	82,072
McGraw Hill Financial, Inc.	3,211	332,017
Moody’s Corp.	2,087	216,631
NASDAQ OMX Group, Inc.	1,388	70,705

		4,450,383

Insurance (0.7%)
ACE Ltd.	3,838	427,899
Aflac, Inc.	5,152	329,779
Allstate Corp.	4,888	347,879
American International Group, Inc.	16,111	882,722
Aon plc	3,299	317,100
Assurant, Inc.	819	50,295
Chubb Corp.	2,710	273,981
Cincinnati Financial Corp.	1,735	92,441
Genworth Financial, Inc., Class A*	5,837	42,668
Hartford Financial Services Group, Inc.	4,941	206,633
Lincoln National Corp.	3,005	172,667
Loews Corp.	3,505	143,109
Marsh & McLennan Cos., Inc.	6,325	354,769
MetLife, Inc.	80,870	4,087,978
Principal Financial Group, Inc.	3,212	165,000
Progressive Corp.	6,293	171,170
Prudential Financial, Inc.	5,329	427,972
Torchmark Corp.	1,489	81,776
Travelers Cos., Inc.	3,773	407,974

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	2,924	$98,627
XL Group plc	2,986	109,885

		9,192,324

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	4,961	467,078
Apartment Investment & Management Co. (REIT), Class A	1,836	72,265
AvalonBay Communities, Inc. (REIT)	1,550	270,087
Boston Properties, Inc. (REIT)	1,799	252,724
Crown Castle International Corp. (REIT)	3,920	323,557
Equity Residential (REIT)	4,271	332,540
Essex Property Trust, Inc. (REIT)	765	175,874
General Growth Properties, Inc. (REIT)	7,377	217,990
HCP, Inc. (REIT)	5,410	233,766
Health Care REIT, Inc. (REIT)	4,103	317,408
Host Hotels & Resorts, Inc. (REIT)	8,895	179,501
Iron Mountain, Inc. (REIT)	2,196	80,110
Kimco Realty Corp. (REIT)	4,845	130,088
Macerich Co. (REIT)	1,653	139,397
Plum Creek Timber Co., Inc. (REIT)	2,068	89,855
Prologis, Inc. (REIT)	6,013	261,926
Public Storage (REIT)	1,704	335,927
Simon Property Group, Inc. (REIT)	3,649	713,890
SL Green Realty Corp. (REIT)	1,158	148,664
Ventas, Inc. (REIT)	3,702	270,320
Vornado Realty Trust (REIT)	2,052	229,824
Weyerhaeuser Co. (REIT)	6,164	204,337

		5,447,128

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,285	127,162

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,655	59,265
People’s United Financial, Inc.	3,621	55,039

		114,304

Total Financials		50,130,172

Health Care (4.4%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.*	2,373	411,241
Amgen, Inc.	8,908	1,423,944
Biogen, Inc.*	2,754	1,162,849
Celgene Corp.*	9,398	1,083,401
Gilead Sciences, Inc.*	17,484	1,715,705
Regeneron Pharmaceuticals, Inc.*	866	390,981
Vertex Pharmaceuticals, Inc.*	2,842	335,271

		6,523,392

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	17,715	820,736
Baxter International, Inc.	6,370	436,345
Becton, Dickinson and Co.	2,451	351,981
Boston Scientific Corp.*	15,621	277,273
C.R. Bard, Inc.	872	145,929
DENTSPLY International, Inc.	1,643	83,612
Edwards Lifesciences Corp.*	1,266	180,354
Intuitive Surgical, Inc.*	430	217,163
Medtronic plc	16,729	1,304,695
St. Jude Medical, Inc.	3,308	216,343
Stryker Corp.	3,513	324,074
Varian Medical Systems, Inc.*	1,175	110,556
Zimmer Holdings, Inc.	1,995	234,453

		4,703,514

Health Care Providers & Services (0.4%)
Aetna, Inc.	4,129	439,862
AmerisourceBergen Corp.	2,449	278,378
Anthem, Inc.	3,132	483,612
Cardinal Health, Inc.	3,875	349,796
Cigna Corp.	3,034	392,721
DaVita HealthCare Partners, Inc.*	2,027	164,755
Express Scripts Holding Co.*	8,533	740,408
HCA Holdings, Inc.*	3,456	259,995
Henry Schein, Inc.*	984	137,386
Humana, Inc.	1,756	312,603
Laboratory Corp. of America Holdings*	1,178	148,534
McKesson Corp.	2,734	618,431
Patterson Cos., Inc.	998	48,692
Quest Diagnostics, Inc.	1,695	130,261
Tenet Healthcare Corp.*	1,157	57,283
UnitedHealth Group, Inc.	11,195	1,324,257
Universal Health Services, Inc., Class B	1,069	125,832

		6,012,806

Health Care Technology (0.0%)
Cerner Corp.*	3,580	262,271

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,943	163,831
PerkinElmer, Inc.	1,319	67,454
Thermo Fisher Scientific, Inc.	4,658	625,756
Waters Corp.*	975	121,212

		978,253

Pharmaceuticals (3.1%)
AbbVie, Inc.	18,711	1,095,342
Actavis plc*	4,584	1,364,338
Bristol-Myers Squibb Co.	19,512	1,258,524
Eli Lilly & Co.	67,078	4,873,217
Endo International plc*	2,084	186,935
Hospira, Inc.*	2,013	176,822
Johnson & Johnson	75,340	7,579,204
Mallinckrodt plc*	1,368	173,257
Merck & Co., Inc.	148,117	8,513,765
Mylan N.V.*	4,377	259,775
Perrigo Co. plc	1,653	273,654
Pfizer, Inc.	346,946	12,070,251
Sanofi S.A. (ADR)	135,000	6,674,400
Zoetis, Inc.	5,879	272,139

		44,771,623

Total Health Care		63,251,859

Industrials (3.9%)
Aerospace & Defense (1.3%)
Boeing Co.	19,490	2,925,059
General Dynamics Corp.	3,699	502,065
Honeywell International, Inc.	9,188	958,400
L-3 Communications Holdings, Inc.	969	121,891
Lockheed Martin Corp.	33,149	6,727,921
Northrop Grumman Corp.	2,329	374,876
Precision Castparts Corp.	1,664	349,440
Raytheon Co.	36,708	4,010,349

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Collins, Inc.	1,561	$150,715
Textron, Inc.	3,251	144,117
United Technologies Corp.	16,701	1,957,357

		18,222,190

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,718	125,792
CEVA Holdings LLC*	1,065	772,023
Expeditors International of Washington, Inc.	2,239	107,875
FedEx Corp.	3,094	511,902
United Parcel Service, Inc., Class B	8,158	790,837

		2,308,429

Airlines (0.1%)
American Airlines Group, Inc.	8,421	444,460
Delta Air Lines, Inc.	9,680	435,213
Southwest Airlines Co.	7,935	351,521

		1,231,194

Building Products (0.0%)
Allegion plc	1,128	69,000
Masco Corp.	4,129	110,244

		179,244

Commercial Services & Supplies (0.7%)
ADT Corp.	2,026	84,119
Cintas Corp.	1,144	93,385
Pitney Bowes, Inc.	2,369	55,245
Republic Services, Inc.	82,933	3,363,762
Stericycle, Inc.*	997	140,009
Tyco International plc	4,932	212,372
Waste Management, Inc.	97,513	5,288,130

		9,237,022

Construction & Engineering (0.0%)
Fluor Corp.	1,735	99,173
Jacobs Engineering Group, Inc.*	1,509	68,146
Quanta Services, Inc.*	2,482	70,812

		238,131

Electrical Equipment (0.1%)
AMETEK, Inc.	2,837	149,056
Eaton Corp. plc	5,572	378,562
Emerson Electric Co.	8,033	454,828
Rockwell Automation, Inc.	1,591	184,540

		1,166,986

Industrial Conglomerates (1.2%)
3M Co.	7,451	1,229,043
Danaher Corp.	7,209	612,044
General Electric Co.	589,152	14,616,861
Roper Industries, Inc.	1,178	202,616

		16,660,564

Machinery (0.2%)
Caterpillar, Inc.	7,116	569,494
Cummins, Inc.	1,977	274,091
Deere & Co.	3,985	349,445
Dover Corp.	1,913	132,227
Flowserve Corp.	1,576	89,028
Illinois Tool Works, Inc.	4,098	398,080
Ingersoll-Rand plc	3,091	210,435
Joy Global, Inc.	1,151	45,096
PACCAR, Inc.	4,162	262,789
Pall Corp.	1,252	125,688
Parker-Hannifin Corp.	1,672	198,600
Pentair plc	2,142	134,710
Snap-on, Inc.	683	100,442
Stanley Black & Decker, Inc.	1,848	176,225
Xylem, Inc.	2,141	74,978

		3,141,328

Professional Services (0.0%)
Dun & Bradstreet Corp.	423	54,296
Equifax, Inc.	1,399	130,107
Nielsen N.V.	3,704	165,088
Robert Half International, Inc.	1,573	95,198

		444,689

Road & Rail (0.1%)
CSX Corp.	11,628	385,119
Kansas City Southern	1,296	132,296
Norfolk Southern Corp.	3,609	371,438
Ryder System, Inc.	619	58,737
Union Pacific Corp.	10,345	1,120,467

		2,068,057

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,191	132,219
United Rentals, Inc.*	1,133	103,284
W.W. Grainger, Inc.	705	166,246

		401,749

Total Industrials		55,299,583

Information Technology (4.5%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	239,924	6,603,908
F5 Networks, Inc.*	853	98,044
Harris Corp.	1,223	96,324
Juniper Networks, Inc.	4,252	96,010
Motorola Solutions, Inc.	2,238	149,207
QUALCOMM, Inc.	19,364	1,342,700

		8,386,193

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,642	214,623
Corning, Inc.	14,924	338,476
FLIR Systems, Inc.	1,651	51,643
TE Connectivity Ltd.	4,769	341,556

		946,298

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	2,100	149,194
eBay, Inc.*	12,926	745,572
Equinix, Inc. (REIT)	663	154,380
Facebook, Inc., Class A*	24,643	2,026,024
Google, Inc., Class A*	6,711	3,700,086
VeriSign, Inc.*	1,235	82,708
Yahoo!, Inc.*	10,220	454,126

		7,312,090

IT Services (0.5%)
Accenture plc, Class A	7,374	690,870
Alliance Data Systems Corp.*	740	219,225
Automatic Data Processing, Inc.	5,577	477,614
Cognizant Technology Solutions Corp., Class A*	7,157	446,525
Computer Sciences Corp.	1,656	108,104
Fidelity National Information Services, Inc.	3,347	227,797
Fiserv, Inc.*	2,802	222,479
International Business Machines Corp.	10,791	1,731,955
MasterCard, Inc., Class A	11,459	989,943
Paychex, Inc.	3,838	190,422

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	1,704	$75,215
Total System Services, Inc.	1,930	73,630
Visa, Inc., Class A	22,600	1,478,266
Western Union Co.	6,124	127,440
Xerox Corp.	12,272	157,695

		7,217,180

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	3,527	151,344
Analog Devices, Inc.	3,659	230,517
Applied Materials, Inc.	14,425	325,428
Avago Technologies Ltd.	3,012	382,464
Broadcom Corp., Class A	6,400	277,088
First Solar, Inc.*	884	52,854
Intel Corp.	255,595	7,992,456
KLA-Tencor Corp.	1,903	110,926
Lam Research Corp.	1,871	131,410
Linear Technology Corp.	2,809	131,461
Microchip Technology, Inc.	2,366	115,697
Micron Technology, Inc.*	12,648	343,140
NVIDIA Corp.	6,063	126,868
Skyworks Solutions, Inc.	2,240	220,170
Texas Instruments, Inc.	86,492	4,946,045
Xilinx, Inc.	48,460	2,049,858

		17,587,726

Software (0.9%)
Adobe Systems, Inc.*	5,587	413,103
Autodesk, Inc.*	2,661	156,041
CA, Inc.	3,744	122,092
Citrix Systems, Inc.*	1,863	118,990
Electronic Arts, Inc.*	3,651	214,733
Intuit, Inc.	3,248	314,926
Microsoft Corp.	220,303	8,956,418
Oracle Corp.	37,631	1,623,778
Red Hat, Inc.*	2,153	163,090
Salesforce.com, Inc.*	7,103	474,551
Symantec Corp.	7,986	186,593

		12,744,315

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	68,376	8,508,026
EMC Corp.	23,338	596,519
Hewlett-Packard Co.	21,336	664,830
NetApp, Inc.	3,661	129,819
SanDisk Corp.	2,501	159,114
Seagate Technology plc	3,855	200,576
Western Digital Corp.	2,549	231,984

		10,490,868

Total Information Technology		64,684,670

Materials (4.2%)
Chemicals (2.7%)
Agrium, Inc.	55,000	5,734,850
Air Products and Chemicals, Inc.	2,264	342,498
Airgas, Inc.	794	84,251
BASF SE	30,000	2,985,187
CF Industries Holdings, Inc.	562	159,428
Dow Chemical Co.	241,575	11,590,768
E.I. du Pont de Nemours & Co.	103,729	7,413,512
Eastman Chemical Co.	1,746	120,928
Ecolab, Inc.	3,162	361,670
FMC Corp.	1,566	89,653
International Flavors & Fragrances, Inc.	948	111,295
LyondellBasell Industries N.V., Class A	54,569	4,791,158
Monsanto Co.	5,673	638,439
Mosaic Co.	58,642	2,701,051
PPG Industries, Inc.	1,597	360,187
Praxair, Inc.	3,390	409,309
Sherwin-Williams Co.	944	268,568
Sigma-Aldrich Corp.	1,402	193,827

		38,356,579

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	719	100,516
Vulcan Materials Co.	1,551	130,749

		231,265

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,055	55,820
Ball Corp.	1,613	113,942
MeadWestvaco Corp.	1,966	98,044
Owens-Illinois, Inc.*	1,931	45,031
Sealed Air Corp.	2,467	112,397

		425,234

Metals & Mining (1.5%)
Alcoa, Inc.	14,351	185,415
Allegheny Technologies, Inc.	1,264	37,933
BHP Billiton plc	257,100	5,582,087
Freeport-McMoRan, Inc.	231,209	4,381,411
Goldcorp, Inc.	85,100	1,542,012
Newmont Mining Corp.	5,858	127,177
Nucor Corp.	3,746	178,047
Rio Tinto plc (ADR)	222,000	9,190,800

		21,224,882

Paper & Forest Products (0.0%)
International Paper Co.	4,965	275,508

Total Materials		60,513,468

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	320,628	10,468,504
CenturyLink, Inc.	51,650	1,784,508
Frontier Communications Corp.	11,774	83,007
Level 3 Communications, Inc.*	3,367	181,279
Telstra Corp., Ltd.	800,000	3,839,269
Verizon Communications, Inc.	150,541	7,320,503
Windstream Holdings, Inc.	7,117	52,666

		23,729,736

Wireless Telecommunication Services (0.1%)
Vodafone Group plc	654,545	2,139,081

Total Telecommunication Services		25,868,817

Utilities (6.5%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.	55,748	3,135,825
Duke Energy Corp.	135,797	10,426,494
Edison International	3,825	238,948
Entergy Corp.	52,119	4,038,701
Eversource Energy	3,720	187,934
Exelon Corp.	240,095	8,069,593
FirstEnergy Corp.	64,945	2,276,972
NextEra Energy, Inc.	95,636	9,950,926
Pepco Holdings, Inc.	2,969	79,658
Pinnacle West Capital Corp.	1,299	82,811

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	108,431	$3,649,788
Southern Co.	185,682	8,221,999
Xcel Energy, Inc.	155,941	5,428,306

		55,787,955

Gas Utilities (0.1%)
AGL Resources, Inc.	41,406	2,055,808

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	7,585	97,467
Dynegy, Inc.*	146,583	4,607,104
NRG Energy, Inc.	3,966	99,903

		4,804,474

Multi-Utilities (2.2%)
Ameren Corp.	2,849	120,228
CenterPoint Energy, Inc.	5,048	103,030
CMS Energy Corp.	3,235	112,934
Consolidated Edison, Inc.	3,439	209,779
Dominion Resources, Inc.	93,205	6,605,438
DTE Energy Co.	2,081	167,916
Integrys Energy Group, Inc.	929	66,907
NiSource, Inc.	3,713	163,966
PG&E Corp.	188,793	10,019,244
Public Service Enterprise Group, Inc.	145,943	6,117,931
SCANA Corp.	1,679	92,328
Sempra Energy	35,718	3,893,976
TECO Energy, Inc.	152,767	2,963,680
Wisconsin Energy Corp.	2,648	131,076

		30,768,433

Total Utilities		93,416,670

Total Common Stocks (39.6%) (Cost $413,392,490)		566,281,799

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	58,966

Total Investments (85.3%) (Cost $1,055,086,105)		1,219,508,026
Other Assets Less Liabilities (14.7%)		210,734,338

Net Assets (100%)		$1,430,242,364

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $99,132,395 or 6.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,393	June-15	$141,839,121	$143,534,720	$1,695,599

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,361,535	$—	$—	$52,361,535
Consumer Staples	26,849,574	—	—	26,849,574
Energy	73,905,451	—	—	73,905,451
Financials	50,130,172	—	—	50,130,172
Health Care	63,251,859	—	—	63,251,859
Industrials	54,527,560	—	772,023	55,299,583
Information Technology	64,684,670	—	—	64,684,670
Materials	51,946,194	8,567,274	—	60,513,468
Telecommunication Services	18,356,010	7,512,807	—	25,868,817
Utilities	93,416,670	—	—	93,416,670
Convertible Bonds
Consumer Discretionary	2,755,400	—	—	2,755,400
Energy	—	3,690,625	—	3,690,625
Financials	—	2,310,992	—	2,310,992
Materials	—	668,818	—	668,818
Convertible Preferred Stocks
Energy	—	2,878,750	—	2,878,750
Financials	16,921,470	—	—	16,921,470
Health Care	2,024,000	—	—	2,024,000
Materials	2,630,400	—	—	2,630,400
Utilities	3,202,640	—	—	3,202,640
Corporate Bonds
Consumer Discretionary	—	67,194,288	—	67,194,288
Consumer Staples	—	14,739,048	—	14,739,048
Energy	—	60,710,865	—	60,710,865
Financials	—	78,307,478	—	78,307,478
Health Care	—	28,150,222	—	28,150,222
Industrials	—	15,625,399	—	15,625,399
Information Technology	—	34,755,073	—	34,755,073
Materials	—	12,884,171	—	12,884,171
Telecommunication Services	—	44,649,414	—	44,649,414
Utilities	—	25,094,068	—	25,094,068
Futures	1,695,599	—	—	1,695,599
Government Securities
Foreign Governments	—	8,700,625	—	8,700,625
Municipal Bonds	—	638,577	—	638,577

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Supranational	$—	$8,356,499	$—	$8,356,499
U.S. Government Agencies	—	14,034,334	—	14,034,334
U.S. Treasuries	—	199,786,791	—	199,786,791
Preferred Stocks
Consumer Discretionary	—	—	2,000	2,000
Financials	1,403,536	—	—	1,403,536
Industrials	—	—	1,051,778	1,051,778
Warrants
Utilities	58,966	—	—	58,966

Total Assets	$580,121,706	$639,256,118	$1,825,801	$1,221,203,625

Total Liabilities	$—	$—	$—	$—

Total	$580,121,706	$639,256,118	$1,825,801	$1,221,203,625

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,928,597
Aggregate gross unrealized depreciation	(56,896,033)

Net unrealized appreciation	$164,032,564

Federal income tax cost of investments	$1,055,475,462

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (1.6%)
American Axle & Manufacturing Holdings, Inc.*	4,230	$109,261
Cooper Tire & Rubber Co.	3,629	155,466
Cooper-Standard Holding, Inc.*	872	51,622
Dana Holding Corp.	10,575	223,767
Dorman Products, Inc.*	1,684	83,779
Drew Industries, Inc.	30,941	1,904,109
Federal-Mogul Holdings Corp.*	1,834	24,411
Fox Factory Holding Corp.*	655	10,048
Fuel Systems Solutions, Inc.*	838	9,252
Gentex Corp.	138,400	2,532,720
Gentherm, Inc.*	2,210	111,627
Metaldyne Performance Group, Inc.*	617	11,118
Modine Manufacturing Co.*	2,991	40,289
Motorcar Parts of America, Inc.*	1,076	29,902
Remy International, Inc.	1,930	42,865
Shiloh Industries, Inc.*	536	7,525
Spartan Motors, Inc.	1,790	8,681
Standard Motor Products, Inc.	1,179	49,825
Stoneridge, Inc.*	1,759	19,859
Strattec Security Corp.	220	16,245
Superior Industries International, Inc.	1,475	27,922
Tenneco, Inc.*	3,810	218,770
Tower International, Inc.*	1,313	34,926

		5,723,989

Automobiles (1.0%)
Thor Industries, Inc.	44,200	2,793,882
Winnebago Industries, Inc.	40,492	860,860

		3,654,742

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,423	91,527
Pool Corp.	2,817	196,514
VOXX International Corp.*	1,170	10,717
Weyco Group, Inc.	432	12,917

		311,675

Diversified Consumer Services (0.3%)
2U, Inc.*	653	16,704
American Public Education, Inc.*	1,100	32,978
Ascent Capital Group, Inc., Class A*	887	35,311
Bridgepoint Education, Inc.*	984	9,495
Bright Horizons Family Solutions, Inc.*	1,779	91,209
Capella Education Co.	693	44,962
Career Education Corp.*	4,291	21,584
Carriage Services, Inc.	1,001	23,894
Chegg, Inc.*	4,723	37,548
Collectors Universe, Inc.	432	9,746
Grand Canyon Education, Inc.*	2,942	127,389
Houghton Mifflin Harcourt Co.*	6,813	159,969
ITT Educational Services, Inc.*	1,548	10,511
K12, Inc.*	2,194	34,490
Liberty Tax, Inc.*	226	6,289
LifeLock, Inc.*	5,026	70,917
Regis Corp.*	2,797	45,759
Sotheby’s, Inc.	3,778	159,658
Steiner Leisure Ltd.*	817	38,726
Strayer Education, Inc.*	678	36,212
Universal Technical Institute, Inc.	1,351	12,970
Weight Watchers International, Inc.*	1,747	12,211

		1,038,532

Hotels, Restaurants & Leisure (1.1%)
Belmond Ltd., Class A*	5,861	71,973
Biglari Holdings, Inc.*	110	45,551
BJ’s Restaurants, Inc.*	1,371	69,167
Bloomin’ Brands, Inc.	4,834	117,611
Bob Evans Farms, Inc.	1,535	71,009
Boyd Gaming Corp.*	4,933	70,049
Bravo Brio Restaurant Group, Inc.*	854	12,545
Buffalo Wild Wings, Inc.*	1,184	214,588
Caesars Acquisition Co., Class A*	2,892	19,666
Caesars Entertainment Corp.*	3,263	34,359
Carrols Restaurant Group, Inc.*	2,257	18,711
Cheesecake Factory, Inc.	3,133	154,551
Churchill Downs, Inc.	821	94,390
Chuy’s Holdings, Inc.*	1,020	22,981
ClubCorp Holdings, Inc.	1,359	26,310
Cracker Barrel Old Country Store, Inc.	1,190	181,047
Dave & Buster’s Entertainment, Inc.*	393	11,971
Del Frisco’s Restaurant Group, Inc.*	1,511	30,447
Denny’s Corp.*	5,450	62,130
Diamond Resorts International, Inc.*	2,182	72,944
DineEquity, Inc.	1,037	110,969
El Pollo Loco Holdings, Inc.*	494	12,651
Empire Resorts, Inc.*	951	4,375
Famous Dave’s of America, Inc.*	300	8,550
Fiesta Restaurant Group, Inc.*	1,676	102,236
Habit Restaurants, Inc., Class A*	333	10,703
Ignite Restaurant Group, Inc.*	441	2,139
International Speedway Corp., Class A	1,646	53,676
Interval Leisure Group, Inc.	2,505	65,656
Intrawest Resorts Holdings, Inc.*	861	7,508
Isle of Capri Casinos, Inc.*	1,336	18,771
Jack in the Box, Inc.	2,488	238,649
Jamba, Inc.*	1,062	15,622
Krispy Kreme Doughnuts, Inc.*	4,069	81,339
La Quinta Holdings, Inc.*	2,809	66,517
Life Time Fitness, Inc.*	2,562	181,799
Marcus Corp.	1,124	23,930
Marriott Vacations Worldwide Corp.	1,659	134,462
Monarch Casino & Resort, Inc.*	641	12,269
Morgans Hotel Group Co.*	1,965	15,229
Nathan’s Famous, Inc.	189	10,234
Noodles & Co.*	690	12,034
Papa John’s International, Inc.	1,905	117,748
Papa Murphy’s Holdings, Inc.*	351	6,367
Penn National Gaming, Inc.*	4,799	75,152
Pinnacle Entertainment, Inc.*	3,717	134,147
Popeyes Louisiana Kitchen, Inc.*	1,476	88,294
Potbelly Corp.*	960	13,152
Red Robin Gourmet Burgers, Inc.*	882	76,734
Ruby Tuesday, Inc.*	4,032	24,232
Ruth’s Hospitality Group, Inc.	2,312	36,715

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Scientific Games Corp., Class A*	3,145	$32,928
Shake Shack, Inc., Class A*	341	17,067
Sonic Corp.	3,394	107,590
Speedway Motorsports, Inc.	739	16,812
Texas Roadhouse, Inc.	4,315	157,195
Vail Resorts, Inc.	2,238	231,454
Zoe’s Kitchen, Inc.*	369	12,284

		3,739,189

Household Durables (2.2%)
Beazer Homes USA, Inc.*	1,750	31,010
Cavco Industries, Inc.*	565	42,409
Century Communities, Inc.*	245	4,736
CSS Industries, Inc.	619	18,663
Dixie Group, Inc.*	952	8,616
Ethan Allen Interiors, Inc.	1,567	43,312
Flexsteel Industries, Inc.	302	9,450
Helen of Troy Ltd.*	4,383	357,171
Hooker Furniture Corp.	58,000	1,104,900
Hovnanian Enterprises, Inc., Class A*	7,459	26,554
Installed Building Products, Inc.*	499	10,858
iRobot Corp.*	1,862	60,757
KB Home	5,175	80,834
La-Z-Boy, Inc.	142,856	4,015,682
LGI Homes, Inc.*	905	15,077
Libbey, Inc.	1,285	51,284
Lifetime Brands, Inc.	716	10,941
M.D.C. Holdings, Inc.	2,486	70,851
M/I Homes, Inc.*	53,541	1,276,417
Meritage Homes Corp.*	2,424	117,903
NACCO Industries, Inc., Class A	307	16,268
New Home Co., Inc.*	539	8,597
Ryland Group, Inc.	2,924	142,516
Skullcandy, Inc.*	1,366	15,436
Standard Pacific Corp.*	8,922	80,298
TRI Pointe Homes, Inc.*	9,144	141,092
Turtle Beach Corp.*	441	820
UCP, Inc., Class A*	507	4,411
Universal Electronics, Inc.*	1,007	56,835
WCI Communities, Inc.*	733	17,555
William Lyon Homes, Class A*	1,114	28,763

		7,870,016

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,524	18,029
Blue Nile, Inc.*	791	25,186
EVINE Live, Inc.*	2,566	17,218
FTD Cos., Inc.*	1,215	36,377
Gaiam, Inc., Class A*	945	6,889
HSN, Inc.	2,068	141,100
Lands’ End, Inc.*	1,014	36,382
Nutrisystem, Inc.	1,780	35,564
Orbitz Worldwide, Inc.*	3,302	38,501
Overstock.com, Inc.*	681	16,494
PetMed Express, Inc.	1,309	21,625
Shutterfly, Inc.*	2,397	108,440
Travelport Worldwide Ltd.	1,829	30,544
Wayfair, Inc., Class A*	808	25,953

		558,302

Leisure Products (1.0%)
Arctic Cat, Inc.	812	29,492
Black Diamond, Inc.*	1,489	14,071
BRP, Inc./CA*	49,200	942,008
Brunswick Corp.	48,059	2,472,636
Callaway Golf Co.	4,851	46,230
Escalade, Inc.	631	10,967
JAKKS Pacific, Inc.*	1,288	8,810
Johnson Outdoors, Inc., Class A	326	10,794
LeapFrog Enterprises, Inc.*	4,182	9,117
Malibu Boats, Inc., Class A*	563	13,146
Marine Products Corp.	798	6,839
Nautilus, Inc.*	1,898	28,982
Smith & Wesson Holding Corp.*	3,524	44,860
Sturm Ruger & Co., Inc.	1,192	59,159

		3,697,111

Media (0.5%)
AH Belo Corp., Class A	1,161	9,555
AMC Entertainment Holdings, Inc., Class A	1,285	45,605
Carmike Cinemas, Inc.*	1,523	51,173
Central European Media Enterprises Ltd., Class A*	4,500	11,970
Cinedigm Corp., Class A*	4,859	7,872
Crown Media Holdings, Inc., Class A*	2,295	9,180
Cumulus Media, Inc., Class A*	9,143	22,583
Daily Journal Corp.*	72	13,191
Dex Media, Inc.*	950	3,981
Entercom Communications Corp., Class A*	1,506	18,298
Entravision Communications Corp., Class A	3,543	22,427
Eros International plc*	1,379	24,091
EW Scripps Co., Class A*	1,961	55,771
Global Eagle Entertainment, Inc.*	2,443	32,516
Gray Television, Inc.*	3,157	43,630
Harte-Hanks, Inc.	3,137	24,469
Hemisphere Media Group, Inc.*	517	6,540
Journal Communications, Inc., Class A*	2,682	39,747
Lee Enterprises, Inc.*	3,407	10,800
Loral Space & Communications, Inc.*	829	56,737
Martha Stewart Living Omnimedia, Inc., Class A*	1,794	11,661
McClatchy Co., Class A*	3,881	7,141
MDC Partners, Inc., Class A	2,608	73,937
Media General, Inc.*	4,895	80,719
Meredith Corp.	2,234	124,590
National CineMedia, Inc.	3,863	58,331
New Media Investment Group, Inc.	2,667	63,821
New York Times Co., Class A	8,614	118,529
Nexstar Broadcasting Group, Inc., Class A	1,899	108,661
Radio One, Inc., Class D*	1,473	4,537
ReachLocal, Inc.*	720	2,095
Reading International, Inc., Class A*	1,068	14,365
Rentrak Corp.*	638	35,447
Saga Communications, Inc., Class A	234	10,422
Salem Media Group, Inc.	714	4,398
Scholastic Corp.	1,695	69,393
SFX Entertainment, Inc.*	2,826	11,558
Sinclair Broadcast Group, Inc., Class A	4,292	134,812
Sizmek, Inc.*	1,408	10,222

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Time, Inc.	6,903	$154,903
Townsquare Media, Inc., Class A*	424	5,448
World Wrestling Entertainment, Inc., Class A	1,898	26,591

		1,641,717

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	989	6,883
Burlington Stores, Inc.*	1,785	106,065
Fred’s, Inc., Class A	2,302	39,341
Tuesday Morning Corp.*	2,746	44,211

		196,500

Specialty Retail (4.4%)
Aeropostale, Inc.*	5,107	17,721
American Eagle Outfitters, Inc.	12,084	206,395
America’s Car-Mart, Inc.*	478	25,931
ANN, Inc.*	2,939	120,587
Asbury Automotive Group, Inc.*	1,700	141,270
Barnes & Noble, Inc.*	2,538	60,278
bebe stores, Inc.	1,742	6,323
Big 5 Sporting Goods Corp.	1,211	16,070
Boot Barn Holdings, Inc.*	309	7,391
Brown Shoe Co., Inc.	55,120	1,807,936
Buckle, Inc.	1,754	89,612
Build-A-Bear Workshop, Inc.*	785	15,425
Cato Corp., Class A	45,504	1,801,958
Children’s Place, Inc.	1,376	88,325
Christopher & Banks Corp.*	2,336	12,988
Citi Trends, Inc.*	975	26,325
Conn’s, Inc.*	1,695	51,325
Container Store Group, Inc.*	1,097	20,898
Destination Maternity Corp.	887	13,358
Destination XL Group, Inc.*	2,262	11,174
Express, Inc.*	5,194	85,857
Finish Line, Inc., Class A	2,985	73,192
Five Below, Inc.*	3,404	121,080
Francesca’s Holdings Corp.*	2,694	47,953
Genesco, Inc.*	27,298	1,944,437
Group 1 Automotive, Inc.	22,818	1,969,878
Guess?, Inc.	3,747	69,657
Haverty Furniture Cos., Inc.	1,194	29,707
hhgregg, Inc.*	817	5,008
Hibbett Sports, Inc.*	1,615	79,232
Kirkland’s, Inc.*	881	20,924
Lithia Motors, Inc., Class A	1,429	142,057
Lumber Liquidators Holdings, Inc.*	1,721	52,972
MarineMax, Inc.*	1,562	41,409
Mattress Firm Holding Corp.*	902	62,815
Men’s Wearhouse, Inc.	54,773	2,859,151
Monro Muffler Brake, Inc.	1,979	128,734
New York & Co., Inc.*	1,964	4,910
Office Depot, Inc.*	33,219	305,615
Outerwall, Inc.	1,190	78,683
Pacific Sunwear of California, Inc.*	3,118	8,606
Pep Boys-Manny, Moe & Jack*	129,827	1,248,936
Pier 1 Imports, Inc.	5,886	82,286
Rent-A-Center, Inc.	3,298	90,497
Restoration Hardware Holdings, Inc.*	1,925	190,941
Sears Hometown and Outlet Stores, Inc.*	728	5,620
Select Comfort Corp.*	3,398	117,129
Shoe Carnival, Inc.	885	26,054
Sonic Automotive, Inc., Class A	2,475	61,628
Sportsman’s Warehouse Holdings, Inc.*	599	4,786
Stage Stores, Inc.	2,025	46,413
Stein Mart, Inc.	1,657	20,630
Systemax, Inc.*	773	9,446
Tile Shop Holdings, Inc.*	1,782	21,580
Tilly’s, Inc., Class A*	653	10,219
Vitamin Shoppe, Inc.*	1,957	80,609
West Marine, Inc.*	76,642	710,471
Winmark Corp.	161	14,099
Zumiez, Inc.*	1,311	52,768

		15,467,279

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	1,669	101,642
Crocs, Inc.*	54,837	647,625
Culp, Inc.	554	14,819
G-III Apparel Group Ltd.*	1,203	135,518
Iconix Brand Group, Inc.*	3,035	102,188
Movado Group, Inc.	1,165	33,226
Oxford Industries, Inc.	927	69,942
Perry Ellis International, Inc.*	755	17,486
Quiksilver, Inc.*	8,704	16,102
Sequential Brands Group, Inc.*	1,073	11,481
Skechers U.S.A., Inc., Class A*	2,434	175,029
Steven Madden Ltd.*	3,652	138,776
Tumi Holdings, Inc.*	3,100	75,826
Unifi, Inc.*	931	33,600
Vera Bradley, Inc.*	1,417	22,998
Vince Holding Corp.*	701	13,004
Wolverine World Wide, Inc.	6,275	209,899

		1,819,161

Total Consumer Discretionary		45,718,213

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	526	140,652
Coca-Cola Bottling Co. Consolidated	282	31,883
Craft Brew Alliance, Inc.*	642	8,757
National Beverage Corp.*	717	17,502

		198,794

Food & Staples Retailing (0.3%)
Andersons, Inc.	1,755	72,604
Casey’s General Stores, Inc.	2,401	216,330
Chefs’ Warehouse, Inc.*	1,175	26,355
Diplomat Pharmacy, Inc.*	942	32,574
Fairway Group Holdings Corp.*	1,159	7,846
Fresh Market, Inc.*	2,685	109,118
Ingles Markets, Inc., Class A	712	35,230
Liberator Medical Holdings, Inc.	2,006	7,021
Natural Grocers by Vitamin Cottage, Inc.*	548	15,130
PriceSmart, Inc.	1,148	97,557
Roundy’s, Inc.*	2,446	11,961
Smart & Final Stores, Inc.*	747	13,147
SpartanNash Co.	2,326	73,409
SUPERVALU, Inc.*	12,666	147,306
United Natural Foods, Inc.*	3,086	237,746
Village Super Market, Inc., Class A	388	12,199

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	639	$31,797

		1,147,330

Food Products (1.8%)
Alico, Inc.	169	8,663
B&G Foods, Inc.	3,355	98,738
Boulder Brands, Inc.*	3,752	35,756
Calavo Growers, Inc.	865	44,478
Cal-Maine Foods, Inc.	1,956	76,401
Darling Ingredients, Inc.*	10,356	145,088
Dean Foods Co.	5,841	96,552
Diamond Foods, Inc.*	1,391	45,305
Farmer Bros Co.*	499	12,350
Fresh Del Monte Produce, Inc.	2,064	80,310
Freshpet, Inc.*	691	13,426
GrainCorp Ltd., Class A	200,000	1,429,932
Inventure Foods, Inc.*	992	11,100
J&J Snack Foods Corp.	933	99,551
John B. Sanfilippo & Son, Inc.	532	22,929
Lancaster Colony Corp.	1,157	110,112
Landec Corp.*	1,706	23,799
Lifeway Foods, Inc.*	312	6,674
Limoneira Co.	732	15,958
Maple Leaf Foods, Inc.	177,800	3,254,040
Omega Protein Corp.*	1,346	18,427
Post Holdings, Inc.*	3,270	153,167
Sanderson Farms, Inc.	1,451	115,572
Seaboard Corp.*	17	70,244
Seneca Foods Corp., Class A*	501	14,935
Snyder’s-Lance, Inc.	2,965	94,761
Tootsie Roll Industries, Inc.	1,238	41,995
TreeHouse Foods, Inc.*	2,616	222,412

		6,362,675

Household Products (0.1%)
Central Garden & Pet Co., Class A*	2,776	29,481
HRG Group, Inc.*	5,285	65,957
Oil-Dri Corp. of America	278	9,355
Orchids Paper Products Co.	513	13,830
WD-40 Co.	925	81,900

		200,523

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,683	26,255
Female Health Co.	1,269	3,591
Inter Parfums, Inc.	984	32,098
Medifast, Inc.*	764	22,897
Nature’s Sunshine Products, Inc.	700	9,184
Nutraceutical International Corp.*	547	10,776
Revlon, Inc., Class A*	743	30,612
Synutra International, Inc.*	1,233	7,891
USANA Health Sciences, Inc.*	368	40,892

		184,196

Tobacco (0.0%)
22nd Century Group, Inc.*	2,619	2,252
Alliance One International, Inc.*	5,361	5,897
Universal Corp.	1,435	67,675
Vector Group Ltd.	4,654	102,248

		178,072

Total Consumer Staples		8,271,590

Energy (4.4%)
Energy Equipment & Services (3.2%)
Aspen Aerogels, Inc.*	213	1,551
Basic Energy Services, Inc.*	2,040	14,137
Bristow Group, Inc.	55,447	3,019,089
C&J Energy Services Ltd.*	2,895	32,221
CARBO Ceramics, Inc.	1,236	37,710
CHC Group Ltd.*	2,146	2,854
Era Group, Inc.*	1,324	27,592
Exterran Holdings, Inc.	3,686	123,739
FMSA Holdings, Inc.*	1,562	11,309
Forum Energy Technologies, Inc.*	3,740	73,304
Geospace Technologies Corp.*	847	13,984
Glori Energy, Inc.*	771	1,642
Gulf Island Fabrication, Inc.	905	13,448
Gulfmark Offshore, Inc., Class A	1,338	17,448
Helix Energy Solutions Group, Inc.*	80,645	1,206,449
Hercules Offshore, Inc.*	10,437	4,375
Hornbeck Offshore Services, Inc.*	2,308	43,414
Hunting plc	139,200	1,009,781
Independence Contract Drilling, Inc.*	479	3,339
ION Geophysical Corp.*	8,263	17,931
Key Energy Services, Inc.*	8,392	15,273
Matrix Service Co.*	1,661	29,167
McDermott International, Inc.*	14,387	55,246
Mitcham Industries, Inc.*	831	3,823
Natural Gas Services Group, Inc.*	825	15,857
Newpark Resources, Inc.*	5,421	49,385
Nordic American Offshore Ltd.	1,056	9,673
North Atlantic Drilling Ltd.	4,554	5,283
Nuverra Environmental Solutions, Inc.*	995	3,542
Oil States International, Inc.*	35,100	1,395,927
Parker Drilling Co.*	7,885	27,519
PHI, Inc. (Non-Voting)*	822	24,726
Pioneer Energy Services Corp.*	3,977	21,555
Profire Energy, Inc.*	837	1,130
RigNet, Inc.*	743	21,242
Rowan Cos., plc, Class A	70,100	1,241,471
SEACOR Holdings, Inc.*	1,141	79,494
Tesco Corp.	2,212	25,150
TETRA Technologies, Inc.*	4,985	30,807
Tidewater, Inc.	23,800	455,532
Unit Corp.*	67,462	1,887,587
Vantage Drilling Co.*	13,117	4,296
Willbros Group, Inc.*	2,624	8,685

		11,087,687

Oil, Gas & Consumable Fuels (1.2%)
Abraxas Petroleum Corp.*	5,783	18,795
Adams Resources & Energy, Inc.	150	10,081
Alon USA Energy, Inc.	1,663	27,556
Alpha Natural Resources, Inc.*	13,920	13,919
American Eagle Energy Corp.*	1,924	346
Amyris, Inc.*	1,790	4,296
Approach Resources, Inc.*	2,509	16,534
Arch Coal, Inc.*	13,349	13,348
Ardmore Shipping Corp.	1,130	11,379
Bill Barrett Corp.*	3,117	25,871
Bonanza Creek Energy, Inc.*	2,460	60,664
Callon Petroleum Co.*	3,951	29,514
Carrizo Oil & Gas, Inc.*	3,162	156,993
Clayton Williams Energy, Inc.*	372	18,834
Clean Energy Fuels Corp.*	4,453	23,757
Cloud Peak Energy, Inc.*	3,899	22,692
Comstock Resources, Inc.	3,059	10,921
Contango Oil & Gas Co.*	1,110	24,420

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Delek U.S. Holdings, Inc.	3,698	$146,995
DHT Holdings, Inc.	5,769	40,268
Diamondback Energy, Inc.*	2,759	212,002
Dorian LPG Ltd.*	468	6,098
Eclipse Resources Corp.*	1,888	10,611
Emerald Oil, Inc.*	3,729	2,759
Energen Corp.	26,500	1,749,000
Energy XXI Ltd.	5,958	21,687
Evolution Petroleum Corp.	1,253	7,455
EXCO Resources, Inc.	9,660	17,678
Frontline Ltd.*	4,136	9,265
FX Energy, Inc.*	3,490	4,362
GasLog Ltd.	2,688	52,201
Gastar Exploration, Inc.*	4,272	11,193
Goodrich Petroleum Corp.*	2,795	9,922
Green Plains, Inc.	2,390	68,234
Halcon Resources Corp.*	16,666	25,666
Hallador Energy Co.	674	7,879
Harvest Natural Resources, Inc.*	2,680	1,198
Isramco, Inc.*	49	6,164
Jones Energy, Inc., Class A*	909	8,163
Magnum Hunter Resources Corp.*	12,705	33,922
Matador Resources Co.*	4,608	101,007
Midstates Petroleum Co., Inc.*	2,374	2,018
Miller Energy Resources, Inc.*	1,822	1,139
Navios Maritime Acquisition Corp.	5,140	18,196
Nordic American Tankers Ltd.	5,414	64,481
Northern Oil and Gas, Inc.*	3,901	30,077
Pacific Ethanol, Inc.*	1,487	16,045
Panhandle Oil and Gas, Inc., Class A	908	17,969
Parsley Energy, Inc., Class A*	3,330	53,213
PDC Energy, Inc.*	2,456	132,722
Penn Virginia Corp.*	4,194	27,177
PetroQuest Energy, Inc.*	3,745	8,614
Renewable Energy Group, Inc.*	2,186	20,155
Resolute Energy Corp.*	4,962	2,796
REX American Resources Corp.*	401	24,385
Rex Energy Corp.*	3,091	11,499
Ring Energy, Inc.*	1,183	12,563
Rosetta Resources, Inc.*	4,487	76,369
RSP Permian, Inc.*	1,504	37,886
Sanchez Energy Corp.*	3,214	41,814
Scorpio Tankers, Inc.	10,073	94,888
SemGroup Corp., Class A	2,639	214,656
Ship Finance International Ltd.	3,705	54,834
Solazyme, Inc.*	4,846	13,860
Stone Energy Corp.*	3,530	51,820
Swift Energy Co.*	2,809	6,067
Synergy Resources Corp.*	5,067	60,044
Teekay Tankers Ltd., Class A	4,695	26,949
TransAtlantic Petroleum Ltd.*	1,424	7,604
Triangle Petroleum Corp.*	4,212	21,186
VAALCO Energy, Inc.*	3,188	7,811
Vertex Energy, Inc.*	758	2,805
W&T Offshore, Inc.	2,176	11,119
Warren Resources, Inc.*	4,726	4,206
Western Refining, Inc.	3,072	151,726
Westmoreland Coal Co.*	906	24,245

		4,396,587

Total Energy		15,484,274

Financials (14.4%)
Banks (3.3%)
1st Source Corp.	934	30,009
American National Bankshares, Inc.	510	11,516
Ameris Bancorp	1,815	47,898
Ames National Corp.	520	12,922
Arrow Financial Corp.	682	18,516
Banc of California, Inc.	1,889	23,254
BancFirst Corp.	400	24,392
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,872	61,383
Bancorp, Inc.*	2,159	19,496
BancorpSouth, Inc.	5,996	139,227
Bank of Kentucky Financial Corp.	404	19,816
Bank of Marin Bancorp/California	378	19,240
Bank of the Ozarks, Inc.	5,312	196,172
Banner Corp.	1,200	55,080
BBCN Bancorp, Inc.	4,801	69,470
Blue Hills Bancorp, Inc.*	1,695	22,408
BNC Bancorp	1,225	22,173
Boston Private Financial Holdings, Inc.	5,116	62,159
Bridge Bancorp, Inc.	743	19,192
Bridge Capital Holdings*	524	13,682
Bryn Mawr Bank Corp.	889	27,034
C1 Financial, Inc.*	109	2,044
Camden National Corp.	450	17,928
Capital Bank Financial Corp., Class A*	1,423	39,289
Capital City Bank Group, Inc.	660	10,725
Cardinal Financial Corp.	2,006	40,080
Cascade Bancorp*	1,987	9,538
Cathay General Bancorp	4,968	141,340
CenterState Banks, Inc.	2,265	26,976
Central Pacific Financial Corp.	1,045	24,004
Century Bancorp, Inc./Massachusetts, Class A	199	7,900
Chemical Financial Corp.	51,296	1,608,643
Citizens & Northern Corp.	819	16,527
City Holding Co.	989	46,513
CNB Financial Corp./Pennsylvania	871	14,824
CoBiz Financial, Inc.	2,362	29,100
Columbia Banking System, Inc.	3,505	101,540
Community Bank System, Inc.	2,581	91,342
Community Trust Bancorp, Inc.	1,012	33,558
CommunityOne Bancorp*	720	7,085
ConnectOne Bancorp, Inc.	1,459	28,392
CU Bancorp*	661	15,038
Customers Bancorp, Inc.*	1,628	39,658
CVB Financial Corp.	6,589	105,029
Eagle Bancorp, Inc.*	1,777	68,237
Enterprise Bancorp, Inc./Massachusetts	511	10,859
Enterprise Financial Services Corp.	1,254	25,908
F.N.B. Corp./Pennsylvania	10,606	139,363
FCB Financial Holdings, Inc., Class A*	466	12,754
Fidelity Southern Corp.	1,069	18,045
Financial Institutions, Inc.	910	20,866
First Bancorp, Inc./Maine	632	11,028
First Bancorp/North Carolina	1,297	22,775
First Bancorp/Puerto Rico*	6,629	41,100

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
First Busey Corp.	4,345	$29,068
First Business Financial Services, Inc.	253	10,940
First Citizens BancShares, Inc./North Carolina, Class A	601	156,074
First Commonwealth Financial Corp.	6,011	54,099
First Community Bancshares, Inc./Virginia	1,104	19,353
First Connecticut Bancorp, Inc./Connecticut	1,119	17,199
First Financial Bancorp	3,675	65,452
First Financial Bankshares, Inc.	4,008	110,781
First Financial Corp./Indiana	739	26,523
First Interstate BancSystem, Inc., Class A	1,164	32,382
First Merchants Corp.	2,314	54,472
First Midwest Bancorp, Inc./Illinois	4,541	78,877
First NBC Bank Holding Co.*	954	31,463
First of Long Island Corp.	783	19,967
FirstMerit Corp.	10,308	196,470
Flushing Financial Corp.	1,932	38,775
German American Bancorp, Inc.	843	24,809
Glacier Bancorp, Inc.	4,636	116,595
Great Southern Bancorp, Inc.	680	26,785
Great Western Bancorp, Inc.	1,109	24,409
Green Bancorp, Inc.*	113	1,263
Guaranty Bancorp	887	15,044
Hampton Roads Bankshares, Inc.*	2,564	4,846
Hancock Holding Co.	5,127	153,092
Hanmi Financial Corp.	1,954	41,327
Heartland Financial USA, Inc.	982	32,043
Heritage Commerce Corp.	1,240	11,321
Heritage Financial Corp./Washington	1,919	32,623
Heritage Oaks Bancorp	1,490	12,382
Hilltop Holdings, Inc.*	4,722	91,796
Home BancShares, Inc./Arkansas	3,391	114,921
HomeTrust Bancshares, Inc.*	1,334	21,304
Horizon Bancorp/Indiana	576	13,473
Hudson Valley Holding Corp.	949	24,256
IBERIABANK Corp.	1,961	123,602
Independent Bank Corp./Massachusetts	1,516	66,507
Independent Bank Corp./Michigan	1,245	15,973
Independent Bank Group, Inc.	584	22,723
International Bancshares Corp.	3,283	85,456
Investors Bancorp, Inc.	22,272	261,028
Lakeland Bancorp, Inc.	2,468	28,382
Lakeland Financial Corp.	1,035	42,000
LegacyTexas Financial Group, Inc.	2,556	58,098
Macatawa Bank Corp.	1,590	8,507
MainSource Financial Group, Inc.	1,355	26,612
MB Financial, Inc.	4,123	129,091
Mercantile Bank Corp.	1,066	20,840
Merchants Bancshares, Inc./Vermont	363	10,589
Metro Bancorp, Inc.	929	25,613
MidSouth Bancorp, Inc.	506	7,464
MidWestOne Financial Group, Inc.	437	12,599
National Bank Holdings Corp., Class A	2,279	42,868
National Bankshares, Inc./Virginia	440	13,130
National Penn Bancshares, Inc.	7,496	80,732
NBT Bancorp, Inc.	2,616	65,557
NewBridge Bancorp	2,136	19,053
Northrim Bancorp, Inc.	399	9,791
OFG Bancorp	66,879	1,091,465
Old Line Bancshares, Inc.	529	8,358
Old National Bancorp/Indiana	7,187	101,984
Opus Bank	320	9,882
Pacific Continental Corp.	1,151	15,216
Pacific Premier Bancorp, Inc.*	1,215	19,671
Palmetto Bancshares, Inc.	349	6,631
Park National Corp.	809	69,218
Park Sterling Corp.	2,962	21,030
Peapack-Gladstone Financial Corp.	834	18,014
Penns Woods Bancorp, Inc.	296	14,477
Peoples Bancorp, Inc./Ohio	16,944	400,556
Peoples Financial Services Corp.	481	21,582
Pinnacle Financial Partners, Inc.	2,197	97,679
Preferred Bank/California	742	20,383
PrivateBancorp, Inc.	4,470	157,210
Prosperity Bancshares, Inc.	4,308	226,084
Renasant Corp.	2,025	60,851
Republic Bancorp, Inc./Kentucky, Class A	642	15,877
Republic First Bancorp, Inc.*	1,963	7,126
S&T Bancorp, Inc.	1,890	53,638
Sandy Spring Bancorp, Inc.	1,569	41,155
Seacoast Banking Corp. of Florida*	1,195	17,053
ServisFirst Bancshares, Inc.	123	4,058
Sierra Bancorp	853	14,245
Simmons First National Corp., Class A	1,354	61,566
South State Corp.	1,510	103,269
Southside Bancshares, Inc.	1,549	44,441
Southwest Bancorp, Inc./Oklahoma	1,293	23,002
Square 1 Financial, Inc., Class A*	379	10,146
State Bank Financial Corp.	2,041	42,861
Sterling Bancorp/Delaware	5,679	76,155
Stock Yards Bancorp, Inc.	931	32,054
Stonegate Bank	636	19,201
Suffolk Bancorp	725	17,226
Sun Bancorp, Inc./New Jersey*	511	9,663
Susquehanna Bancshares, Inc.	11,660	159,859
Talmer Bancorp, Inc., Class A	1,136	17,398
Texas Capital Bancshares, Inc.*	2,857	138,993
Tompkins Financial Corp.	958	51,588
Towne Bank/Virginia	2,731	43,914
TriCo Bancshares	1,424	34,361
TriState Capital Holdings, Inc.*	1,402	14,679
Triumph Bancorp, Inc.*	489	6,680
Trustmark Corp.	4,153	100,835
UMB Financial Corp.	2,365	125,085
Umpqua Holdings Corp.	10,441	179,376
Union Bankshares Corp.	2,951	65,542
United Bankshares, Inc./West Virginia	4,296	161,444
United Community Banks, Inc./Georgia	3,196	60,340
Univest Corp. of Pennsylvania	1,013	20,047
Valley National Bancorp	13,951	131,697

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Trust Bancorp, Inc.	956	$36,510
Webster Financial Corp.	5,634	208,740
WesBanco, Inc.	2,023	65,909
West Bancorp, Inc.	1,017	20,228
Westamerica Bancorp	1,582	68,358
Western Alliance Bancorp*	4,718	139,842
Wilshire Bancorp, Inc.	4,495	44,815
Wintrust Financial Corp.	2,918	139,130
Yadkin Financial Corp.*	1,251	25,395

		11,637,238

Capital Markets (0.5%)
Actua Corp.*	2,640	40,894
Arlington Asset Investment Corp., Class A	1,322	31,807
Ashford, Inc.*	51	6,057
BGC Partners, Inc., Class A	10,838	102,419
Calamos Asset Management, Inc., Class A	1,072	14,418
CIFC Corp.	323	2,471
Cohen & Steers, Inc.	1,234	50,532
Cowen Group, Inc., Class A*	7,372	38,334
Diamond Hill Investment Group, Inc.	180	28,800
Evercore Partners, Inc., Class A	2,078	107,349
FBR & Co.*	480	11,093
Fifth Street Asset Management, Inc.	417	4,700
Financial Engines, Inc.	3,194	133,605
FXCM, Inc., Class A	2,910	6,198
GAMCO Investors, Inc., Class A	422	33,131
Greenhill & Co., Inc.	1,743	69,110
HFF, Inc., Class A	2,046	76,807
INTL FCStone, Inc.*	908	26,995
Investment Technology Group, Inc.*	2,116	64,136
Janus Capital Group, Inc.	9,373	161,122
KCG Holdings, Inc., Class A*	2,818	34,549
Ladenburg Thalmann Financial Services, Inc.*	6,180	23,855
Manning & Napier, Inc.	879	11,436
Medley Management, Inc., Class A	314	3,451
Moelis & Co., Class A	473	14,247
OM Asset Management plc	1,478	27,550
Oppenheimer Holdings, Inc., Class A	618	14,498
Piper Jaffray Cos.*	1,007	52,827
Pzena Investment Management, Inc., Class A	675	6,190
RCS Capital Corp., Class A	515	5,480
Safeguard Scientifics, Inc.*	1,280	23,142
Silvercrest Asset Management Group, Inc., Class A	417	5,942
Stifel Financial Corp.*	4,091	228,073
Virtus Investment Partners, Inc.	441	57,669
Walter Investment Management Corp.*	2,308	37,274
Westwood Holdings Group, Inc.	462	27,859
WisdomTree Investments, Inc.	6,734	144,512

		1,728,532

Consumer Finance (0.2%)
Cash America International, Inc.	1,802	41,987
Consumer Portfolio Services, Inc.*	1,331	9,304
Credit Acceptance Corp.*	404	78,780
Encore Capital Group, Inc.*	1,581	65,754
Enova International, Inc.*	1,648	32,449
Ezcorp, Inc., Class A*	3,212	29,325
First Cash Financial Services, Inc.*	1,808	84,108
Green Dot Corp., Class A*	2,001	31,856
JG Wentworth Co., Class A*	731	7,595
Nelnet, Inc., Class A	1,325	62,699
Nicholas Financial, Inc.*	320	4,483
PRA Group, Inc.*	3,108	168,827
Regional Management Corp.*	669	9,874
Springleaf Holdings, Inc.*	1,513	78,328
World Acceptance Corp.*	479	34,929

		740,298

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	1,472	14,381
MarketAxess Holdings, Inc.	2,350	194,815
Marlin Business Services Corp.	513	10,275
NewStar Financial, Inc.*	1,711	20,070
On Deck Capital, Inc.*	689	14,669
PHH Corp.*	3,154	76,232
PICO Holdings, Inc.*	1,469	23,813
Resource America, Inc., Class A	947	8,618
Tiptree Financial, Inc., Class A*	523	3,467

		366,340

Insurance (5.7%)
Ambac Financial Group, Inc.*	2,782	67,324
American Equity Investment Life Holding Co.	4,647	135,367
AMERISAFE, Inc.	1,168	54,020
AmTrust Financial Services, Inc.	1,888	107,588
Argo Group International Holdings Ltd.	1,779	89,217
Arthur J. Gallagher & Co.	29,000	1,355,750
Aspen Insurance Holdings Ltd.	63,000	2,975,490
Assurant, Inc.	1,425	87,509
Atlas Financial Holdings, Inc.*	735	12,987
Baldwin & Lyons, Inc., Class B	614	14,404
Citizens, Inc./Texas*	2,872	17,692
CNO Financial Group, Inc.	12,791	220,261
Crawford & Co., Class B	1,863	16,096
Donegal Group, Inc., Class A	450	7,074
eHealth, Inc.*	1,091	10,234
EMC Insurance Group, Inc.	327	11,053
Employers Holdings, Inc.	1,926	51,983
Enstar Group Ltd.*	547	77,597
FBL Financial Group, Inc., Class A	571	35,408
Federated National Holding Co.	808	24,725
Fidelity & Guaranty Life	582	12,338
First American Financial Corp.	6,653	237,379
Global Indemnity plc*	507	14,069
Greenlight Capital Reinsurance Ltd., Class A*	1,812	57,622
Hallmark Financial Services, Inc.*	852	9,031
Hanover Insurance Group, Inc.	36,000	2,612,880
HCC Insurance Holdings, Inc.	22,600	1,280,742
HCI Group, Inc.	530	24,311
Heritage Insurance Holdings, Inc.*	430	9,464
Horace Mann Educators Corp.	2,505	85,671
Independence Holding Co.	490	6,659
Infinity Property & Casualty Corp.	729	59,814
James River Group Holdings Ltd.	685	16,118
Kansas City Life Insurance Co.	230	10,564

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kemper Corp.	2,722	$106,049
Maiden Holdings Ltd.	3,155	46,789
Meadowbrook Insurance Group, Inc.	3,232	27,472
Montpelier Reinsurance Holdings Ltd.	31,176	1,198,405
National General Holdings Corp.	2,268	42,412
National Interstate Corp.	458	12,861
National Western Life Insurance Co., Class A	144	36,619
Navigators Group, Inc.*	646	50,285
Old Republic International Corp.	160,000	2,390,400
OneBeacon Insurance Group Ltd., Class A	1,383	21,035
Patriot National, Inc.*	447	5,677
Phoenix Cos., Inc.*	371	18,546
Primerica, Inc.	3,433	174,740
RLI Corp.	2,595	136,004
Safety Insurance Group, Inc.	815	48,696
Selective Insurance Group, Inc.	3,494	101,501
StanCorp Financial Group, Inc.	54,700	3,752,420
State Auto Financial Corp.	985	23,926
State National Cos., Inc.	1,463	14,557
Stewart Information Services Corp.	1,342	54,539
Symetra Financial Corp.	4,660	109,324
Third Point Reinsurance Ltd.*	3,618	51,195
United Fire Group, Inc.	1,290	40,983
United Insurance Holdings Corp.	1,066	23,985
Universal Insurance Holdings, Inc.	1,985	50,796
Validus Holdings Ltd.	41,500	1,747,150

		20,094,807

Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	4,241	147,926
AG Mortgage Investment Trust, Inc. (REIT)	1,881	35,438
Agree Realty Corp. (REIT)	1,012	33,366
Alexander’s, Inc. (REIT)	139	63,465
Altisource Residential Corp. (REIT)	3,649	76,118
American Assets Trust, Inc. (REIT)	2,199	95,173
American Capital Mortgage Investment Corp. (REIT)	3,316	59,555
American Residential Properties, Inc. (REIT)*	2,117	38,085
Anworth Mortgage Asset Corp. (REIT)	6,654	33,869
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,580	61,504
Apollo Residential Mortgage, Inc. (REIT)	1,991	31,756
Ares Commercial Real Estate Corp. (REIT)	1,764	19,492
Armada Hoffler Properties, Inc. (REIT)	1,540	16,416
ARMOUR Residential REIT, Inc. (REIT)	23,003	72,920
Ashford Hospitality Prime, Inc. (REIT)	1,464	24,551
Ashford Hospitality Trust, Inc. (REIT)	4,953	47,648
Associated Estates Realty Corp. (REIT)	3,624	89,440
Aviv REIT, Inc. (REIT)	1,296	47,304
Campus Crest Communities, Inc. (REIT)	4,006	28,683
Capstead Mortgage Corp. (REIT)	6,216	73,162
CareTrust REIT, Inc. (REIT)	1,675	22,713
CatchMark Timber Trust, Inc. (REIT), Class A	1,214	14,228
Cedar Realty Trust, Inc. (REIT)	5,105	38,236
Chambers Street Properties (REIT)	14,824	116,813
Chatham Lodging Trust (REIT)	2,337	68,731
Chesapeake Lodging Trust (REIT)	3,406	115,225
Colony Financial, Inc. (REIT), Class A	6,770	175,478
CorEnergy Infrastructure Trust, Inc. (REIT)	2,611	18,094
CoreSite Realty Corp. (REIT)	1,260	61,337
Cousins Properties, Inc. (REIT)	13,779	146,057
CubeSmart (REIT)	10,223	246,885
CyrusOne, Inc. (REIT)	2,043	63,578
CYS Investments, Inc. (REIT)	10,220	91,060
DCT Industrial Trust, Inc. (REIT)	5,139	178,118
DiamondRock Hospitality Co. (REIT)	12,283	173,559
DuPont Fabros Technology, Inc. (REIT)	4,058	132,615
Dynex Capital, Inc. (REIT)	3,570	30,238
Easterly Government Properties, Inc. (REIT)*	799	12,824
EastGroup Properties, Inc. (REIT)	1,958	117,754
Education Realty Trust, Inc. (REIT)	2,576	91,139
Empire State Realty Trust, Inc. (REIT), Class A	5,900	110,979
EPR Properties (REIT)	3,575	214,607
Equity One, Inc. (REIT)	3,962	105,746
Excel Trust, Inc. (REIT)	62,303	873,488
FelCor Lodging Trust, Inc. (REIT)	7,954	91,391
First Industrial Realty Trust, Inc. (REIT)	6,721	144,031
First Potomac Realty Trust (REIT)	3,740	44,469
Franklin Street Properties Corp. (REIT)	5,772	73,997
Geo Group, Inc. (REIT)	4,497	196,699
Getty Realty Corp. (REIT)	1,699	30,922
Gladstone Commercial Corp. (REIT)	1,127	20,973
Government Properties Income Trust (REIT)	4,264	97,432
Gramercy Property Trust, Inc. (REIT)	2,868	80,512
Great Ajax Corp. (REIT)*	149	2,165
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,521	27,804
Hatteras Financial Corp. (REIT)	6,185	112,320
Healthcare Realty Trust, Inc. (REIT)	5,955	165,430
Hersha Hospitality Trust (REIT)	12,954	83,812
Highwoods Properties, Inc. (REIT)	5,704	261,129

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)	4,074	$135,216
InfraREIT, Inc. (REIT)	1,438	41,112
Inland Real Estate Corp. (REIT)	5,709	61,029
Invesco Mortgage Capital, Inc. (REIT)	7,699	119,565
Investors Real Estate Trust (REIT)	6,858	51,435
iStar Financial, Inc. (REIT)*	5,278	68,614
Kite Realty Group Trust (REIT)	2,070	58,312
LaSalle Hotel Properties (REIT)	6,968	270,777
Lexington Realty Trust (REIT)	13,155	129,314
LTC Properties, Inc. (REIT)	2,175	100,050
Mack-Cali Realty Corp. (REIT)	5,674	109,395
Medical Properties Trust, Inc. (REIT)	12,982	191,355
Monmouth Real Estate Investment Corp. (REIT)	3,680	40,885
National Health Investors, Inc. (REIT)	2,326	165,169
New Residential Investment Corp. (REIT)	8,818	132,535
New York Mortgage Trust, Inc. (REIT)	6,178	47,941
New York REIT, Inc. (REIT)	10,129	106,152
One Liberty Properties, Inc. (REIT)	785	19,170
Owens Realty Mortgage, Inc. (REIT)	693	10,381
Parkway Properties, Inc. (REIT)	4,825	83,714
Pebblebrook Hotel Trust (REIT)	4,462	207,795
Pennsylvania Real Estate Investment Trust (REIT)	4,275	99,308
PennyMac Mortgage Investment Trust (REIT)	4,598	97,891
Physicians Realty Trust (REIT)	4,265	75,107
Potlatch Corp. (REIT)	2,606	104,344
PS Business Parks, Inc. (REIT)	1,224	101,641
QTS Realty Trust, Inc. (REIT), Class A	902	32,842
RAIT Financial Trust (REIT)	5,326	36,536
Ramco-Gershenson Properties Trust (REIT)	4,762	88,573
Redwood Trust, Inc. (REIT)	5,307	94,836
Resource Capital Corp. (REIT)	8,416	38,209
Retail Opportunity Investments Corp. (REIT)	5,595	102,389
Rexford Industrial Realty, Inc. (REIT)	3,594	56,821
RLJ Lodging Trust (REIT)	8,147	255,083
Rouse Properties, Inc. (REIT)	2,376	45,049
Ryman Hospitality Properties, Inc. (REIT)	2,678	163,117
Sabra Health Care REIT, Inc. (REIT)	3,605	119,506
Saul Centers, Inc. (REIT)	639	36,551
Select Income REIT (REIT)	2,384	59,576
Silver Bay Realty Trust Corp. (REIT)	2,261	36,538
Sovran Self Storage, Inc. (REIT)	2,239	210,332
STAG Industrial, Inc. (REIT)	3,573	84,037
STORE Capital Corp. (REIT)	1,960	45,766
Strategic Hotels & Resorts, Inc. (REIT)*	16,698	207,556
Summit Hotel Properties, Inc. (REIT)	5,345	75,204
Sun Communities, Inc. (REIT)	3,014	201,094
Sunstone Hotel Investors, Inc. (REIT)	13,034	217,277
Terreno Realty Corp. (REIT)	2,602	59,326
Trade Street Residential, Inc. (REIT)	1,195	8,556
UMH Properties, Inc. (REIT)	1,280	12,890
Universal Health Realty Income Trust (REIT)	786	44,213
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	38,649
Washington Real Estate Investment Trust (REIT)	4,167	115,134
Western Asset Mortgage Capital Corp. (REIT)	2,660	40,113
Whitestone REIT (REIT)	1,492	23,693

		10,926,132

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,047	131,569
Altisource Asset Management Corp.*	91	16,847
Altisource Portfolio Solutions S.A.*	825	10,618
AV Homes, Inc.*	656	10,470
Consolidated-Tomoka Land Co.	275	16,406
Forestar Group, Inc.*	2,283	36,003
FRP Holdings, Inc.*	431	15,688
Kennedy-Wilson Holdings, Inc.	4,490	117,369
Marcus & Millichap, Inc.*	510	19,115
RE/MAX Holdings, Inc., Class A	681	22,616
St. Joe Co.*	2,423	44,971
Tejon Ranch Co.*	844	22,324

		463,996

Thrifts & Mortgage Finance (1.3%)
Anchor BanCorp Wisconsin, Inc.*	333	11,565
Astoria Financial Corp.	5,536	71,691
Bank Mutual Corp.	3,054	22,355
BankFinancial Corp.	1,187	15,597
BBX Capital Corp., Class A*	477	8,872
Beneficial Bancorp, Inc.*	2,089	23,585
Berkshire Hills Bancorp, Inc.	1,432	39,666
BofI Holding, Inc.*	909	84,573
Brookline Bancorp, Inc.	4,449	44,712
Capitol Federal Financial, Inc.	8,832	110,400
Charter Financial Corp./Maryland	744	8,556
Clifton Bancorp, Inc.	1,680	23,705
Dime Community Bancshares, Inc.	2,108	33,939
Essent Group Ltd.*	2,749	65,729
EverBank Financial Corp.	96,317	1,736,596
Federal Agricultural Mortgage Corp., Class C	679	19,141
First Defiance Financial Corp.	629	20,644
First Financial Northwest, Inc.	988	12,202
Flagstar Bancorp, Inc.*	1,279	18,558
Fox Chase Bancorp, Inc.	773	13,010
Home Loan Servicing Solutions Ltd.	4,351	71,966
HomeStreet, Inc.*	1,275	23,358
Kearny Financial Corp.*	886	12,032
Ladder Capital Corp. (REIT)*	1,016	18,806
LendingTree, Inc.*	382	21,396

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bancorp, Inc.*	1,224	$16,120
Meta Financial Group, Inc.	379	15,058
MGIC Investment Corp.*	21,048	202,692
NMI Holdings, Inc., Class A*	3,221	24,125
Northfield Bancorp, Inc.	3,072	45,527
Northwest Bancshares, Inc.	5,713	67,699
OceanFirst Financial Corp.	891	15,388
Oritani Financial Corp.	2,871	41,773
PennyMac Financial Services, Inc., Class A*	1,023	17,360
Provident Financial Services, Inc.	3,808	71,019
Radian Group, Inc.	11,761	197,467
Stonegate Mortgage Corp.*	909	9,835
Territorial Bancorp, Inc.	574	13,638
TrustCo Bank Corp.	153,696	1,057,429
United Community Financial Corp./Ohio	3,226	17,614
United Financial Bancorp, Inc.	2,952	36,693
Walker & Dunlop, Inc.*	1,035	18,351
Washington Federal, Inc.	6,331	138,048
Waterstone Financial, Inc.	2,181	28,004
WSFS Financial Corp.	567	42,882

		4,609,376

Total Financials		50,566,719

Health Care (8.4%)
Biotechnology (2.0%)
ACADIA Pharmaceuticals, Inc.*	4,931	160,701
Acceleron Pharma, Inc.*	1,049	39,925
Achillion Pharmaceuticals, Inc.*	7,127	70,272
Acorda Therapeutics, Inc.*	2,611	86,894
Actinium Pharmaceuticals, Inc.*	1,239	3,060
Adamas Pharmaceuticals, Inc.*	176	3,078
Aegerion Pharmaceuticals, Inc.*	1,893	49,540
Agenus, Inc.*	3,947	20,248
Agios Pharmaceuticals, Inc.*	919	86,662
Akebia Therapeutics, Inc.*	495	5,500
Alder Biopharmaceuticals, Inc.*	644	18,586
AMAG Pharmaceuticals, Inc.*	1,373	75,048
Anacor Pharmaceuticals, Inc.*	2,041	118,072
Applied Genetic Technologies Corp.*	305	6,097
Ardelyx, Inc.*	267	3,495
Arena Pharmaceuticals, Inc.*	14,809	64,715
ARIAD Pharmaceuticals, Inc.*	10,237	84,353
Array BioPharma, Inc.*	8,595	63,345
Arrowhead Research Corp.*	3,313	22,412
Atara Biotherapeutics, Inc.*	409	17,002
Auspex Pharmaceuticals, Inc.*	654	65,577
Avalanche Biotechnologies, Inc.*	465	18,842
Bellicum Pharmaceuticals, Inc.*	489	11,330
BioCryst Pharmaceuticals, Inc.*	4,472	40,382
BioSpecifics Technologies Corp.*	225	8,809
BioTime, Inc.*	3,363	16,714
Bluebird Bio, Inc.*	1,535	185,382
Calithera Biosciences, Inc.*	474	7,783
Cara Therapeutics, Inc.*	343	3,447
Celldex Therapeutics, Inc.*	6,071	169,199
Cellular Dynamics International, Inc.*	612	10,055
Cepheid, Inc.*	4,336	246,718
ChemoCentryx, Inc.*	1,768	13,348
Chimerix, Inc.*	1,889	71,196
Clovis Oncology, Inc.*	1,540	114,314
Coherus Biosciences, Inc.*	437	13,364
CTI BioPharma Corp.*	9,345	16,914
Cytokinetics, Inc.*	2,249	15,248
Cytori Therapeutics, Inc.*	6,131	7,235
CytRx Corp.*	3,560	11,997
Dicerna Pharmaceuticals, Inc.*	232	5,575
Dyax Corp.*	8,504	142,485
Dynavax Technologies Corp.*	1,775	39,813
Eleven Biotherapeutics, Inc.*	271	2,417
Emergent Biosolutions, Inc.*	1,831	52,660
Enanta Pharmaceuticals, Inc.*	660	20,209
Epizyme, Inc.*	924	17,353
Esperion Therapeutics, Inc.*	412	38,151
Exact Sciences Corp.*	5,507	121,264
Exelixis, Inc.*	12,231	31,434
FibroGen, Inc.*	563	17,667
Five Prime Therapeutics, Inc.*	1,243	28,403
Flexion Therapeutics, Inc.*	368	8,287
Foundation Medicine, Inc.*	890	42,818
Galectin Therapeutics, Inc.*	1,147	3,842
Galena Biopharma, Inc.*	8,873	12,334
Genocea Biosciences, Inc.*	399	4,732
Genomic Health, Inc.*	1,094	33,422
Geron Corp.*	9,812	36,991
Halozyme Therapeutics, Inc.*	6,426	91,763
Heron Therapeutics, Inc.*	1,465	21,316
Hyperion Therapeutics, Inc.*	866	39,749
Idera Pharmaceuticals, Inc.*	5,089	18,880
Immune Design Corp.*	345	7,283
ImmunoGen, Inc.*	5,362	47,990
Immunomedics, Inc.*	5,322	20,383
Infinity Pharmaceuticals, Inc.*	3,010	42,080
Inovio Pharmaceuticals, Inc.*	3,847	31,392
Insmed, Inc.*	3,031	63,045
Insys Therapeutics, Inc.*	637	37,029
Intrexon Corp.*	2,336	105,984
Invitae Corp.*	409	6,855
Ironwood Pharmaceuticals, Inc.*	7,473	119,568
Isis Pharmaceuticals, Inc.*	7,333	466,892
Karyopharm Therapeutics, Inc.*	919	28,131
Keryx Biopharmaceuticals, Inc.*	6,225	79,244
Kindred Biosciences, Inc.*	672	4,798
Kite Pharma, Inc.*	579	33,397
KYTHERA Biopharmaceuticals, Inc.*	1,211	60,732
Lexicon Pharmaceuticals, Inc.*	14,828	14,002
Ligand Pharmaceuticals, Inc.*	1,237	95,385
Loxo Oncology, Inc.*	170	2,117
MacroGenics, Inc.*	1,272	39,903
MannKind Corp.*	14,174	73,705
Merrimack Pharmaceuticals, Inc.*	6,132	72,848
MiMedx Group, Inc.*	5,850	60,840
Mirati Therapeutics, Inc.*	528	15,481
Momenta Pharmaceuticals, Inc.*	3,101	47,135
NanoViricides, Inc.*	2,538	5,711
Navidea Biopharmaceuticals, Inc.*	9,560	15,200
NeoStem, Inc.*	1,506	3,825
Neuralstem, Inc.*	4,375	8,313
Neurocrine Biosciences, Inc.*	5,276	209,510
NewLink Genetics Corp.*	1,226	67,075
Northwest Biotherapeutics, Inc.*	2,586	19,059
Novavax, Inc.*	14,788	122,297
Ohr Pharmaceutical, Inc.*	1,336	3,393
OncoMed Pharmaceuticals, Inc.*	801	20,650

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oncothyreon, Inc.*	4,482	$7,306
Ophthotech Corp.*	886	41,226
OPKO Health, Inc.*	12,374	175,340
Orexigen Therapeutics, Inc.*	7,717	60,424
Organovo Holdings, Inc.*	3,980	14,089
Osiris Therapeutics, Inc.*	1,203	21,149
Otonomy, Inc.*	488	17,256
OvaScience, Inc.*	1,073	37,265
PDL BioPharma, Inc.	10,199	71,750
Peregrine Pharmaceuticals, Inc.*	10,955	14,789
Portola Pharmaceuticals, Inc.*	2,839	107,768
Progenics Pharmaceuticals, Inc.*	4,234	25,319
Prothena Corp. plc*	1,677	63,961
PTC Therapeutics, Inc.*	1,542	93,831
Puma Biotechnology, Inc.*	1,535	362,429
Radius Health, Inc.*	523	21,527
Raptor Pharmaceutical Corp.*	4,236	46,045
Receptos, Inc.*	1,375	226,724
Regado Biosciences, Inc.*	974	1,188
Regulus Therapeutics, Inc.*	987	16,720
Repligen Corp.*	1,964	59,627
Retrophin, Inc.*	1,674	40,109
Rigel Pharmaceuticals, Inc.*	5,507	19,660
Sage Therapeutics, Inc.*	340	17,078
Sangamo BioSciences, Inc.*	4,236	66,421
Sarepta Therapeutics, Inc.*	2,582	34,289
Spark Therapeutics, Inc.*	490	37,975
Spectrum Pharmaceuticals, Inc.*	4,140	25,130
Stemline Therapeutics, Inc.*	838	12,126
Sunesis Pharmaceuticals, Inc.*	3,141	7,695
Synageva BioPharma Corp.*	1,444	140,833
Synergy Pharmaceuticals, Inc.*	5,952	27,498
Synta Pharmaceuticals Corp.*	3,870	7,508
T2 Biosystems, Inc.*	372	5,773
TESARO, Inc.*	1,318	75,653
TG Therapeutics, Inc.*	1,807	27,972
Threshold Pharmaceuticals, Inc.*	3,473	14,100
Tokai Pharmaceuticals, Inc.*	304	3,435
Ultragenyx Pharmaceutical, Inc.*	480	29,803
Vanda Pharmaceuticals, Inc.*	2,029	18,870
Verastem, Inc.*	1,790	18,204
Versartis, Inc.*	546	10,030
Vitae Pharmaceuticals, Inc.*	433	5,070
Vital Therapies, Inc.*	326	8,153
Xencor, Inc.*	1,109	16,990
XOMA Corp.*	5,439	19,798
Zafgen, Inc.*	500	19,805
ZIOPHARM Oncology, Inc.*	5,674	61,109

		7,186,496

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	1,388	88,985
ABIOMED, Inc.*	2,502	179,093
Accuray, Inc.*	4,896	45,533
Analogic Corp.	781	70,993
AngioDynamics, Inc.*	1,527	27,165
Anika Therapeutics, Inc.*	923	38,000
Antares Pharma, Inc.*	7,414	20,092
AtriCure, Inc.*	1,756	35,980
Atrion Corp.	95	32,823
Cantel Medical Corp.	2,117	100,557
Cardiovascular Systems, Inc.*	1,711	66,797
Cerus Corp.*	5,696	23,752
CONMED Corp.	1,695	85,581
CryoLife, Inc.	1,799	18,656
Cyberonics, Inc.*	1,684	109,325
Cynosure, Inc., Class A*	1,424	43,674
Derma Sciences, Inc.*	1,370	11,604
DexCom, Inc.*	4,678	291,627
Endologix, Inc.*	3,980	67,939
Entellus Medical, Inc.*	288	6,307
Exactech, Inc.*	617	15,814
GenMark Diagnostics, Inc.*	2,658	34,501
Globus Medical, Inc., Class A*	4,130	104,241
Greatbatch, Inc.*	1,577	91,229
Haemonetics Corp.*	3,239	145,496
HeartWare International, Inc.*	1,075	94,353
Hill-Rom Holdings, Inc.	43,800	2,146,200
ICU Medical, Inc.*	855	79,635
Inogen, Inc.*	283	9,053
Insulet Corp.*	3,473	115,825
Integra LifeSciences Holdings Corp.*	1,559	96,112
Invacare Corp.	1,934	37,539
K2M Group Holdings, Inc.*	561	12,370
LDR Holding Corp.*	1,062	38,912
Masimo Corp.*	2,806	92,542
Meridian Bioscience, Inc.	2,638	50,333
Merit Medical Systems, Inc.*	2,578	49,626
Natus Medical, Inc.*	2,040	80,519
Neogen Corp.*	2,275	106,311
Nevro Corp.*	480	23,006
NuVasive, Inc.*	2,903	133,509
NxStage Medical, Inc.*	3,835	66,346
Ocular Therapeutix, Inc.*	358	15,031
OraSure Technologies, Inc.*	3,547	23,197
Orthofix International N.V.*	1,194	42,853
Oxford Immunotec Global plc*	981	13,812
PhotoMedex, Inc.*	838	1,684
Quidel Corp.*	1,775	47,890
Rockwell Medical, Inc.*	2,825	30,877
Roka Bioscience, Inc.*	209	669
RTI Surgical, Inc.*	3,467	17,127
Second Sight Medical Products, Inc.*	169	2,167
Sientra, Inc.*	289	5,546
Spectranetics Corp.*	2,598	90,306
STAAR Surgical Co.*	2,436	18,099
STERIS Corp.	68,200	4,792,414
SurModics, Inc.*	791	20,590
Symmetry Surgical, Inc.*	604	4,427
Tandem Diabetes Care, Inc.*	705	8,897
Teleflex, Inc.	25,000	3,020,750
Thoratec Corp.*	3,355	140,541
Tornier N.V.*	2,273	59,598
TransEnterix, Inc.*	1,843	5,400
TriVascular Technologies, Inc.*	467	4,899
Unilife Corp.*	7,488	30,027
Utah Medical Products, Inc.	243	14,546
Vascular Solutions, Inc.*	1,097	33,261
Veracyte, Inc.*	373	2,715
West Pharmaceutical Services, Inc.	4,399	264,864
Wright Medical Group, Inc.*	3,092	79,774
Zeltiq Aesthetics, Inc.*	1,862	57,405

		13,837,321

Health Care Providers & Services (0.9%)
AAC Holdings, Inc.*	337	10,306
Acadia Healthcare Co., Inc.*	2,683	192,103
Aceto Corp.	1,808	39,776

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Addus HomeCare Corp.*	374	$8,610
Adeptus Health, Inc., Class A*	348	17,477
Air Methods Corp.*	2,465	114,844
Alliance HealthCare Services, Inc.*	345	7,652
Almost Family, Inc.*	528	23,607
Amedisys, Inc.*	1,753	46,945
AMN Healthcare Services, Inc.*	2,845	65,634
Amsurg Corp.*	2,639	162,351
Bio-Reference Laboratories, Inc.*	1,553	54,728
BioScrip, Inc.*	4,354	19,288
BioTelemetry, Inc.*	1,685	14,912
Capital Senior Living Corp.*	1,816	47,107
Chemed Corp.	1,103	131,698
Civitas Solutions, Inc.*	659	13,799
CorVel Corp.*	709	24,397
Cross Country Healthcare, Inc.*	1,912	22,676
Ensign Group, Inc.	1,389	65,089
ExamWorks Group, Inc.*	2,162	89,982
Five Star Quality Care, Inc.*	2,731	12,126
Genesis Healthcare, Inc.*	1,297	9,235
Hanger, Inc.*	2,226	50,508
HealthEquity, Inc.*	587	14,669
HealthSouth Corp.	5,517	244,734
Healthways, Inc.*	2,010	39,597
IPC Healthcare, Inc.*	1,105	51,537
Kindred Healthcare, Inc.	4,820	114,668
Landauer, Inc.	622	21,857
LHC Group, Inc.*	754	24,905
Magellan Health, Inc.*	1,677	118,765
Molina Healthcare, Inc.*	1,889	127,111
National HealthCare Corp.	655	41,730
National Research Corp., Class A	700	10,080
Owens & Minor, Inc.	3,873	131,062
PharMerica Corp.*	1,897	53,476
Providence Service Corp.*	745	39,574
RadNet, Inc.*	2,061	17,312
Select Medical Holdings Corp.	5,012	74,328
Surgical Care Affiliates, Inc.*	814	27,945
Team Health Holdings, Inc.*	4,373	255,864
Triple-S Management Corp., Class B*	1,476	29,343
Trupanion, Inc.*	388	3,104
U.S. Physical Therapy, Inc.	769	36,528
Universal American Corp.*	2,551	27,245
WellCare Health Plans, Inc.*	2,716	248,405

		2,998,689

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	824	6,394
Computer Programs & Systems, Inc.	701	38,036
Connecture, Inc.*	327	3,384
HealthStream, Inc.*	1,323	33,340
HMS Holdings Corp.*	5,493	84,867
Imprivata, Inc.*	388	5,432
MedAssets, Inc.*	3,897	73,342
Medidata Solutions, Inc.*	3,350	164,284
Merge Healthcare, Inc.*	4,231	18,913
Omnicell, Inc.*	2,243	78,729
Quality Systems, Inc.	3,175	50,736
Vocera Communications, Inc.*	1,441	14,295

		571,752

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.*	1,453	32,693
Affymetrix, Inc.*	4,689	58,894
Albany Molecular Research, Inc.*	1,530	26,928
Cambrex Corp.*	1,916	75,931
Enzo Biochem, Inc.*	2,174	6,413
Fluidigm Corp.*	1,744	73,422
Furiex Pharmaceuticals, Inc.*†	447	3,275
Gerresheimer AG	38,800	2,142,501
INC Research Holdings, Inc., Class A*	550	18,002
Luminex Corp.*	2,354	37,664
NanoString Technologies, Inc.*	645	6,573
Pacific Biosciences of California, Inc.*	3,536	20,650
PAREXEL International Corp.*	3,530	243,535
PRA Health Sciences, Inc.*	1,186	34,204
Sequenom, Inc.*	7,356	29,056

		2,809,741

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.*	1,666	6,431
Achaogen, Inc.*	425	4,148
Aerie Pharmaceuticals, Inc.*	671	21,029
Akorn, Inc.*	3,887	184,671
Alimera Sciences, Inc.*	1,683	8,432
Amphastar Pharmaceuticals, Inc.*	576	8,617
Ampio Pharmaceuticals, Inc.*	2,659	20,022
ANI Pharmaceuticals, Inc.*	439	27,459
Aratana Therapeutics, Inc.*	1,748	27,986
BioDelivery Sciences International, Inc.*	2,665	27,983
Bio-Path Holdings, Inc.*	4,636	8,345
Catalent, Inc.*	3,013	93,855
Cempra, Inc.*	1,824	62,581
Corcept Therapeutics, Inc.*	3,080	17,248
Depomed, Inc.*	3,606	80,810
Dermira, Inc.*	452	6,938
Egalet Corp.*	179	2,314
Endocyte, Inc.*	2,448	15,325
Flex Pharma, Inc.*	286	5,606
Horizon Pharma plc*	4,005	104,010
IGI Laboratories, Inc.*	2,054	16,761
Impax Laboratories, Inc.*	4,387	205,619
Intersect ENT, Inc.*	368	9,505
Intra-Cellular Therapies, Inc.*	1,201	28,680
Lannett Co., Inc.*	1,599	108,268
Medicines Co.*	4,071	114,069
Nektar Therapeutics*	7,945	87,395
Omeros Corp.*	2,318	51,066
Pacira Pharmaceuticals, Inc.*	2,235	198,580
Pain Therapeutics, Inc.*	2,399	4,534
Pernix Therapeutics Holdings, Inc.*	2,114	22,599
Phibro Animal Health Corp., Class A	921	32,613
POZEN, Inc.*	1,852	14,297
Prestige Brands Holdings, Inc.*	3,246	139,221
Relypsa, Inc.*	1,267	45,701
Repros Therapeutics, Inc.*	1,505	12,928
Revance Therapeutics, Inc.*	534	11,070
Sagent Pharmaceuticals, Inc.*	1,393	32,387
SciClone Pharmaceuticals, Inc.*	3,183	28,201
Sucampo Pharmaceuticals, Inc., Class A*	1,089	16,945

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Supernus Pharmaceuticals, Inc.*	1,863	$22,524
Tetraphase Pharmaceuticals, Inc.*	1,899	69,579
TherapeuticsMD, Inc.*	7,249	43,856
Theravance Biopharma, Inc.*	1,501	26,042
Theravance, Inc.	5,073	79,748
VIVUS, Inc.*	5,733	14,103
XenoPort, Inc.*	3,597	25,611
Zogenix, Inc.*	7,819	10,712
ZS Pharma, Inc.*	427	17,968

		2,224,392

Total Health Care		29,628,391

Industrials (18.6%)
Aerospace & Defense (1.5%)
AAR Corp.	112,216	3,445,031
Aerovironment, Inc.*	1,218	32,289
American Science & Engineering, Inc.	418	20,423
Astronics Corp.*	1,165	85,861
Cubic Corp.	1,300	67,301
Curtiss-Wright Corp.	3,018	223,151
DigitalGlobe, Inc.*	4,681	159,482
Ducommun, Inc.*	688	17,819
Engility Holdings, Inc.	1,082	32,503
Esterline Technologies Corp.*	1,959	224,149
GenCorp, Inc.*	3,707	85,965
HEICO Corp.	4,159	253,990
KEYW Holding Corp.*	2,033	16,732
Kratos Defense & Security Solutions, Inc.*	2,884	15,949
LMI Aerospace, Inc.*	647	7,900
Moog, Inc., Class A*	2,593	194,605
National Presto Industries, Inc.	255	16,164
SIFCO Industries, Inc.	160	3,486
Sparton Corp.*	675	16,538
TASER International, Inc.*	3,393	81,805
Teledyne Technologies, Inc.*	2,201	234,913

		5,236,056

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,158	29,117
Atlas Air Worldwide Holdings, Inc.*	1,560	67,111
Echo Global Logistics, Inc.*	1,499	40,863
Forward Air Corp.	1,946	105,668
Hub Group, Inc., Class A*	2,290	89,974
Park-Ohio Holdings Corp.	517	27,230
UTi Worldwide, Inc.*	5,763	70,885
XPO Logistics, Inc.*	3,280	149,141

		579,989

Airlines (0.5%)
Allegiant Travel Co.	863	165,946
Hawaiian Holdings, Inc.*	2,799	61,648
JetBlue Airways Corp.*	15,421	296,854
Republic Airways Holdings, Inc.*	3,062	42,103
SkyWest, Inc.	76,194	1,113,194
Virgin America, Inc.*	954	29,002

		1,708,747

Building Products (2.5%)
AAON, Inc.	2,679	65,716
Advanced Drainage Systems, Inc.	887	26,557
American Woodmark Corp.*	782	42,799
Apogee Enterprises, Inc.	32,389	1,399,205
Builders FirstSource, Inc.*	2,937	19,590
Continental Building Products, Inc.*	744	16,807
Gibraltar Industries, Inc.*	92,006	1,509,818
Griffon Corp.	6,133	106,898
Insteel Industries, Inc.	1,185	25,632
Masonite International Corp.*	1,837	123,557
NCI Building Systems, Inc.*	1,791	30,948
Norcraft Cos., Inc.*	543	13,884
Nortek, Inc.*	553	48,802
Patrick Industries, Inc.*	521	32,443
PGT, Inc.*	3,002	33,547
Ply Gem Holdings, Inc.*	1,330	17,290
Quanex Building Products Corp.	2,174	42,915
Simpson Manufacturing Co., Inc.	47,554	1,777,093
Trex Co., Inc.*	2,100	114,513
Universal Forest Products, Inc.	59,266	3,288,078

		8,736,092

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	3,417	108,866
ACCO Brands Corp.*	7,164	59,533
ARC Document Solutions, Inc.*	2,508	23,149
Brady Corp., Class A	3,026	85,605
Brink’s Co.	2,955	81,647
Casella Waste Systems, Inc., Class A*	2,704	14,872
CECO Environmental Corp.	1,337	14,186
Cenveo, Inc.*	3,813	8,160
Civeo Corp.	5,913	15,019
Deluxe Corp.	3,093	214,283
Ennis, Inc.	1,721	24,300
G&K Services, Inc., Class A	1,211	87,834
Healthcare Services Group, Inc.	4,353	139,862
Heritage-Crystal Clean, Inc.*	580	6,786
Herman Miller, Inc.	3,668	101,824
HNI Corp.	2,785	153,648
InnerWorkings, Inc.*	2,249	15,113
Interface, Inc.	4,074	84,658
Kimball International, Inc., Class B	2,144	22,469
Knoll, Inc.	3,084	72,258
Matthews International Corp., Class A	1,817	93,594
McGrath RentCorp	46,985	1,546,276
Mobile Mini, Inc.	2,919	124,466
MSA Safety, Inc.	40,466	2,018,444
Multi-Color Corp.	749	51,928
NL Industries, Inc.*	426	3,301
Performant Financial Corp.*	1,879	6,389
Quad/Graphics, Inc.	1,741	40,008
Quest Resource Holding Corp.*	776	978
SP Plus Corp.*	1,021	22,309
Steelcase, Inc., Class A	5,148	97,503
Team, Inc.*	1,311	51,103
Tetra Tech, Inc.	3,857	92,645
U.S. Ecology, Inc.	1,372	68,559
UniFirst Corp.	926	108,981
United Stationers, Inc.	2,389	97,925
Viad Corp.	1,331	37,028
West Corp.	2,342	78,996

		5,874,505

Construction & Engineering (1.6%)
Aegion Corp.*	2,428	43,825

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ameresco, Inc., Class A*	1,359	$10,057
Argan, Inc.	805	29,117
Comfort Systems USA, Inc.	2,255	47,445
Dycom Industries, Inc.*	2,109	103,004
EMCOR Group, Inc.	46,586	2,164,851
Furmanite Corp.*	2,458	19,394
Granite Construction, Inc.	82,016	2,882,042
Great Lakes Dredge & Dock Corp.*	3,609	21,690
Layne Christensen Co.*	1,278	6,403
MasTec, Inc.*	4,123	79,574
MYR Group, Inc.*	1,284	40,241
Northwest Pipe Co.*	613	14,068
Orion Marine Group, Inc.*	1,805	15,992
Primoris Services Corp.	2,425	41,686
Sterling Construction Co., Inc.*	1,226	5,541
Tutor Perini Corp.*	2,377	55,503

		5,580,433

Electrical Equipment (2.5%)
AZZ, Inc.	1,630	75,942
Capstone Turbine Corp.*	21,479	13,961
Encore Wire Corp.	1,324	50,153
EnerSys, Inc.	32,460	2,085,230
Enphase Energy, Inc.*	1,130	14,905
Franklin Electric Co., Inc.	47,962	1,829,271
FuelCell Energy, Inc.*	15,064	18,830
Generac Holdings, Inc.*	4,267	207,760
General Cable Corp.	2,903	50,019
Global Power Equipment Group, Inc.	1,118	14,757
GrafTech International Ltd.*	7,514	29,229
LSI Industries, Inc.	1,338	10,905
Plug Power, Inc.*	10,685	27,674
Polypore International, Inc.*	2,800	164,920
Powell Industries, Inc.	12,897	435,532
Power Solutions International, Inc.*	287	18,451
PowerSecure International, Inc.*	1,312	17,266
Preformed Line Products Co.	186	7,836
Regal-Beloit Corp.	46,200	3,692,304
Revolution Lighting Technologies, Inc.*	1,945	2,159
TCP International Holdings Ltd.*	275	506
Thermon Group Holdings, Inc.*	2,038	49,055
Vicor Corp.*	929	14,121

		8,830,786

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	38,000	3,519,940
Raven Industries, Inc.	2,173	44,460

		3,564,400

Machinery (5.6%)
Accuride Corp.*	2,583	12,037
Actuant Corp., Class A	3,854	91,494
Alamo Group, Inc.	390	24,621
Albany International Corp., Class A	1,779	70,715
Altra Industrial Motion Corp.	1,728	47,762
American Railcar Industries, Inc.	590	29,341
ARC Group Worldwide, Inc.*	196	1,047
Astec Industries, Inc.	61,006	2,615,937
Barnes Group, Inc.	3,399	137,625
Blount International, Inc.	3,103	39,967
Briggs & Stratton Corp.	22,575	463,690
Chart Industries, Inc.*	1,914	67,134
CIRCOR International, Inc.	1,068	58,420
CLARCOR, Inc.	3,157	208,551
Columbus McKinnon Corp.	1,169	31,493
Commercial Vehicle Group, Inc.*	1,776	11,437
Douglas Dynamics, Inc.	1,370	31,291
Dynamic Materials Corp.	892	11,391
Energy Recovery, Inc.*	2,474	6,408
EnPro Industries, Inc.	29,615	1,953,109
ESCO Technologies, Inc.	1,682	65,564
ExOne Co.*	634	8,654
Federal Signal Corp.	4,006	63,255
FreightCar America, Inc.	775	24,358
Global Brass & Copper Holdings, Inc.	1,357	20,966
Gorman-Rupp Co.	1,194	35,760
Graham Corp.	661	15,844
Greenbrier Cos., Inc.	1,736	100,688
Harsco Corp.	4,929	85,074
Hillenbrand, Inc.	68,741	2,122,035
Hurco Cos., Inc.	346	11,394
Hyster-Yale Materials Handling, Inc.	658	48,225
John Bean Technologies Corp.	1,851	66,118
Kadant, Inc.	654	34,407
Kennametal, Inc.	25,900	872,571
L.B. Foster Co., Class A	668	31,717
Lincoln Electric Holdings, Inc.	18,800	1,229,332
Lindsay Corp.	16,052	1,223,965
Lydall, Inc.*	1,058	33,560
Manitex International, Inc.*	862	8,387
Meritor, Inc.*	6,109	77,034
Miller Industries, Inc.	684	16,758
Mueller Industries, Inc.	85,435	3,086,767
Mueller Water Products, Inc., Class A	9,869	97,210
NN, Inc.	1,126	28,240
Omega Flex, Inc.	202	5,080
Proto Labs, Inc.*	1,419	99,330
RBC Bearings, Inc.	1,445	110,600
Rexnord Corp.*	4,722	126,030
Standex International Corp.	811	66,607
Sun Hydraulics Corp.	1,323	54,719
Tennant Co.	1,148	75,045
Titan International, Inc.	2,811	26,311
TriMas Corp.*	2,803	86,304
Twin Disc, Inc.	516	9,118
Wabash National Corp.*	211,283	2,979,090
Watts Water Technologies, Inc., Class A	8,288	456,089
Woodward, Inc.	4,143	211,334
Xerium Technologies, Inc.*	627	10,170

		19,637,180

Marine (0.0%)
Baltic Trading Ltd.	3,141	4,680
International Shipholding Corp.	349	4,226
Knightsbridge Shipping Ltd.	2,138	10,690
Matson, Inc.	2,679	112,947
Navios Maritime Holdings, Inc.	5,055	21,130
Safe Bulkers, Inc.	2,469	8,864
Scorpio Bulkers, Inc.*	8,723	20,673
Ultrapetrol Bahamas Ltd.*	1,666	2,416

		185,626

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.4%)
Acacia Research Corp.	3,117	$33,352
Advisory Board Co.*	2,569	136,876
Barrett Business Services, Inc.	456	19,535
CBIZ, Inc.*	2,643	24,659
CDI Corp.	864	12,139
Corporate Executive Board Co.	2,127	169,862
CRA International, Inc.*	592	18,423
Exponent, Inc.	840	74,676
Franklin Covey Co.*	706	13,598
FTI Consulting, Inc.*	2,601	97,433
GP Strategies Corp.*	818	30,266
Heidrick & Struggles International, Inc.	1,195	29,373
Hill International, Inc.*	2,044	7,338
Huron Consulting Group, Inc.*	1,449	95,851
ICF International, Inc.*	1,249	51,022
Insperity, Inc.	1,390	72,683
Kelly Services, Inc., Class A	1,765	30,782
Kforce, Inc.	1,523	33,978
Korn/Ferry International	3,117	102,456
Mistras Group, Inc.*	1,060	20,416
Navigant Consulting, Inc.*	3,150	40,824
On Assignment, Inc.*	3,179	121,978
Paylocity Holding Corp.*	534	15,294
Pendrell Corp.*	11,034	14,344
Resources Connection, Inc.	2,488	43,540
RPX Corp.*	3,377	48,595
TriNet Group, Inc.*	998	35,160
TrueBlue, Inc.*	2,560	62,336
VSE Corp.	265	21,698
WageWorks, Inc.*	2,204	117,539

		1,596,026

Road & Rail (0.6%)
ArcBest Corp.	1,648	62,443
Celadon Group, Inc.	1,336	36,366
Genesee & Wyoming, Inc., Class A*	13,600	1,311,584
Heartland Express, Inc.	3,395	80,665
Knight Transportation, Inc.	3,738	120,550
Marten Transport Ltd.	1,523	35,334
P.A.M. Transportation Services, Inc.*	173	9,908
Patriot Transportation Holding, Inc.*	143	3,571
Quality Distribution, Inc.*	1,751	18,088
Roadrunner Transportation Systems, Inc.*	1,784	45,082
Saia, Inc.*	1,560	69,108
Swift Transportation Co.*	5,335	138,817
Universal Truckload Services, Inc.	414	10,424
USA Truck, Inc.*	402	11,131
Werner Enterprises, Inc.	2,767	86,911
YRC Worldwide, Inc.*	1,976	35,489

		2,075,471

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	4,041	90,761
Applied Industrial Technologies, Inc.	22,226	1,007,727
Beacon Roofing Supply, Inc.*	3,013	94,307
CAI International, Inc.*	1,012	24,865
DXP Enterprises, Inc.*	827	36,462
Erickson, Inc.*	427	1,845
General Finance Corp.*	707	5,705
H&E Equipment Services, Inc.	1,933	48,306
Houston Wire & Cable Co.	1,107	10,771
Kaman Corp.	1,728	73,319
Neff Corp., Class A*	540	5,692
Rush Enterprises, Inc., Class A*	2,132	58,332
Stock Building Supply Holdings, Inc.*	925	16,705
TAL International Group, Inc.*	2,160	87,977
Textainer Group Holdings Ltd.	1,356	40,666
Titan Machinery, Inc.*	1,124	15,005
Watsco, Inc.	1,597	200,743

		1,819,188

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,214	49,238

Total Industrials		65,473,737

Information Technology (6.8%)
Communications Equipment (0.5%)
ADTRAN, Inc.	3,235	60,398
Aerohive Networks, Inc.*	599	2,672
Alliance Fiber Optic Products, Inc.	817	14,232
Applied Optoelectronics, Inc.*	942	13,075
Aruba Networks, Inc.*	6,615	162,001
Bel Fuse, Inc., Class B	608	11,570
Black Box Corp.	972	20,344
CalAmp Corp.*	2,306	37,334
Calix, Inc.*	2,633	22,091
Ciena Corp.*	6,559	126,654
Clearfield, Inc.*	731	10,833
Comtech Telecommunications Corp.	974	28,197
Digi International, Inc.*	1,356	13,533
Emulex Corp.*	4,486	35,753
Extreme Networks, Inc.*	5,955	18,818
Finisar Corp.*	6,419	136,982
Harmonic, Inc.*	5,350	39,644
Infinera Corp.*	7,645	150,377
InterDigital, Inc.	2,327	118,072
Ixia*	3,457	41,933
KVH Industries, Inc.*	1,028	15,543
NETGEAR, Inc.*	2,144	70,495
Numerex Corp., Class A*	994	11,332
Oclaro, Inc.*	5,978	11,836
ParkerVision, Inc.*	5,852	4,857
Plantronics, Inc.	2,659	140,794
Polycom, Inc.*	8,615	115,441
Procera Networks, Inc.*	1,433	13,456
Ruckus Wireless, Inc.*	4,137	53,243
ShoreTel, Inc.*	3,886	26,503
Sonus Networks, Inc.*	3,071	24,200
TESSCO Technologies, Inc.	343	8,458
Ubiquiti Networks, Inc.	1,839	54,343
ViaSat, Inc.*	2,594	154,628

		1,769,642

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	989	9,732
Anixter International, Inc.*	1,681	127,975
Badger Meter, Inc.	909	54,485
Belden, Inc.	2,685	251,209
Benchmark Electronics, Inc.*	3,334	80,116
Checkpoint Systems, Inc.	2,702	29,236
Cognex Corp.*	5,379	266,745

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent, Inc.*	1,551	$100,753
Control4 Corp.*	728	8,721
CTS Corp.	2,080	37,419
CUI Global, Inc.*	1,310	7,677
Daktronics, Inc.	2,420	26,160
DTS, Inc.*	1,038	35,365
Electro Rent Corp.	1,024	11,612
Electro Scientific Industries, Inc.	1,286	7,947
Fabrinet*	2,244	42,614
FARO Technologies, Inc.*	1,087	67,535
FEI Co.	2,611	199,324
Gerber Scientific, Inc. (Escrow Shares)*†	2,504	—
GSI Group, Inc.*	1,854	24,695
II-VI, Inc.*	3,183	58,758
Ingram Micro, Inc., Class A*	56,000	1,406,720
Insight Enterprises, Inc.*	2,528	72,099
InvenSense, Inc.*	4,415	67,152
Itron, Inc.*	2,435	88,902
Kemet Corp.*	2,782	11,517
Kimball Electronics, Inc.*	1,608	22,737
Littelfuse, Inc.	1,409	140,041
Maxwell Technologies, Inc.*	1,920	15,475
Mercury Systems, Inc.*	2,028	31,535
Mesa Laboratories, Inc.	170	12,274
Methode Electronics, Inc.	2,364	111,203
MTS Systems Corp.	938	70,960
Multi-Fineline Electronix, Inc.*	469	8,569
Newport Corp.*	2,492	47,498
OSI Systems, Inc.*	1,248	92,676
Park Electrochemical Corp.	1,213	26,152
PC Connection, Inc.	588	15,341
Plexus Corp.*	2,097	85,495
RealD, Inc.*	2,497	31,937
Rofin-Sinar Technologies, Inc.*	47,074	1,140,603
Rogers Corp.*	1,128	92,733
Sanmina Corp.*	5,117	123,780
ScanSource, Inc.*	1,722	69,999
Speed Commerce, Inc.*	3,213	2,052
SYNNEX Corp.	1,773	136,964
TTM Technologies, Inc.*	3,497	31,508
Universal Display Corp.*	2,506	117,155
Viasystems Group, Inc.*	250	4,372
Vishay Precision Group, Inc.*	805	12,824

		5,538,351

Internet Software & Services (0.7%)
Amber Road, Inc.*	572	5,291
Angie’s List, Inc.*	2,772	16,272
Bankrate, Inc.*	4,289	48,637
Bazaarvoice, Inc.*	3,166	17,888
Benefitfocus, Inc.*	306	11,258
Blucora, Inc.*	2,711	37,032
Borderfree, Inc.*	382	2,296
Box, Inc., Class A*	707	13,963
Brightcove, Inc.*	2,055	15,063
Carbonite, Inc.*	1,141	16,316
Care.com, Inc.*	395	2,994
ChannelAdvisor Corp.*	1,326	12,849
Cimpress N.V.*	2,087	176,101
comScore, Inc.*	2,121	108,595
Constant Contact, Inc.*	1,965	75,083
Cornerstone OnDemand, Inc.*	3,309	95,597
Coupons.com, Inc.*	772	9,063
Cvent, Inc.*	1,151	32,274
Dealertrack Technologies, Inc.*	3,361	129,466
Demand Media, Inc.*	556	3,180
Demandware, Inc.*	1,874	114,127
Dice Holdings, Inc.*	2,528	22,550
EarthLink Holdings Corp.	6,647	29,513
Endurance International Group Holdings, Inc.*	1,929	36,767
Envestnet, Inc.*	2,123	119,058
Everyday Health, Inc.*	483	6,211
Five9, Inc.*	772	4,292
Global Sources Ltd.*	1,004	5,883
Gogo, Inc.*	3,384	64,499
GrubHub, Inc.*	576	26,145
GTT Communications, Inc.*	901	17,011
Hortonworks, Inc.*	399	9,512
Internap Corp.*	3,530	36,112
Intralinks Holdings, Inc.*	2,524	26,098
j2 Global, Inc.	2,941	193,165
Limelight Networks, Inc.*	3,876	14,070
Liquidity Services, Inc.*	1,461	14,435
LivePerson, Inc.*	3,424	35,045
LogMeIn, Inc.*	1,513	84,713
Marchex, Inc., Class B	2,094	8,544
Marin Software, Inc.*	1,687	10,611
Marketo, Inc.*	1,642	42,068
Millennial Media, Inc.*	4,809	6,973
Monster Worldwide, Inc.*	5,736	36,366
New Relic, Inc.*	292	10,132
NIC, Inc.	3,894	68,807
OPOWER, Inc.*	497	5,035
Perficient, Inc.*	2,215	45,828
Q2 Holdings, Inc.*	633	13,382
QuinStreet, Inc.*	2,161	12,858
RealNetworks, Inc.*	1,381	9,294
Reis, Inc.	580	14,871
RetailMeNot, Inc.*	1,972	35,516
Rightside Group Ltd.*	556	5,643
Rocket Fuel, Inc.*	1,175	10,810
SciQuest, Inc.*	1,711	28,967
Shutterstock, Inc.*	938	64,413
SPS Commerce, Inc.*	1,018	68,308
Stamps.com, Inc.*	892	60,023
TechTarget, Inc.*	1,072	12,360
Textura Corp.*	1,194	32,453
Travelzoo, Inc.*	455	4,386
Tremor Video, Inc.*	2,269	5,309
TrueCar, Inc.*	503	8,979
Unwired Planet, Inc.*	5,878	3,361
Web.com Group, Inc.*	3,194	60,526
WebMD Health Corp.*	2,411	105,686
Wix.com Ltd.*	889	17,033
XO Group, Inc.*	1,575	27,830
Xoom Corp.*	1,978	29,057
YuMe, Inc.*	1,160	6,020

		2,559,873

IT Services (0.8%)
Acxiom Corp.*	4,698	86,866
Blackhawk Network Holdings, Inc.*	3,313	118,506
CACI International, Inc., Class A*	1,485	133,531
Cardtronics, Inc.*	2,790	104,904
Cass Information Systems, Inc.	733	41,151
Ciber, Inc.*	4,885	20,126
Computer Task Group, Inc.	1,014	7,412

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Convergys Corp.	6,371	$145,705
CSG Systems International, Inc.	2,163	65,734
Datalink Corp.*	1,206	14,520
EPAM Systems, Inc.*	2,204	135,083
Euronet Worldwide, Inc.*	3,162	185,767
EVERTEC, Inc.	4,062	88,795
ExlService Holdings, Inc.*	2,082	77,450
Forrester Research, Inc.	693	25,489
Global Cash Access Holdings, Inc.*	4,146	31,593
Hackett Group, Inc.	1,569	14,027
Heartland Payment Systems, Inc.	2,255	105,647
Higher One Holdings, Inc.*	2,468	5,973
IGATE Corp.*	2,252	96,070
Information Services Group, Inc.	2,072	8,267
Lionbridge Technologies, Inc.*	4,125	23,595
Luxoft Holding, Inc.*	504	26,077
ManTech International Corp., Class A	1,503	51,012
MAXIMUS, Inc.	4,214	281,327
ModusLink Global Solutions, Inc.*	1,925	7,411
MoneyGram International, Inc.*	1,849	15,975
NeuStar, Inc., Class A*	1,428	35,157
PRGX Global, Inc.*	1,581	6,356
Science Applications International Corp.	2,513	129,043
ServiceSource International, Inc.*	4,353	13,494
Sykes Enterprises, Inc.*	2,500	62,125
Syntel, Inc.*	1,919	99,270
TeleTech Holdings, Inc.	1,087	27,664
Unisys Corp.*	3,164	73,436
Virtusa Corp.*	1,663	68,815
WEX, Inc.*	2,414	259,167

		2,692,540

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Energy Industries, Inc.*	2,594	66,562
Alpha & Omega Semiconductor Ltd.*	1,361	12,126
Ambarella, Inc.*	1,798	136,127
Amkor Technology, Inc.*	5,118	45,218
Applied Micro Circuits Corp.*	5,010	25,551
Audience, Inc.*	890	4,041
Axcelis Technologies, Inc.*	6,692	15,927
Brooks Automation, Inc.	4,205	48,904
Cabot Microelectronics Corp.*	1,498	74,855
Cascade Microtech, Inc.*	812	11,027
Cavium, Inc.*	3,251	230,236
CEVA, Inc.*	1,340	28,569
Cirrus Logic, Inc.*	3,881	129,082
Cohu, Inc.	96,760	1,058,554
Cypress Semiconductor Corp.*	18,975	267,737
Diodes, Inc.*	2,245	64,117
DSP Group, Inc.*	1,449	17,359
Entegris, Inc.*	8,665	118,624
Entropic Communications, Inc.*	5,873	17,384
Exar Corp.*	2,606	26,190
Fairchild Semiconductor International, Inc.*	7,183	130,587
FormFactor, Inc.*	3,549	31,480
Inphi Corp.*	1,997	35,607
Integrated Device Technology, Inc.*	8,365	167,467
Integrated Silicon Solution, Inc.	1,930	34,528
Intersil Corp., Class A	8,047	115,233
IXYS Corp.	1,597	19,675
Kopin Corp.*	4,131	14,541
Lattice Semiconductor Corp.*	7,413	46,998
MA-COM Technology Solutions Holdings, Inc.*	807	30,069
MaxLinear, Inc., Class A*	1,774	14,423
Micrel, Inc.	2,854	43,038
Microsemi Corp.*	5,850	207,090
MKS Instruments, Inc.	3,310	111,911
Monolithic Power Systems, Inc.	2,415	127,150
Nanometrics, Inc.*	1,520	25,566
NVE Corp.	311	21,434
OmniVision Technologies, Inc.*	3,487	91,952
PDF Solutions, Inc.*	1,953	34,998
Pericom Semiconductor Corp.	1,353	20,931
Photronics, Inc.*	4,019	34,161
PMC-Sierra, Inc.*	10,859	100,772
Power Integrations, Inc.	1,899	98,900
Qorvo, Inc.*	8,917	710,685
QuickLogic Corp.*	3,508	6,770
Rambus, Inc.*	7,058	88,754
Rubicon Technology, Inc.*	1,751	6,899
Rudolph Technologies, Inc.*	2,134	23,517
Semtech Corp.*	4,197	111,829
Silicon Laboratories, Inc.*	2,724	138,297
Synaptics, Inc.*	2,238	181,961
Tessera Technologies, Inc.	3,319	133,689
Ultra Clean Holdings, Inc.*	1,911	13,664
Ultratech, Inc.*	1,820	31,559
Veeco Instruments, Inc.*	2,500	76,375
Vitesse Semiconductor Corp.*	3,039	16,137
Xcerra Corp.*	3,339	29,684

		5,526,521

Software (1.5%)
A10 Networks, Inc.*	809	3,503
ACI Worldwide, Inc.*	7,138	154,609
Advent Software, Inc.	3,220	142,034
American Software, Inc., Class A	1,569	16,035
Aspen Technology, Inc.*	5,710	219,778
AVG Technologies N.V.*	2,228	48,236
Barracuda Networks, Inc.*	509	19,581
Blackbaud, Inc.	2,901	137,449
Bottomline Technologies de, Inc.*	2,493	68,233
BroadSoft, Inc.*	1,780	59,559
Callidus Software, Inc.*	3,247	41,172
CommVault Systems, Inc.*	2,964	129,527
Comverse, Inc.*	1,456	28,683
Covisint Corp.*	2,460	4,994
Cyan, Inc.*	1,735	6,923
Digimarc Corp.	407	8,934
Ebix, Inc.	1,719	52,223
Ellie Mae, Inc.*	1,747	96,627
EnerNOC, Inc.*	1,727	19,688
Epiq Systems, Inc.	1,955	35,053
ePlus, Inc.*	333	28,948
Fair Isaac Corp.	1,997	177,174
Fleetmatics Group plc*	2,326	104,321
Gigamon, Inc.*	1,547	32,858
Globant S.A.*	418	8,803
Glu Mobile, Inc.*	5,759	28,853
Guidance Software, Inc.*	1,191	6,443
Guidewire Software, Inc.*	4,215	221,751
HubSpot, Inc.*	336	13,406
Imperva, Inc.*	1,581	67,509

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Infoblox, Inc.*	3,495	$83,426
Interactive Intelligence Group, Inc.*	1,072	44,145
Jive Software, Inc.*	2,661	13,651
Kofax Ltd.*	4,742	51,925
Manhattan Associates, Inc.*	4,715	238,626
Mavenir Systems, Inc.*	618	10,963
Mentor Graphics Corp.	6,045	145,261
MicroStrategy, Inc., Class A*	568	96,100
MobileIron, Inc.*	618	5,723
Model N, Inc.*	1,221	14,603
Monotype Imaging Holdings, Inc.	2,420	78,989
NetScout Systems, Inc.*	2,276	99,803
Park City Group, Inc.*	616	8,489
Paycom Software, Inc.*	416	13,337
Pegasystems, Inc.	2,193	47,698
Progress Software Corp.*	3,214	87,324
Proofpoint, Inc.*	2,413	142,898
PROS Holdings, Inc.*	1,489	36,793
QAD, Inc., Class A	181	4,380
QAD, Inc., Class B	219	4,380
Qlik Technologies, Inc.*	5,624	175,075
Qualys, Inc.*	1,246	57,914
Rally Software Development Corp.*	1,590	24,947
RealPage, Inc.*	3,222	64,891
Rosetta Stone, Inc.*	1,351	10,281
Rubicon Project, Inc.*	503	9,014
Sapiens International Corp. N.V.*	1,566	12,841
SeaChange International, Inc.*	2,154	16,909
Silver Spring Networks, Inc.*	2,227	19,909
SS&C Technologies Holdings, Inc.	4,227	263,342
Synchronoss Technologies, Inc.*	2,208	104,792
Take-Two Interactive Software, Inc.*	5,200	132,366
Tangoe, Inc.*	2,472	34,114
TeleCommunication Systems, Inc., Class A*	3,109	11,907
Telenav, Inc.*	1,744	13,812
TiVo, Inc.*	5,856	62,132
TubeMogul, Inc.*	178	2,460
Tyler Technologies, Inc.*	2,064	248,774
Ultimate Software Group, Inc.*	1,775	301,670
Varonis Systems, Inc.*	341	8,750
VASCO Data Security International, Inc.*	1,779	38,320
Verint Systems, Inc.*	3,739	231,556
VirnetX Holding Corp.*	2,665	16,230
Vringo, Inc.*	4,316	2,807
Workiva, Inc.*	359	5,170
Yodlee, Inc.*	378	5,088
Zendesk, Inc.*	724	16,428
Zix Corp.*	3,939	15,480

		5,118,400

Technology Hardware, Storage & Peripherals (0.1%)
Cray, Inc.*	2,542	71,380
Dot Hill Systems Corp.*	3,827	20,283
Eastman Kodak Co.*	1,128	21,421
Electronics for Imaging, Inc.*	2,885	120,449
Immersion Corp.*	1,795	16,478
Intevac, Inc.*	1,516	9,308
Nimble Storage, Inc.*	591	13,185
QLogic Corp.*	5,399	79,581
Quantum Corp.*	13,215	21,144
Silicon Graphics International Corp.*	2,213	19,231
Super Micro Computer, Inc.*	2,095	69,575
Violin Memory, Inc.*	5,126	19,325

		481,360

Total Information Technology		23,686,687

Materials (8.8%)
Chemicals (7.2%)
A. Schulman, Inc.	75,862	3,656,548
American Vanguard Corp.	1,882	19,987
Axiall Corp.	94,765	4,448,269
Balchem Corp.	1,895	104,945
Cabot Corp.	58,900	2,650,500
Calgon Carbon Corp.	3,237	68,204
Chase Corp.	445	19,460
Chemtura Corp.*	4,543	123,978
Ferro Corp.*	4,367	54,806
Flotek Industries, Inc.*	3,438	50,676
FutureFuel Corp.	1,445	14,840
H.B. Fuller Co.	82,133	3,521,042
Hawkins, Inc.	672	25,529
Innophos Holdings, Inc.	1,357	76,481
Innospec, Inc.	1,543	71,580
Intrepid Potash, Inc.*	3,594	41,511
KMG Chemicals, Inc.	665	17,775
Koppers Holdings, Inc.	1,304	25,663
Kraton Performance Polymers, Inc.*	2,056	41,552
Kronos Worldwide, Inc.	1,321	16,711
LSB Industries, Inc.*	1,212	50,092
Marrone Bio Innovations, Inc.*	720	2,786
Minerals Technologies, Inc.	30,236	2,210,252
Olin Corp.	4,960	158,918
OM Group, Inc.	1,821	54,685
OMNOVA Solutions, Inc.*	3,006	25,641
PolyOne Corp.	5,567	207,927
Quaker Chemical Corp.	804	68,855
Rentech, Inc.*	14,813	16,591
RPM International, Inc.	41,850	2,008,381
Senomyx, Inc.*	2,712	11,960
Sensient Technologies Corp.	64,371	4,433,874
Stepan Co.	16,640	693,222
Trecora Resources*	1,240	15,128
Tredegar Corp.	1,460	29,361
Trinseo S.A.*	627	12,415
Tronox Ltd., Class A	3,767	76,583
Zep, Inc.	1,506	25,647

		25,152,375

Construction Materials (0.0%)
Headwaters, Inc.*	4,663	85,519
U.S. Concrete, Inc.*	930	31,508
United States Lime & Minerals, Inc.	115	7,418

		124,445

Containers & Packaging (0.2%)
AEP Industries, Inc.*	226	12,439
AptarGroup, Inc.	1,600	101,632
Berry Plastics Group, Inc.*	5,641	204,148
Graphic Packaging Holding Co.	20,481	297,794
Myers Industries, Inc.	1,546	27,101
UFP Technologies, Inc.*	394	8,975

		652,089

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.2%)
A.M. Castle & Co.*	1,219	$4,449
AK Steel Holding Corp.*	11,096	49,599
Allegheny Technologies, Inc.	27,300	819,273
Ampco-Pittsburgh Corp.	538	9,393
Carpenter Technology Corp.	58,400	2,270,592
Century Aluminum Co.*	3,240	44,712
Coeur Mining, Inc.*	6,680	31,463
Commercial Metals Co.	7,320	118,511
Globe Specialty Metals, Inc.	3,887	73,542
Gold Resource Corp.	2,391	7,627
Handy & Harman Ltd.*	247	10,142
Haynes International, Inc.	727	32,431
Hecla Mining Co.	22,839	68,060
Horsehead Holding Corp.*	3,357	42,500
Kaiser Aluminum Corp.	1,112	85,502
Materion Corp.	1,296	49,805
Molycorp, Inc.*	11,612	4,474
Noranda Aluminum Holding Corp.	2,848	8,459
Olympic Steel, Inc.	580	7,807
RTI International Metals, Inc.*	1,864	66,936
Ryerson Holding Corp.*	566	3,605
Schnitzer Steel Industries, Inc., Class A	1,679	26,629
Stillwater Mining Co.*	7,455	96,319
SunCoke Energy, Inc.	4,089	61,090
U.S. Silica Holdings, Inc.	3,332	118,653
Universal Stainless & Alloy Products, Inc.*	419	10,986
Walter Energy, Inc.	4,064	2,520
Worthington Industries, Inc.	3,234	86,057

		4,211,136

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,433	91,140
Clearwater Paper Corp.*	1,184	77,315
Deltic Timber Corp.	700	46,375
KapStone Paper and Packaging Corp.	5,313	174,479
Louisiana-Pacific Corp.*	8,825	145,701
Neenah Paper, Inc.	1,059	66,230
P.H. Glatfelter Co.	2,751	75,735
Resolute Forest Products, Inc.*	3,981	68,672
Schweitzer-Mauduit International, Inc.	1,876	86,521
Wausau Paper Corp.	2,702	25,750

		857,918

Total Materials		30,997,963

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	5,565	46,746
Atlantic Tele-Network, Inc.	588	40,701
Cincinnati Bell, Inc.*	13,260	46,808
Cogent Communications Holdings, Inc.	2,895	102,280
Consolidated Communications Holdings, Inc.	3,169	64,648
FairPoint Communications, Inc.*	1,303	22,933
General Communication, Inc., Class A*	2,297	36,201
Globalstar, Inc.*	16,820	56,011
Hawaiian Telcom Holdco, Inc.*	680	18,108
IDT Corp., Class B	1,021	18,123
incontact, Inc.*	3,750	40,875
Inteliquent, Inc.	2,031	31,968
Intelsat S.A.*	1,727	20,724
Iridium Communications, Inc.*	5,179	50,288
Lumos Networks Corp.	1,202	18,342
magicJack VocalTec Ltd.*	1,183	8,092
ORBCOMM, Inc.*	3,187	19,026
Premiere Global Services, Inc.*	3,028	28,948
Vonage Holdings Corp.*	10,707	52,571

		723,393

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,372	10,345
Leap Wireless International, Inc.*†	3,905	7,381
NTELOS Holdings Corp.	1,124	5,395
RingCentral, Inc., Class A*	1,806	27,686
Shenandoah Telecommunications Co.	1,524	47,488
Spok Holdings, Inc.	1,325	25,400

		123,695

Total Telecommunication Services		847,088

Utilities (1.1%)
Electric Utilities (0.4%)
ALLETE, Inc.	2,780	146,673
Cleco Corp.	3,794	206,849
El Paso Electric Co.	2,502	96,677
Empire District Electric Co.	2,724	67,610
IDACORP, Inc.	3,160	198,669
MGE Energy, Inc.	2,161	95,776
NRG Yield, Inc., Class A	1,456	73,863
Otter Tail Corp.	2,310	74,313
PNM Resources, Inc.	4,967	145,036
Portland General Electric Co.	4,899	181,704
Spark Energy, Inc., Class A	116	1,711
UIL Holdings Corp.	3,510	180,484
Unitil Corp.	924	32,127

		1,501,492

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	919	46,510
Laclede Group, Inc.	2,693	137,935
New Jersey Resources Corp.	5,300	164,618
Northwest Natural Gas Co.	1,603	76,864
ONE Gas, Inc.	3,255	140,714
Piedmont Natural Gas Co., Inc.	4,789	176,762
South Jersey Industries, Inc.	2,049	111,220
Southwest Gas Corp.	2,886	167,879
WGL Holdings, Inc.	3,241	182,792

		1,205,294

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	1,805	60,973
Atlantic Power Corp.	7,789	21,887
Dynegy, Inc.*	7,646	240,314
Ormat Technologies, Inc.	2,058	78,245
Pattern Energy Group, Inc.	2,743	77,682
TerraForm Power, Inc., Class A	1,727	63,053
Vivint Solar, Inc.*	1,160	14,082

		556,236

Multi-Utilities (0.1%)
Avista Corp.	3,741	127,867
Black Hills Corp.	2,751	138,761

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWestern Corp.	2,894	$155,668

		422,296

Water Utilities (0.1%)
American States Water Co.	2,415	96,335
Artesian Resources Corp., Class A	479	10,246
California Water Service Group	2,834	69,461
Connecticut Water Service, Inc.	719	26,121
Middlesex Water Co.	1,054	23,989
SJW Corp.	1,019	31,497
York Water Co.	845	20,517

		278,166

Total Utilities		3,963,484

Total Common Stocks (78.2%) (Cost $176,150,055)		274,638,146

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Unit Corp.
6.625%, 5/15/21	$930,000	878,850

Total Energy		878,850

Total Corporate Bonds		878,850

Total Long-Term Debt Securities (0.2%) (Cost $898,863)		878,850

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	1,382	—

Total Investments (78.4%) (Cost $177,048,918)		275,516,996
Other Assets Less Liabilities (21.6%)		75,779,711

Net Assets (100%)		$351,296,707

*	Non-income producing.

†	Securities (totaling $10,656 or 0.0% of net assets) held at fair value by management.

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	528	June-15	$64,337,053	$65,941,920	$1,604,867

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$45,718,213	$—	$—		$45,718,213
Consumer Staples	6,832,303	1,439,287	—		8,271,590
Energy	14,474,493	1,009,781	—		15,484,274
Financials	50,566,719	—	—		50,566,719
Health Care	27,482,615	2,142,501	3,275		29,628,391
Industrials	65,473,737	—	—		65,473,737
Information Technology	23,686,687	—	—	(c)	23,686,687
Materials	30,997,963	—	—		30,997,963
Telecommunication Services	839,707	—	7,381		847,088
Utilities	3,963,484	—	—		3,963,484
Corporate Bonds
Energy	—	878,850	—		878,850
Futures	1,604,867	—	—		1,604,867
Warrants
Energy	—	—	—	(c)	—

Total Assets	$271,640,788	$5,470,419	$10,656		$277,121,863

Total Liabilities	$—	$—	$—		$—

Total	$271,640,788	$5,470,419	$10,656		$277,121,863

(a)	A security with a market value of $9,355 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $7,380 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,735,324
Aggregate gross unrealized depreciation	(12,162,985)

Net unrealized appreciation	$98,572,339

Federal income tax cost of investments	$176,944,657

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.3%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	4,968	$212,829
Cooper-Standard Holding, Inc.*	1,223	72,402
Dana Holding Corp.	7,995	169,174
Dorman Products, Inc.*	11,800	587,050
Federal-Mogul Holdings Corp.*	2,665	35,471
Fuel Systems Solutions, Inc.*	1,308	14,441
Metaldyne Performance Group, Inc.*	216	3,892
Modine Manufacturing Co.*	3,180	42,835
Remy International, Inc.	2,684	59,612
Shiloh Industries, Inc.*	32	449
Spartan Motors, Inc.	3,040	14,744
Standard Motor Products, Inc.	766	32,371
Stoneridge, Inc.*	601	6,785
Strattec Security Corp.	75	5,538
Superior Industries International, Inc.	2,183	41,324

		1,298,917

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,929	124,073
VOXX International Corp.*	1,894	17,349
Weyco Group, Inc.	592	17,701

		159,123

Diversified Consumer Services (0.4%)
2U, Inc.*	570	14,581
American Public Education, Inc.*	86	2,578
Ascent Capital Group, Inc., Class A*	1,315	52,350
Bridgepoint Education, Inc.*	1,525	14,716
Career Education Corp.*	6,225	31,312
Carriage Services, Inc.	1,271	30,339
Chegg, Inc.*	7,020	55,809
Houghton Mifflin Harcourt Co.*	10,271	241,163
ITT Educational Services, Inc.*	1,998	13,566
K12, Inc.*	1,733	27,243
Regis Corp.*	4,102	67,109
Steiner Leisure Ltd.*	1,283	60,814
Universal Technical Institute, Inc.	1,968	18,893
Weight Watchers International, Inc.*	198	1,384

		631,857

Hotels, Restaurants & Leisure (4.8%)
Belmond Ltd., Class A*	9,082	111,527
Biglari Holdings, Inc.*	165	68,327
BJ’s Restaurants, Inc.*	1,557	78,551
Bob Evans Farms, Inc.	2,339	108,202
Boyd Gaming Corp.*	1,460	20,732
Bravo Brio Restaurant Group, Inc.*	147	2,160
Caesars Acquisition Co., Class A*	4,323	29,396
Caesars Entertainment Corp.*	4,142	43,615
Carrols Restaurant Group, Inc.*	3,360	27,854
Churchill Downs, Inc.	434	49,897
Cracker Barrel Old Country Store, Inc.	101	15,366
Dave & Buster’s Entertainment, Inc.*	122	3,716
Denny’s Corp.*	2,692	30,689
DineEquity, Inc.	949	101,553
El Pollo Loco Holdings, Inc.*	169	4,328
Empire Resorts, Inc.*	1,454	6,688
Habit Restaurants, Inc., Class A*	112	3,600
International Speedway Corp., Class A	2,605	84,949
Interval Leisure Group, Inc.	863	22,619
Intrawest Resorts Holdings, Inc.*	1,264	11,022
Isle of Capri Casinos, Inc.*	1,944	27,313
La Quinta Holdings, Inc.*	1,212	28,700
Life Time Fitness, Inc.*	3,636	258,011
Marcus Corp.	1,725	36,725
Marriott Vacations Worldwide Corp.	2,438	197,600
Monarch Casino & Resort, Inc.*	923	17,666
Morgans Hotel Group Co.*	1,847	14,314
Penn National Gaming, Inc.*	7,416	116,135
Ruby Tuesday, Inc.*	5,816	34,954
Ruth’s Hospitality Group, Inc.	1,222	19,405
Scientific Games Corp., Class A*	1,691	17,705
Shake Shack, Inc., Class A*	85	4,254
Sonic Corp.	1,534	48,628
Speedway Motorsports, Inc.	1,028	23,387
Tropicana Entertainment, Inc.*	112,000	1,738,240
Wendy’s Co.	432,000	4,708,800

		8,116,628

Household Durables (5.8%)
Beazer Homes USA, Inc.*	1,495	26,491
Century Communities, Inc.*	315	6,089
CSS Industries, Inc.	883	26,622
Dixie Group, Inc.*	373	3,376
Ethan Allen Interiors, Inc.	2,381	65,811
Flexsteel Industries, Inc.	432	13,517
Green Brick Partners, Inc.*	32,310	267,365
Helen of Troy Ltd.*	1,683	137,148
Hovnanian Enterprises, Inc., Class A*	10,910	38,840
Jarden Corp.*	114,000	6,030,600
KB Home	2,082	32,521
La-Z-Boy, Inc.	712	20,014
LGI Homes, Inc.*	1,097	18,276
Libbey, Inc.	129	5,148
Lifetime Brands, Inc.	972	14,852
M.D.C. Holdings, Inc.	3,672	104,652
M/I Homes, Inc.*	2,315	55,190
Meritage Homes Corp.*	3,688	179,384
NACCO Industries, Inc., Class A	427	22,627
New Home Co., Inc.*	861	13,733
Ryland Group, Inc.	4,425	215,675
Skullcandy, Inc.*	1,960	22,148
Standard Pacific Corp.*	13,608	122,472
TRI Pointe Homes, Inc.*	147,996	2,283,578
UCP, Inc., Class A*	804	6,995
WCI Communities, Inc.*	1,110	26,585
William Lyon Homes, Class A*	1,438	37,129

		9,796,838

Internet & Catalog Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	2,359	27,907
EVINE Live, Inc.*	2,591	17,386
Expedia, Inc.	3,000	282,390
FTD Cos., Inc.*	1,605	48,054
Gaiam, Inc., Class A*	1,395	10,169
Lands’ End, Inc.*	1,554	55,757
Liberty TripAdvisor Holdings, Inc.*	16,600	527,714
Liberty Ventures*	20,600	865,406
Orbitz Worldwide, Inc.*	2,699	31,470

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	1,440	$65,146
Travelport Worldwide Ltd.	1,544	25,785
Wayfair, Inc., Class A*	638	20,493

		1,977,677

Leisure Products (0.2%)
Arctic Cat, Inc.	805	29,238
Black Diamond, Inc.*	2,154	20,355
Brunswick Corp.	4,362	224,425
Callaway Golf Co.	7,389	70,417
Escalade, Inc.	735	12,774
JAKKS Pacific, Inc.*	1,723	11,785
Johnson Outdoors, Inc., Class A	459	15,198
LeapFrog Enterprises, Inc.*	6,322	13,782
Nautilus, Inc.*	997	15,224

		413,198

Media (6.9%)
AH Belo Corp., Class A	1,694	13,942
AMC Entertainment Holdings, Inc., Class A	1,985	70,448
Central European Media Enterprises Ltd., Class A*	6,597	17,548
Cinedigm Corp., Class A*	5,311	8,604
Crown Media Holdings, Inc., Class A*	498	1,992
Cumulus Media, Inc., Class A*	4,341	10,722
Daily Journal Corp.*	103	18,870
Dex Media, Inc.*	1,408	5,900
DreamWorks Animation SKG, Inc., Class A*	112,000	2,710,400
Entercom Communications Corp., Class A*	2,294	27,872
Entravision Communications Corp., Class A	238	1,507
Eros International plc*	1,335	23,322
EW Scripps Co., Class A*	2,966	84,353
Global Eagle Entertainment, Inc.*	879	11,699
Harte-Hanks, Inc.	4,702	36,676
Hemisphere Media Group, Inc.*	848	10,727
Journal Communications, Inc., Class A*	4,238	62,807
Lee Enterprises, Inc.*	5,154	16,338
Live Nation Entertainment, Inc.*	165,600	4,178,088
Loral Space & Communications, Inc.*	6,100	417,484
Martha Stewart Living Omnimedia, Inc., Class A*	607	3,945
McClatchy Co., Class A*	5,587	10,280
MDC Partners, Inc., Class A	3,033	85,986
Media General, Inc.*	7,567	124,780
Meredith Corp.	3,376	188,280
National CineMedia, Inc.	4,456	67,286
New Media Investment Group, Inc.	4,098	98,065
New York Times Co., Class A	13,007	178,976
Promotora de Informaciones S.A. (Prisa) (ADR)*	197,325	240,736
ReachLocal, Inc.*	542	1,577
Reading International, Inc., Class A*	1,662	22,354
Rentrak Corp.*	77	4,278
Saga Communications, Inc., Class A	264	11,759
Salem Media Group, Inc.	909	5,599
Scholastic Corp.	2,504	102,514
SFX Entertainment, Inc.*	4,203	17,190
Sizmek, Inc.*	2,092	15,188
Starz, Class A*	70,600	2,429,346
Time, Inc.	10,382	232,972
Townsquare Media, Inc., Class A*	337	4,330

		11,574,740

Multiline Retail (0.3%)
Bon-Ton Stores, Inc.	1,326	9,229
Burlington Stores, Inc.*	270	16,043
Fred’s, Inc., Class A	3,450	58,961
Sears Canada, Inc.*	56,400	519,444
Tuesday Morning Corp.*	764	12,300

		615,977

Specialty Retail (2.3%)
Aeropostale, Inc.*	7,368	25,567
American Eagle Outfitters, Inc.	18,314	312,803
America’s Car-Mart, Inc.*	628	34,069
Barnes & Noble, Inc.*	3,870	91,913
bebe stores, Inc.	2,925	10,618
Big 5 Sporting Goods Corp.	1,728	22,931
Boot Barn Holdings, Inc.*	285	6,817
Brown Shoe Co., Inc.	2,122	69,602
Build-A-Bear Workshop, Inc.*	334	6,563
Cato Corp., Class A	2,193	86,843
Children’s Place, Inc.	2,077	133,323
Citi Trends, Inc.*	1,475	39,825
Destination Maternity Corp.	1,111	16,732
Destination XL Group, Inc.*	2,765	13,659
Express, Inc.*	7,467	123,430
Finish Line, Inc., Class A	3,420	83,858
Genesco, Inc.*	2,060	146,734
Group 1 Automotive, Inc.	1,863	160,833
Guess?, Inc.	5,778	107,413
Haverty Furniture Cos., Inc.	1,921	47,794
hhgregg, Inc.*	673	4,125
Kirkland’s, Inc.*	560	13,300
MarineMax, Inc.*	2,365	62,696
Men’s Wearhouse, Inc.	941	49,120
New York & Co., Inc.*	1,672	4,180
Office Depot, Inc.*	49,482	455,234
Pacific Sunwear of California, Inc.*	837	2,310
Penske Automotive Group, Inc.	14,000	720,860
Pep Boys-Manny, Moe & Jack*	4,998	48,081
Rent-A-Center, Inc.	4,969	136,349
Sears Hometown and Outlet Stores, Inc.*	64,064	494,574
Shoe Carnival, Inc.	1,412	41,569
Sonic Automotive, Inc., Class A	3,740	93,126
Sportsman’s Warehouse Holdings, Inc.*	590	4,714
Stage Stores, Inc.	2,981	68,325
Stein Mart, Inc.	2,623	32,656
Systemax, Inc.*	991	12,110
Tilly’s, Inc., Class A*	1,037	16,229
Vitamin Shoppe, Inc.*	1,458	60,055
West Marine, Inc.*	1,593	14,767
Zumiez, Inc.*	385	15,496

		3,891,203

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	842	51,278
Crocs, Inc.*	5,873	69,360
Culp, Inc.	754	20,170
Iconix Brand Group, Inc.*	2,948	99,259

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Movado Group, Inc.	17,356	$494,993
Perry Ellis International, Inc.*	1,117	25,870
Quiksilver, Inc.*	4,881	9,030
Sequential Brands Group, Inc.*	349	3,734
Skechers U.S.A., Inc., Class A*	964	69,321
Unifi, Inc.*	1,382	49,876

		892,891

Total Consumer Discretionary		39,369,049

Consumer Staples (2.4%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	42	4,749
Craft Brew Alliance, Inc.*	199	2,714

		7,463

Food & Staples Retailing (0.3%)
Andersons, Inc.	197	8,150
Chefs’ Warehouse, Inc.*	279	6,258
Diplomat Pharmacy, Inc.*	670	23,169
Ingles Markets, Inc., Class A	1,046	51,756
Roundy’s, Inc.*	3,642	17,809
Smart & Final Stores, Inc.*	553	9,733
SpartanNash Co.	3,552	112,101
SUPERVALU, Inc.*	19,063	221,703
Village Super Market, Inc., Class A	620	19,493
Weis Markets, Inc.	1,011	50,307

		520,479

Food Products (0.8%)
Alico, Inc.	259	13,276
B&G Foods, Inc.	242	7,122
Boulder Brands, Inc.*	483	4,603
Darling Ingredients, Inc.*	12,452	174,453
Dean Foods Co.	8,779	145,117
Fresh Del Monte Produce, Inc.	2,919	113,578
Freshpet, Inc.*	481	9,346
John B. Sanfilippo & Son, Inc.	790	34,049
Lancaster Colony Corp.	642	61,099
Landec Corp.*	2,575	35,921
Omega Protein Corp.*	2,026	27,736
Post Holdings, Inc.*	4,921	230,500
Sanderson Farms, Inc.	320	25,488
Seaboard Corp.*	25	103,300
Seneca Foods Corp., Class A*	790	23,550
Snyder’s-Lance, Inc.	4,471	142,893
Tootsie Roll Industries, Inc.	136	4,612
TreeHouse Foods, Inc.*	1,905	161,963

		1,318,606

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,735	39,665
HRG Group, Inc.*	4,587	57,246
Oil-Dri Corp. of America	400	13,460
Orchids Paper Products Co.	156	4,206

		114,577

Personal Products (1.1%)
Elizabeth Arden, Inc.*	2,435	37,986
Female Health Co.	726	2,054
Inter Parfums, Inc.	56,275	1,835,690
Nature’s Sunshine Products, Inc.	973	12,766
Nutraceutical International Corp.*	834	16,430
Revlon, Inc., Class A*	796	32,795
Synutra International, Inc.*	199	1,274

		1,938,995

Tobacco (0.1%)
Alliance One International, Inc.*	8,464	9,310
Universal Corp.	2,191	103,328
Vector Group Ltd.	2,585	56,792

		169,430

Total Consumer Staples		4,069,550

Energy (2.7%)
Energy Equipment & Services (0.8%)
Aspen Aerogels, Inc.*	175	1,274
Bristow Group, Inc.	3,337	181,700
C&J Energy Services Ltd.*	639	7,112
CHC Group Ltd.*	3,127	4,159
Era Group, Inc.*	1,903	39,659
Exterran Holdings, Inc.	5,537	185,877
FMSA Holdings, Inc.*	1,420	10,281
Forum Energy Technologies, Inc.*	3,544	69,462
Geospace Technologies Corp.*	1,094	18,062
Gulf Island Fabrication, Inc.	827	12,289
Gulfmark Offshore, Inc., Class A	2,486	32,418
Helix Energy Solutions Group, Inc.*	9,910	148,254
Hercules Offshore, Inc.*	15,404	6,457
Hornbeck Offshore Services, Inc.*	3,396	63,879
Independence Contract Drilling, Inc.*	590	4,112
ION Geophysical Corp.*	10,337	22,431
Key Energy Services, Inc.*	12,612	22,954
McDermott International, Inc.*	22,479	86,319
Mitcham Industries, Inc.*	1,157	5,322
Natural Gas Services Group, Inc.*	1,185	22,776
Newpark Resources, Inc.*	8,033	73,181
Nordic American Offshore Ltd.	956	8,757
North Atlantic Drilling Ltd.	5,123	5,943
Nuverra Environmental Solutions, Inc.*	1,443	5,137
Parker Drilling Co.*	11,204	39,102
PHI, Inc. (Non-Voting)*	1,135	34,141
Pioneer Energy Services Corp.*	1,686	9,138
SEACOR Holdings, Inc.*	1,748	121,783
Tesco Corp.	3,009	34,212
TETRA Technologies, Inc.*	7,463	46,121
Vantage Drilling Co.*	19,824	6,492

		1,328,804

Oil, Gas & Consumable Fuels (1.9%)
Adams Resources & Energy, Inc.	199	13,375
Alon USA Energy, Inc.	1,765	29,246
Alpha Natural Resources, Inc.*	21,235	21,233
American Eagle Energy Corp.*	2,943	530
Amyris, Inc.*	2,400	5,760
Approach Resources, Inc.*	2,178	14,353
Arch Coal, Inc.*	20,304	20,302
Ardmore Shipping Corp.	1,724	17,361
Bill Barrett Corp.*	4,698	38,993
Callon Petroleum Co.*	5,735	42,840
Clean Energy Fuels Corp.*	3,013	16,074
Cloud Peak Energy, Inc.*	5,789	33,692
Comstock Resources, Inc.	4,564	16,294
Contango Oil & Gas Co.*	1,659	36,498
Delek U.S. Holdings, Inc.	2,685	106,729
DHT Holdings, Inc.	8,701	60,733
Dorian LPG Ltd.*	721	9,395
Eclipse Resources Corp.*	1,535	8,627
Emerald Oil, Inc.*	5,480	4,055
Energy XXI Ltd.	8,943	32,553

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
EXCO Resources, Inc.	8,942	$16,364
Frontline Ltd.*	6,350	14,224
GasLog Ltd.	3,201	62,163
Gastar Exploration, Inc.*	405	1,061
Green Plains, Inc.	562	16,045
Halcon Resources Corp.*	24,556	37,816
Hallador Energy Co.	860	10,053
Harvest Natural Resources, Inc.*	3,963	1,771
Matador Resources Co.*	3,007	65,913
Midstates Petroleum Co., Inc.*	3,508	2,982
Miller Energy Resources, Inc.*	2,649	1,656
Navios Maritime Acquisition Corp.	7,763	27,481
Nordic American Tankers Ltd.	8,466	100,830
Northern Oil and Gas, Inc.*	5,669	43,708
Pacific Ethanol, Inc.*	2,121	22,886
Par Petroleum Corp.*	59,748	1,386,751
PDC Energy, Inc.*	3,379	182,601
Penn Virginia Corp.*	6,198	40,163
PetroQuest Energy, Inc.*	597	1,373
Renewable Energy Group, Inc.*	3,328	30,684
Resolute Energy Corp.*	7,396	4,167
REX American Resources Corp.*	111	6,750
Rosetta Resources, Inc.*	5,693	96,895
RSP Permian, Inc.*	1,716	43,226
Sanchez Energy Corp.*	1,932	25,135
Scorpio Tankers, Inc.	15,413	145,190
Ship Finance International Ltd.	5,520	81,696
Stone Energy Corp.*	5,250	77,070
Swift Energy Co.*	4,235	9,148
Teekay Tankers Ltd., Class A	6,280	36,047
TransAtlantic Petroleum Ltd.*	1,061	5,666
Triangle Petroleum Corp.*	2,731	13,737
VAALCO Energy, Inc.*	4,789	11,733
W&T Offshore, Inc.	2,051	10,481
Warren Resources, Inc.*	7,054	6,278
Westmoreland Coal Co.*	1,396	37,357

		3,205,744

Total Energy		4,534,548

Financials (37.8%)
Banks (7.4%)
1st Source Corp.	1,428	45,882
American National Bankshares, Inc.	853	19,261
Ameris Bancorp	2,586	68,244
Ames National Corp.	770	19,134
Arrow Financial Corp.	1,013	27,503
Banc of California, Inc.	3,037	37,385
BancFirst Corp.	674	41,100
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,819	92,435
Bancorp, Inc.*	3,097	27,966
BancorpSouth, Inc.	9,026	209,584
Bank of Kentucky Financial Corp.	592	29,038
Bank of Marin Bancorp/California	556	28,300
Bank of the Ozarks, Inc.	510	18,834
Banner Corp.	1,838	84,364
BBCN Bancorp, Inc.	7,459	107,932
Blue Hills Bancorp, Inc.*	2,655	35,099
BNC Bancorp	1,896	34,318
BOK Financial Corp.	3,600	220,392
Boston Private Financial Holdings, Inc.	7,559	91,842
Bridge Bancorp, Inc.	1,122	28,981
Bridge Capital Holdings*	963	25,144
Bryn Mawr Bank Corp.	1,453	44,186
C1 Financial, Inc.*	294	5,512
Camden National Corp.	702	27,968
Capital Bank Financial Corp., Class A*	2,184	60,300
Capital City Bank Group, Inc.	1,016	16,510
Cardinal Financial Corp.	2,901	57,962
Cascade Bancorp*	2,759	13,243
Cathay General Bancorp	7,486	212,977
CenterState Banks, Inc.	3,445	41,030
Central Pacific Financial Corp.	1,570	36,063
Century Bancorp, Inc./Massachusetts, Class A	343	13,617
Chemical Financial Corp.	3,069	96,244
Citizens & Northern Corp.	1,153	23,267
City Holding Co.	1,495	70,310
CNB Financial Corp./Pennsylvania	1,320	22,466
CoBiz Financial, Inc.	3,380	41,642
Columbia Banking System, Inc.	5,332	154,468
Community Bank System, Inc.	3,840	135,898
Community Trust Bancorp, Inc.	1,488	49,342
CommunityOne Bancorp*	930	9,151
ConnectOne Bancorp, Inc.	2,144	41,722
CU BanCorp*	999	22,727
Customers Bancorp, Inc.*	2,464	60,023
CVB Financial Corp.	9,940	158,444
Eagle Bancorp, Inc.*	724	27,802
Enterprise Bancorp, Inc./Massachusetts	652	13,855
Enterprise Financial Services Corp.	1,868	38,593
F.N.B. Corp./Pennsylvania	16,369	215,089
FCB Financial Holdings, Inc., Class A*	764	20,911
Fidelity Southern Corp.	1,602	27,042
Financial Institutions, Inc.	1,343	30,795
First Bancorp, Inc./Maine	906	15,810
First Bancorp/North Carolina	1,856	32,591
First BanCorp/Puerto Rico*	9,749	60,444
First Busey Corp.	6,593	44,107
First Business Financial Services, Inc.	374	16,172
First Citizens BancShares, Inc./North Carolina, Class A	858	222,814
First Commonwealth Financial Corp.	8,901	80,109
First Community Bancshares, Inc./Virginia	1,559	27,329
First Connecticut Bancorp, Inc./Connecticut	1,521	23,378
First Financial Bancorp	5,455	97,154
First Financial Bankshares, Inc.	2,730	75,457
First Financial Corp./Indiana	1,077	38,653
First Interstate BancSystem, Inc., Class A	1,708	47,517
First Merchants Corp.	3,403	80,107
First Midwest Bancorp, Inc./Illinois	7,060	122,632
First NBC Bank Holding Co.*	1,442	47,557
First of Long Island Corp.	1,176	29,988
FirstMerit Corp.	15,525	295,906
Flushing Financial Corp.	2,831	56,818
German American Bancorp, Inc.	1,266	37,258
Glacier Bancorp, Inc.	6,989	175,773

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Great Southern Bancorp, Inc.	980	$38,602
Great Western Bancorp, Inc.	1,703	37,483
Green Bancorp, Inc.*	414	4,628
Guaranty Bancorp	1,305	22,133
Hampton Roads Bankshares, Inc.*	2,998	5,666
Hancock Holding Co.	7,727	230,728
Hanmi Financial Corp.	2,977	62,964
Heartland Financial USA, Inc.	1,473	48,064
Heritage Commerce Corp.	1,860	16,982
Heritage Financial Corp./Washington	2,867	48,739
Heritage Oaks Bancorp	2,262	18,797
Hilltop Holdings, Inc.*	7,056	137,169
Home BancShares, Inc./Arkansas	986	33,415
HomeTrust Bancshares, Inc.*	1,996	31,876
Horizon Bancorp/Indiana	882	20,630
Hudson Valley Holding Corp.	1,396	35,682
IBERIABANK Corp.	2,955	186,254
Independent Bank Corp./Massachusetts	2,347	102,963
Independent Bank Corp./Michigan	1,619	20,772
Independent Bank Group, Inc.	502	19,533
International Bancshares Corp.	5,092	132,545
Investors Bancorp, Inc.	29,671	347,744
Lakeland Bancorp, Inc.	3,557	40,905
Lakeland Financial Corp.	1,575	63,913
LegacyTexas Financial Group, Inc.	3,542	80,510
Macatawa Bank Corp.	2,566	13,728
MainSource Financial Group, Inc.	1,941	38,121
MB Financial, Inc.	6,235	195,218
Mercantile Bank Corp.	1,593	31,143
Merchants Bancshares, Inc./Vermont	479	13,972
Metro Bancorp, Inc.	1,353	37,302
MidSouth Bancorp, Inc.	749	11,048
MidWestOne Financial Group, Inc.	667	19,230
National Bank Holdings Corp., Class A	2,807	52,800
National Bankshares, Inc./Virginia	633	18,889
National Penn Bancshares, Inc.	11,445	123,263
NBT Bancorp, Inc.	4,103	102,821
NewBridge Bancorp	3,240	28,901
Northrim BanCorp, Inc.	644	15,804
OFG Bancorp	4,229	69,017
Old Line Bancshares, Inc.	817	12,909
Old National Bancorp/Indiana	10,930	155,097
Opus Bank	512	15,811
Pacific Continental Corp.	1,928	25,488
Pacific Premier Bancorp, Inc.*	1,872	30,308
Palmetto Bancshares, Inc.	365	6,935
Park National Corp.	1,206	103,185
Park Sterling Corp.	4,266	30,289
Peapack-Gladstone Financial Corp.	1,332	28,771
Penns Woods Bancorp, Inc.	447	21,863
Peoples Bancorp, Inc./Ohio	1,400	33,096
Peoples Financial Services Corp.	710	31,858
Pinnacle Financial Partners, Inc.	3,342	148,585
Preferred Bank/California	1,085	29,805
PrivateBancorp, Inc.	6,735	236,870
Prosperity Bancshares, Inc.	6,558	344,164
Renasant Corp.	2,965	89,098
Republic Bancorp, Inc./Kentucky, Class A	940	23,246
Republic First Bancorp, Inc.*	3,008	10,919
S&T Bancorp, Inc.	2,926	83,040
Sandy Spring Bancorp, Inc.	2,348	61,588
Seacoast Banking Corp. of Florida*	1,839	26,242
ServisFirst Bancshares, Inc.	168	5,542
Sierra Bancorp	1,100	18,370
Simmons First National Corp., Class A	1,909	86,802
South State Corp.	2,283	156,134
Southside Bancshares, Inc.	2,272	65,184
Southwest Bancorp, Inc./Oklahoma	1,865	33,178
Square 1 Financial, Inc., Class A*	442	11,832
State Bank Financial Corp.	3,237	67,977
Sterling Bancorp/Delaware	8,212	110,123
Stock Yards Bancorp, Inc.	1,391	47,892
Stonegate Bank	947	28,590
Suffolk Bancorp	1,097	26,065
Sun Bancorp, Inc./New Jersey*	770	14,561
Susquehanna Bancshares, Inc.	17,608	241,406
Talmer Bancorp, Inc., Class A	1,748	26,771
Texas Capital Bancshares, Inc.*	2,764	134,469
Tompkins Financial Corp.	1,421	76,521
Towne Bank/Virginia	3,699	59,480
TriCo Bancshares	2,064	49,804
TriState Capital Holdings, Inc.*	2,120	22,196
Triumph Bancorp, Inc.*	670	9,152
Trustmark Corp.	6,328	153,644
UMB Financial Corp.	3,544	187,442
Umpqua Holdings Corp.	15,645	268,781
Union Bankshares Corp.	4,347	96,547
United Bankshares, Inc./West Virginia	6,484	243,669
United Community Banks, Inc./Georgia	4,739	89,472
Univest Corp. of Pennsylvania	1,533	30,338
Valley National Bancorp	21,324	201,299
Washington Trust Bancorp, Inc.	1,379	52,664
Webster Financial Corp.	8,491	314,592
WesBanco, Inc.	3,061	99,727
West Bancorp, Inc.	1,503	29,895
Westamerica Bancorp	2,477	107,031
Western Alliance Bancorp*	3,315	98,257
Wilshire Bancorp, Inc.	6,583	65,632
Wintrust Financial Corp.	4,384	209,029
Yadkin Financial Corp.*	1,888	38,326

		12,396,986

Capital Markets (2.5%)
Actua Corp.*	3,866	59,884
Apollo Global Management LLC, Class A	21,600	466,560
Arlington Asset Investment Corp., Class A	2,084	50,141
Ashford, Inc.*	77	9,145
BGC Partners, Inc., Class A	11,890	112,361
Calamos Asset Management, Inc., Class A	1,634	21,977
CIFC Corp.	545	4,169
Cowen Group, Inc., Class A*	10,856	56,451
Dundee Corp., Class A*	151,800	1,416,294
FBR & Co.*	770	17,795
Federated Investors, Inc., Class B	14,600	494,794
Fifth Street Asset Management, Inc.	226	2,547

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FXCM, Inc., Class A	4,332	$9,227
GAMCO Investors, Inc., Class A	5,320	417,673
INTL FCStone, Inc.*	1,097	32,614
Investment Technology Group, Inc.*	3,023	91,627
Janus Capital Group, Inc.	14,076	241,967
KCG Holdings, Inc., Class A*	4,285	52,534
Manning & Napier, Inc.	1,228	15,976
Medley Management, Inc., Class A	218	2,396
Moelis & Co., Class A	628	18,915
OM Asset Management plc	919	17,130
Oppenheimer Holdings, Inc., Class A	970	22,756
Piper Jaffray Cos.*	1,524	79,949
Safeguard Scientifics, Inc.*	2,004	36,232
Senvest Capital, Inc.*	10	1,307
Stifel Financial Corp.*	6,168	343,866
Walter Investment Management Corp.*	3,538	57,139

		4,153,426

Consumer Finance (1.7%)
Cash America International, Inc.	2,674	62,304
Consumer Portfolio Services, Inc.*	1,972	13,784
Encore Capital Group, Inc.*	786	32,690
Enova International, Inc.*	2,446	48,162
Ezcorp, Inc., Class A*	4,775	43,596
Green Dot Corp., Class A*	2,960	47,123
Imperial Holdings, Inc.*	351,930	2,452,952
JG Wentworth Co., Class A*	1,120	11,637
Nelnet, Inc., Class A	1,943	91,943
Nicholas Financial, Inc.*	224	3,138
Regional Management Corp.*	1,038	15,321
Springleaf Holdings, Inc.*	2,291	118,605

		2,941,255

Diversified Financial Services (6.0%)
CBOE Holdings, Inc.	3,600	206,658
Gain Capital Holdings, Inc.	2,168	21,181
Marlin Business Services Corp.	760	15,223
NewStar Financial, Inc.*	2,462	28,879
On Deck Capital, Inc.*	738	15,712
Onex Corp.	52,700	3,063,451
PHH Corp.*	4,800	116,016
PICO Holdings, Inc.*	2,191	35,516
Resource America, Inc., Class A	1,335	12,149
Texas Pacific Land Trust	45,500	6,590,675
Tiptree Financial, Inc., Class A*	960	6,365

		10,111,825

Insurance (5.1%)
Ambac Financial Group, Inc.*	4,210	101,882
American Equity Investment Life Holding Co.	6,988	203,560
AMERISAFE, Inc.	1,762	81,492
AmTrust Financial Services, Inc.	58,993	3,361,716
Argo Group International Holdings Ltd.	2,704	135,606
Atlas Financial Holdings, Inc.*	100	1,767
Baldwin & Lyons, Inc., Class B	879	20,621
Citizens, Inc./Texas*	4,249	26,174
CNO Financial Group, Inc.	19,272	331,864
Crawford & Co., Class B	1,962	16,952
Donegal Group, Inc., Class A	807	12,686
EMC Insurance Group, Inc.	494	16,697
Employers Holdings, Inc.	1,240	33,468
Enstar Group Ltd.*	805	114,197
FBL Financial Group, Inc., Class A	915	56,739
Federated National Holding Co.	130	3,978
Fidelity & Guaranty Life	1,047	22,196
First American Financial Corp.	9,721	346,845
Global Indemnity plc*	772	21,423
Greenlight Capital Reinsurance Ltd., Class A*	53,471	1,700,378
Hallmark Financial Services, Inc.*	1,347	14,278
HCI Group, Inc.	247	11,330
Horace Mann Educators Corp.	3,828	130,918
Independence Holding Co.	684	9,296
Infinity Property & Casualty Corp.	691	56,697
James River Group Holdings Ltd.	851	20,024
Kansas City Life Insurance Co.	353	16,213
Kemper Corp.	4,104	159,892
Maiden Holdings Ltd.	4,209	62,419
Meadowbrook Insurance Group, Inc.	4,796	40,766
Montpelier Reinsurance Holdings Ltd.	3,447	132,503
National General Holdings Corp.	3,343	62,514
National Interstate Corp.	530	14,882
National Western Life Insurance Co., Class A	212	53,912
Navigators Group, Inc.*	990	77,062
OneBeacon Insurance Group Ltd., Class A	2,121	32,260
Patriot National, Inc.*	286	3,632
Phoenix Cos., Inc.*	526	26,295
Primerica, Inc.	5,145	261,880
RLI Corp.	4,046	212,051
Safety Insurance Group, Inc.	1,224	73,134
Selective Insurance Group, Inc.	5,272	153,152
State Auto Financial Corp.	1,406	34,152
State National Cos., Inc.	1,756	17,472
Stewart Information Services Corp.	2,033	82,621
Symetra Financial Corp.	7,084	166,191
Third Point Reinsurance Ltd.*	5,347	75,660
United Fire Group, Inc.	1,935	61,475
United Insurance Holdings Corp.	138	3,105
Universal Insurance Holdings, Inc.	145	3,711

		8,679,738

Real Estate Investment Trusts (REITs) (7.8%)
Acadia Realty Trust (REIT)	6,447	224,871
AG Mortgage Investment Trust, Inc. (REIT)	2,917	54,956
Agree Realty Corp. (REIT)	1,678	55,324
Alexander’s, Inc. (REIT)	22	10,045
Altisource Residential Corp. (REIT)	5,415	112,957
American Assets Trust, Inc. (REIT)	2,021	87,469
American Capital Mortgage Investment Corp. (REIT)	4,990	89,620
American Residential Properties, Inc. (REIT)*	3,258	58,611
Anworth Mortgage Asset Corp. (REIT)	9,461	48,157
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,637	96,844
Apollo Residential Mortgage, Inc. (REIT)	3,026	48,265

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Commercial Real Estate Corp. (REIT)	2,984	$32,973
Armada Hoffler Properties, Inc. (REIT)	2,462	26,245
ARMOUR Residential REIT, Inc. (REIT)	34,018	107,837
Ashford Hospitality Prime, Inc. (REIT)	2,421	40,600
Ashford Hospitality Trust, Inc. (REIT)	7,310	70,322
Associated Estates Realty Corp. (REIT)	5,524	136,332
Aviv REIT, Inc. (REIT)	1,779	64,934
Campus Crest Communities, Inc. (REIT)	6,128	43,876
Capstead Mortgage Corp. (REIT)	9,086	106,942
CareTrust REIT, Inc. (REIT)	251	3,404
CatchMark Timber Trust, Inc. (REIT), Class A	1,854	21,729
Cedar Realty Trust, Inc. (REIT)	8,180	61,268
Chambers Street Properties (REIT)	22,613	178,190
Chatham Lodging Trust (REIT)	3,536	103,994
Chesapeake Lodging Trust (REIT)	5,187	175,476
Colony Financial, Inc. (REIT), Class A	10,223	264,980
CorEnergy Infrastructure Trust, Inc. (REIT)	4,290	29,730
Cousins Properties, Inc. (REIT)	20,904	221,582
CubeSmart (REIT)	15,039	363,192
CyrusOne, Inc. (REIT)	3,055	95,072
CYS Investments, Inc. (REIT)	15,560	138,640
DCT Industrial Trust, Inc. (REIT)	7,727	267,818
DiamondRock Hospitality Co. (REIT)	18,565	262,323
DuPont Fabros Technology, Inc. (REIT)	3,989	130,361
Dynex Capital, Inc. (REIT)	5,452	46,178
Easterly Government Properties, Inc. (REIT)*	941	15,103
EastGroup Properties, Inc. (REIT)	332	19,966
Education Realty Trust, Inc. (REIT)	3,758	132,958
EPR Properties (REIT)	5,358	321,641
Equity LifeStyle Properties, Inc. (REIT)	7,860	431,907
Equity One, Inc. (REIT)	5,942	158,592
Excel Trust, Inc. (REIT)	5,837	81,835
FelCor Lodging Trust, Inc. (REIT)	11,741	134,904
First Industrial Realty Trust, Inc. (REIT)	10,460	224,158
First Potomac Realty Trust (REIT)	5,752	68,391
Franklin Street Properties Corp. (REIT)	8,705	111,598
Geo Group, Inc. (REIT)	6,599	288,640
Getty Realty Corp. (REIT)	2,562	46,628
Gladstone Commercial Corp. (REIT)	2,136	39,751
Government Properties Income Trust (REIT)	6,461	147,634
Gramercy Property Trust, Inc. (REIT)	4,396	123,396
Great Ajax Corp. (REIT)*	324	4,708
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,429	44,402
Hatteras Financial Corp. (REIT)	9,252	168,016
Healthcare Realty Trust, Inc. (REIT)	8,862	246,186
Hersha Hospitality Trust (REIT)	19,241	124,489
Highwoods Properties, Inc. (REIT)	8,384	383,820
Hudson Pacific Properties, Inc. (REIT)	6,203	205,878
InfraREIT, Inc. (REIT)	1,807	51,662
Inland Real Estate Corp. (REIT)	8,445	90,277
Invesco Mortgage Capital, Inc. (REIT)	11,836	183,813
Investors Real Estate Trust (REIT)	10,436	78,270
iStar Financial, Inc. (REIT)*	8,122	105,586
Kite Realty Group Trust (REIT)	3,200	90,144
LaSalle Hotel Properties (REIT)	10,507	408,302
Lexington Realty Trust (REIT)	19,573	192,403
LTC Properties, Inc. (REIT)	3,274	150,604
Mack-Cali Realty Corp. (REIT)	8,524	164,343
Medical Properties Trust, Inc. (REIT)	19,502	287,459
Monmouth Real Estate Investment Corp. (REIT)	5,550	61,661
New Residential Investment Corp. (REIT)	12,980	195,089
New York Mortgage Trust, Inc. (REIT)	9,856	76,483
New York REIT, Inc. (REIT)	15,524	162,692
One Liberty Properties, Inc. (REIT)	1,238	30,232
Owens Realty Mortgage, Inc. (REIT)	1,100	16,478
Parkway Properties, Inc. (REIT)	7,492	129,986
Pebblebrook Hotel Trust (REIT)	6,731	313,463
Pennsylvania Real Estate Investment Trust (REIT)	6,528	151,645
PennyMac Mortgage Investment Trust (REIT)	4,210	89,631
Physicians Realty Trust (REIT)	6,727	118,462
PS Business Parks, Inc. (REIT)	932	77,393
RAIT Financial Trust (REIT)	7,667	52,596
Ramco-Gershenson Properties Trust (REIT)	7,341	136,543
Redwood Trust, Inc. (REIT)	7,767	138,796
Resource Capital Corp. (REIT)	12,571	57,072
Retail Opportunity Investments Corp. (REIT)	8,450	154,635
Rexford Industrial Realty, Inc. (REIT)	5,393	85,263
RLJ Lodging Trust (REIT)	12,311	385,457
Rouse Properties, Inc. (REIT)	3,640	69,014
Ryman Hospitality Properties, Inc. (REIT)	2,034	123,891
Sabra Health Care REIT, Inc. (REIT)	331	10,973
Saul Centers, Inc. (REIT)	185	10,582
Select Income REIT (REIT)	3,604	90,064
Silver Bay Realty Trust Corp. (REIT)	3,325	53,732
Sovran Self Storage, Inc. (REIT)	450	42,273

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
STAG Industrial, Inc. (REIT)	5,359	$126,044
STORE Capital Corp. (REIT)	3,012	70,330
Strategic Hotels & Resorts, Inc. (REIT)*	5,888	73,188
Summit Hotel Properties, Inc. (REIT)	8,066	113,489
Sunstone Hotel Investors, Inc. (REIT)	18,882	314,763
Terreno Realty Corp. (REIT)	4,060	92,568
Trade Street Residential, Inc. (REIT)	1,780	12,745
UMH Properties, Inc. (REIT)	2,130	21,449
Urstadt Biddle Properties, Inc. (REIT), Class A	864	19,924
Washington Real Estate Investment Trust (REIT)	6,373	176,086
Western Asset Mortgage Capital Corp. (REIT)	4,080	61,526
Whitestone REIT (REIT)	2,235	35,492

		13,160,291

Real Estate Management & Development (5.8%)
Alexander & Baldwin, Inc.	4,618	199,405
Altisource Asset Management Corp.*	25	4,628
AV Homes, Inc.*	1,042	16,630
Consolidated-Tomoka Land Co.	690	41,166
Dream Unlimited Corp.*	303,400	2,206,204
Forestar Group, Inc.*	2,982	47,026
FRP Holdings, Inc.*	645	23,478
Howard Hughes Corp.*	45,000	6,975,900
Kennedy-Wilson Holdings, Inc.	6,253	163,454
RE/MAX Holdings, Inc., Class A	1,034	34,339
Tejon Ranch Co.*	1,603	42,399

		9,754,629

Thrifts & Mortgage Finance (1.5%)
Anchor BanCorp Wisconsin, Inc.*	593	20,595
Astoria Financial Corp.	8,114	105,076
Bank Mutual Corp.	4,393	32,157
BankFinancial Corp.	1,831	24,059
BBX Capital Corp., Class A*	782	14,545
Beneficial Bancorp, Inc.*	3,074	34,706
Berkshire Hills Bancorp, Inc.	2,369	65,621
Brookline Bancorp, Inc.	6,727	67,606
Capitol Federal Financial, Inc.	13,430	167,875
Charter Financial Corp./Maryland	1,755	20,183
Clifton Bancorp, Inc.	2,516	35,501
Dime Community Bancshares, Inc.	3,070	49,427
EverBank Financial Corp.	8,572	154,553
Federal Agricultural Mortgage Corp., Class C	958	27,006
First Defiance Financial Corp.	915	30,030
First Financial Northwest, Inc.	1,327	16,389
Flagstar Bancorp, Inc.*	1,942	28,179
Fox Chase Bancorp, Inc.	1,098	18,479
Home Loan Servicing Solutions Ltd.	6,705	110,901
HomeStreet, Inc.*	2,111	38,674
Kearny Financial Corp.*	1,190	16,160
Ladder Capital Corp. (REIT)*	1,430	26,469
LendingTree, Inc.*	318	17,811
Meta Financial Group, Inc.	583	23,163
MGIC Investment Corp.*	18,604	179,157
NMI Holdings, Inc., Class A*	4,849	36,319
Northfield Bancorp, Inc.	3,967	58,791
Northwest Bancshares, Inc.	8,885	105,287
OceanFirst Financial Corp.	1,262	21,795
Oritani Financial Corp.	4,313	62,754
PennyMac Financial Services, Inc., Class A*	468	7,942
Provident Financial Services, Inc.	5,649	105,354
Radian Group, Inc.	14,361	241,121
Stonegate Mortgage Corp.*	1,173	12,692
Territorial Bancorp, Inc.	825	19,602
TrustCo Bank Corp.	8,989	61,844
United Community Financial Corp./Ohio	4,892	26,710
United Financial Bancorp, Inc.	3,382	42,038
Walker & Dunlop, Inc.*	1,369	24,272
Washington Federal, Inc.	9,502	207,191
Waterstone Financial, Inc.	3,306	42,449
WSFS Financial Corp.	840	63,529

		2,464,012

Total Financials		63,662,162

Health Care (2.9%)
Biotechnology (0.5%)
ACADIA Pharmaceuticals, Inc.*	581	18,935
Achillion Pharmaceuticals, Inc.*	8,460	83,416
Agenus, Inc.*	1,319	6,766
AMAG Pharmaceuticals, Inc.*	665	36,349
Anacor Pharmaceuticals, Inc.*	1,992	115,237
Ardelyx, Inc.*	72	942
Array BioPharma, Inc.*	2,772	20,430
Atara Biotherapeutics, Inc.*	63	2,619
Avalanche Biotechnologies, Inc.*	72	2,917
Bellicum Pharmaceuticals, Inc.*	181	4,194
BioCryst Pharmaceuticals, Inc.*	1,402	12,660
Calithera Biosciences, Inc.*	93	1,527
Celldex Therapeutics, Inc.*	920	25,640
Cellular Dynamics International, Inc.*	65	1,068
ChemoCentryx, Inc.*	2,549	19,245
Coherus Biosciences, Inc.*	77	2,355
Cytokinetics, Inc.*	3,395	23,018
Cytori Therapeutics, Inc.*	2,275	2,685
CytRx Corp.*	3,691	12,439
Dynavax Technologies Corp.*	2,647	59,372
Emergent Biosolutions, Inc.*	2,413	69,398
FibroGen, Inc.*	106	3,326
Geron Corp.*	14,699	55,415
Hyperion Therapeutics, Inc.*	257	11,796
Idera Pharmaceuticals, Inc.*	366	1,358
Immune Design Corp.*	71	1,499
Immunomedics, Inc.*	498	1,907
Inovio Pharmaceuticals, Inc.*	620	5,059
Kite Pharma, Inc.*	110	6,345
Lexicon Pharmaceuticals, Inc.*	1,670	1,577
Merrimack Pharmaceuticals, Inc.*	569	6,760
Navidea Biopharmaceuticals, Inc.*	3,434	5,460
NeoStem, Inc.*	1,255	3,188
Osiris Therapeutics, Inc.*	202	3,551
Otonomy, Inc.*	70	2,475
OvaScience, Inc.*	1,644	57,096
Peregrine Pharmaceuticals, Inc.*	1,330	1,796
Progenics Pharmaceuticals, Inc.*	4,995	29,870
Prothena Corp. plc*	1,838	70,101
PTC Therapeutics, Inc.*	303	18,438
Radius Health, Inc.*	52	2,140
Rigel Pharmaceuticals, Inc.*	8,079	28,842

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sage Therapeutics, Inc.*	56	$2,813
Spark Therapeutics, Inc.*	61	4,728
Spectrum Pharmaceuticals, Inc.*	4,717	28,632
T2 Biosystems, Inc.*	87	1,350
Threshold Pharmaceuticals, Inc.*	124	503
Tokai Pharmaceuticals, Inc.*	100	1,130
Verastem, Inc.*	2,208	22,455
Vitae Pharmaceuticals, Inc.*	60	703
XOMA Corp.*	1,559	5,675
Zafgen, Inc.*	59	2,337

		909,537

Health Care Equipment & Supplies (0.9%)
Analogic Corp.	1,173	106,626
AngioDynamics, Inc.*	2,327	41,397
AtriCure, Inc.*	674	13,810
CONMED Corp.	2,578	130,163
CryoLife, Inc.	2,697	27,968
Cynosure, Inc., Class A*	1,376	42,202
Derma Sciences, Inc.*	2,125	17,999
Entellus Medical, Inc.*	176	3,854
Exactech, Inc.*	934	23,939
Greatbatch, Inc.*	2,362	136,642
Haemonetics Corp.*	4,485	201,466
ICU Medical, Inc.*	1,262	117,543
Integra LifeSciences Holdings Corp.*	1,396	86,063
Invacare Corp.	3,017	58,560
Merit Medical Systems, Inc.*	4,048	77,924
Nevro Corp.*	128	6,135
NuVasive, Inc.*	723	33,251
Ocular Therapeutix, Inc.*	67	2,813
OraSure Technologies, Inc.*	4,935	32,275
Orthofix International N.V.*	1,764	63,310
PhotoMedex, Inc.*	1,232	2,476
Rockwell Medical, Inc.*	3,837	41,938
RTI Surgical, Inc.*	5,203	25,703
Second Sight Medical Products, Inc.*	128	1,641
Sientra, Inc.*	194	3,723
SurModics, Inc.*	1,016	26,447
Symmetry Surgical, Inc.*	888	6,509
Tornier N.V.*	3,356	87,994
TransEnterix, Inc.*	2,284	6,692
Unilife Corp.*	1,673	6,709
Wright Medical Group, Inc.*	2,490	64,242

		1,498,014

Health Care Providers & Services (1.2%)
AAC Holdings, Inc.*	230	7,033
Aceto Corp.	2,291	50,402
Addus HomeCare Corp.*	533	12,270
Adeptus Health, Inc., Class A*	232	11,651
Alliance HealthCare Services, Inc.*	308	6,831
Almost Family, Inc.*	780	34,874
Amedisys, Inc.*	2,586	69,253
AMN Healthcare Services, Inc.*	4,392	101,324
Amsurg Corp.*	3,139	193,111
Bio-Reference Laboratories, Inc.*	170	5,991
BioScrip, Inc.*	6,445	28,551
BioTelemetry, Inc.*	970	8,585
Civitas Solutions, Inc.*	331	6,931
Cross Country Healthcare, Inc.*	2,930	34,750
Ensign Group, Inc.	141	6,607
Five Star Quality Care, Inc.*	3,996	17,742
Genesis Healthcare, Inc.*	1,262	8,985
Hanger, Inc.*	3,305	74,991
HealthEquity, Inc.*	600	14,994
HealthSouth Corp.	1,998	88,631
Healthways, Inc.*	1,428	28,132
IPC Healthcare, Inc.*	687	32,042
Kindred Healthcare, Inc.	6,557	155,991
LHC Group, Inc.*	1,170	38,645
Magellan Health, Inc.*	2,601	184,203
National HealthCare Corp.	970	61,799
National Research Corp., Class A	105	1,512
Owens & Minor, Inc.	5,944	201,145
PharMerica Corp.*	2,811	79,242
RadNet, Inc.*	198	1,663
Select Medical Holdings Corp.	445	6,599
Surgical Care Affiliates, Inc.*	68	2,334
Triple-S Management Corp., Class B*	2,349	46,698
Trupanion, Inc.*	812	6,496
Universal American Corp.*	3,932	41,994
WellCare Health Plans, Inc.*	3,736	341,695

		2,013,697

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	261	2,025
Imprivata, Inc.*	174	2,436
MedAssets, Inc.*	350	6,587

		11,048

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	5,160	64,810
Albany Molecular Research, Inc.*	2,248	39,565
INC Research Holdings, Inc., Class A*	85	2,782
PRA Health Sciences, Inc.*	206	5,941

		113,098

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	84	1,257
Catalent, Inc.*	459	14,298
Dermira, Inc.*	90	1,381
Impax Laboratories, Inc.*	5,319	249,302
Intersect ENT, Inc.*	216	5,579
Medicines Co.*	571	15,999
Nektar Therapeutics*	5,192	57,112
Omeros Corp.*	241	5,309
Revance Therapeutics, Inc.*	293	6,074
Sagent Pharmaceuticals, Inc.*	428	9,951
SciClone Pharmaceuticals, Inc.*	1,905	16,878
Theravance Biopharma, Inc.*	129	2,238
Theravance, Inc.	401	6,304
XenoPort, Inc.*	4,866	34,646
ZS Pharma, Inc.*	75	3,156

		429,484

Total Health Care		4,974,878

Industrials (10.7%)
Aerospace & Defense (1.0%)
AAR Corp.	3,707	113,805
Aerovironment, Inc.*	828	21,950
American Science & Engineering, Inc.	473	23,111
Cubic Corp.	1,829	94,687
Curtiss-Wright Corp.	3,357	248,217
DigitalGlobe, Inc.*	7,097	241,795
Ducommun, Inc.*	631	16,343
Engility Holdings, Inc.	1,663	49,957

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Esterline Technologies Corp.*	2,995	$342,688
KEYW Holding Corp.*	3,115	25,636
Kratos Defense & Security Solutions, Inc.*	4,270	23,613
LMI Aerospace, Inc.*	1,024	12,503
Moog, Inc., Class A*	3,607	270,705
National Presto Industries, Inc.	438	27,765
SIFCO Industries, Inc.	183	3,988
Teledyne Technologies, Inc.*	2,466	263,196

		1,779,959

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	4,914	45,307
Atlas Air Worldwide Holdings, Inc.*	2,376	102,216
UTi Worldwide, Inc.*	8,560	105,288
XPO Logistics, Inc.*	3,967	180,379

		433,190

Airlines (0.3%)
JetBlue Airways Corp.*	19,761	380,399
Republic Airways Holdings, Inc.*	4,715	64,831
SkyWest, Inc.	4,794	70,041
Virgin America, Inc.*	1,108	33,683

		548,954

Building Products (0.4%)
Advanced Drainage Systems, Inc.	480	14,371
Apogee Enterprises, Inc.	1,109	47,909
Gibraltar Industries, Inc.*	2,879	47,245
Griffon Corp.	3,003	52,342
Insteel Industries, Inc.	94	2,033
Masonite International Corp.*	2,416	162,500
Ply Gem Holdings, Inc.*	335	4,355
Quanex Building Products Corp.	3,011	59,437
Simpson Manufacturing Co., Inc.	3,624	135,429
Universal Forest Products, Inc.	1,895	105,135

		630,756

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	5,286	168,412
ACCO Brands Corp.*	10,712	89,017
Brady Corp., Class A	4,510	127,588
Brink’s Co.	4,551	125,744
Casella Waste Systems, Inc., Class A*	404	2,222
CECO Environmental Corp.	1,977	20,976
Cenveo, Inc.*	3,286	7,032
Civeo Corp.	8,889	22,578
Deluxe Corp.	2,282	158,097
Ennis, Inc.	2,456	34,679
G&K Services, Inc., Class A	1,870	135,631
Heritage-Crystal Clean, Inc.*	117	1,369
HNI Corp.	315	17,378
InnerWorkings, Inc.*	3,174	21,329
Kimball International, Inc., Class B	3,266	34,228
Matthews International Corp., Class A	2,811	144,795
McGrath RentCorp	2,433	80,070
Mobile Mini, Inc.	4,042	172,351
Multi-Color Corp.	624	43,262
NL Industries, Inc.*	576	4,464
Performant Financial Corp.*	231	785
Quad/Graphics, Inc.	2,583	59,357
SP Plus Corp.*	52	1,136
Tetra Tech, Inc.	5,455	131,029
UniFirst Corp.	1,397	164,413
United Stationers, Inc.	3,703	151,786
Viad Corp.	1,900	52,858
West Corp.	1,700	57,341

		2,029,927

Construction & Engineering (0.5%)
Aegion Corp.*	3,270	59,024
Ameresco, Inc., Class A*	1,879	13,905
Argan, Inc.	731	26,440
Comfort Systems USA, Inc.	2,858	60,132
Dycom Industries, Inc.*	329	16,068
EMCOR Group, Inc.	5,634	261,812
Granite Construction, Inc.	3,691	129,702
Great Lakes Dredge & Dock Corp.*	5,198	31,240
Layne Christensen Co.*	1,890	9,469
MYR Group, Inc.*	2,006	62,868
Northwest Pipe Co.*	918	21,068
Orion Marine Group, Inc.*	2,579	22,850
Sterling Construction Co., Inc.*	1,670	7,548
Tutor Perini Corp.*	3,489	81,468

		803,594

Electrical Equipment (0.3%)
Encore Wire Corp.	476	18,031
EnerSys, Inc.	3,127	200,879
Franklin Electric Co., Inc.	331	12,624
General Cable Corp.	4,570	78,741
Global Power Equipment Group, Inc.	1,663	21,952
GrafTech International Ltd.*	11,016	42,852
LSI Industries, Inc.	1,903	15,509
Plug Power, Inc.*	15,754	40,803
Powell Industries, Inc.	881	29,751
PowerSecure International, Inc.*	2,098	27,610
Preformed Line Products Co.	246	10,364
Revolution Lighting Technologies, Inc.*	172	191
TCP International Holdings Ltd.*	264	486
Vicor Corp.*	1,341	20,383

		520,176

Industrial Conglomerates (4.1%)
Icahn Enterprises LP	77,138	6,916,193

Machinery (1.3%)
Accuride Corp.*	205	955
Actuant Corp., Class A	5,697	135,247
Alamo Group, Inc.	623	39,330
Albany International Corp., Class A	2,340	93,015
American Railcar Industries, Inc.	55	2,735
Astec Industries, Inc.	1,776	76,155
Barnes Group, Inc.	5,098	206,418
Briggs & Stratton Corp.	4,401	90,396
CIRCOR International, Inc.	153	8,369
CLARCOR, Inc.	244	16,119
Colfax Corp.*	12,000	572,760
Columbus McKinnon Corp.	1,656	44,613
Douglas Dynamics, Inc.	209	4,774
Dynamic Materials Corp.	1,224	15,630
Energy Recovery, Inc.*	2,374	6,149
ESCO Technologies, Inc.	2,507	97,723
Federal Signal Corp.	5,891	93,019
FreightCar America, Inc.	1,122	35,264

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Global Brass & Copper Holdings, Inc.	205	$3,167
Hurco Cos., Inc.	604	19,890
Kadant, Inc.	914	48,086
L.B. Foster Co., Class A	986	46,815
Lindsay Corp.	174	13,267
Lydall, Inc.*	190	6,027
Meritor, Inc.*	4,361	54,992
Miller Industries, Inc.	1,000	24,500
Mueller Industries, Inc.	1,842	66,551
NN, Inc.	99	2,483
Standex International Corp.	338	27,760
Titan International, Inc.	4,197	39,284
TriMas Corp.*	506	15,580
Twin Disc, Inc.	187	3,304
Watts Water Technologies, Inc., Class A	2,512	138,235
Woodward, Inc.	2,061	105,132

		2,153,744

Marine (0.1%)
Baltic Trading Ltd.	4,763	7,097
International Shipholding Corp.	498	6,031
Knightsbridge Shipping Ltd.	3,195	15,975
Matson, Inc.	2,644	111,471
Navios Maritime Holdings, Inc.	7,322	30,606
Safe Bulkers, Inc.	3,758	13,491
Scorpio Bulkers, Inc.*	12,848	30,450
Ultrapetrol Bahamas Ltd.*	1,820	2,639

		217,760

Professional Services (0.6%)
Acacia Research Corp.	4,725	50,557
CBIZ, Inc.*	3,991	37,236
CDI Corp.	1,294	18,181
CRA International, Inc.*	911	28,350
Franklin Covey Co.*	487	9,380
FTI Consulting, Inc.*	3,848	144,146
GP Strategies Corp.*	370	13,690
Heidrick & Struggles International, Inc.	1,694	41,638
Hill International, Inc.*	574	2,061
Huron Consulting Group, Inc.*	2,005	132,631
ICF International, Inc.*	1,885	77,002
Kelly Services, Inc., Class A	2,557	44,594
Korn/Ferry International	2,287	75,174
Navigant Consulting, Inc.*	4,656	60,342
Paylocity Holding Corp.*	520	14,893
Pendrell Corp.*	15,192	19,749
Resources Connection, Inc.	3,632	63,560
RPX Corp.*	4,466	64,266
TriNet Group, Inc.*	1,034	36,428
VSE Corp.	389	31,851

		965,729

Road & Rail (0.2%)
ArcBest Corp.	178	6,744
Celadon Group, Inc.	1,857	50,548
Marten Transport Ltd.	1,332	30,902
P.A.M. Transportation Services, Inc.*	237	13,573
Patriot Transportation Holding, Inc.*	215	5,369
Quality Distribution, Inc.*	1,952	20,164
Roadrunner Transportation Systems, Inc.*	1,668	42,150
Universal Truckload Services, Inc.	212	5,338
USA Truck, Inc.*	585	16,199
Werner Enterprises, Inc.	3,321	104,313
YRC Worldwide, Inc.*	2,440	43,822

		339,122

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	4,264	95,769
Applied Industrial Technologies, Inc.	2,506	113,622
Beacon Roofing Supply, Inc.*	3,627	113,525
CAI International, Inc.*	1,536	37,740
Erickson, Inc.*	500	2,160
Houston Wire & Cable Co.	1,735	16,882
Kaman Corp.	1,256	53,292
Neff Corp., Class A*	682	7,188
Rush Enterprises, Inc., Class A*	538	14,720
Signature Group Holdings, Inc.*	1,600	9,824
TAL International Group, Inc.*	2,093	85,248
Textainer Group Holdings Ltd.	1,521	45,615
Titan Machinery, Inc.*	1,369	18,276

		613,861

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,131	63,287

Total Industrials		18,016,252

Information Technology (5.9%)
Communications Equipment (1.6%)
ADTRAN, Inc.	2,015	37,620
Aerohive Networks, Inc.*	515	2,297
Bel Fuse, Inc., Class B	968	18,421
Black Box Corp.	1,458	30,516
Calix, Inc.*	3,976	33,359
Comtech Telecommunications Corp.	1,458	42,209
Digi International, Inc.*	2,320	23,154
EchoStar Corp., Class A*	35,700	1,846,404
Emulex Corp.*	6,744	53,750
Extreme Networks, Inc.*	2,759	8,718
Finisar Corp.*	540	11,524
Harmonic, Inc.*	7,158	53,041
Infinera Corp.*	1,705	33,537
Ixia*	4,787	58,066
KVH Industries, Inc.*	387	5,851
NETGEAR, Inc.*	3,255	107,024
Numerex Corp., Class A*	195	2,223
Oclaro, Inc.*	8,851	17,525
Plantronics, Inc.	466	24,675
Polycom, Inc.*	7,029	94,189
Procera Networks, Inc.*	1,762	16,545
TESSCO Technologies, Inc.	524	12,922
ViaSat, Inc.*	2,835	168,994

		2,702,564

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	1,302	12,812
Anixter International, Inc.*	1,415	107,724
Benchmark Electronics, Inc.*	5,074	121,928
Checkpoint Systems, Inc.	3,907	42,274
Coherent, Inc.*	2,187	142,068
CTS Corp.	3,156	56,776
CUI Global, Inc.*	644	3,774
Daktronics, Inc.	1,027	11,102
DTS, Inc.*	1,172	39,930
Electro Rent Corp.	1,415	16,046
Electro Scientific Industries, Inc.	2,274	14,053
Fabrinet*	3,309	62,838

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FARO Technologies, Inc.*	221	$13,731
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,904	38,681
II-VI, Inc.*	4,941	91,211
Insight Enterprises, Inc.*	3,853	109,888
Itron, Inc.*	3,718	135,744
Kemet Corp.*	4,145	17,160
Kimball Electronics, Inc.*	2,449	34,629
Littelfuse, Inc.	302	30,016
Mercury Systems, Inc.*	3,166	49,231
Multi-Fineline Electronix, Inc.*	761	13,904
Newport Corp.*	356	6,785
OSI Systems, Inc.*	1,463	108,642
Park Electrochemical Corp.	1,979	42,667
PC Connection, Inc.	890	23,220
Plexus Corp.*	2,099	85,576
Rofin-Sinar Technologies, Inc.*	2,637	63,895
Rogers Corp.*	1,229	101,036
Sanmina Corp.*	7,735	187,110
ScanSource, Inc.*	2,686	109,186
Speed Commerce, Inc.*	749	478
SYNNEX Corp.	2,389	184,550
TTM Technologies, Inc.*	5,061	45,600
Viasystems Group, Inc.*	443	7,748
Vishay Precision Group, Inc.*	1,214	19,339

		2,151,352

Internet Software & Services (0.3%)
Amber Road, Inc.*	62	573
Bankrate, Inc.*	5,704	64,683
Bazaarvoice, Inc.*	2,691	15,204
Blucora, Inc.*	3,992	54,531
Box, Inc., Class A*	229	4,523
Dealertrack Technologies, Inc.*	835	32,164
Demand Media, Inc.*	841	4,811
Dice Holdings, Inc.*	2,494	22,246
EarthLink Holdings Corp.	9,592	42,588
Everyday Health, Inc.*	31	399
Global Sources Ltd.*	1,188	6,962
Hortonworks, Inc.*	175	4,172
Internap Corp.*	5,126	52,439
Intralinks Holdings, Inc.*	3,681	38,062
Limelight Networks, Inc.*	5,731	20,804
Liquidity Services, Inc.*	2,366	23,376
Millennial Media, Inc.*	7,307	10,595
Monster Worldwide, Inc.*	8,624	54,676
New Relic, Inc.*	119	4,129
OPOWER, Inc.*	56	567
Perficient, Inc.*	1,152	23,835
Q2 Holdings, Inc.*	65	1,374
QuinStreet, Inc.*	3,364	20,016
RealNetworks, Inc.*	2,112	14,214
Reis, Inc.	755	19,358
Rightside Group Ltd.*	841	8,536
Stamps.com, Inc.*	129	8,680
TechTarget, Inc.*	1,615	18,621
Tremor Video, Inc.*	3,190	7,465
YuMe, Inc.*	1,633	8,475

		588,078

IT Services (0.7%)
Acxiom Corp.*	7,232	133,720
CACI International, Inc., Class A*	2,219	199,532
Ciber, Inc.*	7,432	30,620
Computer Task Group, Inc.	1,442	10,541
Convergys Corp.	9,552	218,454
CSG Systems International, Inc.	1,876	57,012
Datalink Corp.*	1,848	22,250
ExlService Holdings, Inc.*	1,811	67,369
Global Cash Access Holdings, Inc.*	6,301	48,014
Hackett Group, Inc.	1,849	16,530
Higher One Holdings, Inc.*	2,081	5,036
ManTech International Corp., Class A	2,247	76,263
ModusLink Global Solutions, Inc.*	3,259	12,547
MoneyGram International, Inc.*	2,665	23,026
PRGX Global, Inc.*	2,617	10,520
ServiceSource International, Inc.*	6,582	20,404
Sykes Enterprises, Inc.*	3,401	84,515
TeleTech Holdings, Inc.	819	20,843
Unisys Corp.*	1,900	44,099

		1,101,295

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	364	9,340
Alpha & Omega Semiconductor Ltd.*	2,070	18,444
Amkor Technology, Inc.*	3,782	33,414
Audience, Inc.*	1,276	5,793
Axcelis Technologies, Inc.*	10,434	24,833
Brooks Automation, Inc.	5,816	67,640
Cabot Microelectronics Corp.*	362	18,089
Cascade Microtech, Inc.*	1,121	15,223
CEVA, Inc.*	2,004	42,725
Cirrus Logic, Inc.*	4,094	136,167
Cohu, Inc.	2,321	25,392
Diodes, Inc.*	1,076	30,731
DSP Group, Inc.*	2,115	25,338
Entegris, Inc.*	5,874	80,415
Entropic Communications, Inc.*	7,865	23,280
Exar Corp.*	3,240	32,562
Fairchild Semiconductor International, Inc.*	10,472	190,381
FormFactor, Inc.*	5,290	46,922
Integrated Device Technology, Inc.*	3,354	67,147
Integrated Silicon Solution, Inc.	2,836	50,736
Intersil Corp., Class A	12,074	172,900
IXYS Corp.	2,273	28,003
Kopin Corp.*	6,249	21,997
Microsemi Corp.*	2,878	101,881
MKS Instruments, Inc.	5,023	169,828
Nanometrics, Inc.*	942	15,844
NVE Corp.	262	18,057
OmniVision Technologies, Inc.*	5,280	139,234
Pericom Semiconductor Corp.	2,031	31,420
Photronics, Inc.*	6,141	52,199
PMC-Sierra, Inc.*	11,255	104,446
QuickLogic Corp.*	128	247
Rubicon Technology, Inc.*	2,295	9,042
Rudolph Technologies, Inc.*	2,766	30,481
Silicon Laboratories, Inc.*	1,292	65,595
Tessera Technologies, Inc.	2,072	83,460
Ultra Clean Holdings, Inc.*	1,961	14,021
Ultratech, Inc.*	2,198	38,113
Veeco Instruments, Inc.*	3,762	114,929
Vitesse Semiconductor Corp.*	274	1,455
Xcerra Corp.*	2,963	26,341

		2,184,065

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.6%)
A10 Networks, Inc.*	60	$260
Bottomline Technologies de, Inc.*	622	17,024
Covisint Corp.*	3,570	7,247
Ebix, Inc.	2,496	75,829
EnerNOC, Inc.*	1,950	22,230
Epiq Systems, Inc.	2,774	49,738
ePlus, Inc.*	473	41,118
Globant S.A.*	165	3,475
Glu Mobile, Inc.*	833	4,173
HubSpot, Inc.*	148	5,905
Infoblox, Inc.*	696	16,614
Mentor Graphics Corp.	9,114	219,009
MobileIron, Inc.*	309	2,861
Model N, Inc.*	542	6,482
Paycom Software, Inc.*	590	18,915
Progress Software Corp.*	4,862	132,101
QAD, Inc., Class A	63	1,525
Rosetta Stone, Inc.*	2,059	15,669
Rubicon Project, Inc.*	49	878
Sapiens International Corp. N.V.*	2,089	17,130
SeaChange International, Inc.*	3,063	24,045
Silver Spring Networks, Inc.*	232	2,074
Take-Two Interactive Software, Inc.*	7,259	184,778
TeleCommunication Systems, Inc., Class A*	4,421	16,932
Telenav, Inc.*	2,566	20,323
TiVo, Inc.*	5,445	57,772
TubeMogul, Inc.*	199	2,750
Varonis Systems, Inc.*	67	1,719
Verint Systems, Inc.*	313	19,384
Vringo, Inc.*	843	548
Yodlee, Inc.*	170	2,288
Zendesk, Inc.*	87	1,974

		992,770

Technology Hardware, Storage & Peripherals (0.1%)
Eastman Kodak Co.*	1,639	31,125
Intevac, Inc.*	2,279	13,993
QLogic Corp.*	8,240	121,458
Quantum Corp.*	12,139	19,422

		185,998

Total Information Technology		9,906,122

Materials (3.6%)
Chemicals (2.4%)
A. Schulman, Inc.	2,107	101,557
American Vanguard Corp.	2,686	28,525
Axiall Corp.	6,574	308,584
Chase Corp.	54	2,361
FutureFuel Corp.	1,714	17,603
Hawkins, Inc.	834	31,684
Innophos Holdings, Inc.	860	48,470
Innospec, Inc.	1,823	84,569
Intrepid Potash, Inc.*	5,297	61,180
KMG Chemicals, Inc.	905	24,191
Kraton Performance Polymers, Inc.*	3,083	62,308
Kronos Worldwide, Inc.	1,708	21,606
LSB Industries, Inc.*	1,823	75,345
Minerals Technologies, Inc.	2,341	171,127
Olin Corp.	7,430	238,057
OM Group, Inc.	2,544	76,396
Platform Specialty Products Corp.*	82,940	2,128,240
Quaker Chemical Corp.	376	32,201
Sensient Technologies Corp.	4,389	302,314
Stepan Co.	977	40,702
Trecora Resources*	271	3,306
Tredegar Corp.	2,320	46,655
Trinseo S.A.*	834	16,513
Tronox Ltd., Class A	5,773	117,365
Zep, Inc.	1,562	26,601

		4,067,460

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	8	516

Containers & Packaging (0.1%)
AEP Industries, Inc.*	41	2,257
Berry Plastics Group, Inc.*	3,669	132,781
UFP Technologies, Inc.*	605	13,782

		148,820

Metals & Mining (0.8%)
A.M. Castle & Co.*	1,840	6,716
AK Steel Holding Corp.*	16,762	74,926
Ampco-Pittsburgh Corp.	760	13,270
Century Aluminum Co.*	4,706	64,943
Coeur Mining, Inc.*	7,175	33,794
Commercial Metals Co.	11,036	178,673
Dominion Diamond Corp.*	10,000	170,900
Handy & Harman Ltd.*	338	13,878
Haynes International, Inc.	1,106	49,339
Hecla Mining Co.	34,370	102,423
Horsehead Holding Corp.*	4,628	58,591
Kaiser Aluminum Corp.	1,697	130,482
Materion Corp.	1,190	45,732
McEwen Mining, Inc.*	33,454	34,123
Molycorp, Inc.*	17,480	6,735
Noranda Aluminum Holding Corp.	4,173	12,394
Olympic Steel, Inc.	714	9,610
RTI International Metals, Inc.*	2,707	97,208
Ryerson Holding Corp.*	863	5,497
Sandstorm Gold Ltd.*	12,000	39,360
Schnitzer Steel Industries, Inc., Class A	2,445	38,778
Stillwater Mining Co.*	686	8,863
SunCoke Energy, Inc.	1,898	28,356
Universal Stainless & Alloy Products, Inc.*	682	17,882
Walter Energy, Inc.	4,711	2,921

		1,245,394

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	13,306	219,682
Neenah Paper, Inc.	766	47,906
P.H. Glatfelter Co.	2,544	70,036
Resolute Forest Products, Inc.*	6,123	105,622
Schweitzer-Mauduit International, Inc.	2,452	113,086
Wausau Paper Corp.	234	2,230

		558,562

Total Materials		6,020,752

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	5,647	47,435
Atlantic Tele-Network, Inc.	883	61,121
Cincinnati Bell, Inc.*	14,979	52,876

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Communications Holdings, Inc.	1,392	$28,397
FairPoint Communications, Inc.*	388	6,829
Globalstar, Inc.*	25,644	85,395
Hawaiian Telcom Holdco, Inc.*	1,028	27,376
IDT Corp., Class B	129	2,290
inContact, Inc.*	565	6,158
Intelsat S.A.*	1,863	22,356
Iridium Communications, Inc.*	7,635	74,136
Lumos Networks Corp.	308	4,700
magicJack VocalTec Ltd.*	128	875
ORBCOMM, Inc.*	5,083	30,345
Premiere Global Services, Inc.*	3,842	36,730
Vonage Holdings Corp.*	16,421	80,627

		567,646

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,199	16,581
Leap Wireless International, Inc.*†	3,800	7,182
NTELOS Holdings Corp.	954	4,579
Shenandoah Telecommunications Co.	344	10,719
Spok Holdings, Inc.	2,025	38,819

		77,880

Total Telecommunication Services		645,526

Utilities (3.4%)
Electric Utilities (1.3%)
ALLETE, Inc.	4,101	216,369
Cleco Corp.	5,690	310,219
El Paso Electric Co.	3,818	147,527
Empire District Electric Co.	4,078	101,216
IDACORP, Inc.	4,652	292,471
MGE Energy, Inc.	3,260	144,483
NRG Yield, Inc., Class A	2,252	114,244
Otter Tail Corp.	3,421	110,053
PNM Resources, Inc.	7,501	219,029
Portland General Electric Co.	7,374	273,502
Spark Energy, Inc., Class A	268	3,953
UIL Holdings Corp.	5,147	264,659
Unitil Corp.	1,343	46,696

		2,244,421

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,383	69,994
Laclede Group, Inc.	4,059	207,902
New Jersey Resources Corp.	7,938	246,554
Northwest Natural Gas Co.	2,559	122,704
ONE Gas, Inc.	4,913	212,389
Piedmont Natural Gas Co., Inc.	7,331	270,587
South Jersey Industries, Inc.	3,121	169,408
Southwest Gas Corp.	4,376	254,552
WGL Holdings, Inc.	4,887	275,627

		1,829,717

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	2,564	86,612
Atlantic Power Corp.	11,560	32,484
Dynegy, Inc.*	11,570	363,645
Ormat Technologies, Inc.	1,045	39,731
TerraForm Power, Inc., Class A	1,671	61,008
Vivint Solar, Inc.*	1,166	14,155

		597,635

Multi-Utilities (0.4%)
Avista Corp.	5,669	193,766
Black Hills Corp.	4,199	211,798
NorthWestern Corp.	4,372	235,170

		640,734

Water Utilities (0.2%)
American States Water Co.	3,410	136,025
Artesian Resources Corp., Class A	666	14,246
California Water Service Group	4,525	110,908
Connecticut Water Service, Inc.	1,012	36,766
Middlesex Water Co.	1,476	33,594
SJW Corp.	1,186	36,659
York Water Co.	427	10,367

		378,565

Total Utilities		5,691,072

Total Common Stocks (93.1%) (Cost $121,593,367)		156,889,911

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	170,512

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	724	—

Total Investments (93.2%) (Cost $121,783,714)		157,060,423
Other Assets Less Liabilities (6.8%)		11,444,761

Net Assets (100%)		$168,505,184

*	Non-income producing.

†	Securities (totaling $7,182 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	11	June-15	$1,338,294	$1,373,790	$35,496

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$37,390,073	$1,978,976	$—		$39,369,049
Consumer Staples	4,056,090	13,460	—		4,069,550
Energy	4,534,548	—	—		4,534,548
Financials	60,597,404	3,064,758	—		63,662,162
Health Care	4,974,878	—	—		4,974,878
Industrials	18,006,428	9,824	—		18,016,252
Information Technology	9,906,122	—	—	(c)	9,906,122
Materials	6,020,752	—	—		6,020,752
Telecommunication Services	638,344	—	7,182		645,526
Utilities	5,691,072	—	—		5,691,072
Futures	35,496	—	—		35,496
Investment Companies
Investment Companies	—	170,512	—		170,512
Warrants
Energy	—	—	—	(c)	—

Total Assets	$151,851,207	$5,237,530	$7,182		$157,095,919

Total Liabilities	$—	$—	$—		$—

Total	$151,851,207	$5,237,530	$7,182		$157,095,919

(a)	A security with a market value of $13,460 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $7,182 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,997,526
Aggregate gross unrealized depreciation	(12,671,441)

Net unrealized appreciation	$35,326,085

Federal income tax cost of investments	$121,734,338

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Hotels, Restaurants & Leisure (1.8%)
Yum! Brands, Inc.	94,846	$7,466,277

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*	55,841	20,778,436
HomeAway, Inc.*	85,576	2,581,828

		23,360,264

Specialty Retail (0.5%)
Lowe’s Cos., Inc.	27,247	2,026,904

Textiles, Apparel & Luxury Goods (1.9%)
adidas AG (ADR)	192,959	7,631,529

Total Consumer Discretionary		40,484,974

Consumer Staples (15.3%)
Beverages (10.5%)
Coca-Cola Co.	178,790	7,249,935
Monster Beverage Corp.*	186,585	25,822,431
SABMiller plc (ADR)	182,312	9,581,407

		42,653,773

Food Products (3.0%)
Danone S.A. (ADR)	911,698	12,317,040

Household Products (1.8%)
Procter & Gamble Co.	88,229	7,229,484

Total Consumer Staples		62,200,297

Energy (2.7%)
Energy Equipment & Services (2.7%)
Schlumberger Ltd.	129,248	10,784,453

Total Energy		10,784,453

Financials (9.8%)
Capital Markets (5.9%)
Greenhill & Co., Inc.	233,258	9,248,680
SEI Investments Co.	336,651	14,842,942

		24,091,622

Consumer Finance (0.8%)
American Express Co.	40,939	3,198,155

Diversified Financial Services (3.1%)
MSCI, Inc.	203,439	12,472,845

Total Financials		39,762,622

Health Care (13.3%)
Biotechnology (1.7%)
Amgen, Inc.	43,136	6,895,289

Health Care Equipment & Supplies (4.3%)
Varian Medical Systems, Inc.*	164,990	15,523,909
Zimmer Holdings, Inc.	16,959	1,993,022

		17,516,931

Pharmaceuticals (7.3%)
Merck & Co., Inc.	66,177	3,803,854
Novartis AG (ADR)	111,779	11,022,527
Novo Nordisk A/S (ADR)	273,240	14,588,284

		29,414,665

Total Health Care		53,826,885

Industrials (5.9%)
Air Freight & Logistics (5.9%)
Expeditors International of Washington, Inc.	369,847	17,819,229
United Parcel Service, Inc., Class B	64,463	6,249,043

Total Industrials		24,068,272

Information Technology (41.5%)
Communications Equipment (9.0%)
Cisco Systems, Inc.	771,874	21,245,832
QUALCOMM, Inc.	222,023	15,395,075

		36,640,907

Internet Software & Services (12.4%)
Alibaba Group Holding Ltd. (ADR)*	150,862	12,557,753
Facebook, Inc., Class A*	253,406	20,833,774
Google, Inc., Class A*	15,191	8,426,448
Google, Inc., Class C*	15,191	8,324,668

		50,142,643

IT Services (4.8%)
Automatic Data Processing, Inc.	48,549	4,157,736
Visa, Inc., Class A	235,240	15,387,049

		19,544,785

Semiconductors & Semiconductor Equipment (3.9%)
Altera Corp.	12,753	547,231
Analog Devices, Inc.	23,845	1,502,235
ARM Holdings plc (ADR)	246,520	12,153,436
Linear Technology Corp.	35,125	1,643,850

		15,846,752

Software (11.4%)
Autodesk, Inc.*	211,763	12,417,782
FactSet Research Systems, Inc.	67,106	10,683,275
Microsoft Corp.	143,288	5,825,374
Oracle Corp.	395,036	17,045,803

		45,972,234

Total Information Technology		168,147,321

Materials (1.1%)
Metals & Mining (1.1%)
Compass Minerals International, Inc.	47,530	4,430,271

Total Materials		4,430,271

Total Investments (99.6%) (Cost $373,237,302)		403,705,095
Other Assets Less Liabilities (0.4%)		1,660,806

Net Assets (100%)		$405,365,901

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

China	3.1%
Denmark	3.6
France	3.0
Germany	1.9
Switzerland	2.7
United Kingdom	5.4
United States	79.9
Cash and Other	0.4

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,484,974	$—	$—	$40,484,974
Consumer Staples	62,200,297	—	—	62,200,297
Energy	10,784,453	—	—	10,784,453
Financials	39,762,622	—	—	39,762,622
Health Care	53,826,885	—	—	53,826,885
Industrials	24,068,272	—	—	24,068,272
Information Technology	168,147,321	—	—	168,147,321
Materials	4,430,271	—	—	4,430,271

Total Assets	$403,705,095	$—	$—	$403,705,095

Total Liabilities	$—	$—	$—	$—

Total	$403,705,095	$—	$—	$403,705,095

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,049,729
Aggregate gross unrealized depreciation	(4,942,526)

Net unrealized appreciation	$30,107,203

Federal income tax cost of investments	$373,597,892

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.5%)
Clean Diesel Technologies, Inc.*	2,191	$3,988
Fuel Systems Solutions, Inc.*	2,291	25,293
Modine Manufacturing Co.*	7,894	106,332
Motorcar Parts of America, Inc.*	2,956	82,147
Quantum Fuel Systems Technologies Worldwide, Inc.*	4,704	12,560
Remy International, Inc.	5,114	113,582
Shiloh Industries, Inc.*	1,391	19,530
Spartan Motors, Inc.	5,610	27,208
Stoneridge, Inc.*	4,646	52,453
Strattec Security Corp.	569	42,015
Superior Industries International, Inc.	3,954	74,849
Sypris Solutions, Inc.	1,893	4,259
Tower International, Inc.*	3,417	90,892
UQM Technologies, Inc.*	6,528	7,181

		662,289

Automobiles (0.1%)
Winnebago Industries, Inc.	4,511	95,904

Distributors (0.0%)
AMCON Distributing Co.	60	4,680
VOXX International Corp.*	3,304	30,265
Weyco Group, Inc.	1,085	32,441

		67,386

Diversified Consumer Services (1.3%)
2U, Inc.*	51,367	1,313,968
Cambium Learning Group, Inc.*	2,351	7,429
Career Education Corp.*	11,083	55,748
Carriage Services, Inc.	2,688	64,163
Chegg, Inc.*	12,237	97,284
Collectors Universe, Inc.	1,139	25,696
ITT Educational Services, Inc.*	3,801	25,809
Liberty Tax, Inc.*	635	17,672
Lincoln Educational Services Corp.	4,132	9,421
National American University Holdings, Inc.	1,544	5,095
Universal Technical Institute, Inc.	3,534	33,926

		1,656,211

Hotels, Restaurants & Leisure (2.6%)
Ambassadors Group, Inc.*	2,002	5,065
Ark Restaurants Corp.	329	8,199
Biglari Holdings, Inc.*	285	118,018
BJ’s Restaurants, Inc.*	16,144	814,465
Bravo Brio Restaurant Group, Inc.*	2,517	36,975
Canterbury Park Holding Corp.*	304	3,113
Carrols Restaurant Group, Inc.*	5,921	49,085
Century Casinos, Inc.*	3,526	19,217
Chuy’s Holdings, Inc.*	2,707	60,989
Del Frisco’s Restaurant Group, Inc.*	3,904	78,666
Denny’s Corp.*	14,453	164,764
Diversified Restaurant Holdings, Inc.*	2,057	8,639
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,683
Dover Motorsports, Inc.	2,635	6,245
Empire Resorts, Inc.*	2,564	11,794
Famous Dave’s of America, Inc.*	787	22,429
Frisch’s Restaurants, Inc.	579	15,720
Gaming Partners International Corp.*	702	7,553
Habit Restaurants, Inc., Class A*	18,440	592,662
Ignite Restaurant Group, Inc.*	1,174	5,694
Intrawest Resorts Holdings, Inc.*	2,301	20,065
Isle of Capri Casinos, Inc.*	3,563	50,060
Jamba, Inc.*	2,887	42,468
Kona Grill, Inc.*	1,141	32,427
Lakes Entertainment, Inc.*	1,696	14,535
Luby’s, Inc.*	3,329	17,277
Marcus Corp.	2,979	63,423
Monarch Casino & Resort, Inc.*	1,550	29,667
Morgans Hotel Group Co.*	4,800	37,200
Nathan’s Famous, Inc.	529	28,645
Papa Murphy’s Holdings, Inc.*	956	17,342
Peak Resorts, Inc.	1,617	9,961
Potbelly Corp.*	2,416	33,099
Rave Restaurant Group, Inc.*	969	13,527
RCI Hospitality Holdings, Inc.*	1,451	15,105
Red Lion Hotels Corp.*	2,449	16,335
Ruby Tuesday, Inc.*	10,131	60,887
Ruth’s Hospitality Group, Inc.	5,959	94,629
Town Sports International Holdings, Inc.	4,115	28,023
Zoe’s Kitchen, Inc.*	24,740	823,595

		3,481,245

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	1,798	51,279
Beazer Homes USA, Inc.*	4,435	78,588
Blyth, Inc.*	1,467	11,135
Cavco Industries, Inc.*	1,472	110,488
Century Communities, Inc.*	662	12,796
CSS Industries, Inc.	1,516	45,707
Dixie Group, Inc.*	2,539	22,978
Emerson Radio Corp.	2,169	2,841
Flexsteel Industries, Inc.	830	25,971
Green Brick Partners, Inc.*	2,061	17,055
Hooker Furniture Corp.	1,837	34,995
Installed Building Products, Inc.*	1,466	31,900
iRobot Corp.*	5,360	174,897
Koss Corp.	384	933
LGI Homes, Inc.*	2,360	39,318
Libbey, Inc.	3,566	142,319
Lifetime Brands, Inc.	1,775	27,122
M/I Homes, Inc.*	4,077	97,196
NACCO Industries, Inc., Class A	768	40,696
New Home Co., Inc.*	1,423	22,697
Nova Lifestyle, Inc.*	1,820	4,550
Skullcandy, Inc.*	3,365	38,024
Skyline Corp.*	1,173	4,082
Stanley Furniture Co., Inc.*	2,697	8,496
TRI Pointe Homes, Inc.*	24,330	375,412
Turtle Beach Corp.*	1,249	2,323
UCP, Inc., Class A*	1,305	11,354
Universal Electronics, Inc.*	2,644	149,227
WCI Communities, Inc.*	1,944	46,559
ZAGG, Inc.*	5,088	44,113

		1,675,051

Internet & Catalog Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	48,766	576,902
Blue Nile, Inc.*	1,994	63,489
CafePress, Inc.*	1,855	7,216
EVINE Live, Inc.*	7,011	47,044

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FTD Cos., Inc.*	3,142	$94,071
Gaiam, Inc., Class A*	2,491	18,159
Geeknet, Inc.*	751	6,000
Nutrisystem, Inc.	4,773	95,365
Overstock.com, Inc.*	1,940	46,987
PetMed Express, Inc.	3,319	54,830
U.S. Auto Parts Network, Inc.*	2,480	5,382

		1,015,445

Leisure Products (1.0%)
Arctic Cat, Inc.	2,135	77,543
Black Diamond, Inc.*	3,791	35,825
Escalade, Inc.	1,704	29,615
JAKKS Pacific, Inc.*	3,218	22,011
Johnson Outdoors, Inc., Class A	834	27,614
LeapFrog Enterprises, Inc.*	10,673	23,267
Malibu Boats, Inc., Class A*	39,383	919,593
Marine Products Corp.	1,749	14,989
Nautilus, Inc.*	5,173	78,992
Smith & Wesson Holding Corp.*	9,138	116,327
Summer Infant, Inc.*	1,806	4,876

		1,350,652

Media (1.4%)
AH Belo Corp., Class A	3,224	26,534
Ballantyne Strong, Inc.*	2,429	11,003
Beasley Broadcast Group, Inc., Class A	881	4,502
Carmike Cinemas, Inc.*	4,029	135,374
Central European Media Enterprises Ltd., Class A*	11,475	30,523
Cinedigm Corp., Class A*	12,587	20,391
Daily Journal Corp.*	179	32,793
Dex Media, Inc.*	2,496	10,458
Emmis Communications Corp., Class A*	5,599	11,142
Entercom Communications Corp., Class A*	4,050	49,207
Entravision Communications Corp., Class A	9,546	60,426
Global Eagle Entertainment, Inc.*	6,702	89,204
Gray Television, Inc.*	8,233	113,780
Harte-Hanks, Inc.	8,096	63,149
Hemisphere Media Group, Inc.*	1,455	18,406
Insignia Systems, Inc.*	2,060	6,180
Lee Enterprises, Inc.*	8,843	28,032
Martha Stewart Living Omnimedia, Inc., Class A*	5,057	32,870
McClatchy Co., Class A*	10,109	18,601
New Media Investment Group, Inc.	7,396	176,986
Radio One, Inc., Class D*	3,921	12,077
ReachLocal, Inc.*	2,331	6,783
Reading International, Inc., Class A*	2,969	39,933
Rentrak Corp.*	13,428	746,060
RLJ Entertainment, Inc.*	765	1,117
Saga Communications, Inc., Class A	589	26,234
Salem Media Group, Inc.	1,868	11,507
Sizmek, Inc.*	3,657	26,550
Spanish Broadcasting System, Inc., Class A*	779	3,132
Townsquare Media, Inc., Class A*	1,525	19,596
You On Demand Holdings, Inc.*	1,752	3,732

		1,836,282

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	2,496	17,372
Fred’s, Inc., Class A	6,107	104,369
Gordmans Stores, Inc.*	1,369	11,363
Tuesday Morning Corp.*	7,224	116,306

		249,410

Specialty Retail (1.7%)
Aeropostale, Inc.*	13,150	45,631
America’s Car-Mart, Inc.*	1,284	69,657
bebe stores, Inc.	5,298	19,232
Big 5 Sporting Goods Corp.	3,015	40,009
Books-A-Million, Inc.*	1,056	2,894
Boot Barn Holdings, Inc.*	975	23,322
Build-A-Bear Workshop, Inc.*	2,076	40,793
Christopher & Banks Corp.*	6,126	34,061
Citi Trends, Inc.*	2,574	69,498
Destination Maternity Corp.	2,235	33,659
Destination XL Group, Inc.*	5,812	28,711
Haverty Furniture Cos., Inc.	3,329	82,826
hhgregg, Inc.*	1,959	12,009
Kirkland’s, Inc.*	2,403	57,071
MarineMax, Inc.*	46,368	1,229,216
New York & Co., Inc.*	4,804	12,010
Pacific Sunwear of California, Inc.*	8,167	22,541
Pep Boys-Manny, Moe & Jack*	8,800	84,656
Perfumania Holdings, Inc.*	980	5,361
Sears Hometown and Outlet Stores, Inc.*	1,913	14,768
Shoe Carnival, Inc.	2,496	73,482
Sportsman’s Warehouse Holdings, Inc.*	1,687	13,479
Stein Mart, Inc.	4,563	56,809
Systemax, Inc.*	1,856	22,680
Tandy Leather Factory, Inc.	943	8,317
Tilly’s, Inc., Class A*	1,799	28,154
Trans World Entertainment Corp.*	1,816	6,719
West Marine, Inc.*	2,837	26,299
Winmark Corp.	386	33,802

		2,197,666

Textiles, Apparel & Luxury Goods (0.2%)
Charles & Colvard Ltd.*	3,531	4,131
Cherokee, Inc.	1,383	26,941
Crown Crafts, Inc.	1,441	11,197
Culp, Inc.	1,439	38,493
Delta Apparel, Inc.*	1,348	16,580
Joe’s Jeans, Inc.*	9,226	1,965
Lakeland Industries, Inc.*	986	8,825
Perry Ellis International, Inc.*	2,035	47,131
Rocky Brands, Inc.	1,274	27,518
Sequential Brands Group, Inc.*	2,785	29,800
Superior Uniform Group, Inc.	1,388	26,330
Unifi, Inc.*	2,421	87,374

		326,285

Total Consumer Discretionary		14,613,826

Consumer Staples (3.5%)
Beverages (0.1%)
Craft Brew Alliance, Inc.*	1,832	24,988
MGP Ingredients, Inc.	1,489	20,042
Primo Water Corp.*	3,294	17,228
Reed’s, Inc.*	1,609	8,994

		71,252

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.2%)
Chefs’ Warehouse, Inc.*	32,913	$738,239
Diplomat Pharmacy, Inc.*	39,001	1,348,654
Fairway Group Holdings Corp.*	3,183	21,549
Liberator Medical Holdings, Inc.	5,316	18,606
Natural Grocers by Vitamin Cottage, Inc.*	26,629	735,227
Roundy’s, Inc.*	6,448	31,531
Village Super Market, Inc., Class A	1,119	35,181

		2,928,987

Food Products (1.0%)
Alico, Inc.	495	25,374
Boulder Brands, Inc.*	10,120	96,444
Calavo Growers, Inc.	14,977	770,117
Coffee Holding Co., Inc.*	1,069	5,206
Farmer Bros Co.*	1,244	30,789
Freshpet, Inc.*	2,033	39,501
Golden Enterprises, Inc.	328	1,276
Inventure Foods, Inc.*	2,603	29,128
John B. Sanfilippo & Son, Inc.	1,375	59,262
Landec Corp.*	4,433	61,840
Lifeway Foods, Inc.*	784	16,770
Limoneira Co.	1,851	40,352
Omega Protein Corp.*	3,518	48,161
Rocky Mountain Chocolate Factory, Inc.	920	12,770
S&W Seed Co.*	1,760	8,131
Seneca Foods Corp., Class A*	1,360	40,542

		1,285,663

Household Products (0.1%)
Central Garden & Pet Co., Class A*	7,165	76,092
Oil-Dri Corp. of America	789	26,550
Orchids Paper Products Co.	1,302	35,102

		137,744

Personal Products (0.1%)
Female Health Co.	3,549	10,044
Lifevantage Corp.*	16,751	13,233
Mannatech, Inc.*	359	6,660
Medifast, Inc.*	2,025	60,689
Natural Alternatives International, Inc.*	534	2,926
Nature’s Sunshine Products, Inc.	1,801	23,629
Nutraceutical International Corp.*	1,462	28,802
Synutra International, Inc.*	2,866	18,342
United-Guardian, Inc.	436	8,258

		172,583

Tobacco (0.0%)
22nd Century Group, Inc.*	7,389	6,355
Alliance One International, Inc.*	14,811	16,292
Vapor Corp.*	1,545	1,560

		24,207

Total Consumer Staples		4,620,436

Energy (1.2%)
Energy Equipment & Services (0.3%)
Aspen Aerogels, Inc.*	1,024	7,455
CHC Group Ltd.*	5,417	7,205
Dawson Geophysical Co.*	3,229	13,788
ENGlobal Corp.*	3,027	5,025
Enservco Corp.*	2,990	5,232
Forbes Energy Services Ltd.*	1,946	2,004
Glori Energy, Inc.*	2,077	4,424
Gulf Island Fabrication, Inc.	2,385	35,441
Independence Contract Drilling, Inc.*	1,785	12,441
Matrix Service Co.*	4,376	76,843
Mitcham Industries, Inc.*	2,106	9,688
Natural Gas Services Group, Inc.*	2,058	39,555
Nordic American Offshore Ltd.	3,257	29,834
Nuverra Environmental Solutions, Inc.*	2,538	9,035
PHI, Inc. (Non-Voting)*	2,093	62,957
Profire Energy, Inc.*	2,422	3,270
RigNet, Inc.*	1,979	56,580
SAExploration Holdings, Inc.*	1,396	4,774
Synthesis Energy Systems, Inc.*	9,716	10,105
Vantage Drilling Co.*	34,850	11,413
Willbros Group, Inc.*	6,722	22,250

		429,319

Oil, Gas & Consumable Fuels (0.9%)
Abraxas Petroleum Corp.*	15,288	49,686
Adams Resources & Energy, Inc.	367	24,666
American Eagle Energy Corp.*	5,229	941
Amyris, Inc.*	4,464	10,714
Ardmore Shipping Corp.	3,063	30,844
Callon Petroleum Co.*	10,961	81,879
DHT Holdings, Inc.	15,387	107,401
Earthstone Energy, Inc.*	231	5,440
Emerald Oil, Inc.*	13,258	9,811
Escalera Resources Co.*	2,261	791
Evolution Petroleum Corp.	3,217	19,141
FieldPoint Petroleum Corp.*	992	1,012
Frontline Ltd.*	12,198	27,324
FX Energy, Inc.*	9,253	11,566
Gastar Exploration, Inc.*	11,866	31,089
Hallador Energy Co.	1,765	20,633
Harvest Natural Resources, Inc.*	7,164	3,202
Isramco, Inc.*	149	18,744
Lilis Energy, Inc.*	4,048	3,967
Magellan Petroleum Corp.*	7,763	3,959
Midstates Petroleum Co., Inc.*	6,193	5,264
Miller Energy Resources, Inc.*	5,037	3,149
Navios Maritime Acquisition Corp.	13,594	48,123
Pacific Ethanol, Inc.*	4,010	43,268
Panhandle Oil and Gas, Inc., Class A	2,321	45,933
PEDEVCO Corp.*	3,047	2,491
PetroQuest Energy, Inc.*	9,706	22,324
PostRock Energy Corp.*	363	657
PrimeEnergy Corp.*	51	2,704
Renewable Energy Group, Inc.*	6,055	55,827
REX American Resources Corp.*	1,049	63,790
Ring Energy, Inc.*	3,343	35,503
Royale Energy, Inc.*	2,250	3,532
Saratoga Resources, Inc.*	4,247	849
Swift Energy Co.*	7,333	15,839
Teekay Tankers Ltd., Class A	13,316	76,434
Torchlight Energy Resources, Inc.*	2,268	726
TransAtlantic Petroleum Ltd.*	3,858	20,602
Triangle Petroleum Corp.*	11,140	56,034
U.S. Energy Corp.*	3,829	4,327
Uranerz Energy Corp.*	15,624	17,343
Uranium Energy Corp.*	14,599	21,898
Uranium Resources, Inc.*	3,416	4,543
Ur-Energy, Inc.*	21,716	20,630

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
VAALCO Energy, Inc.*	8,408	$20,600
Vertex Energy, Inc.*	2,710	10,027
Warren Resources, Inc.*	12,345	10,987
Westmoreland Coal Co.*	2,487	66,552
Zion Oil & Gas, Inc.*	6,156	10,711

		1,153,477

Total Energy		1,582,796

Financials (15.3%)
Banks (5.9%)
1st Century Bancshares, Inc.*	1,107	7,649
1st Constitution Bancorp*	1,024	11,661
Access National Corp.	1,261	23,631
Ameriana Bancorp	575	9,372
American National Bankshares, Inc.	1,472	33,238
American River Bankshares/California*	1,339	12,680
Ameris Bancorp	5,081	134,088
AmeriServ Financial, Inc.	3,222	9,602
Ames National Corp.	1,398	34,740
Anchor Bancorp, Inc./Washington*	476	10,424
Arrow Financial Corp.	1,845	50,092
Auburn National Bancorporation, Inc.	379	9,475
Avenue Financial Holdings, Inc.*	562	7,031
Banc of California, Inc.	5,573	68,604
Bancorp of New Jersey, Inc.	809	9,457
Bancorp, Inc.*	5,449	49,204
Bank of Commerce Holdings	2,370	13,272
Bank of Kentucky Financial Corp.	1,052	51,601
Bank of Marin Bancorp/California	1,000	50,900
Bank of South Carolina Corp.	664	9,960
Bankwell Financial Group, Inc.*	482	9,201
Banner Corp.	3,278	150,460
Bar Harbor Bankshares	1,019	33,168
Baylake Corp.	589	7,445
BCB Bancorp, Inc.	1,099	13,342
Blue Hills Bancorp, Inc.*	4,759	62,914
BNC Bancorp	3,334	60,345
Bridge Bancorp, Inc.	1,958	50,575
Bridge Capital Holdings*	1,642	42,873
Bryn Mawr Bank Corp.	2,766	84,114
BSB Bancorp, Inc./Massachusetts*	1,562	30,896
C&F Financial Corp.	619	21,634
C1 Financial, Inc.*	553	10,369
Camden National Corp.	1,249	49,760
Capital City Bank Group, Inc.	1,844	29,965
Cardinal Financial Corp.	5,341	106,713
Carolina Bank Holdings, Inc.*	470	4,691
Cascade Bancorp*	5,128	24,614
CenterState Banks, Inc.	5,925	70,567
Central Valley Community Bancorp	1,418	15,201
Century Bancorp, Inc./Massachusetts, Class A	625	24,812
Chemung Financial Corp.	663	18,763
Citizens & Northern Corp.	2,113	42,640
Citizens Holding Co.	396	7,255
CNB Financial Corp./Pennsylvania	2,434	41,427
Coastway Bancorp, Inc.*	863	9,571
CoBiz Financial, Inc.	6,008	74,019
Codorus Valley Bancorp, Inc.	751	15,245
Community Bank Shares of Indiana, Inc.	522	14,595
Community Bankers Trust Corp.*	3,556	15,540
Community Financial Corp.	483	9,660
Community Trust Bancorp, Inc.	2,611	86,581
Community West Bancshares	365	2,405
CommunityOne Bancorp*	1,998	19,660
ConnectOne Bancorp, Inc.	3,786	73,676
County Bancorp, Inc.	295	5,806
CU Bancorp*	1,704	38,766
Customers Bancorp, Inc.*	4,279	104,236
DNB Financial Corp.	155	4,030
Eagle Bancorp, Inc.*	4,875	187,200
Eastern Virginia Bankshares, Inc.	1,689	10,573
Enterprise Bancorp, Inc./Massachusetts	1,264	26,860
Enterprise Financial Services Corp.	3,308	68,343
Evans Bancorp, Inc.	534	13,243
Farmers Capital Bank Corp.*	1,315	30,574
Farmers National Banc Corp.	3,260	26,699
Fauquier Bankshares, Inc.	343	5,714
Fidelity Southern Corp.	2,824	47,669
Financial Institutions, Inc.	2,319	53,175
First Bancorp, Inc./Maine	1,656	28,897
First Bancorp/North Carolina	3,296	57,878
First Bancshares, Inc./Massachusetts	803	12,848
First Bank/New Jersey*	1,372	8,273
First Busey Corp.	12,126	81,123
First Business Financial Services, Inc.	670	28,971
First Capital Bancorp, Inc./Virginia*	340	1,510
First Citizens Banc Corp.	1,330	14,683
First Community Bancshares, Inc./Virginia	2,754	48,278
First Community Corp./South Carolina	967	11,275
First Connecticut Bancorp, Inc./Connecticut	2,755	42,344
First Financial Corp./Indiana	1,926	69,124
First Internet Bancorp	780	14,485
First Merchants Corp.	6,023	141,781
First Mid-Illinois Bancshares, Inc.	54	1,081
First NBC Bank Holding Co.*	2,523	83,209
First Northwest Bancorp*	2,261	28,217
First of Long Island Corp.	2,024	51,612
First Security Group, Inc./Tennessee*	10,933	26,239
First South Bancorp, Inc./North Carolina	1,507	12,192
First United Corp.*	1,194	10,877
Flushing Financial Corp.	5,075	101,855
German American Bancorp, Inc.	2,214	65,158
Great Southern Bancorp, Inc.	1,726	67,987
Green Bancorp, Inc.*	789	8,821
Guaranty Bancorp	2,505	42,485
Hampton Roads Bankshares, Inc.*	5,831	11,021
Hanmi Financial Corp.	5,328	112,687
Hawthorn Bancshares, Inc.	403	5,396
Heartland Financial USA, Inc.	2,623	85,588
Heritage Commerce Corp.	3,517	32,110
Heritage Financial Corp./Washington	5,059	86,003

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Oaks Bancorp	3,898	$32,392
HomeTrust Bancshares, Inc.*	3,534	56,438
Horizon Bancorp/Indiana	1,603	37,494
Hudson Valley Holding Corp.	2,450	62,622
Independent Bank Corp./Michigan	3,683	47,253
Independent Bank Group, Inc.	1,514	58,910
Investar Holding Corp.	575	9,832
Lakeland Bancorp, Inc.	6,332	72,818
Lakeland Financial Corp.	2,765	112,204
Landmark Bancorp, Inc./Kansas	494	12,671
LCNB Corp.	1,399	21,405
LNB Bancorp, Inc.	1,438	25,654
Macatawa Bank Corp.	4,577	24,487
Mackinac Financial Corp.	747	8,508
MainSource Financial Group, Inc.	3,423	67,228
MBT Financial Corp.*	3,928	22,036
Melrose Bancorp, Inc.*	450	5,998
Mercantile Bank Corp.	2,835	55,424
Merchants Bancshares, Inc./Vermont	876	25,553
Metro Bancorp, Inc.	2,368	65,286
Middleburg Financial Corp.	929	17,103
MidSouth Bancorp, Inc.	1,453	21,432
MidWestOne Financial Group, Inc.	1,218	35,115
Monarch Financial Holdings, Inc.	1,833	22,931
MutualFirst Financial, Inc.	952	21,944
National Bankshares, Inc./Virginia	1,172	34,972
NewBridge Bancorp	5,617	50,104
Northrim BanCorp, Inc.	1,161	28,491
Oak Valley Bancorp	575	5,670
Ohio Valley Banc Corp.	299	6,728
Old Line Bancshares, Inc.	1,462	23,100
Old Point Financial Corp.	506	7,593
Old Second Bancorp, Inc.*	4,985	28,514
Orrstown Financial Services, Inc.*	1,377	23,547
Pacific Continental Corp.	3,350	44,287
Pacific Mercantile Bancorp*	2,095	15,168
Pacific Premier Bancorp, Inc.*	3,494	56,568
Palmetto Bancshares, Inc.	786	14,934
Park Sterling Corp.	7,531	53,470
Parke Bancorp, Inc.	801	10,093
Patriot National Bancorp, Inc.*	57	747
Peapack-Gladstone Financial Corp.	2,535	54,756
Penns Woods Bancorp, Inc.	819	40,057
Peoples Bancorp, Inc./Ohio	2,651	62,670
Peoples Financial Corp./Mississippi	571	5,824
Peoples Financial Services Corp.	1,269	56,940
Plumas Bancorp*	315	2,977
Preferred Bank/California	1,966	54,006
Premier Financial Bancorp, Inc.	1,218	18,550
QCR Holdings, Inc.	1,217	21,833
Renasant Corp.	5,262	158,123
Republic Bancorp, Inc./Kentucky, Class A	1,663	41,126
Republic First Bancorp, Inc.*	5,142	18,665
Salisbury Bancorp, Inc.	347	10,289
Sandy Spring Bancorp, Inc.	4,195	110,035
SB Financial Group, Inc.	759	8,007
Seacoast Banking Corp. of Florida*	3,236	46,178
Select Bancorp, Inc.*	1,033	7,283
ServisFirst Bancshares, Inc.	333	10,986
Shore Bancshares, Inc.*	2,093	19,214
Sierra Bancorp	2,051	34,252
Simmons First National Corp., Class A	3,834	174,332
Southern National Bancorp of Virginia, Inc.	1,488	18,049
Southside Bancshares, Inc.	4,007	114,961
Southwest Bancorp, Inc./Oklahoma	3,308	58,849
Square 1 Financial, Inc., Class A*	1,180	31,589
State Bank Financial Corp.	5,883	123,543
Stock Yards Bancorp, Inc.	2,456	84,560
Stonegate Bank	1,680	50,719
Suffolk Bancorp	1,928	45,809
Summit Financial Group, Inc.	706	8,437
Summit State Bank	614	8,172
Sun Bancorp, Inc./New Jersey*	1,416	26,777
Sunshine Bancorp, Inc.*	741	9,188
Tompkins Financial Corp.	2,485	133,817
Towne Bank/Virginia	7,192	115,647
TriCo Bancshares	3,765	90,849
TriState Capital Holdings, Inc.*	3,671	38,435
Triumph Bancorp, Inc.*	1,279	17,471
Two River Bancorp	1,254	10,922
Union Bankshares, Inc./Vermont	473	12,052
United Bancorp, Inc./Ohio	913	7,213
United Security Bancshares, Inc./Alabama	844	6,980
United Security Bancshares/California*	1,790	9,577
Unity Bancorp, Inc.	973	8,835
Univest Corp. of Pennsylvania	2,730	54,027
Valley Financial Corp./Virginia	631	12,828
Veritex Holdings, Inc.*	518	7,236
Washington Trust Bancorp, Inc.	2,456	93,795
WashingtonFirst Bankshares, Inc.	395	6,711
West Bancorp, Inc.	2,681	53,325
Westbury Bancorp, Inc.*	943	16,436
Wilshire Bancorp, Inc.	11,718	116,828
Yadkin Financial Corp.*	3,395	68,919

		7,723,656

Capital Markets (2.2%)
Actua Corp.*	6,839	105,936
Arlington Asset Investment Corp., Class A	3,613	86,929
CIFC Corp.	1,046	8,002
Cowen Group, Inc., Class A*	19,245	100,074
Diamond Hill Investment Group, Inc.	460	73,600
FBR & Co.*	1,297	29,974
Fifth Street Asset Management, Inc.	1,091	12,296
GFI Group, Inc.	1,760	10,437
Hennessy Advisors, Inc.	599	12,130
HFF, Inc., Class A	19,894	746,821
Institutional Financial Markets, Inc.	1,215	1,883
INTL FCStone, Inc.*	2,570	76,406
Ladenburg Thalmann Financial Services, Inc.*	16,585	64,018
Manning & Napier, Inc.	2,283	29,702
Medley Management, Inc., Class A	1,096	12,045
Noah Holdings Ltd. (ADR)*	29,369	686,647
Oppenheimer Holdings, Inc., Class A	1,694	39,741

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Piper Jaffray Cos.*	10,692	$560,902
Pzena Investment Management, Inc., Class A	2,001	18,349
RCS Capital Corp., Class A	1,619	17,226
Safeguard Scientifics, Inc.*	3,447	62,322
Siebert Financial Corp.*	541	963
Silvercrest Asset Management Group, Inc., Class A	1,034	14,734
U.S. Global Investors, Inc., Class A	2,179	6,962
Westwood Holdings Group, Inc.	1,228	74,048

		2,852,147

Consumer Finance (0.1%)
Asta Funding, Inc.*	1,624	13,544
Consumer Portfolio Services, Inc.*	3,501	24,472
First Marblehead Corp.*	1,582	9,856
Imperial Holdings, Inc.*	2,760	19,237
JG Wentworth Co., Class A*	1,922	19,970
Nicholas Financial, Inc.*	1,153	16,153
QC Holdings, Inc.	1,100	2,453
Regional Management Corp.*	1,742	25,712

		131,397

Diversified Financial Services (0.7%)
A-Mark Precious Metals, Inc.	694	7,357
California First National Bancorp	413	5,695
Gain Capital Holdings, Inc.	3,795	37,077
Marlin Business Services Corp.	1,413	28,303
NewStar Financial, Inc.*	4,399	51,600
On Deck Capital, Inc.*	33,039	703,400
PICO Holdings, Inc.*	3,773	61,160
Resource America, Inc., Class A	2,616	23,806
Tiptree Financial, Inc., Class A*	1,386	9,189

		927,587

Insurance (1.0%)
1347 Property Insurance Holdings, Inc.*	605	4,592
American Independence Corp.*	146	1,540
AMERISAFE, Inc.	3,098	143,283
Atlantic American Corp.	932	3,756
Atlas Financial Holdings, Inc.*	1,965	34,722
Baldwin & Lyons, Inc., Class B	1,532	35,941
Blue Capital Reinsurance Holdings Ltd.	1,096	18,972
Citizens, Inc./Texas*	7,380	45,461
Crawford & Co., Class B	4,716	40,746
Donegal Group, Inc., Class A	1,386	21,788
eHealth, Inc.*	2,902	27,221
EMC Insurance Group, Inc.	818	27,648
Federated National Holding Co.	2,293	70,166
First Acceptance Corp.*	2,694	6,519
Hallmark Financial Services, Inc.*	2,400	25,440
HCI Group, Inc.	1,429	65,548
Health Insurance Innovations, Inc., Class A*	779	6,084
Heritage Insurance Holdings, Inc.*	1,139	25,069
Independence Holding Co.	1,309	17,789
Investors Title Co.	222	16,432
James River Group Holdings Ltd.	1,826	42,966
Kansas City Life Insurance Co.	624	28,660
Kingstone Cos., Inc.	951	7,161
Meadowbrook Insurance Group, Inc.	8,292	70,482
National Interstate Corp.	1,179	33,106
Oxbridge Re Holdings Ltd.	825	4,868
Patriot National, Inc.*	1,110	14,097
Phoenix Cos., Inc.*	940	46,991
State National Cos., Inc.	4,280	42,586
Stewart Information Services Corp.	3,571	145,125
Unico American Corp.*	501	5,408
United Insurance Holdings Corp.	2,750	61,875
Universal Insurance Holdings, Inc.	5,179	132,531

		1,274,573

Real Estate Investment Trusts (REITs) (3.3%)
AG Mortgage Investment Trust, Inc. (REIT)	4,682	88,209
Agree Realty Corp. (REIT)	2,908	95,877
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,645	165,701
Apollo Residential Mortgage, Inc. (REIT)	5,354	85,396
Ares Commercial Real Estate Corp. (REIT)	4,844	53,526
Armada Hoffler Properties, Inc. (REIT)	4,209	44,868
Ashford Hospitality Prime, Inc. (REIT)	4,014	67,315
Bluerock Residential Growth REIT, Inc. (REIT)	1,433	19,102
BRT Realty Trust (REIT)*	1,196	8,539
CareTrust REIT, Inc. (REIT)	4,672	63,352
CatchMark Timber Trust, Inc. (REIT), Class A	3,123	36,602
Cedar Realty Trust, Inc. (REIT)	14,121	105,766
Chatham Lodging Trust (REIT)	6,350	186,754
Cherry Hill Mortgage Investment Corp. (REIT)	1,198	21,121
City Office REIT, Inc. (REIT)	1,229	15,645
CorEnergy Infrastructure Trust, Inc. (REIT)	7,814	54,151
CyrusOne, Inc. (REIT)	22,049	686,165
Dynex Capital, Inc. (REIT)	8,936	75,688
Ellington Residential Mortgage REIT (REIT)	1,119	18,329
Excel Trust, Inc. (REIT)	10,154	142,359
Five Oaks Investment Corp. (REIT)	1,896	20,192
Gladstone Commercial Corp. (REIT)	3,423	63,702
Gramercy Property Trust, Inc. (REIT)	7,816	219,402
Great Ajax Corp. (REIT)*	708	10,287
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,396	80,359
Independence Realty Trust, Inc. (REIT)	3,361	31,896
JAVELIN Mortgage Investment Corp. (REIT)	2,083	15,748
Kite Realty Group Trust (REIT)	5,434	153,076
Monmouth Real Estate Investment Corp. (REIT)	9,266	102,945
New York Mortgage Trust, Inc. (REIT)	17,496	135,769
One Liberty Properties, Inc. (REIT)	2,046	49,963
Orchid Island Capital, Inc.	2,447	32,398
Owens Realty Mortgage, Inc. (REIT)	1,852	27,743

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Physicians Realty Trust (REIT)	11,643	$205,033
Preferred Apartment Communities, Inc. (REIT), Class A	3,706	40,099
QTS Realty Trust, Inc. (REIT), Class A	2,385	86,838
RAIT Financial Trust (REIT)	13,643	93,591
Rexford Industrial Realty, Inc. (REIT)	9,525	150,590
Sotherly Hotels, Inc. (REIT)	1,801	13,706
Summit Hotel Properties, Inc. (REIT)	14,195	199,724
Terreno Realty Corp. (REIT)	7,120	162,336
Trade Street Residential, Inc. (REIT)	3,096	22,167
UMH Properties, Inc. (REIT)	3,700	37,259
Universal Health Realty Income Trust (REIT)	1,926	108,338
Urstadt Biddle Properties, Inc. (REIT), Class A	4,160	95,930
Western Asset Mortgage Capital Corp. (REIT)	6,942	104,685
Wheeler Real Estate Investment Trust, Inc. (REIT)	1,341	3,071
Whitestone REIT (REIT)	3,747	59,502
ZAIS Financial Corp. (REIT)	1,375	24,530

		4,385,344

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	499	2,690
AV Homes, Inc.*	1,865	29,765
Consolidated-Tomoka Land Co.	709	42,299
Farmland Partners, Inc.	1,275	14,968
FRP Holdings, Inc.*	1,094	39,822
Gladstone Land Corp. (REIT)	847	10,206
Griffin Land & Nurseries, Inc.	439	13,188
Intergroup Corp.*	179	3,582
J.W. Mays, Inc.*	80	3,920
Marcus & Millichap, Inc.*	16,792	629,364
Maui Land & Pineapple Co., Inc.*	1,058	6,253
Stratus Properties, Inc.*	304	4,204
Transcontinental Realty Investors, Inc. (REIT)*	270	3,005

		803,266

Thrifts & Mortgage Finance (1.5%)
Anchor BanCorp Wisconsin, Inc.*	1,114	38,689
ASB Bancorp, Inc.*	776	15,908
Atlantic Coast Financial Corp.*	2,502	10,383
Bank Mutual Corp.	7,790	57,023
BankFinancial Corp.	3,174	41,706
BBX Capital Corp., Class A*	1,360	25,296
Bear State Financial, Inc.*	786	7,774
Berkshire Hills Bancorp, Inc.	4,213	116,700
Cape Bancorp, Inc.	1,693	16,185
Charter Financial Corp./Maryland	2,980	34,270
Cheviot Financial Corp.	1,105	17,172
Chicopee Bancorp, Inc.	721	12,170
Citizens Community Bancorp, Inc.	230	2,134
Clifton Bancorp, Inc.	4,476	63,156
Dime Community Bancshares, Inc.	5,504	88,614
Eagle Bancorp Montana, Inc.	530	5,819
Entegra Financial Corp.*	1,105	17,139
ESSA Bancorp, Inc.	1,568	20,102
Federal Agricultural Mortgage Corp., Class C	1,754	49,445
First Capital, Inc.	106	2,555
First Clover Leaf Financial Corp.	1,113	9,917
First Defiance Financial Corp.	1,633	53,595
First Financial Northwest, Inc.	2,351	29,035
Fox Chase Bancorp, Inc.	2,086	35,107
FS Bancorp, Inc.	558	10,518
Greene County Bancorp, Inc.	143	4,075
Hamilton Bancorp, Inc./Maryland*	694	9,494
Hampden Bancorp, Inc.	566	12,526
Heritage Financial Group, Inc.	1,582	43,078
HF Financial Corp.	793	11,713
Hingham Institution for Savings	237	23,463
HMN Financial, Inc.*	645	7,837
Home Bancorp, Inc.	1,090	23,184
HomeStreet, Inc.*	3,717	68,095
HopFed Bancorp, Inc.	1,006	12,947
IF Bancorp, Inc.	567	9,475
Impac Mortgage Holdings, Inc. (REIT)*	1,361	16,944
Jacksonville Bancorp, Inc.	92	2,161
LaPorte Bancorp, Inc.	799	10,691
LendingTree, Inc.*	1,057	59,203
Louisiana Bancorp, Inc.	85	1,796
Malvern Bancorp, Inc.*	743	10,031
Meridian Bancorp, Inc.*	3,464	45,621
Meta Financial Group, Inc.	1,038	41,240
Naugatuck Valley Financial Corp.*	1,296	11,897
New Hampshire Thrift Bancshares, Inc.	996	15,538
NMI Holdings, Inc., Class A*	8,356	62,586
Northeast Community Bancorp, Inc.	843	5,859
Ocean Shore Holding Co.	1,190	17,529
OceanFirst Financial Corp.	2,284	39,445
Oconee Federal Financial Corp.	88	1,762
Oneida Financial Corp.	1,026	20,253
Pathfinder Bancorp, Inc.	116	1,158
Poage Bankshares, Inc.	615	9,526
Provident Financial Holdings, Inc.	1,334	21,331
Prudential Bancorp, Inc.	1,343	17,029
Pulaski Financial Corp.	1,904	23,552
River Valley Bancorp	228	4,884
Riverview Bancorp, Inc.*	3,793	17,258
Security National Financial Corp., Class A*	1,508	8,038
SI Financial Group, Inc.	2,231	27,084
Sound Financial Bancorp, Inc.	304	5,822
Southern Missouri Bancorp, Inc.	606	11,435
Stonegate Mortgage Corp.*	2,357	25,503
Territorial Bancorp, Inc.	1,525	36,234
Timberland Bancorp, Inc./Washington	1,104	11,978
United Community Bancorp	752	9,513
United Community Financial Corp./Ohio	8,500	46,410
United Financial Bancorp, Inc.	8,237	102,386
Walker & Dunlop, Inc.*	2,883	51,116
Waterstone Financial, Inc.	5,778	74,190
Westfield Financial, Inc.	3,496	27,024
WSFS Financial Corp.	1,496	113,142

		2,013,468

Total Financials		20,111,438

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (34.0%)
Biotechnology (17.8%)
Acceleron Pharma, Inc.*	15,428	$587,190
Achillion Pharmaceuticals, Inc.*	18,930	186,650
Actinium Pharmaceuticals, Inc.*	4,246	10,488
Adamas Pharmaceuticals, Inc.*	468	8,185
Advaxis, Inc.*	4,520	65,269
Affimed N.V.*	1,312	8,266
Agenus, Inc.*	10,257	52,618
Akebia Therapeutics, Inc.*	1,326	14,732
Alder Biopharmaceuticals, Inc.*	17,131	494,401
Aldeyra Therapeutics, Inc.*	269	2,792
AMAG Pharmaceuticals, Inc.*	3,561	194,644
Amicus Therapeutics, Inc.*	80,038	870,813
Anacor Pharmaceuticals, Inc.*	26,898	1,556,049
Anthera Pharmaceuticals, Inc.*	5,021	22,444
Applied Genetic Technologies Corp.*	961	19,210
ARCA Biopharma, Inc.*	3,032	2,426
Ardelyx, Inc.*	818	10,708
Argos Therapeutics, Inc.*	752	6,700
ArQule, Inc.*	10,006	22,413
Array BioPharma, Inc.*	23,194	170,940
Arrowhead Research Corp.*	9,024	61,047
Atara Biotherapeutics, Inc.*	1,136	47,223
Athersys, Inc.*	12,612	36,323
Auspex Pharmaceuticals, Inc.*	1,729	173,367
Avalanche Biotechnologies, Inc.*	13,221	535,715
AVEO Pharmaceuticals, Inc.*	8,434	12,229
Bellicum Pharmaceuticals, Inc.*	1,405	32,554
BIND Therapeutics, Inc.*	1,600	8,784
BioCryst Pharmaceuticals, Inc.*	11,643	105,136
BioSpecifics Technologies Corp.*	645	25,252
Biota Pharmaceuticals, Inc.*	5,738	13,197
BioTime, Inc.*	8,628	42,881
Bluebird Bio, Inc.*	13,879	1,676,167
Calithera Biosciences, Inc.*	1,312	21,543
Cancer Genetics, Inc.*	1,048	8,185
Cara Therapeutics, Inc.*	946	9,507
CareDx, Inc.*	668	3,704
CASI Pharmaceuticals, Inc.*	3,276	4,816
Catalyst Pharmaceutical Partners, Inc.*	11,949	51,739
Celator Pharmaceuticals, Inc.*	3,643	8,998
Celladon Corp.*	1,301	24,641
Cellular Dynamics International, Inc.*	1,617	26,567
Cel-Sci Corp.*	11,646	12,228
Celsion Corp.*	2,790	7,449
Cerulean Pharma, Inc.*	1,590	14,326
ChemoCentryx, Inc.*	4,594	34,685
Chimerix, Inc.*	20,042	755,383
Coherus Biosciences, Inc.*	1,141	34,892
Conatus Pharmaceuticals, Inc.*	1,633	11,627
Concert Pharmaceuticals, Inc.*	1,342	20,325
CorMedix, Inc.*	3,719	36,595
Coronado Biosciences, Inc.*	5,107	19,662
CTI BioPharma Corp.*	24,626	44,573
Curis, Inc.*	17,767	42,641
Cyclacel Pharmaceuticals, Inc.*	5,432	4,889
Cytokinetics, Inc.*	5,668	38,429
Cytori Therapeutics, Inc.*	15,303	18,058
CytRx Corp.*	9,389	31,641
Dicerna Pharmaceuticals, Inc.*	590	14,178
Discovery Laboratories, Inc.*	14,353	17,080
Dynavax Technologies Corp.*	4,794	107,529
Eagle Pharmaceuticals, Inc.*	611	25,595
Eleven Biotherapeutics, Inc.*	908	8,099
Enanta Pharmaceuticals, Inc.*	1,701	52,085
Epizyme, Inc.*	8,697	163,330
Esperion Therapeutics, Inc.*	1,112	102,971
Fate Therapeutics, Inc.*	2,179	10,655
Fibrocell Science, Inc.*	4,225	19,055
Five Prime Therapeutics, Inc.*	3,380	77,233
Flexion Therapeutics, Inc.*	1,026	23,105
Foundation Medicine, Inc.*	11,196	538,640
Galectin Therapeutics, Inc.*	3,316	11,109
Galena Biopharma, Inc.*	24,797	34,468
Genocea Biosciences, Inc.*	912	10,816
GenVec, Inc.*	2,984	8,773
Geron Corp.*	26,051	98,212
GlobeImmune, Inc.*	130	954
GlycoMimetics, Inc.*	1,334	11,099
GTx, Inc.*	3,816	2,578
Harvard Apparatus Regenerative Technology, Inc.*	1,721	5,593
Heat Biologics, Inc.*	919	5,845
Heron Therapeutics, Inc.*	3,847	55,974
Histogenics Corp.*	607	6,064
Hyperion Therapeutics, Inc.*	2,261	103,780
Idera Pharmaceuticals, Inc.*	14,143	52,471
Ignyta, Inc.*	3,050	30,347
Immune Design Corp.*	1,028	21,701
ImmunoCellular Therapeutics Ltd.*	15,247	7,395
Immunomedics, Inc.*	13,632	52,211
Infinity Pharmaceuticals, Inc.*	8,060	112,679
Inotek Pharmaceuticals Corp.*	1,133	6,141
Inovio Pharmaceuticals, Inc.*	9,965	81,314
Insmed, Inc.*	8,216	170,893
Insys Therapeutics, Inc.*	1,655	96,205
Invitae Corp.*	1,215	20,363
IsoRay, Inc.*	9,177	14,408
KaloBios Pharmaceuticals, Inc.*	5,103	2,500
Karyopharm Therapeutics, Inc.*	14,090	431,295
Kindred Biosciences, Inc.*	1,746	12,466
Kite Pharma, Inc.*	5,251	302,878
KYTHERA Biopharmaceuticals, Inc.*	3,272	164,091
La Jolla Pharmaceutical Co.*	2,038	37,295
Loxo Oncology, Inc.*	630	7,843
Lpath, Inc., Class A*	3,351	8,277
MacroGenics, Inc.*	3,317	104,054
Medgenics, Inc.*	2,837	22,838
MediciNova, Inc.*	3,590	12,637
MEI Pharma, Inc.*	4,499	8,053
Minerva Neurosciences, Inc.*	986	4,930
Mirati Therapeutics, Inc.*	1,446	42,397
Nanosphere, Inc.*	15,655	3,632
NanoViricides, Inc.*	7,090	15,952
Navidea Biopharmaceuticals, Inc.*	25,445	40,458
NeoStem, Inc.*	4,231	10,747
Neothetics, Inc.*	730	5,993
NephroGenex, Inc.*	568	4,470
Neuralstem, Inc.*	11,687	22,205
NewLink Genetics Corp.*	3,287	179,832
Northwest Biotherapeutics, Inc.*	7,245	53,396
Ohr Pharmaceutical, Inc.*	3,570	9,068
OncoGenex Pharmaceuticals, Inc.*	3,353	7,209

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
OncoMed Pharmaceuticals, Inc.*	2,077	$53,545
Onconova Therapeutics, Inc.*	2,119	5,107
Oncothyreon, Inc.*	15,876	25,878
Opexa Therapeutics, Inc.*	4,669	2,566
Oragenics, Inc.*	2,185	2,229
Orexigen Therapeutics, Inc.*	20,338	159,247
Organovo Holdings, Inc.*	10,226	36,200
Osiris Therapeutics, Inc.*	3,128	54,990
Otonomy, Inc.*	1,316	46,534
OvaScience, Inc.*	2,850	98,980
OXiGENE, Inc.*	4,139	6,043
Palatin Technologies, Inc.*	6,591	6,723
Peregrine Pharmaceuticals, Inc.*	31,271	42,216
Pfenex, Inc.*	1,578	25,153
PharmAthene, Inc.*	9,353	15,245
Progenics Pharmaceuticals, Inc.*	40,088	239,726
ProQR Therapeutics N.V.*	13,460	294,505
Proteon Therapeutics, Inc.*	1,145	13,316
Prothena Corp. plc*	4,424	168,731
PTC Therapeutics, Inc.*	16,825	1,023,801
Radius Health, Inc.*	1,460	60,094
Raptor Pharmaceutical Corp.*	11,473	124,711
Receptos, Inc.*	10,723	1,768,115
Recro Pharma, Inc.*	672	6,095
Regado Biosciences, Inc.*	2,411	2,941
Regulus Therapeutics, Inc.*	22,372	378,982
Repligen Corp.*	41,360	1,255,690
Retrophin, Inc.*	4,557	109,186
Rigel Pharmaceuticals, Inc.*	14,401	51,412
Ruthigen, Inc.*	485	1,600
RXi Pharmaceuticals Corp.*	2,701	1,945
Sage Therapeutics, Inc.*	18,901	949,397
Sophiris Bio, Inc.*	2,452	1,419
Sorrento Therapeutics, Inc.*	3,853	44,541
Spark Therapeutics, Inc.*	16,151	1,251,702
Spectrum Pharmaceuticals, Inc.*	10,841	65,805
StemCells, Inc.*	11,545	11,776
Stemline Therapeutics, Inc.*	2,510	36,320
Sunesis Pharmaceuticals, Inc.*	9,257	22,680
Synergy Pharmaceuticals, Inc.*	15,506	71,638
Synta Pharmaceuticals Corp.*	10,658	20,677
Synthetic Biologics, Inc.*	9,545	20,904
T2 Biosystems, Inc.*	1,027	15,939
Targacept, Inc.*	5,648	16,775
Tenax Therapeutics, Inc.*	4,048	13,196
TESARO, Inc.*	14,549	835,113
TetraLogic Pharmaceuticals Corp.*	668	2,926
TG Therapeutics, Inc.*	4,822	74,645
Threshold Pharmaceuticals, Inc.*	9,902	40,202
Tokai Pharmaceuticals, Inc.*	954	10,780
Tonix Pharmaceuticals Holding Corp.*	2,658	16,799
Tracon Pharmaceuticals, Inc.*	609	8,550
Trevena, Inc.*	1,829	11,925
TrovaGene, Inc.*	4,080	27,785
Ultragenyx Pharmaceutical, Inc.*	11,548	717,015
Vanda Pharmaceuticals, Inc.*	5,590	51,987
Venaxis, Inc.*	4,838	2,240
Verastem, Inc.*	51,409	522,830
Vericel Corp.*	4,087	15,122
Versartis, Inc.*	1,411	25,920
Vical, Inc.*	14,173	13,392
Vitae Pharmaceuticals, Inc.*	1,129	13,221
Vital Therapies, Inc.*	922	23,059
Xencor, Inc.*	3,110	47,645
XOMA Corp.*	14,921	54,312
Zafgen, Inc.*	1,309	51,849
ZIOPHARM Oncology, Inc.*	15,075	162,358

		23,413,330

Health Care Equipment & Supplies (7.4%)
Accuray, Inc.*	12,766	118,724
Alliqua BioMedical, Inc.*	1,856	9,651
Alphatec Holdings, Inc.*	10,533	15,273
Amedica Corp.*	673	236
AngioDynamics, Inc.*	4,133	73,526
Anika Therapeutics, Inc.*	2,388	98,314
Antares Pharma, Inc.*	19,602	53,121
Atossa Genetics, Inc.*	3,045	5,481
AtriCure, Inc.*	29,449	603,410
Atrion Corp.	250	86,377
Avinger, Inc.*	362	4,015
AxoGen, Inc.*	3,278	11,473
Bellerophon Therapeutics, Inc.*	846	7,766
Biolase, Inc.*	5,243	10,591
Bovie Medical Corp.*	3,610	8,628
Cardiovascular Systems, Inc.*	26,390	1,030,266
CAS Medical Systems, Inc.*	4,283	5,718
Cerus Corp.*	15,855	66,115
Cesca Therapeutics, Inc.*	4,650	4,185
Chembio Diagnostics, Inc.*	1,720	6,811
CryoLife, Inc.	4,712	48,863
Cutera, Inc.*	2,437	31,486
Cynosure, Inc., Class A*	3,713	113,878
Daxor Corp.	154	855
Derma Sciences, Inc.*	3,714	31,458
Digirad Corp.	2,836	12,875
Entellus Medical, Inc.*	30,280	663,132
EnteroMedics, Inc.*	10,775	9,859
ERBA Diagnostics, Inc.*	1,321	4,637
Exactech, Inc.*	1,638	41,982
Fonar Corp.*	1,047	13,726
GenMark Diagnostics, Inc.*	6,925	89,887
Hansen Medical, Inc.*	13,737	11,951
Inogen, Inc.*	7,929	253,649
InspireMD, Inc.*	10,429	3,337
Invacare Corp.	5,338	103,611
iRadimed Corp.*	409	6,229
Iridex Corp.*	1,153	12,083
K2M Group Holdings, Inc.*	1,572	34,663
Kewaunee Scientific Corp.	362	6,306
LDR Holding Corp.*	31,130	1,140,603
LeMaitre Vascular, Inc.	2,129	17,841
Medovex Corp.*	222	899
Merit Medical Systems, Inc.*	7,144	137,522
MGC Diagnostics Corp.*	757	5,572
Misonix, Inc.*	1,012	13,207
Natus Medical, Inc.*	5,347	211,046
Nevro Corp.*	17,432	835,516
NxStage Medical, Inc.*	52,091	901,174
Ocular Therapeutix, Inc.*	969	40,683
OraSure Technologies, Inc.*	9,213	60,253
Oxford Immunotec Global plc*	2,806	39,508
Perseon Corp.*	6,009	2,464
PhotoMedex, Inc.*	2,259	4,541
Presbia plc*	609	4,501
Retractable Technologies, Inc.*	1,806	7,007
Rockwell Medical, Inc.*	7,798	85,232
Roka Bioscience, Inc.*	1,027	3,286
RTI Surgical, Inc.*	9,525	47,054

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Second Sight Medical Products, Inc.*	658	$8,436
Sientra, Inc.*	25,776	494,641
Span-America Medical Systems, Inc.	400	7,736
Spectranetics Corp.*	15,784	548,652
STAAR Surgical Co.*	6,450	47,924
Stereotaxis, Inc.*	3,086	6,357
Sunshine Heart, Inc.*	3,109	13,182
SurModics, Inc.*	2,156	56,121
Symmetry Surgical, Inc.*	1,688	12,373
Synergetics USA, Inc.*	4,332	23,349
Tandem Diabetes Care, Inc.*	1,812	22,867
TearLab Corp.*	4,962	9,874
TransEnterix, Inc.*	4,735	13,874
TriVascular Technologies, Inc.*	1,259	13,207
Unilife Corp.*	20,698	82,999
Uroplasty, Inc.*	3,515	4,288
Utah Medical Products, Inc.	638	38,191
Vascular Solutions, Inc.*	2,874	87,140
Veracyte, Inc.*	1,139	8,292
Vermillion, Inc.*	4,737	8,384
Vision-Sciences, Inc.*	5,081	1,779
Zeltiq Aesthetics, Inc.*	30,651	944,970
Zosano Pharma Corp.*	600	6,066

		9,732,759

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	13,430	410,689
Aceto Corp.	4,776	105,072
AdCare Health Systems, Inc.*	2,435	10,665
Addus HomeCare Corp.*	1,041	23,964
Adeptus Health, Inc., Class A*	948	47,609
Alliance HealthCare Services, Inc.*	850	18,853
Almost Family, Inc.*	1,379	61,655
Amedisys, Inc.*	4,541	121,608
AMN Healthcare Services, Inc.*	7,728	178,285
BioScrip, Inc.*	11,287	50,001
BioTelemetry, Inc.*	4,438	39,276
Civitas Solutions, Inc.*	1,969	41,231
Cross Country Healthcare, Inc.*	5,135	60,901
Diversicare Healthcare Services, Inc.	607	8,377
Ensign Group, Inc.	3,754	175,912
ExamWorks Group, Inc.*	7,787	324,095
Five Star Quality Care, Inc.*	7,071	31,395
Genesis Healthcare, Inc.*	3,881	27,633
HealthEquity, Inc.*	35,346	883,297
Healthways, Inc.*	5,227	102,972
InfuSystems Holdings, Inc.*	3,392	9,192
Joint Corp./The*	594	4,675
Landauer, Inc.	1,577	55,416
LHC Group, Inc.*	2,037	67,282
National Research Corp., Class A	1,643	23,659
PDI, Inc.*	1,844	2,489
PharMerica Corp.*	4,983	140,471
Providence Service Corp.*	1,914	101,672
Psychemedics Corp.	919	15,255
RadNet, Inc.*	5,525	46,410
Sharps Compliance Corp.*	2,141	13,595
Triple-S Management Corp., Class B*	4,126	82,025
Trupanion, Inc.*	1,486	11,888
U.S. Physical Therapy, Inc.	2,029	96,378
USMD Holdings, Inc.*	184	1,921

		3,395,818

Health Care Technology (0.2%)
Connecture, Inc.*	1,123	11,623
HealthStream, Inc.*	3,504	88,301
Icad, Inc.*	2,096	20,080
Imprivata, Inc.*	998	13,972
Medical Transcription Billing Corp.*	900	1,926
Merge Healthcare, Inc.*	11,659	52,116
Simulations Plus, Inc.	1,689	10,370
Streamline Health Solutions, Inc.*	2,827	10,092
Vocera Communications, Inc.*	3,792	37,617

		246,097

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*	12,074	151,650
Albany Molecular Research, Inc.*	3,894	68,534
BG Medicine, Inc.*	4,104	3,324
Cambrex Corp.*	5,080	201,320
Enzo Biochem, Inc.*	5,794	17,092
Fluidigm Corp.*	33,755	1,421,086
Harvard Bioscience, Inc.*	5,247	30,538
NanoString Technologies, Inc.*	1,651	16,824
NeoGenomics, Inc.*	6,904	32,242
Pacific Biosciences of California, Inc.*	57,154	333,779
pSivida Corp.*	4,488	17,728
Sequenom, Inc.*	19,333	76,365

		2,370,482

Pharmaceuticals (4.2%)
AcelRx Pharmaceuticals, Inc.*	4,205	16,231
Achaogen, Inc.*	1,140	11,126
Acura Pharmaceuticals, Inc.*	3,816	3,015
Adamis Pharmaceuticals Corp.*	2,253	8,877
Aerie Pharmaceuticals, Inc.*	1,733	54,312
Agile Therapeutics, Inc.*	1,507	13,970
Alexza Pharmaceuticals, Inc.*	3,066	6,347
Alimera Sciences, Inc.*	4,341	21,748
Amphastar Pharmaceuticals, Inc.*	1,547	23,143
Ampio Pharmaceuticals, Inc.*	6,742	50,767
ANI Pharmaceuticals, Inc.*	1,137	71,119
Apricus Biosciences, Inc.*	6,572	12,290
Aratana Therapeutics, Inc.*	4,758	76,176
Biodel, Inc.*	4,167	4,959
BioDelivery Sciences International, Inc.*	6,955	73,027
Bio-Path Holdings, Inc.*	12,084	21,751
Cempra, Inc.*	30,276	1,038,770
Columbia Laboratories, Inc.*	1,871	11,619
Corcept Therapeutics, Inc.*	8,807	49,319
Corium International, Inc.*	969	6,618
Cumberland Pharmaceuticals, Inc.*	1,935	12,887
Depomed, Inc.*	65,749	1,473,435
Dermira, Inc.*	1,276	19,587
Dipexium Pharmaceuticals, Inc.*	544	7,420
Durect Corp.*	17,082	32,627
Egalet Corp.*	669	8,650
Endocyte, Inc.*	6,066	37,973
Evoke Pharma, Inc.*	489	3,425
Flex Pharma, Inc.*	809	15,856
Foamix Pharmaceuticals Ltd.*	1,099	10,166
Heska Corp.*	1,043	26,888
IGI Laboratories, Inc.*	5,405	44,105

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Imprimis Pharmaceuticals, Inc.*	1,162	$9,261
Intersect ENT, Inc.*	38,172	985,983
Intra-Cellular Therapies, Inc.*	3,308	78,995
Lipocine, Inc.*	1,573	10,854
Marinus Pharmaceuticals, Inc.*	986	8,864
Ocera Therapeutics, Inc.*	2,122	9,995
Omeros Corp.*	6,253	137,754
Pain Therapeutics, Inc.*	6,494	12,274
Paratek Pharmaceuticals, Inc.	216	6,752
Pernix Therapeutics Holdings, Inc.*	5,485	58,635
POZEN, Inc.*	4,495	34,701
ProPhase Labs, Inc.*	1,893	2,480
Relypsa, Inc.*	3,423	123,468
Repros Therapeutics, Inc.*	4,001	34,369
Revance Therapeutics, Inc.*	1,440	29,851
SciClone Pharmaceuticals, Inc.*	8,515	75,443
SCYNEXIS, Inc.*	1,044	8,665
Sucampo Pharmaceuticals, Inc., Class A*	2,979	46,353
Supernus Pharmaceuticals, Inc.*	4,845	58,576
Tetraphase Pharmaceuticals, Inc.*	5,089	186,461
TherapeuticsMD, Inc.*	19,711	119,251
Theravance Biopharma, Inc.*	3,895	67,578
VIVUS, Inc.*	14,704	36,172
XenoPort, Inc.*	9,575	68,174
Zogenix, Inc.*	19,924	27,296

		5,506,408

Total Health Care		44,664,894

Industrials (9.3%)
Aerospace & Defense (1.3%)
Aerovironment, Inc.*	3,150	83,507
Air Industries Group	987	9,840
American Science & Engineering, Inc.	1,217	59,463
API Technologies Corp.*	5,435	11,250
Arotech Corp.*	3,339	10,384
Astronics Corp.*	11,944	880,273
Astrotech Corp.*	2,459	7,623
Breeze-Eastern Corp.*	667	6,863
CPI Aerostructures, Inc.*	1,422	17,348
Ducommun, Inc.*	1,798	46,568
Engility Holdings, Inc.	2,921	87,747
Innovative Solutions & Support, Inc.*	2,181	8,288
KEYW Holding Corp.*	5,362	44,129
Kratos Defense & Security Solutions, Inc.*	7,365	40,728
LMI Aerospace, Inc.*	1,860	22,711
National Presto Industries, Inc.	795	50,395
SIFCO Industries, Inc.	440	9,588
Sparton Corp.*	1,664	40,768
TASER International, Inc.*	8,943	215,616

		1,653,089

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	8,652	79,771
Echo Global Logistics, Inc.*	29,499	804,143
Park-Ohio Holdings Corp.	1,450	76,372
Radiant Logistics, Inc.*	3,705	19,192

		979,478

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,478	164,703
Republic Airways Holdings, Inc.*	8,283	113,891

		278,594

Building Products (1.1%)
Alpha Pro Tech Ltd.*	2,302	5,225
American Woodmark Corp.*	2,051	112,251
Builders FirstSource, Inc.*	7,539	50,285
Gibraltar Industries, Inc.*	5,120	84,019
Insteel Industries, Inc.	3,009	65,085
Norcraft Cos., Inc.*	1,277	32,653
Patrick Industries, Inc.*	1,355	84,376
PGT, Inc.*	7,858	87,813
Tecogen, Inc.*	1,049	5,539
Trex Co., Inc.*	16,062	875,861

		1,403,107

Commercial Services & Supplies (1.2%)
Acme United Corp.	402	7,341
AMREP Corp.*	548	2,822
ARC Document Solutions, Inc.*	6,788	62,653
Casella Waste Systems, Inc., Class A*	6,626	36,443
CECO Environmental Corp.	3,530	37,453
Cenveo, Inc.*	9,228	19,748
Compx International, Inc.	212	2,417
Courier Corp.	1,902	46,561
Ecology and Environment, Inc., Class A	445	3,952
Ennis, Inc.	4,303	60,758
Fuel Tech, Inc.*	2,615	8,185
Heritage-Crystal Clean, Inc.*	1,794	20,990
Hudson Technologies, Inc.*	3,923	16,359
Industrial Services of America, Inc.*	899	3,794
InnerWorkings, Inc.*	5,872	39,460
Intersections, Inc.*	1,501	5,118
Kimball International, Inc., Class B	5,659	59,306
MagneGas Corp.*	4,057	3,225
Metalico, Inc.*	8,410	3,112
Multi-Color Corp.	2,064	143,097
NL Industries, Inc.*	1,147	8,889
Performant Financial Corp.*	4,994	16,980
Perma-Fix Environmental Services*	2,033	7,847
Quest Resource Holding Corp.*	2,242	2,825
SP Plus Corp.*	2,534	55,368
Team, Inc.*	3,396	132,376
TRC Cos., Inc.*	2,750	22,880
U.S. Ecology, Inc.	13,313	665,251
Versar, Inc.*	1,471	4,604
Viad Corp.	3,395	94,449
Virco Manufacturing Corp.*	2,529	6,879

		1,601,142

Construction & Engineering (0.5%)
Ameresco, Inc., Class A*	3,276	24,242
Argan, Inc.	2,080	75,234
Comfort Systems USA, Inc.	6,274	132,005
Furmanite Corp.*	6,193	48,863
Goldfield Corp.*	4,451	8,635
Great Lakes Dredge & Dock Corp.*	9,886	59,415
Integrated Electrical Services, Inc.*	1,366	12,021
Layne Christensen Co.*	3,296	16,513
MYR Group, Inc.*	3,550	111,257

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*	1,560	$35,802
NV5 Holdings, Inc.*	550	8,998
Orion Marine Group, Inc.*	4,514	39,994
Sterling Construction Co., Inc.*	3,098	14,003
Willdan Group, Inc.*	1,116	17,677

		604,659

Electrical Equipment (0.4%)
Active Power, Inc.*	3,347	7,330
Allied Motion Technologies, Inc.	1,161	38,534
American Electric Technologies, Inc.*	793	3,339
American Superconductor Corp.*	1,136	7,318
Broadwind Energy, Inc.*	2,493	12,465
Capstone Turbine Corp.*	53,485	34,765
Enphase Energy, Inc.*	3,072	40,520
Espey Manufacturing & Electronics Corp.	333	9,524
FuelCell Energy, Inc.*	38,422	48,028
Global Power Equipment Group, Inc.	2,817	37,184
Ideal Power, Inc.*	971	9,195
LSI Industries, Inc.	3,639	29,658
Magnetek, Inc.*	604	23,266
Ocean Power Technologies, Inc.*	3,105	1,490
Orion Energy Systems, Inc.*	4,509	14,158
Pioneer Power Solutions, Inc.*	293	2,637
Powell Industries, Inc.	1,523	51,432
Power Solutions International, Inc.*	734	47,189
PowerSecure International, Inc.*	3,743	49,258
Preformed Line Products Co.	437	18,411
Real Goods Solar, Inc., Class A*	7,056	1,897
Revolution Lighting Technologies, Inc.*	6,048	6,713
SL Industries, Inc.*	493	21,076
TCP International Holdings Ltd.*	1,118	2,057
Ultralife Corp.*	1,959	7,816
Vicor Corp.*	2,681	40,751
ZBB Energy Corp.*	5,712	3,256

		569,267

Machinery (1.0%)
Accuride Corp.*	6,510	30,336
Adept Technology, Inc.*	1,827	11,236
Alamo Group, Inc.	1,097	69,254
ARC Group Worldwide, Inc.*	546	2,916
Chicago Rivet & Machine Co.	153	4,772
Columbus McKinnon Corp.	3,291	88,659
Commercial Vehicle Group, Inc.*	4,421	28,471
Douglas Dynamics, Inc.	3,695	84,394
Dynamic Materials Corp.	2,349	29,997
Eastern Co.	1,027	20,602
Energy Recovery, Inc.*	6,326	16,384
ExOne Co.*	1,640	22,386
Federal Signal Corp.	10,459	165,148
FreightCar America, Inc.	2,005	63,017
Gencor Industries, Inc.*	889	8,899
Global Brass & Copper Holdings, Inc.	3,542	54,724
Graham Corp.	1,642	39,359
Hardinge, Inc.	2,141	24,836
Hurco Cos., Inc.	1,090	35,894
Kadant, Inc.	1,848	97,223
Key Technology, Inc.*	953	12,141
L.B. Foster Co., Class A	1,709	81,143
L.S. Starrett Co., Class A	1,160	22,040
Lydall, Inc.*	2,821	89,482
Manitex International, Inc.*	2,307	22,447
MFRI, Inc.*	1,069	6,681
Miller Industries, Inc.	1,864	45,668
NN, Inc.	2,929	73,459
Omega Flex, Inc.	458	11,519
PMFG, Inc.*	3,131	14,559
Superior Drilling Products, Inc.*	1,345	4,143
Supreme Industries, Inc., Class A	2,164	16,944
Tecumseh Products Co.*	3,083	8,725
Twin Disc, Inc.	1,383	24,438
Xerium Technologies, Inc.*	1,842	29,877

		1,361,773

Marine (0.1%)
Baltic Trading Ltd.	7,955	11,853
Eagle Bulk Shipping, Inc.*	28	207
International Shipholding Corp.	927	11,226
Knightsbridge Shipping Ltd.	9,964	49,820
Rand Logistics, Inc.*	2,713	8,817
Safe Bulkers, Inc.	6,429	23,080
Ultrapetrol Bahamas Ltd.*	3,454	5,008

		110,011

Professional Services (2.3%)
Barrett Business Services, Inc.	1,179	50,508
CBIZ, Inc.*	6,835	63,771
CDI Corp.	2,325	32,666
CRA International, Inc.*	1,575	49,014
CTPartners Executive Search, Inc.*	1,249	6,257
Franklin Covey Co.*	1,811	34,880
GP Strategies Corp.*	2,187	80,919
Heidrick & Struggles International, Inc.	3,025	74,355
Hill International, Inc.*	5,112	18,352
Hudson Global, Inc.*	3,867	10,557
Insperity, Inc.	18,155	949,325
Lightbridge Corp.*	2,716	3,368
Mastech Holdings, Inc.*	264	2,402
Odyssey Marine Exploration, Inc.*	13,916	9,741
Paylocity Holding Corp.*	28,604	819,219
Pendrell Corp.*	27,154	35,300
RCM Technologies, Inc.	1,691	11,330
Resources Connection, Inc.	36,915	646,013
Spherix, Inc.*	4,777	3,995
VSE Corp.	696	56,988

		2,958,960

Road & Rail (0.3%)
Celadon Group, Inc.	3,474	94,562
Covenant Transportation Group, Inc., Class A*	1,693	56,140
P.A.M. Transportation Services, Inc.*	511	29,265
Patriot Transportation Holding, Inc.*	363	9,064
Providence and Worcester Railroad Co.	503	9,094
Quality Distribution, Inc.*	4,531	46,805
USA Truck, Inc.*	1,066	29,518
YRC Worldwide, Inc.*	5,194	93,284

		367,732

Trading Companies & Distributors (0.2%)
BlueLinx Holdings, Inc.*	6,552	7,076
CAI International, Inc.*	2,713	66,658

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Empire Resources, Inc.	865	$3,668
Erickson, Inc.*	1,049	4,532
Essex Rental Corp.*	3,283	4,334
ForceField Energy, Inc.*	2,122	15,915
General Finance Corp.*	1,881	15,180
Houston Wire & Cable Co.	2,906	28,275
Huttig Building Products, Inc.*	3,654	10,414
Lawson Products, Inc.*	956	22,189
Neff Corp., Class A*	1,820	19,183
Stock Building Supply Holdings, Inc.*	2,408	43,488
Titan Machinery, Inc.*	2,924	39,035
Transcat, Inc.*	1,185	11,542
Willis Lease Finance Corp.*	871	16,183

		307,672

Total Industrials		12,195,484

Information Technology (20.4%)
Communications Equipment (1.7%)
Aerohive Networks, Inc.*	1,597	7,123
Alliance Fiber Optic Products, Inc.	2,114	36,826
Applied Optoelectronics, Inc.*	2,481	34,436
Aviat Networks, Inc.*	10,301	12,258
Bel Fuse, Inc., Class B	1,641	31,228
Black Box Corp.	2,578	53,958
CalAmp Corp.*	5,958	96,460
Calix, Inc.*	6,833	57,329
Clearfield, Inc.*	1,919	28,440
ClearOne, Inc.	1,121	11,950
Communications Systems, Inc.	1,189	13,566
Comtech Telecommunications Corp.	2,527	73,157
Digi International, Inc.*	3,946	39,381
Emcore Corp.*	4,536	24,676
Emulex Corp.*	11,764	93,759
Energous Corp.*	1,020	9,629
Extreme Networks, Inc.*	15,876	50,168
Infosonics Corp.*	1,864	4,194
Interphase Corp.*	1,283	1,924
KVH Industries, Inc.*	2,601	39,327
Meru Networks, Inc.*	2,985	4,298
MRV Communications, Inc.*	940	6,909
Novatel Wireless, Inc.*	5,617	27,074
Numerex Corp., Class A*	2,465	28,101
Oclaro, Inc.*	15,493	30,676
ParkerVision, Inc.*	16,374	13,590
PC-Tel, Inc.	3,101	24,808
Procera Networks, Inc.*	3,482	32,696
RELM Wireless Corp.*	1,523	9,290
Resonant, Inc.*	486	3,436
Ruckus Wireless, Inc.*	53,317	686,190
ShoreTel, Inc.*	10,335	70,485
Sierra Wireless, Inc.*	16,528	546,912
TESSCO Technologies, Inc.	960	23,674
Westell Technologies, Inc., Class A*	7,369	9,653
xG Technology, Inc.*	2,327	649
Zhone Technologies, Inc.*	4,377	5,690

		2,243,920

Electronic Equipment, Instruments & Components (1.6%)
Acorn Energy, Inc.*	3,684	1,805
Agilysys, Inc.*	2,431	23,921
Checkpoint Systems, Inc.	6,899	74,647
ClearSign Combustion Corp.*	1,618	8,559
Control4 Corp.*	1,863	22,319
CTS Corp.	5,607	100,870
CUI Global, Inc.*	3,346	19,608
Daktronics, Inc.	6,223	67,271
DTS, Inc.*	2,815	95,907
Echelon Corp.*	7,255	6,892
Electro Rent Corp.	2,673	30,312
Electro Scientific Industries, Inc.	4,051	25,035
eMagin Corp.*	2,885	7,039
FARO Technologies, Inc.*	11,986	744,690
Frequency Electronics, Inc.*	1,027	14,327
GSI Group, Inc.*	5,029	66,986
ID Systems, Inc.*	1,917	12,211
Identiv, Inc.*	1,410	12,098
IEC Electronics Corp.*	1,534	5,722
IntriCon Corp.*	927	7,537
Iteris, Inc.*	4,020	7,316
Kemet Corp.*	7,661	31,717
Key Tronic Corp.*	1,775	19,099
Kimball Electronics, Inc.*	4,241	59,968
LoJack Corp.*	3,013	8,617
LRAD Corp.*	5,620	13,207
Maxwell Technologies, Inc.*	5,029	40,534
Mercury Systems, Inc.*	5,513	85,727
Mesa Laboratories, Inc.	470	33,934
MicroVision, Inc.*	7,315	25,090
MOCON, Inc.	960	16,051
Multi-Fineline Electronix, Inc.*	1,465	26,766
NAPCO Security Technologies, Inc.*	2,132	12,344
Neonode, Inc.*	5,517	17,489
Netlist, Inc.*	7,278	4,221
PAR Technology Corp.*	1,660	6,955
Park Electrochemical Corp.	3,449	74,360
PC Connection, Inc.	1,621	42,292
PCM, Inc.*	1,588	14,832
Perceptron, Inc.	1,521	20,549
Planar Systems, Inc.*	3,228	20,304
RadiSys Corp.*	5,321	11,440
Research Frontiers, Inc.*	4,011	24,467
RF Industries Ltd.	1,228	5,023
Richardson Electronics Ltd.	1,983	17,807
SigmaTron International, Inc.*	683	4,877
Speed Commerce, Inc.*	8,026	5,126
Superconductor Technologies, Inc.*	2,151	3,033
Uni-Pixel, Inc.*	1,747	12,229
Viasystems Group, Inc.*	850	14,867
Vishay Precision Group, Inc.*	2,144	34,154
Wayside Technology Group, Inc.	679	11,964
Wireless Telecom Group, Inc.*	3,082	8,013

		2,082,128

Internet Software & Services (5.5%)
Amber Road, Inc.*	1,513	13,995
ARI Network Services, Inc.*	1,299	4,391
Autobytel, Inc.*	1,480	21,860
Bazaarvoice, Inc.*	8,223	46,460
Benefitfocus, Inc.*	23,417	861,511
Blucora, Inc.*	7,016	95,839
Borderfree, Inc.*	978	5,878
Brightcove, Inc.*	5,256	38,526
BroadVision, Inc.*	568	3,431
Carbonite, Inc.*	2,920	41,756
Care.com, Inc.*	1,048	7,944
ChannelAdvisor Corp.*	3,381	32,762
comScore, Inc.*	14,025	718,080

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Constant Contact, Inc.*	13,154	$502,614
Cvent, Inc.*	16,545	463,922
Demand Media, Inc.*	1,475	8,437
Dice Holdings, Inc.*	6,369	56,811
EarthLink Holdings Corp.	17,033	75,626
eGain Corp.*	2,565	8,464
Everyday Health, Inc.*	1,261	16,216
Five9, Inc.*	2,011	11,181
Global Sources Ltd.*	2,544	14,908
Glowpoint, Inc.*	3,308	2,995
GTT Communications, Inc.*	2,645	49,938
Hortonworks, Inc.*	14,274	340,292
Internap Corp.*	9,024	92,316
Intralinks Holdings, Inc.*	6,487	67,076
iPass, Inc.*	9,192	9,744
Limelight Networks, Inc.*	9,925	36,028
Liquidity Services, Inc.*	4,017	39,688
LiveDeal, Inc.*	1,387	4,369
LivePerson, Inc.*	8,996	92,074
Local Corp.*	4,289	1,973
Marchex, Inc., Class B	5,343	21,799
Marin Software, Inc.*	4,384	27,575
MeetMe, Inc.*	5,655	10,518
Millennial Media, Inc.*	12,502	18,128
Monster Worldwide, Inc.*	15,091	95,677
Net Element International, Inc.*	979	1,136
Onvia, Inc.*	452	2,061
Perficient, Inc.*	5,744	118,843
Q2 Holdings, Inc.*	1,793	37,904
QuinStreet, Inc.*	5,677	33,778
RealNetworks, Inc.*	3,761	25,312
Reis, Inc.	1,397	35,819
Remark Media, Inc.*	1,278	5,483
Rightside Group Ltd.*	1,475	14,971
SciQuest, Inc.*	4,535	76,778
SMTP, Inc.	411	2,158
Spark Networks, Inc.*	3,403	13,748
Stamps.com, Inc.*	19,824	1,333,957
Support.com, Inc.*	8,982	14,012
Synacor, Inc.*	3,846	8,730
TechTarget, Inc.*	2,791	32,180
Textura Corp.*	31,918	867,531
TheStreet, Inc.	5,505	9,909
Travelzoo, Inc.*	1,222	11,780
Tremor Video, Inc.*	5,873	13,743
TrueCar, Inc.*	26,161	466,974
United Online, Inc.*	2,327	37,069
Unwired Planet, Inc.*	15,309	8,754
Viggle, Inc.*	728	1,041
XO Group, Inc.*	4,462	78,844
YuMe, Inc.*	2,979	15,461

		7,228,778

IT Services (1.1%)
Cartesian, Inc.*	1,055	3,714
Cass Information Systems, Inc.	1,910	107,227
Ciber, Inc.*	12,769	52,608
Computer Task Group, Inc.	2,516	18,392
Datalink Corp.*	3,303	39,768
Edgewater Technology, Inc.*	1,517	10,376
Global Cash Access Holdings, Inc.*	10,892	82,997
Hackett Group, Inc.	4,159	37,181
Higher One Holdings, Inc.*	5,542	13,412
Information Services Group, Inc.	5,532	22,073
Innodata, Inc.*	4,323	11,413
InterCloud Systems, Inc.*	1,602	3,524
Lionbridge Technologies, Inc.*	10,649	60,912
Luxoft Holding, Inc.*	15,978	826,702
Mattersight Corp.*	2,284	14,161
ModusLink Global Solutions, Inc.*	6,079	23,404
NCI, Inc., Class A	928	9,299
PFSweb, Inc.*	1,943	21,354
Planet Payment, Inc.*	7,208	13,695
PRGX Global, Inc.*	4,403	17,700
ServiceSource International, Inc.*	11,197	34,711
StarTek, Inc.*	2,105	15,682
Sysorex Global Holdings Corp.*	1,288	1,430
WidePoint Corp.*	11,504	15,185

		1,456,920

Semiconductors & Semiconductor Equipment (3.1%)
Alpha & Omega Semiconductor Ltd.*	3,554	31,666
Ambarella, Inc.*	19,458	1,473,165
Amtech Systems, Inc.*	2,205	24,652
ANADIGICS, Inc.*	14,202	19,315
Audience, Inc.*	2,301	10,447
Axcelis Technologies, Inc.*	18,275	43,495
AXT, Inc.*	5,403	14,534
Cascade Microtech, Inc.*	2,171	29,482
CEVA, Inc.*	3,469	73,959
Cohu, Inc.	4,171	45,631
CVD Equipment Corp.*	811	11,184
CyberOptics Corp.*	1,093	11,007
DSP Group, Inc.*	3,748	44,901
Entropic Communications, Inc.*	14,583	43,166
Exar Corp.*	6,531	65,637
FormFactor, Inc.*	9,212	81,710
GigOptix, Inc.*	4,609	5,577
GSI Technology, Inc.*	3,287	19,393
Inphi Corp.*	55,103	982,486
Integrated Silicon Solution, Inc.	5,009	89,611
Intermolecular, Inc.*	3,507	5,751
inTEST Corp.*	1,308	5,350
IXYS Corp.	4,017	49,489
Kopin Corp.*	11,120	39,142
Mattson Technology, Inc.*	12,068	47,548
MaxLinear, Inc., Class A*	4,620	37,561
MoSys, Inc.*	10,590	22,239
Nanometrics, Inc.*	3,951	66,456
NeoPhotonics Corp.*	3,487	23,537
NVE Corp.	799	55,067
PDF Solutions, Inc.*	5,058	90,639
Pericom Semiconductor Corp.	3,663	56,667
Photronics, Inc.*	10,999	93,492
Pixelworks, Inc.*	3,820	19,176
QuickLogic Corp.*	8,958	17,289
Rubicon Technology, Inc.*	4,305	16,962
Rudolph Technologies, Inc.*	5,480	60,390
Sigma Designs, Inc.*	5,671	45,538
STR Holdings, Inc.	1,263	1,806
Ultra Clean Holdings, Inc.*	4,941	35,328
Vitesse Semiconductor Corp.*	9,130	48,480
Xcerra Corp.*	8,805	78,276

		4,037,201

Software (6.9%)
A10 Networks, Inc.*	2,103	9,106
American Software, Inc., Class A	4,045	41,340
Asure Software, Inc.*	863	4,971
Aware, Inc.	2,355	10,362

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BSQUARE Corp.*	1,998	$9,371
Callidus Software, Inc.*	8,881	112,611
Comverse, Inc.*	3,702	72,929
Cover-All Technologies, Inc.*	2,794	2,794
Covisint Corp.*	6,197	12,580
Cyan, Inc.*	4,633	18,486
Datawatch Corp.*	1,483	10,070
Digimarc Corp.	1,226	26,911
Digital Turbine, Inc.*	4,229	13,787
Document Security Systems, Inc.*	6,501	2,340
Ellie Mae, Inc.*	22,140	1,224,563
EnerNOC, Inc.*	4,443	50,650
Envivio, Inc.*	2,531	4,480
Epiq Systems, Inc.	5,153	92,393
ePlus, Inc.*	860	74,760
Evolving Systems, Inc.	1,519	13,230
Exa Corp.*	1,725	20,493
FalconStor Software, Inc.*	4,715	7,308
Finjan Holdings, Inc.*	1,127	2,333
Fleetmatics Group plc*	19,340	867,399
Gigamon, Inc.*	4,008	85,130
GlobalSCAPE, Inc.	2,251	7,698
Globant S.A.*	1,127	23,735
Glu Mobile, Inc.*	182,095	912,296
GSE Systems, Inc.*	2,692	4,038
Guidance Software, Inc.*	2,928	15,840
Imperva, Inc.*	4,263	182,030
Infoblox, Inc.*	28,723	685,618
Jive Software, Inc.*	7,012	35,972
Liquid Holdings Group, Inc.*	6,528	1,828
Materialise N.V. (ADR)*	57,708	403,379
Mavenir Systems, Inc.*	1,944	34,487
Mind CTI Ltd.	2,598	8,288
Mitek Systems, Inc.*	4,267	13,484
Model N, Inc.*	3,241	38,762
NetSol Technologies, Inc.*	1,567	9,104
Park City Group, Inc.*	1,630	22,461
Paycom Software, Inc.*	1,086	34,817
QAD, Inc., Class A	1,177	28,483
Qualys, Inc.*	25,768	1,197,697
Rally Software Development Corp.*	12,359	193,913
Rosetta Stone, Inc.*	3,585	27,282
Rubicon Project, Inc.*	49,865	893,581
Sapiens International Corp. N.V.*	4,009	32,874
SeaChange International, Inc.*	5,390	42,311
Silver Spring Networks, Inc.*	36,198	323,610
Smith Micro Software, Inc.*	5,420	6,938
Sonic Foundry, Inc.*	676	6,544
TeleCommunication Systems, Inc., Class A*	8,016	30,701
Telenav, Inc.*	4,563	36,139
TigerLogic Corp.*	2,586	1,034
TubeMogul, Inc.*	548	7,573
Upland Software, Inc.*	617	4,325
VASCO Data Security International, Inc.*	4,886	105,244
Vringo, Inc.*	12,482	8,118
Wave Systems Corp., Class A*	8,577	5,918
Workiva, Inc.*	1,195	17,208
Yodlee, Inc.*	64,594	869,435
Zix Corp.*	9,785	38,455

		9,101,617

Technology Hardware, Storage & Peripherals (0.5%)
Astro-Med, Inc.	967	13,528
Concurrent Computer Corp.	1,652	10,457
Cray, Inc.*	11,009	309,133
Crossroads Systems, Inc.*	2,201	5,591
Dot Hill Systems Corp.*	9,905	52,496
Hutchinson Technology, Inc.*	4,659	12,440
Imation Corp.*	5,624	22,665
Immersion Corp.*	4,658	42,760
Intevac, Inc.*	3,947	24,235
Quantum Corp.*	36,230	57,968
Qumu Corp.*	1,457	19,524
Silicon Graphics International Corp.*	5,688	49,429
TransAct Technologies, Inc.	1,444	8,534
USA Technologies, Inc.*	6,054	16,648
Violin Memory, Inc.*	13,195	49,745
Xplore Technologies Corp.*	967	6,140

		701,293

Total Information Technology		26,851,857

Materials (1.3%)
Chemicals (0.6%)
American Vanguard Corp.	4,721	50,137
Chase Corp.	1,101	48,147
China Green Agriculture, Inc.	3,561	6,267
Codexis, Inc.*	4,895	22,321
Core Molding Technologies, Inc.*	1,261	21,626
Flotek Industries, Inc.*	16,597	244,640
FutureFuel Corp.	3,561	36,572
Hawkins, Inc.	1,759	66,825
Ikonics Corp.*	154	2,389
KMG Chemicals, Inc.	1,629	43,543
Marrone Bio Innovations, Inc.*	2,370	9,172
Northern Technologies International Corp.*	640	12,230
OMNOVA Solutions, Inc.*	7,823	66,730
Rentech, Inc.*	1,980	2,218
Senomyx, Inc.*	7,140	31,487
TOR Minerals International, Inc.*	257	1,588
Trecora Resources*	3,485	42,517
Zep, Inc.	3,807	64,833

		773,242

Construction Materials (0.1%)
U.S. Concrete, Inc.*	2,363	80,058
United States Lime & Minerals, Inc.	331	21,350

		101,408

Containers & Packaging (0.1%)
AEP Industries, Inc.*	691	38,033
Myers Industries, Inc.	4,336	76,010
UFP Technologies, Inc.*	1,012	23,053

		137,096

Metals & Mining (0.3%)
A.M. Castle & Co.*	3,045	11,114
Ampco-Pittsburgh Corp.	1,405	24,531
Comstock Mining, Inc.*	13,585	8,151
Energy Fuels, Inc.*	3,004	13,578
Friedman Industries, Inc.	1,243	7,707
General Moly, Inc.*	11,076	5,649
Gold Resource Corp.	6,194	19,759
Handy & Harman Ltd.*	674	27,674
Horsehead Holding Corp.*	9,290	117,611
Noranda Aluminum Holding Corp.	7,554	22,435
Olympic Steel, Inc.	1,551	20,877

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rare Element Resources Ltd.*	7,992	$4,415
Ryerson Holding Corp.*	1,820	11,593
Solitario Exploration & Royalty Corp.*	6,496	4,872
Synalloy Corp.	1,369	19,933
U.S. Antimony Corp.*	9,420	6,406
Universal Stainless & Alloy Products, Inc.*	1,157	30,337
Walter Energy, Inc.	10,536	6,532

		363,174

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,744	171,610
Verso Corp.*	3,896	7,013
Wausau Paper Corp.	6,922	65,966

		244,589

Total Materials		1,619,509

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	14,691	123,404
Alaska Communications Systems Group, Inc.*	8,184	13,749
Alteva*	1,033	7,479
Consolidated Communications Holdings, Inc.	8,365	170,646
FairPoint Communications, Inc.*	3,445	60,632
General Communication, Inc., Class A*	5,970	94,087
Hawaiian Telcom Holdco, Inc.*	1,756	46,762
IDT Corp., Class B	2,836	50,339
inContact, Inc.*	10,088	109,959
Inteliquent, Inc.	5,375	84,603
Lumos Networks Corp.	3,197	48,786
magicJack VocalTec Ltd.*	3,008	20,575
ORBCOMM, Inc.*	9,036	53,945
Straight Path Communications, Inc., Class B*	1,587	31,613
Towerstream Corp.*	9,680	20,909

		937,488

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	3,918	29,542
NTELOS Holdings Corp.	2,877	13,810
Shenandoah Telecommunications Co.	4,000	124,640
Spok Holdings, Inc.	3,591	68,839

		236,831

Total Telecommunication Services		1,174,319

Utilities (0.5%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	2,246	17,856
Spark Energy, Inc., Class A	577	8,511
Unitil Corp.	2,320	80,666

		107,033

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	2,422	122,577
Delta Natural Gas Co., Inc.	1,179	22,932
Gas Natural, Inc.	1,879	18,715
RGC Resources, Inc.	465	9,746

		173,970

Independent Power and Renewable Electricity Producers (0.0%)
American DG Energy, Inc.*	5,073	2,435
Atlantic Power Corp.	19,987	56,163

		58,598

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,336	28,577
Cadiz, Inc.*	3,027	31,042
Connecticut Water Service, Inc.	1,814	65,903
Consolidated Water Co., Ltd.	2,457	25,233
Middlesex Water Co.	2,670	60,769
Pure Cycle Corp.*	2,865	14,440
SJW Corp.	2,595	80,212
York Water Co.	2,155	52,323

		358,499

Total Utilities		698,100

Total Common Stocks (97.5%) (Cost $110,409,008)		128,132,659

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
OpexaThereapeutics, Inc., expiring 4/8/15* (Cost $—)	4,669	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc.,expiring 10/15/21* (Cost $—)	452	416

Total Investments (97.5%) (Cost $110,409,008)		128,133,075
Other Assets Less Liabilities (2.5%)		3,339,197

Net Assets (100%)		$131,472,272

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 1000 Mini Index	11	June-15	$1,336,607	$1,373,790	$37,183

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)		Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,581,349	$32,477		$—	$14,613,826
Consumer Staples	4,585,628	34,808		—	4,620,436
Energy	1,582,796	—		—	1,582,796
Financials	20,098,250	13,188		—	20,111,438
Health Care	44,664,894	—		—	44,664,894
Industrials	12,102,094	93,390		—	12,195,484
Information Technology	26,816,896	34,961		—	26,851,857
Materials	1,619,509	—		—	1,619,509
Telecommunication Services	1,174,319	—		—	1,174,319
Utilities	698,100	—		—	698,100
Futures	37,183	—		—	37,183
Rights
Health Care	—	—	(c)	—	—
Warrants
Industrials	416	—		—	416

Total Assets	$127,961,434	$208,824		$—	$128,170,258

Total Liabilities	$—	$—		$—	$—

Total	$127,961,434	$208,824		$—	$128,170,258

(a)	Securities with a market value of $29,055 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $94,553 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,297,446
Aggregate gross unrealized depreciation	(9,222,880)

Net unrealized appreciation	$17,074,566

Federal income tax cost of investments	$111,058,509

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	10,252	$264,809
Cooper Tire & Rubber Co.	826	35,386
Cooper-Standard Holding, Inc.*	135	7,992
Dana Holding Corp.	12,866	272,245
Dorman Products, Inc.*	4,096	203,776
Drew Industries, Inc.	3,593	221,113
Fox Factory Holding Corp.*	1,730	26,538
Gentherm, Inc.*	5,352	270,329
Metaldyne Performance Group, Inc.*	1,010	18,200
Modine Manufacturing Co.*	2,145	28,893
Motorcar Parts of America, Inc.*	2,700	75,033
Remy International, Inc.	334	7,418
Shiloh Industries, Inc.*	1,182	16,595
Standard Motor Products, Inc.	1,772	74,885
Stoneridge, Inc.*	3,316	37,438
Strattec Security Corp.	408	30,127
Tenneco, Inc.*	9,192	527,805
Tower International, Inc.*	3,137	83,444

		2,202,026

Automobiles (0.0%)
Winnebago Industries, Inc.	4,167	88,590

Distributors (0.2%)
Core-Mark Holding Co., Inc.	356	22,898
Pool Corp.	6,838	477,019

		499,917

Diversified Consumer Services (0.5%)
2U, Inc.*	604	15,450
American Public Education, Inc.*	2,526	75,729
Bright Horizons Family Solutions, Inc.*	4,352	223,127
Capella Education Co.	1,661	107,766
Carriage Services, Inc.	428	10,216
Collectors Universe, Inc.	1,117	25,200
Grand Canyon Education, Inc.*	7,102	307,517
ITT Educational Services, Inc.*	373	2,533
K12, Inc.*	2,206	34,678
Liberty Tax, Inc.*	582	16,197
LifeLock, Inc.*	12,267	173,087
Sotheby’s, Inc.	9,277	392,046
Strayer Education, Inc.*	1,654	88,340
Weight Watchers International, Inc.*	3,944	27,569

		1,499,455

Hotels, Restaurants & Leisure (5.6%)
BJ’s Restaurants, Inc.*	801	40,410
Bloomin’ Brands, Inc.	11,747	285,805
Boyd Gaming Corp.*	9,400	133,480
Bravo Brio Restaurant Group, Inc.*	2,053	30,159
Buffalo Wild Wings, Inc.*	2,854	517,259
Caesars Entertainment Corp.*	992	10,446
Cheesecake Factory, Inc.	7,597	374,760
Churchill Downs, Inc.	1,319	151,645
Chuy’s Holdings, Inc.*	2,519	56,753
ClubCorp Holdings, Inc.	3,293	63,752
Cracker Barrel Old Country Store, Inc.	2,713	412,756
Dave & Buster’s Entertainment, Inc.*	819	24,947
Del Frisco’s Restaurant Group, Inc.*	3,607	72,681
Denny’s Corp.*	8,887	101,312
Diamond Resorts International, Inc.*	5,410	180,856
DineEquity, Inc.	994	106,368
El Pollo Loco Holdings, Inc.*	1,009	25,840
Famous Dave’s of America, Inc.*	697	19,864
Fiesta Restaurant Group, Inc.*	73,884	4,506,924
Habit Restaurants, Inc., Class A*	22,506	723,343
Ignite Restaurant Group, Inc.*	1,162	5,636
Interval Leisure Group, Inc.	4,637	121,536
Jack in the Box, Inc.	6,043	579,645
Jamba, Inc.*	2,608	38,364
Krispy Kreme Doughnuts, Inc.*	111,218	2,223,248
La Quinta Holdings, Inc.*	4,740	112,243
Life Time Fitness, Inc.*	368	26,113
Morgans Hotel Group Co.*	1,344	10,416
Nathan’s Famous, Inc.	468	25,342
Noodles & Co.*	1,681	29,317
Papa John’s International, Inc.	4,646	287,169
Papa Murphy’s Holdings, Inc.*	881	15,981
Pinnacle Entertainment, Inc.*	8,538	308,136
Popeyes Louisiana Kitchen, Inc.*	3,590	214,754
Potbelly Corp.*	2,335	31,990
Red Robin Gourmet Burgers, Inc.*	2,175	189,225
Ruth’s Hospitality Group, Inc.	3,471	55,119
Scientific Games Corp., Class A*	4,900	51,303
Shake Shack, Inc., Class A*	10,543	527,677
Sonic Corp.	5,805	184,019
Texas Roadhouse, Inc.	10,571	385,102
Vail Resorts, Inc.	5,493	568,086
Zoe’s Kitchen, Inc.*	64,072	2,132,957

		15,962,738

Household Durables (0.6%)
Beazer Homes USA, Inc.*	1,811	32,091
Cavco Industries, Inc.*	1,360	102,081
Century Communities, Inc.*	157	3,035
Dixie Group, Inc.*	1,737	15,720
Helen of Troy Ltd.*	1,641	133,725
Installed Building Products, Inc.*	1,344	29,245
iRobot Corp.*	23,517	767,360
KB Home	9,332	145,766
La-Z-Boy, Inc.	6,782	190,642
LGI Homes, Inc.*	578	9,629
Libbey, Inc.	3,071	122,564
TRI Pointe Homes, Inc.*	2,058	31,755
Turtle Beach Corp.*	1,051	1,955
Universal Electronics, Inc.*	2,406	135,795
William Lyon Homes, Class A*	323	8,340

		1,729,703

Internet & Catalog Retail (4.3%)
Blue Nile, Inc.*	75,565	2,405,990
EVINE Live, Inc.*	1,987	13,333
FTD Cos., Inc.*	311	9,311
Groupon, Inc.*	111,801	806,085
HSN, Inc.	5,034	343,470
Jumei International Holding Ltd. (ADR)*	63,092	998,115
MakeMyTrip Ltd.*	63,236	1,388,663
Nutrisystem, Inc.	4,370	87,313

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ocado Group plc*	325,236	$1,696,243
Orbitz Worldwide, Inc.*	3,547	41,358
Overstock.com, Inc.*	1,778	43,063
Peixe Urbano, Inc. (ADR)(b)*†	10,195	—
PetMed Express, Inc.	3,064	50,617
Qunar Cayman Islands Ltd. (ADR)*	24,800	1,023,000
Shutterfly, Inc.*	3,570	161,507
Travelport Worldwide Ltd.	2,072	34,602
Wayfair, Inc., Class A*	61,738	1,983,024
zulily, Inc., Class A*	95,383	1,239,025

		12,324,719

Leisure Products (0.3%)
Arctic Cat, Inc.	690	25,061
Brunswick Corp.	7,026	361,488
Escalade, Inc.	274	4,762
Malibu Boats, Inc., Class A*	1,241	28,977
Marine Products Corp.	1,528	13,095
Nautilus, Inc.*	2,882	44,008
Smith & Wesson Holding Corp.*	8,401	106,945
Sturm Ruger & Co., Inc.	2,968	147,302

		731,638

Media (0.5%)
Carmike Cinemas, Inc.*	3,675	123,480
Cinedigm Corp., Class A*	3,255	5,273
Crown Media Holdings, Inc., Class A*	4,392	17,568
Cumulus Media, Inc., Class A*	14,908	36,823
Entravision Communications Corp., Class A	8,392	53,121
Eros International plc*	1,210	21,139
Global Eagle Entertainment, Inc.*	4,588	61,066
Gray Television, Inc.*	7,561	104,493
Loral Space & Communications, Inc.*	1,992	136,332
Martha Stewart Living Omnimedia, Inc., Class A*	3,345	21,743
MDC Partners, Inc., Class A	1,649	46,749
National CineMedia, Inc.	2,002	30,230
Nexstar Broadcasting Group, Inc., Class A	4,660	266,645
Radio One, Inc., Class D*	3,342	10,293
ReachLocal, Inc.*	1,261	3,670
Rentrak Corp.*	1,375	76,395
Saga Communications, Inc., Class A	100	4,454
Sinclair Broadcast Group, Inc., Class A	10,406	326,852
Townsquare Media, Inc., Class A*	803	10,319
World Wrestling Entertainment, Inc., Class A	4,564	63,942

		1,420,587

Multiline Retail (0.1%)
Burlington Stores, Inc.*	3,885	230,847
Tuesday Morning Corp.*	5,351	86,151

		316,998

Specialty Retail (5.1%)
America’s Car-Mart, Inc.*	175	9,494
ANN, Inc.*	7,140	292,954
Asbury Automotive Group, Inc.*	4,158	345,530
Boot Barn Holdings, Inc.*	392	9,377
Brown Shoe Co., Inc.	3,209	105,255
Buckle, Inc.	4,282	218,767
Build-A-Bear Workshop, Inc.*	1,330	26,135
Cato Corp., Class A	617	24,433
Christopher & Banks Corp.*	5,617	31,231
Citi Trends, Inc.*	43,664	1,178,928
Conn’s, Inc.*	4,249	128,660
Container Store Group, Inc.*	2,657	50,616
Destination Maternity Corp.	303	4,563
Destination XL Group, Inc.*	692	3,419
Express, Inc.*	847	14,001
Finish Line, Inc., Class A	1,844	45,215
Five Below, Inc.*	94,099	3,347,101
Francesca’s Holdings Corp.*	6,450	114,810
Genesco, Inc.*	328	23,363
Group 1 Automotive, Inc.	686	59,222
hhgregg, Inc.*	739	4,530
Hibbett Sports, Inc.*	3,957	194,130
Kirkland’s, Inc.*	1,310	31,113
Lithia Motors, Inc., Class A	3,468	344,754
Lumber Liquidators Holdings, Inc.*	21,861	672,882
Mattress Firm Holding Corp.*	2,270	158,083
Men’s Wearhouse, Inc.	5,816	303,595
Monro Muffler Brake, Inc.	4,792	311,720
New York & Co., Inc.*	2,096	5,240
Outerwall, Inc.	2,866	189,500
Pacific Sunwear of California, Inc.*	6,036	16,659
Pier 1 Imports, Inc.	14,326	200,277
Restoration Hardware Holdings, Inc.*	53,407	5,297,440
Select Comfort Corp.*	8,236	283,895
Sportsman’s Warehouse Holdings, Inc.*	686	5,481
Tile Shop Holdings, Inc.*	4,318	52,291
Vitamin Shoppe, Inc.*	2,381	98,073
Winmark Corp.	359	31,438
Zumiez, Inc.*	2,488	100,142

		14,334,317

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	2,784	169,546
Crocs, Inc.*	1,631	19,262
Culp, Inc.	151	4,039
G-III Apparel Group Ltd.*	2,910	327,812
Iconix Brand Group, Inc.*	2,536	85,387
Movado Group, Inc.	1,285	36,648
Oxford Industries, Inc.	2,208	166,594
Quiksilver, Inc.*	12,691	23,478
Sequential Brands Group, Inc.*	1,955	20,919
Skechers U.S.A., Inc., Class A*	4,398	316,260
Steven Madden Ltd.*	8,848	336,224
Tumi Holdings, Inc.*	7,705	188,464
Vera Bradley, Inc.*	3,331	54,062
Vince Holding Corp.*	1,709	31,702
Wolverine World Wide, Inc.	15,412	515,531

		2,295,928

Total Consumer Discretionary		53,406,616

Consumer Staples (1.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,268	339,063
Coca-Cola Bottling Co. Consolidated	644	72,811
Craft Brew Alliance, Inc.*	1,345	18,346
National Beverage Corp.*	1,732	42,278

		472,498

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.7%)
Andersons, Inc.	3,971	$164,280
Casey’s General Stores, Inc.	5,815	523,931
Chefs’ Warehouse, Inc.*	2,253	50,535
Diplomat Pharmacy, Inc.*	1,254	43,363
Fairway Group Holdings Corp.*	2,782	18,834
Fresh Market, Inc.*	6,528	265,298
Liberator Medical Holdings, Inc.	4,699	16,447
Natural Grocers by Vitamin Cottage, Inc.*	1,383	38,185
PriceSmart, Inc.	2,839	241,258
Smart & Final Stores, Inc.*	1,092	19,219
United Natural Foods, Inc.*	7,520	579,341

		1,960,691

Food Products (0.7%)
Alico, Inc.	18	923
B&G Foods, Inc.	7,758	228,318
Boulder Brands, Inc.*	8,543	81,415
Calavo Growers, Inc.	2,182	112,199
Cal-Maine Foods, Inc.	4,718	184,285
Darling Ingredients, Inc.*	5,023	70,372
Diamond Foods, Inc.*	3,306	107,676
Farmer Bros Co.*	1,127	27,893
Freshpet, Inc.*	1,057	20,538
Inventure Foods, Inc.*	2,402	26,878
J&J Snack Foods Corp.	2,262	241,355
Lancaster Colony Corp.	1,764	167,880
Lifeway Foods, Inc.*	719	15,379
Limoneira Co.	1,697	36,995
Sanderson Farms, Inc.	2,985	237,755
Seaboard Corp.*	2	8,264
Tootsie Roll Industries, Inc.	2,673	90,663
TreeHouse Foods, Inc.*	3,302	280,736

		1,939,524

Household Products (0.1%)
Central Garden & Pet Co., Class A*	677	7,190
HRG Group, Inc.*	5,236	65,345
Oil-Dri Corp. of America	151	5,081
Orchids Paper Products Co.	1,050	28,308
WD-40 Co.	2,276	201,517

		307,441

Personal Products (0.1%)
Female Health Co.	2,393	6,772
Inter Parfums, Inc.	188	6,133
Medifast, Inc.*	1,832	54,905
Revlon, Inc., Class A*	422	17,386
Synutra International, Inc.*	2,449	15,674
USANA Health Sciences, Inc.*	875	97,230

		198,100

Tobacco (0.0%)
22nd Century Group, Inc.*	6,869	5,908
Vector Group Ltd.	7,194	158,052

		163,960

Total Consumer Staples		5,042,214

Energy (1.4%)
Energy Equipment & Services (0.2%)
Aspen Aerogels, Inc.*	612	4,455
Basic Energy Services, Inc.*	4,939	34,227
C&J Energy Services Ltd.*	6,057	67,414
CARBO Ceramics, Inc.	3,031	92,476
FMSA Holdings, Inc.*	1,369	9,912
Forum Energy Technologies, Inc.*	3,380	66,248
Geospace Technologies Corp.*	251	4,144
Glori Energy, Inc.*	1,820	3,877
Gulf Island Fabrication, Inc.	729	10,833
Independence Contract Drilling, Inc.*	534	3,722
ION Geophysical Corp.*	3,225	6,998
Matrix Service Co.*	4,072	71,504
Nordic American Offshore Ltd.	1,160	10,626
North Atlantic Drilling Ltd.	2,729	3,166
PHI, Inc. (Non-Voting)*	98	2,948
Pioneer Energy Services Corp.*	6,795	36,829
Profire Energy, Inc.*	2,010	2,713
RigNet, Inc.*	1,807	51,662
Tesco Corp.	461	5,242
Willbros Group, Inc.*	6,045	20,009

		509,005

Oil, Gas & Consumable Fuels (1.2%)
Abraxas Petroleum Corp.*	14,196	46,137
Adams Resources & Energy, Inc.	20	1,344
Alon USA Energy, Inc.	1,125	18,641
Approach Resources, Inc.*	2,670	17,595
Bonanza Creek Energy, Inc.*	5,933	146,308
Carrizo Oil & Gas, Inc.*	7,750	384,788
Clayton Williams Energy, Inc.*	895	45,314
Clean Energy Fuels Corp.*	5,895	31,450
Delek U.S. Holdings, Inc.	4,711	187,262
Diamondback Energy, Inc.*	6,691	514,136
Eclipse Resources Corp.*	2,057	11,560
Evolution Petroleum Corp.	2,736	16,279
EXCO Resources, Inc.	8,735	15,985
FX Energy, Inc.*	8,044	10,055
GasLog Ltd.	1,215	23,595
Gastar Exploration, Inc.*	10,085	26,423
Goodrich Petroleum Corp.*	5,236	18,588
Green Plains, Inc.	4,840	138,182
Isramco, Inc.*	132	16,606
Jones Energy, Inc., Class A*	1,947	17,484
Magnum Hunter Resources Corp.*	30,235	80,727
Matador Resources Co.*	6,286	137,789
Miller Energy Resources, Inc.*	311	194
Pacific Ethanol, Inc.*	365	3,938
Panhandle Oil and Gas, Inc., Class A	2,093	41,420
Parsley Energy, Inc., Class A*	8,113	129,646
PDC Energy, Inc.*	387	20,914
PetroQuest Energy, Inc.*	8,033	18,476
REX American Resources Corp.*	784	47,675
Rex Energy Corp.*	7,449	27,710
Ring Energy, Inc.*	3,107	32,996
Rosetta Resources, Inc.*	1,228	20,901
RSP Permian, Inc.*	968	24,384
Sanchez Energy Corp.*	4,707	61,238
SemGroup Corp., Class A	6,479	527,002
Solazyme, Inc.*	11,485	32,847
Synergy Resources Corp.*	12,226	144,878
TransAtlantic Petroleum Ltd.*	1,737	9,276
Triangle Petroleum Corp.*	5,932	29,838
Vertex Energy, Inc.*	2,101	7,774
W&T Offshore, Inc.	2,006	10,251
Western Refining, Inc.	7,474	369,141

		3,466,747

Total Energy		3,975,752

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (8.4%)
Banks (0.5%)
Bank of the Ozarks, Inc.	12,082	$446,188
Cardinal Financial Corp.	252	5,035
CommunityOne Bancorp*	113	1,112
Eagle Bancorp, Inc.*	3,256	125,031
First Financial Bankshares, Inc.	5,349	147,846
Home BancShares, Inc./Arkansas	6,621	224,386
Independent Bank Group, Inc.	602	23,424
Investors Bancorp, Inc.	6,460	75,711
LegacyTexas Financial Group, Inc.	678	15,411
ServisFirst Bancshares, Inc.	63	2,078
Square 1 Financial, Inc., Class A*	332	8,888
Texas Capital Bancshares, Inc.*	2,474	120,360
Western Alliance Bancorp*	6,138	181,930

		1,377,400

Capital Markets (5.2%)
Actua Corp.*	37,211	576,398
BGC Partners, Inc., Class A	7,161	67,671
CIFC Corp.	123	941
Cohen & Steers, Inc.	2,928	119,902
Diamond Hill Investment Group, Inc.	429	68,640
Evercore Partners, Inc., Class A	5,012	258,920
Fifth Street Asset Management, Inc.	621	6,999
Financial Engines, Inc.	90,962	3,804,940
GAMCO Investors, Inc., Class A	980	76,940
Greenhill & Co., Inc.	60,295	2,390,697
HFF, Inc., Class A	4,988	187,250
INTL FCStone, Inc.*	509	15,133
Ladenburg Thalmann Financial Services, Inc.*	14,968	57,776
Medley Management, Inc., Class A	650	7,143
Moelis & Co., Class A	171	5,151
OM Asset Management plc	2,182	40,672
Pzena Investment Management, Inc., Class A	1,771	16,240
RCS Capital Corp., Class A	1,442	15,343
Silvercrest Asset Management Group, Inc., Class A	905	12,896
Virtus Investment Partners, Inc.	1,077	140,839
Westwood Holdings Group, Inc.	1,113	67,114
WisdomTree Investments, Inc.	325,913	6,994,093

		14,931,698

Consumer Finance (0.3%)
Credit Acceptance Corp.*	982	191,490
Encore Capital Group, Inc.*	2,695	112,085
First Cash Financial Services, Inc.*	4,409	205,107
PRA Group, Inc.*	7,617	413,755
World Acceptance Corp.*	1,189	86,702

		1,009,139

Diversified Financial Services (0.4%)
Capitol Acquisition Corp. II*	50,677	532,109
MarketAxess Holdings, Inc.	5,717	473,939
On Deck Capital, Inc.*	316	6,728

		1,012,776

Insurance (0.2%)
AmTrust Financial Services, Inc.	3,285	187,196
Atlas Financial Holdings, Inc.*	1,678	29,650
Crawford & Co., Class B	1,153	9,962
eHealth, Inc.*	2,755	25,842
Employers Holdings, Inc.	2,785	75,167
Federated National Holding Co.	1,898	58,079
HCI Group, Inc.	893	40,962
Heritage Insurance Holdings, Inc.*	1,129	24,849
Infinity Property & Casualty Corp.	637	52,266
James River Group Holdings Ltd.	287	6,753
Maiden Holdings Ltd.	806	11,953
National Interstate Corp.	189	5,307
Patriot National, Inc.*	526	6,680
State National Cos., Inc.	962	9,572
United Insurance Holdings Corp.	2,304	51,840
Universal Insurance Holdings, Inc.	4,487	114,823

		710,901

Real Estate Investment Trusts (REITs) (1.4%)
Alexander’s, Inc. (REIT)	297	135,604
Aviv REIT, Inc. (REIT)	280	10,220
CareTrust REIT, Inc. (REIT)	3,913	53,060
CoreSite Realty Corp. (REIT)	3,170	154,316
DuPont Fabros Technology, Inc. (REIT)	3,071	100,360
Easterly Government Properties, Inc. (REIT)*	475	7,624
EastGroup Properties, Inc. (REIT)	4,318	259,684
Empire State Realty Trust, Inc. (REIT), Class A	13,834	260,218
InfraREIT, Inc. (REIT)	486	13,895
National Health Investors, Inc. (REIT)	5,660	401,917
Potlatch Corp. (REIT)	6,129	245,405
PS Business Parks, Inc. (REIT)	1,481	122,982
QTS Realty Trust, Inc. (REIT), Class A	2,171	79,046
Ryman Hospitality Properties, Inc. (REIT)	3,365	204,962
Sabra Health Care REIT, Inc. (REIT)	8,381	277,830
Saul Centers, Inc. (REIT)	1,278	73,102
Sovran Self Storage, Inc. (REIT)	4,660	437,760
Strategic Hotels & Resorts, Inc. (REIT)*	31,183	387,605
Sun Communities, Inc. (REIT)	7,265	484,721
UMH Properties, Inc. (REIT)	387	3,897
Universal Health Realty Income Trust (REIT)	1,705	95,906
Urstadt Biddle Properties, Inc. (REIT), Class A	2,599	59,933

		3,870,047

Real Estate Management & Development (0.1%)
Altisource Asset Management Corp.*	180	33,323
Altisource Portfolio Solutions S.A.*	2,092	26,924
Consolidated-Tomoka Land Co.	191	11,395
Forestar Group, Inc.*	563	8,879
Kennedy-Wilson Holdings, Inc.	892	23,317
Marcus & Millichap, Inc.*	1,182	44,301
St. Joe Co.*	3,894	72,273
Tejon Ranch Co.*	201	5,316

		225,728

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	2,273	211,480
Essent Group Ltd.*	6,805	162,708
Kearny Financial Corp.*	265	3,599
LendingTree, Inc.*	418	23,412
Meridian Bancorp, Inc.*	3,164	41,670

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MGIC Investment Corp.*	21,469	$206,746
Radian Group, Inc.	5,874	98,624
Stonegate Mortgage Corp.*	397	4,295
United Financial Bancorp, Inc.	1,278	15,886

		768,420

Total Financials		23,906,109

Health Care (20.7%)
Biotechnology (7.6%)
ACADIA Pharmaceuticals, Inc.*	23,550	767,494
Acceleron Pharma, Inc.*	2,494	94,922
Achillion Pharmaceuticals, Inc.*	3,599	35,486
Acorda Therapeutics, Inc.*	6,350	211,328
Actinium Pharmaceuticals, Inc.*	3,140	7,756
Adamas Pharmaceuticals, Inc.*	455	7,958
Aegerion Pharmaceuticals, Inc.*	4,510	118,027
Agenus, Inc.*	7,448	38,208
Agios Pharmaceuticals, Inc.*	11,635	1,097,180
Akebia Therapeutics, Inc.*	1,179	13,099
Alder Biopharmaceuticals, Inc.*	1,536	44,329
Alnylam Pharmaceuticals, Inc.*	7,109	742,322
AMAG Pharmaceuticals, Inc.*	2,191	119,760
Anacor Pharmaceuticals, Inc.*	1,805	104,419
Applied Genetic Technologies Corp.*	836	16,712
Ardelyx, Inc.*	644	8,430
Arena Pharmaceuticals, Inc.*	36,708	160,414
ARIAD Pharmaceuticals, Inc.*	25,076	206,626
Array BioPharma, Inc.*	16,980	125,143
Arrowhead Research Corp.*	8,336	56,393
Atara Biotherapeutics, Inc.*	917	38,120
Auspex Pharmaceuticals, Inc.*	1,576	158,026
Avalanche Biotechnologies, Inc.*	1,030	41,736
Bellicum Pharmaceuticals, Inc.*	1,118	25,904
BioCryst Pharmaceuticals, Inc.*	8,451	76,313
BioSpecifics Technologies Corp.*	568	22,237
BioTime, Inc.*	7,801	38,771
Bluebird Bio, Inc.*	3,744	452,163
Calithera Biosciences, Inc.*	1,021	16,765
Cara Therapeutics, Inc.*	814	8,181
Celldex Therapeutics, Inc.*	13,396	373,347
Cellular Dynamics International, Inc.*	1,359	22,328
Cepheid, Inc.*	10,545	600,010
Chimerix, Inc.*	4,576	172,469
Clovis Oncology, Inc.*	10,526	781,345
Coherus Biosciences, Inc.*	902	27,583
CTI BioPharma Corp.*	22,777	41,226
Cytori Therapeutics, Inc.*	9,401	11,093
CytRx Corp.*	2,400	8,088
Dicerna Pharmaceuticals, Inc.*	538	12,928
Dyax Corp.*	20,606	345,254
Eleven Biotherapeutics, Inc.*	783	6,984
Emergent Biosolutions, Inc.*	621	17,860
Enanta Pharmaceuticals, Inc.*	1,598	48,931
Epizyme, Inc.*	2,361	44,340
Esperion Therapeutics, Inc.*	1,011	93,619
Exact Sciences Corp.*	13,449	296,147
Exelixis, Inc.*	29,622	76,129
FibroGen, Inc.*	1,249	39,194
Five Prime Therapeutics, Inc.*	3,071	70,172
Flexion Therapeutics, Inc.*	922	20,763
Foundation Medicine, Inc.*	2,113	101,656
Galectin Therapeutics, Inc.*	2,750	9,212
Galena Biopharma, Inc.*	22,565	31,365
Genocea Biosciences, Inc.*	590	6,997
Genomic Health, Inc.*	2,544	77,719
Halozyme Therapeutics, Inc.*	15,719	224,467
Heron Therapeutics, Inc.*	3,464	50,401
Hyperion Therapeutics, Inc.*	1,653	75,873
Idera Pharmaceuticals, Inc.*	11,905	44,168
Immune Design Corp.*	795	16,782
ImmunoGen, Inc.*	13,053	116,824
Immunomedics, Inc.*	11,534	44,175
Infinity Pharmaceuticals, Inc.*	7,358	102,865
Inovio Pharmaceuticals, Inc.*	8,126	66,308
Insmed, Inc.*	7,529	156,603
Insys Therapeutics, Inc.*	1,520	88,358
Intrexon Corp.*	33,313	1,511,411
Invitae Corp.*	966	16,190
Ironwood Pharmaceuticals, Inc.*	83,452	1,335,232
Isis Pharmaceuticals, Inc.*	17,813	1,134,154
Karyopharm Therapeutics, Inc.*	2,235	68,413
Keryx Biopharmaceuticals, Inc.*	15,372	195,686
Kindred Biosciences, Inc.*	1,579	11,274
Kite Pharma, Inc.*	1,259	72,619
KYTHERA Biopharmaceuticals, Inc.*	2,978	149,347
Lexicon Pharmaceuticals, Inc.*	33,307	31,452
Ligand Pharmaceuticals, Inc.*	2,999	231,253
Loxo Oncology, Inc.*	413	5,142
MacroGenics, Inc.*	3,039	95,333
MannKind Corp.*	34,640	180,128
Merrimack Pharmaceuticals, Inc.*	14,052	166,938
MiMedx Group, Inc.*	14,134	146,994
Mirati Therapeutics, Inc.*	1,296	37,999
Momenta Pharmaceuticals, Inc.*	7,685	116,812
NanoViricides, Inc.*	6,810	15,322
Navidea Biopharmaceuticals, Inc.*	17,784	28,277
NeoStem, Inc.*	1,607	4,082
Neuralstem, Inc.*	10,345	19,655
Neurocrine Biosciences, Inc.*	12,754	506,461
NewLink Genetics Corp.*	3,008	164,568
Northwest Biotherapeutics, Inc.*	6,595	48,605
Novavax, Inc.*	36,160	299,043
Ohr Pharmaceutical, Inc.*	3,173	8,059
OncoMed Pharmaceuticals, Inc.*	1,916	49,394
Oncothyreon, Inc.*	12,367	20,158
Ophthotech Corp.*	2,090	97,248
OPKO Health, Inc.*	29,936	424,193
Orexigen Therapeutics, Inc.*	18,645	145,990
Organovo Holdings, Inc.*	9,584	33,927
Osiris Therapeutics, Inc.*	2,662	46,798
Otonomy, Inc.*	1,067	37,729
PDL BioPharma, Inc.	24,248	170,585
Peregrine Pharmaceuticals, Inc.*	24,978	33,720
Portola Pharmaceuticals, Inc.*	6,943	263,556
Progenics Pharmaceuticals, Inc.*	2,402	14,364
Prothena Corp. plc*	1,060	40,428
PTC Therapeutics, Inc.*	3,216	195,694
Puma Biotechnology, Inc.*	3,715	877,149
Radius Health, Inc.*	1,213	49,927
Raptor Pharmaceutical Corp.*	10,440	113,483
Receptos, Inc.*	3,328	548,754
Regado Biosciences, Inc.*	2,306	2,813
Regulus Therapeutics, Inc.*	2,308	39,098
Repligen Corp.*	4,863	147,641
Retrophin, Inc.*	4,145	99,314
Sage Therapeutics, Inc.*	774	38,878
Sangamo BioSciences, Inc.*	10,337	162,084

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sarepta Therapeutics, Inc.*	6,185	$82,137
Spark Therapeutics, Inc.*	9,745	755,238
Spectrum Pharmaceuticals, Inc.*	2,476	15,029
Stemline Therapeutics, Inc.*	2,259	32,688
Sunesis Pharmaceuticals, Inc.*	7,325	17,946
Synageva BioPharma Corp.*	3,517	343,013
Synergy Pharmaceuticals, Inc.*	14,205	65,627
Synta Pharmaceuticals Corp.*	9,671	18,762
T2 Biosystems, Inc.*	727	11,283
TESARO, Inc.*	3,223	185,000
TG Therapeutics, Inc.*	4,121	63,793
Threshold Pharmaceuticals, Inc.*	7,433	30,178
Tokai Pharmaceuticals, Inc.*	752	8,498
Ultragenyx Pharmaceutical, Inc.*	1,131	70,224
Vanda Pharmaceuticals, Inc.*	5,081	47,253
Verastem, Inc.*	439	4,465
Versartis, Inc.*	1,249	22,944
Vitae Pharmaceuticals, Inc.*	905	10,598
Vital Therapies, Inc.*	873	21,834
Xencor, Inc.*	2,826	43,294
XOMA Corp.*	11,322	41,212
Zafgen, Inc.*	1,061	42,026
ZIOPHARM Oncology, Inc.*	13,775	148,357

		21,512,578

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	3,408	218,487
ABIOMED, Inc.*	6,058	433,632
Accuray, Inc.*	11,677	108,596
Anika Therapeutics, Inc.*	2,208	90,903
Antares Pharma, Inc.*	17,756	48,119
AtriCure, Inc.*	3,060	62,699
Atrion Corp.	232	80,158
Cantel Medical Corp.	5,135	243,913
Cardiovascular Systems, Inc.*	4,197	163,851
Cerus Corp.*	13,618	56,787
Cyberonics, Inc.*	4,094	265,783
Cynosure, Inc., Class A*	1,188	36,436
DexCom, Inc.*	11,342	707,060
Endologix, Inc.*	9,733	166,142
Entellus Medical, Inc.*	470	10,293
GenMark Diagnostics, Inc.*	6,275	81,450
Globus Medical, Inc., Class A*	10,029	253,132
Haemonetics Corp.*	713	32,028
HeartWare International, Inc.*	2,586	226,973
Inogen, Inc.*	767	24,536
Insulet Corp.*	8,430	281,141
Integra LifeSciences Holdings Corp.*	1,559	96,112
K2M Group Holdings, Inc.*	1,317	29,040
LDR Holding Corp.*	2,508	91,893
Masimo Corp.*	6,822	224,990
Meridian Bioscience, Inc.	6,339	120,948
Natus Medical, Inc.*	4,882	192,693
Neogen Corp.*	5,581	260,800
Nevro Corp.*	1,004	48,122
NuVasive, Inc.*	5,917	272,123
NxStage Medical, Inc.*	9,310	161,063
Ocular Therapeutix, Inc.*	803	33,714
OraSure Technologies, Inc.*	534	3,492
Oxford Immunotec Global plc*	2,516	35,425
Quidel Corp.*	4,339	117,066
Rockwell Medical, Inc.*	908	9,924
Roka Bioscience, Inc.*	655	2,096
Second Sight Medical Products, Inc.*	354	4,538
Sientra, Inc.*	24,450	469,196
Spectranetics Corp.*	6,312	219,405
STAAR Surgical Co.*	5,867	43,592
STERIS Corp.	8,936	627,933
SurModics, Inc.*	332	8,642
Tandem Diabetes Care, Inc.*	1,274	16,078
Thoratec Corp.*	8,107	339,602
TransEnterix, Inc.*	323	946
TriVascular Technologies, Inc.*	1,113	11,675
Unilife Corp.*	15,569	62,432
Utah Medical Products, Inc.	572	34,240
Vascular Solutions, Inc.*	2,601	78,862
Veracyte, Inc.*	972	7,076
West Pharmaceutical Services, Inc.	10,680	643,043
Wright Medical Group, Inc.*	3,552	91,642
Zeltiq Aesthetics, Inc.*	4,411	135,991

		8,086,513

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.*	511	15,626
Acadia Healthcare Co., Inc.*	6,502	465,543
Aceto Corp.	661	14,542
Addus HomeCare Corp.*	109	2,509
Adeptus Health, Inc., Class A*	491	24,658
Air Methods Corp.*	5,972	278,236
Alliance HealthCare Services, Inc.*	229	5,079
Amsurg Corp.*	1,389	85,451
Bio-Reference Laboratories, Inc.*	3,490	122,988
BioTelemetry, Inc.*	2,335	20,665
Capital Senior Living Corp.*	4,434	115,018
Chemed Corp.	2,648	316,171
Civitas Solutions, Inc.*	1,178	24,667
CorVel Corp.*	1,697	58,394
Ensign Group, Inc.	3,178	148,921
ExamWorks Group, Inc.*	5,286	220,003
Genesis Healthcare, Inc.*	1,559	11,100
HealthEquity, Inc.*	70,056	1,750,700
HealthSouth Corp.	10,109	448,435
Healthways, Inc.*	2,492	49,093
IPC Healthcare, Inc.*	1,523	71,033
Kindred Healthcare, Inc.	1,272	30,261
Landauer, Inc.	1,451	50,988
Molina Healthcare, Inc.*	4,604	309,803
National Research Corp., Class A	1,210	17,424
National Research Corp., Class B	206	6,592
Providence Service Corp.*	1,753	93,119
RadNet, Inc.*	4,656	39,110
Select Medical Holdings Corp.	11,262	167,016
Surgical Care Affiliates, Inc.*	1,816	62,343
Team Health Holdings, Inc.*	10,605	620,499
U.S. Physical Therapy, Inc.	1,862	88,445
WellCare Health Plans, Inc.*	507	46,370

		5,780,802

Health Care Technology (5.3%)
athenahealth, Inc.*	41,453	4,949,074
Castlight Health, Inc., Class B*	184,867	1,434,568
Computer Programs & Systems, Inc.	1,704	92,459
Connecture, Inc.*	714	7,390
HealthStream, Inc.*	3,233	81,471
HMS Holdings Corp.*	126,501	1,954,440
Imprivata, Inc.*	587	8,218
MedAssets, Inc.*	8,674	163,245
Medidata Solutions, Inc.*	99,799	4,894,143

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Merge Healthcare, Inc.*	10,674	$47,713
Omnicell, Inc.*	5,548	194,735
Quality Systems, Inc.	7,570	120,969
Veeva Systems, Inc., Class A*	46,869	1,196,565
Vocera Communications, Inc.*	3,494	34,660

		15,179,650

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	3,407	76,657
Affymetrix, Inc.*	2,807	35,256
Cambrex Corp.*	4,687	185,746
Enzo Biochem, Inc.*	5,464	16,119
Fluidigm Corp.*	4,261	179,388
Furiex Pharmaceuticals, Inc.*†	1,075	7,877
INC Research Holdings, Inc., Class A*	1,264	41,371
Luminex Corp.*	5,739	91,824
NanoString Technologies, Inc.*	1,494	15,224
Pacific Biosciences of California, Inc.*	8,656	50,551
PAREXEL International Corp.*	8,622	594,832
PRA Health Sciences, Inc.*	2,607	75,186
Sequenom, Inc.*	17,587	69,468

		1,439,499

Pharmaceuticals (2.4%)
AcelRx Pharmaceuticals, Inc.*	3,741	14,440
Achaogen, Inc.*	1,031	10,063
Aerie Pharmaceuticals, Inc.*	1,566	49,078
Akorn, Inc.*	9,467	449,777
Alimera Sciences, Inc.*	3,947	19,774
Amphastar Pharmaceuticals, Inc.*	1,238	18,520
Ampio Pharmaceuticals, Inc.*	6,175	46,498
ANI Pharmaceuticals, Inc.*	1,040	65,052
Aratana Therapeutics, Inc.*	4,353	69,692
BioDelivery Sciences International, Inc.*	6,349	66,665
Bio-Path Holdings, Inc.*	10,998	19,796
Catalent, Inc.*	6,708	208,954
Cempra, Inc.*	4,539	155,733
Corcept Therapeutics, Inc.*	8,101	45,366
Depomed, Inc.*	8,825	197,768
Dermira, Inc.*	976	14,982
Egalet Corp.*	598	7,732
Endocyte, Inc.*	5,690	35,619
Flex Pharma, Inc.*	714	13,994
Horizon Pharma plc*	9,861	256,090
IGI Laboratories, Inc.*	4,841	39,503
Impax Laboratories, Inc.*	46,428	2,176,080
Intersect ENT, Inc.*	514	13,277
Intra-Cellular Therapies, Inc.*	3,008	71,831
Lannett Co., Inc.*	3,922	265,559
Medicines Co.*	9,012	252,516
Nektar Therapeutics*	10,911	120,021
Omeros Corp.*	5,301	116,781
Omthera Pharmaceuticals, Inc.*†	899	405
Pacira Pharmaceuticals, Inc.*	5,414	481,034
Pain Therapeutics, Inc.*	5,666	10,709
Pernix Therapeutics Holdings, Inc.*	5,002	53,471
Phibro Animal Health Corp., Class A	2,236	79,177
POZEN, Inc.*	4,224	32,609
Prestige Brands Holdings, Inc.*	7,852	336,772
Relypsa, Inc.*	3,116	112,394
Repros Therapeutics, Inc.*	3,741	32,135
Revance Therapeutics, Inc.*	833	17,268
Sagent Pharmaceuticals, Inc.*	2,668	62,031
SciClone Pharmaceuticals, Inc.*	4,856	43,024
Sucampo Pharmaceuticals, Inc., Class A*	2,673	41,592
Supernus Pharmaceuticals, Inc.*	4,436	53,631
Tetraphase Pharmaceuticals, Inc.*	4,629	169,607
TherapeuticsMD, Inc.*	17,930	108,477
Theravance Biopharma, Inc.*	3,352	58,157
Theravance, Inc.	11,843	186,172
VIVUS, Inc.*	13,774	33,884
XenoPort, Inc.*	907	6,458
Zogenix, Inc.*	18,534	25,392
ZS Pharma, Inc.*	914	38,461

		6,804,021

Total Health Care		58,803,063

Industrials (12.6%)
Aerospace & Defense (0.6%)
Aerovironment, Inc.*	1,600	42,416
American Science & Engineering, Inc.	142	6,938
Astronics Corp.*	2,863	211,003
Cubic Corp.	184	9,526
Curtiss-Wright Corp.	1,908	141,078
Ducommun, Inc.*	665	17,224
GenCorp, Inc.*	9,119	211,470
HEICO Corp.	10,077	615,402
Moog, Inc., Class A*	480	36,024
SIFCO Industries, Inc.	75	1,634
Sparton Corp.*	1,564	38,318
TASER International, Inc.*	8,200	197,702
Teledyne Technologies, Inc.*	1,210	129,143

		1,657,878

Air Freight & Logistics (2.0%)
Echo Global Logistics, Inc.*	3,546	96,664
Forward Air Corp.	4,733	257,002
Hub Group, Inc., Class A*	5,600	220,024
Park-Ohio Holdings Corp.	1,334	70,262
XPO Logistics, Inc.*	109,908	4,997,516

		5,641,468

Airlines (0.2%)
Allegiant Travel Co.	2,089	401,694
Hawaiian Holdings, Inc.*	6,861	151,113
JetBlue Airways Corp.*	5,339	102,776
Virgin America, Inc.*	518	15,747

		671,330

Building Products (0.5%)
AAON, Inc.	6,398	156,943
Advanced Drainage Systems, Inc.	1,554	46,527
American Woodmark Corp.*	1,889	103,385
Apogee Enterprises, Inc.	2,615	112,968
Builders FirstSource, Inc.*	6,986	46,597
Continental Building Products, Inc.*	1,839	41,543
Griffon Corp.	1,298	22,624
Insteel Industries, Inc.	2,511	54,313
Masonite International Corp.*	593	39,885
NCI Building Systems, Inc.*	4,278	73,924
Norcraft Cos., Inc.*	1,160	29,661
Nortek, Inc.*	1,382	121,961
Patrick Industries, Inc.*	1,250	77,837
PGT, Inc.*	7,283	81,388
Ply Gem Holdings, Inc.*	2,825	36,725

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	205	$4,047
Simpson Manufacturing Co., Inc.	415	15,509
Trex Co., Inc.*	5,091	277,612

		1,343,449

Commercial Services & Supplies (1.0%)
ARC Document Solutions, Inc.*	6,255	57,734
Casella Waste Systems, Inc., Class A*	5,106	28,083
Cenveo, Inc.*	3,270	6,998
Deluxe Corp.	3,892	269,638
Healthcare Services Group, Inc.	10,641	341,895
Heritage-Crystal Clean, Inc.*	1,466	17,152
Herman Miller, Inc.	8,984	249,396
HNI Corp.	6,309	348,067
InnerWorkings, Inc.*	284	1,908
Interface, Inc.	10,117	210,231
Knoll, Inc.	7,337	171,906
Mobile Mini, Inc.	555	23,665
MSA Safety, Inc.	4,493	224,111
Multi-Color Corp.	896	62,120
Performant Financial Corp.*	4,385	14,909
Quest Resource Holding Corp.*	1,842	2,321
SP Plus Corp.*	2,201	48,092
Steelcase, Inc., Class A	12,531	237,337
Team, Inc.*	3,128	121,929
Tetra Tech, Inc.	589	14,148
U.S. Ecology, Inc.	3,282	164,002
West Corp.	3,067	103,450

		2,719,092

Construction & Engineering (0.2%)
Aegion Corp.*	601	10,848
Argan, Inc.	770	27,851
Comfort Systems USA, Inc.	1,139	23,965
Dycom Industries, Inc.*	4,579	223,638
Furmanite Corp.*	5,819	45,912
Great Lakes Dredge & Dock Corp.*	815	4,898
MasTec, Inc.*	9,915	191,360
Primoris Services Corp.	5,817	99,994
Sterling Construction Co., Inc.*	98	443

		628,909

Electrical Equipment (0.6%)
AZZ, Inc.	3,894	181,422
Capstone Turbine Corp.*	50,113	32,574
Encore Wire Corp.	2,402	90,988
EnerSys, Inc.	1,538	98,801
Enphase Energy, Inc.*	2,743	36,180
Franklin Electric Co., Inc.	6,701	255,576
FuelCell Energy, Inc.*	35,414	44,268
Generac Holdings, Inc.*	10,393	506,035
Polypore International, Inc.*	6,848	403,347
Power Solutions International, Inc.*	687	44,167
Preformed Line Products Co.	34	1,432
Revolution Lighting Technologies, Inc.*	4,697	5,214
TCP International Holdings Ltd.*	654	1,203
Thermon Group Holdings, Inc.*	4,870	117,221
Vicor Corp.*	367	5,578

		1,824,006

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,527	113,082

Machinery (1.9%)
Accuride Corp.*	5,251	24,470
Albany International Corp., Class A	488	19,398
Altra Industrial Motion Corp.	4,133	114,236
American Railcar Industries, Inc.	1,345	66,887
ARC Group Worldwide, Inc.*	438	2,339
Blount International, Inc.	7,553	97,283
Chart Industries, Inc.*	4,668	163,730
CIRCOR International, Inc.	2,430	132,921
CLARCOR, Inc.	7,205	475,962
Columbus McKinnon Corp.	344	9,267
Commercial Vehicle Group, Inc.*	3,989	25,689
Douglas Dynamics, Inc.	2,968	67,789
Dynamic Materials Corp.	118	1,507
Energy Recovery, Inc.*	1,705	4,416
EnPro Industries, Inc.	3,443	227,066
ExOne Co.*	1,561	21,308
Global Brass & Copper Holdings, Inc.	2,950	45,578
Gorman-Rupp Co.	2,864	85,777
Graham Corp.	1,530	36,674
Greenbrier Cos., Inc.	4,181	242,498
Harsco Corp.	12,281	211,970
Hillenbrand, Inc.	9,560	295,117
Hyster-Yale Materials Handling, Inc.	1,574	115,358
John Bean Technologies Corp.	4,438	158,525
Kadant, Inc.	248	13,047
Lindsay Corp.	1,580	120,475
Lydall, Inc.*	2,224	70,545
Manitex International, Inc.*	2,115	20,579
Meritor, Inc.*	7,900	99,619
Miller Industries, Inc.	55	1,348
Mueller Industries, Inc.	5,604	202,473
Mueller Water Products, Inc., Class A	24,159	237,966
NN, Inc.	2,495	62,575
Omega Flex, Inc.	421	10,588
Proto Labs, Inc.*	3,430	240,100
RBC Bearings, Inc.	3,534	270,492
Rexnord Corp.*	11,455	305,734
Standex International Corp.	1,393	114,407
Sun Hydraulics Corp.	3,374	139,549
Tennant Co.	2,796	182,775
TriMas Corp.*	6,085	187,357
Twin Disc, Inc.	888	15,691
Wabash National Corp.*	10,480	147,768
Watts Water Technologies, Inc., Class A	280	15,408
Woodward, Inc.	6,729	343,246
Xerium Technologies, Inc.*	1,634	26,503

		5,474,010

Marine (0.0%)
Matson, Inc.	2,240	94,438

Professional Services (4.6%)
Advisory Board Co.*	75,975	4,047,948
Barrett Business Services, Inc.	1,101	47,167
Corporate Executive Board Co.	50,646	4,044,590
Exponent, Inc.	1,978	175,844
Franklin Covey Co.*	955	18,393
GP Strategies Corp.*	1,396	51,652
Hill International, Inc.*	4,116	14,776

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Huron Consulting Group, Inc.*	363	$24,013
Insperity, Inc.	3,437	179,721
Kforce, Inc.	3,762	83,930
Korn/Ferry International	3,899	128,160
Mistras Group, Inc.*	2,540	48,920
On Assignment, Inc.*	7,781	298,557
Paylocity Holding Corp.*	387	11,084
RPX Corp.*	856	12,318
TriNet Group, Inc.*	757	26,669
TrueBlue, Inc.*	6,312	153,697
WageWorks, Inc.*	70,656	3,768,085

		13,135,524

Road & Rail (0.5%)
ArcBest Corp.	3,632	137,616
Celadon Group, Inc.	196	5,335
Heartland Express, Inc.	8,243	195,854
Knight Transportation, Inc.	9,078	292,766
Marten Transport Ltd.	1,510	35,032
P.A.M. Transportation Services, Inc.*	54	3,093
Quality Distribution, Inc.*	981	10,134
Roadrunner Transportation Systems, Inc.*	1,572	39,724
Saia, Inc.*	3,744	165,859
Swift Transportation Co.*	12,840	334,097
Universal Truckload Services, Inc.	638	16,065
Werner Enterprises, Inc.	1,406	44,162
YRC Worldwide, Inc.*	817	14,673

		1,294,410

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	2,953	66,324
Applied Industrial Technologies, Inc.	2,328	105,551
Beacon Roofing Supply, Inc.*	1,616	50,581
DXP Enterprises, Inc.*	1,977	87,166
General Finance Corp.*	1,627	13,130
H&E Equipment Services, Inc.	4,769	119,177
Kaman Corp.	2,160	91,649
Neff Corp., Class A*	569	5,997
Rush Enterprises, Inc., Class A*	4,377	119,755
Stock Building Supply Holdings, Inc.*	2,251	40,653
TAL International Group, Inc.*	1,772	72,174
Textainer Group Holdings Ltd.	828	24,832
Titan Machinery, Inc.*	407	5,433
Watsco, Inc.	3,928	493,750

		1,296,172

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,358	20,805

Total Industrials		35,914,573

Information Technology (28.2%)
Communications Equipment (1.1%)
ADTRAN, Inc.	4,155	77,574
Aerohive Networks, Inc.*	649	2,895
Alliance Fiber Optic Products, Inc.	1,912	33,307
Applied Optoelectronics, Inc.*	2,225	30,883
Aruba Networks, Inc.*	16,240	397,718
CalAmp Corp.*	5,482	88,754
Ciena Corp.*	15,916	307,338
Clearfield, Inc.*	1,723	25,535
Extreme Networks, Inc.*	9,941	31,414
Finisar Corp.*	14,780	315,405
Harmonic, Inc.*	1,762	13,056
Infinera Corp.*	15,749	309,783
InterDigital, Inc.	5,633	285,818
Ixia*	953	11,560
KVH Industries, Inc.*	1,889	28,562
Numerex Corp., Class A*	1,785	20,349
ParkerVision, Inc.*	14,551	12,077
Plantronics, Inc.	5,704	302,027
Polycom, Inc.*	9,588	128,479
Procera Networks, Inc.*	480	4,507
Ruckus Wireless, Inc.*	9,907	127,503
ShoreTel, Inc.*	9,471	64,592
Sonus Networks, Inc.*	7,444	58,659
TESSCO Technologies, Inc.	43	1,060
Ubiquiti Networks, Inc.	4,529	133,832
ViaSat, Inc.*	6,284	374,589

		3,187,276

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	1,849	140,764
Badger Meter, Inc.	2,198	131,748
Belden, Inc.	6,587	616,280
Cognex Corp.*	29,206	1,448,326
Coherent, Inc.*	277	17,994
Control4 Corp.*	1,797	21,528
CUI Global, Inc.*	2,021	11,843
Daktronics, Inc.	4,199	45,391
DTS, Inc.*	728	24,803
Electro Rent Corp.	234	2,654
FARO Technologies, Inc.*	14,594	906,725
FEI Co.	6,416	489,797
InvenSense, Inc.*	10,850	165,028
Littelfuse, Inc.	2,930	291,213
Maxwell Technologies, Inc.*	4,562	36,770
Mesa Laboratories, Inc.	421	30,396
Methode Electronics, Inc.	5,768	271,327
MTS Systems Corp.	2,293	173,465
Newport Corp.*	5,390	102,733
OSI Systems, Inc.*	687	51,017
Plexus Corp.*	1,794	73,141
RealD, Inc.*	6,114	78,198
Rogers Corp.*	777	63,877
Speed Commerce, Inc.*	5,766	3,683
SYNNEX Corp.	475	36,694
Universal Display Corp.*	29,853	1,395,628

		6,631,023

Internet Software & Services (10.8%)
Amber Road, Inc.*	1,219	11,276
Angie’s List, Inc.*	104,643	614,254
Autohome, Inc. (ADR)*	42,606	1,873,386
Bankrate, Inc.*	945	10,716
Bazaarvoice, Inc.*	3,173	17,927
Benefitfocus, Inc.*	63,963	2,353,199
Borderfree, Inc.*	817	4,910
Box, Inc., Class A*	1,346	26,583
Brightcove, Inc.*	4,838	35,462
Carbonite, Inc.*	2,654	37,952
Care.com, Inc.*	1,120	8,490
ChannelAdvisor Corp.*	3,179	30,804
Cimpress N.V.*	5,064	427,300
comScore, Inc.*	5,254	269,005
Constant Contact, Inc.*	4,771	182,300
Cornerstone OnDemand, Inc.*	8,089	233,691
Coupons.com, Inc.*	82,669	970,534
Criteo S.A. (ADR)*	121,120	4,784,240
Cvent, Inc.*	2,748	77,054

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dealertrack Technologies, Inc.*	91,238	$3,514,488
Demandware, Inc.*	4,572	278,435
Dice Holdings, Inc.*	1,973	17,599
Endurance International Group Holdings, Inc.*	4,542	86,570
Envestnet, Inc.*	5,170	289,934
Everyday Health, Inc.*	55,757	717,035
Five9, Inc.*	1,661	9,235
Global Sources Ltd.*	249	1,459
Gogo, Inc.*	8,488	161,781
GrubHub, Inc.*	141,351	6,415,922
GTT Communications, Inc.*	2,441	46,086
Hortonworks, Inc.*	774	18,452
j2 Global, Inc.	7,150	469,612
Just Eat plc*	275,365	1,780,485
LivePerson, Inc.*	8,224	84,173
LogMeIn, Inc.*	3,692	206,715
Marchex, Inc., Class B	5,174	21,110
Marin Software, Inc.*	3,992	25,110
Marketo, Inc.*	29,549	757,045
New Relic, Inc.*	7,071	245,364
NIC, Inc.	9,898	174,898
OPOWER, Inc.*	62,052	628,587
Perficient, Inc.*	3,427	70,905
Q2 Holdings, Inc.*	1,405	29,702
Reis, Inc.	123	3,154
RetailMeNot, Inc.*	4,712	84,863
Rocket Fuel, Inc.*	2,860	26,312
SciQuest, Inc.*	4,196	71,038
Shutterstock, Inc.*	2,327	159,795
SPS Commerce, Inc.*	2,446	164,127
Stamps.com, Inc.*	1,972	132,696
Textura Corp.*	2,837	77,110
Travelzoo, Inc.*	1,128	10,874
TrueCar, Inc.*	1,168	20,849
Unwired Planet, Inc.*	14,886	8,512
Web.com Group, Inc.*	7,882	149,364
WebMD Health Corp.*	5,905	258,846
Wix.com Ltd.*	2,100	40,236
XO Group, Inc.*	4,067	71,864
Xoom Corp.*	4,721	69,351
Youku Tudou, Inc. (ADR)*	45,524	569,050
Zillow Group, Inc., Class A*	7,722	774,517

		30,712,343

IT Services (1.7%)
Blackhawk Network Holdings, Inc.*	8,012	286,589
Cardtronics, Inc.*	6,716	252,522
Cass Information Systems, Inc.	1,741	97,740
CSG Systems International, Inc.	2,126	64,609
EPAM Systems, Inc.*	5,414	331,824
Euronet Worldwide, Inc.*	7,694	452,022
EVERTEC, Inc.	10,038	219,431
ExlService Holdings, Inc.*	2,092	77,822
Forrester Research, Inc.	1,648	60,613
Hackett Group, Inc.	1,010	9,029
Heartland Payment Systems, Inc.	5,411	253,505
Higher One Holdings, Inc.*	2,424	5,866
IGATE Corp.*	5,555	236,976
Information Services Group, Inc.	5,116	20,413
Lionbridge Technologies, Inc.*	10,079	57,652
Luxoft Holding, Inc.*	1,212	62,709
MAXIMUS, Inc.	10,259	684,891
Science Applications International Corp.	6,002	308,203
Sykes Enterprises, Inc.*	529	13,146
Syntel, Inc.*	4,686	242,407
TeleTech Holdings, Inc.	1,364	34,714
Unisys Corp.*	4,661	108,182
Virtusa Corp.*	3,926	162,458
WEX, Inc.*	5,872	630,418

		4,673,741

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Energy Industries, Inc.*	5,697	146,185
Ambarella, Inc.*	4,379	331,534
Amkor Technology, Inc.*	6,786	59,954
Applied Micro Circuits Corp.*	11,859	60,481
Brooks Automation, Inc.	681	7,920
Cabot Microelectronics Corp.*	3,067	153,258
Cascade Microtech, Inc.*	82	1,113
Cavium, Inc.*	7,973	564,648
Cirrus Logic, Inc.*	2,814	93,594
Cypress Semiconductor Corp.*	46,380	654,422
Diodes, Inc.*	3,779	107,928
Entegris, Inc.*	11,666	159,707
Entropic Communications, Inc.*	898	2,658
Exar Corp.*	801	8,050
Inphi Corp.*	4,761	84,888
Integrated Device Technology, Inc.*	14,883	297,958
Lattice Semiconductor Corp.*	17,858	113,220
MA-COM Technology Solutions Holdings, Inc.*	1,946	72,508
MaxLinear, Inc., Class A*	4,315	35,081
Micrel, Inc.	6,708	101,157
Microsemi Corp.*	9,782	346,283
Monolithic Power Systems, Inc.	5,855	308,266
Nanometrics, Inc.*	1,988	33,438
NVE Corp.	315	21,710
PDF Solutions, Inc.*	4,649	83,310
PMC-Sierra, Inc.*	8,228	76,356
Power Integrations, Inc.	4,622	240,714
Qorvo, Inc.*	21,712	1,730,446
QuickLogic Corp.*	7,958	15,359
Rambus, Inc.*	17,276	217,246
Rubicon Technology, Inc.*	397	1,564
Rudolph Technologies, Inc.*	698	7,692
Semtech Corp.*	10,206	271,939
Silicon Laboratories, Inc.*	4,551	231,054
Synaptics, Inc.*	5,478	445,389
Tessera Technologies, Inc.	70,383	2,835,027
Ultra Clean Holdings, Inc.*	1,399	10,003
Ultratech, Inc.*	794	13,768
Vitesse Semiconductor Corp.*	7,735	41,073
Xcerra Corp.*	3,244	28,839

		10,015,740

Software (8.3%)
A10 Networks, Inc.*	1,747	7,565
ACI Worldwide, Inc.*	17,320	375,151
Advent Software, Inc.	7,819	344,896
American Software, Inc., Class A	3,786	38,693
Aspen Technology, Inc.*	13,953	537,051
AVG Technologies N.V.*	5,344	115,698
Barracuda Networks, Inc.*	1,195	45,972
Blackbaud, Inc.	7,024	332,797
Bottomline Technologies de, Inc.*	5,040	137,945
BroadSoft, Inc.*	4,346	145,417
Callidus Software, Inc.*	8,085	102,518
CommVault Systems, Inc.*	7,186	314,028

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Comverse, Inc.*	3,450	$67,965
Covisint Corp.*	136	276
Cyan, Inc.*	4,100	16,359
Digimarc Corp.	984	21,599
Ellie Mae, Inc.*	43,843	2,424,956
EnerNOC, Inc.*	1,043	11,890
Epiq Systems, Inc.	255	4,572
ePlus, Inc.*	39	3,390
Fair Isaac Corp.	4,854	430,647
FireEye, Inc.*	19,969	783,783
Fleetmatics Group plc*	48,153	2,159,662
Gigamon, Inc.*	3,692	78,418
Globant S.A.*	785	16,532
Glu Mobile, Inc.*	12,464	62,445
Guidance Software, Inc.*	2,684	14,520
Guidewire Software, Inc.*	79,225	4,168,027
HubSpot, Inc.*	636	25,376
Imperva, Inc.*	3,882	165,761
Infoblox, Inc.*	7,400	176,638
Interactive Intelligence Group, Inc.*	2,554	105,174
Jive Software, Inc.*	6,550	33,602
Kofax Ltd.*	11,292	123,647
Manhattan Associates, Inc.*	11,454	579,687
Mavenir Systems, Inc.*	1,736	30,797
MicroStrategy, Inc., Class A*	1,380	233,482
MobileIron, Inc.*	1,309	12,121
Model N, Inc.*	2,071	24,769
Monotype Imaging Holdings, Inc.	5,999	195,807
NetScout Systems, Inc.*	5,546	243,192
Park City Group, Inc.*	1,427	19,664
Pegasystems, Inc.	5,394	117,320
Proofpoint, Inc.*	5,888	348,687
PROS Holdings, Inc.*	3,591	88,734
QAD, Inc., Class A	886	21,441
Qlik Technologies, Inc.*	13,633	424,395
Qualys, Inc.*	3,044	141,485
Rally Software Development Corp.*	3,795	59,544
RealPage, Inc.*	40,436	814,381
Rubicon Project, Inc.*	1,144	20,501
Sapiens International Corp. N.V.*	400	3,280
Silver Spring Networks, Inc.*	4,992	44,629
Solera Holdings, Inc.	54,545	2,817,795
SS&C Technologies Holdings, Inc.	10,295	641,379
Synchronoss Technologies, Inc.*	5,361	254,433
Take-Two Interactive Software, Inc.*	1,021	25,990
Tangoe, Inc.*	5,929	81,820
TiVo, Inc.*	4,930	52,307
TubeMogul, Inc.*	193	2,667
Tyler Technologies, Inc.*	5,002	602,891
Ultimate Software Group, Inc.*	4,285	728,257
Varonis Systems, Inc.*	734	18,834
VASCO Data Security International, Inc.*	4,463	96,133
Verint Systems, Inc.*	8,594	532,226
VirnetX Holding Corp.*	6,684	40,706
Vringo, Inc.*	9,308	6,054
Workiva, Inc.*	775	11,160
Xero Ltd.*	37,914	682,622
Yodlee, Inc.*	745	10,028
Zendesk, Inc.*	1,607	36,463
Zix Corp.*	9,098	35,755

		23,494,406

Technology Hardware, Storage & Peripherals (0.5%)
Cray, Inc.*	6,173	173,338
Dot Hill Systems Corp.*	9,035	47,885
Electronics for Imaging, Inc.*	7,087	295,882
Immersion Corp.*	4,309	39,557
Nimble Storage, Inc.*	23,197	517,525
Quantum Corp.*	13,540	21,664
Silicon Graphics International Corp.*	5,194	45,136
Super Micro Computer, Inc.*	5,229	173,655
Violin Memory, Inc.*	11,982	45,172

		1,359,814

Total Information Technology		80,074,343

Materials (3.5%)
Chemicals (1.4%)
A. Schulman, Inc.	1,033	49,791
Balchem Corp.	4,618	255,745
Calgon Carbon Corp.	8,131	171,320
Chase Corp.	922	40,319
Chemtura Corp.*	11,084	302,482
Ferro Corp.*	10,921	137,058
Flotek Industries, Inc.*	8,194	120,780
FutureFuel Corp.	601	6,172
H.B. Fuller Co.	7,630	327,098
Hawkins, Inc.	227	8,624
Innophos Holdings, Inc.	1,919	108,155
Innospec, Inc.	774	35,906
Koppers Holdings, Inc.	3,142	61,835
Kronos Worldwide, Inc.	288	3,643
Marrone Bio Innovations, Inc.*	2,104	8,142
Minerals Technologies, Inc.	1,460	106,726
OMNOVA Solutions, Inc.*	7,228	61,655
Platform Specialty Products Corp.*	56,706	1,455,076
PolyOne Corp.	13,409	500,826
Quaker Chemical Corp.	1,393	119,296
Rentech, Inc.*	29,741	33,310
Senomyx, Inc.*	6,480	28,577
Sensient Technologies Corp.	446	30,720
Stepan Co.	1,360	56,658
Trecora Resources*	2,590	31,598
Trinseo S.A.*	395	7,821
Zep, Inc.	986	16,792

		4,086,125

Construction Materials (0.6%)
Eagle Materials, Inc.	17,909	1,496,476
Headwaters, Inc.*	11,183	205,096
U.S. Concrete, Inc.*	2,168	73,452
United States Lime & Minerals, Inc.	267	17,222

		1,792,246

Containers & Packaging (0.4%)
AEP Industries, Inc.*	563	30,987
Berry Plastics Group, Inc.*	7,741	280,147
Graphic Packaging Holding Co.	49,566	720,690
Myers Industries, Inc.	3,968	69,559

		1,101,383

Metals & Mining (0.7%)
Coeur Mining, Inc.*	4,309	20,295
Globe Specialty Metals, Inc.	9,655	182,673
Gold Resource Corp.	6,139	19,583
Handy & Harman Ltd.*	67	2,751
Haynes International, Inc.	93	4,149

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Horsehead Holding Corp.*	1,200	$15,192
Materion Corp.	1,217	46,769
Olympic Steel, Inc.	287	3,863
RTI International Metals, Inc.*	318	11,419
Ryerson Holding Corp.*	522	3,325
Stillwater Mining Co.*	17,083	220,712
SunCoke Energy, Inc.	7,007	104,685
U.S. Silica Holdings, Inc.	28,683	1,021,402
Walter Energy, Inc.	2,953	1,831
Worthington Industries, Inc.	7,831	208,383

		1,867,032

Paper & Forest Products (0.4%)
Boise Cascade Co.*	5,971	223,673
Clearwater Paper Corp.*	2,887	188,521
Deltic Timber Corp.	1,711	113,354
KapStone Paper and Packaging Corp.	12,769	419,334
Neenah Paper, Inc.	1,321	82,615
P.H. Glatfelter Co.	2,432	66,953
Schweitzer-Mauduit International, Inc.	699	32,238
Wausau Paper Corp.	6,043	57,590

		1,184,278

Total Materials		10,031,064

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	4,354	36,573
Cincinnati Bell, Inc.*	7,904	27,901
Cogent Communications Holdings, Inc.	7,070	249,783
Consolidated Communications Holdings, Inc.	5,367	109,487
FairPoint Communications, Inc.*	2,451	43,138
General Communication, Inc., Class A*	5,464	86,113
IDT Corp., Class B	2,306	40,931
inContact, Inc.*	8,311	90,590
Inteliquent, Inc.	4,932	77,630
Intelsat S.A.*	1,066	12,792
Lumos Networks Corp.	2,431	37,097
magicJack VocalTec Ltd.*	2,633	18,010
Premiere Global Services, Inc.*	1,105	10,564

		840,609

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*†	1,729	3,268
NTELOS Holdings Corp.	1,403	6,734
RingCentral, Inc., Class A*	4,303	65,965
Shenandoah Telecommunications Co.	3,119	97,188

		173,155

Total Telecommunication Services		1,013,764

Utilities (0.2%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A	68	1,003

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	254	8,580
Ormat Technologies, Inc.	3,348	127,291
Pattern Energy Group, Inc.	6,572	186,119
TerraForm Power, Inc., Class A	1,659	60,570
Vivint Solar, Inc.*	1,124	13,646

		396,206

Water Utilities (0.0%)
American States Water Co.	386	15,397
SJW Corp.	458	14,157
York Water Co.	1,183	28,723

		58,277

Total Utilities		455,486

Total Common Stocks (95.9%) (Cost $210,294,623)		272,622,984

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	855	—

Total Investments (95.9%) (Cost $210,928,189)		272,622,984
Other Assets Less Liabilities (4.1%)		11,528,431

Net Assets (100%)		$284,151,415

*	Non-income producing.

†	Securities (totaling $11,550 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 1000 Mini Index	25	June-15	$3,042,641	$3,122,250	$79,609

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$51,710,373	$1,696,243	$—	(c)	$53,406,616
Consumer Staples	5,037,133	5,081	—		5,042,214
Energy	3,975,752	—	—		3,975,752
Financials	23,374,000	532,109	—		23,906,109
Health Care	58,794,781	—	8,282		58,803,063
Industrials	35,914,573	—	—		35,914,573
Information Technology	77,611,236	2,463,107	—		80,074,343
Materials	10,031,064	—	—		10,031,064
Telecommunication Services	1,010,496	—	3,268		1,013,764
Utilities	455,486	—	—		455,486
Futures	79,609	—	—		79,609
Preferred Stocks
Consumer Discretionary	—	—	—	(c)	—
Warrants
Energy	—	—	—	(c)	—

Total Assets	$267,994,503	$4,696,540	$11,550		$272,702,593

Total Liabilities	$—	$—	$—		$—

Total	$267,994,503	$4,696,540	$11,550		$272,702,593

(a)	A security with a market value of $5,081 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $3,268 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,913,728
Aggregate gross unrealized depreciation	(24,354,166)

Net unrealized appreciation	$61,559,562

Federal income tax cost of investments	$211,063,422

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.1%)
BorgWarner, Inc.	2,652	$160,393
Delphi Automotive plc	3,410	271,914
Goodyear Tire & Rubber Co.	3,162	85,627
International Automotive Components Group North America LLC(b)*†	131,578	101,657
Johnson Controls, Inc.	7,707	388,741

		1,008,332

Automobiles (1.3%)
Ford Motor Co.	46,402	748,928
General Motors Co.	153,117	5,741,888
Harley-Davidson, Inc.	2,468	149,906
Volkswagen AG (Preference)(q)	10,249	2,727,386

		9,368,108

Distributors (0.0%)
Genuine Parts Co.	1,789	166,717

Diversified Consumer Services (0.1%)
Cengage Learning Holdings II LP	21,311	479,498
H&R Block, Inc.	3,220	103,265

		582,763

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	5,279	252,547
Chipotle Mexican Grill, Inc.*	364	236,797
Darden Restaurants, Inc.	1,528	105,952
Marriott International, Inc., Class A	2,447	196,543
McDonald’s Corp.	11,275	1,098,636
Royal Caribbean Cruises Ltd.	1,923	157,398
Starbucks Corp.	8,795	832,886
Starwood Hotels & Resorts Worldwide, Inc.	2,057	171,760
Wyndham Worldwide Corp.	1,420	128,467
Wynn Resorts Ltd.	948	119,334
Yum! Brands, Inc.	5,078	399,740

		3,700,060

Household Durables (0.1%)
D.R. Horton, Inc.	3,890	110,787
Garmin Ltd.	1,412	67,098
Harman International Industries, Inc.	803	107,305
Leggett & Platt, Inc.	1,617	74,528
Lennar Corp., Class A	2,089	108,231
Mohawk Industries, Inc.*	726	134,854
Newell Rubbermaid, Inc.	3,173	123,969
PulteGroup, Inc.	3,843	85,430
Whirlpool Corp.	915	184,885

		997,087

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	4,468	1,662,543
Expedia, Inc.	1,156	108,814
Netflix, Inc.*	709	295,433
Priceline Group, Inc.*	610	710,131
TripAdvisor, Inc.*	1,304	108,454

		2,885,375

Leisure Products (0.0%)
Hasbro, Inc.	1,303	82,402
Mattel, Inc.	3,956	90,394

		172,796

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	2,521	46,134
CBS Corp. (Non-Voting), Class B	79,543	4,822,692
Comcast Corp., Class A	50,989	2,870,773
DIRECTV*	5,896	501,750
Discovery Communications, Inc., Class A*	1,710	52,600
Discovery Communications, Inc., Class C*	3,147	92,758
Gannett Co., Inc.	2,653	98,373
Interpublic Group of Cos., Inc.	4,816	106,530
News Corp., Class A*	5,842	93,530
Omnicom Group, Inc.	2,891	225,440
Reed Elsevier plc	272,621	4,682,814
Scripps Networks Interactive, Inc., Class A	1,168	80,078
Time Warner Cable, Inc.	41,921	6,283,120
Time Warner, Inc.	42,364	3,577,216
Tribune Co., Class 1C Litigation Interests*†	24,102	—
Tribune Media Co., Class B	11,384	686,569
Tribune Publishing Co.	7,487	145,248
Twenty-First Century Fox, Inc., Class A	21,447	725,766
Twenty-First Century Fox, Inc., Class B	184,895	6,079,348
Viacom, Inc., Class B	4,281	292,392
Walt Disney Co.	18,345	1,924,207

		33,387,338

Multiline Retail (0.3%)
Dollar General Corp.*	3,556	268,051
Dollar Tree, Inc.*	2,409	195,478
Family Dollar Stores, Inc.	1,124	89,066
Kohl’s Corp.	2,366	185,140
Macy’s, Inc.	3,992	259,121
Nordstrom, Inc.	1,647	132,287
Target Corp.	7,471	613,145

		1,742,288

Specialty Retail (0.8%)
AutoNation, Inc.*	860	55,324
AutoZone, Inc.*	374	255,128
Bed Bath & Beyond, Inc.*	2,174	166,909
Best Buy Co., Inc.	3,409	128,826
CarMax, Inc.*	2,481	171,214
GameStop Corp., Class A	1,250	47,450
Gap, Inc.	3,105	134,539
Home Depot, Inc.	15,461	1,756,524
L Brands, Inc.	2,882	271,744
Lowe’s Cos., Inc.	11,412	848,939
O’Reilly Automotive, Inc.*	1,191	257,542
Ross Stores, Inc.	2,426	255,603
Staples, Inc.	7,496	122,072
Tiffany & Co.	1,317	115,909
TJX Cos., Inc.	8,007	560,890
Tractor Supply Co.	1,595	135,671
Urban Outfitters, Inc.*	1,152	52,589

		5,336,873

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,229	133,777
Fossil Group, Inc.*	518	42,709
Hanesbrands, Inc.	4,694	157,296
Michael Kors Holdings Ltd.*	2,371	155,893
NIKE, Inc., Class B	8,209	823,609

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PVH Corp.	964	$102,724
Ralph Lauren Corp.	705	92,708
Under Armour, Inc., Class A*	1,954	157,786
VF Corp.	4,013	302,219

		1,968,721

Total Consumer Discretionary		61,316,458

Consumer Staples (8.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	1,825	164,889
Coca-Cola Co.	46,105	1,869,558
Coca-Cola Enterprises, Inc.	2,561	113,196
Constellation Brands, Inc., Class A*	1,972	229,166
Dr. Pepper Snapple Group, Inc.	2,260	177,365
Molson Coors Brewing Co., Class B	1,872	139,370
Monster Beverage Corp.*	1,713	237,071
PepsiCo, Inc.	59,451	5,684,704

		8,615,319

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	5,161	781,866
CVS Health Corp.	47,442	4,896,489
Kroger Co.	52,615	4,033,466
Sysco Corp.	6,943	261,960
Walgreens Boots Alliance, Inc.	61,365	5,196,388
Wal-Mart Stores, Inc.	18,529	1,524,010
Whole Foods Market, Inc.	4,228	220,194

		16,914,373

Food Products (0.5%)
Archer-Daniels-Midland Co.	7,436	352,466
Campbell Soup Co.	2,063	96,033
ConAgra Foods, Inc.	4,989	182,248
General Mills, Inc.	7,079	400,671
Hershey Co.	1,733	174,877
Hormel Foods Corp.	1,575	89,539
J.M. Smucker Co.	1,191	137,834
Kellogg Co.	2,966	195,608
Keurig Green Mountain, Inc.	1,420	158,657
Kraft Foods Group, Inc.	6,895	600,658
McCormick & Co., Inc. (Non-Voting)	1,501	115,742
Mead Johnson Nutrition Co.	2,371	238,357
Mondelez International, Inc., Class A	19,346	698,197
Tyson Foods, Inc., Class A	3,420	130,986

		3,571,873

Household Products (0.8%)
Clorox Co.	1,536	169,559
Colgate-Palmolive Co.	10,001	693,469
Energizer Holdings, Inc.	14,285	1,972,044
Kimberly-Clark Corp.	4,289	459,395
Procter & Gamble Co.	31,686	2,596,351

		5,890,818

Personal Products (0.2%)
Avon Products, Inc.	116,494	930,787
Estee Lauder Cos., Inc., Class A	2,614	217,380

		1,148,167

Tobacco (3.1%)
Altria Group, Inc.	94,137	4,708,733
British American Tobacco plc	105,106	5,430,317
Imperial Tobacco Group plc	82,310	3,613,297
Lorillard, Inc.	84,636	5,530,963
Philip Morris International, Inc.	38,907	2,930,864
Reynolds American, Inc.	3,611	248,834

		22,463,008

Total Consumer Staples		58,603,558

Energy (6.4%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	67,046	4,262,785
Cameron International Corp.*	2,274	102,603
Diamond Offshore Drilling, Inc.	774	20,735
Ensco plc, Class A	2,698	56,847
FMC Technologies, Inc.*	2,693	99,668
Halliburton Co.	9,963	437,176
Helmerich & Payne, Inc.	1,247	84,883
National Oilwell Varco, Inc.	4,959	247,900
Noble Corp. plc	2,902	41,441
Schlumberger Ltd.	14,961	1,248,346
Transocean Ltd.	57,804	847,985

		7,450,369

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	26,233	2,172,355
Apache Corp.	67,637	4,080,540
BG Group plc	133,861	1,644,433
BP plc	339,359	2,192,597
Cabot Oil & Gas Corp.	4,837	142,837
Chesapeake Energy Corp.	6,049	85,654
Chevron Corp.	22,060	2,315,859
Cimarex Energy Co.	1,025	117,967
ConocoPhillips Co.	14,446	899,408
CONSOL Energy, Inc.	56,991	1,589,479
Devon Energy Corp.	4,529	273,144
EOG Resources, Inc.	6,432	589,750
EQT Corp.	1,778	147,343
Exxon Mobil Corp.	49,219	4,183,615
Hess Corp.	2,927	198,655
Kinder Morgan, Inc.	19,989	840,737
Marathon Oil Corp.	137,123	3,580,281
Marathon Petroleum Corp.	3,227	330,413
Murphy Oil Corp.	38,713	1,804,026
Newfield Exploration Co.*	1,877	65,864
Noble Energy, Inc.	4,532	221,615
Occidental Petroleum Corp.	9,038	659,774
ONEOK, Inc.	2,439	117,657
Phillips 66	6,374	500,996
Pioneer Natural Resources Co.	1,746	285,488
QEP Resources, Inc.	1,909	39,803
Range Resources Corp.	1,943	101,114
Royal Dutch Shell plc, Class A	158,418	4,730,826
Southwestern Energy Co.*	4,498	104,309
Spectra Energy Corp.	7,866	284,513
Talisman Energy, Inc.	199,916	1,535,147
Tesoro Corp.	1,454	132,736
Valero Energy Corp.	6,037	384,074
Whiting Petroleum Corp.*	48,602	1,501,802
Williams Cos., Inc.	7,892	399,256

		38,254,067

Total Energy		45,704,436

Financials (15.8%)
Banks (6.8%)
Bank of America Corp.	123,423	1,899,480
Barclays plc	859,610	3,084,442
BB&T Corp.	8,450	329,466
CIT Group, Inc.	62,202	2,806,554

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	109,168	$5,624,335
Citizens Financial Group, Inc.	120,100	2,898,013
Columbia Banking System, Inc.	12,109	350,798
Comerica, Inc.	2,069	93,374
FCB Financial Holdings, Inc., Class A*	39,554	1,082,593
Fifth Third Bancorp	9,545	179,923
Guaranty Bancorp	18,334	310,945
Huntington Bancshares, Inc./Ohio	9,478	104,732
ING Groep N.V. (CVA)*	158,241	2,320,979
JPMorgan Chase & Co.	121,157	7,339,691
KB Financial Group, Inc.	46,710	1,649,487
KeyCorp	9,977	141,274
M&T Bank Corp.	1,557	197,739
PNC Financial Services Group, Inc.	81,638	7,611,927
Regions Financial Corp.	15,852	149,801
Societe Generale S.A.	14,163	684,744
SunTrust Banks, Inc./Georgia	71,883	2,953,673
U.S. Bancorp/Minnesota	20,895	912,485
Wells Fargo & Co.	102,532	5,577,741
Zions Bancorp	2,337	63,099

		48,367,295

Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	640	137,459
Ameriprise Financial, Inc.	2,139	279,867
Bank of New York Mellon Corp.	13,063	525,655
BlackRock, Inc.	1,467	536,687
Charles Schwab Corp.	13,528	411,792
E*TRADE Financial Corp.*	3,378	96,459
Franklin Resources, Inc.	4,591	235,610
Goldman Sachs Group, Inc.	4,752	893,234
Invesco Ltd.	5,029	199,601
Legg Mason, Inc.	1,156	63,811
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	1,494,378
Morgan Stanley	18,083	645,382
Northern Trust Corp.	2,571	179,070
State Street Corp.	4,834	355,444
T. Rowe Price Group, Inc.	3,056	247,475

		6,301,924

Consumer Finance (0.4%)
Ally Financial, Inc.*	74,780	1,568,884
American Express Co.	10,281	803,152
Capital One Financial Corp.	6,469	509,887
Discover Financial Services	5,243	295,443
Navient Corp.	4,724	96,039

		3,273,405

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	21,398	3,088,159
CME Group, Inc./Illinois	3,718	352,132
Intercontinental Exchange, Inc.	1,313	306,284
Leucadia National Corp.	3,649	81,336
McGraw Hill Financial, Inc.	3,206	331,501
Moody’s Corp.	2,114	219,433
NASDAQ OMX Group, Inc.	1,381	70,348

		4,449,193

Insurance (5.8%)
ACE Ltd.	46,092	5,138,797
Aflac, Inc.	5,189	332,148
Alleghany Corp.*	8,531	4,154,597
Allstate Corp.	53,882	3,834,782
American International Group, Inc.	128,554	7,043,474
Aon plc	3,284	315,658
Assurant, Inc.	809	49,681
Chubb Corp.	2,716	274,588
Cincinnati Financial Corp.	1,728	92,068
Genworth Financial, Inc., Class A*	5,720	41,813
Hartford Financial Services Group, Inc.	4,969	207,804
Lincoln National Corp.	2,992	171,920
Loews Corp.	3,496	142,742
Marsh & McLennan Cos., Inc.	6,317	354,321
MetLife, Inc.	92,779	4,689,978
Principal Financial Group, Inc.	3,204	164,589
Progressive Corp.	6,277	170,734
Prudential Financial, Inc.	5,324	427,570
Torchmark Corp.	1,481	81,337
Travelers Cos., Inc.	3,816	412,624
Unum Group	2,941	99,200
White Mountains Insurance Group Ltd.	13,520	9,254,710
XL Group plc	102,248	3,762,726

		41,217,861

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	7,326	3,344,905
American Tower Corp. (REIT)	4,955	466,513
Apartment Investment & Management Co. (REIT), Class A	1,826	71,871
AvalonBay Communities, Inc. (REIT)	1,548	269,739
Boston Properties, Inc. (REIT)	1,795	252,162
Crown Castle International Corp. (REIT)	3,914	323,062
Equity Residential (REIT)	4,265	332,073
Essex Property Trust, Inc. (REIT)	763	175,414
General Growth Properties, Inc. (REIT)	7,362	217,547
HCP, Inc. (REIT)	5,399	233,291
Health Care REIT, Inc. (REIT)	4,097	316,944
Host Hotels & Resorts, Inc. (REIT)	8,874	179,077
Iron Mountain, Inc. (REIT)	2,186	79,745
Kimco Realty Corp. (REIT)	4,830	129,685
Macerich Co. (REIT)	1,648	138,976
Plum Creek Timber Co., Inc. (REIT)	2,059	89,464
Prologis, Inc. (REIT)	6,002	261,447
Public Storage (REIT)	1,702	335,532
Simon Property Group, Inc. (REIT)	3,646	713,303
SL Green Realty Corp. (REIT)	1,155	148,279
Ventas, Inc. (REIT)	3,685	269,079
Vornado Realty Trust (REIT)	2,048	229,376
Weyerhaeuser Co. (REIT)	6,151	203,906

		8,781,390

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	3,274	126,737
Forestar Group, Inc.*	21,907	345,473

		472,210

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,541	58,070

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
People’s United Financial, Inc.	3,547	$53,914

		111,984

Total Financials		112,975,262

Health Care (10.9%)
Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc.*	2,370	410,721
Amgen, Inc.	8,903	1,423,144
Biogen, Inc.*	2,752	1,162,004
Celgene Corp.*	9,392	1,082,710
Gilead Sciences, Inc.*	17,474	1,714,724
Regeneron Pharmaceuticals, Inc.*	865	390,530
Vertex Pharmaceuticals, Inc.*	2,838	334,799

		6,518,632

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	17,701	820,087
Baxter International, Inc.	6,362	435,797
Becton, Dickinson and Co.	2,448	351,572
Boston Scientific Corp.*	15,595	276,811
C.R. Bard, Inc.	870	145,595
DENTSPLY International, Inc.	1,630	82,951
Edwards Lifesciences Corp.*	1,263	179,927
Intuitive Surgical, Inc.*	429	216,658
Medtronic plc	137,160	10,697,109
St. Jude Medical, Inc.	3,293	215,362
Stryker Corp.	47,469	4,379,015
Varian Medical Systems, Inc.*	1,171	110,179
Zimmer Holdings, Inc.	1,991	233,982

		18,145,045

Health Care Providers & Services (1.4%)
Aetna, Inc.	4,124	439,330
AmerisourceBergen Corp.	2,445	277,923
Anthem, Inc.	3,129	483,149
Cardinal Health, Inc.	3,870	349,345
Cigna Corp.	32,793	4,244,726
DaVita HealthCare Partners, Inc.*	2,022	164,348
Express Scripts Holding Co.*	8,526	739,801
HCA Holdings, Inc.*	3,490	262,553
Henry Schein, Inc.*	981	136,967
Humana, Inc.	1,766	314,383
Laboratory Corp. of America Holdings*	1,174	148,030
McKesson Corp.	2,731	617,752
Patterson Cos., Inc.	986	48,107
Quest Diagnostics, Inc.	1,689	129,800
Tenet Healthcare Corp.*	1,132	56,045
UnitedHealth Group, Inc.	11,189	1,323,547
Universal Health Services, Inc., Class B	1,065	125,361

		9,861,167

Health Care Technology (0.0%)
Cerner Corp.*	3,574	261,831

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,933	163,416
PerkinElmer, Inc.	1,301	66,533
Thermo Fisher Scientific, Inc.	4,654	625,219
Waters Corp.*	972	120,839

		976,007

Pharmaceuticals (6.0%)
AbbVie, Inc.	18,698	1,094,581
Actavis plc*	4,582	1,363,588
Bristol-Myers Squibb Co.	19,500	1,257,750
Eli Lilly & Co.	95,634	6,947,810
Endo International plc*	2,080	186,576
Hospira, Inc.*	59,371	5,215,149
Johnson & Johnson	32,625	3,282,075
Mallinckrodt plc*	1,364	172,750
Merck & Co., Inc.	196,155	11,274,989
Mylan N.V.*	4,371	259,419
Perrigo Co. plc	1,650	273,157
Pfizer, Inc.	71,920	2,502,097
Teva Pharmaceutical Industries Ltd. (ADR)	134,656	8,389,069
Zoetis, Inc.	5,870	271,722

		42,490,732

Total Health Care		78,253,414

Industrials (5.5%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	32,193	2,048,119
Boeing Co.	7,685	1,153,365
General Dynamics Corp.	3,695	501,522
Honeywell International, Inc.	9,181	957,670
Huntington Ingalls Industries, Inc.	24,674	3,458,061
KLX, Inc.*	16,096	620,340
L-3 Communications Holdings, Inc.	980	123,274
Lockheed Martin Corp.	3,146	638,512
Northrop Grumman Corp.	2,326	374,393
Precision Castparts Corp.	1,662	349,020
Raytheon Co.	3,603	393,628
Rockwell Collins, Inc.	1,557	150,328
Textron, Inc.	3,241	143,673
United Technologies Corp.	9,764	1,144,341

		12,056,246

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,713	125,426
Expeditors International of Washington, Inc.	2,244	108,116
FedEx Corp.	3,090	511,240
United Parcel Service, Inc., Class B	8,152	790,255

		1,535,037

Airlines (0.2%)
American Airlines Group, Inc.	8,411	443,933
Delta Air Lines, Inc.	9,666	434,583
Southwest Airlines Co.	7,926	351,122

		1,229,638

Building Products (0.0%)
Allegion plc	1,121	68,572
Masco Corp.	4,103	109,550

		178,122

Commercial Services & Supplies (0.1%)
ADT Corp.	2,010	83,455
Cintas Corp.	1,139	92,977
Pitney Bowes, Inc.	2,315	53,986
Republic Services, Inc.	2,934	119,003
Stericycle, Inc.*	994	139,587
Tyco International plc	4,922	211,941
Waste Management, Inc.	5,005	271,421

		972,370

Construction & Engineering (0.0%)
Fluor Corp.	1,799	102,831
Jacobs Engineering Group, Inc.*	1,503	67,875

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.*	2,507	$71,525

		242,231

Electrical Equipment (0.2%)
AMETEK, Inc.	2,832	148,793
Eaton Corp. plc	5,565	378,086
Emerson Electric Co.	8,035	454,942
Rockwell Automation, Inc.	1,587	184,076

		1,165,897

Industrial Conglomerates (0.7%)
3M Co.	7,447	1,228,382
Danaher Corp.	7,202	611,450
General Electric Co.	118,095	2,929,937
Roper Industries, Inc.	1,176	202,272

		4,972,041

Machinery (1.3%)
Caterpillar, Inc.	49,624	3,971,409
CNH Industrial N.V.	216,277	1,770,951
Cummins, Inc.	1,974	273,675
Deere & Co.	3,984	349,357
Dover Corp.	1,904	131,604
Federal Signal Corp.	71,920	1,135,617
Flowserve Corp.	1,570	88,689
Illinois Tool Works, Inc.	4,142	402,354
Ingersoll-Rand plc	3,085	210,027
Joy Global, Inc.	1,131	44,313
PACCAR, Inc.	4,155	262,347
Pall Corp.	1,248	125,287
Parker-Hannifin Corp.	1,712	203,351
Pentair plc	2,151	135,276
Snap-on, Inc.	680	100,001
Stanley Black & Decker, Inc.	1,844	175,844
Xylem, Inc.	2,130	74,593

		9,454,695

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	2,240	4,684,114

Professional Services (0.1%)
Dun & Bradstreet Corp.	414	53,141
Equifax, Inc.	1,389	129,177
Nielsen N.V.	3,730	166,246
Robert Half International, Inc.	1,565	94,714

		443,278

Road & Rail (0.3%)
CSX Corp.	11,615	384,689
Kansas City Southern	1,293	131,989
Norfolk Southern Corp.	3,604	370,924
Ryder System, Inc.	611	57,978
Union Pacific Corp.	10,339	1,119,817

		2,065,397

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,183	131,888
United Rentals, Inc.*	1,149	104,743
W.W. Grainger, Inc.	704	166,010

		402,641

Total Industrials		39,401,707

Information Technology (11.6%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	236,000	6,495,900
F5 Networks, Inc.*	850	97,699
Harris Corp.	1,205	94,906
Juniper Networks, Inc.	4,434	100,120
Motorola Solutions, Inc.	2,238	149,207
QUALCOMM, Inc.	19,352	1,341,868

		8,279,700

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,635	214,211
Corning, Inc.	14,905	338,045
FLIR Systems, Inc.	1,623	50,767
TE Connectivity Ltd.	4,762	341,055

		944,078

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,094	148,768
eBay, Inc.*	13,020	750,994
Equinix, Inc. (REIT)	661	153,914
Facebook, Inc., Class A*	24,630	2,024,956
Google, Inc., Class A*	3,350	1,858,245
Google, Inc., Class C*	3,357	1,839,636
VeriSign, Inc.*	1,255	84,047
Yahoo!, Inc.*	10,209	453,637

		7,314,197

IT Services (1.7%)
Accenture plc, Class A	7,367	690,214
Alliance Data Systems Corp.*	736	218,040
Automatic Data Processing, Inc.	5,572	477,186
Cognizant Technology Solutions Corp., Class A*	7,149	446,026
Computer Sciences Corp.	1,650	107,712
Fidelity National Information Services, Inc.	3,340	227,320
Fiserv, Inc.*	2,810	223,114
International Business Machines Corp.	10,785	1,730,993
MasterCard, Inc., Class A	11,452	989,338
Paychex, Inc.	3,829	189,976
Teradata Corp.*	1,762	77,775
Total System Services, Inc.	1,905	72,676
Visa, Inc., Class A	22,500	1,471,725
Western Union Co.	6,103	127,003
Xerox Corp.	367,808	4,726,333

		11,775,431

Semiconductors & Semiconductor Equipment (0.7%)
Altera Corp.	3,510	150,614
Analog Devices, Inc.	3,651	230,013
Applied Materials, Inc.	14,405	324,977
Avago Technologies Ltd.	3,009	382,083
Broadcom Corp., Class A	6,389	276,612
First Solar, Inc.*	866	51,778
Intel Corp.	55,681	1,741,145
KLA-Tencor Corp.	1,894	110,401
Lam Research Corp.	1,866	131,058
Linear Technology Corp.	2,800	131,040
Microchip Technology, Inc.	2,358	115,306
Micron Technology, Inc.*	12,630	342,652
NVIDIA Corp.	6,046	126,513
Skyworks Solutions, Inc.	2,236	219,776
Texas Instruments, Inc.	12,282	702,346
Xilinx, Inc.	3,046	128,846

		5,165,160

Software (3.6%)
Adobe Systems, Inc.*	5,580	412,585
Autodesk, Inc.*	2,655	155,689
CA, Inc.	97,420	3,176,866
Citrix Systems, Inc.*	1,854	118,415
Electronic Arts, Inc.*	3,643	214,263
Intuit, Inc.	3,288	318,805

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	332,023	$13,498,395
Oracle Corp.	37,610	1,622,872
Red Hat, Inc.*	2,163	163,847
Salesforce.com, Inc.*	7,095	474,017
Symantec Corp.	230,409	5,383,506

		25,539,260

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	129,336	16,093,279
EMC Corp.	23,435	598,999
Hewlett-Packard Co.	122,099	3,804,605
NetApp, Inc.	3,650	129,429
Samsung Electronics Co., Ltd.	1,920	2,488,901
SanDisk Corp.	2,541	161,658
Seagate Technology plc	3,847	200,159
Western Digital Corp.	2,545	231,620

		23,708,650

Total Information Technology		82,726,476

Materials (2.8%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	2,261	342,044
Airgas, Inc.	791	83,933
CF Industries Holdings, Inc.	573	162,549
Dow Chemical Co.	12,758	612,129
E.I. du Pont de Nemours & Co.	10,620	759,011
Eastman Chemical Co.	1,740	120,512
Ecolab, Inc.	3,158	361,212
FMC Corp.	1,559	89,253
International Flavors & Fragrances, Inc.	945	110,943
LyondellBasell Industries N.V., Class A	4,647	408,007
Monsanto Co.	5,668	637,877
Mosaic Co.	3,635	167,428
PPG Industries, Inc.	1,595	359,736
Praxair, Inc.	3,386	408,826
Sherwin-Williams Co.	945	268,852
Sigma-Aldrich Corp.	1,399	193,412

		5,085,724

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	723	101,075
Vulcan Materials Co.	1,547	130,412

		231,487

Containers & Packaging (0.6%)
Avery Dennison Corp.	1,049	55,502
Ball Corp.	1,607	113,518
MeadWestvaco Corp.	77,672	3,873,503
Owens-Illinois, Inc.*	1,899	44,285
Sealed Air Corp.	2,459	112,032

		4,198,840

Metals & Mining (0.8%)
Alcoa, Inc.	14,319	185,002
Allegheny Technologies, Inc.	1,252	37,573
Freeport-McMoRan, Inc.	143,532	2,719,931
Newmont Mining Corp.	5,840	126,786
Nucor Corp.	3,737	177,620
ThyssenKrupp AG	103,112	2,707,563

		5,954,475

Paper & Forest Products (0.7%)
International Paper Co.	81,938	4,546,740

Total Materials		20,017,266

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	60,895	1,988,222
CenturyLink, Inc.	6,639	229,378
Frontier Communications Corp.	11,721	82,633
Koninklijke KPN N.V.	660,675	2,235,723
Level 3 Communications, Inc.*	3,360	180,902
Verizon Communications, Inc.	48,756	2,371,004
Windstream Holdings, Inc.	6,942	51,371

		7,139,233

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,262,900	4,127,211

Total Telecommunication Services		11,266,444

Utilities (1.3%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	5,740	322,875
Duke Energy Corp.	8,299	637,197
Edison International	3,818	238,510
Entergy Corp.	2,114	163,814
Eversource Energy	3,711	187,480
Exelon Corp.	10,080	338,789
FirstEnergy Corp.	4,933	172,951
NextEra Energy, Inc.	5,201	541,164
Pepco Holdings, Inc.	2,955	79,283
Pinnacle West Capital Corp.	1,293	82,429
PPL Corp.	7,817	263,120
Southern Co.	10,670	472,467
Xcel Energy, Inc.	5,928	206,354

		3,706,433

Gas Utilities (0.0%)
AGL Resources, Inc.	1,398	69,411

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	7,555	97,082
NRG Energy, Inc.	102,286	2,576,584

		2,673,666

Multi-Utilities (0.4%)
Ameren Corp.	2,840	119,848
CenterPoint Energy, Inc.	5,028	102,622
CMS Energy Corp.	3,223	112,515
Consolidated Edison, Inc.	3,432	209,352
Dominion Resources, Inc.	6,897	488,790
DTE Energy Co.	2,076	167,513
Integrys Energy Group, Inc.	921	66,330
NiSource, Inc.	3,703	163,525
PG&E Corp.	5,584	296,343
Public Service Enterprise Group, Inc.	5,932	248,669
SCANA Corp.	1,671	91,888
Sempra Energy	2,714	295,880
TECO Energy, Inc.	2,703	52,438
Wisconsin Energy Corp.	2,640	130,680

		2,546,393

Total Utilities		8,995,903

Total Common Stocks (72.7%) (Cost $327,576,410)		519,260,924

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.3%)
Consumer Discretionary (1.5%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
5.985%, 3/1/17	$1,386,721	$1,265,619
9.750%, 3/1/17	714,410	649,220
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(h)*†	2,014,000	—

		1,914,839

Media (0.7%)
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 3/31/20	133,988	134,389
Clear Channel Communications, Inc., Term Loan
6.928%, 1/30/19	2,267,587	2,153,641
7.678%, 7/30/19	728,853	702,068
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	2,007,720

		4,997,818

Multiline Retail (0.3%)
J.C. Penney Co., Inc., Term Loan
6.000%, 5/22/18	1,990,578	1,981,621

Specialty Retail (0.2%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	181,240
9.750%, 3/15/20	1,555,584	1,442,026

		1,623,266

Total Consumer Discretionary		10,517,544

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
NGPL PipeCo LLC
7.119%, 12/15/17§	743,000	740,251
9.625%, 6/1/19§	1,103,000	1,103,000
Term Loan
6.750%, 9/15/17	60,111	57,286
Samson Investment Co.
9.750%, 2/15/20	1,209,000	329,452

Total Energy		2,229,989

Information Technology (0.7%)
Communications Equipment (0.7%)
Avaya, Inc.
7.000%, 4/1/19§	966,000	956,726
10.500%, 3/1/21§	2,871,000	2,447,528
Term Loan
4.676%, 10/26/17	1,434,517	1,411,386
6.500%, 3/31/18	351,731	350,607

Total Information Technology		5,166,247

Materials (0.1%)
Metals & Mining (0.1%)
Walter Energy, Inc.
9.500%, 10/15/19§	442,000	265,200
12.000%, 4/1/20 PIK§	381,000	34,290
Term Loan
7.250%, 4/1/18	806,015	486,487

Total Materials		785,977

Utilities (0.7%)
Electric Utilities (0.7%)
Energy Future Holdings Corp., Term Loan
0.000%, 10/10/17	5,264,099	3,146,241
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	1,502,500

Total Utilities		4,648,741

Total Corporate Bonds		23,348,498

Government Security (0.1%)
Municipal Bond (0.1%)
Commonwealth of Puerto Rico, General Obligations,
Series A
8.000%, 7/1/35	$1,120,000	918,400

Total Long-Term Debt Securities (3.4%) (Cost $28,253,262)		24,266,898

SHORT-TERM INVESTMENTS:
Government Securities (2.8%)
Federal Home Loan Bank
0.00%, 4/1/15(o)(p)	$1,200,000	1,200,000
U.S. Treasury Bills
0.01%, 4/2/15(p)	1,000,000	999,999
0.02%, 4/9/15(p)	1,500,000	1,499,992
0.02%, 4/16/15(p)	3,000,000	2,999,975
0.05%, 4/30/15(p)	2,000,000	1,999,919
0.03%, 5/14/15(p)	1,000,000	999,967
0.03%, 7/2/15(p)	1,000,000	999,917
0.02%, 7/9/15(p)	1,500,000	1,499,897
0.04%, 7/23/15(p)	2,000,000	1,999,734
0.06%, 8/6/15(p)	1,000,000	999,789
0.08%, 8/27/15(p)	3,000,000	2,998,983
0.08%, 9/3/15(p)	2,000,000	1,999,269

Total Government Securities		20,197,441

Total Short-Term Investments (2.8%) (Cost $20,197,001)		20,197,441

Total Investments (78.9%) (Cost $376,026,673)		563,725,263
Other Assets Less Liabilities (21.1%)		150,720,430

Net Assets (100%)		$714,445,693

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $101,657 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $7,049,495 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2015.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,331	June-15	$135,494,723	$137,146,240	$1,651,517

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	2,124	$3,147,813	$3,278,049	$(130,236)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	72	106,315	106,421	(106)
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	185	274,302	274,441	(139)
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	312	461,672	465,210	(3,538)
European Union Euro vs. U.S. Dollar, expiring 5/18/15	State Street Bank & Trust	101	108,668	114,278	(5,610)
European Union Euro vs. U.S. Dollar, expiring 5/18/15	State Street Bank & Trust	8	8,985	9,483	(498)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	43,409	38,981	39,132	(151)

					$(140,278)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	102	$151,009	$151,522	$(513)
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	133	205,296	196,868	8,428
British Pound vs. U.S. Dollar, expiring 8/19/15	Bank of America	6,616	10,123,810	9,804,878	318,932
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	4,615	7,061,005	6,839,902	221,103
British Pound vs. U.S. Dollar, expiring 8/19/15	Credit Suisse	36	56,272	54,004	2,268
British Pound vs. U.S. Dollar, expiring 8/19/15	HSBC Bank plc	4,631	7,085,278	6,863,415	221,863
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	73	112,459	108,010	4,449
British Pound vs. U.S. Dollar, expiring 8/19/15	State Street Bank & Trust	81	124,817	120,498	4,319
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Bank of America	2,210	2,760,086	2,378,182	381,904
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	33	41,806	35,867	5,939
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	2,210	2,760,072	2,378,180	381,892
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	62	77,000	66,634	10,366
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	19	23,833	20,387	3,446
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	27	32,865	28,814	4,051
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Deutsche Bank AG	62	77,032	66,634	10,398
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Deutsche Bank AG	2,210	2,760,065	2,378,183	381,882

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Deutsche Bank AG	22	$27,633	$24,118	$3,515
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Deutsche Bank AG	67	83,641	71,734	11,907
European Union Euro vs. U.S. Dollar, expiring 5/18/15	Deutsche Bank AG	23	27,800	24,516	3,284
European Union Euro vs. U.S. Dollar, expiring 5/18/15	HSBC Bank plc	73	88,855	78,112	10,743
European Union Euro vs. U.S. Dollar, expiring 5/18/15	HSBC Bank plc	24	29,298	25,865	3,433
European Union Euro vs. U.S. Dollar, expiring 5/18/15	HSBC Bank plc	62	77,085	66,634	10,451
European Union Euro vs. U.S. Dollar, expiring 5/18/15	HSBC Bank plc	43	53,451	46,200	7,251
European Union Euro vs. U.S. Dollar, expiring 5/18/15	State Street Bank & Trust	38	47,648	40,773	6,875
European Union Euro vs. U.S. Dollar, expiring 5/18/15	State Street Bank & Trust	43	53,438	46,199	7,239
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	22	24,461	24,219	242
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	28	29,612	29,955	(343)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	53	62,791	56,639	6,152
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	62	73,602	66,238	7,364
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	63	70,578	67,797	2,781
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	43	46,160	46,774	(614)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	61	69,306	65,529	3,777
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	18	20,492	19,287	1,205
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	43	49,206	45,794	3,412
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	94	107,494	101,470	6,024
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	13	14,820	13,689	1,131
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	50	58,126	54,078	4,048
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Bank of America	17	18,503	18,281	222
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Barclays Bank plc	31	35,319	33,898	1,421
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Barclays Bank plc	3	3,981	3,695	286
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	28	29,574	29,955	(381)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	16	18,305	17,523	782
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	17	18,496	18,281	215
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	98	103,457	105,327	(1,870)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	43	49,311	45,794	3,517
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	70	81,362	75,708	5,654
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	49	55,367	52,389	2,978

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	25	$29,574	$27,342	$2,232
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	122	146,039	131,487	14,552
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	63	70,563	67,797	2,766
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	43	48,968	46,155	2,813
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Credit Suisse	79	89,678	84,612	5,066
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	1,006	1,168,902	1,083,917	84,985
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	13	14,775	13,671	1,104
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	17	18,511	18,281	230
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	53	62,815	56,639	6,176
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	63	70,674	67,798	2,876
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	123	147,190	132,476	14,714
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	50	58,217	54,078	4,139
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	8	9,379	8,819	560
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	18	20,459	19,288	1,171
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	29	32,662	30,771	1,891
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	49	55,378	52,390	2,988
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	43	49,207	45,794	3,413
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	21	23,262	22,271	991
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	34	38,179	36,078	2,101
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	66	75,675	71,014	4,661
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	65	68,971	70,218	(1,247)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	22	24,445	24,218	227
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	22	23,015	23,387	(372)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	Deutsche Bank AG	8	9,159	8,761	398
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	122	146,046	131,487	14,559
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	63	70,509	67,798	2,711
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	29	32,751	30,770	1,981
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	105	125,612	113,276	12,336
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	25	29,438	27,342	2,096
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	22	24,454	24,219	235
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	16	18,296	17,522	774

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	17	$18,485	$18,281	$204
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	21	23,294	22,272	1,022
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	8	9,302	8,939	363
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	9	10,251	9,644	607
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	36	41,016	38,965	2,051
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	49	55,456	52,389	3,067
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	43	46,078	46,774	(696)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	50	58,248	54,078	4,170
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	24	28,208	26,154	2,054
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	47	53,685	50,736	2,949
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	8	9,376	8,820	556
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	43	49,247	45,794	3,453
European Union Euro vs. U.S. Dollar, expiring 7/20/15	HSBC Bank plc	56	59,219	59,910	(691)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	43	49,270	45,794	3,476
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	5	5,193	4,862	331
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	25	29,451	27,342	2,109
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	21	23,272	22,271	1,001
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	47	53,701	50,736	2,965
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	62	73,827	67,139	6,688
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	29	34,821	31,413	3,408
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	1,066	1,237,901	1,148,371	89,530
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	122	146,001	131,487	14,514
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	6	7,247	6,745	502
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	43	46,122	46,775	(653)
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	18	20,475	19,288	1,187
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	50	58,120	54,079	4,041
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	22	24,489	24,218	271
European Union Euro vs. U.S. Dollar, expiring 7/20/15	State Street Bank & Trust	63	70,627	67,798	2,829
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	351,361	317,255	315,517	1,738
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	73,408	65,867	65,920	(53)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	122,767	111,059	110,244	815

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Bank of America	700,878	$630,379	$629,380	$999
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	613,413	551,581	550,837	744
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	35,061	31,672	31,484	188
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	263,110	237,983	236,269	1,714
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	262,421	235,385	235,651	(266)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	181,326	162,716	162,829	(113)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	62,034	56,017	55,705	312
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	264,522	236,442	237,537	(1,095)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	88,630	79,524	79,588	(64)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	83,046	74,890	74,574	316
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	89,615	80,343	80,473	(130)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	165,415	149,514	148,541	973
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	69,343	61,020	62,269	(1,249)
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	90,907	82,039	81,634	405
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	665,261	598,041	597,396	645
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	166,212	150,092	149,256	836
Korean Won vs. U.S. Dollar, expiring 8/12/15	HSBC Bank plc	167,013	149,889	149,976	(87)
Korean Won vs. U.S. Dollar, expiring 8/12/15	Merrill Lynch & Co., Inc.	71,199	62,883	63,936	(1,053)

					$2,423,438

					$2,283,160

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$53,804,601	$7,410,200	$101,657		$61,316,458
Consumer Staples	49,559,944	9,043,614	—		58,603,558
Energy	37,136,580	8,567,856	—		45,704,436
Financials	103,741,232	9,234,030	—		112,975,262
Health Care	78,253,414	—	—		78,253,414
Industrials	32,946,642	6,455,065	—		39,401,707
Information Technology	80,237,575	2,488,901	—		82,726,476
Materials	17,309,703	2,707,563	—		20,017,266
Telecommunication Services	4,903,510	6,362,934	—		11,266,444
Utilities	8,995,903	—	—		8,995,903
Corporate Bonds
Consumer Discretionary	—	10,517,544	—	(b)	10,517,544
Energy	—	2,229,989	—		2,229,989
Information Technology	—	5,166,247	—		5,166,247
Materials	—	785,977	—		785,977
Utilities	—	4,648,741	—		4,648,741
Forward Currency Contracts	—	2,434,928	—		2,434,928
Futures	1,651,517	—	—		1,651,517
Government Securities
Municipal Bonds	—	918,400	—		918,400
Short-Term Investments	—	20,197,441	—		20,197,441

Total Assets	$468,540,621	$99,169,430	$101,657		$567,811,708

Liabilities:
Forward Currency Contracts	$—	$(151,768)	$—		$(151,768)

Total Liabilities	$—	$(151,768)	$—		$(151,768)

Total	$468,540,621	$99,017,662	$101,657		$567,659,940

(a)	A security with a market value of $479,498 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,379,471
Aggregate gross unrealized depreciation	(25,401,566)

Net unrealized appreciation	$182,977,905

Federal income tax cost of investments	$380,747,358

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (2.9%)
Cooper Tire & Rubber Co.	4,652	$199,292
Cooper-Standard Holding, Inc.*	1,162	68,790
Dana Holding Corp.	7,504	158,785
Federal-Mogul Holdings Corp.*	2,451	32,623
Fuel Systems Solutions, Inc.*	1,263	13,944
Gentherm, Inc.*	78,000	3,939,780
Metaldyne Performance Group, Inc.*	419	7,550
Modine Manufacturing Co.*	2,941	39,615
Remy International, Inc.	2,549	56,613
Shiloh Industries, Inc.*	29	407
Spartan Motors, Inc.	3,040	14,744
Standard Motor Products, Inc.	691	29,202
Stoneridge, Inc.*	596	6,729
Strattec Security Corp.	75	5,538
Superior Industries International, Inc.	2,036	38,541

		4,612,153

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,816	116,805
VOXX International Corp.*	1,574	14,418
Weyco Group, Inc.	592	17,701

		148,924

Diversified Consumer Services (0.4%)
2U, Inc.*	584	14,939
American Public Education, Inc.*	113	3,388
Ascent Capital Group, Inc., Class A*	1,236	49,205
Bridgepoint Education, Inc.*	1,526	14,726
Career Education Corp.*	5,676	28,550
Carriage Services, Inc.	1,148	27,403
Chegg, Inc.*	6,448	51,262
Houghton Mifflin Harcourt Co.*	9,600	225,408
ITT Educational Services, Inc.*	1,999	13,573
K12, Inc.*	1,734	27,258
Regis Corp.*	3,909	63,951
Steiner Leisure Ltd.*	1,190	56,406
Universal Technical Institute, Inc.	1,969	18,902
Weight Watchers International, Inc.*	198	1,384

		596,355

Hotels, Restaurants & Leisure (2.8%)
Belmond Ltd., Class A*	8,475	104,073
Biglari Holdings, Inc.*	147	60,873
BJ’s Restaurants, Inc.*	1,438	72,547
Bob Evans Farms, Inc.	2,174	100,569
Boyd Gaming Corp.*	1,472	20,903
Bravo Brio Restaurant Group, Inc.*	188,148	2,763,894
Caesars Acquisition Co., Class A*	3,858	26,234
Caesars Entertainment Corp.*	3,825	40,277
Carrols Restaurant Group, Inc.*	3,245	26,901
Churchill Downs, Inc.	407	46,793
Cracker Barrel Old Country Store, Inc.	106	16,127
Dave & Buster’s Entertainment, Inc.*	117	3,564
Denny’s Corp.*	2,431	27,713
DineEquity, Inc.	890	95,239
El Pollo Loco Holdings, Inc.*	163	4,175
Empire Resorts, Inc.*	1,447	6,656
Habit Restaurants, Inc., Class A*	110	3,535
International Speedway Corp., Class A	2,414	78,721
Interval Leisure Group, Inc.	740	19,395
Intrawest Resorts Holdings, Inc.*	1,264	11,022
Isle of Capri Casinos, Inc.*	1,944	27,313
La Quinta Holdings, Inc.*	1,102	26,095
Life Time Fitness, Inc.*	3,404	241,548
Marcus Corp.	1,574	33,511
Marriott Vacations Worldwide Corp.	2,373	192,332
Monarch Casino & Resort, Inc.*	763	14,604
Morgans Hotel Group Co.*	1,848	14,322
Penn National Gaming, Inc.*	6,886	107,835
Ruby Tuesday, Inc.*	5,291	31,799
Ruth’s Hospitality Group, Inc.	1,230	19,532
Scientific Games Corp., Class A*	1,679	17,579
Shake Shack, Inc., Class A*	108	5,405
Sonic Corp.	1,440	45,648
Speedway Motorsports, Inc.	1,029	23,410

		4,330,144

Household Durables (0.8%)
Beazer Homes USA, Inc.*	1,321	23,408
Century Communities, Inc.*	298	5,760
CSS Industries, Inc.	780	23,517
Dixie Group, Inc.*	362	3,276
Ethan Allen Interiors, Inc.	2,269	62,715
Flexsteel Industries, Inc.	432	13,517
Helen of Troy Ltd.*	1,574	128,265
Hovnanian Enterprises, Inc., Class A*	10,153	36,145
KB Home	1,884	29,428
La-Z-Boy, Inc.	642	18,047
LGI Homes, Inc.*	899	14,977
Libbey, Inc.	129	5,148
Lifetime Brands, Inc.	1,024	15,647
M.D.C. Holdings, Inc.	3,446	98,211
M/I Homes, Inc.*	2,141	51,041
Meritage Homes Corp.*	3,457	168,148
NACCO Industries, Inc., Class A	427	22,627
New Home Co., Inc.*	667	10,639
Ryland Group, Inc.	4,144	201,979
Skullcandy, Inc.*	1,685	19,041
Standard Pacific Corp.*	12,777	114,993
TRI Pointe Homes, Inc.*	11,745	181,225
UCP, Inc., Class A*	756	6,577
WCI Communities, Inc.*	989	23,687
William Lyon Homes, Class A*	1,314	33,928

		1,311,946

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	2,088	24,701
EVINE Live, Inc.*	2,655	17,815
FTD Cos., Inc.*	1,460	43,712
Gaiam, Inc., Class A*	1,367	9,966
Lands’ End, Inc.*	1,475	52,923
Orbitz Worldwide, Inc.*	2,415	28,159
Shutterfly, Inc.*	1,300	58,812
Travelport Worldwide Ltd.	1,541	25,735
Wayfair, Inc., Class A*	635	20,396

		282,219

Leisure Products (0.2%)
Arctic Cat, Inc.	721	26,187
Black Diamond, Inc.*	1,837	17,360
Brunswick Corp.	4,089	210,379

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Callaway Golf Co.	6,913	$65,881
Escalade, Inc.	701	12,183
JAKKS Pacific, Inc.*	1,723	11,785
Johnson Outdoors, Inc., Class A	459	15,198
LeapFrog Enterprises, Inc.*	6,324	13,786
Nautilus, Inc.*	990	15,117

		387,876

Media (1.0%)
AH Belo Corp., Class A	1,695	13,950
AMC Entertainment Holdings, Inc., Class A	1,885	66,899
Central European Media Enterprises Ltd., Class A*	6,597	17,548
Cinedigm Corp., Class A*	5,212	8,443
Crown Media Holdings, Inc., Class A*	508	2,032
Cumulus Media, Inc., Class A*	4,278	10,567
Daily Journal Corp.*	88	16,122
Dex Media, Inc.*	1,410	5,908
Entercom Communications Corp., Class A*	2,064	25,078
Entravision Communications Corp., Class A	350	2,216
Eros International plc*	1,160	20,265
EW Scripps Co., Class A*	2,714	77,186
Global Eagle Entertainment, Inc.*	914	12,165
Harte-Hanks, Inc.	4,299	33,532
Hemisphere Media Group, Inc.*	802	10,145
Journal Communications, Inc., Class A*	3,878	57,472
Lee Enterprises, Inc.*	5,008	15,875
Martha Stewart Living Omnimedia, Inc., Class A*	592	3,848
McClatchy Co., Class A*	5,582	10,271
MDC Partners, Inc., Class A	2,760	78,246
Media General, Inc.*	6,952	114,638
Meredith Corp.	3,161	176,289
National CineMedia, Inc.	4,273	64,522
New Media Investment Group, Inc.	3,906	93,471
New York Times Co., Class A	12,165	167,390
ReachLocal, Inc.*	520	1,513
Reading International, Inc., Class A*	1,437	19,328
Rentrak Corp.*	89	4,945
Saga Communications, Inc., Class A	264	11,759
Salem Media Group, Inc.	909	5,599
Scholastic Corp.	2,329	95,349
SFX Entertainment, Inc.*	3,518	14,389
Sizmek, Inc.*	2,098	15,231
Time, Inc.	9,720	218,117
Townsquare Media, Inc., Class A*	308	3,958

		1,494,266

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,372	9,549
Burlington Stores, Inc.*	271	16,103
Fred’s, Inc., Class A	3,197	54,637
Tuesday Morning Corp.*	761	12,252

		92,541

Specialty Retail (7.7%)
Aeropostale, Inc.*	6,702	23,256
American Eagle Outfitters, Inc.	17,156	293,024
America’s Car-Mart, Inc.*	570	30,922
Barnes & Noble, Inc.*	3,598	85,452
bebe stores, Inc.	2,789	10,124
Big 5 Sporting Goods Corp.	1,726	22,904
Boot Barn Holdings, Inc.*	282	6,745
Brown Shoe Co., Inc.	2,021	66,289
Build-A-Bear Workshop, Inc.*	334	6,563
Cato Corp., Class A	2,045	80,982
Children’s Place, Inc.	1,947	124,978
Citi Trends, Inc.*	1,348	36,396
Conn’s, Inc.*	130,000	3,936,400
Destination Maternity Corp.	1,111	16,732
Destination XL Group, Inc.*	2,773	13,699
Express, Inc.*	6,981	115,396
Finish Line, Inc., Class A	3,166	77,630
Genesco, Inc.*	1,931	137,545
Group 1 Automotive, Inc.	1,739	150,128
Guess?, Inc.	5,405	100,479
Haverty Furniture Cos., Inc.	1,803	44,859
hhgregg, Inc.*	756	4,634
Hibbett Sports, Inc.*	58,000	2,845,480
Kirkland’s, Inc.*	570	13,538
MarineMax, Inc.*	2,222	58,905
Men’s Wearhouse, Inc.	881	45,988
New York & Co., Inc.*	1,594	3,985
Office Depot, Inc.*	47,090	433,228
Pacific Sunwear of California, Inc.*	646	1,783
Pep Boys-Manny, Moe & Jack*	4,616	44,406
Rent-A-Center, Inc.	4,638	127,267
Sears Hometown and Outlet Stores, Inc.*	1,063	8,206
Shoe Carnival, Inc.	1,307	38,478
Sonic Automotive, Inc., Class A .	113,489	2,825,876
Sportsman’s Warehouse Holdings, Inc.*	590	4,714
Stage Stores, Inc.	2,780	63,718
Stein Mart, Inc.	2,440	30,378
Systemax, Inc.*	999	12,208
Tilly’s, Inc., Class A*	867	13,569
Vitamin Shoppe, Inc.*	1,388	57,172
West Marine, Inc.*	1,560	14,461
Zumiez, Inc.*	402	16,181

		12,044,678

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	786	47,867
Crocs, Inc.*	5,795	68,439
Culp, Inc.	637	17,040
Iconix Brand Group, Inc.*	2,770	93,266
Movado Group, Inc.	831	23,700
Perry Ellis International, Inc.*	1,118	25,893
Quiksilver, Inc.*	5,026	9,298
Sequential Brands Group, Inc.*	332	3,552
Skechers U.S.A., Inc., Class A*	876	62,993
Unifi, Inc.*	1,298	46,845
		398,893

Total Consumer Discretionary		25,699,995

Consumer Staples (3.1%)
Beverages (0.0%)
Coca-Cola Bottling Co.
Consolidated	42	4,749
Craft Brew Alliance, Inc.*	199	2,714

		7,463

Food & Staples Retailing (0.3%)
Andersons, Inc.	194	8,026

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Chefs’ Warehouse, Inc.*	282	$6,325
Diplomat Pharmacy, Inc.*	669	23,134
Ingles Markets, Inc., Class A	1,035	51,212
Roundy’s, Inc.*	3,670	17,946
Smart & Final Stores, Inc.*	555	9,768
SpartanNash Co.	3,304	104,274
SUPERVALU, Inc.*	17,825	207,305
Village Super Market, Inc., Class A	617	19,399
Weis Markets, Inc.	948	47,172

		494,561

Food Products (2.5%)
Alico, Inc.	252	12,917
B&G Foods, Inc.	246	7,240
Boulder Brands, Inc.*	483	4,603
Darling Ingredients, Inc.*	206,672	2,895,475
Dean Foods Co.	8,237	136,157
Fresh Del Monte Produce, Inc.	2,925	113,812
Freshpet, Inc.*	486	9,443
John B. Sanfilippo & Son, Inc.	704	30,342
Lancaster Colony Corp.	605	57,578
Landec Corp.*	2,323	32,406
Omega Protein Corp.*	1,813	24,820
Post Holdings, Inc.*	4,607	215,792
Sanderson Farms, Inc.	281	22,382
Seaboard Corp.*	23	95,036
Seneca Foods Corp., Class A*	773	23,043
Snyder’s-Lance, Inc.	4,190	133,912
Tootsie Roll Industries, Inc.	136	4,612
TreeHouse Foods, Inc.*	1,796	152,696

		3,972,266

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,436	36,490
HRG Group, Inc.*	4,381	54,675
Oil-Dri Corp. of America	400	13,460
Orchids Paper Products Co.	155	4,179

		108,804

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,223	34,679
Female Health Co.	603	1,706
Inter Parfums, Inc.	1,347	43,939
Nature’s Sunshine Products, Inc.	974	12,779
Nutraceutical International Corp.*	840	16,548
Revlon, Inc., Class A*	723	29,787
Synutra International, Inc.*	234	1,498

		140,936

Tobacco (0.1%)
Alliance One International, Inc.*	8,360	9,196
Universal Corp.	2,036	96,018
Vector Group Ltd.	2,468	54,222

		159,436

Total Consumer Staples		4,883,466

Energy (9.1%)
Energy Equipment & Services (8.0%)
Aspen Aerogels, Inc.*	159	1,158
Bristow Group, Inc.	3,120	169,884
C&J Energy Services Ltd.*	658	7,324
CHC Group Ltd.*	3,190	4,243
Era Group, Inc.*	1,791	37,324
Exterran Holdings, Inc.	5,132	172,281
FMSA Holdings, Inc.*	1,391	10,071
Forum Energy Technologies, Inc.*	3,340	65,464
Geospace Technologies Corp.*	1,095	18,078
Gulf Island Fabrication, Inc.	845	12,557
Gulfmark Offshore, Inc., Class A	2,302	30,018
Helix Energy Solutions Group, Inc.*	9,250	138,380
Hercules Offshore, Inc.*	15,408	6,459
Hornbeck Offshore Services, Inc.*	143,240	2,694,344
Independence Contract Drilling, Inc.*	558	3,889
ION Geophysical Corp.*	8,977	19,480
Key Energy Services, Inc.*	10,911	19,858
Matrix Service Co.*	169,000	2,967,640
McDermott International, Inc.*	21,170	81,293
Mitcham Industries, Inc.*	1,158	5,327
Natural Gas Services Group, Inc.*	106,158	2,040,357
Newpark Resources, Inc.*	7,603	69,263
Nordic American Offshore Ltd.	955	8,748
North American Energy Partners, Inc.	345,000	1,003,950
North Atlantic Drilling Ltd.	5,126	5,946
Nuverra Environmental Solutions, Inc.*	1,445	5,144
Parker Drilling Co.*	400,255	1,396,890
PHI, Inc. (Non-Voting)*	1,031	31,012
Pioneer Energy Services Corp.*	1,687	9,144
SEACOR Holdings, Inc.*	1,633	113,771
Tesco Corp.	2,668	30,335
TETRA Technologies, Inc.*	6,791	41,968
Tidewater, Inc.	63,000	1,205,820
Vantage Drilling Co.*	19,825	6,493

		12,433,913

Oil, Gas & Consumable Fuels (1.1%)
Adams Resources & Energy, Inc.	183	12,299
Alon USA Energy, Inc.	1,582	26,214
Alpha Natural Resources, Inc.*	18,189	18,187
American Eagle Energy Corp.*	3,022	544
Amyris, Inc.*	2,385	5,724
Approach Resources, Inc.*	2,180	14,366
Arch Coal, Inc.*	16,994	16,992
Ardmore Shipping Corp.	1,726	17,381
Bill Barrett Corp.*	4,419	36,678
Callon Petroleum Co.*	5,627	42,034
Clean Energy Fuels Corp.*	2,989	15,946
Cloud Peak Energy, Inc.*	5,245	30,526
Comstock Resources, Inc.	4,525	16,154
Contango Oil & Gas Co.*	1,500	33,000
Delek U.S. Holdings, Inc.	2,486	98,818
DHT Holdings, Inc.	8,113	56,629
Dorian LPG Ltd.*	691	9,004
Eclipse Resources Corp.*	1,518	8,531
Emerald Oil, Inc.*	5,467	4,046
Energy XXI Ltd.	7,983	29,058
EXCO Resources, Inc.	8,787	16,080
Frontline Ltd.*	6,338	14,197
GasLog Ltd.	3,056	59,347
Gastar Exploration, Inc.*	381	998
Green Plains, Inc.	563	16,074
Halcon Resources Corp.*	23,111	35,591
Hallador Energy Co.	966	11,293
Harvest Natural Resources, Inc.*	3,935	1,759
Matador Resources Co.*	2,873	62,976
Midstates Petroleum Co., Inc.*	3,509	2,983
Miller Energy Resources, Inc.*	2,751	1,720
Navios Maritime Acquisition Corp.	6,910	24,461

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nordic American Tankers Ltd.	7,788	$92,755
Northern Oil and Gas, Inc.*	5,298	40,848
Pacific Ethanol, Inc.*	1,835	19,800
PDC Energy, Inc.*	3,219	173,955
Penn Virginia Corp.*	5,672	36,755
PetroQuest Energy, Inc.*	565	1,299
Renewable Energy Group, Inc.*	2,915	26,876
Resolute Energy Corp.*	7,402	4,170
REX American Resources Corp.*	111	6,750
Rosetta Resources, Inc.*	5,544	94,359
RSP Permian, Inc.*	1,555	39,170
Sanchez Energy Corp.*	1,698	22,091
Scorpio Tankers, Inc.	14,378	135,441
Ship Finance International Ltd.	5,134	75,983
Stone Energy Corp.*	4,873	71,536
Swift Energy Co.*	4,234	9,145
Teekay Tankers Ltd., Class A	6,969	40,002
TransAtlantic Petroleum Ltd.*	989	5,281
Triangle Petroleum Corp.*	2,721	13,687
VAALCO Energy, Inc.*	4,797	11,753
W&T Offshore, Inc.	2,051	10,481
Warren Resources, Inc.*	6,973	6,206
Westmoreland Coal Co.*	1,273	34,065

		1,712,018

Total Energy		14,145,931

Financials (25.0%)
Banks (10.2%)
1st Source Corp.	1,327	42,636
American National Bankshares, Inc.	722	16,303
Ameris Bancorp	2,619	69,115
Ames National Corp.	775	19,259
Arrow Financial Corp.	1,013	27,503
Banc of California, Inc.	3,046	37,496
BancFirst Corp.	624	38,051
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,605	85,418
Bancorp, Inc.*	2,766	24,977
BancorpSouth, Inc.	8,485	197,022
Bank of Kentucky Financial Corp.	532	26,095
Bank of Marin Bancorp/California	501	25,501
Bank of the Ozarks, Inc.	510	18,834
Banner Corp.	1,748	80,233
BBCN Bancorp, Inc.	6,976	100,943
Blue Hills Bancorp, Inc.*	2,612	34,531
BNC Bancorp	1,729	31,295
Boston Private Financial Holdings, Inc.	6,977	84,771
Bridge Bancorp, Inc.	1,001	25,856
Bridge Capital Holdings*	828	21,619
Bryn Mawr Bank Corp.	1,410	42,878
C1 Financial, Inc.*	270	5,062
Camden National Corp.	622	24,780
Capital Bank Financial Corp., Class A*	2,037	56,242
Capital City Bank Group, Inc.	1,017	16,526
Cardinal Financial Corp.	2,698	53,906
Cascade Bancorp*	2,760	13,248
Cathay General Bancorp	61,027	1,736,218
CenterState Banks, Inc.	3,119	37,147
Central Pacific Financial Corp.	1,504	34,547
Century Bancorp, Inc./Massachusetts, Class A	344	13,657
Chemical Financial Corp.	2,891	90,662
Citizens & Northern Corp.	1,154	23,288
City Holding Co.	1,408	66,218
CNB Financial Corp./Pennsylvania	1,320	22,466
CoBiz Financial, Inc.	3,076	37,896
Columbia Banking System, Inc.	5,067	146,791
Community Bank System, Inc.	3,610	127,758
Community Trust Bancorp, Inc.	1,380	45,761
CommunityOne Bancorp*	930	9,151
ConnectOne Bancorp, Inc.	1,989	38,706
CU Bancorp*	854	19,428
Customers Bancorp, Inc.*	2,281	55,565
CVB Financial Corp.	9,350	149,039
Eagle Bancorp, Inc.*	697	26,765
East West Bancorp, Inc.	72,000	2,913,120
Enterprise Bancorp, Inc./Massachusetts	653	13,876
Enterprise Financial Services Corp.	1,716	35,453
F.N.B. Corp./Pennsylvania	15,368	201,935
FCB Financial Holdings, Inc., Class A*	733	20,062
Fidelity Southern Corp.	1,428	24,105
Financial Institutions, Inc.	1,261	28,915
First Bancorp, Inc./Maine	906	15,810
First Bancorp/North Carolina	1,679	29,483
First BanCorp/Puerto Rico*	9,062	56,184
First Busey Corp.	6,137	41,057
First Business Financial Services, Inc.	374	16,172
First Citizens BancShares, Inc./North Carolina, Class A	843	218,919
First Commonwealth Financial Corp.	8,407	75,663
First Community Bancshares, Inc./Virginia	1,389	24,349
First Connecticut Bancorp, Inc./Connecticut	1,522	23,393
First Financial Bancorp	5,045	89,851
First Financial Bankshares, Inc.	2,493	68,906
First Financial Corp./Indiana	998	35,818
First Interstate BancSystem, Inc., Class A	1,588	44,178
First Merchants Corp.	3,113	73,280
First Midwest Bancorp, Inc./Illinois	6,611	114,833
First NBC Bank Holding Co.*	1,326	43,731
First of Long Island Corp.	1,033	26,341
FirstMerit Corp.	14,596	278,200
Flushing Financial Corp.	2,692	54,028
German American Bancorp, Inc.	1,154	33,962
Glacier Bancorp, Inc.	6,560	164,984
Great Southern Bancorp, Inc.	902	35,530
Great Western Bancorp, Inc.	1,566	34,468
Green Bancorp, Inc.*	381	4,260
Guaranty Bancorp	1,305	22,133
Hampton Roads Bankshares, Inc.*	2,998	5,666
Hancock Holding Co.	7,265	216,933
Hanmi Financial Corp.	2,797	59,157
Heartland Financial USA, Inc.	1,377	44,931
Heritage Commerce Corp.	1,860	16,982
Heritage Financial Corp./Washington	2,637	44,829
Heritage Oaks Bancorp	1,827	15,182
Hilltop Holdings, Inc.*	6,611	128,518
Home BancShares, Inc./Arkansas	894	30,298

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
HomeTrust Bancshares, Inc.*	1,792	$28,618
Horizon Bancorp/Indiana	755	17,659
Hudson Valley Holding Corp.	1,277	32,640
IBERIABANK Corp.	2,779	175,160
Independent Bank Corp./Massachusetts	2,255	98,927
Independent Bank Corp./Michigan	1,610	20,656
Independent Bank Group, Inc.	423	16,459
International Bancshares Corp.	4,795	124,814
Investors Bancorp, Inc.	27,589	323,343
Lakeland Bancorp, Inc.	3,289	37,823
Lakeland Financial Corp.	1,488	60,383
LegacyTexas Financial Group, Inc.	3,263	74,168
Macatawa Bank Corp.	2,009	10,748
MainSource Financial Group, Inc.	1,768	34,724
MB Financial, Inc.	5,864	183,602
Mercantile Bank Corp.	1,415	27,663
Merchants Bancshares, Inc./Vermont	413	12,047
Metro Bancorp, Inc.	1,239	34,159
MidSouth Bancorp, Inc.	749	11,048
MidWestOne Financial Group, Inc.	672	19,374
National Bank Holdings Corp., Class A	3,059	57,540
National Bankshares, Inc./Virginia	633	18,889
National Penn Bancshares, Inc.	10,865	117,016
NBT Bancorp, Inc.	3,832	96,030
NewBridge Bancorp	2,853	25,449
Northrim BanCorp, Inc.	651	15,976
OFG Bancorp	3,886	63,420
Old Line Bancshares, Inc.	805	12,719
Old National Bancorp/Indiana	10,382	147,321
Opus Bank	414	12,784
Pacific Continental Corp.	1,626	21,496
Pacific Premier Bancorp, Inc.*	1,730	28,009
Palmetto Bancshares, Inc.	421	7,999
Park National Corp.	1,133	96,939
Park Sterling Corp.	3,773	26,788
Peapack-Gladstone Financial Corp.	1,299	28,058
Penns Woods Bancorp, Inc.	412	20,151
Peoples Bancorp, Inc./Ohio	1,359	32,127
Peoples Financial Services Corp.	641	28,762
Pinnacle Financial Partners, Inc.	3,130	139,160
Preferred Bank/California	1,086	29,832
PrivateBancorp, Inc.	6,318	222,204
Prosperity Bancshares, Inc.	6,104	320,338
Renasant Corp.	2,735	82,187
Republic Bancorp, Inc./Kentucky, Class A	815	20,155
Republic First Bancorp, Inc.*	2,986	10,839
S&T Bancorp, Inc.	2,852	80,940
Sandy Spring Bancorp, Inc.	2,191	57,470
Seacoast Banking Corp. of Florida*	1,631	23,274
ServisFirst Bancshares, Inc.	168	5,542
Sierra Bancorp	1,101	18,387
Simmons First National Corp., Class A	1,995	90,713
South State Corp.	2,134	145,944
Southside Bancshares, Inc.	2,108	60,479
Southwest Bancorp, Inc./Oklahoma	1,694	30,136
Square 1 Financial, Inc., Class A*	462	12,368
State Bank Financial Corp.	3,080	64,680
Sterling Bancorp/Delaware	8,003	107,320
Stock Yards Bancorp, Inc.	1,292	44,484
Stonegate Bank	851	25,692
Suffolk Bancorp	963	22,881
Sun Bancorp, Inc./New Jersey*	768	14,523
Susquehanna Bancshares, Inc.	16,540	226,763
Talmer Bancorp, Inc., Class A	1,546	23,677
Texas Capital Bancshares, Inc.*	2,611	127,025
Tompkins Financial Corp.	1,292	69,574
Towne Bank/Virginia	3,867	62,181
TriCo Bancshares	1,984	47,874
TriState Capital Holdings, Inc.*	1,833	19,191
Triumph Bancorp, Inc.*	672	9,180
Trustmark Corp.	5,965	144,830
UMB Financial Corp.	3,342	176,758
Umpqua Holdings Corp.	14,692	252,409
Union Bankshares Corp.	4,044	89,817
United Bankshares, Inc./West Virginia	6,024	226,382
United Community Banks, Inc./Georgia	4,336	81,864
Univest Corp. of Pennsylvania	1,382	27,350
Valley National Bancorp	20,049	189,263
Washington Trust Bancorp, Inc.	1,290	49,265
Webster Financial Corp.	7,893	292,436
WesBanco, Inc.	2,872	93,570
West Bancorp, Inc.	1,347	26,792
Westamerica Bancorp	2,317	100,118
Western Alliance Bancorp*	3,104	92,003
Wilshire Bancorp, Inc.	6,132	61,136
Wintrust Financial Corp.	4,125	196,680
Yadkin Financial Corp.*	1,738	35,281

		15,879,113

Capital Markets (0.8%)
Actua Corp.*	3,662	56,724
Arlington Asset Investment Corp., Class A	1,921	46,219
Ashford, Inc.*	77	9,145
BGC Partners, Inc., Class A	11,086	104,763
Calamos Asset Management, Inc., Class A	1,635	21,991
CIFC Corp.	561	4,292
Cowen Group, Inc., Class A*	9,998	51,990
FBR & Co.*	606	14,005
Fifth Street Asset Management, Inc.	228	2,570
FXCM, Inc., Class A	4,365	9,297
INTL FCStone, Inc.*	1,097	32,614
Investment Technology Group, Inc.*	2,962	89,778
Janus Capital Group, Inc.	13,181	226,581
KCG Holdings, Inc., Class A*	4,008	49,138
Manning & Napier, Inc.	1,301	16,926
Medley Management, Inc., Class A	224	2,462
Moelis & Co., Class A	629	18,945
OM Asset Management plc	918	17,111
Oppenheimer Holdings, Inc., Class A	970	22,756
Piper Jaffray Cos.*	1,430	75,018
Safeguard Scientifics, Inc.*	1,774	32,074
Stifel Financial Corp.*	5,779	322,179

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Walter Investment Management Corp.*	3,387	$54,700

		1,281,278

Consumer Finance (2.1%)
Cash America International, Inc.	2,511	58,506
Consumer Portfolio Services, Inc.*	1,969	13,763
Encore Capital Group, Inc.*	719	29,903
Enova International, Inc.*	2,309	45,464
Ezcorp, Inc., Class A*	4,457	40,693
Green Dot Corp., Class A*	2,776	44,194
JG Wentworth Co., Class A*	1,102	11,450
Nelnet, Inc., Class A	1,816	85,933
Nicholas Financial, Inc.*	504	7,061
Regional Management Corp.*	196,042	2,893,580
Springleaf Holdings, Inc.*	2,148	111,202

		3,341,749

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	1,915	18,709
Marlin Business Services Corp.	761	15,243
NewStar Financial, Inc.*	2,270	26,627
On Deck Capital, Inc.*	827	17,607
PHH Corp.*	4,481	108,306
PICO Holdings, Inc.*	1,946	31,545
Resource America, Inc., Class A	1,275	11,602
Tiptree Financial, Inc., Class A*	957	6,345

		235,984

Insurance (2.3%)
Ambac Financial Group, Inc.*	3,944	95,445
American Equity Investment Life Holding Co.	6,551	190,831
AMERISAFE, Inc.	1,623	75,064
AmTrust Financial Services, Inc.	737	41,998
Argo Group International Holdings Ltd.	2,546	127,682
Atlas Financial Holdings, Inc.*	83	1,467
Baldwin & Lyons, Inc., Class B	887	20,809
Citizens, Inc./Texas*	3,708	22,841
CNO Financial Group, Inc.	18,070	311,165
Crawford & Co., Class B	1,962	16,952
Donegal Group, Inc., Class A	777	12,214
EMC Insurance Group, Inc.	401	13,554
Employers Holdings, Inc.	1,128	30,445
Enstar Group Ltd.*	759	107,672
FBL Financial Group, Inc., Class A	861	53,391
Federated National Holding Co.	130	3,978
Fidelity & Guaranty Life	913	19,356
First American Financial Corp.	9,335	333,073
Global Indemnity plc*	773	21,451
Greenlight Capital Reinsurance Ltd., Class A*	2,486	79,055
Hallmark Financial Services, Inc.*	1,349	14,299
HCI Group, Inc.	267	12,247
Horace Mann Educators Corp.	3,595	122,949
Independence Holding Co.	684	9,296
Infinity Property & Casualty Corp.	653	53,579
James River Group Holdings Ltd.	800	18,824
Kansas City Life Insurance Co.	341	15,662
Kemper Corp.	3,837	149,489
Maiden Holdings Ltd.	4,008	59,439
Meadowbrook Insurance Group, Inc.	4,423	37,595
Montpelier Reinsurance Holdings Ltd.	3,257	125,199
National General Holdings Corp.	3,199	59,821
National Interstate Corp.	530	14,882
National Western Life Insurance Co., Class A	197	50,097
Navigators Group, Inc.*	909	70,757
OneBeacon Insurance Group Ltd., Class A	1,926	29,294
Patriot National, Inc.*	425	5,397
Phoenix Cos., Inc.*	526	26,295
Primerica, Inc.	4,826	245,643
RLI Corp.	3,752	196,642
Safety Insurance Group, Inc.	1,126	67,278
Selective Insurance Group, Inc.	4,960	144,088
State Auto Financial Corp.	1,285	31,213
State National Cos., Inc.	1,761	17,522
Stewart Information Services Corp.	1,871	76,037
Symetra Financial Corp.	6,645	155,892
Third Point Reinsurance Ltd.*	5,011	70,906
United Fire Group, Inc.	1,803	57,281
United Insurance Holdings Corp.	138	3,105
Universal Insurance Holdings, Inc.	148	3,787

		3,522,958

Real Estate Investment Trusts (REITs) (7.7%)
Acadia Realty Trust (REIT)	6,087	212,315
AG Mortgage Investment Trust, Inc. (REIT)	2,662	50,152
Agree Realty Corp. (REIT)	1,594	52,554
Alexander’s, Inc. (REIT)	20	9,132
Altisource Residential Corp. (REIT)	5,028	104,884
American Assets Trust, Inc. (REIT)	2,021	87,469
American Capital Mortgage Investment Corp. (REIT)	4,610	82,796
American Residential Properties, Inc. (REIT)*	2,881	51,829
Anworth Mortgage Asset Corp. (REIT)	9,539	48,553
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,209	89,491
Apollo Residential Mortgage, Inc. (REIT)	2,757	43,974
Ares Commercial Real Estate Corp. (REIT)	2,733	30,200
Armada Hoffler Properties, Inc. (REIT)	2,392	25,499
ARMOUR Residential REIT, Inc. (REIT)	31,675	100,410
Ashford Hospitality Prime, Inc. (REIT)	2,099	35,200
Ashford Hospitality Trust, Inc. (REIT)	6,930	66,667
Associated Estates Realty Corp. (REIT)	5,142	126,905
Aviv REIT, Inc. (REIT)	1,617	59,020
Campus Crest Communities, Inc. (REIT)	5,583	39,974
Capstead Mortgage Corp. (REIT)	8,733	102,787
CareTrust REIT, Inc. (REIT)	289	3,919
CatchMark Timber Trust, Inc. (REIT), Class A	1,979	23,194
Cedar Realty Trust, Inc. (REIT)	7,810	58,497
Chambers Street Properties (REIT)	21,053	165,898

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Chatham Lodging Trust (REIT)	3,407	$100,200
Chesapeake Lodging Trust (REIT)	4,903	165,868
Colony Financial, Inc. (REIT), Class A	9,584	248,417
CorEnergy Infrastructure Trust, Inc. (REIT)	4,300	29,799
Cousins Properties, Inc. (REIT)	19,499	206,689
CubeSmart (REIT)	14,243	343,968
CyrusOne, Inc. (REIT)	2,866	89,190
CYS Investments, Inc. (REIT)	14,370	128,037
DCT Industrial Trust, Inc. (REIT)	7,264	251,770
DiamondRock Hospitality Co. (REIT)	17,391	245,735
DuPont Fabros Technology, Inc. (REIT)	3,881	126,831
Dynex Capital, Inc. (REIT)	5,056	42,824
Easterly Government Properties, Inc. (REIT)*	936	15,023
EastGroup Properties, Inc. (REIT)	282	16,959
Education Realty Trust, Inc. (REIT)	3,774	133,524
EPR Properties (REIT)	5,040	302,551
Equity One, Inc. (REIT)	5,820	155,336
Excel Trust, Inc. (REIT)	5,398	75,680
FelCor Lodging Trust, Inc. (REIT)	10,889	125,115
First Industrial Realty Trust, Inc. (REIT)	9,758	209,114
First Potomac Realty Trust (REIT)	5,246	62,375
Franklin Street Properties Corp. (REIT)	8,014	102,739
Geo Group, Inc. (REIT)	6,402	280,023
Getty Realty Corp. (REIT)	2,316	42,151
Gladstone Commercial Corp. (REIT)	1,848	34,391
Government Properties Income Trust (REIT)	6,017	137,488
Gramercy Property Trust, Inc. (REIT)	4,117	115,564
Great Ajax Corp. (REIT)*	375	5,449
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,260	41,313
Hatteras Financial Corp. (REIT)	8,526	154,832
Healthcare Realty Trust, Inc. (REIT)	8,572	238,130
Hersha Hospitality Trust (REIT)	17,757	114,888
Highwoods Properties, Inc. (REIT)	7,951	363,997
Hudson Pacific Properties, Inc. (REIT)	5,825	193,332
InfraREIT, Inc. (REIT)	1,852	52,949
Inland Real Estate Corp. (REIT)	7,786	83,232
Invesco Mortgage Capital, Inc. (REIT)	11,058	171,731
Investors Real Estate Trust (REIT)	9,819	73,642
iStar Financial, Inc. (REIT)*	7,639	99,307
Kite Realty Group Trust (REIT)	2,966	83,552
LaSalle Hotel Properties (REIT)	9,853	382,888
Lexington Realty Trust (REIT)	18,189	178,798
LTC Properties, Inc. (REIT)	3,137	144,302
Mack-Cali Realty Corp. (REIT)	7,919	152,678
Medical Properties Trust, Inc. (REIT)	18,477	272,351
Monmouth Real Estate Investment Corp. (REIT)	4,970	55,217
New Residential Investment Corp. (REIT)	12,483	187,619
New York Mortgage Trust, Inc. (REIT)	9,256	71,827
New York REIT, Inc. (REIT)	14,376	150,660
One Liberty Properties, Inc. (REIT)	1,169	28,547
Owens Realty Mortgage, Inc. (REIT)	1,072	16,059
Parkway Properties, Inc. (REIT)	6,979	121,086
Pebblebrook Hotel Trust (REIT)	6,296	293,205
Pennsylvania Real Estate Investment Trust (REIT)	6,070	141,006
PennyMac Mortgage Investment Trust (REIT)	4,210	89,631
Physicians Realty Trust (REIT)	6,267	110,362
PS Business Parks, Inc. (REIT)	868	72,079
RAIT Financial Trust (REIT)	7,087	48,617
Ramco-Gershenson Properties Trust (REIT)	6,861	127,615
Redwood Trust, Inc. (REIT)	7,380	131,881
Resource Capital Corp. (REIT)	11,410	51,801
Retail Opportunity Investments Corp. (REIT)	7,956	145,595
Rexford Industrial Realty, Inc. (REIT)	5,265	83,240
RLJ Lodging Trust (REIT)	11,540	361,317
Rouse Properties, Inc. (REIT)	3,319	62,928
Ryman Hospitality Properties, Inc. (REIT)	1,887	114,937
Sabra Health Care REIT, Inc. (REIT)	343	11,370
Saul Centers, Inc. (REIT)	120	6,864
Select Income REIT (REIT)	3,345	83,592
Silver Bay Realty Trust Corp. (REIT)	3,340	53,974
Sovran Self Storage, Inc. (REIT)	443	41,615
STAG Industrial, Inc. (REIT)	5,026	118,211
STORE Capital Corp. (REIT)	2,870	67,014
Strategic Hotels & Resorts, Inc. (REIT)*	5,569	69,223
Summit Hotel Properties, Inc. (REIT)	7,522	105,835
Sunstone Hotel Investors, Inc. (REIT)	18,218	303,694
Terreno Realty Corp. (REIT)	3,824	87,187
Trade Street Residential, Inc. (REIT)	1,863	13,339
UMH Properties, Inc. (REIT)	1,869	18,821
Urstadt Biddle Properties, Inc. (REIT), Class A	864	19,924
Washington Real Estate Investment Trust (REIT)	5,944	164,233
Western Asset Mortgage Capital Corp. (REIT)	3,837	57,862
Whitestone REIT (REIT)	2,102	33,380

		11,987,418

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,316	186,365
Altisource Asset Management Corp.*	25	4,628

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
AV Homes, Inc.*	1,050	$16,758
Consolidated-Tomoka Land Co.	257	15,333
Forestar Group, Inc.*	2,764	43,588
FRP Holdings, Inc.*	557	20,275
Kennedy-Wilson Holdings, Inc.	5,839	152,632
RE/MAX Holdings, Inc., Class A	928	30,819
Tejon Ranch Co.*	1,096	28,989

		499,387

Thrifts & Mortgage Finance (1.5%)
Anchor BanCorp Wisconsin, Inc.*	597	20,734
Astoria Financial Corp.	7,634	98,860
Bank Mutual Corp.	3,840	28,109
BankFinancial Corp.	1,590	20,893
BBX Capital Corp., Class A*	617	11,476
Beneficial Bancorp, Inc.*	2,804	31,657
Berkshire Hills Bancorp, Inc.	2,237	61,965
Brookline Bancorp, Inc.	6,323	63,546
Capitol Federal Financial, Inc.	12,600	157,500
Charter Financial Corp./Maryland	1,395	16,043
Clifton Bancorp, Inc.	2,295	32,382
Dime Community Bancshares, Inc.	2,856	45,982
EverBank Financial Corp.	8,039	144,943
Federal Agricultural Mortgage Corp., Class C	840	23,680
First Defiance Financial Corp.	823	27,011
First Financial Northwest, Inc.	1,327	16,388
Flagstar Bancorp, Inc.*	1,703	24,711
Fox Chase Bancorp, Inc.	1,099	18,496
Home Loan Servicing Solutions Ltd.	6,209	102,697
HomeStreet, Inc.*	1,914	35,064
Kearny Financial Corp.*	1,195	16,228
Ladder Capital Corp. (REIT)*	1,289	23,859
LendingTree, Inc.*	319	17,867
Meta Financial Group, Inc.	509	20,223
MGIC Investment Corp.*	17,390	167,466
NMI Holdings, Inc., Class A*	4,319	32,349
Northfield Bancorp, Inc.	4,142	61,384
Northwest Bancshares, Inc.	8,376	99,256
OceanFirst Financial Corp.	1,263	21,812
Oritani Financial Corp.	4,011	58,360
PennyMac Financial Services, Inc., Class A*	468	7,942
Provident Financial Services, Inc.	5,297	98,789
Radian Group, Inc.	13,442	225,691
Stonegate Mortgage Corp.*	1,156	12,508
Territorial Bancorp, Inc.	834	19,816
TrustCo Bank Corp.	8,446	58,108
United Community Financial Corp./Ohio	4,286	23,402
United Financial Bancorp, Inc.	3,611	44,885
Walker & Dunlop, Inc.*	1,572	27,872
Washington Federal, Inc.	8,963	195,438
Waterstone Financial, Inc.	3,066	39,367
WSFS Financial Corp.	803	60,731

		2,315,490

Total Financials		39,063,377

Health Care (3.0%)
Biotechnology (0.5%)
ACADIA Pharmaceuticals, Inc.*	590	19,228
Achillion Pharmaceuticals, Inc.*	7,894	77,835
Adamas Pharmaceuticals, Inc.*	32	560
Agenus, Inc.*	1,298	6,659
AMAG Pharmaceuticals, Inc.*	620	33,889
Anacor Pharmaceuticals, Inc.*	1,832	105,981
Ardelyx, Inc.*	72	942
Array BioPharma, Inc.*	2,254	16,612
Atara Biotherapeutics, Inc.*	61	2,536
Avalanche Biotechnologies, Inc.*	71	2,877
Bellicum Pharmaceuticals, Inc.*	92	2,132
BioCryst Pharmaceuticals, Inc.*	1,389	12,543
Calithera Biosciences, Inc.*	91	1,494
Celldex Therapeutics, Inc.*	766	21,348
Cellular Dynamics International, Inc.*	66	1,084
ChemoCentryx, Inc.*	2,551	19,260
Coherus Biosciences, Inc.*	74	2,263
Cytokinetics, Inc.*	2,932	19,879
Cytori Therapeutics, Inc.*	1,718	2,027
CytRx Corp.*	3,674	12,381
Dynavax Technologies Corp.*	2,535	56,860
Emergent Biosolutions, Inc.*	2,260	64,998
FibroGen, Inc.*	103	3,232
Geron Corp.*	13,608	51,302
Hyperion Therapeutics, Inc.*	264	12,118
Idera Pharmaceuticals, Inc.*	465	1,725
Immune Design Corp.*	71	1,499
Immunomedics, Inc.*	561	2,149
Inovio Pharmaceuticals, Inc.*	666	5,435
Invitae Corp.*	80	1,341
Kite Pharma, Inc.*	109	6,287
Lexicon Pharmaceuticals, Inc.*	1,670	1,577
Merrimack Pharmaceuticals, Inc.*	511	6,071
Navidea Biopharmaceuticals, Inc.*	3,424	5,444
NeoStem, Inc.*	1,147	2,913
Osiris Therapeutics, Inc.*	167	2,936
Otonomy, Inc.*	70	2,475
OvaScience, Inc.*	1,484	51,539
Peregrine Pharmaceuticals, Inc.*	1,278	1,725
Progenics Pharmaceuticals, Inc.*	4,458	26,659
Prothena Corp. plc*	1,735	66,173
PTC Therapeutics, Inc.*	249	15,152
Radius Health, Inc.*	52	2,140
Rigel Pharmaceuticals, Inc.*	8,062	28,781
Sage Therapeutics, Inc.*	55	2,763
Spark Therapeutics, Inc.*	88	6,820
Spectrum Pharmaceuticals, Inc.*	4,236	25,713
T2 Biosystems, Inc.*	87	1,350
Threshold Pharmaceuticals, Inc.*	123	499
Tokai Pharmaceuticals, Inc.*	100	1,130
Verastem, Inc.*	2,336	23,757
Vitae Pharmaceuticals, Inc.*	58	679
XOMA Corp.*	1,429	5,202
Zafgen, Inc.*	59	2,337

		852,311

Health Care Equipment & Supplies (0.9%)
Analogic Corp.	1,089	98,990
AngioDynamics, Inc.*	2,144	38,142
AtriCure, Inc.*	670	13,728
CONMED Corp.	2,391	120,722
CryoLife, Inc.	2,400	24,888
Cynosure, Inc., Class A*	1,267	38,859
Derma Sciences, Inc.*	2,141	18,134
Entellus Medical, Inc.*	192	4,205
Exactech, Inc.*	917	23,503
Greatbatch, Inc.*	2,190	126,692
Haemonetics Corp.*	4,194	188,394
ICU Medical, Inc.*	1,184	110,278

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	1,294	$79,775
Invacare Corp.	2,790	54,154
Merit Medical Systems, Inc.*	3,861	74,324
Nevro Corp.*	129	6,183
NuVasive, Inc.*	655	30,123
Ocular Therapeutix, Inc.*	67	2,813
OraSure Technologies, Inc.*	4,455	29,136
Orthofix International N.V.*	1,608	57,711
PhotoMedex, Inc.*	1,233	2,478
Rockwell Medical, Inc.*	3,520	38,474
RTI Surgical, Inc.*	5,186	25,619
Second Sight Medical Products, Inc.*	129	1,654
Sientra, Inc.*	197	3,780
SurModics, Inc.*	901	23,453
Symmetry Surgical, Inc.*	889	6,516
Tornier N.V.*	3,093	81,098
TransEnterix, Inc.*	2,355	6,900
Unilife Corp.*	1,673	6,709
Wright Medical Group, Inc.*	2,311	59,624

		1,397,059

Health Care Providers & Services (1.2%)
AAC Holdings, Inc.*	229	7,003
Aceto Corp.	2,129	46,838
Addus HomeCare Corp.*	540	12,431
Adeptus Health, Inc., Class A*	251	12,605
Alliance HealthCare Services, Inc.*	309	6,854
Almost Family, Inc.*	716	32,012
Amedisys, Inc.*	2,457	65,798
AMN Healthcare Services, Inc.*	4,073	93,964
Amsurg Corp.*	2,941	180,930
Bio-Reference Laboratories, Inc.*	170	5,991
BioScrip, Inc.*	5,762	25,526
BioTelemetry, Inc.*	955	8,452
Civitas Solutions, Inc.*	331	6,931
Cross Country Healthcare, Inc.*	2,676	31,737
Ensign Group, Inc.	137	6,420
Five Star Quality Care, Inc.*	3,996	17,742
Genesis Healthcare, Inc.*	1,270	9,042
Hanger, Inc.*	3,170	71,927
HealthEquity, Inc.*	627	15,669
HealthSouth Corp.	1,894	84,018
Healthways, Inc.*	1,284	25,295
IPC Healthcare, Inc.*	622	29,010
Kindred Healthcare, Inc.	6,146	146,213
LHC Group, Inc.*	1,066	35,210
Magellan Health, Inc.*	2,435	172,447
National HealthCare Corp.	925	58,932
National Research Corp., Class A	105	1,512
Owens & Minor, Inc.	5,564	188,286
PharMerica Corp.*	2,635	74,281
RadNet, Inc.*	164	1,378
Select Medical Holdings Corp.	450	6,673
Surgical Care Affiliates, Inc.*	70	2,403
Triple-S Management Corp., Class B*	2,169	43,120
Trupanion, Inc.*	797	6,376
Universal American Corp.*	3,588	38,320
WellCare Health Plans, Inc.*	3,574	326,878

		1,898,224

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	214	1,661
Connecture, Inc.*	167	1,728
Imprivata, Inc.*	161	2,254
MedAssets, Inc.*	303	5,702

		11,345

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,798	60,263
Albany Molecular Research, Inc.*	2,025	35,640
INC Research Holdings, Inc., Class A*	83	2,717
PRA Health Sciences, Inc.*	204	5,883

		104,503

Pharmaceuticals (0.3%)
Amphastar Pharmaceuticals, Inc.*	84	1,257
Catalent, Inc.*	447	13,924
Dermira, Inc.*	89	1,366
Flex Pharma, Inc.*	59	1,156
Impax Laboratories, Inc.*	4,963	232,616
Intersect ENT, Inc.*	212	5,476
Medicines Co.*	568	15,915
Nektar Therapeutics*	4,948	54,428
Omeros Corp.*	231	5,089
Revance Therapeutics, Inc.*	308	6,385
Sagent Pharmaceuticals, Inc.*	412	9,579
SciClone Pharmaceuticals, Inc.*	1,906	16,887
Theravance Biopharma, Inc.*	146	2,533
Theravance, Inc.	404	6,351
XenoPort, Inc.*	4,373	31,136
ZS Pharma, Inc.*	72	3,030

		407,128

Total Health Care		4,670,570

Industrials (30.4%)
Aerospace & Defense (1.1%)
AAR Corp.	3,472	106,590
Aerovironment, Inc.*	815	21,606
American Science & Engineering, Inc.	556	27,166
Cubic Corp.	1,713	88,682
Curtiss-Wright Corp.	3,154	233,207
DigitalGlobe, Inc.*	6,642	226,293
Ducommun, Inc.*	618	16,006
Engility Holdings, Inc.	1,579	47,433
Esterline Technologies Corp.*	2,811	321,635
KEYW Holding Corp.*	2,744	22,583
Kratos Defense & Security Solutions, Inc.*	3,718	20,561
LMI Aerospace, Inc.*	1,042	12,723
Moog, Inc., Class A*	3,383	253,894
National Presto Industries, Inc.	434	27,511
SIFCO Industries, Inc.	148	3,225
Teledyne Technologies, Inc.*	2,376	253,590

		1,682,705

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	4,534	41,803
Atlas Air Worldwide Holdings, Inc.*	2,222	95,590
UTi Worldwide, Inc.*	7,996	98,351
XPO Logistics, Inc.*	3,712	168,785

		404,529

Airlines (0.3%)
JetBlue Airways Corp.*	18,713	360,225
Republic Airways Holdings, Inc.*	4,366	60,033
SkyWest, Inc.	4,549	66,461

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Virgin America, Inc.*	1,015	$30,856

		517,575

Building Products (2.3%)
Advanced Drainage Systems, Inc.	475	14,221
Apogee Enterprises, Inc.	1,053	45,490
Gibraltar Industries, Inc.*	2,667	43,765
Griffon Corp.	2,763	48,159
Insteel Industries, Inc.	95	2,055
Masonite International Corp.*	2,256	151,739
NCI Building Systems, Inc.*	170,000	2,937,600
Ply Gem Holdings, Inc.*	299	3,887
Quanex Building Products Corp.	2,853	56,318
Simpson Manufacturing Co., Inc.	3,398	126,983
Universal Forest Products, Inc.	1,766	97,978

		3,528,195

Commercial Services & Supplies (5.4%)
ABM Industries, Inc.	4,929	157,038
ACCO Brands Corp.*	9,906	82,319
Brady Corp., Class A	4,216	119,271
Brink’s Co.	4,261	117,731
Casella Waste Systems, Inc., Class A*	408	2,244
CECO Environmental Corp.	1,983	21,040
Cenveo, Inc.*	3,286	7,032
Civeo Corp.	7,730	19,634
Deluxe Corp.	2,149	148,883
Ennis, Inc.	2,215	31,276
G&K Services, Inc., Class A	1,746	126,637
Heritage-Crystal Clean, Inc.*	49	573
HNI Corp.	297	16,386
InnerWorkings, Inc.*	2,717	18,258
Kimball International, Inc., Class B	2,937	30,780
Matthews International Corp., Class A	2,621	135,008
McGrath RentCorp	2,213	72,830
Mobile Mini, Inc.	78,784	3,359,350
Multi-Color Corp.	579	40,142
NL Industries, Inc.*	606	4,697
Performant Financial Corp.*	231	785
Quad/Graphics, Inc.	2,389	54,899
SP Plus Corp.*	52	1,136
Team, Inc.*	85,000	3,313,300
Tetra Tech, Inc.	5,134	123,319
UniFirst Corp.	1,309	154,056
United Stationers, Inc.	3,476	142,481
Viad Corp.	1,760	48,963
West Corp.	1,617	54,541

		8,404,609

Construction & Engineering (3.4%)
Aegion Corp.*	3,065	55,323
Ameresco, Inc., Class A*	1,819	13,461
Argan, Inc.	645	23,330
Comfort Systems USA, Inc.	2,684	56,471
Dycom Industries, Inc.*	330	16,117
EMCOR Group, Inc.	5,512	256,143
Furmanite Corp.*	305,000	2,406,450
Granite Construction, Inc.	3,449	121,198
Great Lakes Dredge & Dock Corp.*	4,714	28,331
Layne Christensen Co.*	1,818	9,108
MYR Group, Inc.*	1,886	59,107
Northwest Pipe Co.*	905	20,770
Orion Marine Group, Inc.*	248,275	2,199,716
Sterling Construction Co., Inc.*	1,671	7,553
Tutor Perini Corp.*	3,225	75,304

		5,348,382

Electrical Equipment (0.3%)
Encore Wire Corp.	476	18,031
EnerSys, Inc.	2,975	191,114
Franklin Electric Co., Inc.	323	12,319
General Cable Corp.	4,323	74,485
Global Power Equipment Group, Inc.	1,426	18,823
GrafTech International Ltd.*	10,152	39,491
LSI Industries, Inc.	1,904	15,518
Plug Power, Inc.*	14,976	38,788
Powell Industries, Inc.	794	26,813
PowerSecure International, Inc.*	2,091	27,518
Preformed Line Products Co.	244	10,280
Revolution Lighting Technologies, Inc.*	173	192
TCP International Holdings Ltd.*	246	453
Vicor Corp.*	1,139	17,313

		491,138

Machinery (2.8%)
Accuride Corp.*	205	955
Actuant Corp., Class A	5,446	129,288
Alamo Group, Inc.	572	36,110
Albany International Corp., Class A	2,169	86,218
American Railcar Industries, Inc.	54	2,685
Astec Industries, Inc.	1,619	69,423
Barnes Group, Inc.	4,776	193,380
Briggs & Stratton Corp.	4,073	83,659
CIRCOR International, Inc.	154	8,424
CLARCOR, Inc.	244	16,119
Columbus McKinnon Corp.	1,540	41,488
Douglas Dynamics, Inc.	209	4,774
Dynamic Materials Corp.	1,225	15,643
Energy Recovery, Inc.*	2,265	5,866
ESCO Technologies, Inc.	2,310	90,044
Federal Signal Corp.	5,526	87,256
FreightCar America, Inc.	1,004	31,556
Global Brass & Copper Holdings, Inc.	208	3,214
Hurco Cos., Inc.	601	19,791
Kadant, Inc.	840	44,192
L.B. Foster Co., Class A	923	43,824
Lindsay Corp.	186	14,182
Lydall, Inc.*	191	6,058
Meritor, Inc.*	4,147	52,294
Miller Industries, Inc.	875	21,437
Mueller Industries, Inc.	1,759	63,553
Navistar International Corp.*	100,000	2,950,000
NN, Inc.	96	2,408
Standex International Corp.	300	24,639
Titan International, Inc.	3,823	35,783
TriMas Corp.*	501	15,426
Twin Disc, Inc.	185	3,269
Watts Water Technologies, Inc., Class A	2,361	129,926
Woodward, Inc.	1,938	98,857

		4,431,741

Marine (2.2%)
Baltic Trading Ltd.	4,758	7,089
International Shipholding Corp.	498	6,031
Kirby Corp.*	43,000	3,227,150

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Knightsbridge Shipping Ltd.	3,194	$15,970
Matson, Inc.	2,485	104,768
Navios Maritime Holdings, Inc.	6,521	27,258
Safe Bulkers, Inc.	3,756	13,484
Scorpio Bulkers, Inc.*	11,430	27,089
Ultrapetrol Bahamas Ltd.*	1,971	2,858

		3,431,697

Professional Services (0.6%)
Acacia Research Corp.	4,488	48,021
CBIZ, Inc.*	3,602	33,607
CDI Corp.	1,295	18,195
CRA International, Inc.*	806	25,083
Franklin Covey Co.*	484	9,322
FTI Consulting, Inc.*	3,598	134,781
GP Strategies Corp.*	391	14,467
Heidrick & Struggles International, Inc.	1,558	38,296
Hill International, Inc.*	593	2,129
Huron Consulting Group, Inc.*	1,861	123,105
ICF International, Inc.*	1,714	70,017
Kelly Services, Inc., Class A	2,359	41,141
Korn/Ferry International	2,094	68,830
Navigant Consulting, Inc.*	4,404	57,076
Paylocity Holding Corp.*	535	15,322
Pendrell Corp.*	15,192	19,749
Resources Connection, Inc.	3,452	60,410
RPX Corp.*	4,131	59,445
TriNet Group, Inc.*	947	33,363
VSE Corp.	347	28,412

		900,771

Road & Rail (4.4%)
ArcBest Corp.	177	6,707
Celadon Group, Inc.	1,733	47,172
Genesee & Wyoming, Inc., Class A*	36,000	3,471,840
Marten Transport Ltd.	1,202	27,886
P.A.M. Transportation Services, Inc.*	235	13,458
Patriot Transportation Holding, Inc.*	214	5,344
Quality Distribution, Inc.*	1,951	20,154
Roadrunner Transportation Systems, Inc.*	1,553	39,244
Saia, Inc.*	68,000	3,012,400
Universal Truckload Services, Inc.	212	5,338
USA Truck, Inc.*	588	16,282
Werner Enterprises, Inc.	3,137	98,533
YRC Worldwide, Inc.*	2,308	41,452

		6,805,810

Trading Companies & Distributors (7.3%)
Aircastle Ltd.	3,972	89,211
Applied Industrial Technologies, Inc.	2,350	106,549
Beacon Roofing Supply, Inc.*	3,386	105,982
CAI International, Inc.*	1,425	35,012
DXP Enterprises, Inc.*	77,000	3,394,930
Erickson, Inc.*	565	2,441
Houston Wire & Cable Co.	1,695	16,492
Kaman Corp.	1,182	50,152
Neff Corp., Class A*	680	7,167
Rush Enterprises, Inc., Class A*	105,539	2,887,547
Stock Building Supply Holdings, Inc.*	115,000	2,076,900
TAL International Group, Inc.*	63,952	2,604,765
Textainer Group Holdings Ltd.	1,422	42,646
Titan Machinery, Inc.*	1,368	18,263

		11,438,057

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,889	59,580

Total Industrials		47,444,789

Information Technology (4.7%)
Communications Equipment (0.4%)
ADTRAN, Inc.	2,192	40,925
Aerohive Networks, Inc.*	514	2,292
Bel Fuse, Inc., Class B	806	15,338
Black Box Corp.	1,300	27,209
Calix, Inc.*	3,570	29,952
Comtech Telecommunications Corp.	1,334	38,619
Digi International, Inc.*	2,015	20,110
Emulex Corp.*	6,194	49,366
Extreme Networks, Inc.*	2,783	8,794
Finisar Corp.*	543	11,588
Harmonic, Inc.*	6,609	48,973
Infinera Corp.*	1,705	33,537
Ixia*	4,427	53,699
KVH Industries, Inc.*	393	5,942
NETGEAR, Inc.*	3,023	99,396
Numerex Corp., Class A*	198	2,257
Oclaro, Inc.*	8,815	17,454
Plantronics, Inc.	468	24,781
Polycom, Inc.*	6,552	87,797
Procera Networks, Inc.*	1,418	13,315
TESSCO Technologies, Inc.	519	12,799

		644,143

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	1,350	13,284
Anixter International, Inc.*	1,322	100,644
Benchmark Electronics, Inc.*	4,747	114,070
Checkpoint Systems, Inc.	3,587	38,811
Coherent, Inc.*	2,038	132,389
CTS Corp.	2,928	52,675
CUI Global, Inc.*	666	3,903
Daktronics, Inc.	942	10,183
DTS, Inc.*	1,057	36,012
Electro Rent Corp.	1,366	15,490
Electro Scientific Industries, Inc.	2,205	13,627
Fabrinet*	3,075	58,394
FARO Technologies, Inc.*	217	13,482
Gerber Scientific, Inc. (Escrow Shares)*†	2,344	—
GSI Group, Inc.*	2,639	35,151
II-VI, Inc.*	4,550	83,993
Insight Enterprises, Inc.*	3,586	102,273
Itron, Inc.*	3,449	125,923
Kemet Corp.*	4,202	17,396
Kimball Electronics, Inc.*	2,219	31,377
Littelfuse, Inc.	271	26,935
Mercury Systems, Inc.*	2,949	45,857
Multi-Fineline Electronix, Inc.*	761	13,903
Newport Corp.*	359	6,843
OSI Systems, Inc.*	1,359	100,919
Park Electrochemical Corp.	1,800	38,808
PC Connection, Inc.	873	22,777
Plexus Corp.*	1,990	81,132
Rofin-Sinar Technologies, Inc.*	2,500	60,575
Rogers Corp.*	1,146	94,213

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina Corp.*	7,238	$175,087
ScanSource, Inc.*	2,484	100,975
Speed Commerce, Inc.*	732	468
SYNNEX Corp.	2,237	172,808
TTM Technologies, Inc.*	4,671	42,086
Viasystems Group, Inc.*	452	7,905
Vishay Precision Group, Inc.*	1,072	17,077

		2,007,445

Internet Software & Services (0.3%)
Amber Road, Inc.*	36	333
Bankrate, Inc.*	5,448	61,780
Bazaarvoice, Inc.*	2,692	15,210
Blucora, Inc.*	3,647	49,818
Borderfree, Inc.*	35	210
Box, Inc., Class A*	315	6,221
Dealertrack Technologies, Inc.*	743	28,620
Demand Media, Inc.*	843	4,822
Dice Holdings, Inc.*	2,489	22,202
EarthLink Holdings Corp.	9,250	41,070
Everyday Health, Inc.*	44	566
Five9, Inc.*	65	361
Global Sources Ltd.*	1,175	6,886
Hortonworks, Inc.*	181	4,315
Internap Corp.*	4,785	48,951
Intralinks Holdings, Inc.*	3,457	35,745
Limelight Networks, Inc.*	4,859	17,638
Liquidity Services, Inc.*	2,325	22,971
Millennial Media, Inc.*	7,309	10,598
Monster Worldwide, Inc.*	8,091	51,297
New Relic, Inc.*	145	5,032
OPOWER, Inc.*	37	375
Perficient, Inc.*	992	20,525
Q2 Holdings, Inc.*	52	1,099
QuinStreet, Inc.*	2,836	16,874
RealNetworks, Inc.*	2,090	14,066
Reis, Inc.	641	16,435
Rightside Group Ltd.*	843	8,556
Stamps.com, Inc.*	123	8,277
TechTarget, Inc.*	1,551	17,883
Tremor Video, Inc.*	3,288	7,694
YuMe, Inc.*	1,692	8,782

		555,212

IT Services (0.7%)
Acxiom Corp.*	6,737	124,567
CACI International, Inc., Class A*	2,074	186,494
Ciber, Inc.*	6,584	27,126
Computer Task Group, Inc.	1,448	10,585
Convergys Corp.	8,932	204,275
CSG Systems International, Inc.	1,743	52,970
Datalink Corp.*	1,847	22,238
ExlService Holdings, Inc.*	1,646	61,231
Global Cash Access Holdings, Inc.*	5,870	44,729
Hackett Group, Inc.	1,861	16,637
Higher One Holdings, Inc.*	2,130	5,155
ManTech International Corp., Class A	2,154	73,107
ModusLink Global Solutions, Inc.*	3,260	12,551
MoneyGram International, Inc.*	2,670	23,069
PRGX Global, Inc.*	1,984	7,976
ServiceSource International, Inc.*	5,714	17,713
Sykes Enterprises, Inc.*	3,113	77,358
TeleTech Holdings, Inc.	701	17,841
Unisys Corp.*	1,749	40,594

		1,026,216

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	348	8,930
Alpha & Omega Semiconductor Ltd.*	2,070	18,444
Amkor Technology, Inc.*	3,424	30,251
Audience, Inc.*	1,327	6,025
Axcelis Technologies, Inc.*	10,138	24,128
Brooks Automation, Inc.	5,542	64,453
Cabot Microelectronics Corp.*	364	18,189
Cascade Microtech, Inc.*	1,150	15,617
CEVA, Inc.*	1,826	38,930
Cirrus Logic, Inc.*	3,843	127,818
Cohu, Inc.	2,328	25,468
Diodes, Inc.*	971	27,732
DSP Group, Inc.*	1,856	22,235
Entegris, Inc.*	5,395	73,857
Entropic Communications, Inc.*	6,861	20,309
Exar Corp.*	2,906	29,205
Fairchild Semiconductor International, Inc.*	10,177	185,018
FormFactor, Inc.*	4,874	43,232
Integrated Device Technology, Inc.*	3,183	63,724
Integrated Silicon Solution, Inc.	2,622	46,908
Intersil Corp., Class A	11,302	161,845
IXYS Corp.	2,275	28,028
Kopin Corp.*	5,933	20,884
Microsemi Corp.*	2,679	94,837
MKS Instruments, Inc.	4,703	159,008
Nanometrics, Inc.*	942	15,844
NVE Corp.	273	18,815
OmniVision Technologies, Inc.*	4,933	130,083
Pericom Semiconductor Corp.	2,031	31,420
Photronics, Inc.*	5,775	49,087
PMC-Sierra, Inc.*	10,399	96,503
QuickLogic Corp.*	159	307
Rubicon Technology, Inc.*	2,296	9,046
Rudolph Technologies, Inc.*	2,492	27,462
Silicon Laboratories, Inc.*	1,152	58,487
Tessera Technologies, Inc.	1,928	77,660
Ultra Clean Holdings, Inc.*	1,967	14,064
Ultratech, Inc.*	1,973	34,212
Veeco Instruments, Inc.*	3,515	107,383
Vitesse Semiconductor Corp.*	274	1,455
Xcerra Corp.*	2,939	26,128

		2,053,031

Software (0.6%)
A10 Networks, Inc.*	91	394
Bottomline Technologies de, Inc.*	610	16,696
Covisint Corp.*	3,636	7,381
Ebix, Inc.	2,438	74,066
EnerNOC, Inc.*	1,668	19,015
Epiq Systems, Inc.	2,614	46,869
ePlus, Inc.*	433	37,641
Globant S.A.*	155	3,264
Glu Mobile, Inc.*	814	4,078
HubSpot, Inc.*	146	5,825
Infoblox, Inc.*	713	17,019
Mentor Graphics Corp.	8,513	204,567
MobileIron, Inc.*	298	2,760
Model N, Inc.*	548	6,554
Paycom Software, Inc.*	602	19,300

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Progress Software Corp.*	4,504	$122,374
QAD, Inc., Class A	64	1,549
Rosetta Stone, Inc.*	2,054	15,631
Rubicon Project, Inc.*	54	968
Sapiens International Corp. N.V.*	1,721	14,112
SeaChange International, Inc.*	2,780	21,823
Silver Spring Networks, Inc.*	237	2,119
Take-Two Interactive Software, Inc.*	6,771	172,356
TeleCommunication Systems, Inc., Class A*	4,431	16,971
Telenav, Inc.*	2,489	19,713
TiVo, Inc.*	5,395	57,241
TubeMogul, Inc.*	193	2,667
Varonis Systems, Inc.*	67	1,719
Verint Systems, Inc.*	313	19,384
Vringo, Inc.*	838	545
Workiva, Inc.*	182	2,621
Yodlee, Inc.*	169	2,275
Zendesk, Inc.*	83	1,883

		941,380

Technology Hardware, Storage & Peripherals (0.1%)
Eastman Kodak Co.*	1,514	28,751
Intevac, Inc.*	2,274	13,962
QLogic Corp.*	7,663	112,953
Quantum Corp.*	12,070	19,312

		174,978

Total Information Technology		7,402,405

Materials (2.2%)
Chemicals (1.2%)
A. Schulman, Inc.	1,951	94,038
American Vanguard Corp.	2,405	25,541
Axiall Corp.	6,167	289,479
Chase Corp.	54	2,361
FutureFuel Corp.	1,465	15,046
Hawkins, Inc.	761	28,910
Innophos Holdings, Inc.	807	45,482
Innospec, Inc.	1,675	77,703
Intrepid Potash, Inc.*	5,048	58,304
KMG Chemicals, Inc.	901	24,084
Kraton Performance Polymers, Inc.*	2,870	58,003
Kronos Worldwide, Inc.	1,479	18,709
LSB Industries, Inc.*	1,664	68,773
Minerals Technologies, Inc.	2,196	160,528
Olin Corp.	6,974	223,447
OM Group, Inc.	2,601	78,108
Quaker Chemical Corp.	339	29,032
Sensient Technologies Corp.	4,119	283,717
Stepan Co.	902	37,577
Trecora Resources*	268	3,270
Tredegar Corp.	2,161	43,458
Trinseo S.A.*	818	16,196
Tronox Ltd., Class A	5,387	109,518
Zep, Inc.	1,385	23,587

		1,814,871

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	9	580

Containers & Packaging (0.1%)
AEP Industries, Inc.*	40	2,202
Berry Plastics Group, Inc.*	3,434	124,276
UFP Technologies, Inc.*	606	13,805

		140,283

Metals & Mining (0.6%)
A.M. Castle & Co.*	1,795	6,552
AK Steel Holding Corp.*	15,199	67,940
Ampco-Pittsburgh Corp.	760	13,270
Century Aluminum Co.*	4,461	61,562
Coeur Mining, Inc.*	6,603	31,100
Commercial Metals Co.	10,322	167,113
Handy & Harman Ltd.*	269	11,045
Haynes International, Inc.	1,010	45,056
Hecla Mining Co.	32,350	96,403
Horsehead Holding Corp.*	4,168	52,767
Kaiser Aluminum Corp.	1,587	122,024
Materion Corp.	1,099	42,235
Molycorp, Inc.*	17,486	6,737
Noranda Aluminum Holding Corp.	4,177	12,406
Olympic Steel, Inc.	715	9,624
RTI International Metals, Inc.*	2,572	92,360
Ryerson Holding Corp.*	847	5,395
Schnitzer Steel Industries, Inc., Class A	2,244	35,590
Stillwater Mining Co.*	688	8,889
SunCoke Energy, Inc.	1,700	25,398
Universal Stainless & Alloy Products, Inc.*	680	17,830
Walter Energy, Inc.	4,710	2,920

		934,216

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	12,461	205,731
Neenah Paper, Inc.	714	44,654
P.H. Glatfelter Co.	2,393	65,879
Resolute Forest Products, Inc.*	5,705	98,411
Schweitzer-Mauduit International, Inc.	2,289	105,569
Wausau Paper Corp.	234	2,230

		522,474

Total Materials		3,412,424

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
8x8, Inc.*	5,228	43,915
Atlantic Tele-Network, Inc.	837	57,937
Cincinnati Bell, Inc.*	13,789	48,675
Consolidated Communications Holdings, Inc.	1,359	27,724
FairPoint Communications, Inc.*	378	6,653
Globalstar, Inc.*	24,469	81,482
Hawaiian Telcom Holdco, Inc.*	904	24,074
IDT Corp., Class B	130	2,307
inContact, Inc.*	626	6,823
Intelsat S.A.*	1,866	22,392
Iridium Communications, Inc.*	7,215	70,058
Lumos Networks Corp.	277	4,227
magicJack VocalTec Ltd.*	129	882
ORBCOMM, Inc.*	5,078	30,316
Premiere Global Services, Inc.*	218,529	2,089,137
Vonage Holdings Corp.*	15,134	74,308

		2,590,910

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,211	16,671
Leap Wireless International, Inc.*†	3,801	7,184

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NTELOS Holdings Corp.	890	$4,272
Shenandoah Telecommunications Co.	354	11,031
Spok Holdings, Inc.	1,824	34,966

		74,124

Total Telecommunication Services		2,665,034

Utilities (3.4%)
Electric Utilities (1.3%)
ALLETE, Inc.	3,931	207,400
Cleco Corp.	5,290	288,411
El Paso Electric Co.	3,561	137,597
Empire District Electric Co.	3,781	93,844
IDACORP, Inc.	4,453	279,960
MGE Energy, Inc.	3,050	135,176
NRG Yield, Inc., Class A	2,087	105,873
Otter Tail Corp.	3,192	102,687
PNM Resources, Inc.	7,025	205,130
Portland General Electric Co.	6,912	256,366
Spark Energy, Inc., Class A	234	3,451
UIL Holdings Corp.	4,980	256,072
Unitil Corp.	1,200	41,724

		2,113,691

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,261	63,819
Laclede Group, Inc.	3,819	195,609
New Jersey Resources Corp.	7,368	228,850
Northwest Natural Gas Co.	2,401	115,128
ONE Gas, Inc.	4,593	198,556
Piedmont Natural Gas Co., Inc.	6,810	251,357
South Jersey Industries, Inc.	2,916	158,281
Southwest Gas Corp.	4,066	236,519
WGL Holdings, Inc.	4,533	255,661

		1,703,780

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	2,353	79,484
Atlantic Power Corp.	10,223	28,727
Dynegy, Inc.*	10,816	339,947
Ormat Technologies, Inc.	942	35,815
TerraForm Power, Inc., Class A	1,569	57,284
Vivint Solar, Inc.*	1,163	14,119

		555,376

Multi-Utilities (0.4%)
Avista Corp.	5,304	181,291
Black Hills Corp.	3,942	198,834
NorthWestern Corp.	4,145	222,960

		603,085

Water Utilities (0.2%)
American States Water Co.	3,190	127,249
Artesian Resources Corp., Class A	667	14,267
California Water Service Group	4,223	103,506
Connecticut Water Service, Inc.	935	33,968
Middlesex Water Co.	1,352	30,771
SJW Corp.	1,101	34,032
York Water Co.	427	10,368

		354,161

Total Utilities		5,330,093

Total Common Stocks (99.0%) (Cost $133,487,571)		154,718,084

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	725	—

Total Investments (99.0%) (Cost $133,487,571)		154,718,084
Other Assets Less Liabilities (1.0%)		1,619,111

Net Assets (100%)		$156,337,195

*	Non-income producing.

†	Securities (totaling $7,184 or 0.0% of net assets) held at fair value by management.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	13	June-15	$1,581,463	$1,623,570	$42,107

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,699,995	$—	$—		$25,699,995
Consumer Staples	4,870,006	13,460	—		4,883,466
Energy	14,145,931	—	—		14,145,931
Financials	39,063,377	—	—		39,063,377
Health Care	4,670,570	—	—		4,670,570
Industrials	47,444,789	—	—		47,444,789
Information Technology	7,402,405	—	—	(c)	7,402,405
Materials	3,412,424	—	—		3,412,424
Telecommunication Services	2,657,850	—	7,184		2,665,034
Utilities	5,330,093	—	—		5,330,093
Futures	42,107	—	—		42,107
Warrants
Energy	—	—	—	(c)	—

Total Assets	$154,739,547	$13,460	$7,184		$154,760,191

Total Liabilities	$—	$—	$—		$—

Total	$154,739,547	$13,460	$7,184		$154,760,191

(a)	A security with a market value of $13,460 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $7,184 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,790,850
Aggregate gross unrealized depreciation	(16,662,515)

Net unrealized appreciation	$21,128,335

Federal income tax cost of investments	$133,589,749

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (1.0%)
Aisin Seiki Co., Ltd.	1,900	$69,015
BorgWarner, Inc.	1,969	119,085
Bridgestone Corp.	6,400	256,807
Cie Generale des Etablissements Michelin	44,286	4,409,440
Continental AG	1,078	255,335
Delphi Automotive plc	2,522	201,104
Denso Corp.	4,800	219,145
GKN plc	16,106	85,623
Goodyear Tire & Rubber Co.	2,348	63,584
Hyundai Mobis Co., Ltd.	12,808	2,843,145
Johnson Controls, Inc.	5,704	287,710
Koito Manufacturing Co., Ltd.	1,000	30,088
NGK Spark Plug Co., Ltd.	1,800	48,425
NHK Spring Co., Ltd.	1,400	14,616
NOK Corp.	900	27,133
Nokian Renkaat Oyj	1,206	35,949
Pirelli & C. S.p.A.	2,500	41,270
Stanley Electric Co., Ltd.	1,400	31,662
Sumitomo Electric Industries Ltd.	7,400	97,122
Sumitomo Rubber Industries Ltd.	1,800	33,238
Toyoda Gosei Co., Ltd.	600	13,422
Toyota Industries Corp.	1,600	91,695
Valeo S.A.	740	110,624
Yokohama Rubber Co., Ltd.	2,000	20,651

		9,405,888

Automobiles (2.6%)
Bayerische Motoren Werke (BMW) AG	3,243	405,863
Bayerische Motoren Werke (BMW) AG (Preference)(q)	532	49,261
Daihatsu Motor Co., Ltd.	1,700	26,029
Daimler AG (Registered)	9,430	908,240
Fiat Chrysler Automobiles N.V.*	8,814	143,304
Ford Motor Co.	34,372	554,764
Fuji Heavy Industries Ltd.	5,800	192,840
General Motors Co.	88,173	3,306,488
Harley-Davidson, Inc.	1,825	110,851
Honda Motor Co., Ltd.	16,000	519,997
Isuzu Motors Ltd.	5,800	77,154
Mazda Motor Corp.	5,320	108,075
Mitsubishi Motors Corp.	6,300	56,918
Nissan Motor Co., Ltd.	715,020	7,291,122
Peugeot S.A.*	3,841	64,377
Porsche Automobil Holding SE (Preference)(q)	1,501	147,343
Renault S.A.	1,907	173,795
Suzuki Motor Corp.	3,600	108,298
Toyota Motor Corp.	121,430	8,474,789
Volkswagen AG	289	74,591
Volkswagen AG (Preference)(q)	1,592	423,651
Yamaha Motor Co., Ltd.	2,600	62,787

		23,280,537

Distributors (0.0%)
Genuine Parts Co.	1,327	123,663
Jardine Cycle & Carriage Ltd.	1,100	32,879

		156,542

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	18,899
H&R Block, Inc.	2,393	76,744

		95,643

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	1,692	88,373
Carnival Corp.	3,914	187,246
Carnival plc	1,805	88,213
Chipotle Mexican Grill, Inc.*	270	175,646
Compass Group plc	16,338	283,756
Crown Resorts Ltd.	3,741	37,954
Darden Restaurants, Inc.	1,078	74,749
Flight Centre Travel Group Ltd.	462	13,900
Galaxy Entertainment Group Ltd.	23,000	104,286
Genting Singapore plc	63,542	42,507
InterContinental Hotels Group plc	2,315	90,357
Marriott International, Inc., Class A	1,802	144,737
McDonald’s Corp.	8,351	813,721
McDonald’s Holdings Co. Japan Ltd.	573	12,702
Merlin Entertainments plc§	6,966	45,572
MGM China Holdings Ltd.	8,400	15,763
Oriental Land Co., Ltd.	2,000	151,549
Royal Caribbean Cruises Ltd.	1,431	117,127
Sands China Ltd.	23,596	97,473
Shangri-La Asia Ltd.	9,000	12,349
SJM Holdings Ltd.	17,000	22,155
Sodexo S.A.	924	90,160
Starbucks Corp.	6,515	616,971
Starwood Hotels & Resorts Worldwide, Inc.	1,492	124,582
Tabcorp Holdings Ltd.	8,896	32,078
Tatts Group Ltd.	14,195	42,983
TUI AG	4,438	78,043
Whitbread plc	1,778	138,179
William Hill plc	8,611	47,326
Wyndham Worldwide Corp.	1,045	94,541
Wynn Macau Ltd.	17,200	37,013
Wynn Resorts Ltd.	707	88,997
Yum! Brands, Inc.	3,754	295,515

		4,306,523

Household Durables (0.5%)
Casio Computer Co., Ltd.	1,800	34,149
D.R. Horton, Inc.	2,904	82,706
Electrolux AB	2,360	67,595
Garmin Ltd.	1,036	49,231
Haier Electronics Group Co., Ltd.	1,097,000	2,863,870
Harman International Industries, Inc.	596	79,643
Husqvarna AB, Class B	4,447	32,173
Iida Group Holdings Co., Ltd.	1,500	18,653
Leggett & Platt, Inc.	1,202	55,400
Lennar Corp., Class A	1,542	79,891
Mohawk Industries, Inc.*	541	100,491
Newell Rubbermaid, Inc.	2,345	91,619
Nikon Corp.	3,600	48,302
Panasonic Corp.	21,600	283,597
Persimmon plc*	3,000	73,970
Persimmon plc (Interim CREST Entitlements)*†	3,000	4,228
PulteGroup, Inc.	2,898	64,422
Rinnai Corp.	400	29,692
Sekisui Chemical Co., Ltd.	4,000	51,947
Sekisui House Ltd.	5,400	78,515

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sharp Corp.	14,000	$27,425
Sony Corp.*	11,300	302,102
Techtronic Industries Co., Ltd.	14,000	47,154
Whirlpool Corp.	679	137,199

		4,703,974

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	3,309	1,231,279
Expedia, Inc.	865	81,422
Netflix, Inc.*	526	219,179
Priceline Group, Inc.*	451	525,031
Rakuten, Inc.	7,800	137,607
TripAdvisor, Inc.*	969	80,592

		2,275,110

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	1,600	31,176
Hasbro, Inc.	970	61,343
Mattel, Inc.	2,909	66,471
Sankyo Co., Ltd.	400	14,244
Sega Sammy Holdings, Inc.	1,600	23,386
Shimano, Inc.	700	104,207
Yamaha Corp.	1,800	31,544

		332,371

Media (2.7%)
Altice S.A.*	851	91,901
Axel Springer SE	343	20,285
Cablevision Systems Corp. - New York Group, Class A	1,907	34,898
CBS Corp. (Non-Voting), Class B	3,975	241,004
Comcast Corp., Class A	135,268	7,592,742
Dentsu, Inc.	2,161	92,659
DIRECTV*	4,369	371,802
Discovery Communications, Inc., Class A*	1,257	38,665
Discovery Communications, Inc., Class C*	2,328	68,618
Eutelsat Communications S.A.	1,536	50,856
Gannett Co., Inc.	1,971	73,085
Hakuhodo DY Holdings, Inc.	2,000	21,298
Interpublic Group of Cos., Inc.	3,623	80,141
ITV plc	37,537	140,758
J.C. Decaux S.A.	729	24,485
Kabel Deutschland Holding AG*	195	25,370
Lagardere S.C.A.	1,282	38,397
News Corp., Class A*	130,289	2,085,927
Numericable- SFR*	956	52,133
Omnicom Group, Inc.	2,144	167,189
Pearson plc	8,033	172,701
ProSiebenSat.1 Media AG (Registered)	2,145	105,410
Publicis Groupe S.A.	1,840	142,066
REA Group Ltd.	424	15,570
Reed Elsevier N.V.	6,857	170,952
Reed Elsevier plc	11,129	191,163
RTL Group S.A.	397	38,176
Scripps Networks Interactive, Inc., Class A	854	58,550
SES S.A. (FDR)	2,978	105,407
Singapore Press Holdings Ltd.	14,000	42,721
Sky plc	190,318	2,800,586
Telenet Group Holding N.V.*	492	27,065
Time Warner Cable, Inc.	2,441	365,857
Time Warner, Inc.	7,216	609,319
Toho Co., Ltd.	1,000	24,474
Twenty-First Century Fox, Inc., Class A	118,097	3,996,403
Viacom, Inc., Class B	3,173	216,716
Walt Disney Co.	34,315	3,599,300
Wolters Kluwer N.V.	2,960	96,742
WPP plc	12,891	292,347

		24,383,738

Multiline Retail (0.5%)
Dollar General Corp.*	2,636	198,702
Dollar Tree, Inc.*	1,787	145,006
Don Quijote Holdings Co., Ltd.	600	48,865
Family Dollar Stores, Inc.	838	66,403
Harvey Norman Holdings Ltd.	5,563	18,815
Isetan Mitsukoshi Holdings Ltd.	3,300	54,630
J. Front Retailing Co., Ltd.	2,500	39,325
Kohl’s Corp.	1,743	136,390
Macy’s, Inc.	45,281	2,939,190
Marks & Spencer Group plc	16,027	127,142
Marui Group Co., Ltd.	2,600	29,549
Next plc	1,498	156,078
Nordstrom, Inc.	1,222	98,151
Takashimaya Co., Ltd.	3,000	29,514
Target Corp.	5,534	454,175

		4,541,935

Specialty Retail (1.8%)
ABC-Mart, Inc.	200	11,712
AutoNation, Inc.*	666	42,844
AutoZone, Inc.*	277	188,958
Bed Bath & Beyond, Inc.*	1,613	123,838
Best Buy Co., Inc.	66,390	2,508,878
CarMax, Inc.*	1,837	126,771
Dixons Carphone plc	9,599	58,731
Fast Retailing Co., Ltd.	500	193,545
Foot Locker, Inc.	57,240	3,606,120
GameStop Corp., Class A	943	35,796
Gap, Inc.	2,281	98,836
Hennes & Mauritz AB, Class B	9,300	376,954
Hikari Tsushin, Inc.	100	6,490
Home Depot, Inc.	11,450	1,300,835
Inditex S.A.	10,685	342,584
Kingfisher plc	937,524	5,290,594
L Brands, Inc.	2,136	201,404
Lowe’s Cos., Inc.	8,453	628,819
Nitori Holdings Co., Ltd.	600	40,704
O’Reilly Automotive, Inc.*	883	190,940
Ross Stores, Inc.	1,795	189,121
Sanrio Co., Ltd.	400	10,717
Shimamura Co., Ltd.	200	18,534
Sports Direct International plc*	2,278	20,507
Staples, Inc.	5,514	89,796
Tiffany & Co.	982	86,426
TJX Cos., Inc.	5,932	415,537
Tractor Supply Co.	1,183	100,626
Urban Outfitters, Inc.*	883	40,309
USS Co., Ltd.	2,300	39,828
Yamada Denki Co., Ltd.	9,300	38,366

		16,425,120

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	2,050	162,528
Asics Corp.	1,600	43,455
Burberry Group plc	4,357	111,896
Christian Dior SE	571	107,258

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont S.A. (Registered)	5,113	$411,623
Coach, Inc.	2,397	99,308
Fossil Group, Inc.*	376	31,001
Hanesbrands, Inc.	3,482	116,682
Hermes International	259	91,426
Hugo Boss AG	552	67,216
Kering	742	145,034
Li & Fung Ltd.	58,000	56,577
Luxottica Group S.p.A.	1,652	104,882
LVMH Moet Hennessy Louis Vuitton SE	2,735	482,678
Michael Kors Holdings Ltd.*	53,334	3,506,711
NIKE, Inc., Class B	6,081	610,107
Pandora A/S	1,130	103,018
PVH Corp.	713	75,977
Ralph Lauren Corp.	517	67,985
Swatch Group AG	302	127,967
Swatch Group AG (Registered)	509	42,654
Under Armour, Inc., Class A*	1,450	117,088
VF Corp.	2,975	224,047
Yue Yuen Industrial Holdings Ltd.	8,500	30,004

		6,937,122

Total Consumer Discretionary		96,844,503

Consumer Staples (6.0%)
Beverages (1.2%)
Anheuser-Busch InBev N.V.	7,875	963,313
Asahi Group Holdings Ltd.	3,800	120,743
Brown-Forman Corp., Class B	1,343	121,340
Carlsberg A/S, Class B	1,049	86,620
Coca-Cola Amatil Ltd.	5,806	47,581
Coca-Cola Co.	34,143	1,384,499
Coca-Cola Enterprises, Inc.	1,885	83,317
Coca-Cola HBC AG (CDI)*	1,740	31,235
Constellation Brands, Inc., Class A*	1,462	169,899
Diageo plc	24,619	678,825
Dr. Pepper Snapple Group, Inc.	1,677	131,611
Heineken Holding N.V.	989	68,153
Heineken N.V.	2,258	172,422
Kirin Holdings Co., Ltd.	8,000	105,080
Molson Coors Brewing Co., Class B	1,389	103,411
Monster Beverage Corp.*	1,270	175,762
PepsiCo, Inc.	12,880	1,231,586
Pernod-Ricard S.A.	2,080	245,448
Remy Cointreau S.A.	287	21,137
SABMiller plc	9,481	496,129
Suntory Beverage & Food Ltd.	108,800	4,657,208
Treasury Wine Estates Ltd.	5,506	21,400

		11,116,719

Food & Staples Retailing (2.9%)
Aeon Co., Ltd.	6,400	70,309
Carrefour S.A.	6,120	204,035
Casino Guichard Perrachon S.A.	558	49,362
Colruyt S.A.	650	28,283
Costco Wholesale Corp.	3,823	579,165
CVS Health Corp.	74,015	7,639,088
Delhaize Group S.A.	1,007	90,618
Distribuidora Internacional de Alimentacion S.A.	6,099	47,679
FamilyMart Co., Ltd.	500	20,935
ICA Gruppen AB	775	25,994
J Sainsbury plc	12,337	47,216
Jeronimo Martins SGPS S.A.	2,721	34,205
Koninklijke Ahold N.V.	8,764	172,893
Kroger Co.	4,269	327,262
Lawson, Inc.	700	48,595
Metro AG	103,861	3,528,159
Seven & i Holdings Co., Ltd.	7,400	311,395
Sysco Corp.	5,147	194,196
Tesco plc	968,584	3,466,291
Walgreens Boots Alliance, Inc.	84,686	7,171,210
Wal-Mart Stores, Inc.	13,722	1,128,635
Wesfarmers Ltd.	11,005	367,717
Whole Foods Market, Inc.	3,135	163,271
WM Morrison Supermarkets plc	20,714	59,210
Woolworths Ltd.	12,373	277,116

		26,052,839

Food Products (0.9%)
Ajinomoto Co., Inc.	5,000	109,718
Archer-Daniels-Midland Co.	5,511	261,221
Aryzta AG*	858	52,573
Associated British Foods plc	3,491	145,848
Barry Callebaut AG (Registered)*	20	19,573
Calbee, Inc.	800	34,777
Campbell Soup Co.	1,560	72,618
Chocoladefabriken Lindt & Sprungli AG	10	53,585
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	63,274
ConAgra Foods, Inc.	3,701	135,198
Danone S.A.	5,675	381,911
General Mills, Inc.	5,246	296,924
Golden Agri-Resources Ltd.	78,344	24,276
Hershey Co.	1,286	129,770
Hormel Foods Corp.	1,184	67,310
J.M. Smucker Co.	884	102,305
Kellogg Co.	2,200	145,090
Kerry Group plc, Class A	1,551	104,173
Keurig Green Mountain, Inc.	1,054	117,763
Kikkoman Corp.	1,000	31,757
Kraft Foods Group, Inc.	5,109	445,071
McCormick & Co., Inc. (Non-Voting)	1,101	84,898
Mead Johnson Nutrition Co.	1,758	176,732
MEIJI Holdings Co., Ltd.	569	69,449
Mondelez International, Inc., Class A	14,332	517,242
Nestle S.A. (Registered)	31,579	2,384,197
NH Foods Ltd.	1,000	23,067
Nisshin Seifun Group, Inc.	1,815	21,374
Nissin Foods Holdings Co., Ltd.	700	34,371
Orkla ASA	7,997	60,493
Tate & Lyle plc	4,814	42,654
Toyo Suisan Kaisha Ltd.	800	28,196
Tyson Foods, Inc., Class A	2,547	97,550
Unilever N.V. (CVA)	15,954	667,417
Unilever plc	12,571	524,315
WH Group Ltd.*§	39,000	22,143
Wilmar International Ltd.	20,100	47,598
Yakult Honsha Co., Ltd.	900	62,728
Yamazaki Baking Co., Ltd.	1,000	18,047

		7,677,206

Household Products (0.4%)
Clorox Co.	1,140	125,845

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	7,408	$513,671
Henkel AG & Co. KGaA	1,146	118,524
Henkel AG & Co. KGaA (Preference)(q)	1,746	205,642
Kimberly-Clark Corp.	3,179	340,503
Procter & Gamble Co.	23,464	1,922,640
Reckitt Benckiser Group plc	6,334	542,850
Svenska Cellulosa AB S.C.A., Class B	5,764	132,811
Unicharm Corp.	3,700	97,108

		3,999,594

Personal Products (0.1%)
Beiersdorf AG	988	85,934
Estee Lauder Cos., Inc., Class A	1,938	161,164
Kao Corp.	5,100	254,630
L’Oreal S.A.	2,462	453,315
Shiseido Co., Ltd.	3,500	62,186

		1,017,229

Tobacco (0.5%)
Altria Group, Inc.	17,111	855,892
British American Tobacco plc	18,255	943,147
Imperial Tobacco Group plc	9,374	411,506
Japan Tobacco, Inc.	10,800	341,236
Lorillard, Inc.	3,128	204,415
Philip Morris International, Inc.	13,441	1,012,510
Reynolds American, Inc.	2,677	184,472
Swedish Match AB	2,001	58,857

		4,012,035

Total Consumer Staples		53,875,622

Energy (8.0%)
Energy Equipment & Services (2.8%)
Amec Foster Wheeler plc	3,763	50,440
Baker Hughes, Inc.	85,995	5,467,562
Cameron International Corp.*	1,687	76,118
Diamond Offshore Drilling, Inc.	575	15,404
Ensco plc, Class A	1,987	41,866
FMC Technologies, Inc.*	1,987	73,539
Halliburton Co.	128,452	5,636,474
Helmerich & Payne, Inc.	922	62,761
National Oilwell Varco, Inc.	3,562	178,064
Noble Corp. plc	254,319	3,631,675
Petrofac Ltd.	280,560	3,959,015
Saipem S.p.A.*	2,286	23,318
SBM Offshore N.V.*	196,914	2,450,550
Schlumberger Ltd.	11,081	924,599
Seadrill Ltd.	3,992	37,359
Subsea 7 S.A.	2,433	20,903
Technip S.A.	37,546	2,275,559
Tenaris S.A.	4,633	64,978
Transocean Ltd. (BATS Europe Exchange)	2,908	42,660
Transocean Ltd. (SIX Swiss Exchange)	3,610	51,992
WorleyParsons Ltd.	1,776	12,904

		25,097,740

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	4,402	364,530
Apache Corp.	3,274	197,520
BG Group plc	212,116	2,605,767
BP plc	891,935	5,762,789
Cabot Oil & Gas Corp.	3,590	106,013
Caltex Australia Ltd.	1,415	37,615
Chesapeake Energy Corp.	140,933	1,995,611
Chevron Corp.	45,366	4,762,523
Cimarex Energy Co.	761	87,584
ConocoPhillips Co.	10,700	666,182
CONSOL Energy, Inc.	1,975	55,083
Delek Group Ltd.	42	10,819
Devon Energy Corp.	3,358	202,521
Eni S.p.A.	197,563	3,419,407
EOG Resources, Inc.	4,765	436,903
EQT Corp.	1,320	109,388
Exxon Mobil Corp.	36,446	3,097,910
Galp Energia SGPS S.A.	3,999	43,194
Hess Corp.	2,111	143,274
Idemitsu Kosan Co., Ltd.	800	13,943
INPEX Corp.	8,600	94,883
JX Holdings, Inc.	21,994	84,500
Kinder Morgan, Inc.	14,806	622,740
Koninklijke Vopak N.V.	747	41,281
Lundin Petroleum AB*	1,922	26,332
Marathon Oil Corp.	5,864	153,109
Marathon Petroleum Corp.	2,373	242,971
Murphy Oil Corp.	1,451	67,617
Neste Oil Oyj	1,386	36,344
Newfield Exploration Co.*	1,397	49,021
Noble Energy, Inc.	3,360	164,304
Occidental Petroleum Corp.	6,695	488,735
OMV AG	1,454	39,906
ONEOK, Inc.	1,816	87,604
Origin Energy Ltd.	10,846	92,954
Phillips 66	4,722	371,149
Pioneer Natural Resources Co.	1,294	211,582
QEP Resources, Inc.	1,407	29,336
Range Resources Corp.	1,434	74,625
Repsol S.A.	10,215	189,973
Royal Dutch Shell plc, Class A	38,292	1,137,994
Royal Dutch Shell plc, Class B	151,584	4,709,115
Santos Ltd.	9,654	52,073
Showa Shell Sekiyu KK	1,500	13,726
Southwestern Energy Co.*	3,341	77,478
Spectra Energy Corp.	5,831	210,907
Statoil ASA	102,495	1,810,943
Suncor Energy, Inc.	81,500	2,381,521
Talisman Energy, Inc.	416,900	3,196,162
Tesoro Corp.	1,084	98,958
TonenGeneral Sekiyu KK	3,000	25,859
Total S.A.	117,163	5,829,014
Tullow Oil plc	7,819	32,650
Valero Energy Corp.	4,474	284,636
Williams Cos., Inc.	5,848	295,850
Woodside Petroleum Ltd.	7,265	190,057

		47,634,485

Total Energy		72,732,225

Financials (18.2%)
Banks (9.6%)
Aozora Bank Ltd.	11,000	39,059
Australia & New Zealand Banking Group Ltd.	26,998	752,443
Banca Monte dei Paschi di Siena S.p.A.*	48,188	31,938
Banco Bilbao Vizcaya Argentaria S.A.	61,053	616,140
Banco Comercial Portugues S.A., Class R*	373,620	38,404

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Banco de Sabadell S.A.	33,543	$81,970
Banco Popolare SC*	3,191	49,830
Banco Popular Espanol S.A.	17,586	85,954
Banco Santander S.A.	137,880	1,036,999
Bangkok Bank PCL (Registered)	74,000	421,841
Bangkok Bank PCL (NVDR)	411,700	2,331,461
Bank Hapoalim B.M.	10,659	51,323
Bank Leumi Le-Israel B.M.*	13,020	48,323
Bank of America Corp.	91,400	1,406,646
Bank of East Asia Ltd.	12,600	50,193
Bank of Ireland*	269,664	102,285
Bank of Kyoto Ltd.	4,000	41,946
Bank of Queensland Ltd.	3,604	37,783
Bank of Yokohama Ltd.	12,000	70,168
Bankia S.A.*	45,191	62,915
Bankinter S.A.	6,617	50,445
Barclays plc	1,473,505	5,287,212
BB&T Corp.	6,263	244,194
Bendigo & Adelaide Bank Ltd.	4,427	42,224
BNP Paribas S.A.	141,875	8,628,529
BOC Hong Kong Holdings Ltd.	36,500	130,315
CaixaBank S.A.	22,650	107,258
Chiba Bank Ltd.	7,000	51,410
Chugoku Bank Ltd.	1,400	20,932
Citigroup, Inc.	126,470	6,515,734
Comerica, Inc.	1,537	69,365
Commerzbank AG*	9,485	130,779
Commonwealth Bank of Australia	15,878	1,126,686
Credit Agricole S.A.	8,327	122,424
Danske Bank A/S	6,424	169,535
DBS Group Holdings Ltd.	203,088	3,005,213
DNB ASA	9,577	154,148
Erste Group Bank AG	2,740	67,509
Fifth Third Bancorp	7,092	133,684
Fukuoka Financial Group, Inc.	7,000	36,079
Gunma Bank Ltd.	4,000	27,054
Hachijuni Bank Ltd.	4,000	28,250
Hana Financial Group, Inc.	64,599	1,670,110
Hang Seng Bank Ltd.	7,500	135,779
Hiroshima Bank Ltd.	6,000	32,372
Hokuhoku Financial Group, Inc.	13,000	29,018
HSBC Holdings plc (Hong Kong Exchange)	533,114	4,574,478
HSBC Holdings plc (London Stock Exchange)	187,936	1,599,369
Huntington Bancshares, Inc./Ohio	7,038	77,770
ING Groep N.V. (CVA)*	482,412	7,075,715
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	8,117	25,239
Intesa Sanpaolo S.p.A. (London Stock Exchange)	912,873	3,097,792
Iyo Bank Ltd.	2,600	30,897
Joyo Bank Ltd.	6,000	30,883
JPMorgan Chase & Co.	128,074	7,758,723
KB Financial Group, Inc. (ADR)	62,765	2,205,562
KBC Groep N.V.*	2,454	151,844
KeyCorp	7,398	104,756
Lloyds Banking Group plc*	3,289,803	3,818,405
M&T Bank Corp.	1,155	146,685
Mitsubishi UFJ Financial Group, Inc.	124,900	773,324
Mizrahi Tefahot Bank Ltd.*	1,185	12,030
Mizuho Financial Group, Inc.	227,124	399,499
National Australia Bank Ltd.	23,175	678,504
Natixis S.A.	9,258	69,135
Nordea Bank AB	29,752	362,888
Oversea-Chinese Banking Corp., Ltd.	29,386	226,136
PNC Financial Services Group, Inc.	4,524	421,818
Raiffeisen Bank International AG	999	13,968
Regions Financial Corp.	11,714	110,697
Resona Holdings, Inc.	21,651	107,635
Royal Bank of Scotland Group plc*	24,879	125,149
Seven Bank Ltd.	6,000	29,631
Shinsei Bank Ltd.	18,000	35,825
Shizuoka Bank Ltd.	5,000	49,961
Skandinaviska Enskilda Banken AB, Class A	14,884	174,112
Societe Generale S.A.	7,099	343,218
Standard Chartered plc	201,598	3,264,221
Sumitomo Mitsui Financial Group, Inc.	12,477	478,110
Sumitomo Mitsui Trust Holdings, Inc.	32,860	135,656
SunTrust Banks, Inc./Georgia	93,917	3,859,050
Suruga Bank Ltd.	2,000	41,545
Svenska Handelsbanken AB, Class A	4,890	220,704
Swedbank AB, Class A	8,872	212,051
U.S. Bancorp/Minnesota	15,476	675,837
UniCredit S.p.A.	686,873	4,658,920
Unione di Banche Italiane S.c.p.A.	8,404	65,605
United Overseas Bank Ltd.	12,681	212,289
Wells Fargo & Co.	40,737	2,216,093
Westpac Banking Corp.	30,448	910,936
Yamaguchi Financial Group, Inc.	2,000	23,035
Zions Bancorp	1,730	46,710

		87,026,289

Capital Markets (1.6%)
3i Group plc	9,536	68,202
Aberdeen Asset Management plc	9,026	61,499
Affiliated Managers Group, Inc.*	474	101,806
Ameriprise Financial, Inc.	1,586	207,512
Bank of New York Mellon Corp.	9,678	389,443
BlackRock, Inc.	1,102	403,156
Charles Schwab Corp.	10,024	305,131
Credit Suisse Group AG (Registered)*	231,034	6,219,835
Daiwa Securities Group, Inc.	16,500	130,038
Deutsche Bank AG (Registered)	13,510	470,040
E*TRADE Financial Corp.*	2,505	71,530
Franklin Resources, Inc.	3,404	174,693
Goldman Sachs Group, Inc.	3,520	661,654
Hargreaves Lansdown plc	2,451	41,862
ICAP plc	5,615	43,874
Invesco Ltd.	3,729	148,004
Investec plc	5,421	44,920
Julius Baer Group Ltd.*	2,194	110,011
Legg Mason, Inc.	864	47,693
Macquarie Group Ltd.	2,834	164,666
Mediobanca S.p.A.	5,923	56,788
Morgan Stanley	76,326	2,724,075
Nomura Holdings, Inc.	35,600	209,323
Northern Trust Corp.	1,907	132,823
Partners Group Holding AG	172	51,272

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Platinum Asset Management Ltd.	1,955	$11,618
SBI Holdings, Inc.	1,750	21,204
Schroders plc	1,220	57,813
State Street Corp.	3,582	263,385
T. Rowe Price Group, Inc.	2,265	183,420
UBS Group AG*	35,767	671,262

		14,248,552

Consumer Finance (0.9%)
Acom Co., Ltd.*	3,400	11,805
AEON Financial Service Co., Ltd.	1,200	30,315
American Express Co.	41,356	3,230,731
Capital One Financial Corp.	61,703	4,863,430
Credit Saison Co., Ltd.	1,300	23,355
Discover Financial Services	3,876	218,413
Navient Corp.	3,499	71,135

		8,449,184

Diversified Financial Services (0.5%)
ASX Ltd.	1,899	59,753
Berkshire Hathaway, Inc., Class B*	15,845	2,286,750
CME Group, Inc./Illinois	2,755	260,926
Deutsche Boerse AG	1,891	154,641
Eurazeo S.A.	405	27,784
EXOR S.p.A.	976	44,294
First Pacific Co., Ltd.	20,250	20,240
Groupe Bruxelles Lambert S.A.	791	65,510
Hong Kong Exchanges and Clearing Ltd.	9,300	227,369
Industrivarden AB, Class C	1,420	26,687
Intercontinental Exchange, Inc.	973	226,972
Investment AB Kinnevik, Class B	2,309	76,980
Investor AB, Class B	4,463	177,807
Japan Exchange Group, Inc.	2,600	75,419
Leucadia National Corp.	2,717	60,562
London Stock Exchange Group plc	2,211	80,522
McGraw Hill Financial, Inc.	2,376	245,678
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,600	27,740
Moody’s Corp.	1,545	160,371
NASDAQ OMX Group, Inc.	1,027	52,315
ORIX Corp.	13,000	182,848
Pargesa Holding S.A.	322	22,589
Singapore Exchange Ltd.	8,300	49,204
Wendel S.A.	311	37,074

		4,650,035

Insurance (3.9%)
ACE Ltd.	32,854	3,662,892
Admiral Group plc	1,915	43,400
Aegon N.V.	17,755	140,266
Aflac, Inc.	3,813	244,070
Ageas	2,152	77,265
AIA Group Ltd.	118,000	739,566
Allianz SE (Registered)	4,500	781,928
Allstate Corp.	3,618	257,493
American International Group, Inc.	56,095	3,073,445
AMP Ltd.	28,986	141,712
Aon plc	2,437	234,244
Assicurazioni Generali S.p.A.	11,440	225,131
Assurant, Inc.	593	36,416
Aviva plc	639,249	5,117,634
AXA S.A.‡	15,266	384,958
Baloise Holding AG (Registered)	466	61,588
China Life Insurance Co., Ltd., Class H	861,000	3,786,241
Chubb Corp.	2,006	202,807
Cincinnati Financial Corp.	1,298	69,157
CNP Assurances S.A.	1,942	33,971
Dai-ichi Life Insurance Co., Ltd.	10,600	153,999
Delta Lloyd N.V.	2,052	38,582
Direct Line Insurance Group plc	14,712	69,555
Friends Life Group Ltd.	13,816	84,626
Genworth Financial, Inc., Class A*	4,201	30,709
Gjensidige Forsikring ASA	2,139	36,950
Hannover Rueck SE	592	61,235
Hartford Financial Services Group, Inc.	3,657	152,936
Insurance Australia Group Ltd.	22,955	106,396
Legal & General Group plc	58,205	240,257
Lincoln National Corp.	2,211	127,044
Loews Corp.	2,594	105,913
Mapfre S.A.	9,802	35,763
Marsh & McLennan Cos., Inc.	4,681	262,557
Medibank Pvt Ltd.*	27,030	47,705
MetLife, Inc.	9,712	490,942
MS&AD Insurance Group Holdings, Inc.	5,011	140,605
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	17,374	3,749,363
NN Group N.V.*	67,386	1,905,613
Old Mutual plc	48,080	158,281
Principal Financial Group, Inc.	2,377	122,107
Progressive Corp.	4,656	126,643
Prudential Financial, Inc.	3,945	316,823
Prudential plc	25,138	622,422
QBE Insurance Group Ltd.	13,377	132,385
RSA Insurance Group plc	9,951	62,042
Sampo Oyj, Class A	4,380	221,324
SCOR SE	1,507	50,901
Sompo Japan Nipponkoa Holdings, Inc.	3,285	102,156
Sony Financial Holdings, Inc.	1,600	25,758
Standard Life plc (BATS Europe Exchange)	19,177	135,070
Standard Life plc (London Stock Exchange)†	20,309	21,992
Suncorp Group Ltd.	12,610	129,380
Swiss Life Holding AG (Registered)*	315	77,918
Swiss Reinsurance AG	42,360	4,100,187
T&D Holdings, Inc.	5,700	78,517
Tokio Marine Holdings, Inc.	6,800	257,006
Torchmark Corp.	1,093	60,028
Travelers Cos., Inc.	2,792	301,899
Tryg A/S	185	21,798
UnipolSai S.p.A	9,870	28,717
Unum Group	2,204	74,341
Vienna Insurance Group AG Wiener Versicherung Gruppe	453	20,062
XL Group plc	2,198	80,886
Zurich Insurance Group AG*	1,479	500,945

		34,984,522

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	3,671	345,625

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	1,358	$53,451
Ascendas Real Estate Investment Trust (REIT)	20,200	38,093
AvalonBay Communities, Inc. (REIT)	1,147	199,865
Boston Properties, Inc. (REIT)	1,331	186,979
British Land Co. plc (REIT)	9,487	117,042
CapitaCommercial Trust (REIT)	22,700	29,154
CapitaMall Trust (REIT)	25,600	40,979
Crown Castle International Corp. (REIT)	2,901	239,448
Dexus Property Group (REIT)	8,886	51,150
Equity Residential (REIT)	3,161	246,115
Essex Property Trust, Inc. (REIT)	566	130,123
Federation Centres (REIT)	13,123	30,314
Fonciere des Regions (Frankfurt Stock Exchange) (REIT)	15	1,448
Fonciere des Regions (London Stock Exchange) (REIT)	348	34,429
Gecina S.A. (REIT)	281	38,010
General Growth Properties, Inc. (REIT)	5,459	161,313
Goodman Group (REIT)	17,116	82,467
GPT Group (REIT)	16,536	57,441
Hammerson plc (REIT)	7,691	75,817
HCP, Inc. (REIT)	4,003	172,970
Health Care REIT, Inc. (REIT)	3,036	234,865
Host Hotels & Resorts, Inc. (REIT)	6,582	132,825
ICADE (REIT)	390	35,223
Intu Properties plc (REIT)	9,048	46,689
Iron Mountain, Inc. (REIT)	1,604	58,514
Japan Prime Realty Investment Corp. (REIT)	9	30,967
Japan Real Estate Investment Corp. (REIT)	12	56,424
Japan Retail Fund Investment Corp. (REIT)	25	49,698
Kimco Realty Corp. (REIT)	3,585	96,257
Klepierre S.A. (REIT)	1,695	83,267
Land Securities Group plc (REIT)	7,747	143,947
Link REIT (REIT)	22,500	138,460
Macerich Co. (REIT)	1,215	102,461
Mirvac Group (REIT)	36,996	56,498
Nippon Building Fund, Inc. (REIT)	14	68,747
Nippon Prologis REIT, Inc. (REIT)	13	28,633
Novion Property Group (REIT)	21,067	40,152
Plum Creek Timber Co., Inc. (REIT)	1,540	66,913
Prologis, Inc. (REIT)	4,450	193,842
Public Storage (REIT)	1,261	248,593
Scentre Group (REIT)	52,175	148,242
Segro plc (REIT)	7,516	46,464
Simon Property Group, Inc. (REIT)	2,701	528,424
SL Green Realty Corp. (REIT)	857	110,022
Stockland Corp., Ltd. (REIT)	23,033	78,714
Suntec Real Estate Investment Trust (REIT)	23,300	31,451
Unibail-Rodamco SE (REIT)	980	264,484
United Urban Investment Corp. (REIT)	25	38,937
Ventas, Inc. (REIT)	2,735	199,710
Vornado Realty Trust (REIT)	1,518	170,016
Westfield Corp. (REIT)	19,347	140,354
Weyerhaeuser Co. (REIT)	4,561	151,197

		6,153,223

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	970	19,224
CapitaLand Ltd.	25,100	65,372
CBRE Group, Inc., Class A*	2,418	93,601
City Developments Ltd.	4,000	29,297
CK Hutchison Holdings Ltd.	127,560	2,609,615
Daito Trust Construction Co., Ltd.	700	78,306
Daiwa House Industry Co., Ltd.	5,800	114,488
Deutsche Annington Immobilien SE	3,381	114,238
Deutsche Wohnen AG	2,848	73,031
Global Logistic Properties Ltd.	30,900	59,520
Hang Lung Properties Ltd.	22,000	61,941
Henderson Land Development Co., Ltd.	10,580	74,207
Hulic Co., Ltd.	2,100	23,549
Hysan Development Co., Ltd.	7,000	30,738
Immofinanz AG*	10,579	31,090
Keppel Land Ltd.	2,200	7,130
Kerry Properties Ltd.	6,000	20,879
Lend Lease Group	5,401	68,231
Mitsubishi Estate Co., Ltd.	12,000	278,529
Mitsui Fudosan Co., Ltd.	9,000	264,505
New World Development Co., Ltd.	51,133	59,176
Nomura Real Estate Holdings, Inc.	1,100	19,842
NTT Urban Development Corp.	1,300	13,010
Sino Land Co., Ltd.	30,600	49,860
Sumitomo Realty & Development Co., Ltd.	3,000	108,030
Sun Hung Kai Properties Ltd.	17,000	261,708
Swire Pacific Ltd., Class A	158,760	2,158,424
Swire Properties Ltd.	759,532	2,467,873
Swiss Prime Site AG (Registered)*	501	43,537
Tokyo Tatemono Co., Ltd.	4,000	29,315
Tokyu Fudosan Holdings Corp.	5,000	34,139
UOL Group Ltd.	4,128	22,897
Wharf Holdings Ltd.	14,400	100,382
Wheelock & Co., Ltd.	10,000	51,046

		9,536,730

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,204	44,058
People’s United Financial, Inc.	2,705	41,116

		85,174

Total Financials		165,133,709

Health Care (13.7%)
Biotechnology (2.2%)
Actelion Ltd. (Registered)*	1,007	116,597
Alexion Pharmaceuticals, Inc.*	1,756	304,315
Amgen, Inc.	49,593	7,927,441
Biogen, Inc.*	2,038	860,525
Celgene Corp.*	6,956	801,888
CSL Ltd	4,651	325,719

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.*	89,211	$8,754,275
Grifols S.A.	1,463	62,819
Regeneron Pharmaceuticals, Inc.*	641	289,399
Vertex Pharmaceuticals, Inc.*	2,103	248,091

		19,691,069

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	13,111	607,433
Baxter International, Inc.	4,714	322,909
Becton, Dickinson and Co.	1,815	260,569
Boston Scientific Corp.*	11,560	205,190
C.R. Bard, Inc.	647	108,275
Cochlear Ltd.	595	40,929
Coloplast A/S, Class B	1,089	82,409
DENTSPLY International, Inc.	1,225	62,340
Edwards Lifesciences Corp.*	937	133,485
Elekta AB, Class B	3,917	35,183
Essilor International S.A.	2,002	229,877
Getinge AB, Class B	109,931	2,718,811
Intuitive Surgical, Inc.*	318	160,600
Medtronic plc	12,382	965,672
Olympus Corp.*	2,400	89,198
Smith & Nephew plc	8,754	148,494
Sonova Holding AG (Registered)	527	73,086
St. Jude Medical, Inc.	2,431	158,987
Stryker Corp.	2,600	239,850
Sysmex Corp.	1,400	77,817
Terumo Corp.	3,000	79,180
Varian Medical Systems, Inc.*	869	81,764
William Demant Holding A/S*	257	21,826
Zimmer Holdings, Inc.	1,476	173,460

		7,077,344

Health Care Providers & Services (0.9%)
Aetna, Inc.	3,056	325,556
Alfresa Holdings Corp.	1,600	22,599
AmerisourceBergen Corp.	1,813	206,084
Anthem, Inc.	2,318	357,922
Cardinal Health, Inc.	2,868	258,894
Celesio AG	448	13,244
Cigna Corp.	2,243	290,334
DaVita HealthCare Partners, Inc.*	1,500	121,920
Express Scripts Holding Co.*	6,316	548,039
Fresenius Medical Care AG & Co. KGaA	2,131	177,358
Fresenius SE & Co. KGaA	3,713	221,727
HCA Holdings, Inc.*	2,558	192,438
Healthscope Ltd.	11,075	25,760
Henry Schein, Inc.*	728	101,643
Humana, Inc.	1,300	231,426
Laboratory Corp. of America Holdings*	871	109,824
McKesson Corp.	2,023	457,603
Medipal Holdings Corp.	1,500	19,560
Miraca Holdings, Inc.	500	23,040
Patterson Cos., Inc.	753	36,739
Quest Diagnostics, Inc.	1,254	96,370
Ramsay Health Care Ltd.	1,289	65,829
Ryman Healthcare Ltd.	4,224	24,747
Sinopharm Group Co., Ltd., Class H	708,000	2,883,649
Sonic Healthcare Ltd.	3,740	58,104
Suzuken Co., Ltd.	660	20,157
Tenet Healthcare Corp.*	844	41,786
UnitedHealth Group, Inc.	8,286	980,151
Universal Health Services, Inc., Class B	795	93,580

		8,006,083

Health Care Technology (0.0%)
Cerner Corp.*	2,649	194,066
M3, Inc.	1,900	40,374

		234,440

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,918	121,243
Lonza Group AG (Registered)* ..	519	64,833
PerkinElmer, Inc.	988	50,526
QIAGEN N.V.*	98,695	2,490,492
Thermo Fisher Scientific, Inc.	3,447	463,070
Waters Corp.*	723	89,883

		3,280,047

Pharmaceuticals (9.5%)
AbbVie, Inc.	13,849	810,720
Actavis plc*	38,066	11,329,221
Astellas Pharma, Inc.	21,000	344,119
AstraZeneca plc	12,367	847,883
Bayer AG (Registered)	38,228	5,743,956
Bristol-Myers Squibb Co.	14,441	931,445
Chugai Pharmaceutical Co., Ltd.	2,200	69,359
Daiichi Sankyo Co., Ltd.	6,300	100,099
Eisai Co., Ltd.	2,500	177,780
Eli Lilly & Co.	39,005	2,833,713
Endo International plc*	1,542	138,317
GlaxoSmithKline plc	310,665	7,114,206
Hisamitsu Pharmaceutical Co., Inc.	500	20,536
Hospira, Inc.*	1,489	130,794
Johnson & Johnson	24,159	2,430,395
Kyowa Hakko Kirin Co., Ltd.	2,000	26,104
Mallinckrodt plc*	1,012	128,170
Merck & Co., Inc.	83,070	4,774,864
Merck KGaA	36,067	4,047,799
Mitsubishi Tanabe Pharma Corp.	2,400	41,245
Mylan N.V.*	3,240	192,294
Novartis AG (Registered)	56,806	5,617,497
Novo Nordisk A/S, Class B	19,655	1,051,671
Ono Pharmaceutical Co., Ltd.	800	90,530
Orion Oyj, Class B	1,073	30,260
Otsuka Holdings Co., Ltd.	3,800	119,012
Perrigo Co. plc	1,223	202,468
Pfizer, Inc.	240,561	8,369,117
Roche Holding AG	34,540	9,524,153
Sanofi S.A.	95,256	9,373,289
Santen Pharmaceutical Co., Ltd.	4,000	58,206
Shionogi & Co., Ltd.	2,900	96,765
Shire plc	5,775	459,230
Sumitomo Dainippon Pharma Co., Ltd.	1,300	15,420
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,349
Takeda Pharmaceutical Co., Ltd.	7,700	384,880
Teva Pharmaceutical Industries Ltd.	8,431	525,201
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	7,287,729
UCB S.A.	1,240	89,356

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	4,351	$201,408

		85,751,560

Total Health Care		124,040,543

Industrials (7.7%)
Aerospace & Defense (1.1%)
Airbus Group N.V.	5,765	374,612
BAE Systems plc	377,182	2,924,317
Boeing Co.	5,692	854,255
Cobham plc	11,173	50,377
Embraer S.A. (ADR)	53,850	1,655,888
Finmeccanica S.p.A.*	3,972	47,226
General Dynamics Corp.	2,738	371,629
Honeywell International, Inc.	6,800	709,308
L-3 Communications Holdings, Inc.	717	90,191
Lockheed Martin Corp.	2,331	473,100
Meggitt plc	7,905	64,224
Northrop Grumman Corp.	1,727	277,978
Precision Castparts Corp.	1,232	258,720
Raytheon Co.	2,670	291,697
Rockwell Collins, Inc.	1,147	110,743
Rolls-Royce Holdings plc*	18,480	260,894
Safran S.A.	2,860	199,874
Singapore Technologies Engineering Ltd.	15,300	38,754
Textron, Inc.	2,405	106,614
Thales S.A.	913	50,677
United Technologies Corp.	7,180	841,496
Zodiac Aerospace	1,824	60,450

		10,113,024

Air Freight & Logistics (1.1%)
Bollore S.A.	8,503	45,317
C.H. Robinson Worldwide, Inc.	1,271	93,063
Deutsche Post AG (Registered)	9,480	296,558
Expeditors International of Washington, Inc.	1,666	80,268
FedEx Corp.	15,189	2,513,020
Royal Mail plc	6,534	42,453
TNT Express N.V.	480,374	3,054,055
Toll Holdings Ltd.	7,033	47,354
United Parcel Service, Inc., Class B	35,648	3,455,717
Yamato Holdings Co., Ltd.	3,400	78,500

		9,706,305

Airlines (0.5%)
American Airlines Group, Inc.	6,232	328,925
ANA Holdings, Inc.	12,000	32,171
Cathay Pacific Airways Ltd.	13,000	30,067
Delta Air Lines, Inc.	7,159	321,868
Deutsche Lufthansa AG (Registered)	201,428	2,832,663
easyJet plc	1,627	45,403
International Consolidated Airlines Group S.A.*	8,004	71,749
Japan Airlines Co., Ltd.	1,330	41,455
Qantas Airways Ltd.*	5,168	12,266
Singapore Airlines Ltd.	5,500	47,887
Southwest Airlines Co.	5,873	260,174

		4,024,628

Building Products (0.5%)
Allegion plc	820	50,159
Asahi Glass Co., Ltd.	10,000	65,635
Assa Abloy AB, Class B	3,274	195,135
Cie de Saint-Gobain	88,404	3,878,414
Daikin Industries Ltd.	2,300	154,047
Geberit AG (Registered)	370	138,896
LIXIL Group Corp.	2,600	61,677
Masco Corp.	3,059	81,675
TOTO Ltd.	3,000	44,590

		4,670,228

Commercial Services & Supplies (0.4%)
ADT Corp.	33,828	1,404,539
Aggreko plc	2,512	56,805
Babcock International Group plc	2,158	31,481
Brambles Ltd.	15,349	134,398
Cintas Corp.	846	69,059
Dai Nippon Printing Co., Ltd.	6,000	58,369
Edenred	2,021	50,380
G4S plc	15,220	66,754
ISS A/S*	1,185	37,332
Park24 Co., Ltd.	800	16,386
Pitney Bowes, Inc.	1,757	40,973
Republic Services, Inc.	2,178	88,340
Secom Co., Ltd.	2,100	140,338
Securitas AB, Class B	3,074	44,114
Serco Group plc	538,232	1,098,005
Societe BIC S.A.	297	42,300
Stericycle, Inc.*	741	104,059
Toppan Printing Co., Ltd.	6,000	46,272
Tyco International plc	3,650	157,169
Waste Management, Inc.	3,710	201,193

		3,888,266

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,724	61,064
Boskalis Westminster N.V.	882	43,429
Bouygues S.A.	1,647	64,703
Chiyoda Corp.	2,000	17,123
Ferrovial S.A.	4,031	85,714
Fluor Corp.	1,284	73,393
Jacobs Engineering Group, Inc.*	1,097	49,541
JGC Corp.	2,000	39,784
Kajima Corp.	9,000	41,838
Leighton Holdings Ltd.	800	12,832
Obayashi Corp.	7,000	45,475
OCI N.V.*	869	26,940
Quanta Services, Inc.*	1,845	52,638
Shimizu Corp.	7,000	47,405
Skanska AB, Class B	3,726	83,371
Taisei Corp.	11,000	62,219
Vinci S.A.	4,624	264,625

		1,072,094

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	21,539	456,991
Alstom S.A.*	2,124	65,385
AMETEK, Inc.	2,098	110,229
Eaton Corp. plc	4,124	280,185
Emerson Electric Co.	5,953	337,059
Fuji Electric Co., Ltd.	6,000	28,346
Legrand S.A.	2,595	139,855
Mabuchi Motor Co., Ltd.	600	31,828
Mitsubishi Electric Corp.	19,000	226,135
Nidec Corp.	2,100	139,657
OSRAM Licht AG	915	45,406
Prysmian S.p.A.	2,117	43,612

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	1,177	$136,520
Schneider Electric SE	5,144	400,119
Vestas Wind Systems A/S	2,197	90,963

		2,532,290

Industrial Conglomerates (1.2%)
3M Co.	5,515	909,699
Danaher Corp.	5,335	452,941
General Electric Co.	87,450	2,169,635
Hutchison Whampoa Ltd.	21,000	290,489
Keihan Electric Railway Co., Ltd.	6,000	36,592
Keppel Corp., Ltd.	14,300	93,532
Koninklijke Philips N.V.	9,158	260,145
NWS Holdings Ltd.	13,688	22,798
Roper Industries, Inc.	872	149,984
Seibu Holdings, Inc.	1,300	33,619
Sembcorp Industries Ltd.	9,700	29,745
Siemens AG (Registered)	32,795	3,550,537
Smiths Group plc	3,872	64,111
Toshiba Corp.	589,000	2,472,671

		10,536,498

Machinery (1.8%)
Alfa Laval AB	3,087	60,660
Amada Co., Ltd.	3,800	36,526
Andritz AG	762	45,568
Atlas Copco AB, Class A	6,579	213,053
Atlas Copco AB, Class B	3,825	113,026
Caterpillar, Inc.	5,267	421,518
China CNR Corp. Ltd., Class H*§†	1,989,700	2,859,056
CNH Industrial N.V.	9,297	76,127
CSR Corp. Ltd., Class H†	1,797,300	2,373,943
Cummins, Inc.	1,463	202,830
Deere & Co.	2,950	258,685
Dover Corp.	1,413	97,667
FANUC Corp.	1,800	393,348
Flowserve Corp.	1,156	65,302
GEA Group AG	1,793	86,719
Hino Motors Ltd.	2,500	35,694
Hitachi Construction Machinery Co., Ltd.	900	15,747
IHI Corp.	14,000	65,617
Illinois Tool Works, Inc.	3,033	294,626
IMI plc	2,667	50,381
Ingersoll-Rand plc	2,278	155,086
Joy Global, Inc.	846	33,146
JTEKT Corp.	2,000	31,235
Kawasaki Heavy Industries Ltd.	14,000	70,737
Komatsu Ltd.	9,200	180,938
Kone Oyj, Class B	3,071	136,135
Kubota Corp.	11,000	174,280
Kurita Water Industries Ltd.	900	21,779
Makita Corp.	1,200	62,335
MAN SE	370	38,992
Melrose Industries plc	9,821	40,371
Metso Oyj	1,185	34,595
Minebea Co., Ltd.	3,000	47,400
Mitsubishi Heavy Industries Ltd.	30,000	165,454
Nabtesco Corp.	1,200	34,776
NGK Insulators Ltd.	2,000	42,735
NSK Ltd.	5,000	73,158
PACCAR, Inc.	3,080	194,471
Pall Corp.	928	93,162
Parker-Hannifin Corp.	1,238	147,050
Pentair plc	1,596	100,372
Sandvik AB	10,451	116,914
Schindler Holding AG	438	72,892
Schindler Holding AG (Registered)	208	34,004
Sembcorp Marine Ltd.	7,000	14,871
SKF AB, Class B	3,890	100,410
SMC Corp.	500	149,234
Snap-on, Inc.	500	73,530
Stanley Black & Decker, Inc.	28,528	2,720,430
Sulzer AG (Registered)*	207	22,751
Sumitomo Heavy Industries Ltd.	5,000	32,783
THK Co., Ltd.	1,100	28,018
Vallourec S.A.	1,209	29,540
Volvo AB, Class B	15,037	181,817
Wartsila Oyj Abp	1,451	64,272
Weichai Power Co., Ltd., Class H	655,000	2,528,912
Weir Group plc	2,094	52,804
Xylem, Inc.	1,582	55,402
Yangzijiang Shipbuilding Holdings Ltd.	21,635	19,909
Zardoya Otis S.A.	1,527	19,696

		15,962,489

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	38	77,223
A. P. Moller - Maersk A/S, Class B	70	146,379
Kuehne + Nagel International AG (Registered)	530	78,770
Mitsui O.S.K. Lines Ltd.	11,000	37,398
Nippon Yusen KK	17,000	49,006

		388,776

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,667	138,871
ALS Ltd.	3,164	11,878
Bureau Veritas S.A.	2,602	55,923
Capita plc	6,486	107,221
Dun & Bradstreet Corp.	307	39,407
Equifax, Inc.	1,038	96,534
Experian plc	9,702	160,674
Intertek Group plc	1,583	58,605
Nielsen N.V.	2,742	122,211
Randstad Holding N.V.	1,236	75,044
Recruit Holdings Co., Ltd.	1,500	46,864
Robert Half International, Inc.	1,167	70,627
Seek Ltd.	3,262	42,440
SGS S.A. (Registered)	54	103,304

		1,129,603

Road & Rail (0.3%)
Asciano Ltd.	10,009	48,237
Aurizon Holdings Ltd.	20,959	77,251
Central Japan Railway Co.	1,400	253,506
ComfortDelGro Corp., Ltd.	20,000	42,102
CSX Corp.	8,607	285,064
DSV A/S	1,737	54,048
East Japan Railway Co.	3,297	264,740
Hankyu Hanshin Holdings, Inc.	12,000	74,269
Kansas City Southern	959	97,895
Keikyu Corp.	4,000	32,015
Keio Corp.	6,000	47,118
Keisei Electric Railway Co., Ltd.	3,000	37,297
Kintetsu Corp.	17,000	62,461
MTR Corp., Ltd.	14,500	68,885

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nagoya Railroad Co., Ltd.	9,000	$35,988
Nippon Express Co., Ltd.	9,000	50,373
Norfolk Southern Corp.	2,671	274,899
Odakyu Electric Railway Co., Ltd.	6,000	61,211
Ryder System, Inc.	457	43,365
Tobu Railway Co., Ltd.	11,000	52,235
Tokyu Corp.	11,000	67,987
Union Pacific Corp.	7,657	829,330
West Japan Railway Co.	1,600	84,013

		2,944,289

Trading Companies & Distributors (0.2%)
Ashtead Group plc	4,936	79,276
Brenntag AG	1,515	90,825
Bunzl plc	3,280	88,995
Fastenal Co.	2,341	96,999
ITOCHU Corp.	15,500	168,059
Marubeni Corp.	16,200	93,729
Mitsubishi Corp.	13,500	272,151
Mitsui & Co., Ltd.	16,700	224,360
Noble Group Ltd.	38,818	25,867
Rexel S.A.	2,722	51,350
Sumitomo Corp.	11,000	117,785
Toyota Tsusho Corp.	2,100	55,694
Travis Perkins plc	2,423	69,990
United Rentals, Inc.*	839	76,483
W.W. Grainger, Inc.	519	122,385
Wolseley plc	2,555	151,123

		1,785,071

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,965	71,663
Aena S.A.*§	589	59,222
Aeroports de Paris S.A.	318	38,039
Atlantia S.p.A.	4,047	106,253
Auckland International Airport Ltd.	8,505	28,564
Fraport AG Frankfurt Airport Services Worldwide	328	19,633
Groupe Eurotunnel SE (Registered)	4,587	65,748
Hutchison Port Holdings Trust (BATS Exchange), Class U	10,200	6,987
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	46,000	31,927
Kamigumi Co., Ltd.	2,000	18,896
Mitsubishi Logistics Corp.	1,000	15,606
Sydney Airport	11,374	44,760
Transurban Group	17,751	128,560

		635,858

Total Industrials		69,389,419

Information Technology (9.0%)
Communications Equipment (0.9%)
Alcatel-Lucent*	27,586	104,397
Cisco Systems, Inc.	188,513	5,188,821
F5 Networks, Inc.*	630	72,412
Harris Corp.	904	71,199
Juniper Networks, Inc.	3,147	71,059
Motorola Solutions, Inc.	1,657	110,472
Nokia Oyj	36,687	280,251
QUALCOMM, Inc.	14,332	993,781
Telefonaktiebolaget LM Ericsson, Class B	134,819	1,691,958

		8,584,350

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,695	158,816
Citizen Holdings Co., Ltd.	2,400	18,415
Corning, Inc.	11,046	250,523
FLIR Systems, Inc.	1,224	38,287
Hamamatsu Photonics KK	1,600	48,427
Hexagon AB, Class B	2,506	89,119
Hirose Electric Co., Ltd.	315	40,757
Hitachi High-Technologies Corp.	600	18,320
Hitachi Ltd.	47,400	324,065
Hoya Corp.	4,200	168,479
Ibiden Co., Ltd.	1,000	16,893
Japan Display, Inc.	3,200	11,523
Keyence Corp.	440	240,332
Knowles Corp.*	164,020	3,160,665
Kyocera Corp.	3,100	170,140
Murata Manufacturing Co., Ltd.	2,000	275,540
Nippon Electric Glass Co., Ltd.	4,000	19,553
Omron Corp.	2,000	90,259
Shimadzu Corp.	3,000	33,484
TDK Corp.	1,200	85,289
TE Connectivity Ltd.	3,529	252,747
Yaskawa Electric Corp.	2,000	29,313
Yokogawa Electric Corp.	2,400	25,873

		5,566,819

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	1,554	110,404
eBay, Inc.*	9,567	551,825
Equinix, Inc. (REIT)	491	114,329
Facebook, Inc., Class A*	18,240	1,499,602
Google, Inc., Class A*	7,821	4,338,309
Google, Inc., Class C*	2,486	1,362,328
Kakaku.com, Inc.	1,300	21,564
Mixi, Inc.	300	12,156
United Internet AG (Registered)	1,207	55,032
VeriSign, Inc.*	919	61,545
Yahoo! Japan Corp.	14,500	59,929
Yahoo!, Inc.*	7,564	336,106

		8,523,129

IT Services (0.7%)
Accenture plc, Class A	5,458	511,360
Alliance Data Systems Corp.*	544	161,160
Amadeus IT Holding S.A., Class A	4,386	188,079
AtoS	793	54,449
Automatic Data Processing, Inc.	4,122	353,008
Cap Gemini S.A.	1,399	114,868
Cognizant Technology Solutions Corp., Class A*	5,297	330,480
Computer Sciences Corp.	1,231	80,360
Computershare Ltd.	4,641	44,845
Fidelity National Information Services, Inc.	2,477	168,585
Fiserv, Inc.*	2,085	165,549
Fujitsu Ltd.	18,000	122,858
International Business Machines Corp.	7,987	1,281,913
ITOCHU Techno-Solutions Corp.	400	8,297
MasterCard, Inc., Class A	8,482	732,760
Nomura Research Institute Ltd.	1,200	45,167

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NTT Data Corp.	1,300	$56,644
Otsuka Corp.	500	21,282
Paychex, Inc.	2,840	140,907
Teradata Corp.*	1,261	55,660
Total System Services, Inc.	1,413	53,906
Visa, Inc., Class A	16,700	1,092,347
Western Union Co.	4,531	94,290
Xerox Corp.	9,113	117,102

		5,995,876

Semiconductors & Semiconductor Equipment (1.2%)
Advantest Corp.	1,800	22,762
Altera Corp.	2,596	111,394
Analog Devices, Inc.	2,708	170,604
Applied Materials, Inc.	200,456	4,522,287
ARM Holdings plc	13,749	225,107
ASM Pacific Technology Ltd.	2,200	22,877
ASML Holding N.V.	3,429	349,394
Avago Technologies Ltd.	2,229	283,038
Broadcom Corp., Class A	4,736	205,045
First Solar, Inc.*	641	38,325
Infineon Technologies AG	11,053	132,344
Intel Corp.	41,149	1,286,729
KLA-Tencor Corp.	1,413	82,364
Lam Research Corp.	1,385	97,275
Linear Technology Corp.	2,081	97,391
Microchip Technology, Inc.	1,754	85,771
Micron Technology, Inc.*	9,360	253,937
NVIDIA Corp.	4,486	93,870
Rohm Co., Ltd.	1,000	68,506
Skyworks Solutions, Inc.	1,658	162,965
STMicroelectronics N.V.	6,253	58,283
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	75,575	1,774,501
Texas Instruments, Inc.	9,098	520,269
Tokyo Electron Ltd.	1,700	118,534
Xilinx, Inc.	2,272	96,106

		10,879,678

Software (2.2%)
Adobe Systems, Inc.*	4,135	305,742
Autodesk, Inc.*	1,960	114,934
CA, Inc.	2,770	90,330
Citrix Systems, Inc.*	1,391	88,843
COLOPL, Inc.	700	15,116
Dassault Systemes S.A.	1,254	84,962
Electronic Arts, Inc.*	2,702	158,918
Gemalto N.V.	777	61,958
GungHo Online Entertainment, Inc.	3,900	15,282
Intuit, Inc.	2,404	233,092
Konami Corp.	1,200	22,486
Microsoft Corp.	266,399	10,830,451
Nexon Co., Ltd.	1,000	10,662
NICE-Systems Ltd.	523	31,965
Nintendo Co., Ltd.	1,000	147,167
Oracle Corp.	84,670	3,653,510
Oracle Corp. Japan	300	12,923
Red Hat, Inc.*	1,602	121,352
Sage Group plc	10,557	73,063
Salesforce.com, Inc.*	5,257	351,220
SAP SE	41,874	3,040,707
Symantec Corp.	5,929	138,531
Trend Micro, Inc.	1,200	39,593

		19,642,807

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	50,609	6,297,278
Brother Industries Ltd.	2,500	39,808
Canon, Inc.	11,100	392,538
EMC Corp.	17,274	441,523
Fujifilm Holdings Corp.	4,500	160,277
Hewlett-Packard Co.	81,342	2,534,617
Konica Minolta, Inc.	310,800	3,161,073
NEC Corp.	22,000	64,690
NetApp, Inc.	2,719	96,416
Ricoh Co., Ltd.	6,900	75,204
Samsung Electronics Co., Ltd. (Korea Stock Exchange)	530	687,040
Samsung Electronics Co., Ltd. (London Stock Exchange) (GDR)(m)	12,420	7,996,848
SanDisk Corp.	1,851	117,761
Seagate Technology plc	2,853	148,442
Seiko Epson Corp.	2,600	46,176
Western Digital Corp.	1,887	171,736

		22,431,427

Total Information Technology		81,624,086

Materials (4.0%)
Chemicals (1.6%)
Air Liquide S.A.	3,376	434,255
Air Products and Chemicals, Inc.	1,676	253,545
Air Water, Inc.	1,000	17,889
Airgas, Inc.	587	62,287
Akzo Nobel N.V.	65,245	4,939,364
Arkema S.A.	643	50,753
Asahi Kasei Corp.	12,000	114,819
BASF SE	8,995	895,058
CF Industries Holdings, Inc.	416	118,011
Croda International plc	1,344	54,555
Daicel Corp.	3,000	35,819
Dow Chemical Co.	9,469	454,323
E.I. du Pont de Nemours & Co.	7,867	562,254
Eastman Chemical Co.	1,300	90,038
Ecolab, Inc.	2,340	267,649
EMS-Chemie Holding AG (Registered)	87	35,390
FMC Corp.	1,144	65,494
Fuchs Petrolub SE (Preference)(q)	606	24,255
Givaudan S.A. (Registered)*	90	162,504
Hitachi Chemical Co., Ltd.	900	19,265
Incitec Pivot Ltd.	16,390	50,658
International Flavors & Fragrances, Inc.	704	82,650
Israel Chemicals Ltd.	4,841	34,416
Israel Corp., Ltd.	20	6,966
Johnson Matthey plc	2,009	100,794
JSR Corp.	1,600	27,757
K+S AG (Registered)	1,690	55,266
Kaneka Corp.	2,000	14,095
Kansai Paint Co., Ltd	2,000	36,379
Koninklijke DSM N.V	1,690	94,424
Kuraray Co., Ltd.	3,600	48,804
Lanxess AG	921	49,138
Linde AG	1,819	370,838
LyondellBasell Industries N.V., Class A	24,231	2,127,482
Mitsubishi Chemical Holdings Corp.	13,300	77,396

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	5,000	$24,672
Mitsui Chemicals, Inc.	7,000	22,496
Monsanto Co.	4,199	472,555
Mosaic Co.	2,705	124,592
Nippon Paint Holdings Co., Ltd.	1,500	54,945
Nitto Denko Corp.	1,500	100,281
Novozymes A/S, Class B	2,346	107,296
Orica Ltd.	3,658	55,510
PPG Industries, Inc.	1,182	266,588
Praxair, Inc.	2,509	302,937
Sherwin-Williams Co.	701	199,434
Shin-Etsu Chemical Co., Ltd.	4,000	261,478
Sigma-Aldrich Corp.	1,038	143,503
Sika AG	21	75,129
Solvay S.A.	581	84,034
Sumitomo Chemical Co., Ltd.	15,000	77,232
Symrise AG	1,209	76,470
Syngenta AG (Registered)	910	309,521
Taiyo Nippon Sanso Corp.	1,000	13,653
Teijin Ltd.	11,000	37,375
Toray Industries, Inc.	14,000	117,387
Umicore S.A.	935	38,992
Yara International ASA	1,760	89,551

		14,890,221

Construction Materials (1.0%)
Boral Ltd.	7,952	38,651
CRH plc	239,093	6,225,208
Fletcher Building Ltd.	6,927	43,559
HeidelbergCement AG	31,212	2,476,305
Holcim Ltd. (Registered)*	2,244	167,648
Imerys S.A.	355	26,083
James Hardie Industries plc (CDI)	4,408	50,969
Lafarge S.A.	1,831	118,739
Martin Marietta Materials, Inc.	532	74,374
Taiheiyo Cement Corp.	13,000	39,763
Vulcan Materials Co.	1,140	96,102

		9,357,401

Containers & Packaging (0.3%)
Amcor Ltd.	11,826	126,180
Avery Dennison Corp.	779	41,217
Ball Corp.	1,193	84,273
MeadWestvaco Corp.	1,464	73,010
Owens-Illinois, Inc.*	1,413	32,951
Rexam plc	292,945	2,513,422
Sealed Air Corp.	1,808	82,372
Toyo Seikan Group Holdings Ltd.	1,900	27,868

		2,981,293

Metals & Mining (1.0%)
Alcoa, Inc.	10,620	137,210
Allegheny Technologies, Inc.	944	28,329
Alumina Ltd.	22,810	27,822
Anglo American plc	13,684	203,645
Antofagasta plc	4,076	43,956
ArcelorMittal S.A.	9,796	92,159
BHP Billiton Ltd.	31,455	732,569
BHP Billiton plc	20,687	449,151
Boliden AB	2,736	54,327
Fortescue Metals Group Ltd.	13,097	19,406
Freeport-McMoRan, Inc.	9,035	171,213
Fresnillo plc	1,917	19,351
Glencore plc*	108,939	458,632
Hitachi Metals Ltd.	2,000	30,755
Iluka Resources Ltd.	3,619	23,316
JFE Holdings, Inc.	4,800	106,061
Kobe Steel Ltd.	30,000	55,453
Maruichi Steel Tube Ltd.	600	14,224
Mitsubishi Materials Corp.	12,000	40,383
MMC Norilsk Nickel OJSC (ADR)	127,634	2,265,503
Newcrest Mining Ltd.*	7,518	76,210
Newmont Mining Corp.	4,338	94,178
Nippon Steel & Sumitomo Metal Corp.	74,050	186,643
Norsk Hydro ASA	13,191	69,280
Nucor Corp.	2,772	131,753
POSCO (ADR)	39,545	2,161,530
Randgold Resources Ltd.	864	59,954
Rio Tinto Ltd.	4,270	185,115
Rio Tinto plc	12,464	509,180
Sumitomo Metal Mining Co., Ltd.	5,000	73,192
ThyssenKrupp AG	4,438	116,535
voestalpine AG	1,105	40,396
Yamato Kogyo Co., Ltd.	300	7,258

		8,684,689

Paper & Forest Products (0.1%)
International Paper Co.	3,674	203,870
Oji Holdings Corp.	9,000	36,879
Stora Enso Oyj, Class R	5,473	56,387
UPM-Kymmene Oyj	5,232	101,865

		399,001

Total Materials		36,312,605

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	45,095	1,472,352
Belgacom S.A.	1,500	52,531
Bezeq Israeli Telecommunication Corp., Ltd.	19,697	36,700
BT Group plc	79,760	516,752
CenturyLink, Inc.	4,922	170,055
Deutsche Telekom AG (Registered)	31,096	569,395
Elisa Oyj	1,507	37,902
Frontier Communications Corp.	8,618	60,757
HKT Trust & HKT Ltd.	28,420	36,540
Iliad S.A.	280	65,417
Inmarsat plc	4,179	57,333
Koninklijke KPN N.V.	31,397	106,247
Level 3 Communications, Inc.*	2,492	134,169
Nippon Telegraph & Telephone Corp.	3,628	223,562
Orange S.A.	18,164	292,237
PCCW Ltd.	43,000	26,203
Singapore Telecommunications Ltd.	1,265,450	4,033,752
Spark New Zealand Ltd.	18,015	39,996
Swisscom AG (Registered)	228	132,433
TDC A/S	7,967	57,070
Telecom Italia S.p.A.*	99,027	116,099
Telecom Italia S.p.A. (RNC)	59,510	55,966
Telefonica Deutschland Holding AG*	6,029	34,851
Telefonica S.A.	368,779	5,247,598
Telenor ASA	112,717	2,278,065
TeliaSonera AB	25,459	161,788
Telstra Corp., Ltd.	41,925	201,202
TPG Telecom Ltd.	2,350	16,338

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc. (BATS Europe Exchange)	36,105	$1,755,786
Verizon Communications, Inc. (London Stock Exchange)	36,650	1,781,935
Vivendi S.A.*	11,889	295,601
Windstream Holdings, Inc.	5,117	37,866

		20,104,498

Wireless Telecommunication Services (1.0%)
China Mobile Ltd.	205,000	2,672,167
KDDI Corp.	17,100	387,420
Millicom International Cellular S.A. (SDR)	650	47,007
NTT DOCOMO, Inc.	15,000	260,624
SoftBank Corp.	9,400	546,417
StarHub Ltd.	4,919	15,592
Tele2 AB, Class B	3,385	40,475
Vodafone Group plc	1,629,820	5,326,322

		9,296,024

Total Telecommunication Services		29,400,522

Utilities (1.0%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	4,254	239,287
AusNet Services	14,553	16,154
Cheung Kong Infrastructure Holdings Ltd.	6,000	51,530
Chubu Electric Power Co., Inc.	6,300	75,276
Chugoku Electric Power Co., Inc.	3,200	41,738
CLP Holdings Ltd.	18,500	161,549
Contact Energy Ltd.	3,230	14,431
Duke Energy Corp.	6,148	472,044
Edison International	2,831	176,853
EDP - Energias de Portugal S.A.	22,708	85,043
Electricite de France S.A.	2,373	56,997
Endesa S.A.	3,116	60,088
Enel S.p.A.	64,482	290,447
Entergy Corp.	1,568	121,504
Eversource Energy	2,753	139,082
Exelon Corp.	7,471	251,100
FirstEnergy Corp.	3,659	128,284
Fortum Oyj	4,355	91,287
Hokuriku Electric Power Co.	1,500	19,880
Iberdrola S.A.	50,525	325,607
Kansai Electric Power Co., Inc.*	6,900	65,892
Kyushu Electric Power Co., Inc.	4,600	44,631
Mighty River Power Ltd.	7,324	16,949
NextEra Energy, Inc.	3,853	400,905
Pepco Holdings, Inc.	2,174	58,328
Pinnacle West Capital Corp.	973	62,029
Power Assets Holdings Ltd.	13,500	137,877
PPL Corp.	5,795	195,060
Red Electrica Corporacion S.A.	937	76,025
Shikoku Electric Power Co., Inc.*	1,500	18,490
Southern Co.	7,906	350,078
SSE plc	9,675	214,892
Terna Rete Elettrica Nazionale S.p.A.	14,788	65,109
Tohoku Electric Power Co., Inc.	4,600	52,329
Tokyo Electric Power Co., Inc.*	14,400	54,578
Xcel Energy, Inc.	4,396	153,025

		4,784,378

Gas Utilities (0.1%)
AGL Resources, Inc.	1,058	52,530
APA Group	10,929	75,282
Enagas S.A.	1,556	44,533
Gas Natural SDG S.A.	3,435	77,114
Hong Kong & China Gas Co., Ltd.	61,382	141,908
Osaka Gas Co., Ltd.	18,000	75,373
Snam S.p.A.	20,591	99,738
Toho Gas Co., Ltd.	5,000	29,189
Tokyo Gas Co., Ltd.	23,000	144,852

		740,519

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,675	72,924
Electric Power Development Co., Ltd.	1,400	47,235
Enel Green Power S.p.A.	18,747	35,039
Meridian Energy Ltd.	11,137	16,841
NRG Energy, Inc.	2,951	74,336

		246,375

Multi-Utilities (0.4%)
AGL Energy Ltd.	6,603	76,316
Ameren Corp.	2,093	88,325
CenterPoint Energy, Inc.	3,703	75,578
Centrica plc	48,702	182,676
CMS Energy Corp.	2,365	82,562
Consolidated Edison, Inc.	2,545	155,245
Dominion Resources, Inc.	5,110	362,146
DTE Energy Co.	1,540	124,263
E.ON SE	19,602	292,060
GDF Suez S.A.	14,182	280,626
Integrys Energy Group, Inc.	705	50,774
National Grid plc	36,869	471,371
NiSource, Inc.	2,747	121,307
PG&E Corp.	4,139	219,657
Public Service Enterprise Group, Inc.	4,398	184,364
RWE AG	4,797	122,651
SCANA Corp.	1,227	67,473
Sempra Energy	2,012	219,348
Suez Environnement Co. S.A.	2,916	50,073
TECO Energy, Inc.	2,099	40,721
Veolia Environnement S.A.	4,136	78,295
Wisconsin Energy Corp.	1,959	96,970

		3,442,801

Water Utilities (0.0%)
Severn Trent plc	2,350	71,749
United Utilities Group plc	6,686	92,517

		164,266

Total Utilities		9,378,339

Total Common Stocks (81.5%) (Cost $552,287,295)		738,731,573

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	61,053	8,797
Banco de Sabadell S.A.,expiring 4/17/15*	33,543	8,512

Total Financials		17,309

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.1%)
Commercial Services & Supplies (0.1%)
Serco Group plc, expiring 4/1/15*	538,232	$327,349

Total Industrials		327,349

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Telefonica S.A., expiring 4/12/15*	368,779	59,479

Total Telecommunication Services		59,479

Total Rights (0.1%) (Cost $710,557)		404,137

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
Royal Bank of Canada
0.03%, 4/1/15(p)	$2,000,000	2,000,000

Total Time Deposits		2,000,000

Total Short-Term Investments (0.2%) (Cost $2,000,000)		2,000,000

Total Investments (81.8%) (Cost $554,997,852)		741,135,710
Other Assets Less Liabilities (18.2%)		164,913,939

Net Assets (100%)		$906,049,649

*	Non-income producing.

†	Securities (totaling $5,259,219 or 0.6% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $2,985,993 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $7,996,848 or 0.9% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.0%
Austria	0.0	#
Belgium	0.2
Bermuda	0.0	#
Brazil	0.2
Canada	0.6
China	1.6
Denmark	0.2
Finland	0.1
France	4.8
Germany	4.2
Hong Kong	1.8
Ireland	1.0
Israel	0.9
Italy	1.4
Japan	5.7
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.3
New Zealand	0.0	#
Norway	0.5
Portugal	0.0	#
Russia	0.3
Singapore	1.0
South Africa	0.0	#
South Korea	1.9
Spain	1.0
Sweden	0.9
Switzerland	4.1
Taiwan	0.2
Thailand	0.3
United Kingdom	9.9
United States	34.7
Cash and Other	18.2

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$352,592	$—	$—	$384,958	$—	$—

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,023	June-15	$39,704,993	$39,940,300	$235,307
FTSE 100 Index	246	June-15	24,534,481	24,547,926	13,445
S&P 500 E-Mini Index	625	June-15	63,500,518	64,400,000	899,482
SPI 200 Index	85	June-15	9,392,142	9,526,528	134,386
TOPIX Index	197	June-15	25,170,180	25,352,858	182,678

					$1,465,298

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	900	$1,334,406	$1,352,726	$(18,320)
European Union Euro vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	4,000	4,305,199	4,239,608	65,591
Japanese Yen vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	200,000	1,669,229	1,649,520	19,709

					$66,980

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$49,046,737	$47,793,538	$4,228	$96,844,503
Consumer Staples	28,575,056	25,300,566	—	53,875,622
Energy	37,484,069	35,248,156	—	72,732,225
Financials	57,726,587	107,385,130	21,992	165,133,709
Health Care	67,796,220	56,244,323	—	124,040,543
Industrials	27,089,107	37,067,313	5,232,999	69,389,419
Information Technology	59,859,184	21,764,902	—	81,624,086
Materials	11,271,227	25,041,378	—	36,312,605
Telecommunication Services	3,630,985	25,769,537	—	29,400,522
Utilities	4,836,102	4,542,237	—	9,378,339
Forward Currency Contracts	—	85,300	—	85,300
Futures	1,465,298	—	—	1,465,298
Rights
Financials	—	17,309	—	17,309
Industrials	—	327,349	—	327,349
Telecommunication Services	—	59,479	—	59,479
Short-Term Investments	—	2,000,000	—	2,000,000

Total Assets	$348,780,572	$388,646,517	$5,259,219	$742,686,308

Liabilities:
Forward Currency Contracts	$—	$(18,320)	$—	$(18,320)

Total Liabilities	$—	$(18,320)	$—	$(18,320)

Total	$348,780,572	$388,628,197	$5,259,219	$742,667,988

(a)	Securities with a market value of $5,232,999 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,960,664
Aggregate gross unrealized depreciation	(54,164,758)

Net unrealized appreciation	$183,795,906

Federal income tax cost of investments	$557,339,804

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.3%)
BorgWarner, Inc.	57,450	$3,474,576
Delphi Automotive plc	73,628	5,871,097
Goodyear Tire & Rubber Co.	68,373	1,851,541
Johnson Controls, Inc.	166,721	8,409,407

		19,606,621

Automobiles (0.5%)
Ford Motor Co.	1,003,469	16,195,990
General Motors Co.	343,134	12,867,525
Harley-Davidson, Inc.	53,575	3,254,145

		32,317,660

Distributors (0.1%)
Genuine Parts Co.	38,741	3,610,274

Diversified Consumer Services (0.0%)
H&R Block, Inc.	69,844	2,239,897

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	114,273	5,466,820
Chipotle Mexican Grill, Inc.*	7,870	5,119,750
Darden Restaurants, Inc.	31,464	2,181,714
Marriott International, Inc., Class A	52,608	4,225,475
McDonald’s Corp.	243,785	23,754,410
Royal Caribbean Cruises Ltd.	41,744	3,416,746
Starbucks Corp.	190,194	18,011,372
Starwood Hotels & Resorts Worldwide, Inc.	43,549	3,636,341
Wyndham Worldwide Corp.	30,579	2,766,482
Wynn Resorts Ltd.	20,554	2,587,338
Yum! Brands, Inc.	109,858	8,648,022

		79,814,470

Household Durables (0.3%)
D.R. Horton, Inc.	84,377	2,403,057
Garmin Ltd.	30,670	1,457,438
Harman International Industries, Inc.	17,414	2,327,033
Leggett & Platt, Inc.	35,111	1,618,266
Lennar Corp., Class A	45,302	2,347,097
Mohawk Industries, Inc.*	15,746	2,924,819
Newell Rubbermaid, Inc.	68,787	2,687,508
PulteGroup, Inc.	84,097	1,869,476
Whirlpool Corp.	19,815	4,003,819

		21,638,513

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	96,590	35,941,139
Expedia, Inc.	25,081	2,360,875
Netflix, Inc.*	15,347	6,394,941
Priceline Group, Inc.*	13,174	15,336,512
TripAdvisor, Inc.*	28,288	2,352,713

		62,386,180

Leisure Products (0.1%)
Hasbro, Inc.	28,378	1,794,625
Mattel, Inc.	85,834	1,961,307

		3,755,932

Media (2.5%)
Cablevision Systems Corp. - New York Group, Class A	55,694	1,019,200
CBS Corp. (Non-Voting), Class B	116,041	7,035,566
Comcast Corp., Class A	644,534	36,396,835
DIRECTV*	127,545	10,854,080
Discovery Communications, Inc., Class A*	37,702	1,159,714
Discovery Communications, Inc., Class C*	68,553	2,020,600
Gannett Co., Inc.	57,565	2,134,510
Interpublic Group of Cos., Inc.	104,588	2,313,487
News Corp., Class A*	126,732	2,028,979
Omnicom Group, Inc.	62,580	4,879,988
Scripps Networks Interactive, Inc., Class A	24,713	1,694,323
Time Warner Cable, Inc.	71,255	10,679,699
Time Warner, Inc.	210,659	17,788,046
Twenty-First Century Fox, Inc., Class A	463,788	15,694,586
Viacom, Inc., Class B	92,628	6,326,492
Walt Disney Co.	396,610	41,600,423

		163,626,528

Multiline Retail (0.6%)
Dollar General Corp.*	76,975	5,802,375
Dollar Tree, Inc.*	52,174	4,233,659
Family Dollar Stores, Inc.	24,396	1,933,139
Kohl’s Corp.	51,251	4,010,391
Macy’s, Inc.	86,324	5,603,291
Nordstrom, Inc.	35,693	2,866,862
Target Corp.	161,575	13,260,460

		37,710,177

Specialty Retail (1.8%)
AutoNation, Inc.*	19,028	1,224,071
AutoZone, Inc.*	8,091	5,519,357
Bed Bath & Beyond, Inc.*	47,089	3,615,258
Best Buy Co., Inc.	73,866	2,791,396
CarMax, Inc.*	53,269	3,676,094
GameStop Corp., Class A	27,547	1,045,684
Gap, Inc.	67,275	2,915,026
Home Depot, Inc.	334,271	37,976,528
L Brands, Inc.	62,370	5,880,867
Lowe’s Cos., Inc.	246,788	18,358,559
O’Reilly Automotive, Inc.*	25,787	5,576,181
Ross Stores, Inc.	52,501	5,531,505
Staples, Inc.	162,514	2,646,541
Tiffany & Co.	28,556	2,513,214
TJX Cos., Inc.	173,165	12,130,208
Tractor Supply Co.	34,556	2,939,333
Urban Outfitters, Inc.*	25,398	1,159,419

		115,499,241

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	69,986	2,899,520
Fossil Group, Inc.*	11,246	927,233
Hanesbrands, Inc.	101,689	3,407,598
Michael Kors Holdings Ltd.*	50,921	3,348,056
NIKE, Inc., Class B	177,509	17,809,478
PVH Corp.	20,923	2,229,555
Ralph Lauren Corp.	15,289	2,010,503
Under Armour, Inc., Class A*	42,333	3,418,390
VF Corp.	86,838	6,539,770

		42,590,103

Total Consumer Discretionary		584,795,596

Consumer Staples (6.9%)
Beverages (1.5%)
Brown-Forman Corp., Class B	39,525	3,571,084
Coca-Cola Co.	996,736	40,417,645
Coca-Cola Enterprises, Inc.	55,038	2,432,679

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A*	42,702	$4,962,399
Dr. Pepper Snapple Group, Inc.	48,944	3,841,125
Molson Coors Brewing Co., Class B	40,560	3,019,692
Monster Beverage Corp.*	37,093	5,133,486
PepsiCo, Inc.	375,998	35,952,929

		99,331,039

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	111,604	16,907,448
CVS Health Corp.	285,417	29,457,889
Kroger Co.	124,635	9,554,519
Sysco Corp.	150,270	5,669,687
Walgreens Boots Alliance, Inc.	221,186	18,730,030
Wal-Mart Stores, Inc.	400,612	32,950,337
Whole Foods Market, Inc.	91,523	4,766,518

		118,036,428

Food Products (1.2%)
Archer-Daniels-Midland Co.	160,921	7,627,655
Campbell Soup Co.	45,078	2,098,381
ConAgra Foods, Inc.	108,059	3,947,395
General Mills, Inc.	153,156	8,668,629
Hershey Co.	37,537	3,787,859
Hormel Foods Corp.	34,176	1,942,906
J.M. Smucker Co.	25,820	2,988,149
Kellogg Co.	64,230	4,235,968
Keurig Green Mountain, Inc.	30,764	3,437,262
Kraft Foods Group, Inc.	149,142	12,992,505
McCormick & Co., Inc. (Non-Voting)	32,535	2,508,774
Mead Johnson Nutrition Co.	51,322	5,159,401
Mondelez International, Inc., Class A	418,386	15,099,551
Tyson Foods, Inc., Class A	74,133	2,839,294

		77,333,729

Household Products (1.3%)
Clorox Co.	33,281	3,673,890
Colgate-Palmolive Co.	216,274	14,996,439
Kimberly-Clark Corp.	92,700	9,929,097
Procter & Gamble Co.	684,976	56,126,933

		84,726,359

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	56,579	4,705,110

Tobacco (1.0%)
Altria Group, Inc.	499,511	24,985,540
Lorillard, Inc.	91,338	5,968,938
Philip Morris International, Inc.	392,374	29,557,533
Reynolds American, Inc.	78,173	5,386,902

		65,898,913

Total Consumer Staples		450,031,578

Energy (5.7%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	110,232	7,008,551
Cameron International Corp.*	49,137	2,217,062
Diamond Offshore Drilling, Inc.	17,080	457,573
Ensco plc, Class A	59,476	1,253,159
FMC Technologies, Inc.*	58,705	2,172,672
Halliburton Co.	215,539	9,457,851
Helmerich & Payne, Inc.	27,317	1,859,468
National Oilwell Varco, Inc.	103,979	5,197,910
Noble Corp. plc	61,371	876,378
Schlumberger Ltd.	323,479	26,991,088
Transocean Ltd.	86,447	1,268,178

		58,759,890

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	128,522	10,642,907
Apache Corp.	95,595	5,767,246
Cabot Oil & Gas Corp.	104,832	3,095,689
Chesapeake Energy Corp.	131,302	1,859,236
Chevron Corp.	476,902	50,065,172
Cimarex Energy Co.	22,227	2,558,105
ConocoPhillips Co.	312,371	19,448,218
CONSOL Energy, Inc.	58,440	1,629,892
Devon Energy Corp.	98,034	5,912,431
EOG Resources, Inc.	139,122	12,756,096
EQT Corp.	38,539	3,193,727
Exxon Mobil Corp.	1,063,971	90,437,535
Hess Corp.	61,626	4,182,557
Kinder Morgan, Inc.	432,247	18,180,309
Marathon Oil Corp.	171,234	4,470,920
Marathon Petroleum Corp.	69,262	7,091,736
Murphy Oil Corp.	42,341	1,973,091
Newfield Exploration Co.*	40,812	1,432,093
Noble Energy, Inc.	98,120	4,798,068
Occidental Petroleum Corp.	195,448	14,267,704
ONEOK, Inc.	52,880	2,550,931
Phillips 66	137,857	10,835,560
Pioneer Natural Resources Co.	37,790	6,179,043
QEP Resources, Inc.	40,966	854,141
Range Resources Corp.	42,168	2,194,423
Southwestern Energy Co.*	97,562	2,262,463
Spectra Energy Corp.	170,247	6,157,834
Tesoro Corp.	31,681	2,892,158
Valero Energy Corp.	130,600	8,308,772
Williams Cos., Inc.	170,751	8,638,293

		314,636,350

Total Energy		373,396,240

Financials (11.6%)
Banks (4.1%)
Bank of America Corp.	2,668,313	41,065,337
BB&T Corp.	182,852	7,129,400
Citigroup, Inc.	769,544	39,646,907
Comerica, Inc.	45,240	2,041,681
Fifth Third Bancorp	206,663	3,895,598
Huntington Bancshares, Inc./Ohio	205,461	2,270,344
JPMorgan Chase & Co.	945,675	57,288,992
KeyCorp	216,624	3,067,396
M&T Bank Corp.	33,720	4,282,440
PNC Financial Services Group, Inc.	132,071	12,314,300
Regions Financial Corp.	340,621	3,218,868
SunTrust Banks, Inc./Georgia	133,069	5,467,805
U.S. Bancorp/Minnesota	451,793	19,729,800
Wells Fargo & Co.	1,189,243	64,694,819
Zions Bancorp	51,506	1,390,662

		267,504,349

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	13,848	2,974,274
Ameriprise Financial, Inc.	46,293	6,056,976
Bank of New York Mellon Corp.	282,535	11,369,208
BlackRock, Inc.	32,178	11,772,000
Charles Schwab Corp.	292,669	8,908,844

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	73,289	$2,092,767
Franklin Resources, Inc.	99,384	5,100,387
Goldman Sachs Group, Inc.	102,764	19,316,549
Invesco Ltd.	108,894	4,322,003
Legg Mason, Inc.	25,121	1,386,679
Morgan Stanley	391,087	13,957,895
Northern Trust Corp.	55,670	3,877,416
State Street Corp.	104,574	7,689,326
T. Rowe Price Group, Inc.	66,144	5,356,341

		104,180,665

Consumer Finance (0.6%)
American Express Co.	222,319	17,367,560
Capital One Financial Corp.	139,909	11,027,627
Discover Financial Services	113,369	6,388,343
Navient Corp.	101,829	2,070,184

		36,853,714

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	462,579	66,759,401
CME Group, Inc./Illinois	80,441	7,618,567
Intercontinental Exchange, Inc.	28,411	6,627,434
Leucadia National Corp.	80,018	1,783,601
McGraw Hill Financial, Inc.	69,381	7,173,996
Moody’s Corp.	45,100	4,681,380
NASDAQ OMX Group, Inc.	29,994	1,527,894

		96,172,273

Insurance (1.9%)
ACE Ltd.	83,029	9,256,903
Aflac, Inc.	111,326	7,125,977
Allstate Corp.	105,625	7,517,331
American International Group, Inc.	348,114	19,073,166
Aon plc	71,085	6,832,690
Assurant, Inc.	17,468	1,072,710
Chubb Corp.	58,556	5,920,012
Cincinnati Financial Corp.	37,493	1,997,627
Genworth Financial, Inc., Class A*	126,111	921,872
Hartford Financial Services Group, Inc.	106,773	4,465,247
Lincoln National Corp.	65,033	3,736,796
Loews Corp.	75,747	3,092,750
Marsh & McLennan Cos., Inc.	136,660	7,665,259
MetLife, Inc.	283,436	14,327,690
Principal Financial Group, Inc.	69,396	3,564,873
Progressive Corp.	135,970	3,698,384
Prudential Financial, Inc.	115,156	9,248,178
Torchmark Corp.	32,175	1,767,051
Travelers Cos., Inc.	81,514	8,814,109
Unum Group	63,800	2,151,974
XL Group plc	64,741	2,382,469

		124,633,068

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	107,191	10,092,033
Apartment Investment & Management Co. (REIT), Class A	39,663	1,561,136
AvalonBay Communities, Inc. (REIT)	33,494	5,836,329
Boston Properties, Inc. (REIT)	38,862	5,459,334
Crown Castle International Corp. (REIT)	84,693	6,990,560
Equity Residential (REIT)	92,288	7,185,544
Essex Property Trust, Inc. (REIT)	16,523	3,798,638
General Growth Properties, Inc. (REIT)	159,394	4,710,093
HCP, Inc. (REIT)	116,894	5,050,990
Health Care REIT, Inc. (REIT)	88,652	6,858,119
Host Hotels & Resorts, Inc. (REIT)	192,186	3,878,313
Iron Mountain, Inc. (REIT)	47,447	1,730,866
Kimco Realty Corp. (REIT)	104,684	2,810,765
Macerich Co. (REIT)	35,714	3,011,761
Plum Creek Timber Co., Inc. (REIT)	44,678	1,941,259
Prologis, Inc. (REIT)	129,924	5,659,489
Public Storage (REIT)	36,824	7,259,483
Simon Property Group, Inc. (REIT)	78,851	15,426,410
SL Green Realty Corp. (REIT)	25,023	3,212,453
Ventas, Inc. (REIT)	79,986	5,840,578
Vornado Realty Trust (REIT)	44,330	4,964,960
Weyerhaeuser Co. (REIT)	133,191	4,415,282

		117,694,395

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	70,981	2,747,674

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	122,177	1,280,415
People’s United Financial, Inc.	78,238	1,189,218

		2,469,633

Total Financials		752,255,771

Health Care (10.7%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	51,279	8,886,651
Amgen, Inc.	192,483	30,768,407
Biogen, Inc.*	59,509	25,127,080
Celgene Corp.*	203,075	23,410,486
Gilead Sciences, Inc.*	377,782	37,071,748
Regeneron Pharmaceuticals, Inc.*	18,713	8,448,545
Vertex Pharmaceuticals, Inc.*	61,412	7,244,774

		140,957,691

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	382,767	17,733,595
Baxter International, Inc.	137,637	9,428,135
Becton, Dickinson and Co.	52,964	7,605,165
Boston Scientific Corp.*	337,533	5,991,211
C.R. Bard, Inc.	18,836	3,152,205
DENTSPLY International, Inc.	35,600	1,811,684
Edwards Lifesciences Corp.*	27,359	3,897,563
Intuitive Surgical, Inc.*	9,286	4,689,709
Medtronic plc	361,476	28,191,513
St. Jude Medical, Inc.	71,346	4,666,028
Stryker Corp.	75,904	7,002,144
Varian Medical Systems, Inc.*	25,393	2,389,227
Zimmer Holdings, Inc.	43,103	5,065,465

		101,623,644

Health Care Providers & Services (2.0%)
Aetna, Inc.	89,208	9,503,328
AmerisourceBergen Corp.	52,925	6,015,985
Anthem, Inc.	67,670	10,448,925
Cardinal Health, Inc.	83,737	7,558,939
Cigna Corp.	65,553	8,485,180

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
DaVita HealthCare Partners, Inc.*	43,801	$3,560,145
Express Scripts Holding Co.*	184,375	15,998,219
HCA Holdings, Inc.*	74,675	5,617,800
Henry Schein, Inc.*	21,263	2,968,740
Humana, Inc.	37,948	6,755,503
Laboratory Corp. of America Holdings*	25,448	3,208,738
McKesson Corp.	59,064	13,360,277
Patterson Cos., Inc.	21,752	1,061,280
Quest Diagnostics, Inc.	36,616	2,813,940
Tenet Healthcare Corp.*	25,001	1,237,799
UnitedHealth Group, Inc.	241,902	28,614,588
Universal Health Services, Inc., Class B	23,097	2,718,748

		129,928,134

Health Care Technology (0.1%)
Cerner Corp.*	77,351	5,666,734

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	85,199	3,540,019
PerkinElmer, Inc.	28,688	1,467,104
Thermo Fisher Scientific, Inc.	100,643	13,520,381
Waters Corp.*	21,067	2,619,049

		21,146,553

Pharmaceuticals (4.5%)
AbbVie, Inc.	404,300	23,667,722
Actavis plc*	99,049	29,478,880
Bristol-Myers Squibb Co.	421,605	27,193,522
Eli Lilly & Co.	248,009	18,017,854
Endo International plc*	45,035	4,039,639
Hospira, Inc.*	43,488	3,819,986
Johnson & Johnson	705,263	70,949,458
Mallinckrodt plc*	29,552	3,742,761
Merck & Co., Inc.	719,899	41,379,795
Mylan N.V.*	94,583	5,613,501
Perrigo Co. plc	35,718	5,913,115
Pfizer, Inc.	1,554,566	54,083,351
Zoetis, Inc.	127,043	5,880,820

		293,780,404

Total Health Care		693,103,160

Industrials (7.4%)
Aerospace & Defense (2.0%)
Boeing Co.	166,159	24,937,143
General Dynamics Corp.	79,936	10,849,713
Honeywell International, Inc.	198,529	20,708,560
L-3 Communications Holdings, Inc.	20,933	2,633,162
Lockheed Martin Corp.	68,040	13,809,398
Northrop Grumman Corp.	50,325	8,100,312
Precision Castparts Corp.	35,959	7,551,390
Raytheon Co.	77,952	8,516,256
Rockwell Collins, Inc.	33,731	3,256,728
Textron, Inc.	70,239	3,113,695
United Technologies Corp.	209,604	24,565,589

		128,041,946

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	37,128	2,718,512
Expeditors International of Washington, Inc.	48,637	2,343,331
FedEx Corp.	66,836	11,058,016
United Parcel Service, Inc., Class B	176,273	17,087,905

		33,207,764

Airlines (0.4%)
American Airlines Group, Inc.	181,949	9,603,269
Delta Air Lines, Inc.	209,074	9,399,967
Southwest Airlines Co.	171,464	7,595,855

		26,599,091

Building Products (0.1%)
Allegion plc	24,368	1,490,590
Masco Corp.	88,661	2,367,249

		3,857,839

Commercial Services & Supplies (0.3%)
ADT Corp.	43,412	1,802,466
Cintas Corp.	24,711	2,017,159
Pitney Bowes, Inc.	51,181	1,193,541
Republic Services, Inc.	63,582	2,578,886
Stericycle, Inc.*	21,552	3,026,547
Tyco International plc	106,565	4,588,689
Waste Management, Inc.	108,321	5,874,248

		21,081,536

Construction & Engineering (0.1%)
Fluor Corp.	37,486	2,142,700
Jacobs Engineering Group, Inc.*	32,658	1,474,835
Quanta Services, Inc.*	53,636	1,530,235

		5,147,770

Electrical Equipment (0.4%)
AMETEK, Inc.	61,146	3,212,611
Eaton Corp. plc	120,394	8,179,568
Emerson Electric Co.	173,799	9,840,500
Rockwell Automation, Inc.	34,377	3,987,388

		25,220,067

Industrial Conglomerates (1.7%)
3M Co.	161,002	26,557,280
Danaher Corp.	155,757	13,223,769
General Electric Co.	2,552,970	63,339,186
Roper Industries, Inc.	25,461	4,379,292

		107,499,527

Machinery (1.0%)
Caterpillar, Inc.	153,764	12,305,733
Cummins, Inc.	42,720	5,922,701
Deere & Co.	86,112	7,551,161
Dover Corp.	41,349	2,858,043
Flowserve Corp.	34,170	1,930,263
Illinois Tool Works, Inc.	88,546	8,601,358
Ingersoll-Rand plc	66,791	4,547,131
Joy Global, Inc.	24,722	968,608
PACCAR, Inc.	89,937	5,678,622
Pall Corp.	27,059	2,716,453
Parker-Hannifin Corp.	36,133	4,291,878
Pentair plc	46,276	2,910,298
Snap-on, Inc.	14,749	2,168,988
Stanley Black & Decker, Inc.	39,935	3,808,202
Xylem, Inc.	46,269	1,620,340

		67,879,779

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,130	1,171,927
Equifax, Inc.	30,308	2,818,644
Nielsen N.V.	80,044	3,567,561
Robert Half International, Inc.	34,293	2,075,412

		9,633,544

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
CSX Corp.	251,254	$8,321,532
Kansas City Southern	28,013	2,859,567
Norfolk Southern Corp.	77,974	8,025,084
Ryder System, Inc.	13,450	1,276,271
Union Pacific Corp.	223,535	24,211,076

		44,693,530

Trading Companies & Distributors (0.1%)
Fastenal Co.	68,976	2,858,021
United Rentals, Inc.*	24,482	2,231,779
W.W. Grainger, Inc.	15,225	3,590,207

		8,680,007

Total Industrials		481,542,400

Information Technology (14.0%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	1,294,802	35,639,425
F5 Networks, Inc.*	18,298	2,103,172
Harris Corp.	26,422	2,080,997
Juniper Networks, Inc.	91,876	2,074,560
Motorola Solutions, Inc.	48,365	3,224,495
QUALCOMM, Inc.	418,406	29,012,272

		74,134,921

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	78,696	4,637,555
Corning, Inc.	322,472	7,313,665
FLIR Systems, Inc.	35,487	1,110,033
TE Connectivity Ltd.	103,049	7,380,370

		20,441,623

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	45,373	3,223,525
eBay, Inc.*	279,302	16,110,139
Equinix, Inc. (REIT)	14,328	3,336,275
Facebook, Inc., Class A*	532,480	43,777,843
Google, Inc., Class A*	72,435	40,179,694
Google, Inc., Class C*	72,586	39,777,128
VeriSign, Inc.*	26,683	1,786,961
Yahoo!, Inc.*	220,823	9,812,270

		158,003,835

IT Services (2.4%)
Accenture plc, Class A	159,333	14,927,909
Alliance Data Systems Corp.*	15,930	4,719,262
Automatic Data Processing, Inc.	120,495	10,319,192
Cognizant Technology Solutions Corp., Class A*	154,642	9,648,114
Computer Sciences Corp.	35,790	2,336,371
Fidelity National Information Services, Inc.	72,320	4,922,099
Fiserv, Inc.*	60,544	4,807,194
International Business Machines Corp.	233,161	37,422,341
MasterCard, Inc., Class A	247,606	21,390,682
Paychex, Inc.	82,918	4,113,977
Teradata Corp.*	36,817	1,625,102
Total System Services, Inc.	41,799	1,594,632
Visa, Inc., Class A	488,360	31,943,628
Western Union Co.	132,310	2,753,371
Xerox Corp.	265,161	3,407,319

		155,931,193

Semiconductors & Semiconductor Equipment (1.7%)
Altera Corp.	76,220	3,270,600
Analog Devices, Inc.	79,059	4,980,717
Applied Materials, Inc.	311,693	7,031,794
Avago Technologies Ltd.	65,090	8,265,128
Broadcom Corp., Class A	138,281	5,986,876
First Solar, Inc.*	19,094	1,141,630
Intel Corp.	1,201,272	37,563,775
KLA-Tencor Corp.	41,259	2,404,987
Lam Research Corp.	40,422	2,839,039
Linear Technology Corp.	60,690	2,840,292
Microchip Technology, Inc.	51,115	2,499,524
Micron Technology, Inc.*	273,290	7,414,358
NVIDIA Corp.	131,012	2,741,426
Skyworks Solutions, Inc.	48,410	4,758,219
Texas Instruments, Inc.	265,604	15,188,565
Xilinx, Inc.	66,313	2,805,040

		111,731,970

Software (2.6%)
Adobe Systems, Inc.*	120,716	8,925,741
Autodesk, Inc.*	57,517	3,372,797
CA, Inc.	80,897	2,638,051
Citrix Systems, Inc.*	40,539	2,589,226
Electronic Arts, Inc.*	78,885	4,639,621
Intuit, Inc.	70,191	6,805,719
Microsoft Corp.	2,080,865	84,597,567
Oracle Corp.	813,116	35,085,955
Red Hat, Inc.*	46,523	3,524,117
Salesforce.com, Inc.*	153,485	10,254,333
Symantec Corp.	173,084	4,044,108

		166,477,235

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	1,477,430	183,836,615
EMC Corp.	504,272	12,889,192
Hewlett-Packard Co.	461,018	14,365,321
NetApp, Inc.	79,101	2,804,921
SanDisk Corp.	54,030	3,437,389
Seagate Technology plc	83,299	4,334,047
Western Digital Corp.	55,085	5,013,286

		226,680,771

Total Information Technology		913,401,548

Materials (2.3%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	48,921	7,400,769
Airgas, Inc.	17,156	1,820,423
CF Industries Holdings, Inc.	12,152	3,447,279
Dow Chemical Co.	276,027	13,243,776
E.I. du Pont de Nemours & Co.	229,668	16,414,372
Eastman Chemical Co.	37,717	2,612,279
Ecolab, Inc.	68,313	7,813,641
FMC Corp.	33,831	1,936,825
International Flavors & Fragrances, Inc.	20,488	2,405,291
LyondellBasell Industries N.V., Class A	100,451	8,819,598
Monsanto Co.	122,584	13,795,603
Mosaic Co.	78,916	3,634,871
PPG Industries, Inc.	34,509	7,783,160
Praxair, Inc.	73,250	8,844,205
Sherwin-Williams Co.	20,459	5,820,586
Sigma-Aldrich Corp.	30,299	4,188,837

		109,981,515

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,688	2,193,182

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	33,519	$2,825,652

		5,018,834

Containers & Packaging (0.1%)
Avery Dennison Corp.	22,972	1,215,449
Ball Corp.	34,850	2,461,804
MeadWestvaco Corp.	42,489	2,118,926
Owens-Illinois, Inc.*	41,694	972,304
Sealed Air Corp.	53,324	2,429,442

		9,197,925

Metals & Mining (0.3%)
Alcoa, Inc.	310,089	4,006,350
Allegheny Technologies, Inc.	27,585	827,826
Freeport-McMoRan, Inc.	263,811	4,999,218
Newmont Mining Corp.	126,575	2,747,943
Nucor Corp.	80,945	3,847,316

		16,428,653

Paper & Forest Products (0.1%)
International Paper Co.	107,270	5,952,412

Total Materials		146,579,339

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,316,498	42,983,659
CenturyLink, Inc.	143,687	4,964,386
Frontier Communications Corp.	254,397	1,793,499
Level 3 Communications, Inc.*	72,761	3,917,452
Verizon Communications, Inc.	1,054,025	51,257,236
Windstream Holdings, Inc.	152,977	1,132,030

Total Telecommunication Services		106,048,262

Utilities (2.2%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	124,207	6,986,644
Duke Energy Corp.	179,481	13,780,551
Edison International	82,655	5,163,458
Entergy Corp.	45,790	3,548,267
Eversource Energy	80,374	4,060,495
Exelon Corp.	218,122	7,331,080
FirstEnergy Corp.	106,858	3,746,442
NextEra Energy, Inc.	112,489	11,704,480
Pepco Holdings, Inc.	64,160	1,721,413
Pinnacle West Capital Corp.	28,061	1,788,889
PPL Corp.	169,203	5,695,373
Southern Co.	230,808	10,220,178
Xcel Energy, Inc.	128,368	4,468,490

		80,215,760

Gas Utilities (0.0%)
AGL Resources, Inc.	30,370	1,507,870

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	164,054	2,108,094
NRG Energy, Inc.	85,693	2,158,607

		4,266,701

Multi-Utilities (0.9%)
Ameren Corp.	61,565	2,598,043
CenterPoint Energy, Inc.	109,062	2,225,955
CMS Energy Corp.	69,896	2,440,069
Consolidated Edison, Inc.	74,305	4,532,605
Dominion Resources, Inc.	149,192	10,573,237
DTE Energy Co.	44,965	3,628,226
Integrys Energy Group, Inc.	20,186	1,453,796
NiSource, Inc.	80,228	3,542,868
PG&E Corp.	120,855	6,413,775
Public Service Enterprise Group, Inc.	128,413	5,383,073
SCANA Corp.	36,267	1,994,322
Sempra Energy	58,738	6,403,617
TECO Energy, Inc.	59,789	1,159,907
Wisconsin Energy Corp.	57,218	2,832,291

		55,181,784

Total Utilities		141,172,115

Total Investments (71.4%) (Cost $3,387,412,558)		4,642,326,009
Other Assets Less Liabilities (28.6%)		1,859,180,951

Net Assets (100%)		$6,501,506,960

*	Non-income producing.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	17,994	June-15	$1,832,531,493	$1,854,101,760	$21,570,267

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$584,795,596	$—	$—	$584,795,596
Consumer Staples	450,031,578	—	—	450,031,578
Energy	373,396,240	—	—	373,396,240
Financials	752,255,771	—	—	752,255,771
Health Care	693,103,160	—	—	693,103,160
Industrials	481,542,400	—	—	481,542,400
Information Technology	913,401,548	—	—	913,401,548
Materials	146,579,339	—	—	146,579,339
Telecommunication Services	106,048,262	—	—	106,048,262
Utilities	141,172,115	—	—	141,172,115
Futures	21,570,267	—	—	21,570,267

Total Assets	$4,663,896,276	$—	$—	$4,663,896,276

Total Liabilities	$—	$—	$—	$—

Total	$4,663,896,276	$—	$—	$4,663,896,276

There were no transfers between Levels 1, 2 or 3 during three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,298,691,363
Aggregate gross unrealized depreciation	(43,149,025)

Net unrealized appreciation	$1,255,542,338

Federal income tax cost of investments	$3,386,783,671

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
Dana Holding Corp.	55,730	$1,179,247
Gentex Corp.	99,842	1,827,108

		3,006,355

Automobiles (0.1%)
Thor Industries, Inc.	15,711	993,092

Distributors (0.4%)
LKQ Corp.*	102,807	2,627,747

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	32,672	618,154
DeVry Education Group, Inc.	19,425	648,018
Graham Holdings Co., Class B	1,497	1,571,296
Service Corp. International	68,607	1,787,212
Sotheby’s, Inc.	20,771	877,783

		5,502,463

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	21,345	1,313,998
Buffalo Wild Wings, Inc.*	6,404	1,160,661
Cheesecake Factory, Inc.	15,716	775,270
Domino’s Pizza, Inc.	18,809	1,891,245
International Game Technology	83,659	1,456,503
International Speedway Corp., Class A	9,468	308,752
Life Time Fitness, Inc.*	12,142	861,596
Panera Bread Co., Class A*	8,615	1,378,357
Wendy’s Co.	93,255	1,016,480

		10,162,862

Household Durables (1.5%)
Jarden Corp.*	60,653	3,208,544
KB Home	30,821	481,424
M.D.C. Holdings, Inc.	13,235	377,197
NVR, Inc.*	1,301	1,728,587
Tempur Sealy International, Inc.*	20,604	1,189,675
Toll Brothers, Inc.*	54,037	2,125,816
Tupperware Brands Corp.	16,824	1,161,192

		10,272,435

Internet & Catalog Retail (0.1%)
HSN, Inc.	10,997	750,325

Leisure Products (0.8%)
Brunswick Corp.	31,387	1,614,861
Polaris Industries, Inc.	20,626	2,910,329
Vista Outdoor, Inc.*	21,578	923,970

		5,449,160

Media (1.2%)
AMC Networks, Inc., Class A*	19,975	1,530,884
Cinemark Holdings, Inc.	35,212	1,587,005
DreamWorks Animation SKG, Inc., Class A*	24,514	593,239
John Wiley & Sons, Inc., Class A	15,690	959,286
Live Nation Entertainment, Inc.*	49,064	1,237,885
Meredith Corp.	12,355	689,038
New York Times Co., Class A	44,507	612,416
Time, Inc.	37,038	831,133

		8,040,886

Multiline Retail (0.3%)
Big Lots, Inc.	18,080	868,383
J.C. Penney Co., Inc.*	103,142	867,424

		1,735,807

Specialty Retail (3.6%)
Aaron’s, Inc.	21,842	618,347
Abercrombie & Fitch Co., Class A	23,468	517,235
Advance Auto Parts, Inc.	24,726	3,701,235
American Eagle Outfitters, Inc.	59,365	1,013,954
ANN, Inc.*	15,469	634,693
Ascena Retail Group, Inc.*	44,600	647,146
Cabela’s, Inc.*	16,126	902,733
Chico’s FAS, Inc.	52,144	922,427
CST Brands, Inc.	26,088	1,143,437
Dick’s Sporting Goods, Inc.	33,172	1,890,472
Foot Locker, Inc.	48,036	3,026,268
Guess?, Inc.	21,645	402,381
Murphy USA, Inc.*	14,545	1,052,622
Office Depot, Inc.*	165,975	1,526,970
Rent-A-Center, Inc.	17,906	491,341
Signet Jewelers Ltd.	27,105	3,761,903
Williams-Sonoma, Inc.	28,955	2,308,003

		24,561,167

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	17,855	1,651,052
Deckers Outdoor Corp.*	11,694	852,142
Kate Spade & Co.*	43,088	1,438,708

		3,941,902

Total Consumer Discretionary		77,044,201

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,068	820,383

Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	69,830	812,123
United Natural Foods, Inc.*	16,910	1,302,746

		2,114,869

Food Products (1.7%)
Dean Foods Co.	31,867	526,762
Flowers Foods, Inc.	62,316	1,417,066
Hain Celestial Group, Inc.*	34,390	2,202,680
Ingredion, Inc.	24,177	1,881,454
Lancaster Colony Corp.	6,571	625,362
Post Holdings, Inc.*	17,706	829,349
Tootsie Roll Industries, Inc.	6,929	235,030
TreeHouse Foods, Inc.*	14,471	1,230,324
WhiteWave Foods Co.*	58,974	2,614,907

		11,562,934

Household Products (1.0%)
Church & Dwight Co., Inc.	44,139	3,770,354
Energizer Holdings, Inc.	21,003	2,899,464

		6,669,818

Personal Products (0.2%)
Avon Products, Inc.	147,039	1,174,842

Total Consumer Staples		22,342,846

Energy (3.5%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.	20,337	571,673
Dresser-Rand Group, Inc.*	25,921	2,082,752
Dril-Quip, Inc.*	13,115	896,935
Helix Energy Solutions Group, Inc.*	33,340	498,766
Nabors Industries Ltd.	97,875	1,335,994
Oceaneering International, Inc.	33,687	1,816,740
Oil States International, Inc.*	17,398	691,919
Patterson-UTI Energy, Inc.	49,537	930,057

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rowan Cos., plc, Class A	42,142	$746,335
Superior Energy Services, Inc.	51,468	1,149,795
Tidewater, Inc.	16,305	312,078
Unit Corp.*	15,689	438,978

		11,472,022

Oil, Gas & Consumable Fuels (1.8%)
California Resources Corp.	104,381	794,340
Denbury Resources, Inc.	119,528	871,359
Energen Corp.	24,682	1,629,012
Gulfport Energy Corp.*	28,976	1,330,288
HollyFrontier Corp.	66,294	2,669,659
Peabody Energy Corp.	93,005	457,585
Rosetta Resources, Inc.*	24,907	423,917
SM Energy Co.	22,818	1,179,234
Western Refining, Inc.	23,877	1,179,285
World Fuel Services Corp.	24,379	1,401,305
WPX Energy, Inc.*	68,974	753,886

		12,689,870

Total Energy		24,161,892

Financials (19.2%)
Banks (4.0%)
Associated Banc-Corp.	50,294	935,468
BancorpSouth, Inc.	28,992	673,194
Bank of Hawaii Corp.	14,770	904,072
Cathay General Bancorp	25,115	714,522
City National Corp./California	16,266	1,448,975
Commerce Bancshares, Inc./Missouri	28,050	1,187,076
Cullen/Frost Bankers, Inc.	18,580	1,283,506
East West Bancorp, Inc.	48,537	1,963,807
First Horizon National Corp.	79,214	1,131,968
First Niagara Financial Group, Inc.	119,706	1,058,201
FirstMerit Corp.	55,935	1,066,121
Fulton Financial Corp.	60,617	748,014
Hancock Holding Co.	27,210	812,491
International Bancshares Corp.	19,553	508,965
PacWest Bancorp	32,739	1,535,132
Prosperity Bancshares, Inc.	20,370	1,069,018
Signature Bank/New York*	17,011	2,204,285
SVB Financial Group*	17,231	2,189,026
Synovus Financial Corp.	46,033	1,289,384
TCF Financial Corp.	55,666	875,070
Trustmark Corp.	22,851	554,822
Umpqua Holdings Corp.	74,529	1,280,408
Valley National Bancorp	74,725	705,404
Webster Financial Corp.	30,615	1,134,286

		27,273,215

Capital Markets (1.5%)
Eaton Vance Corp.	40,044	1,667,432
Federated Investors, Inc., Class B	32,256	1,093,156
Janus Capital Group, Inc.	50,031	860,033
Raymond James Financial, Inc.	42,963	2,439,439
SEI Investments Co.	43,999	1,939,916
Stifel Financial Corp.*	22,421	1,249,971
Waddell & Reed Financial, Inc., Class A	28,259	1,399,951

		10,649,898

Consumer Finance (0.2%)
SLM Corp.*	143,207	1,328,961

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	28,404	1,630,532
MSCI, Inc.	37,994	2,329,412

		3,959,944

Insurance (3.8%)
Alleghany Corp.*	5,411	2,635,157
American Financial Group, Inc./Ohio	24,784	1,589,894
Arthur J. Gallagher & Co.	55,697	2,603,835
Aspen Insurance Holdings Ltd.	21,051	994,239
Brown & Brown, Inc.	39,798	1,317,712
Everest Reinsurance Group Ltd.	15,108	2,628,792
First American Financial Corp.	36,449	1,300,500
Hanover Insurance Group, Inc.	14,983	1,087,466
HCC Insurance Holdings, Inc.	32,636	1,849,482
Kemper Corp.	16,928	659,515
Mercury General Corp.	11,155	644,201
Old Republic International Corp.	81,462	1,217,042
Primerica, Inc.	17,657	898,741
Reinsurance Group of America, Inc.	23,252	2,166,854
RenaissanceReinsurance Holdings Ltd.	15,475	1,543,322
StanCorp Financial Group, Inc.	14,254	977,824
W. R. Berkley Corp.	34,032	1,718,956

		25,833,532

Real Estate Investment Trusts (REITs) (8.1%)
Alexandria Real Estate Equities, Inc. (REIT)	24,354	2,387,666
American Campus Communities, Inc. (REIT)	37,935	1,626,273
BioMed Realty Trust, Inc. (REIT)	68,082	1,542,738
Camden Property Trust (REIT)	29,320	2,290,772
Corporate Office Properties Trust (REIT)	31,295	919,447
Corrections Corp. of America (REIT)	39,492	1,589,948
Duke Realty Corp. (REIT)	116,555	2,537,402
Equity One, Inc. (REIT)	26,206	699,438
Extra Space Storage, Inc. (REIT)	37,384	2,526,037
Federal Realty Investment Trust (REIT)	23,213	3,417,186
Highwoods Properties, Inc. (REIT)	31,421	1,438,453
Home Properties, Inc. (REIT)	19,543	1,354,134
Hospitality Properties Trust (REIT)	50,680	1,671,933
Kilroy Realty Corp. (REIT)	29,204	2,224,469
Lamar Advertising Co. (REIT), Class A	27,138	1,608,469
LaSalle Hotel Properties (REIT)	38,181	1,483,714
Liberty Property Trust (REIT)	50,345	1,797,316
Mack-Cali Realty Corp. (REIT)	28,339	546,376
Mid-America Apartment Communities, Inc. (REIT)	25,459	1,967,217
National Retail Properties, Inc. (REIT)	44,706	1,831,605
Omega Healthcare Investors, Inc. (REIT)	46,870	1,901,516
Potlatch Corp. (REIT)	13,742	550,230
Rayonier, Inc. (REIT)	42,812	1,154,212
Realty Income Corp. (REIT)	76,078	3,925,625
Regency Centers Corp. (REIT)	31,825	2,165,373
Senior Housing Properties Trust (REIT)	79,456	1,763,129

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	31,930	$1,122,978
Taubman Centers, Inc. (REIT)	20,651	1,592,812
UDR, Inc. (REIT)	87,483	2,977,046
Urban Edge Properties (REIT)	29,569	700,785
Weingarten Realty Investors (REIT)	38,113	1,371,306
WP GLIMCHER, Inc. (REIT)	62,606	1,041,138

		55,726,743

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	15,367	663,547
Jones Lang LaSalle, Inc.	15,158	2,582,923

		3,246,470

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	149,634	2,503,377
Washington Federal, Inc.	33,168	723,228

		3,226,605

Total Financials		131,245,368

Health Care (7.6%)
Biotechnology (0.4%)
United Therapeutics Corp.*	15,773	2,719,817

Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*	24,567	1,321,336
Cooper Cos., Inc.	16,325	3,059,632
Halyard Health, Inc.*	15,744	774,605
Hill-Rom Holdings, Inc.	19,113	936,537
Hologic, Inc.*	82,343	2,719,378
IDEXX Laboratories, Inc.*	15,933	2,461,330
ResMed, Inc.	47,517	3,410,770
Sirona Dental Systems, Inc.*	18,785	1,690,462
STERIS Corp.	20,146	1,415,659
Teleflex, Inc.	14,013	1,693,191
Thoratec Corp.*	18,306	766,838

		20,249,738

Health Care Providers & Services (2.3%)
Centene Corp.*	40,171	2,839,688
Community Health Systems, Inc.*	39,466	2,063,283
Health Net, Inc.*	26,005	1,573,042
LifePoint Hospitals, Inc.*	14,948	1,097,931
MEDNAX, Inc.*	32,871	2,383,476
Omnicare, Inc.	32,833	2,530,111
Owens & Minor, Inc.	21,334	721,943
VCA, Inc.*	27,759	1,521,748
WellCare Health Plans, Inc.*	14,855	1,358,638

		16,089,860

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	57,413	686,660
HMS Holdings Corp.*	29,905	462,032

		1,148,692

Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc., Class A*	6,989	944,773
Bio-Techne Corp.	12,558	1,259,442
Charles River Laboratories International, Inc.*	16,004	1,268,957
Mettler-Toledo International, Inc.*	9,509	3,125,133

		6,598,305

Pharmaceuticals (0.7%)
Akorn, Inc.*	25,164	1,195,541
Salix Pharmaceuticals Ltd.*	21,542	3,722,673

		4,918,214

Total Health Care		51,724,626

Industrials (13.0%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	35,826	2,279,250
Esterline Technologies Corp.*	10,522	1,203,927
Exelis, Inc.	63,059	1,536,748
Huntington Ingalls Industries, Inc.	16,331	2,288,790
KLX, Inc.*	17,750	684,085
Orbital ATK, Inc.	20,050	1,536,432
Teledyne Technologies, Inc.*	11,977	1,278,305
Triumph Group, Inc.	17,064	1,019,062

		11,826,599

Airlines (0.7%)
Alaska Air Group, Inc.	44,384	2,937,333
JetBlue Airways Corp.*	88,293	1,699,640

		4,636,973

Building Products (0.9%)
A.O. Smith Corp.	25,383	1,666,648
Fortune Brands Home & Security, Inc.	53,645	2,547,065
Lennox International, Inc.	13,899	1,552,379

		5,766,092

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	18,132	1,029,535
Copart, Inc.*	38,481	1,445,731
Deluxe Corp.	16,873	1,168,961
Herman Miller, Inc.	20,129	558,781
HNI Corp.	14,941	824,295
MSA Safety, Inc.	10,647	531,072
R.R. Donnelley & Sons Co.	67,573	1,296,726
Rollins, Inc.	32,549	804,937
Waste Connections, Inc.	41,921	2,018,077

		9,678,115

Construction & Engineering (0.4%)
AECOM*	52,573	1,620,300
Granite Construction, Inc.	12,207	428,954
KBR, Inc.	48,996	709,462

		2,758,716

Electrical Equipment (0.8%)
Acuity Brands, Inc.	14,663	2,465,730
Hubbell, Inc., Class B	18,199	1,994,974
Regal-Beloit Corp.	15,120	1,208,391

		5,669,095

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	22,037	2,041,287

Machinery (3.8%)
AGCO Corp.	27,386	1,304,669
CLARCOR, Inc.	16,979	1,121,633
Crane Co.	16,529	1,031,575
Donaldson Co., Inc.	42,940	1,619,267
Graco, Inc.	19,949	1,439,520
Harsco Corp.	27,110	467,919
IDEX Corp.	26,451	2,005,779
ITT Corp.	30,775	1,228,230
Kennametal, Inc.	26,777	902,117
Lincoln Electric Holdings, Inc.	26,266	1,717,534
Nordson Corp.	19,367	1,517,211

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oshkosh Corp.	26,425	$1,289,276
SPX Corp.	13,861	1,176,799
Terex Corp.	35,922	955,166
Timken Co.	25,196	1,061,759
Trinity Industries, Inc.	52,636	1,869,104
Valmont Industries, Inc.	8,116	997,294
Wabtec Corp.	32,572	3,094,666
Woodward, Inc.	19,572	998,368

		25,797,886

Marine (0.2%)
Kirby Corp.*	18,836	1,413,642

Professional Services (1.0%)
Corporate Executive Board Co.	11,325	904,415
FTI Consulting, Inc.*	14,002	524,515
ManpowerGroup, Inc.	26,475	2,280,821
Towers Watson & Co., Class A	23,519	3,108,859

		6,818,610

Road & Rail (1.2%)
Con-way, Inc.	19,477	859,520
Genesee & Wyoming, Inc., Class A*	17,337	1,671,980
J.B. Hunt Transport Services, Inc.	31,119	2,657,407
Landstar System, Inc.	15,150	1,004,445
Old Dominion Freight Line, Inc.*	22,952	1,774,190
Werner Enterprises, Inc.	15,128	475,170

		8,442,712

Trading Companies & Distributors (0.6%)
GATX Corp.	14,985	868,830
MSC Industrial Direct Co., Inc., Class A	17,158	1,238,808
NOW, Inc.*	36,221	783,823
Watsco, Inc.	9,242	1,161,719

		4,053,180

Total Industrials		88,902,907

Information Technology (13.8%)
Communications Equipment (0.9%)
ARRIS Group, Inc.*	44,671	1,290,768
Ciena Corp.*	36,618	707,094
InterDigital, Inc.	12,565	637,548
JDS Uniphase Corp.*	78,696	1,032,491
Plantronics, Inc.	14,546	770,211
Polycom, Inc.*	45,404	608,414
Riverbed Technology, Inc.*	52,459	1,096,918

		6,143,444

Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc.*	32,338	1,977,469
Avnet, Inc.	46,110	2,051,895
Belden, Inc.	14,378	1,345,206
Cognex Corp.*	29,266	1,451,301
FEI Co.	14,143	1,079,677
Ingram Micro, Inc., Class A*	52,839	1,327,316
IPG Photonics Corp.*	12,043	1,116,386
Itron, Inc.*	12,955	472,987
Jabil Circuit, Inc.	65,339	1,527,626
Keysight Technologies, Inc.*	56,954	2,115,841
Knowles Corp.*	28,786	554,706
National Instruments Corp.	34,236	1,096,921
Tech Data Corp.*	12,942	747,659
Trimble Navigation Ltd.*	87,628	2,208,226
Vishay Intertechnology, Inc.	45,938	634,863
Zebra Technologies Corp., Class A*	17,219	1,562,021

		21,270,100

Internet Software & Services (0.4%)
AOL, Inc.*	26,520	1,050,457
Rackspace Hosting, Inc.*	39,706	2,048,433

		3,098,890

IT Services (2.7%)
Acxiom Corp.*	26,155	483,606
Broadridge Financial Solutions, Inc.	40,864	2,247,929
Convergys Corp.	33,507	766,305
CoreLogic, Inc.*	30,370	1,071,150
DST Systems, Inc.	9,663	1,069,791
Gartner, Inc.*	29,591	2,481,205
Global Payments, Inc.	22,674	2,078,752
Jack Henry & Associates, Inc.	27,650	1,932,458
Leidos Holdings, Inc.	21,044	883,006
MAXIMUS, Inc.	22,271	1,486,812
NeuStar, Inc., Class A*	10,582	260,529
Science Applications International Corp.	13,293	682,596
VeriFone Systems, Inc.*	38,463	1,341,974
WEX, Inc.*	13,120	1,408,563

		18,194,676

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	213,053	570,982
Atmel Corp.	140,771	1,158,545
Cree, Inc.*	37,749	1,339,712
Cypress Semiconductor Corp.*	107,458	1,516,232
Fairchild Semiconductor International, Inc.*	39,613	720,164
Integrated Device Technology, Inc.*	50,154	1,004,083
Intersil Corp., Class A	44,156	632,314
Qorvo, Inc.*	50,191	4,000,223
Semtech Corp.*	22,587	601,831
Silicon Laboratories, Inc.*	13,259	673,160
SunEdison, Inc.*	85,203	2,044,872
Teradyne, Inc.	73,645	1,388,208

		15,650,326

Software (3.8%)
ACI Worldwide, Inc.*	39,201	849,094
Advent Software, Inc.	15,232	671,883
ANSYS, Inc.*	30,436	2,684,151
Cadence Design Systems, Inc.*	98,842	1,822,646
CDK Global, Inc.	54,396	2,543,557
CommVault Systems, Inc.*	14,280	624,036
FactSet Research Systems, Inc.	13,114	2,087,749
Fair Isaac Corp.	10,630	943,094
Fortinet, Inc.*	47,964	1,676,342
Informatica Corp.*	37,003	1,622,766
Mentor Graphics Corp.	33,097	795,321
PTC, Inc.*	38,865	1,405,747
Rovi Corp.*	31,108	566,477
SolarWinds, Inc.*	22,441	1,149,877
Solera Holdings, Inc.	22,725	1,173,973
Synopsys, Inc.*	51,961	2,406,833
Tyler Technologies, Inc.*	11,356	1,368,739
Ultimate Software Group, Inc.*	9,673	1,643,975

		26,036,260

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	35,359	969,544

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diebold, Inc.	21,891	$776,255
Lexmark International, Inc., Class A	20,532	869,325
NCR Corp.*	57,038	1,683,191

		4,298,315

Total Information Technology		94,692,011

Materials (6.1%)
Chemicals (2.6%)
Albemarle Corp.	37,921	2,003,746
Ashland, Inc.	21,544	2,742,767
Cabot Corp.	21,552	969,840
Cytec Industries, Inc.	24,106	1,302,688
Minerals Technologies, Inc.	11,739	858,121
NewMarket Corp.	3,576	1,708,613
Olin Corp.	26,179	838,775
PolyOne Corp.	30,134	1,125,505
RPM International, Inc.	45,220	2,170,108
Scotts Miracle-Gro Co., Class A	15,024	1,009,162
Sensient Technologies Corp.	16,073	1,107,108
Valspar Corp.	25,273	2,123,690

		17,960,123

Construction Materials (0.2%)
Eagle Materials, Inc.	17,002	1,420,687

Containers & Packaging (1.7%)
AptarGroup, Inc.	21,178	1,345,227
Bemis Co., Inc.	32,957	1,526,239
Greif, Inc., Class A	11,483	450,937
Packaging Corp. of America	33,268	2,601,225
Rock-Tenn Co., Class A	47,303	3,051,043
Silgan Holdings, Inc.	14,098	819,517
Sonoco Products Co.	34,049	1,547,867

		11,342,055

Metals & Mining (1.3%)
Carpenter Technology Corp.	17,792	691,753
Cliffs Natural Resources, Inc.	51,958	249,918
Commercial Metals Co.	39,735	643,310
Compass Minerals International, Inc.	11,369	1,059,704
Reliance Steel & Aluminum Co.	26,225	1,601,823
Royal Gold, Inc.	22,053	1,391,765
Steel Dynamics, Inc.	81,673	1,641,627
TimkenSteel Corp.	12,730	336,963
United States Steel Corp.	49,264	1,202,042
Worthington Industries, Inc.	17,041	453,461

		9,272,366

Paper & Forest Products (0.3%)
Domtar Corp.	21,564	996,688
Louisiana-Pacific Corp.*	48,161	795,138

		1,791,826

Total Materials		41,787,057

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,216	827,078

Total Telecommunication Services		827,078

Utilities (3.7%)
Electric Utilities (1.4%)
Cleco Corp.	20,452	1,115,043
Great Plains Energy, Inc.	52,132	1,390,882
Hawaiian Electric Industries, Inc.	34,737	1,115,752
IDACORP, Inc.	16,998	1,068,664
OGE Energy Corp.	67,446	2,131,968
PNM Resources, Inc.	26,099	762,091
Westar Energy, Inc.	44,680	1,731,797

		9,316,197

Gas Utilities (1.3%)
Atmos Energy Corp.	34,084	1,884,845
National Fuel Gas Co.	28,494	1,719,043
ONE Gas, Inc.	17,641	762,620
Questar Corp.	59,346	1,415,996
UGI Corp.	58,422	1,903,973
WGL Holdings, Inc.	16,819	948,592

		8,635,069

Multi-Utilities (0.8%)
Alliant Energy Corp.	37,507	2,362,941
Black Hills Corp.	15,114	762,350
MDU Resources Group, Inc.	65,746	1,403,020
Vectren Corp.	27,932	1,232,918

		5,761,229

Water Utilities (0.2%)
Aqua America, Inc.	59,792	1,575,519

Total Utilities		25,288,014

Total Investments (81.6%) (Cost $447,186,938)		558,016,000
Other Assets Less Liabilities (18.4%)		125,648,901

Net Assets (100%)		$683,664,901

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	826	June-15	$122,703,178	$125,535,480	$2,832,302

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,044,201	$—	$—	$77,044,201
Consumer Staples	22,342,846	—	—	22,342,846
Energy	24,161,892	—	—	24,161,892
Financials	131,245,368	—	—	131,245,368
Health Care	51,724,626	—	—	51,724,626
Industrials	88,902,907	—	—	88,902,907
Information Technology	94,692,011	—	—	94,692,011
Materials	41,787,057	—	—	41,787,057
Telecommunication Services	827,078	—	—	827,078
Utilities	25,288,014	—	—	25,288,014
Futures	2,832,302	—	—	2,832,302

Total Assets	$560,848,302	$—	$—	$560,848,302

Total Liabilities	$—	$—	$—	$—

Total	$560,848,302	$—	$—	$560,848,302

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,730,789
Aggregate gross unrealized depreciation	(18,921,300)

Net unrealized appreciation	$110,809,489

Federal income tax cost of investments	$447,206,511

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	75,232	$1,943,243
Cooper Tire & Rubber Co.	64,273	2,753,455
Cooper-Standard Holding, Inc.*	15,527	919,198
Dana Holding Corp.	187,492	3,967,331
Dorman Products, Inc.*	29,993	1,492,152
Drew Industries, Inc.	26,278	1,617,148
Federal-Mogul Holdings Corp.*	31,242	415,831
Fox Factory Holding Corp.*	12,614	193,499
Fuel Systems Solutions, Inc.*	15,300	168,912
Gentherm, Inc.*	38,993	1,969,536
Metaldyne Performance Group, Inc.*	13,202	237,900
Modine Manufacturing Co.*	52,169	702,716
Motorcar Parts of America, Inc.*	19,435	540,099
Remy International, Inc.	33,518	744,435
Shiloh Industries, Inc.*	8,697	122,106
Spartan Motors, Inc.	37,542	182,079
Standard Motor Products, Inc.	21,548	910,618
Stoneridge, Inc.*	30,838	348,161
Strattec Security Corp.	3,737	275,940
Superior Industries International, Inc.	25,346	479,800
Tenneco, Inc.*	67,373	3,868,558
Tower International, Inc.*	22,580	600,628

		24,453,345

Automobiles (0.0%)
Winnebago Industries, Inc.	30,044	638,735

Distributors (0.2%)
Core-Mark Holding Co., Inc.	25,526	1,641,832
Pool Corp.	49,852	3,477,676
VOXX International Corp.*	21,785	199,551
Weyco Group, Inc.	7,018	209,838

		5,528,897

Diversified Consumer Services (0.7%)
2U, Inc.*	11,437	292,559
American Public Education, Inc.*	19,231	576,545
Ascent Capital Group, Inc., Class A*	15,308	609,412
Bridgepoint Education, Inc.*	18,797	181,391
Bright Horizons Family Solutions, Inc.*	31,857	1,633,308
Capella Education Co.	11,974	776,873
Career Education Corp.*	72,755	365,958
Carriage Services, Inc.	17,667	421,711
Chegg, Inc.*	80,056	636,445
Collectors Universe, Inc.	7,724	174,254
Grand Canyon Education, Inc.*	51,838	2,244,585
Houghton Mifflin Harcourt Co.*	120,862	2,837,840
ITT Educational Services, Inc.*	26,217	178,013
K12, Inc.*	38,905	611,587
Liberty Tax, Inc.*	4,175	116,190
LifeLock, Inc.*	89,785	1,266,866
Regis Corp.*	47,748	781,157
Sotheby’s, Inc.	67,161	2,838,224
Steiner Leisure Ltd.*	14,940	708,156
Strayer Education, Inc.*	11,896	635,365
Universal Technical Institute, Inc.	23,705	227,568
Weight Watchers International, Inc.*	30,649	214,237

		18,328,244

Hotels, Restaurants & Leisure (2.4%)
Belmond Ltd., Class A*	109,998	1,350,775
Biglari Holdings, Inc.*	1,910	790,931
BJ’s Restaurants, Inc.*	24,112	1,216,450
Bloomin’ Brands, Inc.	85,389	2,077,514
Bob Evans Farms, Inc.	27,476	1,271,040
Boyd Gaming Corp.*	88,010	1,249,742
Bravo Brio Restaurant Group, Inc.*	21,401	314,381
Buffalo Wild Wings, Inc.*	20,855	3,779,760
Caesars Acquisition Co., Class A*	51,608	350,934
Caesars Entertainment Corp.*	58,396	614,910
Carrols Restaurant Group, Inc.*	38,433	318,610
Cheesecake Factory, Inc.	55,177	2,721,881
Churchill Downs, Inc.	14,886	1,711,443
Chuy’s Holdings, Inc.*	17,986	405,225
ClubCorp Holdings, Inc.	23,785	460,478
Cracker Barrel Old Country Store, Inc.	20,960	3,188,854
Dave & Buster’s Entertainment, Inc.*	7,427	226,226
Del Frisco’s Restaurant Group, Inc.*	25,928	522,449
Denny’s Corp.*	95,189	1,085,155
Diamond Resorts International, Inc.*	39,744	1,328,642
DineEquity, Inc.	18,409	1,969,947
El Pollo Loco Holdings, Inc.*	9,126	233,717
Empire Resorts, Inc.*	15,637	71,930
Famous Dave’s of America, Inc.*	5,224	148,884
Fiesta Restaurant Group, Inc.*	29,623	1,807,003
Habit Restaurants, Inc., Class A*	6,428	206,596
Ignite Restaurant Group, Inc.*	8,967	43,490
International Speedway Corp., Class A	30,314	988,540
Interval Leisure Group, Inc.	43,440	1,138,562
Intrawest Resorts Holdings, Inc.*	14,588	127,207
Isle of Capri Casinos, Inc.*	24,645	346,262
Jack in the Box, Inc.	44,069	4,227,099
Jamba, Inc.*	18,856	277,372
Krispy Kreme Doughnuts, Inc.*	72,423	1,447,736
La Quinta Holdings, Inc.*	50,353	1,192,359
Life Time Fitness, Inc.*	45,303	3,214,701
Marcus Corp.	21,287	453,200
Marriott Vacations Worldwide Corp.	30,158	2,444,306
Monarch Casino & Resort, Inc.*	10,978	210,119
Morgans Hotel Group Co.*	33,251	257,695
Nathan’s Famous, Inc.	3,411	184,706
Noodles & Co.*	11,992	209,141
Papa John’s International, Inc.	33,789	2,088,498
Papa Murphy’s Holdings, Inc.*	6,767	122,753
Penn National Gaming, Inc.*	88,670	1,388,572
Pinnacle Entertainment, Inc.*	54,648	1,972,246
Popeyes Louisiana Kitchen, Inc.*	26,188	1,566,566
Potbelly Corp.*	16,724	229,119
Red Robin Gourmet Burgers, Inc.*	15,899	1,383,213
Ruby Tuesday, Inc.*	67,171	403,698
Ruth’s Hospitality Group, Inc.	39,096	620,845
Scientific Games Corp., Class A*	55,435	580,405
Shake Shack, Inc., Class A*	6,613	330,981

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Corp.	60,186	$1,907,896
Speedway Motorsports, Inc.	12,296	279,734
Texas Roadhouse, Inc.	76,670	2,793,088
Vail Resorts, Inc.	40,014	4,138,248
Zoe’s Kitchen, Inc.*	6,673	222,144

		66,213,978

Household Durables (0.9%)
Beazer Homes USA, Inc.*	29,720	526,638
Cavco Industries, Inc.*	9,721	729,658
Century Communities, Inc.*	4,885	94,427
CSS Industries, Inc.	10,357	312,264
Dixie Group, Inc.*	16,874	152,710
Ethan Allen Interiors, Inc.	27,678	765,020
Flexsteel Industries, Inc.	5,243	164,053
Helen of Troy Ltd.*	31,613	2,576,143
Hovnanian Enterprises, Inc., Class A*	128,860	458,742
Installed Building Products, Inc.*	9,682	210,680
iRobot Corp.*	33,004	1,076,921
KB Home	94,466	1,475,559
La-Z-Boy, Inc.	58,144	1,634,428
LGI Homes, Inc.*	16,201	269,909
Libbey, Inc.	24,101	961,871
Lifetime Brands, Inc.	11,217	171,396
M.D.C. Holdings, Inc.	44,131	1,257,733
M/I Homes, Inc.*	27,202	648,496
Meritage Homes Corp.*	43,726	2,126,833
NACCO Industries, Inc., Class A	4,942	261,877
New Home Co., Inc.*	10,198	162,658
Ryland Group, Inc.	52,324	2,550,272
Skullcandy, Inc.*	22,166	250,476
Standard Pacific Corp.*	160,102	1,440,918
TRI Pointe Homes, Inc.*	163,484	2,522,558
Turtle Beach Corp.*	8,127	15,116
UCP, Inc., Class A*	9,003	78,326
Universal Electronics, Inc.*	17,726	1,000,455
WCI Communities, Inc.*	13,672	327,444
William Lyon Homes, Class A*	19,887	513,482

		24,737,063

Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	26,787	316,890
Blue Nile, Inc.*	13,371	425,733
EVINE Live, Inc.*	46,459	311,740
FTD Cos., Inc.*	20,871	624,878
Gaiam, Inc., Class A*	16,488	120,198
HSN, Inc.	36,547	2,493,602
Lands’ End, Inc.*	18,073	648,459
Nutrisystem, Inc.	31,476	628,891
Orbitz Worldwide, Inc.*	56,561	659,501
Overstock.com, Inc.*	12,738	308,514
PetMed Express, Inc.	22,143	365,802
Shutterfly, Inc.*	42,949	1,943,013
Travelport Worldwide Ltd.	32,996	551,033
Wayfair, Inc., Class A*	14,028	450,579

		9,848,833

Leisure Products (0.4%)
Arctic Cat, Inc.	14,207	515,998
Black Diamond, Inc.*	24,868	235,003
Brunswick Corp.	102,476	5,272,390
Callaway Golf Co.	84,915	809,240
Escalade, Inc.	10,444	181,517
JAKKS Pacific, Inc.*	20,841	142,552
Johnson Outdoors, Inc., Class A	5,414	179,257
LeapFrog Enterprises, Inc.*	73,585	160,415
Malibu Boats, Inc., Class A*	9,459	220,868
Marine Products Corp.	10,710	91,785
Nautilus, Inc.*	33,947	518,371
Smith & Wesson Holding Corp.*	60,647	772,036
Sturm Ruger & Co., Inc.	21,341	1,059,154

		10,158,586

Media (1.1%)
AH Belo Corp., Class A	20,452	168,320
AMC Entertainment Holdings, Inc., Class A	23,355	828,869
Carmike Cinemas, Inc.*	26,514	890,870
Central European Media Enterprises Ltd., Class A*	76,585	203,716
Cinedigm Corp., Class A*	87,005	140,948
Crown Media Holdings, Inc., Class A*	38,449	153,796
Cumulus Media, Inc., Class A*	158,342	391,105
Daily Journal Corp.*	1,172	214,710
Dex Media, Inc.*	16,754	70,199
Entercom Communications Corp., Class A*	27,064	328,828
Entravision Communications Corp., Class A	63,656	402,943
Eros International plc*	24,198	422,739
EW Scripps Co., Class A*	34,200	972,648
Global Eagle Entertainment, Inc.*	44,063	586,479
Gray Television, Inc.*	54,320	750,702
Harte-Hanks, Inc.	54,308	423,602
Hemisphere Media Group, Inc.*	9,061	114,622
Journal Communications, Inc., Class A*	49,007	726,284
Lee Enterprises, Inc.*	59,090	187,315
Loral Space & Communications, Inc.*	14,356	982,525
Martha Stewart Living Omnimedia, Inc., Class A*	33,833	219,915
McClatchy Co., Class A*	69,312	127,534
MDC Partners, Inc., Class A	47,491	1,346,370
Media General, Inc.*	88,907	1,466,076
Meredith Corp.	39,810	2,220,204
National CineMedia, Inc.	68,791	1,038,744
New Media Investment Group, Inc.	49,871	1,193,413
New York Times Co., Class A	153,873	2,117,292
Nexstar Broadcasting Group, Inc., Class A	34,065	1,949,199
Radio One, Inc., Class D*	21,989	67,726
ReachLocal, Inc.*	13,200	38,412
Reading International, Inc., Class A*	19,098	256,868
Rentrak Corp.*	10,850	602,826
Saga Communications, Inc., Class A	3,933	175,176
Salem Media Group, Inc.	12,104	74,561
Scholastic Corp.	29,869	1,222,837
SFX Entertainment, Inc.*	48,637	198,925
Sinclair Broadcast Group, Inc., Class A	76,471	2,401,954
Sizmek, Inc.*	24,398	177,129
Time, Inc.	122,351	2,745,556
Townsquare Media, Inc., Class A*	9,989	128,359
World Wrestling Entertainment, Inc., Class A	32,850	460,229

		29,190,525

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	15,567	$108,346
Burlington Stores, Inc.*	31,682	1,882,545
Fred’s, Inc., Class A	40,134	685,890
Tuesday Morning Corp.*	47,432	763,655

		3,440,436

Specialty Retail (2.4%)
Aeropostale, Inc.*	87,275	302,844
American Eagle Outfitters, Inc.	215,126	3,674,352
America’s Car-Mart, Inc.*	8,518	462,101
ANN, Inc.*	52,037	2,135,078
Asbury Automotive Group, Inc.*	30,443	2,529,813
Barnes & Noble, Inc.*	45,804	1,087,845
bebe stores, Inc.	32,486	117,924
Big 5 Sporting Goods Corp.	20,243	268,625
Boot Barn Holdings, Inc.*	6,495	155,360
Brown Shoe Co., Inc.	48,446	1,589,029
Buckle, Inc.	31,248	1,596,460
Build-A-Bear Workshop, Inc.*	13,390	263,113
Cato Corp., Class A	30,463	1,206,335
Children’s Place, Inc.	24,559	1,576,442
Christopher & Banks Corp.*	40,055	222,706
Citi Trends, Inc.*	16,921	456,867
Conn’s, Inc.*	30,581	925,993
Container Store Group, Inc.*	19,063	363,150
Destination Maternity Corp.	15,125	227,783
Destination XL Group, Inc.*	38,426	189,824
Express, Inc.*	94,134	1,556,035
Finish Line, Inc., Class A	53,860	1,320,647
Five Below, Inc.*	60,311	2,145,262
Francesca’s Holdings Corp.*	46,376	825,493
Genesco, Inc.*	26,661	1,899,063
Group 1 Automotive, Inc.	26,908	2,322,968
Guess?, Inc.	68,568	1,274,679
Haverty Furniture Cos., Inc.	21,965	546,489
hhgregg, Inc.*	13,900	85,207
Hibbett Sports, Inc.*	28,894	1,417,540
Kirkland’s, Inc.*	16,050	381,188
Lithia Motors, Inc., Class A	25,206	2,505,728
Lumber Liquidators Holdings, Inc.*	30,839	949,224
MarineMax, Inc.*	27,135	719,349
Mattress Firm Holding Corp.*	16,658	1,160,063
Men’s Wearhouse, Inc.	53,125	2,773,125
Monro Muffler Brake, Inc.	34,988	2,275,969
New York & Co., Inc.*	33,586	83,965
Office Depot, Inc.*	591,089	5,438,019
Outerwall, Inc.	21,189	1,401,017
Pacific Sunwear of California, Inc.*	53,663	148,110
Pep Boys-Manny, Moe & Jack*	58,468	562,462
Pier 1 Imports, Inc.	105,355	1,472,863
Rent-A-Center, Inc.	58,616	1,608,423
Restoration Hardware Holdings, Inc.*	34,503	3,422,353
Sears Hometown and Outlet Stores, Inc.*	12,738	98,337
Select Comfort Corp.*	60,006	2,068,407
Shoe Carnival, Inc.	16,422	483,464
Sonic Automotive, Inc., Class A	44,763	1,114,599
Sportsman’s Warehouse Holdings, Inc.*	10,928	87,315
Stage Stores, Inc.	34,716	795,691
Stein Mart, Inc.	29,988	373,351
Systemax, Inc.*	12,070	147,495
Tile Shop Holdings, Inc.*	30,968	375,022
Tilly’s, Inc., Class A*	11,912	186,423
Vitamin Shoppe, Inc.*	34,374	1,415,865
West Marine, Inc.*	19,152	177,539
Winmark Corp.	2,629	230,222
Zumiez, Inc.*	22,636	911,099

		66,111,714

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	30,167	1,837,170
Crocs, Inc.*	90,263	1,066,006
Culp, Inc.	9,735	260,411
G-III Apparel Group Ltd.*	21,177	2,385,589
Iconix Brand Group, Inc.*	53,493	1,801,109
Movado Group, Inc.	20,124	573,937
Oxford Industries, Inc.	15,928	1,201,768
Perry Ellis International, Inc.*	13,127	304,021
Quiksilver, Inc.*	148,478	274,684
Sequential Brands Group, Inc.*	17,468	186,908
Skechers U.S.A., Inc., Class A*	43,147	3,102,701
Steven Madden Ltd.*	64,444	2,448,872
Tumi Holdings, Inc.*	56,453	1,380,840
Unifi, Inc.*	16,023	578,270
Vera Bradley, Inc.*	23,976	389,131
Vince Holding Corp.*	12,302	228,202
Wolverine World Wide, Inc.	112,057	3,748,307

		21,767,926

Total Consumer Discretionary		280,418,282

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,212	2,463,289
Coca-Cola Bottling Co. Consolidated	5,103	576,945
Craft Brew Alliance, Inc.*	12,520	170,773
National Beverage Corp.*	12,406	302,830

		3,513,837

Food & Staples Retailing (0.8%)
Andersons, Inc.	31,593	1,307,002
Casey’s General Stores, Inc.	42,394	3,819,699
Chefs’ Warehouse, Inc.*	19,783	443,733
Diplomat Pharmacy, Inc.*	16,886	583,918
Fairway Group Holdings Corp.*	21,098	142,833
Fresh Market, Inc.*	47,478	1,929,506
Ingles Markets, Inc., Class A	13,264	656,303
Liberator Medical Holdings, Inc.	33,879	118,576
Natural Grocers by Vitamin Cottage, Inc.*	9,853	272,041
PriceSmart, Inc.	20,713	1,760,191
Roundy’s, Inc.*	42,524	207,942
Smart & Final Stores, Inc.*	14,776	260,058
SpartanNash Co.	42,243	1,333,189
SUPERVALU, Inc.*	225,247	2,619,623
United Natural Foods, Inc.*	54,824	4,223,641
Village Super Market, Inc., Class A	7,219	226,965
Weis Markets, Inc.	11,906	592,443

		20,497,663

Food Products (1.1%)
Alico, Inc.	3,276	167,928
B&G Foods, Inc.	59,445	1,749,466
Boulder Brands, Inc.*	66,637	635,051
Calavo Growers, Inc.	16,094	827,554
Cal-Maine Foods, Inc.	34,424	1,344,601
Darling Ingredients, Inc.*	182,813	2,561,210

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dean Foods Co.	104,166	$1,721,864
Diamond Foods, Inc.*	23,901	778,456
Farmer Bros Co.*	8,143	201,539
Fresh Del Monte Produce, Inc.	37,324	1,452,277
Freshpet, Inc.*	13,439	261,120
Inventure Foods, Inc.*	17,114	191,506
J&J Snack Foods Corp.	16,509	1,761,510
John B. Sanfilippo & Son, Inc.	8,980	387,038
Lancaster Colony Corp.	20,453	1,946,512
Landec Corp.*	29,037	405,066
Lifeway Foods, Inc.*	5,115	109,410
Limoneira Co.	12,330	268,794
Omega Protein Corp.*	23,309	319,100
Post Holdings, Inc.*	58,091	2,720,982
Sanderson Farms, Inc.	25,734	2,049,713
Seaboard Corp.*	313	1,293,316
Seneca Foods Corp., Class A*	9,104	271,390
Snyder’s-Lance, Inc.	52,618	1,681,671
Tootsie Roll Industries, Inc.	21,217	719,680
TreeHouse Foods, Inc.*	46,534	3,956,321

		29,783,075

Household Products (0.1%)
Central Garden & Pet Co., Class A*	47,211	501,381
HRG Group, Inc.*	92,305	1,151,966
Oil-Dri Corp. of America	5,261	177,033
Orchids Paper Products Co.	9,088	245,012
WD-40 Co.	16,642	1,473,483

		3,548,875

Personal Products (0.1%)
Elizabeth Arden, Inc.*	28,318	441,761
Female Health Co.	22,843	64,645
Inter Parfums, Inc.	18,224	594,467
Medifast, Inc.*	13,199	395,574
Nature’s Sunshine Products, Inc.	11,441	150,106
Nutraceutical International Corp.*	9,827	193,592
Revlon, Inc., Class A*	12,494	514,753
Synutra International, Inc.*	19,100	122,240
USANA Health Sciences, Inc.*	6,281	697,945

		3,175,083

Tobacco (0.1%)
22nd Century Group, Inc.*	48,059	41,331
Alliance One International, Inc.*	97,396	107,135
Universal Corp.	25,567	1,205,740
Vector Group Ltd.	83,239	1,828,761

		3,182,967

Total Consumer Staples		63,701,500

Energy (2.4%)
Energy Equipment & Services (0.7%)
Aspen Aerogels, Inc.*	6,360	46,301
Basic Energy Services, Inc.*	35,284	244,518
Bristow Group, Inc.	39,574	2,154,804
C&J Energy Services Ltd.*	50,911	566,639
CARBO Ceramics, Inc.	21,777	664,416
CHC Group Ltd.*	34,624	46,050
Era Group, Inc.*	22,453	467,920
Exterran Holdings, Inc.	65,159	2,187,388
FMSA Holdings, Inc.*	27,770	201,055
Forum Energy Technologies, Inc.*	66,718	1,307,673
Geospace Technologies Corp.*	14,632	241,574
Glori Energy, Inc.*	12,852	27,375
Gulf Island Fabrication, Inc.	15,473	229,929
Gulfmark Offshore, Inc., Class A	27,377	356,996
Helix Energy Solutions Group, Inc.*	117,662	1,760,224
Hercules Offshore, Inc.*	170,670	71,545
Hornbeck Offshore Services, Inc.*	39,955	751,554
Independence Contract Drilling, Inc.*	10,400	72,488
ION Geophysical Corp.*	141,794	307,693
Key Energy Services, Inc.*	144,751	263,447
Matrix Service Co.*	29,143	511,751
McDermott International, Inc.*	261,527	1,004,264
Mitcham Industries, Inc.*	15,108	69,497
Natural Gas Services Group, Inc.*	13,573	260,873
Newpark Resources, Inc.*	92,784	845,262
Nordic American Offshore Ltd.	20,208	185,105
North Atlantic Drilling Ltd.	80,881	93,822
Nuverra Environmental Solutions, Inc.*	16,088	57,273
Parker Drilling Co.*	133,160	464,728
PHI, Inc. (Non-Voting)*	13,764	414,021
Pioneer Energy Services Corp.*	68,945	373,682
Profire Energy, Inc.*	15,319	20,681
RigNet, Inc.*	13,011	371,984
SEACOR Holdings, Inc.*	20,828	1,451,087
Tesco Corp.	37,679	428,410
TETRA Technologies, Inc.*	86,270	533,149
Vantage Drilling Co.*	246,429	80,705
Willbros Group, Inc.*	43,783	144,922

		19,280,805

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	101,400	329,550
Adams Resources & Energy, Inc.	2,307	155,053
Alon USA Energy, Inc.	28,784	476,951
Alpha Natural Resources, Inc.*	244,591	244,567
American Eagle Energy Corp.*	32,076	5,774
Amyris, Inc.*	27,672	66,413
Approach Resources, Inc.*	43,573	287,146
Arch Coal, Inc.*	233,617	233,594
Ardmore Shipping Corp.	19,487	196,234
Bill Barrett Corp.*	54,631	453,437
Bonanza Creek Energy, Inc.*	44,038	1,085,977
Callon Petroleum Co.*	73,965	552,519
Carrizo Oil & Gas, Inc.*	56,853	2,822,751
Clayton Williams Energy, Inc.*	6,447	326,412
Clean Energy Fuels Corp.*	77,102	411,339
Cloud Peak Energy, Inc.*	67,523	392,984
Comstock Resources, Inc.	52,496	187,411
Contango Oil & Gas Co.*	19,088	419,936
Delek U.S. Holdings, Inc.	65,829	2,616,703
DHT Holdings, Inc.	104,483	729,291
Diamondback Energy, Inc.*	48,748	3,745,796
Dorian LPG Ltd.*	8,309	108,266
Eclipse Resources Corp.*	33,024	185,595
Emerald Oil, Inc.*	100,755	74,559
Energy XXI Ltd.	102,848	374,367
Evolution Petroleum Corp.	20,380	121,261
EXCO Resources, Inc.	165,872	303,546
Frontline Ltd.*	85,003	190,407
FX Energy, Inc.*	55,281	69,101
GasLog Ltd.	47,437	921,227
Gastar Exploration, Inc.*	78,123	204,682
Goodrich Petroleum Corp.*	52,858	187,646
Green Plains, Inc.	40,995	1,170,407
Halcon Resources Corp.*	283,994	437,351
Hallador Energy Co.	10,883	127,222
Harvest Natural Resources, Inc.*	43,331	19,369

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Isramco, Inc.*	933	$117,371
Jones Energy, Inc., Class A*	15,251	136,954
Magnum Hunter Resources Corp.*	217,802	581,531
Matador Resources Co.*	81,285	1,781,767
Midstates Petroleum Co., Inc.*	39,009	33,158
Miller Energy Resources, Inc.*	31,161	19,479
Navios Maritime Acquisition Corp.	88,782	314,288
Nordic American Tankers Ltd.	99,191	1,181,365
Northern Oil and Gas, Inc.*	67,649	521,574
Pacific Ethanol, Inc.*	26,573	286,723
Panhandle Oil and Gas, Inc., Class A	15,093	298,690
Parsley Energy, Inc., Class A*	59,575	952,009
PDC Energy, Inc.*	44,254	2,391,486
Penn Virginia Corp.*	71,997	466,541
PetroQuest Energy, Inc.*	64,890	149,247
Renewable Energy Group, Inc.*	38,539	355,330
Resolute Energy Corp.*	81,508	45,922
REX American Resources Corp.*	6,958	423,116
Rex Energy Corp.*	53,786	200,084
Ring Energy, Inc.*	22,269	236,497
Rosetta Resources, Inc.*	82,553	1,405,052
RSP Permian, Inc.*	27,863	701,869
Sanchez Energy Corp.*	56,066	729,419
Scorpio Tankers, Inc.	181,832	1,712,857
SemGroup Corp., Class A	47,218	3,840,712
Ship Finance International Ltd.	65,777	973,500
Solazyme, Inc.*	83,959	240,123
Stone Energy Corp.*	61,674	905,374
Swift Energy Co.*	51,315	110,840
Synergy Resources Corp.*	90,180	1,068,633
Teekay Tankers Ltd., Class A	88,037	505,332
TransAtlantic Petroleum Ltd.*	25,476	136,042
Triangle Petroleum Corp.*	74,109	372,768
VAALCO Energy, Inc.*	55,020	134,799
Vertex Energy, Inc.*	14,239	52,684
W&T Offshore, Inc.	38,711	197,813
Warren Resources, Inc.*	76,698	68,261
Western Refining, Inc.	54,714	2,702,324
Westmoreland Coal Co.*	16,273	435,465

		47,021,843

Total Energy		66,302,648

Financials (17.5%)
Banks (5.7%)
1st Source Corp.	16,274	522,884
American National Bankshares, Inc.	9,386	211,936
Ameris Bancorp	34,231	903,356
Ames National Corp.	8,894	221,016
Arrow Financial Corp.	11,927	323,818
Banc of California, Inc.	36,474	448,995
BancFirst Corp.	7,758	473,083
Banco Latinoamericano de Comercio Exterior S.A., Class E	33,233	1,089,710
Bancorp, Inc.*	36,489	329,496
BancorpSouth, Inc.	106,656	2,476,552
Bank of Kentucky Financial Corp.	6,854	336,189
Bank of Marin Bancorp/California	6,550	333,395
Bank of the Ozarks, Inc.	93,761	3,462,594
Banner Corp.	21,434	983,821
BBCN Bancorp, Inc.	89,106	1,289,364
Blue Hills Bancorp, Inc.*	31,426	415,452
BNC Bancorp	21,862	395,702
Boston Private Financial Holdings, Inc.	89,380	1,085,967
Bridge Bancorp, Inc.	12,679	327,499
Bridge Capital Holdings*	10,882	284,129
Bryn Mawr Bank Corp.	18,888	574,384
C1 Financial, Inc.*	3,733	69,994
Camden National Corp.	8,193	326,409
Capital Bank Financial Corp., Class A*	25,213	696,131
Capital City Bank Group, Inc.	11,627	188,939
Cardinal Financial Corp.	35,011	699,520
Cascade Bancorp*	34,203	164,174
Cathay General Bancorp	88,297	2,512,050
CenterState Banks, Inc.	39,006	464,561
Central Pacific Financial Corp.	17,354	398,621
Century Bancorp, Inc./Massachusetts, Class A	3,940	156,418
Chemical Financial Corp.	35,747	1,121,026
Citizens & Northern Corp.	13,366	269,726
City Holding Co.	17,200	808,916
CNB Financial Corp./Pennsylvania	15,992	272,184
CoBiz Financial, Inc.	38,895	479,186
Columbia Banking System, Inc.	63,740	1,846,548
Community Bank System, Inc.	45,166	1,598,425
Community Trust Bancorp, Inc.	17,145	568,528
CommunityOne Bancorp*	12,401	122,026
ConnectOne Bancorp, Inc.	24,897	484,496
CU Bancorp*	11,344	258,076
Customers Bancorp, Inc.*	28,390	691,580
CVB Financial Corp.	117,254	1,869,029
Eagle Bancorp, Inc.*	32,497	1,247,885
Enterprise Bancorp, Inc./Massachusetts	7,895	167,769
Enterprise Financial Services Corp.	21,675	447,805
F.N.B. Corp./Pennsylvania	191,463	2,515,824
FCB Financial Holdings, Inc., Class A*	9,223	252,433
Fidelity Southern Corp.	18,084	305,258
Financial Institutions, Inc.	15,061	345,349
First Bancorp, Inc./Maine	10,599	184,953
First Bancorp/North Carolina	21,458	376,802
First BanCorp/Puerto Rico*	113,625	704,475
First Busey Corp.	77,692	519,759
First Business Financial Services, Inc.	4,351	188,137
First Citizens BancShares, Inc./North Carolina, Class A	10,628	2,759,985
First Commonwealth Financial Corp.	106,166	955,494
First Community Bancshares, Inc./Virginia	17,899	313,769
First Connecticut Bancorp, Inc./Connecticut	17,946	275,830
First Financial Bancorp	64,389	1,146,768
First Financial Bankshares, Inc.	71,015	1,962,855
First Financial Corp./Indiana	12,621	452,968
First Interstate BancSystem, Inc., Class A	19,884	553,173
First Merchants Corp.	39,335	925,946
First Midwest Bancorp, Inc./Illinois	82,503	1,433,077

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
First NBC Bank Holding Co.*	16,538	$545,423
First of Long Island Corp.	13,203	336,676
FirstMerit Corp.	182,840	3,484,930
Flushing Financial Corp.	33,109	664,498
German American Bancorp, Inc.	14,408	424,027
Glacier Bancorp, Inc.	82,623	2,077,968
Great Southern Bancorp, Inc.	11,226	442,192
Great Western Bancorp, Inc.	19,696	433,509
Green Bancorp, Inc.*	5,308	59,343
Guaranty Bancorp	16,052	272,242
Hampton Roads Bankshares, Inc.*	33,354	63,039
Hancock Holding Co.	91,227	2,724,038
Hanmi Financial Corp.	34,629	732,403
Heartland Financial USA, Inc.	17,275	563,683
Heritage Commerce Corp.	22,552	205,900
Heritage Financial Corp./Washington	33,053	561,901
Heritage Oaks Bancorp	24,253	201,542
Hilltop Holdings, Inc.*	83,283	1,619,022
Home BancShares, Inc./Arkansas	59,939	2,031,333
HomeTrust Bancshares, Inc.*	22,823	364,483
Horizon Bancorp/Indiana	10,278	240,402
Hudson Valley Holding Corp.	16,034	409,829
IBERIABANK Corp.	34,836	2,195,713
Independent Bank Corp./Massachusetts	28,407	1,246,215
Independent Bank Corp./Michigan	19,650	252,109
Independent Bank Group, Inc.	10,117	393,652
International Bancshares Corp.	60,484	1,574,399
Investors Bancorp, Inc.	394,462	4,623,095
Lakeland Bancorp, Inc.	41,136	473,064
Lakeland Financial Corp.	18,068	733,199
LegacyTexas Financial Group, Inc.	46,811	1,064,014
Macatawa Bank Corp.	28,026	149,939
MainSource Financial Group, Inc.	22,184	435,694
MB Financial, Inc.	73,502	2,301,348
Mercantile Bank Corp.	17,885	349,652
Merchants Bancshares, Inc./Vermont	5,943	173,357
Metro Bancorp, Inc.	15,548	428,658
MidSouth Bancorp, Inc.	9,447	139,343
MidWestOne Financial Group, Inc.	7,658	220,780
National Bank Holdings Corp., Class A	40,421	760,319
National Bankshares, Inc./Virginia	7,844	234,065
National Penn Bancshares, Inc.	138,233	1,488,769
NBT Bancorp, Inc.	48,747	1,221,600
NewBridge Bancorp	36,658	326,989
Northrim BanCorp, Inc.	7,745	190,062
OFG Bancorp	49,836	813,324
Old Line Bancshares, Inc.	9,151	144,586
Old National Bancorp/Indiana	130,719	1,854,903
Opus Bank	5,978	184,601
Pacific Continental Corp.	23,902	315,984
Pacific Premier Bancorp, Inc.*	24,235	392,365
Palmetto Bancshares, Inc.	4,690	89,110
Park National Corp.	14,175	1,212,813
Park Sterling Corp.	49,319	350,165
Peapack-Gladstone Financial Corp.	17,944	387,590
Penns Woods Bancorp, Inc.	5,324	260,397
Peoples Bancorp, Inc./Ohio	18,354	433,889
Peoples Financial Services Corp.	8,118	364,255
Pinnacle Financial Partners, Inc.	39,483	1,755,414
Preferred Bank/California	12,626	346,836
PrivateBancorp, Inc.	79,196	2,785,323
Prosperity Bancshares, Inc.	77,175	4,050,144
Renasant Corp.	34,458	1,035,463
Republic Bancorp, Inc./Kentucky, Class A	10,937	270,472
Republic First Bancorp, Inc.*	34,378	124,792
S&T Bancorp, Inc.	36,423	1,033,685
Sandy Spring Bancorp, Inc.	27,296	715,974
Seacoast Banking Corp. of Florida*	20,986	299,470
ServisFirst Bancshares, Inc.	2,157	71,159
Sierra Bancorp	13,060	218,102
Simmons First National Corp., Class A	25,507	1,159,803
South State Corp.	26,790	1,832,168
Southside Bancshares, Inc.	27,053	776,151
Southwest Bancorp, Inc./Oklahoma	21,678	385,652
Square 1 Financial, Inc., Class A*	7,858	210,359
State Bank Financial Corp.	38,554	809,634
Sterling Bancorp/Delaware	101,560	1,361,920
Stock Yards Bancorp, Inc.	15,990	550,536
Stonegate Bank	10,967	331,094
Suffolk Bancorp	12,786	303,795
Sun Bancorp, Inc./New Jersey*	9,015	170,474
Susquehanna Bancshares, Inc.	207,580	2,845,922
Talmer Bancorp, Inc., Class A	19,975	305,917
Texas Capital Bancshares, Inc.*	50,777	2,470,301
Tompkins Financial Corp.	16,730	900,910
Towne Bank/Virginia	47,089	757,191
TriCo Bancshares	24,814	598,762
TriState Capital Holdings, Inc.*	24,919	260,902
Triumph Bancorp, Inc.*	8,518	116,356
Trustmark Corp.	74,796	1,816,047
UMB Financial Corp.	41,792	2,210,379
Umpqua Holdings Corp.	184,129	3,163,336
Union Bankshares Corp.	51,770	1,149,812
United Bankshares, Inc./West Virginia	75,873	2,851,307
United Community Banks, Inc./Georgia	54,579	1,030,451
Univest Corp. of Pennsylvania	17,545	347,216
Valley National Bancorp	250,671	2,366,334
Washington Trust Bancorp, Inc.	15,940	608,749
Webster Financial Corp.	99,830	3,698,701
WesBanco, Inc.	36,305	1,182,817
West Bancorp, Inc.	17,185	341,810
Westamerica Bancorp	28,928	1,249,979
Western Alliance Bancorp*	83,456	2,473,636
Wilshire Bancorp, Inc.	76,942	767,112
Wintrust Financial Corp.	51,592	2,459,907
Yadkin Financial Corp.*	22,180	450,254

		153,853,147

Capital Markets (1.1%)
Actua Corp.*	44,847	694,680
Arlington Asset Investment Corp., Class A	22,843	549,603
Ashford, Inc.*	848	100,708
BGC Partners, Inc., Class A	192,082	1,815,175
Calamos Asset Management, Inc., Class A	18,631	250,587
CIFC Corp.	6,092	46,604

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cohen & Steers, Inc.	21,174	$867,075
Cowen Group, Inc., Class A*	126,251	656,505
Diamond Hill Investment Group, Inc.	3,100	496,000
Evercore Partners, Inc., Class A	36,833	1,902,793
FBR & Co.*	9,033	208,753
Fifth Street Asset Management, Inc.	7,165	80,749
Financial Engines, Inc.	57,099	2,388,451
FXCM, Inc., Class A	52,681	112,210
GAMCO Investors, Inc., Class A	7,056	553,966
Greenhill & Co., Inc.	31,708	1,257,222
HFF, Inc., Class A	36,385	1,365,893
INTL FCStone, Inc.*	16,862	501,307
Investment Technology Group, Inc.*	39,589	1,199,943
Janus Capital Group, Inc.	165,582	2,846,355
KCG Holdings, Inc., Class A*	49,476	606,576
Ladenburg Thalmann Financial Services, Inc.*	108,240	417,806
Manning & Napier, Inc.	15,204	197,804
Medley Management, Inc., Class A	7,318	80,425
Moelis & Co., Class A	8,201	247,014
OM Asset Management plc	26,970	502,721
Oppenheimer Holdings, Inc., Class A	11,165	261,931
Piper Jaffray Cos.*	18,397	965,107
Pzena Investment Management, Inc., Class A	12,692	116,386
RCS Capital Corp., Class A	10,972	116,742
Safeguard Scientifics, Inc.*	22,799	412,206
Silvercrest Asset Management Group, Inc., Class A	6,748	96,159
Stifel Financial Corp.*	72,377	4,035,018
Virtus Investment Partners, Inc.	7,903	1,033,475
Walter Investment Management Corp.*	41,698	673,423
Westwood Holdings Group, Inc.	8,039	484,752
WisdomTree Investments, Inc.	119,489	2,564,234

		30,706,358

Consumer Finance (0.5%)
Cash America International, Inc.	30,857	718,968
Consumer Portfolio Services, Inc.*	24,131	168,676
Credit Acceptance Corp.*	7,214	1,406,730
Encore Capital Group, Inc.*	28,281	1,176,207
Enova International, Inc.*	28,462	560,417
Ezcorp, Inc., Class A*	56,380	514,749
First Cash Financial Services, Inc.*	31,731	1,476,126
Green Dot Corp., Class A*	34,390	547,489
JG Wentworth Co., Class A*	13,542	140,701
Nelnet, Inc., Class A	23,293	1,102,225
Nicholas Financial, Inc.*	11,700	163,917
PRA Group, Inc.*	55,306	3,004,222
Regional Management Corp.*	12,414	183,231
Springleaf Holdings, Inc.*	27,154	1,405,762
World Acceptance Corp.*	8,737	637,102

		13,206,522

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	25,360	247,767
MarketAxess Holdings, Inc.	41,595	3,448,226
Marlin Business Services Corp.	9,015	180,570
NewStar Financial, Inc.*	28,994	340,100
On Deck Capital, Inc.*	13,039	277,600
PHH Corp.*	57,082	1,379,672
PICO Holdings, Inc.*	25,149	407,665
Resource America, Inc., Class A	15,975	145,373
Tiptree Financial, Inc., Class A*	9,537	63,230

		6,490,203

Insurance (1.8%)
Ambac Financial Group, Inc.*	39,623	958,877
American Equity Investment Life Holding Co.	82,500	2,403,225
AMERISAFE, Inc.	20,648	954,970
AmTrust Financial Services, Inc.	33,244	1,894,409
Argo Group International Holdings Ltd.	32,419	1,625,813
Atlas Financial Holdings, Inc.*	12,980	229,357
Baldwin & Lyons, Inc., Class B	10,372	243,327
Citizens, Inc./Texas*	48,147	296,586
CNO Financial Group, Inc.	227,635	3,919,875
Crawford & Co., Class B	29,985	259,070
Donegal Group, Inc., Class A	9,002	141,511
eHealth, Inc.*	19,537	183,257
EMC Insurance Group, Inc.	5,566	188,131
Employers Holdings, Inc.	34,755	938,037
Enstar Group Ltd.*	9,612	1,363,558
FBL Financial Group, Inc., Class A	10,472	649,369
Federated National Holding Co.	15,196	464,998
Fidelity & Guaranty Life	12,009	254,591
First American Financial Corp.	118,069	4,212,702
Global Indemnity plc*	9,155	254,051
Greenlight Capital Reinsurance Ltd., Class A*	31,630	1,005,834
Hallmark Financial Services, Inc.*	15,721	166,643
HCI Group, Inc.	9,865	452,508
Heritage Insurance Holdings, Inc.*	8,122	178,765
Horace Mann Educators Corp.	45,482	1,555,484
Independence Holding Co.	8,470	115,107
Infinity Property & Casualty Corp.	12,597	1,033,584
James River Group Holdings Ltd.	12,158	286,078
Kansas City Life Insurance Co.	4,155	190,839
Kemper Corp.	48,695	1,897,157
Maiden Holdings Ltd.	54,731	811,661
Meadowbrook Insurance Group, Inc.	54,800	465,800
Montpelier Reinsurance Holdings Ltd.	41,352	1,589,571
National General Holdings Corp.	39,203	733,096
National Interstate Corp.	7,839	220,119
National Western Life Insurance Co., Class A	2,460	625,578
Navigators Group, Inc.*	11,630	905,279
OneBeacon Insurance Group Ltd., Class A	24,970	379,794
Patriot National, Inc.*	11,276	143,205
Phoenix Cos., Inc.*	6,239	311,888
Primerica, Inc.	60,375	3,073,087
RLI Corp.	47,519	2,490,471
Safety Insurance Group, Inc.	14,188	847,733
Selective Insurance Group, Inc.	61,751	1,793,867
State Auto Financial Corp.	16,614	403,554
State National Cos., Inc.	28,694	285,505
Stewart Information Services Corp.	24,576	998,769
Symetra Financial Corp.	83,440	1,957,502
Third Point Reinsurance Ltd.*	63,511	898,681

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Fire Group, Inc.	22,576	$717,239
United Insurance Holdings Corp.	18,275	411,187
Universal Insurance Holdings, Inc.	34,242	876,253

		49,257,552

Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	75,681	2,639,753
AG Mortgage Investment Trust, Inc. (REIT)	33,052	622,700
Agree Realty Corp. (REIT)	20,416	673,115
Alexander’s, Inc. (REIT)	2,420	1,104,924
Altisource Residential Corp. (REIT)	63,716	1,329,116
American Assets Trust, Inc. (REIT)	32,027	1,386,129
American Capital Mortgage Investment Corp. (REIT)	57,381	1,030,563
American Residential Properties, Inc. (REIT)*	37,284	670,739
Anworth Mortgage Asset Corp. (REIT)	128,239	652,736
Apollo Commercial Real Estate Finance, Inc. (REIT)	66,462	1,141,817
Apollo Residential Mortgage, Inc. (REIT)	35,064	559,271
Ares Commercial Real Estate Corp. (REIT)	40,703	449,768
Armada Hoffler Properties, Inc. (REIT)	30,680	327,049
ARMOUR Residential REIT, Inc. (REIT)	404,542	1,282,398
Ashford Hospitality Prime, Inc. (REIT)	27,765	465,619
Ashford Hospitality Trust, Inc. (REIT)	90,396	869,609
Associated Estates Realty Corp. (REIT)	64,998	1,604,151
Aviv REIT, Inc. (REIT)	22,106	806,869
Campus Crest Communities, Inc. (REIT)	70,606	505,539
Capstead Mortgage Corp. (REIT)	107,627	1,266,770
CareTrust REIT, Inc. (REIT)	32,137	435,778
CatchMark Timber Trust, Inc. (REIT), Class A	23,140	271,201
Cedar Realty Trust, Inc. (REIT)	95,454	714,950
Chambers Street Properties (REIT)	266,325	2,098,641
Chatham Lodging Trust (REIT)	43,576	1,281,570
Chesapeake Lodging Trust (REIT)	61,351	2,075,504
Colony Financial, Inc. (REIT), Class A	119,690	3,102,365
CorEnergy Infrastructure Trust, Inc. (REIT)	51,236	355,065
CoreSite Realty Corp. (REIT)	23,297	1,134,098
Cousins Properties, Inc. (REIT)	243,226	2,578,196
CubeSmart (REIT)	179,657	4,338,717
CyrusOne, Inc. (REIT)	36,183	1,126,015
CYS Investments, Inc. (REIT)	177,322	1,579,939
DCT Industrial Trust, Inc. (REIT)	91,928	3,186,224
DiamondRock Hospitality Co. (REIT)	218,670	3,089,807
DuPont Fabros Technology, Inc. (REIT)	71,390	2,333,025
Dynex Capital, Inc. (REIT)	62,934	533,051
Easterly Government Properties, Inc. (REIT)*	18,117	290,778
EastGroup Properties, Inc. (REIT)	34,598	2,080,724
Education Realty Trust, Inc. (REIT)	40,832	1,444,636
Empire State Realty Trust, Inc. (REIT), Class A	103,521	1,947,230
EPR Properties (REIT)	63,516	3,812,865
Equity One, Inc. (REIT)	73,137	1,952,027
Excel Trust, Inc. (REIT)	71,577	1,003,510
FelCor Lodging Trust, Inc. (REIT)	139,418	1,601,913
First Industrial Realty Trust, Inc. (REIT)	123,000	2,635,890
First Potomac Realty Trust (REIT)	66,002	784,764
Franklin Street Properties Corp. (REIT)	100,463	1,287,936
Geo Group, Inc. (REIT)	79,948	3,496,926
Getty Realty Corp. (REIT)	29,675	540,085
Gladstone Commercial Corp. (REIT)	25,850	481,068
Government Properties Income Trust (REIT)	71,237	1,627,765
Gramercy Property Trust, Inc. (REIT)	52,208	1,465,472
Great Ajax Corp. (REIT)*	7,518	109,237
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	28,581	522,461
Hatteras Financial Corp. (REIT)	108,448	1,969,416
Healthcare Realty Trust, Inc. (REIT)	107,197	2,977,933
Hersha Hospitality Trust (REIT)	227,092	1,469,285
Highwoods Properties, Inc. (REIT)	100,093	4,582,258
Hudson Pacific Properties, Inc. (REIT)	73,244	2,430,968
InfraREIT, Inc. (REIT)	26,940	770,215
Inland Real Estate Corp. (REIT)	98,640	1,054,462
Invesco Mortgage Capital, Inc. (REIT)	138,120	2,145,004
Investors Real Estate Trust (REIT)	125,388	940,410
iStar Financial, Inc. (REIT)*	92,857	1,207,141
Kite Realty Group Trust (REIT)	36,104	1,017,050
LaSalle Hotel Properties (REIT)	123,430	4,796,490
Lexington Realty Trust (REIT)	230,377	2,264,606
LTC Properties, Inc. (REIT)	39,385	1,811,710
Mack-Cali Realty Corp. (REIT)	100,762	1,942,691
Medical Properties Trust, Inc. (REIT)	230,591	3,398,911
Monmouth Real Estate Investment Corp. (REIT)	62,912	698,952
National Health Investors, Inc. (REIT)	41,870	2,973,189
New Residential Investment Corp. (REIT)	157,548	2,367,946
New York Mortgage Trust, Inc. (REIT)	122,165	948,000
New York REIT, Inc. (REIT)	181,830	1,905,578
One Liberty Properties, Inc. (REIT)	14,129	345,030

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Realty Mortgage, Inc. (REIT)	12,616	$188,988
Parkway Properties, Inc. (REIT)	88,875	1,541,981
Pebblebrook Hotel Trust (REIT)	79,279	3,692,023
Pennsylvania Real Estate Investment Trust (REIT)	76,971	1,788,036
PennyMac Mortgage Investment Trust (REIT)	65,650	1,397,688
Physicians Realty Trust (REIT)	79,534	1,400,594
Potlatch Corp. (REIT)	46,019	1,842,601
PS Business Parks, Inc. (REIT)	21,970	1,824,389
QTS Realty Trust, Inc. (REIT), Class A	16,375	596,214
RAIT Financial Trust (REIT)	90,050	617,743
Ramco-Gershenson Properties Trust (REIT)	87,369	1,625,063
Redwood Trust, Inc. (REIT)	93,552	1,671,774
Resource Capital Corp. (REIT)	152,709	693,299
Retail Opportunity Investments Corp. (REIT)	98,722	1,806,613
Rexford Industrial Realty, Inc. (REIT)	66,687	1,054,321
RLJ Lodging Trust (REIT)	145,254	4,547,903
Rouse Properties, Inc. (REIT)	42,272	801,477
Ryman Hospitality Properties, Inc. (REIT)	48,457	2,951,516
Sabra Health Care REIT, Inc. (REIT)	65,926	2,185,447
Saul Centers, Inc. (REIT)	11,417	653,052
Select Income REIT (REIT)	42,314	1,057,427
Silver Bay Realty Trust Corp. (REIT)	42,052	679,560
Sovran Self Storage, Inc. (REIT)	39,376	3,698,981
STAG Industrial, Inc. (REIT)	61,988	1,457,958
STORE Capital Corp. (REIT)	36,441	850,897
Strategic Hotels & Resorts, Inc. (REIT)*	297,147	3,693,537
Summit Hotel Properties, Inc. (REIT)	97,757	1,375,441
Sun Communities, Inc. (REIT)	53,238	3,552,039
Sunstone Hotel Investors, Inc. (REIT)	228,539	3,809,745
Terreno Realty Corp. (REIT)	48,366	1,102,745
Trade Street Residential, Inc. (REIT)	19,768	141,539
UMH Properties, Inc. (REIT)	29,527	297,337
Universal Health Realty Income Trust (REIT)	8,592	483,300
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	577,215
Washington Real Estate Investment Trust (REIT)	75,152	2,076,450
Western Asset Mortgage Capital Corp. (REIT)	45,653	688,447
Whitestone REIT (REIT)	26,205	416,135

		179,564,788

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	54,674	2,360,823
Altisource Asset Management Corp.*	1,584	293,246
Altisource Portfolio Solutions S.A.*	14,860	191,248
AV Homes, Inc.*	11,766	187,785
Consolidated-Tomoka Land Co.	4,778	285,056
Forestar Group, Inc.*	38,740	610,930
FRP Holdings, Inc.*	7,288	265,283
Kennedy-Wilson Holdings, Inc.	79,867	2,087,723
Marcus & Millichap, Inc.*	8,563	320,941
RE/MAX Holdings, Inc., Class A	11,888	394,801
St. Joe Co.*	38,237	709,679
Tejon Ranch Co.*	15,063	398,416

		8,105,931

Thrifts & Mortgage Finance (1.3%)
Anchor BanCorp Wisconsin, Inc.*	7,236	251,306
Astoria Financial Corp.	97,544	1,263,195
Bank Mutual Corp.	50,734	371,373
BankFinancial Corp.	20,110	264,245
BBX Capital Corp., Class A*	8,471	157,561
Beneficial Bancorp, Inc.*	35,360	399,214
Berkshire Hills Bancorp, Inc.	28,884	800,087
BofI Holding, Inc.*	16,782	1,561,397
Brookline Bancorp, Inc.	77,064	774,493
Capitol Federal Financial, Inc.	157,599	1,969,988
Charter Financial Corp./Maryland	18,369	211,244
Clifton Bancorp, Inc.	29,236	412,520
Dime Community Bancshares, Inc.	35,998	579,568
Essent Group Ltd.*	49,641	1,186,916
EverBank Financial Corp.	101,388	1,828,026
Federal Agricultural Mortgage Corp., Class C	11,535	325,172
First Defiance Financial Corp.	10,481	343,986
First Financial Northwest, Inc.	14,871	183,657
Flagstar Bancorp, Inc.*	22,151	321,411
Fox Chase Bancorp, Inc.	13,656	229,830
Home Loan Servicing Solutions Ltd.	78,861	1,304,361
HomeStreet, Inc.*	26,514	485,736
Kearny Financial Corp.*	15,116	205,275
Ladder Capital Corp. (REIT)*	16,908	312,967
LendingTree, Inc.*	6,927	387,981
Meridian Bancorp, Inc.*	22,821	300,553
Meta Financial Group, Inc.	6,922	275,011
MGIC Investment Corp.*	375,268	3,613,831
NMI Holdings, Inc., Class A*	56,537	423,462
Northfield Bancorp, Inc.	55,044	815,752
Northwest Bancshares, Inc.	103,025	1,220,846
OceanFirst Financial Corp.	14,750	254,733
Oritani Financial Corp.	49,564	721,156
PennyMac Financial Services, Inc., Class A*	12,395	210,343
Provident Financial Services, Inc.	67,323	1,255,574
Radian Group, Inc.	211,797	3,556,072
Stonegate Mortgage Corp.*	16,132	174,548
Territorial Bancorp, Inc.	9,828	233,513
TrustCo Bank Corp.	102,876	707,787
United Community Financial Corp./Ohio	54,317	296,571
United Financial Bancorp, Inc.	57,474	714,402
Walker & Dunlop, Inc.*	20,449	362,561
Washington Federal, Inc.	112,196	2,446,434
Waterstone Financial, Inc.	37,558	482,245
WSFS Financial Corp.	9,875	746,846

		34,943,749

Total Financials		476,128,250

Health Care (11.6%)
Biotechnology (4.7%)
ACADIA Pharmaceuticals, Inc.*	87,026	2,836,177
Acceleron Pharma, Inc.*	17,963	683,672

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Achillion Pharmaceuticals, Inc.*	126,648	$1,248,749
Acorda Therapeutics, Inc.*	46,301	1,540,897
Actinium Pharmaceuticals, Inc.*	32,405	80,040
Adamas Pharmaceuticals, Inc.*	3,196	55,898
Aegerion Pharmaceuticals, Inc.*	32,495	850,394
Agenus, Inc.*	67,828	347,958
Agios Pharmaceuticals, Inc.*	16,202	1,527,849
Akebia Therapeutics, Inc.*	8,255	91,713
Alder Biopharmaceuticals, Inc.*	11,020	318,037
AMAG Pharmaceuticals, Inc.*	22,785	1,245,428
Anacor Pharmaceuticals, Inc.*	36,360	2,103,426
Applied Genetic Technologies Corp.*	6,339	126,717
Ardelyx, Inc.*	5,424	71,000
Arena Pharmaceuticals, Inc.*	269,002	1,175,539
ARIAD Pharmaceuticals, Inc.*	183,128	1,508,975
Array BioPharma, Inc.*	154,943	1,141,930
Arrowhead Research Corp.*	60,044	406,198
Atara Biotherapeutics, Inc.*	7,893	328,112
Auspex Pharmaceuticals, Inc.*	11,386	1,141,674
Avalanche Biotechnologies, Inc.*	8,469	343,164
Bellicum Pharmaceuticals, Inc.*	9,773	226,440
BioCryst Pharmaceuticals, Inc.*	76,568	691,409
BioSpecifics Technologies Corp.*	4,110	160,906
BioTime, Inc.*	56,695	281,774
Bluebird Bio, Inc.*	27,249	3,290,862
Calithera Biosciences, Inc.*	8,710	143,018
Cara Therapeutics, Inc.*	6,490	65,225
Celldex Therapeutics, Inc.*	108,410	3,021,387
Cellular Dynamics International, Inc.*	10,202	167,619
Cepheid, Inc.*	77,105	4,387,275
ChemoCentryx, Inc.*	30,239	228,304
Chimerix, Inc.*	33,528	1,263,670
Clovis Oncology, Inc.*	27,288	2,025,588
Coherus Biosciences, Inc.*	7,415	226,751
CTI BioPharma Corp.*	164,104	297,028
Cytokinetics, Inc.*	37,742	255,891
Cytori Therapeutics, Inc.*	111,670	131,771
CytRx Corp.*	62,901	211,976
Dicerna Pharmaceuticals, Inc.*	3,843	92,347
Dyax Corp.*	150,287	2,518,059
Dynavax Technologies Corp.*	32,341	725,409
Eleven Biotherapeutics, Inc.*	5,441	48,534
Emergent Biosolutions, Inc.*	32,112	923,541
Enanta Pharmaceuticals, Inc.*	11,360	347,843
Epizyme, Inc.*	17,666	331,767
Esperion Therapeutics, Inc.*	7,360	681,536
Exact Sciences Corp.*	97,986	2,157,652
Exelixis, Inc.*	214,429	551,083
FibroGen, Inc.*	10,210	320,390
Five Prime Therapeutics, Inc.*	22,149	506,105
Flexion Therapeutics, Inc.*	6,595	148,519
Foundation Medicine, Inc.*	15,326	737,334
Galectin Therapeutics, Inc.*	19,614	65,707
Galena Biopharma, Inc.*	171,752	238,735
Genocea Biosciences, Inc.*	7,427	88,084
Genomic Health, Inc.*	18,313	559,462
Geron Corp.*	171,742	647,467
Halozyme Therapeutics, Inc.*	114,906	1,640,858
Heron Therapeutics, Inc.*	24,805	360,913
Hyperion Therapeutics, Inc.*	14,929	685,241
Idera Pharmaceuticals, Inc.*	96,980	359,796
Immune Design Corp.*	6,629	139,938
ImmunoGen, Inc.*	94,061	841,846
Immunomedics, Inc.*	90,440	346,385
Infinity Pharmaceuticals, Inc.*	53,034	741,415
Inovio Pharmaceuticals, Inc.*	66,002	538,576
Insmed, Inc.*	54,163	1,126,590
Insys Therapeutics, Inc.*	10,918	634,663
Intrexon Corp.*	41,875	1,899,869
Invitae Corp.*	8,565	143,549
Ironwood Pharmaceuticals, Inc.*	132,622	2,121,952
Isis Pharmaceuticals, Inc.*	129,896	8,270,478
Karyopharm Therapeutics, Inc.*	16,059	491,566
Keryx Biopharmaceuticals, Inc.*	112,249	1,428,930
Kindred Biosciences, Inc.*	10,718	76,527
Kite Pharma, Inc.*	10,323	595,431
KYTHERA Biopharmaceuticals, Inc.*	21,979	1,102,247
Lexicon Pharmaceuticals, Inc.*	272,153	256,994
Ligand Pharmaceuticals, Inc.*	21,945	1,692,179
Loxo Oncology, Inc.*	4,080	50,796
MacroGenics, Inc.*	21,820	684,493
MannKind Corp.*	253,504	1,318,221
Merrimack Pharmaceuticals, Inc.*	108,959	1,294,433
MiMedx Group, Inc.*	103,386	1,075,214
Mirati Therapeutics, Inc.*	9,621	282,088
Momenta Pharmaceuticals, Inc.*	56,973	865,990
NanoViricides, Inc.*	49,250	110,813
Navidea Biopharmaceuticals, Inc.*	164,959	262,285
NeoStem, Inc.*	27,657	70,249
Neuralstem, Inc.*	75,497	143,444
Neurocrine Biosciences, Inc.*	93,126	3,698,033
NewLink Genetics Corp.*	22,046	1,206,137
Northwest Biotherapeutics, Inc.*	49,276	363,164
Novavax, Inc.*	263,402	2,178,335
Ohr Pharmaceutical, Inc.*	23,352	59,314
OncoMed Pharmaceuticals, Inc.*	13,813	356,099
Oncothyreon, Inc.*	111,616	181,934
Ophthotech Corp.*	15,154	705,116
OPKO Health, Inc.*	217,379	3,080,260
Orexigen Therapeutics, Inc.*	134,268	1,051,318
Organovo Holdings, Inc.*	68,940	244,048
Osiris Therapeutics, Inc.*	20,782	365,348
Otonomy, Inc.*	8,768	310,036
OvaScience, Inc.*	18,684	648,895
PDL BioPharma, Inc.	179,654	1,263,866
Peregrine Pharmaceuticals, Inc.*	213,401	288,091
Portola Pharmaceuticals, Inc.*	50,765	1,927,039
Progenics Pharmaceuticals, Inc.*	75,960	454,241
Prothena Corp. plc*	29,678	1,131,919
PTC Therapeutics, Inc.*	26,954	1,640,151
Puma Biotechnology, Inc.*	27,144	6,408,970
Radius Health, Inc.*	9,677	398,305
Raptor Pharmaceutical Corp.*	77,437	841,740
Receptos, Inc.*	24,217	3,993,141
Regado Biosciences, Inc.*	14,695	17,928
Regulus Therapeutics, Inc.*	16,698	282,864
Repligen Corp.*	35,039	1,063,784
Retrophin, Inc.*	30,623	733,727
Rigel Pharmaceuticals, Inc.*	94,933	338,911
Sage Therapeutics, Inc.*	6,318	317,353
Sangamo BioSciences, Inc.*	75,658	1,186,317
Sarepta Therapeutics, Inc.*	44,639	592,806
Spark Therapeutics, Inc.*	9,045	700,988
Spectrum Pharmaceuticals, Inc.*	72,154	437,975
Stemline Therapeutics, Inc.*	16,229	234,834
Sunesis Pharmaceuticals, Inc.*	66,831	163,736
Synageva BioPharma Corp.*	25,622	2,498,914

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Synergy Pharmaceuticals, Inc.*	102,772	$474,807
Synta Pharmaceuticals Corp.*	72,451	140,555
T2 Biosystems, Inc.*	6,544	101,563
TESARO, Inc.*	23,589	1,354,009
TG Therapeutics, Inc.*	32,244	499,137
Threshold Pharmaceuticals, Inc.*	66,543	270,165
Tokai Pharmaceuticals, Inc.*	6,526	73,744
Ultragenyx Pharmaceutical, Inc.*	8,636	536,209
Vanda Pharmaceuticals, Inc.*	43,462	404,197
Verastem, Inc.*	30,737	312,595
Versartis, Inc.*	9,075	166,708
Vitae Pharmaceuticals, Inc.*	7,172	83,984
Vital Therapies, Inc.*	6,150	153,811
Xencor, Inc.*	21,016	321,965
XOMA Corp.*	99,350	361,634
Zafgen, Inc.*	8,697	344,488
ZIOPHARM Oncology, Inc.*	99,250	1,068,922

		127,628,114

Health Care Equipment & Supplies (2.7%)
Abaxis, Inc.	24,887	1,595,506
ABIOMED, Inc.*	44,159	3,160,901
Accuray, Inc.*	84,117	782,288
Analogic Corp.	13,898	1,263,328
AngioDynamics, Inc.*	27,081	481,771
Anika Therapeutics, Inc.*	15,880	653,780
Antares Pharma, Inc.*	128,185	347,381
AtriCure, Inc.*	29,963	613,942
Atrion Corp.	1,754	606,025
Cantel Medical Corp.	37,401	1,776,547
Cardiovascular Systems, Inc.*	30,799	1,202,393
Cerus Corp.*	107,383	447,787
CONMED Corp.	30,230	1,526,313
CryoLife, Inc.	30,782	319,209
Cyberonics, Inc.*	29,792	1,934,097
Cynosure, Inc., Class A*	25,256	774,602
Derma Sciences, Inc.*	25,035	212,046
DexCom, Inc.*	82,791	5,161,191
Endologix, Inc.*	71,349	1,217,927
Entellus Medical, Inc.*	6,713	147,015
Exactech, Inc.*	10,826	277,470
GenMark Diagnostics, Inc.*	45,331	588,396
Globus Medical, Inc., Class A*	73,193	1,847,391
Greatbatch, Inc.*	27,703	1,602,619
Haemonetics Corp.*	57,697	2,591,749
HeartWare International, Inc.*	18,940	1,662,364
ICU Medical, Inc.*	14,929	1,390,487
Inogen, Inc.*	5,587	178,728
Insulet Corp.*	61,739	2,058,996
Integra LifeSciences Holdings Corp.*	27,712	1,708,445
Invacare Corp.	35,155	682,359
K2M Group Holdings, Inc.*	10,916	240,698
LDR Holding Corp.*	18,108	663,477
Masimo Corp.*	49,777	1,641,645
Meridian Bioscience, Inc.	45,597	869,991
Merit Medical Systems, Inc.*	47,055	905,809
Natus Medical, Inc.*	35,720	1,409,868
Neogen Corp.*	40,620	1,898,173
Nevro Corp.*	8,838	423,605
NuVasive, Inc.*	51,679	2,376,717
NxStage Medical, Inc.*	68,553	1,185,967
Ocular Therapeutix, Inc.*	6,320	265,345
OraSure Technologies, Inc.*	61,019	399,064
Orthofix International N.V.*	20,857	748,558
Oxford Immunotec Global plc*	19,644	276,588
PhotoMedex, Inc.*	13,751	27,639
Quidel Corp.*	31,984	862,928
Rockwell Medical, Inc.*	51,519	563,103
Roka Bioscience, Inc.*	6,245	19,984
RTI Surgical, Inc.*	61,078	301,725
Second Sight Medical Products, Inc.*	4,849	62,164
Sientra, Inc.*	6,498	124,697
Spectranetics Corp.*	46,240	1,607,302
STAAR Surgical Co.*	42,237	313,821
STERIS Corp.	65,219	4,582,939
SurModics, Inc.*	14,232	370,459
Symmetry Surgical, Inc.*	9,911	72,648
Tandem Diabetes Care, Inc.*	12,986	163,883
Thoratec Corp.*	59,449	2,490,319
Tornier N.V.*	39,631	1,039,125
TransEnterix, Inc.*	31,381	91,946
TriVascular Technologies, Inc.*	7,810	81,927
Unilife Corp.*	141,036	565,554
Utah Medical Products, Inc.	4,120	246,623
Vascular Solutions, Inc.*	19,483	590,725
Veracyte, Inc.*	7,321	53,297
West Pharmaceutical Services, Inc.	78,009	4,696,922
Wright Medical Group, Inc.*	55,628	1,435,202
Zeltiq Aesthetics, Inc.*	32,502	1,002,037

		73,485,527

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.*	6,389	195,376
Acadia Healthcare Co., Inc.*	47,278	3,385,105
Aceto Corp.	31,249	687,478
Addus HomeCare Corp.*	6,936	159,667
Adeptus Health, Inc., Class A*	6,280	315,382
Air Methods Corp.*	43,388	2,021,447
Alliance HealthCare Services, Inc.*	5,594	124,075
Almost Family, Inc.*	9,292	415,445
Amedisys, Inc.*	29,807	798,232
AMN Healthcare Services, Inc.*	51,849	1,196,156
Amsurg Corp.*	46,752	2,876,183
Bio-Reference Laboratories, Inc.*	26,958	950,000
BioScrip, Inc.*	74,932	331,949
BioTelemetry, Inc.*	28,803	254,907
Capital Senior Living Corp.*	32,823	851,429
Chemed Corp.	19,457	2,323,166
Civitas Solutions, Inc.*	12,880	269,707
CorVel Corp.*	12,162	418,494
Cross Country Healthcare, Inc.*	33,803	400,904
Ensign Group, Inc.	24,938	1,168,595
ExamWorks Group, Inc.*	38,633	1,607,905
Five Star Quality Care, Inc.*	47,368	210,314
Genesis Healthcare, Inc.*	24,975	177,822
Hanger, Inc.*	38,812	880,644
HealthEquity, Inc.*	11,549	288,610
HealthSouth Corp.	98,072	4,350,474
Healthways, Inc.*	34,409	677,857
IPC Healthcare, Inc.*	18,887	880,890
Kindred Healthcare, Inc.	86,999	2,069,706
Landauer, Inc.	10,474	368,056
LHC Group, Inc.*	13,534	447,028
Magellan Health, Inc.*	30,713	2,175,095
Molina Healthcare, Inc.*	33,427	2,249,303
National HealthCare Corp.	11,230	715,463
National Research Corp., Class A	10,942	157,565
National Research Corp., Class B	546	17,472
Owens & Minor, Inc.	70,166	2,374,417

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PharMerica Corp.*	32,995	$930,129
Providence Service Corp.*	12,626	670,693
RadNet, Inc.*	35,394	297,310
Select Medical Holdings Corp.	87,462	1,297,061
Surgical Care Affiliates, Inc.*	13,804	473,891
Team Health Holdings, Inc.*	77,826	4,553,599
Triple-S Management Corp., Class B*	27,334	543,400
Trupanion, Inc.*	9,799	78,392
U.S. Physical Therapy, Inc.	13,400	636,500
Universal American Corp.*	45,477	485,694
WellCare Health Plans, Inc.*	48,492	4,435,078

		53,194,065

Health Care Technology (0.4%)
Castlight Health, Inc., Class B*	15,068	116,928
Computer Programs & Systems, Inc.	12,286	666,638
Connecture, Inc.*	8,507	88,047
HealthStream, Inc.*	23,227	585,320
HMS Holdings Corp.*	97,925	1,512,941
Imprivata, Inc.*	6,497	90,958
MedAssets, Inc.*	69,017	1,298,900
Medidata Solutions, Inc.*	59,901	2,937,545
Merge Healthcare, Inc.*	77,227	345,205
Omnicell, Inc.*	40,699	1,428,535
Quality Systems, Inc.	54,617	872,780
Vocera Communications, Inc.*	25,481	252,772

		10,196,569

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	24,645	554,513
Affymetrix, Inc.*	79,727	1,001,371
Albany Molecular Research, Inc.*	25,779	453,710
Cambrex Corp.*	33,664	1,334,104
Enzo Biochem, Inc.*	38,918	114,808
Fluidigm Corp.*	31,241	1,315,246
Furiex Pharmaceuticals, Inc.*†	7,248	53,110
INC Research Holdings, Inc., Class A*	10,277	336,366
Luminex Corp.*	41,185	658,960
NanoString Technologies, Inc.*	10,517	107,168
Pacific Biosciences of California, Inc.*	68,427	399,614
PAREXEL International Corp.*	62,942	4,342,369
PRA Health Sciences, Inc.*	21,412	617,522
Sequenom, Inc.*	127,179	502,357

		11,791,218

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.*	27,893	107,667
Achaogen, Inc.*	7,656	74,722
Aerie Pharmaceuticals, Inc.*	11,346	355,584
Akorn, Inc.*	68,692	3,263,557
Alimera Sciences, Inc.*	28,155	141,056
Amphastar Pharmaceuticals, Inc.*	10,100	151,096
Ampio Pharmaceuticals, Inc.*	46,117	347,261
ANI Pharmaceuticals, Inc.*	7,500	469,125
Aratana Therapeutics, Inc.*	31,330	501,593
BioDelivery Sciences International, Inc.*	45,717	480,028
Bio-Path Holdings, Inc.*	79,832	143,698
Catalent, Inc.*	54,225	1,689,109
Cempra, Inc.*	33,318	1,143,141
Corcept Therapeutics, Inc.*	59,799	334,874
Depomed, Inc.*	64,424	1,443,742
Dermira, Inc.*	8,466	129,953
Egalet Corp.*	4,002	51,746
Endocyte, Inc.*	41,372	258,989
Flex Pharma, Inc.*	6,527	127,929
Horizon Pharma plc*	72,042	1,870,931
IGI Laboratories, Inc.*	34,957	285,249
Impax Laboratories, Inc.*	77,397	3,627,597
Intersect ENT, Inc.*	6,464	166,965
Intra-Cellular Therapies, Inc.*	22,328	533,193
Lannett Co., Inc.*	28,529	1,931,699
Medicines Co.*	72,222	2,023,660
Nektar Therapeutics*	141,236	1,553,596
Omeros Corp.*	41,883	922,682
Omthera Pharmaceuticals, Inc.*†	4,193	1,887
Pacira Pharmaceuticals, Inc.*	39,388	3,499,624
Pain Therapeutics, Inc.*	43,719	82,629
Pernix Therapeutics Holdings, Inc.*	36,021	385,064
Phibro Animal Health Corp., Class A	16,095	569,924
POZEN, Inc.*	30,592	236,170
Prestige Brands Holdings, Inc.*	57,421	2,462,787
Relypsa, Inc.*	22,894	825,787
Repros Therapeutics, Inc.*	26,835	230,513
Revance Therapeutics, Inc.*	9,687	200,811
Sagent Pharmaceuticals, Inc.*	24,011	558,256
SciClone Pharmaceuticals, Inc.*	56,188	497,826
Sucampo Pharmaceuticals, Inc., Class A*	19,398	301,833
Supernus Pharmaceuticals, Inc.*	32,060	387,605
Tetraphase Pharmaceuticals, Inc.*	33,800	1,238,432
TherapeuticsMD, Inc.*	132,593	802,188
Theravance Biopharma, Inc.*	25,696	445,826
Theravance, Inc.	91,487	1,438,176
VIVUS, Inc.*	99,751	245,387
XenoPort, Inc.*	63,115	449,379
Zogenix, Inc.*	132,171	181,074
ZS Pharma, Inc.*	7,519	316,399

		39,488,019

Total Health Care		315,783,512

Industrials (10.0%)
Aerospace & Defense (1.2%)
AAR Corp.	44,156	1,355,589
Aerovironment, Inc.*	20,939	555,093
American Science & Engineering, Inc.	8,603	420,343
Astronics Corp.*	20,854	1,536,940
Cubic Corp.	22,986	1,189,985
Curtiss-Wright Corp.	53,129	3,928,358
DigitalGlobe, Inc.*	83,393	2,841,200
Ducommun, Inc.*	11,999	310,774
Engility Holdings, Inc.	19,117	574,275
Esterline Technologies Corp.*	35,079	4,013,739
GenCorp, Inc.*	66,495	1,542,019
HEICO Corp.	73,588	4,494,019
KEYW Holding Corp.*	35,829	294,873
Kratos Defense & Security Solutions, Inc.*	49,106	271,556
LMI Aerospace, Inc.*	11,807	144,163
Moog, Inc., Class A*	45,718	3,431,136
National Presto Industries, Inc.	5,236	331,910
SIFCO Industries, Inc.	2,924	63,714
Sparton Corp.*	11,135	272,807
TASER International, Inc.*	59,862	1,443,273

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	39,210	$4,184,883

		33,200,649

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	56,824	523,917
Atlas Air Worldwide Holdings, Inc.*	28,114	1,209,464
Echo Global Logistics, Inc.*	25,952	707,452
Forward Air Corp.	34,463	1,871,341
Hub Group, Inc., Class A*	40,841	1,604,643
Park-Ohio Holdings Corp.	9,549	502,946
UTi Worldwide, Inc.*	101,641	1,250,184
XPO Logistics, Inc.*	57,989	2,636,760

		10,306,707

Airlines (0.4%)
Allegiant Travel Co.	15,176	2,918,193
Hawaiian Holdings, Inc.*	50,276	1,107,329
JetBlue Airways Corp.*	274,481	5,283,759
Republic Airways Holdings, Inc.*	54,449	748,674
SkyWest, Inc.	55,744	814,420
Virgin America, Inc.*	16,855	512,392

		11,384,767

Building Products (0.7%)
AAON, Inc.	46,052	1,129,656
Advanced Drainage Systems, Inc.	16,778	502,333
American Woodmark Corp.*	13,588	743,671
Apogee Enterprises, Inc.	32,343	1,397,218
Builders FirstSource, Inc.*	50,042	333,780
Continental Building Products, Inc.*	13,184	297,827
Gibraltar Industries, Inc.*	33,661	552,377
Griffon Corp.	43,522	758,588
Insteel Industries, Inc.	19,889	430,199
Masonite International Corp.*	32,797	2,205,926
NCI Building Systems, Inc.*	30,747	531,308
Norcraft Cos., Inc.*	8,246	210,850
Nortek, Inc.*	10,191	899,356
Patrick Industries, Inc.*	8,929	556,009
PGT, Inc.*	52,024	581,368
Ply Gem Holdings, Inc.*	23,623	307,099
Quanex Building Products Corp.	40,042	790,429
Simpson Manufacturing Co., Inc.	45,842	1,713,115
Trex Co., Inc.*	37,443	2,041,767
Universal Forest Products, Inc.	22,564	1,251,851

		17,234,727

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	62,251	1,983,317
ACCO Brands Corp.*	127,980	1,063,514
ARC Document Solutions, Inc.*	44,974	415,110
Brady Corp., Class A	53,248	1,506,386
Brink’s Co.	54,092	1,494,562
Casella Waste Systems, Inc., Class A*	42,799	235,395
CECO Environmental Corp.	22,826	242,184
Cenveo, Inc.*	60,338	129,123
Civeo Corp.	102,887	261,333
Deluxe Corp.	55,294	3,830,768
Ennis, Inc.	28,383	400,768
G&K Services, Inc., Class A	21,921	1,589,930
Healthcare Services Group, Inc.	77,388	2,486,476
Heritage-Crystal Clean, Inc.*	11,773	137,744
Herman Miller, Inc.	65,499	1,818,252
HNI Corp.	49,710	2,742,501
InnerWorkings, Inc.*	38,945	261,710
Interface, Inc.	73,769	1,532,920
Kimball International, Inc., Class B	37,226	390,128
Knoll, Inc.	53,691	1,257,980
Matthews International Corp., Class A	33,301	1,715,335
McGrath RentCorp	28,298	931,287
Mobile Mini, Inc.	51,765	2,207,260
MSA Safety, Inc.	32,757	1,633,919
Multi-Color Corp.	13,598	942,749
NL Industries, Inc.*	7,207	55,854
Performant Financial Corp.*	33,606	114,260
Quad/Graphics, Inc.	30,218	694,410
Quest Resource Holding Corp.*	13,114	16,524
SP Plus Corp.*	16,875	368,719
Steelcase, Inc., Class A	91,282	1,728,881
Team, Inc.*	22,525	878,025
Tetra Tech, Inc.	68,825	1,653,177
U.S. Ecology, Inc.	23,662	1,182,390
UniFirst Corp.	16,393	1,929,292
United Stationers, Inc.	44,083	1,806,962
Viad Corp.	22,538	627,007
West Corp.	42,632	1,437,977

		43,704,129

Construction & Engineering (0.5%)
Aegion Corp.*	41,904	756,367
Ameresco, Inc., Class A*	22,806	168,765
Argan, Inc.	13,813	499,616
Comfort Systems USA, Inc.	41,391	870,867
Dycom Industries, Inc.*	37,711	1,841,805
EMCOR Group, Inc.	69,615	3,235,009
Furmanite Corp.*	41,541	327,759
Granite Construction, Inc.	43,862	1,541,311
Great Lakes Dredge & Dock Corp.*	65,840	395,698
Layne Christensen Co.*	21,620	108,316
MasTec, Inc.*	73,221	1,413,165
MYR Group, Inc.*	23,514	736,929
Northwest Pipe Co.*	10,432	239,414
Orion Marine Group, Inc.*	30,548	270,655
Primoris Services Corp.	41,722	717,201
Sterling Construction Co., Inc.*	20,388	92,154
Tutor Perini Corp.*	41,013	957,654

		14,172,685

Electrical Equipment (0.7%)
AZZ, Inc.	28,654	1,334,990
Capstone Turbine Corp.*	362,342	235,522
Encore Wire Corp.	22,745	861,581
EnerSys, Inc.	48,901	3,141,400
Enphase Energy, Inc.*	19,947	263,101
Franklin Electric Co., Inc.	53,140	2,026,760
FuelCell Energy, Inc.*	256,429	320,536
Generac Holdings, Inc.*	76,333	3,716,654
General Cable Corp.	53,296	918,290
Global Power Equipment Group, Inc.	18,881	249,229
GrafTech International Ltd.*	128,876	501,328
LSI Industries, Inc.	22,881	186,480
Plug Power, Inc.*	182,532	472,758
Polypore International, Inc.*	49,816	2,934,163
Powell Industries, Inc.	10,129	342,056
Power Solutions International, Inc.*	4,963	319,071
PowerSecure International, Inc.*	25,039	329,513

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.	2,922	$123,104
Revolution Lighting Technologies, Inc.*	40,916	45,417
TCP International Holdings Ltd.*	8,275	15,226
Thermon Group Holdings, Inc.*	35,087	844,544
Vicor Corp.*	17,786	270,347

		19,452,070

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	39,754	813,367

Machinery (2.2%)
Accuride Corp.*	42,567	198,362
Actuant Corp., Class A	68,202	1,619,115
Alamo Group, Inc.	7,335	463,059
Albany International Corp., Class A	31,377	1,247,236
Altra Industrial Motion Corp.	29,676	820,245
American Railcar Industries, Inc.	10,300	512,219
ARC Group Worldwide, Inc.*	3,006	16,052
Astec Industries, Inc.	21,114	905,368
Barnes Group, Inc.	60,044	2,431,182
Blount International, Inc.	54,271	699,010
Briggs & Stratton Corp.	52,640	1,081,226
Chart Industries, Inc.*	33,548	1,176,696
CIRCOR International, Inc.	19,430	1,062,821
CLARCOR, Inc.	55,632	3,675,050
Columbus McKinnon Corp.	21,728	585,352
Commercial Vehicle Group, Inc.*	29,532	190,186
Douglas Dynamics, Inc.	24,257	554,030
Dynamic Materials Corp.	15,306	195,458
Energy Recovery, Inc.*	43,358	112,297
EnPro Industries, Inc.	25,419	1,676,383
ESCO Technologies, Inc.	29,074	1,133,304
ExOne Co.*	11,364	155,119
Federal Signal Corp.	70,101	1,106,895
FreightCar America, Inc.	13,167	413,839
Global Brass & Copper Holdings, Inc.	23,696	366,103
Gorman-Rupp Co.	20,545	615,323
Graham Corp.	11,211	268,728
Greenbrier Cos., Inc.	30,624	1,776,192
Harsco Corp.	90,338	1,559,234
Hillenbrand, Inc.	69,580	2,147,935
Hurco Cos., Inc.	7,050	232,156
Hyster-Yale Materials Handling, Inc.	11,301	828,250
John Bean Technologies Corp.	32,510	1,161,257
Kadant, Inc.	12,244	644,157
L.B. Foster Co., Class A	11,350	538,898
Lindsay Corp.	13,716	1,045,845
Lydall, Inc.*	18,526	587,645
Manitex International, Inc.*	15,072	146,651
Meritor, Inc.*	109,263	1,377,806
Miller Industries, Inc.	12,083	296,033
Mueller Industries, Inc.	62,925	2,273,480
Mueller Water Products, Inc., Class A	177,122	1,744,652
NN, Inc.	19,359	485,524
Omega Flex, Inc.	2,952	74,243
Proto Labs, Inc.*	25,186	1,763,020
RBC Bearings, Inc.	25,712	1,967,996
Rexnord Corp.*	83,518	2,229,095
Standex International Corp.	14,253	1,170,599
Sun Hydraulics Corp.	24,275	1,004,014
Tennant Co.	20,451	1,336,882
Titan International, Inc.	48,525	454,194
TriMas Corp.*	50,254	1,547,321
Twin Disc, Inc.	8,752	154,648
Wabash National Corp.*	76,874	1,083,923
Watts Water Technologies, Inc., Class A	31,679	1,743,295
Woodward, Inc.	73,257	3,736,840
Xerium Technologies, Inc.*	11,924	193,407

		58,585,850

Marine (0.1%)
Baltic Trading Ltd.	58,055	86,502
International Shipholding Corp.	5,986	72,490
Knightsbridge Shipping Ltd.	37,203	186,015
Matson, Inc.	47,440	2,000,070
Navios Maritime Holdings, Inc.	86,703	362,419
Safe Bulkers, Inc.	43,546	156,330
Scorpio Bulkers, Inc.*	149,295	353,829
Ultrapetrol Bahamas Ltd.*	21,191	30,727

		3,248,382

Professional Services (1.1%)
Acacia Research Corp.	55,079	589,345
Advisory Board Co.*	46,709	2,488,656
Barrett Business Services, Inc.	8,003	342,849
CBIZ, Inc.*	47,107	439,508
CDI Corp.	15,300	214,965
Corporate Executive Board Co.	37,604	3,003,055
CRA International, Inc.*	10,743	334,322
Exponent, Inc.	14,556	1,294,028
Franklin Covey Co.*	12,175	234,490
FTI Consulting, Inc.*	45,715	1,712,484
GP Strategies Corp.*	14,555	538,535
Heidrick & Struggles International, Inc.	19,883	488,724
Hill International, Inc.*	34,918	125,356
Huron Consulting Group, Inc.*	26,326	1,741,465
ICF International, Inc.*	22,139	904,378
Insperity, Inc.	25,132	1,314,152
Kelly Services, Inc., Class A	29,923	521,857
Kforce, Inc.	27,146	605,627
Korn/Ferry International	55,356	1,819,552
Mistras Group, Inc.*	18,185	350,243
Navigant Consulting, Inc.*	54,581	707,370
On Assignment, Inc.*	56,960	2,185,555
Paylocity Holding Corp.*	9,310	266,638
Pendrell Corp.*	178,462	232,001
Resources Connection, Inc.	42,889	750,558
RPX Corp.*	59,069	850,003
TriNet Group, Inc.*	17,425	613,883
TrueBlue, Inc.*	46,575	1,134,101
VSE Corp.	4,654	381,070
WageWorks, Inc.*	38,926	2,075,924

		28,260,694

Road & Rail (0.5%)
ArcBest Corp.	28,971	1,097,711
Celadon Group, Inc.	23,069	627,938
Heartland Express, Inc.	60,212	1,430,637
Knight Transportation, Inc.	65,921	2,125,952
Marten Transport Ltd.	26,023	603,734
P.A.M. Transportation Services, Inc.*	3,206	183,608
Patriot Transportation Holding, Inc.*	2,429	60,652
Quality Distribution, Inc.*	30,061	310,530

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Roadrunner Transportation Systems, Inc.*	30,694	$775,638
Saia, Inc.*	27,379	1,212,890
Swift Transportation Co.*	94,187	2,450,746
Universal Truckload Services, Inc.	7,279	183,285
USA Truck, Inc.*	6,696	185,412
Werner Enterprises, Inc.	49,496	1,554,669
YRC Worldwide, Inc.*	34,251	615,148

		13,418,550

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	71,953	1,616,064
Applied Industrial Technologies, Inc.	46,465	2,106,723
Beacon Roofing Supply, Inc.*	55,158	1,726,445
CAI International, Inc.*	18,224	447,764
DXP Enterprises, Inc.*	14,238	627,753
Erickson, Inc.*	6,364	27,493
General Finance Corp.*	11,412	92,095
H&E Equipment Services, Inc.	34,066	851,309
Houston Wire & Cable Co.	19,248	187,283
Kaman Corp.	30,624	1,299,376
Neff Corp., Class A*	11,948	125,932
Rush Enterprises, Inc., Class A* .	38,549	1,054,701
Stock Building Supply Holdings, Inc.*	16,143	291,543
TAL International Group, Inc.*	37,874	1,542,608
Textainer Group Holdings Ltd.	23,607	707,974
Titan Machinery, Inc.*	19,007	253,743
Watsco, Inc.	28,464	3,577,925

		16,536,731

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	57,702	883,995

Total Industrials		271,203,303

Information Technology (13.1%)
Communications Equipment (1.1%)
ADTRAN, Inc.	61,841	1,154,572
Aerohive Networks, Inc.*	10,257	45,746
Alliance Fiber Optic Products, Inc.	13,572	236,424
Applied Optoelectronics, Inc.*	16,617	230,644
Aruba Networks, Inc.*	118,223	2,895,281
Bel Fuse, Inc., Class B	10,899	207,408
Black Box Corp.	16,764	350,871
CalAmp Corp.*	39,480	639,181
Calix, Inc.*	45,403	380,931
Ciena Corp.*	116,869	2,256,740
Clearfield, Inc.*	12,845	190,363
Comtech Telecommunications Corp.	16,694	483,291
Digi International, Inc.*	26,231	261,785
Emulex Corp.*	78,306	624,099
Extreme Networks, Inc.*	106,010	334,992
Finisar Corp.*	114,676	2,447,186
Harmonic, Inc.*	96,325	713,768
Infinera Corp.*	135,440	2,664,105
InterDigital, Inc.	41,016	2,081,152
Ixia*	62,925	763,280
KVH Industries, Inc.*	17,563	265,553
NETGEAR, Inc.*	37,877	1,245,396
Numerex Corp., Class A*	15,493	176,620
Oclaro, Inc.*	98,067	194,173
ParkerVision, Inc.*	104,242	86,521
Plantronics, Inc.	47,125	2,495,269
Polycom, Inc.*	153,336	2,054,702
Procera Networks, Inc.*	22,472	211,012
Ruckus Wireless, Inc.*	71,368	918,506
ShoreTel, Inc.*	68,482	467,047
Sonus Networks, Inc.*	55,318	435,906
TESSCO Technologies, Inc.	5,957	146,900
Ubiquiti Networks, Inc.	32,607	963,537
ViaSat, Inc.*	45,794	2,729,780

		31,352,741

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	15,818	155,649
Anixter International, Inc.*	30,260	2,303,694
Badger Meter, Inc.	16,221	972,287
Belden, Inc.	48,233	4,512,680
Benchmark Electronics, Inc.*	60,361	1,450,475
Checkpoint Systems, Inc.	45,710	494,582
Cognex Corp.*	95,874	4,754,392
Coherent, Inc.*	27,694	1,799,002
Control4 Corp.*	13,096	156,890
CTS Corp.	36,917	664,137
CUI Global, Inc.*	23,114	135,448
Daktronics, Inc.	41,887	452,798
DTS, Inc.*	18,592	633,429
Electro Rent Corp.	17,756	201,353
Electro Scientific Industries, Inc.	26,212	161,990
Fabrinet*	38,532	731,723
FARO Technologies, Inc.*	19,232	1,194,884
FEI Co.	46,721	3,566,681
Gerber Scientific, Inc. (Escrow Shares)*†	14,176	—
GSI Group, Inc.*	32,994	439,480
II-VI, Inc.*	57,624	1,063,739
Insight Enterprises, Inc.*	45,670	1,302,508
InvenSense, Inc.*	79,477	1,208,845
Itron, Inc.*	43,873	1,601,803
Kemet Corp.*	49,295	204,081
Kimball Electronics, Inc.*	28,080	397,051
Littelfuse, Inc.	24,930	2,477,793
Maxwell Technologies, Inc.*	32,933	265,440
Mercury Systems, Inc.*	36,207	563,019
Mesa Laboratories, Inc.	3,063	221,149
Methode Electronics, Inc.	42,155	1,982,971
MTS Systems Corp.	16,868	1,276,064
Multi-Fineline Electronix, Inc.*	9,621	175,776
Newport Corp.*	43,592	830,864
OSI Systems, Inc.*	22,154	1,645,156
Park Electrochemical Corp.	22,808	491,740
PC Connection, Inc.	10,462	272,954
Plexus Corp.*	37,914	1,545,754
RealD, Inc.*	44,079	563,770
Rofin-Sinar Technologies, Inc.*	30,668	743,086
Rogers Corp.*	20,112	1,653,408
Sanmina Corp.*	91,382	2,210,531
ScanSource, Inc.*	31,231	1,269,540
Speed Commerce, Inc.*	52,812	33,731
SYNNEX Corp.	31,593	2,440,559
TTM Technologies, Inc.*	59,503	536,122
Universal Display Corp.*	44,931	2,100,524
Viasystems Group, Inc.*	5,241	91,665
Vishay Precision Group, Inc.*	14,076	224,231

		54,175,448

Internet Software & Services (1.7%)
Amber Road, Inc.*	9,328	86,284
Angie’s List, Inc.*	48,496	284,672

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Bankrate, Inc.*	73,449	$832,912
Bazaarvoice, Inc.*	54,671	308,891
Benefitfocus, Inc.*	5,382	198,004
Blucora, Inc.*	46,512	635,354
Borderfree, Inc.*	6,491	39,011
Box, Inc., Class A*	14,761	291,530
Brightcove, Inc.*	35,177	257,847
Carbonite, Inc.*	19,299	275,976
Care.com, Inc.*	8,228	62,368
ChannelAdvisor Corp.*	22,821	221,136
Cimpress N.V.*	36,459	3,076,410
comScore, Inc.*	38,521	1,972,275
Constant Contact, Inc.*	34,916	1,334,140
Cornerstone OnDemand, Inc.*	59,475	1,718,233
Coupons.com, Inc.*	15,496	181,923
Cvent, Inc.*	19,800	555,192
Dealertrack Technologies, Inc.*	59,482	2,291,247
Demand Media, Inc.*	9,684	55,393
Demandware, Inc.*	33,476	2,038,688
Dice Holdings, Inc.*	42,588	379,885
EarthLink Holdings Corp.	110,291	489,692
Endurance International Group Holdings, Inc.*	32,707	623,395
Envestnet, Inc.*	37,597	2,108,440
Everyday Health, Inc.*	8,882	114,223
Five9, Inc.*	13,171	73,231
Global Sources Ltd.*	16,134	94,545
Gogo, Inc.*	61,202	1,166,510
GrubHub, Inc.*	9,900	449,361
GTT Communications, Inc.*	17,723	334,610
Hortonworks, Inc.*	8,344	198,921
Internap Corp.*	60,105	614,874
Intralinks Holdings, Inc.*	42,904	443,627
j2 Global, Inc.	52,627	3,456,541
Limelight Networks, Inc.*	64,249	233,224
Liquidity Services, Inc.*	27,486	271,562
LivePerson, Inc.*	59,169	605,595
LogMeIn, Inc.*	26,971	1,510,106
Marchex, Inc., Class B	37,276	152,086
Marin Software, Inc.*	29,230	183,857
Marketo, Inc.*	28,051	718,667
Millennial Media, Inc.*	80,695	117,008
Monster Worldwide, Inc.*	100,482	637,056
New Relic, Inc.*	6,954	241,304
NIC, Inc.	71,324	1,260,295
OPOWER, Inc.*	9,002	91,190
Perficient, Inc.*	37,833	782,765
Q2 Holdings, Inc.*	12,658	267,590
QuinStreet, Inc.*	36,831	219,144
RealNetworks, Inc.*	24,355	163,909
Reis, Inc.	9,448	242,247
RetailMeNot, Inc.*	33,941	611,277
Rightside Group Ltd.*	9,530	96,730
Rocket Fuel, Inc.*	20,450	188,140
SciQuest, Inc.*	30,294	512,877
Shutterstock, Inc.*	17,031	1,169,519
SPS Commerce, Inc.*	17,939	1,203,707
Stamps.com, Inc.*	15,536	1,045,417
TechTarget, Inc.*	17,731	204,438
Textura Corp.*	20,442	555,614
Travelzoo, Inc.*	7,813	75,317
Tremor Video, Inc.*	38,789	90,766
TrueCar, Inc.*	8,331	148,708
Unwired Planet, Inc.*	100,093	57,233
VistaPrint Ltd.*	372	31,389
Web.com Group, Inc.*	58,079	1,100,597
WebMD Health Corp.*	43,227	1,894,856
Wix.com Ltd.*	15,164	290,542
XO Group, Inc.*	29,350	518,615
Xoom Corp.*	33,959	498,858
YuMe, Inc.*	21,376	110,941

		45,368,487

IT Services (1.8%)
Acxiom Corp.*	86,070	1,591,434
Blackhawk Network Holdings, Inc.*	58,410	2,089,326
CACI International, Inc., Class A*	26,324	2,367,054
Cardtronics, Inc.*	49,825	1,873,420
Cass Information Systems, Inc.	12,827	720,108
Ciber, Inc.*	85,906	353,933
Computer Task Group, Inc.	16,644	121,668
Convergys Corp.	113,152	2,587,786
CSG Systems International, Inc.	37,956	1,153,483
Datalink Corp.*	21,987	264,723
EPAM Systems, Inc.*	39,344	2,411,394
Euronet Worldwide, Inc.*	56,470	3,317,612
EVERTEC, Inc.	73,222	1,600,633
ExlService Holdings, Inc.*	36,208	1,346,938
Forrester Research, Inc.	12,303	452,504
Global Cash Access Holdings, Inc.*	72,044	548,975
Hackett Group, Inc.	27,935	249,739
Heartland Payment Systems, Inc.	40,074	1,877,467
Higher One Holdings, Inc.*	39,630	95,905
IGATE Corp.*	40,541	1,729,479
Information Services Group, Inc.	36,601	146,038
Lionbridge Technologies, Inc.*	71,658	409,884
Luxoft Holding, Inc.*	8,790	454,795
ManTech International Corp., Class A	26,500	899,410
MAXIMUS, Inc.	75,003	5,007,200
ModusLink Global Solutions, Inc.*	39,653	152,664
MoneyGram International, Inc.*	32,239	278,545
NeuStar, Inc., Class A*	22,545	555,058
PRGX Global, Inc.*	32,091	129,006
Science Applications International Corp.	44,291	2,274,343
ServiceSource International, Inc.*	75,803	234,989
Sykes Enterprises, Inc.*	43,717	1,086,367
Syntel, Inc.*	34,685	1,794,255
TeleTech Holdings, Inc.	19,720	501,874
Unisys Corp.*	57,371	1,331,581
Virtusa Corp.*	29,275	1,211,399
WEX, Inc.*	42,955	4,611,649

		47,832,638

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	46,017	1,180,796
Alpha & Omega Semiconductor Ltd.*	23,577	210,071
Ambarella, Inc.*	31,878	2,413,483
Amkor Technology, Inc.*	93,430	825,454
Applied Micro Circuits Corp.*	85,571	436,412
Audience, Inc.*	15,121	68,649
Axcelis Technologies, Inc.*	120,480	286,742
Brooks Automation, Inc.	72,772	846,338
Cabot Microelectronics Corp.*	26,886	1,343,493
Cascade Microtech, Inc.*	14,173	192,469
Cavium, Inc.*	58,447	4,139,217

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CEVA, Inc.*	22,892	$488,057
Cirrus Logic, Inc.*	68,675	2,284,131
Cohu, Inc.	27,372	299,450
Cypress Semiconductor Corp.*	338,757	4,779,861
Diodes, Inc.*	40,695	1,162,249
DSP Group, Inc.*	24,186	289,748
Entegris, Inc.*	154,186	2,110,806
Entropic Communications, Inc.*	96,941	286,945
Exar Corp.*	43,303	435,195
Fairchild Semiconductor International, Inc.*	129,427	2,352,983
FormFactor, Inc.*	60,438	536,085
Inphi Corp.*	34,329	612,086
Integrated Device Technology, Inc.*	147,486	2,952,670
Integrated Silicon Solution, Inc.	32,977	589,959
Intersil Corp., Class A	142,215	2,036,519
IXYS Corp.	26,658	328,427
Kopin Corp.*	71,736	252,511
Lattice Semiconductor Corp.*	128,670	815,768
MA-COM Technology Solutions Holdings, Inc.*	14,848	553,236
MaxLinear, Inc., Class A*	31,002	252,046
Micrel, Inc.	48,461	730,792
Microsemi Corp.*	104,958	3,715,513
MKS Instruments, Inc.	59,272	2,003,986
Monolithic Power Systems, Inc.	42,673	2,246,733
Nanometrics, Inc.*	26,138	439,641
NVE Corp.	5,364	369,687
OmniVision Technologies, Inc.*	62,213	1,640,557
PDF Solutions, Inc.*	33,551	601,234
Pericom Semiconductor Corp.	24,150	373,601
Photronics, Inc.*	72,611	617,194
PMC-Sierra, Inc.*	192,567	1,787,022
Power Integrations, Inc.	33,821	1,761,398
Qorvo, Inc.*	158,244	12,612,047
QuickLogic Corp.*	61,156	118,031
Rambus, Inc.*	126,666	1,592,825
Rubicon Technology, Inc.*	27,901	109,930
Rudolph Technologies, Inc.*	36,566	402,957
Semtech Corp.*	74,552	1,986,438
Silicon Laboratories, Inc.*	48,188	2,446,505
Synaptics, Inc.*	39,851	3,240,086
Tessera Technologies, Inc.	59,134	2,381,918
Ultra Clean Holdings, Inc.*	32,423	231,824
Ultratech, Inc.*	30,793	533,951
Veeco Instruments, Inc.*	44,683	1,365,066
Vitesse Semiconductor Corp.*	59,554	316,232
Xcerra Corp.*	58,082	516,349

		79,503,373

Software (3.3%)
A10 Networks, Inc.*	13,558	58,706
ACI Worldwide, Inc.*	126,044	2,730,113
Advent Software, Inc.	57,044	2,516,211
American Software, Inc., Class A	26,773	273,620
Aspen Technology, Inc.*	101,924	3,923,055
AVG Technologies N.V.*	38,447	832,378
Barracuda Networks, Inc.*	8,609	331,188
Blackbaud, Inc.	51,093	2,420,786
Bottomline Technologies de, Inc.*	43,296	1,185,012
BroadSoft, Inc.*	31,299	1,047,265
Callidus Software, Inc.*	59,700	756,996
CommVault Systems, Inc.*	52,318	2,286,297
Comverse, Inc.*	24,890	490,333
Covisint Corp.*	43,648	88,605
Cyan, Inc.*	28,716	114,577
Digimarc Corp.	8,633	189,494
Ebix, Inc.	33,639	1,021,953
Ellie Mae, Inc.*	31,194	1,725,340
EnerNOC, Inc.*	29,736	338,990
Epiq Systems, Inc.	33,928	608,329
ePlus, Inc.*	5,688	494,458
Fair Isaac Corp.	35,684	3,165,884
Fleetmatics Group plc*	41,626	1,866,926
Gigamon, Inc.*	26,578	564,517
Globant S.A.*	7,712	162,415
Glu Mobile, Inc.*	99,194	496,962
Guidance Software, Inc.*	19,521	105,609
Guidewire Software, Inc.*	75,182	3,955,325
HubSpot, Inc.*	6,442	257,036
Imperva, Inc.*	28,671	1,224,252
Infoblox, Inc.*	62,963	1,502,927
Interactive Intelligence Group, Inc.*	18,396	757,547
Jive Software, Inc.*	47,059	241,413
Kofax Ltd.*	81,338	890,651
Manhattan Associates, Inc.*	83,677	4,234,893
Mavenir Systems, Inc.*	12,931	229,396
Mentor Graphics Corp.	107,083	2,573,204
MicroStrategy, Inc., Class A*	10,062	1,702,390
MobileIron, Inc.*	13,655	126,445
Model N, Inc.*	21,431	256,315
Monotype Imaging Holdings, Inc.	43,310	1,413,638
NetScout Systems, Inc.*	40,408	1,771,891
Park City Group, Inc.*	10,144	139,784
Paycom Software, Inc.*	7,289	233,685
Pegasystems, Inc.	38,855	845,096
Progress Software Corp.*	56,417	1,532,850
Proofpoint, Inc.*	43,152	2,555,461
PROS Holdings, Inc.*	25,862	639,050
QAD, Inc., Class A	7,360	178,112
QAD, Inc., Class B	249	4,980
Qlik Technologies, Inc.*	99,211	3,088,438
Qualys, Inc.*	22,365	1,039,525
Rally Software Development Corp.*	27,421	430,235
RealPage, Inc.*	56,739	1,142,723
Rosetta Stone, Inc.*	23,577	179,421
Rubicon Project, Inc.*	8,851	158,610
Sapiens International Corp. N.V.*	27,051	221,818
SeaChange International, Inc.*	36,516	286,651
Silver Spring Networks, Inc.*	38,653	345,558
SS&C Technologies Holdings, Inc.	75,112	4,679,478
Synchronoss Technologies, Inc.*	39,084	1,854,927
Take-Two Interactive Software, Inc.*	92,560	2,356,115
Tangoe, Inc.*	42,742	589,840
TeleCommunication Systems, Inc., Class A*	52,702	201,849
Telenav, Inc.*	29,969	237,354
TiVo, Inc.*	105,528	1,119,652
TubeMogul, Inc.*	3,952	54,617
Tyler Technologies, Inc.*	36,445	4,392,716
Ultimate Software Group, Inc.*	31,311	5,321,461
Varonis Systems, Inc.*	5,925	152,035
VASCO Data Security International, Inc.*	32,082	691,046
Verint Systems, Inc.*	66,060	4,091,096
VirnetX Holding Corp.*	47,620	290,006
Vringo, Inc.*	72,359	47,062

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Workiva, Inc.*	8,963	$129,067
Yodlee, Inc.*	8,056	108,434
Zendesk, Inc.*	14,289	324,217
Zix Corp.*	65,658	258,036

		90,854,347

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	45,245	1,270,480
Dot Hill Systems Corp.*	65,093	344,993
Eastman Kodak Co.*	19,653	373,210
Electronics for Imaging, Inc.*	51,702	2,158,559
Immersion Corp.*	31,113	285,617
Intevac, Inc.*	26,024	159,787
Nimble Storage, Inc.*	10,368	231,310
QLogic Corp.*	96,837	1,427,377
Quantum Corp.*	239,369	382,990
Silicon Graphics International Corp.*	37,601	326,753
Super Micro Computer, Inc.*	38,254	1,270,415
Violin Memory, Inc.*	87,041	328,145

		8,559,636

Total Information Technology		357,646,670

Materials (3.3%)
Chemicals (1.5%)
A. Schulman, Inc.	32,442	1,563,704
American Vanguard Corp.	31,543	334,987
Axiall Corp.	77,399	3,633,109
Balchem Corp.	33,622	1,861,986
Calgon Carbon Corp.	58,283	1,228,023
Chase Corp.	7,287	318,660
Chemtura Corp.*	80,914	2,208,143
Ferro Corp.*	80,310	1,007,890
Flotek Industries, Inc.*	60,280	888,527
FutureFuel Corp.	23,867	245,114
H.B. Fuller Co.	55,575	2,382,500
Hawkins, Inc.	11,412	433,542
Innophos Holdings, Inc.	24,307	1,369,942
Innospec, Inc.	27,166	1,260,231
Intrepid Potash, Inc.*	61,161	706,410
KMG Chemicals, Inc.	10,535	281,601
Koppers Holdings, Inc.	22,482	442,446
Kraton Performance Polymers, Inc.*	37,222	752,257
Kronos Worldwide, Inc.	22,223	281,121
LSB Industries, Inc.*	21,285	879,709
Marrone Bio Innovations, Inc.*	14,914	57,717
Minerals Technologies, Inc.	38,156	2,789,204
Olin Corp.	87,441	2,801,610
OM Group, Inc.	35,111	1,054,383
OMNOVA Solutions, Inc.*	51,647	440,549
PolyOne Corp.	98,410	3,675,613
Quaker Chemical Corp.	14,739	1,262,248
Rentech, Inc.*	197,724	221,451
Senomyx, Inc.*	46,439	204,796
Sensient Technologies Corp.	54,588	3,760,021
Stepan Co.	21,811	908,646
Trecora Resources*	21,303	259,897
Tredegar Corp.	26,987	542,709
Trinseo S.A.*	12,492	247,342
Tronox Ltd., Class A	68,650	1,395,654
Zep, Inc.	25,027	426,210

		42,127,952

Construction Materials (0.1%)
Headwaters, Inc.*	81,933	1,502,651
U.S. Concrete, Inc.*	15,562	527,241
United States Lime & Minerals, Inc.	2,059	132,805

		2,162,697

Containers & Packaging (0.4%)
AEP Industries, Inc.*	4,425	243,552
Berry Plastics Group, Inc.*	99,533	3,602,099
Graphic Packaging Holding Co.	361,151	5,251,136
Myers Industries, Inc.	28,417	498,150
UFP Technologies, Inc.*	6,521	148,548

		9,743,485

Metals & Mining (0.7%)
A.M. Castle & Co.*	19,928	72,737
AK Steel Holding Corp.*	195,057	871,905
Ampco-Pittsburgh Corp.	9,121	159,253
Century Aluminum Co.*	56,134	774,649
Coeur Mining, Inc.*	113,350	533,879
Commercial Metals Co.	131,593	2,130,491
Globe Specialty Metals, Inc.	71,376	1,350,434
Gold Resource Corp.	42,595	135,878
Handy & Harman Ltd.*	4,324	177,543
Haynes International, Inc.	13,465	600,674
Hecla Mining Co.	409,197	1,219,407
Horsehead Holding Corp.*	61,143	774,070
Kaiser Aluminum Corp.	20,136	1,548,257
Materion Corp.	22,475	863,714
Molycorp, Inc.*	193,907	74,712
Noranda Aluminum Holding Corp.	49,780	147,847
Olympic Steel, Inc.	10,003	134,640
RTI International Metals, Inc.*	33,749	1,211,927
Ryerson Holding Corp.*	12,825	81,695
Schnitzer Steel Industries, Inc., Class A	28,759	456,118
Stillwater Mining Co.*	133,499	1,724,807
SunCoke Energy, Inc.	72,649	1,085,376
U.S. Silica Holdings, Inc.	59,700	2,125,917
Universal Stainless & Alloy Products, Inc.*	7,497	196,571
Walter Energy, Inc.	70,639	43,796
Worthington Industries, Inc.	57,393	1,527,228

		20,023,525

Paper & Forest Products (0.6%)
Boise Cascade Co.*	43,993	1,647,978
Clearwater Paper Corp.*	21,447	1,400,489
Deltic Timber Corp.	12,322	816,333
KapStone Paper and Packaging Corp.	93,647	3,075,367
Louisiana-Pacific Corp.*	156,994	2,591,971
Neenah Paper, Inc.	18,561	1,160,805
P.H. Glatfelter Co.	48,488	1,334,875
Resolute Forest Products, Inc.*	73,004	1,259,319
Schweitzer-Mauduit International, Inc.	34,099	1,572,646
Wausau Paper Corp.	46,608	444,174

		15,303,957

Total Materials		89,361,616

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	96,912	814,061
Atlantic Tele-Network, Inc.	10,286	711,997
Cincinnati Bell, Inc.*	231,308	816,517
Cogent Communications Holdings, Inc.	51,619	1,823,699

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Communications Holdings, Inc.	56,056	$1,143,542
FairPoint Communications, Inc.*	22,684	399,238
General Communication, Inc., Class A*	39,441	621,590
Globalstar, Inc.*	303,873	1,011,897
Hawaiian Telcom Holdco, Inc.*	11,909	317,137
IDT Corp., Class B	18,360	325,890
inContact, Inc.*	66,430	724,087
Inteliquent, Inc.	35,453	558,030
Intelsat S.A.*	30,539	366,468
Iridium Communications, Inc.*	92,442	897,612
Lumos Networks Corp.	20,650	315,119
magicJack VocalTec Ltd.*	22,321	152,676
ORBCOMM, Inc.*	59,798	356,994
Premiere Global Services, Inc.*	53,034	507,005
Vonage Holdings Corp.*	190,902	937,329

		12,800,888

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	25,616	193,144
Leap Wireless International, Inc.*†	51,376	97,101
NTELOS Holdings Corp.	20,305	97,464
RingCentral, Inc., Class A*	31,069	476,288
Shenandoah Telecommunications Co.	26,294	819,321
Spok Holdings, Inc.	23,745	455,192

		2,138,510

Total Telecommunication Services		14,939,398

Utilities (2.6%)
Electric Utilities (1.0%)
ALLETE, Inc.	49,153	2,593,312
Cleco Corp.	66,542	3,627,870
El Paso Electric Co.	44,863	1,733,506
Empire District Electric Co.	48,363	1,200,370
IDACORP, Inc.	55,353	3,480,043
MGE Energy, Inc.	38,388	1,701,356
NRG Yield, Inc., Class A	26,580	1,348,403
Otter Tail Corp.	40,560	1,304,815
PNM Resources, Inc.	87,146	2,544,663
Portland General Electric Co.	86,487	3,207,803
Spark Energy, Inc., Class A	3,622	53,425
UIL Holdings Corp.	62,374	3,207,271
Unitil Corp.	15,220	529,200

		26,532,037

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	15,858	802,573
Laclede Group, Inc.	47,635	2,439,865
New Jersey Resources Corp.	92,703	2,879,355
Northwest Natural Gas Co.	29,631	1,420,807
ONE Gas, Inc.	57,484	2,485,033
Piedmont Natural Gas Co., Inc.	85,671	3,162,117
South Jersey Industries, Inc.	36,514	1,981,980
Southwest Gas Corp.	51,237	2,980,456
WGL Holdings, Inc.	57,071	3,218,804

		21,370,990

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc	32,032	1,082,041
Atlantic Power Corp.	130,855	367,703
Dynegy, Inc.*	136,057	4,276,271
Ormat Technologies, Inc.	36,851	1,401,075
Pattern Energy Group, Inc.	48,717	1,379,665
TerraForm Power, Inc., Class A	31,910	1,165,034
Vivint Solar, Inc.*	22,592	274,267

		9,946,056

Multi-Utilities (0.3%)
Avista Corp.	66,636	2,277,618
Black Hills Corp.	49,399	2,491,686
NorthWestern Corp.	51,735	2,782,826

		7,552,130

Water Utilities (0.2%)
American States Water Co.	42,833	1,708,608
Artesian Resources Corp., Class A	8,661	185,259
California Water Service Group	53,191	1,303,712
Connecticut Water Service, Inc.	11,853	430,620
Middlesex Water Co.	17,174	390,880
SJW Corp.	17,142	529,859
York Water Co.	14,058	341,328

		4,890,266

Total Utilities		70,291,479

Total Common Stocks (73.7%) (Cost $1,631,152,135)		2,005,776,658

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	16,544	—

Total Investments (73.7%) (Cost $1,631,152,135)		2,005,776,658
Other Assets Less Liabilities (26.3%)		715,218,415

Net Assets (100%)		$2,720,995,073

*	Non-income producing.

†	Securities (totaling $152,098 or 0.0% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,719	June-15	$696,716,165	$714,245,910	$17,529,745

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$280,418,282	$—	$—		$280,418,282
Consumer Staples	63,524,467	177,033	—		63,701,500
Energy	66,302,648	—	—		66,302,648
Financials	476,128,250	—	—		476,128,250
Health Care	315,728,515	—	54,997		315,783,512
Industrials	271,203,303	—	—		271,203,303
Information Technology	357,646,670	—	—	(c)	357,646,670
Materials	89,361,616	—	—		89,361,616
Telecommunication Services	14,842,297	—	97,101		14,939,398
Utilities	70,291,479	—	—		70,291,479
Futures	17,529,745	—	—		17,529,745
Warrants
Energy	—	—	—	(c)	—

Total Assets	$2,022,977,272	$177,033	$152,098		$2,023,306,403

Total Liabilities	$—	$—	$—		$—

Total	$2,022,977,272	$177,033	$152,098		$2,023,306,403

(a)	A security with a market value of $177,033 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $97,101 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,670,193
Aggregate gross unrealized depreciation	(131,273,491)

Net unrealized appreciation	$374,396,702

Federal income tax cost of investments	$1,631,379,956

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.8%)
AGL Energy Ltd.	42,644	$492,871
ALS Ltd.	29,947	112,425
Alumina Ltd.	173,672	211,832
Amcor Ltd.	78,963	842,511
AMP Ltd.	193,547	946,250
APA Group	72,949	502,497
Asciano Ltd.	65,282	314,617
ASX Ltd.	12,703	399,704
Aurizon Holdings Ltd.	140,712	518,640
AusNet Services	101,283	112,422
Australia & New Zealand Banking Group Ltd.	180,317	5,025,493
Bank of Queensland Ltd.	25,560	267,965
Bendigo & Adelaide Bank Ltd.	28,241	269,358
BHP Billiton Ltd.	210,085	4,892,757
BHP Billiton plc	138,163	2,999,758
Boral Ltd.	53,676	260,896
Brambles Ltd.	102,309	895,831
Caltex Australia Ltd.	9,304	247,331
Coca-Cola Amatil Ltd.	38,759	317,636
Cochlear Ltd.	3,942	271,160
Commonwealth Bank of Australia	106,052	7,525,334
Computershare Ltd.	31,754	306,830
Crown Resorts Ltd.	23,152	234,884
CSL Ltd.	31,047	2,174,285
Dexus Property Group (REIT)	57,520	331,099
Federation Centres (REIT)	100,131	231,299
Flight Centre Travel Group Ltd.	3,292	99,044
Fortescue Metals Group Ltd.	108,897	161,357
Goodman Group (REIT)	117,291	565,121
GPT Group (REIT)	105,423	366,211
Harvey Norman Holdings Ltd.	32,777	110,859
Healthscope Ltd.	69,986	162,784
Iluka Resources Ltd.	24,944	160,704
Incitec Pivot Ltd.	109,726	339,142
Insurance Australia Group Ltd.	153,236	710,248
Leighton Holdings Ltd.	6,281	100,749
Lend Lease Group	35,912	453,675
Macquarie Group Ltd.	18,917	1,099,148
Medibank Pvt Ltd.*	185,668	327,683
Mirvac Group (REIT)	242,086	369,699
National Australia Bank Ltd.	154,753	4,530,770
Newcrest Mining Ltd.*	50,177	508,644
Novion Property Group (REIT)	146,276	278,787
Orica Ltd.	24,407	370,378
Origin Energy Ltd.	72,230	619,038
Platinum Asset Management Ltd.	15,196	90,309
Qantas Airways Ltd.*	36,106	85,699
QBE Insurance Group Ltd.	87,818	869,085
Ramsay Health Care Ltd.	8,600	439,202
REA Group Ltd.	3,382	124,194
Santos Ltd.	66,726	359,918
Scentre Group (REIT)	348,382	989,836
Seek Ltd.	21,619	281,274
Sonic Healthcare Ltd.	24,932	387,336
Stockland Corp., Ltd. (REIT)	153,742	525,404
Suncorp Group Ltd.	84,188	863,781
Sydney Airport	70,928	279,121
Tabcorp Holdings Ltd.	49,709	179,248
Tatts Group Ltd.	95,041	287,785
Telstra Corp., Ltd.	278,138	1,334,808
Toll Holdings Ltd.	42,879	288,712
TPG Telecom Ltd.	16,330	113,533
Transurban Group	118,512	858,315
Treasury Wine Estates Ltd.	46,891	182,253
Wesfarmers Ltd.	73,496	2,455,766
Westfield Corp. (REIT)	129,176	937,113
Westpac Banking Corp.	203,369	6,084,347
Woodside Petroleum Ltd.	48,514	1,269,156
Woolworths Ltd.	82,422	1,845,991
WorleyParsons Ltd.	12,309	89,432

		63,261,344

Austria (0.1%)
Andritz AG	5,004	299,240
Erste Group Bank AG	18,707	460,910
Immofinanz AG*	57,175	168,027
OMV AG	10,125	277,889
Raiffeisen Bank International AG	6,944	97,088
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	101,507
voestalpine AG	7,608	278,127

		1,682,788

Belgium (0.7%)
Ageas	14,654	526,132
Anheuser-Busch InBev N.V.	52,599	6,434,200
Belgacom S.A.	10,079	352,971
Colruyt S.A.	4,519	196,632
Delhaize Group S.A.	6,725	605,169
Groupe Bruxelles Lambert S.A.	5,282	437,452
KBC Groep N.V.*	16,387	1,013,963
Solvay S.A.	3,881	561,334
Telenet Group Holding N.V.*	3,715	204,366
UCB S.A.	8,274	596,233
Umicore S.A.	5,954	248,300

		11,176,752

Bermuda (0.0%)
Seadrill Ltd.	24,482	229,114

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	121,327	111,646

Denmark (0.9%)
A. P. Moller - Maersk A/S, Class A	261	530,400
A. P. Moller - Maersk A/S, Class B	467	976,554
Carlsberg A/S, Class B	7,002	578,184
Coloplast A/S, Class B	7,272	550,300
Danske Bank A/S	42,896	1,132,066
DSV A/S	11,199	348,466
ISS A/S*	7,882	248,314
Novo Nordisk A/S, Class B	131,277	7,024,181
Novozymes A/S, Class B	15,665	716,451
Pandora A/S	7,551	688,396
TDC A/S	53,514	383,339
Tryg A/S	1,454	171,318
Vestas Wind Systems A/S	14,276	591,072
William Demant Holding A/S*	1,567	133,082

		14,072,123

Finland (0.4%)
Elisa Oyj	9,774	245,823
Fortum Oyj	29,072	609,394
Kone Oyj, Class B	20,471	907,460
Metso Oyj	7,243	211,452
Neste Oil Oyj	7,757	203,407
Nokia Oyj	245,001	1,871,552

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat Oyj	6,947	$207,076
Orion Oyj, Class B	6,976	196,731
Sampo Oyj, Class A	29,248	1,477,918
Stora Enso Oyj, Class R	36,799	379,130
UPM-Kymmene Oyj	34,001	661,989
Wartsila Oyj Abp	9,453	418,723

		7,390,655

France (4.9%)
Accor S.A.	11,336	592,080
Aeroports de Paris S.A.	2,065	247,017
Air Liquide S.A.	22,541	2,899,448
Airbus Group N.V.	38,475	2,500,122
Alcatel-Lucent*	184,179	697,010
Alstom S.A.*	14,167	436,116
Arkema S.A.	4,785	377,685
AtoS	5,100	350,176
AXA S.A.‡	106,572	2,687,390
BNP Paribas S.A.	69,291	4,214,128
Bollore S.A.	56,533	301,294
Bouygues S.A.	10,992	431,822
Bureau Veritas S.A.	14,812	318,347
Cap Gemini S.A.	9,369	769,263
Carrefour S.A.	40,872	1,362,634
Casino Guichard Perrachon S.A.	3,756	332,263
Christian Dior SE	3,568	670,222
Cie de Saint-Gobain	30,187	1,324,348
Cie Generale des Etablissements Michelin	12,202	1,214,921
CNP Assurances S.A.	11,638	203,579
Credit Agricole S.A.	59,475	874,407
Danone S.A.	37,904	2,550,831
Dassault Systemes S.A.	8,144	551,781
Edenred	13,484	336,131
Electricite de France S.A.	15,831	380,243
Essilor International S.A.	13,369	1,535,077
Eurazeo S.A.	3,095	212,326
Eutelsat Communications S.A.	9,814	324,937
Fonciere des Regions (REIT)	1,834	181,184
GDF Suez S.A.	94,707	1,874,011
Gecina S.A. (REIT)	1,754	237,261
Groupe Eurotunnel SE (Registered)	31,511	451,665
Hermes International	1,727	609,626
ICADE (REIT)	2,499	225,701
Iliad S.A.	1,711	399,747
Imerys S.A.	2,068	151,942
J.C. Decaux S.A.	4,019	134,984
Kering	4,956	968,715
Klepierre S.A. (REIT)	11,316	555,897
Lafarge S.A.	12,223	792,650
Lagardere S.C.A.	7,975	238,856
Legrand S.A.	17,327	933,819
L’Oreal S.A.	16,444	3,027,743
LVMH Moet Hennessy Louis Vuitton SE	18,268	3,223,973
Natixis S.A.	61,214	457,122
Numericable- SFR*	7,015	382,548
Orange S.A.	121,303	1,951,618
Pernod-Ricard S.A.	13,892	1,639,313
Peugeot S.A.*	26,069	436,930
Publicis Groupe S.A.	12,193	941,416
Remy Cointreau S.A.	1,518	111,798
Renault S.A.	12,578	1,146,297
Rexel S.A.	17,753	334,907
Safran S.A.	19,051	1,331,396
Sanofi S.A.	78,138	7,688,860
Schneider Electric SE	34,358	2,672,492
SCOR SE	10,341	349,279
Societe BIC S.A.	2,170	309,063
Societe Generale S.A.	47,409	2,292,103
Sodexo S.A.	6,171	602,142
Suez Environnement Co. S.A.	18,929	325,046
Technip S.A.	6,699	406,008
Thales S.A.	6,095	338,312
Total S.A.	140,013	6,965,832
Unibail-Rodamco SE (REIT)	6,413	1,730,754
Valeo S.A.	4,941	738,638
Vallourec S.A.	8,745	213,668
Veolia Environnement S.A.	28,240	534,588
Vinci S.A.	30,818	1,763,672
Vivendi S.A.*	79,399	1,974,128
Wendel S.A.	1,983	236,392
Zodiac Aerospace	12,557	416,158

		80,993,852

Germany (4.9%)
adidas AG	13,690	1,085,373
Allianz SE (Registered)	29,861	5,188,699
Axel Springer SE	2,423	143,294
BASF SE	60,080	5,978,334
Bayer AG (Registered)	54,091	8,127,455
Bayerische Motoren Werke (BMW) AG	21,660	2,710,760
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,632	336,311
Beiersdorf AG	6,598	573,879
Brenntag AG	10,113	606,281
Celesio AG	3,735	110,418
Commerzbank AG*	63,327	873,149
Continental AG	7,197	1,704,683
Daimler AG (Registered)	62,982	6,066,043
Deutsche Annington Immobilien SE	22,520	760,910
Deutsche Bank AG (Registered)	90,228	3,139,215
Deutsche Boerse AG	12,629	1,032,765
Deutsche Lufthansa AG (Registered)	15,799	222,180
Deutsche Post AG (Registered)	63,309	1,980,463
Deutsche Telekom AG (Registered)	207,686	3,802,914
Deutsche Wohnen AG	19,125	490,422
E.ON SE	130,904	1,950,405
Fraport AG Frankfurt Airport Services Worldwide	2,201	131,743
Fresenius Medical Care AG & Co. KGaA	14,201	1,181,915
Fresenius SE & Co. KGaA	24,764	1,478,816
Fuchs Petrolub SE (Preference)(q)	4,232	169,383
GEA Group AG	11,970	578,932
Hannover Rueck SE	3,987	412,402
HeidelbergCement AG	9,383	744,431
Henkel AG & Co. KGaA	7,651	791,298
Henkel AG & Co. KGaA (Preference)(q)	11,657	1,372,950
Hugo Boss AG	3,678	447,862
Infineon Technologies AG	73,797	883,613
K+S AG (Registered)	11,487	375,644
Kabel Deutschland Holding AG*	1,330	173,038
Lanxess AG	5,730	305,714
Linde AG	12,150	2,477,010

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MAN SE	2,422	$255,241
Merck KGaA	8,457	949,129
Metro AG	10,468	355,598
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,314	2,441,597
OSRAM Licht AG	5,890	292,282
Porsche Automobil Holding SE (Preference)(q)	10,020	983,595
ProSiebenSat.1 Media AG (Registered)	14,525	713,789
RWE AG	32,023	818,772
SAP SE	60,271	4,376,616
Siemens AG (Registered)	51,865	5,615,142
Symrise AG	8,073	510,625
Telefonica Deutschland Holding AG*	40,475	233,965
ThyssenKrupp AG	29,629	778,012
TUI AG	29,653	521,455
United Internet AG (Registered)	8,376	381,897
Volkswagen AG	1,932	498,647
Volkswagen AG (Preference)(q)	10,634	2,829,839

		80,964,905

Hong Kong (1.6%)
AIA Group Ltd.	787,812	4,937,615
ASM Pacific Technology Ltd.	14,300	148,697
Bank of East Asia Ltd.	84,000	334,623
BOC Hong Kong Holdings Ltd.	242,000	864,007
Cathay Pacific Airways Ltd.	70,000	161,898
Cheung Kong Infrastructure Holdings Ltd.	37,000	317,766
CK Hutchison Holdings Ltd.	90,000	1,841,215
CLP Holdings Ltd.	124,000	1,082,812
First Pacific Co., Ltd.	141,750	141,676
Galaxy Entertainment Group Ltd.	153,000	693,730
Hang Lung Properties Ltd.	147,000	413,880
Hang Seng Bank Ltd.	50,000	905,192
Henderson Land Development Co., Ltd.	69,780	489,433
HKT Trust & HKT Ltd.	159,120	204,581
Hong Kong & China Gas Co., Ltd.	412,848	954,456
Hong Kong Exchanges and Clearing Ltd.	72,500	1,772,498
Hutchison Whampoa Ltd.	139,000	1,922,763
Hysan Development Co., Ltd.	46,000	201,990
Kerry Properties Ltd.	38,500	133,973
Li & Fung Ltd.	386,000	376,529
Link REIT (REIT)	151,000	929,218
MTR Corp., Ltd.	95,000	451,313
New World Development Co., Ltd.	344,109	398,236
Noble Group Ltd.	290,454	193,548
NWS Holdings Ltd.	91,609	152,576
PCCW Ltd.	248,000	151,126
Power Assets Holdings Ltd.	91,000	929,392
Shangri-La Asia Ltd.	66,000	90,563
Sino Land Co., Ltd.	198,600	323,603
SJM Holdings Ltd.	139,000	181,148
Sun Hung Kai Properties Ltd.	111,000	1,708,801
Swire Pacific Ltd., Class A	41,500	564,214
Swire Properties Ltd.	81,400	264,485
Techtronic Industries Co., Ltd.	91,500	308,189
WH Group Ltd.*§	228,000	129,450
Wharf Holdings Ltd.	98,900	689,427
Wheelock & Co., Ltd.	62,000	316,487
Yue Yuen Industrial Holdings Ltd.	44,500	157,078

		25,838,188

Ireland (0.4%)
Bank of Ireland*	1,809,666	686,414
CRH plc	53,196	1,385,052
Experian plc	64,824	1,073,542
James Hardie Industries plc (CDI)	29,622	342,515
Kerry Group plc, Class A	10,354	695,428
Ryanair Holdings plc (ADR)	1,300	86,801
Shire plc	38,567	3,066,861

		7,336,613

Israel (0.3%)
Bank Hapoalim B.M.	70,466	339,292
Bank Leumi Le-Israel B.M.*	85,281	316,513
Bezeq Israeli Telecommunication Corp., Ltd.	134,260	250,159
Delek Group Ltd.	289	74,448
Israel Chemicals Ltd.	26,410	187,755
Israel Corp., Ltd.	161	56,074
Mizrahi Tefahot Bank Ltd.*	7,726	78,436
NICE-Systems Ltd.	3,478	212,569
Teva Pharmaceutical Industries Ltd.	56,054	3,491,828

		5,007,074

Italy (1.1%)
Assicurazioni Generali S.p.A.	76,393	1,503,358
Atlantia S.p.A.	27,215	714,521
Banca Monte dei Paschi di Siena S.p.A.*	243,960	161,693
Banco Popolare SC*	23,047	359,901
Enel Green Power S.p.A.	121,413	226,928
Enel S.p.A.	430,625	1,939,667
Eni S.p.A.	166,415	2,880,300
EXOR S.p.A.	6,500	294,991
Finmeccanica S.p.A.*	25,088	298,292
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	66,294	206,134
Intesa Sanpaolo S.p.A. (London Stock Exchange)	827,674	2,808,673
Luxottica Group S.p.A.	11,231	713,032
Mediobanca S.p.A.	37,574	360,249
Pirelli & C. S.p.A.	14,598	240,985
Prysmian S.p.A.	14,128	291,050
Saipem S.p.A.*	15,764	160,801
Snam S.p.A.	139,707	676,706
Telecom Italia S.p.A.*	665,562	780,306
Telecom Italia S.p.A. (RNC)	401,393	377,492
Terna Rete Elettrica Nazionale S.p.A.	98,694	434,534
UniCredit S.p.A.	287,692	1,951,356
Unione di Banche Italiane S.c.p.A.	56,306	439,548
UnipolSai S.p.A.	65,415	190,329

		18,010,846

Japan (11.5%)
ABC-Mart, Inc.	2,000	117,121
Acom Co., Ltd.*	23,800	82,637
Advantest Corp.	9,100	115,077
Aeon Co., Ltd.	43,500	477,884
AEON Financial Service Co., Ltd.	6,700	169,259

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Mall Co., Ltd.	6,630	$131,395
Air Water, Inc.	9,000	161,004
Aisin Seiki Co., Ltd.	12,500	454,046
Ajinomoto Co., Inc.	36,000	789,973
Alfresa Holdings Corp.	10,500	148,306
Amada Co., Ltd.	21,000	201,854
ANA Holdings, Inc.	70,000	187,664
Aozora Bank Ltd.	76,000	269,860
Asahi Glass Co., Ltd.	68,000	446,318
Asahi Group Holdings Ltd.	25,300	803,893
Asahi Kasei Corp.	84,000	803,730
Asics Corp.	11,000	298,751
Astellas Pharma, Inc.	140,400	2,300,682
Bandai Namco Holdings, Inc.	12,400	241,618
Bank of Kyoto Ltd.	20,000	209,728
Bank of Yokohama Ltd.	77,000	450,242
Benesse Holdings, Inc.	4,300	135,446
Bridgestone Corp.	42,600	1,709,370
Brother Industries Ltd.	16,100	256,364
Calbee, Inc.	4,400	191,273
Canon, Inc.	74,200	2,623,996
Casio Computer Co., Ltd.	13,400	254,218
Central Japan Railway Co.	9,400	1,702,110
Chiba Bank Ltd.	50,000	367,216
Chiyoda Corp.	10,000	85,615
Chubu Electric Power Co., Inc.	42,200	504,232
Chugai Pharmaceutical Co., Ltd.	14,700	463,444
Chugoku Bank Ltd.	10,000	149,512
Chugoku Electric Power Co., Inc.	20,500	267,386
Citizen Holdings Co., Ltd.	17,100	131,209
COLOPL, Inc.	3,000	64,782
Credit Saison Co., Ltd.	9,400	168,871
Dai Nippon Printing Co., Ltd.	37,000	359,941
Daicel Corp.	17,000	202,975
Daihatsu Motor Co., Ltd.	11,300	173,018
Dai-ichi Life Insurance Co., Ltd.	70,500	1,024,238
Daiichi Sankyo Co., Ltd.	41,800	664,146
Daikin Industries Ltd.	15,300	1,024,746
Daito Trust Construction Co., Ltd.	4,700	525,770
Daiwa House Industry Co., Ltd.	39,300	775,756
Daiwa Securities Group, Inc.	110,000	866,921
Denso Corp.	31,800	1,451,834
Dentsu, Inc.	13,881	595,190
Don Quijote Holdings Co., Ltd.	3,900	317,625
East Japan Railway Co.	21,909	1,759,232
Eisai Co., Ltd.	16,500	1,173,347
Electric Power Development Co., Ltd.	10,000	337,397
FamilyMart Co., Ltd.	3,500	146,545
FANUC Corp.	12,500	2,731,583
Fast Retailing Co., Ltd.	3,500	1,354,817
Fuji Electric Co., Ltd.	35,000	165,352
Fuji Heavy Industries Ltd.	38,400	1,276,734
Fujifilm Holdings Corp.	30,300	1,079,198
Fujitsu Ltd.	119,000	812,225
Fukuoka Financial Group, Inc.	47,000	242,247
GungHo Online Entertainment, Inc.	29,800	116,769
Gunma Bank Ltd.	23,000	155,561
Hachijuni Bank Ltd.	25,000	176,560
Hakuhodo DY Holdings, Inc.	14,900	158,673
Hamamatsu Photonics KK	8,600	260,293
Hankyu Hanshin Holdings, Inc.	75,000	464,182
Hikari Tsushin, Inc.	900	58,411
Hino Motors Ltd.	17,600	251,286
Hirose Electric Co., Ltd.	1,995	258,130
Hiroshima Bank Ltd.	30,000	161,860
Hisamitsu Pharmaceutical Co., Inc.	3,700	151,970
Hitachi Chemical Co., Ltd.	6,500	139,133
Hitachi Construction Machinery Co., Ltd.	6,400	111,977
Hitachi High-Technologies Corp.	4,300	131,295
Hitachi Ltd.	316,000	2,160,435
Hitachi Metals Ltd.	13,000	199,907
Hokuhoku Financial Group, Inc.	87,000	194,198
Hokuriku Electric Power Co.	10,000	132,533
Honda Motor Co., Ltd.	106,600	3,464,482
Hoya Corp.	27,900	1,119,181
Hulic Co., Ltd.	17,200	192,880
Ibiden Co., Ltd.	7,100	119,937
Idemitsu Kosan Co., Ltd.	5,200	90,629
IHI Corp.	88,000	412,448
Iida Group Holdings Co., Ltd.	10,400	129,329
INPEX Corp.	57,400	633,292
Isetan Mitsukoshi Holdings Ltd.	22,500	372,474
Isuzu Motors Ltd.	38,900	517,462
ITOCHU Corp.	103,200	1,118,947
ITOCHU Techno-Solutions Corp.	4,200	87,117
Iyo Bank Ltd.	15,000	178,253
J. Front Retailing Co., Ltd.	17,100	268,981
Japan Airlines Co., Ltd.	8,238	256,771
Japan Display, Inc.	19,800	71,301
Japan Exchange Group, Inc.	16,500	478,623
Japan Prime Realty Investment Corp. (REIT)	47	161,717
Japan Real Estate Investment Corp. (REIT)	85	399,667
Japan Retail Fund Investment Corp. (REIT)	166	329,994
Japan Tobacco, Inc.	72,000	2,274,906
JFE Holdings, Inc.	32,200	711,489
JGC Corp.	14,000	278,489
Joyo Bank Ltd.	40,000	205,883
JSR Corp.	10,700	185,625
JTEKT Corp.	14,400	224,890
JX Holdings, Inc.	146,990	564,728
Kajima Corp.	51,000	237,083
Kakaku.com, Inc.	10,200	169,193
Kamigumi Co., Ltd.	15,000	141,719
Kaneka Corp.	18,000	126,857
Kansai Electric Power Co., Inc.*	46,100	440,233
Kansai Paint Co., Ltd.	15,000	272,843
Kao Corp.	33,800	1,687,548
Kawasaki Heavy Industries Ltd.	93,000	469,895
KDDI Corp.	114,300	2,589,595
Keihan Electric Railway Co., Ltd.	32,000	195,156
Keikyu Corp.	28,000	224,108
Keio Corp.	39,000	306,268
Keisei Electric Railway Co., Ltd.	19,000	236,214
Keyence Corp.	2,960	1,616,779
Kikkoman Corp.	11,000	349,332
Kintetsu Corp.	120,000	440,905
Kirin Holdings Co., Ltd.	53,700	705,352
Kobe Steel Ltd.	203,000	375,229
Koito Manufacturing Co., Ltd.	6,000	180,528
Komatsu Ltd.	61,100	1,201,661
Konami Corp.	6,000	112,431

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Konica Minolta, Inc.	28,400	$288,850
Kubota Corp.	73,000	1,156,583
Kuraray Co., Ltd.	23,600	319,936
Kurita Water Industries Ltd.	6,700	162,136
Kyocera Corp.	21,000	1,152,561
Kyowa Hakko Kirin Co., Ltd.	14,000	182,731
Kyushu Electric Power Co., Inc.	29,000	281,371
Lawson, Inc.	5,400	374,875
LIXIL Group Corp.	17,600	417,505
M3, Inc.	11,800	250,747
Mabuchi Motor Co., Ltd.	3,400	180,361
Makita Corp.	7,600	394,791
Marubeni Corp.	105,000	607,504
Marui Group Co., Ltd.	14,200	161,383
Maruichi Steel Tube Ltd.	3,100	73,492
Mazda Motor Corp.	35,300	717,117
McDonald’s Holdings Co. Japan Ltd.	4,076	90,357
Medipal Holdings Corp.	8,600	112,145
MEIJI Holdings Co., Ltd.	4,011	489,557
Minebea Co., Ltd.	23,000	363,401
Miraca Holdings, Inc.	4,100	188,927
Mitsubishi Chemical Holdings Corp.	88,800	516,748
Mitsubishi Corp.	90,300	1,820,387
Mitsubishi Electric Corp.	126,000	1,499,635
Mitsubishi Estate Co., Ltd.	81,000	1,880,074
Mitsubishi Gas Chemical Co., Inc.	23,000	113,491
Mitsubishi Heavy Industries Ltd.	199,000	1,097,512
Mitsubishi Logistics Corp.	8,000	124,852
Mitsubishi Materials Corp.	67,000	225,469
Mitsubishi Motors Corp.	41,900	378,551
Mitsubishi Tanabe Pharma Corp.	13,700	235,438
Mitsubishi UFJ Financial Group, Inc.	834,100	5,164,368
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,900	158,020
Mitsui & Co., Ltd.	111,700	1,500,662
Mitsui Chemicals, Inc.	49,000	157,474
Mitsui Fudosan Co., Ltd.	61,000	1,792,758
Mitsui O.S.K. Lines Ltd.	67,000	227,788
Mixi, Inc.	2,300	93,198
Mizuho Financial Group, Inc.	1,509,635	2,655,369
MS&AD Insurance Group Holdings, Inc.	33,180	931,008
Murata Manufacturing Co., Ltd.	13,300	1,832,339
Nabtesco Corp.	8,000	231,840
Nagoya Railroad Co., Ltd.	59,000	235,921
NEC Corp.	153,000	449,892
Nexon Co., Ltd.	9,700	103,418
NGK Insulators Ltd.	20,000	427,348
NGK Spark Plug Co., Ltd.	12,200	328,214
NH Foods Ltd.	12,000	276,802
NHK Spring Co., Ltd.	9,800	102,308
Nidec Corp.	14,200	944,348
Nikon Corp.	23,100	309,941
Nintendo Co., Ltd.	7,000	1,030,169
Nippon Building Fund, Inc. (REIT)	90	441,946
Nippon Electric Glass Co., Ltd.	23,000	112,431
Nippon Express Co., Ltd.	57,000	319,030
Nippon Paint Holdings Co., Ltd.	9,600	351,649
Nippon Prologis REIT, Inc. (REIT)	93	204,838
Nippon Steel & Sumitomo Metal Corp.	497,080	1,252,889
Nippon Telegraph & Telephone Corp.	24,524	1,511,199
Nippon Yusen KK	108,000	311,334
Nissan Motor Co., Ltd.	162,700	1,659,066
Nisshin Seifun Group, Inc.	13,915	163,871
Nissin Foods Holdings Co., Ltd. .	3,500	171,856
Nitori Holdings Co., Ltd.	4,200	284,929
Nitto Denko Corp.	10,300	688,594
NOK Corp.	6,400	192,947
Nomura Holdings, Inc.	237,600	1,397,051
Nomura Real Estate Holdings, Inc.	7,400	133,484
Nomura Research Institute Ltd.	7,400	278,529
NSK Ltd.	31,000	453,580
NTT Data Corp.	8,500	370,367
NTT DOCOMO, Inc.	100,000	1,737,495
NTT Urban Development Corp.	6,900	69,051
Obayashi Corp.	39,000	253,360
Odakyu Electric Railway Co., Ltd.	42,000	428,477
Oji Holdings Corp.	57,000	233,567
Olympus Corp.*	15,700	583,505
Omron Corp.	13,400	604,735
Ono Pharmaceutical Co., Ltd.	5,300	599,760
Oracle Corp. Japan	2,600	112,000
Oriental Land Co., Ltd.	12,800	969,912
ORIX Corp.	86,600	1,218,046
Osaka Gas Co., Ltd.	123,000	515,052
Otsuka Corp.	3,000	127,693
Otsuka Holdings Co., Ltd.	25,600	801,764
Panasonic Corp.	144,400	1,895,900
Park24 Co., Ltd.	5,800	118,795
Rakuten, Inc.	52,100	919,142
Recruit Holdings Co., Ltd.	8,800	274,934
Resona Holdings, Inc.	144,505	718,384
Ricoh Co., Ltd.	47,800	520,977
Rinnai Corp.	2,600	192,998
Rohm Co., Ltd.	6,300	431,588
Sankyo Co., Ltd.	3,200	113,949
Sanrio Co., Ltd.	2,700	72,341
Santen Pharmaceutical Co., Ltd.	25,500	371,062
SBI Holdings, Inc.	12,020	145,644
Secom Co., Ltd.	13,700	915,540
Sega Sammy Holdings, Inc.	11,100	162,241
Seibu Holdings, Inc.	7,400	191,370
Seiko Epson Corp.	17,800	316,129
Sekisui Chemical Co., Ltd.	28,000	363,626
Sekisui House Ltd.	36,300	527,794
Seven & i Holdings Co., Ltd.	49,300	2,074,567
Seven Bank Ltd.	42,600	210,384
Sharp Corp.	106,000	207,644
Shikoku Electric Power Co., Inc.*	10,600	130,665
Shimadzu Corp.	14,000	156,258
Shimamura Co., Ltd.	1,300	120,470
Shimano, Inc.	5,200	774,109
Shimizu Corp.	36,000	243,798
Shin-Etsu Chemical Co., Ltd.	26,900	1,758,437
Shinsei Bank Ltd.	117,000	232,861
Shionogi & Co., Ltd.	19,500	650,661
Shiseido Co., Ltd.	24,000	426,419
Shizuoka Bank Ltd.	35,000	349,724
Showa Shell Sekiyu KK	12,500	114,381
SMC Corp.	3,500	1,044,636

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Corp.	62,800	$3,650,534
Sompo Japan Nipponkoa Holdings, Inc.	21,725	675,595
Sony Corp.*	75,100	2,007,773
Sony Financial Holdings, Inc.	10,400	167,429
Stanley Electric Co., Ltd.	8,700	196,758
Sumitomo Chemical Co., Ltd.	99,000	509,732
Sumitomo Corp.	73,700	789,155
Sumitomo Dainippon Pharma Co., Ltd.	9,500	112,688
Sumitomo Electric Industries Ltd.	49,400	648,354
Sumitomo Heavy Industries Ltd.	39,000	255,709
Sumitomo Metal Mining Co., Ltd.	34,000	497,706
Sumitomo Mitsui Financial Group, Inc.	83,297	3,191,880
Sumitomo Mitsui Trust Holdings, Inc.	216,680	894,520
Sumitomo Realty & Development Co., Ltd.	24,000	864,238
Sumitomo Rubber Industries Ltd.	10,200	188,350
Suntory Beverage & Food Ltd.	8,600	368,125
Suruga Bank Ltd.	12,700	263,809
Suzuken Co., Ltd.	4,620	141,096
Suzuki Motor Corp.	24,100	724,998
Sysmex Corp.	9,500	528,043
T&D Holdings, Inc.	37,900	522,067
Taiheiyo Cement Corp.	71,000	217,168
Taisei Corp.	66,000	373,313
Taisho Pharmaceutical Holdings Co., Ltd.	2,200	163,891
Taiyo Nippon Sanso Corp.	10,000	136,526
Takashimaya Co., Ltd.	20,000	196,760
Takeda Pharmaceutical Co., Ltd.	51,700	2,584,196
TDK Corp.	8,100	575,699
Teijin Ltd.	67,000	227,645
Terumo Corp.	19,900	525,227
THK Co., Ltd.	6,800	173,204
Tobu Railway Co., Ltd.	63,000	299,167
Toho Co., Ltd.	6,800	166,422
Toho Gas Co., Ltd.	24,000	140,107
Tohoku Electric Power Co., Inc.	30,100	342,416
Tokio Marine Holdings, Inc.	45,300	1,712,116
Tokyo Electric Power Co., Inc.*	94,700	358,923
Tokyo Electron Ltd.	11,300	787,903
Tokyo Gas Co., Ltd.	152,000	957,287
Tokyo Tatemono Co., Ltd.	25,000	183,216
Tokyu Corp.	74,000	457,364
Tokyu Fudosan Holdings Corp.	29,100	198,687
TonenGeneral Sekiyu KK	17,000	146,535
Toppan Printing Co., Ltd.	34,000	262,206
Toray Industries, Inc.	97,000	813,326
Toshiba Corp.	263,000	1,104,096
TOTO Ltd.	18,000	267,539
Toyo Seikan Group Holdings Ltd.	9,700	142,271
Toyo Suisan Kaisha Ltd.	6,100	214,998
Toyoda Gosei Co., Ltd.	4,900	109,616
Toyota Industries Corp.	10,700	613,212
Toyota Motor Corp.	178,300	12,443,835
Toyota Tsusho Corp.	14,300	379,251
Trend Micro, Inc.	7,400	244,159
Unicharm Corp.	24,400	640,388
United Urban Investment Corp. (REIT)	164	255,429
USS Co., Ltd.	13,400	232,041
West Japan Railway Co.	10,800	567,090
Yahoo! Japan Corp.	97,000	400,904
Yakult Honsha Co., Ltd.	5,900	411,217
Yamada Denki Co., Ltd.	54,700	225,660
Yamaguchi Financial Group, Inc.	13,000	149,724
Yamaha Corp.	10,100	176,997
Yamaha Motor Co., Ltd.	17,200	415,360
Yamato Holdings Co., Ltd.	22,200	512,557
Yamato Kogyo Co., Ltd.	1,900	45,969
Yamazaki Baking Co., Ltd.	8,000	144,379
Yaskawa Electric Corp.	15,900	233,041
Yokogawa Electric Corp.	12,800	137,987
Yokohama Rubber Co., Ltd.	12,000	123,906

		188,711,116

Luxembourg (0.2%)
Altice S.A.*	5,633	608,315
ArcelorMittal S.A.	65,395	615,224
Millicom International Cellular S.A. (SDR)	4,264	308,365
RTL Group S.A.	2,493	239,731
SES S.A. (FDR)	20,069	710,345
Tenaris S.A.	30,914	433,573

		2,915,553

Macau (0.1%)
MGM China Holdings Ltd.	56,800	106,590
Sands China Ltd.	158,400	654,335
Wynn Macau Ltd.	105,600	227,243

		988,168

Mexico (0.0%)
Fresnillo plc	13,804	139,343

Netherlands (1.8%)
Aegon N.V.	119,361	942,963
Akzo Nobel N.V.	15,875	1,201,815
ASML Holding N.V.	22,855	2,328,785
Boskalis Westminster N.V.	5,467	269,193
Delta Lloyd N.V.	13,528	254,358
Gemalto N.V.	5,186	413,531
Heineken Holding N.V.	6,600	454,812
Heineken N.V.	15,076	1,151,209
ING Groep N.V. (CVA)*	252,348	3,701,282
Koninklijke Ahold N.V.	58,521	1,154,480
Koninklijke DSM N.V.	11,280	630,235
Koninklijke KPN N.V.	209,610	709,320
Koninklijke Philips N.V.	61,035	1,733,780
Koninklijke Vopak N.V.	4,835	267,194
NN Group N.V.*	10,286	290,878
OCI N.V.*	5,391	167,127
QIAGEN N.V.*	15,603	393,730
Randstad Holding N.V.	8,113	492,582
Royal Dutch Shell plc, Class A	255,280	7,586,628
Royal Dutch Shell plc, Class B	159,632	4,959,134
TNT Express N.V.	28,311	179,992
Wolters Kluwer N.V.	19,759	645,784

		29,928,812

New Zealand (0.1%)
Auckland International Airport Ltd.	67,279	225,955
Contact Energy Ltd.	23,087	103,147
Fletcher Building Ltd.	46,317	291,256
Meridian Energy Ltd.	76,296	115,372
Mighty River Power Ltd.	42,542	98,449
Ryman Healthcare Ltd.	24,031	140,792
Spark New Zealand Ltd.	122,342	271,614

		1,246,585

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.3%)
DNB ASA	63,949	$1,029,301
Gjensidige Forsikring ASA	12,059	208,310
Norsk Hydro ASA	89,273	468,867
Orkla ASA	51,441	389,122
Statoil ASA	73,019	1,290,143
Telenor ASA	49,122	992,779
Yara International ASA	11,752	597,959

		4,976,481

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	2,132,772	219,227
EDP - Energias de Portugal S.A.	153,309	574,153
Galp Energia SGPS S.A.	26,492	286,147
Jeronimo Martins SGPS S.A.	18,020	226,526

		1,306,053

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	141,000	265,898
CapitaCommercial Trust (REIT)	146,000	187,513
CapitaLand Ltd.	168,000	437,552
CapitaMall Trust (REIT)	168,000	268,924
City Developments Ltd.	24,300	177,980
ComfortDelGro Corp., Ltd.	139,000	292,607
DBS Group Holdings Ltd.	112,000	1,657,330
Genting Singapore plc	409,941	274,233
Global Logistic Properties Ltd.	203,000	391,018
Golden Agri-Resources Ltd.	439,609	136,218
Hutchison Port Holdings Trust (BATS Exchange), Class U	172,000	117,820
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	199,000	138,119
Jardine Cycle & Carriage Ltd.	7,000	209,229
Keppel Corp., Ltd.	94,900	620,714
Oversea-Chinese Banking Corp., Ltd.	195,606	1,505,260
Sembcorp Industries Ltd.	59,000	180,920
Sembcorp Marine Ltd.	50,000	106,221
Singapore Airlines Ltd.	36,000	313,444
Singapore Exchange Ltd.	51,000	302,341
Singapore Press Holdings Ltd.	83,036	253,386
Singapore Technologies Engineering Ltd.	106,000	268,492
Singapore Telecommunications Ltd.	522,000	1,663,929
StarHub Ltd.	35,890	113,759
Suntec Real Estate Investment Trust (REIT)	144,000	194,374
United Overseas Bank Ltd.	83,945	1,405,300
UOL Group Ltd.	28,900	160,301
Wilmar International Ltd.	129,000	305,477

		11,948,359

South Africa (0.0%)
Investec plc	34,253	283,832

Spain (1.8%)
Abertis Infraestructuras S.A.	26,460	478,233
ACS Actividades de Construccion y Servicios S.A.	11,858	420,007
Aena S.A.*§	3,919	394,042
Amadeus IT Holding S.A., Class A	29,224	1,253,175
Banco Bilbao Vizcaya Argentaria S.A.	406,994	4,107,337
Banco de Sabadell S.A.	223,289	545,660
Banco Popular Espanol S.A.	119,831	585,692
Banco Santander S.A.	920,916	6,926,235
Bankia S.A.*	301,602	419,889
Bankinter S.A.	45,546	347,225
CaixaBank S.A.	151,418	717,035
Distribuidora Internacional de Alimentacion S.A.	41,692	325,924
Enagas S.A.	11,376	325,581
Endesa S.A.	20,741	399,963
Ferrovial S.A.	27,269	579,843
Gas Natural SDG S.A.	22,925	514,653
Grifols S.A.	9,796	420,624
Iberdrola S.A.	337,425	2,174,529
Inditex S.A.	71,362	2,288,017
Mapfre S.A.	56,101	204,686
Red Electrica Corporacion S.A. .	6,444	522,845
Repsol S.A.	68,209	1,268,512
Telefonica S.A.	275,586	3,921,494
Zardoya Otis S.A.	12,739	164,313

		29,305,514

Sweden (1.6%)
Alfa Laval AB	20,677	406,307
Assa Abloy AB, Class B	21,860	1,302,883
Atlas Copco AB, Class A	43,936	1,422,815
Atlas Copco AB, Class B	25,539	754,663
Boliden AB	18,464	366,627
Electrolux AB	15,750	451,108
Elekta AB, Class B	25,329	227,507
Getinge AB, Class B	13,525	334,500
Hennes & Mauritz AB, Class B	62,110	2,517,488
Hexagon AB, Class B	16,835	598,689
Husqvarna AB, Class B	24,370	176,310
ICA Gruppen AB	4,704	157,773
Industrivarden AB, Class C	11,554	217,142
Investment AB Kinnevik, Class B	14,883	496,184
Investor AB, Class B	29,803	1,187,360
Lundin Petroleum AB*	13,256	181,610
Nordea Bank AB	198,708	2,423,662
Sandvik AB	69,782	780,642
Securitas AB, Class B	19,148	274,790
Skandinaviska Enskilda Banken AB, Class A	99,388	1,162,633
Skanska AB, Class B	24,873	556,542
SKF AB, Class B	26,552	685,367
Svenska Cellulosa AB S.C.A., Class B	38,454	886,039
Svenska Handelsbanken AB, Class A	32,656	1,473,890
Swedbank AB, Class A	59,250	1,416,142
Swedish Match AB	13,376	393,437
Tele2 AB, Class B	21,986	262,893
Telefonaktiebolaget LM Ericsson, Class B	199,086	2,498,500
TeliaSonera AB	169,634	1,077,994
Volvo AB, Class B	100,406	1,214,039

		25,905,536

Switzerland (5.0%)
ABB Ltd. (Registered)*	143,850	3,052,049
Actelion Ltd. (Registered)*	6,722	778,318
Adecco S.A. (Registered)*	11,133	927,444
Aryzta AG*	5,711	349,937
Baloise Holding AG (Registered)	3,110	411,029

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Barry Callebaut AG (Registered)*	151	$147,777
Chocoladefabriken Lindt & Sprungli AG	60	321,510
Chocoladefabriken Lindt & Sprungli AG (Registered)	7	442,914
Cie Financiere Richemont S.A. (Registered)	34,147	2,749,013
Coca-Cola HBC AG (CDI)*	14,014	251,566
Credit Suisse Group AG (Registered)*	99,881	2,688,969
EMS-Chemie Holding AG (Registered)	497	202,168
Geberit AG (Registered)	2,473	928,353
Givaudan S.A. (Registered)*	604	1,090,584
Glencore plc*	686,833	2,891,558
Holcim Ltd. (Registered)*	14,981	1,119,219
Julius Baer Group Ltd.*	14,648	734,479
Kuehne + Nagel International AG (Registered)	3,535	525,380
Lonza Group AG (Registered)*	3,465	432,842
Nestle S.A. (Registered)	210,477	15,890,894
Novartis AG (Registered)	150,118	14,845,043
Pargesa Holding S.A.	2,137	149,914
Partners Group Holding AG	1,157	344,895
Roche Holding AG	45,824	12,635,633
Schindler Holding AG	2,921	486,112
Schindler Holding AG (Registered)	1,284	209,907
SGS S.A. (Registered)	358	684,867
Sika AG	141	504,437
Sonova Holding AG (Registered)	3,547	491,911
STMicroelectronics N.V.	42,593	397,000
Sulzer AG (Registered)*	1,712	188,166
Swatch Group AG	2,018	855,092
Swatch Group AG (Registered)	3,065	256,848
Swiss Life Holding AG (Registered)*	2,100	519,456
Swiss Prime Site AG (Registered)*	3,759	326,657
Swiss Reinsurance AG	23,039	2,230,033
Swisscom AG (Registered)	1,525	885,791
Syngenta AG (Registered)	6,081	2,068,349
Transocean Ltd.	22,717	327,173
UBS Group AG*	238,886	4,483,324
Wolseley plc	16,873	998,002
Zurich Insurance Group AG*	9,776	3,311,180

		83,135,793

United Kingdom (9.2%)
3i Group plc	63,648	455,215
Aberdeen Asset Management plc	57,657	392,849
Admiral Group plc	13,145	297,911
Aggreko plc	16,766	379,137
Amec Foster Wheeler plc	23,953	321,072
Anglo American plc	91,371	1,359,785
Antofagasta plc	26,596	286,817
ARM Holdings plc	91,892	1,504,508
Ashtead Group plc	32,946	529,138
Associated British Foods plc	23,310	973,849
AstraZeneca plc	82,588	5,662,243
Aviva plc	192,849	1,543,891
Babcock International Group plc	16,009	233,539
BAE Systems plc	206,491	1,600,938
Barclays plc	1,074,225	3,854,521
BG Group plc	223,124	2,740,997
BP plc	1,190,873	7,694,226
British American Tobacco plc	121,927	6,299,376
British Land Co. plc (REIT)	63,212	779,854
BT Group plc	532,481	3,449,859
Bunzl plc	21,228	575,969
Burberry Group plc	29,049	746,033
Capita plc	43,340	716,462
Centrica plc	328,358	1,231,633
CNH Industrial N.V.	59,928	490,711
Cobham plc	74,550	336,133
Compass Group plc	109,747	1,906,068
Croda International plc	8,933	362,604
Diageo plc	164,336	4,531,270
Direct Line Insurance Group plc	95,529	451,640
Dixons Carphone plc	64,037	391,809
easyJet plc	10,890	303,894
Fiat Chrysler Automobiles N.V.*	58,117	944,904
Friends Life Group Ltd.	92,826	568,582
G4S plc	101,815	446,556
GKN plc	107,437	571,160
GlaxoSmithKline plc	317,212	7,264,132
Hammerson plc (REIT)	51,956	512,174
Hargreaves Lansdown plc	15,421	263,384
HSBC Holdings plc	1,252,543	10,659,364
ICAP plc	37,935	296,416
IMI plc	17,070	322,463
Imperial Tobacco Group plc	62,609	2,748,450
Inmarsat plc	26,681	366,044
InterContinental Hotels Group plc	15,454	603,187
International Consolidated Airlines Group S.A.*	53,285	477,654
Intertek Group plc	10,565	391,133
Intu Properties plc (REIT)	59,464	306,841
ITV plc	250,655	939,920
J Sainsbury plc	82,290	314,941
Johnson Matthey plc	13,411	672,847
Kingfisher plc	154,994	874,655
Land Securities Group plc (REIT)	51,717	960,955
Legal & General Group plc	388,483	1,603,568
Lloyds Banking Group plc*	3,735,035	4,335,176
London Stock Exchange Group plc	14,763	537,653
Marks & Spencer Group plc	107,309	851,285
Meggitt plc	52,746	428,535
Melrose Industries plc	67,359	276,895
Merlin Entertainments plc§	31,397	205,401
National Grid plc	246,687	3,153,897
Next plc	10,036	1,045,659
Old Mutual plc	321,000	1,056,743
Pearson plc	53,640	1,153,201
Persimmon plc*	20,023	493,704
Persimmon plc (Interim CREST Entitlements)*†	20,023	28,217
Petrofac Ltd.	18,229	257,232
Prudential plc	167,880	4,156,744
Randgold Resources Ltd.	5,763	399,903
Reckitt Benckiser Group plc	42,119	3,609,773
Reed Elsevier N.V.	45,766	1,140,990
Reed Elsevier plc	74,733	1,283,690
Rexam plc	47,010	403,338
Rio Tinto Ltd.	28,510	1,235,977
Rio Tinto plc	83,237	3,400,401
Rolls-Royce Holdings plc*	123,413	1,742,298

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Bank of Scotland Group plc*	165,449	$832,259
Royal Mail plc	41,838	271,834
RSA Insurance Group plc	66,393	413,942
SABMiller plc	63,264	3,310,524
Sage Group plc	72,225	499,853
Schroders plc	8,298	393,221
Segro plc (REIT)	50,170	310,154
Severn Trent plc	15,682	478,796
Sky plc	67,562	994,195
Smith & Nephew plc	58,427	991,099
Smiths Group plc	25,824	427,586
Sports Direct International plc*	15,846	142,650
SSE plc	65,224	1,448,697
Standard Chartered plc	161,592	2,616,454
Standard Life plc (BATS Europe Exchange)	128,029	901,751
Standard Life plc (London Stock Exchange)†	156,480	169,449
Subsea 7 S.A.	19,470	167,272
Tate & Lyle plc	31,440	278,574
Tesco plc	531,427	1,901,829
Travis Perkins plc	16,168	467,022
Tullow Oil plc	59,914	250,183
Unilever N.V. (CVA)	106,558	4,457,727
Unilever plc	83,957	3,501,705
United Utilities Group plc	44,628	617,533
Vodafone Group plc	1,733,410	5,664,858
Weir Group plc	13,971	352,302
Whitbread plc	11,875	922,880
William Hill plc	57,803	317,683
WM Morrison Supermarkets plc	143,191	409,307
WPP plc	86,194	1,954,742

		151,176,074

United States (0.0%)
Carnival plc	12,028	587,828

Total Common Stocks (51.5%) (Cost $744,336,224)		848,630,947

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	406,994	58,641
Banco de Sabadell S.A.,expiring 4/17/15*	223,289	56,662
Telefonica S.A., expiring 4/12/15*	275,586	44,448

Total Rights (0.0%) (Cost $–)		159,751

Total Investments (51.5%) (Cost $744,336,224)		848,790,698
Other Assets Less Liabilities (48.5%)		797,943,983

Net Assets (100%)		$1,646,734,681

*	Non-income producing.

†	Securities (totaling $197,666 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $728,893 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$109,206,117	6.6%
Consumer Staples	94,065,716	5.7
Energy	43,363,335	2.6
Financials	220,319,474	13.4
Health Care	97,117,803	5.9
Industrials	108,004,051	6.6
Information Technology	41,710,584	2.5
Materials	62,895,778	3.8
Telecommunication Services	41,778,480	2.5
Utilities	30,329,360	1.9
Cash and Other	797,943,983	48.5

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,461,444	$—	$—	$2,687,390	$—	$—

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	8,153	June-15	$316,448,626	$318,312,091	$1,863,465
FTSE 100 Index	1,930	June-15	191,911,417	192,591,453	680,036
SPI 200 Index	711	June-15	78,604,549	79,686,600	1,082,051
TOPIX Index	1,594	June-15	203,668,652	205,139,367	1,470,715

					$5,096,267

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	5,000	$3,792,907	$3,784,166	$8,741
British Pound vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	9,000	13,344,058	13,527,263	(183,205)
European Union Euro vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	24,000	25,831,192	25,437,646	393,546
Japanese Yen vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	1,500,000	12,519,223	12,371,403	147,820

					$366,902

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$109,177,900	$28,217	$109,206,117
Consumer Staples	—	94,065,716	—	94,065,716
Energy	—	43,363,335	—	43,363,335
Financials	—	220,034,722	169,449	220,204,171
Health Care	—	97,117,803	—	97,117,803
Industrials	204,621	107,799,430	—	108,004,051
Information Technology	—	41,710,584	—	41,710,584
Materials	—	62,895,778	—	62,895,778
Telecommunication Services	—	41,734,032	—	41,734,032
Utilities	—	30,329,360	—	30,329,360
Forward Currency Contracts	—	550,107	—	550,107
Futures	5,096,267	—	—	5,096,267
Rights
Financials	—	115,303	—	115,303
Telecommunication Services	—	44,448	—	44,448

Total Assets	$5,300,888	$848,938,518	$197,666	$854,437,072

Liabilities:
Forward Currency Contracts	$—	$(183,205)	$—	$(183,205)

Total Liabilities	$—	$(183,205)	$—	$(183,205)

Total	$5,300,888	$848,755,313	$197,666	$854,253,867

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,543,268
Aggregate gross unrealized depreciation	(51,508,948)

Net unrealized appreciation	$102,034,320

Federal income tax cost of investments	$746,756,378

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.8%)
AGL Energy Ltd.	68,475	$791,421
ALS Ltd.	38,527	144,635
Alumina Ltd.	247,142	301,446
Amcor Ltd.	121,883	1,300,454
AMP Ltd.	296,667	1,450,403
APA Group	113,332	780,668
Asciano Ltd.	96,600	465,550
ASX Ltd.	19,503	613,668
Aurizon Holdings Ltd.	215,063	792,685
AusNet Services	159,853	177,434
Australia & New Zealand Banking Group Ltd.	276,980	7,719,523
Bank of Queensland Ltd.	36,780	385,593
Bendigo & Adelaide Bank Ltd.	44,023	419,884
BHP Billiton Ltd.	324,111	7,548,356
BHP Billiton plc	212,180	4,606,796
Boral Ltd.	76,098	369,880
Brambles Ltd.	156,716	1,372,226
Caltex Australia Ltd.	13,203	350,979
Coca-Cola Amatil Ltd.	59,460	487,284
Cochlear Ltd.	5,965	410,316
Commonwealth Bank of Australia	162,988	11,565,451
Computershare Ltd.	46,953	453,694
Crown Resorts Ltd.	36,940	374,767
CSL Ltd.	47,854	3,351,314
Dexus Property Group (REIT)	91,919	529,108
Federation Centres (REIT)	139,216	321,584
Flight Centre Travel Group Ltd.	5,719	172,063
Fortescue Metals Group Ltd.	154,712	229,242
Goodman Group (REIT)	175,730	846,687
GPT Group (REIT)	165,712	575,638
Harvey Norman Holdings Ltd.	58,799	198,871
Healthscope Ltd.	108,026	251,264
Iluka Resources Ltd.	41,881	269,822
Incitec Pivot Ltd.	164,321	507,885
Insurance Australia Group Ltd.	235,529	1,091,675
Leighton Holdings Ltd.	10,126	162,424
Lend Lease Group	54,216	684,909
Macquarie Group Ltd.	29,344	1,704,996
Medibank Pvt Ltd.*	275,752	486,671
Mirvac Group (REIT)	367,049	560,535
National Australia Bank Ltd.	237,999	6,967,998
Newcrest Mining Ltd.*	75,764	768,019
Novion Property Group (REIT)	209,132	398,584
Orica Ltd.	38,155	579,005
Origin Energy Ltd.	112,265	962,153
Platinum Asset Management Ltd.	22,733	135,100
Qantas Airways Ltd.*	54,484	129,321
QBE Insurance Group Ltd.	136,407	1,349,944
Ramsay Health Care Ltd.	13,192	673,715
REA Group Ltd.	5,441	199,805
Santos Ltd.	98,377	530,642
Scentre Group (REIT)	531,703	1,510,695
Seek Ltd.	31,708	412,537
Sonic Healthcare Ltd.	38,614	599,895
Stockland Corp., Ltd. (REIT)	236,098	806,851
Suncorp Group Ltd.	130,666	1,340,652
Sydney Airport	107,728	423,938
Tabcorp Holdings Ltd.	87,596	315,866
Tatts Group Ltd.	145,088	439,327
Telstra Corp., Ltd.	429,202	2,059,777
Toll Holdings Ltd.	69,445	467,586
TPG Telecom Ltd.	27,842	193,569
Transurban Group	181,472	1,314,299
Treasury Wine Estates Ltd.	66,147	257,097
Wesfarmers Ltd.	112,703	3,765,812
Westfield Corp. (REIT)	199,469	1,447,057
Westpac Banking Corp.	313,366	9,375,212
Woodside Petroleum Ltd.	74,814	1,957,180
Woolworths Ltd.	127,497	2,855,527
WorleyParsons Ltd.	20,288	147,404

		97,212,368

Austria (0.1%)
Andritz AG	7,281	435,405
Erste Group Bank AG	28,169	694,037
Immofinanz AG*	97,060	285,243
OMV AG	14,792	405,978
Raiffeisen Bank International AG	11,739	164,129
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,728	165,104
voestalpine AG	11,395	416,570

		2,566,466

Belgium (0.8%)
Ageas	21,874	785,357
Anheuser-Busch InBev N.V.	81,049	9,914,361
Belgacom S.A.	15,708	550,101
Colruyt S.A.	7,341	319,424
Delhaize Group S.A.	10,352	931,554
Groupe Bruxelles Lambert S.A.	8,162	675,972
KBC Groep N.V.*	25,493	1,577,406
Solvay S.A.	5,990	866,373
Telenet Group Holding N.V.*	5,424	298,379
UCB S.A.	12,795	922,021
Umicore S.A.	9,619	401,142

		17,242,090

Bermuda (0.0%)
Seadrill Ltd.	38,784	362,959

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	194,899	179,348

Denmark (1.1%)
A. P. Moller - Maersk A/S, Class A	392	796,616
A. P. Moller - Maersk A/S, Class B	723	1,511,881
Carlsberg A/S, Class B	10,889	899,149
Coloplast A/S, Class B	11,293	854,585
Danske Bank A/S	65,538	1,729,610
DSV A/S	18,164	565,187
ISS A/S*	12,134	382,269
Novo Nordisk A/S, Class B	202,053	10,811,162
Novozymes A/S, Class B	24,159	1,104,931
Pandora A/S	11,669	1,063,819
TDC A/S	81,347	582,716
Tryg A/S	2,180	256,859
Vestas Wind Systems A/S	22,810	944,407
William Demant Holding A/S*	2,171	184,378

		21,687,569

Finland (0.6%)
Elisa Oyj	13,870	348,840
Fortum Oyj	44,742	937,861
Kone Oyj, Class B	31,303	1,387,633
Metso Oyj	11,482	335,206
Neste Oil Oyj	13,473	353,293
Nokia Oyj	378,654	2,892,522

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat Oyj	11,580	$345,177
Orion Oyj, Class B	10,190	287,370
Sampo Oyj, Class A	45,158	2,281,858
Stora Enso Oyj, Class R	53,824	554,534
UPM-Kymmene Oyj	53,126	1,034,346
Wartsila Oyj Abp	15,101	668,903

		11,427,543

France (6.1%)
Accor S.A.	17,317	904,468
Aeroports de Paris S.A.	2,945	352,283
Air Liquide S.A.	34,603	4,450,983
Airbus Group N.V.	59,363	3,857,434
Alcatel-Lucent*	283,133	1,071,494
Alstom S.A.*	22,004	677,370
Arkema S.A.	6,583	519,602
AtoS	8,047	552,523
AXA S.A.‡	182,491	4,601,813
BNP Paribas S.A.	106,524	6,478,558
Bollore S.A.	67,803	361,357
Bouygues S.A.	17,046	669,654
Bureau Veritas S.A.	22,079	474,533
Cap Gemini S.A.	14,334	1,176,925
Carrefour S.A.	62,545	2,085,192
Casino Guichard Perrachon S.A.	5,653	500,075
Christian Dior SE	5,526	1,038,017
Cie de Saint-Gobain	45,091	1,978,209
Cie Generale des Etablissements Michelin	18,544	1,846,377
CNP Assurances S.A.	17,279	302,255
Credit Agricole S.A.	99,916	1,468,975
Danone S.A.	58,444	3,933,114
Dassault Systemes S.A.	13,048	884,043
Edenred	20,596	513,419
Electricite de France S.A.	23,957	575,421
Essilor International S.A.	20,525	2,356,755
Eurazeo S.A.	3,819	261,994
Eutelsat Communications S.A.	15,700	519,820
Fonciere des Regions (Frankfurt Stock Exchange) (REIT)	102	9,843
Fonciere des Regions (London Stock Exchange) (REIT)	2,874	284,335
GDF Suez S.A.	146,304	2,894,985
Gecina S.A. (REIT)	2,838	383,892
Groupe Eurotunnel SE (Registered)	47,267	677,505
Hermes International	2,671	942,855
ICADE (REIT)	3,753	338,959
Iliad S.A.	2,644	617,727
Imerys S.A.	3,365	247,236
J.C. Decaux S.A.	6,854	230,201
Kering	7,679	1,500,961
Klepierre S.A. (REIT)	17,376	853,594
Lafarge S.A.	18,917	1,226,749
Lagardere S.C.A.	11,698	350,362
Legrand S.A.	26,855	1,447,320
L’Oreal S.A.	25,373	4,671,791
LVMH Moet Hennessy Louis Vuitton SE	28,057	4,951,555
Natixis S.A.	92,772	692,784
Numericable-SFR*	9,889	539,275
Orange S.A.	186,006	2,992,610
Pernod-Ricard S.A.	21,417	2,527,294
Peugeot S.A.*	39,845	667,823
Publicis Groupe S.A.	19,139	1,477,714
Remy Cointreau S.A.	2,302	169,538
Renault S.A.	19,313	1,760,092
Rexel S.A.	27,599	520,650
Safran S.A.	27,961	1,954,079
Sanofi S.A.	120,073	11,815,308
Schneider Electric SE	52,896	4,114,445
SCOR SE	15,668	529,204
Societe BIC S.A.	2,805	399,503
Societe Generale S.A.	72,887	3,523,898
Sodexo S.A.	9,579	934,682
Suez Environnement Co. S.A.	29,698	509,971
Technip S.A.	10,475	634,861
Thales S.A.	9,315	517,043
Total S.A.	215,175	10,705,241
Unibail-Rodamco SE (REIT)	9,870	2,663,737
Valeo S.A.	7,671	1,146,750
Vallourec S.A.	11,146	272,332
Veolia Environnement S.A.	41,931	793,761
Vinci S.A.	47,530	2,720,077
Vivendi S.A.*	122,337	3,041,713
Wendel S.A.	3,171	378,012
Zodiac Aerospace	18,783	622,497

		124,667,427

Germany (6.1%)
adidas AG	21,294	1,688,234
Allianz SE (Registered)	45,954	7,985,046
Axel Springer SE	4,181	247,261
BASF SE	92,558	9,210,097
Bayer AG (Registered)	83,140	12,492,218
Bayerische Motoren Werke (BMW) AG	33,249	4,161,129
Bayerische Motoren Werke (BMW) AG (Preference)(q)	5,561	514,930
Beiersdorf AG	10,095	878,040
Brenntag AG	15,583	934,210
Celesio AG	5,089	150,446
Commerzbank AG*	97,363	1,342,436
Continental AG	11,129	2,636,018
Daimler AG (Registered)	97,003	9,342,739
Deutsche Annington Immobilien SE	34,789	1,175,457
Deutsche Bank AG (Registered)	138,608	4,822,453
Deutsche Boerse AG	19,599	1,602,752
Deutsche Lufthansa AG (Registered)	22,966	322,969
Deutsche Post AG (Registered)	97,763	3,058,270
Deutsche Telekom AG (Registered)	319,496	5,850,254
Deutsche Wohnen AG	29,753	762,955
E.ON SE	202,216	3,012,919
Fraport AG Frankfurt Airport Services Worldwide	3,952	236,551
Fresenius Medical Care AG & Co. KGaA	21,741	1,809,450
Fresenius SE & Co. KGaA	38,151	2,278,239
Fuchs Petrolub SE (Preference)(q)	6,941	277,809
GEA Group AG	18,653	902,157
Hannover Rueck SE	6,068	627,654
HeidelbergCement AG	14,281	1,133,030
Henkel AG & Co. KGaA	11,877	1,228,369
Henkel AG & Co. KGaA (Preference)(q)	18,038	2,124,498
Hugo Boss AG	5,666	689,936
Infineon Technologies AG	113,946	1,364,340
K+S AG (Registered)	17,670	577,839

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kabel Deutschland Holding AG*	2,304	$299,759
Lanxess AG	9,300	496,185
Linde AG	18,705	3,813,373
MAN SE	3,595	378,857
Merck KGaA	13,053	1,464,938
Metro AG	16,309	554,017
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,458	3,767,491
OSRAM Licht AG	9,068	449,986
Porsche Automobil Holding SE (Preference)(q)	15,593	1,530,659
ProSiebenSat.1 Media AG (Registered)	21,975	1,079,897
RWE AG	49,336	1,261,435
SAP SE	92,764	6,736,116
Siemens AG (Registered)	79,918	8,652,288
Symrise AG	12,306	778,367
Telefonica Deutschland Holding AG*	60,465	349,516
ThyssenKrupp AG	45,762	1,201,640
TUI AG	45,685	803,382
United Internet AG (Registered)	12,422	566,371
Volkswagen AG	2,956	762,940
Volkswagen AG (Preference)(q)	16,389	4,361,316

		124,749,238

Hong Kong (1.9%)
AIA Group Ltd.	1,212,900	7,601,856
ASM Pacific Technology Ltd.	23,377	243,084
Bank of East Asia Ltd.	128,521	511,976
BOC Hong Kong Holdings Ltd.	367,523	1,312,159
Cathay Pacific Airways Ltd.	116,768	270,064
Cheung Kong Infrastructure Holdings Ltd.	61,013	523,996
CK Hutchison Holdings Ltd.	140,708	2,878,596
CLP Holdings Ltd.	191,028	1,668,125
First Pacific Co., Ltd.	244,800	244,673
Galaxy Entertainment Group Ltd.	234,800	1,064,626
Hang Lung Properties Ltd.	222,711	627,044
Hang Seng Bank Ltd.	77,479	1,402,668
Henderson Land Development Co., Ltd.	105,819	742,208
HKT Trust & HKT Ltd.	268,340	345,005
Hong Kong & China Gas Co., Ltd.	634,107	1,465,980
Hong Kong Exchanges and Clearing Ltd.	111,722	2,731,407
Hutchison Whampoa Ltd.	212,533	2,939,932
Hysan Development Co., Ltd.	65,907	289,403
Kerry Properties Ltd.	69,224	240,887
Li & Fung Ltd.	591,850	577,328
Link REIT (REIT)	230,519	1,418,560
MTR Corp., Ltd.	143,516	681,796
New World Development Co., Ltd.	516,286	597,496
Noble Group Ltd.	431,730	287,689
NWS Holdings Ltd.	151,968	253,106
PCCW Ltd.	416,965	254,090
Power Assets Holdings Ltd.	140,814	1,438,147
Shangri-La Asia Ltd.	102,635	140,832
Sino Land Co., Ltd.	301,007	490,467
SJM Holdings Ltd.	193,300	251,913
Sun Hung Kai Properties Ltd.	169,608	2,611,048
Swire Pacific Ltd., Class A	64,312	874,355
Swire Properties Ltd.	118,800	386,005
Techtronic Industries Co., Ltd.	138,100	465,146
WH Group Ltd.*§	356,700	202,521
Wharf Holdings Ltd.	151,313	1,054,796
Wheelock & Co., Ltd.	94,674	483,276
Yue Yuen Industrial Holdings Ltd.	72,637	256,398

		39,828,658

Ireland (0.6%)
Bank of Ireland (Irish Stock Exchange)*	2,697,116	1,023,027
Bank of Ireland (London Stock Exchange)*	78,747	29,799
CRH plc	81,950	2,133,713
Experian plc	100,405	1,662,795
James Hardie Industries plc (CDI)	44,298	512,211
Kerry Group plc, Class A	16,005	1,074,978
Ryanair Holdings plc (ADR)	1,950	130,202
Shire plc	59,472	4,729,234

		11,295,959

Israel (0.4%)
Bank Hapoalim B.M.	105,106	506,082
Bank Leumi Le-Israel B.M.*	132,564	491,999
Bezeq Israeli Telecommunication Corp., Ltd.	196,248	365,659
Delek Group Ltd.	480	123,651
Israel Chemicals Ltd.	44,692	317,726
Israel Corp., Ltd.	296	103,092
Mizrahi Tefahot Bank Ltd.*	13,197	133,979
NICE-Systems Ltd.	5,800	354,486
Teva Pharmaceutical Industries Ltd.	86,747	5,403,817

		7,800,491

Italy (1.4%)
Assicurazioni Generali S.p.A.	118,183	2,325,754
Atlantia S.p.A.	41,720	1,095,345
Banca Monte dei Paschi di Siena S.p.A.*	426,075	282,397
Banco Popolare SC*	37,084	579,101
Enel Green Power S.p.A.	173,281	323,873
Enel S.p.A.	659,517	2,970,666
Eni S.p.A.	255,874	4,428,650
EXOR S.p.A.	9,946	451,381
Finmeccanica S.p.A.*	41,687	495,651
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	92,767	288,449
Intesa Sanpaolo S.p.A. (London Stock Exchange)	1,275,703	4,329,039
Luxottica Group S.p.A.	17,066	1,083,484
Mediobanca S.p.A.	60,399	579,089
Pirelli & C. S.p.A.	23,759	392,216
Prysmian S.p.A.	21,148	435,669
Saipem S.p.A.*	26,923	274,629
Snam S.p.A.	213,319	1,033,264
Telecom Italia S.p.A.*	1,010,962	1,185,253
Telecom Italia S.p.A. (RNC)	598,047	562,436
Terna Rete Elettrica Nazionale S.p.A.	150,838	664,116
UniCredit S.p.A.	440,452	2,987,496
Unione di Banche Italiane S.c.p.A.	85,737	669,299
UnipolSai S.p.A.	90,238	262,553

		27,699,810

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (14.2%)
ABC-Mart, Inc.	2,599	$152,199
Acom Co., Ltd.*	40,849	141,834
Advantest Corp.	16,102	203,623
Aeon Co., Ltd.	65,648	721,198
AEON Financial Service Co., Ltd.	11,962	302,190
Aeon Mall Co., Ltd.	11,491	227,731
Air Water, Inc.	15,966	285,620
Aisin Seiki Co., Ltd.	19,162	696,035
Ajinomoto Co., Inc.	56,771	1,245,765
Alfresa Holdings Corp.	16,736	236,385
Amada Co., Ltd.	33,852	325,389
ANA Holdings, Inc.	111,698	299,453
Aozora Bank Ltd.	112,345	398,914
Asahi Glass Co., Ltd.	98,843	648,756
Asahi Group Holdings Ltd.	39,113	1,242,793
Asahi Kasei Corp.	126,127	1,206,810
Asics Corp.	16,136	438,240
Astellas Pharma, Inc.	216,490	3,547,540
Bandai Namco Holdings, Inc.	18,181	354,262
Bank of Kyoto Ltd.	35,490	372,162
Bank of Yokohama Ltd.	119,300	697,582
Benesse Holdings, Inc.	7,126	224,462
Bridgestone Corp.	65,541	2,629,902
Brother Industries Ltd.	23,285	370,773
Calbee, Inc.	7,998	347,682
Canon, Inc.	113,964	4,030,203
Casio Computer Co., Ltd.	21,073	399,786
Central Japan Railway Co.	14,511	2,627,587
Chiba Bank Ltd.	74,328	545,889
Chiyoda Corp.	15,333	131,274
Chubu Electric Power Co., Inc.	64,346	768,847
Chugai Pharmaceutical Co., Ltd.	22,153	698,414
Chugoku Bank Ltd.	17,040	254,769
Chugoku Electric Power Co., Inc.	28,938	377,444
Citizen Holdings Co., Ltd.	24,792	190,231
COLOPL, Inc.	4,834	104,385
Credit Saison Co., Ltd.	15,284	274,578
Dai Nippon Printing Co., Ltd.	57,328	557,694
Daicel Corp.	27,876	332,832
Daihatsu Motor Co., Ltd.	19,094	292,354
Dai-ichi Life Insurance Co., Ltd.	107,954	1,568,378
Daiichi Sankyo Co., Ltd.	64,683	1,027,727
Daikin Industries Ltd.	23,669	1,585,275
Daito Trust Construction Co., Ltd.	7,260	812,146
Daiwa House Industry Co., Ltd.	59,617	1,176,801
Daiwa Securities Group, Inc.	168,045	1,324,379
Denso Corp.	48,706	2,223,681
Dentsu, Inc.	21,795	934,526
Don Quijote Holdings Co., Ltd.	6,300	513,086
East Japan Railway Co.	33,510	2,690,760
Eisai Co., Ltd.	25,195	1,791,666
Electric Power Development Co., Ltd.	11,397	384,531
FamilyMart Co., Ltd.	6,096	255,239
FANUC Corp.	19,216	4,199,209
Fast Retailing Co., Ltd.	5,382	2,083,322
Fuji Electric Co., Ltd.	54,989	259,787
Fuji Heavy Industries Ltd.	59,032	1,962,712
Fujifilm Holdings Corp.	46,432	1,653,773
Fujitsu Ltd.	185,258	1,264,464
Fukuoka Financial Group, Inc.	75,017	386,652
GungHo Online Entertainment, Inc.	41,049	160,848
Gunma Bank Ltd.	35,677	241,303
Hachijuni Bank Ltd.	38,684	273,201
Hakuhodo DY Holdings, Inc.	22,360	238,116
Hamamatsu Photonics KK	14,400	435,839
Hankyu Hanshin Holdings, Inc.	114,000	705,556
Hikari Tsushin, Inc.	1,700	110,331
Hino Motors Ltd.	26,604	379,841
Hirose Electric Co., Ltd.	3,361	434,875
Hiroshima Bank Ltd.	51,000	275,161
Hisamitsu Pharmaceutical Co., Inc.	6,033	247,793
Hitachi Chemical Co., Ltd.	10,912	233,572
Hitachi Construction Machinery Co., Ltd.	10,687	186,985
Hitachi High-Technologies Corp.	5,782	176,546
Hitachi Ltd.	485,621	3,320,103
Hitachi Metals Ltd.	20,525	315,623
Hokuhoku Financial Group, Inc.	128,000	285,717
Hokuriku Electric Power Co.	17,262	228,779
Honda Motor Co., Ltd.	163,714	5,320,678
Hoya Corp.	42,819	1,717,642
Hulic Co., Ltd.	24,882	279,026
Ibiden Co., Ltd.	12,966	219,029
Idemitsu Kosan Co., Ltd.	8,348	145,494
IHI Corp.	137,166	642,885
Iida Group Holdings Co., Ltd.	16,716	207,872
INPEX Corp.	87,863	969,388
Isetan Mitsukoshi Holdings Ltd.	34,132	565,035
Isuzu Motors Ltd.	59,063	785,677
ITOCHU Corp.	158,774	1,721,509
ITOCHU Techno-Solutions Corp.	4,550	94,377
Iyo Bank Ltd.	22,826	271,253
J. Front Retailing Co., Ltd.	23,165	364,383
Japan Airlines Co., Ltd.	12,270	382,444
Japan Display, Inc.	34,909	125,710
Japan Exchange Group, Inc.	26,152	758,603
Japan Prime Realty Investment Corp. (REIT)	77	264,941
Japan Real Estate Investment Corp. (REIT)	129	606,554
Japan Retail Fund Investment Corp. (REIT)	253	502,943
Japan Tobacco, Inc.	110,388	3,487,810
JFE Holdings, Inc.	49,324	1,089,860
JGC Corp.	20,924	416,222
Joyo Bank Ltd.	62,480	321,590
JSR Corp.	17,582	305,014
JTEKT Corp.	20,618	321,999
JX Holdings, Inc.	225,893	867,869
Kajima Corp.	83,261	387,054
Kakaku.com, Inc.	14,862	246,524
Kamigumi Co., Ltd.	22,296	210,652
Kaneka Corp.	29,324	206,664
Kansai Electric Power Co., Inc.*	70,777	675,887
Kansai Paint Co., Ltd.	23,025	418,814
Kao Corp.	51,703	2,581,399
Kawasaki Heavy Industries Ltd.	141,851	716,721
KDDI Corp.	175,194	3,969,218
Keihan Electric Railway Co., Ltd.	49,000	298,833
Keikyu Corp.	47,534	380,455
Keio Corp.	58,997	463,306
Keisei Electric Railway Co., Ltd.	27,784	345,420

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	4,726	$2,581,385
Kikkoman Corp.	15,376	488,303
Kintetsu Corp.	181,549	667,049
Kirin Holdings Co., Ltd.	82,720	1,086,531
Kobe Steel Ltd.	315,905	583,925
Koito Manufacturing Co., Ltd.	10,907	328,170
Komatsu Ltd.	94,172	1,852,093
Konami Corp.	9,812	183,862
Konica Minolta, Inc.	46,564	473,591
Kubota Corp.	111,833	1,771,838
Kuraray Co., Ltd.	34,484	467,486
Kurita Water Industries Ltd.	9,786	236,816
Kyocera Corp.	32,188	1,766,601
Kyowa Hakko Kirin Co., Ltd.	24,593	320,993
Kyushu Electric Power Co., Inc.	42,812	415,381
Lawson, Inc.	6,420	445,684
LIXIL Group Corp.	26,777	635,200
M3, Inc.	19,453	413,371
Mabuchi Motor Co., Ltd.	5,422	287,623
Makita Corp.	12,051	626,003
Marubeni Corp.	166,889	965,579
Marui Group Co., Ltd.	25,114	285,420
Maruichi Steel Tube Ltd.	4,138	98,100
Mazda Motor Corp.	55,343	1,124,289
McDonald’s Holdings Co. Japan Ltd.	6,560	145,422
Medipal Holdings Corp.	12,478	162,714
MEIJI Holdings Co., Ltd.	6,282	766,741
Minebea Co., Ltd.	32,000	505,601
Miraca Holdings, Inc.	5,400	248,831
Mitsubishi Chemical Holdings Corp.	133,674	777,880
Mitsubishi Corp.	139,279	2,807,770
Mitsubishi Electric Corp.	195,239	2,323,708
Mitsubishi Estate Co., Ltd.	126,165	2,928,390
Mitsubishi Gas Chemical Co., Inc.	40,717	200,913
Mitsubishi Heavy Industries Ltd.	305,548	1,685,138
Mitsubishi Logistics Corp.	12,092	188,714
Mitsubishi Materials Corp.	108,181	364,052
Mitsubishi Motors Corp.	65,562	592,328
Mitsubishi Tanabe Pharma Corp.	21,469	368,950
Mitsubishi UFJ Financial Group, Inc.	1,284,240	7,951,430
Mitsubishi UFJ Lease & Finance Co., Ltd.	50,345	249,389
Mitsui & Co., Ltd.	171,202	2,300,057
Mitsui Chemicals, Inc.	81,712	262,602
Mitsui Fudosan Co., Ltd.	94,443	2,775,630
Mitsui O.S.K. Lines Ltd.	104,334	354,717
Mixi, Inc.	3,717	150,616
Mizuho Financial Group, Inc.	2,332,840	4,103,344
MS&AD Insurance Group Holdings, Inc.	50,791	1,425,161
Murata Manufacturing Co., Ltd.	20,423	2,813,673
Nabtesco Corp.	12,525	362,974
Nagoya Railroad Co., Ltd.	85,000	339,886
NEC Corp.	262,647	772,307
Nexon Co., Ltd.	14,367	153,175
NGK Insulators Ltd.	26,733	571,215
NGK Spark Plug Co., Ltd.	18,199	489,604
NH Foods Ltd.	17,321	399,540
NHK Spring Co., Ltd.	15,570	162,544
Nidec Corp.	21,846	1,452,833
Nikon Corp.	34,341	460,766
Nintendo Co., Ltd.	10,801	1,589,550
Nippon Building Fund, Inc. (REIT)	142	697,292
Nippon Electric Glass Co., Ltd.	39,978	195,424
Nippon Express Co., Ltd.	84,461	472,729
Nippon Paint Holdings Co., Ltd.	14,879	545,019
Nippon Prologis REIT, Inc. (REIT)	150	330,384
Nippon Steel & Sumitomo Metal Corp.	769,620	1,939,825
Nippon Telegraph & Telephone Corp.	38,041	2,344,133
Nippon Yusen KK	161,558	465,727
Nissan Motor Co., Ltd.	248,684	2,535,853
Nisshin Seifun Group, Inc.	21,387	251,865
Nissin Foods Holdings Co., Ltd.	6,094	299,226
Nitori Holdings Co., Ltd.	7,050	478,274
Nitto Denko Corp.	15,573	1,041,114
NOK Corp.	9,136	275,432
Nomura Holdings, Inc.	367,013	2,157,980
Nomura Real Estate Holdings, Inc.	12,325	222,323
Nomura Research Institute Ltd.	11,312	425,773
NSK Ltd.	45,938	672,148
NTT Data Corp.	12,574	547,882
NTT DOCOMO, Inc.	154,321	2,681,320
NTT Urban Development Corp.	10,421	104,287
Obayashi Corp.	63,334	411,444
Odakyu Electric Railway Co., Ltd.	61,950	632,004
Oji Holdings Corp.	77,744	318,569
Olympus Corp.*	24,448	908,633
Omron Corp.	20,456	923,168
Ono Pharmaceutical Co., Ltd.	8,125	919,443
Oracle Corp. Japan	3,860	166,277
Oriental Land Co., Ltd.	19,744	1,496,089
ORIX Corp.	133,022	1,870,981
Osaka Gas Co., Ltd.	184,669	773,286
Otsuka Corp.	5,019	213,631
Otsuka Holdings Co., Ltd.	39,505	1,237,253
Panasonic Corp.	220,924	2,900,622
Park24 Co., Ltd.	9,900	202,771
Rakuten, Inc.	80,254	1,415,832
Recruit Holdings Co., Ltd.	14,393	449,674
Resona Holdings, Inc.	222,747	1,107,351
Ricoh Co., Ltd.	71,176	775,754
Rinnai Corp.	3,849	285,711
Rohm Co., Ltd.	9,774	669,578
Sankyo Co., Ltd.	5,302	188,799
Sanrio Co., Ltd.	4,800	128,607
Santen Pharmaceutical Co., Ltd.	38,845	565,251
SBI Holdings, Inc.	20,654	250,260
Secom Co., Ltd.	21,240	1,419,421
Sega Sammy Holdings, Inc.	18,325	267,844
Seibu Holdings, Inc.	12,162	314,518
Seiko Epson Corp.	25,800	458,209
Sekisui Chemical Co., Ltd.	41,617	540,466
Sekisui House Ltd.	55,130	801,579
Seven & i Holdings Co., Ltd.	75,921	3,194,791
Seven Bank Ltd.	58,109	286,976
Sharp Corp.	149,487	292,831
Shikoku Electric Power Co., Inc.*	18,257	225,052
Shimadzu Corp.	22,427	250,314
Shimamura Co., Ltd.	2,368	219,442
Shimano, Inc.	7,991	1,189,597
Shimizu Corp.	56,090	379,851

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Shin-Etsu Chemical Co., Ltd.	41,571	$2,717,471
Shinsei Bank Ltd.	163,420	325,249
Shionogi & Co., Ltd.	29,693	990,774
Shiseido Co., Ltd.	36,178	642,791
Shizuoka Bank Ltd.	54,239	541,962
Showa Shell Sekiyu KK	17,625	161,278
SMC Corp.	5,442	1,624,259
SoftBank Corp.	96,884	5,631,820
Sompo Japan Nipponkoa Holdings, Inc.	33,807	1,051,316
Sony Corp.*	115,699	3,093,174
Sony Financial Holdings, Inc.	16,532	266,148
Stanley Electric Co., Ltd.	14,116	319,245
Sumitomo Chemical Co., Ltd.	152,842	786,955
Sumitomo Corp.	111,996	1,199,217
Sumitomo Dainippon Pharma Co., Ltd.	15,812	187,560
Sumitomo Electric Industries Ltd.	76,160	999,568
Sumitomo Heavy Industries Ltd.	53,132	348,367
Sumitomo Metal Mining Co., Ltd.	53,641	785,219
Sumitomo Mitsui Financial Group, Inc.	127,808	4,897,509
Sumitomo Mitsui Trust Holdings, Inc.	329,054	1,358,434
Sumitomo Realty & Development Co., Ltd.	36,312	1,307,592
Sumitomo Rubber Industries Ltd.	17,064	315,098
Suntory Beverage & Food Ltd.	14,018	600,044
Suruga Bank Ltd.	17,926	372,365
Suzuken Co., Ltd.	7,692	234,915
Suzuki Motor Corp.	36,964	1,111,984
Sysmex Corp.	14,600	811,519
T&D Holdings, Inc.	58,696	808,529
Taiheiyo Cement Corp.	118,704	363,081
Taisei Corp.	103,613	586,062
Taisho Pharmaceutical Holdings Co., Ltd.	3,406	253,733
Taiyo Nippon Sanso Corp.	17,152	234,170
Takashimaya Co., Ltd.	30,045	295,583
Takeda Pharmaceutical Co., Ltd.	79,807	3,989,109
TDK Corp.	12,611	896,313
Teijin Ltd.	89,750	304,943
Terumo Corp.	30,266	798,819
THK Co., Ltd.	11,392	290,167
Tobu Railway Co., Ltd.	104,009	493,905
Toho Co., Ltd.	10,854	265,638
Toho Gas Co., Ltd.	41,306	241,135
Tohoku Electric Power Co., Inc.	45,441	516,934
Tokio Marine Holdings, Inc.	69,852	2,640,060
Tokyo Electric Power Co., Inc.*	148,732	563,711
Tokyo Electron Ltd.	17,345	1,209,396
Tokyo Gas Co., Ltd.	233,286	1,469,221
Tokyo Tatemono Co., Ltd.	39,437	289,020
Tokyu Corp.	111,019	686,164
Tokyu Fudosan Holdings Corp.	48,670	332,305
TonenGeneral Sekiyu KK	27,547	237,447
Toppan Printing Co., Ltd.	57,090	440,275
Toray Industries, Inc.	146,226	1,226,076
Toshiba Corp.	404,726	1,699,074
TOTO Ltd.	30,247	449,569
Toyo Seikan Group Holdings Ltd.	16,696	244,882
Toyo Suisan Kaisha Ltd.	9,146	322,355
Toyoda Gosei Co., Ltd.	7,158	160,128
Toyota Industries Corp.	16,482	944,576
Toyota Motor Corp.	275,135	19,202,101
Toyota Tsusho Corp.	21,486	569,831
Trend Micro, Inc.	10,218	337,138
Unicharm Corp.	37,833	992,942
United Urban Investment Corp (REIT)	256	398,718
USS Co., Ltd.	21,760	376,806
West Japan Railway Co.	16,250	853,260
Yahoo! Japan Corp.	143,557	593,325
Yakult Honsha Co., Ltd.	9,093	633,763
Yamada Denki Co., Ltd.	87,062	359,167
Yamaguchi Financial Group, Inc.	21,834	251,468
Yamaha Corp.	16,221	284,264
Yamaha Motor Co., Ltd.	25,768	622,267
Yamato Holdings Co., Ltd.	35,064	809,563
Yamato Kogyo Co., Ltd.	3,813	92,253
Yamazaki Baking Co., Ltd.	11,548	208,411
Yaskawa Electric Corp.	22,330	327,284
Yokogawa Electric Corp.	21,397	230,664
Yokohama Rubber Co., Ltd.	18,761	193,717

		290,829,146

Luxembourg (0.2%)
Altice S.A.*	8,756	945,572
ArcelorMittal S.A	99,421	935,334
Millicom International Cellular S.A. (SDR)	6,707	485,038
RTL Group S.A	3,942	379,070
SES S.A. (FDR)	30,939	1,095,090
Tenaris S.A	48,055	673,978

		4,514,082

Macau (0.1%)
MGM China Holdings Ltd.	98,800	185,408
Sands China Ltd.	244,496	1,009,989
Wynn Macau Ltd.	155,100	333,763

		1,529,160

Mexico (0.0%)
Fresnillo plc	22,355	225,660

Netherlands (2.3%)
Aegon N.V.	183,954	1,453,254
Akzo Nobel N.V.	24,540	1,857,797
ASML Holding N.V.	35,245	3,591,250
Boskalis Westminster N.V.	8,773	431,980
Delta Lloyd N.V.	19,399	364,747
Gemalto N.V.	8,016	639,196
Heineken Holding N.V.	10,158	699,997
Heineken N.V.	23,238	1,774,462
ING Groep N.V. (CVA)*	388,682	5,700,943
Koninklijke Ahold N.V.	90,123	1,777,912
Koninklijke DSM N.V.	17,594	983,010
Koninklijke KPN N.V.	318,333	1,077,238
Koninklijke Philips N.V.	94,136	2,674,057
Koninklijke Vopak N.V.	7,122	393,580
NN Group N.V.*	15,839	447,912
OCI N.V.*	8,147	252,566
QIAGEN N.V.*	23,449	591,717
Randstad Holding N.V.	12,608	765,497
Royal Dutch Shell plc, Class A	391,831	11,644,766
Royal Dutch Shell plc, Class B	245,972	7,641,377
TNT Express N.V.	43,512	276,635
Wolters Kluwer N.V.	30,380	992,910

		46,032,803

New Zealand (0.1%)
Auckland International Airport Ltd.	94,525	317,461
Contact Energy Ltd.	38,822	173,448

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fletcher Building Ltd.	70,834	$445,427
Meridian Energy Ltd.	120,132	181,658
Mighty River Power Ltd.	66,767	154,509
Ryman Healthcare Ltd.	37,283	218,432
Spark New Zealand Ltd.	181,336	402,588

		1,893,523

Norway (0.4%)
DNB ASA	98,102	1,579,016
Gjensidige Forsikring ASA	20,752	358,474
Norsk Hydro ASA	135,800	713,230
Orkla ASA	82,009	620,351
Statoil ASA	112,776	1,992,594
Telenor ASA	76,273	1,541,514
Yara International ASA	18,330	932,657

		7,737,836

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	3,527,476	362,588
Banco Espirito Santo S.A. (Registered)*†	106,365	1
EDP - Energias de Portugal S.A.	232,582	871,036
Galp Energia SGPS S.A.	38,746	418,506
Jeronimo Martins SGPS S.A.	24,987	314,107

		1,966,238

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	198,656	374,625
CapitaCommercial Trust (REIT)	206,400	265,087
CapitaLand Ltd.	258,407	673,015
CapitaMall Trust (REIT)	237,182	379,666
City Developments Ltd.	42,569	311,788
ComfortDelGro Corp., Ltd.	201,050	423,228
DBS Group Holdings Ltd.	173,970	2,574,336
Genting Singapore plc	593,472	397,008
Global Logistic Properties Ltd.	309,600	596,351
Golden Agri-Resources Ltd.	722,995	224,029
Hutchison Port Holdings Trust (BATS Exchange), Class U	4,700	3,219
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	550,400	382,013
Jardine Cycle & Carriage Ltd.	11,742	350,966
Keppel Corp., Ltd.	147,125	962,303
Oversea-Chinese Banking Corp., Ltd.	301,225	2,318,038
Sembcorp. Industries Ltd.	96,509	295,940
Sembcorp. Marine Ltd.	88,768	188,580
Singapore Airlines Ltd.	55,248	481,031
Singapore Exchange Ltd.	82,062	486,484
Singapore Press Holdings Ltd.	164,797	502,881
Singapore Technologies Engineering Ltd.	153,479	388,754
Singapore Telecommunications Ltd.	797,045	2,540,663
StarHub Ltd.	58,152	184,322
Suntec Real Estate Investment Trust (REIT)	234,000	315,858
United Overseas Bank Ltd.	129,229	2,163,386
UOL Group Ltd.	49,249	273,172
Wilmar International Ltd.	198,874	470,942

		18,527,685

South Africa (0.0%)
Investec plc	56,827	470,888

Spain (2.2%)
Abertis Infraestructuras S.A.	41,106	742,941
ACS Actividades de Construccion y Servicios S.A.	18,007	637,803
Aena S.A.*§	6,052	608,508
Amadeus IT Holding S.A., Class A	45,036	1,931,220
Banco Bilbao Vizcaya Argentaria S.A.	627,328	6,330,923
Banco de Sabadell S.A.	344,804	842,610
Banco Popular Espanol S.A.	178,267	871,307
Banco Santander S.A.	1,415,779	10,648,114
Bankia S.A.*	461,312	642,236
Bankinter S.A.	66,694	508,449
CaixaBank S.A.	232,205	1,099,600
Distribuidora Internacional de Alimentacion S.A.	61,553	481,186
Enagas S.A.	19,707	564,015
Endesa S.A.	32,044	617,927
Ferrovial S.A.	41,051	872,901
Gas Natural SDG S.A.	35,961	807,303
Grifols S.A.	14,921	640,683
Iberdrola S.A.	519,349	3,346,934
Inditex S.A.	109,767	3,519,363
Mapfre S.A.	94,769	345,767
Red Electrica Corporacion S.A.	10,909	885,120
Repsol S.A.	105,601	1,963,907
Telefonica S.A.	424,178	6,035,907
Zardoya Otis S.A.	16,633	214,540

		45,159,264

Sweden (1.9%)
Alfa Laval AB	31,925	627,333
Assa Abloy AB, Class B	33,746	2,011,303
Atlas Copco AB, Class A	67,826	2,196,464
Atlas Copco AB, Class B	39,323	1,161,972
Boliden AB	27,426	544,579
Electrolux AB	24,170	692,272
Elekta AB, Class B	36,581	328,573
Getinge AB, Class B	20,685	511,581
Hennes & Mauritz AB, Class B	95,335	3,864,188
Hexagon AB, Class B	25,730	915,015
Husqvarna AB, Class B	39,972	289,187
ICA Gruppen AB	7,656	256,783
Industrivarden AB, Class C	16,289	306,129
Investment AB Kinnevik, Class B	23,851	795,168
Investor AB, Class B	45,546	1,814,566
Lundin Petroleum AB*	22,524	308,584
Nordea Bank AB	306,584	3,739,437
Sandvik AB	107,741	1,205,284
Securitas AB, Class B	30,587	438,949
Skandinaviska Enskilda Banken AB, Class A	153,591	1,796,695
Skanska AB, Class B	38,631	864,382
SKF AB, Class B	39,890	1,029,651
Svenska Cellulosa AB S.C.A., Class B	59,392	1,368,483
Svenska Handelsbanken AB, Class A	50,477	2,278,220
Swedbank AB, Class A	90,664	2,166,972
Swedish Match AB	20,196	594,038
Tele2 AB, Class B	32,989	394,460
Telefonaktiebolaget LM Ericsson, Class B	305,629	3,835,598
TeliaSonera AB	261,409	1,661,208

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo AB, Class B	154,830	$1,872,096

		39,869,170

Switzerland (6.3%)
ABB Ltd. (Registered)*	221,582	4,701,280
Actelion Ltd. (Registered)*	10,410	1,205,340
Adecco S.A. (Registered)*	17,232	1,435,527
Aryzta AG*	8,858	542,767
Baloise Holding AG (Registered)	4,810	635,707
Barry Callebaut AG (Registered)*	228	223,133
Chocoladefabriken Lindt & Sprungli AG	95	509,057
Chocoladefabriken Lindt & Sprungli AG (Registered)	11	696,008
Cie Financiere Richemont S.A. (Registered)	52,578	4,232,806
Coca-Cola HBC AG (CDI)*	21,061	378,067
Credit Suisse Group AG (Registered)*	153,465	4,131,543
EMS-Chemie Holding AG (Registered)	840	341,692
Geberit AG (Registered)	3,822	1,434,762
Givaudan S.A. (Registered)*	935	1,688,238
Glencore plc*	1,058,475	4,456,166
Holcim Ltd. (Registered)*	23,235	1,735,869
Julius Baer Group Ltd.*	22,688	1,137,620
Kuehne + Nagel International AG (Registered)	5,436	807,910
Lonza Group AG (Registered)*	5,399	674,435
Nestle S.A. (Registered)	324,570	24,504,850
Novartis AG (Registered)	231,518	22,894,620
Pargesa Holding S.A	3,037	213,050
Partners Group Holding AG	1,734	516,896
Roche Holding AG	70,696	19,493,906
Schindler Holding AG	4,417	735,075
Schindler Holding AG (Registered)	2,091	341,834
SGS S.A. (Registered)	546	1,044,518
Sika AG	216	772,755
Sonova Holding AG (Registered)	5,420	751,666
STMicroelectronics N.V.	62,264	580,349
Sulzer AG (Registered)*	2,396	263,344
Swatch Group AG	3,106	1,316,113
Swatch Group AG (Registered)	5,054	423,527
Swiss Life Holding AG (Registered)*	3,230	798,972
Swiss Prime Site AG (Registered)*	5,929	515,230
Swiss Reinsurance AG	35,311	3,417,887
Swisscom AG (Registered)	2,368	1,375,445
Syngenta AG (Registered)	9,347	3,179,223
Transocean Ltd.	36,535	526,181
UBS Group AG*	366,986	6,887,458
Wolseley plc	26,208	1,550,148
Zurich Insurance Group AG*	15,093	5,112,074

		128,183,048

United Kingdom (11.4%)
3i Group plc	98,132	701,847
Aberdeen Asset Management plc	94,022	640,623
Admiral Group plc	19,664	445,653
Aggreko plc	26,144	591,206
Amec Foster Wheeler plc	38,327	513,744
Anglo American plc	141,146	2,100,537
Antofagasta plc	39,905	430,344
ARM Holdings plc	141,869	2,322,760
Ashtead Group plc	50,183	805,978
Associated British Foods plc	36,004	1,504,181
AstraZeneca plc	127,209	8,721,464
Aviva plc	297,554	2,382,127
Babcock International Group plc	25,216	367,851
BAE Systems plc	318,154	2,466,669
Barclays plc	1,657,030	5,945,734
BG Group plc	343,923	4,224,968
BP plc	1,835,936	11,861,975
British American Tobacco plc	187,353	9,679,620
British Land Co. plc (REIT)	98,089	1,210,135
BT Group plc	819,192	5,307,414
Bunzl plc	33,520	909,482
Burberry Group plc	44,558	1,144,333
Capita plc	66,999	1,107,574
Centrica plc	503,027	1,886,796
CNH Industrial N.V.	95,385	781,046
Cobham plc	114,340	515,539
Compass Group plc	167,910	2,916,233
Croda International plc	13,636	553,505
Diageo plc	253,083	6,978,309
Direct Line Insurance Group plc	150,780	712,855
Dixons Carphone plc	98,367	601,856
easyJet plc	15,653	436,809
Fiat Chrysler Automobiles N.V.*	90,623	1,473,407
Friends Life Group Ltd.	140,431	860,174
G4S plc	157,825	692,214
GKN plc	163,662	870,065
GlaxoSmithKline plc	489,233	11,203,400
Hammerson plc (REIT)	78,309	771,958
Hargreaves Lansdown plc	24,334	415,614
HSBC Holdings plc	1,929,873	16,423,563
ICAP plc	53,550	418,428
IMI plc	27,789	524,952
Imperial Tobacco Group plc	96,481	4,235,385
Inmarsat plc	41,673	571,724
InterContinental Hotels Group plc	24,083	939,986
International Consolidated Airlines Group S.A.*	82,309	737,830
Intertek Group plc	15,956	590,716
Intu Properties plc (REIT)	94,033	485,221
ITV plc	385,498	1,445,562
J Sainsbury plc	123,444	472,446
Johnson Matthey plc	20,810	1,044,064
Kingfisher plc	234,061	1,320,843
Land Securities Group plc (REIT)	79,022	1,468,311
Legal & General Group plc	599,624	2,475,109
Lloyds Banking Group plc*	5,747,230	6,670,689
London Stock Exchange Group plc	22,999	837,599
Marks & Spencer Group plc	163,467	1,296,787
Meggitt plc	81,936	665,689
Melrose Industries plc	98,936	406,699
Merlin Entertainments plc§	58,075	379,930
National Grid plc	378,635	4,840,854
Next plc	15,439	1,608,602
Old Mutual plc	489,143	1,610,276
Pearson plc	82,394	1,771,381
Persimmon plc*	30,473	751,368
Persimmon plc (Interim CREST Entitlements)*†	30,473	42,943
Petrofac Ltd.	26,964	380,492

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential plc	258,221	$6,393,606
Randgold Resources Ltd.	8,741	606,551
Reckitt Benckiser Group plc	65,101	5,579,426
Reed Elsevier N.V.	70,530	1,758,380
Reed Elsevier plc	114,747	1,971,011
Rexam plc	69,987	600,477
Rio Tinto Ltd.	44,108	1,912,188
Rio Tinto plc	128,003	5,229,183
Rolls-Royce Holdings plc*	190,450	2,688,700
Royal Bank of Scotland Group plc*	257,328	1,294,438
Royal Mail plc	65,438	425,170
RSA Insurance Group plc	102,845	641,210
SABMiller plc	97,554	5,104,876
Sage Group plc	108,391	750,150
Schroders plc	12,551	594,760
Segro plc (REIT)	74,158	458,450
Severn Trent plc	24,146	737,215
Sky plc	103,043	1,516,309
Smith & Nephew plc	90,504	1,535,223
Smiths Group plc	39,452	653,234
Sports Direct International plc*	26,879	241,972
SSE plc	98,916	2,197,034
Standard Chartered plc	247,849	4,013,105
Standard Life plc (BATS Europe Exchange)	196,454	1,383,691
Standard Life plc (London Stock Exchange)†	240,112	260,013
Subsea 7 S.A.	28,398	243,975
Tate & Lyle plc	48,005	425,348
Tesco plc	819,098	2,931,323
Travis Perkins plc	24,598	710,527
Tullow Oil plc	92,468	386,119
Unilever N.V. (CVA)	163,935	6,858,026
Unilever plc	128,836	5,373,532
United Utilities Group plc	68,789	951,858
Vodafone Group plc	2,668,523	8,720,848
Weir Group plc	21,402	539,688
Whitbread plc	18,407	1,430,522
William Hill plc	86,877	477,473
WM Morrison Supermarkets plc	214,347	612,704
WPP plc	132,774	3,011,102

		232,692,865

United States (0.0%)
Carnival plc	18,455	901,926

Total Common Stocks (64.0%) (Cost $1,100,986,287)		1,307,253,220

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	627,328	90,387
Banco de Sabadell S.A., expiring 4/17/15*	344,804	87,497
Telefonica S.A., expiring 4/12/15*	424,178	68,415

Total Rights (0.0%) (Cost $–)		246,299

Total Investments (64.0%) (Cost $1,100,986,287)		1,307,499,519

Other Assets Less Liabilities (36.0%)		734,883,851

Net Assets (100%)		$2,042,383,370

*	Non-income producing.

†	Securities (totaling $302,957 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $1,190,959 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets	Market Value	% of Net Assets
Consumer Discretionary	$168,616,769	8.3%
Consumer Staples	144,785,856	7.1
Energy	66,793,842	3.3
Financials	339,781,896	16.6
Health Care	149,578,858	7.3
Industrials	165,758,545	8.1
Information Technology	64,314,971	3.2
Materials	96,896,283	4.7
Telecommunication Services	64,292,541	3.1
Utilities	46,679,958	2.3
Cash and Other	734,883,851	36.0

		100.0%

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,302,260	$—	$98,953	$4,601,813	$—	$(8,579)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	7,563	June-15	$293,533,948	$295,277,118	$1,743,170
E-Mini MSCI EAFE Index	31	June-15	2,800,607	2,836,345	35,738
FTSE 100 Index	1,770	June-15	175,882,621	176,625,322	742,701
SPI 200 Index	618	June-15	68,273,396	69,263,458	990,062
TOPIX Index	1,464	June-15	187,050,676	188,409,055	1,358,379

					$4,870,050

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar,expiring 6/12/15	HSBC Bank plc	14,000	$20,757,424	$21,042,409	$(284,985)
European Union Euro vs. U.S. Dollar, expiring 6/12/15	HSBC Bank plc	30,000	32,288,990	31,797,057	491,933

					$206,948

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$168,573,826	$42,943	$168,616,769
Consumer Staples	—	144,785,856	—	144,785,856
Energy	—	66,793,842	—	66,793,842
Financials	—	339,343,998	260,014	339,604,012
Health Care	—	149,578,858	—	149,578,858
Industrials	133,421	165,625,124	—	165,758,545
Information Technology	—	64,314,971	—	64,314,971
Materials	—	96,896,283	—	96,896,283
Telecommunication Services	—	64,224,126	—	64,224,126
Utilities	—	46,679,958	—	46,679,958
Forward Currency Contracts	—	491,933	—	491,933
Futures	4,870,050	—	—	4,870,050
Rights
Financials	—	177,884	—	177,884
Telecommunication Services	—	68,415	—	68,415

Total Assets	$5,003,471	$1,307,555,074	$302,957	$1,312,861,502

Liabilities:
Forward Currency Contracts	$—	$(284,985)	$—	$(284,985)

Total Liabilities	$—	$(284,985)	$—	$(284,985)

Total	$5,003,471	$1,307,270,089	$302,957	$1,312,576,517

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,822,135
Aggregate gross unrealized depreciation	(152,721,248)

Net unrealized appreciation	$198,100,887

Federal income tax cost of investments	$1,109,398,632

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.3%)
BorgWarner, Inc.	34,118	$2,063,457
Delphi Automotive plc	43,992	3,507,922
Goodyear Tire & Rubber Co.	40,772	1,104,106
Johnson Controls, Inc.	99,364	5,011,920

		11,687,405

Automobiles (0.4%)
Ford Motor Co.	588,321	9,495,501
General Motors Co.	203,222	7,620,825
Harley-Davidson, Inc.	31,854	1,934,812

		19,051,138

Distributors (0.0%)
Genuine Parts Co.	22,941	2,137,872

Diversified Consumer Services (0.0%)
H&R Block, Inc.	41,386	1,327,249

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	67,650	3,236,376
Chipotle Mexican Grill, Inc.*	4,754	3,092,667
Darden Restaurants, Inc.	18,597	1,289,516
Marriott International, Inc., Class A	31,546	2,533,775
McDonald’s Corp.	145,225	14,150,724
Royal Caribbean Cruises Ltd.	24,803	2,030,126
Starbucks Corp.	112,654	10,668,334
Starwood Hotels & Resorts Worldwide, Inc.	26,260	2,192,710
Wyndham Worldwide Corp.	18,305	1,656,053
Wynn Resorts Ltd.	12,162	1,530,953
Yum! Brands, Inc.	65,384	5,147,028

		47,528,262

Household Durables (0.3%)
D.R. Horton, Inc.	49,962	1,422,918
Garmin Ltd.	18,119	861,015
Harman International Industries, Inc.	10,293	1,375,454
Leggett & Platt, Inc.	20,685	953,372
Lennar Corp., Class A	26,829	1,390,010
Mohawk Industries, Inc.*	9,304	1,728,218
Newell Rubbermaid, Inc.	40,703	1,590,266
PulteGroup, Inc.	49,598	1,102,563
Whirlpool Corp.	11,787	2,381,681

		12,805,497

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	57,231	21,295,655
Expedia, Inc.	14,877	1,400,372
Netflix, Inc.*	9,104	3,793,546
Priceline Group, Inc.*	7,926	9,227,053
TripAdvisor, Inc.*	16,738	1,392,099

		37,108,725

Leisure Products (0.1%)
Hasbro, Inc.	16,841	1,065,025
Mattel, Inc.	50,504	1,154,016

		2,219,041

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	33,036	604,559
CBS Corp. (Non-Voting), Class B	69,968	4,242,160
Comcast Corp., Class A	384,284	21,700,517
DIRECTV*	75,568	6,430,837
Discovery Communications, Inc., Class A*	22,333	686,963
Discovery Communications, Inc., Class C*	40,526	1,194,504
Gannett Co., Inc.	34,055	1,262,759
Interpublic Group of Cos., Inc.	62,306	1,378,209
News Corp., Class A*	75,069	1,201,854
Omnicom Group, Inc.	37,183	2,899,530
Scripps Networks Interactive, Inc., Class A	14,866	1,019,213
Time Warner Cable, Inc.	42,201	6,325,086
Time Warner, Inc.	125,413	10,589,874
Twenty-First Century Fox, Inc., Class A	276,439	9,354,696
Viacom, Inc., Class B	55,120	3,764,696
Walt Disney Co.	234,963	24,645,269

		97,300,726

Multiline Retail (0.5%)
Dollar General Corp.*	45,641	3,440,418
Dollar Tree, Inc.*	30,963	2,512,493
Family Dollar Stores, Inc.	14,626	1,158,964
Kohl’s Corp.	30,397	2,378,565
Macy’s, Inc.	51,435	3,338,646
Nordstrom, Inc.	21,119	1,696,278
Target Corp.	95,825	7,864,358

		22,389,722

Specialty Retail (1.6%)
AutoNation, Inc.*	11,243	723,262
AutoZone, Inc.*	4,853	3,310,522
Bed Bath & Beyond, Inc.*	27,907	2,142,560
Best Buy Co., Inc.	43,748	1,653,237
CarMax, Inc.*	31,968	2,206,112
GameStop Corp., Class A	16,332	619,963
Gap, Inc.	39,930	1,730,167
Home Depot, Inc.	198,201	22,517,616
L Brands, Inc.	36,939	3,482,978
Lowe’s Cos., Inc.	146,287	10,882,290
O’Reilly Automotive, Inc.*	15,316	3,311,932
Ross Stores, Inc.	31,244	3,291,868
Staples, Inc.	96,276	1,567,855
Tiffany & Co.	16,923	1,489,393
TJX Cos., Inc.	103,062	7,219,493
Tractor Supply Co.	20,473	1,741,433
Urban Outfitters, Inc.*	14,938	681,920

		68,572,601

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	41,407	1,715,492
Fossil Group, Inc.*	6,717	553,817
Hanesbrands, Inc.	60,569	2,029,667
Michael Kors Holdings Ltd.*	30,565	2,009,649
NIKE, Inc., Class B	105,101	10,544,783
PVH Corp.	12,401	1,321,451
Ralph Lauren Corp.	9,090	1,195,335
Under Armour, Inc., Class A*	25,092	2,026,179
VF Corp.	51,672	3,891,418

		25,287,791

Total Consumer Discretionary		347,416,029

Consumer Staples (6.2%)
Beverages (1.4%)
Brown-Forman Corp., Class B	23,445	2,118,256
Coca-Cola Co.	591,693	23,993,151
Coca-Cola Enterprises, Inc.	32,996	1,458,423

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A*	25,312	$2,941,507
Dr. Pepper Snapple Group, Inc.	28,957	2,272,545
Molson Coors Brewing Co., Class B	23,949	1,783,003
Monster Beverage Corp.*	21,914	3,032,788
PepsiCo, Inc.	223,743	21,394,306

		58,993,979

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	66,046	10,005,639
CVS Health Corp.	170,447	17,591,835
Kroger Co.	73,834	5,660,114
Sysco Corp.	88,778	3,349,594
Walgreens Boots Alliance, Inc.	131,130	11,104,088
Wal-Mart Stores, Inc.	237,520	19,536,020
Whole Foods Market, Inc.	54,132	2,819,195

		70,066,485

Food Products (1.1%)
Archer-Daniels-Midland Co.	95,780	4,539,972
Campbell Soup Co.	26,622	1,239,254
ConAgra Foods, Inc.	63,973	2,336,934
General Mills, Inc.	90,766	5,137,355
Hershey Co.	22,259	2,246,156
Hormel Foods Corp.	20,155	1,145,812
J.M. Smucker Co.	15,308	1,771,595
Kellogg Co.	37,955	2,503,132
Keurig Green Mountain, Inc.	18,281	2,042,536
Kraft Foods Group, Inc.	88,407	7,701,576
McCormick & Co., Inc. (Non-Voting)	19,300	1,488,223
Mead Johnson Nutrition Co.	30,453	3,061,440
Mondelez International, Inc., Class A	249,814	9,015,787
Tyson Foods, Inc., Class A	43,949	1,683,247

		45,913,019

Household Products (1.2%)
Clorox Co.	19,645	2,168,612
Colgate-Palmolive Co.	128,455	8,907,070
Kimberly-Clark Corp.	55,358	5,929,395
Procter & Gamble Co.	406,165	33,281,160

		50,286,237

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	33,556	2,790,517

Tobacco (0.9%)
Altria Group, Inc.	296,508	14,831,330
Lorillard, Inc.	54,086	3,534,520
Philip Morris International, Inc.	233,058	17,556,259
Reynolds American, Inc.	46,283	3,189,362

		39,111,471

Total Consumer Staples		267,161,708

Energy (5.2%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	65,246	4,148,341
Cameron International Corp.*	29,274	1,320,843
Diamond Offshore Drilling, Inc.	9,867	264,337
Ensco plc, Class A	35,190	741,453
FMC Technologies, Inc.*	34,665	1,282,952
Halliburton Co.	127,648	5,601,194
Helmerich & Payne, Inc.	16,204	1,103,006
National Oilwell Varco, Inc.	62,840	3,141,372
Noble Corp. plc	37,350	533,358
Schlumberger Ltd.	192,432	16,056,526
Transocean Ltd.	51,139	750,209

		34,943,591

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	76,163	6,307,058
Apache Corp.	56,623	3,416,066
Cabot Oil & Gas Corp.	62,077	1,833,134
Chesapeake Energy Corp.	77,883	1,102,823
Chevron Corp.#	283,331	29,744,088
Cimarex Energy Co.	13,157	1,514,239
ConocoPhillips Co.	185,092	11,523,828
CONSOL Energy, Inc.	34,543	963,404
Devon Energy Corp.	57,988	3,497,256
EOG Resources, Inc.	82,442	7,559,107
EQT Corp.	22,794	1,888,939
Exxon Mobil Corp.	633,263	53,827,355
Hess Corp.	37,162	2,522,185
Kinder Morgan, Inc.	255,887	10,762,607
Marathon Oil Corp.	101,419	2,648,050
Marathon Petroleum Corp.	41,497	4,248,878
Murphy Oil Corp.	25,080	1,168,728
Newfield Exploration Co.*	23,996	842,020
Noble Energy, Inc.	57,751	2,824,024
Occidental Petroleum Corp.	116,183	8,481,359
ONEOK, Inc.	31,319	1,510,829
Phillips 66	82,291	6,468,073
Pioneer Natural Resources Co.	22,380	3,659,354
QEP Resources, Inc.	24,500	510,825
Range Resources Corp.	25,000	1,301,000
Southwestern Energy Co.*	57,463	1,332,567
Spectra Energy Corp.	100,888	3,649,119
Tesoro Corp.	18,773	1,713,787
Valero Energy Corp.	77,821	4,950,972
Williams Cos., Inc.	101,167	5,118,038

		186,889,712

Total Energy		221,833,303

Financials (10.5%)
Banks (3.7%)
Bank of America Corp.	1,581,753	24,343,179
BB&T Corp.	108,324	4,223,553
Citigroup, Inc.	455,906	23,488,277
Comerica, Inc.	26,725	1,206,099
Fifth Third Bancorp	123,059	2,319,662
Huntington Bancshares, Inc./Ohio	122,017	1,348,288
JPMorgan Chase & Co.	561,220	33,998,707
KeyCorp	129,269	1,830,449
M&T Bank Corp.	19,986	2,538,222
PNC Financial Services Group, Inc.	78,683	7,336,403
Regions Financial Corp.	204,148	1,929,199
SunTrust Banks, Inc./Georgia	78,640	3,231,318
U.S. Bancorp/Minnesota	268,291	11,716,268
Wells Fargo & Co.	706,981	38,459,766
Zions Bancorp	30,519	824,013

		158,793,403

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	8,301	1,782,889
Ameriprise Financial, Inc.	27,579	3,608,436
Bank of New York Mellon Corp.	168,157	6,766,638
BlackRock, Inc.	19,115	6,993,032
Charles Schwab Corp.	173,165	5,271,143
E*TRADE Financial Corp.*	43,057	1,229,493
Franklin Resources, Inc.	58,930	3,024,288
Goldman Sachs Group, Inc.	60,947	11,456,207
Invesco Ltd.	64,585	2,563,379

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Legg Mason, Inc.	14,937	$824,522
Morgan Stanley	230,883	8,240,214
Northern Trust Corp.	33,148	2,308,758
State Street Corp.	62,312	4,581,801
T. Rowe Price Group, Inc.	39,132	3,168,909

		61,819,709

Consumer Finance (0.5%)
American Express Co.	132,607	10,359,259
Capital One Financial Corp.	83,252	6,561,922
Discover Financial Services	67,625	3,810,669
Navient Corp.	60,896	1,238,016

		21,969,866

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	274,224	39,576,008
CME Group, Inc./Illinois	47,643	4,512,268
Intercontinental Exchange, Inc.	16,914	3,945,529
Leucadia National Corp.	47,525	1,059,332
McGraw Hill Financial, Inc.	41,041	4,243,639
Moody’s Corp.	27,057	2,808,517
NASDAQ OMX Group, Inc.	17,686	900,925

		57,046,218

Insurance (1.8%)
ACE Ltd.	49,509	5,519,758
Aflac, Inc.	66,664	4,267,163
Allstate Corp.	62,764	4,466,914
American International Group, Inc.	208,153	11,404,703
Aon plc	42,401	4,075,584
Assurant, Inc.	10,477	643,393
Chubb Corp.	35,088	3,547,397
Cincinnati Financial Corp.	22,118	1,178,447
Genworth Financial, Inc., Class A*	74,686	545,955
Hartford Financial Services Group, Inc.	64,143	2,682,460
Lincoln National Corp.	38,584	2,217,037
Loews Corp.	44,853	1,831,348
Marsh & McLennan Cos., Inc.	81,081	4,547,833
MetLife, Inc.	169,152	8,550,634
Principal Financial Group, Inc.	41,087	2,110,639
Progressive Corp.	80,485	2,189,192
Prudential Financial, Inc.	68,484	5,499,950
Torchmark Corp.	19,145	1,051,443
Travelers Cos., Inc.	48,970	5,295,126
Unum Group	37,510	1,265,212
XL Group plc	38,344	1,411,059

		74,301,247

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	63,367	5,966,003
Apartment Investment & Management Co. (REIT), Class A	23,391	920,670
AvalonBay Communities, Inc. (REIT)	19,834	3,456,075
Boston Properties, Inc. (REIT)	23,088	3,243,402
Crown Castle International Corp. (REIT)	50,242	4,146,975
Equity Residential (REIT)	54,609	4,251,857
Essex Property Trust, Inc. (REIT)	9,748	2,241,065
General Growth Properties, Inc. (REIT)	94,433	2,790,495
HCP, Inc. (REIT)	69,143	2,987,669
Health Care REIT, Inc. (REIT)	52,249	4,041,983
Host Hotels & Resorts, Inc. (REIT)	113,847	2,297,432
Iron Mountain, Inc. (REIT)	27,990	1,021,075
Kimco Realty Corp. (REIT)	61,945	1,663,223
Macerich Co. (REIT)	21,173	1,785,519
Plum Creek Timber Co., Inc. (REIT)	26,420	1,147,949
Prologis, Inc. (REIT)	76,277	3,322,626
Public Storage (REIT)	21,898	4,316,972
Simon Property Group, Inc. (REIT)	46,808	9,157,517
SL Green Realty Corp. (REIT)	14,905	1,913,504
Ventas, Inc. (REIT)	47,593	3,475,241
Vornado Realty Trust (REIT)	26,264	2,941,568
Weyerhaeuser Co. (REIT)	78,853	2,613,977

		69,702,797

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	41,987	1,625,317

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	72,533	760,146
People’s United Financial, Inc.	46,371	704,839

		1,464,985

Total Financials		446,723,542

Health Care (9.6%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	30,157	5,226,208
Amgen, Inc.	114,239	18,261,104
Biogen, Inc.*	35,430	14,959,963
Celgene Corp.*	120,304	13,868,645
Gilead Sciences, Inc.*	225,175	22,096,423
Regeneron Pharmaceuticals, Inc.*	11,136	5,027,682
Vertex Pharmaceuticals, Inc.*	36,329	4,285,732

		83,725,757

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	226,723	10,504,077
Baxter International, Inc.	81,557	5,586,654
Becton, Dickinson and Co.	31,350	4,501,508
Boston Scientific Corp.*	199,804	3,546,521
C.R. Bard, Inc.	11,182	1,871,308
DENTSPLY International, Inc.	21,065	1,071,998
Edwards Lifesciences Corp.*	16,200	2,307,852
Intuitive Surgical, Inc.*	5,495	2,775,140
Medtronic plc	213,768	16,671,766
St. Jude Medical, Inc.	42,498	2,779,369
Stryker Corp.	44,944	4,146,084
Varian Medical Systems, Inc.*	15,007	1,412,009
Zimmer Holdings, Inc.	25,522	2,999,345

		60,173,631

Health Care Providers & Services (1.8%)
Aetna, Inc.	52,850	5,630,110
AmerisourceBergen Corp.	31,318	3,559,917
Anthem, Inc.	40,374	6,234,149
Cardinal Health, Inc.	49,677	4,484,343
Cigna Corp.	39,033	5,052,431
DaVita HealthCare Partners, Inc.*	25,900	2,105,152
Express Scripts Holding Co.*	109,707	9,519,276
HCA Holdings, Inc.*	44,824	3,372,110
Henry Schein, Inc.*	12,677	1,769,963
Humana, Inc.	22,780	4,055,296
Laboratory Corp. of America Holdings*	15,054	1,898,159

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	34,959	$7,907,726
Patterson Cos., Inc.	12,733	621,243
Quest Diagnostics, Inc.	21,665	1,664,955
Tenet Healthcare Corp.*	14,806	733,045
UnitedHealth Group, Inc.	143,782	17,007,973
Universal Health Services, Inc., Class B	13,747	1,618,159

		77,234,007

Health Care Technology (0.1%)
Cerner Corp.*	45,775	3,353,476

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	50,341	2,091,669
PerkinElmer, Inc.	16,970	867,846
Thermo Fisher Scientific, Inc.	59,907	8,047,906
Waters Corp.*	12,528	1,557,481

		12,564,902

Pharmaceuticals (4.1%)
AbbVie, Inc.	239,668	14,030,165
Actavis plc*	57,773	17,194,272
Bristol-Myers Squibb Co.	249,737	16,108,037
Eli Lilly & Co.	147,191	10,693,426
Endo International plc*	26,001	2,332,290
Hospira, Inc.*	25,689	2,256,522
Johnson & Johnson	419,229	42,174,437
Mallinckrodt plc*	17,554	2,223,214
Merck & Co., Inc.	427,538	24,574,884
Mylan N.V.*	56,060	3,327,161
Perrigo Co. plc	21,204	3,510,322
Pfizer, Inc.	932,032	32,425,393
Zoetis, Inc.	75,257	3,483,647

		174,333,770

Total Health Care		411,385,543

Industrials (6.7%)
Aerospace & Defense (1.8%)
Boeing Co.	99,058	14,866,625
General Dynamics Corp.	47,398	6,433,330
Honeywell International, Inc.	117,738	12,281,251
L-3 Communications Holdings, Inc.	12,592	1,583,948
Lockheed Martin Corp.	40,360	8,191,465
Northrop Grumman Corp.	30,066	4,839,423
Precision Castparts Corp.	21,381	4,490,010
Raytheon Co.	46,333	5,061,880
Rockwell Collins, Inc.	20,034	1,934,283
Textron, Inc.	41,525	1,840,803
United Technologies Corp.	125,588	14,718,914

		76,241,932

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	21,961	1,607,984
Expeditors International of Washington, Inc.	28,685	1,382,043
FedEx Corp.	39,666	6,562,740
United Parcel Service, Inc., Class B	104,607	10,140,603

		19,693,370

Airlines (0.4%)
American Airlines Group, Inc.	108,379	5,720,244
Delta Air Lines, Inc.	124,720	5,607,411
Southwest Airlines Co.	101,823	4,510,759

		15,838,414

Building Products (0.1%)
Allegion plc	14,399	880,787
Masco Corp.	53,049	1,416,408

		2,297,195

Commercial Services & Supplies (0.3%)
ADT Corp.	25,778	1,070,303
Cintas Corp.	14,662	1,196,859
Pitney Bowes, Inc.	30,254	705,523
Republic Services, Inc.	37,797	1,533,046
Stericycle, Inc.*	12,749	1,790,342
Tyco International plc	62,996	2,712,608
Waste Management, Inc.	64,114	3,476,902

		12,485,583

Construction & Engineering (0.1%)
Fluor Corp.	22,225	1,270,381
Jacobs Engineering Group, Inc.*	19,304	871,768
Quanta Services, Inc.*	32,126	916,555

		3,058,704

Electrical Equipment (0.3%)
AMETEK, Inc.	36,616	1,923,805
Eaton Corp. plc	71,322	4,845,617
Emerson Electric Co.	103,550	5,863,001
Rockwell Automation, Inc.	20,372	2,362,948

		14,995,371

Industrial Conglomerates (1.5%)
3M Co.	95,795	15,801,385
Danaher Corp.	92,169	7,825,148
General Electric Co.#	1,512,176	37,517,087
Roper Industries, Inc.	15,117	2,600,124

		63,743,744

Machinery (0.9%)
Caterpillar, Inc.	91,084	7,289,452
Cummins, Inc.	25,454	3,528,943
Deere & Co.	52,195	4,576,980
Dover Corp.	24,578	1,698,831
Flowserve Corp.	20,259	1,144,431
Illinois Tool Works, Inc.	53,141	5,162,117
Ingersoll-Rand plc	39,716	2,703,865
Joy Global, Inc.	14,754	578,062
PACCAR, Inc.	53,235	3,361,258
Pall Corp.	15,995	1,605,738
Parker-Hannifin Corp.	21,819	2,591,661
Pentair plc	27,714	1,742,933
Snap-on, Inc.	8,800	1,294,128
Stanley Black & Decker, Inc.	23,633	2,253,643
Xylem, Inc.	27,107	949,287

		40,481,329

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,375	689,935
Equifax, Inc.	17,907	1,665,351
Nielsen N.V.	48,075	2,142,703
Robert Half International, Inc.	20,248	1,225,409

		5,723,398

Road & Rail (0.6%)
CSX Corp.	149,214	4,941,968
Kansas City Southern	16,601	1,694,630
Norfolk Southern Corp.	46,374	4,772,812
Ryder System, Inc.	7,997	758,835
Union Pacific Corp.	133,026	14,408,046

		26,576,291

Trading Companies & Distributors (0.1%)
Fastenal Co.	40,871	1,693,490
United Rentals, Inc.*	14,735	1,343,243

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	9,055	$2,135,259

		5,171,992

Total Industrials		286,307,323

Information Technology (12.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	768,164	21,143,714
F5 Networks, Inc.*	10,998	1,264,110
Harris Corp.	15,710	1,237,320
Juniper Networks, Inc.	54,396	1,228,262
Motorola Solutions, Inc.	28,639	1,909,362
QUALCOMM, Inc.	248,831	17,253,941

		44,036,709

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	46,540	2,742,602
Corning, Inc.	191,752	4,348,935
FLIR Systems, Inc.	21,063	658,851
TE Connectivity Ltd.	61,077	4,374,335

		12,124,723

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	26,814	1,905,000
eBay, Inc.*	167,307	9,650,268
Equinix, Inc. (REIT)	8,534	1,987,142
Facebook, Inc., Class A*	315,200	25,914,168
Google, Inc., Class A*	42,920	23,807,724
Google, Inc., Class C*	42,974	23,549,752
VeriSign, Inc.*	16,172	1,083,039
Yahoo!, Inc.*	131,535	5,844,758

		93,741,851

IT Services (2.2%)
Accenture plc, Class A	94,417	8,845,929
Alliance Data Systems Corp.*	9,508	2,816,745
Automatic Data Processing, Inc.	71,907	6,158,115
Cognizant Technology Solutions Corp., Class A*	91,570	5,713,052
Computer Sciences Corp.	21,196	1,383,675
Fidelity National Information Services, Inc.	42,783	2,911,811
Fiserv, Inc.*	36,243	2,877,694
International Business Machines Corp.#	138,336	22,202,928
MasterCard, Inc., Class A	147,012	12,700,367
Paychex, Inc.	49,096	2,435,898
Teradata Corp.*	22,265	982,777
Total System Services, Inc.	24,660	940,779
Visa, Inc., Class A	290,704	19,014,948
Western Union Co.	78,486	1,633,294
Xerox Corp.	159,188	2,045,566

		92,663,578

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	45,207	1,939,832
Analog Devices, Inc.	46,823	2,949,849
Applied Materials, Inc.	184,074	4,152,710
Avago Technologies Ltd.	38,385	4,874,127
Broadcom Corp., Class A	81,532	3,529,928
First Solar, Inc.*	11,294	675,268
Intel Corp.	718,210	22,458,427
KLA-Tencor Corp.	24,428	1,423,908
Lam Research Corp.	23,967	1,683,322
Linear Technology Corp.	35,857	1,678,108
Microchip Technology, Inc.	30,172	1,475,411
Micron Technology, Inc.*	161,694	4,386,758
NVIDIA Corp.	77,641	1,624,638
Skyworks Solutions, Inc.	28,712	2,822,103
Texas Instruments, Inc.	158,043	9,037,689
Xilinx, Inc.	39,258	1,660,613

		66,372,691

Software (2.3%)
Adobe Systems, Inc.*	71,470	5,284,492
Autodesk, Inc.*	34,071	1,997,923
CA, Inc.	47,998	1,565,215
Citrix Systems, Inc.*	24,098	1,539,139
Electronic Arts, Inc.*	46,714	2,747,484
Intuit, Inc.	42,147	4,086,573
Microsoft Corp.	1,236,064	50,252,182
Oracle Corp.	483,814	20,876,574
Red Hat, Inc.*	27,914	2,114,486
Salesforce.com, Inc.*	89,816	6,000,607
Symantec Corp.	103,005	2,406,712

		98,871,387

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.#	878,366	109,295,081
EMC Corp.	301,730	7,712,219
Hewlett-Packard Co.	276,276	8,608,760
NetApp, Inc.	46,883	1,662,471
SanDisk Corp.	32,537	2,070,004
Seagate Technology plc	49,321	2,566,172
Western Digital Corp.	32,700	2,976,027

		134,890,734

Total Information Technology		542,701,673

Materials (2.0%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	29,034	4,392,264
Airgas, Inc.	10,202	1,082,534
CF Industries Holdings, Inc.	7,336	2,081,077
Dow Chemical Co.	164,644	7,899,619
E.I. du Pont de Nemours & Co.	136,190	9,733,499
Eastman Chemical Co.	22,354	1,548,238
Ecolab, Inc.	40,517	4,634,334
FMC Corp.	20,034	1,146,947
International Flavors & Fragrances, Inc.	12,177	1,429,580
LyondellBasell Industries N.V., Class A	60,695	5,329,021
Monsanto Co.	72,759	8,188,298
Mosaic Co.	47,006	2,165,096
PPG Industries, Inc.	20,599	4,645,898
Praxair, Inc.	43,598	5,264,023
Sherwin-Williams Co.	12,216	3,475,452
Sigma-Aldrich Corp.	17,937	2,479,790

		65,495,670

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,304	1,300,699
Vulcan Materials Co.	19,859	1,674,114

		2,974,813

Containers & Packaging (0.1%)
Avery Dennison Corp.	13,628	721,057
Ball Corp.	20,593	1,454,689
MeadWestvaco Corp.	25,087	1,251,089
Owens-Illinois, Inc.*	24,749	577,147
Sealed Air Corp.	31,651	1,442,020

		5,446,002

Metals & Mining (0.2%)
Alcoa, Inc.	181,181	2,340,858
Allegheny Technologies, Inc.	16,219	486,732
Freeport-McMoRan, Inc.	156,344	2,962,719
Newmont Mining Corp.	74,936	1,626,860

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	47,956	$2,279,349

		9,696,518

Paper & Forest Products (0.1%)
International Paper Co.	63,553	3,526,556

Total Materials		87,139,559

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	780,316	25,477,317
CenturyLink, Inc.	85,416	2,951,123
Frontier Communications Corp.	149,403	1,053,291
Level 3 Communications, Inc.*	42,578	2,292,400
Verizon Communications, Inc.	624,526	30,370,699
Windstream Holdings, Inc.	90,727	671,380

Total Telecommunication Services		62,816,210

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	73,535	4,136,344
Duke Energy Corp.	106,341	8,164,862
Edison International	48,950	3,057,906
Entergy Corp.	27,138	2,102,924
Eversource Energy	47,582	2,403,843
Exelon Corp.	129,250	4,344,092
FirstEnergy Corp.	63,293	2,219,053
NextEra Energy, Inc.	66,278	6,896,226
Pepco Holdings, Inc.	37,932	1,017,715
Pinnacle West Capital Corp.	16,642	1,060,927
PPL Corp.	100,121	3,370,073
Southern Co.	136,158	6,029,076
Xcel Energy, Inc.	76,044	2,647,092

		47,450,133

Gas Utilities (0.0%)
AGL Resources, Inc.	17,778	882,678

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	97,843	1,257,282
NRG Energy, Inc.	50,362	1,268,619

		2,525,901

Multi-Utilities (0.8%)
Ameren Corp.	36,457	1,538,485
CenterPoint Energy, Inc.	64,569	1,317,853
CMS Energy Corp.	41,404	1,445,414
Consolidated Edison, Inc.	44,022	2,685,342
Dominion Resources, Inc.	88,212	6,251,585
DTE Energy Co.	26,610	2,147,161
Integrys Energy Group, Inc.	11,984	863,088
NiSource, Inc.	47,489	2,097,114
PG&E Corp.	71,484	3,793,656
Public Service Enterprise Group, Inc.	76,100	3,190,112
SCANA Corp.	21,443	1,179,151
Sempra Energy	34,765	3,790,080
TECO Energy, Inc.	35,291	684,645
Wisconsin Energy Corp.	33,824	1,674,288

		32,657,974

Total Utilities		83,516,686

Total Investments (64.5%) (Cost $1,507,611,455)		2,757,001,576
Other Assets Less Liabilities (35.5%)		1,514,576,771

Net Assets (100%)		$4,271,578,347

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,091,486.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	14,717	June-15	$1,498,219,896	$1,516,439,680	$18,219,784

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$347,416,029	$—	$—	$347,416,029
Consumer Staples	267,161,708	—	—	267,161,708
Energy	221,833,303	—	—	221,833,303
Financials	446,723,542	—	—	446,723,542
Health Care	411,385,543	—	—	411,385,543
Industrials	286,307,323	—	—	286,307,323
Information Technology	542,701,673	—	—	542,701,673
Materials	87,139,559	—	—	87,139,559
Telecommunication Services	62,816,210	—	—	62,816,210
Utilities	83,516,686	—	—	83,516,686
Futures	18,219,784	—	—	18,219,784

Total Assets	$2,775,221,360	$—	$—	$2,775,221,360

Total Liabilities	$—	$—	$—	$—

Total	$2,775,221,360	$—	$—	$2,775,221,360

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,280,842,562
Aggregate gross unrealized depreciation	(32,682,792)

Net unrealized appreciation	$1,248,159,770

Federal income tax cost of investments	$1,508,841,806

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.3%)
Dana Holding Corp.	15,608	$330,265
Gentex Corp.	27,893	510,442

		840,707

Automobiles (0.1%)
Thor Industries, Inc.	4,432	280,147

Distributors (0.3%)
LKQ Corp.*	28,761	735,131

Diversified Consumer Services (0.6%)
Apollo Education Group, Inc.*	9,057	171,358
DeVry Education Group, Inc.	5,358	178,743
Graham Holdings Co., Class B	451	473,383
Service Corp. International	19,171	499,405
Sotheby’s, Inc.	5,842	246,883

		1,569,772

Hotels, Restaurants & Leisure (1.2%)
Brinker International, Inc.	6,015	370,284
Buffalo Wild Wings, Inc.*	1,789	324,238
Cheesecake Factory, Inc.	4,418	217,940
Domino’s Pizza, Inc.	5,284	531,306
International Game Technology	23,393	407,272
International Speedway Corp., Class A	2,587	84,362
Life Time Fitness, Inc.*	3,390	240,554
Panera Bread Co., Class A*	2,424	387,828
Wendy’s Co.	26,085	284,327

		2,848,111

Household Durables (1.2%)
Jarden Corp.*	16,983	898,400
KB Home	8,535	133,317
M.D.C. Holdings, Inc.	3,636	103,626
NVR, Inc.*	383	508,877
Tempur Sealy International, Inc.*	5,724	330,504
Toll Brothers, Inc.*	15,140	595,607
Tupperware Brands Corp.	4,692	323,842

		2,894,173

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,063	208,988

Leisure Products (0.6%)
Brunswick Corp.	8,813	453,429
Polaris Industries, Inc.	5,841	824,165
Vista Outdoor, Inc.*	6,057	259,361

		1,536,955

Media (0.9%)
AMC Networks, Inc., Class A*	5,569	426,808
Cinemark Holdings, Inc.	9,864	444,570
DreamWorks Animation SKG, Inc., Class A*	6,861	166,036
John Wiley & Sons, Inc., Class A	4,355	266,265
Live Nation Entertainment, Inc.*	13,650	344,390
Meredith Corp.	3,437	191,681
New York Times Co., Class A	12,410	170,762
Time, Inc.	10,337	231,962

		2,242,474

Multiline Retail (0.2%)
Big Lots, Inc.	5,082	244,088
J.C. Penney Co., Inc.*	28,897	243,024

		487,112

Specialty Retail (2.8%)
Aaron’s, Inc.	6,046	171,162
Abercrombie & Fitch Co., Class A	6,533	143,987
Advance Auto Parts, Inc.	6,968	1,043,040
American Eagle Outfitters, Inc.	16,617	283,818
ANN, Inc.*	4,270	175,198
Ascena Retail Group, Inc.*	12,422	180,243
Cabela’s, Inc.*	4,553	254,877
Chico’s FAS, Inc.	14,517	256,806
CST Brands, Inc.	7,323	320,967
Dick’s Sporting Goods, Inc.	9,301	530,064
Foot Locker, Inc.	13,429	846,027
Guess?, Inc.	5,979	111,150
Murphy USA, Inc.*	4,058	293,678
Office Depot, Inc.*	46,502	427,819
Rent-A-Center, Inc.	4,955	135,965
Signet Jewelers Ltd.	7,625	1,058,274
Williams-Sonoma, Inc.	8,158	650,274

		6,883,349

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.	5,044	466,419
Deckers Outdoor Corp.*	3,242	236,245
Kate Spade & Co.*	12,024	401,481

		1,104,145

Total Consumer Discretionary		21,631,064

Consumer Staples (2.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	863	230,766

Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	19,556	227,436
United Natural Foods, Inc.*	4,785	368,637

		596,073

Food Products (1.3%)
Dean Foods Co.	8,916	147,381
Flowers Foods, Inc.	17,370	394,994
Hain Celestial Group, Inc.*	9,687	620,452
Ingredion, Inc.	6,740	524,507
Lancaster Colony Corp.	1,904	181,204
Post Holdings, Inc.*	4,955	232,092
Tootsie Roll Industries, Inc.	1,905	64,626
TreeHouse Foods, Inc.*	4,100	348,582
WhiteWave Foods Co.*	16,538	733,295

		3,247,133

Household Products (0.8%)
Church & Dwight Co., Inc.	12,360	1,055,791
Energizer Holdings, Inc.	5,961	822,916

		1,878,707

Personal Products (0.1%)
Avon Products, Inc.	41,171	328,956

Total Consumer Staples		6,281,635

Energy (2.8%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.	5,609	157,669
Dresser-Rand Group, Inc.*	7,319	588,082
Dril-Quip, Inc.*	3,648	249,487
Helix Energy Solutions Group, Inc.*	9,280	138,829
Nabors Industries Ltd.	27,339	373,177
Oceaneering International, Inc.	9,422	508,129
Oil States International, Inc.*	4,860	193,282
Patterson-UTI Energy, Inc.	13,792	258,945

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rowan Cos., plc, Class A	11,771	$208,464
Superior Energy Services, Inc.	14,376	321,160
Tidewater, Inc.	4,395	84,120
Unit Corp.*	4,391	122,860

		3,204,204

Oil, Gas & Consumable Fuels (1.5%)
California Resources Corp.	29,221	222,372
Denbury Resources, Inc.	33,428	243,690
Energen Corp.	6,958	459,228
Gulfport Energy Corp.*	8,108	372,238
HollyFrontier Corp.	18,568	747,733
Peabody Energy Corp.	26,038	128,107
Rosetta Resources, Inc.*	6,924	117,846
SM Energy Co.	6,325	326,876
Western Refining, Inc.	6,705	331,160
World Fuel Services Corp.	6,837	392,991
WPX Energy, Inc.*	19,262	210,534

		3,552,775

Total Energy		6,756,979

Financials (15.0%)
Banks (3.1%)
Associated Banc-Corp.	14,046	261,256
BancorpSouth, Inc.	8,089	187,827
Bank of Hawaii Corp.	4,123	252,369
Cathay General Bancorp	6,955	197,870
City National Corp./California	4,590	408,877
Commerce Bancshares, Inc./Missouri	7,861	332,678
Cullen/Frost Bankers, Inc.	5,237	361,772
East West Bancorp, Inc.	13,538	547,747
First Horizon National Corp.	22,163	316,709
First Niagara Financial Group, Inc.	33,480	295,963
FirstMerit Corp.	15,592	297,184
Fulton Financial Corp.	16,919	208,780
Hancock Holding Co.	7,561	225,771
International Bancshares Corp.	5,412	140,874
PacWest Bancorp	9,185	430,685
Prosperity Bancshares, Inc.	5,720	300,186
Signature Bank/New York*	4,812	623,539
SVB Financial Group*	4,807	610,681
Synovus Financial Corp.	12,882	360,825
TCF Financial Corp.	15,507	243,770
Trustmark Corp.	6,304	153,061
Umpqua Holdings Corp.	20,812	357,550
Valley National Bancorp	20,841	196,739
Webster Financial Corp.	8,580	317,889

		7,630,602

Capital Markets (1.2%)
Eaton Vance Corp.	11,163	464,827
Federated Investors, Inc., Class B	9,019	305,654
Janus Capital Group, Inc.	14,017	240,952
Raymond James Financial, Inc.	12,074	685,562
SEI Investments Co.	12,294	542,042
Stifel Financial Corp.*	6,289	350,612
Waddell & Reed Financial, Inc., Class A	7,920	392,357

		2,982,006

Consumer Finance (0.1%)
SLM Corp.*	40,076	371,905

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	7,983	458,264
MSCI, Inc.	10,603	650,070

		1,108,334

Insurance (3.0%)
Alleghany Corp.*	1,556	757,772
American Financial Group, Inc./Ohio	6,953	446,035
Arthur J. Gallagher & Co.	15,624	730,422
Aspen Insurance Holdings Ltd.	5,875	277,476
Brown & Brown, Inc.	11,138	368,779
Everest Reinsurance Group Ltd.	4,259	741,066
First American Financial Corp.	10,188	363,508
Hanover Insurance Group, Inc.	4,224	306,578
HCC Insurance Holdings, Inc.	9,165	519,381
Kemper Corp.	4,730	184,281
Mercury General Corp.	3,347	193,289
Old Republic International Corp.	22,824	340,991
Primerica, Inc.	4,938	251,344
Reinsurance Group of America, Inc.	6,547	610,115
RenaissanceReinsurance Holdings Ltd.	4,322	431,033
StanCorp Financial Group, Inc.	4,017	275,566
W. R. Berkley Corp.	9,526	481,158

		7,278,794

Real Estate Investment Trusts (REITs) (6.4%)
Alexandria Real Estate Equities, Inc. (REIT)	6,840	670,594
American Campus Communities, Inc. (REIT)	10,556	452,536
BioMed Realty Trust, Inc. (REIT)	19,032	431,265
Camden Property Trust (REIT)	8,214	641,760
Corporate Office Properties Trust (REIT)	8,757	257,281
Corrections Corp. of America (REIT)	11,036	444,309
Duke Realty Corp. (REIT)	32,611	709,941
Equity One, Inc. (REIT)	7,318	195,317
Extra Space Storage, Inc. (REIT)	10,467	707,255
Federal Realty Investment Trust (REIT)	6,541	962,901
Highwoods Properties, Inc. (REIT)	8,751	400,621
Home Properties, Inc. (REIT)	5,497	380,887
Hospitality Properties Trust (REIT)	14,137	466,380
Kilroy Realty Corp. (REIT)	8,234	627,184
Lamar Advertising Co. (REIT), Class A	7,609	450,985
LaSalle Hotel Properties (REIT)	10,619	412,654
Liberty Property Trust (REIT)	14,054	501,728
Mack-Cali Realty Corp. (REIT)	7,921	152,717
Mid-America Apartment Communities, Inc. (REIT)	7,176	554,489
National Retail Properties, Inc. (REIT)	12,476	511,142
Omega Healthcare Investors, Inc. (REIT)	13,126	532,522
Potlatch Corp. (REIT)	3,866	154,795
Rayonier, Inc. (REIT)	11,970	322,711
Realty Income Corp. (REIT)	21,335	1,100,886
Regency Centers Corp. (REIT)	8,917	606,713
Senior Housing Properties Trust (REIT)	22,187	492,330

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	8,895	$312,837
Taubman Centers, Inc. (REIT)	5,872	452,907
UDR, Inc. (REIT)	24,435	831,523
Urban Edge Properties (REIT)	8,262	195,809
Weingarten Realty Investors (REIT)	10,627	382,359
WP GLIMCHER, Inc. (REIT)	17,482	290,726

		15,608,064

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	4,318	186,451
Jones Lang LaSalle, Inc.	4,314	735,106

		921,557

Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	41,901	701,004
Washington Federal, Inc.	9,196	200,519

		901,523

Total Financials		36,802,785

Health Care (5.9%)
Biotechnology (0.3%)
United Therapeutics Corp.*	4,429	763,715

Health Care Equipment & Supplies (2.3%)
Align Technology, Inc.*	6,875	369,772
Cooper Cos., Inc.	4,622	866,255
Halyard Health, Inc.*	4,439	218,399
Hill-Rom Holdings, Inc.	5,320	260,680
Hologic, Inc.*	23,072	761,953
IDEXX Laboratories, Inc.*	4,463	689,444
ResMed, Inc.	13,330	956,827
Sirona Dental Systems, Inc.*	5,292	476,227
STERIS Corp.	5,673	398,642
Teleflex, Inc.	3,912	472,687
Thoratec Corp.*	5,090	213,220

		5,684,106

Health Care Providers & Services (1.8%)
Centene Corp.*	11,302	798,938
Community Health Systems, Inc.*	11,032	576,753
Health Net, Inc.*	7,259	439,097
LifePoint Hospitals, Inc.*	4,212	309,371
MEDNAX, Inc.*	9,110	660,566
Omnicare, Inc.	9,250	712,805
Owens & Minor, Inc.	5,972	202,093
VCA, Inc.*	7,765	425,677
WellCare Health Plans, Inc.*	4,139	378,553

		4,503,853

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	16,006	191,432
HMS Holdings Corp.*	8,362	129,193

		320,625

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	1,960	264,953
Bio-Techne Corp.	3,495	350,513
Charles River Laboratories International, Inc.*	4,509	357,519
Mettler-Toledo International, Inc.*	2,678	880,125

		1,853,110

Pharmaceuticals (0.6%)
Akorn, Inc.*	6,984	331,810
Salix Pharmaceuticals Ltd.*	6,082	1,051,030

		1,382,840

Total Health Care		14,508,249

Industrials (10.2%)
Aerospace & Defense (1.4%)
B/E Aerospace, Inc.	10,008	636,709
Esterline Technologies Corp.*	2,964	339,141
Exelis, Inc.	17,583	428,498
Huntington Ingalls Industries, Inc.	4,639	650,156
KLX, Inc.*	4,925	189,809
Orbital ATK, Inc.	5,668	434,339
Teledyne Technologies, Inc.*	3,373	360,000
Triumph Group, Inc.	4,748	283,551

		3,322,203

Airlines (0.5%)
Alaska Air Group, Inc.	12,448	823,809
JetBlue Airways Corp.*	24,690	475,282

		1,299,091

Building Products (0.7%)
A.O. Smith Corp.	7,129	468,090
Fortune Brands Home & Security, Inc.	15,025	713,387
Lennox International, Inc.	3,950	441,176

		1,622,653

Commercial Services & Supplies (1.1%)
Clean Harbors, Inc.*	5,060	287,307
Copart, Inc.*	10,744	403,652
Deluxe Corp.	4,759	329,704
Herman Miller, Inc.	5,544	153,901
HNI Corp.	4,143	228,569
MSA Safety, Inc.	2,948	147,046
R.R. Donnelley & Sons Co.	18,839	361,520
Rollins, Inc.	9,087	224,722
Waste Connections, Inc.	11,744	565,356

		2,701,777

Construction & Engineering (0.3%)
AECOM*	14,716	453,547
Granite Construction, Inc.	3,371	118,457
KBR, Inc.	13,663	197,840

		769,844

Electrical Equipment (0.6%)
Acuity Brands, Inc.	4,171	701,395
Hubbell, Inc., Class B	5,154	564,982
Regal-Beloit Corp.	4,274	341,578

		1,607,955

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	6,179	572,361

Machinery (2.9%)
AGCO Corp.	7,561	360,206
CLARCOR, Inc.	4,797	316,890
Crane Co.	4,585	286,150
Donaldson Co., Inc.	12,042	454,104
Graco, Inc.	5,569	401,859
Harsco Corp.	7,524	129,864
IDEX Corp.	7,462	565,844
ITT Corp.	8,640	344,822
Kennametal, Inc.	7,498	252,608
Lincoln Electric Holdings, Inc.	7,378	482,447
Nordson Corp.	5,447	426,718

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Oshkosh Corp.	7,356	$358,899
SPX Corp.	3,944	334,846
Terex Corp.	10,021	266,458
Timken Co.	7,077	298,225
Trinity Industries, Inc.	14,672	521,003
Valmont Industries, Inc.	2,280	280,166
Wabtec Corp.	9,120	866,491
Woodward, Inc.	5,457	278,362

		7,225,962

Marine (0.2%)
Kirby Corp.*	5,287	396,789

Professional Services (0.8%)
Corporate Executive Board Co.	3,160	252,357
FTI Consulting, Inc.*	3,856	144,446
ManpowerGroup, Inc.	7,391	636,735
Towers Watson & Co., Class A	6,661	880,484

		1,914,022

Road & Rail (1.0%)
Con-way, Inc.	5,400	238,302
Genesee & Wyoming, Inc., Class A*	4,913	473,810
J.B. Hunt Transport Services, Inc.	8,737	746,096
Landstar System, Inc.	4,282	283,897
Old Dominion Freight Line, Inc.*	6,398	494,565
Werner Enterprises, Inc.	4,144	130,163

		2,366,833

Trading Companies & Distributors (0.5%)
GATX Corp.	4,145	240,327
MSC Industrial Direct Co., Inc., Class A	4,768	344,250
NOW, Inc.*	10,117	218,932
Watsco, Inc.	2,660	334,362

		1,137,871

Total Industrials		24,937,361

Information Technology (10.8%)
Communications Equipment (0.7%)
ARRIS Group, Inc.*	12,451	359,772
Ciena Corp.*	10,188	196,730
InterDigital, Inc.	3,496	177,387
JDS Uniphase Corp.*	21,994	288,561
Plantronics, Inc.	4,028	213,283
Polycom, Inc.*	12,644	169,430
Riverbed Technology, Inc.*	14,629	305,892

		1,711,055

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	9,111	557,138
Avnet, Inc.	12,901	574,094
Belden, Inc.	4,017	375,831
Cognex Corp.*	8,207	406,985
FEI Co.	3,939	300,703
Ingram Micro, Inc., Class A*	14,719	369,741
IPG Photonics Corp.*	3,433	318,239
Itron, Inc.*	3,605	131,619
Jabil Circuit, Inc.	18,308	428,041
Keysight Technologies, Inc.*	15,950	592,543
Knowles Corp.*	8,045	155,027
National Instruments Corp.	9,537	305,565
Tech Data Corp.*	3,666	211,785
Trimble Navigation Ltd.*	24,465	616,518
Vishay Intertechnology, Inc.	12,833	177,352
Zebra Technologies Corp., Class A*	4,808	436,158

		5,957,339

Internet Software & Services (0.3%)
AOL, Inc.*	7,397	292,995
Rackspace Hosting, Inc.*	11,158	575,641

		868,636

IT Services (2.1%)
Acxiom Corp.*	7,315	135,254
Broadridge Financial Solutions, Inc.	11,395	626,839
Convergys Corp.	9,317	213,080
CoreLogic, Inc.*	8,418	296,903
DST Systems, Inc.	2,736	302,902
Gartner, Inc.*	8,256	692,266
Global Payments, Inc.	6,334	580,701
Jack Henry & Associates, Inc.	7,776	543,465
Leidos Holdings, Inc.	5,828	244,543
MAXIMUS, Inc.	6,217	415,047
NeuStar, Inc., Class A*	5,014	123,445
Science Applications International Corp.	3,706	190,303
VeriFone Systems, Inc.*	10,734	374,509
WEX, Inc.*	3,730	400,453

		5,139,710

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	59,610	159,755
Atmel Corp.	39,379	324,089
Cree, Inc.*	10,558	374,704
Cypress Semiconductor Corp.*	29,683	418,827
Fairchild Semiconductor International, Inc.*	11,018	200,307
Integrated Device Technology, Inc.*	14,008	280,440
Intersil Corp., Class A	12,293	176,036
Qorvo, Inc.*	14,056	1,120,263
Semtech Corp.*	6,326	168,556
Silicon Laboratories, Inc.*	3,651	185,361
SunEdison, Inc.*	23,836	572,064
Teradyne, Inc.	20,548	387,330

		4,367,732

Software (3.0%)
ACI Worldwide, Inc.*	10,904	236,181
Advent Software, Inc.	4,267	188,217
ANSYS, Inc.*	8,512	750,673
Cadence Design Systems, Inc.*	27,619	509,294
CDK Global, Inc.	15,271	714,072
CommVault Systems, Inc.*	3,960	173,052
FactSet Research Systems, Inc.	3,734	594,453
Fair Isaac Corp.	2,961	262,700
Fortinet, Inc.*	13,362	467,002
Informatica Corp.*	10,328	452,934
Mentor Graphics Corp.	9,236	221,941
PTC, Inc.*	10,799	390,600
Rovi Corp.*	8,691	158,263
SolarWinds, Inc.*	6,272	321,377
Solera Holdings, Inc.	6,313	326,130
Synopsys, Inc.*	14,497	671,501
Tyler Technologies, Inc.*	3,216	387,625
Ultimate Software Group, Inc.*	2,711	460,748

		7,286,763

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.*	9,888	271,129

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diebold, Inc.	6,051	$214,569
Lexmark International, Inc., Class A	5,730	242,608
NCR Corp.*	15,985	471,717

		1,200,023

Total Information Technology		26,531,258

Materials (4.8%)
Chemicals (2.0%)
Albemarle Corp.	10,612	560,738
Ashland, Inc.	6,088	775,063
Cabot Corp.	5,991	269,595
Cytec Industries, Inc.	6,720	363,149
Minerals Technologies, Inc.	3,340	244,154
NewMarket Corp.	1,000	477,800
Olin Corp.	7,256	232,482
PolyOne Corp.	8,402	313,815
RPM International, Inc.	12,622	605,730
Scotts Miracle-Gro Co., Class A	4,167	279,897
Sensient Technologies Corp.	4,468	307,756
Valspar Corp.	7,092	595,941

		5,026,120

Construction Materials (0.2%)
Eagle Materials, Inc.	4,801	401,171

Containers & Packaging (1.3%)
AptarGroup, Inc.	5,925	376,356
Bemis Co., Inc.	9,215	426,747
Greif, Inc., Class A	3,175	124,682
Packaging Corp. of America	9,350	731,076
Rock-Tenn Co., Class A	13,214	852,303
Silgan Holdings, Inc.	3,983	231,532
Sonoco Products Co.	9,562	434,689

		3,177,385

Metals & Mining (1.1%)
Carpenter Technology Corp.	4,930	191,678
Cliffs Natural Resources, Inc.	14,468	69,591
Commercial Metals Co.	11,037	178,689
Compass Minerals International, Inc.	3,157	294,264
Reliance Steel & Aluminum Co.	7,308	446,373
Royal Gold, Inc.	6,229	393,112
Steel Dynamics, Inc.	22,872	459,727
TimkenSteel Corp.	3,515	93,042
United States Steel Corp.	13,754	335,598
Worthington Industries, Inc.	4,701	125,094

		2,587,168

Paper & Forest Products (0.2%)
Domtar Corp.	5,975	276,164
Louisiana-Pacific Corp.*	13,450	222,060

		498,224

Total Materials		11,690,068

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,285	231,196

Total Telecommunication Services		231,196

Utilities (2.9%)
Electric Utilities (1.1%)
Cleco Corp.	5,686	310,001
Great Plains Energy, Inc.	14,528	387,607
Hawaiian Electric Industries, Inc.	9,688	311,178
IDACORP, Inc.	4,711	296,181
OGE Energy Corp.	18,885	596,955
PNM Resources, Inc.	7,351	214,649
Westar Energy, Inc.	12,511	484,926

		2,601,497

Gas Utilities (1.0%)
Atmos Energy Corp.	9,515	526,180
National Fuel Gas Co.	8,009	483,183
ONE Gas, Inc.	4,962	214,507
Questar Corp.	16,628	396,744
UGI Corp.	16,282	530,630
WGL Holdings, Inc.	4,660	262,824

		2,414,068

Multi-Utilities (0.6%)
Alliant Energy Corp.	10,512	662,256
Black Hills Corp.	4,196	211,646
MDU Resources Group, Inc.	18,390	392,443
Vectren Corp.	7,814	344,910

		1,611,255

Water Utilities (0.2%)
Aqua America, Inc.	16,673	439,334

Total Utilities		7,066,154

Total Investments (63.9%) (Cost $96,422,042)		156,436,749
Other Assets Less Liabilities (36.1%)		88,402,520

Net Assets (100%)		$244,839,269

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	53	June-15	$6,457,336	$6,619,170	$161,834
S&P 500 E-Mini Index	63	June-15	6,420,517	6,491,520	71,003
S&P MidCap 400 E-Mini Index	496	June-15	73,680,599	75,382,080	1,701,481

					$1,934,318

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,631,064	$—	$—	$21,631,064
Consumer Staples	6,281,635	—	—	6,281,635
Energy	6,756,979	—	—	6,756,979
Financials	36,802,785	—	—	36,802,785
Health Care	14,508,249	—	—	14,508,249
Industrials	24,937,361	—	—	24,937,361
Information Technology	26,531,258	—	—	26,531,258
Materials	11,690,068	—	—	11,690,068
Telecommunication Services	231,196	—	—	231,196
Utilities	7,066,154	—	—	7,066,154
Futures	1,934,318	—	—	1,934,318

Total Assets	$158,371,067	$—	$—	$158,371,067

Total Liabilities	$—	$—	$—	$—

Total	$158,371,067	$—	$—	$158,371,067

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,126,786
Aggregate gross unrealized depreciation	(4,414,579)

Net unrealized appreciation	$59,712,207

Federal income tax cost of investments	$96,724,542

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	26,029	$672,329
Cooper Tire & Rubber Co.	19,793	847,932
Cooper-Standard Holding, Inc.*	5,039	298,309
Dana Holding Corp.	60,755	1,285,576
Dorman Products, Inc.*	9,465	470,884
Drew Industries, Inc.	9,216	567,153
Federal-Mogul Holdings Corp.*	6,783	90,282
Fox Factory Holding Corp.*	2,090	32,061
Fuel Systems Solutions, Inc.*	2,727	30,106
Gentherm, Inc.*	13,471	680,420
Metaldyne Performance Group, Inc.*	1,996	35,968
Modine Manufacturing Co.*	20,297	273,400
Motorcar Parts of America, Inc.*	6,262	174,021
Remy International, Inc.	10,555	234,426
Shiloh Industries, Inc.*	1,548	21,734
Spartan Motors, Inc.	6,438	31,224
Standard Motor Products, Inc.	7,999	338,038
Stoneridge, Inc.*	5,077	57,319
Strattec Security Corp.	643	47,479
Superior Industries International, Inc.	4,323	81,834
Tenneco, Inc.*	21,430	1,230,511
Tower International, Inc.*	5,856	155,770

		7,656,776

Automobiles (0.0%)
Winnebago Industries, Inc.	12,338	262,306

Distributors (0.1%)
Core-Mark Holding Co., Inc.	8,045	517,455
Pool Corp.	15,896	1,108,905
VOXX International Corp.*	3,581	32,802
Weyco Group, Inc.	1,148	34,325

		1,693,487

Diversified Consumer Services (0.5%)
2U, Inc.*	1,926	49,267
American Public Education, Inc.*	6,352	190,433
Ascent Capital Group, Inc., Class A*	6,075	241,846
Bridgepoint Education, Inc.*	3,108	29,992
Bright Horizons Family Solutions, Inc.*	10,996	563,765
Capella Education Co.	4,107	266,462
Career Education Corp.*	12,082	60,772
Carriage Services, Inc.	3,039	72,541
Chegg, Inc.*	24,727	196,580
Collectors Universe, Inc.	1,252	28,245
Grand Canyon Education, Inc.*	16,462	712,805
Houghton Mifflin Harcourt Co.*	40,216	944,272
ITT Educational Services, Inc.*	4,553	30,915
K12, Inc.*	11,577	181,990
Liberty Tax, Inc.*	685	19,064
LifeLock, Inc.*	29,290	413,282
Regis Corp.*	16,176	264,639
Sotheby’s, Inc.	20,612	871,063
Steiner Leisure Ltd.*	5,930	281,082
Strayer Education, Inc.*	4,089	218,393
Universal Technical Institute, Inc.	5,255	50,448
Weight Watchers International, Inc.*	10,294	71,955

		5,759,811

Hotels, Restaurants & Leisure (1.9%)
Belmond Ltd., Class A*	35,572	436,824
Biglari Holdings, Inc.*	651	269,579
BJ’s Restaurants, Inc.*	8,347	421,106
Bloomin’ Brands, Inc.	27,323	664,768
Bob Evans Farms, Inc.	8,511	393,719
Boyd Gaming Corp.*	27,436	389,591
Bravo Brio Restaurant Group, Inc.*	2,769	40,677
Buffalo Wild Wings, Inc.*	6,432	1,165,736
Caesars Acquisition Co., Class A*	15,077	102,523
Caesars Entertainment Corp.*	18,020	189,750
Carrols Restaurant Group, Inc.*	6,442	53,404
Cheesecake Factory, Inc.	17,014	839,301
Churchill Downs, Inc.	4,509	518,400
Chuy’s Holdings, Inc.*	3,030	68,266
ClubCorp Holdings, Inc.	4,013	77,692
Cracker Barrel Old Country Store, Inc.	6,577	1,000,625
Dave & Buster’s Entertainment, Inc.*	1,154	35,151
Del Frisco’s Restaurant Group, Inc.*	8,523	171,738
Denny’s Corp.*	31,550	359,670
Diamond Resorts International, Inc.*	13,083	437,365
DineEquity, Inc.	5,799	620,551
El Pollo Loco Holdings, Inc.*	1,524	39,030
Empire Resorts, Inc.*	2,782	12,797
Famous Dave’s of America, Inc.*	876	24,966
Fiesta Restaurant Group, Inc.*	9,929	605,669
Habit Restaurants, Inc., Class A*	1,050	33,747
Ignite Restaurant Group, Inc.*	1,381	6,698
International Speedway Corp., Class A	10,558	344,296
Interval Leisure Group, Inc.	15,215	398,785
Intrawest Resorts Holdings, Inc.*	2,562	22,341
Isle of Capri Casinos, Inc.*	5,019	70,517
Jack in the Box, Inc.	13,588	1,303,361
Jamba, Inc.*	3,191	46,940
Krispy Kreme Doughnuts, Inc.*	22,997	459,710
La Quinta Holdings, Inc.*	16,313	386,292
Life Time Fitness, Inc.*	14,374	1,019,979
Marcus Corp.	4,921	104,768
Marriott Vacations Worldwide Corp.	9,018	730,909
Monarch Casino & Resort, Inc.*	1,798	34,414
Morgans Hotel Group Co.*	5,319	41,222
Nathan’s Famous, Inc.	596	32,273
Noodles & Co.*	2,039	35,560
Papa John’s International, Inc.	10,753	664,643
Papa Murphy’s Holdings, Inc.*	1,085	19,682
Penn National Gaming, Inc.*	28,959	453,498
Pinnacle Entertainment, Inc.*	21,979	793,222
Popeyes Louisiana Kitchen, Inc.*	8,926	533,953
Potbelly Corp.*	2,823	38,675
Red Robin Gourmet Burgers, Inc.*	4,930	428,910
Ruby Tuesday, Inc.*	11,029	66,284
Ruth’s Hospitality Group, Inc.	12,099	192,132

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Scientific Games Corp., Class A*	19,004	$198,972
Shake Shack, Inc., Class A*	1,037	51,902
Sonic Corp.	19,714	624,934
Speedway Motorsports, Inc.	5,111	116,275
Texas Roadhouse, Inc.	23,870	869,584
Vail Resorts, Inc.	12,361	1,278,375
Zoe’s Kitchen, Inc.*	1,096	36,486

		20,378,237

Household Durables (0.7%)
Beazer Homes USA, Inc.*	5,018	88,919
Cavco Industries, Inc.*	3,025	227,056
Century Communities, Inc.*	691	13,357
CSS Industries, Inc.	1,733	52,250
Dixie Group, Inc.*	2,800	25,340
Ethan Allen Interiors, Inc.	9,789	270,568
Flexsteel Industries, Inc.	874	27,347
Helen of Troy Ltd.*	10,562	860,697
Hovnanian Enterprises, Inc., Class A*	21,575	76,807
Installed Building Products, Inc.*	1,634	35,556
iRobot Corp.*	10,972	358,016
KB Home	31,991	499,699
La-Z-Boy, Inc.	17,925	503,872
LGI Homes, Inc.*	2,788	46,448
Libbey, Inc.	8,048	321,196
Lifetime Brands, Inc.	2,001	30,575
M.D.C. Holdings, Inc.	14,417	410,885
M/I Homes, Inc.*	8,918	212,605
Meritage Homes Corp.*	13,315	647,642
NACCO Industries, Inc., Class A	760	40,272
New Home Co., Inc.*	1,566	24,978
Ryland Group, Inc.	17,703	862,844
Skullcandy, Inc.*	3,746	42,330
Standard Pacific Corp.*	49,667	447,003
TRI Pointe Homes, Inc.*	54,588	842,293
Turtle Beach Corp.*	1,301	2,420
UCP, Inc., Class A*	1,556	13,537
Universal Electronics, Inc.*	5,546	313,016
WCI Communities, Inc.*	2,190	52,451
William Lyon Homes, Class A*	3,286	84,845

		7,434,824

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	4,364	51,626
Blue Nile, Inc.*	2,294	73,041
EVINE Live, Inc.*	8,022	53,827
FTD Cos., Inc.*	7,498	224,490
Gaiam, Inc., Class A*	2,778	20,252
HSN, Inc.	11,647	794,675
Lands’ End, Inc.*	6,153	220,770
Nutrisystem, Inc.	10,036	200,519
Orbitz Worldwide, Inc.*	17,442	203,374
Overstock.com, Inc.*	2,144	51,928
PetMed Express, Inc.	3,785	62,528
Shutterfly, Inc.*	14,538	657,699
Travelport Worldwide Ltd.	10,130	169,171
Wayfair, Inc., Class A*	2,269	72,880

		2,856,780

Leisure Products (0.3%)
Arctic Cat, Inc.	2,351	85,388
Black Diamond, Inc.*	4,270	40,352
Brunswick Corp.	32,643	1,679,482
Callaway Golf Co.	29,083	277,161
Escalade, Inc.	1,700	29,546
JAKKS Pacific, Inc.*	3,625	24,795
Johnson Outdoors, Inc., Class A	879	29,104
LeapFrog Enterprises, Inc.*	12,404	27,041
Malibu Boats, Inc., Class A*	1,512	35,305
Marine Products Corp.	7,640	65,475
Nautilus, Inc.*	5,675	86,657
Smith & Wesson Holding Corp.*	18,620	237,033
Sturm Ruger & Co., Inc.	7,572	375,798

		2,993,137

Media (0.8%)
AH Belo Corp., Class A	3,490	28,723
AMC Entertainment Holdings, Inc., Class A	7,971	282,891
Carmike Cinemas, Inc.*	9,659	324,542
Central European Media Enterprises Ltd., Class A*	13,337	35,476
Cinedigm Corp., Class A*	14,321	23,200
Crown Media Holdings, Inc., Class A*	32,467	129,868
Cumulus Media, Inc., Class A*	46,071	113,795
Daily Journal Corp.*	204	37,373
Dex Media, Inc.*	2,815	11,795
Entercom Communications Corp., Class A*	7,481	90,894
Entravision Communications Corp., Class A	10,804	68,389
Eros International plc*	4,062	70,963
EW Scripps Co., Class A*	10,672	303,512
Global Eagle Entertainment, Inc.*	12,370	164,645
Gray Television, Inc.*	16,836	232,674
Harte-Hanks, Inc.	8,928	69,638
Hemisphere Media Group, Inc.*	1,498	18,950
Journal Communications, Inc., Class A*	15,051	223,056
Lee Enterprises, Inc.*	10,047	31,849
Loral Space & Communications, Inc.*	4,835	330,907
Martha Stewart Living Omnimedia, Inc., Class A*	5,610	36,465
McClatchy Co., Class A*	11,522	21,201
MDC Partners, Inc., Class A	15,437	437,639
Media General, Inc.*	24,627	406,099
Meredith Corp.	12,694	707,944
National CineMedia, Inc.	25,492	384,929
New Media Investment Group, Inc.	13,710	328,080
New York Times Co., Class A	48,585	668,530
Nexstar Broadcasting Group, Inc., Class A	10,703	612,426
Radio One, Inc., Class D*	4,297	13,235
ReachLocal, Inc.*	2,478	7,211
Reading International, Inc., Class A*	3,217	43,269
Rentrak Corp.*	3,939	218,851
Saga Communications, Inc., Class A	689	30,688
Salem Media Group, Inc.	1,990	12,258
Scholastic Corp.	9,583	392,328
SFX Entertainment, Inc.*	8,316	34,012
Sinclair Broadcast Group, Inc., Class A	25,301	794,704
Sizmek, Inc.*	4,210	30,565

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Time, Inc.	37,346	$838,044
Townsquare Media, Inc., Class A*	1,587	20,393
World Wrestling Entertainment, Inc., Class A	5,471	76,649

		8,708,660

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	2,721	18,938
Burlington Stores, Inc.*	10,577	628,485
Fred’s, Inc., Class A	14,452	246,985
Tuesday Morning Corp.*	18,215	293,262

		1,187,670

Specialty Retail (1.8%)
Aeropostale, Inc.*	14,901	51,706
American Eagle Outfitters, Inc.	66,002	1,127,314
America’s Car-Mart, Inc.*	1,404	76,167
ANN, Inc.*	17,734	727,626
Asbury Automotive Group, Inc.*	9,936	825,682
Barnes & Noble, Inc.*	14,501	344,399
bebe stores, Inc.	5,930	21,526
Big 5 Sporting Goods Corp.	3,461	45,927
Boot Barn Holdings, Inc.*	1,055	25,236
Brown Shoe Co., Inc.	15,394	504,923
Buckle, Inc.	10,837	553,662
Build-A-Bear Workshop, Inc.*	2,309	45,372
Cato Corp., Class A	9,297	368,161
Children’s Place, Inc.	8,714	559,352
Christopher & Banks Corp.*	6,891	38,314
Citi Trends, Inc.*	2,803	75,681
Conn’s, Inc.*	9,355	283,269
Container Store Group, Inc.*	3,239	61,703
Destination Maternity Corp.	2,507	37,755
Destination XL Group, Inc.*	6,303	31,137
Express, Inc.*	32,556	538,151
Finish Line, Inc., Class A	17,811	436,726
Five Below, Inc.*	20,045	713,001
Francesca’s Holdings Corp.*	14,501	258,118
Genesco, Inc.*	8,889	633,163
Group 1 Automotive, Inc.	8,595	742,006
Guess?, Inc.	22,634	420,766
Haverty Furniture Cos., Inc.	4,731	117,707
hhgregg, Inc.*	2,303	14,117
Hibbett Sports, Inc.*	9,136	448,212
Kirkland’s, Inc.*	2,732	64,885
Lithia Motors, Inc., Class A	8,002	795,479
Lumber Liquidators Holdings, Inc.*	9,354	287,916
MarineMax, Inc.*	8,411	222,976
Mattress Firm Holding Corp.*	5,743	399,943
Men’s Wearhouse, Inc.	16,234	847,415
Monro Muffler Brake, Inc.	10,647	692,587
New York & Co., Inc.*	5,645	14,113
Office Depot, Inc.*	181,090	1,666,028
Outerwall, Inc.	6,933	458,410
Pacific Sunwear of California, Inc.*	8,494	23,443
Pep Boys-Manny, Moe & Jack*	13,478	129,658
Pier 1 Imports, Inc.	36,544	510,885
Rent-A-Center, Inc.	18,627	511,125
Restoration Hardware Holdings, Inc.*	11,021	1,093,173
Sears Hometown and Outlet Stores, Inc.*	2,177	16,806
Select Comfort Corp.*	19,684	678,507
Shoe Carnival, Inc.	2,719	80,047
Sonic Automotive, Inc., Class A	14,163	352,659
Sportsman’s Warehouse Holdings, Inc.*	1,807	14,438
Stage Stores, Inc.	13,593	311,552
Stein Mart, Inc.	4,993	62,163
Systemax, Inc.*	5,649	69,031
Tile Shop Holdings, Inc.*	5,271	63,832
Tilly’s, Inc., Class A*	1,949	30,502
Vitamin Shoppe, Inc.*	10,882	448,230
West Marine, Inc.*	3,340	30,962
Winmark Corp.	448	39,231
Zumiez, Inc.*	7,876	317,009

		20,359,884

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	9,322	567,710
Crocs, Inc.*	31,246	369,015
Culp, Inc.	1,678	44,886
G-III Apparel Group Ltd.*	6,570	740,111
Iconix Brand Group, Inc.*	16,810	565,993
Movado Group, Inc.	3,342	95,314
Oxford Industries, Inc.	4,986	376,194
Perry Ellis International, Inc.*	2,190	50,720
Quiksilver, Inc.*	41,993	77,687
Sequential Brands Group, Inc.*	2,943	31,490
Skechers U.S.A., Inc., Class A*	13,793	991,855
Steven Madden Ltd.*	19,970	758,860
Tumi Holdings, Inc.*	20,679	505,808
Unifi, Inc.*	2,686	96,938
Vera Bradley, Inc.*	4,122	66,900
Vince Holding Corp.*	2,108	39,103
Wolverine World Wide, Inc.	35,622	1,191,556

		6,570,140

Total Consumer Discretionary		85,861,712

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,915	779,471
Coca-Cola Bottling Co. Consolidated	846	95,648
Craft Brew Alliance, Inc.*	2,092	28,535
National Beverage Corp.*	2,329	56,851

		960,505

Food & Staples Retailing (0.6%)
Andersons, Inc.	9,651	399,262
Casey’s General Stores, Inc.	13,211	1,190,311
Chefs’ Warehouse, Inc.*	3,387	75,970
Diplomat Pharmacy, Inc.*	5,079	175,632
Fairway Group Holdings Corp.*	3,482	23,573
Fresh Market, Inc.*	15,808	642,437
Ingles Markets, Inc., Class A	4,231	209,350
Liberator Medical Holdings, Inc.	5,845	20,457
Natural Grocers by Vitamin Cottage, Inc.*	1,619	44,701
PriceSmart, Inc.	6,816	579,224
Roundy’s, Inc.*	7,286	35,629
Smart & Final Stores, Inc.*	2,391	42,082
SpartanNash Co.	14,967	472,358
SUPERVALU, Inc.*	68,617	798,016
United Natural Foods, Inc.*	17,522	1,349,895
Village Super Market, Inc., Class A	1,433	45,053

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	4,424	$220,138

		6,324,088

Food Products (0.8%)
Alico, Inc.	553	28,347
B&G Foods, Inc.	19,866	584,656
Boulder Brands, Inc.*	25,212	240,270
Calavo Growers, Inc.	5,116	263,065
Cal-Maine Foods, Inc.	11,479	448,370
Darling Ingredients, Inc.*	58,178	815,074
Dean Foods Co.	34,539	570,930
Diamond Foods, Inc.*	7,788	253,655
Farmer Bros Co.*	1,396	34,551
Fresh Del Monte Produce, Inc.	12,897	501,822
Freshpet, Inc.*	2,188	42,513
Inventure Foods, Inc.*	2,923	32,708
J&J Snack Foods Corp.	5,108	545,023
John B. Sanfilippo & Son, Inc.	1,523	65,641
Lancaster Colony Corp.	6,498	618,415
Landec Corp.*	5,035	70,238
Lifeway Foods, Inc.*	871	18,631
Limoneira Co.	2,097	45,715
Omega Protein Corp.*	3,953	54,116
Post Holdings, Inc.*	17,843	835,766
Sanderson Farms, Inc.	8,804	701,239
Seaboard Corp.*	89	367,748
Seneca Foods Corp., Class A*	1,559	46,474
Snyder’s-Lance, Inc.	18,328	585,763
Tootsie Roll Industries, Inc.	6,850	232,335
TreeHouse Foods, Inc.*	14,670	1,247,243

		9,250,308

Household Products (0.1%)
Central Garden & Pet Co., Class A*	8,696	92,352
HRG Group, Inc.*	30,532	381,039
Oil-Dri Corp. of America	1,434	48,254
Orchids Paper Products Co.	1,497	40,359
WD-40 Co.	5,916	523,803

		1,085,807

Personal Products (0.1%)
Elizabeth Arden, Inc.*	8,807	137,389
Female Health Co.	3,920	11,094
Inter Parfums, Inc.	4,349	141,864
Medifast, Inc.*	2,239	67,103
Nature’s Sunshine Products, Inc.	2,792	36,631
Nutraceutical International Corp.*	1,654	32,584
Revlon, Inc., Class A*	2,687	110,705
Synutra International, Inc.*	3,206	20,518
USANA Health Sciences, Inc.*	2,160	240,019

		797,907

Tobacco (0.1%)
22nd Century Group, Inc.*	7,721	6,640
Alliance One International, Inc.*	21,506	23,657
Universal Corp.	7,969	375,818
Vector Group Ltd.	28,003	615,226

		1,021,341

Total Consumer Staples		19,439,956

Energy (1.8%)
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc.*	868	6,319
Basic Energy Services, Inc.*	11,991	83,098
Bristow Group, Inc.	13,075	711,934
C&J Energy Services Ltd.*	19,631	218,493
CARBO Ceramics, Inc.	7,517	229,344
CHC Group Ltd.*	6,076	8,081
Era Group, Inc.*	3,724	77,608
Exterran Holdings, Inc.	22,041	739,916
FMSA Holdings, Inc.*	4,536	32,841
Forum Energy Technologies, Inc.*	21,994	431,082
Geospace Technologies Corp.*	2,477	40,895
Glori Energy, Inc.*	2,275	4,846
Gulf Island Fabrication, Inc.	2,575	38,264
Gulfmark Offshore, Inc., Class A	10,968	143,023
Helix Energy Solutions Group, Inc.*	37,186	556,303
Hercules Offshore, Inc.*	30,335	12,716
Hornbeck Offshore Services, Inc.*	14,830	278,952
Independence Contract Drilling, Inc.*	1,719	11,981
ION Geophysical Corp.*	23,243	50,437
Key Energy Services, Inc.*	49,177	89,502
Matrix Service Co.*	10,632	186,698
McDermott International, Inc.*	87,573	336,280
Mitcham Industries, Inc.*	2,381	10,953
Natural Gas Services Group, Inc.*	2,349	45,148
Newpark Resources, Inc.*	31,311	285,243
Nordic American Offshore Ltd.	3,296	30,191
North Atlantic Drilling Ltd.	13,472	15,628
Nuverra Environmental Solutions, Inc.*	2,852	10,153
Parker Drilling Co.*	22,478	78,448
PHI, Inc. (Non-Voting)*	4,732	142,339
Pioneer Energy Services Corp.*	23,367	126,649
Profire Energy, Inc.*	2,505	3,382
RigNet, Inc.*	2,989	85,456
SEACOR Holdings, Inc.*	7,092	494,100
Tesco Corp.	10,717	121,852
TETRA Technologies, Inc.*	25,377	156,830
Vantage Drilling Co.*	39,060	12,792
Willbros Group, Inc.*	7,486	24,779

		5,932,556

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	35,724	116,103
Adams Resources & Energy, Inc.	380	25,540
Alon USA Energy, Inc.	4,908	81,326
Alpha Natural Resources, Inc.*	41,775	41,771
American Eagle Energy Corp.*	5,694	1,025
Amyris, Inc.*	5,273	12,655
Approach Resources, Inc.*	7,412	48,845
Arch Coal, Inc.*	40,045	40,041
Ardmore Shipping Corp.	3,347	33,704
Bill Barrett Corp.*	18,472	153,318
Bonanza Creek Energy, Inc.*	14,253	351,479
Callon Petroleum Co.*	12,001	89,647
Carrizo Oil & Gas, Inc.*	16,413	814,905
Clayton Williams Energy, Inc.*	2,291	115,993
Clean Energy Fuels Corp.*	27,190	145,059
Cloud Peak Energy, Inc.*	23,494	136,735
Comstock Resources, Inc.	18,312	65,374
Contango Oil & Gas Co.*	6,445	141,790
Delek U.S. Holdings, Inc.	21,879	869,690
DHT Holdings, Inc.	32,342	225,747
Diamondback Energy, Inc.*	14,597	1,121,633
Dorian LPG Ltd.*	1,379	17,968
Eclipse Resources Corp.*	23,769	133,582

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Emerald Oil, Inc.*	10,789	$7,984
Energy XXI Ltd.	37,479	136,424
Evolution Petroleum Corp.	3,679	21,890
EXCO Resources, Inc.	26,792	49,029
Frontline Ltd.*	13,517	30,278
FX Energy, Inc.*	10,191	12,739
GasLog Ltd.	15,505	301,107
Gastar Exploration, Inc.*	12,891	33,774
Goodrich Petroleum Corp.*	7,938	28,180
Green Plains, Inc.	13,941	398,016
Halcon Resources Corp.*	97,550	150,227
Hallador Energy Co.	5,352	62,565
Harvest Natural Resources, Inc.*	7,872	3,519
Isramco, Inc.*	163	20,505
Jones Energy, Inc., Class A*	4,791	43,023
Magnum Hunter Resources Corp.*	74,246	198,237
Matador Resources Co.*	27,036	592,629
Midstates Petroleum Co., Inc.*	6,997	5,947
Miller Energy Resources, Inc.*	5,599	3,500
Navios Maritime Acquisition Corp.	15,165	53,684
Nordic American Tankers Ltd.	28,376	337,958
Northern Oil and Gas, Inc.*	22,736	175,295
Pacific Ethanol, Inc.*	4,454	48,059
Panhandle Oil and Gas, Inc., Class A	4,380	86,680
Parsley Energy, Inc., Class A*	19,601	313,224
PDC Energy, Inc.*	12,807	692,090
Penn Virginia Corp.*	24,397	158,093
PetroQuest Energy, Inc.*	11,032	25,374
Renewable Energy Group, Inc.*	6,496	59,893
Resolute Energy Corp.*	14,664	8,262
REX American Resources Corp.*	2,482	150,930
Rex Energy Corp.*	9,048	33,659
Ring Energy, Inc.*	3,727	39,581
Rosetta Resources, Inc.*	25,824	439,524
RSP Permian, Inc.*	9,071	228,499
Sanchez Energy Corp.*	17,987	234,011
Scorpio Tankers, Inc.	57,269	539,474
SemGroup Corp., Class A	15,035	1,222,947
Ship Finance International Ltd.	22,647	335,176
Solazyme, Inc.*	14,304	40,909
Stone Energy Corp.*	21,073	309,352
Swift Energy Co.*	8,289	17,904
Synergy Resources Corp.*	24,939	295,527
Teekay Tankers Ltd., Class A	14,341	82,317
TransAtlantic Petroleum Ltd.*	4,220	22,535
Triangle Petroleum Corp.*	25,466	128,094
VAALCO Energy, Inc.*	20,625	50,531
Vertex Energy, Inc.*	2,443	9,039
W&T Offshore, Inc.	15,029	76,798
Warren Resources, Inc.*	13,693	12,187
Western Refining, Inc.	18,981	937,472
Westmoreland Coal Co.*	5,562	148,839

		14,197,420

Total Energy		20,129,976

Financials (13.2%)
Banks (4.1%)
1st Source Corp.	3,610	115,989
American National Bankshares, Inc.	1,522	34,367
Ameris Bancorp	10,461	276,066
Ames National Corp.	1,578	39,213
Arrow Financial Corp.	2,739	74,364
Banc of California, Inc.	5,891	72,518
BancFirst Corp.	1,512	92,202
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,421	374,495
Bancorp, Inc.*	6,010	54,270
BancorpSouth, Inc.	32,917	764,333
Bank of Kentucky Financial Corp.	1,140	55,917
Bank of Marin Bancorp/California	1,118	56,906
Bank of the Ozarks, Inc.	28,073	1,036,736
Banner Corp.	7,811	358,525
BBCN Bancorp, Inc.	27,165	393,078
Blue Hills Bancorp, Inc.*	5,052	66,787
BNC Bancorp	3,735	67,603
Boston Private Financial Holdings, Inc.	28,061	340,941
Bridge Bancorp, Inc.	2,149	55,509
Bridge Capital Holdings*	1,810	47,259
Bryn Mawr Bank Corp.	2,852	86,729
C1 Financial, Inc.*	471	8,831
Camden National Corp.	1,463	58,286
Capital Bank Financial Corp., Class A*	8,387	231,565
Capital City Bank Group, Inc.	2,064	33,540
Cardinal Financial Corp.	12,646	252,667
Cascade Bancorp*	16,177	77,650
Cathay General Bancorp	27,368	778,620
CenterState Banks, Inc.	6,689	79,666
Central Pacific Financial Corp.	4,598	105,616
Century Bancorp, Inc./Massachusetts, Class A	618	24,535
Chemical Financial Corp.	12,248	384,097
Citizens & Northern Corp.	2,315	46,717
City Holding Co.	6,304	296,477
CNB Financial Corp./Pennsylvania	2,732	46,499
CoBiz Financial, Inc.	6,399	78,836
Columbia Banking System, Inc.	20,040	580,559
Community Bank System, Inc.	13,973	494,504
Community Trust Bancorp, Inc.	7,044	233,579
CommunityOne Bancorp*	3,723	36,634
ConnectOne Bancorp, Inc.	4,173	81,207
CU Bancorp*	1,927	43,839
Customers Bancorp, Inc.*	8,819	214,831
CVB Financial Corp.	36,310	578,781
Eagle Bancorp, Inc.*	10,464	401,818
Enterprise Bancorp, Inc./Massachusetts	1,372	29,155
Enterprise Financial Services Corp.	3,748	77,434
F.N.B. Corp./Pennsylvania	59,486	781,646
FCB Financial Holdings, Inc., Class A*	2,807	76,828
Fidelity Southern Corp.	3,110	52,497
Financial Institutions, Inc.	2,576	59,068
First Bancorp, Inc./Maine	3,327	58,056
First Bancorp/North Carolina	3,730	65,499
First BanCorp/Puerto Rico*	30,512	189,174
First Busey Corp.	12,579	84,153

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
First Business Financial Services, Inc.	738	$31,911
First Citizens BancShares, Inc./North Carolina, Class A	3,153	818,803
First Commonwealth Financial Corp.	34,914	314,226
First Community Bancshares, Inc./Virginia	3,106	54,448
First Connecticut Bancorp, Inc./Connecticut	3,121	47,970
First Financial Bancorp	20,216	360,047
First Financial Bankshares, Inc.	24,405	674,554
First Financial Corp./Indiana	2,173	77,989
First Interstate BancSystem, Inc., Class A	6,002	166,976
First Merchants Corp.	13,873	326,570
First Midwest Bancorp, Inc./Illinois	27,317	474,496
First NBC Bank Holding Co.*	3,610	119,058
First of Long Island Corp.	2,213	56,431
FirstMerit Corp.	58,188	1,109,063
Flushing Financial Corp.	13,009	261,091
German American Bancorp, Inc.	2,504	73,693
Glacier Bancorp, Inc.	28,285	711,368
Great Southern Bancorp, Inc.	2,420	95,324
Great Western Bancorp, Inc.	5,212	114,716
Green Bancorp, Inc.*	675	7,546
Guaranty Bancorp	2,822	47,861
Hampton Roads Bankshares, Inc.*	6,714	12,689
Hancock Holding Co.	30,443	909,028
Hanmi Financial Corp.	10,977	232,164
Heartland Financial USA, Inc.	3,923	128,007
Heritage Commerce Corp.	4,074	37,196
Heritage Financial Corp./Washington	10,364	176,188
Heritage Oaks Bancorp	4,174	34,686
Hilltop Holdings, Inc.*	24,628	478,768
Home BancShares, Inc./Arkansas	19,092	647,028
HomeTrust Bancshares, Inc.*	3,854	61,548
Horizon Bancorp/Indiana	1,714	40,090
Hudson Valley Holding Corp.	2,623	67,044
IBERIABANK Corp.	10,795	680,409
Independent Bank Corp./Massachusetts	9,762	428,259
Independent Bank Corp./Michigan	3,672	47,112
Independent Bank Group, Inc.	1,715	66,731
International Bancshares Corp.	19,869	517,190
Investors Bancorp, Inc.	122,646	1,437,411
Lakeland Bancorp, Inc.	6,983	80,304
Lakeland Financial Corp.	6,443	261,457
LegacyTexas Financial Group, Inc.	15,206	345,632
Macatawa Bank Corp.	4,902	26,226
MainSource Financial Group, Inc.	5,473	107,490
MB Financial, Inc.	22,751	712,334
Mercantile Bank Corp.	2,993	58,513
Merchants Bancshares, Inc./Vermont	981	28,616
Metro Bancorp, Inc.	2,668	73,557
MidSouth Bancorp, Inc.	1,573	23,202
MidWestOne Financial Group, Inc.	1,288	37,133
National Bank Holdings Corp., Class A	14,013	263,584
National Bankshares, Inc./Virginia	1,293	38,583
National Penn Bancshares, Inc.	46,234	497,940
NBT Bancorp, Inc.	15,309	383,643
NewBridge Bancorp	6,298	56,178
Northrim BanCorp, Inc.	1,270	31,166
OFG Bancorp	15,935	260,059
Old Line Bancshares, Inc.	1,544	24,395
Old National Bancorp/Indiana	41,927	594,944
Opus Bank	1,642	50,705
Pacific Continental Corp.	3,344	44,208
Pacific Premier Bancorp, Inc.*	3,693	59,790
Palmetto Bancshares, Inc.	803	15,257
Park National Corp.	4,435	379,459
Park Sterling Corp.	8,449	59,988
Peapack-Gladstone Financial Corp.	2,640	57,024
Penns Woods Bancorp, Inc.	867	42,405
Peoples Bancorp, Inc./Ohio	2,697	63,757
Peoples Financial Services Corp.	1,405	63,042
Pinnacle Financial Partners, Inc.	13,636	606,257
Preferred Bank/California	2,120	58,236
PrivateBancorp, Inc.	24,562	863,845
Prosperity Bancshares, Inc.	25,001	1,312,052
Renasant Corp.	12,572	377,789
Republic Bancorp, Inc./Kentucky, Class A	2,782	68,799
Republic First Bancorp, Inc.*	5,771	20,949
S&T Bancorp, Inc.	12,671	359,603
Sandy Spring Bancorp, Inc.	9,738	255,428
Seacoast Banking Corp. of Florida*	3,644	52,000
ServisFirst Bancshares, Inc.	863	28,470
Sierra Bancorp	2,268	37,876
Simmons First National Corp., Class A	8,504	386,677
South State Corp.	9,313	636,916
Southside Bancshares, Inc.	7,392	212,076
Southwest Bancorp, Inc./Oklahoma	5,136	91,369
Square 1 Financial, Inc., Class A*	1,226	32,820
State Bank Financial Corp.	15,315	321,615
Sterling Bancorp/Delaware	34,746	465,944
Stock Yards Bancorp, Inc.	3,410	117,406
Stonegate Bank	1,869	56,425
Suffolk Bancorp	2,522	59,923
Sun Bancorp, Inc./New Jersey*	1,591	30,086
Susquehanna Bancshares, Inc.	69,270	949,692
Talmer Bancorp, Inc., Class A	6,288	96,301
Texas Capital Bancshares, Inc.*	16,369	796,352
Tompkins Financial Corp.	6,201	333,924
Towne Bank/Virginia	14,556	234,060
TriCo Bancshares	8,142	196,466
TriState Capital Holdings, Inc.*	4,146	43,409
Triumph Bancorp, Inc.*	1,258	17,184
Trustmark Corp.	23,594	572,862
UMB Financial Corp.	13,273	702,009
Umpqua Holdings Corp.	56,370	968,437
Union Bankshares Corp.	15,638	347,320
United Bankshares, Inc./West Virginia	25,104	943,408

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc./Georgia	19,292	$364,233
Univest Corp. of Pennsylvania	3,066	60,676
Valley National BanCorp	81,411	768,520
Washington Trust Bancorp, Inc.	5,599	213,826
Webster Financial Corp.	30,580	1,132,989
WesBanco, Inc.	10,929	356,067
West Bancorp, Inc.	2,986	59,391
Westamerica BanCorp	8,986	388,285
Western Alliance BanCorp*	27,839	825,148
Wilshire Bancorp, Inc.	28,476	283,906
Wintrust Financial Corp.	15,867	756,539
Yadkin Financial Corp.*	3,850	78,155

		45,734,671

Capital Markets (0.9%)
Actua Corp.*	17,142	265,530
Arlington Asset Investment Corp., Class A	7,732	186,032
Ashford, Inc.*	297	35,272
BGC Partners, Inc., Class A	62,194	587,733
Calamos Asset Management, Inc., Class A	3,229	43,430
CIFC Corp.	874	6,686
Cohen & Steers, Inc.	7,489	306,674
Cowen Group, Inc., Class A*	39,264	204,173
Diamond Hill Investment Group, Inc.	519	83,040
Evercore Partners, Inc., Class A	11,640	601,322
FBR & Co.*	1,484	34,295
Fifth Street Asset Management, Inc.	1,012	11,405
Financial Engines, Inc.	18,113	757,667
FXCM, Inc., Class A	8,577	18,269
GAMCO Investors, Inc., Class A	2,434	191,093
GFI Group, Inc.	17,208	102,043
Greenhill & Co., Inc.	10,809	428,577
HFF, Inc., Class A	12,329	462,831
INTL FCStone, Inc.*	2,809	83,511
Investment Technology Group, Inc.*	12,395	375,692
Janus Capital Group, Inc.	50,709	871,688
KCG Holdings, Inc., Class A*	15,632	191,648
Ladenburg Thalmann Financial Services, Inc.*	18,065	69,731
Manning & Napier, Inc.	2,480	32,265
Medley Management, Inc., Class A	1,049	11,528
Moelis & Co., Class A	2,890	87,047
OM Asset Management plc	7,762	144,684
Oppenheimer Holdings, Inc., Class A	1,821	42,721
Piper Jaffray Cos.*	6,795	356,466
Pzena Investment Management, Inc., Class A	4,012	36,790
RCS Capital Corp., Class A	8,736	92,951
Safeguard Scientifics, Inc.*	3,923	70,928
Silvercrest Asset Management Group, Inc., Class A	1,063	15,148
Stifel Financial Corp.*	23,014	1,283,030
Virtus Investment Partners, Inc.	2,662	348,110
Walter Investment Management Corp.*	15,912	256,979
Westwood Holdings Group, Inc.	1,652	99,616
WisdomTree Investments, Inc.	38,006	815,609

		9,612,214

Consumer Finance (0.4%)
Cash America International, Inc.	11,039	257,209
Consumer Portfolio Services, Inc.*	3,940	27,540
Credit Acceptance Corp.*	2,374	462,930
Encore Capital Group, Inc.*	10,336	429,874
Enova International, Inc.*	10,099	198,849
EzCorp, Inc., Class A*	17,474	159,538
First Cash Financial Services, Inc.*	10,725	498,927
Green Dot Corp., Class A*	10,717	170,615
JG Wentworth Co., Class A*	2,172	22,567
Nelnet, Inc., Class A	7,635	361,288
Nicholas Financial, Inc.*	1,185	16,602
PRA Group, Inc.*	17,641	958,259
Regional Management Corp.*	2,013	29,712
Springleaf Holdings, Inc.*	8,881	459,769
World Acceptance Corp.*	3,226	235,240

		4,288,919

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	4,314	42,148
MarketAxess Holdings, Inc.	13,195	1,093,865
Marlin Business Services Corp.	1,531	30,666
NewStar Financial, Inc.*	8,224	96,468
On Deck Capital, Inc.*	2,070	44,070
PHH Corp.*	18,978	458,698
PICO Holdings, Inc.*	4,318	69,995
Resource America, Inc., Class A	2,419	22,013
Tiptree Financial, Inc., Class A*	1,528	10,131

		1,868,054

Insurance (1.4%)
Ambac Financial Group, Inc.*	15,462	374,180
American Equity Investment Life Holding Co.	26,107	760,497
AMERISAFE, Inc.	6,397	295,861
AmTrust Financial Services, Inc.	11,553	658,348
Argo Group International Holdings Ltd.	10,411	522,112
Atlas Financial Holdings, Inc.*	2,168	38,309
Baldwin & Lyons, Inc., Class B	1,768	41,477
Citizens, Inc./Texas*	8,531	52,551
CNO Financial Group, Inc.	69,755	1,201,181
Crawford & Co., Class B	4,913	42,448
Donegal Group, Inc., Class A	1,519	23,879
eHealth, Inc.*	3,278	30,748
EMC Insurance Group, Inc.	905	30,589
Employers Holdings, Inc.	13,171	355,485
Enstar Group Ltd.*	3,147	446,433
FBL Financial Group, Inc., Class A	3,314	205,501
Federated National Holding Co.	2,515	76,959
Fidelity & Guaranty Life	3,808	80,730
First American Financial Corp.	36,607	1,306,138
Global Indemnity plc*	2,702	74,980
Greenlight Capital Reinsurance Ltd., Class A*	10,016	318,509
Hallmark Financial Services, Inc.*	5,642	59,805
HCI Group, Inc.	1,571	72,062
Heritage Insurance Holdings, Inc.*	1,289	28,371
Horace Mann Educators Corp.	14,997	512,897
Independence Holding Co.	1,507	20,480

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Infinity Property & Casualty Corp.	4,283	$351,420
James River Group Holdings Ltd.	2,018	47,484
Kansas City Life Insurance Co.	668	30,681
Kemper Corp.	16,626	647,749
Maiden Holdings Ltd.	19,167	284,247
Meadowbrook Insurance Group, Inc.	9,010	76,585
Montpelier Reinsurance Holdings Ltd.	13,011	500,143
National General Holdings Corp.	13,100	244,970
National Interstate Corp.	1,304	36,616
National Western Life Insurance Co., Class A	714	181,570
Navigators Group, Inc.*	3,810	296,570
OneBeacon Insurance Group Ltd., Class A	7,029	106,911
Patriot National, Inc.*	1,500	19,050
Phoenix Cos., Inc.*	1,041	52,040
Primerica, Inc.	19,239	979,265
RLI Corp.	15,696	822,627
Safety Insurance Group, Inc.	5,263	314,464
Selective Insurance Group, Inc.	20,454	594,189
State Auto Financial Corp.	3,230	78,457
State National Cos., Inc.	4,384	43,621
Stewart Information Services Corp.	7,593	308,580
Symetra Financial Corp.	27,824	652,751
Third Point Reinsurance Ltd.*	20,968	296,697
United Fire Group, Inc.	7,079	224,900
United Insurance Holdings Corp.	3,115	70,087
Universal Insurance Holdings, Inc.	11,030	282,258

		15,174,462

Real Estate Investment Trusts (REITs) (5.1%)
Acadia Realty Trust (REIT)	22,213	774,789
AG Mortgage Investment Trust, Inc. (REIT)	11,021	207,636
Agree Realty Corp. (REIT)	5,906	194,721
Alexander’s, Inc. (REIT)	732	334,217
Altisource Residential Corp. (REIT)	21,656	451,744
American Assets Trust, Inc. (REIT)	12,977	561,645
American Capital Mortgage Investment Corp. (REIT)	19,103	343,090
American Residential Properties, Inc. (REIT)*	12,259	220,539
Anworth Mortgage Asset Corp. (REIT)	51,308	261,158
Apollo Commercial Real Estate Finance, Inc. (REIT)	18,228	313,157
Apollo Residential Mortgage, Inc. (REIT)	9,942	158,575
Ares Commercial Real Estate Corp. (REIT)	5,271	58,245
Armada Hoffler Properties, Inc. (REIT)	4,703	50,134
ARMOUR Residential REIT, Inc. (REIT)	132,926	421,375
Ashford Hospitality Prime, Inc. (REIT)	4,408	73,922
Ashford Hospitality Trust, Inc. (REIT)	27,250	262,145
Associated Estates Realty Corp. (REIT)	21,924	541,084
Aviv REIT, Inc. (REIT)	7,394	269,881
Campus Crest Communities, Inc. (REIT)	11,728	83,972
Capstead Mortgage Corp. (REIT)	33,032	388,787
CareTrust REIT, Inc. (REIT)	5,041	68,356
CatchMark Timber Trust, Inc. (REIT), Class A	3,631	42,555
Cedar Realty Trust, Inc. (REIT)	29,785	223,090
Chambers Street Properties (REIT)	80,615	635,246
Chatham Lodging Trust (REIT)	12,804	376,566
Chesapeake Lodging Trust (REIT)	20,114	680,457
Colony Financial, Inc. (REIT), Class A	36,347	942,114
CorEnergy Infrastructure Trust, Inc. (REIT)	8,280	57,380
CoreSite Realty Corp. (REIT)	7,679	373,814
Cousins Properties, Inc. (REIT)	80,592	854,275
CubeSmart (REIT)	55,822	1,348,101
CyrusOne, Inc. (REIT)	12,106	376,739
CYS Investments, Inc. (REIT)	59,855	533,308
DCT Industrial Trust, Inc. (REIT)	29,213	1,012,523
DiamondRock Hospitality Co. (REIT)	68,620	969,601
DuPont Fabros Technology, Inc. (REIT)	21,938	716,934
Dynex Capital, Inc. (REIT)	10,549	89,350
Easterly Government Properties, Inc. (REIT)*	2,494	40,029
EastGroup Properties, Inc. (REIT)	11,174	672,004
Education Realty Trust, Inc. (REIT)	15,071	533,212
Empire State Realty Trust, Inc. (REIT), Class A	33,762	635,063
EPR Properties (REIT)	20,065	1,204,502
Equity One, Inc. (REIT)	23,029	614,644
Excel Trust, Inc. (REIT)	22,518	315,702
FelCor Lodging Trust, Inc. (REIT)	42,592	489,382
First Industrial Realty Trust, Inc. (REIT)	40,134	860,072
First Potomac Realty Trust (REIT)	23,883	283,969
Franklin Street Properties Corp. (REIT)	34,576	443,264
Geo Group, Inc. (REIT)	24,658	1,078,541
Getty Realty Corp. (REIT)	4,966	90,381
Gladstone Commercial Corp. (REIT)	3,400	63,274
Government Properties Income Trust (REIT)	25,661	586,354
Gramercy Property Trust, Inc. (REIT)	15,863	445,267
Great Ajax Corp. (REIT)*	642	9,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,709	86,081
Hatteras Financial Corp. (REIT)	35,771	649,601

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Realty Trust, Inc. (REIT)	35,069	$974,217
Hersha Hospitality Trust (REIT)	70,940	458,982
Highwoods Properties, Inc. (REIT)#	31,840	1,457,635
Hudson Pacific Properties, Inc. (REIT)	21,567	715,809
InfraREIT, Inc. (REIT)	7,805	223,145
Inland Real Estate Corp. (REIT)	35,385	378,266
Invesco Mortgage Capital, Inc. (REIT)	43,475	675,167
Investors Real Estate Trust (REIT)	41,175	308,812
iStar Financial, Inc. (REIT)*	32,773	426,049
Kite Realty Group Trust (REIT)	10,931	307,926
LaSalle Hotel Properties (REIT)	38,177	1,483,558
Lexington Realty Trust (REIT)	75,779	744,908
LTC Properties, Inc. (REIT)	12,355	568,330
Mack-Cali Realty Corp. (REIT)	32,833	633,020
Medical Properties Trust, Inc. (REIT)	70,652	1,041,410
Monmouth Real Estate Investment Corp. (REIT)	21,004	233,354
National Health Investors, Inc. (REIT)	12,868	913,757
New Residential Investment Corp. (REIT)	49,398	742,452
New York Mortgage Trust, Inc. (REIT)	34,412	267,037
New York REIT, Inc. (REIT)	62,590	655,943
One Liberty Properties, Inc. (REIT)	3,624	88,498
Owens Realty Mortgage, Inc. (REIT)	2,052	30,739
Parkway Properties, Inc. (REIT)	27,820	482,677
Pebblebrook Hotel Trust (REIT)	25,291	1,177,802
Pennsylvania Real Estate Investment Trust (REIT)	26,392	613,086
PennyMac Mortgage Investment Trust (REIT)	28,570	608,255
Physicians Realty Trust (REIT)	21,291	374,935
Potlatch Corp. (REIT)	15,759	630,990
PS Business Parks, Inc. (REIT)	6,844	568,326
QTS Realty Trust, Inc. (REIT), Class A	4,913	178,882
RAIT Financial Trust (REIT)	29,131	199,839
Ramco-Gershenson Properties Trust (REIT)	28,931	538,117
Redwood Trust, Inc. (REIT)	29,322	523,984
Resource Capital Corp. (REIT)	55,139	250,331
Retail Opportunity Investments Corp. (REIT)	31,685	579,836
Rexford Industrial Realty, Inc. (REIT)	19,010	300,548
RLJ Lodging Trust (REIT)	46,306	1,449,841
Rouse Properties, Inc. (REIT)	13,930	264,113
Ryman Hospitality Properties, Inc. (REIT)	14,732	897,326
Sabra Health Care REIT, Inc. (REIT)	19,705	653,221
Saul Centers, Inc. (REIT)	3,597	205,748
Select Income REIT (REIT)	13,535	338,240
Silver Bay Realty Trust Corp. (REIT)	13,739	222,022
Sovran Self Storage, Inc. (REIT)	11,651	1,094,495
STAG Industrial, Inc. (REIT)	18,593	437,307
STORE Capital Corp. (REIT)	11,090	258,952
Strategic Hotels & Resorts, Inc. (REIT)*	88,598	1,101,273
Summit Hotel Properties, Inc. (REIT)	28,848	405,891
Sun Communities, Inc. (REIT)	16,386	1,093,274
Sunstone Hotel Investors, Inc. (REIT)	72,620	1,210,575
Terreno Realty Corp. (REIT)	13,892	316,738
Trade Street Residential, Inc. (REIT)	3,521	25,210
UMH Properties, Inc. (REIT)	3,926	39,535
Universal Health Realty Income Trust (REIT)	3,681	207,056
Urstadt Biddle Properties, Inc. (REIT), Class A	7,860	181,252
Washington Real Estate Investment Trust (REIT)	25,462	703,515
Western Asset Mortgage Capital Corp. (REIT)	15,425	232,609
Whitestone REIT (REIT)	4,335	68,840

		56,135,550

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	16,778	724,474
Altisource Asset Management Corp.*	463	85,715
Altisource Portfolio Solutions S.A.*	5,145	66,216
AV Homes, Inc.*	4,182	66,745
Consolidated-Tomoka Land Co.	1,271	75,828
Forestar Group, Inc.*	13,327	210,167
FRP Holdings, Inc.*	1,261	45,900
Kennedy-Wilson Holdings, Inc.	26,504	692,815
Marcus & Millichap, Inc.*	2,942	110,266
RE/MAX Holdings, Inc., Class A	2,025	67,250
St. Joe Co.*	18,845	349,763
Tejon Ranch Co.*	3,476	91,940

		2,587,079

Thrifts & Mortgage Finance (0.9%)
Anchor BanCorp Wisconsin, Inc.*	1,106	38,411
Astoria Financial Corp.	30,521	395,247
Bank Mutual Corp.	8,834	64,665
BankFinancial Corp.	3,204	42,101
BBX Capital Corp., Class A*	1,486	27,640
Beneficial Bancorp, Inc.*	13,275	149,875
Berkshire Hills Bancorp, Inc.	10,582	293,121
BofI Holding, Inc.*	5,578	518,977
Brookline Bancorp, Inc.	25,680	258,084
Capitol Federal Financial, Inc.	52,685	658,562
Charter Financial Corp./Maryland	2,613	30,049
Clifton Bancorp, Inc.	5,421	76,490
Dime Community Bancshares, Inc.	6,088	98,017
Essent Group Ltd.*	15,854	379,069
EverBank Financial Corp.	31,238	563,221
Federal Agricultural Mortgage Corp., Class C	1,937	54,604
First Defiance Financial Corp.	1,809	59,371

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Northwest, Inc.	2,210	$27,293
Flagstar Bancorp, Inc.*	4,588	66,572
Fox Chase Bancorp, Inc.	2,147	36,134
Home Loan Servicing Solutions Ltd.	24,990	413,335
HomeStreet, Inc.*	3,953	72,419
Kearny Financial Corp.*	2,858	38,812
Ladder Capital Corp. (REIT)*	3,362	62,231
LendingTree, Inc.*	1,154	64,636
Meridian Bancorp, Inc.*	3,919	51,613
Meta Financial Group, Inc.	1,171	46,524
MGIC Investment Corp.*	118,390	1,140,096
NMI Holdings, Inc., Class A*	9,492	71,095
Northfield Bancorp, Inc.	16,660	246,901
Northwest Bancshares, Inc.	35,675	422,749
OceanFirst Financial Corp.	2,940	50,774
Oritani Financial Corp.	16,180	235,419
PennyMac Financial Services, Inc., Class A*	2,508	42,561
Provident Financial Services, Inc.	21,825	407,036
Radian Group, Inc.	64,990	1,091,182
Stonegate Mortgage Corp.*	2,686	29,063
Territorial Bancorp, Inc.	1,693	40,226
TrustCo Bank Corp.	31,761	218,516
United Community Financial Corp./Ohio	9,303	50,794
United Financial Bancorp, Inc.	19,126	237,736
Walker & Dunlop, Inc.*	3,158	55,991
Washington Federal, Inc.	37,344	814,286
Waterstone Financial, Inc.	6,455	82,882
WSFS Financial Corp.	3,570	269,999

		10,094,379

Total Financials		145,495,328

Health Care (8.8%)
Biotechnology (3.5%)
ACADIA Pharmaceuticals, Inc.*	27,738	903,981
Acceleron Pharma, Inc.*	6,127	233,194
Achillion Pharmaceuticals, Inc.*	39,001	384,550
Acorda Therapeutics, Inc.*	15,238	507,121
Actinium Pharmaceuticals, Inc.*	4,929	12,175
Adamas Pharmaceuticals, Inc.*	538	9,410
Aegerion Pharmaceuticals, Inc.*	11,293	295,538
Agenus, Inc.*	11,673	59,882
Agios Pharmaceuticals, Inc.*	5,200	490,360
Akebia Therapeutics, Inc.*	1,470	16,332
Alder Biopharmaceuticals, Inc.*	1,811	52,265
AMAG Pharmaceuticals, Inc.*	8,171	446,627
Anacor Pharmaceuticals, Inc.*	11,038	638,548
Applied Genetic Technologies Corp.*	1,020	20,390
Ardelyx, Inc.*	928	12,148
Arena Pharmaceuticals, Inc.*	81,496	356,138
ARIAD Pharmaceuticals, Inc.*	60,889	501,725
Array BioPharma, Inc.*	47,691	351,483
Arrowhead Research Corp.*	10,232	69,219
Atara Biotherapeutics, Inc.*	1,247	51,838
Auspex Pharmaceuticals, Inc.*	3,496	350,544
Avalanche Biotechnologies, Inc.*	1,389	56,282
Bellicum Pharmaceuticals, Inc.*	1,512	35,033
BioCryst Pharmaceuticals, Inc.*	25,995	234,735
BioSpecifics Technologies Corp.*	680	26,622
BioTime, Inc.*	9,746	48,438
Bluebird Bio, Inc.*	8,037	970,628
Calithera Biosciences, Inc.*	1,489	24,449
Cara Therapeutics, Inc.*	1,043	10,482
Celldex Therapeutics, Inc.*	32,956	918,484
Cellular Dynamics International, Inc.*	1,813	29,788
Cepheid, Inc.*	24,570	1,398,033
Chelsea Therapeutics International Ltd.*†	15,200	912
ChemoCentryx, Inc.*	5,127	38,709
Chimerix, Inc.*	10,539	397,215
Clovis Oncology, Inc.*	8,939	663,542
Coherus Biosciences, Inc.*	1,192	36,451
CTI BioPharma Corp.*	34,252	61,996
Cytokinetics, Inc.*	6,353	43,073
Cytori Therapeutics, Inc.*	16,166	19,076
CytRx Corp.*	10,488	35,345
Dicerna Pharmaceuticals, Inc.*	681	16,364
Dyax Corp.*	46,612	780,984
Dynavax Technologies Corp.*	10,556	236,771
Eleven Biotherapeutics, Inc.*	871	7,769
Emergent Biosolutions, Inc.*	10,971	315,526
Enanta Pharmaceuticals, Inc.*	3,794	116,172
Epizyme, Inc.*	2,814	52,847
Esperion Therapeutics, Inc.*	1,217	112,694
Exact Sciences Corp.*	30,083	662,428
Exelixis, Inc.*	59,579	153,118
FibroGen, Inc.*	2,652	83,220
Five Prime Therapeutics, Inc.*	3,706	84,682
Flexion Therapeutics, Inc.*	1,049	23,623
Foundation Medicine, Inc.*	4,759	228,955
Galectin Therapeutics, Inc.*	3,382	11,330
Galena Biopharma, Inc.*	26,728	37,152
Genocea Biosciences, Inc.*	960	11,386
Genomic Health, Inc.*	6,197	189,318
Geron Corp.*	54,800	206,596
Halozyme Therapeutics, Inc.*	37,370	533,644
Heron Therapeutics, Inc.*	4,241	61,707
Hyperion Therapeutics, Inc.*	2,498	114,658
Idera Pharmaceuticals, Inc.*	15,525	57,598
Immune Design Corp.*	1,103	23,284
ImmunoGen, Inc.*	37,335	334,148
Immunomedics, Inc.*	23,981	91,847
Infinity Pharmaceuticals, Inc.*	20,402	285,220
Inovio Pharmaceuticals, Inc.*	20,438	166,774
Insmed, Inc.*	15,631	325,125
Insys Therapeutics, Inc.*	3,328	193,457
Intrexon Corp.*	13,532	613,947
Invitae Corp.*	1,288	21,587
Ironwood Pharmaceuticals, Inc.*	44,119	705,904
Isis Pharmaceuticals, Inc.#*	40,027	2,548,519
Karyopharm Therapeutics, Inc.*	4,981	152,468
Keryx Biopharmaceuticals, Inc.*	33,166	422,203
Kindred Biosciences, Inc.*	1,952	13,937
Kite Pharma, Inc.*	3,332	192,190
KYTHERA Biopharmaceuticals, Inc.*	5,899	295,835
Lexicon Pharmaceuticals, Inc.*	60,404	57,039
Ligand Pharmaceuticals, Inc.*	7,624	587,887
Loxo Oncology, Inc.*	557	6,935
MacroGenics, Inc.*	7,767	243,651
MannKind Corp.*	84,234	438,017
Merrimack Pharmaceuticals, Inc.*	37,387	444,158

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MiMedx Group, Inc.*	37,136	$386,214
Mirati Therapeutics, Inc.*	1,526	44,742
Momenta Pharmaceuticals, Inc.*	19,913	302,678
NanoViricides, Inc.*	7,511	16,900
Navidea Biopharmaceuticals, Inc.*	28,275	44,957
NeoStem, Inc.*	4,434	11,262
Neuralstem, Inc.*	12,906	24,521
Neurocrine Biosciences, Inc.*	28,791	1,143,291
NewLink Genetics Corp.*	7,048	385,596
Northwest Biotherapeutics, Inc.*	7,831	57,714
Novavax, Inc.*	85,016	703,082
Ohr Pharmaceutical, Inc.*	3,949	10,030
OncoMed Pharmaceuticals, Inc.*	2,370	61,099
Oncothyreon, Inc.*	16,512	26,915
Ophthotech Corp.*	5,162	240,188
OPKO Health, Inc.*	67,464	955,965
Orexigen Therapeutics, Inc.*	40,781	319,315
Organovo Holdings, Inc.*	12,853	45,500
Osiris Therapeutics, Inc.*	3,564	62,655
Otonomy, Inc.*	1,437	50,812
OvaScience, Inc.*	5,541	192,439
PDL BioPharma, Inc.	62,464	439,434
Peregrine Pharmaceuticals, Inc.*	33,146	44,747
Portola Pharmaceuticals, Inc.*	15,197	576,878
Progenics Pharmaceuticals, Inc.*	12,829	76,717
Prothena Corp. plc*	8,976	342,345
PTC Therapeutics, Inc.*	8,598	523,188
Puma Biotechnology, Inc.#*	8,415	1,986,866
Radius Health, Inc.*	3,403	140,067
Raptor Pharmaceutical Corp.*	25,517	277,370
Receptos, Inc.*	7,424	1,224,143
Regado Biosciences, Inc.*	2,882	3,516
Regulus Therapeutics, Inc.*	6,698	113,464
Repligen Corp.*	11,971	363,440
Retrophin, Inc.*	4,986	119,465
Rigel Pharmaceuticals, Inc.*	15,801	56,410
Sage Therapeutics, Inc.*	2,770	139,137
Sangamo BioSciences, Inc.*	24,344	381,714
Sarepta Therapeutics, Inc.*	15,181	201,604
Spark Therapeutics, Inc.*	2,714	210,335
Spectrum Pharmaceuticals, Inc.*	12,287	74,582
Stemline Therapeutics, Inc.*	2,644	38,259
Sunesis Pharmaceuticals, Inc.*	10,330	25,309
Synageva BioPharma Corp.*	8,365	815,838
Synergy Pharmaceuticals, Inc.*	25,238	116,600
Synta Pharmaceuticals Corp.*	11,680	22,659
T2 Biosystems, Inc.*	1,042	16,172
TESARO, Inc.*	7,096	407,310
TG Therapeutics, Inc.*	5,256	81,363
Threshold Pharmaceuticals, Inc.*	10,517	42,699
Tokai Pharmaceuticals, Inc.*	1,038	11,729
Ultragenyx Pharmaceutical, Inc.*	2,821	175,156
Vanda Pharmaceuticals, Inc.*	12,684	117,961
Verastem, Inc.*	5,169	52,569
Versartis, Inc.*	1,456	26,747
Vitae Pharmaceuticals, Inc.*	1,144	13,396
Vital Therapies, Inc.*	1,472	36,815
Xencor, Inc.*	3,352	51,353
XOMA Corp.*	32,227	117,306
Zafgen, Inc.*	2,927	115,938
ZIOPHARM Oncology, Inc.*	29,321	315,787

		38,057,698

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	7,970	510,957
ABIOMED, Inc.*	13,513	967,260
Accuray, Inc.*	26,127	242,981
Analogic Corp.	4,768	433,411
AngioDynamics, Inc.*	7,653	136,147
Anika Therapeutics, Inc.*	5,017	206,550
Antares Pharma, Inc.*	39,695	107,573
AtriCure, Inc.*	9,431	193,241
Atrion Corp.	481	166,190
Cantel Medical Corp.	12,517	594,557
Cardiovascular Systems, Inc.*	10,118	395,007
Cerus Corp.*	23,137	96,481
CONMED Corp.	10,596	534,992
CryoLife, Inc.	5,140	53,302
Cyberonics, Inc.*	9,058	588,045
Cynosure, Inc., Class A*	8,004	245,483
Derma Sciences, Inc.*	4,257	36,057
DexCom, Inc.*	25,641	1,598,460
Endologix, Inc.*	25,628	437,470
Entellus Medical, Inc.*	933	20,433
Exactech, Inc.*	2,999	76,864
GenMark Diagnostics, Inc.*	16,521	214,443
Globus Medical, Inc., Class A*	25,122	634,079
Greatbatch, Inc.*	9,643	557,848
Haemonetics Corp.*	18,994	853,210
HeartWare International, Inc.*	6,050	531,008
ICU Medical, Inc.*	4,604	428,817
Inogen, Inc.*	973	31,126
Insulet Corp.*	19,082	636,385
Integra LifeSciences Holdings Corp.*	9,823	605,588
Invacare Corp.	11,117	215,781
K2M Group Holdings, Inc.*	1,644	36,250
LDR Holding Corp.*	6,147	225,226
Masimo Corp.*	15,222	502,022
Meridian Bioscience, Inc.	18,074	344,852
Merit Medical Systems, Inc.*	17,016	327,558
Natus Medical, Inc.*	12,898	509,084
Neogen Corp.*	12,948	605,060
Nevro Corp.*	2,762	132,383
NuVasive, Inc.*	16,486	758,191
NxStage Medical, Inc.*	23,988	414,992
Ocular Therapeutix, Inc.*	1,039	43,622
OraSure Technologies, Inc.*	21,084	137,889
Orthofix International N.V.*	7,929	284,572
Oxford Immunotec Global plc*	2,961	41,691
PhotoMedex, Inc.*	2,572	5,170
Quidel Corp.*	12,009	324,003
Rockwell Medical, Inc.*	10,020	109,519
Roka Bioscience, Inc.*	776	2,483
RTI Surgical, Inc.*	10,133	50,057
Second Sight Medical Products, Inc.*	759	9,730
Sientra, Inc.*	977	18,749
Spectranetics Corp.*	15,454	537,181
STAAR Surgical Co.*	8,811	65,466
STERIS Corp.	20,870	1,466,535
SurModics, Inc.*	6,059	157,716
Symmetry Surgical, Inc.*	1,730	12,681
Tandem Diabetes Care, Inc.*	1,886	23,801
Thoratec Corp.*	18,193	762,105
Tornier N.V.*	13,181	345,606

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
TransEnterix, Inc.*	5,385	$15,778
TriVascular Technologies, Inc.*	1,379	14,466
Unilife Corp.*	22,605	90,646
Utah Medical Products, Inc.	696	41,663
Vascular Solutions, Inc.*	3,979	120,643
Veracyte, Inc.*	1,214	8,838
West Pharmaceutical Services, Inc.	24,968	1,503,323
Wright Medical Group, Inc.*	19,906	513,575
Zeltiq Aesthetics, Inc.*	8,975	276,699

		23,189,571

Health Care Providers & Services (1.5%)
AAC Holdings, Inc.*	998	30,519
Acadia Healthcare Co., Inc.*	14,643	1,048,439
Aceto Corp.	10,544	231,968
Addus HomeCare Corp.*	1,188	27,348
Adeptus Health, Inc., Class A*	1,047	52,580
Air Methods Corp.*	13,236	616,665
Alliance HealthCare Services, Inc.*	912	20,228
Almost Family, Inc.*	1,565	69,971
Amedisys, Inc.*	10,866	290,991
AMN Healthcare Services, Inc.*	17,193	396,643
Amsurg Corp.*	15,600	959,712
Bio-Reference Laboratories, Inc.*	9,684	341,264
BioScrip, Inc.*	17,375	76,971
BioTelemetry, Inc.*	4,932	43,648
Capital Senior Living Corp.*	10,135	262,902
Chemed Corp.	6,634	792,100
Civitas Solutions, Inc.*	2,118	44,351
CorVel Corp.*	2,021	69,543
Cross Country Healthcare, Inc.*	5,627	66,736
Ensign Group, Inc.	8,702	407,776
ExamWorks Group, Inc.*	13,701	570,236
Five Star Quality Care, Inc.*	8,265	36,697
Genesis Healthcare, Inc.*	11,186	79,644
Hanger, Inc.*	13,383	303,660
HealthEquity, Inc.*	4,164	104,058
HealthSouth Corp.	31,014	1,375,781
Healthways, Inc.*	12,687	249,934
IPC Healthcare, Inc.*	7,449	347,421
Kindred Healthcare, Inc.	29,679	706,063
Landauer, Inc.	4,221	148,326
LHC Group, Inc.*	4,823	159,304
Magellan Health, Inc.*	10,420	737,944
Molina Healthcare, Inc.*	10,303	693,289
National HealthCare Corp.	4,334	276,119
National Research Corp., Class A	6,532	94,061
Owens & Minor, Inc.	21,635	732,128
PharMerica Corp.*	11,280	317,983
Providence Service Corp.*	2,126	112,933
RadNet, Inc.*	6,109	51,316
Select Medical Holdings Corp.	26,850	398,186
Surgical Care Affiliates, Inc.*	3,463	118,885
Team Health Holdings, Inc.*	24,820	1,452,218
Triple-S Management Corp., Class B*	8,443	167,847
Trupanion, Inc.*	1,410	11,280
U.S. Physical Therapy, Inc.	4,178	198,455
Universal American Corp.*	11,544	123,290
WellCare Health Plans, Inc.*	15,494	1,417,081

		16,834,494

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	2,435	18,896
Computer Programs & Systems, Inc.	4,832	262,184
Connecture, Inc.*	1,075	11,126
HealthStream, Inc.*	8,198	206,590
HMS Holdings Corp.*	30,085	464,813
Imprivata, Inc.*	977	13,678
MedAssets, Inc.*	21,583	406,192
Medidata Solutions, Inc.*	19,011	932,299
Merge Healthcare, Inc.*	19,336	86,432
Omnicell, Inc.*	13,507	474,096
Quality Systems, Inc.	18,466	295,087
Vocera Communications, Inc.*	4,315	42,805

		3,214,198

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	8,267	186,008
Affymetrix, Inc.*	29,736	373,484
Albany Molecular Research, Inc.*	4,357	76,683
Cambrex Corp.*	12,336	488,876
Enzo Biochem, Inc.*	6,409	18,907
Fluidigm Corp.*	9,540	401,634
Furiex Pharmaceuticals, Inc.*†	2,644	19,374
INC Research Holdings, Inc., Class A*	3,849	125,978
Luminex Corp.*	12,916	206,656
NanoString Technologies, Inc.*	1,879	19,147
Pacific Biosciences of California, Inc.*	10,948	63,936
PAREXEL International Corp.*	19,502	1,345,443
PRA Health Sciences, Inc.*	6,525	188,181
Sequenom, Inc.*	21,871	86,390

		3,600,697

Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.*	4,747	18,323
Achaogen, Inc.*	1,277	12,464
Aerie Pharmaceuticals, Inc.*	1,893	59,327
Akorn, Inc.*	21,130	1,003,886
Alimera Sciences, Inc.*	4,917	24,634
Amphastar Pharmaceuticals, Inc.*	1,565	23,412
Ampio Pharmaceuticals, Inc.*	7,755	58,395
ANI Pharmaceuticals, Inc.*	1,292	80,815
Aratana Therapeutics, Inc.*	9,705	155,377
BioDelivery Sciences International, Inc.*	15,554	163,317
Bio-Path Holdings, Inc.*	13,713	24,683
Catalent, Inc.*	17,979	560,046
Cempra, Inc.*	9,261	317,745
Corcept Therapeutics, Inc.*	9,951	55,726
Depomed, Inc.*	20,347	455,976
Dermira, Inc.*	1,422	21,828
Egalet Corp.*	794	10,266
Endocyte, Inc.*	7,051	44,139
Flex Pharma, Inc.*	930	18,228
Horizon Pharma plc*	22,123	574,534
IGI Laboratories, Inc.*	5,989	48,870
Impax Laboratories, Inc.*	24,022	1,125,911
Intersect ENT, Inc.*	1,011	26,114
Intra-Cellular Therapies, Inc.*	3,596	85,873
Lannett Co., Inc.*	9,706	657,193
Medicines Co.*	22,876	640,986
Nektar Therapeutics*	46,468	511,148

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Omeros Corp.*	11,966	$263,611
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	12,240	1,087,524
Pain Therapeutics, Inc.*	7,069	13,360
Pernix Therapeutics Holdings, Inc.*	6,005	64,193
Phibro Animal Health Corp., Class A	5,173	183,176
POZEN, Inc.*	5,137	39,658
Prestige Brands Holdings, Inc.*	18,242	782,399
Relypsa, Inc.*	6,456	232,868
Repros Therapeutics, Inc.*	4,382	37,641
Revance Therapeutics, Inc.*	1,552	32,173
Sagent Pharmaceuticals, Inc.*	6,603	153,520
SciClone Pharmaceuticals, Inc.*	16,797	148,821
Sucampo Pharmaceuticals, Inc., Class A*	7,889	122,753
Supernus Pharmaceuticals, Inc.*	5,506	66,568
Tetraphase Pharmaceuticals, Inc.*	9,599	351,707
TherapeuticsMD, Inc.*	32,421	196,147
Theravance Biopharma, Inc.*	4,350	75,473
Theravance, Inc.	30,380	477,574
VIVUS, Inc.*	22,643	55,702
XenoPort, Inc.*	14,843	105,682
Zogenix, Inc.*	23,097	31,643
ZS Pharma, Inc.*	1,234	51,927

		11,355,811

Total Health Care		96,252,469

Industrials (7.6%)
Aerospace & Defense (0.9%)
AAR Corp.	13,951	428,296
Aerovironment, Inc.*	3,532	93,633
American Science & Engineering, Inc.	1,328	64,886
Astronics Corp.*	6,949	512,141
Cubic Corp.	7,803	403,961
Curtiss-Wright Corp.	16,819	1,243,597
DigitalGlobe, Inc.*	27,402	933,586
Ducommun, Inc.*	2,047	53,017
Engility Holdings, Inc.	7,347	220,704
Esterline Technologies Corp.*	11,227	1,284,593
GenCorp., Inc.*	20,197	468,369
HEICO Corp.	23,244	1,419,511
KEYW Holding Corp.*	5,910	48,639
Kratos Defense & Security Solutions, Inc.*	8,451	46,734
LMI Aerospace, Inc.*	2,036	24,860
Moog, Inc., Class A*	14,027	1,052,726
National Presto Industries, Inc.	859	54,452
SIFCO Industries, Inc.	463	10,089
Sparton Corp.*	1,921	47,065
TASER International, Inc.*	18,344	442,274
Teledyne Technologies, Inc.*	12,487	1,332,738

		10,185,871

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	9,489	87,489
Atlas Air Worldwide Holdings, Inc.*	9,620	413,853
Echo Global Logistics, Inc.*	8,805	240,024
Forward Air Corp.	10,878	590,675
Hub Group, Inc., Class A*	14,155	556,150
Park-Ohio Holdings Corp.	2,117	111,502
UTi Worldwide, Inc.*	31,937	392,825
XPO Logistics, Inc.*	19,161	871,251

		3,263,769

Airlines (0.3%)
Allegiant Travel Co.	4,579	880,496
Hawaiian Holdings, Inc.*	15,263	336,167
JetBlue Airways Corp.*	87,667	1,687,590
Republic Airways Holdings, Inc.*	18,325	251,969
SkyWest, Inc.	17,853	260,832
Virgin America, Inc.*	5,209	158,354

		3,575,408

Building Products (0.5%)
AAON, Inc.	16,844	413,183
Advanced Drainage Systems, Inc.	2,763	82,724
American Woodmark Corp.*	4,154	227,348
Apogee Enterprises, Inc.	10,659	460,469
Builders FirstSource, Inc.*	8,632	57,575
Continental Building Products, Inc.*	2,230	50,376
Gibraltar Industries, Inc.*	5,669	93,028
Griffon Corp.	13,652	237,954
Insteel Industries, Inc.	3,292	71,206
Masonite International Corp.*	10,910	733,807
NCI Building Systems, Inc.*	5,124	88,543
Norcraft Cos., Inc.*	1,428	36,514
Nortek, Inc.*	3,584	316,288
Patrick Industries, Inc.*	1,492	92,907
PGT, Inc.*	8,637	96,519
Ply Gem Holdings, Inc.*	3,986	51,818
Quanex Building Products Corp.	15,366	303,325
Simpson Manufacturing Co., Inc.	15,725	587,643
Trex Co., Inc.*	12,194	664,939
Universal Forest Products, Inc.	7,863	436,239

		5,102,405

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	19,705	627,801
ACCO Brands Corp.*	38,541	320,276
ARC Document Solutions, Inc.*	7,455	68,810
Brady Corp., Class A	15,761	445,879
Brink’s Co.	16,080	444,290
Casella Waste Systems, Inc., Class A*	7,222	39,721
CECO Environmental Corp.	3,920	41,591
Cenveo, Inc.*	10,369	22,190
Civeo Corp.	17,507	44,468
Deluxe Corp.	17,061	1,181,986
Ennis, Inc.	4,650	65,658
G&K Services, Inc., Class A	7,370	534,546
Healthcare Services Group, Inc.	23,427	752,710
Heritage-Crystal Clean, Inc.*	2,048	23,962
Herman Miller, Inc.	20,878	579,573
HNI Corp.	15,459	852,873
InnerWorkings, Inc.*	6,306	42,376
Interface, Inc.	25,933	538,888
Kimball International, Inc., Class B	6,344	66,485
Knoll, Inc.	17,545	411,079
Matthews International Corp., Class A	9,949	512,473
McGrath RentCorp	8,885	292,405
Mobile Mini, Inc.	17,245	735,327

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MSA Safety, Inc.	10,728	$535,113
Multi-Color Corp.	4,573	317,046
NL Industries, Inc.*	1,168	9,052
Performant Financial Corp.*	5,586	18,992
Quad/Graphics, Inc.	10,502	241,336
Quest Resource Holding Corp.*	2,338	2,946
SP Plus Corp.*	2,797	61,114
Steelcase, Inc., Class A	30,249	572,916
Team, Inc.*	6,922	269,820
Tetra Tech, Inc.	22,323	536,198
U.S. Ecology, Inc.	8,162	407,855
UniFirst Corp.	5,403	635,879
United Stationers, Inc.	13,550	555,415
Viad Corp.	7,103	197,605
West Corp.	14,150	477,280

		13,483,934

Construction & Engineering (0.4%)
Aegion Corp.*	16,653	300,587
Ameresco, Inc., Class A*	3,869	28,631
Argan, Inc.	2,298	83,119
Comfort Systems USA, Inc.	15,450	325,068
Dycom Industries, Inc.*	12,926	631,306
EMCOR Group, Inc.	22,310	1,036,746
Furmanite Corp.*	7,119	56,169
Granite Construction, Inc.	15,031	528,189
Great Lakes Dredge & Dock Corp.*	10,908	65,557
Layne Christensen Co.*	3,820	19,138
MasTec, Inc.*	24,895	480,473
MYR Group, Inc.*	8,656	271,279
Northwest Pipe Co.*	1,754	40,254
Orion Marine Group, Inc.*	5,315	47,091
Primoris Services Corp.	14,073	241,915
Sterling Construction Co., Inc.*	3,601	16,276
Tutor Perini Corp.*	14,112	329,515

		4,501,313

Electrical Equipment (0.5%)
AZZ, Inc.	9,045	421,407
Capstone Turbine Corp.*	62,672	40,737
Encore Wire Corp.	8,306	314,631
EnerSys, Inc.	15,974	1,026,170
Enphase Energy, Inc.*	3,431	45,255
Franklin Electric Co., Inc.	18,067	689,075
FuelCell Energy, Inc.*	43,251	54,064
Generac Holdings, Inc.*	23,648	1,151,421
General Cable Corp.	20,744	357,419
Global Power Equipment Group, Inc.	3,229	42,623
GrafTech International Ltd.*	23,546	91,594
LSI Industries, Inc.	4,142	33,757
Plug Power, Inc.*	31,007	80,308
Polypore International, Inc.*	15,069	887,564
Powell Industries, Inc.	1,730	58,422
Power Solutions International, Inc.*	812	52,203
PowerSecure International, Inc.*	4,250	55,930
Preformed Line Products Co.	485	20,433
Revolution Lighting Technologies, Inc.*	5,948	6,602
TCP International Holdings Ltd.*	1,184	2,179
Thermon Group Holdings, Inc.*	12,438	299,383
Vicor Corp.*	2,938	44,658

		5,775,835

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	12,162	248,834

Machinery (1.7%)
Accuride Corp.*	7,268	33,869
Actuant Corp., Class A	22,301	529,426
Alamo Group, Inc.	1,169	73,799
Albany International Corp., Class A	10,295	409,226
Altra Industrial Motion Corp.	10,995	303,902
American Railcar Industries, Inc.	1,694	84,243
ARC Group Worldwide, Inc.*	570	3,044
Astec Industries, Inc.	6,318	270,916
Barnes Group, Inc.	18,594	752,871
Blount International, Inc.	21,073	271,420
Briggs & Stratton Corp.	16,268	334,145
Chart Industries, Inc.*	11,234	394,032
CIRCOR International, Inc.	6,793	371,577
CLARCOR, Inc.	17,281	1,141,583
Columbus McKinnon Corp.	4,272	115,088
Commercial Vehicle Group, Inc.*	4,967	31,987
Douglas Dynamics, Inc.	4,066	92,867
Dynamic Materials Corp.	2,558	32,666
Energy Recovery, Inc.*	7,312	18,938
EnPro Industries, Inc.	8,340	550,023
ESCO Technologies, Inc.	9,204	358,772
ExOne Co.*	1,870	25,525
Federal Signal Corp.	25,623	404,587
FreightCar America, Inc.	2,232	70,152
Global Brass & Copper Holdings, Inc.	4,009	61,939
Gorman-Rupp Co.	8,504	254,695
Graham Corp.	1,895	45,423
Greenbrier Cos., Inc.	9,881	573,098
Harsco Corp.	29,727	513,088
Hillenbrand, Inc.	22,242	686,610
Hurco Cos., Inc.	1,230	40,504
Hyster-Yale Materials Handling, Inc.	4,344	318,372
John Bean Technologies Corp.	10,781	385,097
Kadant, Inc.	2,039	107,272
L.B. Foster Co., Class A	1,939	92,064
Lindsay Corp.	4,528	345,260
Lydall, Inc.*	3,739	118,601
Manitex International, Inc.*	2,611	25,405
Meritor, Inc.*	36,811	464,187
Miller Industries, Inc.	2,022	49,539
Mueller Industries, Inc.	20,773	750,528
Mueller Water Products, Inc., Class A	57,802	569,350
NN, Inc.	3,198	80,206
Omega Flex, Inc.	864	21,730
Proto Labs, Inc.*	8,280	579,600
RBC Bearings, Inc.	8,923	682,966
Rexnord Corp.*	27,731	740,140
Standex International Corp.	4,643	381,330
Sun Hydraulics Corp.	7,558	312,599
Tennant Co.	6,733	440,136
Titan International, Inc.	8,040	75,254
TriMas Corp.*	15,671	482,510

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.	1,558	$27,530
Wabash National Corp.*	27,217	383,760
Watts Water Technologies, Inc., Class A	10,005	550,575
Woodward, Inc.	22,675	1,156,652
Xerium Technologies, Inc.*	2,030	32,927

		18,023,605

Marine (0.1%)
Baltic Trading Ltd.	9,245	13,775
International Shipholding Corp.	1,070	12,958
Knightsbridge Shipping Ltd.	6,283	31,415
Matson, Inc.	15,049	634,466
Navios Maritime Holdings, Inc.	14,247	59,552
Safe Bulkers, Inc.	7,277	26,124
Scorpio Bulkers, Inc.*	24,824	58,833
Ultrapetrol Bahamas Ltd.*	3,822	5,542

		842,665

Professional Services (0.8%)
Acacia Research Corp.	20,724	221,747
Advisory Board Co.*	14,580	776,822
Barrett Business Services, Inc.	1,360	58,262
CBIZ, Inc.*	8,057	75,172
CDI Corp.	2,507	35,223
Corporate Executive Board Co.	11,898	950,174
CRA International, Inc.*	1,692	52,655
Exponent, Inc.	5,106	453,923
Franklin Covey Co.*	2,064	39,753
FTI Consulting, Inc.*	14,464	541,822
GP Strategies Corp.*	2,444	90,428
Heidrick & Struggles International, Inc.	3,384	83,179
Hill International, Inc.*	5,781	20,754
Huron Consulting Group, Inc.*	8,816	583,178
ICF International, Inc.*	7,963	325,289
Insperity, Inc.	7,656	400,332
Kelly Services, Inc., Class A	5,098	88,909
Kforce, Inc.	8,502	189,680
Korn/Ferry International	18,559	610,034
Mistras Group, Inc.*	3,043	58,608
Navigant Consulting, Inc.*	19,864	257,437
On Assignment, Inc.*	17,752	681,144
Paylocity Holding Corp.*	1,573	45,051
Pendrell Corp.*	31,362	40,771
Resources Connection, Inc.	12,964	226,870
RPX Corp.*	17,585	253,048
TriNet Group, Inc.*	5,282	186,085
TrueBlue, Inc.*	14,483	352,661
VSE Corp.	796	65,177
WageWorks, Inc.*	12,409	661,772

		8,425,960

Road & Rail (0.4%)
ArcBest Corp.	8,783	332,788
Celadon Group, Inc.	7,116	193,698
Heartland Express, Inc.	18,603	442,007
Knight Transportation, Inc.	22,052	711,177
Marten Transport Ltd.	8,044	186,621
P.A.M. Transportation Services, Inc.*	544	31,155
Patriot Transportation Holding, Inc.*	420	10,487
Quality Distribution, Inc.*	5,027	51,929
Roadrunner Transportation Systems, Inc.*	10,298	260,230
Saia, Inc.*	8,676	384,347
Swift Transportation Co.*	30,073	782,499
Universal Truckload Services, Inc.	1,229	30,946
USA Truck, Inc.*	1,178	32,619
Werner Enterprises, Inc.	15,760	495,022
YRC Worldwide, Inc.*	11,399	204,726

		4,150,251

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	22,645	508,607
Applied Industrial Technologies, Inc.	15,118	685,450
Beacon Roofing Supply, Inc.*	18,859	590,287
CAI International, Inc.*	3,054	75,037
DXP Enterprises, Inc.*	4,506	198,669
Erickson, Inc.*	1,112	4,804
General Finance Corp.*	2,060	16,624
H&E Equipment Services, Inc.	10,966	274,040
Houston Wire & Cable Co.	3,359	32,683
Kaman Corp.	9,434	400,285
Neff Corp., Class A*	1,903	20,058
Rush Enterprises, Inc., Class A*	13,544	370,564
Stock Building Supply Holdings, Inc.*	2,736	49,412
TAL International Group, Inc.*	11,935	486,113
Textainer Group Holdings Ltd.	9,087	272,519
Titan Machinery, Inc.*	3,270	43,654
Watsco, Inc.	8,863	1,114,079

		5,142,885

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	19,375	296,825

Total Industrials		83,019,560

Information Technology (10.0%)
Communications Equipment (0.9%)
ADTRAN, Inc.	18,721	349,521
Aerohive Networks, Inc.*	1,775	7,917
Alliance Fiber Optic Products, Inc.	2,380	41,460
Applied Optoelectronics, Inc.*	2,778	38,559
Aruba Networks, Inc.*	37,528	919,061
Bel Fuse, Inc., Class B	1,860	35,396
Black Box Corp.	3,760	78,697
CalAmp Corp.*	15,179	245,748
Calix, Inc.*	9,331	78,287
Ciena Corp.*	35,653	688,459
Clearfield, Inc.*	2,139	31,700
Comtech Telecommunications Corp.	5,172	149,729
Digi International, Inc.*	4,095	40,868
Emulex Corp.*	23,967	191,017
Extreme Networks, Inc.*	18,029	56,972
Finisar Corp.*	37,862	807,975
Harmonic, Inc.*	33,618	249,109
Infinera Corp.*	44,394	873,230
InterDigital, Inc.	12,667	642,724
Ixia*	21,469	260,419
KVH Industries, Inc.*	4,154	62,808
NETGEAR, Inc.*	13,378	439,869
Numerex Corp., Class A*	2,751	31,361
Oclaro, Inc.*	17,550	34,749

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ParkerVision, Inc.*	19,033	$15,797
Plantronics, Inc.	14,857	786,678
Polycom, Inc.*	50,920	682,328
Procera Networks, Inc.*	3,894	36,565
Ruckus Wireless, Inc.*	24,058	309,626
ShoreTel, Inc.*	14,090	96,094
Sonus Networks, Inc.*	18,497	145,756
TESSCO Technologies, Inc.	1,023	25,227
Ubiquiti Networks, Inc.	10,926	322,863
ViaSat, Inc.*	14,114	841,336

		9,617,905

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	2,662	26,194
Anixter International, Inc.*	9,551	727,118
Badger Meter, Inc.	5,009	300,239
Belden, Inc.	15,349	1,436,052
Benchmark Electronics, Inc.*	20,856	501,170
Checkpoint Systems, Inc.	16,557	179,147
Cognex Corp.*	29,774	1,476,493
Coherent, Inc.*	9,452	614,002
Control4 Corp.*	2,149	25,745
CTS Corp.	14,258	256,501
CUI Global, Inc.*	3,856	22,596
Daktronics, Inc.	7,104	76,794
DTS, Inc.*	4,580	156,040
Electro Rent Corp.	5,141	58,299
Electro Scientific Industries, Inc.	4,694	29,009
Fabrinet*	12,818	243,414
FARO Technologies, Inc.*	5,936	368,804
FEI Co.	14,915	1,138,611
Gerber Scientific, Inc. (Escrow Shares)*†	21,501	—
GSI Group, Inc.*	7,478	99,607
II-VI, Inc.*	17,747	327,610
Insight Enterprises, Inc.*	15,986	455,921
InvenSense, Inc.*	26,576	404,221
Itron, Inc.*	14,309	522,421
Kemet Corp.*	9,210	38,129
Kimball Electronics, Inc.*	7,152	101,129
Littelfuse, Inc.	7,940	789,157
Maxwell Technologies, Inc.*	5,654	45,571
Mercury Systems, Inc.*	11,356	176,586
Mesa Laboratories, Inc.	499	36,028
Methode Electronics, Inc.	13,993	658,231
MTS Systems Corp.	5,208	393,985
Multi-Fineline Electronix, Inc.*	2,767	50,553
Newport Corp.*	15,164	289,026
OSI Systems, Inc.*	7,526	558,881
Park Electrochemical Corp.	5,991	129,166
PC Connection, Inc.	1,710	44,614
Plexus Corp.*	11,554	471,056
RealD, Inc.*	13,567	173,522
Rofin-Sinar Technologies, Inc.*	9,944	240,943
Rogers Corp.*	6,422	527,953
Sanmina Corp.*	30,377	734,820
ScanSource, Inc.*	10,032	407,801
Speed Commerce, Inc.*	9,202	5,877
SYNNEX Corp.	10,052	776,517
TTM Technologies, Inc.*	9,806	88,352
Universal Display Corp.*	14,975	700,081
Viasystems Group, Inc.*	3,526	61,670
Vishay Precision Group, Inc.*	2,377	37,866

		16,983,522

Internet Software & Services (1.2%)
Amber Road, Inc.*	1,668	15,429
Angie’s List, Inc.*	9,097	53,399
Bankrate, Inc.*	24,068	272,931
Bazaarvoice, Inc.*	9,370	52,941
Benefitfocus, Inc.*	925	34,031
Blucora, Inc.*	17,749	242,451
Borderfree, Inc.*	1,113	6,689
Box, Inc., Class A*	2,236	44,161
Brightcove, Inc.*	6,040	44,273
Carbonite, Inc.*	3,322	47,505
Care.com, Inc.*	1,269	9,619
ChannelAdvisor Corp.*	3,900	37,791
Cimpress N.V.*	11,710	988,090
comScore, Inc.*	12,794	655,053
Constant Contact, Inc.*	10,601	405,064
Cornerstone OnDemand, Inc.*	19,327	558,357
Coupons.com, Inc.*	2,267	26,615
Cvent, Inc.*	3,377	94,691
Dealertrack Technologies, Inc.*	19,798	762,619
Demand Media, Inc.*	1,739	9,947
Demandware, Inc.*	11,131	677,878
Dice Holdings, Inc.*	7,332	65,401
EarthLink Holdings Corp.	18,533	82,287
Endurance International Group Holdings, Inc.*	10,244	195,251
Envestnet, Inc.*	11,672	654,566
Everyday Health, Inc.*	1,416	18,210
Five9, Inc.*	2,254	12,532
Global Sources Ltd.*	8,341	48,878
Gogo, Inc.*	20,599	392,617
GrubHub, Inc.*	1,680	76,255
GTT Communications, Inc.*	2,912	54,979
Hortonworks, Inc.*	1,260	30,038
Internap Corp.*	12,551	128,397
Intralinks Holdings, Inc.*	7,349	75,989
j2 Global, Inc.	17,233	1,131,863
Limelight Networks, Inc.*	27,743	100,707
Liquidity Services, Inc.*	4,755	46,979
LivePerson, Inc.*	22,038	225,559
LogMeIn, Inc.*	8,559	479,218
Marchex, Inc., Class B	6,162	25,141
Marin Software, Inc.*	4,953	31,154
Marketo, Inc.*	9,554	244,773
Millennial Media, Inc.*	14,182	20,564
Monster Worldwide, Inc.*	30,620	194,131
New Relic, Inc.*	998	34,631
NIC, Inc.	22,236	392,910
OPOWER, Inc.*	1,852	18,761
Perficient, Inc.*	14,311	296,095
Q2 Holdings, Inc.*	1,852	39,151
QuinStreet, Inc.*	6,565	39,062
RealNetworks, Inc.*	7,359	49,526
Reis, Inc.	1,531	39,255
RetailMeNot, Inc.*	10,434	187,916
Rightside Group Ltd.*	1,739	17,651
Rocket Fuel, Inc.*	3,456	31,795
SciQuest, Inc.*	5,897	99,836
Shutterstock, Inc.*	5,596	384,277
SPS Commerce, Inc.*	6,110	409,981
Stamps.com, Inc.*	5,066	340,891

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
TechTarget, Inc.*	3,099	$35,731
Textura Corp.*	4,900	133,182
Travelzoo, Inc.*	1,405	13,544
Tremor Video, Inc.*	6,660	15,584
TrueCar, Inc.*	1,460	26,061
Unwired Planet, Inc.*	18,569	10,618
Web.com Group, Inc.*	19,409	367,801
WebMD Health Corp.*	14,300	626,841
Wix.com Ltd.*	3,110	59,588
XO Group, Inc.*	4,856	85,806
Xoom Corp.*	6,229	91,504
YuMe, Inc.*	3,396	17,625

		13,240,646

IT Services (1.4%)
Acxiom Corp.*	28,980	535,840
Blackhawk Network Holdings, Inc.*	19,703	704,776
CACI International, Inc., Class A*	8,264	743,099
Cardtronics, Inc.*	15,683	589,681
Cass Information Systems, Inc.	4,359	244,714
Ciber, Inc.*	18,251	75,194
Computer Task Group, Inc.	2,996	21,901
Convergys Corp.	37,551	858,791
CSG Systems International, Inc.	11,760	357,386
Datalink Corp.*	3,821	46,005
EPAM Systems, Inc.*	13,119	804,064
Euronet Worldwide, Inc.*	17,834	1,047,748
EVERTEC, Inc.	24,266	530,455
ExlService Holdings, Inc.*	11,127	413,924
Forrester Research, Inc.	2,325	85,514
Global Cash Access Holdings, Inc.*	12,076	92,019
Hackett Group, Inc.	4,861	43,457
Heartland Payment Systems, Inc.	12,268	574,756
Higher One Holdings, Inc.*	7,941	19,217
IGATE Corp.*	12,909	550,698
Information Services Group, Inc.	6,081	24,263
Lionbridge Technologies, Inc.*	12,152	69,510
Luxoft Holding, Inc.*	1,434	74,195
ManTech International Corp., Class A	8,262	280,412
MAXIMUS, Inc.	23,911	1,596,298
ModusLink Global Solutions, Inc.*	6,995	26,931
MoneyGram International, Inc.*	5,472	47,278
NeuStar, Inc., Class A*	15,413	379,468
PRGX Global, Inc.*	4,845	19,477
Science Applications International Corp.	13,529	694,714
ServiceSource International, Inc.*	12,400	38,440
Sykes Enterprises, Inc.*	14,220	353,367
Syntel, Inc.*	10,917	564,736
TeleTech Holdings, Inc.	3,779	96,176
Unisys Corp.*	17,446	404,922
Virtusa Corp.*	9,801	405,565
WEX, Inc.*	13,347	1,432,934

		14,847,925

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Energy Industries, Inc.*	16,537	424,339
Alpha & Omega Semiconductor Ltd.*	4,657	41,494
Ambarella, Inc.*	10,688	809,189
Amkor Technology, Inc.*	29,136	257,417
Applied Micro Circuits Corp.*	14,507	73,986
Audience, Inc.*	2,635	11,963
Axcelis Technologies, Inc.*	19,935	47,445
Brooks Automation, Inc.	22,633	263,222
Cabot Microelectronics Corp.*	9,044	451,929
Cascade Microtech, Inc.*	2,392	32,483
Cavium, Inc.*	18,079	1,280,355
CEVA, Inc.*	3,800	81,016
Cirrus Logic, Inc.*	22,908	761,920
Cohu, Inc.	4,585	50,160
Cypress Semiconductor Corp.*	109,890	1,550,548
Diodes, Inc.*	13,433	383,647
DSP Group, Inc.*	4,155	49,777
Entegris, Inc.*	47,429	649,303
Entropic Communications, Inc.*	15,989	47,327
Exar Corp.*	8,501	85,435
Fairchild Semiconductor International, Inc.*	44,684	812,355
FormFactor, Inc.*	12,057	106,946
Inphi Corp.*	10,621	189,372
Integrated Device Technology, Inc.*	47,092	942,782
Integrated Silicon Solution, Inc.	5,689	101,776
Intersil Corp., Class A	48,143	689,408
IXYS Corp.	4,521	55,699
Kopin Corp.*	12,368	43,535
Lattice Semiconductor Corp.*	49,003	310,679
MA-COM Technology Solutions Holdings, Inc.*	2,451	91,324
MaxLinear, Inc., Class A*	5,241	42,609
Micrel, Inc.	17,280	260,582
Microsemi Corp.*	33,181	1,174,607
MKS Instruments, Inc.	18,774	634,749
Monolithic Power Systems, Inc.	13,637	717,988
Nanometrics, Inc.*	4,334	72,898
NVE Corp.	920	63,406
OmniVision Technologies, Inc.*	20,937	552,109
PDF Solutions, Inc.*	10,269	184,020
Pericom Semiconductor Corp.	4,030	62,344
Photronics, Inc.*	21,808	185,368
PMC-Sierra, Inc.*	63,948	593,437
Power Integrations, Inc.	10,275	535,122
Qorvo, Inc.*	48,606	3,873,898
QuickLogic Corp.*	10,328	19,933
Rambus, Inc.*	41,943	527,433
Rubicon Technology, Inc.*	4,919	19,381
Rudolph Technologies, Inc.*	5,993	66,043
Semtech Corp.*	25,416	677,209
Silicon Laboratories, Inc.*	16,101	817,448
Synaptics, Inc.*	13,041	1,060,299
Tessera Technologies, Inc.	18,743	754,968
Ultra Clean Holdings, Inc.*	6,531	46,697
Ultratech, Inc.*	5,211	90,359
Veeco Instruments, Inc.*	15,206	464,543
Vitesse Semiconductor Corp.*	9,703	51,523
Xcerra Corp.*	9,694	86,180

		24,331,984

Software (2.5%)
A10 Networks, Inc.*	5,789	25,066
ACI Worldwide, Inc.*	40,207	870,884
Advent Software, Inc.	19,018	838,884
American Software, Inc., Class A	4,638	47,400

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Aspen Technology, Inc.*	32,395	$1,246,884
AVG Technologies N.V.*	12,935	280,043
Barracuda Networks, Inc.*	1,420	54,627
Blackbaud, Inc.	15,820	749,552
Bottomline Technologies de, Inc.*	15,836	433,431
BroadSoft, Inc.*	11,621	388,839
Callidus Software, Inc.*	17,916	227,175
CommVault Systems, Inc.*	16,234	709,426
Comverse, Inc.*	4,994	98,382
Covisint Corp.*	12,796	25,976
Cyan, Inc.*	5,131	20,473
Digimarc Corp.	1,336	29,325
Ebix, Inc.	9,943	302,068
Ellie Mae, Inc.*	9,590	530,423
EnerNOC, Inc.*	5,000	57,000
Epiq Systems, Inc.	8,621	154,575
ePlus, Inc.*	1,247	108,402
Fair Isaac Corp.	11,681	1,036,338
Fleetmatics Group plc*	13,773	617,719
Gigamon, Inc.*	4,416	93,796
Globant S.A.*	1,139	23,987
Glu Mobile, Inc.*	16,422	82,274
Guidance Software, Inc.*	3,382	18,297
Guidewire Software, Inc.*	23,268	1,224,130
HubSpot, Inc.*	1,037	41,376
Imperva, Inc.*	9,504	405,821
Infoblox, Inc.*	18,669	445,629
Interactive Intelligence Group, Inc.*	6,611	272,241
Jive Software, Inc.*	8,101	41,558
Kofax Ltd.*	23,166	253,668
Manhattan Associates, Inc.*	26,724	1,352,502
Mavenir Systems, Inc.*	2,196	38,957
Mentor Graphics Corp.	32,961	792,053
MicroStrategy, Inc., Class A*	3,265	552,405
MobileIron, Inc.*	2,143	19,844
Model N, Inc.*	3,615	43,235
Monotype Imaging Holdings, Inc.	14,287	466,328
NetScout Systems, Inc.*	13,929	610,787
Park City Group, Inc.*	1,789	24,652
Paycom Software, Inc.*	1,220	39,113
Pegasystems, Inc.	12,058	262,262
Progress Software Corp.*	18,729	508,867
Proofpoint, Inc.*	14,032	830,975
PROS Holdings, Inc.*	9,664	238,798
QAD, Inc., Class A	1,232	29,814
Qlik Technologies, Inc.*	30,687	955,286
Qualys, Inc.*	7,406	344,231
Rally Software Development Corp.*	4,678	73,398
RealPage, Inc.*	18,173	366,004
Rosetta Stone, Inc.*	3,996	30,410
Rubicon Project, Inc.*	1,483	26,575
Sapiens International Corp. N.V.*	4,581	37,564
SeaChange International, Inc.*	6,638	52,108
Silver Spring Networks, Inc.*	6,304	56,358
SS&C Technologies Holdings, Inc.	24,187	1,506,850
Synchronoss Technologies, Inc.*	12,603	598,138
Take-Two Interactive Software, Inc.*	30,769	783,225
Tangoe, Inc.*	8,980	123,924
TeleCommunication Systems, Inc., Class A*	8,892	34,056
Telenav, Inc.*	5,832	46,189
TiVo, Inc.*	35,781	379,636
TubeMogul, Inc.*	576	7,960
Tyler Technologies, Inc.*	11,289	1,360,663
Ultimate Software Group, Inc.*	10,011	1,701,420
Varonis Systems, Inc.*	944	24,223
VASCO Data Security International, Inc.*	11,272	242,799
Verint Systems, Inc.*	21,314	1,319,976
VirnetX Holding Corp.*	8,024	48,866
Vringo, Inc.*	13,215	8,595
Workiva, Inc.*	1,228	17,683
Yodlee, Inc.*	1,269	17,081
Zendesk, Inc.*	2,269	51,484
Zix Corp.*	11,338	44,558

		27,825,521

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	15,967	448,353
Dot Hill Systems Corp.*	11,221	59,471
Eastman Kodak Co.*	3,526	66,959
Electronics for Imaging, Inc.*	16,394	684,449
Immersion Corp.*	5,296	48,617
Intevac, Inc.*	4,439	27,255
Nimble Storage, Inc.*	1,739	38,797
QLogic Corp.*	31,578	465,460
Quantum Corp.*	39,806	63,690
Silicon Graphics International Corp.*	6,449	56,042
Super Micro Computer, Inc.*	13,271	440,730
Violin Memory, Inc.*	15,066	56,799

		2,456,622

Total Information Technology		109,304,125

Materials (2.5%)
Chemicals (1.2%)
A. Schulman, Inc.	11,127	536,321
American Vanguard Corp.	5,408	57,433
Axiall Corp.	23,916	1,122,617
Balchem Corp.	10,431	577,669
Calgon Carbon Corp.	17,593	370,685
Chase Corp.	1,266	55,362
Chemtura Corp.*	26,787	731,017
Ferro Corp.*	26,799	336,328
Flotek Industries, Inc.*	19,694	290,290
FutureFuel Corp.	4,073	41,830
H.B. Fuller Co.	17,350	743,795
Hawkins, Inc.	1,968	74,764
Innophos Holdings, Inc.	7,837	441,693
Innospec, Inc.	9,063	420,433
Intrepid Potash, Inc.*	23,142	267,290
KMG Chemicals, Inc.	1,788	47,793
Koppers Holdings, Inc.	3,840	75,571
Kraton Performance Polymers, Inc.*	11,283	228,029
Kronos Worldwide, Inc.	6,033	76,318
LSB Industries, Inc.*	8,245	340,766
Marrone Bio Innovations, Inc.*	2,391	9,253
Minerals Technologies, Inc.	11,577	846,279
Olin Corp.	27,885	893,435
OM Group, Inc.	10,308	309,549
OMNOVA Solutions, Inc.*	8,627	73,588
PolyOne Corp.	30,133	1,125,468
Quaker Chemical Corp.	4,935	422,633

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Rentech, Inc.*	42,842	$47,983
Senomyx, Inc.*	7,988	35,227
Sensient Technologies Corp.	16,532	1,138,724
Stepan Co.	7,608	316,949
Trecora Resources*	3,494	42,627
Tredegar Corp.	8,352	167,959
Trinseo S.A.*	3,049	60,370
Tronox Ltd., Class A	22,621	459,885
Zep, Inc.	4,203	71,577

		12,857,510

Construction Materials (0.0%)
Headwaters, Inc.*	25,877	474,584
U.S. Concrete, Inc.*	2,646	89,647
United States Lime & Minerals, Inc.	364	23,478

		587,709

Containers & Packaging (0.3%)
AEP Industries, Inc.*	722	39,739
Berry Plastics Group, Inc.*	30,494	1,103,578
Graphic Packaging Holding Co.	114,082	1,658,752
Myers Industries, Inc.	5,803	101,727
UFP Technologies, Inc.*	1,175	26,766

		2,930,562

Metals & Mining (0.6%)
A.M. Castle & Co.*	3,468	12,658
AK Steel Holding Corp.*	60,650	271,105
Ampco-Pittsburgh Corp.	1,566	27,342
Century Aluminum Co.*	19,741	272,426
Coeur Mining, Inc.*	35,385	166,663
Commercial Metals Co.	39,114	633,256
Globe Specialty Metals, Inc.	23,714	448,669
Gold Resource Corp.	6,959	22,199
Handy & Harman Ltd.*	731	30,015
Haynes International, Inc.	3,540	157,919
Hecla Mining Co.	144,560	430,789
Horsehead Holding Corp.*	18,547	234,805
Kaiser Aluminum Corp.	6,728	517,316
Materion Corp.	7,183	276,043
Molycorp, Inc.*	34,293	13,213
Noranda Aluminum Holding Corp.	8,236	24,461
Olympic Steel, Inc.	1,706	22,963
RTI International Metals, Inc.*	11,415	409,913
Ryerson Holding Corp.*	1,949	12,415
Schnitzer Steel Industries, Inc., Class A	4,860	77,079
Stillwater Mining Co.*	43,690	564,475
SunCoke Energy, Inc.	21,672	323,780
U.S. Silica Holdings, Inc.	19,893	708,390
Universal Stainless & Alloy Products, Inc.*	1,313	34,427
Walter Energy, Inc.	12,463	7,727
Worthington Industries, Inc.	18,513	492,631

		6,192,679

Paper & Forest Products (0.4%)
Boise Cascade Co.*	14,573	545,905
Clearwater Paper Corp.*	7,091	463,042
Deltic Timber Corp.	4,612	305,545
KapStone Paper and Packaging Corp.	29,269	961,194
Louisiana-Pacific Corp.*	48,737	804,648
Neenah Paper, Inc.	5,451	340,906
P.H. Glatfelter Co.	17,148	472,084
Resolute Forest Products, Inc.*	21,459	370,168
Schweitzer-Mauduit International, Inc.	10,946	504,829
Wausau Paper Corp.	7,984	76,087

		4,844,408

Total Materials		27,412,868

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	33,824	284,122
Atlantic Tele-Network, Inc.	3,725	257,844
Cincinnati Bell, Inc.*	88,061	310,855
Cogent Communications Holdings, Inc.	15,761	556,836
Consolidated Communications Holdings, Inc.	17,577	358,571
FairPoint Communications, Inc.*	3,821	67,250
General Communication, Inc., Class A*	7,185	113,236
Globalstar, Inc.*	100,887	335,954
Hawaiian Telcom Holdco, Inc.*	5,636	150,087
IDT Corp., Class B	3,131	55,575
inContact, Inc.*	23,247	253,392
Inteliquent, Inc.	11,374	179,027
Intelsat S.A.*	5,108	61,296
Iridium Communications, Inc.*	30,780	298,874
Lumos Networks Corp.	10,321	157,498
magicJack VocalTec Ltd.*	3,373	23,071
ORBCOMM, Inc.*	9,783	58,404
Premiere Global Services, Inc.*	14,748	140,991
Vonage Holdings Corp.*	69,211	339,826

		4,002,709

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	4,367	32,927
Leap Wireless International, Inc.*†	23,247	43,937
NTELOS Holdings Corp.	8,615	41,352
RingCentral, Inc., Class A*	5,891	90,309
Shenandoah Telecommunications Co.	9,232	287,669
Spok Holdings, Inc.	4,040	77,447

		573,641

Total Telecommunication Services		4,576,350

Utilities (2.0%)
Electric Utilities (0.8%)
ALLETE, Inc.	15,817	834,505
Cleco Corp.	20,764	1,132,053
El Paso Electric Co.	14,811	572,297
Empire District Electric Co.	14,684	364,457
IDACORP, Inc.	17,563	1,104,186
MGE Energy, Inc.	12,516	554,709
NRG Yield, Inc., Class A	7,796	395,491
Otter Tail Corp.	12,517	402,672
PNM Resources, Inc.	28,006	817,775
Portland General Electric Co.	27,314	1,013,076
Spark Energy, Inc., Class A	479	7,065
UIL Holdings Corp.	19,825	1,019,402
Unitil Corp.	2,582	89,776

		8,307,464

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.6%)
Chesapeake Utilities Corp.	6,084	$307,911
Laclede Group, Inc.	14,327	733,829
New Jersey Resources Corp.	28,653	889,962
Northwest Natural Gas Co.	9,880	473,746
ONE Gas, Inc.	17,121	740,141
Piedmont Natural Gas Co., Inc.	25,729	949,657
South Jersey Industries, Inc.	11,474	622,809
Southwest Gas Corp.	16,351	951,138
WGL Holdings, Inc.	17,068	962,635

		6,631,828

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc	10,507	354,927
Atlantic Power Corp.	22,520	63,281
Dynegy, Inc.*	42,033	1,321,097
Ormat Technologies, Inc.	11,168	424,607
Pattern Energy Group, Inc.	15,389	435,817
TerraForm Power, Inc., Class A	9,477	346,005
Vivint Solar, Inc.*	3,754	45,574

		2,991,308

Multi-Utilities (0.2%)
Avista Corp.	20,165	689,240
Black Hills Corp.	15,125	762,905
NorthWestern Corp.	15,938	857,305

		2,309,450

Water Utilities (0.1%)
American States Water Co.	13,650	544,499
Artesian Resources Corp., Class A	1,487	31,807
California Water Service Group	15,622	382,895
Connecticut Water Service, Inc.	2,050	74,477
Middlesex Water Co.	2,940	66,914
SJW Corp.	2,935	90,721
York Water Co.	2,348	57,009

		1,248,322

Total Utilities		21,488,372

Total Common Stocks (55.9%) (Cost $377,025,762)		612,980,716

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,679

Total Financials		4,679

Total Corporate Bonds		4,679

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,679

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*† (Cost $—)	3,800	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	6,309	—

Total Investments (55.9%) (Cost $377,030,562)		612,985,395
Other Assets Less Liabilities (44.1%)		484,517,031

Net Assets (100%)		$1,097,502,426

*	Non-income producing.

†	Securities (totaling $66,698 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,803,417.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	3,882	June-15	$473,007,840	$484,822,980	$11,815,140

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$85,861,712	$—	$—		$85,861,712
Consumer Staples	19,391,702	48,254	—		19,439,956
Energy	20,129,976	—	—		20,129,976
Financials	145,495,328	—	—		145,495,328
Health Care	96,229,708	—	22,761		96,252,469
Industrials	83,019,560	—	—		83,019,560
Information Technology	109,304,125	—	—	(c)	109,304,125
Materials	27,412,868	—	—		27,412,868
Telecommunication Services	4,532,413	—	43,937		4,576,350
Utilities	21,488,372	—	—		21,488,372
Corporate Bonds
Financials	—	4,679	—		4,679
Futures	11,815,140	—	—		11,815,140
Rights
Health Care	—	—	—	(c)	—
Warrants
Energy	—	—	—	(c)	—

Total Assets	$624,680,904	$52,933	$66,698		$624,800,535

Total Liabilities	$—	$—	$—		$—

Total	$624,680,904	$52,933	$66,698		$624,800,535

(a)	A security with a market value of $48,254 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $43,937 transferred from Level 2 to Level 3 at the end of the period due to inactive trading

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,074,594
Aggregate gross unrealized depreciation	(32,167,227)

Net unrealized appreciation	$233,907,367

Federal income tax cost of investments	$379,078,028

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.6%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	5,800	$210,677
BorgWarner, Inc.	5,060	306,029
Bridgestone Corp.	19,800	794,496
Cie Generale des Etablissements Michelin	5,635	561,062
Continental AG	3,341	791,350
Delphi Automotive plc	6,683	532,902
Denso Corp.	14,800	675,697
GKN plc	49,883	265,189
Goodyear Tire & Rubber Co.	6,100	165,188
Johnson Controls, Inc.	14,795	746,260
Koito Manufacturing Co., Ltd.	3,000	90,264
NGK Spark Plug Co., Ltd.	5,000	134,514
NHK Spring Co., Ltd.	4,000	41,758
NOK Corp.	2,900	87,429
Nokian Renkaat Oyj	3,445	102,689
Pirelli & C. S.p.A.	7,223	119,238
Stanley Electric Co., Ltd.	4,300	97,248
Sumitomo Electric Industries Ltd.	22,900	300,553
Sumitomo Rubber Industries Ltd.	5,200	96,022
Toyoda Gosei Co., Ltd.	2,000	44,741
Toyota Industries Corp.	5,000	286,548
Valeo S.A.	2,293	342,784
Yokohama Rubber Co., Ltd.	6,000	61,953

		6,854,591

Automobiles (0.9%)
Bayerische Motoren Werke (BMW) AG	10,055	1,258,388
Bayerische Motoren Werke (BMW) AG (Preference)(q)	1,648	152,599
Daihatsu Motor Co., Ltd.	5,000	76,556
Daimler AG (Registered)	29,240	2,816,219
Fiat Chrysler Automobiles N.V.*	27,314	444,089
Ford Motor Co.	86,290	1,392,720
Fuji Heavy Industries Ltd.	18,000	598,469
General Motors Co.	29,950	1,123,125
Harley-Davidson, Inc.	4,850	294,589
Honda Motor Co., Ltd.	49,506	1,608,937
Isuzu Motors Ltd.	17,500	232,791
Mazda Motor Corp.	15,800	320,976
Mitsubishi Motors Corp.	18,700	168,947
Nissan Motor Co., Ltd.	75,500	769,880
Peugeot S.A.*	11,890	199,283
Porsche Automobil Holding SE (Preference)(q)	4,650	456,459
Renault S.A.	5,838	532,047
Suzuki Motor Corp.	11,100	333,920
Toyota Motor Corp.	83,071	5,797,655
Volkswagen AG	897	231,515
Volkswagen AG (Preference)(q)	4,938	1,314,063
Yamaha Motor Co., Ltd.	8,000	193,191

		20,316,418

Distributors (0.0%)
Genuine Parts Co.	3,385	315,448
Jardine Cycle & Carriage Ltd.	3,467	103,628

		419,076

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,000	62,998
H&R Block, Inc.	6,120	196,268

		259,266

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	5,242	273,790
Carnival Corp.	10,005	478,639
Carnival plc	5,589	273,144
Chipotle Mexican Grill, Inc.*	711	462,534
Compass Group plc	50,648	879,646
Crown Resorts Ltd.	11,059	112,197
Darden Restaurants, Inc.	2,915	202,126
Flight Centre Travel Group Ltd.	1,682	50,605
Galaxy Entertainment Group Ltd.	70,878	321,374
Genting Singapore plc	184,000	123,088
InterContinental Hotels Group plc	7,170	279,853
Marriott International, Inc., Class A	4,820	387,142
McDonald’s Corp.	21,845	2,128,577
McDonald’s Holdings Co. Japan Ltd.	2,008	44,513
Merlin Entertainments plc§	21,549	140,975
MGM China Holdings Ltd.	28,849	54,138
Oriental Land Co., Ltd.	4,400	333,407
Royal Caribbean Cruises Ltd.	3,716	304,155
Sands China Ltd.	73,489	303,576
Shangri-La Asia Ltd.	32,000	43,909
SJM Holdings Ltd.	60,114	78,342
Sodexo S.A.	2,863	279,361
Starbucks Corp.	16,715	1,582,910
Starwood Hotels & Resorts Worldwide, Inc.	4,250	354,875
Tabcorp Holdings Ltd.	25,188	90,826
Tatts Group Ltd.	43,904	132,941
TUI AG	13,745	241,709
Whitbread plc	5,511	428,294
William Hill plc	26,626	146,336
Wyndham Worldwide Corp.	2,800	253,316
Wynn Macau Ltd.	47,332	101,855
Wynn Resorts Ltd.	1,795	225,955
Yum! Brands, Inc.	9,780	769,882

		11,883,990

Household Durables (0.2%)
Casio Computer Co., Ltd.	6,100	115,726
D.R. Horton, Inc.	7,335	208,901
Electrolux AB	7,306	209,257
Garmin Ltd.	2,680	127,354
Harman International Industries, Inc.	1,500	200,445
Husqvarna AB, Class B	12,405	89,747
Iida Group Holdings Co., Ltd.	4,917	61,145
Leggett & Platt, Inc.	3,005	138,500
Lennar Corp., Class A	3,925	203,354
Mohawk Industries, Inc.*	1,400	260,050
Newell Rubbermaid, Inc.	6,060	236,764
Nikon Corp.	10,300	138,199
Panasonic Corp.	67,000	879,676
Persimmon plc*	6,547	161,428
Persimmon plc (Interim CREST Entitlements)*†	6,547	9,226
PulteGroup, Inc.	7,435	165,280
Rinnai Corp.	1,100	81,653
Sekisui Chemical Co., Ltd.	12,000	155,840
Sekisui House Ltd.	16,000	232,637
Sharp Corp.	46,000	90,110
Sony Corp.*	34,900	933,040
Techtronic Industries Co., Ltd.	41,704	140,467

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	1,765	$356,636

		5,195,435

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,446	3,142,757
Expedia, Inc.	2,227	209,627
Netflix, Inc.*	1,378	574,199
Priceline Group, Inc.*	1,179	1,372,533
Rakuten, Inc.	24,192	426,792
TripAdvisor, Inc.*	2,457	204,349

		5,930,257

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	5,400	105,221
Hasbro, Inc.	2,525	159,681
Mattel, Inc.	7,510	171,603
Sankyo Co., Ltd.	1,500	53,414
Sega Sammy Holdings, Inc.	5,600	81,851
Shimano, Inc.	2,400	357,281
Yamaha Corp.	5,100	89,375

		1,018,426

Media (1.0%)
Altice S.A.*	2,636	284,665
Axel Springer SE	1,202	71,085
Cablevision Systems Corp. - New York Group, Class A	4,780	87,474
CBS Corp. (Non-Voting), Class B	10,795	654,501
Comcast Corp., Class A	57,560	3,250,413
Dentsu, Inc.	6,637	284,581
DIRECTV*	11,155	949,291
Discovery Communications, Inc., Class A*	3,255	100,124
Discovery Communications, Inc., Class C*	6,055	178,471
Eutelsat Communications S.A.	4,679	154,920
Gannett Co., Inc.	5,000	185,400
Hakuhodo DY Holdings, Inc.	7,070	75,290
Interpublic Group of Cos., Inc.	9,335	206,490
ITV plc	116,317	436,172
J.C. Decaux S.A.	2,036	68,382
Kabel Deutschland Holding AG*	672	87,430
Lagardere S.C.A.	3,584	107,343
News Corp., Class A*	11,036	176,686
Numericable- SFR*	2,958	161,308
Omnicom Group, Inc.	5,580	435,128
Pearson plc	24,897	535,258
ProSiebenSat.1 Media AG (Registered)	6,645	326,549
Publicis Groupe S.A.	5,702	440,249
REA Group Ltd.	1,600	58,755
Reed Elsevier N.V.	21,251	529,808
Reed Elsevier plc	34,494	592,504
RTL Group S.A.	1,175	112,990
Scripps Networks Interactive, Inc., Class A	2,295	157,345
SES S.A. (FDR)	9,227	326,591
Singapore Press Holdings Ltd.	48,000	146,473
Sky plc	31,354	461,384
Telenet Group Holding N.V.*	1,595	87,743
Time Warner Cable, Inc.	6,200	929,256
Time Warner, Inc.	19,045	1,608,160
Toho Co., Ltd.	3,400	83,211
Twenty-First Century Fox, Inc., Class A	41,885	1,417,388
Viacom, Inc., Class B	8,450	577,135
Walt Disney Co.	35,156	3,687,513
Wolters Kluwer N.V.	9,168	299,638
WPP plc	39,963	906,297

		21,239,401

Multiline Retail (0.2%)
Dollar General Corp.*	6,760	509,569
Dollar Tree, Inc.*	4,570	370,833
Don Quijote Holdings Co., Ltd.	1,800	146,596
Family Dollar Stores, Inc.	2,110	167,196
Harvey Norman Holdings Ltd.	16,863	57,034
Isetan Mitsukoshi Holdings Ltd.	10,200	168,855
J. Front Retailing Co., Ltd.	7,500	117,974
Kohl’s Corp.	4,550	356,037
Macy’s, Inc.	7,860	510,193
Marks & Spencer Group plc	49,655	393,914
Marui Group Co., Ltd.	7,200	81,828
Next plc	4,643	483,758
Nordstrom, Inc.	3,180	255,418
Takashimaya Co., Ltd.	8,000	78,704
Target Corp.	14,100	1,157,187

		4,855,096

Specialty Retail (0.7%)
ABC-Mart, Inc.	800	46,848
AutoNation, Inc.*	1,710	110,004
AutoZone, Inc.*	755	515,031
Bed Bath & Beyond, Inc.*	4,465	342,800
Best Buy Co., Inc.	6,435	243,179
CarMax, Inc.*	4,860	335,389
Dixons Carphone plc	29,712	181,792
Fast Retailing Co., Ltd.	1,700	658,054
GameStop Corp., Class A	2,485	94,331
Gap, Inc.	6,095	264,096
Hennes & Mauritz AB, Class B	28,832	1,168,640
Hikari Tsushin, Inc.	500	32,450
Home Depot, Inc.	29,935	3,400,915
Inditex S.A.	33,126	1,062,090
Kingfisher plc	71,490	403,429
L Brands, Inc.	5,455	514,352
Lowe’s Cos., Inc.	21,965	1,633,976
Nitori Holdings Co., Ltd.	2,100	142,465
O’Reilly Automotive, Inc.*	2,315	500,596
Ross Stores, Inc.	4,690	494,138
Sanrio Co., Ltd.	1,500	40,190
Shimamura Co., Ltd.	700	64,869
Sports Direct International plc*	8,178	73,621
Staples, Inc.	14,320	233,201
Tiffany & Co.	2,500	220,025
TJX Cos., Inc.	15,420	1,080,171
Tractor Supply Co.	3,054	259,773
Urban Outfitters, Inc.*	2,260	103,169
USS Co., Ltd.	6,660	115,328
Yamada Denki Co., Ltd.	26,410	108,952

		14,443,874

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	6,354	503,759
Asics Corp.	5,000	135,796
Burberry Group plc	13,499	346,680
Christian Dior SE	1,656	311,067
Cie Financiere Richemont S.A. (Registered)	15,852	1,276,169
Coach, Inc.	6,100	252,723
Fossil Group, Inc.*	1,056	87,067
Hanesbrands, Inc.	9,050	303,266

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hermes International	802	$283,104
Hugo Boss AG	2,031	247,310
Kering	2,300	449,565
Li & Fung Ltd.	176,000	171,681
Luxottica Group S.p.A.	5,117	324,867
LVMH Moet Hennessy Louis Vuitton SE	8,480	1,496,567
Michael Kors Holdings Ltd.*	4,563	300,017
NIKE, Inc., Class B	15,660	1,571,168
Pandora A/S	3,502	319,264
PVH Corp.	1,852	197,349
Ralph Lauren Corp.	1,379	181,339
Swatch Group AG	937	397,037
Swatch Group AG (Registered)	1,507	126,287
Under Armour, Inc., Class A*	3,692	298,129
VF Corp.	7,670	577,628
Yue Yuen Industrial Holdings Ltd.	22,500	79,422

		10,237,261

Total Consumer Discretionary		102,653,091

Consumer Staples (3.7%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	24,419	2,987,067
Asahi Group Holdings Ltd.	11,700	371,761
Brown-Forman Corp., Class B	3,492	315,502
Carlsberg A/S, Class B	3,249	268,283
Coca-Cola Amatil Ltd.	17,391	142,522
Coca-Cola Co.	87,830	3,561,506
Coca-Cola Enterprises, Inc.	5,015	221,663
Coca-Cola HBC AG (CDI)*	6,085	109,232
Constellation Brands, Inc., Class A*	3,750	435,788
Diageo plc	76,334	2,104,773
Dr. Pepper Snapple Group, Inc.	4,320	339,034
Heineken Holding N.V.	3,061	210,936
Heineken N.V.	6,997	534,293
Kirin Holdings Co., Ltd.	24,000	315,241
Molson Coors Brewing Co., Class B	3,555	264,670
Monster Beverage Corp.*	3,180	440,096
PepsiCo, Inc.	33,550	3,208,051
Pernod-Ricard S.A.	6,448	760,891
Remy Cointreau S.A.	740	54,500
SABMiller plc	29,396	1,538,255
Suntory Beverage & Food Ltd.	4,223	180,766
Treasury Wine Estates Ltd.	19,777	76,868

		18,441,698

Food & Staples Retailing (0.8%)
Aeon Co., Ltd.	19,800	217,520
Carrefour S.A.	18,970	632,442
Casino Guichard Perrachon S.A.	1,718	151,977
Colruyt S.A.	2,134	92,855
Costco Wholesale Corp.	9,775	1,480,864
CVS Health Corp.	25,760	2,658,690
Delhaize Group S.A.	3,120	280,762
Distribuidora Internacional de Alimentacion S.A.	18,782	146,827
FamilyMart Co., Ltd.	1,800	75,366
ICA Gruppen AB	2,350	78,819
J Sainsbury plc	37,780	144,592
Jeronimo Martins SGPS S.A.	7,644	96,091
Koninklijke Ahold N.V.	27,159	535,782
Kroger Co.	10,855	832,144
Lawson, Inc.	2,000	138,842
Metro AG	4,921	167,166
Seven & i Holdings Co., Ltd.	22,900	963,643
Sysco Corp.	13,050	492,377
Tesco plc	246,675	882,781
Walgreens Boots Alliance, Inc.	19,555	1,655,917
Wal-Mart Stores, Inc.	35,151	2,891,170
Wesfarmers Ltd.	34,118	1,140,005
Whole Foods Market, Inc.	7,990	416,119
WM Morrison Supermarkets plc	63,819	182,425
Woolworths Ltd.	38,355	859,030

		17,214,206

Food Products (1.0%)
Ajinomoto Co., Inc.	16,466	361,325
Archer-Daniels-Midland Co.	14,325	679,005
Aryzta AG*	2,649	162,316
Associated British Foods plc	10,818	451,956
Barry Callebaut AG (Registered)*	67	65,570
Calbee, Inc.	2,231	96,984
Campbell Soup Co.	3,940	183,407
Chocoladefabriken Lindt & Sprungli AG	29	155,396
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	253,094
ConAgra Foods, Inc.	9,365	342,104
Danone S.A.	17,595	1,184,093
General Mills, Inc.	13,635	771,741
Golden Agri-Resources Ltd.	214,000	66,310
Hershey Co.	3,325	335,526
Hormel Foods Corp.	2,995	170,266
J.M. Smucker Co.	2,260	261,550
Kellogg Co.	5,680	374,596
Kerry Group plc, Class A	4,805	322,543
Keurig Green Mountain, Inc.	2,736	305,693
Kikkoman Corp.	4,000	127,030
Kraft Foods Group, Inc.	13,185	1,148,611
McCormick & Co., Inc. (Non- Voting)	2,900	223,619
Mead Johnson Nutrition Co.	4,505	452,888
MEIJI Holdings Co., Ltd.	1,900	231,902
Mondelez International, Inc., Class A	37,505	1,353,556
Nestle S.A. (Registered)	97,930	7,393,659
NH Foods Ltd.	5,000	115,334
Nisshin Seifun Group, Inc.	5,970	70,306
Nissin Foods Holdings Co., Ltd.	1,800	88,383
Orkla ASA	24,753	187,242
Tate & Lyle plc	14,193	125,757
Toyo Suisan Kaisha Ltd.	3,000	105,737
Tyson Foods, Inc., Class A	6,480	248,184
Unilever N.V. (CVA)	49,468	2,069,435
Unilever plc	38,975	1,625,581
WH Group Ltd.*§	111,209	63,140
Wilmar International Ltd.	58,000	137,346
Yakult Honsha Co., Ltd.	2,700	188,184
Yamazaki Baking Co., Ltd.	2,842	51,291

		22,550,660

Household Products (0.5%)
Clorox Co.	2,845	314,060
Colgate-Palmolive Co.	19,110	1,325,087
Henkel AG & Co. KGaA	3,550	367,156

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA (Preference)(q)	5,411	$637,302
Kimberly-Clark Corp.	8,320	891,155
Procter & Gamble Co.	60,250	4,936,885
Reckitt Benckiser Group plc	19,638	1,683,058
Svenska Cellulosa AB S.C.A., Class B	17,859	411,499
Unicharm Corp.	11,300	296,573

		10,862,775

Personal Products (0.1%)
Beiersdorf AG	3,061	266,239
Estee Lauder Cos., Inc., Class A	4,990	414,968
Kao Corp.	15,700	783,861
L’Oreal S.A.	7,634	1,405,607
Shiseido Co., Ltd.	10,900	193,665

		3,064,340

Tobacco (0.5%)
Altria Group, Inc.	44,095	2,205,632
British American Tobacco plc	56,606	2,924,557
Imperial Tobacco Group plc	29,064	1,275,870
Japan Tobacco, Inc.	33,404	1,055,430
Lorillard, Inc.	7,975	521,166
Philip Morris International, Inc.	34,755	2,618,094
Reynolds American, Inc.	6,825	470,311
Swedish Match AB	6,088	179,071

		11,250,131

Total Consumer Staples		83,383,810

Energy (2.4%)
Energy Equipment & Services (0.3%)
Amec Foster Wheeler plc	11,644	156,079
Baker Hughes, Inc.	9,655	613,865
Cameron International Corp.*	4,530	204,394
Diamond Offshore Drilling, Inc.	1,480	39,649
Ensco plc, Class A	5,180	109,143
FMC Technologies, Inc.*	5,220	193,192
Halliburton Co.	18,915	829,990
Helmerich & Payne, Inc.	2,430	165,410
National Oilwell Varco, Inc.	9,560	477,904
Noble Corp. plc	5,645	80,611
Petrofac Ltd.	7,879	111,181
Saipem S.p.A.*	8,041	82,023
Schlumberger Ltd.	28,850	2,407,244
Seadrill Ltd.	11,979	112,105
Subsea 7 S.A.	8,546	73,421
Technip S.A.	3,114	188,731
Tenaris S.A.	14,340	201,120
Transocean Ltd.	18,529	268,873
WorleyParsons Ltd.	6,305	45,810

		6,360,745

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.	11,255	932,027
Apache Corp.	8,535	514,917
BG Group plc	103,663	1,273,462
BP plc	553,906	3,578,785
Cabot Oil & Gas Corp.	9,240	272,857
Caltex Australia Ltd.	4,100	108,991
Chesapeake Energy Corp.	11,510	162,982
Chevron Corp.	42,280	4,438,554
Cimarex Energy Co.	1,941	223,390
ConocoPhillips Co.	27,370	1,704,056
CONSOL Energy, Inc.	5,110	142,518
Delek Group Ltd.	143	36,838
Devon Energy Corp.	8,560	516,254
Eni S.p.A.	77,253	1,337,090
EOG Resources, Inc.	12,210	1,119,535
EQT Corp.	3,385	280,515
Exxon Mobil Corp.	94,923	8,068,455
Galp Energia SGPS S.A.	11,709	126,472
Hess Corp.	5,820	395,003
Idemitsu Kosan Co., Ltd.	2,700	47,057
INPEX Corp.	26,644	293,962
JX Holdings, Inc.	68,000	261,252
Kinder Morgan, Inc.	37,873	1,592,938
Koninklijke Vopak N.V.	2,136	118,041
Lundin Petroleum AB*	6,613	90,599
Marathon Oil Corp.	14,970	390,867
Marathon Petroleum Corp.	6,280	643,009
Murphy Oil Corp.	3,705	172,653
Neste Oil Oyj	3,893	102,084
Newfield Exploration Co.*	3,005	105,445
Noble Energy, Inc.	8,000	391,200
Occidental Petroleum Corp.	17,355	1,266,915
OMV AG	4,473	122,765
ONEOK, Inc.	4,610	222,386
Origin Energy Ltd.	33,596	287,930
Phillips 66	12,460	979,356
Pioneer Natural Resources Co.	3,180	519,962
QEP Resources, Inc.	3,670	76,519
Range Resources Corp.	3,735	194,369
Repsol S.A.	31,658	588,757
Royal Dutch Shell plc, Class A	118,738	3,528,757
Royal Dutch Shell plc, Class B	74,110	2,302,304
Santos Ltd.	29,874	161,139
Showa Shell Sekiyu KK	5,700	52,158
Southwestern Energy Co.*	7,850	182,042
Spectra Energy Corp.	14,920	539,656
Statoil ASA	33,891	598,806
Tesoro Corp.	2,855	260,633
TonenGeneral Sekiyu KK	8,000	68,958
Total S.A.	65,003	3,233,985
Tullow Oil plc	27,653	115,471
Valero Energy Corp.	11,735	746,581
Williams Cos., Inc.	14,950	756,321
Woodside Petroleum Ltd.	22,518	589,085

		46,836,663

Total Energy		53,197,408

Financials (7.6%)
Banks (3.4%)
Aozora Bank Ltd.	35,000	124,278
Australia & New Zealand Banking Group Ltd.	83,712	2,333,081
Banca Monte dei Paschi di Siena S.p.A.*	132,069	87,533
Banco Bilbao Vizcaya Argentaria S.A.	189,302	1,910,414
Banco Comercial Portugues S.A., Class R*	1,069,745	109,959
Banco de Sabadell S.A.	103,874	253,841
Banco Espirito Santo S.A. (Registered)*†	26,714	—
Banco Popolare SC*	10,999	171,760
Banco Popular Espanol S.A.	54,454	266,152
Banco Santander S.A.	427,542	3,215,556
Bank Hapoalim B.M.	32,111	154,613
Bank Leumi Le-Israel B.M.*	40,273	149,470

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of America Corp.	233,994	$3,601,168
Bank of East Asia Ltd.	39,000	155,360
Bank of Ireland*	835,375	316,392
Bank of Kyoto Ltd.	10,415	109,216
Bank of Queensland Ltd.	11,144	116,831
Bank of Yokohama Ltd.	35,000	204,655
Bankia S.A.*	139,901	194,769
Bankinter S.A.	20,472	156,070
Barclays plc	499,678	1,792,938
BB&T Corp.	15,965	622,475
Bendigo & Adelaide Bank Ltd.	13,693	130,602
BNP Paribas S.A.	34,143	2,076,503
BOC Hong Kong Holdings Ltd.	112,000	399,871
CaixaBank S.A.	70,163	332,255
Chiba Bank Ltd.	22,000	161,575
Chugoku Bank Ltd.	5,475	81,858
Citigroup, Inc.	67,430	3,473,994
Comerica, Inc.	4,020	181,423
Commerzbank AG*	29,388	405,200
Commonwealth Bank of Australia	49,236	3,493,733
Credit Agricole S.A.	39,218	576,587
Danske Bank A/S	19,909	525,417
DBS Group Holdings Ltd.	53,000	784,272
DNB ASA	29,678	477,687
Erste Group Bank AG	8,484	209,032
Fifth Third Bancorp	18,525	349,196
Fukuoka Financial Group, Inc.	23,000	118,546
Gunma Bank Ltd.	11,000	74,399
Hachijuni Bank Ltd.	12,000	84,749
Hang Seng Bank Ltd.	23,200	420,009
Hiroshima Bank Ltd.	15,000	80,930
Hokuhoku Financial Group, Inc.	36,000	80,358
HSBC Holdings plc	582,783	4,959,587
Huntington Bancshares, Inc./Ohio	18,155	200,613
ING Groep N.V. (CVA)*	117,175	1,718,649
Intesa Sanpaolo S.p.A.	413,282	1,394,410
Iyo Bank Ltd.	7,000	83,185
Joyo Bank Ltd.	19,000	97,795
JPMorgan Chase & Co.	83,680	5,069,334
KBC Groep N.V.*	7,605	470,567
KeyCorp.	19,500	276,120
Lloyds Banking Group plc*	1,733,958	2,012,568
M&T Bank Corp.	2,940	373,380
Mitsubishi UFJ Financial Group, Inc.	387,262	2,397,750
Mizrahi Tefahot Bank Ltd.*	4,204	42,680
Mizuho Financial Group, Inc.	704,100	1,238,475
National Australia Bank Ltd.	71,859	2,103,847
Natixis S.A.	44,490	332,234
Nordea Bank AB	92,241	1,125,073
Oversea-Chinese Banking Corp., Ltd.	91,000	700,279
PNC Financial Services Group, Inc.	12,050	1,123,542
Raiffeisen Bank International AG	3,559	49,760
Regions Financial Corp.	30,660	289,737
Resona Holdings, Inc.	67,000	333,080
Royal Bank of Scotland Group plc*	77,085	387,761
Seven Bank Ltd.	18,083	89,304
Shinsei Bank Ltd.	50,000	99,513
Shizuoka Bank Ltd.	16,000	159,874
Skandinaviska Enskilda Banken AB, Class A	46,129	539,613
Societe Generale S.A.	24,423	1,180,789
Standard Chartered plc	75,081	1,215,691
Sumitomo Mitsui Financial Group, Inc.	38,700	1,482,956
Sumitomo Mitsui Trust Holdings, Inc.	100,000	412,830
SunTrust Banks, Inc./Georgia	11,770	483,629
Suruga Bank Ltd.	6,000	124,634
Svenska Handelsbanken AB, Class A	15,158	684,139
Swedbank AB, Class A	27,501	657,305
U.S. Bancorp/Minnesota	40,095	1,750,949
UniCredit S.p.A.	133,541	905,781
Unione di Banche Italiane S.c.p.A.	26,015	203,084
United Overseas Bank Ltd.	39,000	652,888
Wells Fargo & Co.	105,730	5,751,712
Westpac Banking Corp.	94,415	2,824,686
Yamaguchi Financial Group, Inc.	6,092	70,163
Zions Bancorp	4,470	120,690

		76,755,383

Capital Markets (0.8%)
3i Group plc	29,523	211,151
Aberdeen Asset Management plc	27,938	190,357
Affiliated Managers Group, Inc.*	1,226	263,320
Ameriprise Financial, Inc.	4,180	546,911
Bank of New York Mellon Corp.	25,160	1,012,438
BlackRock, Inc.	2,825	1,033,498
Charles Schwab Corp.	25,510	776,524
Credit Suisse Group AG (Registered)*	46,366	1,248,253
Daiwa Securities Group, Inc.	50,000	394,055
Deutsche Bank AG (Registered)	41,886	1,457,299
E*TRADE Financial Corp.*	6,425	183,466
Franklin Resources, Inc.	8,735	448,280
Goldman Sachs Group, Inc.	9,120	1,714,286
Hargreaves Lansdown plc	7,202	123,007
ICAP plc	16,735	130,764
Invesco Ltd.	9,590	380,627
Investec plc	16,770	138,962
Julius Baer Group Ltd.*	6,797	340,815
Legg Mason, Inc.	2,255	124,476
Macquarie Group Ltd.	8,783	510,325
Mediobanca S.p.A.	18,313	175,580
Morgan Stanley	34,040	1,214,888
Nomura Holdings, Inc.	110,300	648,547
Northern Trust Corp.	4,900	341,285
Partners Group Holding AG	528	157,394
Platinum Asset Management Ltd.	7,068	42,004
SBI Holdings, Inc.	6,138	74,373
Schroders plc	3,775	178,888
State Street Corp.	9,425	693,020
T. Rowe Price Group, Inc.	5,845	473,328
UBS Group AG*	110,901	2,081,349

		17,309,470

Consumer Finance (0.1%)
Acom Co., Ltd.*	12,110	42,048
AEON Financial Service Co., Ltd.	3,500	88,419
American Express Co.	20,035	1,565,134
Capital One Financial Corp.	12,472	983,043
Credit Saison Co., Ltd.	4,500	80,843
Discover Financial Services	10,290	579,841
Navient Corp.	9,310	189,272

		3,528,600

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.6%)
ASX Ltd.	5,879	$184,985
Berkshire Hathaway, Inc., Class B*	40,570	5,855,062
CME Group, Inc./Illinois	7,030	665,811
Deutsche Boerse AG	5,861	479,296
Eurazeo S.A.	2,835	194,489
EXOR S.p.A.	2,991	135,741
First Pacific Co., Ltd.	71,776	71,739
Groupe Bruxelles Lambert S.A.	2,450	202,908
Hong Kong Exchanges and Clearing Ltd.	33,700	823,906
Industrivarden AB, Class C	4,985	93,686
Intercontinental Exchange, Inc.	2,560	597,171
Investment AB Kinnevik, Class B	7,149	238,340
Investor AB, Class B	13,832	551,071
Japan Exchange Group, Inc.	7,920	229,739
Leucadia National Corp.	7,045	157,033
London Stock Exchange Group plc	6,849	249,434
McGraw Hill Financial, Inc.	6,010	621,434
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,960	74,106
Moody’s Corp.	4,115	427,137
NASDAQ OMX Group, Inc.	2,595	132,189
ORIX Corp.	40,200	565,421
Pargesa Holding S.A.	938	65,802
Singapore Exchange Ltd.	24,076	142,729
Wendel S.A.	1,909	227,570

		12,986,799

Insurance (1.5%)
ACE Ltd.	7,455	831,158
Admiral Group plc	5,924	134,258
Aegon N.V.	55,018	434,647
Aflac, Inc.	10,070	644,581
Ageas	6,664	239,262
AIA Group Ltd.	365,781	2,292,534
Allianz SE (Registered)	13,878	2,411,465
Allstate Corp.	9,640	686,079
American International Group, Inc.	31,744	1,739,254
AMP Ltd.	89,819	439,124
Aon plc	6,455	620,455
Assicurazioni Generali S.p.A.	35,459	697,807
Assurant, Inc.	1,565	96,107
Aviva plc	89,517	716,646
Baloise Holding AG (Registered)	1,443	190,712
Chubb Corp.	5,360	541,896
Cincinnati Financial Corp.	3,265	173,959
CNP Assurances S.A.	11,884	207,883
Dai-ichi Life Insurance Co., Ltd.	32,741	475,668
Delta Lloyd N.V.	6,659	125,205
Direct Line Insurance Group plc	45,551	215,355
Friends Life Group Ltd.	42,789	262,093
Genworth Financial, Inc., Class A*	11,025	80,593
Gjensidige Forsikring ASA	6,074	104,923
Hannover Rueck SE	1,832	189,496
Hartford Financial Services Group, Inc.	9,965	416,736
Insurance Australia Group Ltd.	71,109	329,590
Legal & General Group plc	180,422	744,740
Lincoln National Corp.	5,775	331,831
Loews Corp.	6,775	276,623
Mapfre S.A.	28,055	102,359
Marsh & McLennan Cos., Inc.	12,090	678,128
Medibank Pvt Ltd.*	83,632	147,601
MetLife, Inc.	25,020	1,264,761
MS&AD Insurance Group Holdings, Inc.	15,400	432,114
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,252	1,133,398
NN Group N.V.*	4,783	135,259
Old Mutual plc	149,000	490,513
Principal Financial Group, Inc.	6,075	312,073
Progressive Corp.	11,900	323,680
Prudential Financial, Inc.	10,230	821,571
Prudential plc	77,944	1,929,910
QBE Insurance Group Ltd.	41,450	410,207
RSA Insurance Group plc*	30,803	192,048
Sampo Oyj, Class A	13,576	686,003
SCOR SE	8,156	275,478
Sompo Japan Nipponkoa Holdings, Inc.	10,000	310,976
Sony Financial Holdings, Inc.	5,284	85,067
Standard Life plc*	59,419	418,508
Standard Life plc†	51,187	55,429
Suncorp Group Ltd.	39,071	400,874
Swiss Life Holding AG (Registered)*	975	241,176
Swiss Reinsurance AG	10,695	1,035,210
T&D Holdings, Inc.	17,600	242,438
Tokio Marine Holdings, Inc.	21,100	797,476
Torchmark Corp.	2,893	158,884
Travelers Cos., Inc.	7,545	815,841
Tryg A/S	635	74,819
UnipolSai S.p.A.	27,642	80,426
Unum Group	5,640	190,237
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,167	51,683
XL Group plc	5,880	216,384
Zurich Insurance Group AG*	4,541	1,538,059

		32,699,270

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	8,805	828,991
Apartment Investment & Management Co. (REIT), Class A	3,250	127,920
Ascendas Real Estate Investment Trust (REIT)	62,000	116,919
AvalonBay Communities, Inc. (REIT)	2,915	507,939
Boston Properties, Inc. (REIT)	3,395	476,930
British Land Co. plc (REIT)	29,392	362,612
CapitaCommercial Trust (REIT)	62,000	79,629
CapitaMall Trust (REIT)	73,000	116,854
Crown Castle International Corp. (REIT)	7,450	614,923
Dexus Property Group (REIT)	27,499	158,291
Equity Residential (REIT)	8,060	627,552
Essex Property Trust, Inc. (REIT)	1,403	322,550
Federation Centres (REIT)	43,354	100,146
Fonciere des Regions (REIT)	2,072	204,990
Gecina S.A. (REIT)	1,730	234,015
General Growth Properties, Inc. (REIT)	13,960	412,518
Goodman Group (REIT)	53,005	255,384
GPT Group (REIT)	51,183	177,796

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hammerson plc (REIT)	23,817	$234,784
HCP, Inc. (REIT)	10,200	440,742
Health Care REIT, Inc. (REIT)	7,190	556,218
Host Hotels & Resorts, Inc. (REIT)	16,845	339,932
ICADE (REIT)	2,409	217,573
Intu Properties plc (REIT)	27,992	144,442
Iron Mountain, Inc. (REIT)	4,088	149,130
Japan Prime Realty Investment Corp. (REIT)	24	82,579
Japan Real Estate Investment Corp. (REIT)	39	183,377
Japan Retail Fund Investment Corp. (REIT)	74	147,106
Kimco Realty Corp. (REIT)	9,100	244,335
Klepierre S.A. (REIT)	7,605	373,595
Land Securities Group plc (REIT)	24,006	446,056
Link REIT (REIT)	69,500	427,687
Macerich Co. (REIT)	3,130	263,953
Mirvac Group (REIT)	112,274	171,458
Nippon Building Fund, Inc. (REIT)	43	211,152
Nippon Prologis REIT, Inc. (REIT)	45	99,115
Novion Property Group (REIT)	64,842	123,582
Plum Creek Timber Co., Inc. (REIT)	3,935	170,976
Prologis, Inc. (REIT)	11,112	484,039
Public Storage (REIT)	3,255	641,691
Scentre Group (REIT)	161,686	459,388
Segro plc (REIT)	22,543	139,362
Simon Property Group, Inc. (REIT)	6,940	1,357,742
SL Green Realty Corp. (REIT)	2,227	285,902
Stockland Corp., Ltd. (REIT)	71,325	243,749
Suntec Real Estate Investment Trust (REIT)	72,000	97,187
Unibail-Rodamco SE (REIT)	2,978	803,709
United Urban Investment Corp. (REIT)	77	119,927
Ventas, Inc. (REIT)	6,539	477,478
Vornado Realty Trust (REIT)	3,910	437,920
Westfield Corp. (REIT)	59,951	434,917
Weyerhaeuser Co. (REIT)	11,710	388,186

		17,124,948

Real Estate Management & Development (0.4%)
Aeon Mall Co., Ltd.	3,470	68,769
CapitaLand Ltd.	77,000	200,545
CBRE Group, Inc., Class A*	6,190	239,615
City Developments Ltd.	12,000	87,891
CK Hutchison Holdings Ltd.	42,000	859,233
Daito Trust Construction Co., Ltd.	2,200	246,105
Daiwa House Industry Co., Ltd.	18,000	355,308
Deutsche Annington Immobilien SE	10,474	353,897
Deutsche Wohnen AG	8,817	226,094
Global Logistic Properties Ltd.	95,526	184,002
Hang Lung Properties Ltd.	68,000	191,454
Henderson Land Development Co., Ltd.	32,180	225,709
Hulic Co., Ltd.	7,242	81,212
Hysan Development Co., Ltd.	19,000	83,431
Immofinanz AG*	20,540	60,364
Kerry Properties Ltd.	19,500	67,856
Lend Lease Group	16,721	211,236
Mitsubishi Estate Co., Ltd.	38,000	882,010
Mitsui Fudosan Co., Ltd.	29,000	852,295
New World Development Co., Ltd.	157,854	182,684
Nomura Real Estate Holdings, Inc.	3,836	69,195
NTT Urban Development Corp.	3,498	35,006
Sino Land Co., Ltd.	90,000	146,648
Sumitomo Realty & Development Co., Ltd.	11,000	396,109
Sun Hung Kai Properties Ltd.	52,000	800,519
Swire Pacific Ltd., Class A	19,500	265,113
Swire Properties Ltd.	35,530	115,444
Swiss Prime Site AG (Registered)*	1,746	151,727
Tokyo Tatemono Co., Ltd.	12,000	87,944
Tokyu Fudosan Holdings Corp.	14,595	99,651
UOL Group Ltd.	14,000	77,655
Wharf Holdings Ltd.	46,000	320,664
Wheelock & Co., Ltd.	27,000	137,825

		8,363,210

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,690	112,031
People’s United Financial, Inc.	6,760	102,752

		214,783

Total Financials		168,982,463

Health Care (4.8%)
Biotechnology (0.7%)
Actelion Ltd. (Registered)*	3,120	361,255
Alexion Pharmaceuticals, Inc.*	4,400	762,520
Amgen, Inc.	16,931	2,706,420
Biogen, Inc.*	5,260	2,220,983
Celgene Corp.*	17,810	2,053,137
CSL Ltd.	14,417	1,009,652
Gilead Sciences, Inc.*	33,640	3,301,093
Grifols S.A.	4,529	194,468
Regeneron Pharmaceuticals, Inc.*	1,650	744,942
Vertex Pharmaceuticals, Inc.*	5,323	627,954

		13,982,424

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	33,450	1,549,739
Baxter International, Inc.	12,030	824,055
Becton, Dickinson and Co.	4,644	666,813
Boston Scientific Corp.*	29,465	523,004
C.R. Bard, Inc.	1,695	283,658
Cochlear Ltd.	1,734	119,277
Coloplast A/S, Class B	3,374	255,324
DENTSPLY International, Inc.	3,155	160,558
Edwards Lifesciences Corp.*	2,349	334,639
Elekta AB, Class B	11,192	100,527
Essilor International S.A.	6,206	712,595
Getinge AB, Class B	6,078	150,321
Intuitive Surgical, Inc.*	827	417,660
Medtronic plc	31,383	2,447,560
Olympus Corp.*	7,300	271,312
Smith & Nephew plc	27,127	460,156
Sonova Holding AG (Registered)	1,632	226,332
St. Jude Medical, Inc.	6,345	414,963
Stryker Corp.	6,635	612,079
Sysmex Corp.	4,400	244,567
Terumo Corp.	9,200	242,818
Varian Medical Systems, Inc.*	2,270	213,584

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
William Demant Holding A/S*	689	$58,515
Zimmer Holdings, Inc.	3,770	443,051

		11,733,107

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,867	838,072
Alfresa Holdings Corp.	5,300	74,859
AmerisourceBergen Corp.	4,735	538,227
Anthem, Inc.	6,085	939,585
Cardinal Health, Inc.	7,470	674,317
Celesio AG	1,543	45,616
Cigna Corp.	5,885	761,754
DaVita HealthCare Partners, Inc.*	3,810	309,677
Express Scripts Holding Co.*	16,589	1,439,428
Fresenius Medical Care AG & Co. KGaA	6,606	549,801
Fresenius SE & Co. KGaA	11,509	687,276
HCA Holdings, Inc.*	6,818	512,918
Healthscope Ltd.	34,189	79,522
Henry Schein, Inc.*	1,896	264,720
Humana, Inc.	3,420	608,828
Laboratory Corp. of America Holdings*	1,915	241,462
McKesson Corp.	5,145	1,163,799
Medipal Holdings Corp.	4,000	52,160
Miraca Holdings, Inc.	1,700	78,336
Patterson Cos., Inc.	1,925	93,921
Quest Diagnostics, Inc.	3,185	244,767
Ramsay Health Care Ltd.	3,989	203,718
Ryman Healthcare Ltd.	11,387	66,714
Sonic Healthcare Ltd.	11,574	179,810
Suzuken Co., Ltd.	1,650	50,391
Tenet Healthcare Corp.*	2,192	108,526
UnitedHealth Group, Inc.	21,635	2,559,204
Universal Health Services, Inc., Class B	2,050	241,306

		13,608,714

Health Care Technology (0.0%)
Cerner Corp.*	6,750	494,505
M3, Inc.	5,892	125,203

		619,708

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,430	308,716
Lonza Group AG (Registered)*	1,607	200,744
PerkinElmer, Inc.	2,470	126,316
QIAGEN N.V.*	7,062	178,204
Thermo Fisher Scientific, Inc.	8,865	1,190,924
Waters Corp.*	1,865	231,857

		2,236,761

Pharmaceuticals (2.9%)
AbbVie, Inc.	35,420	2,073,487
Actavis plc*	8,362	2,488,648
Astellas Pharma, Inc.	65,200	1,068,408
AstraZeneca plc	38,349	2,629,212
Bayer AG (Registered)	25,113	3,773,359
Bristol-Myers Squibb Co.	36,855	2,377,147
Chugai Pharmaceutical Co., Ltd.	6,800	214,382
Daiichi Sankyo Co., Ltd.	19,300	306,651
Eisai Co., Ltd.	7,700	547,562
Eli Lilly & Co.	21,870	1,588,855
Endo International plc*	3,453	309,734
GlaxoSmithKline plc	147,608	3,380,212
Hisamitsu Pharmaceutical Co., Inc.	1,700	69,824
Hospira, Inc.*	3,720	326,765
Johnson & Johnson	62,790	6,316,674
Kyowa Hakko Kirin Co., Ltd.	7,000	91,366
Mallinckrodt plc*	2,515	318,525
Merck & Co., Inc.	64,160	3,687,917
Merck KGaA	3,925	440,503
Mitsubishi Tanabe Pharma Corp.	7,000	120,297
Mylan N.V.*	8,315	493,495
Novartis AG (Registered)	69,854	6,907,803
Novo Nordisk A/S, Class B	60,946	3,261,011
Ono Pharmaceutical Co., Ltd.	2,500	282,905
Orion Oyj, Class B	3,056	86,183
Otsuka Holdings Co., Ltd.	11,858	371,380
Perrigo Co. plc	2,980	493,339
Pfizer, Inc.	141,074	4,907,964
Roche Holding AG	21,336	5,883,246
Sanofi S.A.	36,268	3,568,809
Santen Pharmaceutical Co., Ltd.	8,000	116,412
Shionogi & Co., Ltd.	9,100	303,642
Shire plc	17,904	1,423,732
Sumitomo Dainippon Pharma Co., Ltd.	4,800	56,937
Taisho Pharmaceutical Holdings Co., Ltd.	958	71,367
Takeda Pharmaceutical Co., Ltd.	24,000	1,199,627
Teva Pharmaceutical Industries Ltd.	26,139	1,628,303
UCB S.A.	3,840	276,714
Zoetis, Inc.	11,138	515,578

		63,977,975

Total Health Care		106,158,689

Industrials (4.2%)
Aerospace & Defense (0.7%)
Airbus Group N.V.	17,872	1,161,330
BAE Systems plc	95,779	742,581
Boeing Co.	14,935	2,241,445
Cobham plc	34,575	155,893
Finmeccanica S.p.A.*	12,290	146,126
General Dynamics Corp.	7,075	960,290
Honeywell International, Inc.	17,400	1,814,994
L-3 Communications Holdings, Inc.	1,930	242,775
Lockheed Martin Corp.	6,040	1,225,878
Meggitt plc	24,476	198,855
Northrop Grumman Corp.	4,660	750,074
Precision Castparts Corp.	3,215	675,150
Raytheon Co.	6,920	756,010
Rockwell Collins, Inc.	2,995	289,167
Rolls-Royce Holdings plc*	57,287	808,756
Safran S.A.	8,865	619,538
Singapore Technologies Engineering Ltd.	47,000	119,048
Textron, Inc.	6,195	274,624
Thales S.A.	2,827	156,917
United Technologies Corp.	18,925	2,218,010
Zodiac Aerospace	5,647	187,150

		15,744,611

Air Freight & Logistics (0.2%)
Bollore S.A.	26,303	140,182
C.H. Robinson Worldwide, Inc.	3,260	238,697
Deutsche Post AG (Registered)	29,388	919,330
Expeditors International of Washington, Inc.	4,295	206,933

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
FedEx Corp.	5,895	$975,328
Royal Mail plc	19,739	128,250
TNT Express N.V.	13,318	84,671
Toll Holdings Ltd.	20,697	139,357
United Parcel Service, Inc., Class B	15,655	1,517,596
Yamato Holdings Co., Ltd.	10,600	244,735

		4,595,079

Airlines (0.2%)
American Airlines Group, Inc.	16,195	854,772
ANA Holdings, Inc.	35,000	93,832
Cathay Pacific Airways Ltd.	35,060	81,088
Delta Air Lines, Inc.	18,738	842,460
Deutsche Lufthansa AG (Registered)	7,027	98,820
easyJet plc	4,821	134,534
International Consolidated Airlines Group S.A.*	24,781	222,140
Japan Airlines Co., Ltd.	3,635	113,300
Qantas Airways Ltd.*	16,674	39,577
Ryanair Holdings plc (ADR)	210	14,022
Singapore Airlines Ltd.	16,000	139,308
Southwest Airlines Co.	15,225	674,467

		3,308,320

Building Products (0.1%)
Allegion plc	2,138	130,782
Asahi Glass Co., Ltd.	30,000	196,905
Assa Abloy AB, Class B	10,146	604,714
Cie de Saint-Gobain	13,651	598,890
Daikin Industries Ltd.	7,200	482,233
Geberit AG (Registered)	1,148	430,954
LIXIL Group Corp.	8,100	192,147
Masco Corp.	7,920	211,464
TOTO Ltd.	9,000	133,769

		2,981,858

Commercial Services & Supplies (0.2%)
ADT Corp.	3,825	158,814
Aggreko plc	7,776	175,842
Babcock International Group plc	7,625	111,234
Brambles Ltd.	47,559	416,433
Cintas Corp.	2,120	173,056
Dai Nippon Printing Co., Ltd.	17,000	165,378
Edenred	6,254	155,900
G4S plc	47,118	206,658
ISS A/S*	3,665	115,462
Park24 Co., Ltd.	2,900	59,398
Pitney Bowes, Inc.	4,475	104,357
Republic Services, Inc.	5,610	227,542
Secom Co., Ltd.	6,400	427,698
Securitas AB, Class B	9,509	136,462
Societe BIC S.A.	868	123,625
Stericycle, Inc.*	1,915	268,923
Toppan Printing Co., Ltd.	17,000	131,103
Tyco International plc	9,870	425,002
Waste Management, Inc.	9,610	521,150

		4,104,037

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	5,332	188,858
Boskalis Westminster N.V.	2,614	128,712
Bouygues S.A.	5,099	200,315
Chiyoda Corp.	5,000	42,808
Ferrovial S.A.	12,484	265,458
Fluor Corp.	3,500	200,060
Jacobs Engineering Group, Inc.*	2,940	132,770
JGC Corp.	6,471	128,722
Kajima Corp.	25,000	116,217
Leighton Holdings Ltd.	3,084	49,468
Obayashi Corp.	20,000	129,928
OCI N.V.*	2,560	79,363
Quanta Services, Inc.*	4,785	136,516
Shimizu Corp.	18,000	121,899
Skanska AB, Class B	11,540	258,212
Taisei Corp.	30,595	173,053
Vinci S.A.	14,334	820,315

		3,172,674

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	66,779	1,416,842
Alstom S.A.*	6,577	202,466
AMETEK, Inc.	5,437	285,660
Eaton Corp. plc	10,605	720,504
Emerson Electric Co.	15,535	879,592
Fuji Electric Co., Ltd.	17,000	80,314
Legrand S.A.	8,041	433,361
Mabuchi Motor Co., Ltd.	1,500	79,571
Mitsubishi Electric Corp.	59,000	702,210
Nidec Corp.	6,700	445,572
OSRAM Licht AG	2,703	134,132
Prysmian S.p.A	6,246	128,673
Rockwell Automation, Inc.	3,085	357,829
Schneider Electric SE	15,950	1,240,650
Vestas Wind Systems A/S	6,805	281,749

		7,389,125

Industrial Conglomerates (0.7%)
3M Co.	14,410	2,376,929
Danaher Corp.	13,540	1,149,546
General Electric Co.	223,260	5,539,081
Hutchison Whampoa Ltd.	65,000	899,134
Keihan Electric Railway Co., Ltd.	15,000	91,480
Keppel Corp., Ltd.	44,000	287,791
Koninklijke Philips N.V.	28,389	806,427
NWS Holdings Ltd.	45,000	74,948
Roper Industries, Inc.	2,215	380,980
Seibu Holdings, Inc.	3,637	94,056
Sembcorp Industries Ltd.	29,000	88,927
Siemens AG (Registered)	24,079	2,606,903
Smiths Group plc	11,986	198,460
Toshiba Corp.	122,000	512,166

		15,106,828

Machinery (0.7%)
Alfa Laval AB	9,554	187,738
Amada Co., Ltd.	11,000	105,733
Andritz AG	2,211	132,218
Atlas Copco AB, Class A	20,393	660,403
Atlas Copco AB, Class B	11,850	350,161
Caterpillar, Inc.	13,970	1,118,019
CNH Industrial N.V.	28,786	235,710
Cummins, Inc.	3,835	531,684
Deere & Co.	7,980	699,766
Dover Corp.	3,720	257,126
FANUC Corp.	5,836	1,275,322
Flowserve Corp.	3,060	172,859
GEA Group AG	5,554	268,621
Hino Motors Ltd.	7,816	111,594
Hitachi Construction Machinery Co., Ltd.	3,300	57,738

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
IHI Corp.	42,000	$196,850
Illinois Tool Works, Inc.	8,095	786,348
IMI plc	8,254	155,923
Ingersoll-Rand plc	5,965	406,097
Joy Global, Inc.	2,180	85,412
JTEKT Corp.	6,300	98,390
Kawasaki Heavy Industries Ltd.	43,000	217,263
Komatsu Ltd.	28,400	558,546
Kone Oyj, Class B	9,516	421,835
Kubota Corp.	34,000	538,683
Kurita Water Industries Ltd.	3,100	75,018
Makita Corp.	3,700	192,201
MAN SE	1,071	112,867
Melrose Industries plc*	30,222	124,235
Metso Oyj	3,425	99,990
Minebea Co., Ltd.	10,000	158,000
Mitsubishi Heavy Industries Ltd.	92,000	507,392
Nabtesco Corp.	3,523	102,097
NGK Insulators Ltd.	8,000	170,939
NSK Ltd.	14,000	204,843
PACCAR, Inc.	7,890	498,175
Pall Corp.	2,370	237,924
Parker-Hannifin Corp.	3,305	392,568
Pentair plc	4,273	268,729
Sandvik AB	32,379	362,219
Schindler Holding AG	1,355	225,499
Schindler Holding AG (Registered)	622	101,684
Sembcorp Marine Ltd.	25,000	53,110
SKF AB, Class B	12,051	311,064
SMC Corp.	1,700	507,395
Snap-on, Inc.	1,320	194,119
Stanley Black & Decker, Inc.	3,470	330,899
Sulzer AG (Registered)*	729	80,124
Sumitomo Heavy Industries Ltd.	17,000	111,463
THK Co., Ltd.	3,500	89,149
Vallourec S.A.	3,322	81,167
Volvo AB, Class B	46,600	563,455
Wartsila Oyj Abp	4,493	199,019
Weir Group plc	6,480	163,404
Xylem, Inc.	4,050	141,831
Yangzijiang Shipbuilding Holdings Ltd.	58,261	53,612
Zardoya Otis S.A.	5,284	68,156

		16,412,386

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	83	168,671
A. P. Moller - Maersk A/S, Class B	217	453,774
Kuehne + Nagel International AG (Registered)	1,640	243,740
Mitsui O.S.K. Lines Ltd.	32,000	108,794
Nippon Yusen KK	49,000	141,254

		1,116,233

Professional Services (0.2%)
Adecco S.A. (Registered)*	5,167	430,441
ALS Ltd.	12,080	45,350
Bureau Veritas S.A.	8,055	173,122
Capita plc	20,093	332,161
Dun & Bradstreet Corp.	810	103,972
Equifax, Inc.	2,710	252,030
Experian plc	30,067	497,936
Intertek Group plc	4,901	181,443
Nielsen N.V.	6,751	300,892
Randstad Holding N.V.	3,829	232,478
Recruit Holdings Co., Ltd.	4,292	134,093
Robert Half International, Inc.	3,065	185,494
Seek Ltd.	9,876	128,492
SGS S.A. (Registered)	167	319,477

		3,317,381

Road & Rail (0.4%)
Asciano Ltd.	29,620	142,749
Aurizon Holdings Ltd.	64,904	239,225
Central Japan Railway Co.	4,379	792,930
ComfortDelGro Corp., Ltd.	61,000	128,410
CSX Corp.	22,240	736,589
DSV A/S	5,375	167,248
East Japan Railway Co.	10,200	819,032
Hankyu Hanshin Holdings, Inc.	35,000	216,618
Kansas City Southern	2,450	250,096
Keikyu Corp.	14,000	112,054
Keio Corp.	18,000	141,355
Keisei Electric Railway Co., Ltd.	8,467	105,265
Kintetsu Corp.	55,000	202,081
MTR Corp., Ltd.	44,000	209,029
Nagoya Railroad Co., Ltd.	26,000	103,965
Nippon Express Co., Ltd.	26,000	145,522
Norfolk Southern Corp.	6,900	710,148
Odakyu Electric Railway Co., Ltd.	19,000	193,835
Ryder System, Inc.	1,180	111,970
Tobu Railway Co., Ltd.	31,000	147,209
Tokyu Corp.	34,000	210,140
Union Pacific Corp.	19,990	2,165,117
West Japan Railway Co.	5,001	262,594

		8,313,181

Trading Companies & Distributors (0.2%)
Ashtead Group plc	15,286	245,505
Brenntag AG	4,692	281,288
Bunzl plc	10,158	275,612
Fastenal Co.	6,050	250,682
ITOCHU Corp.	48,000	520,440
Marubeni Corp.	50,000	289,288
Mitsubishi Corp.	41,900	844,676
Mitsui & Co., Ltd.	51,800	695,920
Noble Group Ltd.	133,000	88,626
Rexel S.A.	8,424	158,917
Sumitomo Corp.	34,200	366,202
Toyota Tsusho Corp.	6,500	172,387
Travis Perkins plc	7,501	216,671
United Rentals, Inc.*	2,150	195,994
W.W. Grainger, Inc.	1,366	322,117
Wolseley plc	7,919	468,392

		5,392,717

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	12,276	221,874
Aena S.A.*§	1,823	183,296
Aeroports de Paris S.A.	902	107,898
Atlantia S.p.A	12,539	329,208
Auckland International Airport Ltd.	28,922	97,134
Fraport AG Frankfurt Airport Services Worldwide	1,122	67,158
Groupe Eurotunnel SE (Registered)	14,197	203,494

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hutchison Port Holdings Trust, Class U	171,947	$118,271
Kamigumi Co., Ltd.	7,000	66,136
Mitsubishi Logistics Corp.	4,000	62,426
Sydney Airport	32,977	129,773
Transurban Group	54,998	398,319

		1,984,987

Total Industrials		92,939,417

Information Technology (4.5%)
Communications Equipment (0.4%)
Alcatel-Lucent*	85,457	323,405
Cisco Systems, Inc.	113,470	3,123,262
F5 Networks, Inc.*	1,635	187,927
Harris Corp.	2,340	184,298
Juniper Networks, Inc.	8,900	200,962
Motorola Solutions, Inc.	4,905	327,016
Nokia Oyj	113,727	868,756
QUALCOMM, Inc.	37,305	2,586,729
Telefonaktiebolaget LM Ericsson, Class B	92,417	1,159,819

		8,962,174

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	6,940	408,974
Citizen Holdings Co., Ltd.	8,000	61,384
Corning, Inc.	28,695	650,803
FLIR Systems, Inc.	3,145	98,376
Hamamatsu Photonics KK	3,000	90,800
Hexagon AB, Class B	7,760	275,962
Hirose Electric Co., Ltd.	735	95,101
Hitachi High-Technologies Corp.	1,841	56,212
Hitachi Ltd.	146,000	998,176
Hoya Corp.	12,900	517,471
Ibiden Co., Ltd.	3,600	60,813
Japan Display, Inc.	10,957	39,457
Keyence Corp.	1,400	764,693
Kyocera Corp.	9,800	537,862
Murata Manufacturing Co., Ltd.	6,200	854,173
Nippon Electric Glass Co., Ltd.	12,000	58,659
Omron Corp.	6,200	279,803
Shimadzu Corp.	7,000	78,129
TDK Corp.	3,800	270,081
TE Connectivity Ltd.	9,090	651,026
Yaskawa Electric Corp.	6,000	87,940
Yokogawa Electric Corp.	6,500	70,071

		7,005,966

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	3,980	282,759
eBay, Inc.*	25,135	1,449,787
Equinix, Inc. (REIT)	1,275	296,884
Facebook, Inc., Class A*	46,461	3,819,791
Google, Inc., Class A*	6,354	3,524,564
Google, Inc., Class C*	6,354	3,481,992
Kakaku.com, Inc.	4,417	73,267
Mixi, Inc.	1,137	46,072
United Internet AG (Registered)	3,735	170,294
VeriSign, Inc.*	2,490	166,755
Yahoo! Japan Corp.	43,235	178,692
Yahoo!, Inc.*	20,550	913,139

		14,403,996

IT Services (0.7%)
Accenture plc, Class A	14,060	1,317,281
Alliance Data Systems Corp.*	1,230	364,387
Amadeus IT Holding S.A., Class A	13,592	582,848
AtoS	2,453	168,428
Automatic Data Processing, Inc.	10,725	918,489
Cap Gemini S.A.	4,335	355,935
Cognizant Technology Solutions Corp., Class A*	13,500	842,265
Computer Sciences Corp.	3,235	211,181
Computershare Ltd.	14,356	138,718
Fidelity National Information Services, Inc.	6,325	430,479
Fiserv, Inc.*	5,520	438,288
Fujitsu Ltd.	56,000	382,224
International Business Machines Corp.	20,645	3,313,523
ITOCHU Techno-Solutions Corp.	1,000	20,742
MasterCard, Inc., Class A	21,910	1,892,805
Nomura Research Institute Ltd.	3,400	127,973
NTT Data Corp.	3,833	167,014
Otsuka Corp.	1,500	63,847
Paychex, Inc.	7,255	359,957
Teradata Corp.*	3,430	151,400
Total System Services, Inc.	3,665	139,820
Visa, Inc., Class A	43,840	2,867,574
Western Union Co.	11,750	244,518
Xerox Corp.	24,105	309,749

		15,809,445

Semiconductors & Semiconductor Equipment (0.6%)
Advantest Corp.	4,806	60,776
Altera Corp.	6,855	294,148
Analog Devices, Inc.	6,990	440,370
Applied Materials, Inc.	27,115	611,714
ARM Holdings plc	42,619	697,783
ASM Pacific Technology Ltd.	7,200	74,869
ASML Holding N.V.	10,631	1,083,234
Avago Technologies Ltd.	5,596	710,580
Broadcom Corp., Class A	11,940	516,942
First Solar, Inc.*	1,690	101,045
Infineon Technologies AG	34,246	410,047
Intel Corp.	110,155	3,444,547
KLA-Tencor Corp.	3,680	214,507
Lam Research Corp.	3,579	251,371
Linear Technology Corp.	5,280	247,104
Microchip Technology, Inc.	4,460	218,094
Micron Technology, Inc.*	23,795	645,558
NVIDIA Corp.	11,440	239,382
Rohm Co., Ltd.	3,000	205,518
Skyworks Solutions, Inc.	4,292	421,861
STMicroelectronics N.V.	19,356	180,413
Texas Instruments, Inc.	23,760	1,358,716
Tokyo Electron Ltd.	5,200	362,575
Xilinx, Inc.	5,945	251,473

		13,042,627

Software (0.8%)
Adobe Systems, Inc.*	10,485	775,261
Autodesk, Inc.*	5,060	296,718
CA, Inc.	7,055	230,064
Citrix Systems, Inc.*	3,630	231,848
COLOPL, Inc.	1,501	32,413
Dassault Systemes S.A.	3,883	263,085
Electronic Arts, Inc.*	6,915	406,706
Gemalto N.V.	2,406	191,854

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
GungHo Online Entertainment, Inc.	12,244	$47,977
Intuit, Inc.	6,315	612,302
Konami Corp.	3,000	56,215
Microsoft Corp.	183,335	7,453,485
Nexon Co., Ltd.	3,919	41,783
NICE-Systems Ltd.	1,740	106,346
Nintendo Co., Ltd.	3,300	485,651
Oracle Corp.	72,365	3,122,550
Oracle Corp. Japan	1,200	51,692
Red Hat, Inc.*	4,175	316,256
Sage Group plc	32,688	226,226
Salesforce.com, Inc.*	12,806	855,569
SAP SE	27,980	2,031,785
Symantec Corp.	15,340	358,419
Trend Micro, Inc.	3,200	105,583

		18,299,788

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	131,613	16,376,606
Brother Industries Ltd.	7,100	113,055
Canon, Inc.	34,477	1,219,239
EMC Corp.	45,120	1,153,267
Fujifilm Holdings Corp.	14,100	502,201
Hewlett-Packard Co.	41,525	1,293,919
Konica Minolta, Inc.	13,500	137,305
NEC Corp.	79,000	232,298
NetApp, Inc.	7,090	251,411
Ricoh Co., Ltd.	21,000	228,881
SanDisk Corp.	5,010	318,736
Seagate Technology plc	7,240	376,697
Seiko Epson Corp.	5,600	99,456
Western Digital Corp.	4,880	444,129

		22,747,200

Total Information Technology		100,271,196

Materials (1.9%)
Chemicals (1.1%)
Air Liquide S.A.	10,467	1,346,370
Air Products and Chemicals, Inc.	4,295	649,748
Air Water, Inc.	5,000	89,446
Airgas, Inc.	1,475	156,512
Akzo Nobel N.V.	7,454	564,304
Arkema S.A.	1,991	157,152
Asahi Kasei Corp.	38,000	363,592
BASF SE	27,892	2,775,428
CF Industries Holdings, Inc.	1,146	325,097
Croda International plc	4,124	167,399
Daicel Corp.	8,000	95,518
Dow Chemical Co.	24,985	1,198,780
E.I. du Pont de Nemours & Co.	20,365	1,455,487
Eastman Chemical Co.	3,320	229,943
Ecolab, Inc.	6,020	688,568
EMS-Chemie Holding AG (Registered)	249	101,287
FMC Corp.	2,950	168,887
Fuchs Petrolub SE (Preference)(q)	2,111	84,492
Givaudan S.A. (Registered)*	281	507,374
Hitachi Chemical Co., Ltd.	3,200	68,496
Incitec Pivot Ltd.	50,258	155,338
International Flavors & Fragrances, Inc.	1,795	210,733
Israel Chemicals Ltd.	13,512	96,060
Israel Corp., Ltd.	82	28,559
Johnson Matthey plc	6,223	312,216
JSR Corp.	5,400	93,680
K+S AG (Registered)	5,231	171,063
Kaneka Corp.	8,000	56,381
Kansai Paint Co., Ltd.	7,148	130,019
Koninklijke DSM N.V.	5,234	292,434
Kuraray Co., Ltd.	10,500	142,344
Lanxess AG	2,780	148,322
Linde AG	5,641	1,150,026
LyondellBasell Industries N.V., Class A	9,466	831,115
Mitsubishi Chemical Holdings Corp.	41,000	238,588
Mitsubishi Gas Chemical Co., Inc.	11,000	54,278
Mitsui Chemicals, Inc.	24,000	77,130
Monsanto Co.	11,670	1,313,342
Mosaic Co.	7,075	325,874
Nippon Paint Holdings Co., Ltd.	5,000	183,151
Nitto Denko Corp.	4,800	320,898
Novozymes A/S, Class B	7,269	332,453
Orica Ltd.	11,319	171,767
PPG Industries, Inc.	3,105	700,302
Praxair, Inc.	6,530	788,432
Sherwin-Williams Co.	1,865	530,593
Shin-Etsu Chemical Co., Ltd.	12,500	817,117
Sigma-Aldrich Corp.	2,660	367,745
Sika AG	66	236,120
Solvay S.A.	1,801	260,490
Sumitomo Chemical Co., Ltd.	45,000	231,697
Symrise AG	3,745	236,875
Syngenta AG (Registered)	2,823	960,195
Taiyo Nippon Sanso Corp.	4,000	54,611
Teijin Ltd.	28,000	95,135
Toray Industries, Inc.	44,000	368,931
Umicore S.A.	2,891	120,564
Yara International ASA	5,453	277,456

		24,075,914

Construction Materials (0.1%)
Boral Ltd.	23,769	115,531
CRH plc	24,742	644,201
Fletcher Building Ltd.	20,888	131,350
HeidelbergCement AG	4,280	339,568
Holcim Ltd. (Registered)*	6,953	519,453
Imerys S.A.	1,042	76,559
James Hardie Industries plc (CDI)	13,639	157,706
Lafarge S.A.	5,673	367,888
Martin Marietta Materials, Inc.	1,397	195,301
Taiheiyo Cement Corp.	35,000	107,055
Vulcan Materials Co.	2,910	245,313

		2,899,925

Containers & Packaging (0.1%)
Amcor Ltd.	36,644	390,980
Avery Dennison Corp.	2,080	110,053
Ball Corp.	3,090	218,277
MeadWestvaco Corp.	3,740	186,514
Owens-Illinois, Inc.*	3,650	85,118
Rexam plc	21,387	183,497
Sealed Air Corp.	4,685	213,449
Toyo Seikan Group Holdings Ltd.	4,965	72,822

		1,460,710

Metals & Mining (0.6%)
Alcoa, Inc.	26,160	337,987
Allegheny Technologies, Inc.	2,415	72,474

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Alumina Ltd.	76,696	$93,548
Anglo American plc	42,413	631,191
Antofagasta plc	11,975	129,141
ArcelorMittal S.A.	30,344	285,471
BHP Billiton Ltd.	97,531	2,271,440
BHP Billiton plc	64,139	1,392,569
Boliden AB	8,306	164,926
Fortescue Metals Group Ltd.	47,279	70,055
Freeport-McMoRan, Inc.	23,120	438,124
Fresnillo plc	6,713	67,764
Glencore plc*	337,754	1,421,940
Hitachi Metals Ltd.	6,000	92,265
Iluka Resources Ltd.	12,714	81,911
JFE Holdings, Inc.	14,900	329,230
Kobe Steel Ltd.	94,000	173,751
Maruichi Steel Tube Ltd.	1,400	33,190
Mitsubishi Materials Corp.	33,000	111,052
Newcrest Mining Ltd.*	23,277	235,959
Newmont Mining Corp.	11,095	240,872
Nippon Steel & Sumitomo Metal Corp.	230,145	580,080
Norsk Hydro ASA	40,839	214,489
Nucor Corp.	7,065	335,799
Randgold Resources Ltd.	2,674	185,553
Rio Tinto Ltd.	13,233	573,682
Rio Tinto plc	38,644	1,578,686
Sumitomo Metal Mining Co., Ltd.	16,000	234,215
ThyssenKrupp AG	13,749	361,028
voestalpine AG	3,404	124,441
Yamato Kogyo Co., Ltd.	1,200	29,033

		12,891,866

Paper & Forest Products (0.0%)
International Paper Co.	9,495	526,878
Oji Holdings Corp.	24,000	98,344
Stora Enso Oyj, Class R	16,714	172,200
UPM-Kymmene Oyj	16,208	315,564

		1,112,986

Total Materials		42,441,401

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	115,391	3,767,516
Belgacom S.A.	4,619	161,759
Bezeq Israeli Telecommunication Corp., Ltd.	58,252	108,538
BT Group plc	247,297	1,602,198
CenturyLink, Inc.	12,679	438,059
Deutsche Telekom AG (Registered)	96,414	1,765,426
Elisa Oyj	4,319	108,626
Frontier Communications Corp.	22,290	157,145
HKT Trust & HKT Ltd.	80,477	103,469
Iliad S.A.	794	185,505
Inmarsat plc	12,933	177,432
Koninklijke KPN N.V.	97,257	329,117
Level 3 Communications, Inc.*	6,204	334,023
Nippon Telegraph & Telephone Corp.	11,359	699,956
Orange S.A.	56,308	905,927
PCCW Ltd.	124,000	75,563
Singapore Telecommunications Ltd.	242,000	771,400
Spark New Zealand Ltd.	55,717	123,699
Swisscom AG (Registered)	708	411,239
TDC A/S	24,658	176,634
Telecom Italia S.p.A.*	306,810	359,704
Telecom Italia S.p.A. (RNC)	182,998	172,101
Telefonica Deutschland Holding AG*	18,066	104,430
Telefonica S.A.	127,937	1,820,500
Telenor ASA	22,797	460,738
TeliaSonera AB	78,896	501,370
Telstra Corp., Ltd.	129,942	623,603
TPG Telecom Ltd.	8,437	58,658
Verizon Communications, Inc.	92,225	4,484,722
Vivendi S.A.*	36,856	916,365
Windstream Holdings, Inc.	13,405	99,197

		22,004,619

Wireless Telecommunication Services (0.3%)
KDDI Corp.	37,440	848,245
Millicom International Cellular S.A. (SDR)	2,008	145,215
NTT DOCOMO, Inc.	46,394	806,094
SoftBank Corp.	29,200	1,697,382
StarHub Ltd.	17,924	56,813
Tele2 AB, Class B	9,691	115,878
Vodafone Group plc	805,009	2,630,804

		6,300,431

Total Telecommunication Services		28,305,050

Utilities (1.2%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,850	610,312
AusNet Services	52,008	57,728
Cheung Kong Infrastructure Holdings Ltd.	19,000	163,177
Chubu Electric Power Co., Inc.	19,600	234,193
Chugoku Electric Power Co., Inc.	9,000	117,389
CLP Holdings Ltd.	57,500	502,111
Contact Energy Ltd.	11,135	49,749
Duke Energy Corp.	15,739	1,208,440
Edison International	7,245	452,595
EDP - Energias de Portugal S.A.	70,325	263,372
Electricite de France S.A.	7,343	176,371
Endesa S.A.	9,646	186,011
Enel S.p.A.	199,890	900,366
Entergy Corp.	3,970	307,635
Eversource Energy	7,020	354,650
Exelon Corp.	19,100	641,951
FirstEnergy Corp.	9,330	327,110
Fortum Oyj	13,489	282,750
Hokuriku Electric Power Co.	5,100	67,592
Iberdrola S.A.	156,633	1,009,418
Kansai Electric Power Co., Inc.*	21,400	204,360
Kyushu Electric Power Co., Inc.	13,000	126,132
Mighty River Power Ltd.	21,257	49,192
NextEra Energy, Inc.	9,690	1,008,245
Pepco Holdings, Inc.	5,580	149,711
Pinnacle West Capital Corp.	2,440	155,550
Power Assets Holdings Ltd.	42,000	428,950
PPL Corp.	14,750	496,485
Red Electrica Corporacion S.A.	3,287	266,696
Shikoku Electric Power Co., Inc.*	5,400	66,565
Southern Co.	19,905	881,393
SSE plc	29,987	666,045
Terna Rete Elettrica Nazionale S.p.A.	45,779	201,558

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tohoku Electric Power Co., Inc.	13,800	$156,988
Tokyo Electric Power Co., Inc.*	43,900	166,386
Xcel Energy, Inc.	11,240	391,264

		13,328,440

Gas Utilities (0.1%)
AGL Resources, Inc.	2,643	131,225
APA Group	33,840	233,101
Enagas S.A.	6,163	176,385
Gas Natural SDG S.A.	10,636	238,772
Hong Kong & China Gas Co., Ltd.	191,060	441,708
Osaka Gas Co., Ltd.	57,000	238,683
Snam S.p.A.	63,783	308,949
Toho Gas Co., Ltd.	12,633	73,748
Tokyo Gas Co., Ltd.	70,000	440,856

		2,283,427

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,780	189,923
Electric Power Development Co., Ltd.	4,400	148,455
Enel Green Power S.p.A.	53,143	99,328
Meridian Energy Ltd.	26,871	40,633
NRG Energy, Inc.	7,470	188,169

		666,508

Multi-Utilities (0.5%)
AGL Energy Ltd.	20,444	236,288
Ameren Corp.	5,370	226,614
CenterPoint Energy, Inc.	9,540	194,711
Centrica plc	150,934	566,136
CMS Energy Corp.	6,075	212,078
Consolidated Edison, Inc.	6,480	395,280
Dominion Resources, Inc.	12,940	917,058
DTE Energy Co.	3,910	315,498
E.ON SE	60,766	905,384
GDF Suez S.A.	43,963	869,916
Integrys Energy Group, Inc.	1,765	127,115
National Grid plc	114,311	1,461,468
NiSource, Inc.	6,995	308,899
PG&E Corp.	10,485	556,439
Public Service Enterprise Group, Inc.	11,225	470,552
RWE AG	14,862	379,995
SCANA Corp.	3,120	171,569
Sempra Energy	5,170	563,633
Suez Environnement Co. S.A.	9,023	154,942
TECO Energy, Inc.	5,175	100,395
Veolia Environnement S.A.	12,807	242,439
Wisconsin Energy Corp.	4,970	246,015

		9,622,424

Water Utilities (0.0%)
Severn Trent plc	7,277	222,178
United Utilities Group plc	20,708	286,544

		508,722

Total Utilities		26,409,521

Total Common Stocks (36.2%) (Cost $691,081,274)		804,742,046

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (15.2%)
SPDR® S&P 500 ETF Trust (Cost $294,391,438)	1,638,007	338,133,785

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (26.4%)
U.S. Government Agencies (2.6%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	107,102
5.000%, 11/17/17	6,720,000	7,452,721
Federal Home Loan Mortgage Corp.
0.500%, 4/17/15	1,060,000	1,060,112
2.000%, 8/25/16	1,135,000	1,158,585
0.750%, 1/12/18	970,000	965,717
0.875%, 3/7/18	2,130,000	2,124,797
3.750%, 3/27/19	3,030,000	3,322,079
2.375%, 1/13/22	4,363,000	4,508,154
Federal National Mortgage Association
0.500%, 5/27/15	5,050,000	5,051,035
0.500%, 3/30/16	19,360,000	19,402,573
1.250%, 1/30/17	1,070,000	1,085,128
1.125%, 4/27/17	1,045,000	1,054,724
0.875%, 12/20/17	960,000	959,545
1.625%, 11/27/18	4,460,000	4,528,023
1.750%, 6/20/19	4,859,000	4,936,871

		57,717,166

U.S. Treasuries (23.8%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,550,141
U.S. Treasury Notes
0.375%, 2/15/16	4,840,000	4,844,774
2.125%, 2/29/16	7,820,000	7,951,161
2.375%, 3/31/16	18,470,000	18,848,960
0.375%, 5/31/16	3,032,000	3,032,947
1.500%, 6/30/16	16,352,000	16,578,516
3.250%, 7/31/16	1,285,000	1,333,884
1.000%, 8/31/16	23,070,000	23,256,431
3.000%, 8/31/16	990,000	1,026,168
1.000%, 9/30/16	33,335,000	33,614,801
3.000%, 9/30/16	1,445,000	1,500,203
1.000%, 10/31/16	885,000	892,536
3.125%, 10/31/16	710,000	739,901
0.875%, 1/31/17	1,375,000	1,383,708
3.125%, 1/31/17	1,327,100	1,389,820
0.875%, 2/28/17	845,000	850,186
3.000%, 2/28/17	735,000	769,238
3.250%, 3/31/17	10,540,000	11,099,320
2.750%, 5/31/17	505,000	527,932
2.500%, 6/30/17	520,000	541,374
0.500%, 7/31/17	1,670,000	1,663,607
2.375%, 7/31/17	2,114,100	2,197,012
4.750%, 8/15/17	1,974,000	2,162,629
1.875%, 8/31/17	2,110,000	2,168,725
0.750%, 10/31/17	3,870,000	3,868,791
1.875%, 10/31/17	3,710,000	3,815,431
2.250%, 11/30/17	4,910,000	5,098,297
0.750%, 12/31/17	2,475,000	2,469,803
2.750%, 12/31/17	5,365,000	5,647,081
2.625%, 1/31/18	5,365,000	5,629,949
3.500%, 2/15/18	1,150,000	1,235,980
2.750%, 2/28/18	5,920,000	6,238,200
2.875%, 3/31/18	2,420,000	2,560,710
1.000%, 5/31/18	9,955,000	9,964,333
1.375%, 6/30/18	11,675,000	11,817,289
2.375%, 6/30/18	5,250,000	5,480,354
1.375%, 7/31/18	7,780,000	7,869,956
1.500%, 8/31/18	37,850,000	38,423,662

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 9/30/18	$2,115,000	$2,136,811
3.750%, 11/15/18	1,735,000	1,898,470
1.250%, 11/30/18	7,720,000	7,756,263
1.375%, 12/31/18	3,045,000	3,070,930
1.375%, 2/28/19	3,805,000	3,832,906
1.500%, 3/31/19	22,355,000	22,628,762
3.125%, 5/15/19	39,763,000	42,769,687
3.625%, 8/15/19	51,867,000	57,036,983
1.500%, 11/30/19	16,945,000	17,070,598
1.250%, 1/31/20	8,450,000	8,404,284
3.625%, 2/15/20	1,905,000	2,109,825
1.125%, 3/31/20	17,292,000	17,081,084
2.625%, 11/15/20	3,790,000	4,014,587
3.625%, 2/15/21	1,750,000	1,952,771
3.125%, 5/15/21	2,430,000	2,644,523
2.125%, 8/15/21	2,355,000	2,423,258
2.000%, 11/15/21	1,585,000	1,617,629
2.000%, 2/15/22	2,415,000	2,464,055
1.750%, 5/15/22	2,015,000	2,019,546
1.625%, 8/15/22	4,960,000	4,917,956
1.625%, 11/15/22	2,585,000	2,558,973
2.000%, 2/15/23	4,365,000	4,434,269
1.750%, 5/15/23	6,680,000	6,640,729
2.500%, 8/15/23	8,760,000	9,215,793
2.750%, 11/15/23	11,415,000	12,237,905
2.750%, 2/15/24	17,216,000	18,442,640
2.375%, 8/15/24	13,500,000	14,029,848
2.250%, 11/15/24	2,390,000	2,456,402

		527,911,297

Total Long-Term Debt Securities (26.4%) (Cost $578,608,647)		585,628,463

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	189,302	27,275
Banco de Sabadell S.A., expiring 4/17/15*	103,874	26,359

Total Financials		53,634

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Telefonica S.A., expiring 4/12/15*	127,937	20,635

Total Telecommunication Services		20,635

Total Rights (0.0%) (Cost $—)		74,269

Total Investments (77.8%) (Cost $1,564,081,359)		1,728,578,563
Other Assets Less Liabilities (22.2%)		494,616,265

Net Assets (100%)		$2,223,194,828

*	Non-income producing.

†	Securities (totaling $64,655 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $387,411 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.2
Bermuda	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.7
Germany	1.7
Hong Kong	0.6
Ireland	0.4
Israel	0.1
Italy	0.4
Japan	3.9
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.6
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.8
United Kingdom	3.3
United States	59.7
Cash and Other	22.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	225	June-15	$28,872,333	$29,003,906	$131,573
E-Mini MSCI EAFE Index	1,699	June-15	153,666,397	155,450,005	1,783,608
Russell 1000 Mini Index	800	June-15	96,683,505	99,912,000	3,228,495
S&P 500 E-Mini Index	19	June-15	1,932,704	1,957,760	25,056
S&P MidCap 400 E-Mini Index	656	June-15	96,738,325	99,698,880	2,960,555
U.S. Long Bond	11	June-15	1,764,751	1,802,625	37,874
U.S. Ultra Bond	294	June-15	50,253,443	49,943,250	(310,193)

					$7,856,968

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/18/15	BNP Paribas	2,795	$2,149,609	$2,119,558	$30,051
Australian Dollar vs. U.S. Dollar, expiring 6/18/15	Royal Bank of Scotland	39,890	30,454,819	30,250,155	204,664
British Pound vs. U.S. Dollar, expiring 6/18/15	Barclays Bank plc	10,819	15,958,350	16,040,381	(82,031)
British Pound vs. U.S. Dollar, expiring 6/18/15	Royal Bank of Scotland	34,770	52,427,631	51,550,424	877,207
European Union Euro vs. U.S. Dollar, expiring 6/18/15	Bank of America	5,042	5,394,476	5,427,197	(32,721)
European Union Euro vs. U.S. Dollar, expiring 6/18/15	Bank of America	18,994	21,565,769	20,445,097	1,120,672
European Union Euro vs. U.S. Dollar, expiring 6/18/15	Brown Brothers Harriman & Co.	3,555	3,926,640	3,826,594	100,046
European Union Euro vs. U.S. Dollar, expiring 6/18/15	Citibank N.A.	37,600	42,906,601	40,472,552	2,434,049
European Union Euro vs. U.S. Dollar, expiring 6/18/15	UBS AG	30,304	32,640,893	32,619,154	21,739
Japanese Yen vs. U.S. Dollar, expiring 6/18/15	Barclays Bank plc	2,841,660	23,574,747	23,719,276	(144,529)
Japanese Yen vs. U.S. Dollar, expiring 6/18/15	BNP Paribas	470,812	3,925,576	3,929,858	(4,282)
Japanese Yen vs. U.S. Dollar, expiring 6/18/15	Royal Bank of Scotland	3,862,635	31,904,542	32,241,333	(336,791)
Swedish Krona vs. U.S. Dollar, expiring 6/18/15	Goldman Sachs & Co.	97,931	11,466,981	11,385,324	81,657
Swiss Franc vs. U.S. Dollar, expiring 6/18/15	Royal Bank of Scotland	12,119	12,212,093	12,510,675	(298,582)

					$3,971,149

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,995,713	$50,648,152	$9,226	$102,653,091
Consumer Staples	39,761,695	43,622,115	—	83,383,810
Energy	33,043,753	20,153,655	—	53,197,408
Financials	66,480,232	102,446,802	55,429	168,982,463
Health Care	61,099,369	45,059,320	—	106,158,689
Industrials	42,940,879	49,998,538	—	92,939,417
Information Technology	80,998,115	19,273,081	—	100,271,196
Materials	13,147,317	29,294,084	—	42,441,401
Telecommunication Services	8,378,318	19,926,732	—	28,305,050
Utilities	12,300,514	14,109,007	—	26,409,521
Forward Currency Contracts	—	4,870,085	—	4,870,085
Futures	8,167,161	—	—	8,167,161
Government Securities
U.S. Government Agencies	—	57,717,166	—	57,717,166
U.S. Treasuries	—	527,911,297	—	527,911,297
Investment Companies
Exchange Traded Funds (ETFs)	338,133,785	—	—	338,133,785
Rights
Financials	—	53,634	—	53,634
Telecommunication Services	—	20,635	—	20,635

Total Assets	$756,446,851	$985,104,303	$64,655	$1,741,615,809

Liabilities:
Forward Currency Contracts	$—	$(898,936)	$—	$(898,936)
Futures	(310,193)	—	—	(310,193)

Total Liabilities	$(310,193)	$(898,936)	$—	$(1,209,129)

Total	$756,136,658	$984,205,367	$64,655	$1,740,406,680

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,969,609
Aggregate gross unrealized depreciation	(19,290,459)

Net unrealized appreciation	$163,679,150

Federal income tax cost of investments	$1,564,899,413

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.4%)
Asset-Backed Securities (8.7%)
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19		$3,599,000	$3,615,529
American Express Credit Account Master Trust,
Series 2012-3 A
0.325%, 3/15/18(l)		1,529,000	1,528,661
Series 2014-2 A
1.260%, 1/15/20		3,121,000	3,131,734
AmeriCredit Automobile Receivables Trust,
Series 2011-1 D
4.260%, 2/8/17		4,595,000	4,626,379
Series 2011-3 D
4.040%, 7/10/17		3,520,000	3,578,601
Series 2012-3 A3
0.960%, 1/9/17		1,258	1,258
Series 2013-3 A3
0.920%, 4/9/18		24,420	24,440
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		1,776,111	1,772,922
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1
0.225%, 11/15/19(l)		4,810,000	4,790,051
Chrysler Capital Auto Receivables Trust,
Series 2014-BA A2
0.690%, 9/15/17§		6,030,000	6,030,469
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§		2,211,033	2,215,722
Series 2014-VT1 A2
0.860%, 5/22/17(b)§		4,005,000	4,003,380
CNH Capital Canada Receivables Trust,
Series 2014-1A A1
1.388%, 3/15/17(b)§	CAD	885,136	698,996
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18		$40,332	40,318
Series 2014-B A4
1.610%, 5/17/21		3,386,769	3,402,630
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		2,117,084	2,121,557
Series 2014-B A
1.110%, 11/15/18§		2,230,727	2,224,325
Discover Card Execution Note Trust,
Series 2014-A1 A1
0.605%, 7/15/21(l)		2,095,000	2,097,859
Series 2015-A1 A1
0.525%, 8/17/20(l)		5,326,000	5,331,550
Drive Auto Receivables Trust,
Series 2015-AA A2
1.010%, 11/15/17(b)§		3,622,000	3,621,988
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§		801,197	801,229
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18(b)§		591,807	592,951
Series 2014-2A A
1.060%, 8/15/18(b)§		1,029,531	1,026,884
First National Master Note Trust,
Series 2013-2 A
0.705%, 10/15/19(l)		1,979,000	1,984,057
Ford Auto Securitization Trust,
Series 2014-R2A A1
1.353%, 3/15/16(b)†	CAD	840,386	663,610
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1
1.200%, 2/15/19		$2,522,000	2,528,303
Series 2015-2 A2
0.745%, 1/15/22(l)		3,123,000	3,125,977
GE Dealer Floorplan Master Note Trust,
Series 2015-1 A
0.676%, 1/20/20(l)		5,548,000	5,548,007
GE Equipment Small Ticket LLC,
Series 2014-1A A2
0.590%, 8/24/16§		3,721,925	3,721,860
GM Financial Automobile Leasing Trust,
Series 2015-1 A2
1.100%, 12/20/17		5,653,600	5,653,837
Gracechurch Card Funding plc,
Series 2012-4A A
0.875%, 6/15/17(l)§		4,735,000	4,738,112
Harley-Davidson Motorcycle Trust,
Series 2014-1 A3
1.100%, 9/15/19		7,220,000	7,232,762
Series 2015-1 A3
1.410%, 6/15/20		2,621,000	2,622,906
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.725%, 12/10/27(l)§		4,709,498	4,713,836
Series 2014-1 A
0.575%, 4/10/28(l)§		6,305,000	6,305,000
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§		4,030,000	4,030,122
Hyundai Auto Receivables Trust,
Series 2015-A A2
0.680%, 10/16/17		4,417,000	4,414,599
Navistar Financial Dealer Note Master Owner Trust II,
Series 2014-1 A
0.921%, 10/25/19(l)§		3,627,000	3,627,011
Nissan Master Owner Trust Receivables,
Series 2012-A A
0.645%, 5/15/17(l)		33,000	33,009
Santander Drive Auto Receivables Trust,
Series 2014-2 A3
0.800%, 4/16/18		5,420,000	5,417,885
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22		5,784,000	5,875,512
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		5,120,000	5,116,831
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19(b)§		4,982,000	4,999,828
World Financial Network Credit Card Master Trust,
Series 2014-A A
0.555%, 12/15/19(l)		2,315,000	2,319,264

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
World Omni Auto Receivables Trust,
Series 2013-B A3
0.830%, 8/15/18	$2,776,000	$2,777,863

		144,729,624

Non-Agency CMO (4.7%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	4,357,846	4,725,666
Carefree Portfolio Trust,
Series 2014-CARE A
1.495%, 11/15/19(l)§	2,329,000	2,334,858
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.768%, 3/15/49(l)	6,485	6,733
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	1,027,170	1,072,418
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	379,884	382,751
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,183,699
Series 2012-LC4 A1
1.156%, 12/10/44	51,354	51,369
Series 2014-SAVA A
1.325%, 6/15/34(l)§	2,931,703	2,927,266
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§	3,675,397	3,738,283
Series 2011-LC2A A2
3.386%, 7/10/44§	3,689,739	3,776,201
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.978%, 12/5/31(l)§	589,257	587,404
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04 2M1
2.274%, 11/25/24(l)	4,347,252	4,397,306
Series 2015-C01 1M1
1.674%, 2/25/25(l)	2,859,066	2,876,939
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.024%, 4/25/24(l)	3,981,650	3,973,376
Series 2014-HQ1 M1
1.824%, 8/25/24(l)	5,965,978	6,008,744
Series 2014-HQ2 M1
1.624%, 9/25/24(l)	2,655,652	2,667,037
Series 2014-HQ3 M1
1.824%, 10/25/24(l)	5,911,165	5,938,879
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39	1,529,023	1,615,411
GS Mortgage Securities Corp. II,
Series 2012-GC6 A1
1.282%, 1/10/45	263,800	264,592
Series 2013-GC14 A1
1.217%, 8/10/46	3,038,592	3,041,352
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§	663,268	672,592
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	168,679	169,205
Series 2007-CB18 A4
5.440%, 6/12/47	1,434,526	1,513,954
Series 2010-C1 A1
3.853%, 6/15/43§	462,770	463,364
Series 2012-C6 A2
2.206%, 5/15/45	4,700,000	4,782,594
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1
1.085%, 7/15/45	17,476	17,439
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	11,646	12,258
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	31,031	32,432
Series 2006-4 A3
5.172%, 12/12/49	574,733	604,967
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1
0.738%, 2/15/46	68,235	68,067
Series 2013-C8 A1
0.777%, 12/15/48	110,211	109,654
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.796%, 8/12/45(l)§	787,408	842,976
PFP III Ltd.,
Series 2014-1 A
1.345%, 6/14/31(l)§	3,001,739	3,006,467
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.227%, 4/15/32(l)§	1,865,000	1,854,095
Starwood Retail Property Trust,
Series 2014-STAR A
1.392%, 11/15/27(l)§	2,841,906	2,845,276
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A
6.009%, 6/15/45(l)	1,807,786	1,889,869
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.349%, 3/23/45(l)§	1,115,831	1,140,130
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	89,768	90,086
Series 2012-C6 A1
1.081%, 4/15/45	1,448,020	1,450,665
Series 2012-C9 A1
0.673%, 11/15/45	68,251	67,952
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,951,025

		78,155,351

Total Asset-Backed and Mortgage-Backed Securities		222,884,975

Corporate Bonds (7.1%)
Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	141,752

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.3%)
Comcast Corp.
5.900%, 3/15/16	$559,000	$586,367
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 3/15/17	695,000	707,310
NBCUniversal Enterprise, Inc.
0.790%, 4/15/16(b)(l)§	2,829,000	2,836,338
0.938%, 4/15/18(l)§	306,000	307,633
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	139,808
Time Warner, Inc.
5.875%, 11/15/16	267,000	287,486
Walt Disney Co.
1.350%, 8/16/16	515,000	520,486

		5,385,428

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	102,707
Nordstrom, Inc.
6.250%, 1/15/18	123,000	138,711

		241,418

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	496,000	517,996
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	112,268

		630,264

Total Consumer Discretionary		6,398,862

Consumer Staples (0.2%)
Beverages (0.1%)
Coca-Cola Co.
1.500%, 11/15/15	395,000	397,563
Diageo Capital plc
5.750%, 10/23/17	92,000	102,069
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	350,450

		850,082

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	100,525
CVS Health Corp.
3.250%, 5/18/15	46,000	46,158
6.125%, 8/15/16	89,000	95,045
5.750%, 6/1/17	57,000	62,690
Kroger Co.
3.900%, 10/1/15	61,000	61,890
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	130,741

		497,049

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	32,146
General Mills, Inc.
5.700%, 2/15/17	925,000	1,001,854
Ingredion, Inc.
3.200%, 11/1/15	31,000	31,382
Kellogg Co.
4.450%, 5/30/16	230,000	239,499
Mondelez International, Inc.
4.125%, 2/9/16	176,000	180,784

		1,485,665

Household Products (0.0%)
Clorox Co.
3.550%, 11/1/15	31,000	31,532
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,185
Procter & Gamble Co.
1.800%, 11/15/15	485,000	489,101
4.850%, 12/15/15	92,000	94,846

		633,664

Total Consumer Staples		3,466,460

Energy (0.1%)
Energy Equipment & Services (0.0%)
Transocean, Inc.
4.950%, 11/15/15	62,000	63,085

Oil, Gas & Consumable Fuels (0.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	270,878
BP Capital Markets plc
3.125%, 10/1/15	115,000	116,439
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	328,821
EnCana Corp.
5.900%, 12/1/17	31,000	34,869
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	86,109
EOG Resources, Inc.
6.875%, 10/1/18	31,000	36,419
Marathon Oil Corp.
5.900%, 3/15/18	71,000	79,271
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	102,139
Nexen Energy ULC
6.200%, 7/30/19	25,000	28,597
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	80,005
1.750%, 2/15/17	495,000	501,618
Petrobras Global Finance B.V.
3.875%, 1/27/16	95,000	93,193
5.875%, 3/1/18	92,000	88,090
7.875%, 3/15/19	92,000	93,653
Total Capital S.A.
2.300%, 3/15/16	330,000	335,518

		2,275,619

Total Energy		2,338,704

Financials (4.6%)
Banks (3.3%)
Bank of America Corp.
6.500%, 8/1/16	215,000	229,461
5.625%, 10/14/16	399,000	425,267
5.420%, 3/15/17	1,000,000	1,068,140
Bank of Montreal
2.500%, 1/11/17	530,000	545,270
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,277,595
BB&T Corp.
3.950%, 4/29/16	46,000	47,588

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
BNP Paribas S.A.
3.600%, 2/23/16	$465,000	$476,302
Branch Banking & Trust Co.
0.692%, 12/1/16(l)	3,605,000	3,612,466
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,258,307
Citigroup, Inc.
0.963%, 11/24/17(l)	4,105,000	4,099,898
Fifth Third Bancorp
3.625%, 1/25/16	475,000	485,707
JPMorgan Chase & Co.
2.600%, 1/15/16	750,000	760,504
3.150%, 7/5/16	1,065,000	1,093,472
0.777%, 2/15/17(l)	3,155,000	3,161,126
KeyBank N.A./Ohio
0.752%, 11/25/16(l)	3,360,000	3,362,467
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	166,344
Mizuho Bank Ltd.
0.684%, 4/16/17(b)(l)§	6,315,000	6,306,122
0.717%, 9/25/17(l)§	8,670,000	8,648,751
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	536,466
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,096,019
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,682,271
PNC Funding Corp.
5.625%, 2/1/17	510,000	549,383
Royal Bank of Canada
2.625%, 12/15/15	380,000	385,612
SunTrust Banks, Inc./Georgia
0.698%, 2/15/17(l)	3,670,000	3,666,833
7.250%, 3/15/18	154,000	176,437
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	536,970
U.S. Bancorp/Minnesota
2.450%, 7/27/15	465,000	468,250
0.748%, 11/15/18(l)	3,195,000	3,213,719
Wells Fargo & Co.
3.676%, 6/15/16(e)	711,000	735,838
Westpac Banking Corp.
3.000%, 8/4/15	35,000	35,314

		55,107,899

Capital Markets (0.6%)
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	88,494
Deutsche Bank AG/London
3.250%, 1/11/16	145,000	147,709
Goldman Sachs Group, Inc.
3.625%, 2/7/16	1,860,000	1,899,085
5.625%, 1/15/17	750,000	804,010
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,259,016
Morgan Stanley
6.000%, 4/28/15	250,000	250,856
5.375%, 10/15/15	154,000	157,840
5.450%, 1/9/17	539,000	576,347
5.950%, 12/28/17	184,000	203,997
1.875%, 1/5/18	4,112,000	4,135,094
Nomura Holdings, Inc.
4.125%, 1/19/16	900,000	921,829
UBS AG/Connecticut
5.875%, 7/15/16	170,000	180,086

		10,624,363

Consumer Finance (0.5%)
American Express Co.
5.500%, 9/12/16	706,000	750,742
Capital One Financial Corp.
6.150%, 9/1/16	31,000	33,056
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,325,545
HSBC Finance Corp.
5.500%, 1/19/16	195,000	202,011
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,674,239
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	234,314

		8,219,907

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	113,751
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	91,948
5.450%, 2/1/18	31,000	34,494
ORIX Corp.
4.710%, 4/27/15	51,000	51,140
Private Export Funding Corp.
4.950%, 11/15/15	31,000	31,834
Shell International Finance B.V.
3.250%, 9/22/15	120,000	121,603

		444,770

Insurance (0.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	101,174
Aflac, Inc.
3.450%, 8/15/15	31,000	31,321
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	331,333
American International Group, Inc.
5.050%, 10/1/15	246,000	251,638
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	126,684
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	36,225

		878,375

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.500%, 1/15/18	95,000	101,866
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	66,101
Digital Realty Trust LP
4.500%, 7/15/15	61,000	61,171
Duke Realty LP
5.950%, 2/15/17	28,000	30,245
ERP Operating LP
5.125%, 3/15/16	384,000	399,193
HCP, Inc.
3.750%, 2/1/16	95,000	97,206
6.000%, 1/30/17	100,000	108,252
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	142,922

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	$31,000	$33,609

		1,040,565

Total Financials		76,315,879

Health Care (0.8%)
Biotechnology (0.6%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,336,831
1.250%, 5/22/17	6,350,000	6,353,768
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,948,053

		10,638,652

Health Care Equipment & Supplies (0.0%)
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	359,863

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	35,723

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	649,979

Pharmaceuticals (0.1%)
Eli Lilly & Co.
5.200%, 3/15/17	331,000	358,714
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	347,782

		706,496

Total Health Care		12,390,713

Industrials (0.1%)
Aerospace & Defense (0.1%)
Goodrich Corp.
4.875%, 3/1/20	31,000	34,358
L-3 Communications Corp.
3.950%, 11/15/16	840,000	871,974

		906,332

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	55,035	60,057
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	51,935	60,050

		120,107

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,973

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	31,029

Industrial Conglomerates (0.0%)
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	31,414

Road & Rail (0.0%)
CSX Corp.
6.250%, 4/1/15	42,000	42,000
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,294
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	69,179
5.750%, 4/1/18	154,000	173,118
Ryder System, Inc.
3.600%, 3/1/16	61,000	62,422

		378,013

Total Industrials		1,478,868

Information Technology (0.1%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	314,230

IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	384,469
Western Union Co.
5.930%, 10/1/16	310,000	330,330

		714,799

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	495,145

Software (0.0%)
Microsoft Corp.
2.500%, 2/8/16	285,000	290,061
Oracle Corp.
5.250%, 1/15/16	343,000	355,690

		645,751

Total Information Technology		2,169,925

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	64,481
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	201,000	216,018
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,983,668
Monsanto Co.
0.456%, 11/7/16(l)	3,195,000	3,190,103
5.125%, 4/15/18	31,000	34,259
Potash Corp. of Saskatchewan, Inc.
3.750%, 9/30/15	25,000	25,342

		6,513,871

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	328,200
8.125%, 7/15/18	31,000	37,065

		365,265

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	34,014

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	205,000	211,886
5.400%, 3/29/17	61,000	66,271
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	92,000	105,656

		383,813

Total Materials		7,296,963

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.500%, 8/15/15	$717,000	$722,215
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,684,126

		4,406,341

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	198,727

Total Telecommunication Services		4,605,068

Utilities (0.1%)
Electric Utilities (0.1%)
Duke Energy Corp.
3.350%, 4/1/15	31,000	31,000
Duke Energy Florida, Inc.
4.550%, 4/1/20	15,000	16,893
Exelon Corp.
4.900%, 6/15/15	857,000	861,203
Northern States Power Co.
1.950%, 8/15/15	31,000	31,065
PacifiCorp
5.650%, 7/15/18	154,000	173,799
Progress Energy, Inc.
5.625%, 1/15/16	240,000	248,845
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	233,350

		1,596,155

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	166,151

Independent Power and Renewable Electricity Producers (0.0%)
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	226,864

Multi-Utilities (0.0%)
DTE Energy Co.
6.350%, 6/1/16	92,000	97,625
Sempra Energy
6.500%, 6/1/16	181,000	192,576
TECO Finance, Inc.
4.000%, 3/15/16	26,000	26,764

		316,965

Total Utilities		2,306,135

Total Corporate Bonds		118,767,577

Government Securities (79.3%)
Agency CMO (3.4%)
Federal Home Loan Mortgage Corp.
0.475% 8/15/25(l)	90,097	90,483
0.575% 7/15/34(l)	262,132	263,110
0.665% 7/15/37(l)	4,588,273	4,628,488
0.521% 1/15/39(l)	3,373,077	3,348,573
0.675% 2/15/41(l)	209,557	211,063
0.625% 9/15/41(l)	390,048	391,493
0.645% 7/15/42(l)	3,820,910	3,839,076
0.625% 12/15/43(l)	4,269,135	4,277,284
Federal National Mortgage Association
0.624% 6/25/36(l)	263,805	265,579
0.374% 10/27/37(l)	2,037,411	2,003,928
0.854% 12/25/37(l)	307,108	311,773
0.754% 6/25/41(l)	742,490	750,799
0.724% 9/25/41(l)	1,197,557	1,208,130
0.624% 6/25/42(l)	322,300	322,576
0.574% 12/25/43(l)	3,103,146	3,118,213
3.000% 2/25/44	8,645,769	8,974,785
0.491% 8/25/44(l)	12,322,953	12,229,442
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	658,355	661,593
Series 2010-R3 1A
0.735% 12/8/20(l)	8,234,674	8,296,756
Series 2010-R3 2A
0.735% 12/8/20(l)	863,477	869,852
Series 2011-R4 1A
0.551% 3/6/20(l)	885,684	887,344

		56,950,340

Foreign Governments (0.4%)
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,519,850
8.000% 1/15/18(b)	128,000	138,240
5.875% 1/15/19	305,000	336,263
Province of British Columbia
2.850% 6/15/15	46,000	46,248
Province of Nova Scotia
5.125% 1/26/17	92,000	99,505
Province of Ontario
4.950% 11/28/16	184,000	196,617
Republic of Italy
5.250% 9/20/16	399,000	422,644
Republic of Korea
7.125% 4/16/19	154,000	186,024
Republic of Panama
5.200% 1/30/20	462,000	513,975
Republic of Poland
5.000% 10/19/15	307,000	314,049
Republic of South Africa
5.875% 5/30/22	215,000	244,831
State of Israel
5.125% 3/26/19	138,000	156,458
Svensk Exportkredit AB
5.125% 3/1/17	92,000	99,474
United Mexican States
5.625% 1/15/17	338,000	362,927
5.950% 3/19/19	307,000	350,364

		5,987,469

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	22,109
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	67,150
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	79,553
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	31,000	36,167

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	$123,000	$161,204
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	43,407
6.395% 1/1/40	21,000	28,430
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	15,091
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	50,600
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	115,880
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	54,319
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	97,752
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	70,116
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	44,313
6.750% 8/1/49	61,000	91,822
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	38,398
5.750% 7/1/34	77,000	97,837
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	46,000	61,503
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	31,000	42,619
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	50,725
7.055% 4/1/57	61,000	72,331
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	53,492
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	32,263
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	41,547
6.648% 11/15/39	31,000	42,889
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	128,353
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	39,624
North Texas Tollway Authority System, Revenue Bonds, Series 2009B, Class B
6.718% 1/1/49	88,000	131,255
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	72,452
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	69,000	87,289
5.561% 12/1/49	92,000	117,473
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	39,705
6.918% 4/1/40	31,000	43,565
7.043% 4/1/50	61,000	91,783
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2, Class F
6.263% 4/1/49	92,000	131,842
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	61,000	91,861
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	35,064
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	37,115
5.600% 3/15/40	31,000	40,272
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	18,000	22,351
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481% 8/1/39	61,000	78,281
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090% 8/1/33	31,000	37,202
5.140% 8/1/40	31,000	38,821

		2,775,825

Supranational (0.2%)
Asian Development Bank
5.500% 6/27/16	307,000	325,786
Corp. Andina de Fomento
5.750% 1/12/17	154,000	165,742
8.125% 6/4/19	46,000	57,213
European Investment Bank
4.875% 1/17/17	1,379,000	1,481,356
5.125% 5/30/17	399,000	435,500
Inter-American Development Bank
5.125% 9/13/16	107,000	113,988
3.875% 2/14/20	307,000	340,655
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,002,884

		3,923,124

U.S. Government Agencies (28.3%)
Federal Farm Credit Bank
0.125% 4/6/15(l)	51,950,000	51,950,000
0.175% 10/8/15(l)	20,000,000	20,007,000
Federal Home Loan Bank
0.140% 8/24/15	69,645,000	69,627,373
4.750% 12/16/16	154,000	164,937
4.875% 5/17/17	461,000	501,672

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
5.000% 11/17/17	$5,859,000	$6,497,840
5.500% 7/15/36	92,000	128,541
Federal Home Loan Mortgage Corp.
0.500% 4/17/15	4,830,000	4,830,501
4.375% 7/17/15	50,000,000	50,595,005
1.750% 9/10/15	69,700,000	70,139,145
0.420% 9/18/15	6,116,000	6,117,078
4.750% 11/17/15	921,000	946,248
5.500% 7/18/16	307,000	327,068
Federal National Mortgage Association
0.500% 5/27/15	44,170,000	44,181,343
0.500% 7/2/15	21,675,000	21,686,206
2.375% 7/28/15	7,965,000	8,018,049
2.150% 8/4/15	31,000	31,207
2.000% 9/21/15	1,223,000	1,233,157
0.500% 9/28/15	81,545,000	81,618,268
1.875% 10/15/15	61,000	61,527
4.375% 10/15/15	921,000	941,003
0.500% 3/30/16	12,230,000	12,256,894
2.375% 4/11/16	14,705,000	15,009,270
5.000% 2/13/17	307,000	332,112
1.000% 9/20/17	4,587,000	4,602,358

		471,803,802

U.S. Treasuries (46.8%)
U.S. Treasury Notes
0.250% 5/31/15	14,528,000	14,531,902
0.250% 9/15/15	353,828,000	354,035,308
0.375% 1/31/16	239,297,000	239,566,903
0.250% 2/29/16	124,472,000	124,461,669
0.500% 11/30/16	46,435,000	46,450,871

		779,046,653

Total Government Securities		1,320,487,213

Total Long-Term Debt Securities (99.8%)
(Cost $1,661,877,944)		1,662,139,765

Total Investments (99.8%)
(Cost $1,661,877,944)		1,662,139,765
Other Assets Less Liabilities (0.2%)		2,856,633

Net Assets (100%)		$1,664,996,398

†	Security (totaling $663,610 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $107,289,890 or 6.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
2 Year U.S. Treasury Notes	646	June-15	$141,372,581	$141,574,938	$202,357

Sales
10 Year U.S. Treasury Notes	30	June-15	$3,820,269	$3,867,188	$(46,919)
5 Year U.S. Treasury Notes	77	June-15	9,164,089	9,256,242	(92,153)

					$(139,072)

					$63,285

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/15	BNP Paribas	570	$450,127	$448,145	$1,982

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/15	JPMorgan Chase Bank	2,177	$1,728,094	$1,718,725	$9,369

					$11,351

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$144,066,014	$663,610	$144,729,624
Non-Agency CMO	—	78,155,351	—	78,155,351
Corporate Bonds
Consumer Discretionary	—	6,398,862	—	6,398,862
Consumer Staples	—	3,466,460	—	3,466,460
Energy	—	2,338,704	—	2,338,704
Financials	—	76,315,879	—	76,315,879
Health Care	—	12,390,713	—	12,390,713
Industrials	—	1,478,868	—	1,478,868
Information Technology	—	2,169,925	—	2,169,925
Materials	—	7,296,963	—	7,296,963
Telecommunication Services	—	4,605,068	—	4,605,068
Utilities	—	2,306,135	—	2,306,135
Forward Currency Contracts	—	11,351	—	11,351
Futures	202,357	—	—	202,357
Government Securities
Agency CMO	—	56,950,340	—	56,950,340
Foreign Governments	—	5,987,469	—	5,987,469
Municipal Bonds	—	2,775,825	—	2,775,825
Supranational	—	3,923,124	—	3,923,124
U.S. Government Agencies	—	471,803,802	—	471,803,802
U.S. Treasuries	—	779,046,653	—	779,046,653

Total Assets	$202,357	$1,661,487,506	$663,610	$1,662,353,473

Liabilities:
Futures	$(139,072)	$—	$—	$(139,072)

Total Liabilities	$(139,072)	$—	$—	$(139,072)

Total	$63,285	$1,661,487,506	$663,610	$1,662,214,401

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,774,123
Aggregate gross unrealized depreciation	(1,512,302)

Net unrealized appreciation	$261,821

Federal income tax cost of investments	$1,661,877,944

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (0.6%)
American Axle & Manufacturing
Holdings, Inc.*	47,100	$1,216,593
Cooper Tire & Rubber Co.	38,700	1,657,908
Cooper-Standard Holding, Inc.*	8,700	515,040
Dana Holding Corp.	99,600	2,107,536
Dorman Products, Inc.*	19,000	945,250
Drew Industries, Inc.	18,900	1,163,106
Federal-Mogul Holdings Corp.*	10,700	142,417
Fox Factory Holding Corp.*	500	7,670
Gentherm, Inc.*	19,800	1,000,098
Modine Manufacturing Co.*	30,000	404,100
Motorcar Parts of America, Inc.*	10,900	302,911
Remy International, Inc.	18,425	409,219
Shiloh Industries, Inc.*	14,200	199,368
Standard Motor Products, Inc.	18,800	794,488
Superior Industries International, Inc.	11,600	219,588
Tenneco, Inc.*	40,700	2,336,994
Tower International, Inc.*	13,100	348,460

		13,770,746

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	344,412

Distributors (0.2%)
Core-Mark Holding Co., Inc.	13,800	887,616
Pool Corp.	28,700	2,002,112
VOXX International Corp.*	11,600	106,256
Weyco Group, Inc.	5,000	149,500

		3,145,484

Diversified Consumer Services (1.8%)
American Public Education, Inc.*	12,150	364,257
Ascent Capital Group, Inc., Class A*	9,400	374,214
Bridgepoint Education, Inc.*	400	3,860
Bright Horizons Family Solutions, Inc.*	292,679	15,005,652
Capella Education Co.	6,550	424,964
Chegg, Inc.*	38,600	306,870
Grand Canyon Education, Inc.*	382,825	16,576,323
Houghton Mifflin Harcourt Co.*	69,300	1,627,164
ITT Educational Services, Inc.*	2,800	19,012
K12, Inc.*	10,300	161,916
LifeLock, Inc.*	43,900	619,429
Regis Corp.*	26,110	427,160
Sotheby’s, Inc.	38,700	1,635,462
Steiner Leisure Ltd.*	10,300	488,220
Strayer Education, Inc.*	5,800	309,778
Universal Technical Institute, Inc.	6,100	58,560
Weight Watchers International, Inc.*	17,600	123,024

		38,525,865

Hotels, Restaurants & Leisure (3.8%)
Belmond Ltd., Class A*	71,400	876,792
Biglari Holdings, Inc.*	870	360,267
BJ’s Restaurants, Inc.*	18,100	913,145
Bloomin’ Brands, Inc.	49,000	1,192,170
Bob Evans Farms, Inc.	20,200	934,452
Boyd Gaming Corp.*	39,200	556,640
Buffalo Wild Wings, Inc.*	100,656	18,242,893
Caesars Acquisition Co., Class A*	24,700	167,960
Caesars Entertainment Corp.*	24,640	259,459
Carrols Restaurant Group, Inc.*	15,700	130,153
Cheesecake Factory, Inc.	33,300	1,642,689
Churchill Downs, Inc.	9,500	1,092,215
Chuy’s Holdings, Inc.*	6,800	153,204
ClubCorp Holdings, Inc.	5,200	100,672
Cracker Barrel Old Country Store, Inc.	12,100	1,840,894
Del Frisco’s Restaurant Group, Inc.*	15,000	302,250
Denny’s Corp.*	52,112	594,077
Diamond Resorts International, Inc.*	22,500	752,175
DineEquity, Inc.	11,300	1,209,213
Fiesta Restaurant Group, Inc.*	14,300	872,300
Ignite Restaurant Group, Inc.*	2,000	9,700
International Speedway Corp., Class A	21,100	688,071
Interval Leisure Group, Inc.	26,500	694,565
Isle of Capri Casinos, Inc.*	31,200	438,360
Jack in the Box, Inc.	25,000	2,398,000
Krispy Kreme Doughnuts, Inc.*	38,500	769,615
La Quinta Holdings, Inc.*	28,100	665,408
Life Time Fitness, Inc.*	26,900	1,908,824
Marcus Corp.	9,600	204,384
Marriott Vacations Worldwide Corp.	16,300	1,321,115
Monarch Casino & Resort, Inc.*	14,000	267,960
Morgans Hotel Group Co.*	13,600	105,400
Noodles & Co.*	1,600	27,904
Norwegian Cruise Line Holdings Ltd.*	227,938	12,310,931
Papa John’s International, Inc.	18,266	1,129,022
Penn National Gaming, Inc.*	49,900	781,434
Pinnacle Entertainment, Inc.*	39,600	1,429,164
Popeyes Louisiana Kitchen, Inc.*	19,000	1,136,580
Red Robin Gourmet Burgers, Inc.*	9,600	835,200
Ruby Tuesday, Inc.*	15,200	91,352
Ruth’s Hospitality Group, Inc.	15,100	239,788
Scientific Games Corp., Class A*	26,800	280,596
Sonic Corp.	37,500	1,188,750
Speedway Motorsports, Inc.	6,800	154,700
Texas Roadhouse, Inc.	45,100	1,642,993
Vail Resorts, Inc.	22,500	2,326,950
Wyndham Worldwide Corp.	173,015	15,652,667
Zoe’s Kitchen, Inc.*	3,000	99,870

		80,992,923

Household Durables (1.2%)
Beazer Homes USA, Inc.*	12,120	214,766
Cavco Industries, Inc.*	4,800	360,288
Ethan Allen Interiors, Inc.	14,900	411,836
Helen of Troy Ltd.*	18,100	1,474,969
iRobot Corp.*	21,319	695,639
KB Home	55,200	862,224
La-Z-Boy, Inc.	36,000	1,011,960
Libbey, Inc.	13,100	522,821
Lifetime Brands, Inc.	6,600	100,848
M.D.C. Holdings, Inc.	26,900	766,650
M/I Homes, Inc.*	17,100	407,664
Meritage Homes Corp.*	23,900	1,162,496
NACCO Industries, Inc., Class A	1,900	100,681
Ryland Group, Inc.	31,600	1,540,184
Standard Pacific Corp.*	107,100	963,900
Tempur Sealy International, Inc.*	228,990	13,221,883
TRI Pointe Homes, Inc.*	94,175	1,453,120

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Electronics, Inc.*	9,500	$536,180
William Lyon Homes, Class A*	3,700	95,534

		25,903,643

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	13,200	156,156
Blue Nile, Inc.*	4,600	146,464
FTD Cos., Inc.*	11,260	337,124
HomeAway, Inc.*	315,011	9,503,882
HSN, Inc.	19,600	1,337,308
Lands’ End, Inc.*	10,500	376,740
Nutrisystem, Inc.	15,100	301,698
Shutterfly, Inc.*	27,800	1,257,672

		13,417,044

Leisure Products (0.9%)
Arctic Cat, Inc.	3,700	134,384
Brunswick Corp.	55,400	2,850,330
Callaway Golf Co.	47,000	447,910
Marine Products Corp.	27,700	237,389
Polaris Industries, Inc.	96,347	13,594,562
Smith & Wesson Holding Corp.*	43,300	551,209
Sturm Ruger & Co., Inc.	12,800	635,264

		18,451,048

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	13,127	465,877
AMC Networks, Inc., Class A*	207,355	15,891,687
Carmike Cinemas, Inc.*	16,500	554,400
Cinedigm Corp., Class A*	2,200	3,564
Crown Media Holdings, Inc., Class A*	85,400	341,600
Cumulus Media, Inc., Class A*	86,100	212,667
Entercom Communications Corp., Class A*	12,600	153,090
Entravision Communications Corp., Class A	23,700	150,021
EW Scripps Co., Class A*	25,000	711,000
Global Eagle Entertainment, Inc.*	23,900	318,109
Gray Television, Inc.*	29,100	402,162
Harte-Hanks, Inc.	8,200	63,960
Journal Communications, Inc., Class A*	29,300	434,226
Loral Space & Communications, Inc.*	10,400	711,776
Martha Stewart Living Omnimedia, Inc., Class A*	5,400	35,100
McClatchy Co., Class A*	17,800	32,752
MDC Partners, Inc., Class A	30,150	854,753
Media General, Inc.*	34,600	570,554
Meredith Corp.	26,100	1,455,597
National CineMedia, Inc.	36,100	545,110
New Media Investment Group, Inc.	18,700	447,491
New York Times Co., Class A	98,400	1,353,984
Nexstar Broadcasting Group, Inc., Class A	23,600	1,350,392
Rentrak Corp.*	7,700	427,812
Scholastic Corp.	19,500	798,330
Sinclair Broadcast Group, Inc., Class A	49,500	1,554,795
Sizmek, Inc.*	4,900	35,574
Time, Inc.	70,100	1,573,044
World Wrestling Entertainment, Inc., Class A	1,600	22,416

		31,471,843

Multiline Retail (0.1%)
Burlington Stores, Inc.*	18,200	1,081,444
Fred’s, Inc., Class A	25,800	440,922
Tuesday Morning Corp.*	26,500	426,650

		1,949,016

Specialty Retail (4.7%)
American Eagle Outfitters, Inc.	123,500	2,109,380
America’s Car-Mart, Inc.*	3,200	173,600
ANN, Inc.*	29,800	1,222,694
Asbury Automotive Group, Inc.*	20,800	1,728,480
Barnes & Noble, Inc.*	24,600	584,250
Brown Shoe Co., Inc.	29,100	954,480
Buckle, Inc.	20,300	1,037,127
Cabela’s, Inc.*	37,262	2,085,927
Cato Corp., Class A	17,800	704,880
Children’s Place, Inc.	13,045	837,359
Conn’s, Inc.*	15,400	466,312
Destination Maternity Corp.	10,200	153,612
Destination XL Group, Inc.*	40,400	199,576
Express, Inc.*	69,600	1,150,488
Finish Line, Inc., Class A	33,700	826,324
Five Below, Inc.*	378,501	13,463,281
Francesca’s Holdings Corp.*	25,600	455,680
Genesco, Inc.*	14,900	1,061,327
Group 1 Automotive, Inc.	16,800	1,450,344
Guess?, Inc.	39,000	725,010
Haverty Furniture Cos., Inc.	7,800	194,064
Hibbett Sports, Inc.*	19,248	944,307
Lithia Motors, Inc., Class A	14,400	1,431,504
Lumber Liquidators Holdings, Inc.*	19,900	612,522
Mattress Firm Holding Corp.*	7,100	494,444
Men’s Wearhouse, Inc.	34,200	1,785,240
Monro Muffler Brake, Inc.	18,650	1,213,182
Office Depot, Inc.*	332,020	3,054,584
Outerwall, Inc.	13,850	915,762
Pep Boys-Manny, Moe & Jack*	31,700	304,954
Pier 1 Imports, Inc.	69,800	975,804
Rent-A-Center, Inc.	32,800	900,032
Restoration Hardware Holdings, Inc.*	18,600	1,844,934
Select Comfort Corp.*	376,900	12,991,743
Shoe Carnival, Inc.	6,450	189,888
Sonic Automotive, Inc., Class A	27,100	674,790
Stage Stores, Inc.	26,700	611,964
Stein Mart, Inc.	6,800	84,660
Tile Shop Holdings, Inc.*	2,800	33,908
Tilly’s, Inc., Class A*	7,300	114,245
Tractor Supply Co.	186,889	15,896,778
Ulta Salon Cosmetics & Fragrance, Inc.*	136,617	20,608,674
Vitamin Shoppe, Inc.*	22,900	943,251
West Marine, Inc.*	12,100	112,167
Zumiez, Inc.*	16,356	658,329

		98,981,861

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	16,000	974,400
Crocs, Inc.*	69,200	817,252
G-III Apparel Group Ltd.*	12,000	1,351,800
Iconix Brand Group, Inc.*	32,500	1,094,275
Movado Group, Inc.	7,100	202,492
Oxford Industries, Inc.	10,900	822,405
Quiksilver, Inc.*	34,000	62,900
Skechers U.S.A., Inc., Class A*	23,800	1,711,458

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Steven Madden Ltd.*	36,162	$1,374,156
Tumi Holdings, Inc.*	34,600	846,316
Under Armour, Inc., Class A*	149,978	12,110,724
Vera Bradley, Inc.*	5,949	96,552
Wolverine World Wide, Inc.	63,300	2,117,385

		23,582,115

Total Consumer Discretionary		350,536,000

Consumer Staples (2.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,900	1,310,260
National Beverage Corp.*	7,600	185,516

		1,495,776

Food & Staples Retailing (1.6%)
Andersons, Inc.	17,700	732,249
Casey’s General Stores, Inc.	24,050	2,166,905
Diplomat Pharmacy, Inc.*	220,501	7,624,925
Fresh Market, Inc.*	27,200	1,105,408
Ingles Markets, Inc., Class A	7,800	385,944
PriceSmart, Inc.	12,700	1,079,246
SpartanNash Co.	19,320	609,739
Sprouts Farmers Market, Inc.*	481,665	16,969,058
SUPERVALU, Inc.*	127,700	1,485,151
United Natural Foods, Inc.*	31,300	2,411,352
Village Super Market, Inc., Class A	4,100	128,904
Weis Markets, Inc.	6,300	313,488

		35,012,369

Food Products (0.8%)
Alico, Inc.	7,500	384,450
B&G Foods, Inc.	36,100	1,062,423
Boulder Brands, Inc.*	42,200	402,166
Calavo Growers, Inc.	8,400	431,928
Cal-Maine Foods, Inc.	18,200	710,892
Darling Ingredients, Inc.*	111,522	1,562,423
Dean Foods Co.	59,400	981,882
Diamond Foods, Inc.*	15,875	517,049
Farmer Bros Co.*	1,532	37,917
Fresh Del Monte Produce, Inc.	24,600	957,186
J&J Snack Foods Corp.	11,500	1,227,050
Lancaster Colony Corp.	13,000	1,237,210
Landec Corp.*	5,000	69,750
Limoneira Co.	1,200	26,160
Post Holdings, Inc.*	26,100	1,222,524
Sanderson Farms, Inc.	16,000	1,274,400
Seaboard Corp.*	200	826,400
Seneca Foods Corp., Class A*	1,800	53,658
Snyder’s-Lance, Inc.	33,900	1,083,444
Tootsie Roll Industries, Inc.	18,069	612,910
TreeHouse Foods, Inc.*	24,800	2,108,496

		16,790,318

Household Products (0.1%)
Central Garden & Pet Co., Class A*	14,600	155,052
HRG Group, Inc.*	52,800	658,944
WD-40 Co.	10,700	947,378

		1,761,374

Personal Products (0.0%)
Elizabeth Arden, Inc.*	9,400	146,640
Inter Parfums, Inc.	3,700	120,694
Nature’s Sunshine Products, Inc.	12,600	165,312
Nutraceutical International Corp.*	11,800	232,460
Synutra International, Inc.*	21,793	139,475
USANA Health Sciences, Inc.*	3,700	411,144

		1,215,725

Tobacco (0.1%)
Alliance One International, Inc.*	51,000	56,100
Universal Corp.	17,400	820,584
Vector Group Ltd.	47,638	1,046,607

		1,923,291

Total Consumer Staples		58,198,853

Energy (3.2%)
Energy Equipment & Services (1.5%)
Basic Energy Services, Inc.*	19,500	135,135
Bristow Group, Inc.	25,801	1,404,864
C&J Energy Services Ltd.*	34,700	386,211
CARBO Ceramics, Inc.	14,300	436,293
Dawson Geophysical Co.*	6,336	27,055
Era Group, Inc.*	12,300	256,332
Exterran Holdings, Inc.	38,400	1,289,088
FMC Technologies, Inc.*	150,819	5,581,811
Forum Energy Technologies, Inc.*	37,900	742,840
Geospace Technologies Corp.*	9,700	160,147
Gulf Island Fabrication, Inc.	5,400	80,244
Gulfmark Offshore, Inc., Class A	20,900	272,536
Helix Energy Solutions Group, Inc.*	75,800	1,133,968
Hercules Offshore, Inc.*	123,200	51,645
Hornbeck Offshore Services, Inc.*	27,500	517,275
ION Geophysical Corp.*	69,400	150,598
Key Energy Services, Inc.*	117,400	213,668
Matrix Service Co.*	13,300	233,548
McDermott International, Inc.*	150,900	579,456
Natural Gas Services Group, Inc.*	7,600	146,072
Newpark Resources, Inc.*	56,300	512,893
North Atlantic Drilling Ltd.	48,981	56,818
Oceaneering International, Inc.	184,605	9,955,748
Parker Drilling Co.*	77,700	271,173
PHI, Inc. (Non-Voting)*	10,200	306,816
Pioneer Energy Services Corp.*	38,100	206,502
RigNet, Inc.*	8,200	234,438
SEACOR Holdings, Inc.*	14,500	1,010,215
Superior Energy Services, Inc.	244,422	5,460,388
Tesco Corp.	22,900	260,373
TETRA Technologies, Inc.*	42,200	260,796
Vantage Drilling Co.*	79,900	26,167
Willbros Group, Inc.*	7,600	25,156

		32,386,269

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	45,200	146,900
Alpha Natural Resources, Inc.*	38,600	38,596
Amyris, Inc.*	19,300	46,320
Approach Resources, Inc.*	22,500	148,275
Bill Barrett Corp.*	33,000	273,900
Bonanza Creek Energy, Inc.*	20,400	503,064
BPZ Resources, Inc.*	57,100	1,496
Callon Petroleum Co.*	15,100	112,797
Carrizo Oil & Gas, Inc.*	30,800	1,529,220
Clayton Williams Energy, Inc.*	3,400	172,142
Clean Energy Fuels Corp.*	51,400	274,219
Cloud Peak Energy, Inc.*	43,706	254,369
Comstock Resources, Inc.	29,000	103,530
Concho Resources, Inc.*	40,731	4,721,537
Contango Oil & Gas Co.*	10,279	226,138
Delek U.S. Holdings, Inc.	37,700	1,498,575
DHT Holdings, Inc.	55,300	385,994
Diamondback Energy, Inc.*	24,200	1,859,528

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Eclipse Resources Corp.*	18,998	$106,769
Emerald Oil, Inc.*	22,100	16,354
Energy XXI Ltd.	70,151	255,350
EXCO Resources, Inc.	98,100	179,523
Frontline Ltd.*	1,300	2,912
FX Energy, Inc.*	33,100	41,375
GasLog Ltd.	21,300	413,646
Goodrich Petroleum Corp.*	30,700	108,985
Green Plains, Inc.	23,700	676,635
Halcon Resources Corp.*	84,778	130,558
Hallador Energy Co.	15,000	175,350
Laredo Petroleum Holdings, Inc.*	525,387	6,851,046
Magnum Hunter Resources Corp.*	114,600	305,982
Matador Resources Co.*	42,800	938,176
Midstates Petroleum Co., Inc.*	26,300	22,355
Miller Energy Resources, Inc.*	28,400	17,753
Nordic American Tankers Ltd.	41,200	490,692
Northern Oil and Gas, Inc.*	22,500	173,475
Pacific Ethanol, Inc.*	8,200	88,478
Panhandle Oil and Gas, Inc., Class A	7,800	154,362
Parsley Energy, Inc., Class A*	31,700	506,566
PDC Energy, Inc.*	23,300	1,259,132
Penn Virginia Corp.*	37,800	244,944
PetroQuest Energy, Inc.*	23,800	54,740
Resolute Energy Corp.*	45,300	25,522
REX American Resources Corp.*	4,000	243,240
Rex Energy Corp.*	27,200	101,184
Rosetta Resources, Inc.*	44,200	752,284
RSP Permian, Inc.*	15,761	397,020
Sanchez Energy Corp.*	27,100	352,571
Scorpio Tankers, Inc.	96,600	909,972
SemGroup Corp., Class A	25,800	2,098,572
Ship Finance International Ltd.	37,200	550,560
Solazyme, Inc.*	34,600	98,956
Stone Energy Corp.*	38,500	565,180
Swift Energy Co.*	29,100	62,856
Synergy Resources Corp.*	52,500	622,125
Teekay Tankers Ltd., Class A	41,000	235,340
Triangle Petroleum Corp.*	38,500	193,655
VAALCO Energy, Inc.*	40,800	99,960
W&T Offshore, Inc.	22,700	115,997
Warren Resources, Inc.*	19,200	17,088
Western Refining, Inc.	33,500	1,654,565
Westmoreland Coal Co.*	9,000	240,840

		34,849,245

Total Energy		67,235,514

Financials (16.1%)
Banks (6.1%)
1st Source Corp.	4,250	136,552
American National Bankshares, Inc.	7,600	171,608
Ameris Bancorp	19,400	511,966
Ames National Corp.	10,560	262,416
Arrow Financial Corp.	3,413	92,663
BancFirst Corp.	2,600	158,548
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	571,202
BancorpSouth, Inc.	57,100	1,325,862
Bank of Kentucky Financial Corp.	5,200	255,060
Bank of Marin Bancorp/California	3,490	177,641
Bank of the Ozarks, Inc.	50,420	1,862,011
Banner Corp.	14,900	683,910
BBCN Bancorp, Inc.	60,610	877,027
Boston Private Financial Holdings, Inc.	54,810	665,941
Bridge Bancorp, Inc.	2,800	72,324
Camden National Corp.	2,250	89,640
Capital Bank Financial Corp., Class A*	17,900	494,219
Capital City Bank Group, Inc.	10,300	167,375
Cardinal Financial Corp.	19,550	390,609
Cascade Bancorp*	52,826	253,565
Cathay General Bancorp	57,001	1,621,678
CenterState Banks, Inc.	13,500	160,785
Chemical Financial Corp.	19,500	611,520
Citizens & Northern Corp.	8,200	165,476
City Holding Co.	10,500	493,815
CNB Financial Corp./Pennsylvania	6,640	113,013
Columbia Banking System, Inc.	33,110	959,197
Community Bank System, Inc.	28,476	1,007,766
Community Trust Bancorp, Inc.	11,110	368,408
CommunityOne Bancorp*	8,514	83,778
CVB Financial Corp.	63,600	1,013,784
Eagle Bancorp, Inc.*	17,930	688,512
Enterprise Financial Services Corp.	6,690	138,215
F.N.B. Corp./Pennsylvania	121,800	1,600,452
First Bancorp, Inc./Maine	2,940	51,303
First Bancorp/North Carolina	9,700	170,332
First BanCorp/Puerto Rico*	66,200	410,440
First Busey Corp.	27,920	186,785
First Citizens BancShares, Inc./North Carolina, Class A	4,800	1,246,512
First Commonwealth Financial Corp.	59,700	537,300
First Community Bancshares, Inc./Virginia	13,300	233,149
First Connecticut Bancorp, Inc./Connecticut	12,600	193,662
First Financial Bancorp	41,460	738,403
First Financial Bankshares, Inc.	45,600	1,260,384
First Financial Corp./Indiana	3,900	139,971
First Interstate BancSystem, Inc., Class A	7,300	203,086
First Merchants Corp.	20,800	489,632
First Midwest Bancorp, Inc./Illinois	50,000	868,500
First NBC Bank Holding Co.*	7,300	240,754
First Republic Bank/California	203,235	11,602,686
FirstMerit Corp.	102,847	1,960,264
Flushing Financial Corp.	20,350	408,424
German American Bancorp, Inc.	5,600	164,808
Glacier Bancorp, Inc.	53,730	1,351,309
Great Southern Bancorp, Inc.	3,500	137,865
Hancock Holding Co.	52,290	1,561,379
Hanmi Financial Corp.	21,138	447,069
Heartland Financial USA, Inc.	4,855	158,419
Heritage Financial Corp./Washington	19,266	327,522
Hilltop Holdings, Inc.*	45,799	890,333
Home BancShares, Inc./Arkansas	31,894	1,080,888
Hudson Valley Holding Corp.	3,080	78,725
IBERIABANK Corp.	194,950	12,287,698
Independent Bank Corp./Massachusetts	13,600	596,632

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
International Bancshares Corp.	38,400	$999,552
Investors Bancorp, Inc.	227,572	2,667,144
Lakeland Bancorp, Inc.	14,210	163,415
Lakeland Financial Corp.	10,570	428,931
LegacyTexas Financial Group, Inc.	22,130	503,015
MB Financial, Inc.	45,440	1,422,726
Merchants Bancshares, Inc./Vermont	3,400	99,178
MidWestOne Financial Group, Inc.	9,300	268,119
National Bank Holdings Corp., Class A	37,800	711,018
National Bankshares, Inc./Virginia	3,800	113,392
National Penn Bancshares, Inc.	94,900	1,022,073
NBT Bancorp, Inc.	37,495	939,625
OFG Bancorp	33,400	545,088
Old National Bancorp/Indiana	78,880	1,119,307
Pacific Continental Corp.	10,500	138,810
Park National Corp.	8,850	757,206
Park Sterling Corp.	400	2,840
Penns Woods Bancorp, Inc.	340	16,629
Peoples Bancorp, Inc./Ohio	9,700	229,308
Pinnacle Financial Partners, Inc.	21,281	946,153
PrivateBancorp, Inc.	43,518	1,530,528
Prosperity Bancshares, Inc.	43,550	2,285,504
Renasant Corp.	21,900	658,095
Republic Bancorp, Inc./Kentucky, Class A	5,900	145,907
S&T Bancorp, Inc.	19,961	566,493
Sandy Spring Bancorp, Inc.	15,910	417,319
Sierra Bancorp	3,300	55,110
Signature Bank/New York*	117,728	15,255,194
Simmons First National Corp., Class A	11,620	528,361
South State Corp.	17,240	1,179,044
Southside Bancshares, Inc.	11,358	325,861
State Bank Financial Corp.	22,700	476,700
Sterling Bancorp/Delaware	59,561	798,713
Stock Yards Bancorp, Inc.	2,300	79,189
Sun Bancorp, Inc./New Jersey*	9,080	171,703
Susquehanna Bancshares, Inc.	114,851	1,574,607
SVB Financial Group*	109,450	13,904,528
Texas Capital Bancshares, Inc.*	29,650	1,442,472
Tompkins Financial Corp.	10,451	562,786
Towne Bank/Virginia	25,445	409,156
TriCo Bancshares	10,500	253,365
Trustmark Corp.	42,820	1,039,670
UMB Financial Corp.	25,060	1,325,423
Umpqua Holdings Corp.	113,173	1,944,312
Union Bankshares Corp.	31,197	692,885
United Bankshares, Inc./West Virginia	44,552	1,674,264
United Community Banks, Inc./Georgia	26,500	500,320
Univest Corp. of Pennsylvania	4,847	95,922
Valley National Bancorp	129,447	1,221,980
Washington Trust Bancorp, Inc.	10,800	412,452
Webster Financial Corp.	55,000	2,037,750
WesBanco, Inc.	21,531	701,480
West Bancorp, Inc.	7,000	139,230
Westamerica Bancorp	19,500	842,595
Western Alliance Bancorp*	52,900	1,567,956
Wilshire Bancorp, Inc.	54,700	545,359
Wintrust Financial Corp.	28,270	1,347,914

		130,074,448

Capital Markets (2.5%)
Actua Corp.*	24,900	385,701
Affiliated Managers Group, Inc.*	52,090	11,187,890
Arlington Asset Investment Corp., Class A	10,100	243,006
BGC Partners, Inc., Class A	110,740	1,046,493
Calamos Asset Management, Inc., Class A	1,000	13,450
CIFC Corp.	900	6,885
Cohen & Steers, Inc.	11,366	465,438
Cowen Group, Inc., Class A*	69,000	358,800
Diamond Hill Investment Group, Inc.	700	112,000
Evercore Partners, Inc., Class A	22,200	1,146,852
FBR & Co.*	1,950	45,065
Financial Engines, Inc.	36,000	1,505,880
FXCM, Inc., Class A	26,200	55,806
GAMCO Investors, Inc., Class A	4,230	332,097
GFI Group, Inc.	7,681	45,548
Greenhill & Co., Inc.	22,600	896,090
HFF, Inc., Class A	21,500	807,110
INTL FCStone, Inc.*	2,800	83,244
Investment Technology Group, Inc.*	33,500	1,015,385
Janus Capital Group, Inc.	88,300	1,517,877
KCG Holdings, Inc., Class A*	22,471	275,495
Lazard Ltd., Class A	291,233	15,315,944
Manning & Napier, Inc.	7,800	101,478
Piper Jaffray Cos.*	14,100	739,686
Safeguard Scientifics, Inc.*	1,630	29,470
Stifel Financial Corp.*	244,244	13,616,603
Virtus Investment Partners, Inc.	4,795	627,042
Walter Investment Management Corp.*	27,340	441,541
WisdomTree Investments, Inc.	72,600	1,557,996

		53,975,872

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	487,436
Credit Acceptance Corp.*	5,000	975,000
Encore Capital Group, Inc.*	17,050	709,110
Enova International, Inc.*	19,141	376,886
Ezcorp, Inc., Class A*	24,100	220,033
First Cash Financial Services, Inc.*	22,300	1,037,396
Green Dot Corp., Class A*	13,000	206,960
Nelnet, Inc., Class A	16,850	797,342
PRA Group, Inc.*	34,160	1,855,571
Springleaf Holdings, Inc.*	14,900	771,373
World Acceptance Corp.*	6,720	490,022

		7,927,129

Diversified Financial Services (0.2%)
MarketAxess Holdings, Inc.	23,400	1,939,860
Marlin Business Services Corp.	11,800	236,354
NewStar Financial, Inc.*	10,500	123,165
PHH Corp.*	38,200	923,294
PICO Holdings, Inc.*	10,000	162,100

		3,384,773

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	786,500
American Equity Investment Life Holding Co.	47,380	1,380,179
AMERISAFE, Inc.	11,990	554,537
AmTrust Financial Services, Inc.	20,661	1,177,367

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	17,369	$871,055
Baldwin & Lyons, Inc., Class B	3,487	81,805
Citizens, Inc./Texas*	23,400	144,144
CNO Financial Group, Inc.	138,400	2,383,248
Donegal Group, Inc., Class A	7,400	116,328
Employers Holdings, Inc.	30,900	833,991
Enstar Group Ltd.*	6,550	929,183
FBL Financial Group, Inc., Class A	5,800	359,658
First American Financial Corp.	67,900	2,422,672
Global Indemnity plc*	7,850	217,837
Greenlight Capital Reinsurance Ltd., Class A*	20,316	646,049
Hallmark Financial Services, Inc.*	14,100	149,460
Horace Mann Educators Corp.	24,910	851,922
Independence Holding Co.	7,984	108,503
Infinity Property & Casualty Corp.	9,300	763,065
Kansas City Life Insurance Co.	2,190	100,587
Kemper Corp.	29,500	1,149,320
Maiden Holdings Ltd.	34,930	518,012
Meadowbrook Insurance Group, Inc.	3,500	29,750
Montpelier Reinsurance Holdings Ltd.	21,600	830,304
National General Holdings Corp.	22,600	422,620
National Interstate Corp.	3,500	98,280
National Western Life Insurance Co., Class A	1,130	287,359
Navigators Group, Inc.*	7,600	591,584
OneBeacon Insurance Group Ltd., Class A	7,400	112,554
Primerica, Inc.	34,200	1,740,780
RLI Corp.	26,200	1,373,142
Safety Insurance Group, Inc.	8,350	498,913
Selective Insurance Group, Inc.	39,140	1,137,017
State Auto Financial Corp.	7,900	191,891
Stewart Information Services Corp.	20,500	833,120
Symetra Financial Corp.	45,700	1,072,122
Third Point Reinsurance Ltd.*	36,100	510,815
United Fire Group, Inc.	15,100	479,727
Universal Insurance Holdings, Inc.	19,000	486,210

		27,241,610

Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	38,586	1,345,880
AG Mortgage Investment Trust, Inc. (REIT)	18,600	350,424
Agree Realty Corp. (REIT)	10,400	342,888
Alexander’s, Inc. (REIT)	1,600	730,528
Altisource Residential Corp. (REIT)	38,700	807,282
American Assets Trust, Inc. (REIT)	23,296	1,008,251
American Capital Mortgage Investment Corp. (REIT)	45,045	809,008
American Residential Properties, Inc. (REIT)*	20,400	366,996
Anworth Mortgage Asset Corp. (REIT)	66,900	340,521
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	523,303
Apollo Residential Mortgage, Inc. (REIT)	12,000	191,400
ARMOUR Residential REIT, Inc. (REIT)	285,728	905,758
Ashford Hospitality Trust, Inc. (REIT)	35,550	341,991
Associated Estates Realty Corp. (REIT)	38,500	950,180
Aviv REIT, Inc. (REIT)	12,500	456,250
Campus Crest Communities, Inc. (REIT)	22,964	164,422
Capstead Mortgage Corp. (REIT)	76,810	904,054
Cedar Realty Trust, Inc. (REIT)	47,500	355,775
Chambers Street Properties (REIT)	141,700	1,116,596
Chatham Lodging Trust (REIT)	16,800	494,088
Chesapeake Lodging Trust (REIT)	30,620	1,035,875
Colony Financial, Inc. (REIT), Class A	62,734	1,626,065
CoreSite Realty Corp. (REIT)	17,800	866,504
Cousins Properties, Inc. (REIT)	137,392	1,456,355
CubeSmart (REIT)	99,850	2,411,377
CyrusOne, Inc. (REIT)	20,500	637,960
CYS Investments, Inc. (REIT)	129,037	1,149,720
DCT Industrial Trust, Inc. (REIT)	54,200	1,878,572
DiamondRock Hospitality Co. (REIT)	119,208	1,684,409
DuPont Fabros Technology, Inc. (REIT)	38,110	1,245,435
EastGroup Properties, Inc. (REIT)	22,180	1,333,905
Education Realty Trust, Inc. (REIT)	29,333	1,037,802
Empire State Realty Trust, Inc. (REIT), Class A	57,000	1,072,170
EPR Properties (REIT)	33,578	2,015,687
Equity One, Inc. (REIT)	38,700	1,032,903
Excel Trust, Inc. (REIT)	38,200	535,564
FelCor Lodging Trust, Inc. (REIT)	88,640	1,018,474
First Industrial Realty Trust, Inc. (REIT)	77,900	1,669,397
First Potomac Realty Trust (REIT)	34,657	412,072
Franklin Street Properties Corp. (REIT)	65,080	834,326
Geo Group, Inc. (REIT)	43,381	1,897,485
Getty Realty Corp. (REIT)	11,320	206,024
Gladstone Commercial Corp. (REIT)	1,600	29,776
Government Properties Income Trust (REIT)	39,550	903,717
Gramercy Property Trust, Inc. (REIT)	27,575	774,030
Hatteras Financial Corp. (REIT)	61,300	1,113,208
Healthcare Realty Trust, Inc. (REIT)	66,600	1,850,148
Hersha Hospitality Trust (REIT)	133,729	865,227
Highwoods Properties, Inc. (REIT)	53,800	2,462,964
Hudson Pacific Properties, Inc. (REIT)	34,900	1,158,331
InfraREIT, Inc. (REIT)	13,577	388,166
Inland Real Estate Corp. (REIT)	47,500	507,775
Invesco Mortgage Capital, Inc. (REIT)	82,055	1,274,314

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Real Estate Trust (REIT)	55,920	$419,400
iStar Financial, Inc. (REIT)*	66,700	867,100
Kite Realty Group Trust (REIT)	22,582	636,135
LaSalle Hotel Properties (REIT)	65,950	2,562,817
Lexington Realty Trust (REIT)	130,645	1,284,240
LTC Properties, Inc. (REIT)	21,800	1,002,800
Mack-Cali Realty Corp. (REIT)	56,300	1,085,464
Medical Properties Trust, Inc. (REIT)	124,032	1,828,232
Monmouth Real Estate Investment Corp. (REIT)	22,513	250,119
National Health Investors, Inc. (REIT)	20,200	1,434,402
New Residential Investment Corp. (REIT)	91,450	1,374,493
New York Mortgage Trust, Inc. (REIT)	51,800	401,968
New York REIT, Inc. (REIT)	111,900	1,172,712
One Liberty Properties, Inc. (REIT)	6,300	153,846
Parkway Properties, Inc. (REIT)	50,158	870,241
Pebblebrook Hotel Trust (REIT)	45,428	2,115,582
Pennsylvania Real Estate Investment Trust (REIT)	49,160	1,141,987
PennyMac Mortgage Investment Trust (REIT)	46,763	995,584
Physicians Realty Trust (REIT)	28,900	508,929
Potlatch Corp. (REIT)	28,600	1,145,144
PS Business Parks, Inc. (REIT)	13,120	1,089,485
RAIT Financial Trust (REIT)	54,300	372,498
Ramco-Gershenson Properties Trust (REIT)	48,260	897,636
Redwood Trust, Inc. (REIT)	61,900	1,106,153
Resource Capital Corp. (REIT)	75,850	344,359
Retail Opportunity Investments Corp. (REIT)	51,500	942,450
Rexford Industrial Realty, Inc. (REIT)	28,700	453,747
RLJ Lodging Trust (REIT)	79,700	2,495,407
Rouse Properties, Inc. (REIT)	23,600	447,456
Ryman Hospitality Properties, Inc. (REIT)	30,216	1,840,457
Sabra Health Care REIT, Inc. (REIT)	33,000	1,093,950
Saul Centers, Inc. (REIT)	5,950	340,340
Select Income REIT (REIT)	23,400	584,766
Silver Bay Realty Trust Corp. (REIT)	24,422	394,660
Sovran Self Storage, Inc. (REIT)	22,520	2,115,529
STAG Industrial, Inc. (REIT)	30,200	710,304
STORE Capital Corp. (REIT)	19,031	444,374
Strategic Hotels & Resorts, Inc. (REIT)*	157,072	1,952,405
Summit Hotel Properties, Inc. (REIT)	47,700	671,139
Sun Communities, Inc. (REIT)	26,840	1,790,765
Sunstone Hotel Investors, Inc. (REIT)	123,381	2,056,761
Terreno Realty Corp. (REIT)	21,100	481,080
Universal Health Realty Income Trust (REIT)	7,650	430,312
Urstadt Biddle Properties, Inc. (REIT), Class A	10,670	246,050
Washington Real Estate Investment Trust (REIT)	47,800	1,320,714
Western Asset Mortgage Capital Corp. (REIT)	26,500	399,620

		97,164,944

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	31,100	1,342,898
Altisource Asset Management Corp.*	700	129,591
Altisource Portfolio Solutions S.A.*	3,500	45,045
AV Homes, Inc.*	6,200	98,952
Forestar Group, Inc.*	24,000	378,480
FRP Holdings, Inc.*	2,300	83,720
Kennedy-Wilson Holdings, Inc.	44,500	1,163,230
St. Joe Co.*	40,200	746,112
Tejon Ranch Co.*	3,100	81,995

		4,070,023

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	742,035
Bank Mutual Corp.	21,800	159,576
BankFinancial Corp.	14,800	194,472
Beneficial Bancorp, Inc.*	5,576	62,953
Berkshire Hills Bancorp, Inc.	14,800	409,960
BofI Holding, Inc.*	8,700	809,448
Brookline Bancorp, Inc.	51,156	514,118
Capitol Federal Financial, Inc.	107,700	1,346,250
Charter Financial Corp./Maryland	19,276	221,674
Dime Community Bancshares, Inc.	10,900	175,490
Essent Group Ltd.*	26,500	633,615
EverBank Financial Corp.	58,200	1,049,346
Fox Chase Bancorp, Inc.	16,000	269,280
Home Loan Servicing Solutions Ltd.	50,900	841,886
Kearny Financial Corp.*	10,707	145,401
MGIC Investment Corp.*	202,451	1,949,603
NMI Holdings, Inc., Class A*	25,100	187,999
Northfield Bancorp, Inc.	42,058	623,300
Northwest Bancshares, Inc.	78,390	928,922
OceanFirst Financial Corp.	15,787	272,641
Oritani Financial Corp.	39,194	570,273
Provident Financial Services, Inc.	43,000	801,950
Radian Group, Inc.	129,166	2,168,697
Territorial Bancorp, Inc.	4,900	116,424
TrustCo Bank Corp.	66,200	455,456
United Financial Bancorp, Inc.	26,345	327,468
Washington Federal, Inc.	64,400	1,404,242
WSFS Financial Corp.	3,700	279,831

		17,662,310

Total Financials		341,501,109

Health Care (17.5%)
Biotechnology (5.7%)
ACADIA Pharmaceuticals, Inc.*	50,700	1,652,313
Acceleron Pharma, Inc.*	10,500	399,630
Achillion Pharmaceuticals, Inc.*	440,548	4,343,803
Acorda Therapeutics, Inc.*	28,100	935,168
Aegerion Pharmaceuticals, Inc.*	21,300	557,421
Agios Pharmaceuticals, Inc.*	40,183	3,789,257
Alder Biopharmaceuticals, Inc.*	146,189	4,219,015
AMAG Pharmaceuticals, Inc.*	19,553	1,068,767
Anacor Pharmaceuticals, Inc.*	17,500	1,012,375
Arena Pharmaceuticals, Inc.*	168,800	737,656
ARIAD Pharmaceuticals, Inc.*	104,700	862,728

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Array BioPharma, Inc.*	92,500	$681,725
Arrowhead Research Corp.*	33,000	223,245
Auspex Pharmaceuticals, Inc.*	5,500	551,485
BioCryst Pharmaceuticals, Inc.*	44,500	401,835
BioTime, Inc.*	31,000	154,070
Bluebird Bio, Inc.*	12,100	1,461,317
Celldex Therapeutics, Inc.*	60,800	1,694,496
Cepheid, Inc.*	43,500	2,475,150
Chelsea Therapeutics International Ltd.*†	52,100	3,126
Chimerix, Inc.*	17,100	644,499
Clovis Oncology, Inc.*	15,700	1,165,411
CTI BioPharma Corp.*	58,000	104,980
Durata Therapeutics, Inc.*†	5,000	4,350
Dyax Corp.*	77,700	1,301,863
Dynavax Technologies Corp.*	21,060	472,376
Emergent Biosolutions, Inc.*	18,700	537,812
Enanta Pharmaceuticals, Inc.*	1,900	58,178
Epizyme, Inc.*	1,600	30,048
Exact Sciences Corp.*	55,100	1,213,302
Exelixis, Inc.*	142,700	366,739
Foundation Medicine, Inc.*	100	4,811
Galena Biopharma, Inc.*	32,400	45,036
Genomic Health, Inc.*	8,400	256,620
Geron Corp.*	95,100	358,527
Halozyme Therapeutics, Inc.*	59,200	845,376
ImmunoGen, Inc.*	64,800	579,960
Immunomedics, Inc.*	48,800	186,904
Infinity Pharmaceuticals, Inc.*	34,600	483,708
Inovio Pharmaceuticals, Inc.*	38,200	311,712
Insmed, Inc.*	24,800	515,840
Insys Therapeutics, Inc.*	7,200	418,536
Intrexon Corp.*	22,600	1,025,362
Ironwood Pharmaceuticals, Inc.*	72,800	1,164,800
Isis Pharmaceuticals, Inc.*	134,286	8,549,990
Karyopharm Therapeutics, Inc.*	7,900	241,819
Keryx Biopharmaceuticals, Inc.*	61,400	781,622
Kite Pharma, Inc.*	5,600	323,008
KYTHERA Biopharmaceuticals, Inc.*	89,346	4,480,702
Lexicon Pharmaceuticals, Inc.*	224,300	211,806
Ligand Pharmaceuticals, Inc.*	12,050	929,176
MacroGenics, Inc.*	12,100	379,577
MannKind Corp.*	144,855	753,246
Medivation, Inc.*	103,475	13,355,518
Merrimack Pharmaceuticals, Inc.*	65,700	780,516
MiMedx Group, Inc.*	60,900	633,360
Momenta Pharmaceuticals, Inc.*	33,100	503,120
Navidea Biopharmaceuticals, Inc.*	10,500	16,695
Neurocrine Biosciences, Inc.*	43,100	1,711,501
NewLink Genetics Corp.*	14,000	765,940
Northwest Biotherapeutics, Inc.*	17,300	127,501
Novavax, Inc.*	128,700	1,064,349
Ophthotech Corp.*	8,800	409,464
OPKO Health, Inc.*	135,300	1,917,201
Orexigen Therapeutics, Inc.*	75,800	593,514
Osiris Therapeutics, Inc.*	29,000	509,820
OvaScience, Inc.*	9,100	316,043
PDL BioPharma, Inc.	101,200	711,942
Portola Pharmaceuticals, Inc.*	23,400	888,264
Progenics Pharmaceuticals, Inc.*	35,400	211,692
Prothena Corp. plc*	16,600	633,124
PTC Therapeutics, Inc.*	30,710	1,868,703
Puma Biotechnology, Inc.*	53,096	12,536,497
Raptor Pharmaceutical Corp.*	49,500	538,065
Receptos, Inc.*	46,018	7,587,908
Repligen Corp.*	20,900	634,524
Rigel Pharmaceuticals, Inc.*	58,400	208,488
Sangamo BioSciences, Inc.*	42,200	661,696
Sarepta Therapeutics, Inc.*	23,100	306,768
Spark Therapeutics, Inc.*	4,752	368,280
Spectrum Pharmaceuticals, Inc.*	46,200	280,434
Synageva BioPharma Corp.*	60,092	5,860,773
Synergy Pharmaceuticals, Inc.*	17,700	81,774
TESARO, Inc.*	126,211	7,244,511
Threshold Pharmaceuticals, Inc.*	29,400	119,364
Ultragenyx Pharmaceutical, Inc.*	4,100	254,569
Vanda Pharmaceuticals, Inc.*	26,703	248,338
Verastem, Inc.*	16,290	165,669
XOMA Corp.*	35,000	127,400
ZIOPHARM Oncology, Inc.*	27,400	295,098

		120,510,701

Health Care Equipment & Supplies (4.4%)
Abaxis, Inc.	14,700	942,417
ABIOMED, Inc.*	22,900	1,639,182
Accuray, Inc.*	48,667	452,603
Align Technology, Inc.*	221,645	11,921,176
Analogic Corp.	8,700	790,830
AngioDynamics, Inc.*	11,800	209,922
Anika Therapeutics, Inc.*	8,000	329,360
Antares Pharma, Inc.*	74,900	202,979
AtriCure, Inc.*	16,400	336,036
Atrion Corp.	1,300	449,163
Cantel Medical Corp.	23,175	1,100,813
Cardiovascular Systems, Inc.*	15,100	589,504
Cerus Corp.*	28,600	119,262
CONMED Corp.	18,600	939,114
CryoLife, Inc.	16,300	169,031
Cyberonics, Inc.*	16,000	1,038,720
Cynosure, Inc., Class A*	18,231	559,145
DBV Technologies S.A. (ADR)*	174,943	4,086,668
DexCom, Inc.*	227,422	14,177,487
Endologix, Inc.*	46,600	795,462
Exactech, Inc.*	18,800	481,844
GenMark Diagnostics, Inc.*	26,400	342,672
Globus Medical, Inc., Class A*	39,500	996,980
Greatbatch, Inc.*	15,100	873,535
Haemonetics Corp.*	37,000	1,662,040
HeartWare International, Inc.*	137,733	12,088,825
ICU Medical, Inc.*	7,600	707,864
Insulet Corp.*	39,400	1,313,990
Integra LifeSciences Holdings Corp.*	14,300	881,595
Invacare Corp.	20,100	390,141
LDR Holding Corp.*	10,300	377,392
Masimo Corp.*	33,950	1,119,671
Meridian Bioscience, Inc.	26,900	513,252
Merit Medical Systems, Inc.*	32,675	628,994
Natus Medical, Inc.*	16,700	659,149
Neogen Corp.*	27,450	1,282,739
NuVasive, Inc.*	33,600	1,545,264
NxStage Medical, Inc.*	43,200	747,360
OraSure Technologies, Inc.*	39,600	258,984
Orthofix International N.V.*	12,500	448,625
PhotoMedex, Inc.*	6,300	12,663
Quidel Corp.*	17,900	482,942
Rockwell Medical, Inc.*	27,900	304,947
RTI Surgical, Inc.*	26,600	131,404
Sirona Dental Systems, Inc.*	140,424	12,636,756
Spectranetics Corp.*	25,300	879,428

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
STAAR Surgical Co.*	30,600	$227,358
STERIS Corp.	36,900	2,592,963
SurModics, Inc.*	19,200	499,776
Symmetry Surgical, Inc.*	3,200	23,456
Thoratec Corp.*	41,400	1,734,246
Tornier N.V.*	18,800	492,936
Unilife Corp.*	34,300	137,543
Vascular Solutions, Inc.*	15,700	476,024
West Pharmaceutical Services, Inc.	43,000	2,589,030
Wright Medical Group, Inc.*	30,600	789,480
Zeltiq Aesthetics, Inc.*	21,800	672,094

		92,852,836

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	334,348	23,939,317
Aceto Corp.	17,900	393,800
Air Methods Corp.*	25,900	1,206,681
Almost Family, Inc.*	5,700	254,847
Amedisys, Inc.*	20,300	543,634
AMN Healthcare Services, Inc.*	32,800	756,696
Amsurg Corp.*	26,416	1,625,112
Bio-Reference Laboratories, Inc.*	15,800	556,792
BioScrip, Inc.*	42,100	186,503
Capital Senior Living Corp.*	17,600	456,544
Chemed Corp.	11,000	1,313,400
CorVel Corp.*	9,900	340,659
Ensign Group, Inc.	11,700	548,262
Envision Healthcare Holdings, Inc.*	338,265	12,972,463
ExamWorks Group, Inc.*	20,300	844,886
Five Star Quality Care, Inc.*	38,800	172,272
Genesis Healthcare, Inc.*	22,290	158,705
Hanger, Inc.*	26,500	601,285
HealthSouth Corp.	53,700	2,382,132
Healthways, Inc.*	25,900	510,230
IPC Healthcare, Inc.*	10,800	503,712
Kindred Healthcare, Inc.	38,681	920,221
Landauer, Inc.	5,833	204,972
LHC Group, Inc.*	9,300	307,179
Magellan Health, Inc.*	20,500	1,451,810
Molina Healthcare, Inc.*	20,050	1,349,164
National HealthCare Corp.	6,100	388,631
National Research Corp., Class A	9,644	138,873
Owens & Minor, Inc.#	39,450	1,334,988
PharMerica Corp.*	20,800	586,352
Premier, Inc., Class A*	323,065	12,140,783
RadNet, Inc.*	600	5,040
Select Medical Holdings Corp.	50,019	741,782
Team Health Holdings, Inc.*	43,900	2,568,589
Triple-S Management Corp., Class B*	11,900	236,572
U.S. Physical Therapy, Inc.	6,200	294,500
Universal American Corp.*	21,200	226,416
WellCare Health Plans, Inc.*	28,900	2,643,194

		75,806,998

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	1,100	8,536
Computer Programs & Systems, Inc.	6,500	352,690
HealthStream, Inc.*	15,100	380,520
HMS Holdings Corp.*	52,400	809,580
MedAssets, Inc.*	45,400	854,428
Medidata Solutions, Inc.*	38,400	1,883,136
Merge Healthcare, Inc.*	69,400	310,218
Omnicell, Inc.*	23,800	835,380
Quality Systems, Inc.	27,800	444,244

		5,878,732

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc.*	14,400	324,000
Affymetrix, Inc.*	58,100	729,736
Albany Molecular Research, Inc.*	14,600	256,960
Cambrex Corp.*	29,600	1,173,048
Fluidigm Corp.*	18,500	778,850
Furiex Pharmaceuticals, Inc.*†	4,400	32,241
ICON plc*	159,035	11,216,739
Luminex Corp.*	28,500	456,000
Pacific Biosciences of California, Inc.*	57,800	337,552
PAREXEL International Corp.*	36,177	2,495,851
Quintiles Transnational Holdings, Inc.*	115,974	7,766,779

		25,567,756

Pharmaceuticals (2.4%)
Akorn, Inc.*	220,349	10,468,781
Ampio Pharmaceuticals, Inc.*	27,500	207,075
Aratana Therapeutics, Inc.*	17,000	272,170
BioDelivery Sciences International, Inc.*	26,500	278,250
Catalent, Inc.*	30,645	954,591
Cempra, Inc.*	14,600	500,926
Corcept Therapeutics, Inc.*	28,700	160,720
Depomed, Inc.*	41,700	934,497
Endocyte, Inc.*	7,400	46,324
GW Pharmaceuticals plc (ADR)*	51,153	4,661,573
Horizon Pharma plc*	35,300	916,741
Impax Laboratories, Inc.*	45,600	2,137,272
Jazz Pharmaceuticals plc*	84,086	14,529,220
Lannett Co., Inc.*	20,200	1,367,742
Medicines Co.*	45,300	1,269,306
Nektar Therapeutics*	79,800	877,800
Omeros Corp.*	20,700	456,021
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	21,300	1,892,505
Pernix Therapeutics Holdings, Inc.*	19,068	203,837
POZEN, Inc.*	44,900	346,628
Prestige Brands Holdings, Inc.*	36,100	1,548,329
Relypsa, Inc.*	10,100	364,307
Repros Therapeutics, Inc.*	14,700	126,273
Sagent Pharmaceuticals, Inc.*	13,900	323,175
SciClone Pharmaceuticals, Inc.*	46,200	409,332
Sucampo Pharmaceuticals, Inc., Class A*	22,100	343,876
Tetraphase Pharmaceuticals, Inc.*	122,167	4,476,199
TherapeuticsMD, Inc.*	59,700	361,185
Theravance Biopharma, Inc.*	14,900	258,515
Theravance, Inc.	52,300	822,156
VIVUS, Inc.*	77,500	190,650
XenoPort, Inc.*	30,000	213,600

		51,922,051

Total Health Care		372,539,074

Industrials (16.8%)
Aerospace & Defense (2.5%)
AAR Corp.	24,500	752,150
Aerovironment, Inc.*	6,800	180,268
American Science & Engineering, Inc.	3,982	194,561
Astronics Corp.*	10,800	795,960
Cubic Corp.	12,600	652,302

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Curtiss-Wright Corp.	28,700	$2,122,078
DigitalGlobe, Inc.*	43,817	1,492,845
Engility Holdings, Inc.	12,400	372,496
Esterline Technologies Corp.*	20,200	2,311,284
GenCorp., Inc.*	35,500	823,245
HEICO Corp.	39,446	2,408,967
Hexcel Corp.	401,978	20,669,709
Moog, Inc., Class A*	28,300	2,123,915
TASER International, Inc.*	30,700	740,177
Teledyne Technologies, Inc.*	23,400	2,497,482
TransDigm Group, Inc.	73,322	16,036,988

		54,174,427

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	5,200	47,944
Atlas Air Worldwide Holdings, Inc.*	18,600	800,172
Echo Global Logistics, Inc.*	14,700	400,722
Expeditors International of Washington, Inc.	249,032	11,998,362
Forward Air Corp.	22,600	1,227,180
Hub Group, Inc., Class A*	28,900	1,135,481
Park-Ohio Holdings Corp.	3,300	173,811
UTi Worldwide, Inc.*	65,600	806,880
XPO Logistics, Inc.*	33,237	1,511,286

		18,101,838

Airlines (0.3%)
Allegiant Travel Co.	8,190	1,574,855
Hawaiian Holdings, Inc.*	35,900	790,698
JetBlue Airways Corp.*	151,400	2,914,450
Republic Airways Holdings, Inc.*	32,400	445,500
SkyWest, Inc.	29,900	436,839
Virgin America, Inc.*	9,100	276,640

		6,438,982

Building Products (0.4%)
AAON, Inc.	30,262	742,327
Apogee Enterprises, Inc.	21,300	920,160
Gibraltar Industries, Inc.*	8,100	132,921
Griffon Corp.	23,500	409,605
Insteel Industries, Inc.	2,800	60,564
Masonite International Corp.*	18,700	1,257,762
NCI Building Systems, Inc.*	13,400	231,552
Nortek, Inc.*	6,000	529,500
Quanex Building Products Corp.	25,200	497,448
Simpson Manufacturing Co., Inc.	27,800	1,038,886
Trex Co., Inc.*	21,800	1,188,754
Universal Forest Products, Inc.	14,900	826,652

		7,836,131

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	36,000	1,146,960
ACCO Brands Corp.*	80,600	669,786
Brady Corp., Class A	38,100	1,077,849
Brink’s Co.	36,800	1,016,784
Casella Waste Systems, Inc., Class A*	5,600	30,800
Deluxe Corp.	33,500	2,320,880
Ennis, Inc.	1,700	24,004
G&K Services, Inc., Class A	13,400	971,902
Healthcare Services Group, Inc.	41,900	1,346,247
Heritage-Crystal Clean, Inc.*	5,200	60,840
Herman Miller, Inc.	39,300	1,090,968
HNI Corp.	27,500	1,517,175
Interface, Inc.	37,800	785,484
Kimball International, Inc., Class B	31,900	334,312
Knoll, Inc.	29,700	695,871
Matthews International Corp., Class A	22,044	1,135,487
McGrath RentCorp.	15,500	510,105
Mobile Mini, Inc.	32,000	1,364,480
MSA Safety, Inc.	18,800	937,744
Multi-Color Corp.	7,100	492,243
NL Industries, Inc.*	9,800	75,950
Quad/Graphics, Inc.	20,500	471,090
SP Plus Corp.*	2,500	54,625
Steelcase, Inc., Class A	60,900	1,153,446
Team, Inc.*	18,000	701,640
Tetra Tech, Inc.#	44,700	1,073,694
U.S. Ecology, Inc.	13,800	689,586
UniFirst Corp.	9,400	1,106,286
United Stationers, Inc.	27,190	1,114,518
Viad Corp.	12,200	339,404
West Corp.	24,500	826,385

		25,136,545

Construction & Engineering (0.3%)
Aegion Corp.*	25,200	454,860
Ameresco, Inc., Class A*	1,600	11,840
Comfort Systems USA, Inc.	20,900	439,736
Dycom Industries, Inc.*	22,700	1,108,668
EMCOR Group, Inc.	41,000	1,905,270
Furmanite Corp.*	8,700	68,643
Granite Construction, Inc.	27,700	973,378
MasTec, Inc.*	40,300	777,790
MYR Group, Inc.*	18,700	586,058
Northwest Pipe Co.*	700	16,065
Orion Marine Group, Inc.*	2,600	23,036
Primoris Services Corp.	22,900	393,651
Tutor Perini Corp.*	19,700	459,995

		7,218,990

Electrical Equipment (1.1%)
AMETEK, Inc.	249,975	13,133,686
AZZ, Inc.	19,500	908,505
Encore Wire Corp.	12,200	462,136
EnerSys, Inc.	29,800	1,914,352
Franklin Electric Co., Inc.	33,600	1,281,504
FuelCell Energy, Inc.*	18,700	23,375
Generac Holdings, Inc.*	43,700	2,127,753
General Cable Corp.	36,000	620,280
Global Power Equipment Group, Inc.	2,100	27,720
GrafTech International Ltd.*	75,300	292,917
Plug Power, Inc.*	57,100	147,889
Polypore International, Inc.*	27,500	1,619,750
Powell Industries, Inc.	4,800	162,096
Preformed Line Products Co.	1,698	71,537
Thermon Group Holdings, Inc.*	14,300	344,201
Vicor Corp.*	16,900	256,880

		23,394,581

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	178,054	16,493,142
Raven Industries, Inc.	26,000	531,960

		17,025,102

Machinery (4.8%)
Actuant Corp., Class A	204,623	4,857,750
Alamo Group, Inc.	400	25,252
Albany International Corp., Class A	16,700	663,825

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Altra Industrial Motion Corp.	16,800	$464,352
American Railcar Industries, Inc.	2,900	144,217
Astec Industries, Inc.	11,400	488,832
Barnes Group, Inc.	39,110	1,583,564
Blount International, Inc.	30,600	394,128
Briggs & Stratton Corp.	35,000	718,900
Chart Industries, Inc.*	21,700	761,127
CIRCOR International, Inc.	10,900	596,230
CLARCOR, Inc.	33,200	2,193,192
Columbus McKinnon Corp.	6,400	172,416
Douglas Dynamics, Inc.	11,700	267,228
Dynamic Materials Corp.	1,100	14,047
Energy Recovery, Inc.*	7,800	20,202
EnPro Industries, Inc.	12,800	844,160
ESCO Technologies, Inc.	20,800	810,784
Federal Signal Corp.	45,300	715,287
Gorman-Rupp Co.	10,843	324,748
Graham Corp.	6,200	148,614
Greenbrier Cos., Inc.	17,400	1,009,200
Harsco Corp.	51,300	885,438
Hillenbrand, Inc.	45,000	1,389,150
Hyster-Yale Materials Handling, Inc.	7,600	557,004
IDEX Corp.	207,266	15,716,981
John Bean Technologies Corp.	18,400	657,248
L.B. Foster Co., Class A	5,700	270,636
Lincoln Electric Holdings, Inc.	217,493	14,221,867
Lindsay Corp.	8,200	625,250
Lydall, Inc.*	10,100	320,372
Meritor, Inc.*	65,800	829,738
Middleby Corp.*	195,587	20,077,005
Miller Industries, Inc.	9,600	235,200
Mueller Industries, Inc.	40,600	1,466,878
Mueller Water Products, Inc., Class A	97,400	959,390
NN, Inc.	4,800	120,384
Omega Flex, Inc.	10,838	272,576
Proto Labs, Inc.*	12,300	861,000
RBC Bearings, Inc.	17,300	1,324,142
Rexnord Corp.*	47,700	1,273,113
Standex International Corp.	9,600	788,448
Sun Hydraulics Corp.	12,000	496,320
Tennant Co.	13,800	902,106
TriMas Corp.*	32,000	985,280
Twin Disc, Inc.	2,800	49,476
Valmont Industries, Inc.	96,322	11,836,047
Wabash National Corp.*	37,700	531,570
Wabtec Corp.	39,780	3,779,498
Watts Water Technologies, Inc., Class A	17,792	979,094
Woodward, Inc.	39,900	2,035,299

		101,664,565

Marine (0.8%)
International Shipholding Corp.	10,100	122,311
Kirby Corp.*	198,697	14,912,210
Matson, Inc.	30,800	1,298,528
Navios Maritime Holdings, Inc.	2,500	10,450
Scorpio Bulkers, Inc.*	25,594	60,658

		16,404,157

Professional Services (1.6%)
Acacia Research Corp.	38,700	414,090
Advisory Board Co.*	26,700	1,422,576
CDI Corp.	4,800	67,440
Corporate Executive Board Co.	21,500	1,716,990
Exponent, Inc.	10,000	889,000
FTI Consulting, Inc.*	30,200	1,131,292
Huron Consulting Group, Inc.*	13,569	897,589
ICF International, Inc.*	11,700	477,945
Insperity, Inc.	14,100	737,289
Kelly Services, Inc., Class A	4,300	74,992
Kforce, Inc.	21,300	475,203
Korn/Ferry International	30,100	989,387
Navigant Consulting, Inc.*	38,800	502,848
On Assignment, Inc.*	33,400	1,281,558
Pendrell Corp.*	60,500	78,650
Resources Connection, Inc.	25,200	441,000
Robert Half International, Inc.	325,739	19,713,724
RPX Corp.*	33,700	484,943
TrueBlue, Inc.*	28,300	689,105
VSE Corp.	1,600	131,008
WageWorks, Inc.*	22,292	1,188,833

		33,805,462

Road & Rail (1.1%)
ArcBest Corp.	18,600	704,754
Genesee & Wyoming, Inc., Class A*	166,744	16,080,791
Heartland Express, Inc.	37,900	900,504
Knight Transportation, Inc.	36,200	1,167,450
Marten Transport Ltd.	7,500	174,000
Patriot Transportation Holding, Inc.*	766	19,127
Roadrunner Transportation Systems, Inc.*	17,700	447,279
Saia, Inc.*	14,700	651,210
Swift Transportation Co.*	56,900	1,480,538
Universal Truckload Services, Inc.	3,100	78,058
Werner Enterprises, Inc.	30,200	948,582
YRC Worldwide, Inc.*	19,600	352,016

		23,004,309

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	41,700	936,582
Applied Industrial Technologies, Inc.	25,400	1,151,636
Beacon Roofing Supply, Inc.*	33,000	1,032,900
DXP Enterprises, Inc.*	6,900	304,221
H&E Equipment Services, Inc.	21,700	542,283
Houston Wire & Cable Co.	3,700	36,001
Kaman Corp.	20,700	878,301
Rush Enterprises, Inc., Class A*	22,000	601,920
TAL International Group, Inc.*	22,700	924,571
Textainer Group Holdings Ltd.	15,400	461,846
United Rentals, Inc.*	161,757	14,745,768
Watsco, Inc.	15,400	1,935,780

		23,551,809

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	510,156

Total Industrials		358,267,054

Information Technology (20.8%)
Communications Equipment (1.7%)
ADTRAN, Inc.	42,500	793,475
Aerohive Networks, Inc.*	1,300	5,798
Aruba Networks, Inc.*	67,200	1,645,728
Bel Fuse, Inc., Class B	1,800	34,254
Black Box Corp.	8,100	169,533
CalAmp Corp.*	32,600	527,794
Calix, Inc.*	2,800	23,492
Ciena Corp.*	77,100	1,488,801

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Clearfield, Inc.*	900	$13,338
Comtech Telecommunications Corp.	11,900	344,505
Digi International, Inc.*	11,100	110,778
Emulex Corp.*	500	3,985
Extreme Networks, Inc.*	10,100	31,916
Finisar Corp.*	64,300	1,372,162
Harmonic, Inc.*	77,700	575,757
Infinera Corp.*	75,000	1,475,250
InterDigital, Inc.	25,600	1,298,944
Ixia*	32,750	397,257
KVH Industries, Inc.*	11,200	169,344
NETGEAR, Inc.*	26,300	864,744
Numerex Corp., Class A*	300	3,420
Oclaro, Inc.*	5,100	10,098
Palo Alto Networks, Inc.*	129,681	18,943,800
ParkerVision, Inc.*	6,300	5,229
Plantronics, Inc.	25,400	1,344,930
Polycom, Inc.*	87,800	1,176,520
Ruckus Wireless, Inc.*	30,500	392,535
ShoreTel, Inc.*	11,180	76,248
Sonus Networks, Inc.*	31,800	250,584
TESSCO Technologies, Inc.	200	4,932
Ubiquiti Networks, Inc.	18,900	558,495
ViaSat, Inc.*	28,600	1,704,846

		35,818,492

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	12,400	122,016
Anixter International, Inc.*	18,200	1,385,566
Badger Meter, Inc.	9,500	569,430
Belden, Inc.	26,600	2,488,696
Benchmark Electronics, Inc.*	34,300	824,229
Checkpoint Systems, Inc.	26,100	282,402
Cognex Corp.*	51,900	2,573,721
Coherent, Inc.*	17,800	1,156,288
Control4 Corp.*	700	8,386
CTS Corp.	21,400	384,986
CUI Global, Inc.*	1,200	7,032
DTS, Inc.*	10,308	351,194
Electro Rent Corp.	13,500	153,090
Electro Scientific Industries, Inc.	4,600	28,428
Fabrinet*	31,300	594,387
FARO Technologies, Inc.*	13,195	819,805
FEI Co.	25,700	1,961,938
GSI Group, Inc.*	8,300	110,556
II-VI, Inc.*	37,100	684,866
Insight Enterprises, Inc.*	33,600	958,272
InvenSense, Inc.*	41,000	623,610
Itron, Inc.*	28,600	1,044,186
Kemet Corp.*	32,800	135,792
Kimball Electronics, Inc.*	26,450	374,003
Littelfuse, Inc.	16,500	1,639,935
Maxwell Technologies, Inc.*	100	806
Mercury Systems, Inc.*	2,500	38,875
Mesa Laboratories, Inc.	200	14,440
Methode Electronics, Inc.	26,100	1,227,744
MTS Systems Corp.	11,300	854,845
Multi-Fineline Electronix, Inc.*	4,450	81,301
Newport Corp.*	29,600	564,176
OSI Systems, Inc.*	13,800	1,024,788
Park Electrochemical Corp.	12,700	273,812
PC Connection, Inc.	400	10,436
Plexus Corp.*	25,895	1,055,739
RealD, Inc.*	17,000	217,430
Rofin-Sinar Technologies, Inc.*	19,200	465,216
Rogers Corp.*	11,300	928,973
Sanmina Corp.*	50,800	1,228,852
ScanSource, Inc.*	21,400	869,910
Speed Commerce, Inc.*	2,500	1,597
SYNNEX Corp.	18,000	1,390,500
TTM Technologies, Inc.*	17,011	153,269
Universal Display Corp.*	30,900	1,444,575
Viasystems Group, Inc.*	9,000	157,410
Vishay Precision Group, Inc.*	10,500	167,265
Zebra Technologies Corp., Class A*	174,689	15,846,913

		47,301,686

Internet Software & Services (2.2%)
Amber Road, Inc.*	1,000	9,250
Bankrate, Inc.*	35,933	407,480
Bazaarvoice, Inc.*	2,300	12,995
Blucora, Inc.*	28,400	387,944
Borderfree, Inc.*	1,000	6,010
Brightcove, Inc.*	1,600	11,728
Carbonite, Inc.*	8,400	120,120
Care.com, Inc.*	1,600	12,128
ChannelAdvisor Corp.*	400	3,876
Cimpress N.V.*	22,000	1,856,360
comScore, Inc.*	22,900	1,172,480
Constant Contact, Inc.*	20,500	783,305
Cornerstone OnDemand, Inc.*	33,800	976,482
CoStar Group, Inc.*	88,967	17,600,342
Coupons.com, Inc.*	2,100	24,654
Cvent, Inc.*	600	16,824
Dealertrack Technologies, Inc.*	34,000	1,309,680
Demand Media, Inc.*	1,600	9,152
Demandware, Inc.*	19,100	1,163,190
Endurance International Group Holdings, Inc.*	17,800	339,268
Envestnet, Inc.*	21,600	1,211,328
Five9, Inc.*	1,200	6,672
Global Sources Ltd.*	18,000	105,480
Gogo, Inc.*	35,500	676,630
GTT Communications, Inc.*	500	9,440
Internap Corp.*	23,000	235,290
Intralinks Holdings, Inc.*	14,800	153,032
j2 Global, Inc.	32,900	2,160,872
Limelight Networks, Inc.*	43,900	159,357
LivePerson, Inc.*	37,800	386,883
LogMeIn, Inc.*	14,600	817,454
Marchex, Inc., Class B	1,800	7,344
Marin Software, Inc.*	1,900	11,951
Marketo, Inc.*	16,300	417,606
Millennial Media, Inc.*	2,200	3,190
NIC, Inc.	45,895	810,965
Pandora Media, Inc.*	458,559	7,433,241
Perficient, Inc.*	19,700	407,593
Q2 Holdings, Inc.*	100	2,114
QuinStreet, Inc.*	2,900	17,255
RealNetworks, Inc.*	6,450	43,409
Reis, Inc.	200	5,128
RetailMeNot, Inc.*	2,500	45,025
Rightside Group Ltd.*	1,600	16,240
SciQuest, Inc.*	4,300	72,799
Shutterstock, Inc.*	9,700	666,099
SPS Commerce, Inc.*	12,300	825,330
Stamps.com, Inc.*	8,700	585,423
TechTarget, Inc.*	23,100	266,343
Textura Corp.*	11,600	315,288
Travelzoo, Inc.*	700	6,748

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Tremor Video, Inc.*	7,300	$17,082
Unwired Planet, Inc.*	13,196	7,545
Web.com Group, Inc.*	30,400	576,080
WebMD Health Corp.*	25,400	1,113,409
Wix.com Ltd.*	200	3,832
Xoom Corp.*	14,300	210,067
YuMe, Inc.*	2,900	15,051

		46,047,863

IT Services (1.7%)
Acxiom Corp.*	58,200	1,076,118
Blackhawk Network Holdings, Inc.*	34,495	1,233,886
CACI International, Inc., Class A*	16,700	1,501,664
Cardtronics, Inc.*	30,900	1,161,840
Cass Information Systems, Inc.	5,101	286,370
Ciber, Inc.*	25,800	106,296
Computer Task Group, Inc.	14,100	103,071
Convergys Corp.	72,700	1,662,649
CSG Systems International, Inc.	22,600	686,814
Datalink Corp.*	1,000	12,040
EPAM Systems, Inc.*	22,600	1,385,154
Euronet Worldwide, Inc.*	31,040	1,823,600
EVERTEC, Inc.	41,700	911,562
ExlService Holdings, Inc.*	23,600	877,920
Forrester Research, Inc.	6,500	239,070
Global Cash Access Holdings, Inc.*	23,900	182,118
Hackett Group, Inc.	32,900	294,126
Heartland Payment Systems, Inc.	26,700	1,250,895
Higher One Holdings, Inc.*	7,000	16,940
IGATE Corp.*	22,300	951,318
Information Services Group, Inc.	1,200	4,788
Lionbridge Technologies, Inc.*	3,100	17,732
ManTech International Corp., Class A	14,700	498,918
MAXIMUS, Inc.	45,320	3,025,563
ModusLink Global Solutions, Inc.*	1,400	5,390
NeuStar, Inc., Class A*	38,300	942,946
PRGX Global, Inc.*	1,100	4,422
Science Applications International Corp.	26,700	1,371,045
ServiceSource International, Inc.*	3,900	12,090
Sykes Enterprises, Inc.*	24,228	602,066
Syntel, Inc.*	22,100	1,143,233
Unisys Corp.*	30,389	705,329
VeriFone Systems, Inc.*	269,945	9,418,381
Virtusa Corp.*	15,800	653,804
WEX, Inc.*	25,600	2,748,416

		36,917,574

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Energy Industries, Inc.*	24,400	626,104
Ambarella, Inc.*	17,500	1,324,925
Amkor Technology, Inc.*	54,200	478,857
Applied Micro Circuits Corp.*	35,200	179,520
Audience, Inc.*	1,700	7,718
Axcelis Technologies, Inc.*	50,300	119,714
Brooks Automation, Inc.	40,700	473,341
Cabot Microelectronics Corp.*	17,000	849,490
Cascade Microtech, Inc.*	900	12,222
Cavium, Inc.*	210,055	14,876,095
CEVA, Inc.*	4,200	89,544
Cirrus Logic, Inc.*	48,500	1,613,110
Cohu, Inc.	6,700	73,298
Cypress Semiconductor Corp.*	194,997	2,751,408
Diodes, Inc.*	21,300	608,328
DSP Group, Inc.*	25,000	299,500
Entegris, Inc.*	83,200	1,139,008
Entropic Communications, Inc.*	4,800	14,208
Exar Corp.*	12,100	121,605
Fairchild Semiconductor International, Inc.*	79,400	1,443,492
FormFactor, Inc.*	4,300	38,141
Inphi Corp.*	18,500	329,855
Integrated Device Technology, Inc.*	83,400	1,669,668
Integrated Silicon Solution, Inc.	9,400	168,166
Intersil Corp., Class A	603,762	8,645,872
IXYS Corp.	5,400	66,528
Kopin Corp.*	38,700	136,224
Lattice Semiconductor Corp.*	68,400	433,656
MA-COM Technology Solutions Holdings, Inc.*	4,200	156,492
MaxLinear, Inc., Class A*	21,800	177,234
Mellanox Technologies Ltd.*	245,662	11,138,315
Micrel, Inc.	23,400	352,872
Microsemi Corp.*	65,300	2,311,620
MKS Instruments, Inc.	40,100	1,355,781
Monolithic Power Systems, Inc.	22,700	1,195,155
Nanometrics, Inc.*	8,700	146,334
NVE Corp.	1,700	117,164
OmniVision Technologies, Inc.*	38,600	1,017,882
ON Semiconductor Corp.*	1,145,600	13,873,216
PDF Solutions, Inc.*	13,800	247,296
Pericom Semiconductor Corp.	5,500	85,085
Photronics, Inc.*	42,400	360,400
PMC-Sierra, Inc.*	107,700	999,456
Power Integrations, Inc.	20,000	1,041,600
Qorvo, Inc.*	84,641	6,745,888
QuickLogic Corp.*	5,200	10,036
Rambus, Inc.*	70,500	886,537
Rubicon Technology, Inc.*	300	1,182
Rudolph Technologies, Inc.*	6,400	70,528
Semtech Corp.*	46,400	1,236,328
Silicon Laboratories, Inc.*	27,600	1,401,252
Synaptics, Inc.*	22,500	1,829,363
Tessera Technologies, Inc.	32,600	1,313,128
Ultra Clean Holdings, Inc.*	8,000	57,200
Ultratech, Inc.*	16,700	289,578
Veeco Instruments, Inc.*	31,188	952,793
Vitesse Semiconductor Corp.*	1,400	7,434
Xcerra Corp.*	400	3,556

		87,970,302

Software (8.7%)
ACI Worldwide, Inc.*	82,281	1,782,206
Advent Software, Inc.	32,700	1,442,397
American Software, Inc., Class A	22,800	233,016
Aspen Technology, Inc.*	201,544	7,757,429
AVG Technologies N.V.*	15,900	344,235
Barracuda Networks, Inc.*	339,156	13,047,331
Blackbaud, Inc.	34,100	1,615,658
Bottomline Technologies de, Inc.*	23,900	654,143
BroadSoft, Inc.*	21,400	716,044
Cadence Design Systems, Inc.*	850,054	15,674,996
Callidus Software, Inc.*	28,000	355,040
CommVault Systems, Inc.*	28,200	1,232,340
Covisint Corp.*	14,379	29,189
Cyan, Inc.*	1,800	7,182

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Digimarc Corp.	2,800	$61,460
Ebix, Inc.	18,100	549,878
Ellie Mae, Inc.*	16,800	929,208
EnerNOC, Inc.*	8,000	91,200
Epiq Systems, Inc.	14,800	265,364
Fair Isaac Corp.	21,800	1,934,096
Fleetmatics Group plc*	23,700	1,062,945
Guidance Software, Inc.*	28,000	151,480
Guidewire Software, Inc.*	274,945	14,464,856
Imperva, Inc.*	13,800	589,260
Infoblox, Inc.*	36,200	864,094
Interactive Intelligence Group, Inc.*	10,200	420,036
Jive Software, Inc.*	2,600	13,338
Kofax Ltd.*	41,000	448,950
Manhattan Associates, Inc.*	48,200	2,439,402
Mavenir Systems, Inc.*	1,200	21,288
Mentor Graphics Corp.	64,800	1,557,144
MicroStrategy, Inc., Class A*	5,900	998,221
Model N, Inc.*	1,100	13,156
Monotype Imaging Holdings, Inc.	25,800	842,112
NetScout Systems, Inc.*	26,800	1,175,180
NetSuite, Inc.*	152,080	14,106,941
Park City Group, Inc.*	800	11,024
Pegasystems, Inc.	25,400	552,450
Progress Software Corp.*	31,250	849,062
Proofpoint, Inc.*	23,500	1,391,670
PROS Holdings, Inc.*	16,700	412,657
QAD, Inc., Class A	300	7,260
Qlik Technologies, Inc.*	54,610	1,700,009
Qualys, Inc.*	12,500	581,000
Rally Software Development Corp.*	2,000	31,380
RealPage, Inc.*	27,800	559,892
Rosetta Stone, Inc.*	6,800	51,748
Sapiens International Corp. N.V.*	1,500	12,300
SeaChange International, Inc.*	1,400	10,990
ServiceNow, Inc.*	228,402	17,993,510
SolarWinds, Inc.*	362,128	18,555,439
SS&C Technologies Holdings, Inc.	42,100	2,622,830
Synchronoss Technologies, Inc.*	19,000	901,740
Tableau Software, Inc., Class A*	169,171	15,651,701
Take-Two Interactive Software, Inc.*	406,086	10,336,919
Tangoe, Inc.*	17,000	234,600
TeleCommunication Systems, Inc., Class A*	3,000	11,490
TiVo, Inc.*	83,700	888,057
Tyler Technologies, Inc.*	20,500	2,470,865
Ultimate Software Group, Inc.*	108,071	18,367,207
VASCO Data Security International, Inc.*	18,300	394,182
Verint Systems, Inc.*	37,321	2,311,290
Zix Corp.*	24,700	97,071

		184,899,158

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	24,700	693,576
Dot Hill Systems Corp.*	2,700	14,310
Electronics for Imaging, Inc.*	29,449	1,229,496
Immersion Corp.*	18,000	165,240
Intevac, Inc.*	700	4,298
QLogic Corp.*	51,500	759,110
Quantum Corp.*	7,400	11,840
Silicon Graphics International Corp.*	1,000	8,690
Super Micro Computer, Inc.*	22,600	750,546
Violin Memory, Inc.*	1,700	6,409

		3,643,515

Total Information Technology		442,598,590

Materials (3.1%)
Chemicals (1.8%)
A. Schulman, Inc.	18,100	872,420
Axiall Corp.	46,000	2,159,240
Balchem Corp.	20,800	1,151,904
Calgon Carbon Corp.	36,300	764,841
Chemtura Corp.*	56,000	1,528,240
Ferro Corp.*	44,554	559,153
Flotek Industries, Inc.*	35,800	527,692
H.B. Fuller Co.	34,400	1,474,728
Hawkins, Inc.	1,600	60,784
Innophos Holdings, Inc.	11,900	670,684
Innospec, Inc.	17,000	788,630
Intrepid Potash, Inc.*	39,500	456,225
KMG Chemicals, Inc.	7,100	189,783
Koppers Holdings, Inc.	11,900	234,192
Kraton Performance Polymers, Inc.*	22,900	462,809
LSB Industries, Inc.*	11,500	475,295
Minerals Technologies, Inc.	19,600	1,432,760
Olin Corp.	44,200	1,416,168
OM Group, Inc.	24,600	738,738
OMNOVA Solutions, Inc.*	3,400	29,002
PolyOne Corp.	474,444	17,720,483
Quaker Chemical Corp.	10,100	864,964
Rentech, Inc.*	114,200	127,904
Sensient Technologies Corp.	30,100	2,073,288
Stepan Co.	11,600	483,256
Trecora Resources*	11,600	141,520
Tredegar Corp.	14,700	295,617
Tronox Ltd., Class A	39,000	792,870

		38,493,190

Construction Materials (0.1%)
Headwaters, Inc.*	46,200	847,308
Martin Marietta Materials, Inc.	11,230	1,569,954

		2,417,262

Containers & Packaging (0.3%)
Berry Plastics Group, Inc.*	57,100	2,066,449
Graphic Packaging Holding Co.	207,678	3,019,638
Myers Industries, Inc.	13,900	243,667

		5,329,754

Metals & Mining (0.5%)
AK Steel Holding Corp.*	86,000	384,420
Ampco-Pittsburgh Corp.	400	6,984
Century Aluminum Co.*	34,900	481,620
Coeur Mining, Inc.*	61,170	288,111
Commercial Metals Co.	84,500	1,368,055
Globe Specialty Metals, Inc.	45,200	855,184
Haynes International, Inc.	11,800	526,398
Hecla Mining Co.	222,100	661,858
Horsehead Holding Corp.*	30,500	386,130
Kaiser Aluminum Corp.	11,000	845,790
Materion Corp.	14,300	549,549
RTI International Metals, Inc.*	19,000	682,290
Schnitzer Steel Industries, Inc., Class A	16,000	253,760
Stillwater Mining Co.*	77,875	1,006,145
SunCoke Energy, Inc.	34,130	509,902
U.S. Silica Holdings, Inc.	34,200	1,217,862

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Stainless & Alloy Products, Inc.*	200	$5,244
Worthington Industries, Inc.	33,799	899,391

		10,928,693

Paper & Forest Products (0.4%)
Boise Cascade Co.*	25,000	936,500
Clearwater Paper Corp.*	12,828	837,669
Deltic Timber Corp.	7,100	470,375
KapStone Paper and Packaging Corp.	52,100	1,710,964
Louisiana-Pacific Corp.*	84,400	1,393,444
Neenah Paper, Inc.	10,100	631,654
P.H. Glatfelter Co.	29,400	809,382
Resolute Forest Products, Inc.*	45,800	790,050
Schweitzer-Mauduit International, Inc.	22,800	1,051,536
Wausau Paper Corp.	11,400	108,642

		8,740,216

Total Materials		65,909,115

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	528,360
Atlantic Tele-Network, Inc.	8,300	574,526
Cincinnati Bell, Inc.*	152,000	536,560
Cogent Communications Holdings, Inc.	34,100	1,204,753
Consolidated Communications Holdings, Inc.	31,299	638,500
FairPoint Communications, Inc.*	26,500	466,400
General Communication, Inc., Class A*	27,600	434,976
Globalstar, Inc.*	174,400	580,752
IDT Corp., Class B	11,400	202,350
inContact, Inc.*	39,000	425,100
Inteliquent, Inc.	19,800	311,652
Iridium Communications, Inc.*	34,300	333,053
Lumos Networks Corp.	2,500	38,150
magicJack VocalTec Ltd.*	4,400	30,096
Premiere Global Services, Inc.*	34,199	326,942
Vonage Holdings Corp.*	90,900	446,319

		7,078,489

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	26,700	201,318
Leap Wireless International, Inc.*†	38,700	73,143
NTELOS Holdings Corp.	19,800	95,040
Shenandoah Telecommunications Co.	13,664	425,770
Spok Holdings, Inc.	10,243	196,359

		991,630

Total Telecommunication Services		8,070,119

Utilities (1.7%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,440,348
Cleco Corp.	34,600	1,886,392
El Paso Electric Co.	27,800	1,074,192
Empire District Electric Co.	27,825	690,617
IDACORP, Inc.	29,000	1,823,230
MGE Energy, Inc.	23,100	1,023,792
NRG Yield, Inc., Class A	14,900	755,877
Otter Tail Corp.	25,300	813,901
PNM Resources, Inc.	52,900	1,544,680
Portland General Electric Co.	50,400	1,869,336
UIL Holdings Corp.	38,050	1,956,531

		14,878,896

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	8,040	406,904
Laclede Group, Inc.	26,900	1,377,818
New Jersey Resources Corp.	47,800	1,484,668
Northwest Natural Gas Co.	20,100	963,795
ONE Gas, Inc.	33,000	1,426,590
Piedmont Natural Gas Co., Inc.#	49,500	1,827,045
South Jersey Industries, Inc.	22,600	1,226,728
Southwest Gas Corp.	26,600	1,547,322
WGL Holdings, Inc.	29,700	1,675,080

		11,935,950

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	17,919	605,304
Dynegy, Inc.*	76,651	2,409,141
Pattern Energy Group, Inc.	25,100	710,832
TerraForm Power, Inc., Class A	14,468	528,226

		4,253,503

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,110,850
Black Hills Corp.	26,200	1,321,528
NorthWestern Corp.	27,691	1,489,499

		3,921,877

Water Utilities (0.1%)
American States Water Co.	24,000	957,360
California Water Service Group	35,100	860,301
Connecticut Water Service, Inc.	900	32,697
York Water Co.	2,800	67,984

		1,918,342

Total Utilities		36,908,568

Total Common Stocks (98.8%) (Cost $1,291,812,189)		2,101,763,996

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	$14,037

Total Financials		14,037

Total Corporate Bonds		14,037

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		14,037

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*† (Cost $—)	11,400	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	11,460	—

Total Investments (98.8%) (Cost $1,291,826,589)		2,101,778,033
Other Assets Less Liabilities (1.2%)		26,306,162

Net Assets (100%)		$2,128,084,195

*	Non-income producing.

†	Securities (totaling $115,335 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,516,583.

Glossary:

ADR — American Depositary Receipt

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	33	June-15	$3,967,811	$4,121,370	$153,559

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$350,536,000	$—	$—		$350,536,000
Consumer Staples	58,198,853	—	—		58,198,853
Energy	67,235,514	—	—		67,235,514
Financials	341,501,109	—	—		341,501,109
Health Care	372,496,882	—	42,192		372,539,074
Industrials	358,267,054	—	—		358,267,054
Information Technology	442,598,590	—	—		442,598,590
Materials	65,909,115	—	—		65,909,115
Telecommunication Services	7,996,976	—	73,143		8,070,119
Utilities	36,908,568	—	—		36,908,568
Corporate Bonds
Financials	—	14,037	—		14,037
Futures	153,559	—	—		153,559
Rights
Health Care	—	—	—	(b)	—
Warrants
Energy	—	—	—	(b)	—

Total Assets	$2,101,802,220	$14,037	$115,335		$2,101,931,592

Total Liabilities	$—	$—	$—		$—

Total	$2,101,802,220	$14,037	$115,335		$2,101,931,592

(a)	Securities with a market value of $77,493 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$855,542,765
Aggregate gross unrealized depreciation	(53,097,203)

Net unrealized appreciation	$802,445,562

Federal income tax cost of investments	$1,299,332,471

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (1.3%)
Lear Corp.	225,256	$24,962,870

Automobiles (1.6%)
General Motors Co.	727,907	27,296,513
Thor Industries, Inc.	46,816	2,959,239

		30,255,752

Hotels, Restaurants & Leisure (0.0%)
Wyndham Worldwide Corp.	8,710	787,993

Household Durables (1.8%)
Newell Rubbermaid, Inc.	821,459	32,094,403
Tupperware Brands Corp.	56,290	3,885,136

		35,979,539

Media (4.1%)
Cablevision Systems Corp. - New York Group, Class A	535,670	9,802,761
Comcast Corp., Class A	226,610	12,704,890
Interpublic Group of Cos., Inc.	310,750	6,873,790
Starz, Class A*	80,592	2,773,171
Time Warner Cable, Inc.	58,440	8,758,987
Viacom, Inc., Class B	570,961	38,996,636

		79,910,235

Multiline Retail (1.1%)
Macy’s, Inc.	338,930	21,999,946

Specialty Retail (2.6%)
Gap, Inc.	381,600	16,534,728
GNC Holdings, Inc., Class A	700,770	34,386,784

		50,921,512

Total Consumer Discretionary		244,817,847

Consumer Staples (2.3%)
Food & Staples Retailing (1.8%)
CVS Health Corp.	59,342	6,124,688
Kroger Co.	388,961	29,817,750

		35,942,438

Food Products (0.5%)
Kellogg Co.	11,630	766,998
Mondelez International, Inc., Class A	5,520	199,217
Tyson Foods, Inc., Class A	213,000	8,157,900

		9,124,115

Total Consumer Staples		45,066,553

Energy (11.8%)
Energy Equipment & Services (0.0%)
Halliburton Co.	19,600	860,048

Oil, Gas & Consumable Fuels (11.8%)
Apache Corp.	498,890	30,098,034
Gulfport Energy Corp.*	503,766	23,127,897
Marathon Oil Corp.	2,262,545	59,075,050
Marathon Petroleum Corp.	310,422	31,784,109
Suncor Energy, Inc.	1,032,597	30,203,462
Valero Energy Corp.	890,292	56,640,377

		230,928,929

Total Energy		231,788,977

Financials (28.7%)
Banks (12.6%)
Citigroup, Inc.	1,637,004	84,338,446
JPMorgan Chase & Co.	1,451,476	87,930,416
KeyCorp	793,610	11,237,518
Regions Financial Corp.	1,502,696	14,200,477
Wells Fargo & Co.	882,912	48,030,413

		245,737,270

Capital Markets (1.1%)
KKR & Co. L.P.	171,611	3,914,447
Morgan Stanley	449,484	16,042,084
State Street Corp.	15,742	1,157,509

		21,114,040

Consumer Finance (5.2%)
Capital One Financial Corp.	590,686	46,557,870
Discover Financial Services	823,896	46,426,540
SLM Corp.*	1,032,020	9,577,146

		102,561,556

Diversified Financial Services (2.1%)
Intercontinental Exchange, Inc.	4,210	982,067
NASDAQ OMX Group, Inc.	771,151	39,282,432

		40,264,499

Insurance (6.0%)
ACE Ltd.	57,531	6,414,131
CNO Financial Group, Inc.	102,130	1,758,679
Genworth Financial, Inc., Class A*	1,678,142	12,267,218
Hartford Financial Services Group, Inc.	593,866	24,835,476
Lincoln National Corp.	506,041	29,077,116
MetLife, Inc.	141,151	7,135,183
Prudential Financial, Inc.	210,580	16,911,680
XL Group plc	518,375	19,076,200

		117,475,683

Real Estate Investment Trusts (REITs) (1.6%)
Brixmor Property Group, Inc. (REIT)	150,700	4,001,085
Outfront Media, Inc. (REIT)	677,357	20,266,521
Starwood Property Trust, Inc. (REIT)	311,770	7,576,011

		31,843,617

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	14,966	2,550,206

Total Financials		561,546,871

Health Care (18.1%)
Health Care Equipment & Supplies (6.3%)
Baxter International, Inc.	516,550	35,383,675
Hologic, Inc.*	524,950	17,336,474
Medtronic plc	740,010	57,713,380
Zimmer Holdings, Inc.	106,446	12,509,534

		122,943,063

Health Care Providers & Services (4.4%)
Cigna Corp.	36,530	4,728,443
Community Health Systems, Inc.*	428,650	22,409,822
Laboratory Corp. of America Holdings*	148,640	18,742,017
Quest Diagnostics, Inc.	510,336	39,219,322

		85,099,604

Pharmaceuticals (7.4%)
Johnson & Johnson	110,560	11,122,336
Pfizer, Inc.	2,820,686	98,131,666

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	583,552	$36,355,290

		145,609,292

Total Health Care		353,651,959

Industrials (4.4%)
Aerospace & Defense (2.3%)
Honeywell International, Inc.	56,938	5,939,203
Northrop Grumman Corp.	53,409	8,596,713
Raytheon Co.	232,145	25,361,841
Spirit AeroSystems Holdings, Inc., Class A*	108,530	5,666,351

		45,564,108

Airlines (0.3%)
American Airlines Group, Inc.	107,140	5,654,849

Construction & Engineering (0.7%)
AECOM*	192,450	5,931,309
Jacobs Engineering Group, Inc.*	169,790	7,667,717

		13,599,026

Machinery (0.1%)
Stanley Black & Decker, Inc.	8,140	776,230

Professional Services (1.0%)
ManpowerGroup, Inc.	25,020	2,155,473
Nielsen N.V.	398,130	17,744,654

		19,900,127

Total Industrials		85,494,340

Information Technology (12.4%)
Communications Equipment (7.8%)
Cisco Systems, Inc.	2,897,553	79,755,146
QUALCOMM, Inc.	675,790	46,859,279
Telefonaktiebolaget LM Ericsson (ADR)	2,092,020	26,254,851

		152,869,276

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc.	108,010	4,806,445

IT Services (0.9%)
Total System Services, Inc.	134,150	5,117,822
Western Union Co.	199,529	4,152,198
Xerox Corp.	695,496	8,937,124

		18,207,144

Semiconductors & Semiconductor Equipment (0.8%)
Teradyne, Inc.	853,896	16,095,940

Software (2.6%)
Microsoft Corp.	696,947	28,334,380
Oracle Corp.	406,354	17,534,175
Symantec Corp.	164,789	3,850,295

		49,718,850

Total Information Technology		241,697,655

Materials (2.2%)
Chemicals (2.1%)
Akzo Nobel N.V. (ADR)	920,220	23,157,337
Celanese Corp.	73,750	4,119,675
LyondellBasell Industries N.V., Class A	164,834	14,472,425

		41,749,437

Containers & Packaging (0.1%)
Crown Holdings, Inc.*	38,320	2,070,046

Total Materials		43,819,483

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	835,920	40,650,790

Wireless Telecommunication Services (1.4%)
Telephone & Data Systems, Inc.	848,872	21,136,912
U.S. Cellular Corp.	169,065	6,039,002

		27,175,914

Total Telecommunication Services		67,826,704

Utilities (2.7%)
Electric Utilities (0.6%)
Edison International	55,440	3,463,337
Exelon Corp.	65,230	2,192,380
PPL Corp.	200,950	6,763,977

		12,419,694

Gas Utilities (0.4%)
UGI Corp.	202,658	6,604,624

Independent Power and Renewable Electricity Producers (1.7%)
AES Corp.	2,179,600	28,007,860
Dynegy, Inc.*	176,620	5,551,167

		33,559,027

Total Utilities		52,583,345

Total Common Stocks (98.6%) (Cost $1,537,565,263)		1,928,293,734

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Tyson Foods, Inc.
4.750%	102,385	4,963,625

Total Consumer Staples		4,963,625

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc.
6.250%	13,800	1,618,050

Total Industrials		1,618,050

Total Convertible Preferred Stock (0.3%) (Cost $6,521,755)		6,581,675

Total Investments (98.9%) (Cost $1,544,087,018)		1,934,875,409
Other Assets Less Liabilities (1.1%)		21,666,362

Net Assets (100%)		$1,956,541,771

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$244,817,847	$—	$—	$244,817,847
Consumer Staples	45,066,553	—	—	45,066,553
Energy	231,788,977	—	—	231,788,977
Financials	561,546,871	—	—	561,546,871
Health Care	353,651,959	—	—	353,651,959
Industrials	85,494,340	—	—	85,494,340
Information Technology	241,697,655	—	—	241,697,655
Materials	43,819,483	—	—	43,819,483
Telecommunication Services	67,826,704	—	—	67,826,704
Utilities	52,583,345	—	—	52,583,345
Convertible Preferred Stocks
Consumer Staples	4,963,625	—	—	4,963,625
Industrials	1,618,050	—	—	1,618,050

Total Assets	$1,934,875,409	$—	$—	$1,934,875,409

Total Liabilities	$—	$—	$—	$—

Total	$1,934,875,409	$—	$—	$1,934,875,409

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$410,671,823
Aggregate gross unrealized depreciation	(41,595,169)

Net unrealized appreciation	$369,076,654

Federal income tax cost of investments	$1,565,798,755

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Automobiles (1.4%)
Ford Motor Co.	724,988	$11,701,306

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	142,132	8,749,646
Las Vegas Sands Corp.	114,500	6,302,080
Wyndham Worldwide Corp.	73,800	6,676,686

		21,728,412

Household Durables (0.7%)
Garmin Ltd.	128,700	6,115,824

Media (1.8%)
Interpublic Group of Cos., Inc.	209,700	4,638,564
Thomson Reuters Corp.	271,000	10,991,760

		15,630,324

Specialty Retail (2.1%)
Best Buy Co., Inc.	163,700	6,186,223
Foot Locker, Inc.	70,200	4,422,600
Lowe’s Cos., Inc.	93,600	6,962,904

		17,571,727

Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	64,200	4,834,902

Total Consumer Discretionary		77,582,495

Consumer Staples (7.3%)
Beverages (1.3%)
Dr. Pepper Snapple Group, Inc.	142,800	11,206,944

Food & Staples Retailing (1.3%)
Whole Foods Market, Inc.	210,200	10,947,216

Food Products (1.3%)
Archer-Daniels-Midland Co.	225,800	10,702,920

Household Products (2.4%)
Colgate-Palmolive Co.	184,500	12,793,230
Procter & Gamble Co.	95,898	7,857,882

		20,651,112

Tobacco (1.0%)
Altria Group, Inc.	168,500	8,428,370

Total Consumer Staples		61,936,562

Energy (9.3%)
Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	124,200	10,285,002
Chesapeake Energy Corp.	358,700	5,079,192
Chevron Corp.	102,950	10,807,691
ConocoPhillips Co.	137,755	8,576,626
Exxon Mobil Corp.	279,571	23,763,535
Kinder Morgan, Inc.	113,200	4,761,192
PBF Energy, Inc., Class A	141,200	4,789,504
Statoil ASA (ADR)	308,800	5,431,792
Tesoro Corp.	61,300	5,596,077

Total Energy		79,090,611

Financials (27.9%)
Banks (11.6%)
Bank of America Corp.	1,410,900	21,713,751
JPMorgan Chase & Co.	394,448	23,895,660
KeyCorp	1,082,638	15,330,154
PNC Financial Services Group, Inc.	153,361	14,299,380
SunTrust Banks, Inc./Georgia	271,103	11,139,622
Wells Fargo & Co.	236,600	12,871,040

		99,249,607

Capital Markets (5.7%)
Ameriprise Financial, Inc.	137,900	18,042,836
Bank of New York Mellon Corp.	323,100	13,001,544
Goldman Sachs Group, Inc.	91,440	17,187,977

		48,232,357

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	112,200	16,192,704

Insurance (5.0%)
Endurance Specialty Holdings Ltd.	190,872	11,669,914
Hartford Financial Services Group, Inc.	211,662	8,851,705
PartnerReinsurance Ltd.	78,600	8,986,338
Prudential Financial, Inc.	163,600	13,138,716

		42,646,673

Real Estate Investment Trusts (REITs) (3.7%)
Brixmor Property Group, Inc. (REIT)	241,600	6,414,480
DuPont Fabros Technology, Inc. (REIT)	165,200	5,398,736
Host Hotels & Resorts, Inc. (REIT)	321,800	6,493,924
RLJ Lodging Trust (REIT)	230,900	7,229,479
Sun Communities, Inc. (REIT)	91,396	6,097,941

		31,634,560

Total Financials		237,955,901

Health Care (16.8%)
Biotechnology (1.8%)
Amgen, Inc.	96,387	15,407,462

Health Care Providers & Services (7.1%)
Aetna, Inc.	67,800	7,222,734
Anthem, Inc.	140,353	21,671,907
Cardinal Health, Inc.	147,300	13,296,771
UnitedHealth Group, Inc.	152,400	18,027,396

		60,218,808

Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	269,700	17,395,650
Eli Lilly & Co.	312,308	22,689,176
Johnson & Johnson	99,617	10,021,470
Shire plc (ADR)	35,110	8,401,472
Teva Pharmaceutical Industries Ltd. (ADR)	145,900	9,089,570

		67,597,338

Total Health Care		143,223,608

Industrials (8.8%)
Aerospace & Defense (3.6%)
Northrop Grumman Corp.	142,800	22,985,088
Orbital ATK, Inc.	103,600	7,938,868

		30,923,956

Airlines (1.1%)
Alaska Air Group, Inc.	144,600	9,569,628

Commercial Services & Supplies (0.7%)
Waste Management, Inc.	114,500	6,209,335

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.4%)
General Electric Co.	475,693	$11,801,944

Machinery (0.9%)
CNH Industrial N.V.	881,000	7,188,960

Road & Rail (0.6%)
Ryder System, Inc.	52,500	4,981,725

Trading Companies & Distributors (0.5%)
TAL International Group, Inc.*	106,010	4,317,787

Total Industrials		74,993,335

Information Technology (11.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	308,700	8,496,967

IT Services (4.2%)
Booz Allen Hamilton Holding Corp.	391,800	11,338,692
Broadridge Financial Solutions, Inc.	165,200	9,087,652
Computer Sciences Corp.	146,400	9,556,992
Xerox Corp.	489,500	6,290,075

		36,273,411

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	606,400	18,962,128
Lam Research Corp.	90,300	6,342,220

		25,304,348

Software (1.7%)
Microsoft Corp.	369,300	15,013,892

Technology Hardware, Storage & Peripherals (1.8%)
Hewlett-Packard Co.	255,200	7,952,032
Lexmark International, Inc., Class A	168,500	7,134,290

		15,086,322

Total Information Technology		100,174,940

Materials (1.5%)
Chemicals (0.6%)
LyondellBasell Industries N.V., Class A	57,107	5,013,995

Metals & Mining (0.5%)
U.S. Silica Holdings, Inc.	131,700	4,689,837

Paper & Forest Products (0.4%)
International Paper Co.	62,400	3,462,576

Total Materials		13,166,408

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	319,300	10,425,145
CenturyLink, Inc.	149,100	5,151,405

Total Telecommunication Services		15,576,550

Utilities (4.3%)
Electric Utilities (2.4%)
Edison International	176,500	11,025,955
PPL Corp.	285,700	9,616,662

		20,642,617

Gas Utilities (0.6%)
UGI Corp.	164,450	5,359,426

Multi-Utilities (1.3%)
CMS Energy Corp.	304,600	10,633,586

Total Utilities		36,635,629

Total Investments (98.5%) (Cost $653,401,559)		840,336,039
Other Assets Less Liabilities (1.5%)		12,639,795

Net Assets (100%)		$852,975,834

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,582,495	$—	$—	$77,582,495
Consumer Staples	61,936,562	—	—	61,936,562
Energy	79,090,611	—	—	79,090,611
Financials	237,955,901	—	—	237,955,901
Health Care	143,223,608	—	—	143,223,608
Industrials	74,993,335	—	—	74,993,335
Information Technology	100,174,940	—	—	100,174,940
Materials	13,166,408	—	—	13,166,408
Telecommunication Services	15,576,550	—	—	15,576,550
Utilities	36,635,629	—	—	36,635,629

Total Assets	$840,336,039	$—	$—	$840,336,039

Total Liabilities	$—	$—	$—	$—

Total	$840,336,039	$—	$—	$840,336,039

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,391,687
Aggregate gross unrealized depreciation	(19,037,476)

Net unrealized appreciation	$186,354,211

Federal income tax cost of investments	$653,981,828

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.8%)
Autoliv, Inc.	907	$106,818
BorgWarner, Inc.	2,261	136,745
Delphi Automotive plc	3,062	244,164
Gentex Corp.	3,007	55,028
Johnson Controls, Inc.	6,823	344,152
Tenneco, Inc.*	555	31,868
TRW Automotive Holdings Corp.*	1,160	121,626
Visteon Corp.*	410	39,524

		1,079,925

Automobiles (0.7%)
Ford Motor Co.	40,878	659,771
Harley-Davidson, Inc.	2,109	128,101
Tesla Motors, Inc.*	998	188,392

		976,264

Distributors (0.1%)
Genuine Parts Co.	1,549	144,351
Pool Corp.	400	27,904

		172,255

Diversified Consumer Services (0.1%)
DeVry Education Group, Inc.	521	17,381
Graham Holdings Co., Class B	45	47,233
Sotheby’s, Inc.	561	23,708

		88,322

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	586	36,074
Cheesecake Factory, Inc.	418	20,620
Chipotle Mexican Grill, Inc.*	322	209,474
Darden Restaurants, Inc.	1,202	83,347
Dunkin’ Brands Group, Inc.	952	45,277
Jack in the Box, Inc.	354	33,956
McDonald’s Corp.	10,125	986,580
Panera Bread Co., Class A*	233	37,279
Starbucks Corp.	7,785	737,239
Vail Resorts, Inc.	328	33,922
Wendy’s Co.	2,498	27,228

		2,250,996

Household Durables (0.5%)
D.R. Horton, Inc.	3,498	99,623
Garmin Ltd.	1,256	59,685
Harman International Industries, Inc.	687	91,804
Leggett & Platt, Inc.	1,402	64,618
Mohawk Industries, Inc.*	618	114,794
NVR, Inc.*	40	53,146
PulteGroup, Inc.	3,394	75,449
Tempur Sealy International, Inc.*	552	31,873
Tupperware Brands Corp.	457	31,542
Whirlpool Corp.	821	165,891

		788,425

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	3,948	1,469,051
Expedia, Inc.	1,103	103,825
Liberty Interactive Corp.*	4,819	140,667
Liberty TripAdvisor Holdings, Inc.*	627	19,932
Liberty Ventures*	1,407	59,108
Netflix, Inc.*	610	254,181
Priceline Group, Inc.*	540	628,641
TripAdvisor, Inc.*	1,131	94,065

		2,769,470

Leisure Products (0.2%)
Hasbro, Inc.	1,151	72,789
Mattel, Inc.	3,350	76,548
Polaris Industries, Inc.	608	85,789

		235,126

Media (4.9%)
AMC Networks, Inc., Class A*	538	41,232
CBS Corp. (Non-Voting), Class B	4,973	301,513
Charter Communications, Inc., Class A*	863	166,654
Comcast Corp., Class A	26,980	1,523,561
DIRECTV*	5,206	443,031
Discovery Communications, Inc., Class A*	1,359	41,803
DISH Network Corp., Class A*	2,215	155,183
DreamWorks Animation SKG, Inc., Class A*	655	15,851
Gannett Co., Inc.	2,263	83,912
John Wiley & Sons, Inc., Class A	426	26,046
Liberty Broadband Corp.*	846	47,857
Liberty Global plc*	8,748	439,901
Liberty Media Corp.*	2,930	112,241
Madison Square Garden Co., Class A*	624	52,822
Meredith Corp.	333	18,571
Morningstar, Inc.	182	13,634
New York Times Co., Class A	1,193	16,416
Omnicom Group, Inc.	2,574	200,720
Regal Entertainment Group, Class A	722	16,490
Scripps Networks Interactive, Inc., Class A	1,041	71,371
Sinclair Broadcast Group, Inc., Class A	657	20,636
Sirius XM Holdings, Inc.*	26,368	100,726
Starz, Class A*	802	27,597
Time Warner Cable, Inc.	2,987	447,691
Time Warner, Inc.	8,607	726,775
Time, Inc.	993	22,283
Viacom, Inc., Class B	3,820	260,906
Walt Disney Co.	16,260	1,705,511

		7,100,934

Multiline Retail (0.9%)
Big Lots, Inc.	510	24,495
Dillard’s, Inc., Class A	235	32,080
Dollar General Corp.*	3,185	240,085
Dollar Tree, Inc.*	2,099	170,324
Family Dollar Stores, Inc.	962	76,229
Kohl’s Corp.	2,081	162,838
Nordstrom, Inc.	1,415	113,653
Target Corp.	6,601	541,744

		1,361,448

Specialty Retail (3.5%)
Advance Auto Parts, Inc.	785	117,507
American Eagle Outfitters, Inc.	1,585	27,072
Ascena Retail Group, Inc.*	1,191	17,281
Bed Bath & Beyond, Inc.*	1,922	147,562
Best Buy Co., Inc.	3,277	123,838
Buckle, Inc.	255	13,028
CarMax, Inc.*	2,125	146,646
Chico’s FAS, Inc.	1,387	24,536

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CST Brands, Inc.	686	$30,067
DSW, Inc., Class A	650	23,972
GameStop Corp., Class A	1,023	38,833
Gap, Inc.	2,674	115,864
GNC Holdings, Inc., Class A	821	40,287
Home Depot, Inc.	13,708	1,557,366
L Brands, Inc.	2,550	240,440
Lowe’s Cos., Inc.	10,044	747,173
Lumber Liquidators Holdings, Inc.*	246	7,572
Murphy USA, Inc.*	390	28,224
O’Reilly Automotive, Inc.*	1,027	222,079
Ross Stores, Inc.	2,102	221,467
Sally Beauty Holdings, Inc.*	1,230	42,275
Signet Jewelers Ltd.	803	111,448
Staples, Inc.	6,363	103,621
Tiffany & Co.	1,128	99,275
TJX Cos., Inc.	7,056	494,273
Tractor Supply Co.	1,356	115,341
Ulta Salon Cosmetics & Fragrance, Inc.*	645	97,298
Williams-Sonoma, Inc.	886	70,623

		5,024,968

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	553	51,136
Deckers Outdoor Corp.*	314	22,881
Fossil Group, Inc.*	423	34,877
Hanesbrands, Inc.	4,225	141,580
Kate Spade & Co.*	1,370	45,744
lululemon athletica, Inc.*	1,060	67,861
Michael Kors Holdings Ltd.*	2,115	139,061
NIKE, Inc., Class B	7,264	728,797
PVH Corp.	822	87,592
Under Armour, Inc., Class A*	1,727	139,455
Wolverine World Wide, Inc.	922	30,841

		1,489,825

Total Consumer Discretionary		23,337,958

Consumer Staples (8.5%)
Beverages (2.3%)
Coca-Cola Co.	40,823	1,655,373
Dr. Pepper Snapple Group, Inc.	1,993	156,411
PepsiCo, Inc.	15,436	1,475,990

		3,287,774

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	343	30,904
Costco Wholesale Corp.	4,528	685,969
CVS Health Corp.	11,779	1,215,711
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)	2,090	1,045
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)†	2,090	102
Sysco Corp.	6,183	233,285
United Natural Foods, Inc.*	451	34,745
Walgreens Boots Alliance, Inc.	9,062	767,370
Whole Foods Market, Inc.	3,754	195,508

		3,164,639

Food Products (1.4%)
Campbell Soup Co.	1,795	83,557
Darling Ingredients, Inc.*	1,495	20,945
Flowers Foods, Inc.	1,671	37,999
General Mills, Inc.	6,266	354,656
Hain Celestial Group, Inc.*	1,023	65,523
Hershey Co.	1,483	149,649
Ingredion, Inc.	676	52,606
J.M. Smucker Co.	1,010	116,887
Kellogg Co.	2,664	175,691
Keurig Green Mountain, Inc.	1,246	139,216
Kraft Foods Group, Inc.	6,054	527,394
Lancaster Colony Corp.	176	16,750
McCormick & Co., Inc. (Non-Voting)	1,294	99,780
Post Holdings, Inc.*	538	25,200
TreeHouse Foods, Inc.*	382	32,478
WhiteWave Foods Co.*	1,762	78,127

		1,976,458

Household Products (2.5%)
Church & Dwight Co., Inc.	1,342	114,634
Clorox Co.	1,321	145,825
Colgate-Palmolive Co.	8,935	619,553
Kimberly-Clark Corp.	3,906	418,372
Procter & Gamble Co.	28,109	2,303,251

		3,601,635

Personal Products (0.1%)
Avon Products, Inc.	3,952	31,576
Estee Lauder Cos., Inc., Class A	2,244	186,611

		218,187

Total Consumer Staples		12,248,693

Energy (1.8%)
Energy Equipment & Services (0.5%)
Bristow Group, Inc.	322	17,533
Cameron International Corp.*	2,062	93,038
CARBO Ceramics, Inc.	179	5,461
Core Laboratories N.V.	412	43,050
Dresser-Rand Group, Inc.*	782	62,834
Dril-Quip, Inc.*	362	24,757
Exterran Holdings, Inc.	609	20,444
FMC Technologies, Inc.*	2,330	86,233
Helix Energy Solutions Group, Inc.*	891	13,329
National Oilwell Varco, Inc.	4,545	227,205
Noble Corp. plc	2,308	32,958
Tidewater, Inc.	452	8,651
Unit Corp.*	419	11,724

		647,217

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.*	2,245	173,763
Cimarex Energy Co.	882	101,509
Denbury Resources, Inc.	3,206	23,372
Energen Corp.	665	43,890
EOG Resources, Inc.	5,684	521,166
EQT Corp.	1,507	124,885
ONEOK, Inc.	2,158	104,102
Pioneer Natural Resources Co.	1,569	256,547
QEP Resources, Inc.	1,503	31,338
Range Resources Corp.	1,690	87,948
SemGroup Corp., Class A	387	31,479
SM Energy Co.	614	31,732
Southwestern Energy Co.*	3,874	89,838
Spectra Energy Corp.	6,803	246,064
Teekay Corp.	418	19,466

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
World Fuel Services Corp.	657	$37,764

		1,924,863

Total Energy		2,572,080

Financials (17.0%)
Banks (8.3%)
Associated Banc-Corp.	1,407	26,170
BancorpSouth, Inc.	776	18,019
Bank of America Corp.	109,050	1,678,279
Bank of Hawaii Corp.	402	24,606
BB&T Corp.	7,374	287,512
BOK Financial Corp.	195	11,938
CIT Group, Inc.	1,839	82,976
Citigroup, Inc.	31,545	1,625,198
City National Corp./California	435	38,750
Comerica, Inc.	1,800	81,234
Commerce Bancshares, Inc./Missouri	751	31,782
Cullen/Frost Bankers, Inc.	498	34,402
East West Bancorp, Inc.	1,462	59,153
F.N.B. Corp./Pennsylvania	1,582	20,787
Fifth Third Bancorp	8,134	153,326
First Horizon National Corp.	2,151	30,738
First Niagara Financial Group, Inc.	3,221	28,474
First Republic Bank/California	1,345	76,786
FirstMerit Corp.	1,505	28,685
Fulton Financial Corp.	1,712	21,126
Hancock Holding Co.	743	22,186
Huntington Bancshares, Inc./Ohio	8,161	90,179
IBERIABANK Corp.	303	19,098
JPMorgan Chase & Co.	38,777	2,349,111
KeyCorp	8,630	122,201
M&T Bank Corp.	1,383	175,641
PNC Financial Services Group, Inc.	5,402	503,682
Popular, Inc.*	942	32,395
PrivateBancorp, Inc.	640	22,509
Prosperity Bancshares, Inc.	546	28,654
Regions Financial Corp.	13,855	130,930
Signature Bank/New York*	517	66,993
SunTrust Banks, Inc./Georgia	5,443	223,653
Susquehanna Bancshares, Inc.	1,707	23,403
SVB Financial Group*	517	65,680
Synovus Financial Corp.	1,264	35,405
TCF Financial Corp.	1,517	23,847
Texas Capital Bancshares, Inc.*	392	19,071
U.S. Bancorp/Minnesota	18,545	809,860
UMB Financial Corp.	344	18,194
Umpqua Holdings Corp.	2,074	35,631
Valley National Bancorp	1,730	16,331
Webster Financial Corp.	820	30,381
Wells Fargo & Co.	48,604	2,644,058
Zions Bancorp	2,110	56,970

		11,926,004

Capital Markets (3.2%)
Affiliated Managers Group, Inc.*	551	118,344
Ameriprise Financial, Inc.	1,882	246,241
Bank of New York Mellon Corp.	11,646	468,635
BlackRock, Inc.	1,325	484,738
Charles Schwab Corp.	11,954	363,880
E*TRADE Financial Corp.*	2,880	82,238
Eaton Vance Corp.	1,081	45,013
Federated Investors, Inc., Class B	866	29,349
Financial Engines, Inc.	471	19,702
Franklin Resources, Inc.	4,100	210,412
Goldman Sachs Group, Inc.	4,168	783,459
Invesco Ltd.	4,317	171,342
Janus Capital Group, Inc.	1,354	23,275
Legg Mason, Inc.	1,040	57,408
LPL Financial Holdings, Inc.	701	30,746
Morgan Stanley	15,907	567,721
Northern Trust Corp.	2,218	154,484
SEI Investments Co.	1,345	59,301
State Street Corp.	4,363	320,811
Stifel Financial Corp.*	599	33,394
T. Rowe Price Group, Inc.	2,690	217,836
TD Ameritrade Holding Corp.	2,724	101,496
Waddell & Reed Financial, Inc., Class A	766	37,948

		4,627,773

Consumer Finance (1.1%)
American Express Co.	9,602	750,108
Capital One Financial Corp.	5,694	448,801
Discover Financial Services	4,671	263,211
Navient Corp.	4,175	84,878
PRA Group, Inc.*	455	24,715
SLM Corp.	3,856	35,784

		1,607,497

Diversified Financial Services (0.9%)
CBOE Holdings, Inc.	885	50,804
CME Group, Inc./Illinois	3,252	307,997
Intercontinental Exchange, Inc.	1,143	266,628
McGraw Hill Financial, Inc.	2,848	294,483
Moody’s Corp.	1,839	190,888
MSCI, Inc.	1,059	64,927
NASDAQ OMX Group, Inc.	1,210	61,637
Voya Financial, Inc.	2,328	100,360

		1,337,724

Insurance (3.0%)
ACE Ltd.	3,418	381,073
Aflac, Inc.	4,570	292,526
Alleghany Corp.*	163	79,381
Allied World Assurance Co. Holdings AG	879	35,512
American Financial Group, Inc./Ohio	679	43,558
Aon plc	2,859	274,807
Arch Capital Group Ltd.*	1,337	82,359
Arthur J. Gallagher & Co.	1,624	75,922
Aspen Insurance Holdings Ltd.	595	28,102
Assured Guaranty Ltd.	1,531	40,403
Axis Capital Holdings Ltd.	955	49,259
Brown & Brown, Inc.	1,076	35,626
Chubb Corp.	2,363	238,899
Cincinnati Financial Corp.	1,474	78,535
CNO Financial Group, Inc.	1,932	33,269
Endurance Specialty Holdings Ltd.	405	24,762
Erie Indemnity Co., Class A	224	19,546
Everest Reinsurance Group Ltd.	453	78,822
First American Financial Corp.	973	34,717
FNF Group	2,785	102,377
Genworth Financial, Inc., Class A*	4,510	32,968
Hanover Insurance Group, Inc.	399	28,959
Hartford Financial Services Group, Inc.	4,276	178,822
HCC Insurance Holdings, Inc.	905	51,286

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kemper Corp.	454	$17,688
Lincoln National Corp.	2,603	149,568
Markel Corp.*	140	107,654
MBIA, Inc.*	1,282	11,923
Mercury General Corp.	329	19,000
PartnerReinsurance Ltd.	511	58,423
Primerica, Inc.	493	25,094
Principal Financial Group, Inc.	2,753	141,422
ProAssurance Corp.	529	24,286
Progressive Corp.	5,473	148,866
Prudential Financial, Inc.	4,682	376,011
Reinsurance Group of America, Inc.	701	65,326
RenaissanceReinsurance Holdings Ltd.	470	46,873
StanCorp Financial Group, Inc.	396	27,166
Torchmark Corp.	1,315	72,220
Travelers Cos., Inc.	3,380	365,479
Unum Group	2,525	85,168
Validus Holdings Ltd.	827	34,817
W. R. Berkley Corp.	1,057	53,389
White Mountains Insurance Group Ltd.	55	37,649
Willis Group Holdings plc	1,774	85,471
XL Group plc	2,624	96,563

		4,371,546

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	412	17,790
Altisource Portfolio Solutions S.A.*	147	1,892
CBRE Group, Inc., Class A*	2,798	108,311
Forest City Enterprises, Inc., Class A*	1,522	38,842
Howard Hughes Corp.*	372	57,667
Jones Lang LaSalle, Inc.	450	76,680
Realogy Holdings Corp.*	1,478	67,219
St. Joe Co.*	838	15,553

		383,954

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	5,003	52,432
MGIC Investment Corp.*	3,071	29,574
New York Community Bancorp, Inc.	4,469	74,766
Ocwen Financial Corp.*	1,033	8,522
People’s United Financial, Inc.	2,821	42,879
Radian Group, Inc.	1,735	29,131
Washington Federal, Inc.	906	19,755

		257,059

Total Financials		24,511,557

Health Care (17.2%)
Biotechnology (4.0%)
Alexion Pharmaceuticals, Inc.*	2,101	364,103
Alkermes plc*	1,574	95,967
Alnylam Pharmaceuticals, Inc.*	747	78,002
Amgen, Inc.	7,978	1,275,283
Biogen, Inc.*	2,477	1,045,889
Cepheid, Inc.*	639	36,359
Gilead Sciences, Inc.*	15,717	1,542,309
Incyte Corp.*	1,595	146,198
Isis Pharmaceuticals, Inc.*	1,210	77,041
Medivation, Inc.*	778	100,416
Myriad Genetics, Inc.*	678	24,001
Pharmacyclics, Inc.*	645	165,088
Regeneron Pharmaceuticals, Inc.*	762	344,028
Seattle Genetics, Inc.*	913	32,275
United Therapeutics Corp.*	476	82,079
Vertex Pharmaceuticals, Inc.*	2,523	297,638

		5,706,676

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	710	34,719
Align Technology, Inc.*	660	35,498
Baxter International, Inc.	5,671	388,463
Becton, Dickinson and Co.	2,140	307,282
Cooper Cos., Inc.	484	90,711
DENTSPLY International, Inc.	1,439	73,231
Edwards Lifesciences Corp.*	1,084	154,427
Halyard Health, Inc.*	424	20,861
Hologic, Inc.*	2,466	81,440
IDEXX Laboratories, Inc.*	457	70,597
Medtronic plc	14,697	1,146,219
ResMed, Inc.	1,397	100,277
Sirona Dental Systems, Inc.*	503	45,265
St. Jude Medical, Inc.	2,861	187,109
STERIS Corp.	540	37,946
Stryker Corp.	3,124	288,189
Teleflex, Inc.	431	52,078
Thoratec Corp.*	512	21,448
Varian Medical Systems, Inc.*	1,018	95,783
West Pharmaceutical Services, Inc.	643	38,715
Zimmer Holdings, Inc.	1,765	207,423

		3,477,681

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	2,178	247,573
Brookdale Senior Living, Inc.*	1,872	70,687
Cardinal Health, Inc.	3,427	309,355
Centene Corp.*	1,205	85,182
Cigna Corp.	2,664	344,828
DaVita HealthCare Partners, Inc.*	1,740	141,427
Express Scripts Holding Co.*	7,672	665,700
HCA Holdings, Inc.*	3,188	239,833
HealthSouth Corp.	840	37,262
Henry Schein, Inc.*	832	116,164
Laboratory Corp. of America Holdings*	1,050	132,395
LifePoint Hospitals, Inc.*	410	30,115
McKesson Corp.	2,396	541,975
MEDNAX, Inc.*	1,018	73,815
Owens & Minor, Inc.	573	19,390
Patterson Cos., Inc.	786	38,349
Quest Diagnostics, Inc.	1,468	112,816
Team Health Holdings, Inc.*	644	37,680
VCA, Inc.*	781	42,814
WellCare Health Plans, Inc.*	399	36,493

		3,323,853

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,539	18,406
athenahealth, Inc.*	402	47,995
Cerner Corp.*	3,201	234,505
Medidata Solutions, Inc.*	492	24,128

		325,034

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,549	147,461
Bio-Rad Laboratories, Inc., Class A*	185	25,008

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Techne Corp.	336	$33,697
Illumina, Inc.*	1,489	276,418
Mettler-Toledo International, Inc.*	286	93,994
Thermo Fisher Scientific, Inc.	4,140	556,168
Waters Corp.*	834	103,683

		1,236,429

Pharmaceuticals (7.5%)
AbbVie, Inc.	16,666	975,628
Bristol-Myers Squibb Co.	17,631	1,137,199
Eli Lilly & Co.	10,236	743,645
Endo International plc*	1,861	166,932
Jazz Pharmaceuticals plc*	638	110,240
Johnson & Johnson	28,956	2,913,051
Mallinckrodt plc*	1,181	149,574
Merck & Co., Inc.	29,436	1,691,981
Perrigo Co. plc	1,453	240,544
Pfizer, Inc.	64,938	2,259,193
Salix Pharmaceuticals Ltd.*	638	110,253
Theravance, Inc.	723	11,366
Zoetis, Inc.	5,059	234,181

		10,743,787

Total Health Care		24,813,460

Industrials (7.5%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.	1,068	67,946
DigitalGlobe, Inc.*	640	21,805
Exelis, Inc.	1,710	41,673
Hexcel Corp.	875	44,992
KLX, Inc.*	478	18,422
Rockwell Collins, Inc.	1,332	128,605

		323,443

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,466	107,341
Expeditors International of Washington, Inc.	1,934	93,180
FedEx Corp.	2,732	452,009
United Parcel Service, Inc., Class B	7,224	700,295

		1,352,825

Airlines (0.6%)
Alaska Air Group, Inc.	1,350	89,343
Delta Air Lines, Inc.	8,700	391,152
JetBlue Airways Corp.*	2,745	52,841
Southwest Airlines Co.	7,045	312,094
Spirit Airlines, Inc.*	754	58,329

		903,759

Building Products (0.2%)
A.O. Smith Corp.	686	45,043
Allegion plc	989	60,497
Lennox International, Inc.	406	45,346
Masco Corp.	3,560	95,052
Owens Corning, Inc.	1,067	46,308
USG Corp.*	815	21,760

		314,006

Commercial Services & Supplies (0.2%)
ADT Corp.	1,763	73,200
Civeo Corp.	971	2,466
Covanta Holding Corp.	1,189	26,669
Deluxe Corp.	453	31,384
KAR Auction Services, Inc.	1,453	55,112
Pitney Bowes, Inc.	1,842	42,955
R.R. Donnelley & Sons Co.	1,813	34,792

		266,578

Construction & Engineering (0.1%)
EMCOR Group, Inc.	609	28,300
Quanta Services, Inc.*	2,241	63,936

		92,236

Electrical Equipment (0.9%)
Acuity Brands, Inc.	444	74,663
AMETEK, Inc.	2,491	130,877
Eaton Corp. plc	4,815	327,131
Emerson Electric Co.	7,200	407,664
Generac Holdings, Inc.*	625	30,431
Hubbell, Inc., Class B	558	61,168
Polypore International, Inc.*	408	24,031
Regal-Beloit Corp.	410	32,767
Rockwell Automation, Inc.	1,356	157,283

		1,246,015

Industrial Conglomerates (1.3%)
3M Co.	6,590	1,087,021
Carlisle Cos., Inc.	655	60,673
Danaher Corp.	6,387	542,256
Roper Industries, Inc.	1,004	172,688

		1,862,638

Machinery (1.8%)
Actuant Corp., Class A	625	14,837
AGCO Corp.	774	36,873
CLARCOR, Inc.	458	30,255
Colfax Corp.*	865	41,286
Cummins, Inc.	1,761	244,145
Deere & Co.	3,658	320,770
Donaldson Co., Inc.	1,208	45,554
Dover Corp.	1,680	116,122
Graco, Inc.	546	39,399
Harsco Corp.	733	12,652
IDEX Corp.	815	61,801
Illinois Tool Works, Inc.	3,686	358,058
Lincoln Electric Holdings, Inc.	720	47,081
Manitowoc Co., Inc.	1,230	26,519
Middleby Corp.*	590	60,564
Nordson Corp.	534	41,834
PACCAR, Inc.	3,616	228,314
Pall Corp.	1,044	104,807
Parker-Hannifin Corp.	1,516	180,070
Pentair plc	1,872	117,730
Snap-on, Inc.	582	85,589
Stanley Black & Decker, Inc.	1,570	149,715
Terex Corp.	1,001	26,617
Timken Co.	693	29,203
Toro Co.	506	35,481
Valmont Industries, Inc.	237	29,123
WABCO Holdings, Inc.*	514	63,160
Woodward, Inc.	531	27,086
Xylem, Inc.	1,875	65,663

		2,640,308

Marine (0.0%)
Kirby Corp.*	518	38,876

Professional Services (0.5%)
Corporate Executive Board Co.	306	24,437
Dun & Bradstreet Corp.	330	42,359
IHS, Inc., Class A*	761	86,571
ManpowerGroup, Inc.	822	70,815
Nielsen N.V.	3,245	144,630

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	1,362	$82,428
Towers Watson & Co., Class A	701	92,662
Verisk Analytics, Inc., Class A*	1,487	106,172

		650,074

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,065	62,851
Con-way, Inc.	523	23,080
Genesee & Wyoming, Inc., Class A*	526	50,728
Hertz Global Holdings, Inc.*	4,583	99,359
J.B. Hunt Transport Services, Inc.	927	79,161
Kansas City Southern	1,146	116,984
Landstar System, Inc.	405	26,852
Old Dominion Freight Line, Inc.*	703	54,342
Ryder System, Inc.	551	52,284

		565,641

Trading Companies & Distributors (0.4%)
Air Lease Corp.	861	32,494
Applied Industrial Technologies, Inc.	378	17,139
Fastenal Co.	2,710	112,289
MRC Global, Inc.*	927	10,985
MSC Industrial Direct Co., Inc., Class A	465	33,573
NOW, Inc.*	974	21,077
United Rentals, Inc.*	1,031	93,986
W.W. Grainger, Inc.	619	145,966
Watsco, Inc.	247	31,048
WESCO International, Inc.*	403	28,166

		526,723

Total Industrials		10,783,122

Information Technology (27.7%)
Communications Equipment (2.4%)
ARRIS Group, Inc.*	1,197	34,587
Aruba Networks, Inc.*	988	24,196
Brocade Communications Systems, Inc.	4,641	55,066
Ciena Corp.*	971	18,750
Cisco Systems, Inc.	53,324	1,467,743
F5 Networks, Inc.*	734	84,366
Harris Corp.	1,048	82,541
InterDigital, Inc.	368	18,672
JDS Uniphase Corp.*	2,095	27,486
Juniper Networks, Inc.	3,877	87,543
Motorola Solutions, Inc.	2,123	141,540
Palo Alto Networks, Inc.*	686	100,211
Plantronics, Inc.	389	20,598
QUALCOMM, Inc.	17,248	1,195,976
Riverbed Technology, Inc.*	1,449	30,299
ViaSat, Inc.*	392	23,367

		3,412,941

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	3,237	190,756
Anixter International, Inc.*	246	18,728
Arrow Electronics, Inc.*	1,005	61,456
Avnet, Inc.	1,410	62,745
Belden, Inc.	392	36,676
Cognex Corp.*	788	39,077
Corning, Inc.	13,214	299,694
Dolby Laboratories, Inc., Class A	408	15,569
FEI Co.	381	29,086
FLIR Systems, Inc.	1,286	40,226
Ingram Micro, Inc., Class A*	1,413	35,495
IPG Photonics Corp.*	322	29,849
Jabil Circuit, Inc.	1,815	42,435
Keysight Technologies, Inc.*	1,712	63,601
Knowles Corp.*	769	14,819
National Instruments Corp.	912	29,220
TE Connectivity Ltd.	4,223	302,451
Tech Data Corp.*	347	20,046
Trimble Navigation Ltd.*	2,637	66,452
Vishay Intertechnology, Inc.	1,232	17,026
Zebra Technologies Corp., Class A*	533	48,351

		1,463,758

Internet Software & Services (4.7%)
Akamai Technologies, Inc.*	1,860	132,144
AOL, Inc.*	713	28,242
CoStar Group, Inc.*	341	67,460
eBay, Inc.*	11,583	668,107
Facebook, Inc., Class A*	22,056	1,813,334
Google, Inc., Class A*	2,976	1,650,787
Google, Inc., Class C*	2,980	1,633,040
j2 Global, Inc.	413	27,126
LinkedIn Corp., Class A*	1,112	277,844
Pandora Media, Inc.*	1,649	26,730
Rackspace Hosting, Inc.*	1,233	63,611
Yahoo!, Inc.*	9,031	401,293

		6,789,718

IT Services (5.0%)
Accenture plc, Class A	6,620	620,228
Alliance Data Systems Corp.*	636	188,415
Amdocs Ltd.	1,616	87,910
Automatic Data Processing, Inc.	4,973	425,888
Broadridge Financial Solutions, Inc.	1,231	67,717
Cognizant Technology Solutions Corp., Class A*	6,369	397,362
Computer Sciences Corp.	1,429	93,285
Convergys Corp.	920	21,040
CoreLogic, Inc.*	828	29,204
DST Systems, Inc.	277	30,667
Euronet Worldwide, Inc.*	455	26,731
Fidelity National Information Services, Inc.	2,949	200,709
Fiserv, Inc.*	2,473	196,356
FleetCor Technologies, Inc.*	772	116,510
Gartner, Inc.*	887	74,375
Genpact Ltd.*	1,413	32,852
Global Payments, Inc.	702	64,359
International Business Machines Corp.	9,570	1,535,985
Jack Henry & Associates, Inc.	851	59,476
MasterCard, Inc., Class A	10,169	878,500
MAXIMUS, Inc.	610	40,724
Paychex, Inc.	3,306	164,027
Teradata Corp.*	1,557	68,726
Total System Services, Inc.	1,691	64,512
Vantiv, Inc., Class A*	1,537	57,945
VeriFone Systems, Inc.*	1,030	35,937
Visa, Inc., Class A	20,305	1,328,150
Western Union Co.	5,237	108,982
WEX, Inc.*	352	37,791
Xerox Corp.	11,150	143,277

		7,197,640

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	5,626	$15,078
Altera Corp.	3,281	140,788
Analog Devices, Inc.	3,118	196,434
Applied Materials, Inc.	12,893	290,866
Atmel Corp.	3,816	31,406
Avago Technologies Ltd.	2,670	339,037
Broadcom Corp., Class A	5,693	246,478
Cavium, Inc.*	488	34,560
Fairchild Semiconductor International, Inc.*	1,092	19,852
First Solar, Inc.*	683	40,836
Intel Corp.	50,371	1,575,101
KLA-Tencor Corp.	1,763	102,765
Lam Research Corp.	1,598	112,235
Linear Technology Corp.	2,485	116,298
Marvell Technology Group Ltd.	4,278	62,887
Maxim Integrated Products, Inc.	2,835	98,686
Microchip Technology, Inc.	2,014	98,485
Micron Technology, Inc.*	11,448	310,584
NVIDIA Corp.	5,174	108,266
ON Semiconductor Corp.*	4,610	55,827
Qorvo, Inc.*	1,530	121,941
Silicon Laboratories, Inc.*	367	18,633
Skyworks Solutions, Inc.	1,910	187,734
SunEdison, Inc.*	2,670	64,080
Synaptics, Inc.*	334	27,156
Teradyne, Inc.	2,236	42,149
Texas Instruments, Inc.	10,947	626,004
Xilinx, Inc.	2,650	112,095

		5,196,261

Software (4.5%)
ACI Worldwide, Inc.*	1,036	22,440
Adobe Systems, Inc.*	4,964	367,038
ANSYS, Inc.*	921	81,223
Aspen Technology, Inc.*	836	32,178
Autodesk, Inc.*	2,287	134,110
CA, Inc.	3,204	104,482
Cadence Design Systems, Inc.*	3,046	56,168
CDK Global, Inc.	1,609	75,237
Citrix Systems, Inc.*	1,613	103,022
CommVault Systems, Inc.*	386	16,868
Electronic Arts, Inc.*	3,173	186,620
FactSet Research Systems, Inc.	402	63,998
Fortinet, Inc.*	1,431	50,014
Guidewire Software, Inc.*	624	32,829
Informatica Corp.*	999	43,811
Intuit, Inc.	2,964	287,389
Mentor Graphics Corp.	873	20,978
Microsoft Corp.	85,930	3,493,484
NetSuite, Inc.*	318	29,498
Nuance Communications, Inc.*	2,291	32,876
PTC, Inc.*	1,065	38,521
Qlik Technologies, Inc.*	817	25,433
Red Hat, Inc.*	1,855	140,516
Rovi Corp.*	860	15,661
Salesforce.com, Inc.*	6,263	418,431
ServiceNow, Inc.*	1,303	102,650
SolarWinds, Inc.*	595	30,488
Solera Holdings, Inc.	622	32,133
Splunk, Inc.*	1,220	72,224
SS&C Technologies Holdings, Inc.	610	38,003
Symantec Corp.	7,198	168,181
Synopsys, Inc.*	1,569	72,676
Tyler Technologies, Inc.*	298	35,918
Ultimate Software Group, Inc.*	295	50,137

		6,475,235

Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	60,237	7,495,290
Diebold, Inc.	586	20,780
EMC Corp.	21,006	536,913
Hewlett-Packard Co.	19,298	601,326
Lexmark International, Inc., Class A	565	23,922
NCR Corp.*	1,745	51,495
NetApp, Inc.	3,356	119,004
SanDisk Corp.	2,249	143,081
Seagate Technology plc	3,481	181,116
Western Digital Corp.	2,269	206,502

		9,379,429

Total Information Technology		39,914,982

Materials (1.5%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	2,002	302,863
Airgas, Inc.	674	71,518
Cabot Corp.	586	26,370
Ecolab, Inc.	2,805	320,836
H.B. Fuller Co.	457	19,592
International Flavors & Fragrances, Inc.	811	95,211
Praxair, Inc.	2,987	360,650
Sensient Technologies Corp.	438	30,169
Sigma-Aldrich Corp.	1,250	172,813

		1,400,022

Construction Materials (0.0%)
Eagle Materials, Inc.	456	38,103

Containers & Packaging (0.4%)
AptarGroup, Inc.	591	37,540
Avery Dennison Corp.	850	44,974
Ball Corp.	1,372	96,918
Bemis Co., Inc.	907	42,003
Greif, Inc., Class A	308	12,095
MeadWestvaco Corp.	1,670	83,283
Owens-Illinois, Inc.*	1,495	34,863
Rock-Tenn Co., Class A	1,403	90,494
Sealed Air Corp.	2,231	101,644
Sonoco Products Co.	921	41,869

		585,683

Metals & Mining (0.1%)
Compass Minerals International, Inc.	304	28,336
Reliance Steel & Aluminum Co.	708	43,244
Worthington Industries, Inc.	462	12,294

		83,874

Paper & Forest Products (0.0%)
Domtar Corp.	590	27,270

Total Materials		2,134,952

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	53,777	1,755,819
CenturyLink, Inc.	5,969	206,229
Frontier Communications Corp.	10,041	70,789

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Level 3 Communications, Inc.*	2,969	$159,851
Windstream Holdings, Inc.	5,453	40,352

		2,233,040

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	1,358	159,022
Telephone & Data Systems, Inc.	896	22,310

		181,332

Total Telecommunication Services		2,414,372

Utilities (0.9%)
Electric Utilities (0.2%)
Cleco Corp.	548	29,877
Hawaiian Electric Industries, Inc.	931	29,904
IDACORP, Inc.	456	28,669
ITC Holdings Corp.	1,624	60,786
OGE Energy Corp.	2,027	64,073
Portland General Electric Co.	709	26,297

		239,606

Gas Utilities (0.2%)
AGL Resources, Inc.	1,218	60,474
Atmos Energy Corp.	1,045	57,789
New Jersey Resources Corp.	766	23,792
ONE Gas, Inc.	471	20,361
Piedmont Natural Gas Co., Inc.	710	26,206
Questar Corp.	1,592	37,985
South Jersey Industries, Inc.	300	16,284
Southwest Gas Corp.	422	24,548
WGL Holdings, Inc.	471	26,564

		294,003

Multi-Utilities (0.4%)
Avista Corp.	538	18,389
CMS Energy Corp.	2,863	99,947
Consolidated Edison, Inc.	2,992	182,512
Integrys Energy Group, Inc.	813	58,552
MDU Resources Group, Inc.	1,763	37,623
NiSource, Inc.	3,283	144,977
Vectren Corp.	748	33,017

		575,017

Water Utilities (0.1%)
American Water Works Co., Inc.	1,774	96,169
Aqua America, Inc.	1,610	42,423

		138,592

Total Utilities		1,247,218

Total Investments (100.0%) (Cost $93,831,622)		143,978,394
Other Assets Less Liabilities (0.0%)		60,335

Net Assets (100%)		$144,038,729

*	Non-income producing.

†	Security (totaling $102 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,337,958	$—	$—	$23,337,958
Consumer Staples	12,247,546	—	1,147	12,248,693
Energy	2,572,080	—	—	2,572,080
Financials	24,511,557	—	—	24,511,557
Health Care	24,813,460	—	—	24,813,460
Industrials	10,783,122	—	—	10,783,122
Information Technology	39,914,982	—	—	39,914,982
Materials	2,134,952	—	—	2,134,952
Telecommunication Services	2,414,372	—	—	2,414,372
Utilities	1,247,218	—	—	1,247,218

Total Assets	$143,977,247	$—	$1,147	$143,978,394

Total Liabilities	$—	$—	$—	$—

Total	$143,977,247	$—	$1,147	$143,978,394

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,187,991
Aggregate gross unrealized depreciation	(1,093,372)

Net unrealized appreciation	$50,094,619

Federal income tax cost of investments	$93,883,775

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Auto Components (1.2%)
Delphi Automotive plc	56,218	$4,482,823

Hotels, Restaurants & Leisure (2.8%)
Norwegian Cruise Line Holdings Ltd.*	74,000	3,996,740
Starbucks Corp.	70,040	6,632,788

		10,629,528

Household Durables (5.2%)
D.R. Horton, Inc.	107,100	3,050,208
Lennar Corp., Class A	58,300	3,020,523
Newell Rubbermaid, Inc.	166,581	6,508,319
Whirlpool Corp.	34,112	6,892,671

		19,471,721

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	3,607	1,342,165
Priceline Group, Inc.*	1,800	2,095,470

		3,437,635

Media (5.6%)
Charter Communications, Inc., Class A*	22,707	4,384,949
Comcast Corp., Class A	33,454	1,889,147
DreamWorks Animation SKG, Inc., Class A*	51,417	1,244,291
Gannett Co., Inc.	162,521	6,026,279
Scripps Networks Interactive, Inc., Class A	53,709	3,682,289
Sirius XM Holdings, Inc.*	967,396	3,695,453

		20,922,408

Specialty Retail (1.1%)
Home Depot, Inc.	35,451	4,027,588

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	27,321	2,741,116

Total Consumer Discretionary		65,712,819

Consumer Staples (2.8%)
Food Products (1.2%)
Mead Johnson Nutrition Co.	21,600	2,171,448
Mondelez International, Inc., Class A	63,590	2,294,963

		4,466,411

Household Products (1.2%)
Procter & Gamble Co.	54,262	4,446,228

Personal Products (0.4%)
Avon Products, Inc.	198,656	1,587,262

Total Consumer Staples		10,499,901

Energy (9.2%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A	50,254	1,058,852
Halliburton Co.	59,775	2,622,927
Schlumberger Ltd.	33,775	2,818,186

		6,499,965

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	38,200	3,163,342
Cenovus Energy, Inc.	154,181	2,602,575
Chevron Corp.	64,909	6,814,147
Cobalt International Energy, Inc.*	69,840	657,194
ConocoPhillips Co.	61,100	3,804,086
Enbridge, Inc.	59,200	2,871,200
EOG Resources, Inc.	28,700	2,631,503
Kinder Morgan, Inc.	64,800	2,725,488
Noble Energy, Inc.	56,459	2,760,845

		28,030,380

Total Energy		34,530,345

Financials (17.5%)
Banks (3.5%)
JPMorgan Chase & Co.	31,164	1,887,915
PacWest Bancorp	43,800	2,053,782
PNC Financial Services Group, Inc.	39,100	3,645,684
Umpqua Holdings Corp.	93,500	1,606,330
Wells Fargo & Co.	75,908	4,129,396

		13,323,107

Capital Markets (2.0%)
BlackRock, Inc.	4,539	1,660,548
Goldman Sachs Group, Inc.	30,386	5,711,656

		7,372,204

Consumer Finance (1.5%)
Discover Financial Services	62,900	3,544,415
Synchrony Financial*	70,300	2,133,605

		5,678,020

Diversified Financial Services (2.5%)
CME Group, Inc./Illinois	30,674	2,905,135
Intercontinental Exchange, Inc.	14,600	3,405,742
Moody’s Corp.	28,200	2,927,160

		9,238,037

Insurance (4.4%)
ACE Ltd.	42,731	4,764,079
Aon plc	66,858	6,426,391
Marsh & McLennan Cos., Inc.	74,768	4,193,737
Progressive Corp.	46,670	1,269,424

		16,653,631

Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	83,095	7,823,394
Crown Castle International Corp. (REIT)	68,000	5,612,720

		13,436,114

Total Financials		65,701,113

Health Care (14.2%)
Biotechnology (9.8%)
Agios Pharmaceuticals, Inc.*	58,500	5,516,550
Gilead Sciences, Inc.*	14,561	1,428,871
Incyte Corp.*	147,400	13,510,684
Kite Pharma, Inc.*	64,800	3,737,664
Puma Biotechnology, Inc.*	18,400	4,344,424
Receptos, Inc.*	49,300	8,129,077

		36,667,270

Health Care Equipment & Supplies (0.8%)
St. Jude Medical, Inc.	49,300	3,224,220

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	48,500	5,512,995
Express Scripts Holding Co.*	18,647	1,618,000

		7,130,995

Health Care Technology (1.7%)
Cerner Corp.*	86,114	6,308,712

Total Health Care		53,331,197

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (12.4%)
Aerospace & Defense (4.4%)
B/E Aerospace, Inc.	64,931	$4,130,910
Boeing Co.	13,454	2,019,177
Hexcel Corp.	124,138	6,383,176
TransDigm Group, Inc.	17,700	3,871,344

		16,404,607

Commercial Services & Supplies (0.8%)
Waste Connections, Inc.	61,891	2,979,433

Electrical Equipment (3.1%)
Eaton Corp. plc	83,689	5,685,830
Polypore International, Inc.*	80,582	4,746,280
Sensata Technologies Holding N.V.*	25,000	1,436,250

		11,868,360

Industrial Conglomerates (1.3%)
Danaher Corp.	57,829	4,909,682

Machinery (0.8%)
IDEX Corp.	37,909	2,874,639

Professional Services (2.0%)
Nielsen N.V.	86,916	3,873,846
Towers Watson & Co., Class A	27,600	3,648,306

		7,522,152

Total Industrials		46,558,873

Information Technology (18.5%)
Electronic Equipment, Instruments & Components (2.3%)
Jabil Circuit, Inc.	368,213	8,608,820

Internet Software & Services (1.8%)
Google, Inc., Class A*	468	259,600
Google, Inc., Class C*	4,068	2,229,264
VeriSign, Inc.*	59,943	4,014,383

		6,503,247

IT Services (3.2%)
Accenture plc, Class A	41,146	3,854,969
Jack Henry & Associates, Inc.	41,581	2,906,096
Visa, Inc., Class A	79,564	5,204,281

		11,965,346

Semiconductors & Semiconductor Equipment (5.6%)
ARM Holdings plc (ADR)	37,500	1,848,750
ASML Holding N.V. (N.Y. Shares)	25,494	2,575,659
Avago Technologies Ltd.	53,800	6,831,524
Broadcom Corp., Class A	151,417	6,555,599
ON Semiconductor Corp.*	253,402	3,068,698

		20,880,230

Software (2.8%)
Mobileye N.V.*	27,900	1,172,637
Oracle Corp.	157,459	6,794,356
Tableau Software, Inc., Class A*	20,200	1,868,904
Workday, Inc., Class A*	9,298	784,844

		10,620,741

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	70,328	8,750,913
NetApp, Inc.	52,100	1,847,466

		10,598,379

Total Information Technology		69,176,763

Materials (2.8%)
Chemicals (1.9%)
LyondellBasell Industries N.V., Class A	30,000	2,634,000
Monsanto Co.	15,213	1,712,071
Praxair, Inc.	21,300	2,571,762

		6,917,833

Metals & Mining (0.9%)
Allegheny Technologies, Inc.	56,183	1,686,052
Barrick Gold Corp.	25,369	278,044
Freeport-McMoRan, Inc.	20,124	381,350
Nucor Corp.	21,717	1,032,209

		3,377,655

Total Materials		10,295,488

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	60,600	2,946,978

Total Telecommunication Services		2,946,978

Utilities (3.0%)
Independent Power and Renewable Electricity Producers (2.5%)
AES Corp.	193,800	2,490,330
Calpine Corp.*	74,884	1,712,597
NextEra Energy Partners LP	48,800	2,138,416
NRG Energy, Inc.	114,412	2,882,038

		9,223,381

Multi-Utilities (0.5%)
Sempra Energy	18,400	2,005,968

Total Utilities		11,229,349

Total Investments (98.7%) (Cost $250,877,567)		369,982,826
Other Assets Less Liabilities (1.3%)		4,778,797

Net Assets (100%)		$374,761,623

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$65,712,819	$—	$—	$65,712,819
Consumer Staples	10,499,901	—	—	10,499,901
Energy	34,530,345	—	—	34,530,345
Financials	65,701,113	—	—	65,701,113
Health Care	53,331,197	—	—	53,331,197
Industrials	46,558,873	—	—	46,558,873
Information Technology	69,176,763	—	—	69,176,763
Materials	10,295,488	—	—	10,295,488
Telecommunication Services	2,946,978	—	—	2,946,978
Utilities	11,229,349	—	—	11,229,349

Total Assets	$369,982,826	$—	$—	$369,982,826

Total Liabilities	$—	$—	$—	$—

Total	$369,982,826	$—	$—	$369,982,826

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,599,640
Aggregate gross unrealized depreciation	(11,348,997)

Net unrealized appreciation	$119,250,643

Federal income tax cost of investments	$250,732,183

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (0.5%)
BorgWarner, Inc.	56,860	$3,438,893
Cooper Tire & Rubber Co.	16,700	715,428
Dana Holding Corp.	52,900	1,119,364
Federal-Mogul Holdings Corp.*	32,700	435,237
Gentex Corp.	75,600	1,383,480
Gentherm, Inc.*	5,000	252,550
Goodyear Tire & Rubber Co.	69,700	1,887,476
Johnson Controls, Inc.	173,030	8,727,633
Lear Corp.	21,400	2,371,548
Remy International, Inc.	159	3,531
Tenneco, Inc.*	22,600	1,297,692
TRW Automotive Holdings Corp.*	28,800	3,019,680
Visteon Corp.*	12,600	1,214,640

		25,867,152

Automobiles (0.7%)
Ford Motor Co.	991,736	16,006,619
General Motors Co.	402,600	15,097,500
Harley-Davidson, Inc.	55,450	3,368,033
Tesla Motors, Inc.*	24,800	4,681,496
Thor Industries, Inc.	14,600	922,866

		40,076,514

Distributors (0.1%)
Genuine Parts Co.	40,000	3,727,600
LKQ Corp.*	89,000	2,274,840
Pool Corp.	15,900	1,109,184

		7,111,624

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc.*	26,330	498,164
Bright Horizons Family Solutions, Inc.*	10,700	548,589
DeVry Education Group, Inc.	16,100	537,096
Graham Holdings Co., Class B	1,300	1,364,519
Grand Canyon Education, Inc.*	12,900	558,570
H&R Block, Inc.	69,550	2,230,468
Houghton Mifflin Harcourt Co.*	28,400	666,832
Service Corp. International	56,100	1,461,405
Sotheby’s, Inc.	25,300	1,069,178

		8,934,821

Hotels, Restaurants & Leisure (1.9%)
Bloomin’ Brands, Inc.	19,400	472,002
Brinker International, Inc.	20,490	1,261,364
Buffalo Wild Wings, Inc.*	6,100	1,105,564
Carnival Corp.	106,660	5,102,614
Cheesecake Factory, Inc.	12,800	631,424
Chipotle Mexican Grill, Inc.*	8,000	5,204,320
Choice Hotels International, Inc.	6,000	384,420
Cracker Barrel Old Country Store, Inc.	5,800	882,412
Darden Restaurants, Inc.	33,250	2,305,555
Domino’s Pizza, Inc.	16,400	1,649,020
Dunkin’ Brands Group, Inc.	30,300	1,441,068
Hilton Worldwide Holdings, Inc.*	35,800	1,060,396
Hyatt Hotels Corp., Class A*	16,500	977,130
Jack in the Box, Inc.	9,900	949,608
La Quinta Holdings, Inc.*	24,000	568,320
Las Vegas Sands Corp.	98,000	5,393,920
Life Time Fitness, Inc.*	14,000	993,440
Marriott International, Inc., Class A	57,725	4,636,472
Marriott Vacations Worldwide Corp.	7,300	591,665
McDonald’s Corp.	246,840	24,052,090
MGM Resorts International*	101,700	2,138,751
Norwegian Cruise Line Holdings Ltd.*	23,600	1,274,636
Panera Bread Co., Class A*	7,100	1,135,965
Papa John’s International, Inc.	7,600	469,756
Restaurant Brands International, Inc.	53,615	2,059,352
Royal Caribbean Cruises Ltd.	41,650	3,409,053
Six Flags Entertainment Corp.	24,684	1,194,952
Starbucks Corp.	187,950	17,798,865
Starwood Hotels & Resorts Worldwide, Inc.	44,600	3,724,100
Texas Roadhouse, Inc.	18,200	663,026
Vail Resorts, Inc.	10,200	1,054,884
Wendy’s Co.	84,400	919,960
Wyndham Worldwide Corp.	31,670	2,865,185
Wynn Resorts Ltd.	22,100	2,781,948
Yum! Brands, Inc.	114,940	9,048,077

		110,201,314

Household Durables (0.6%)
D.R. Horton, Inc.	88,100	2,509,088
Garmin Ltd.	35,500	1,686,960
Harman International Industries, Inc.	19,190	2,564,360
Helen of Troy Ltd.*	6,000	488,940
Jarden Corp.*	52,425	2,773,282
Leggett & Platt, Inc.	42,200	1,944,998
Lennar Corp., Class A	49,300	2,554,233
Mohawk Industries, Inc.*	17,000	3,157,750
Newell Rubbermaid, Inc.	68,900	2,691,923
NVR, Inc.*	1,200	1,594,392
PulteGroup, Inc.	104,800	2,329,704
Ryland Group, Inc.	13,600	662,864
Standard Pacific Corp.*	62,400	561,600
Taylor Morrison Home Corp., Class A*	23,000	479,550
Tempur Sealy International, Inc.*	17,200	993,128
Toll Brothers, Inc.*	44,200	1,738,828
TRI Pointe Homes, Inc.*	38,000	586,340
Tupperware Brands Corp.	15,000	1,035,300
Whirlpool Corp.	20,120	4,065,447

		34,418,687

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	93,480	34,783,908
Expedia, Inc.	27,205	2,560,807
FTD Cos., Inc.*	720	21,557
Groupon, Inc.*	119,200	859,432
HomeAway, Inc.*	24,400	736,148
HSN, Inc.	13,200	900,636
Liberty Interactive Corp.*	131,830	3,848,118
Liberty TripAdvisor Holdings, Inc.*	17,402	553,209
Liberty Ventures*	36,144	1,518,409
Netflix, Inc.*	15,600	6,500,364
Priceline Group, Inc.*	12,980	15,110,667
Shutterfly, Inc.*	10,000	452,400
TripAdvisor, Inc.*	31,805	2,645,222

		70,490,877

Leisure Products (0.2%)
Brunswick Corp.	22,600	1,162,770
Hasbro, Inc.	33,900	2,143,836

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.	94,800	$2,166,180
Polaris Industries, Inc.	19,200	2,709,120
Vista Outdoor, Inc.*	18,200	779,324

		8,961,230

Media (3.5%)
AMC Entertainment Holdings, Inc., Class A	18,500	656,565
AMC Networks, Inc., Class A*	21,212	1,625,688
Cablevision Systems Corp. - New York Group, Class A	61,150	1,119,045
CBS Corp. (Non-Voting), Class B	135,820	8,234,767
Charter Communications, Inc., Class A*	20,700	3,997,377
Cinemark Holdings, Inc.	31,500	1,419,705
Clear Channel Outdoor Holdings, Inc., Class A	65,500	662,860
Comcast Corp., Class A	644,624	36,401,917
DIRECTV*	116,446	9,909,555
Discovery Communications, Inc., Class A*	59,800	1,839,448
Discovery Communications, Inc., Class C*	59,800	1,762,605
DISH Network Corp., Class A*	55,660	3,899,540
DreamWorks Animation SKG, Inc., Class A*	20,600	498,520
Gannett Co., Inc.	69,600	2,580,768
Interpublic Group of Cos., Inc.	119,600	2,645,552
John Wiley & Sons, Inc., Class A	17,000	1,039,380
Liberty Broadband Corp.*	12,348	698,897
Liberty Media Corp.*	74,091	2,838,920
Lions Gate Entertainment Corp.	22,800	773,376
Live Nation Entertainment, Inc.*	33,200	837,636
Madison Square Garden Co., Class A*	17,787	1,505,669
Meredith Corp.	9,100	507,507
Morningstar, Inc.	1,200	89,892
New York Times Co., Class A	38,000	522,880
News Corp., Class A*	141,361	2,263,190
Omnicom Group, Inc.	68,500	5,341,630
Regal Entertainment Group, Class A	20,900	477,356
Scripps Networks Interactive, Inc., Class A	31,100	2,132,216
Sinclair Broadcast Group, Inc., Class A	19,400	609,354
Sirius XM Holdings, Inc.*	718,400	2,744,288
Starz, Class A*	32,997	1,135,427
Thomson Reuters Corp.	89,700	3,638,232
Time Warner Cable, Inc.	69,302	10,386,984
Time Warner, Inc.	221,426	18,697,211
Time, Inc.	29,203	655,315
Twenty-First Century Fox, Inc., Class A	480,726	16,267,768
Viacom, Inc., Class B	111,960	7,646,868
Walt Disney Co.	432,468	45,361,568

		203,425,476

Multiline Retail (0.7%)
Big Lots, Inc.	15,500	744,465
Dillard’s, Inc., Class A	6,600	900,966
Dollar General Corp.*	81,900	6,173,622
Dollar Tree, Inc.*	55,050	4,467,032
Family Dollar Stores, Inc.	24,450	1,937,418
J.C. Penney Co., Inc.*	63,200	531,512
Kohl’s Corp.	54,310	4,249,758
Macy’s, Inc.	95,600	6,205,396
Nordstrom, Inc.	39,390	3,163,805
Target Corp.	158,260	12,988,398

		41,362,372

Specialty Retail (2.6%)
Aaron’s, Inc.	17,500	495,425
Abercrombie & Fitch Co., Class A	18,800	414,352
Advance Auto Parts, Inc.	20,750	3,106,067
American Eagle Outfitters, Inc.	60,700	1,036,756
ANN, Inc.*	12,600	516,978
Asbury Automotive Group, Inc.*	8,300	689,730
AutoNation, Inc.*	18,900	1,215,837
AutoZone, Inc.*	8,490	5,791,538
Bed Bath & Beyond, Inc.*	46,950	3,604,586
Best Buy Co., Inc.	71,710	2,709,921
Buckle, Inc.	6,800	347,412
Cabela’s, Inc.*	15,800	884,484
CarMax, Inc.*	59,950	4,137,149
Chico’s FAS, Inc.	39,950	706,716
CST Brands, Inc.	18,058	791,482
Dick’s Sporting Goods, Inc.	31,100	1,772,389
DSW, Inc., Class A	15,200	560,576
Five Below, Inc.*	14,100	501,537
Foot Locker, Inc.	40,100	2,526,300
GameStop Corp., Class A	33,700	1,279,252
Gap, Inc.	68,890	2,985,004
Genesco, Inc.*	7,800	555,594
GNC Holdings, Inc., Class A	27,900	1,369,053
Group 1 Automotive, Inc.	5,800	500,714
Guess?, Inc.	8,400	156,156
Home Depot, Inc.	340,305	38,662,051
L Brands, Inc.	63,090	5,948,756
Lithia Motors, Inc., Class A	5,700	566,637
Lowe’s Cos., Inc.	255,740	19,024,499
Men’s Wearhouse, Inc.	19,100	997,020
Monro Muffler Brake, Inc.	7,900	513,895
Murphy USA, Inc.*	14,655	1,060,582
Office Depot, Inc.*	132,429	1,218,347
O’Reilly Automotive, Inc.*	27,650	5,979,036
Penske Automotive Group, Inc.	8,900	458,261
Rent-A-Center, Inc.	13,200	362,208
Restoration Hardware Holdings, Inc.*	8,200	813,358
Ross Stores, Inc.	55,360	5,832,730
Sally Beauty Holdings, Inc.*	48,300	1,660,071
Signet Jewelers Ltd.	20,880	2,897,935
Staples, Inc.	184,150	2,998,883
Tiffany & Co.	31,700	2,789,917
TJX Cos., Inc.	174,900	12,251,745
Tractor Supply Co.	39,600	3,368,376
Ulta Salon Cosmetics & Fragrance, Inc.*	16,100	2,428,685
Urban Outfitters, Inc.*	35,150	1,604,598
Williams-Sonoma, Inc.	26,900	2,144,199

		152,236,797

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	15,680	1,449,929
Coach, Inc.	76,820	3,182,653
Columbia Sportswear Co.	5,100	310,590
Deckers Outdoor Corp.*	12,800	932,736
Fossil Group, Inc.*	15,800	1,302,710
G-III Apparel Group Ltd.*	4,800	540,720
Hanesbrands, Inc.	102,400	3,431,424
Iconix Brand Group, Inc.*	12,800	430,976

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kate Spade & Co.*	29,900	$998,361
Michael Kors Holdings Ltd.*	57,200	3,760,900
NIKE, Inc., Class B	176,360	17,694,199
PVH Corp.	20,781	2,214,423
Ralph Lauren Corp.	15,370	2,021,155
Skechers U.S.A., Inc., Class A*	10,200	733,482
Steven Madden Ltd.*	19,102	725,876
Under Armour, Inc., Class A*	44,900	3,625,675
VF Corp.	89,500	6,740,245
Wolverine World Wide, Inc.	27,700	926,565

		51,022,619

Total Consumer Discretionary		754,109,483

Consumer Staples (8.4%)
Beverages (1.8%)
Boston Beer Co., Inc., Class A*	2,300	615,020
Brown-Forman Corp., Class B	42,400	3,830,840
Coca-Cola Co.	996,540	40,409,697
Coca-Cola Enterprises, Inc.	70,600	3,120,520
Constellation Brands, Inc., Class A*	42,200	4,904,062
Dr. Pepper Snapple Group, Inc.	51,110	4,011,113
Molson Coors Brewing Co., Class B	33,950	2,527,577
Monster Beverage Corp.*	36,700	5,079,097
PepsiCo, Inc.	378,590	36,200,776

		100,698,702

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	9,800	882,980
Costco Wholesale Corp.	109,850	16,641,726
CVS Health Corp.	293,510	30,293,167
Kroger Co.	129,310	9,912,905
Rite Aid Corp.*	254,100	2,208,129
Sprouts Farmers Market, Inc.*	25,500	898,365
SUPERVALU, Inc.*	52,600	611,738
Sysco Corp.	152,250	5,744,392
United Natural Foods, Inc.*	13,800	1,063,152
Walgreens Boots Alliance, Inc.	239,580	20,287,634
Wal-Mart Stores, Inc.	396,520	32,613,770
Whole Foods Market, Inc.	93,300	4,859,064

		126,017,022

Food Products (1.6%)
Archer-Daniels-Midland Co.	166,060	7,871,244
Bunge Ltd.	40,580	3,342,169
Campbell Soup Co.	49,800	2,318,190
ConAgra Foods, Inc.	112,750	4,118,757
Darling Ingredients, Inc.*	43,000	602,430
Diamond Foods, Inc.*	943	30,714
Flowers Foods, Inc.	47,400	1,077,876
General Mills, Inc.	160,100	9,061,660
Hain Celestial Group, Inc.*	25,800	1,652,490
Hershey Co.	40,550	4,091,900
Hormel Foods Corp.	40,000	2,274,000
Ingredion, Inc.	23,600	1,836,552
J.M. Smucker Co.	25,827	2,988,959
Kellogg Co.	66,400	4,379,080
Keurig Green Mountain, Inc.	36,866	4,119,038
Kraft Foods Group, Inc.	155,036	13,505,961
McCormick & Co., Inc. (Non- Voting)	35,050	2,702,706
Mead Johnson Nutrition Co.	51,300	5,157,189
Mondelez International, Inc., Class A	431,910	15,587,632
Pinnacle Foods, Inc.	14,000	571,340
Post Holdings, Inc.*	11,000	515,240
Sanderson Farms, Inc.	4,600	366,390
TreeHouse Foods, Inc.*	10,000	850,200
Tyson Foods, Inc., Class A	79,200	3,033,360
WhiteWave Foods Co.*	39,703	1,760,431

		93,815,508

Household Products (1.6%)
Church & Dwight Co., Inc.	34,300	2,929,906
Clorox Co.	33,450	3,692,545
Colgate-Palmolive Co.	231,020	16,018,927
Energizer Holdings, Inc.	16,450	2,270,923
HRG Group, Inc.*	5,300	66,144
Kimberly-Clark Corp.	94,100	10,079,051
Procter & Gamble Co.	675,780	55,373,413
Spectrum Brands Holdings, Inc.	3,500	313,460

		90,744,369

Personal Products (0.1%)
Avon Products, Inc.	123,850	989,561
Estee Lauder Cos., Inc., Class A	61,600	5,122,656
Herbalife Ltd.*	24,100	1,030,516
Nu Skin Enterprises, Inc., Class A	15,500	933,255

		8,075,988

Tobacco (1.1%)
Altria Group, Inc.	498,390	24,929,468
Lorillard, Inc.	92,550	6,048,142
Philip Morris International, Inc.	391,430	29,486,422
Reynolds American, Inc.	79,500	5,478,345

		65,942,377

Total Consumer Staples		485,293,966

Energy (7.2%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.	16,000	449,760
Baker Hughes, Inc.	112,284	7,139,017
Bristow Group, Inc.	11,000	598,950
Cameron International Corp.*	52,750	2,380,080
Diamond Offshore Drilling, Inc.	23,210	621,796
Dresser-Rand Group, Inc.*	19,700	1,582,895
Dril-Quip, Inc.*	12,800	875,392
Era Group, Inc.*	2,000	41,680
Exterran Holdings, Inc.	8,500	285,345
FMC Technologies, Inc.*	62,800	2,324,228
Frank’s International N.V.	15,300	286,110
Halliburton Co.	220,030	9,654,916
Helix Energy Solutions Group, Inc.*	18,800	281,248
Helmerich & Payne, Inc.	28,600	1,946,802
McDermott International, Inc.*	84,700	325,248
Nabors Industries Ltd.	78,990	1,078,214
National Oilwell Varco, Inc.	114,080	5,702,859
North Atlantic Drilling Ltd.	20,000	23,200
Oceaneering International, Inc.	33,600	1,812,048
Oil States International, Inc.*	18,900	751,653
Patterson-UTI Energy, Inc.	45,900	861,773
Rowan Cos., plc, Class A	43,300	766,843
Schlumberger Ltd.	328,255	27,389,597
SEACOR Holdings, Inc.*	3,100	215,977
Seadrill Ltd.	100,300	937,805
Superior Energy Services, Inc.	42,271	944,334
Tidewater, Inc.	6,100	116,754
Unit Corp.*	6,900	193,062

		69,587,586

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	128,180	10,614,586
Antero Resources Corp.*	13,800	487,416

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Apache Corp.	100,480	$6,061,958
Cabot Oil & Gas Corp.	108,700	3,209,911
California Resources Corp.	79,744	606,852
Carrizo Oil & Gas, Inc.*	11,400	566,010
Cheniere Energy, Inc.*	61,700	4,775,580
Chesapeake Energy Corp.	137,210	1,942,894
Chevron Corp.	475,400	49,907,492
Cimarex Energy Co.	24,260	2,792,083
Cobalt International Energy, Inc.*	91,500	861,015
Concho Resources, Inc.*	29,200	3,384,864
ConocoPhillips Co.	311,476	19,392,496
CONSOL Energy, Inc.	68,950	1,923,015
Continental Resources, Inc.*	23,200	1,013,144
CVR Energy, Inc.	4,900	208,544
Delek U.S. Holdings, Inc.	9,400	373,650
Denbury Resources, Inc.	91,659	668,194
Devon Energy Corp.	104,730	6,316,266
Diamondback Energy, Inc.*	9,900	760,716
Energen Corp.	20,400	1,346,400
EOG Resources, Inc.	136,000	12,469,840
EP Energy Corp., Class A*	15,200	159,296
EQT Corp.	42,700	3,538,549
Exxon Mobil Corp.#	1,072,365	91,151,025
Gulfport Energy Corp.*	22,300	1,023,793
Hess Corp.	72,120	4,894,784
HollyFrontier Corp.	53,732	2,163,788
Kinder Morgan, Inc.	343,971	14,467,420
Marathon Oil Corp.	175,390	4,579,433
Marathon Petroleum Corp.	65,495	6,706,033
Matador Resources Co.*	8,300	181,936
Murphy Oil Corp.	50,920	2,372,872
Newfield Exploration Co.*	35,850	1,257,976
Noble Energy, Inc.	94,960	4,643,544
Occidental Petroleum Corp.	199,360	14,553,280
ONEOK, Inc.	56,500	2,725,560
PBF Energy, Inc., Class A	17,200	583,424
Peabody Energy Corp.	78,700	387,204
Phillips 66	140,788	11,065,937
Pioneer Natural Resources Co.	37,250	6,090,747
QEP Resources, Inc.	53,400	1,113,390
Range Resources Corp.	44,350	2,307,974
RSP Permian, Inc.*	8,400	211,596
SandRidge Energy, Inc.*	141,444	251,770
Scorpio Tankers, Inc.	24,200	227,964
SemGroup Corp., Class A	9,800	797,132
SM Energy Co.	20,900	1,080,112
Southwestern Energy Co.*	95,550	2,215,805
Spectra Energy Corp.	174,700	6,318,899
Targa Resources Corp.	9,000	862,110
Teekay Corp.	10,600	493,642
Tesoro Corp.	33,710	3,077,386
Ultra Petroleum Corp.*	40,500	633,015
Valero Energy Corp.	139,030	8,845,089
Western Refining, Inc.	17,900	884,081
Whiting Petroleum Corp.*	46,995	1,452,146
Williams Cos., Inc.	193,800	9,804,342
World Fuel Services Corp.	17,900	1,028,892
WPX Energy, Inc.*	64,033	699,881

		344,534,753

Total Energy		414,122,339

Financials (17.5%)
Banks (5.4%)
Associated Banc-Corp.	40,500	753,300
BancorpSouth, Inc.	31,550	732,591
Bank of America Corp.	2,639,792	40,626,399
Bank of Hawaii Corp.	12,700	777,367
Bank of the Ozarks, Inc.	17,400	642,582
BankUnited, Inc.	26,500	867,610
BB&T Corp.	187,250	7,300,877
BOK Financial Corp.	7,850	480,577
Cathay General Bancorp	21,630	615,373
CIT Group, Inc.	45,700	2,061,984
Citigroup, Inc.	758,572	39,081,629
Citizens Financial Group, Inc.	40,200	970,026
City Holding Co.	10,030	471,711
City National Corp./California	11,800	1,051,144
Comerica, Inc.	53,000	2,391,890
Commerce Bancshares, Inc./Missouri	22,933	970,525
Community Bank System, Inc.	12,000	424,680
Cullen/Frost Bankers, Inc.	17,300	1,195,084
CVB Financial Corp.	30,200	481,388
East West Bancorp, Inc.	39,500	1,598,170
F.N.B. Corp./Pennsylvania	48,700	639,918
Fifth Third Bancorp	221,550	4,176,217
First Busey Corp.	14,800	99,012
First Citizens BancShares, Inc./North Carolina, Class A	2,200	571,318
First Commonwealth Financial Corp.	13,600	122,400
First Financial Bankshares, Inc.	18,800	519,632
First Financial Corp./Indiana	10,000	358,900
First Horizon National Corp.	68,162	974,035
First Midwest Bancorp, Inc./Illinois	10,600	184,122
First Niagara Financial Group, Inc.	122,945	1,086,834
First Republic Bank/California	31,800	1,815,462
FirstMerit Corp.	47,495	905,255
Fulton Financial Corp.	75,000	925,500
Glacier Bancorp, Inc.	20,100	505,515
Hancock Holding Co.	24,124	720,343
Hilltop Holdings, Inc.*	25,700	499,608
Home BancShares, Inc./Arkansas	12,400	420,236
Huntington Bancshares, Inc./Ohio	223,800	2,472,990
IBERIABANK Corp.	8,400	529,452
International Bancshares Corp.	19,700	512,791
Investors Bancorp, Inc.	92,965	1,089,550
JPMorgan Chase & Co.	945,125	57,255,673
KeyCorp	224,100	3,173,256
M&T Bank Corp.	34,457	4,376,039
MB Financial, Inc.	13,100	410,161
National Penn Bancshares, Inc.	37,700	406,029
NBT Bancorp, Inc.	16,500	413,490
Old National Bancorp/Indiana	28,300	401,577
PacWest Bancorp	26,596	1,247,086
Pinnacle Financial Partners, Inc.	11,700	520,182
PNC Financial Services Group, Inc.	135,518	12,635,698
Popular, Inc.*	38,050	1,308,540
PrivateBancorp, Inc.	18,000	633,060
Prosperity Bancshares, Inc.	15,900	834,432
Regions Financial Corp.	355,100	3,355,695
S&T Bancorp, Inc.	12,500	354,750
Signature Bank/New York*	14,900	1,930,742
SunTrust Banks, Inc./Georgia	133,750	5,495,788
Susquehanna Bancshares, Inc.	58,700	804,777
SVB Financial Group*	13,400	1,702,336
Synovus Financial Corp.	42,300	1,184,823

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
TCF Financial Corp.	56,950	$895,254
Texas Capital Bancshares, Inc.*	12,000	583,800
Tompkins Financial Corp.	9,239	497,520
Towne Bank/Virginia	16,379	263,374
Trustmark Corp.	15,050	365,414
U.S. Bancorp/Minnesota	435,790	19,030,949
UMB Financial Corp.	10,600	560,634
Umpqua Holdings Corp.	44,690	767,774
United Bankshares, Inc./West Virginia	14,100	529,878
Valley National Bancorp	71,829	678,066
Webster Financial Corp.	25,700	952,185
Wells Fargo & Co.	1,192,519	64,873,034
WesBanco, Inc.	15,000	488,700
Western Alliance Bancorp*	14,200	420,888
Wintrust Financial Corp.	11,500	548,320
Zions Bancorp	49,600	1,339,200

		313,863,121

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	13,740	2,951,077
Ameriprise Financial, Inc.	50,460	6,602,186
Bank of New York Mellon Corp.	284,750	11,458,340
BlackRock, Inc.	31,810	11,637,370
Charles Schwab Corp.	283,734	8,636,863
Cohen & Steers, Inc.	11,400	466,830
E*TRADE Financial Corp.*	83,210	2,376,062
Eaton Vance Corp.	34,740	1,446,574
Evercore Partners, Inc., Class A	6,300	325,458
Federated Investors, Inc., Class B	23,300	789,637
Financial Engines, Inc.	13,900	581,437
Franklin Resources, Inc.	103,390	5,305,975
GAMCO Investors, Inc., Class A	6,700	526,017
Goldman Sachs Group, Inc.	113,500	21,334,595
Greenhill & Co., Inc.	2,500	99,125
Interactive Brokers Group, Inc., Class A	12,540	426,611
Invesco Ltd.	112,700	4,473,063
Janus Capital Group, Inc.	31,300	538,047
Lazard Ltd., Class A	34,700	1,824,873
Legg Mason, Inc.	30,750	1,697,400
LPL Financial Holdings, Inc.	22,800	1,000,008
Morgan Stanley	389,173	13,889,584
Northern Trust Corp.	65,350	4,551,627
NorthStar Asset Management Group, Inc.	48,550	1,133,157
Piper Jaffray Cos.*	7,900	414,434
Raymond James Financial, Inc.	37,500	2,129,250
SEI Investments Co.	42,150	1,858,394
State Street Corp.	109,250	8,033,153
Stifel Financial Corp.*	15,339	855,149
T. Rowe Price Group, Inc.	66,280	5,367,354
TD Ameritrade Holding Corp.	67,936	2,531,295
Waddell & Reed Financial, Inc., Class A	23,920	1,184,997
WisdomTree Investments, Inc.	27,400	588,004

		127,033,946

Consumer Finance (0.8%)
Ally Financial, Inc.*	70,400	1,476,992
American Express Co.	230,156	17,979,787
Capital One Financial Corp.	142,770	11,253,131
Credit Acceptance Corp.*	2,800	546,000
Discover Financial Services	121,470	6,844,834
Navient Corp.	117,584	2,390,483
Nelnet, Inc., Class A	1,500	70,980
PRA Group, Inc.*	17,400	945,168
Santander Consumer USA Holdings, Inc.	21,800	504,452
SLM Corp.*	117,584	1,091,180
Springleaf Holdings, Inc.*	14,300	740,311
Synchrony Financial*	32,800	995,480

		44,838,798

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	457,085	65,966,507
CBOE Holdings, Inc.	27,200	1,561,416
CME Group, Inc./Illinois	83,065	7,867,086
FNFV Group*	23,160	326,556
Intercontinental Exchange, Inc.	29,178	6,806,352
Leucadia National Corp.	91,388	2,037,039
MarketAxess Holdings, Inc.	10,860	900,294
McGraw Hill Financial, Inc.	69,030	7,137,702
Moody’s Corp.	49,250	5,112,150
MSCI, Inc.	36,334	2,227,638
NASDAQ OMX Group, Inc.	29,600	1,507,824
Voya Financial, Inc.	37,300	1,608,003

		103,058,567

Insurance (3.1%)
ACE Ltd.	87,300	9,733,077
Aflac, Inc.	116,950	7,485,969
Alleghany Corp.*	4,754	2,315,198
Allied World Assurance Co. Holdings AG	25,640	1,035,856
Allstate Corp.	108,040	7,689,207
American Equity Investment Life Holding Co.	17,400	506,862
American Financial Group, Inc./Ohio	23,830	1,528,694
American International Group, Inc.	367,036	20,109,902
American National Insurance Co.	4,400	432,916
Aon plc	77,278	7,427,961
Arch Capital Group Ltd.*	35,700	2,199,120
Arthur J. Gallagher & Co.	39,500	1,846,625
Aspen Insurance Holdings Ltd.	18,170	858,169
Assurant, Inc.	24,600	1,510,686
Assured Guaranty Ltd.	49,500	1,306,305
Axis Capital Holdings Ltd.	34,070	1,757,330
Brown & Brown, Inc.	35,300	1,168,783
Chubb Corp.	64,960	6,567,456
Cincinnati Financial Corp.	48,520	2,585,146
CNA Financial Corp.	10,500	435,015
CNO Financial Group, Inc.	59,300	1,021,146
Endurance Specialty Holdings Ltd.	11,700	715,338
Enstar Group Ltd.*	500	70,930
Erie Indemnity Co., Class A	10,800	942,408
Everest Reinsurance Group Ltd.	12,500	2,175,000
First American Financial Corp.	39,300	1,402,224
FNF Group	78,189	2,874,228
Genworth Financial, Inc., Class A*	142,000	1,038,020
Hanover Insurance Group, Inc.	10,690	775,880
Hartford Financial Services Group, Inc.	121,210	5,069,002
HCC Insurance Holdings, Inc.	27,780	1,574,293
Kemper Corp.	13,500	525,960
Lincoln National Corp.	68,750	3,950,375
Loews Corp.	87,192	3,560,049

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Corp.*	4,060	$3,121,978
Marsh & McLennan Cos., Inc.	143,150	8,029,283
Mercury General Corp.	6,500	375,375
MetLife, Inc.	234,860	11,872,173
Old Republic International Corp.	71,894	1,074,096
OneBeacon Insurance Group Ltd., Class A	20,900	317,889
PartnerReinsurance Ltd.	13,560	1,550,315
Phoenix Cos., Inc.*	2,540	126,975
Primerica, Inc.	14,700	748,230
Principal Financial Group, Inc.	76,600	3,934,942
ProAssurance Corp.	19,000	872,290
Progressive Corp.	151,200	4,112,640
Prudential Financial, Inc.	119,831	9,623,628
Reinsurance Group of America, Inc.	19,910	1,855,413
RenaissanceReinsurance Holdings Ltd.	13,160	1,312,447
RLI Corp.	16,280	853,235
StanCorp Financial Group, Inc.	12,780	876,708
Symetra Financial Corp.	21,300	499,698
Torchmark Corp.	40,905	2,246,503
Travelers Cos., Inc.	90,170	9,750,082
Unum Group	72,500	2,445,425
Validus Holdings Ltd.	24,958	1,050,732
W. R. Berkley Corp.	27,100	1,368,821
White Mountains Insurance Group Ltd.	1,700	1,163,684
XL Group plc	73,270	2,696,336

		176,074,028

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	17,000	592,960
Alexander’s, Inc. (REIT)	1,600	730,528
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,811,779
Altisource Residential Corp. (REIT)	2,500	52,150
American Campus Communities, Inc. (REIT)	28,300	1,213,221
American Capital Agency Corp. (REIT)	95,100	2,028,483
American Homes 4 Rent (REIT), Class A	30,400	503,120
American Realty Capital Properties, Inc. (REIT)	236,500	2,329,525
American Tower Corp. (REIT)	99,900	9,405,585
Annaly Capital Management, Inc. (REIT)	250,458	2,604,763
Apartment Investment & Management Co. (REIT), Class A	43,188	1,699,880
ARMOUR Residential REIT, Inc. (REIT)	69,100	219,047
AvalonBay Communities, Inc. (REIT)	33,649	5,863,338
BioMed Realty Trust, Inc. (REIT)	49,800	1,128,468
Boston Properties, Inc. (REIT)	41,070	5,769,514
Brandywine Realty Trust (REIT)	51,000	814,980
Camden Property Trust (REIT)	24,880	1,943,874
CBL & Associates Properties, Inc. (REIT)	47,891	948,242
Chambers Street Properties (REIT)	70,700	557,116
Chesapeake Lodging Trust (REIT)	13,900	470,237
Chimera Investment Corp. (REIT)	360,700	1,132,598
Colony Financial, Inc. (REIT), Class A	19,100	495,072
Columbia Property Trust, Inc. (REIT)	32,600	880,852
Corporate Office Properties Trust (REIT)	24,809	728,889
Corrections Corp. of America (REIT)	34,743	1,398,753
Cousins Properties, Inc. (REIT)	51,713	548,158
Crown Castle International Corp. (REIT)	86,250	7,119,075
CubeSmart (REIT)	39,700	958,755
DCT Industrial Trust, Inc. (REIT)	22,850	791,981
DDR Corp. (REIT)	84,708	1,577,263
DiamondRock Hospitality Co. (REIT)	58,300	823,779
Digital Realty Trust, Inc. (REIT)	37,589	2,479,371
Douglas Emmett, Inc. (REIT)	37,000	1,102,970
Duke Realty Corp. (REIT)	84,800	1,846,096
DuPont Fabros Technology, Inc. (REIT)	11,800	385,624
EastGroup Properties, Inc. (REIT)	12,100	727,694
Education Realty Trust, Inc. (REIT)	11,600	410,408
EPR Properties (REIT)	14,840	890,845
Equity Commonwealth (REIT)	33,000	876,150
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,197,910
Equity Residential (REIT)	94,087	7,325,614
Essex Property Trust, Inc. (REIT)	15,977	3,673,112
Extra Space Storage, Inc. (REIT)	33,000	2,229,810
Federal Realty Investment Trust (REIT)	17,380	2,558,510
First Industrial Realty Trust, Inc. (REIT)	29,500	632,185
Gaming and Leisure Properties, Inc. (REIT)	30,730	1,133,015
General Growth Properties, Inc. (REIT)	144,807	4,279,047
Geo Group, Inc. (REIT)	24,883	1,088,382
Government Properties Income Trust (REIT)	16,900	386,165
Hatteras Financial Corp. (REIT)	9,600	174,336
HCP, Inc. (REIT)	114,997	4,969,020
Health Care REIT, Inc. (REIT)	83,317	6,445,403
Healthcare Realty Trust, Inc. (REIT)	23,600	655,608
Healthcare Trust of America, Inc. (REIT), Class A	30,900	860,874
Hersha Hospitality Trust (REIT)	19,200	124,224
Highwoods Properties, Inc. (REIT)	29,530	1,351,883
Home Properties, Inc. (REIT)	13,610	943,037
Hospitality Properties Trust (REIT)	43,400	1,431,766
Host Hotels & Resorts, Inc. (REIT)	199,613	4,028,190
Hudson Pacific Properties, Inc. (REIT)	16,300	540,997
Inland Real Estate Corp. (REIT)	39,600	423,324
Invesco Mortgage Capital, Inc. (REIT)	38,200	593,246

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Real Estate Trust (REIT)	16,100	$120,750
Iron Mountain, Inc. (REIT)	56,801	2,072,101
Kilroy Realty Corp. (REIT)	21,800	1,660,506
Kimco Realty Corp. (REIT)	118,722	3,187,686
Lamar Advertising Co. (REIT), Class A	21,400	1,268,378
LaSalle Hotel Properties (REIT)	26,100	1,014,246
Lexington Realty Trust (REIT)	45,500	447,265
Liberty Property Trust (REIT)	38,452	1,372,736
LTC Properties, Inc. (REIT)	7,600	349,600
Macerich Co. (REIT)	39,484	3,329,686
Mack-Cali Realty Corp. (REIT)	25,239	486,608
Medical Properties Trust, Inc. (REIT)	42,800	630,872
MFA Financial, Inc. (REIT)	120,050	943,593
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,523,455
National Health Investors, Inc. (REIT)	7,000	497,070
National Retail Properties, Inc. (REIT)	38,290	1,568,741
New Residential Investment Corp. (REIT)	26,550	399,047
New York REIT, Inc. (REIT)	45,900	481,032
NorthStar Realty Finance Corp. (REIT)	48,550	879,726
Omega Healthcare Investors, Inc. (REIT)	35,140	1,425,630
Outfront Media, Inc. (REIT)	34,770	1,040,318
Paramount Group, Inc. (REIT)	37,600	725,680
Pebblebrook Hotel Trust (REIT)	16,400	763,748
PennyMac Mortgage Investment Trust (REIT)	18,000	383,220
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,090,546
Plum Creek Timber Co., Inc. (REIT)	51,914	2,255,663
Post Properties, Inc. (REIT)	18,200	1,036,126
Potlatch Corp. (REIT)	10,100	404,404
Prologis, Inc. (REIT)	126,164	5,495,704
PS Business Parks, Inc. (REIT)	5,200	431,808
Public Storage (REIT)	36,402	7,176,290
Rayonier, Inc. (REIT)	40,425	1,089,858
Realty Income Corp. (REIT)	60,028	3,097,445
Redwood Trust, Inc. (REIT)	21,900	391,353
Regency Centers Corp. (REIT)	23,586	1,604,792
Retail Properties of America, Inc. (REIT), Class A	61,600	987,448
RLJ Lodging Trust (REIT)	33,200	1,039,492
Ryman Hospitality Properties, Inc. (REIT)	10,751	654,843
Sabra Health Care REIT, Inc. (REIT)	14,700	487,305
Senior Housing Properties Trust (REIT)	54,290	1,204,695
Simon Property Group, Inc. (REIT)	77,559	15,173,643
SL Green Realty Corp. (REIT)	24,000	3,081,120
Sovran Self Storage, Inc. (REIT)	6,900	648,186
Spirit Realty Capital, Inc. (REIT)	104,667	1,264,377
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	658,790
Sun Communities, Inc. (REIT)	12,300	820,656
Sunstone Hotel Investors, Inc. (REIT)	53,787	896,629
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,037,515
Taubman Centers, Inc. (REIT)	20,600	1,588,878
Two Harbors Investment Corp. (REIT)	86,200	915,444
UDR, Inc. (REIT)	62,836	2,138,309
Urban Edge Properties (REIT)	23,923	566,975
Ventas, Inc. (REIT)	84,979	6,205,167
Vornado Realty Trust (REIT)	47,847	5,358,864
Washington Real Estate Investment Trust (REIT)	16,270	449,540
Weingarten Realty Investors (REIT)	36,986	1,330,756
Weyerhaeuser Co. (REIT)	136,533	4,526,069
WP Carey, Inc. (REIT)	25,900	1,761,200
WP GLIMCHER, Inc. (REIT)	50,150	833,995

		217,182,380

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	655,472
CBRE Group, Inc., Class A*	79,250	3,067,768
Forest City Enterprises, Inc., Class A*	50,700	1,293,864
Howard Hughes Corp.*	11,200	1,736,224
Jones Lang LaSalle, Inc.	12,100	2,061,840
Kennedy-Wilson Holdings, Inc.	17,400	454,836
Realogy Holdings Corp.*	34,100	1,550,868

		10,820,872

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	265,475
Bank Mutual Corp.	32,000	234,240
Beneficial Bancorp, Inc.*	37,616	424,685
Brookline Bancorp, Inc.	31,800	319,590
Capitol Federal Financial, Inc.	40,986	512,325
Dime Community Bancshares, Inc.	25,700	413,770
Essent Group Ltd.*	18,300	437,553
EverBank Financial Corp.	14,600	263,238
Hudson City Bancorp, Inc.	178,590	1,871,623
Kearny Financial Corp.*	36,100	490,238
Ladder Capital Corp. (REIT)*	25,500	472,005
MGIC Investment Corp.*	75,800	729,954
New York Community Bancorp, Inc.	134,950	2,257,713
Northwest Bancshares, Inc.	15,700	186,045
People’s United Financial, Inc.	101,400	1,541,280
Radian Group, Inc.	50,400	846,216
TFS Financial Corp.	36,000	528,480
TrustCo Bank Corp.	21,500	147,920
Washington Federal, Inc.	42,500	926,713

		12,869,063

Total Financials		1,005,740,775

Health Care (14.5%)
Biotechnology (3.2%)
ACADIA Pharmaceuticals, Inc.*	22,600	736,534
Achillion Pharmaceuticals, Inc.*	16,100	158,746
Acorda Therapeutics, Inc.*	8,500	282,880
Aegerion Pharmaceuticals, Inc.*	8,100	211,977
Agios Pharmaceuticals, Inc.*	3,700	348,910
Alexion Pharmaceuticals, Inc.*	50,200	8,699,660
Alkermes plc*	37,600	2,292,472
Alnylam Pharmaceuticals, Inc.*	17,900	1,869,118
Amgen, Inc.	189,039	30,217,884

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Arena Pharmaceuticals, Inc.*	66,800	$291,916
ARIAD Pharmaceuticals, Inc.*	49,900	411,176
Biogen, Inc.*	60,160	25,401,958
BioMarin Pharmaceutical, Inc.*	39,500	4,922,490
Bluebird Bio, Inc.*	5,500	664,235
Celgene Corp.*	203,138	23,417,749
Celldex Therapeutics, Inc.*	27,100	755,277
Cepheid, Inc.*	14,400	819,360
Clovis Oncology, Inc.*	6,700	497,341
Dyax Corp.*	34,100	571,345
Exact Sciences Corp.*	29,500	649,590
Exelixis, Inc.*	46,100	118,477
Genomic Health, Inc.*	9,100	278,005
Gilead Sciences, Inc.*	385,500	37,829,115
Halozyme Therapeutics, Inc.*	45,200	645,456
ImmunoGen, Inc.*	10,900	97,555
Incyte Corp.*	37,700	3,455,582
Insys Therapeutics, Inc.*	9,500	552,235
Intercept Pharmaceuticals, Inc.*	3,200	902,464
Ironwood Pharmaceuticals, Inc.*	22,200	355,200
Isis Pharmaceuticals, Inc.*	31,900	2,031,073
Karyopharm Therapeutics, Inc.*	10,700	327,527
Keryx Biopharmaceuticals, Inc.*	30,700	390,811
Lexicon Pharmaceuticals, Inc.*	6,100	5,760
Ligand Pharmaceuticals, Inc.*	7,500	578,325
MannKind Corp.*	59,400	308,880
Medivation, Inc.*	20,600	2,658,842
MiMedx Group, Inc.*	500	5,200
Momenta Pharmaceuticals, Inc.*	1,100	16,720
Myriad Genetics, Inc.*	25,650	908,010
Neurocrine Biosciences, Inc.*	18,900	750,519
Novavax, Inc.*	59,200	489,584
Ophthotech Corp.*	8,900	414,117
OPKO Health, Inc.*	49,000	694,330
PDL BioPharma, Inc.	58,500	411,548
Pharmacyclics, Inc.*	16,500	4,223,175
Puma Biotechnology, Inc.*	6,100	1,440,271
Receptos, Inc.*	4,700	774,983
Regeneron Pharmaceuticals, Inc.*	20,500	9,255,340
Sarepta Therapeutics, Inc.*	3,000	39,840
Seattle Genetics, Inc.*	33,200	1,173,620
Synageva BioPharma Corp.*	5,400	526,662
TESARO, Inc.*	400	22,960
Ultragenyx Pharmaceutical, Inc.*	10,200	633,318
United Therapeutics Corp.*	13,000	2,241,655
Vertex Pharmaceuticals, Inc.*	60,700	7,160,779

		184,938,556

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	1,500	96,165
Abbott Laboratories	379,150	17,566,019
ABIOMED, Inc.*	9,900	708,642
Alere, Inc.*	21,250	1,039,125
Align Technology, Inc.*	21,700	1,167,134
Baxter International, Inc.	140,280	9,609,180
Becton, Dickinson and Co.	54,450	7,818,523
Boston Scientific Corp.*	344,600	6,116,650
C.R. Bard, Inc.	19,480	3,259,978
Cantel Medical Corp.	14,350	681,625
CONMED Corp.	1,900	95,931
Cooper Cos., Inc.	14,400	2,698,848
Cyberonics, Inc.*	8,600	558,312
DENTSPLY International, Inc.	37,900	1,928,731
DexCom, Inc.*	20,100	1,253,034
Edwards Lifesciences Corp.*	28,400	4,045,864
Endologix, Inc.*	5,800	99,006
Globus Medical, Inc., Class A*	14,100	355,884
Greatbatch, Inc.*	10,500	607,425
Haemonetics Corp.*	21,800	979,256
Halyard Health, Inc.*	12,275	603,930
HeartWare International, Inc.*	4,300	377,411
Hill-Rom Holdings, Inc.	14,830	726,670
Hologic, Inc.*	62,600	2,067,365
ICU Medical, Inc.*	2,100	195,594
IDEXX Laboratories, Inc.*	14,600	2,255,408
Insulet Corp.*	17,800	593,630
Integra LifeSciences Holdings Corp.*	10,300	634,995
Intuitive Surgical, Inc.*	9,300	4,696,779
Masimo Corp.*	22,300	735,454
Medtronic plc	361,085	28,161,019
Meridian Bioscience, Inc.	16,100	307,188
Neogen Corp.*	9,900	462,627
NuVasive, Inc.*	12,950	595,571
NxStage Medical, Inc.*	4,700	81,310
Quidel Corp.*	2,900	78,242
ResMed, Inc.	41,700	2,993,226
Sirona Dental Systems, Inc.*	18,900	1,700,811
Spectranetics Corp.*	600	20,856
St. Jude Medical, Inc.	75,600	4,944,240
STERIS Corp.	16,360	1,149,617
Stryker Corp.	84,370	7,783,133
Teleflex, Inc.	10,900	1,317,047
Thoratec Corp.*	23,300	976,037
Varian Medical Systems, Inc.*	27,110	2,550,780
West Pharmaceutical Services, Inc.	23,000	1,384,830
Wright Medical Group, Inc.*	21,200	546,960
Zimmer Holdings, Inc.	42,400	4,982,848

		133,608,910

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	14,500	1,038,200
Aetna, Inc.	89,297	9,512,809
Air Methods Corp.*	12,600	587,034
AmerisourceBergen Corp.	57,700	6,558,759
AMN Healthcare Services, Inc.*	4,000	92,280
Amsurg Corp.*	10,200	627,504
Anthem, Inc.	71,380	11,021,786
Bio-Reference Laboratories, Inc.*	3,200	112,768
BioScrip, Inc.*	300	1,329
Brookdale Senior Living, Inc.*	50,735	1,915,754
Cardinal Health, Inc.	85,000	7,672,950
Catamaran Corp.*	55,692	3,315,902
Centene Corp.*	29,800	2,106,562
Chemed Corp.	4,200	501,480
Cigna Corp.	66,840	8,651,770
Community Health Systems, Inc.*	33,267	1,739,199
DaVita HealthCare Partners, Inc.*	45,900	3,730,752
Ensign Group, Inc.	100	4,686
Envision Healthcare Holdings, Inc.*	21,100	809,185
Express Scripts Holding Co.*	183,251	15,900,689
HCA Holdings, Inc.*	85,000	6,394,550
Health Net, Inc.*	20,940	1,266,661
HealthSouth Corp.	24,800	1,100,128
Henry Schein, Inc.*	22,250	3,106,545
Humana, Inc.	40,300	7,174,206
IPC Healthcare, Inc.*	100	4,664
Kindred Healthcare, Inc.	27,300	649,467

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	28,235	$3,560,151
LifePoint Hospitals, Inc.*	14,250	1,046,662
Magellan Health, Inc.*	9,200	651,544
McKesson Corp.	58,880	13,318,656
MEDNAX, Inc.*	29,640	2,149,196
Molina Healthcare, Inc.*	12,900	868,041
Omnicare, Inc.	29,620	2,282,517
Owens & Minor, Inc.	26,850	908,604
Patterson Cos., Inc.	27,600	1,346,604
PharMerica Corp.*	14,270	402,271
Premier, Inc., Class A*	17,800	668,924
Quest Diagnostics, Inc.	38,630	2,968,716
Select Medical Holdings Corp.	28,400	421,172
Team Health Holdings, Inc.*	19,500	1,140,945
Tenet Healthcare Corp.*	31,275	1,548,425
Triple-S Management Corp., Class B*	600	11,928
UnitedHealth Group, Inc.	243,820	28,841,468
Universal American Corp.*	30,800	328,944
Universal Health Services, Inc., Class B	23,080	2,716,747
VCA, Inc.*	23,650	1,296,493
WellCare Health Plans, Inc.*	14,900	1,362,754

		163,438,381

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	770,822
athenahealth, Inc.*	11,900	1,420,741
Castlight Health, Inc., Class B*	28,700	222,712
Cerner Corp.*	76,700	5,619,042
HealthStream, Inc.*	300	7,560
HMS Holdings Corp.*	28,800	444,960
IMS Health Holdings, Inc.*	19,500	527,865
MedAssets, Inc.*	10,400	195,728
Medidata Solutions, Inc.*	13,600	666,944
Quality Systems, Inc.	4,400	70,312
Veeva Systems, Inc., Class A*	11,500	293,595

		10,240,281

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	86,230	3,582,856
Bio-Rad Laboratories, Inc., Class A*	8,500	1,149,030
Bio-Techne Corp.	11,450	1,148,321
Bruker Corp.*	27,900	515,313
Charles River Laboratories International, Inc.*	12,250	971,303
Illumina, Inc.*	35,900	6,664,476
Luminex Corp.*	1,300	20,800
Mettler-Toledo International, Inc.*	8,600	2,826,390
PAREXEL International Corp.*	14,570	1,005,184
PerkinElmer, Inc.	36,100	1,846,154
QIAGEN N.V.*	59,200	1,491,840
Quintiles Transnational Holdings, Inc.*	14,700	984,459
Thermo Fisher Scientific, Inc.	100,750	13,534,755
Waters Corp.*	21,500	2,672,880

		38,413,761

Pharmaceuticals (5.3%)
AbbVie, Inc.	399,150	23,366,241
Actavis plc*	91,263	27,161,682
Akorn, Inc.*	16,200	769,662
Bristol-Myers Squibb Co.	418,330	26,982,285
Catalent, Inc.*	3,400	105,910
Eli Lilly & Co.	248,310	18,039,722
Endo International plc*	40,554	3,637,694
Hospira, Inc.*	46,750	4,106,520
Impax Laboratories, Inc.*	17,900	838,973
Jazz Pharmaceuticals plc*	15,500	2,678,245
Johnson & Johnson	704,060	70,828,436
Lannett Co., Inc.*	9,600	650,016
Mallinckrodt plc*	28,292	3,583,182
Medicines Co.*	11,200	313,824
Merck & Co., Inc.	733,590	42,166,753
Mylan N.V.*	97,350	5,777,722
Nektar Therapeutics*	37,000	407,000
Pacira Pharmaceuticals, Inc.*	7,500	666,375
Perrigo Co. plc	34,300	5,678,365
Pfizer, Inc.	1,587,417	55,226,237
Prestige Brands Holdings, Inc.*	14,500	621,905
Salix Pharmaceuticals Ltd.*	16,600	2,868,646
Theravance Biopharma, Inc.*	5,000	86,750
Theravance, Inc.	17,500	275,100
Zoetis, Inc.	127,100	5,883,459

		302,720,704

Total Health Care		833,360,593

Industrials (11.2%)
Aerospace & Defense (2.7%)
American Science & Engineering, Inc.	4,700	229,642
B/E Aerospace, Inc.	27,460	1,747,005
Boeing Co.	182,100	27,329,568
Cubic Corp.	4,000	207,080
Curtiss-Wright Corp.	12,700	939,038
DigitalGlobe, Inc.*	15,800	538,306
Engility Holdings, Inc.	661	19,856
Esterline Technologies Corp.*	11,300	1,292,946
Exelis, Inc.	60,850	1,482,914
General Dynamics Corp.	77,170	10,474,284
HEICO Corp.	21,093	1,288,150
Hexcel Corp.	29,600	1,522,032
Honeywell International, Inc.	198,700	20,726,397
Huntington Ingalls Industries, Inc.	12,700	1,779,905
KLX, Inc.*	13,730	529,154
L-3 Communications Holdings, Inc.	22,470	2,826,501
Lockheed Martin Corp.	67,460	13,691,682
Moog, Inc., Class A*	12,000	900,600
Northrop Grumman Corp.	51,250	8,249,200
Orbital ATK, Inc.	11,569	886,532
Precision Castparts Corp.	37,270	7,826,700
Raytheon Co.	80,890	8,837,233
Rockwell Collins, Inc.	37,450	3,615,798
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,717,709
Teledyne Technologies, Inc.*	13,700	1,462,201
Textron, Inc.	70,800	3,138,564
TransDigm Group, Inc.	15,150	3,313,608
Triumph Group, Inc.	12,400	740,528
United Technologies Corp.	230,140	26,972,408

		154,285,541

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	41,200	3,016,664
Expeditors International of Washington, Inc.	58,600	2,823,348
FedEx Corp.	74,950	12,400,478
Hub Group, Inc., Class A*	400	15,716

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	179,550	$17,405,577
UTi Worldwide, Inc.*	16,500	202,950
XPO Logistics, Inc.*	13,500	613,845

		36,478,578

Airlines (0.7%)
Alaska Air Group, Inc.	39,800	2,633,964
Allegiant Travel Co.	4,000	769,160
American Airlines Group, Inc.	187,600	9,901,528
Copa Holdings S.A., Class A	11,600	1,171,252
Delta Air Lines, Inc.	215,150	9,673,144
JetBlue Airways Corp.*	69,900	1,345,575
SkyWest, Inc.	11,300	165,093
Southwest Airlines Co.	180,200	7,982,860
Spirit Airlines, Inc.*	17,100	1,322,856
United Continental Holdings, Inc.*	97,240	6,539,390

		41,504,822

Building Products (0.2%)
A.O. Smith Corp.	19,000	1,247,540
Allegion plc	28,166	1,722,914
Armstrong World Industries, Inc.*	8,100	465,507
Fortune Brands Home & Security, Inc.	46,150	2,191,202
Insteel Industries, Inc.	200	4,326
Lennox International, Inc.	16,510	1,844,002
Masco Corp.	104,600	2,792,820
Masonite International Corp.*	8,200	551,532
Owens Corning, Inc.	35,170	1,526,378
Simpson Manufacturing Co., Inc.	7,600	284,012
USG Corp.*	22,500	600,750

		13,230,983

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	6,200	197,532
ADT Corp.	45,350	1,882,932
Brady Corp., Class A	7,500	212,175
Brink’s Co.	1,200	33,156
Cintas Corp.	28,800	2,350,944
Civeo Corp.	9,600	24,384
Clean Harbors, Inc.*	16,200	919,836
Copart, Inc.*	37,000	1,390,090
Covanta Holding Corp.	32,000	717,760
Deluxe Corp.	17,000	1,177,760
Healthcare Services Group, Inc.	21,900	703,647
Herman Miller, Inc.	14,700	408,072
HNI Corp.	11,700	645,489
Interface, Inc.	700	14,546
KAR Auction Services, Inc.	36,400	1,380,652
Mobile Mini, Inc.	11,600	494,624
MSA Safety, Inc.	5,900	294,292
Pitney Bowes, Inc.	54,520	1,271,406
R.R. Donnelley & Sons Co.	49,130	942,805
Republic Services, Inc.	76,735	3,112,372
Rollins, Inc.	31,500	778,995
Steelcase, Inc., Class A	12,800	242,432
Stericycle, Inc.*	21,800	3,061,374
Tetra Tech, Inc.	18,300	439,566
Tyco International plc	104,500	4,499,770
UniFirst Corp.	2,000	235,380
United Stationers, Inc.	12,100	495,979
Waste Connections, Inc.	37,550	1,807,657
Waste Management, Inc.	123,450	6,694,693
West Corp.	15,100	509,323

		36,939,643

Construction & Engineering (0.2%)
AECOM*	32,802	1,010,958
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,557,847
EMCOR Group, Inc.	25,100	1,166,397
Fluor Corp.	45,460	2,598,494
Granite Construction, Inc.	4,900	172,186
Jacobs Engineering Group, Inc.*	37,100	1,675,436
KBR, Inc.	48,800	706,624
MasTec, Inc.*	18,700	360,910
Primoris Services Corp.	700	12,033
Quanta Services, Inc.*	64,850	1,850,170

		11,111,055

Electrical Equipment (0.6%)
Acuity Brands, Inc.	12,200	2,051,552
AMETEK, Inc.	64,975	3,413,787
Babcock & Wilcox Co.	37,600	1,206,584
Eaton Corp. plc	119,697	8,132,214
Emerson Electric Co.	175,210	9,920,390
EnerSys, Inc.	13,300	854,392
Franklin Electric Co., Inc.	13,400	511,076
Generac Holdings, Inc.*	14,600	710,874
Hubbell, Inc., Class B	15,400	1,688,148
Polypore International, Inc.*	12,300	724,470
Regal-Beloit Corp.	13,900	1,110,888
Rockwell Automation, Inc.	34,500	4,001,655
SolarCity Corp.*	11,100	569,208

		34,895,238

Industrial Conglomerates (1.9%)
3M Co.	162,830	26,858,808
Carlisle Cos., Inc.	17,300	1,602,499
Danaher Corp.	154,160	13,088,184
General Electric Co.	2,504,092	62,126,523
Raven Industries, Inc.	2,700	55,242
Roper Industries, Inc.	25,850	4,446,200

		108,177,456

Machinery (1.8%)
Actuant Corp., Class A	12,300	292,002
AGCO Corp.	27,500	1,310,100
Allison Transmission Holdings, Inc.	35,200	1,124,288
Barnes Group, Inc.	15,200	615,448
Caterpillar, Inc.	160,310	12,829,609
Chart Industries, Inc.*	5,080	178,181
CLARCOR, Inc.	14,000	924,840
Colfax Corp.*	27,730	1,323,553
Crane Co.	18,600	1,160,826
Cummins, Inc.	47,360	6,565,990
Deere & Co.	85,240	7,474,696
Donaldson Co., Inc.	36,700	1,383,957
Dover Corp.	43,390	2,999,117
Flowserve Corp.	35,740	2,018,953
Graco, Inc.	17,860	1,288,778
Greenbrier Cos., Inc.	800	46,400
Harsco Corp.	12,500	215,750
Hillenbrand, Inc.	9,800	302,526
IDEX Corp.	23,240	1,762,289
Illinois Tool Works, Inc.	80,810	7,849,883
Ingersoll-Rand plc	67,300	4,581,784
ITT Corp.	30,425	1,214,262
Joy Global, Inc.	26,480	1,037,486
Kennametal, Inc.	26,190	882,341
Lincoln Electric Holdings, Inc.	20,960	1,370,574
Manitowoc Co., Inc.	46,900	1,011,164

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Middleby Corp.*	18,000	$1,847,700
Mueller Industries, Inc.	16,400	592,532
Navistar International Corp.*	4,400	129,800
Nordson Corp.	20,060	1,571,500
Oshkosh Corp.	24,700	1,205,113
PACCAR, Inc.	93,630	5,911,798
Pall Corp.	30,000	3,011,700
Parker-Hannifin Corp.	37,610	4,467,316
Pentair plc	50,387	3,168,838
Proto Labs, Inc.*	1,600	112,000
RBC Bearings, Inc.	3,900	298,506
Rexnord Corp.*	19,600	523,124
Snap-on, Inc.	14,900	2,191,194
SPX Corp.	13,300	1,129,170
Stanley Black & Decker, Inc.	40,635	3,874,954
Terex Corp.	33,030	878,268
Timken Co.	21,240	895,054
Toro Co.	19,440	1,363,133
Trinity Industries, Inc.	48,740	1,730,757
Valmont Industries, Inc.	7,700	946,176
WABCO Holdings, Inc.*	16,570	2,036,122
Wabtec Corp.	25,700	2,441,757
Watts Water Technologies, Inc., Class A	5,400	297,162
Woodward, Inc.	23,030	1,174,760
Xylem, Inc.	47,850	1,675,707

		105,238,938

Marine (0.0%)
Kirby Corp.*	14,250	1,069,462
Matson, Inc.	11,880	500,861

		1,570,323

Professional Services (0.4%)
Advisory Board Co.*	11,680	622,310
CBIZ, Inc.*	36,520	340,732
Corporate Executive Board Co.	11,800	942,348
Dun & Bradstreet Corp.	9,600	1,232,256
Equifax, Inc.	34,820	3,238,260
FTI Consulting, Inc.*	12,600	471,996
IHS, Inc., Class A*	18,700	2,127,312
ManpowerGroup, Inc.	20,980	1,807,427
Nielsen N.V.	73,400	3,271,438
On Assignment, Inc.*	13,500	517,995
Resources Connection, Inc.	23,250	406,875
Robert Half International, Inc.	37,260	2,254,975
Towers Watson & Co., Class A	17,900	2,366,112
TriNet Group, Inc.*	9,600	338,208
Verisk Analytics, Inc., Class A*	45,800	3,270,120
WageWorks, Inc.*	9,100	485,303

		23,693,667

Road & Rail (1.0%)
AMERCO	2,200	726,880
Avis Budget Group, Inc.*	28,490	1,681,337
Con-way, Inc.	19,100	842,883
CSX Corp.	257,950	8,543,304
Genesee & Wyoming, Inc., Class A*	14,700	1,417,668
Heartland Express, Inc.	7,700	182,952
Hertz Global Holdings, Inc.*	116,600	2,527,888
J.B. Hunt Transport Services, Inc.	23,050	1,968,355
Kansas City Southern	28,650	2,924,592
Knight Transportation, Inc.	19,600	632,100
Landstar System, Inc.	15,650	1,037,595
Norfolk Southern Corp.	79,070	8,137,885
Old Dominion Freight Line, Inc.*	15,750	1,217,475
Ryder System, Inc.	16,900	1,603,641
Swift Transportation Co.*	17,600	457,952
Union Pacific Corp.	227,420	24,631,860
Werner Enterprises, Inc.	18,100	568,521

		59,102,888

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	792,540
Applied Industrial Technologies, Inc.	10,800	489,672
Fastenal Co.	83,300	3,451,535
GATX Corp.	13,700	794,326
HD Supply Holdings, Inc.*	27,600	859,878
MRC Global, Inc.*	7,400	87,690
MSC Industrial Direct Co., Inc., Class A	12,200	880,840
NOW, Inc.*	27,920	604,189
TAL International Group, Inc.*	600	24,438
Textainer Group Holdings Ltd.	11,200	335,888
United Rentals, Inc.*	27,722	2,527,138
Veritiv Corp.*	233	10,282
W.W. Grainger, Inc.	15,650	3,690,427
Watsco, Inc.	7,310	918,867
WESCO International, Inc.*	15,220	1,063,726

		16,531,436

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	13,700	209,884

Total Industrials		642,970,452

Information Technology (18.9%)
Communications Equipment (1.5%)
ADTRAN, Inc.	13,900	259,513
ARRIS Group, Inc.*	41,000	1,184,695
Aruba Networks, Inc.*	27,400	671,026
Brocade Communications Systems, Inc.	132,560	1,572,825
Ciena Corp.*	31,400	606,334
Cisco Systems, Inc.	1,274,870	35,090,797
CommScope Holding Co., Inc.*	10,300	293,962
EchoStar Corp., Class A*	10,500	543,060
F5 Networks, Inc.*	21,200	2,436,728
Finisar Corp.*	27,300	582,582
Harris Corp.	26,540	2,090,290
Infinera Corp.*	18,700	367,829
InterDigital, Inc.	10,700	542,918
JDS Uniphase Corp.*	76,350	1,001,712
Juniper Networks, Inc.	123,400	2,786,372
Motorola Solutions, Inc.	49,821	3,321,566
Palo Alto Networks, Inc.*	13,500	1,972,080
Plantronics, Inc.	17,400	921,330
Polycom, Inc.*	31,600	423,440
QUALCOMM, Inc.	426,080	29,544,387
Riverbed Technology, Inc.*	47,200	986,952
ViaSat, Inc.*	12,200	727,242

		87,927,640

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	80,840	4,763,901
Anixter International, Inc.*	7,700	586,201
Arrow Electronics, Inc.*	26,000	1,589,900
Avnet, Inc.	38,720	1,723,040
AVX Corp.	25,300	361,031
Belden, Inc.	10,900	1,019,804
CDW Corp.	22,600	841,624
Cognex Corp.*	29,800	1,477,782
Coherent, Inc.*	5,400	350,784

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Corning, Inc.	325,590	$7,384,381
Dolby Laboratories, Inc., Class A	12,700	484,632
FEI Co.	10,800	824,472
FLIR Systems, Inc.	42,200	1,320,016
II-VI, Inc.*	2,700	49,842
Ingram Micro, Inc., Class A*	41,200	1,034,944
InvenSense, Inc.*	21,300	323,973
IPG Photonics Corp.*	9,100	843,570
Itron, Inc.*	6,710	244,982
Jabil Circuit, Inc.	68,100	1,592,178
Keysight Technologies, Inc.*	43,115	1,601,722
Knowles Corp.*	25,045	482,617
Littelfuse, Inc.	6,500	646,035
National Instruments Corp.	35,700	1,143,828
Plexus Corp.*	8,300	338,391
Sanmina Corp.*	14,400	348,336
SYNNEX Corp.	7,200	556,200
Tech Data Corp.*	11,200	647,024
Trimble Navigation Ltd.*	77,400	1,950,480
Vishay Intertechnology, Inc.	39,600	547,272
Zebra Technologies Corp., Class A*	16,700	1,514,941

		36,593,903

Internet Software & Services (3.2%)
Akamai Technologies, Inc.*	45,800	3,253,861
AOL, Inc.*	20,956	830,067
Bankrate, Inc.*	29,400	333,396
Cimpress N.V.*	9,700	818,486
Cornerstone OnDemand, Inc.*	13,300	384,237
CoStar Group, Inc.*	7,535	1,490,649
Dealertrack Technologies, Inc.*	13,300	512,316
Demandware, Inc.*	300	18,270
eBay, Inc.*	321,570	18,548,158
Endurance International Group Holdings, Inc.*	26,800	510,808
Equinix, Inc. (REIT)	14,739	3,431,976
Facebook, Inc., Class A*	493,100	40,540,216
Google, Inc., Class A*	70,125	38,898,337
Google, Inc., Class C*	70,925	38,866,900
GrubHub, Inc.*	8,200	372,198
IAC/InterActiveCorp	24,850	1,676,630
j2 Global, Inc.	14,600	958,928
LinkedIn Corp., Class A*	27,000	6,746,220
NIC, Inc.	1,500	26,505
Pandora Media, Inc.*	53,500	867,235
Rackspace Hosting, Inc.*	31,500	1,625,085
Twitter, Inc.*	124,800	6,249,984
VeriSign, Inc.*	27,650	1,851,721
Yahoo!, Inc.*	236,550	10,511,099
Yelp, Inc.*	13,200	625,020
Zillow Group, Inc., Class A*	11,762	1,179,729

		181,128,031

IT Services (3.3%)
Accenture plc, Class A	158,800	14,877,972
Alliance Data Systems Corp.*	15,752	4,666,530
Amdocs Ltd.	45,210	2,459,424
Automatic Data Processing, Inc.	119,950	10,272,518
Blackhawk Network Holdings, Inc.*	13,400	479,318
Booz Allen Hamilton Holding Corp.	19,800	573,012
Broadridge Financial Solutions, Inc.	30,410	1,672,854
CACI International, Inc., Class A*	6,000	539,520
Cardtronics, Inc.*	7,000	263,200
Cognizant Technology Solutions Corp., Class A*	152,700	9,526,953
Computer Sciences Corp.	37,740	2,463,667
Convergys Corp.	37,300	853,051
CoreLogic, Inc.*	26,300	927,601
DST Systems, Inc.	11,580	1,282,022
EPAM Systems, Inc.*	7,600	465,804
Euronet Worldwide, Inc.*	14,700	863,625
EVERTEC, Inc.	13,200	288,552
Fidelity National Information Services, Inc.	74,625	5,078,977
Fiserv, Inc.*	66,500	5,280,100
FleetCor Technologies, Inc.*	21,600	3,259,872
Gartner, Inc.*	25,500	2,138,175
Genpact Ltd.*	41,700	969,525
Global Payments, Inc.	21,600	1,980,288
Heartland Payment Systems, Inc.	9,200	431,020
IGATE Corp.*	12,300	524,718
International Business Machines Corp.	236,231	37,915,076
Jack Henry & Associates, Inc.	23,030	1,609,567
Leidos Holdings, Inc.	21,037	882,713
ManTech International Corp., Class A	6,200	210,428
MasterCard, Inc., Class A	255,100	22,038,089
MAXIMUS, Inc.	16,800	1,121,568
NeuStar, Inc., Class A*	17,390	428,142
Paychex, Inc.	83,810	4,158,233
Sabre Corp.	15,600	379,080
Science Applications International Corp.	12,021	617,278
Syntel, Inc.*	8,000	413,840
TeleTech Holdings, Inc.	17,750	451,738
Teradata Corp.*	39,260	1,732,936
Total System Services, Inc.	46,200	1,762,530
Unisys Corp.*	9,696	225,044
Vantiv, Inc., Class A*	32,500	1,225,250
VeriFone Systems, Inc.*	29,900	1,043,211
Visa, Inc., Class A	503,400	32,927,394
Western Union Co.	139,760	2,908,406
WEX, Inc.*	10,100	1,084,336
Xerox Corp.	298,131	3,830,983

		189,104,140

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	188,500	505,180
Altera Corp.	86,250	3,700,987
Amkor Technology, Inc.*	39,100	345,448
Analog Devices, Inc.	80,670	5,082,210
Applied Materials, Inc.	308,820	6,966,979
Atmel Corp.	109,700	902,831
Avago Technologies Ltd.	62,400	7,923,552
Broadcom Corp., Class A	138,770	6,008,047
Cavium, Inc.*	16,300	1,154,366
Cree, Inc.*	32,700	1,160,523
Cypress Semiconductor Corp.*	76,746	1,082,886
Entegris, Inc.*	19,240	263,396
Fairchild Semiconductor International, Inc.*	36,000	654,480
First Solar, Inc.*	17,400	1,040,346
Freescale Semiconductor Ltd.*	27,400	1,116,824
Integrated Device Technology, Inc.*	34,800	696,696

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Intel Corp.	1,249,690	$39,077,806
Intersil Corp., Class A	33,600	481,152
KLA-Tencor Corp.	47,080	2,744,293
Lam Research Corp.	40,375	2,835,738
Linear Technology Corp.	67,650	3,166,020
Marvell Technology Group Ltd.	101,330	1,489,551
Maxim Integrated Products, Inc.	81,250	2,828,312
Microchip Technology, Inc.	55,700	2,723,730
Micron Technology, Inc.*	270,150	7,329,170
Microsemi Corp.*	31,400	1,111,560
MKS Instruments, Inc.	13,200	446,292
Monolithic Power Systems, Inc.	9,900	521,235
NVIDIA Corp.	138,860	2,905,646
ON Semiconductor Corp.*	113,500	1,374,485
PMC-Sierra, Inc.*	34,200	317,376
Power Integrations, Inc.	6,400	333,312
Qorvo, Inc.*	34,317	2,735,065
Rambus, Inc.*	33,000	414,975
Semtech Corp.*	18,000	479,610
Silicon Laboratories, Inc.*	13,440	682,349
Skyworks Solutions, Inc.	49,400	4,855,526
SunEdison, Inc.*	73,470	1,763,280
SunPower Corp.*	11,900	372,589
Synaptics, Inc.*	10,300	837,442
Teradyne, Inc.	61,310	1,155,694
Tessera Technologies, Inc.	13,400	539,752
Texas Instruments, Inc.	270,990	15,496,563
Veeco Instruments, Inc.*	11,300	345,215
Xilinx, Inc.	70,200	2,969,460

		140,937,949

Software (3.8%)
ACI Worldwide, Inc.*	37,500	812,250
Activision Blizzard, Inc.	129,100	2,933,797
Adobe Systems, Inc.*	129,620	9,584,103
Advent Software, Inc.	14,000	617,540
ANSYS, Inc.*	23,300	2,054,827
Aspen Technology, Inc.*	32,500	1,250,925
Autodesk, Inc.*	62,550	3,667,932
Blackbaud, Inc.	13,000	615,940
CA, Inc.	93,050	3,034,360
Cadence Design Systems, Inc.*	82,930	1,529,229
CDK Global, Inc.	41,850	1,956,906
Citrix Systems, Inc.*	43,350	2,768,764
CommVault Systems, Inc.*	15,300	668,610
Covisint Corp.*	11,928	24,214
Electronic Arts, Inc.*	78,300	4,605,214
Epiq Systems, Inc.	27,700	496,661
FactSet Research Systems, Inc.	12,500	1,990,000
Fair Isaac Corp.	13,100	1,162,232
FireEye, Inc.*	22,300	875,275
Fortinet, Inc.*	40,400	1,411,980
Guidewire Software, Inc.*	13,500	710,235
Infoblox, Inc.*	2,200	52,514
Informatica Corp.*	37,700	1,653,333
Intuit, Inc.	72,950	7,073,232
Manhattan Associates, Inc.*	24,000	1,214,640
Mentor Graphics Corp.	37,800	908,334
Microsoft Corp.	2,062,750	83,861,101
MicroStrategy, Inc., Class A*	3,000	507,570
NetScout Systems, Inc.*	10,700	469,195
NetSuite, Inc.*	8,900	825,564
Nuance Communications, Inc.*	84,490	1,212,432
Oracle Corp.	817,412	35,271,328
Pegasystems, Inc.	13,500	293,625
Progress Software Corp.*	19,000	516,230
Proofpoint, Inc.*	9,200	544,824
PTC, Inc.*	33,950	1,227,972
Qlik Technologies, Inc.*	23,900	744,007
Red Hat, Inc.*	53,800	4,075,350
Rovi Corp.*	41,550	756,626
Salesforce.com, Inc.*	154,100	10,295,421
ServiceNow, Inc.*	37,500	2,954,250
SolarWinds, Inc.*	19,400	994,056
Solera Holdings, Inc.	21,110	1,090,543
Splunk, Inc.*	29,100	1,722,720
SS&C Technologies Holdings, Inc.	14,100	878,430
Symantec Corp.	178,090	4,161,073
Synchronoss Technologies, Inc.*	10,910	517,789
Synopsys, Inc.*	48,120	2,228,918
Tableau Software, Inc., Class A*	9,900	915,948
Take-Two Interactive Software, Inc.*	25,800	656,739
Tyler Technologies, Inc.*	9,400	1,132,982
Ultimate Software Group, Inc.*	6,600	1,121,703
Verint Systems, Inc.*	14,800	916,564
VMware, Inc., Class A*	23,100	1,894,431
Workday, Inc., Class A*	24,400	2,059,604
Zynga, Inc., Class A*	123,800	352,830

		217,872,872

Technology Hardware, Storage & Peripherals (4.0%)
3D Systems Corp.*	28,530	782,293
Apple, Inc.	1,500,595	186,719,036
Diebold, Inc.	16,050	569,133
Electronics for Imaging, Inc.*	12,900	538,575
EMC Corp.	516,790	13,209,152
Hewlett-Packard Co.	480,832	14,982,725
Lexmark International, Inc., Class A	18,690	791,334
NCR Corp.*	45,900	1,354,509
NetApp, Inc.	83,650	2,966,229
Nimble Storage, Inc.*	9,200	205,252
SanDisk Corp.	57,090	3,632,066
Stratasys Ltd.*	12,900	680,862
Western Digital Corp.	55,570	5,057,426

		231,488,592

Total Information Technology		1,085,053,127

Materials (3.6%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	55,380	8,377,886
Airgas, Inc.	17,300	1,835,703
Albemarle Corp.	32,476	1,716,032
Ashland, Inc.	17,264	2,197,880
Axiall Corp.	20,500	962,270
Balchem Corp.	6,000	332,280
Cabot Corp.	19,700	886,500
Celanese Corp.	44,500	2,485,770
CF Industries Holdings, Inc.	13,002	3,688,407
Chemtura Corp.*	18,400	502,136
Cytec Industries, Inc.	23,800	1,286,152
Dow Chemical Co.	303,980	14,584,960
E.I. du Pont de Nemours & Co.	231,840	16,569,605
Eastman Chemical Co.	39,128	2,710,005
Ecolab, Inc.	66,888	7,650,650
FMC Corp.	38,600	2,209,850
H.B. Fuller Co.	16,100	690,207
Huntsman Corp.	55,200	1,223,784
International Flavors & Fragrances, Inc.	22,000	2,582,800
Kronos Worldwide, Inc.	18,600	235,290

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	106,200	$9,324,360
Minerals Technologies, Inc.	11,400	833,340
Monsanto Co.	120,800	13,594,832
Mosaic Co.	86,530	3,985,572
NewMarket Corp.	2,200	1,051,160
Olin Corp.	21,500	688,860
Platform Specialty Products Corp.*	22,200	569,652
PolyOne Corp.	31,700	1,183,995
PPG Industries, Inc.	36,000	8,119,440
Praxair, Inc.	76,300	9,212,462
RPM International, Inc.	37,150	1,782,829
Scotts Miracle-Gro Co., Class A	11,900	799,323
Sensient Technologies Corp.	12,500	861,000
Sherwin-Williams Co.	22,300	6,344,350
Sigma-Aldrich Corp.	30,500	4,216,625
Valspar Corp.	25,300	2,125,959
W.R. Grace & Co.*	22,000	2,175,140
Westlake Chemical Corp.	14,400	1,035,936

		140,633,002

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,203,264
Martin Marietta Materials, Inc.	17,730	2,478,654
Vulcan Materials Co.	33,100	2,790,330

		6,472,248

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,283,104
Avery Dennison Corp.	26,550	1,404,760
Ball Corp.	37,200	2,627,808
Bemis Co., Inc.	29,800	1,380,038
Berry Plastics Group, Inc.*	23,400	846,846
Crown Holdings, Inc.*	37,150	2,006,843
Graphic Packaging Holding Co.	85,200	1,238,808
MeadWestvaco Corp.	49,400	2,463,578
Owens-Illinois, Inc.*	46,650	1,087,878
Packaging Corp. of America	26,500	2,072,035
Rock-Tenn Co., Class A	38,600	2,489,700
Sealed Air Corp.	55,360	2,522,202
Silgan Holdings, Inc.	11,600	674,308
Sonoco Products Co.	32,660	1,484,724

		23,582,632

Metals & Mining (0.5%)
Alcoa, Inc.	296,150	3,826,258
Allegheny Technologies, Inc.	35,260	1,058,152
Carpenter Technology Corp.	14,900	579,312
Commercial Metals Co.	49,390	799,624
Compass Minerals International, Inc.	12,400	1,155,804
Freeport-McMoRan, Inc.	267,494	5,069,011
Newmont Mining Corp.	129,300	2,807,103
Nucor Corp.	87,620	4,164,579
Reliance Steel & Aluminum Co.	22,200	1,355,976
Royal Gold, Inc.	18,000	1,135,980
Southern Copper Corp.	50,544	1,474,874
Steel Dynamics, Inc.	71,300	1,433,130
Tahoe Resources, Inc.	12,600	138,096
United States Steel Corp.	37,490	914,756
Worthington Industries, Inc.	5,800	154,338

		26,066,993

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	854,146
International Paper Co.	108,150	6,001,243
KapStone Paper and Packaging Corp.	23,200	761,888
Louisiana-Pacific Corp.*	42,500	701,675

		8,318,952

Total Materials		205,073,827

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
8x8, Inc.*	1,000	8,400
AT&T, Inc.	1,302,984	42,542,428
CenturyLink, Inc.	152,979	5,285,424
Cincinnati Bell, Inc.*	10,800	38,124
Cogent Communications Holdings, Inc.	8,900	314,437
Consolidated Communications Holdings, Inc.	2,300	46,920
FairPoint Communications, Inc.*	1,500	26,400
Frontier Communications Corp.	280,290	1,976,045
General Communication, Inc., Class A*	2,200	34,672
Globalstar, Inc.*	52,200	173,826
Hawaiian Telcom Holdco, Inc.*	600	15,978
IDT Corp., Class B	2,400	42,600
inContact, Inc.*	6,800	74,120
Intelsat S.A.*	3,600	43,200
Iridium Communications, Inc.*	300	2,913
Level 3 Communications, Inc.*	76,836	4,136,850
Lumos Networks Corp.	100	1,526
magicJack VocalTec Ltd.*	100	684
ORBCOMM, Inc.*	3,100	18,507
Premiere Global Services, Inc.*	1,700	16,252
Verizon Communications, Inc.	1,034,140	50,290,228
Windstream Holdings, Inc.	157,011	1,161,881

		106,251,415

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,100	23,374
Leap Wireless International, Inc.*†	1,900	3,591
NTELOS Holdings Corp.	3,600	17,280
RingCentral, Inc., Class A*	2,000	30,660
SBA Communications Corp., Class A*	33,300	3,899,430
Shenandoah Telecommunications Co.	300	9,348
Spok Holdings, Inc.	1,900	36,423
Sprint Corp.*	240,579	1,140,345
Telephone & Data Systems, Inc.	28,186	701,831
T-Mobile US, Inc.*	69,200	2,192,948
U.S. Cellular Corp.*	12,100	432,212

		8,487,442

Total Telecommunication Services		114,738,857

Utilities (3.0%)
Electric Utilities (1.5%)
ALLETE, Inc.	10,500	553,980
American Electric Power Co., Inc.	122,670	6,900,187
Cleco Corp.	16,100	877,772
Duke Energy Corp.	176,085	13,519,806
Edison International	83,360	5,207,499
Entergy Corp.	45,100	3,494,799
Eversource Energy	82,209	4,153,199
Exelon Corp.	209,456	7,039,816
FirstEnergy Corp.	106,804	3,744,548
Great Plains Energy, Inc.	43,600	1,163,248

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.	20,500	$658,460
IDACORP, Inc.	11,450	719,861
ITC Holdings Corp.	44,400	1,661,892
NextEra Energy, Inc.	107,150	11,148,958
OGE Energy Corp.	48,600	1,536,246
Pepco Holdings, Inc.	69,250	1,857,978
Pinnacle West Capital Corp.	26,000	1,657,500
PNM Resources, Inc.	12,400	362,080
Portland General Electric Co.	15,800	586,022
PPL Corp.	171,050	5,757,543
Southern Co.	221,750	9,819,090
UIL Holdings Corp.	18,500	951,270
Westar Energy, Inc.	30,000	1,162,800
Xcel Energy, Inc.	122,480	4,263,529

		88,798,083

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,424,111
Atmos Energy Corp.	25,200	1,393,560
Laclede Group, Inc.	11,200	573,664
National Fuel Gas Co.	21,100	1,272,963
New Jersey Resources Corp.	19,600	608,776
ONE Gas, Inc.	14,125	610,624
Piedmont Natural Gas Co., Inc.	19,900	734,509
Questar Corp.	47,000	1,121,420
South Jersey Industries, Inc.	4,100	222,548
Southwest Gas Corp.	9,900	575,883
UGI Corp.	48,675	1,586,318
WGL Holdings, Inc.	10,500	592,200

		10,716,576

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	188,995	2,428,586
Calpine Corp.*	89,200	2,040,004
Dynegy, Inc.*	28,400	892,612
NRG Energy, Inc.	87,821	2,212,211

		7,573,413

Multi-Utilities (1.1%)
Alliant Energy Corp.	26,900	1,694,700
Ameren Corp.	65,000	2,743,000
Avista Corp.	19,200	656,256
Black Hills Corp.	13,000	655,720
CenterPoint Energy, Inc.	95,350	1,946,093
CMS Energy Corp.	71,500	2,496,065
Consolidated Edison, Inc.	74,600	4,550,600
Dominion Resources, Inc.	144,850	10,265,520
DTE Energy Co.	46,500	3,752,085
Integrys Energy Group, Inc.	20,300	1,462,006
MDU Resources Group, Inc.	48,250	1,029,655
NiSource, Inc.	79,300	3,501,888
NorthWestern Corp.	8,700	467,973
PG&E Corp.	112,920	5,992,664
Public Service Enterprise Group, Inc.	128,100	5,369,952
SCANA Corp.	38,550	2,119,865
Sempra Energy	62,290	6,790,856
TECO Energy, Inc.	59,350	1,151,390
Vectren Corp.	18,000	794,520
Wisconsin Energy Corp.	55,100	2,727,450

		60,168,258

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	2,385,240
Aqua America, Inc.	50,062	1,319,134

		3,704,374

Total Utilities		170,960,704

Total Investments (99.4%) (Cost $2,941,917,917)		5,711,424,123
Other Assets Less Liabilities (0.6%)		34,072,092

Net Assets (100%)		$5,745,496,215

*	Non-income producing.

†	Security (totaling $3,591 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,010,000.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	30	June-15	$3,607,101	$3,746,700	$139,599
S&P 500 E-Mini Index	248	June-15	25,226,877	25,553,920	327,043

					$466,642

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$754,109,483	$—	$—	$754,109,483
Consumer Staples	485,293,966	—	—	485,293,966
Energy	414,122,339	—	—	414,122,339
Financials	1,005,740,775	—	—	1,005,740,775
Health Care	833,360,593	—	—	833,360,593
Industrials	642,970,452	—	—	642,970,452
Information Technology	1,085,053,127	—	—	1,085,053,127
Materials	205,073,827	—	—	205,073,827
Telecommunication Services	114,735,266	—	3,591	114,738,857
Utilities	170,960,704	—	—	170,960,704
Futures	466,642	—	—	466,642

Total Assets	$5,711,887,174	$—	$3,591	$5,711,890,765

Total Liabilities	$—	$—	$—	$—

Total	$5,711,887,174	$—	$3,591	$5,711,890,765

(a)	A security with a market value of $3,591 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,998,380,345
Aggregate gross unrealized depreciation	(265,421,765)

Net unrealized appreciation	$2,732,958,580

Federal income tax cost of investments	$2,978,465,543

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.4%)
Food Products (1.4%)
Bunge Ltd.
4.875%	472	$49,324
Tyson Foods, Inc.
4.750%	5,379	260,774

Total Consumer Staples		310,098

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Chesapeake Energy Corp.
5.750%§	273	237,339
Southwestern Energy Co.
6.250%	1,240	62,484

Total Energy		299,823

Financials (9.2%)
Banks (6.3%)
Bank of America Corp.
7.250%	189	218,673
Huntington Bancshares, Inc./Ohio
8.500%	266	354,578
KeyCorp
7.750%	1,200	157,200
Wells Fargo & Co.
7.500%	522	638,406

		1,368,857

Insurance (0.4%)
Maiden Holdings Ltd.
7.250%	1,450	75,893

Real Estate Investment Trusts (REITs) (2.5%)
Crown Castle International Corp.
4.500%	2,229	233,666
Health Care REIT, Inc.
6.500%	1,083	72,734
iStar Financial, Inc.
4.500%	2,000	114,000
Weyerhaeuser Co.
6.375%	2,451	134,119

		554,519

Total Financials		1,999,269

Health Care (2.7%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.
3.000%	420	150,990

Pharmaceuticals (2.0%)
Actavis plc
5.500%	426	431,112

Total Health Care		582,102

Industrials (2.5%)
Aerospace & Defense (1.2%)
United Technologies Corp.
7.500%	4,217	259,514

Machinery (0.5%)
Stanley Black & Decker, Inc.
6.250%	1,000	117,250

Road & Rail (0.8%)
Genesee & Wyoming, Inc.
5.000%	1,484	180,113

Total Industrials		556,877

Materials (0.7%)
Metals & Mining (0.7%)
Alcoa, Inc.
5.375%	3,464	151,862

Total Materials		151,862

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.3%)
Intelsat S.A.
5.750%	1,050	36,540
Iridium Communications, Inc.
6.750%	57	20,056

		56,596

Wireless Telecommunication Services (0.4%)
T-Mobile U.S., Inc.
5.500%	1,500	87,990

Total Telecommunication Services		144,586

Utilities (0.8%)
Electric Utilities (0.5%)
NextEra Energy, Inc.
5.799%	2,000	111,500

Independent Power and Renewable Electricity Producers (0.3%)
Dynegy, Inc.
5.375%	480	52,392

Total Utilities		163,892

Total Convertible Preferred Stock (19.4%) (Cost $4,203,416)		4,208,509

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (29.2%)
SPDR® Barclays Convertible Securities ETF (Cost $6,243,312)	132,590	6,332,498

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (47.4%)
Consumer Discretionary (9.0%)
Automobiles (1.5%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	275,540
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	43,335

		318,875

Hotels, Restaurants & Leisure (0.3%)
MGM Resorts International
4.250%, 4/15/15	55,000	62,631

Household Durables (2.2%)
Jarden Corp.
1.875%, 9/15/18	110,000	188,444
Lennar Corp.
3.250%, 11/15/21§	16,000	35,690
Ryland Group, Inc.
1.625%, 5/15/18	155,000	244,125

		468,259

Internet & Catalog Retail (1.9%)
HomeAway, Inc.
0.125%, 4/1/19	93,000	88,292
Priceline Group, Inc.
1.000%, 3/15/18	247,000	329,591

		417,883

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Media (2.5%)
Liberty Interactive LLC
0.750%, 3/30/43	$230,000	$320,994
Liberty Media Corp.
1.375%, 10/15/23	120,000	119,775
Live Nation Entertainment, Inc.
2.500%, 5/15/19§	80,000	83,950

		524,719

Specialty Retail (0.6%)
Restoration Hardware Holdings, Inc. (Zero Coupon), 6/15/19§	122,000	129,473

Total Consumer Discretionary		1,921,840

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	69,667
PDC Energy, Inc.
3.250%, 5/15/16§	82,000	112,853

Total Energy		182,520

Financials (2.7%)
Capital Markets (0.1%)
Walter Investment Management Corp.
4.500%, 11/1/19	35,000	27,169

Consumer Finance (0.5%)
Encore Capital Group, Inc.
3.000%, 7/1/20	75,000	80,812
Ezcorp, Inc.
2.125%, 6/15/19§	26,000	22,035

		102,847

Insurance (0.7%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	151,219

Real Estate Investment Trusts (REITs) (1.4%)
Colony Financial, Inc.
5.000%, 4/15/23	35,000	39,375
iStar Financial, Inc.
3.000%, 11/15/16	36,000	42,637
Starwood Property Trust, Inc.
3.750%, 10/15/17	156,000	162,630
4.000%, 1/15/19	39,000	44,899

		289,541

Total Financials		570,776

Health Care (13.4%)
Biotechnology (4.4%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	31,000	31,736
Aegerion Pharmaceuticals, Inc.
2.000%, 8/15/19§	40,000	37,175
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	181,725
Cepheid, Inc.
1.250%, 2/1/21	62,000	68,859
Emergent Biosolutions, Inc.
2.875%, 1/15/21	58,000	67,026
Gilead Sciences, Inc.
1.625%, 5/1/16	27,000	116,319
Incyte Corp.
0.375%, 11/15/18	17,000	30,940
1.250%, 11/15/20	58,000	107,626
Isis Pharmaceuticals, Inc.
1.000%, 11/15/21§	67,000	77,971
Lexicon Pharmaceuticals, Inc.
5.250%, 12/1/21§	43,000	43,161
Medivation, Inc.
2.625%, 4/1/17	32,000	80,340
Orexigen Therapeutics, Inc.
2.750%, 12/1/20	99,000	114,036
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	30,516

		987,430

Health Care Equipment & Supplies (1.5%)
HeartWare International, Inc.
3.500%, 12/15/17	70,000	79,406
Hologic, Inc.
2.000%, 12/15/37(e)	40,000	58,875
Insulet Corp.
2.000%, 6/15/19	81,000	81,658
Spectranetics Corp.
2.625%, 6/1/34	27,000	34,948
Wright Medical Group, Inc.
2.000%, 2/15/20§	43,000	45,338

		300,225

Health Care Providers & Services (3.6%)
Anthem, Inc.
2.750%, 10/15/42	132,000	272,663
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	37,496
HealthSouth Corp.
2.000%, 12/1/43	125,000	154,062
Molina Healthcare, Inc.
1.125%, 1/15/20	41,000	68,983
Omnicare, Inc.
3.500%, 2/15/44	188,000	228,773

		761,977

Life Sciences Tools & Services (1.0%)
Illumina, Inc.
0.250%, 3/15/16	79,000	174,689
Sequenom, Inc.
5.000%, 10/1/17	52,000	54,145

		228,834

Pharmaceuticals (2.9%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22§	86,000	100,566
Jazz Investments I Ltd.
1.875%, 8/15/21§	119,000	138,486
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	40,000	142,800
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	124,000	183,520
Theravance, Inc.
2.125%, 1/15/23	75,000	63,609

		628,981

Total Health Care		2,907,447

Industrials (3.7%)
Air Freight & Logistics (0.5%)
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	106,186

Airlines (0.9%)
AirTran Holdings, Inc.
5.250%, 11/1/16	65,000	196,422

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (1.6%)
Chart Industries, Inc.
2.000%, 8/1/18	$60,000	$57,712
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	131,696
Terex Corp.
4.000%, 6/1/15	20,000	32,888
Trinity Industries, Inc.
3.875%, 6/1/36	70,000	109,375

		331,671

Professional Services (0.5%)
Huron Consulting Group, Inc.
1.250%, 10/1/19§	91,000	100,441

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Co. LLC
2.875%, 7/15/19	40,000	47,375

Total Industrials		782,095

Information Technology (17.8%)
Communications Equipment (1.8%)
Ciena Corp.
3.750%, 10/15/18§	227,000	278,217
JDS Uniphase Corp.
0.625%, 8/15/33	47,000	48,616
Palo Alto Networks, Inc. (Zero Coupon), 7/1/19§	40,000	57,375

		384,208

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	107,000	117,098
Vishay Intertechnology, Inc.
2.250%, 11/15/40§	30,000	32,250

		149,348

Internet Software & Services (3.6%)
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	135,091
Equinix, Inc.
4.750%, 6/15/16	51,000	147,358
j2 Global, Inc.
3.250%, 6/15/29	23,000	26,479
LinkedIn Corp.
0.500%, 11/1/19§	41,000	44,997
Twitter, Inc.
0.250%, 9/15/19§	92,000	90,333
VeriSign, Inc.
4.136%, 8/15/37	102,000	202,279
Yahoo!, Inc. (Zero Coupon), 12/1/18	147,000	158,576

		805,113

IT Services (0.3%)
Cardtronics, Inc.
1.000%, 12/1/20	33,000	32,649
ServiceSource International, Inc.
1.500%, 8/1/18	59,000	43,402

		76,051

Semiconductors & Semiconductor Equipment (6.2%)
Microchip Technology, Inc.
1.625%, 2/15/25§	31,000	32,182
2.125%, 12/15/37	71,000	138,761
Micron Technology, Inc.
2.375%, 5/1/32	100,000	281,500
3.000%, 11/15/43	130,000	143,731
Novellus Systems, Inc.
2.625%, 5/15/41	154,000	314,449
ON Semiconductor Corp.
2.625%, 12/15/26	114,000	145,920
SunEdison, Inc.
2.000%, 10/1/18	70,000	120,356
0.250%, 1/15/20§	46,000	49,249
2.750%, 1/1/21	17,000	29,686
Xilinx, Inc.
2.625%, 6/15/17	58,000	85,840

		1,341,674

Software (3.9%)
Cadence Design Systems, Inc.
2.625%, 6/1/15	45,000	109,687
Citrix Systems, Inc.
0.500%, 4/15/19§	90,000	94,725
Electronic Arts, Inc.
0.750%, 7/15/16	22,000	40,782
PROS Holdings, Inc.
2.000%, 12/1/19§	43,000	44,183
Salesforce.com, Inc.
0.250%, 4/1/18	244,000	292,190
ServiceNow, Inc. (Zero Coupon), 11/1/18	35,000	43,028
Synchronoss Technologies, Inc.
0.750%, 8/15/19	14,000	16,161
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	116,000	162,980
Verint Systems, Inc.
1.500%, 6/1/21	37,000	43,059

		846,795

Technology Hardware, Storage & Peripherals (1.4%)
Electronics For Imaging, Inc.
0.750%, 9/1/19§	43,000	43,914
SanDisk Corp.
1.500%, 8/15/17	105,000	142,997
0.500%, 10/15/20	125,000	125,469

		312,380

Total Information Technology		3,915,569

Total Convertible Bonds		10,280,247

Total Long-Term Debt Securities (47.4%) (Cost $9,401,176)		10,280,247

Total Investments (96.0%) (Cost $19,847,904)		20,821,254
Other Assets Less Liabilities (4.0%)		864,528

Net Assets (100%)		$21,685,782

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $1,962,419 or 9.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$275,540	$1,646,300	$—	$1,921,840
Energy	—	182,520	—	182,520
Financials	—	570,776	—	570,776
Health Care	—	2,907,447	—	2,907,447
Industrials	—	782,095	—	782,095
Information Technology	—	3,915,569	—	3,915,569
Convertible Preferred Stocks
Consumer Staples	310,098	—	—	310,098
Energy	62,484	237,339	—	299,823
Financials	1,999,269	—	—	1,999,269
Health Care	431,112	150,990	—	582,102
Industrials	376,764	180,113	—	556,877
Materials	151,862	—	—	151,862
Telecommunication Services	144,586	—	—	144,586
Utilities	163,892	—	—	163,892
Investment Companies
Exchange Traded Funds (ETFs)	6,332,498	—	—	6,332,498

Total Assets	$10,248,105	$10,573,149	$—	$20,821,254

Total Liabilities	$—	$—	$—	$—

Total	$10,248,105	$10,573,149	$—	$20,821,254

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,314,858
Aggregate gross unrealized depreciation	(417,519)

Net unrealized appreciation	$897,339

Federal income tax cost of investments	$19,923,915

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (32.0%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25	$800,000	$821,700
Delphi Corp.
4.150%, 3/15/24	865,000	916,900
Johnson Controls, Inc.
1.400%, 11/2/17	360,000	358,710
5.000%, 3/30/20	919,000	1,023,803
4.250%, 3/1/21	680,000	735,108
3.625%, 7/2/24	214,000	221,267
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,233,284

		5,310,772

Diversified Consumer Services (0.0%)
Graham Holdings Co.
7.250%, 2/1/19	500,000	565,230

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	175,547
3.875%, 5/15/23	250,000	247,812
Carnival Corp.
1.875%, 12/15/17	600,000	598,955
3.950%, 10/15/20	666,000	707,045
Hyatt Hotels Corp.
3.875%, 8/15/16	350,000	362,943
5.375%, 8/15/21	350,000	402,369
Marriott International, Inc.
3.375%, 10/15/20	626,000	657,380
3.250%, 9/15/22	1,700,000	1,729,061
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,114,725
5.350%, 3/1/18	968,000	1,080,442
5.000%, 2/1/19	750,000	837,790
3.500%, 7/15/20	150,000	160,758
3.625%, 5/20/21	400,000	429,878
3.250%, 6/10/24	1,000,000	1,038,399
Starbucks Corp.
0.875%, 12/5/16	286,000	286,012
6.250%, 8/15/17	600,000	672,183
3.850%, 10/1/23	850,000	923,967
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	953,563
4.250%, 3/1/22	1,094,000	1,137,760
Yum! Brands, Inc.
5.300%, 9/15/19	100,000	111,244
3.875%, 11/1/20	1,125,000	1,195,368

		14,823,201

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	256,303
3.800%, 11/15/24	300,000	312,135
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,227,135
Newell Rubbermaid, Inc.
2.875%, 12/1/19	550,000	558,333
4.000%, 12/1/24	400,000	421,719
NVR, Inc.
3.950%, 9/15/22	150,000	157,165
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	539,397
Whirlpool Corp.
1.650%, 11/1/17	175,000	176,067
2.400%, 3/1/19	900,000	911,051
4.850%, 6/15/21	400,000	443,614
3.700%, 3/1/23	250,000	256,691
3.700%, 5/1/25	500,000	517,759

		5,777,369

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
1.200%, 11/29/17	1,500,000	1,499,564
2.600%, 12/5/19	450,000	460,189
3.300%, 12/5/21	1,050,000	1,091,893
2.500%, 11/29/22	1,200,000	1,178,180
3.800%, 12/5/24	1,000,000	1,049,539
Expedia, Inc.
7.456%, 8/15/18	500,000	578,500
5.950%, 8/15/20	1,394,000	1,570,062
Priceline Group, Inc.
3.650%, 3/15/25	600,000	604,567
QVC, Inc.
3.125%, 4/1/19	333,000	334,708
5.125%, 7/2/22	500,000	530,635
4.375%, 3/15/23	300,000	305,094
4.850%, 4/1/24	500,000	519,200
4.450%, 2/15/25	670,000	673,350

		10,395,481

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	507,498
Mattel, Inc.
1.700%, 3/15/18	500,000	497,525
2.350%, 5/6/19	500,000	497,706
3.150%, 3/15/23	300,000	301,088

		1,803,817

Media (1.1%)
21st Century Fox America, Inc.
8.000%, 10/17/16	2,300,000	2,541,942
6.900%, 3/1/19	596,000	706,880
5.650%, 8/15/20	594,000	690,572
4.500%, 2/15/21	500,000	552,039
3.000%, 9/15/22	1,000,000	1,009,847
CBS Corp.
5.750%, 4/15/20	1,256,000	1,442,376
3.375%, 3/1/22	2,000,000	2,031,303
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	90,080
Comcast Corp.
6.500%, 1/15/17	1,841,000	2,019,556
5.700%, 7/1/19	1,289,000	1,491,945
5.150%, 3/1/20	2,806,000	3,223,344
3.125%, 7/15/22	1,050,000	1,086,318
2.850%, 1/15/23	2,150,000	2,183,941
3.600%, 3/1/24	2,000,000	2,136,181
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 3/15/17	2,000,000	2,035,426
1.750%, 1/15/18	1,000,000	1,000,030
5.875%, 10/1/19	800,000	920,995
5.200%, 3/15/20	604,000	680,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.600%, 2/15/21	$1,312,000	$1,427,229
5.000%, 3/1/21	1,800,000	2,003,128
3.800%, 3/15/22	850,000	879,471
4.450%, 4/1/24	1,500,000	1,606,676
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,514,460
4.375%, 6/15/21	62,000	66,634
3.300%, 5/15/22	500,000	501,960
3.250%, 4/1/23	1,000,000	995,014
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	680,947
Historic TW, Inc.
6.875%, 6/15/18	62,000	72,114
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	908,520
4.000%, 3/15/22	315,000	330,557
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,271,222
4.375%, 4/1/21	1,971,000	2,184,978
2.875%, 1/15/23	156,000	158,383
Omnicom Group, Inc.
5.900%, 4/15/16	62,000	64,820
6.250%, 7/15/19	673,000	781,962
4.450%, 8/15/20	1,280,000	1,405,729
3.625%, 5/1/22	1,281,000	1,340,839
3.650%, 11/1/24	750,000	773,107
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,691,000	2,077,084
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	502,688
3.900%, 11/15/24	800,000	831,545
Thomson Reuters Corp.
0.875%, 5/23/16	1,313,000	1,312,029
1.650%, 9/29/17	500,000	500,782
6.500%, 7/15/18	1,058,000	1,212,433
4.700%, 10/15/19	369,000	408,351
4.300%, 11/23/23	500,000	536,264
Time Warner Cable, Inc.
5.850%, 5/1/17	1,706,000	1,854,389
6.750%, 7/1/18	2,500,000	2,878,678
8.750%, 2/14/19	1,000,000	1,233,533
8.250%, 4/1/19	1,846,000	2,258,571
5.000%, 2/1/20	1,061,000	1,184,082
4.000%, 9/1/21	1,500,000	1,599,349
Time Warner, Inc.
5.875%, 11/15/16	1,480,000	1,593,553
4.875%, 3/15/20	2,700,000	3,015,154
4.700%, 1/15/21	1,812,000	2,013,549
3.400%, 6/15/22	500,000	513,220
4.050%, 12/15/23	1,250,000	1,340,984
3.550%, 6/1/24	2,000,000	2,066,514
Viacom, Inc.
6.250%, 4/30/16	1,339,000	1,417,903
3.500%, 4/1/17	156,000	162,482
2.500%, 9/1/18	200,000	203,238
2.200%, 4/1/19	600,000	597,926
5.625%, 9/15/19	1,641,000	1,849,094
3.875%, 12/15/21	125,000	130,380
3.125%, 6/15/22	500,000	494,635
3.250%, 3/15/23	1,000,000	989,269
4.250%, 9/1/23	1,100,000	1,161,367
Walt Disney Co.
6.000%, 7/17/17	446,000	496,867
1.100%, 12/1/17	2,000,000	2,000,464
5.500%, 3/15/19	500,000	574,815
1.850%, 5/30/19	1,000,000	1,008,688
3.750%, 6/1/21	181,000	198,417
2.750%, 8/16/21	1,000,000	1,034,730
2.550%, 2/15/22	2,000,000	2,021,585
2.350%, 12/1/22	650,000	647,823
WPP Finance 2010
4.750%, 11/21/21	160,000	179,640
3.750%, 9/19/24	1,000,000	1,040,205

		91,952,819

Multiline Retail (0.2%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,047,436
1.875%, 4/15/18	194,000	192,036
3.250%, 4/15/23	1,150,000	1,118,158
Family Dollar Stores, Inc.
5.000%, 2/1/21	300,000	315,037
Kohl’s Corp.
6.250%, 12/15/17	748,000	835,054
4.750%, 12/15/23	800,000	878,137
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,112,000	1,196,790
3.875%, 1/15/22	400,000	422,827
4.375%, 9/1/23	635,000	696,912
3.625%, 6/1/24	1,000,000	1,035,000
Nordstrom, Inc.
6.250%, 1/15/18	277,000	312,382
4.750%, 5/1/20	584,000	657,430
4.000%, 10/15/21	600,000	651,967
Target Corp.
5.875%, 7/15/16	1,000,000	1,066,766
6.000%, 1/15/18	1,550,000	1,751,043
2.300%, 6/26/19	1,500,000	1,534,572
3.875%, 7/15/20	1,000,000	1,096,430

		14,807,977

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	171,353
4.500%, 12/1/23	1,000,000	1,068,872
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,102,698
3.700%, 4/15/22	350,000	364,824
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	364,187
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,251,400
Home Depot, Inc.
2.250%, 9/10/18	742,000	765,732
2.000%, 6/15/19	1,000,000	1,015,572
4.400%, 4/1/21	650,000	734,181
2.700%, 4/1/23	800,000	809,214
3.750%, 2/15/24	1,000,000	1,090,384
Lowe’s Cos., Inc.
2.125%, 4/15/16	1,150,000	1,165,727
5.400%, 10/15/16	94,000	100,507
1.625%, 4/15/17	250,000	252,605
4.625%, 4/15/20	1,089,000	1,225,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.120%, 4/15/22	$750,000	$785,662
3.875%, 9/15/23	1,000,000	1,091,920
3.125%, 9/15/24	500,000	515,781
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	318,332
4.625%, 9/15/21	300,000	331,452
3.800%, 9/1/22	300,000	313,129
3.850%, 6/15/23	250,000	260,654
Ross Stores, Inc.
3.375%, 9/15/24	300,000	305,898
Signet UK Finance plc
4.700%, 6/15/24	500,000	512,188
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,000,493
4.375%, 1/12/23	100,000	98,988
TJX Cos., Inc.
6.950%, 4/15/19	385,000	459,210
2.750%, 6/15/21	750,000	765,337
2.500%, 5/15/23	450,000	442,914

		19,684,956

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	437,000	446,907
6.125%, 12/1/17	100,000	111,593
Coach, Inc.
4.250%, 4/1/25	500,000	506,768
NIKE, Inc.
2.250%, 5/1/23	450,000	442,929
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	304,137

		1,812,334

Total Consumer Discretionary		166,933,956

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,063,659
5.000%, 3/1/19	62,000	68,992
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	850,000	854,746
1.250%, 1/17/18	500,000	499,583
2.625%, 1/17/23	2,356,000	2,318,513
3.700%, 2/1/24	2,500,000	2,639,105
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	1,414,000	1,423,242
7.750%, 1/15/19	3,300,000	3,989,934
5.375%, 1/15/20	2,181,000	2,509,125
4.375%, 2/15/21	1,158,000	1,287,318
2.500%, 7/15/22	1,300,000	1,280,137
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	501,417
3.250%, 5/15/22	250,000	253,598
3.250%, 6/15/23	500,000	503,436
Bottling Group LLC
5.125%, 1/15/19	846,000	951,743
Brown-Forman Corp.
1.000%, 1/15/18	500,000	495,112
Coca-Cola Co.
1.800%, 9/1/16	1,896,000	1,927,701
0.750%, 11/1/16	667,000	668,124
1.650%, 3/14/18	1,800,000	1,829,261
1.150%, 4/1/18	500,000	499,851
2.450%, 11/1/20	1,000,000	1,024,374
3.150%, 11/15/20	2,401,000	2,547,633
3.300%, 9/1/21	1,000,000	1,068,520
2.500%, 4/1/23	1,000,000	1,004,339
3.200%, 11/1/23	2,650,000	2,771,345
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	250,000	254,582
3.500%, 9/15/20	150,000	159,074
3.250%, 8/19/21	350,000	365,703
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,463,179
3.875%, 11/26/23	500,000	538,430
Diageo Capital plc
0.625%, 4/29/16	2,000,000	1,999,435
5.500%, 9/30/16	187,000	200,007
5.750%, 10/23/17	1,700,000	1,886,065
1.125%, 4/29/18	1,250,000	1,241,383
2.625%, 4/29/23	1,500,000	1,480,731
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,016,850
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	300,000	306,742
3.200%, 11/15/21	300,000	313,785
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	143,978
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	514,524
PepsiCo, Inc.
2.500%, 5/10/16	300,000	306,216
0.950%, 2/22/17	1,036,000	1,037,493
1.250%, 8/13/17	1,900,000	1,906,541
5.000%, 6/1/18	156,000	173,243
7.900%, 11/1/18	1,297,000	1,570,604
2.250%, 1/7/19	1,000,000	1,025,280
4.500%, 1/15/20	2,700,000	3,024,939
3.125%, 11/1/20	250,000	264,659
2.750%, 3/5/22	1,750,000	1,784,990
2.750%, 3/1/23	1,000,000	1,010,470
3.600%, 3/1/24	1,000,000	1,063,134

		59,032,845

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,730,000	1,890,304
1.125%, 12/15/17	1,000,000	1,000,475
1.700%, 12/15/19	1,000,000	996,365
CVS Health Corp.
6.125%, 8/15/16	346,000	369,502
5.750%, 6/1/17	1,545,000	1,699,219
2.250%, 12/5/18	694,000	709,314
2.250%, 8/12/19	1,500,000	1,525,363
4.750%, 5/18/20	304,000	342,502
2.750%, 12/1/22	2,000,000	2,000,670
4.000%, 12/5/23	1,100,000	1,191,733
Kroger Co.
6.400%, 8/15/17	100,000	111,401
6.150%, 1/15/20	1,602,000	1,873,471
3.300%, 1/15/21	100,000	104,262
2.950%, 11/1/21	960,000	973,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 4/15/22	$350,000	$362,939
3.850%, 8/1/23	1,250,000	1,330,236
4.000%, 2/1/24	190,000	204,651
Sysco Corp.
1.450%, 10/2/17	555,000	558,364
5.250%, 2/12/18	1,139,000	1,264,211
3.000%, 10/2/21	580,000	600,327
Walgreens Boots Alliance, Inc.
1.800%, 9/15/17	800,000	808,332
1.750%, 11/17/17	1,000,000	1,008,932
5.250%, 1/15/19	650,000	726,295
2.700%, 11/18/19	1,000,000	1,022,035
3.300%, 11/18/21	940,000	967,857
3.100%, 9/15/22	1,281,000	1,289,523
3.800%, 11/18/24	2,000,000	2,069,150
Wal-Mart Stores, Inc.
0.600%, 4/11/16	1,000,000	1,001,828
2.800%, 4/15/16	3,000,000	3,068,654
1.000%, 4/21/17	1,000,000	1,003,245
5.800%, 2/15/18	596,000	674,854
1.125%, 4/11/18	1,625,000	1,626,658
4.125%, 2/1/19	1,750,000	1,920,272
3.625%, 7/8/20	187,000	203,455
3.250%, 10/25/20	3,037,000	3,243,282
2.550%, 4/11/23	1,650,000	1,663,019
3.300%, 4/22/24	2,000,000	2,114,765

		43,521,362

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,456,894
4.479%, 3/1/21	250,000	279,446
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	693,169
Campbell Soup Co.
3.050%, 7/15/17	269,000	278,942
4.500%, 2/15/19	521,000	566,546
4.250%, 4/15/21	100,000	108,543
2.500%, 8/2/22	363,000	354,452
3.300%, 3/19/25	450,000	457,325
ConAgra Foods, Inc.
1.900%, 1/25/18	1,375,000	1,375,897
7.000%, 4/15/19	1,150,000	1,344,489
3.200%, 1/25/23	2,306,000	2,248,608
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,362,145
2.200%, 10/21/19	1,000,000	1,008,306
3.150%, 12/15/21	2,000,000	2,063,855
Hershey Co.
1.500%, 11/1/16	280,000	283,740
4.125%, 12/1/20	500,000	555,888
2.625%, 5/1/23	250,000	249,446
Hormel Foods Corp.
4.125%, 4/15/21	350,000	388,601
Ingredion, Inc.
1.800%, 9/25/17	250,000	250,582
4.625%, 11/1/20	269,000	294,651
J.M. Smucker Co.
3.500%, 10/15/21	750,000	789,152
Kellogg Co.
4.450%, 5/30/16	620,000	645,606
1.750%, 5/17/17	1,000,000	1,010,343
3.250%, 5/21/18	290,000	303,567
4.150%, 11/15/19	500,000	540,808
4.000%, 12/15/20	542,000	584,035
3.125%, 5/17/22	500,000	505,786
Kraft Foods Group, Inc.
2.250%, 6/5/17	1,000,000	1,017,119
6.125%, 8/23/18	1,250,000	1,419,134
5.375%, 2/10/20	1,163,000	1,322,094
3.500%, 6/6/22	1,700,000	1,760,325
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	274,391
3.500%, 9/1/23	357,000	379,997
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	889,422
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	2,092,292
4.000%, 2/1/24	2,150,000	2,326,990
Tyson Foods, Inc.
2.650%, 8/15/19	2,750,000	2,817,790
4.500%, 6/15/22	1,375,000	1,523,186
Unilever Capital Corp.
0.850%, 8/2/17	1,500,000	1,495,586
4.800%, 2/15/19	1,296,000	1,445,808
2.200%, 3/6/19	500,000	510,528
4.250%, 2/10/21	350,000	391,732

		39,667,216

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	502,463
Clorox Co.
3.800%, 11/15/21	500,000	539,516
3.050%, 9/15/22	610,000	618,862
3.500%, 12/15/24	500,000	510,693
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	504,753
2.300%, 5/3/22	1,000,000	997,249
2.100%, 5/1/23	1,000,000	972,001
3.250%, 3/15/24	500,000	525,124
Energizer Holdings, Inc.
4.700%, 5/19/21	650,000	684,399
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	2,075,104
7.500%, 11/1/18	800,000	963,864
1.900%, 5/22/19	500,000	503,630
3.875%, 3/1/21	100,000	109,910
2.650%, 3/1/25	200,000	200,796
Procter & Gamble Co.
1.600%, 11/15/18	900,000	910,105
4.700%, 2/15/19	2,465,000	2,758,195
3.100%, 8/15/23	2,625,000	2,749,781

		16,126,445

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,150,797
9.250%, 8/6/19	2,437,000	3,113,736
2.625%, 1/14/20	1,500,000	1,525,451
4.750%, 5/5/21	950,000	1,058,844
2.850%, 8/9/22	1,700,000	1,689,994
2.950%, 5/2/23	156,000	155,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Lorillard Tobacco Co.
3.500%, 8/4/16	$355,000	$364,755
8.125%, 6/23/19	572,000	695,945
6.875%, 5/1/20	1,266,000	1,495,757
3.750%, 5/20/23	500,000	509,909
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	612,979
1.625%, 3/20/17	250,000	253,609
1.125%, 8/21/17	1,000,000	1,002,081
1.250%, 11/9/17	160,000	160,501
5.650%, 5/16/18	2,689,000	3,039,116
1.875%, 1/15/19	600,000	602,948
4.500%, 3/26/20	1,000,000	1,114,945
4.125%, 5/17/21	300,000	330,535
2.500%, 8/22/22	1,000,000	994,837
2.625%, 3/6/23	1,150,000	1,157,520
3.600%, 11/15/23	600,000	640,136
3.250%, 11/10/24	500,000	512,243
Reynolds American, Inc.
6.750%, 6/15/17	900,000	997,320
3.250%, 11/1/22	694,000	690,749
4.850%, 9/15/23	1,500,000	1,658,236

		25,528,558

Total Consumer Staples		183,876,426

Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,035,509
Cameron International Corp.
1.150%, 12/15/16	468,000	464,728
6.375%, 7/15/18	300,000	338,609
4.500%, 6/1/21	350,000	372,691
4.000%, 12/15/23	750,000	773,311
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	915,000	1,013,447
Ensco plc
4.700%, 3/15/21	2,166,000	2,188,863
5.200%, 3/15/25	1,150,000	1,156,501
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	250,464
3.450%, 10/1/22	400,000	402,556
Halliburton Co.
2.000%, 8/1/18	250,000	253,288
6.150%, 9/15/19	1,723,000	2,028,260
3.250%, 11/15/21	350,000	366,055
3.500%, 8/1/23	800,000	829,652
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25§	300,000	310,156
Nabors Industries, Inc.
2.350%, 9/15/16	500,000	499,036
6.150%, 2/15/18	800,000	853,616
9.250%, 1/15/19	1,300,000	1,516,742
5.000%, 9/15/20	700,000	695,233
4.625%, 9/15/21	156,000	149,954
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	497,631
2.600%, 12/1/22	687,000	675,478
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	503,345
Pride International, Inc.
8.500%, 6/15/19	125,000	149,215
Rowan Cos., Inc.
7.875%, 8/1/19	345,000	384,785
4.875%, 6/1/22	47,000	45,612
4.750%, 1/15/24	1,000,000	946,516
SESI LLC
7.125%, 12/15/21	600,000	604,687
Weatherford International Ltd.
6.000%, 3/15/18	408,000	431,461
9.625%, 3/1/19	1,559,000	1,770,612
5.125%, 9/15/20	1,000,000	974,150
4.500%, 4/15/22	250,000	228,507
Western Atlas, Inc.
6.000%, 6/1/18	200,000	226,999

		22,937,669

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,673,000	1,784,171
6.375%, 9/15/17	1,500,000	1,668,473
8.700%, 3/15/19	927,000	1,145,988
3.450%, 7/15/24	800,000	805,648
Apache Corp.
5.625%, 1/15/17	890,000	959,841
1.750%, 4/15/17	500,000	503,633
3.625%, 2/1/21	1,000,000	1,051,569
3.250%, 4/15/22	362,000	366,981
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	803,848
4.950%, 12/15/24	500,000	504,835
BP Capital Markets plc
1.375%, 11/6/17	750,000	749,572
1.674%, 2/13/18	500,000	502,133
1.375%, 5/10/18	2,519,000	2,500,978
2.241%, 9/26/18	1,500,000	1,523,977
4.750%, 3/10/19	1,121,000	1,244,759
2.237%, 5/10/19	100,000	100,972
2.521%, 1/15/20	880,000	893,940
2.315%, 2/13/20	1,000,000	1,005,891
4.500%, 10/1/20	1,637,000	1,809,909
4.742%, 3/11/21	1,000,000	1,117,223
3.561%, 11/1/21	1,500,000	1,574,874
3.245%, 5/6/22	1,375,000	1,411,560
2.500%, 11/6/22	1,500,000	1,458,926
2.750%, 5/10/23	1,000,000	969,620
3.994%, 9/26/23	500,000	529,206
3.814%, 2/10/24	1,150,000	1,201,598
3.535%, 11/4/24	1,150,000	1,176,672
Buckeye Partners LP
5.500%, 8/15/19	479,000	528,002
4.875%, 2/1/21	1,420,000	1,489,164
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,266,055
1.750%, 1/15/18	875,000	872,576
5.900%, 2/1/18	100,000	111,086
3.800%, 4/15/24	64,000	63,882
Cenovus Energy, Inc.
5.700%, 10/15/19	1,673,000	1,857,689
3.800%, 9/15/23	500,000	496,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Chevron Corp.
0.889%, 6/24/16	$1,000,000	$1,003,972
1.104%, 12/5/17	1,500,000	1,501,936
1.365%, 3/2/18	1,500,000	1,506,755
1.718%, 6/24/18	2,000,000	2,022,533
4.950%, 3/3/19	1,346,000	1,509,362
2.193%, 11/15/19	715,000	728,080
1.961%, 3/3/20	1,500,000	1,511,351
2.427%, 6/24/20	2,250,000	2,309,449
2.411%, 3/3/22	500,000	500,760
2.355%, 12/5/22	1,800,000	1,777,100
3.191%, 6/24/23	1,425,000	1,482,016
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	230,256
1.750%, 5/9/18	254,000	251,668
3.000%, 5/9/23	2,450,000	2,381,672
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,994,881
4.250%, 4/30/24	1,100,000	1,167,293
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,740,736
5.750%, 2/1/19	2,166,000	2,486,384
6.000%, 1/15/20	1,000,000	1,178,476
2.400%, 12/15/22	1,806,000	1,771,276
3.350%, 11/15/24	250,000	256,513
Continental Resources, Inc.
4.500%, 4/15/23	3,650,000	3,529,890
3.800%, 6/1/24	685,000	630,715
Devon Energy Corp.
2.250%, 12/15/18	250,000	252,258
6.300%, 1/15/19	1,000,000	1,154,349
4.000%, 7/15/21	837,000	894,634
3.250%, 5/15/22	750,000	760,315
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,047,500
7.625%, 7/23/19	1,859,000	2,182,466
4.125%, 1/16/25	1,000,000	954,000
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	535,606
Enable Midstream Partners LP
2.400%, 5/15/19§	750,000	733,222
3.900%, 5/15/24§	750,000	719,981
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	634,057
5.200%, 3/15/20	1,081,000	1,191,843
4.200%, 9/15/21	500,000	527,845
Enbridge, Inc.
5.600%, 4/1/17	200,000	214,802
3.500%, 6/10/24	1,000,000	972,729
EnCana Corp.
5.900%, 12/1/17	1,669,000	1,877,292
6.500%, 5/15/19	618,000	708,312
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	958,445
9.700%, 3/15/19	346,000	431,795
9.000%, 4/15/19	1,000,000	1,222,728
4.150%, 10/1/20	800,000	839,869
4.650%, 6/1/21	250,000	267,919
5.200%, 2/1/22	1,000,000	1,086,345
3.600%, 2/1/23	1,150,000	1,133,842
EnLink Midstream Partners LP
4.400%, 4/1/24	1,000,000	1,049,887
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	112,054
6.650%, 4/15/18	2,000,000	2,292,608
2.550%, 10/15/19	750,000	757,567
5.250%, 1/31/20	200,000	225,744
5.200%, 9/1/20	1,500,000	1,682,252
4.050%, 2/15/22	500,000	542,242
3.350%, 3/15/23	1,356,000	1,368,453
3.750%, 2/15/25	1,415,000	1,451,626
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,258,630
4.100%, 2/1/21	1,625,000	1,774,091
3.150%, 4/1/25	2,000,000	2,039,115
EQT Corp.
6.500%, 4/1/18	500,000	554,629
8.125%, 6/1/19	1,027,000	1,224,321
4.875%, 11/15/21	156,000	163,819
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	410,591
Exxon Mobil Corp.
0.921%, 3/15/17	3,150,000	3,160,643
1.305%, 3/6/18	250,000	251,268
1.819%, 3/15/19	1,500,000	1,519,357
1.912%, 3/6/20	1,000,000	1,008,983
2.397%, 3/6/22	250,000	252,298
3.176%, 3/15/24	2,000,000	2,109,895
2.709%, 3/6/25	1,000,000	1,009,875
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20	163,000	173,474
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	721,216
Hess Corp.
1.300%, 6/15/17	200,000	197,709
8.125%, 2/15/19	1,140,000	1,363,281
Husky Energy, Inc.
7.250%, 12/15/19	295,000	352,069
3.950%, 4/15/22	2,000,000	2,033,435
4.000%, 4/15/24	125,000	128,603
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	685,000	735,230
2.650%, 2/1/19	500,000	499,813
9.000%, 2/1/19	793,000	965,869
6.850%, 2/15/20	1,061,000	1,237,039
6.500%, 4/1/20	375,000	427,088
5.300%, 9/15/20	202,000	222,193
3.500%, 3/1/21	2,040,000	2,051,581
5.800%, 3/1/21	1,000,000	1,110,676
4.150%, 3/1/22	500,000	514,470
3.950%, 9/1/22	3,750,000	3,806,575
3.450%, 2/15/23	500,000	489,796
3.500%, 9/1/23	100,000	97,803
4.250%, 9/1/24	750,000	769,340
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,107,928
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	336,807
4.250%, 2/1/21	624,000	673,299
3.200%, 3/15/25	750,000	748,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Oil Corp.
6.000%, 10/1/17	$500,000	$553,142
5.900%, 3/15/18	283,000	315,966
2.800%, 11/1/22	875,000	848,416
Marathon Petroleum Corp.
5.125%, 3/1/21	391,000	439,437
MPLX LP
4.000%, 2/15/25	300,000	301,069
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	1,024,875
Nexen Energy ULC
6.200%, 7/30/19	500,000	571,942
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,199,096
4.150%, 12/15/21	156,000	164,131
3.900%, 11/15/24	1,500,000	1,532,178
Noble Holding International Ltd.
2.500%, 3/15/17	400,000	393,522
4.900%, 8/1/20	677,000	648,623
4.625%, 3/1/21	1,125,000	1,056,269
Occidental Petroleum Corp.
4.125%, 6/1/16	873,000	907,069
1.750%, 2/15/17	400,000	405,348
1.500%, 2/15/18	500,000	499,145
4.100%, 2/1/21	1,950,000	2,136,529
3.125%, 2/15/22	1,500,000	1,533,490
2.700%, 2/15/23	1,156,000	1,154,372
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,512,908
8.625%, 3/1/19	1,602,000	1,891,030
3.375%, 10/1/22	150,000	142,104
5.000%, 9/15/23	1,000,000	1,039,718
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	421,869
6.125%, 10/6/16	846,000	836,222
3.500%, 2/6/17	1,250,000	1,160,200
3.250%, 3/17/17	2,000,000	1,849,270
5.875%, 3/1/18	458,000	438,535
3.000%, 1/15/19	2,000,000	1,697,100
7.875%, 3/15/19	2,239,000	2,279,212
5.750%, 1/20/20	5,622,000	5,182,360
4.875%, 3/17/20	400,000	358,312
5.375%, 1/27/21	3,969,000	3,600,478
4.375%, 5/20/23	2,800,000	2,394,280
6.250%, 3/17/24	2,000,000	1,885,600
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,408,569
3.500%, 7/18/18	1,000,000	1,037,300
3.125%, 1/23/19	1,500,000	1,530,000
8.000%, 5/3/19	1,900,000	2,276,637
6.000%, 3/5/20	3,323,000	3,775,759
3.500%, 7/23/20§	2,000,000	2,037,500
4.875%, 1/24/22	1,500,000	1,591,875
3.500%, 1/30/23	2,381,000	2,325,046
4.875%, 1/18/24	2,000,000	2,117,000
2.378%, 4/15/25	1,080,000	1,093,716
Phillips 66
2.950%, 5/1/17	1,794,000	1,857,871
4.300%, 4/1/22	2,250,000	2,441,536
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	1,003,469
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,638,469
7.500%, 1/15/20	250,000	298,105
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	544,133
8.750%, 5/1/19	404,000	503,522
2.600%, 12/15/19	1,575,000	1,584,446
5.000%, 2/1/21	1,000,000	1,109,411
3.850%, 10/15/23	250,000	256,453
3.600%, 11/1/24	1,250,000	1,254,940
Southwestern Energy Co.
4.100%, 3/15/22	1,667,000	1,642,425
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,091,237
8.000%, 10/1/19	345,000	418,138
3.300%, 3/15/23	500,000	470,524
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,440,891
3.500%, 3/15/25	1,000,000	1,001,792
Statoil ASA
3.125%, 8/17/17	1,062,000	1,111,755
1.250%, 11/9/17	1,000,000	1,001,086
1.150%, 5/15/18	1,500,000	1,491,104
5.250%, 4/15/19	1,406,000	1,592,390
2.250%, 11/8/19	1,000,000	1,017,601
2.900%, 11/8/20	1,170,000	1,226,643
2.750%, 11/10/21	1,000,000	1,022,972
3.150%, 1/23/22	1,000,000	1,041,805
2.450%, 1/17/23	500,000	492,089
2.650%, 1/15/24	500,000	496,615
3.700%, 3/1/24	2,000,000	2,128,418
3.250%, 11/10/24	600,000	617,622
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,174,943
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	735,657
4.250%, 4/1/24	1,000,000	1,034,676
Talisman Energy, Inc.
7.750%, 6/1/19	1,412,000	1,641,842
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,005,754
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	550,000	608,651
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,156,088
2.750%, 7/15/23	1,000,000	994,876
Total Capital International S.A.
1.000%, 8/12/16	1,000,000	1,004,384
1.000%, 1/10/17	650,000	652,065
1.550%, 6/28/17	1,000,000	1,011,941
2.125%, 1/10/19	1,000,000	1,019,297
2.100%, 6/19/19	1,000,000	1,014,657
2.875%, 2/17/22	250,000	253,327
2.700%, 1/25/23	1,187,000	1,182,967
3.750%, 4/10/24	2,000,000	2,128,941
Total Capital S.A.
2.125%, 8/10/18	1,000,000	1,021,628
4.450%, 6/24/20	825,000	923,703
4.125%, 1/28/21	1,100,000	1,215,751
4.250%, 12/15/21	500,000	553,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
1.875%, 1/12/18	$1,000,000	$1,008,408
7.125%, 1/15/19	1,293,000	1,526,148
3.800%, 10/1/20	1,298,000	1,393,508
2.500%, 8/1/22	850,000	826,143
6.350%, 5/15/67(l)	1,371,000	1,316,160
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	111,595
Valero Energy Corp.
6.125%, 6/15/17	500,000	552,503
9.375%, 3/15/19	554,000	696,722
6.125%, 2/1/20	1,154,000	1,335,946
3.650%, 3/15/25	600,000	613,362
Western Gas Partners LP
4.000%, 7/1/22	500,000	510,318
Williams Cos., Inc.
3.700%, 1/15/23	500,000	461,768
4.550%, 6/24/24	2,250,000	2,176,441
Williams Partners LP
5.250%, 3/15/20	1,640,000	1,806,355
4.125%, 11/15/20	250,000	260,000
4.000%, 11/15/21	750,000	767,826
3.600%, 3/15/22	2,000,000	1,993,255
3.350%, 8/15/22	1,200,000	1,163,790
4.500%, 11/15/23	1,000,000	1,026,339
4.300%, 3/4/24	4,000,000	4,033,955
4.000%, 9/15/25	2,500,000	2,440,834
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	361,145
XTO Energy, Inc.
6.250%, 8/1/17	1,150,000	1,292,282

		281,183,699

Total Energy		304,121,368

Financials (13.5%)
Banks (6.7%)
American Express Bank FSB
6.000%, 9/13/17	500,000	554,064
Associated Banc-Corp.
2.750%, 11/15/19	550,000	558,242
Australia & New Zealand Banking Group Ltd./New York
1.250%, 1/10/17	1,250,000	1,255,275
1.250%, 6/13/17	1,500,000	1,501,850
1.875%, 10/6/17	500,000	507,025
1.500%, 1/16/18	1,100,000	1,103,117
1.450%, 5/15/18	750,000	748,521
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	2,200,000	2,032,140
Bancolombia S.A.
5.950%, 6/3/21	500,000	550,775
Bank of America Corp.
6.050%, 5/16/16	3,053,000	3,212,142
3.750%, 7/12/16	95,000	98,072
6.500%, 8/1/16	3,785,000	4,039,574
5.625%, 10/14/16	2,971,000	3,166,588
1.350%, 11/21/16	1,000,000	1,000,686
3.875%, 3/22/17	1,000,000	1,047,028
5.700%, 5/2/17	2,400,000	2,590,362
1.700%, 8/25/17	2,280,000	2,288,403
6.400%, 8/28/17	2,147,000	2,379,808
6.000%, 9/1/17	5,060,000	5,569,539
5.750%, 12/1/17	1,500,000	1,650,250
2.000%, 1/11/18	1,350,000	1,359,126
6.875%, 4/25/18	4,624,000	5,283,389
5.650%, 5/1/18	4,289,000	4,750,740
6.875%, 11/15/18	130,000	150,653
2.600%, 1/15/19	1,742,000	1,772,239
2.650%, 4/1/19	1,133,000	1,154,285
7.625%, 6/1/19	3,439,000	4,151,970
5.625%, 7/1/20	5,310,000	6,115,067
5.000%, 5/13/21	1,500,000	1,690,497
5.700%, 1/24/22	2,500,000	2,921,331
3.300%, 1/11/23	4,300,000	4,360,020
4.100%, 7/24/23	2,000,000	2,137,396
4.125%, 1/22/24	1,200,000	1,285,791
4.000%, 4/1/24	5,000,000	5,313,883
4.200%, 8/26/24	625,000	645,684
4.000%, 1/22/25	1,000,000	1,007,709
Bank of Montreal
1.300%, 7/15/16	1,500,000	1,510,225
2.500%, 1/11/17	1,000,000	1,028,811
1.300%, 7/14/17	1,250,000	1,256,455
1.400%, 9/11/17	1,700,000	1,709,653
1.450%, 4/9/18	1,000,000	1,000,274
2.550%, 11/6/22	1,300,000	1,292,809
Bank of Nova Scotia
1.375%, 7/15/16	2,000,000	2,016,347
1.100%, 12/13/16	950,000	951,793
1.250%, 4/11/17	1,250,000	1,251,886
1.300%, 7/21/17	1,000,000	1,000,745
1.450%, 4/25/18	1,150,000	1,146,361
2.050%, 6/5/19	1,000,000	1,006,166
4.375%, 1/13/21	1,150,000	1,274,253
2.800%, 7/21/21	1,000,000	1,020,977
Barclays Bank plc
5.000%, 9/22/16	2,150,000	2,275,750
2.500%, 2/20/19	2,000,000	2,039,682
5.125%, 1/8/20	1,200,000	1,363,018
5.140%, 10/14/20	2,269,000	2,518,557
3.750%, 5/15/24	1,250,000	1,315,714
Barclays plc
2.000%, 3/16/18	1,000,000	1,004,917
2.750%, 11/8/19	2,250,000	2,272,416
3.650%, 3/16/25	1,750,000	1,761,867
BB&T Corp.
3.950%, 4/29/16	954,000	986,937
4.900%, 6/30/17	693,000	748,444
1.600%, 8/15/17	1,200,000	1,211,745
2.050%, 6/19/18	850,000	863,673
2.250%, 2/1/19	600,000	610,785
6.850%, 4/30/19	100,000	119,555
5.250%, 11/1/19	460,000	522,608
3.950%, 3/22/22	250,000	266,767
BNP Paribas S.A.
1.375%, 3/17/17	4,000,000	4,001,941
2.375%, 9/14/17	1,000,000	1,018,238
2.700%, 8/20/18	2,000,000	2,060,753
2.400%, 12/12/18	100,000	102,022
2.450%, 3/17/19	1,700,000	1,736,691
5.000%, 1/15/21	2,569,000	2,907,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 3/3/23	$650,000	$662,601
4.250%, 10/15/24	1,000,000	1,033,461
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,011,659
1.050%, 12/1/16	250,000	250,628
1.000%, 4/3/17	2,000,000	1,999,197
2.300%, 10/15/18	1,000,000	1,023,027
3.800%, 10/30/26	300,000	316,405
Canadian Imperial Bank of Commerce
1.350%, 7/18/16	1,200,000	1,209,176
1.550%, 1/23/18	100,000	100,514
Capital One Bank USA N.A.
1.150%, 11/21/16	1,000,000	1,001,467
2.150%, 11/21/18	250,000	251,366
2.250%, 2/13/19	2,000,000	2,013,525
8.800%, 7/15/19	1,787,000	2,245,271
3.375%, 2/15/23	1,000,000	1,012,298
Capital One N.A./Virginia
1.500%, 9/5/17	3,000,000	2,995,579
1.500%, 3/22/18	1,000,000	993,112
2.950%, 7/23/21	1,000,000	1,010,562
Citigroup, Inc.
1.300%, 4/1/16	1,062,000	1,065,889
3.953%, 6/15/16	3,000,000	3,104,760
1.700%, 7/25/16	1,150,000	1,157,964
5.850%, 8/2/16	500,000	531,510
1.300%, 11/15/16	1,200,000	1,201,494
5.500%, 2/15/17	1,650,000	1,770,916
1.550%, 8/14/17	5,000,000	4,997,052
6.125%, 11/21/17	6,517,000	7,242,172
1.850%, 11/24/17	800,000	805,781
1.800%, 2/5/18	1,500,000	1,502,038
1.750%, 5/1/18	1,156,000	1,154,030
6.125%, 5/15/18	2,613,000	2,939,209
2.500%, 9/26/18	3,000,000	3,056,834
8.500%, 5/22/19	4,406,000	5,486,661
5.375%, 8/9/20	2,162,000	2,473,899
4.500%, 1/14/22	200,000	220,075
4.050%, 7/30/22	150,000	157,317
3.375%, 3/1/23	1,150,000	1,177,506
3.500%, 5/15/23	1,000,000	997,880
3.875%, 10/25/23	1,550,000	1,636,033
3.750%, 6/16/24	500,000	521,973
4.000%, 8/5/24	2,500,000	2,546,035
3.875%, 3/26/25	500,000	501,845
Citizens Bank N.A./Rhode Island
2.450%, 12/4/19	750,000	767,038
Comerica Bank
5.750%, 11/21/16	250,000	268,150
Comerica, Inc.
2.125%, 5/23/19	400,000	401,991
Commonwealth Bank of Australia/New York
1.125%, 3/13/17	1,000,000	1,001,963
1.900%, 9/18/17	1,250,000	1,270,672
1.625%, 3/12/18	1,500,000	1,509,917
2.500%, 9/20/18	1,000,000	1,029,775
2.250%, 3/13/19	1,350,000	1,372,574
2.300%, 9/6/19	1,000,000	1,013,101
2.300%, 3/12/20	1,500,000	1,507,284
Compass Bank
1.850%, 9/29/17	500,000	504,390
6.400%, 10/1/17	300,000	329,856
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,350,000	1,407,998
1.700%, 3/19/18	1,000,000	1,009,791
2.250%, 1/14/19	3,000,000	3,059,287
2.250%, 1/14/20	1,000,000	1,006,874
4.500%, 1/11/21	1,500,000	1,678,066
3.875%, 2/8/22	2,812,000	3,020,780
3.950%, 11/9/22	1,000,000	1,033,124
4.625%, 12/1/23	1,000,000	1,082,910
Corpbanca S.A.
3.125%, 1/15/18	500,000	495,367
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20§	500,000	503,150
3.750%, 3/26/25§	750,000	756,689
Discover Bank/Delaware
7.000%, 4/15/20	1,200,000	1,413,750
3.200%, 8/9/21	350,000	354,462
4.200%, 8/8/23	550,000	584,408
Fifth Third Bancorp
5.450%, 1/15/17	100,000	107,133
4.500%, 6/1/18	1,000,000	1,070,458
2.300%, 3/1/19	1,000,000	1,011,928
4.300%, 1/16/24	700,000	746,622
Fifth Third Bank/Ohio
1.150%, 11/18/16	1,000,000	1,001,190
1.450%, 2/28/18	300,000	298,757
2.375%, 4/25/19	1,000,000	1,012,659
First Republic Bank/California
2.375%, 6/17/19	500,000	506,815
Glitnir HF
0.000%, 10/15/08(h)§	4,650,000	1,325,250
HSBC Bank USA N.A.
6.000%, 8/9/17	750,000	827,842
4.875%, 8/24/20	1,000,000	1,118,794
HSBC Holdings plc
5.100%, 4/5/21	2,700,000	3,075,911
4.875%, 1/14/22	750,000	842,511
4.000%, 3/30/22	1,650,000	1,767,159
4.250%, 3/14/24	1,700,000	1,781,669
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	765,340
7.000%, 12/15/20	80,000	97,501
Huntington National Bank
1.300%, 11/20/16	515,000	515,880
1.375%, 4/24/17	2,000,000	1,997,941
2.200%, 4/1/19	500,000	502,981
Industrial & Commercial Bank of China Ltd./New York
2.351%, 11/13/17	355,000	357,511
3.231%, 11/13/19	700,000	719,134
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	1,505,000	1,580,885
3.875%, 1/15/19	2,400,000	2,525,920
5.250%, 1/12/24	1,500,000	1,679,406
JPMorgan Chase & Co.
3.150%, 7/5/16	2,719,000	2,791,692
1.350%, 2/15/17	3,300,000	3,312,985
2.000%, 8/15/17	1,750,000	1,775,766
6.000%, 1/15/18	4,043,000	4,531,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 1/25/18	$1,000,000	$1,007,359
1.625%, 5/15/18	2,156,000	2,145,875
2.350%, 1/28/19	5,000,000	5,074,312
6.300%, 4/23/19	7,707,000	8,951,936
4.950%, 3/25/20	500,000	561,990
4.400%, 7/22/20	3,230,000	3,553,705
4.250%, 10/15/20	874,000	951,415
4.625%, 5/10/21	2,000,000	2,226,241
4.350%, 8/15/21	300,000	329,089
4.500%, 1/24/22	2,000,000	2,208,888
3.250%, 9/23/22	2,849,000	2,910,876
3.200%, 1/25/23	4,369,000	4,439,022
3.375%, 5/1/23	2,075,000	2,079,433
3.875%, 2/1/24	5,000,000	5,293,873
3.625%, 5/13/24	3,000,000	3,119,812
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	4,151,062
KeyBank N.A./Ohio
1.100%, 11/25/16	269,000	269,425
1.650%, 2/1/18	2,000,000	2,007,257
2.250%, 3/16/20	750,000	755,361
KeyCorp
5.100%, 3/24/21	1,375,000	1,564,603
KfW
0.500%, 4/19/16	6,024,000	6,024,425
0.500%, 7/15/16	8,000,000	7,993,369
0.625%, 12/15/16	3,600,000	3,594,366
4.875%, 1/17/17	2,965,000	3,178,510
1.250%, 2/15/17	812,000	819,734
0.750%, 3/17/17	7,000,000	6,996,932
0.875%, 9/5/17	2,000,000	1,998,119
0.875%, 12/15/17	3,000,000	2,988,151
1.000%, 1/26/18	3,000,000	2,994,826
4.375%, 3/15/18	3,000,000	3,292,951
1.000%, 6/11/18	2,000,000	1,993,439
4.500%, 7/16/18	2,385,000	2,642,289
1.875%, 4/1/19	3,150,000	3,219,761
4.875%, 6/17/19	1,900,000	2,166,195
4.000%, 1/27/20	8,539,000	9,486,643
1.500%, 4/20/20	4,000,000	3,994,430
2.750%, 9/8/20	2,436,000	2,565,590
2.750%, 10/1/20	3,150,000	3,315,949
2.375%, 8/25/21	1,500,000	1,557,853
2.625%, 1/25/22	3,000,000	3,159,281
2.000%, 10/4/22	2,312,000	2,328,005
2.125%, 1/17/23	3,350,000	3,391,205
2.500%, 11/20/24	5,000,000	5,164,799
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	187,000	190,805
5.125%, 2/1/17	2,229,000	2,407,667
0.875%, 9/12/17	1,000,000	998,511
2.375%, 9/13/17	1,000,000	1,034,965
1.000%, 4/4/18	3,250,000	3,238,871
1.750%, 4/15/19	2,000,000	2,031,977
1.375%, 10/23/19	829,000	825,877
2.000%, 1/13/25	3,000,000	2,987,838
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,585,432
1.750%, 3/16/18	1,000,000	1,004,939
2.300%, 11/27/18	1,200,000	1,220,979
2.350%, 9/5/19	1,000,000	1,012,653
2.400%, 3/17/20	750,000	756,677
6.375%, 1/21/21	1,000,000	1,208,054
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	567,567
1.450%, 3/7/18	1,000,000	1,000,553
2.300%, 1/30/19	800,000	816,141
2.250%, 7/25/19	1,100,000	1,116,727
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	250,815
2.250%, 2/10/20	250,000	250,410
3.500%, 6/18/22	2,200,000	2,306,387
3.000%, 2/10/25	100,000	98,634
MUFG Union Bank N.A.
3.000%, 6/6/16	1,000,000	1,023,859
1.500%, 9/26/16	343,000	345,231
2.625%, 9/26/18	1,000,000	1,026,151
National Australia Bank Ltd./New York
1.300%, 7/25/16	500,000	503,247
2.750%, 3/9/17	1,800,000	1,856,999
2.300%, 7/25/18	1,250,000	1,274,550
3.000%, 1/20/23	1,350,000	1,374,004
Oesterreichische Kontrollbank AG
0.750%, 12/15/16	1,000,000	1,000,964
5.000%, 4/25/17	1,346,000	1,460,141
1.125%, 5/29/18	2,000,000	1,995,646
1.625%, 3/12/19	1,000,000	1,008,679
2.375%, 10/1/21	1,500,000	1,548,581
PNC Bank N.A.
1.150%, 11/1/16	250,000	251,467
1.125%, 1/27/17	1,500,000	1,507,068
4.875%, 9/21/17	1,000,000	1,083,438
1.500%, 10/18/17	2,000,000	2,016,227
1.500%, 2/23/18	250,000	250,677
2.200%, 1/28/19	1,500,000	1,520,698
2.950%, 1/30/23	250,000	250,173
3.800%, 7/25/23	1,000,000	1,058,261
3.300%, 10/30/24	1,000,000	1,032,125
2.950%, 2/23/25	250,000	250,113
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	2,019,314
3.900%, 4/29/24	500,000	520,757
PNC Funding Corp.
2.700%, 9/19/16	1,050,000	1,075,086
5.625%, 2/1/17	2,050,000	2,208,303
6.700%, 6/10/19	500,000	597,430
5.125%, 2/8/20	981,000	1,125,982
4.375%, 8/11/20	1,839,000	2,050,783
Regions Financial Corp.
2.000%, 5/15/18	650,000	648,375
Royal Bank of Canada
2.300%, 7/20/16	2,500,000	2,550,401
1.250%, 6/16/17	500,000	501,474
1.400%, 10/13/17	1,000,000	1,004,693
1.500%, 1/16/18	2,000,000	2,012,233
2.200%, 7/27/18	2,000,000	2,045,132
2.150%, 3/15/19	750,000	760,787
2.150%, 3/6/20	750,000	754,433
Royal Bank of Scotland Group plc
1.875%, 3/31/17	2,100,000	2,094,358
6.400%, 10/21/19	1,010,000	1,165,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland plc
5.625%, 8/24/20	$1,406,000	$1,624,327
6.125%, 1/11/21	1,000,000	1,194,771
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	245,000	253,952
Societe Generale S.A.
2.750%, 10/12/17	750,000	771,622
2.625%, 10/1/18	1,000,000	1,028,845
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16	1,000,000	1,003,995
1.800%, 7/18/17	1,000,000	1,006,900
1.500%, 1/18/18	500,000	499,135
2.500%, 7/19/18	250,000	255,532
2.450%, 1/10/19	800,000	816,944
2.250%, 7/11/19	750,000	756,026
2.450%, 1/16/20	500,000	504,273
3.200%, 7/18/22	750,000	768,653
3.000%, 1/18/23	1,000,000	1,006,378
3.950%, 1/10/24	2,250,000	2,416,554
3.400%, 7/11/24	2,000,000	2,062,823
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	1,294,000	1,326,295
3.500%, 1/20/17	156,000	162,046
1.350%, 2/15/17	750,000	752,841
6.000%, 9/11/17	500,000	553,307
7.250%, 3/15/18	946,000	1,083,827
2.350%, 11/1/18	350,000	354,986
2.500%, 5/1/19	1,250,000	1,276,140
SVB Financial Group
5.375%, 9/15/20	160,000	182,966
Svenska Handelsbanken AB
3.125%, 7/12/16	1,450,000	1,492,168
1.625%, 3/21/18	1,000,000	1,004,049
2.500%, 1/25/19	3,000,000	3,073,477
Toronto-Dominion Bank
2.500%, 7/14/16	1,650,000	1,687,621
1.500%, 9/9/16	750,000	757,875
2.375%, 10/19/16	1,350,000	1,383,144
1.125%, 5/2/17	1,500,000	1,499,750
1.625%, 3/13/18	350,000	351,859
1.400%, 4/30/18	1,000,000	1,000,386
2.625%, 9/10/18	1,000,000	1,035,660
2.125%, 7/2/19	1,000,000	1,010,465
2.250%, 11/5/19	1,600,000	1,627,090
U.S. Bancorp/Minnesota
2.200%, 11/15/16	312,000	318,558
1.650%, 5/15/17	1,500,000	1,519,828
4.125%, 5/24/21	1,000,000	1,107,289
3.000%, 3/15/22	750,000	771,964
2.950%, 7/15/22	2,125,000	2,151,016
3.700%, 1/30/24	500,000	534,213
3.600%, 9/11/24	1,000,000	1,034,769
U.S. Bank N.A./Ohio
1.100%, 1/30/17	1,000,000	1,004,377
1.375%, 9/11/17	1,000,000	1,005,570
1.350%, 1/26/18	1,000,000	1,004,951
2.125%, 10/28/19	2,500,000	2,532,953
2.800%, 1/27/25	1,000,000	1,000,924
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,548,656
5.750%, 6/15/17	422,000	464,635
5.750%, 2/1/18	4,146,000	4,630,545
Wells Fargo & Co.
1.250%, 7/20/16	1,500,000	1,508,932
5.125%, 9/15/16	367,000	388,578
2.625%, 12/15/16	2,000,000	2,058,605
2.100%, 5/8/17	200,000	204,399
1.400%, 9/8/17	1,500,000	1,507,814
5.625%, 12/11/17	3,647,000	4,061,443
1.500%, 1/16/18	1,006,000	1,009,950
2.150%, 1/15/19	1,166,000	1,184,169
2.125%, 4/22/19	5,000,000	5,059,383
2.150%, 1/30/20	1,250,000	1,253,041
3.000%, 1/22/21	1,500,000	1,551,870
4.600%, 4/1/21	2,000,000	2,244,439
3.500%, 3/8/22	1,844,000	1,951,637
3.450%, 2/13/23	1,806,000	1,845,654
4.125%, 8/15/23	3,000,000	3,193,723
3.300%, 9/9/24	2,000,000	2,065,131
3.000%, 2/19/25	2,500,000	2,503,546
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	560,053
Westpac Banking Corp.
1.200%, 5/19/17	788,000	788,687
2.000%, 8/14/17	1,700,000	1,730,443
1.500%, 12/1/17	3,000,000	3,014,782
1.600%, 1/12/18	500,000	503,185
4.625%, 6/1/18	62,000	66,259
2.250%, 1/17/19	600,000	611,162
4.875%, 11/19/19	1,800,000	2,040,643

		575,819,931

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	371,678
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,945,938
5.300%, 3/15/20	156,000	179,206
4.000%, 10/15/23	150,000	162,191
3.700%, 10/15/24	750,000	786,884
Apollo Investment Corp.
5.250%, 3/3/25	350,000	354,225
Ares Capital Corp.
4.875%, 11/30/18	500,000	528,784
3.875%, 1/15/20	300,000	305,352
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	249,045
2.100%, 1/15/19	48,000	48,806
2.300%, 9/11/19	1,500,000	1,525,163
2.150%, 2/24/20	2,000,000	2,019,899
4.150%, 2/1/21	2,187,000	2,427,592
3.550%, 9/23/21	750,000	805,599
3.650%, 2/4/24	2,100,000	2,240,664
3.000%, 2/24/25	1,500,000	1,520,128
BGC Partners, Inc.
5.375%, 12/9/19	300,000	306,276
BlackRock, Inc.
5.000%, 12/10/19	1,473,000	1,676,860
4.250%, 5/24/21	1,000,000	1,116,283
3.375%, 6/1/22	500,000	528,452
3.500%, 3/18/24	1,400,000	1,483,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Charles Schwab Corp.
4.450%, 7/22/20	$850,000	$952,426
3.225%, 9/1/22	1,197,000	1,247,291
3.000%, 3/10/25	150,000	151,725
Credit Suisse AG/New York
1.375%, 5/26/17	1,000,000	1,001,688
1.750%, 1/29/18	3,000,000	3,010,779
2.300%, 5/28/19	900,000	907,124
5.300%, 8/13/19	1,346,000	1,517,434
5.400%, 1/14/20	2,000,000	2,249,067
4.375%, 8/5/20	2,850,000	3,160,411
3.000%, 10/29/21	850,000	864,622
3.625%, 9/9/24	3,000,000	3,090,549
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,318,000	1,406,324
Deutsche Bank AG/London
1.400%, 2/13/17	1,250,000	1,253,694
1.350%, 5/30/17	1,650,000	1,647,664
6.000%, 9/1/17	2,096,000	2,308,193
1.875%, 2/13/18	500,000	501,164
2.500%, 2/13/19	1,600,000	1,625,862
3.700%, 5/30/24	2,000,000	2,048,194
4.500%, 4/1/25	1,500,000	1,502,250
4.296%, 5/24/28(l)	1,700,000	1,676,710
Eaton Vance Corp.
6.500%, 10/2/17	60,000	67,191
3.625%, 6/15/23	500,000	516,185
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,248,376
FS Investment Corp.
4.000%, 7/15/19	400,000	407,157
Goldman Sachs Group, Inc.
5.750%, 10/1/16	375,000	400,095
5.625%, 1/15/17	2,543,000	2,726,130
6.250%, 9/1/17	2,219,000	2,463,588
5.950%, 1/18/18	6,451,000	7,168,450
2.375%, 1/22/18	750,000	765,277
6.150%, 4/1/18	1,318,000	1,481,419
2.900%, 7/19/18	3,000,000	3,100,028
7.500%, 2/15/19	2,999,000	3,575,526
2.550%, 10/23/19	1,000,000	1,009,810
5.375%, 3/15/20	3,650,000	4,139,931
2.600%, 4/23/20	3,000,000	3,031,378
6.000%, 6/15/20	1,428,000	1,666,239
5.250%, 7/27/21	1,905,000	2,164,825
5.750%, 1/24/22	4,400,000	5,116,596
3.625%, 1/22/23	2,244,000	2,319,023
4.000%, 3/3/24	3,045,000	3,219,422
3.850%, 7/8/24	2,000,000	2,093,741
3.500%, 1/23/25	3,250,000	3,312,451
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,015,691
Jefferies Group LLC
5.125%, 4/13/18	525,000	554,208
8.500%, 7/15/19	1,446,000	1,731,384
5.125%, 1/20/23	117,000	123,933
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,068,200
Legg Mason, Inc.
2.700%, 7/15/19	375,000	380,855
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,134,529
Morgan Stanley
3.800%, 4/29/16	150,000	154,331
5.750%, 10/18/16	1,500,000	1,603,950
4.750%, 3/22/17	656,000	694,499
5.550%, 4/27/17	7,250,000	7,839,901
6.625%, 4/1/18	2,848,000	3,238,432
2.125%, 4/25/18	4,504,000	4,552,570
2.500%, 1/24/19	2,000,000	2,030,194
7.300%, 5/13/19	2,718,000	3,249,024
2.375%, 7/23/19	3,000,000	3,017,723
5.625%, 9/23/19	2,039,000	2,328,805
5.500%, 1/26/20	250,000	283,314
2.650%, 1/27/20	3,000,000	3,040,188
5.500%, 7/24/20	1,522,000	1,748,284
5.750%, 1/25/21	4,112,000	4,801,788
5.500%, 7/28/21	2,130,000	2,468,337
4.875%, 11/1/22	312,000	340,727
3.750%, 2/25/23	3,394,000	3,551,819
4.100%, 5/22/23	2,000,000	2,078,582
3.875%, 4/29/24	4,000,000	4,212,706
3.700%, 10/23/24	2,000,000	2,088,275
Nomura Holdings, Inc.
2.000%, 9/13/16	100,000	100,933
2.750%, 3/19/19	1,000,000	1,022,908
6.700%, 3/4/20	959,000	1,146,731
Northern Trust Corp.
3.450%, 11/4/20	850,000	919,386
3.375%, 8/23/21	375,000	401,934
2.375%, 8/2/22	500,000	499,401
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	403,090
Prospect Capital Corp.
5.000%, 7/15/19	350,000	363,746
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	258,166
8.600%, 8/15/19	439,000	545,795
Stifel Financial Corp.
4.250%, 7/18/24	600,000	611,847
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	115,919
2.950%, 4/1/22	250,000	253,874
3.625%, 4/1/25	1,000,000	1,052,722
UBS AG/Connecticut
5.875%, 7/15/16	1,000,000	1,059,328
1.375%, 8/14/17	3,395,000	3,387,218
5.875%, 12/20/17	2,275,000	2,526,061
5.750%, 4/25/18	3,000,000	3,358,574
2.375%, 8/14/19	500,000	502,872
2.350%, 3/26/20	750,000	751,156
4.875%, 8/4/20	1,812,000	2,035,604
Washington Prime Group LP
3.850%, 4/1/20§	250,000	253,087

		185,600,818

Consumer Finance (1.3%)
American Express Centurion Bank
6.000%, 9/13/17	1,250,000	1,393,579
American Express Co.
6.150%, 8/28/17	416,000	462,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 3/19/18	$3,922,000	$4,522,510
1.550%, 5/22/18	2,000,000	2,003,058
8.125%, 5/20/19	1,212,000	1,501,293
2.650%, 12/2/22	1,487,000	1,479,248
3.625%, 12/5/24	1,070,000	1,103,090
6.800%, 9/1/66(l)	150,000	158,062
American Express Credit Corp.
2.800%, 9/19/16	250,000	257,024
2.375%, 3/24/17	2,000,000	2,055,805
2.125%, 3/18/19	750,000	759,736
2.250%, 8/15/19	2,500,000	2,535,769
American Honda Finance Corp.
1.200%, 7/14/17	2,150,000	2,153,362
1.550%, 12/11/17	800,000	806,676
2.125%, 10/10/18	1,000,000	1,019,435
Capital One Financial Corp.
3.150%, 7/15/16	300,000	307,462
6.150%, 9/1/16	669,000	713,381
6.750%, 9/15/17	1,546,000	1,743,039
4.750%, 7/15/21	500,000	562,046
3.750%, 4/24/24	1,000,000	1,035,426
Caterpillar Financial Services Corp.
2.050%, 8/1/16	1,700,000	1,731,103
1.750%, 3/24/17	500,000	508,311
1.250%, 8/18/17	1,500,000	1,507,529
1.250%, 11/6/17	250,000	250,487
1.300%, 3/1/18	1,000,000	1,000,573
5.450%, 4/15/18	1,000,000	1,121,236
7.150%, 2/15/19	2,520,000	3,017,494
2.100%, 6/9/19	700,000	705,941
2.000%, 3/5/20	1,500,000	1,504,145
2.850%, 6/1/22	500,000	509,555
2.625%, 3/1/23	1,000,000	995,201
3.300%, 6/9/24	700,000	727,962
Discover Financial Services
6.450%, 6/12/17	498,000	546,704
5.200%, 4/27/22	100,000	111,125
3.850%, 11/21/22	1,144,000	1,171,170
3.950%, 11/6/24	250,000	254,063
3.750%, 3/4/25	350,000	350,219
Ford Motor Credit Co. LLC
1.700%, 5/9/16	1,250,000	1,255,314
3.984%, 6/15/16	300,000	309,488
8.000%, 12/15/16	1,250,000	1,384,435
1.500%, 1/17/17	714,000	714,595
4.250%, 2/3/17	300,000	315,018
1.461%, 3/27/17	1,250,000	1,248,328
3.000%, 6/12/17	5,000,000	5,152,396
1.684%, 9/8/17	1,000,000	1,000,519
1.724%, 12/6/17	1,200,000	1,198,941
2.375%, 1/16/18	1,382,000	1,405,480
2.459%, 3/27/20	1,500,000	1,498,835
5.875%, 8/2/21	5,850,000	6,876,505
3.219%, 1/9/22	1,500,000	1,526,533
4.250%, 9/20/22	2,700,000	2,910,279
HSBC Finance Corp.
6.676%, 1/15/21	3,826,000	4,548,811
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	1,001,526
2.250%, 6/23/19	1,250,000	1,263,851
5.000%, 9/27/20	650,000	723,547
3.500%, 6/23/24	900,000	940,029
John Deere Capital Corp.
1.050%, 12/15/16	2,000,000	2,008,677
5.500%, 4/13/17	208,000	226,608
2.800%, 9/18/17	1,500,000	1,562,093
1.200%, 10/10/17	1,000,000	1,002,287
1.300%, 3/12/18	1,150,000	1,151,491
5.750%, 9/10/18	1,108,000	1,264,729
1.950%, 12/13/18	650,000	658,981
2.250%, 4/17/19	500,000	511,009
2.050%, 3/10/20	750,000	754,767
2.800%, 3/4/21	1,000,000	1,030,550
3.900%, 7/12/21	350,000	382,013
3.150%, 10/15/21	500,000	520,596
2.750%, 3/15/22	1,000,000	1,019,850
3.350%, 6/12/24	650,000	683,886
PACCAR Financial Corp.
1.150%, 8/16/16	100,000	100,614
1.600%, 3/15/17	750,000	758,296
1.400%, 11/17/17	55,000	55,323
1.450%, 3/9/18	1,500,000	1,508,981
Synchrony Financial
1.875%, 8/15/17	2,000,000	2,003,670
3.000%, 8/15/19	600,000	613,438
2.700%, 2/3/20	750,000	752,602
4.250%, 8/15/24	750,000	781,902
Toyota Motor Credit Corp.
0.800%, 5/17/16	1,094,000	1,096,899
2.000%, 9/15/16	850,000	866,133
2.050%, 1/12/17	1,000,000	1,020,936
1.750%, 5/22/17	1,300,000	1,320,855
1.250%, 10/5/17	1,500,000	1,504,570
1.375%, 1/10/18	1,000,000	1,002,881
1.450%, 1/12/18	540,000	543,342
2.000%, 10/24/18	200,000	203,377
2.125%, 7/18/19	1,000,000	1,015,655
2.150%, 3/12/20	3,000,000	3,030,482
4.500%, 6/17/20	300,000	337,187
4.250%, 1/11/21	1,300,000	1,445,413
2.750%, 5/17/21	750,000	775,264
3.400%, 9/15/21	1,050,000	1,120,488
3.300%, 1/12/22	156,000	164,836
2.625%, 1/10/23	1,150,000	1,163,098

		113,823,826

Diversified Financial Services (1.2%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	590,064
Associates Corp. of North America
6.950%, 11/1/18	62,000	72,217
Bank of America N.A.
1.125%, 11/14/16	1,000,000	1,000,661
1.250%, 2/14/17	1,000,000	1,006,181
5.300%, 3/15/17	1,300,000	1,390,788
1.650%, 3/26/18	2,000,000	2,004,158
Bear Stearns Cos. LLC
5.550%, 1/22/17	2,721,000	2,911,149
6.400%, 10/2/17	1,346,000	1,500,255
7.250%, 2/1/18	2,070,000	2,382,388
4.650%, 7/2/18	125,000	135,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Berkshire Hathaway, Inc.
1.900%, 1/31/17	$1,000,000	$1,020,136
1.550%, 2/9/18	1,000,000	1,011,758
2.100%, 8/14/19	1,200,000	1,223,953
3.750%, 8/15/21	500,000	546,063
3.400%, 1/31/22	500,000	534,609
3.000%, 2/11/23	1,250,000	1,290,690
Boeing Capital Corp.
2.125%, 8/15/16	1,595,000	1,627,380
2.900%, 8/15/18	156,000	162,898
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,184,375
Brixmor Operating Partnership LP
3.850%, 2/1/25	355,000	355,191
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	518,161
3.000%, 3/15/25	1,000,000	1,003,663
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	1,091,000	1,170,777
General Electric Capital Corp.
2.950%, 5/9/16	3,000,000	3,076,478
1.500%, 7/12/16	2,312,000	2,329,906
2.900%, 1/9/17	3,000,000	3,104,832
5.400%, 2/15/17	5,487,000	5,938,114
1.250%, 5/15/17	750,000	753,370
5.625%, 9/15/17	62,000	68,542
1.600%, 11/20/17	1,000,000	1,009,240
1.625%, 4/2/18	1,300,000	1,309,477
5.625%, 5/1/18	4,470,000	5,015,404
2.300%, 1/14/19	1,500,000	1,534,246
6.000%, 8/7/19	4,000,000	4,688,191
5.500%, 1/8/20	1,000,000	1,158,713
4.625%, 1/7/21	1,750,000	1,971,298
5.300%, 2/11/21	3,027,000	3,495,247
4.650%, 10/17/21	2,800,000	3,172,150
3.150%, 9/7/22	1,800,000	1,861,699
3.100%, 1/9/23	2,875,000	2,954,475
3.450%, 5/15/24	1,000,000	1,053,673
6.375%, 11/15/67(l)	625,000	675,000
Intercontinental Exchange, Inc.
4.000%, 10/15/23	850,000	926,693
Leucadia National Corp.
5.500%, 10/18/23	800,000	822,160
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	549,989
Moody’s Corp.
2.750%, 7/15/19	500,000	510,047
5.500%, 9/1/20	500,000	570,550
4.500%, 9/1/22	31,000	33,723
4.875%, 2/15/24	500,000	555,247
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,500,000	1,578,750
Murray Street Investment Trust I
4.647%, 3/9/17(e)	1,156,000	1,226,356
NASDAQ OMX Group, Inc.
5.250%, 1/16/18	220,000	240,832
5.550%, 1/15/20	894,000	1,003,580
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,243,481
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	125,000	135,998
5.450%, 2/1/18	250,000	278,179
10.375%, 11/1/18	1,000,000	1,295,377
2.350%, 6/15/20	2,000,000	2,029,153
3.400%, 11/15/23	1,000,000	1,051,442
4.750%, 4/30/43(l)	350,000	350,875
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,014,909
ORIX Corp.
3.750%, 3/9/17	1,000,000	1,045,189
Private Export Funding Corp.
1.375%, 2/15/17	1,775,000	1,788,864
1.875%, 7/15/18	400,000	406,528
2.250%, 3/15/20	2,000,000	2,044,858
2.050%, 11/15/22	1,125,000	1,103,293
3.550%, 1/15/24	729,000	784,733
Sasol Financing International plc
4.500%, 11/14/22	750,000	753,750
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,589,339
Shell International Finance B.V.
0.900%, 11/15/16	2,600,000	2,609,594
1.125%, 8/21/17	1,000,000	1,002,080
1.900%, 8/10/18	1,000,000	1,016,264
4.300%, 9/22/19	2,147,000	2,380,453
4.375%, 3/25/20	1,629,000	1,821,588
2.375%, 8/21/22	1,175,000	1,170,619
3.400%, 8/12/23	900,000	953,852
Voya Financial, Inc.
2.900%, 2/15/18	700,000	722,299
5.500%, 7/15/22	550,000	634,752
XTRA Finance Corp.
5.150%, 4/1/17	100,000	107,620

		107,166,297

Insurance (0.9%)
ACE INA Holdings, Inc.
5.800%, 3/15/18	100,000	112,552
5.900%, 6/15/19	1,235,000	1,423,279
3.350%, 5/15/24	600,000	624,983
3.150%, 3/15/25	1,000,000	1,022,623
Aflac, Inc.
2.650%, 2/15/17	250,000	257,696
8.500%, 5/15/19	404,000	510,050
4.000%, 2/15/22	500,000	542,971
3.625%, 6/15/23	1,150,000	1,206,623
3.625%, 11/15/24	1,000,000	1,042,017
Alleghany Corp.
5.625%, 9/15/20	200,000	223,786
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	740,000	798,653
5.500%, 11/15/20	500,000	565,881
Allstate Corp.
7.450%, 5/16/19	973,000	1,184,830
3.150%, 6/15/23	156,000	160,730
5.750%, 8/15/53(l)	500,000	543,750
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	216,011
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,198,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.300%, 7/16/19	$1,000,000	$1,014,007
3.375%, 8/15/20	500,000	527,868
6.400%, 12/15/20	3,100,000	3,738,834
4.875%, 6/1/22	750,000	851,767
Aon Corp.
3.125%, 5/27/16	600,000	614,793
5.000%, 9/30/20	1,287,000	1,445,923
Aon plc
3.500%, 6/14/24	350,000	359,950
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	564,682
Assurant, Inc.
2.500%, 3/15/18	350,000	355,715
4.000%, 3/15/23	300,000	314,895
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	534,117
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	799,188
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	152,215
1.300%, 5/15/18	600,000	601,374
5.400%, 5/15/18	693,000	781,281
2.000%, 8/15/18	1,000,000	1,023,054
4.250%, 1/15/21	1,175,000	1,315,015
3.000%, 5/15/22	656,000	682,560
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	357,312
Chubb Corp.
5.750%, 5/15/18	1,266,000	1,431,655
6.375%, 3/29/67(l)	662,000	703,375
CNA Financial Corp.
6.500%, 8/15/16	500,000	534,577
7.350%, 11/15/19	571,000	687,857
5.875%, 8/15/20	902,000	1,037,750
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	90,181
Fidelity National Financial, Inc.
6.600%, 5/15/17	500,000	545,358
5.500%, 9/1/22	500,000	545,528
First American Financial Corp.
4.600%, 11/15/24	500,000	525,237
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	100,000	107,557
6.000%, 1/15/19	1,000,000	1,136,836
5.500%, 3/30/20	900,000	1,031,046
5.125%, 4/15/22	250,000	285,157
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	231,708
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	271,289
Kemper Corp.
4.350%, 2/15/25	500,000	512,062
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,170,215
6.250%, 2/15/20	485,000	570,514
4.850%, 6/24/21	334,000	372,266
7.000%, 5/17/66(l)	100,000	96,500
6.050%, 4/20/67(l)	1,100,000	1,058,750
Loews Corp.
2.625%, 5/15/23	900,000	873,468
Markel Corp.
7.125%, 9/30/19	321,000	384,628
5.350%, 6/1/21	350,000	394,945
3.625%, 3/30/23	300,000	309,185
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	256,342
2.350%, 9/10/19	375,000	379,242
4.800%, 7/15/21	600,000	676,293
3.500%, 6/3/24	1,000,000	1,031,453
MetLife, Inc.
6.750%, 6/1/16	2,750,000	2,935,255
6.817%, 8/15/18	112,000	130,762
7.717%, 2/15/19	508,000	617,052
4.750%, 2/8/21	1,547,000	1,749,255
3.116%, 12/15/22	1,000,000	1,015,893
4.368%, 9/15/23	667,000	744,975
3.600%, 4/10/24	500,000	527,952
3.000%, 3/1/25	500,000	497,613
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	263,220
Old Republic International Corp.
4.875%, 10/1/24	400,000	426,338
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	210,289
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	517,701
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	252,189
8.875%, 5/15/19	800,000	1,005,612
ProAssurance Corp.
5.300%, 11/15/23	750,000	829,434
Progressive Corp.
3.750%, 8/23/21	219,000	237,970
6.700%, 6/15/37(l)	1,000,000	1,057,500
Protective Life Corp.
7.375%, 10/15/19	550,000	665,603
Prudential Financial, Inc.
6.000%, 12/1/17	1,320,000	1,473,867
2.300%, 8/15/18	1,000,000	1,019,662
7.375%, 6/15/19	916,000	1,109,519
2.350%, 8/15/19	1,000,000	1,012,636
5.375%, 6/21/20	1,100,000	1,265,646
4.500%, 11/16/21	1,000,000	1,110,201
8.875%, 6/15/38(l)	303,000	355,268
5.625%, 6/15/43(l)	3,000,000	3,195,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	431,195
5.000%, 6/1/21	60,000	66,854
4.700%, 9/15/23	1,500,000	1,633,779
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	249,606
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	112,913
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	376,196
Symetra Financial Corp.
4.250%, 7/15/24	300,000	313,736
Torchmark Corp.
9.250%, 6/15/19	275,000	348,352
3.800%, 9/15/22	250,000	259,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Travelers Cos., Inc.
5.750%, 12/15/17	$187,000	$208,991
5.800%, 5/15/18	1,100,000	1,244,873
5.900%, 6/2/19	500,000	581,625
Trinity Acquisition plc
4.625%, 8/15/23	250,000	266,388
Unum Group
7.125%, 9/30/16	100,000	108,378
5.625%, 9/15/20	700,000	796,804
4.000%, 3/15/24	300,000	316,000
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	112,899
4.625%, 3/15/22	750,000	811,461
Willis Group Holdings plc
5.750%, 3/15/21	500,000	563,659
Willis North America, Inc.
6.200%, 3/28/17	500,000	537,628
XLIT Ltd.
2.300%, 12/15/18	750,000	759,495
4.450%, 3/31/25	1,280,000	1,281,472

		80,529,140

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	250,855
3.900%, 6/15/23	1,000,000	1,028,712
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	506,808
American Tower Corp.
7.000%, 10/15/17	250,000	284,375
4.500%, 1/15/18	100,000	107,228
3.400%, 2/15/19	950,000	985,443
5.050%, 9/1/20	1,058,000	1,165,354
3.450%, 9/15/21	1,000,000	1,014,776
4.700%, 3/15/22	500,000	532,400
3.500%, 1/31/23	1,150,000	1,137,636
5.000%, 2/15/24	1,000,000	1,092,661
AvalonBay Communities, Inc.
5.700%, 3/15/17	539,000	584,073
6.100%, 3/15/20	139,000	161,963
3.625%, 10/1/20	1,500,000	1,592,003
2.950%, 9/15/22	500,000	499,626
4.200%, 12/15/23	100,000	108,177
Boston Properties LP
3.700%, 11/15/18	600,000	640,149
5.875%, 10/15/19	200,000	232,066
5.625%, 11/15/20	2,015,000	2,358,163
3.850%, 2/1/23	500,000	528,957
3.125%, 9/1/23	1,000,000	1,002,653
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	375,031
4.100%, 10/1/24	700,000	712,414
Camden Property Trust
4.625%, 6/15/21	375,000	410,928
2.950%, 12/15/22	1,150,000	1,125,882
CBL & Associates LP
4.600%, 10/15/24	262,000	266,391
Corporate Office Properties LP
3.700%, 6/15/21	750,000	759,334
3.600%, 5/15/23	200,000	194,735
CubeSmart LP
4.375%, 12/15/23	250,000	270,101
DDR Corp.
3.500%, 1/15/21	550,000	564,699
4.625%, 7/15/22	1,000,000	1,075,188
3.375%, 5/15/23	350,000	347,414
3.625%, 2/1/25	250,000	249,503
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,133,209
5.250%, 3/15/21	500,000	555,626
Duke Realty LP
5.950%, 2/15/17	312,000	337,020
6.500%, 1/15/18	500,000	562,470
6.750%, 3/15/20	1,665,000	1,973,098
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	259,208
EPR Properties
7.750%, 7/15/20	269,000	324,876
5.750%, 8/15/22	250,000	277,142
5.250%, 7/15/23	150,000	161,689
4.500%, 4/1/25	350,000	356,213
Equity Commonwealth
6.650%, 1/15/18	481,000	524,292
5.875%, 9/15/20	250,000	277,558
ERP Operating LP
2.375%, 7/1/19	800,000	812,312
4.750%, 7/15/20	450,000	501,457
3.000%, 4/15/23	1,000,000	1,001,349
Essex Portfolio LP
3.375%, 1/15/23	500,000	506,184
3.250%, 5/1/23	1,000,000	1,002,501
3.500%, 4/1/25	650,000	660,367
Excel Trust LP
4.625%, 5/15/24	400,000	419,451
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	202,593
Government Properties Income Trust
3.750%, 8/15/19	500,000	517,390
HCP, Inc.
6.000%, 1/30/17	1,020,000	1,104,172
5.625%, 5/1/17	100,000	108,390
3.750%, 2/1/19	200,000	212,242
2.625%, 2/1/20	656,000	656,721
5.375%, 2/1/21	1,690,000	1,905,272
3.150%, 8/1/22	250,000	248,086
4.250%, 11/15/23	1,070,000	1,122,239
3.875%, 8/15/24	1,000,000	1,019,600
3.400%, 2/1/25	500,000	488,571
Health Care REIT, Inc.
6.200%, 6/1/16	627,000	663,795
4.700%, 9/15/17	412,000	442,749
2.250%, 3/15/18	1,000,000	1,013,505
4.125%, 4/1/19	1,000,000	1,074,622
6.125%, 4/15/20	385,000	444,188
4.950%, 1/15/21	1,000,000	1,102,585
4.500%, 1/15/24	1,000,000	1,075,237
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	619,000	671,097
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	355,111
3.700%, 4/15/23	250,000	251,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Hospitality Properties Trust
6.300%, 6/15/16	$660,000	$682,180
5.625%, 3/15/17	350,000	372,783
4.500%, 6/15/23	1,000,000	1,037,267
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,037,500
4.750%, 3/1/23	1,100,000	1,182,500
Kilroy Realty LP
4.800%, 7/15/18	350,000	377,489
3.800%, 1/15/23	450,000	460,848
Kimco Realty Corp.
6.875%, 10/1/19	439,000	520,294
3.125%, 6/1/23	1,000,000	991,077
Lexington Realty Trust
4.250%, 6/15/23	250,000	256,909
Liberty Property LP
6.625%, 10/1/17	500,000	558,162
4.750%, 10/1/20	389,000	426,839
4.125%, 6/15/22	1,094,000	1,149,337
3.750%, 4/1/25	100,000	101,321
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	100,308
7.750%, 8/15/19	639,000	738,222
3.150%, 5/15/23	150,000	135,613
Mid-America Apartments LP
4.300%, 10/15/23	175,000	186,760
3.750%, 6/15/24	450,000	460,403
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	259,184
3.300%, 4/15/23	700,000	699,327
3.900%, 6/15/24	500,000	519,428
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	523,170
Prologis LP
4.500%, 8/15/17	62,000	66,373
2.750%, 2/15/19	214,000	219,493
6.875%, 3/15/20	244,000	288,667
3.350%, 2/1/21	1,000,000	1,037,360
4.250%, 8/15/23	100,000	107,751
Realty Income Corp.
6.750%, 8/15/19	750,000	881,614
5.750%, 1/15/21	450,000	519,372
3.250%, 10/15/22	344,000	344,972
4.650%, 8/1/23	1,000,000	1,098,785
4.125%, 10/15/26	225,000	238,620
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	276,250
4.000%, 12/15/24	200,000	204,467
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	252,188
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	862,483
Simon Property Group LP
2.150%, 9/15/17	250,000	256,165
6.125%, 5/30/18	300,000	341,825
2.200%, 2/1/19	3,000,000	3,049,508
10.350%, 4/1/19	1,000,000	1,297,200
5.650%, 2/1/20	1,985,000	2,313,838
4.375%, 3/1/21	1,095,000	1,216,899
3.750%, 2/1/24	1,000,000	1,056,266
UDR, Inc.
4.250%, 6/1/18	400,000	428,311
3.700%, 10/1/20	1,500,000	1,582,359
4.625%, 1/10/22	200,000	218,498
Ventas Realty LP
1.550%, 9/26/16	1,937,000	1,947,290
3.750%, 5/1/24	50,000	51,452
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	605,974
4.000%, 4/30/19	1,000,000	1,073,324
2.700%, 4/1/20	1,050,000	1,060,380
4.250%, 3/1/22	662,000	705,664
Vornado Realty LP
2.500%, 6/30/19	500,000	505,026
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,086,696
3.950%, 10/15/22	150,000	152,571
Weingarten Realty Investors
3.375%, 10/15/22	600,000	600,305
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,098,250
WP Carey, Inc.
4.600%, 4/1/24	300,000	311,117
4.000%, 2/1/25	300,000	298,714

		88,924,152

Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	598,756
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	257,601
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	211,478
Tanger Properties LP
6.125%, 6/1/20	500,000	580,849

		1,648,684

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	1,100,000	1,136,898
1.375%, 3/13/17	1,000,000	1,005,034
3.050%, 8/23/18	1,000,000	1,044,545
2.350%, 9/10/19	670,000	680,158
2.375%, 3/16/20	1,000,000	1,004,041
4.000%, 3/13/24	1,000,000	1,068,489
BPCE S.A.
1.700%, 4/25/16	250,000	251,773
1.625%, 2/10/17	500,000	502,147
1.613%, 7/25/17	750,000	748,430
1.625%, 1/26/18	250,000	250,473
2.500%, 12/10/18	1,100,000	1,125,323
2.500%, 7/15/19	1,250,000	1,272,686
2.250%, 1/27/20	500,000	500,497
4.000%, 4/15/24	1,250,000	1,331,671
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	307,405
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	1,006,430
8.750%, 5/30/18	600,000	707,075

		13,943,075

Total Financials		1,167,455,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (2.6%)
Biotechnology (0.3%)
Amgen, Inc.
2.300%, 6/15/16	$581,000	$589,420
2.500%, 11/15/16	500,000	511,118
2.125%, 5/15/17	1,500,000	1,525,860
5.850%, 6/1/17	1,680,000	1,845,570
6.150%, 6/1/18	200,000	228,187
5.700%, 2/1/19	958,000	1,090,560
2.200%, 5/22/19	750,000	758,689
4.500%, 3/15/20	315,000	347,748
3.450%, 10/1/20	1,312,000	1,384,230
4.100%, 6/15/21	1,000,000	1,088,121
3.625%, 5/15/22	1,094,000	1,155,953
3.625%, 5/22/24	2,750,000	2,890,758
Biogen, Inc.
6.875%, 3/1/18	700,000	804,948
Celgene Corp.
2.300%, 8/15/18	486,000	493,956
3.950%, 10/15/20	1,031,000	1,112,188
3.250%, 8/15/22	850,000	869,782
4.000%, 8/15/23	850,000	913,285
3.625%, 5/15/24	2,000,000	2,081,380
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,164,778
2.350%, 2/1/20	380,000	389,997
4.400%, 12/1/21	2,187,000	2,444,483
3.700%, 4/1/24	1,000,000	1,068,598

		24,759,609

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	761,884
2.000%, 3/15/20	500,000	503,154
4.125%, 5/27/20	325,000	359,700
2.550%, 3/15/22	750,000	752,757
2.950%, 3/15/25	1,000,000	1,007,149
Baxter International, Inc.
0.950%, 6/1/16	1,000,000	1,000,851
5.900%, 9/1/16	936,000	1,000,675
5.375%, 6/1/18	187,000	208,662
1.850%, 6/15/18	1,000,000	1,005,859
4.250%, 3/15/20	519,000	570,491
2.400%, 8/15/22	1,100,000	1,060,831
3.200%, 6/15/23	1,000,000	1,014,029
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	587,041
5.000%, 5/15/19	200,000	223,316
2.675%, 12/15/19	625,000	639,417
3.250%, 11/12/20	1,300,000	1,350,646
3.734%, 12/15/24	857,000	896,948
BioMed Realty LP
3.850%, 4/15/16	500,000	512,135
6.125%, 4/15/20	350,000	402,908
Boston Scientific Corp.
6.400%, 6/15/16	1,100,000	1,166,153
2.650%, 10/1/18	500,000	505,177
6.000%, 1/15/20	1,100,000	1,266,761
C.R. Bard, Inc.
1.375%, 1/15/18	500,000	498,181
4.400%, 1/15/21	190,000	207,987
CareFusion Corp.
6.375%, 8/1/19	600,000	698,092
3.300%, 3/1/23	400,000	404,300
3.875%, 5/15/24	500,000	526,931
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,585,783
4.200%, 6/15/20	700,000	768,971
2.950%, 6/15/23	1,000,000	1,017,218
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	198,705
4.125%, 8/15/21	100,000	106,033
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	720,885
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,500,390
2.500%, 3/15/20§	1,170,000	1,193,788
4.450%, 3/15/20	1,794,000	1,993,676
4.125%, 3/15/21	500,000	550,200
3.125%, 3/15/22	150,000	155,573
3.150%, 3/15/22§	3,000,000	3,114,927
2.750%, 4/1/23	769,000	771,676
3.625%, 3/15/24	1,000,000	1,061,864
St. Jude Medical, Inc.
3.250%, 4/15/23	1,150,000	1,173,522
Stryker Corp.
2.000%, 9/30/16	1,370,000	1,390,809
4.375%, 1/15/20	269,000	295,881
Zimmer Holdings, Inc.
1.450%, 4/1/17	500,000	501,218
2.000%, 4/1/18	415,000	417,946
2.700%, 4/1/20	1,100,000	1,114,300
3.375%, 11/30/21	500,000	515,765
3.150%, 4/1/22	750,000	759,075
3.550%, 4/1/25	1,075,000	1,096,930

		41,137,170

Health Care Providers & Services (0.6%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,004,932
2.200%, 3/15/19	750,000	756,564
3.950%, 9/1/20	100,000	108,075
2.750%, 11/15/22	1,000,000	1,002,581
3.500%, 11/15/24	500,000	520,533
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	498,394
4.875%, 11/15/19	1,150,000	1,281,814
3.400%, 5/15/24	600,000	616,180
Anthem, Inc.
5.875%, 6/15/17	639,000	698,990
1.875%, 1/15/18	500,000	503,066
2.300%, 7/15/18	1,000,000	1,014,963
7.000%, 2/15/19	1,022,000	1,204,792
4.350%, 8/15/20	1,200,000	1,317,338
3.125%, 5/15/22	500,000	506,762
3.300%, 1/15/23	150,000	152,193
3.500%, 8/15/24	1,000,000	1,026,059
Cardinal Health, Inc.
1.700%, 3/15/18	1,143,000	1,146,339
4.625%, 12/15/20	1,700,000	1,901,348
3.200%, 6/15/22	125,000	128,165
3.200%, 3/15/23	1,000,000	1,017,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Corp.
5.375%, 3/15/17	$25,000	$26,990
5.125%, 6/15/20	1,182,000	1,347,868
4.375%, 12/15/20	100,000	110,031
4.500%, 3/15/21	406,000	449,410
4.000%, 2/15/22	500,000	543,122
3.250%, 4/15/25	1,000,000	1,020,180
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	366,240
5.450%, 6/15/21	650,000	752,375
Dignity Health
2.637%, 11/1/19	425,000	433,130
Express Scripts Holding Co.
3.125%, 5/15/16	2,562,000	2,624,371
2.650%, 2/15/17	1,000,000	1,025,297
1.250%, 6/2/17	445,000	443,674
4.750%, 11/15/21	1,350,000	1,519,020
3.900%, 2/15/22	2,156,000	2,288,378
3.500%, 6/15/24	1,000,000	1,031,452
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,066,898
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,430,855
2.625%, 10/1/19	1,000,000	1,017,808
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	362,425
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,871
2.500%, 11/1/18	500,000	509,357
4.625%, 11/15/20	1,600,000	1,754,954
3.750%, 8/23/22	56,000	58,319
4.000%, 11/1/23	500,000	528,924
McKesson Corp.
5.700%, 3/1/17	500,000	541,677
1.400%, 3/15/18	1,100,000	1,097,204
2.284%, 3/15/19	1,345,000	1,358,871
4.750%, 3/1/21	1,100,000	1,219,872
2.850%, 3/15/23	1,200,000	1,200,385
3.796%, 3/15/24	2,200,000	2,321,105
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	878,096
4.125%, 9/15/20	275,000	296,372
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	260,872
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,312,000	1,343,469
6.400%, 7/1/17	650,000	728,556
2.700%, 4/1/19	500,000	508,097
2.500%, 3/30/20	400,000	400,920
4.700%, 4/1/21	100,000	109,846
3.500%, 3/30/25	400,000	400,940
UnitedHealth Group, Inc.
1.875%, 11/15/16	1,500,000	1,525,391
1.400%, 10/15/17	100,000	100,885
6.000%, 2/15/18	1,824,000	2,066,470
1.625%, 3/15/19	750,000	749,320
2.300%, 12/15/19	500,000	508,808
4.700%, 2/15/21	850,000	963,972
2.875%, 3/15/22	500,000	507,850
2.750%, 2/15/23	1,000,000	1,008,480
2.875%, 3/15/23	600,000	609,772

		57,892,485

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	653,037
3.875%, 7/15/23	1,094,000	1,113,819
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,267,420
5.000%, 1/15/21	125,000	138,982
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	752,460
2.400%, 2/1/19	1,100,000	1,114,232
4.700%, 5/1/20	100,000	109,890
4.500%, 3/1/21	1,000,000	1,098,068
3.600%, 8/15/21	265,000	277,263
3.300%, 2/15/22	875,000	895,713
3.150%, 1/15/23	1,000,000	1,016,105
4.150%, 2/1/24	1,000,000	1,078,203

		9,515,192

Pharmaceuticals (1.1%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,705,604
2.000%, 11/6/18	219,000	219,369
2.900%, 11/6/22	3,519,000	3,489,837
Actavis Funding SCS
1.850%, 3/1/17	1,000,000	1,007,570
1.300%, 6/15/17	2,000,000	1,985,647
2.350%, 3/12/18	2,000,000	2,025,443
2.450%, 6/15/19	535,000	535,486
3.000%, 3/12/20	2,985,000	3,052,461
3.450%, 3/15/22	2,440,000	2,494,900
3.850%, 6/15/24	1,250,000	1,296,673
3.800%, 3/15/25	3,125,000	3,216,563
Actavis, Inc.
6.125%, 8/15/19	388,000	443,409
3.250%, 10/1/22	1,875,000	1,874,660
Allergan, Inc.
1.350%, 3/15/18	425,000	419,607
3.375%, 9/15/20	1,000,000	1,032,097
2.800%, 3/15/23	400,000	383,530
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,363,966
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	597,544
1.750%, 3/1/19	750,000	751,648
2.000%, 8/1/22	656,000	631,629
Eli Lilly & Co.
5.200%, 3/15/17	1,766,000	1,913,864
1.950%, 3/15/19	500,000	508,899
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,387,890
2.850%, 5/8/22	3,300,000	3,346,281
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	2,956,000	3,339,578
2.800%, 3/18/23	1,156,000	1,162,072
Johnson & Johnson
2.150%, 5/15/16	800,000	814,957
5.550%, 8/15/17	2,100,000	2,330,072
1.125%, 11/21/17	1,000,000	1,004,689
5.150%, 7/15/18	200,000	225,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.550%, 5/15/21	$500,000	$548,477
2.450%, 12/5/21	1,250,000	1,297,112
3.375%, 12/5/23	500,000	537,672
Merck & Co., Inc.
0.700%, 5/18/16	1,000,000	1,001,832
1.100%, 1/31/18	1,000,000	998,223
1.300%, 5/18/18	823,000	823,127
5.000%, 6/30/19	1,150,000	1,304,181
1.850%, 2/10/20	1,000,000	1,005,653
3.875%, 1/15/21	1,000,000	1,089,500
2.350%, 2/10/22	1,500,000	1,504,745
2.400%, 9/15/22	1,200,000	1,198,560
2.800%, 5/18/23	1,700,000	1,728,668
2.750%, 2/10/25	1,000,000	997,264
Mylan, Inc.
1.800%, 6/24/16	500,000	503,009
1.350%, 11/29/16	1,150,000	1,146,739
2.600%, 6/24/18	500,000	509,329
2.550%, 3/28/19	412,000	413,931
Novartis Capital Corp.
4.400%, 4/24/20	100,000	112,000
2.400%, 9/21/22	1,200,000	1,205,591
3.400%, 5/6/24	1,000,000	1,063,700
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,186,974
Perrigo Co. plc
1.300%, 11/8/16	800,000	798,617
4.000%, 11/15/23	1,700,000	1,774,955
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,502,854
1.100%, 5/15/17	1,500,000	1,507,383
4.650%, 3/1/18	62,000	67,971
1.500%, 6/15/18	1,000,000	1,008,492
6.200%, 3/15/19	3,056,000	3,576,304
3.000%, 6/15/23	1,000,000	1,021,613
3.400%, 5/15/24	1,500,000	1,573,107
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,637,700
4.000%, 3/29/21	2,106,000	2,310,496
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	254,687
2.950%, 12/18/22	937,000	932,315
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,835,313
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	501,925
Wyeth LLC
5.450%, 4/1/17	500,000	545,086
Zoetis, Inc.
1.875%, 2/1/18	600,000	599,106
3.250%, 2/1/23	1,185,000	1,181,181

		93,366,695

Total Health Care		226,671,151

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	495,502
6.000%, 3/15/19	1,046,000	1,218,472
4.875%, 2/15/20	886,000	1,016,912
2.850%, 10/30/24	300,000	308,060
2.500%, 3/1/25	200,000	199,055
Embraer S.A.
5.150%, 6/15/22	47,000	48,704
General Dynamics Corp.
2.250%, 7/15/16	500,000	512,276
1.000%, 11/15/17	250,000	250,014
3.875%, 7/15/21	562,000	614,986
2.250%, 11/15/22	1,094,000	1,070,518
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,452,722
5.000%, 2/15/19	846,000	951,116
4.250%, 3/1/21	500,000	561,710
L-3 Communications Corp.
3.950%, 11/15/16	594,000	616,610
5.200%, 10/15/19	1,100,000	1,218,448
4.950%, 2/15/21	1,194,000	1,319,197
3.950%, 5/28/24	600,000	614,791
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	509,019
4.250%, 11/15/19	1,624,000	1,784,107
3.350%, 9/15/21	500,000	530,530
2.900%, 3/1/25	250,000	252,708
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	601,142
3.500%, 3/15/21	31,000	32,577
3.250%, 8/1/23	2,100,000	2,161,280
Precision Castparts Corp.
1.250%, 1/15/18	900,000	897,087
2.500%, 1/15/23	562,000	551,275
Raytheon Co.
6.400%, 12/15/18	208,000	243,184
4.400%, 2/15/20	1,069,000	1,174,475
3.125%, 10/15/20	1,156,000	1,220,338
2.500%, 12/15/22	500,000	498,924
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	265,688
3.100%, 11/15/21	550,000	573,299
Textron, Inc.
4.625%, 9/21/16	250,000	262,421
5.600%, 12/1/17	100,000	108,787
7.250%, 10/1/19	500,000	595,125
3.650%, 3/1/21	125,000	130,229
5.950%, 9/21/21	350,000	411,010
3.875%, 3/1/25	285,000	294,773
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,239,901
5.375%, 12/15/17	1,008,000	1,120,805
6.125%, 2/1/19	1,825,000	2,119,120
4.500%, 4/15/20	1,275,000	1,430,345
3.100%, 6/1/22	1,844,000	1,917,988

		33,395,230

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	827,041
2.300%, 2/1/20	500,000	506,943
2.625%, 8/1/22	276,000	276,401
2.700%, 4/15/23	450,000	443,876
4.000%, 1/15/24	450,000	487,205
3.200%, 2/1/25	750,000	757,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
1.125%, 10/1/17	$200,000	$200,304
5.125%, 4/1/19	2,100,000	2,386,165
3.125%, 1/15/21	1,675,000	1,779,734
2.450%, 10/1/22	1,000,000	1,003,159

		8,668,305

Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	1,831,679	1,985,173
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	451,715	492,935
Series 2010-1 A
4.750%, 1/12/21	1,461,892	1,566,052
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	252,336	291,764
Series 2010-1 A
6.200%, 7/2/18	122,462	134,862
Series 2010-2 A
4.950%, 5/23/19	862,082	925,660
Southwest Airlines Co.
5.750%, 12/15/16	461,000	494,137
5.125%, 3/1/17	62,000	66,301
2.750%, 11/6/19	750,000	766,410
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17	272,580	300,179

		7,023,473

Building Products (0.0%)
Owens Corning, Inc.
4.200%, 12/15/22	1,000,000	1,040,625
4.200%, 12/1/24	300,000	308,438

		1,349,063

Commercial Services & Supplies (0.2%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	400,000	415,111
4.750%, 5/1/19	300,000	334,866
Cornell University
5.450%, 2/1/19	400,000	457,135
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	138,230
4.750%, 5/15/18	62,000	66,048
6.250%, 3/15/19	1,100,000	1,241,028
4.625%, 3/15/24	500,000	521,473
Republic Services, Inc.
3.800%, 5/15/18	500,000	530,687
5.500%, 9/15/19	1,214,000	1,378,538
5.000%, 3/1/20	600,000	671,087
5.250%, 11/15/21	406,000	466,868
3.550%, 6/1/22	1,000,000	1,044,324
4.750%, 5/15/23	1,000,000	1,126,037
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	150,438
Vanderbilt University
5.250%, 4/1/19	273,000	311,510
Waste Management, Inc.
6.100%, 3/15/18	446,000	503,573
4.750%, 6/30/20	300,000	334,871
4.600%, 3/1/21	500,000	556,530
2.900%, 9/15/22	500,000	504,606
3.500%, 5/15/24	500,000	522,284
3.125%, 3/1/25	1,000,000	1,003,356
Yale University
2.086%, 4/15/19	300,000	303,618

		12,582,218

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	504,940
2.875%, 5/8/22	1,306,000	1,332,297
Fluor Corp.
3.500%, 12/15/24	900,000	926,775

		2,764,012

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	501,848
6.950%, 3/20/19	1,000,000	1,183,069
2.750%, 11/2/22	1,531,000	1,535,232
Emerson Electric Co.
5.125%, 12/1/16	500,000	534,717
4.875%, 10/15/19	1,200,000	1,352,664
2.625%, 2/15/23	256,000	256,453
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	504,006
2.875%, 3/1/25	500,000	503,906

		6,371,895

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	507,315
1.625%, 6/15/19	1,000,000	1,000,190
2.000%, 6/26/22	1,000,000	987,934
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	112,315
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	274,928
Cooper U.S., Inc.
3.875%, 12/15/20	600,000	649,568
Danaher Corp.
2.300%, 6/23/16	906,000	925,353
5.625%, 1/15/18	546,000	610,922
5.400%, 3/1/19	500,000	568,170
3.900%, 6/23/21	662,000	725,998
GE Capital Trust I
6.375%, 11/15/67(l)	1,200,000	1,293,000
General Electric Co.
5.250%, 12/6/17	3,291,000	3,639,497
2.700%, 10/9/22	3,375,000	3,431,427
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,248,913
2.875%, 1/15/19	750,000	767,718
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,893,823
3.750%, 3/15/22	406,000	429,840
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	1,002,108
2.650%, 12/1/19	156,000	155,961
5.000%, 5/15/21	550,000	609,068
3.150%, 9/15/22	500,000	496,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Industries, Inc.
2.050%, 10/1/18	$1,750,000	$1,755,889
6.250%, 9/1/19	500,000	579,339
3.125%, 11/15/22	625,000	624,184
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,375,280
2.375%, 12/17/18	240,000	244,094
2.350%, 8/1/19	250,000	252,319
3.450%, 8/1/24	290,000	300,229
Tyco International Finance S.A.
8.500%, 1/15/19	608,000	740,704

		27,202,265

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,099,324
2.600%, 6/26/22	844,000	852,002
3.400%, 5/15/24	715,000	749,542
Crane Co.
2.750%, 12/15/18	350,000	358,894
4.450%, 12/15/23	400,000	431,047
Cummins, Inc.
3.650%, 10/1/23	500,000	539,906
Deere & Co.
4.375%, 10/16/19	658,000	730,621
2.600%, 6/8/22	1,312,000	1,316,020
Dover Corp.
5.450%, 3/15/18	616,000	680,760
4.300%, 3/1/21	656,000	729,796
Flowserve Corp.
4.000%, 11/15/23	700,000	733,619
IDEX Corp.
4.200%, 12/15/21	300,000	317,881
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	1,002,555
6.250%, 4/1/19	600,000	698,147
3.375%, 9/15/21	300,000	317,818
3.500%, 3/1/24	1,000,000	1,056,912
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	503,599
Joy Global, Inc.
5.125%, 10/15/21	400,000	445,344
Kennametal, Inc.
2.650%, 11/1/19	250,000	250,917
3.875%, 2/15/22	560,000	578,812
Pall Corp.
5.000%, 6/15/20	300,000	333,909
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	557,418
3.300%, 11/21/24	600,000	628,448
Snap-on, Inc.
4.250%, 1/15/18	200,000	215,291
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	1,010,319
5.750%, 12/15/53(l)	600,000	651,000
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	451,467
Wabtec Corp.
4.375%, 8/15/23	200,000	214,337
Xylem, Inc.
3.550%, 9/20/16	650,000	671,560

		18,127,265

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.375%, 12/1/22	500,000	523,522
Equifax, Inc.
3.300%, 12/15/22	461,000	462,309
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	688,599

		1,674,430

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	528,425
4.700%, 10/1/19	725,000	812,622
3.600%, 9/1/20	1,500,000	1,588,005
3.050%, 3/15/22	2,156,000	2,227,958
3.850%, 9/1/23	750,000	810,355
3.750%, 4/1/24	250,000	268,136
3.400%, 9/1/24	500,000	521,107
3.000%, 4/1/25	750,000	757,109
Canadian National Railway Co.
5.550%, 5/15/18	157,000	176,250
5.550%, 3/1/19	1,133,000	1,296,416
2.250%, 11/15/22	900,000	888,037
2.950%, 11/21/24	250,000	256,628
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	181,334
7.250%, 5/15/19	645,000	774,247
2.900%, 2/1/25	1,000,000	997,334
Con-way, Inc.
7.250%, 1/15/18	500,000	565,457
CSX Corp.
7.900%, 5/1/17	250,000	283,011
6.250%, 3/15/18	460,000	521,558
7.375%, 2/1/19	1,055,000	1,267,473
3.700%, 10/30/20	200,000	214,885
4.250%, 6/1/21	500,000	552,161
3.700%, 11/1/23	1,000,000	1,067,205
JB Hunt Transport Services, Inc.
3.850%, 3/15/24	750,000	793,225
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	400,000	393,957
3.000%, 5/15/23	121,000	119,474
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,507,203
5.750%, 4/1/18	446,000	501,368
5.900%, 6/15/19	1,317,000	1,517,663
2.903%, 2/15/23	1,150,000	1,159,682
Ryder System, Inc.
5.850%, 11/1/16	699,000	749,433
3.500%, 6/1/17	125,000	130,354
2.500%, 3/1/18	250,000	255,088
2.450%, 11/15/18	600,000	609,204
2.350%, 2/26/19	250,000	252,336
2.550%, 6/1/19	310,000	314,634
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,024,334
1.800%, 2/1/20	1,000,000	999,690
4.000%, 2/1/21	170,000	187,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 1/15/23	$500,000	$517,821
2.750%, 4/15/23	1,000,000	1,018,675
3.646%, 2/15/24	500,000	540,146

		29,147,191

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,818,750
3.875%, 4/1/21	125,000	128,825
4.250%, 9/15/24	1,000,000	1,032,200
GATX Corp.
3.500%, 7/15/16	350,000	359,989
2.375%, 7/30/18	388,000	392,114
2.500%, 3/15/19	700,000	703,636
2.500%, 7/30/19	500,000	501,933
4.850%, 6/1/21	100,000	110,941
3.900%, 3/30/23	151,000	157,990
3.250%, 3/30/25	400,000	395,884
International Lease Finance Corp.
6.750%, 9/1/16§	2,000,000	2,125,000

		8,727,262

Total Industrials		157,032,609

Information Technology (1.9%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.100%, 3/3/17	2,000,000	2,012,704
3.150%, 3/14/17	500,000	523,079
4.950%, 2/15/19	2,757,000	3,104,273
2.125%, 3/1/19	1,650,000	1,683,437
4.450%, 1/15/20	1,312,000	1,464,394
2.900%, 3/4/21	570,000	592,120
3.625%, 3/4/24	1,000,000	1,078,277
Harris Corp.
6.375%, 6/15/19	265,000	308,233
4.400%, 12/15/20	1,000,000	1,074,113
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	354,293
4.600%, 3/15/21	62,000	65,834
4.500%, 3/15/24	175,000	178,269
4.350%, 6/15/25	350,000	355,573
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,031,934
3.750%, 5/15/22	94,000	96,018
3.500%, 3/1/23	1,000,000	1,002,576
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,168,424

		16,093,551

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	762,153
3.125%, 9/15/21	1,500,000	1,531,735
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	154,031
6.000%, 4/1/20	304,000	345,201
3.500%, 4/1/22	1,500,000	1,500,311
Avnet, Inc.
5.875%, 6/15/20	1,100,000	1,238,557
Corning, Inc.
1.450%, 11/15/17	600,000	600,187
4.250%, 8/15/20	274,000	302,130
3.700%, 11/15/23	187,000	197,376
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	66,669
5.000%, 8/10/22	600,000	641,757
4.950%, 12/15/24	200,000	206,540
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	1,032,500
Keysight Technologies, Inc.
3.300%, 10/30/19§	600,000	603,901
4.550%, 10/30/24§	600,000	604,590
Tech Data Corp.
3.750%, 9/21/17	300,000	308,356
Trimble Navigation Ltd.
4.750%, 12/1/24	350,000	368,915

		10,464,909

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17§	530,000	529,368
2.500%, 11/28/19§	1,250,000	1,247,433
3.125%, 11/28/21§	1,300,000	1,302,823
3.600%, 11/28/24§	1,000,000	997,270
Baidu, Inc.
2.250%, 11/28/17	500,000	504,878
3.250%, 8/6/18	1,226,000	1,264,394
2.750%, 6/9/19	500,000	504,445
3.500%, 11/28/22	500,000	505,710
eBay, Inc.
1.350%, 7/15/17	571,000	571,096
3.250%, 10/15/20	362,000	373,615
2.875%, 8/1/21	1,150,000	1,147,365
2.600%, 7/15/22	1,100,000	1,050,667
Google, Inc.
2.125%, 5/19/16	1,075,000	1,095,566
3.625%, 5/19/21	950,000	1,033,859
3.375%, 2/25/24	500,000	532,511

		12,661,000

IT Services (0.4%)
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	423,439
Computer Sciences Corp.
6.500%, 3/15/18	1,210,000	1,336,695
4.450%, 9/15/22	200,000	208,352
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	149,958
2.000%, 4/15/18	129,000	129,481
5.000%, 3/15/22	1,000,000	1,068,648
3.500%, 4/15/23	1,156,000	1,161,340
3.875%, 6/5/24	1,000,000	1,027,376
Fiserv, Inc.
6.800%, 11/20/17	600,000	678,669
4.750%, 6/15/21	94,000	104,339
3.500%, 10/1/22	500,000	513,770
International Business Machines Corp.
0.450%, 5/6/16	1,569,000	1,567,818
1.950%, 7/22/16	950,000	966,727
1.250%, 2/6/17	1,000,000	1,007,947
5.700%, 9/14/17	6,688,000	7,443,181
1.250%, 2/8/18	1,200,000	1,202,868
1.625%, 5/15/20	2,200,000	2,168,846
1.875%, 8/1/22	1,750,000	1,666,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 8/1/23	$1,000,000	$1,040,560
3.625%, 2/12/24	1,000,000	1,061,859
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,051,684
Total System Services, Inc.
2.375%, 6/1/18	320,000	321,166
3.750%, 6/1/23	450,000	451,158
Western Union Co.
5.930%, 10/1/16	312,000	332,461
2.875%, 12/10/17	250,000	258,783
5.253%, 4/1/20	1,002,000	1,107,087
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,341,482
2.950%, 3/15/17	406,000	417,291
6.350%, 5/15/18	1,115,000	1,259,117
2.750%, 3/15/19	500,000	510,761
5.625%, 12/15/19	639,000	725,959
2.800%, 5/15/20	750,000	753,560
4.500%, 5/15/21	185,000	200,516
3.800%, 5/15/24	750,000	750,556

		34,409,476

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	503,274
2.500%, 11/15/18	500,000	513,453
4.100%, 11/15/23	600,000	642,076
Analog Devices, Inc.
3.000%, 4/15/16	500,000	507,622
2.875%, 6/1/23	250,000	245,787
Applied Materials, Inc.
2.650%, 6/15/16	1,000,000	1,020,598
4.300%, 6/15/21	625,000	679,394
Broadcom Corp.
2.500%, 8/15/22	1,100,000	1,080,257
3.500%, 8/1/24	400,000	413,091
Intel Corp.
1.950%, 10/1/16	1,600,000	1,632,056
1.350%, 12/15/17	2,000,000	2,009,171
3.300%, 10/1/21	1,257,000	1,336,858
2.700%, 12/15/22	1,875,000	1,873,971
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	508,474
3.375%, 11/1/19	1,000,000	1,042,757
4.125%, 11/1/21	571,000	599,406
Lam Research Corp.
2.750%, 3/15/20	350,000	352,094
3.800%, 3/15/25	350,000	350,963
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	762,349
3.375%, 3/15/23	400,000	398,402
Texas Instruments, Inc.
2.375%, 5/16/16	950,000	969,871
1.000%, 5/1/18	500,000	495,678
1.650%, 8/3/19	350,000	348,623
2.750%, 3/12/21	1,100,000	1,127,389
2.250%, 5/1/23	750,000	720,496
Xilinx, Inc.
2.125%, 3/15/19	500,000	503,147
3.000%, 3/15/21	500,000	516,479

		21,153,736

Software (0.3%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	935,545
Autodesk, Inc.
1.950%, 12/15/17	297,000	297,144
CA, Inc.
2.875%, 8/15/18	500,000	512,259
5.375%, 12/1/19	800,000	891,374
4.500%, 8/15/23	250,000	266,754
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	178,586
CDK Global, Inc.
3.300%, 10/15/19§	400,000	405,671
4.500%, 10/15/24§	405,000	416,778
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,082,562
Microsoft Corp.
1.000%, 5/1/18	487,000	486,012
1.625%, 12/6/18	900,000	912,045
4.200%, 6/1/19	736,000	817,744
3.000%, 10/1/20	594,000	631,636
4.000%, 2/8/21	1,000,000	1,111,829
2.375%, 2/12/22	1,000,000	1,006,087
2.125%, 11/15/22	500,000	491,429
2.375%, 5/1/23	1,250,000	1,247,200
3.625%, 12/15/23	800,000	875,211
2.700%, 2/12/25	1,500,000	1,502,392
Oracle Corp.
1.200%, 10/15/17	1,000,000	1,003,648
5.750%, 4/15/18	1,362,000	1,541,577
2.375%, 1/15/19	1,500,000	1,540,469
5.000%, 7/8/19	3,500,000	3,956,109
2.250%, 10/8/19	750,000	763,247
2.800%, 7/8/21	585,000	602,163
2.500%, 10/15/22	1,875,000	1,871,603
3.625%, 7/15/23	1,000,000	1,071,976
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,153,712
3.950%, 6/15/22	1,000,000	1,016,712

		28,589,474

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.450%, 5/3/16	1,150,000	1,150,021
1.000%, 5/3/18	4,256,000	4,228,093
2.100%, 5/6/19	2,650,000	2,710,249
1.550%, 2/7/20	1,000,000	992,972
2.850%, 5/6/21	935,000	973,685
2.150%, 2/9/22	1,000,000	987,833
2.400%, 5/3/23	4,707,000	4,640,573
3.450%, 5/6/24	4,000,000	4,241,597
2.500%, 2/9/25	1,000,000	978,317
EMC Corp.
1.875%, 6/1/18	1,600,000	1,617,085
2.650%, 6/1/20	1,250,000	1,283,657
3.375%, 6/1/23	1,800,000	1,848,366
Hewlett-Packard Co.
2.650%, 6/1/16	2,000,000	2,036,739
2.600%, 9/15/17	1,000,000	1,025,168
5.500%, 3/1/18	3,075,000	3,406,883
2.750%, 1/14/19	600,000	613,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 12/1/20	$250,000	$261,512
4.375%, 9/15/21	300,000	322,094
4.650%, 12/9/21	3,250,000	3,554,193
4.050%, 9/15/22	1,000,000	1,044,325
Lexmark International, Inc.
5.125%, 3/15/20	500,000	535,297
NetApp, Inc.
2.000%, 12/15/17	562,000	563,304
3.375%, 6/15/21	550,000	559,282
Seagate HDD Cayman
3.750%, 11/15/18	3,100,000	3,225,650

		42,800,602

Total Information Technology		166,172,748

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	582,351
3.150%, 10/1/22	131,000	131,134
3.500%, 6/1/23	1,000,000	1,021,298
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	238,932
4.375%, 8/21/19	439,000	482,014
2.750%, 2/3/23	1,000,000	1,007,180
3.350%, 7/31/24	750,000	779,560
Airgas, Inc.
1.650%, 2/15/18	500,000	497,809
3.650%, 7/15/24	450,000	466,496
Albemarle Corp.
3.000%, 12/1/19	250,000	251,999
4.500%, 12/15/20	500,000	534,117
4.150%, 12/1/24	250,000	261,189
Cabot Corp.
5.000%, 10/1/16	439,000	464,052
3.700%, 7/15/22	500,000	518,778
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,318,266
3.450%, 6/1/23	1,000,000	1,007,777
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,301,945
4.250%, 11/15/20	1,984,000	2,168,449
4.125%, 11/15/21	100,000	108,986
3.000%, 11/15/22	1,000,000	1,007,318
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	194,000	208,495
6.000%, 7/15/18	2,203,000	2,511,570
5.750%, 3/15/19	500,000	571,862
3.625%, 1/15/21	1,700,000	1,809,959
2.800%, 2/15/23	1,000,000	998,300
Eastman Chemical Co.
2.400%, 6/1/17	150,000	153,186
5.500%, 11/15/19	472,000	535,250
2.700%, 1/15/20	1,000,000	1,012,520
3.600%, 8/15/22	1,125,000	1,167,291
3.800%, 3/15/25	1,000,000	1,038,222
Ecolab, Inc.
3.000%, 12/8/16	1,500,000	1,546,476
2.250%, 1/12/20	400,000	401,840
4.350%, 12/8/21	1,356,000	1,491,697
FMC Corp.
4.100%, 2/1/24	1,500,000	1,585,317
Lubrizol Corp.
8.875%, 2/1/19	500,000	621,904
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,158,642
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,204,772
6.000%, 11/15/21	1,800,000	2,116,179
Methanex Corp.
3.250%, 12/15/19	220,000	225,028
4.250%, 12/1/24	650,000	661,479
Monsanto Co.
1.150%, 6/30/17	1,000,000	1,002,796
5.125%, 4/15/18	869,000	960,341
1.850%, 11/15/18	400,000	403,506
2.750%, 7/15/21	750,000	765,375
2.200%, 7/15/22	250,000	242,514
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,067,213
NewMarket Corp.
4.100%, 12/15/22	167,000	172,870
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	882,254
6.500%, 5/15/19	860,000	1,012,560
4.875%, 3/30/20	194,000	218,225
3.625%, 3/15/24	500,000	527,290
PPG Industries, Inc.
3.600%, 11/15/20	350,000	369,032
Praxair, Inc.
1.050%, 11/7/17	656,000	654,368
1.250%, 11/7/18	1,400,000	1,383,627
4.500%, 8/15/19	800,000	887,096
4.050%, 3/15/21	500,000	549,081
3.000%, 9/1/21	600,000	625,076
2.200%, 8/15/22	450,000	438,520
2.700%, 2/21/23	500,000	502,075
RPM International, Inc.
6.125%, 10/15/19	700,000	799,719
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	549,545
Valspar Corp.
7.250%, 6/15/19	439,000	512,845
4.200%, 1/15/22	200,000	215,865
3.300%, 2/1/25	200,000	200,535
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	306,460

		53,418,427

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	3,265,000	3,490,470
8.125%, 7/15/18	269,000	321,624
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	338,063
4.250%, 7/2/24	285,000	298,181

		4,448,338

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	185,432
3.350%, 4/15/23	300,000	302,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Bemis Co., Inc.
6.800%, 8/1/19	$471,000	$555,862
Packaging Corp. of America
3.900%, 6/15/22	500,000	521,070
4.500%, 11/1/23	200,000	216,207
3.650%, 9/15/24	1,000,000	1,017,128
Rock-Tenn Co.
4.900%, 3/1/22	1,500,000	1,651,951

		4,450,371

Metals & Mining (0.7%)
Barrick Gold Corp.
6.950%, 4/1/19	2,023,000	2,364,784
3.850%, 4/1/22	2,000,000	1,954,732
4.100%, 5/1/23	900,000	886,223
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	204,685
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	750,000	762,871
1.625%, 2/24/17	1,000,000	1,012,753
5.400%, 3/29/17	139,000	151,012
6.500%, 4/1/19	2,502,000	2,931,913
3.250%, 11/21/21	500,000	519,878
2.875%, 2/24/22	1,406,000	1,426,629
3.850%, 9/30/23	2,100,000	2,243,377
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	102,532
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,920,905
Freeport-McMoRan, Inc.
2.150%, 3/1/17	1,000,000	996,834
2.375%, 3/15/18	5,200,000	5,184,573
3.100%, 3/15/20	1,656,000	1,611,369
3.550%, 3/1/22	1,906,000	1,760,466
3.875%, 3/15/23	1,750,000	1,624,949
Glencore Canada Corp.
5.500%, 6/15/17	512,000	548,627
Goldcorp, Inc.
2.125%, 3/15/18	656,000	658,747
3.625%, 6/9/21	330,000	335,535
3.700%, 3/15/23	600,000	591,166
Kinross Gold Corp.
5.950%, 3/15/24	555,000	513,319
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,014,314
3.500%, 3/15/22	1,156,000	1,115,225
Nucor Corp.
5.750%, 12/1/17	808,000	893,582
5.850%, 6/1/18	800,000	897,493
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	502,251
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	920,000	1,056,556
9.000%, 5/1/19	1,087,000	1,378,334
3.500%, 11/2/20	1,000,000	1,055,018
4.125%, 5/20/21	1,500,000	1,611,578
3.750%, 9/20/21	1,000,000	1,054,275
Rio Tinto Finance USA plc
1.375%, 6/17/16	1,500,000	1,508,595
2.000%, 3/22/17	500,000	507,280
1.625%, 8/21/17	1,100,000	1,105,878
2.250%, 12/14/18	1,500,000	1,522,765
3.500%, 3/22/22	687,000	706,928
2.875%, 8/21/22	1,100,000	1,088,591
Southern Copper Corp.
5.375%, 4/16/20	253,000	275,143
3.500%, 11/8/22	244,000	243,410
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,125,245
4.500%, 1/15/21	225,000	228,382
3.750%, 2/1/23	200,000	186,633
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,570,832
4.625%, 9/15/20	1,700,000	1,687,497
4.375%, 1/11/22	1,062,000	1,016,780
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	108,272
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	245,379

		57,014,115

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,080,000
International Paper Co.
7.950%, 6/15/18	1,744,000	2,044,982
9.375%, 5/15/19	800,000	1,005,439
7.500%, 8/15/21	156,000	197,136
4.750%, 2/15/22	194,000	214,300
3.650%, 6/15/24	1,900,000	1,939,589

		7,481,446

Total Materials		126,812,697

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
2.950%, 5/15/16	1,100,000	1,124,268
2.400%, 8/15/16	480,000	488,689
1.600%, 2/15/17	1,000,000	1,003,509
1.700%, 6/1/17	1,500,000	1,504,872
1.400%, 12/1/17	1,000,000	993,555
5.500%, 2/1/18	4,106,000	4,520,058
2.375%, 11/27/18	1,500,000	1,519,140
5.800%, 2/15/19	1,901,000	2,153,011
2.300%, 3/11/19	1,000,000	1,006,049
4.450%, 5/15/21	1,500,000	1,635,646
3.875%, 8/15/21	497,000	525,481
3.000%, 2/15/22	1,000,000	1,001,509
2.625%, 12/1/22	2,156,000	2,098,525
3.900%, 3/11/24	1,000,000	1,046,408
British Telecommunications plc
1.625%, 6/28/16	1,090,000	1,096,553
5.950%, 1/15/18	1,200,000	1,342,171
2.350%, 2/14/19	1,000,000	1,014,386
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	506,795
3.849%, 4/15/23	500,000	505,728
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,922,554
6.000%, 7/8/19	100,000	116,628
Emirates Telecommunications Corp.
2.375%, 6/18/19(m)	1,000,000	1,015,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 6/18/24(m)	$1,000,000	$1,052,500
Orange S.A.
2.750%, 9/14/16	600,000	613,287
2.750%, 2/6/19	1,000,000	1,034,873
5.375%, 7/8/19	1,200,000	1,367,992
4.125%, 9/14/21	1,000,000	1,092,161
Qwest Corp.
6.500%, 6/1/17	750,000	817,500
6.750%, 12/1/21	1,200,000	1,378,609
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	833,000	885,703
6.221%, 7/3/17	473,000	522,494
3.192%, 4/27/18	1,000,000	1,042,223
5.877%, 7/15/19	570,000	658,949
5.134%, 4/27/20	629,000	708,913
5.462%, 2/16/21	2,456,000	2,802,024
4.570%, 4/27/23	500,000	548,365
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,241,691
Verizon Communications, Inc.
2.500%, 9/15/16	2,935,000	2,998,133
2.000%, 11/1/16	1,000,000	1,014,492
1.350%, 6/9/17	2,500,000	2,501,628
1.100%, 11/1/17	1,000,000	990,448
3.650%, 9/14/18	5,450,000	5,793,350
6.350%, 4/1/19	2,067,000	2,404,013
2.550%, 6/17/19	1,000,000	1,022,788
4.500%, 9/15/20	2,228,000	2,456,626
3.450%, 3/15/21	2,600,000	2,719,330
4.600%, 4/1/21	1,800,000	1,996,636
3.000%, 11/1/21	625,000	636,504
3.500%, 11/1/21	1,000,000	1,044,786
2.450%, 11/1/22	1,406,000	1,364,846
5.150%, 9/15/23	9,950,000	11,404,757
4.150%, 3/15/24	2,000,000	2,142,448
3.500%, 11/1/24	1,750,000	1,794,078

		86,192,682

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,300,000	1,321,765
5.625%, 11/15/17	2,280,000	2,521,931
5.000%, 3/30/20	2,960,000	3,354,331
3.125%, 7/16/22	1,200,000	1,212,600
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,613,719
3.000%, 3/15/23	750,000	740,674
Vodafone Group plc
5.625%, 2/27/17	2,116,000	2,285,365
1.625%, 3/20/17	250,000	251,428
1.250%, 9/26/17	1,000,000	995,322
1.500%, 2/19/18	2,000,000	1,997,945
5.450%, 6/10/19	1,526,000	1,731,243
2.500%, 9/26/22	700,000	672,175
2.950%, 2/19/23	1,306,000	1,283,610

		19,982,108

Total Telecommunication Services		106,174,790

Utilities (1.8%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	503,036
2.950%, 12/15/22	150,000	151,363
Arizona Public Service Co.
8.750%, 3/1/19	461,000	578,949
2.200%, 1/15/20	250,000	253,681
3.350%, 6/15/24	600,000	632,843
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	167,505
2.800%, 8/15/22	300,000	304,869
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	244,388
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	534,616
1.950%, 9/1/16	175,000	177,561
6.150%, 9/15/17	940,000	1,051,368
2.150%, 1/15/19	1,000,000	1,020,233
4.000%, 8/1/20	431,000	469,865
3.400%, 9/1/21	250,000	264,610
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	113,113
5.500%, 2/1/19	500,000	572,144
2.500%, 1/15/23	156,000	155,701
Dayton Power & Light Co.
1.875%, 9/15/16	250,000	252,626
DTE Electric Co.
5.600%, 6/15/18	250,000	282,554
3.900%, 6/1/21	500,000	541,282
3.650%, 3/15/24	245,000	263,074
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	530,436
4.300%, 6/15/20	250,000	278,651
Duke Energy Corp.
1.625%, 8/15/17	500,000	505,205
2.100%, 6/15/18	1,000,000	1,016,799
5.050%, 9/15/19	655,000	739,370
3.050%, 8/15/22	1,100,000	1,128,019
3.750%, 4/15/24	350,000	375,403
Duke Energy Florida, Inc.
5.800%, 9/15/17	1,000,000	1,110,303
5.650%, 6/15/18	346,000	391,362
4.550%, 4/1/20	160,000	180,192
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	529,870
3.750%, 7/15/20	1,062,000	1,155,458
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	570,428
3.800%, 9/1/23	1,000,000	1,098,506
Duke Energy Progress, Inc.
5.300%, 1/15/19	1,700,000	1,916,016
Edison International
3.750%, 9/15/17	531,000	561,990
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,200,000	1,280,375
3.700%, 6/1/24	1,000,000	1,051,446
Entergy Corp.
4.700%, 1/15/17	250,000	263,670
5.125%, 9/15/20	787,000	876,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Entergy Texas, Inc.
7.125%, 2/1/19	$600,000	$717,898
Eversource Energy
4.500%, 11/15/19	419,000	461,405
3.150%, 1/15/25	150,000	150,780
Florida Power & Light Co.
5.550%, 11/1/17	500,000	556,013
2.750%, 6/1/23	250,000	254,552
Georgia Power Co.
3.000%, 4/15/16	156,000	159,728
5.400%, 6/1/18	1,000,000	1,117,919
4.250%, 12/1/19	307,000	337,950
2.850%, 5/15/22	750,000	754,156
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	69,157
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,133,090
2.000%, 6/30/16	1,537,000	1,562,953
8.400%, 1/15/22	125,000	167,376
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,304,066
3.200%, 3/15/23	150,000	153,439
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	622,269
ITC Holdings Corp.
3.650%, 6/15/24	325,000	337,250
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,627,247
7.350%, 2/1/19	100,000	118,177
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	109,130
6.375%, 3/1/18	600,000	683,536
7.150%, 4/1/19	500,000	598,520
3.150%, 3/15/23	250,000	255,206
LG&E and KU Energy LLC
3.750%, 11/15/20	1,275,000	1,348,223
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	601,000
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	875,881
Nevada Power Co.
6.500%, 8/1/18	1,200,000	1,385,390
7.125%, 3/15/19	500,000	597,917
NextEra Energy Capital Holdings, Inc.
6.000%, 3/1/19	946,000	1,080,699
2.400%, 9/15/19	500,000	505,713
2.700%, 9/15/19	350,000	355,612
4.500%, 6/1/21	1,000,000	1,107,107
Northern States Power Co.
5.250%, 3/1/18	500,000	555,135
2.150%, 8/15/22	1,000,000	977,515
NSTAR Electric Co.
5.625%, 11/15/17	750,000	835,537
2.375%, 10/15/22	1,250,000	1,221,743
Ohio Power Co.
6.050%, 5/1/18	200,000	226,105
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,091,656
6.800%, 9/1/18	700,000	817,448
7.000%, 9/1/22	750,000	956,802
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,102,152
8.250%, 10/15/18	755,000	922,657
3.500%, 10/1/20	1,344,000	1,410,452
3.250%, 6/15/23	250,000	257,371
3.750%, 2/15/24	450,000	477,473
3.400%, 8/15/24	500,000	516,386
PacifiCorp
5.500%, 1/15/19	300,000	339,600
2.950%, 2/1/22	500,000	510,282
3.600%, 4/1/24	600,000	646,314
PECO Energy Co.
1.200%, 10/15/16	194,000	194,949
5.350%, 3/1/18	100,000	111,130
2.375%, 9/15/22	500,000	495,021
Portland General Electric Co.
6.100%, 4/15/19	373,000	425,275
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	319,927
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	1,005,274
4.200%, 6/15/22	1,078,000	1,173,590
3.500%, 12/1/22	1,000,000	1,041,791
3.400%, 6/1/23	250,000	258,083
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	198,402
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,310,907
4.400%, 1/15/21	156,000	172,355
3.150%, 4/1/22	1,250,000	1,273,701
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,719
3.200%, 11/15/20	150,000	159,133
2.250%, 9/15/22	500,000	494,829
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	58,395
4.400%, 2/1/21	250,000	278,589
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	665,478
2.300%, 9/15/18	1,000,000	1,027,895
2.000%, 8/15/19	700,000	708,300
3.500%, 8/15/20	100,000	107,234
2.375%, 5/15/23	500,000	490,107
3.050%, 11/15/24	200,000	206,664
Sierra Pacific Power Co.
6.000%, 5/15/16	100,000	105,757
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	587,411
Southern California Edison Co.
1.125%, 5/1/17	600,000	601,778
5.500%, 8/15/18	500,000	564,478
3.875%, 6/1/21	631,000	687,908
1.845%, 2/1/22	200,000	200,648
2.400%, 2/1/22	200,000	199,520
3.500%, 10/1/23	200,000	213,059
Southern Co.
1.950%, 9/1/16	310,000	314,692
2.450%, 9/1/18	90,000	92,380
2.150%, 9/1/19	1,650,000	1,656,442
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	129,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.450%, 1/15/19	$344,000	$401,314
3.550%, 2/15/22	2,000,000	2,109,188
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	611,497
Tampa Electric Co.
6.100%, 5/15/18	294,000	335,594
2.600%, 9/15/22	200,000	199,295
Tucson Electric Power Co.
3.050%, 3/15/25§	600,000	600,781
UIL Holdings Corp.
4.625%, 10/1/20	500,000	539,656
Union Electric Co.
3.500%, 4/15/24	1,000,000	1,056,867
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	559,415
5.000%, 6/30/19	665,000	750,083
2.750%, 3/15/23	650,000	653,914
3.450%, 2/15/24	1,000,000	1,055,404
Westar Energy, Inc.
5.100%, 7/15/20	500,000	566,418
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	901,540
2.950%, 9/15/21	725,000	750,611
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	361,430
Xcel Energy, Inc.
0.750%, 5/9/16	200,000	199,863
4.700%, 5/15/20	756,000	834,905

		89,128,237

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	844,000	1,048,209
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	389,092
4.500%, 1/15/21	1,342,000	1,485,317
Dominion Gas Holdings LLC
1.050%, 11/1/16	500,000	500,448
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	988,889
ONE Gas, Inc.
2.070%, 2/1/19	500,000	506,329
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	989,411
Southern California Gas Co.
3.150%, 9/15/24	550,000	567,552
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	912,756
4.400%, 6/15/21	150,000	158,037
Southwest Gas Corp.
3.875%, 4/1/22	500,000	536,366

		8,082,406

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	670,207
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	417,029
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	770,476
5.200%, 10/1/19	2,000,000	2,224,172
2.950%, 1/15/20	250,000	253,249
PSEG Power LLC
5.125%, 4/15/20	1,375,000	1,532,264
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	5,045,077
6.250%, 12/15/17	62,000	70,890
4.500%, 4/1/18	156,000	171,730
3.875%, 2/15/21	2,830,000	3,161,993
1.875%, 8/15/22	1,000,000	976,703
2.875%, 9/15/24	2,400,000	2,512,475
TransAlta Corp.
1.900%, 6/3/17	781,000	779,017
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24§	200,000	206,979

		18,792,261

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	790,956
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,267,640
2.700%, 9/1/22	500,000	505,700
Avista Corp.
5.125%, 4/1/22	500,000	576,880
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,116,776
2.400%, 2/1/20	750,000	758,669
3.750%, 11/15/23	2,000,000	2,131,055
Black Hills Corp.
4.250%, 11/30/23	600,000	642,909
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	108,402
6.500%, 5/1/18	500,000	573,760
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,714,038
3.875%, 3/1/24	1,000,000	1,077,330
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	435,084
7.125%, 12/1/18	943,000	1,126,929
6.650%, 4/1/19	600,000	713,475
4.450%, 6/15/20	500,000	554,269
Consumers Energy Co.
6.700%, 9/15/19	2,002,000	2,408,362
Delmarva Power & Light Co.
3.500%, 11/15/23	1,000,000	1,056,910
Dominion Resources, Inc.
1.250%, 3/15/17	415,000	416,148
5.200%, 8/15/19	316,000	355,612
2.500%, 12/1/19	1,812,000	1,845,574
3.625%, 12/1/24	1,250,000	1,302,619
7.500%, 6/30/66(l)	200,000	209,000
DTE Energy Co.
6.350%, 6/1/16	156,000	165,537
2.400%, 12/1/19	350,000	354,661
3.500%, 6/1/24	1,000,000	1,038,855
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	198,000
NiSource Finance Corp.
6.400%, 3/15/18	1,350,000	1,533,544
6.800%, 1/15/19	1,000,000	1,176,110
5.450%, 9/15/20	100,000	113,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
PG&E Corp.
2.400%, 3/1/19	$500,000	$504,448
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,766,542
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,763,522
SCANA Corp.
6.250%, 4/1/20	300,000	345,528
Sempra Energy
6.500%, 6/1/16	469,000	498,995
2.300%, 4/1/17	550,000	559,196
6.150%, 6/15/18	100,000	113,322
9.800%, 2/15/19	1,000,000	1,291,473
2.875%, 10/1/22	563,000	558,134
3.550%, 6/15/24	250,000	261,097
TECO Finance, Inc.
5.150%, 3/15/20	922,000	1,034,062
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	533,975

		35,498,969

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	1,000,000	1,077,611
United Utilities plc
5.375%, 2/1/19	500,000	554,817

		1,632,428

Total Utilities		153,134,301

Total Corporate Bonds		2,758,385,969

Government Securities (61.1%)
Foreign Governments (2.8%)
Canadian Government Bond
0.875% 2/14/17	3,300,000	3,311,039
1.125% 3/19/18	2,000,000	2,008,516
1.625% 2/27/19	3,500,000	3,551,940
Development Bank of Japan, Inc.
5.125% 2/1/17	1,200,000	1,293,669
Export Development Canada
1.250% 10/26/16	200,000	202,142
0.875% 1/30/17	1,000,000	1,003,292
1.000% 5/15/17	1,000,000	1,003,877
0.750% 12/15/17	1,250,000	1,243,110
1.750% 8/19/19	3,000,000	3,051,308
Export-Import Bank of Korea
4.000% 1/11/17	800,000	835,969
1.750% 2/27/18	1,591,000	1,590,054
2.875% 9/17/18	1,500,000	1,548,636
2.375% 8/12/19	1,250,000	1,266,436
5.125% 6/29/20	500,000	569,912
4.000% 1/29/21	1,500,000	1,626,440
4.375% 9/15/21	200,000	221,985
5.000% 4/11/22	500,000	577,104
4.000% 1/14/24	500,000	547,853
2.875% 1/21/25	1,500,000	1,502,581
Federative Republic of Brazil
6.000% 1/17/17	2,000,000	2,140,000
8.000% 1/15/18(b)	1,154,000	1,246,320
5.875% 1/15/19	1,828,000	2,015,370
8.875% 10/14/19	654,000	809,325
4.875% 1/22/21	2,500,000	2,621,875
2.625% 1/5/23	3,350,000	3,009,975
4.250% 1/7/25	3,500,000	3,424,750
FMS Wertmanagement AoeR
0.625% 4/18/16	2,100,000	2,103,577
1.125% 10/14/16	1,200,000	1,209,322
1.125% 9/5/17	3,000,000	3,015,996
1.000% 11/21/17	1,650,000	1,651,049
1.625% 11/20/18	1,500,000	1,519,477
Japan Bank for International Cooperation
2.500% 5/18/16	1,200,000	1,226,040
2.250% 7/13/16	500,000	510,367
1.125% 7/19/17	3,000,000	3,006,653
1.750% 7/31/18	2,000,000	2,023,142
1.750% 11/13/18	1,700,000	1,716,853
1.750% 5/29/19	2,500,000	2,514,958
3.375% 7/31/23	2,000,000	2,178,914
2.125% 2/10/25	1,500,000	1,471,675
Japan Finance Organization for Municipalities
5.000% 5/16/17	1,300,000	1,407,849
4.000% 1/13/21	700,000	777,948
Korea Development Bank
4.000% 9/9/16	1,000,000	1,040,290
3.250% 9/20/16	650,000	670,036
2.250% 8/7/17	1,000,000	1,012,557
1.500% 1/22/18	1,000,000	992,074
3.000% 3/17/19	1,000,000	1,037,932
2.500% 3/11/20	1,000,000	1,015,476
4.625% 11/16/21	250,000	281,930
3.000% 9/14/22	1,000,000	1,023,201
3.750% 1/22/24	500,000	537,849
Province of British Columbia
2.100% 5/18/16	1,000,000	1,017,893
1.200% 4/25/17	1,500,000	1,511,943
2.650% 9/22/21	1,000,000	1,044,925
2.000% 10/23/22	1,300,000	1,296,283
Province of Manitoba
4.900% 12/6/16	1,050,000	1,122,188
1.125% 6/1/18	1,000,000	997,668
1.750% 5/30/19	1,000,000	1,009,846
2.100% 9/6/22	1,468,000	1,463,712
3.050% 5/14/24	2,000,000	2,107,425
Province of New Brunswick
2.750% 6/15/18	1,312,000	1,364,015
Province of Nova Scotia
5.125% 1/26/17	1,795,000	1,941,432
Province of Ontario
2.300% 5/10/16	2,000,000	2,038,377
1.000% 7/22/16	8,000,000	8,037,526
4.950% 11/28/16	550,000	587,712
1.100% 10/25/17	1,950,000	1,951,867
1.200% 2/14/18	1,000,000	1,001,313
2.000% 9/27/18	1,500,000	1,533,992
2.000% 1/30/19	2,100,000	2,145,070
1.650% 9/27/19	1,300,000	1,303,111
4.000% 10/7/19	500,000	552,122
4.400% 4/14/20	5,000,000	5,641,526
2.450% 6/29/22	1,700,000	1,735,416
Province of Quebec
5.125% 11/14/16	1,520,000	1,627,926
4.625% 5/14/18	1,616,000	1,781,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500% 7/29/20	$1,700,000	$1,848,265
2.750% 8/25/21	2,100,000	2,187,994
2.625% 2/13/23	2,531,000	2,600,703
2.875% 10/16/24	1,000,000	1,041,301
Republic of Chile
3.875% 8/5/20	600,000	656,250
3.250% 9/14/21	1,000,000	1,068,750
2.250% 10/30/22	500,000	497,500
Republic of Colombia
7.375% 1/27/17	1,500,000	1,657,500
7.375% 3/18/19	2,250,000	2,658,375
4.375% 7/12/21	2,350,000	2,493,350
2.625% 3/15/23	1,200,000	1,130,400
4.000% 2/26/24	2,000,000	2,062,000
Republic of Italy
5.250% 9/20/16	2,937,000	3,111,043
5.375% 6/12/17	2,500,000	2,716,109
6.875% 9/27/23	2,000,000	2,642,001
Republic of Korea
7.125% 4/16/19	1,796,000	2,169,478
3.875% 9/11/23	250,000	276,918
Republic of Panama
5.200% 1/30/20	1,143,000	1,271,588
4.000% 9/22/24	890,000	932,275
3.750% 3/16/25	1,500,000	1,533,750
Republic of Peru
8.375% 5/3/16	820,000	879,450
7.125% 3/30/19	1,437,000	1,717,215
Republic of Philippines
6.500% 1/20/20	312,000	373,230
4.000% 1/15/21	5,750,000	6,296,250
4.200% 1/21/24	2,400,000	2,688,000
Republic of Poland
6.375% 7/15/19	2,798,000	3,293,316
5.125% 4/21/21	1,500,000	1,723,613
5.000% 3/23/22	2,062,000	2,368,238
3.000% 3/17/23	1,750,000	1,793,654
4.000% 1/22/24	4,250,000	4,659,377
Republic of South Africa
6.875% 5/27/19	1,995,000	2,291,756
5.500% 3/9/20	1,750,000	1,920,625
5.875% 5/30/22	1,000,000	1,138,750
4.665% 1/17/24	1,000,000	1,058,750
Republic of Turkey
7.500% 7/14/17	11,100,000	12,334,875
6.750% 4/3/18	312,000	345,540
7.500% 11/7/19	2,200,000	2,565,750
3.250% 3/23/23	5,950,000	5,607,875
5.750% 3/22/24	2,000,000	2,217,500
Republic of Uruguay
8.000% 11/18/22	1,000,000	1,317,500
State of Israel
5.500% 11/9/16	564,000	605,595
5.125% 3/26/19	1,587,000	1,799,261
4.000% 6/30/22	1,000,000	1,102,500
3.150% 6/30/23	500,000	522,500
Svensk Exportkredit AB
0.625% 5/31/16	1,250,000	1,250,994
2.125% 7/13/16	1,000,000	1,019,529
5.125% 3/1/17	658,000	711,456
1.125% 4/5/18	2,000,000	1,995,072
1.875% 6/17/19	1,000,000	1,013,693
United Mexican States
5.625% 1/15/17	818,000	878,328
5.950% 3/19/19	3,000,000	3,423,750
5.125% 1/15/20	250,000	280,000
3.500% 1/21/21	2,000,000	2,077,500
3.625% 3/15/22	10,270,000	10,665,395
3.600% 1/30/25	2,000,000	2,050,000

		241,525,394

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	2,000	2,456
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	4,000	5,217
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	4,000	4,667
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	2,000	2,285
6.395% 1/1/40	4,000	5,415
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	4,000	5,488
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	2,000	2,663
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	8,000	10,077
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	4,000	4,723
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200% 12/1/21	155,000	172,188
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	4,000	4,598
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750% 8/1/49	4,000	6,021
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	204,000	272,754
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	4,000	5,499
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	1,000,000	1,010,350
2.995% 7/1/20	750,000	770,842
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	2,000	2,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
7.055% 4/1/57	$4,000	$4,743
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	908,590
(Zero Coupon), 2/15/23	1,000,000	747,530
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	4,000	4,751
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	1,000	1,265
5.561% 12/1/49	3,000	3,831
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796% 7/1/19	175,000	175,793
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	4,000	5,123
7.043% 4/1/50	4,000	6,019
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	35,000	36,821
5.750% 3/1/17	200,000	217,680
6.200% 3/1/19	200,000	230,968
6.200% 10/1/19	400,000	472,208
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	310,000	332,224
5.665% 3/1/18	2,500,000	2,737,225
5.877% 3/1/19	60,000	66,945
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	2,000	2,483

		8,242,112

Supranational (2.9%)
African Development Bank
0.750% 10/18/16	2,250,000	2,254,417
0.875% 5/15/17	1,860,000	1,861,946
0.875% 3/15/18	2,000,000	1,988,212
1.375% 2/12/20	1,000,000	999,954
Asian Development Bank
0.500% 6/20/16	2,250,000	2,251,068
5.500% 6/27/16	3,250,000	3,448,876
0.750% 1/11/17	1,000,000	1,001,251
1.125% 3/15/17	1,000,000	1,007,674
1.750% 9/11/18	3,100,000	3,149,401
1.875% 10/23/18	1,900,000	1,938,304
1.750% 3/21/19	1,350,000	1,371,398
1.375% 3/23/20	650,000	645,469
2.125% 11/24/21	1,500,000	1,532,367
1.875% 2/18/22	3,000,000	3,011,338
2.000% 1/22/25	3,000,000	3,038,177
Corp. Andina de Fomento
5.750% 1/12/17	346,000	372,382
8.125% 6/4/19	1,229,000	1,528,569
Council of Europe Development Bank
1.500% 2/22/17	1,500,000	1,519,342
1.500% 6/19/17	200,000	202,549
1.000% 3/7/18	1,500,000	1,494,321
1.125% 5/31/18	1,000,000	998,363
1.750% 11/14/19	1,500,000	1,514,071
1.625% 3/10/20	1,000,000	1,003,350
European Bank for Reconstruction & Development
1.375% 10/20/16	250,000	252,913
1.000% 2/16/17	1,500,000	1,506,827
0.750% 9/1/17	2,250,000	2,241,291
1.625% 4/10/18	1,600,000	1,621,930
1.000% 6/15/18	2,150,000	2,136,536
1.000% 9/17/18	2,500,000	2,483,623
1.625% 11/15/18	100,000	101,035
1.750% 6/14/19	2,000,000	2,022,313
1.750% 11/26/19	1,000,000	1,009,204
1.875% 2/23/22	1,000,000	1,001,662
European Investment Bank
0.625% 4/15/16	5,250,000	5,259,414
2.125% 7/15/16	3,000,000	3,061,433
0.500% 8/15/16	5,750,000	5,746,139
5.125% 9/13/16	2,125,000	2,263,451
1.125% 12/15/16	3,000,000	3,023,430
4.875% 1/17/17	3,021,000	3,245,234
0.875% 4/18/17	5,200,000	5,210,329
5.125% 5/30/17	3,401,000	3,712,117
1.625% 6/15/17	4,000,000	4,068,938
1.000% 8/17/17	7,000,000	7,021,382
1.125% 9/15/17	2,415,000	2,427,756
1.000% 12/15/17	2,824,000	2,827,225
1.000% 3/15/18	4,000,000	3,995,530
1.250% 5/15/18	2,500,000	2,512,634
1.000% 6/15/18	5,500,000	5,482,956
1.625% 12/18/18	2,500,000	2,533,854
1.875% 3/15/19	3,000,000	3,064,655
1.750% 6/17/19	5,000,000	5,095,219
1.625% 3/16/20	4,000,000	4,020,278
2.875% 9/15/20	2,750,000	2,931,408
4.000% 2/16/21	2,200,000	2,484,264
2.500% 4/15/21	2,000,000	2,091,818
3.250% 1/29/24	3,100,000	3,419,949
2.500% 10/15/24	3,000,000	3,124,568
1.875% 2/10/25	3,000,000	2,948,692
Inter-American Development Bank
0.625% 9/12/16	1,500,000	1,500,607
5.125% 9/13/16	2,883,000	3,071,271
1.375% 10/18/16	2,250,000	2,276,346
0.875% 11/15/16	200,000	200,819
1.000% 7/14/17	2,000,000	2,007,656
0.875% 3/15/18	500,000	496,620
4.250% 9/10/18	1,967,000	2,166,761
3.875% 9/17/19	1,000,000	1,104,394
1.750% 10/15/19	5,000,000	5,064,907
3.875% 2/14/20	3,349,000	3,716,137
1.375% 7/15/20	5,000,000	4,942,274
2.125% 11/9/20	3,100,000	3,177,943
3.000% 2/21/24	2,000,000	2,157,838
2.125% 1/15/25	2,000,000	2,010,291
International Bank for Reconstruction & Development
5.000% 4/1/16	916,000	957,917
0.500% 4/15/16	3,400,000	3,403,114
0.500% 5/16/16	3,500,000	3,502,610
1.000% 9/15/16	2,500,000	2,517,535
0.625% 10/14/16	3,500,000	3,502,992
0.750% 12/15/16	2,000,000	2,004,298
0.875% 4/17/17	4,000,000	4,010,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
9.250% 7/15/17	$599,000	$707,276
1.125% 7/18/17	2,500,000	2,515,944
1.375% 4/10/18	2,000,000	2,015,340
1.875% 3/15/19	3,700,000	3,779,741
1.875% 10/7/19	2,500,000	2,548,656
2.125% 11/1/20	2,150,000	2,209,071
2.250% 6/24/21	3,000,000	3,095,261
1.625% 2/10/22	3,000,000	2,963,018
7.625% 1/19/23	1,000,000	1,410,586
2.125% 2/13/23	1,319,000	1,334,689
2.500% 11/25/24	3,500,000	3,647,194
2.125% 3/3/25	450,000	453,780
International Finance Corp.
2.250% 4/11/16	500,000	509,481
0.500% 5/16/16	1,000,000	1,000,858
0.625% 11/15/16	2,250,000	2,250,887
1.125% 11/23/16	3,000,000	3,023,892
2.125% 11/17/17	4,250,000	4,376,027
0.625% 12/21/17	624,000	618,008
0.875% 6/15/18	2,750,000	2,728,972
1.750% 9/4/18	3,000,000	3,056,143
1.750% 9/16/19	2,500,000	2,530,395
Nordic Investment Bank
0.500% 4/14/16	3,500,000	3,499,716
5.000% 2/1/17	1,817,000	1,956,788
1.000% 3/7/17	1,000,000	1,004,004
0.750% 1/17/18	824,000	817,245
North American Development Bank
4.375% 2/11/20	500,000	553,023
2.400% 10/26/22	1,150,000	1,134,874

		253,616,370

U.S. Government Agencies (5.1%)
Federal Farm Credit Bank
0.450% 7/12/16	500,000	499,676
5.125% 8/25/16	485,000	515,894
0.540% 11/7/16	4,000,000	3,997,399
4.875% 1/17/17	6,232,000	6,708,793
1.070% 2/12/18	1,000,000	1,000,425
1.290% 6/14/19	1,000,000	990,986
2.500% 6/20/22	1,000,000	997,521
Federal Home Loan Bank
5.375% 5/18/16	6,100,000	6,442,464
2.125% 6/10/16	5,000,000	5,102,351
5.625% 6/13/16	2,150,000	2,280,799
0.375% 6/24/16	5,000,000	5,000,154
0.500% 9/28/16	4,000,000	4,002,842
1.125% 9/28/16	5,000,000	5,019,275
0.625% 11/23/16	2,040,000	2,042,094
1.625% 12/9/16	5,000,000	5,089,993
4.750% 12/16/16	11,621,000	12,446,305
0.625% 12/28/16	2,500,000	2,503,487
4.875% 5/17/17	3,169,000	3,448,586
0.875% 5/24/17	5,000,000	5,022,851
5.250% 6/5/17	3,135,000	3,436,802
1.000% 6/21/17	7,400,000	7,441,846
1.050% 7/26/17	250,000	250,033
1.000% 8/9/17	500,000	500,020
1.050% 8/25/17	1,000,000	1,002,211
0.750% 9/8/17	2,000,000	1,994,221
5.000% 11/17/17	7,676,000	8,512,959
1.350% 2/13/18	1,000,000	1,001,435
1.400% 2/27/18	1,000,000	1,002,021
1.375% 3/9/18	2,000,000	2,025,926
1.400% 3/26/18	1,000,000	1,002,688
1.300% 6/5/18	5,000,000	4,996,081
1.150% 7/25/18	1,000,000	998,524
1.875% 3/8/19	500,000	511,492
1.650% 7/18/19	250,000	249,963
1.875% 2/13/20	1,000,000	1,000,656
1.875% 3/13/20	2,000,000	2,038,271
4.125% 3/13/20	4,000,000	4,494,442
2.100% 3/30/20	1,000,000	1,003,131
5.500% 7/15/36	3,000	4,192
Federal Home Loan Mortgage Corp.
0.500% 5/13/16	3,899,000	3,904,223
5.500% 7/18/16	3,693,000	3,934,404
0.650% 7/29/16	1,000,000	1,001,472
2.000% 8/25/16	1,299,000	1,325,993
0.700% 9/27/16	250,000	250,189
0.650% 9/30/16	5,000,000	5,004,141
0.750% 10/5/16	2,000,000	1,999,000
0.875% 10/14/16	3,000,000	3,015,156
5.125% 10/18/16	6,053,000	6,483,960
0.625% 11/1/16	1,280,000	1,281,477
0.875% 2/22/17	3,160,000	3,178,855
1.000% 3/8/17	5,000,000	5,032,515
5.000% 4/18/17	5,577,000	6,063,911
1.250% 5/12/17	5,000,000	5,060,344
1.000% 6/29/17	3,500,000	3,523,173
1.000% 7/25/17	1,000,000	1,005,297
1.000% 7/28/17	5,000,000	5,022,764
5.500% 8/23/17	450,000	500,185
1.000% 9/29/17	5,750,000	5,770,577
1.250% 9/29/17	1,000,000	1,002,639
5.125% 11/17/17	7,687,000	8,542,688
1.250% 12/5/17	2,000,000	2,003,611
1.000% 1/11/18	2,000,000	1,999,522
0.750% 1/12/18	6,000,000	5,973,506
0.875% 3/7/18	3,000,000	2,992,672
1.500% 3/30/18	2,000,000	2,006,201
1.100% 5/7/18	2,000,000	1,998,187
1.125% 5/25/18	1,000,000	999,639
4.875% 6/13/18	2,000,000	2,242,816
3.750% 3/27/19	7,220,000	7,915,978
1.750% 5/30/19	8,000,000	8,133,444
2.000% 7/30/19	600,000	616,504
1.250% 8/1/19	3,500,000	3,486,286
1.250% 10/2/19	7,500,000	7,450,430
1.375% 5/1/20	10,350,000	10,289,151
2.375% 1/13/22	20,947,000	21,643,894
Federal National Mortgage Association
2.375% 4/11/16	5,000,000	5,103,458
0.375% 7/5/16	2,000,000	1,997,967
5.375% 7/15/16	5,000,000	5,321,287
0.625% 8/26/16	3,000,000	3,005,603
5.250% 9/15/16	5,100,000	5,453,725
1.250% 9/28/16	6,000,000	6,067,062
0.625% 10/25/16	7,000,000	7,002,073
4.875% 12/15/16	3,400,000	3,648,577
1.250% 1/30/17	2,000,000	2,028,277
5.000% 2/13/17	4,000,000	4,327,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
0.750% 3/6/17	$1,000,000	$1,000,319
0.750% 4/20/17	3,000,000	3,003,454
1.125% 4/27/17	12,000,000	12,111,668
5.000% 5/11/17	3,999,000	4,357,556
2.000% 5/16/17	1,000,000	1,018,273
(Zero Coupon), 6/1/17	3,000,000	2,950,770
5.375% 6/12/17	6,412,000	7,059,517
1.000% 8/21/17	500,000	500,218
0.950% 8/23/17	2,500,000	2,501,623
0.875% 8/28/17	11,350,000	11,372,719
1.000% 9/20/17	2,000,000	2,006,696
1.000% 9/27/17	1,500,000	1,505,392
0.875% 10/26/17	4,750,000	4,757,589
0.900% 11/7/17	4,300,000	4,297,552
0.875% 12/20/17	5,000,000	4,997,629
1.000% 12/28/17	4,000,000	3,979,765
1.030% 1/30/18	1,000,000	999,632
0.875% 2/8/18	3,000,000	2,983,525
1.200% 2/28/18	1,000,000	1,000,406
0.875% 5/21/18	3,812,000	3,798,172
1.250% 6/20/18	1,000,000	1,000,745
1.500% 8/28/18	1,000,000	1,001,850
1.625% 11/27/18	10,000,000	10,152,518
1.250% 12/28/18	250,000	249,383
1.750% 1/30/19	700,000	713,645
1.875% 2/19/19	2,000,000	2,048,846
1.750% 6/20/19	3,000,000	3,048,078
1.750% 9/12/19	8,000,000	8,126,902
1.700% 10/4/19	200,000	200,092
(Zero Coupon), 10/9/19	4,000,000	3,675,656
1.500% 10/9/19	1,500,000	1,491,878
1.550% 10/29/19	3,000,000	2,987,333
1.875% 2/13/20	2,000,000	2,004,166
1.750% 3/6/20	1,000,000	1,013,146
2.250% 10/17/22	2,500,000	2,481,429
2.200% 10/25/22	325,000	321,103
2.500% 3/27/23	250,000	249,487
2.625% 9/6/24	5,000,000	5,183,897
Financing Corp.
10.700% 10/6/17	1,200,000	1,495,156
9.800% 4/6/18	250,000	315,791

		437,152,402

U.S. Treasuries (50.2%)
U.S. Treasury Bonds
7.250% 5/15/16	2,719,000	2,928,873
7.500% 11/15/16	18,212,000	20,281,570
8.750% 5/15/17	11,386,000	13,341,190
8.875% 8/15/17	2,903,000	3,463,784
9.125% 5/15/18	3,533,000	4,430,982
9.000% 11/15/18	1,386,000	1,779,101
8.875% 2/15/19	7,432,000	9,634,093
8.125% 8/15/19	14,212,000	18,384,970
8.500% 2/15/20	187,000	250,282
8.750% 8/15/20	1,880,000	2,592,380
7.125% 2/15/23	4,312,000	6,021,809
6.250% 8/15/23	2,000,000	2,693,145
U.S. Treasury Notes
0.250% 4/15/16	20,000,000	19,987,598
0.375% 4/30/16	25,000,000	25,013,795
2.000% 4/30/16	8,000,000	8,143,984
2.625% 4/30/16	8,932,000	9,153,556
0.250% 5/15/16	32,500,000	32,469,213
5.125% 5/15/16	22,314,000	23,503,789
0.375% 5/31/16	25,000,000	25,007,812
1.750% 5/31/16	14,820,000	15,060,680
0.500% 6/15/16	31,000,000	31,050,859
0.500% 6/30/16	75,000,000	75,123,045
1.500% 6/30/16	10,624,000	10,771,169
3.250% 6/30/16	12,000,000	12,429,726
0.625% 7/15/16	92,000,000	92,276,718
0.500% 7/31/16	25,000,000	25,038,208
1.500% 7/31/16	30,000,000	30,433,593
3.250% 7/31/16	10,554,000	10,955,495
0.625% 8/15/16	52,000,000	52,146,250
4.875% 8/15/16	14,597,000	15,490,710
0.500% 8/31/16	30,000,000	30,033,984
1.000% 8/31/16	2,809,000	2,831,700
3.000% 8/31/16	17,972,000	18,628,574
0.875% 9/15/16	30,000,000	30,187,500
1.000% 9/30/16	28,000,000	28,235,021
3.000% 9/30/16	28,118,000	29,192,195
0.625% 10/15/16	2,000,000	2,005,029
0.375% 10/31/16	40,000,000	39,942,384
1.000% 10/31/16	35,000,000	35,298,046
3.125% 10/31/16	23,864,000	24,869,016
0.625% 11/15/16	2,000,000	2,004,873
4.625% 11/15/16	15,000,000	16,011,841
0.500% 11/30/16	25,000,000	25,008,545
2.750% 11/30/16	49,079,000	50,926,412
0.625% 12/15/16	16,000,000	16,034,453
0.875% 12/31/16	17,434,000	17,549,857
3.250% 12/31/16	22,350,000	23,416,426
0.750% 1/15/17	20,250,000	20,333,651
0.875% 1/31/17	10,000,000	10,063,330
3.125% 1/31/17	6,011,000	6,295,084
0.625% 2/15/17	850,000	851,324
4.625% 2/15/17	9,617,000	10,349,873
0.500% 2/28/17	20,000,000	19,985,254
0.875% 2/28/17	38,500,000	38,736,301
3.000% 2/28/17	21,764,000	22,777,811
0.750% 3/15/17	1,000,000	1,003,867
1.000% 3/31/17	28,000,000	28,236,250
3.250% 3/31/17	15,153,000	15,957,115
0.875% 4/30/17	27,497,000	27,653,282
3.125% 4/30/17	19,464,000	20,478,067
4.500% 5/15/17	20,957,000	22,674,082
0.625% 5/31/17	1,686,000	1,686,000
2.750% 5/31/17	19,837,000	20,737,802
0.750% 6/30/17	30,000,000	30,061,524
2.500% 6/30/17	37,303,000	38,836,284
0.500% 7/31/17	15,000,000	14,942,579
2.375% 7/31/17	13,000,000	13,509,843
0.875% 8/15/17	30,000,000	30,131,250
4.750% 8/15/17	25,224,000	27,634,320
0.625% 8/31/17	45,809,000	45,719,530
1.875% 8/31/17	21,197,000	21,786,955
0.625% 9/30/17	30,000,000	29,917,968
1.875% 9/30/17	48,759,000	50,120,346
0.750% 10/31/17	29,373,000	29,363,821
1.875% 10/31/17	3,811,000	3,919,301
0.875% 11/15/17	15,000,000	15,037,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.250% 11/15/17	$13,921,000	$15,173,619
0.625% 11/30/17	28,000,000	27,876,405
2.250% 11/30/17	36,150,000	37,536,338
0.750% 12/31/17	42,707,000	42,617,332
2.750% 12/31/17	3,571,000	3,758,757
0.875% 1/31/18	27,000,000	27,018,984
2.625% 1/31/18	2,500,000	2,623,462
3.500% 2/15/18	30,639,000	32,929,743
0.750% 2/28/18	29,997,000	29,889,491
2.750% 2/28/18	31,561,000	33,257,404
0.750% 3/31/18	15,000,000	14,929,688
2.875% 3/31/18	20,000,000	21,162,890
0.625% 4/30/18	49,682,000	49,216,231
2.625% 4/30/18	9,561,000	10,054,083
3.875% 5/15/18	7,225,000	7,875,885
1.000% 5/31/18	30,000,000	30,028,125
2.375% 5/31/18	17,700,000	18,479,214
1.375% 6/30/18	50,624,000	51,240,980
2.375% 6/30/18	10,000,000	10,438,769
1.375% 7/31/18	60,550,000	61,250,109
2.250% 7/31/18	32,000,000	33,285,936
4.000% 8/15/18	10,460,000	11,505,183
1.500% 8/31/18	18,249,000	18,525,585
1.375% 9/30/18	95,500,000	96,484,844
1.250% 10/31/18	2,000,000	2,010,547
1.750% 10/31/18	20,000,000	20,466,992
3.750% 11/15/18	26,904,000	29,438,863
1.250% 11/30/18	40,000,000	40,187,892
1.375% 12/31/18	17,650,000	17,800,300
1.500% 12/31/18	26,600,000	26,947,048
1.250% 1/31/19	25,000,000	25,084,472
1.500% 1/31/19	21,250,000	21,522,474
2.750% 2/15/19	29,907,000	31,678,930
1.375% 2/28/19	15,812,000	15,927,965
1.500% 2/28/19	45,500,000	46,050,532
1.500% 3/31/19	5,050,000	5,111,843
1.250% 4/30/19	2,000,000	2,002,051
1.625% 4/30/19	43,000,000	43,695,391
3.125% 5/15/19	37,954,000	40,823,899
1.500% 5/31/19	25,000,000	25,266,603
1.000% 6/30/19	4,600,000	4,552,652
1.625% 6/30/19	5,000,000	5,077,490
0.875% 7/31/19	1,500,000	1,475,625
1.625% 7/31/19	40,000,000	40,590,236
3.625% 8/15/19	38,086,000	41,882,325
1.625% 8/31/19	30,000,000	30,430,956
1.000% 9/30/19	5,000,000	4,931,152
1.750% 9/30/19	50,000,000	50,953,615
1.250% 10/31/19	1,000,000	997,139
1.500% 10/31/19	35,000,000	35,268,996
3.375% 11/15/19	36,223,000	39,546,036
1.000% 11/30/19	20,000,000	19,692,188
1.500% 11/30/19	45,000,000	45,333,545
1.125% 12/31/19	2,000,000	1,980,098
1.625% 12/31/19	35,000,000	35,438,868
1.250% 1/31/20	25,000,000	24,864,745
1.375% 1/31/20	10,000,000	10,012,500
3.625% 2/15/20	42,855,000	47,462,748
1.250% 2/29/20	2,500,000	2,486,401
1.375% 2/29/20	50,000,000	50,005,860
1.125% 3/31/20	7,500,000	7,408,520
1.375% 3/31/20	30,000,000	30,000,000
3.500% 5/15/20	41,024,000	45,254,198
1.375% 5/31/20	16,061,000	16,027,592
2.625% 8/15/20	50,687,000	53,701,984
2.125% 8/31/20	36,000,000	37,222,384
2.000% 9/30/20	1,100,000	1,129,616
2.625% 11/15/20	44,196,000	46,814,958
2.000% 11/30/20	1,000,000	1,025,635
2.375% 12/31/20	16,000,000	16,734,688
2.125% 1/31/21	41,000,000	42,290,860
3.625% 2/15/21	52,140,000	58,181,415
2.000% 2/28/21	1,000,000	1,024,062
2.250% 3/31/21	1,100,000	1,141,680
3.125% 5/15/21	51,569,000	56,121,573
2.250% 7/31/21	15,000,000	15,550,049
2.125% 8/15/21	50,062,000	51,513,017
2.000% 8/31/21	15,000,000	15,314,062
2.125% 9/30/21	25,000,000	25,708,740
2.000% 10/31/21	25,000,000	25,506,102
2.000% 11/15/21	37,978,000	38,759,811
2.000% 2/15/22	42,662,000	43,528,572
1.750% 3/31/22	15,000,000	15,035,157
1.750% 5/15/22	17,936,000	17,976,462
1.625% 8/15/22	38,928,800	38,598,816
1.625% 11/15/22	35,304,700	34,949,238
2.000% 2/15/23	93,030,900	94,507,217
1.750% 5/15/23	70,514,600	70,100,052
2.500% 8/15/23	6,750,000	7,101,211
2.750% 11/15/23	30,000,000	32,162,694
2.750% 2/15/24	22,000,000	23,567,500
2.500% 5/15/24	50,000,000	52,504,885
2.375% 8/15/24	45,000,000	46,766,160
2.250% 11/15/24	55,000,000	56,528,076
2.000% 2/15/25	30,000,000	30,178,125

		4,334,927,401

Total Government Securities		5,275,463,679

Total Long-Term Debt Securities (93.1%) (Cost $7,810,293,036)		8,033,849,648

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	91,520
Freddie Mac
8.375%(l)*	17,000	70,720

Total Preferred Stocks (0.0%) (Cost $18,166)		162,240

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.2%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	205,409,600
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	207,792,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	$122,043,997

Total Investment Companies (6.2%) (Cost $525,051,822)		535,245,759

Total Investments (99.3%) (Cost $8,335,363,024)		8,569,257,647
Other Assets Less Liabilities (0.7%)		59,245,644

Net Assets (100%)		$8,628,503,291

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $20,901,100 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $2,067,500 or 0.0% of net assets.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$166,933,956	$—	$166,933,956
Consumer Staples	—	183,876,426	—	183,876,426
Energy	—	304,121,368	—	304,121,368
Financials	—	1,167,455,923	—	1,167,455,923
Health Care	—	226,671,151	—	226,671,151
Industrials	—	157,032,609	—	157,032,609
Information Technology	—	166,172,748	—	166,172,748
Materials	—	126,812,697	—	126,812,697
Telecommunication Services	—	106,174,790	—	106,174,790
Utilities	—	153,134,301	—	153,134,301
Government Securities
Foreign Governments	—	241,525,394	—	241,525,394
Municipal Bonds	—	8,242,112	—	8,242,112
Supranational	—	253,616,370	—	253,616,370
U.S. Government Agencies	—	437,152,402	—	437,152,402
U.S. Treasuries	—	4,334,927,401	—	4,334,927,401
Investment Companies
Exchange Traded Funds (ETFs)	535,245,759	—	—	535,245,759
Preferred Stocks
Financials	162,240	—	—	162,240

Total Assets	$535,407,999	$8,033,849,648	$—	$8,569,257,647

Total Liabilities	$—	$—	$—	$—

Total	$535,407,999	$8,033,849,648	$—	$8,569,257,647

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,520,225
Aggregate gross unrealized depreciation	(10,417,547)

Net unrealized appreciation	$233,102,678

Federal income tax cost of investments	$8,336,154,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.3%)
Banco Bradesco S.A. (ADR)	27,827	$258,233
Cielo S.A.	30,800	440,930
Embraer S.A.	38,800	298,457
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	23,593	260,938
Natura Cosmeticos S.A.	9,900	84,156
Petroleo Brasileiro S.A. (ADR)	14,662	88,119
Qualicorp S.A.*	21,800	156,966

		1,587,799

China (9.1%)
Anhui Conch Cement Co., Ltd., Class H	102,000	386,344
China BlueChemical Ltd., Class H	634,000	241,835
China Oilfield Services Ltd., Class H	212,000	352,428
China Petroleum & Chemical Corp., Class H	380,400	303,432
China Shipping Container Lines Co., Ltd., Class H*	1,182,000	374,575
Dongfeng Motor Group Co., Ltd., Class H	146,000	234,637
Great Wall Motor Co., Ltd., Class H	75,000	527,267
Industrial & Commercial Bank of China Ltd., Class H	450,000	332,181
Jiangxi Copper Co., Ltd., Class H	251,000	465,252
Mindray Medical International Ltd. (ADR)	9,940	271,859
Weichai Power Co., Ltd., Class H	145,000	559,836
Zhejiang Expressway Co., Ltd., Class H	230,000	304,226

		4,353,872

Colombia (0.6%)
Bancolombia S.A. (ADR)	6,836	268,860

Czech Republic (0.6%)
Komercni Banka A/S	1,361	294,005

Hong Kong (0.9%)
Orient Overseas International Ltd.	73,000	445,858

India (1.4%)
HDFC Bank Ltd. (ADR)	6,350	373,951
ICICI Bank Ltd. (ADR)	30,463	315,597

		689,548

Indonesia (1.2%)
PT Bank Rakyat Indonesia (Persero) Tbk	321,100	325,648
PT Indofood Sukses Makmur Tbk	456,000	259,358

		585,006

Malaysia (0.4%)
AMMB Holdings Bhd	117,000	200,605

Mexico (1.0%)
Controladora Comercial Mexicana S.A.B. de C.V.	145,200	466,628

South Africa (1.4%)
African Rainbow Minerals Ltd.	12,901	105,051
Anglo American Platinum Ltd.*	1,857	45,556
Impala Platinum Holdings Ltd.*	18,985	92,099
Investec Ltd.	50,125	415,408

		658,114

South Korea (3.8%)
CJ Corp.	2,616	415,060
Hyundai Mobis Co., Ltd.	1,294	287,245
KT Corp.*	8,060	210,629
POSCO	1,299	284,832
Samsung Electronics Co., Ltd.	471	610,559

		1,808,325

Taiwan (3.1%)
Advanced Semiconductor Engineering, Inc.	414,000	561,550
Taiwan Semiconductor Manufacturing Co., Ltd.	115,000	533,522
Uni-President Enterprises Corp.	215,760	361,069

		1,456,141

Thailand (0.9%)
Kasikornbank PCL	39,400	278,057
PTT Global Chemical PCL	86,700	139,216

		417,273

Turkey (0.6%)
Akbank TAS	57,698	169,397
Turkiye Garanti Bankasi A/S	34,530	112,968

		282,365

Total Common Stocks (28.3%) (Cost $14,737,883)		13,514,399

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.9%)
iShares® Core MSCI Emerging Markets ETF	161,210	7,791,279
iShares® MSCI Emerging Markets ETF	194,458	7,803,600
Vanguard FTSE Emerging Markets ETF	191,272	7,817,287

Total Investment Companies (48.9%) (Cost $24,458,601)		23,412,166

Total Investments (77.2%) (Cost $39,196,484)		36,926,565
Other Assets Less Liabilities (22.8%)		10,911,532

Net Assets (100%)		$47,838,097

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$1,049,149	2.2%
Consumer Staples	1,171,211	2.5
Energy	743,979	1.6
Exchange Traded Funds	23,412,166	48.9
Financials	3,605,848	7.5
Health Care	428,825	0.9
Industrials	2,398,012	5.0
Information Technology	2,146,561	4.5
Materials	1,760,185	3.7
Telecommunication Services	210,629	0.4
Cash and Other	10,911,532	22.8

		100.0%

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI EAFE Index	215	June-15	$9,957,043	$10,453,300	$496,257

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$1,049,149	$—	$1,049,149
Consumer Staples	550,784	620,427	—	1,171,211
Energy	88,119	655,860	—	743,979
Financials	1,477,579	2,128,269	—	3,605,848
Health Care	428,825	—	—	428,825
Industrials	298,457	2,099,555	—	2,398,012
Information Technology	440,930	1,705,631	—	2,146,561
Materials	—	1,760,185	—	1,760,185
Telecommunication Services	—	210,629	—	210,629
Futures	496,257	—	—	496,257
Investment Companies
Exchange Traded Funds (ETFs)	23,412,166	—	—	23,412,166

Total Assets	$27,193,117	$10,229,705	$—	$37,422,822

Total Liabilities	$—	$—	$—	$—

Total	$27,193,117	$10,229,705	$—	$37,422,822

(a)	Securities with a market value of $980,509 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$819,481
Aggregate gross unrealized depreciation	(3,091,251)

Net unrealized depreciation	$(2,271,770)

Federal income tax cost of investments	$39,198,335

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.4%)
BorgWarner, Inc.	54,970	$3,324,585
Delphi Automotive plc	71,536	5,704,281
Goodyear Tire & Rubber Co.	66,300	1,795,404
Johnson Controls, Inc.	161,000	8,120,840

		18,945,110

Automobiles (0.7%)
Ford Motor Co.	930,498	15,018,238
General Motors Co.	326,294	12,236,025
Harley-Davidson, Inc.	51,750	3,143,295

		30,397,558

Distributors (0.1%)
Genuine Parts Co.	37,010	3,448,962

Diversified Consumer Services (0.0%)
H&R Block, Inc.	66,500	2,132,655

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	108,900	5,209,776
Chipotle Mexican Grill, Inc.*	7,501	4,879,700
Darden Restaurants, Inc.	29,950	2,076,733
Marriott International, Inc., Class A	51,377	4,126,601
McDonald’s Corp.	235,350	22,932,504
Royal Caribbean Cruises Ltd.	40,373	3,304,530
Starbucks Corp.	180,950	17,135,965
Starwood Hotels & Resorts Worldwide, Inc.	43,150	3,603,025
Wyndham Worldwide Corp.	29,795	2,695,554
Wynn Resorts Ltd.	19,629	2,470,898
Yum! Brands, Inc.	105,730	8,323,066

		76,758,352

Household Durables (0.5%)
D.R. Horton, Inc.	80,200	2,284,096
Garmin Ltd.	29,060	1,380,931
Harman International Industries, Inc.	16,550	2,211,576
Leggett & Platt, Inc.	33,200	1,530,188
Lennar Corp., Class A	43,150	2,235,602
Mohawk Industries, Inc.*	15,000	2,786,250
Newell Rubbermaid, Inc.	65,526	2,560,101
PulteGroup, Inc.	80,607	1,791,894
Whirlpool Corp.	18,816	3,801,961

		20,582,599

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	91,880	34,188,548
Expedia, Inc.	23,839	2,243,965
Netflix, Inc.*	14,560	6,067,006
Priceline Group, Inc.*	12,656	14,733,482
TripAdvisor, Inc.*	26,909	2,238,022

		59,471,023

Leisure Products (0.1%)
Hasbro, Inc.	27,308	1,726,958
Mattel, Inc.	81,900	1,871,415

		3,598,373

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	52,900	968,070
CBS Corp. (Non-Voting), Class B	115,300	6,990,639
Comcast Corp., Class A	622,900	35,175,163
DIRECTV*	121,410	10,331,991
Discovery Communications, Inc., Class A*	35,866	1,103,238
Discovery Communications, Inc., Class C*	66,066	1,947,295
Gannett Co., Inc.	54,600	2,024,568
Interpublic Group of Cos., Inc.	101,026	2,234,695
News Corp., Class A*	120,550	1,930,006
Omnicom Group, Inc.	59,950	4,674,901
Scripps Networks Interactive, Inc., Class A	24,561	1,683,902
Time Warner Cable, Inc.	67,797	10,161,414
Time Warner, Inc.	202,700	17,115,988
Twenty-First Century Fox, Inc., Class A	448,300	15,170,472
Viacom, Inc., Class B	89,300	6,099,190
Walt Disney Co.	377,202	39,564,718

		157,176,250

Multiline Retail (0.8%)
Dollar General Corp.*	73,350	5,529,123
Dollar Tree, Inc.*	49,760	4,037,775
Family Dollar Stores, Inc.	22,790	1,805,880
Kohl’s Corp.	48,820	3,820,165
Macy’s, Inc.	83,422	5,414,922
Nordstrom, Inc.	34,070	2,736,502
Target Corp.	153,970	12,636,318

		35,980,685

Specialty Retail (2.5%)
AutoNation, Inc.*	18,019	1,159,162
AutoZone, Inc.*	7,830	5,341,313
Bed Bath & Beyond, Inc.*	44,800	3,439,520
Best Buy Co., Inc.	70,375	2,659,471
CarMax, Inc.*	52,056	3,592,385
GameStop Corp., Class A	26,173	993,527
Gap, Inc.	64,455	2,792,835
Home Depot, Inc.	318,668	36,203,871
L Brands, Inc.	59,417	5,602,429
Lowe’s Cos., Inc.	235,230	17,498,760
O’Reilly Automotive, Inc.*	24,534	5,305,232
Ross Stores, Inc.	50,770	5,349,127
Staples, Inc.	154,645	2,518,394
Tiffany & Co.	27,160	2,390,352
TJX Cos., Inc.	166,600	11,670,330
Tractor Supply Co.	32,915	2,799,750
Urban Outfitters, Inc.*	24,178	1,103,726

		110,420,184

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	66,600	2,759,238
Fossil Group, Inc.*	10,832	893,098
Hanesbrands, Inc.	98,103	3,287,432
Michael Kors Holdings Ltd.*	49,768	3,272,246
NIKE, Inc., Class B	168,750	16,930,687
PVH Corp.	19,956	2,126,511
Ralph Lauren Corp.	14,600	1,919,900
Under Armour, Inc., Class A*	40,316	3,255,517
VF Corp.	83,550	6,292,151

		40,736,780

Total Consumer Discretionary		559,648,531

Consumer Staples (9.6%)
Beverages (2.1%)
Brown-Forman Corp., Class B	37,875	3,422,006
Coca-Cola Co.	953,116	38,648,854
Coca-Cola Enterprises, Inc.	53,750	2,375,750

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A*	40,550	$4,712,315
Dr. Pepper Snapple Group, Inc.	46,975	3,686,598
Molson Coors Brewing Co., Class B	38,550	2,870,047
Monster Beverage Corp.*	34,890	4,828,602
PepsiCo, Inc.	361,903	34,605,165

		95,149,337

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	105,850	16,035,746
CVS Health Corp.	277,145	28,604,135
Kroger Co.	118,700	9,099,542
Sysco Corp.	142,100	5,361,433
Walgreens Boots Alliance, Inc.	210,850	17,854,778
Wal-Mart Stores, Inc.	381,818	31,404,531
Whole Foods Market, Inc.	86,950	4,528,356

		112,888,521

Food Products (1.7%)
Archer-Daniels-Midland Co.	155,566	7,373,828
Campbell Soup Co.	43,300	2,015,615
ConAgra Foods, Inc.	102,650	3,749,804
General Mills, Inc.	145,900	8,257,940
Hershey Co.	35,800	3,612,578
Hormel Foods Corp.	32,458	1,845,237
J.M. Smucker Co.	24,647	2,852,397
Kellogg Co.	60,900	4,016,355
Keurig Green Mountain, Inc.	29,369	3,281,398
Kraft Foods Group, Inc.	142,327	12,398,817
McCormick & Co., Inc. (Non-Voting)	31,250	2,409,688
Mead Johnson Nutrition Co.	48,850	4,910,891
Mondelez International, Inc., Class A	406,131	14,657,268
Tyson Foods, Inc., Class A	70,750	2,709,725

		74,091,541

Household Products (1.8%)
Clorox Co.	31,250	3,449,688
Colgate-Palmolive Co.	207,150	14,363,781
Kimberly-Clark Corp.	90,094	9,649,968
Procter & Gamble Co.	653,355	53,535,909

		80,999,346

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	54,150	4,503,114

Tobacco (1.4%)
Altria Group, Inc.	477,900	23,904,558
Lorillard, Inc.	87,072	5,690,155
Philip Morris International, Inc.	375,650	28,297,714
Reynolds American, Inc.	74,450	5,130,350

		63,022,777

Total Consumer Staples		430,654,636

Energy (8.0%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	104,557	6,647,734
Cameron International Corp.*	47,724	2,153,307
Diamond Offshore Drilling, Inc.	16,197	433,918
Ensco plc, Class A	56,620	1,192,983
FMC Technologies, Inc.*	56,460	2,089,585
Halliburton Co.	204,850	8,988,818
Helmerich & Payne, Inc.	26,169	1,781,324
National Oilwell Varco, Inc.	104,097	5,203,809
Noble Corp. plc	60,880	869,366
Schlumberger Ltd.	311,138	25,961,355
Transocean Ltd.	82,302	1,207,370

		56,529,569

Oil, Gas & Consumable Fuels (6.7%)
Anadarko Petroleum Corp.	122,494	10,143,728
Apache Corp.	90,980	5,488,823
Cabot Oil & Gas Corp.	99,836	2,948,157
Chesapeake Energy Corp.	125,400	1,775,664
Chevron Corp.	457,084	47,984,678
Cimarex Energy Co.	21,152	2,434,384
ConocoPhillips Co.	297,584	18,527,580
CONSOL Energy, Inc.	55,650	1,552,078
Devon Energy Corp.	93,000	5,608,830
EOG Resources, Inc.	132,500	12,148,925
EQT Corp.	36,617	3,034,451
Exxon Mobil Corp.#	1,023,880	87,029,800
Hess Corp.	61,450	4,170,611
Kinder Morgan, Inc.	410,816	17,278,921
Marathon Oil Corp.	163,114	4,258,907
Marathon Petroleum Corp.	67,707	6,932,520
Murphy Oil Corp.	40,250	1,875,650
Newfield Exploration Co.*	38,400	1,347,456
Noble Energy, Inc.	92,206	4,508,873
Occidental Petroleum Corp.	187,450	13,683,850
ONEOK, Inc.	50,314	2,427,147
Phillips 66	133,842	10,519,981
Pioneer Natural Resources Co.	36,029	5,891,102
QEP Resources, Inc.	40,039	834,813
Range Resources Corp.	40,719	2,119,017
Southwestern Energy Co.*	91,643	2,125,201
Spectra Energy Corp.	162,156	5,865,183
Tesoro Corp.	30,504	2,784,710
Valero Energy Corp.	125,985	8,015,166
Williams Cos., Inc.	162,650	8,228,464

		301,544,670

Total Energy		358,074,239

Financials (16.1%)
Banks (5.7%)
Bank of America Corp.	2,542,721	39,132,476
BB&T Corp.	174,100	6,788,159
Citigroup, Inc.	732,500	37,738,400
Comerica, Inc.	43,450	1,960,899
Fifth Third Bancorp	199,217	3,755,241
Huntington Bancshares, Inc./Ohio	196,888	2,175,612
JPMorgan Chase & Co.	903,791	54,751,659
KeyCorp	209,400	2,965,104
M&T Bank Corp.	32,000	4,064,000
PNC Financial Services Group, Inc.	127,279	11,867,494
Regions Financial Corp.	332,752	3,144,506
SunTrust Banks, Inc./Georgia	126,000	5,177,340
U.S. Bancorp/Minnesota	432,645	18,893,607
Wells Fargo & Co.	1,141,403	62,092,323
Zions Bancorp	49,050	1,324,350

		255,831,170

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	13,511	2,901,892
Ameriprise Financial, Inc.	44,607	5,836,380
Bank of New York Mellon Corp.	272,119	10,950,068
BlackRock, Inc.	30,814	11,272,994
Charles Schwab Corp.	277,755	8,454,862
E*TRADE Financial Corp.*	69,740	1,991,426
Franklin Resources, Inc.	94,801	4,865,187
Goldman Sachs Group, Inc.	97,992	18,419,556
Invesco Ltd.	104,101	4,131,769

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Legg Mason, Inc.	24,263	$1,339,318
Morgan Stanley	369,113	13,173,643
Northern Trust Corp.	53,500	3,726,275
State Street Corp.	100,920	7,420,648
T. Rowe Price Group, Inc.	62,686	5,076,312

		99,560,330

Consumer Finance (0.8%)
American Express Co.	215,110	16,804,393
Capital One Financial Corp.	134,394	10,592,935
Discover Financial Services	109,621	6,177,144
Navient Corp.	99,142	2,015,557

		35,590,029

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	440,882	63,628,090
CME Group, Inc./Illinois	76,515	7,246,736
Intercontinental Exchange, Inc.	27,316	6,372,003
Leucadia National Corp.	76,542	1,706,121
McGraw Hill Financial, Inc.	65,650	6,788,210
Moody’s Corp.	44,376	4,606,229
NASDAQ OMX Group, Inc.	28,373	1,445,321

		91,792,710

Insurance (2.7%)
ACE Ltd.	80,227	8,944,508
Aflac, Inc.	108,900	6,970,689
Allstate Corp.	101,376	7,214,930
American International Group, Inc.	338,449	18,543,621
Aon plc	68,975	6,629,877
Assurant, Inc.	16,930	1,039,671
Chubb Corp.	57,000	5,762,700
Cincinnati Financial Corp.	35,513	1,892,133
Genworth Financial, Inc., Class A*	120,020	877,346
Hartford Financial Services Group, Inc.	104,250	4,359,735
Lincoln National Corp.	62,778	3,607,224
Loews Corp.	72,297	2,951,887
Marsh & McLennan Cos., Inc.	130,750	7,333,767
MetLife, Inc.	274,599	13,880,979
Principal Financial Group, Inc.	66,000	3,390,420
Progressive Corp.	129,300	3,516,960
Prudential Financial, Inc.	110,700	8,890,317
Torchmark Corp.	31,062	1,705,925
Travelers Cos., Inc.	80,174	8,669,215
Unum Group	60,920	2,054,832
XL Group plc	62,350	2,294,480

		120,531,216

Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	101,542	9,560,179
Apartment Investment & Management Co. (REIT), Class A	37,333	1,469,427
AvalonBay Communities, Inc. (REIT)	31,914	5,561,015
Boston Properties, Inc. (REIT)	37,030	5,201,975
Crown Castle International Corp. (REIT)	80,760	6,665,930
Equity Residential (REIT)	87,580	6,818,979
Essex Property Trust, Inc. (REIT)	15,457	3,553,564
General Growth Properties, Inc. (REIT)	151,654	4,481,376
HCP, Inc. (REIT)	110,958	4,794,495
Health Care REIT, Inc. (REIT)	83,333	6,446,641
Host Hotels & Resorts, Inc. (REIT)	183,089	3,694,736
Iron Mountain, Inc. (REIT)	44,984	1,641,016
Kimco Realty Corp. (REIT)	99,430	2,669,696
Macerich Co. (REIT)	33,940	2,862,160
Plum Creek Timber Co., Inc. (REIT)	42,470	1,845,322
Prologis, Inc. (REIT)	120,822	5,263,006
Public Storage (REIT)	35,110	6,921,585
Simon Property Group, Inc. (REIT)	75,125	14,697,455
SL Green Realty Corp. (REIT)	24,140	3,099,093
Ventas, Inc. (REIT)	77,366	5,649,265
Vornado Realty Trust (REIT)	42,205	4,726,960
Weyerhaeuser Co. (REIT)	126,729	4,201,066

		111,824,941

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	67,530	2,614,086

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	116,264	1,218,447
People’s United Financial, Inc.	74,443	1,131,533

		2,349,980

Total Financials		720,094,462

Health Care (14.8%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	48,000	8,318,400
Amgen, Inc.	183,930	29,401,211
Biogen, Inc.*	57,139	24,126,371
Celgene Corp.*	193,100	22,260,568
Gilead Sciences, Inc.*	364,750	35,792,918
Regeneron Pharmaceuticals, Inc.*	17,934	8,096,842
Vertex Pharmaceuticals, Inc.*	58,133	6,857,950

		134,854,260

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	364,050	16,866,437
Baxter International, Inc.	131,050	8,976,925
Becton, Dickinson and Co.	50,230	7,212,468
Boston Scientific Corp.*	320,656	5,691,644
C.R. Bard, Inc.	18,100	3,029,035
DENTSPLY International, Inc.	34,180	1,739,420
Edwards Lifesciences Corp.*	25,929	3,693,845
Intuitive Surgical, Inc.*	8,763	4,425,578
Medtronic plc	342,602	26,719,530
St. Jude Medical, Inc.	69,072	4,517,309
Stryker Corp.	72,300	6,669,675
Varian Medical Systems, Inc.*	24,188	2,275,849
Zimmer Holdings, Inc.	40,950	4,812,444

		96,630,159

Health Care Providers & Services (2.8%)
Aetna, Inc.	85,078	9,063,359
AmerisourceBergen Corp.	50,250	5,711,917
Anthem, Inc.	65,250	10,075,252
Cardinal Health, Inc.	80,025	7,223,857
Cigna Corp.	63,250	8,187,080
DaVita HealthCare Partners, Inc.*	41,538	3,376,209
Express Scripts Holding Co.*	177,455	15,397,770
HCA Holdings, Inc.*	73,380	5,520,377
Henry Schein, Inc.*	20,566	2,871,425
Humana, Inc.	37,100	6,604,542
Laboratory Corp. of America Holdings*	24,150	3,045,074

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	56,131	$12,696,832
Patterson Cos., Inc.	20,700	1,009,953
Quest Diagnostics, Inc.	34,950	2,685,908
Tenet Healthcare Corp.*	23,725	1,174,625
UnitedHealth Group, Inc.	232,100	27,455,109
Universal Health Services, Inc., Class B	22,050	2,595,506

		124,694,795

Health Care Technology (0.1%)
Cerner Corp.*	73,442	5,380,361

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	80,573	3,347,808
PerkinElmer, Inc.	27,250	1,393,565
Thermo Fisher Scientific, Inc.	96,700	12,990,678
Waters Corp.*	20,100	2,498,832

		20,230,883

Pharmaceuticals (6.3%)
AbbVie, Inc.	385,250	22,552,535
Actavis plc*	90,716	26,999,024
Bristol-Myers Squibb Co.	401,023	25,865,984
Eli Lilly & Co.	236,860	17,207,879
Endo International plc*	40,168	3,603,070
Hospira, Inc.*	40,910	3,593,534
Johnson & Johnson	676,760	68,082,056
Mallinckrodt plc*	28,176	3,568,490
Merck & Co., Inc.	689,317	39,621,941
Mylan N.V.*	90,150	5,350,403
Perrigo Co. plc	34,039	5,635,156
Pfizer, Inc.	1,523,390	52,998,738
Zoetis, Inc.	121,124	5,606,830

		280,685,640

Total Health Care		662,476,098

Industrials (10.3%)
Aerospace & Defense (2.7%)
Boeing Co.	160,324	24,061,426
General Dynamics Corp.	76,100	10,329,053
Honeywell International, Inc.	189,262	19,741,919
L-3 Communications Holdings, Inc.	20,550	2,584,984
Lockheed Martin Corp.	64,908	13,173,728
Northrop Grumman Corp.	48,820	7,858,067
Precision Castparts Corp.	34,450	7,234,500
Raytheon Co.	74,600	8,150,050
Rockwell Collins, Inc.	32,150	3,104,083
Textron, Inc.	66,700	2,956,811
United Technologies Corp.	205,050	24,031,860

		123,226,481

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	35,402	2,592,134
Expeditors International of Washington, Inc.	46,648	2,247,501
FedEx Corp.	63,760	10,549,092
United Parcel Service, Inc., Class B	168,500	16,334,390

		31,723,117

Airlines (0.6%)
American Airlines Group, Inc.	175,563	9,266,215
Delta Air Lines, Inc.	202,273	9,094,194
Southwest Airlines Co.	164,018	7,265,998

		25,626,407

Building Products (0.1%)
Allegion plc	23,138	1,415,352
Masco Corp.	86,100	2,298,870

		3,714,222

Commercial Services & Supplies (0.4%)
ADT Corp.	42,118	1,748,739
Cintas Corp.	23,500	1,918,305
Pitney Bowes, Inc.	48,550	1,132,186
Republic Services, Inc.	60,951	2,472,173
Stericycle, Inc.*	20,515	2,880,921
Tyco International plc	101,136	4,354,916
Waste Management, Inc.	102,956	5,583,304

		20,090,544

Construction & Engineering (0.1%)
Fluor Corp.	35,750	2,043,470
Jacobs Engineering Group, Inc.*	31,514	1,423,172
Quanta Services, Inc.*	52,600	1,500,678

		4,967,320

Electrical Equipment (0.5%)
AMETEK, Inc.	59,448	3,123,398
Eaton Corp. plc	114,725	7,794,417
Emerson Electric Co.	167,700	9,495,174
Rockwell Automation, Inc.	32,800	3,804,472

		24,217,461

Industrial Conglomerates (2.3%)
3M Co.	154,950	25,559,002
Danaher Corp.	147,850	12,552,465
General Electric Co.	2,428,033	60,239,499
Roper Industries, Inc.	24,205	4,163,260

		102,514,226

Machinery (1.5%)
Caterpillar, Inc.	146,400	11,716,392
Cummins, Inc.	41,050	5,691,172
Deere & Co.	86,700	7,602,723
Dover Corp.	40,000	2,764,800
Flowserve Corp.	32,941	1,860,837
Illinois Tool Works, Inc.	86,995	8,450,694
Ingersoll-Rand plc	64,215	4,371,757
Joy Global, Inc.	23,650	926,607
PACCAR, Inc.	85,600	5,404,784
Pall Corp.	25,800	2,590,062
Parker-Hannifin Corp.	36,000	4,276,080
Pentair plc	45,158	2,839,987
Snap-on, Inc.	14,100	2,073,546
Stanley Black & Decker, Inc.	37,846	3,608,995
Xylem, Inc.	43,900	1,537,378

		65,715,814

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,706	1,117,502
Equifax, Inc.	29,150	2,710,950
Nielsen N.V.	78,221	3,486,310
Robert Half International, Inc.	32,800	1,985,056

		9,299,818

Road & Rail (1.0%)
CSX Corp.	240,600	7,968,672
Kansas City Southern	26,690	2,724,515
Norfolk Southern Corp.	74,800	7,698,416
Ryder System, Inc.	12,800	1,214,592
Union Pacific Corp.	215,000	23,286,650

		42,892,845

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,916	2,731,229
United Rentals, Inc.*	24,150	2,201,514

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	14,750	$3,478,198

		8,410,941

Total Industrials		462,399,196

Information Technology (19.5%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	1,236,350	34,030,534
F5 Networks, Inc.*	17,850	2,051,679
Harris Corp.	25,234	1,987,430
Juniper Networks, Inc.	87,490	1,975,524
Motorola Solutions, Inc.	46,124	3,075,087
QUALCOMM, Inc.	402,010	27,875,373

		70,995,627

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,832	4,409,850
Corning, Inc.	309,842	7,027,217
FLIR Systems, Inc.	34,007	1,063,739
TE Connectivity Ltd.	98,320	7,041,678

		19,542,484

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	43,048	3,058,345
eBay, Inc.*	273,300	15,763,944
Equinix, Inc. (REIT)	13,823	3,218,686
Facebook, Inc., Class A*	505,582	41,566,424
Google, Inc., Class A*	68,999	38,273,745
Google, Inc., Class C*	68,899	37,756,652
VeriSign, Inc.*	26,350	1,764,660
Yahoo!, Inc.*	212,927	9,461,411

		150,863,867

IT Services (3.3%)
Accenture plc, Class A	151,700	14,212,773
Alliance Data Systems Corp.*	15,500	4,591,875
Automatic Data Processing, Inc.	116,560	9,982,198
Cognizant Technology Solutions Corp., Class A*	147,250	9,186,927
Computer Sciences Corp.	34,000	2,219,520
Fidelity National Information Services, Inc.	68,549	4,665,445
Fiserv, Inc.*	59,000	4,684,600
International Business Machines Corp.	222,517	35,713,979
MasterCard, Inc., Class A	236,900	20,465,791
Paychex, Inc.	78,885	3,913,879
Teradata Corp.*	36,915	1,629,428
Total System Services, Inc.	39,985	1,525,428
Visa, Inc., Class A	472,572	30,910,935
Western Union Co.	126,279	2,627,866
Xerox Corp.	259,416	3,333,496

		149,664,140

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	73,650	3,160,321
Analog Devices, Inc.	75,200	4,737,600
Applied Materials, Inc.	294,500	6,643,920
Avago Technologies Ltd.	61,167	7,766,986
Broadcom Corp., Class A	130,200	5,637,009
First Solar, Inc.*	18,100	1,082,199
Intel Corp.	1,169,030	36,555,568
KLA-Tencor Corp.	39,700	2,314,113
Lam Research Corp.	38,438	2,699,693
Linear Technology Corp.	57,650	2,698,020
Microchip Technology, Inc.	48,586	2,375,855
Micron Technology, Inc.*	259,500	7,040,235
NVIDIA Corp.	124,750	2,610,394
Skyworks Solutions, Inc.	46,547	4,575,105
Texas Instruments, Inc.	255,331	14,601,103
Xilinx, Inc.	63,850	2,700,855

		107,198,976

Software (3.5%)
Adobe Systems, Inc.*	114,530	8,468,348
Autodesk, Inc.*	54,980	3,224,027
CA, Inc.	77,445	2,525,481
Citrix Systems, Inc.*	38,900	2,484,543
Electronic Arts, Inc.*	75,130	4,418,771
Intuit, Inc.	69,000	6,690,240
Microsoft Corp.	1,992,923	81,022,285
Oracle Corp.	782,117	33,748,349
Red Hat, Inc.*	45,430	3,441,323
Salesforce.com, Inc.*	141,872	9,478,468
Symantec Corp.	166,800	3,897,282

		159,399,117

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	1,418,081	176,451,819
EMC Corp.	491,930	12,573,731
Hewlett-Packard Co.	451,219	14,059,984
NetApp, Inc.	75,280	2,669,429
SanDisk Corp.	53,380	3,396,035
Seagate Technology plc	79,090	4,115,052
Western Digital Corp.	52,770	4,802,598

		218,068,648

Total Information Technology		875,732,859

Materials (3.1%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	46,550	7,042,084
Airgas, Inc.	16,309	1,730,548
CF Industries Holdings, Inc.	12,095	3,431,110
Dow Chemical Co.	267,851	12,851,491
E.I. du Pont de Nemours & Co.	219,000	15,651,930
Eastman Chemical Co.	35,950	2,489,897
Ecolab, Inc.	65,341	7,473,703
FMC Corp.	32,160	1,841,160
International Flavors & Fragrances, Inc.	19,550	2,295,170
LyondellBasell Industries N.V., Class A	100,427	8,817,490
Monsanto Co.	117,098	13,178,209
Mosaic Co.	76,310	3,514,839
PPG Industries, Inc.	33,200	7,487,928
Praxair, Inc.	70,450	8,506,133
Sherwin-Williams Co.	19,800	5,633,100
Sigma-Aldrich Corp.	28,800	3,981,600

		105,926,392

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,023	2,100,216
Vulcan Materials Co.	31,850	2,684,955

		4,785,171

Containers & Packaging (0.2%)
Avery Dennison Corp.	22,000	1,164,020
Ball Corp.	33,100	2,338,184
MeadWestvaco Corp.	40,309	2,010,210
Owens-Illinois, Inc.*	39,832	928,882
Sealed Air Corp.	51,034	2,325,109

		8,766,405

Metals & Mining (0.3%)
Alcoa, Inc.	284,998	3,682,174
Allegheny Technologies, Inc.	26,250	787,762
Freeport-McMoRan, Inc.	251,188	4,760,013
Newmont Mining Corp.	120,550	2,617,141

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	77,100	$3,664,563

		15,511,653

Paper & Forest Products (0.1%)
International Paper Co.	102,435	5,684,118

Total Materials		140,673,739

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,254,145	40,947,834
CenturyLink, Inc.	137,890	4,764,099
Frontier Communications Corp.	242,280	1,708,074
Level 3 Communications, Inc.*	67,409	3,629,301
Verizon Communications, Inc.	1,003,336	48,792,230
Windstream Holdings, Inc.	145,676	1,078,002

Total Telecommunication Services		100,919,540

Utilities (3.0%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	118,280	6,653,250
Duke Energy Corp.	171,000	13,129,380
Edison International	78,750	4,919,512
Entergy Corp.	43,600	3,378,564
Eversource Energy	76,594	3,869,529
Exelon Corp.	207,720	6,981,469
FirstEnergy Corp.	101,732	3,566,724
NextEra Energy, Inc.	105,550	10,982,478
Pepco Holdings, Inc.	60,905	1,634,081
Pinnacle West Capital Corp.	26,650	1,698,938
PPL Corp.	160,738	5,410,441
Southern Co.	217,550	9,633,114
Xcel Energy, Inc.	122,195	4,253,608

		76,111,088

Gas Utilities (0.0%)
AGL Resources, Inc.	28,910	1,435,381

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	158,550	2,037,367
NRG Energy, Inc.	81,668	2,057,217

		4,094,584

Multi-Utilities (1.2%)
Ameren Corp.	58,600	2,472,920
CenterPoint Energy, Inc.	103,900	2,120,599
CMS Energy Corp.	66,500	2,321,515
Consolidated Edison, Inc.	70,750	4,315,750
Dominion Resources, Inc.	141,146	10,003,017
DTE Energy Co.	42,750	3,449,498
Integrys Energy Group, Inc.	19,274	1,388,114
NiSource, Inc.	76,259	3,367,597
PG&E Corp.	114,850	6,095,090
Public Service Enterprise Group, Inc.	122,350	5,128,912
SCANA Corp.	34,461	1,895,010
Sempra Energy	55,922	6,096,616
TECO Energy, Inc.	56,700	1,099,980
Wisconsin Energy Corp.	54,454	2,695,473

		52,450,091

Total Utilities		134,091,144

Total Investments (99.1%) (Cost $2,489,849,199)		4,444,764,444
Other Assets Less Liabilities (0.9%)		41,362,192

Net Assets (100%)		$4,486,126,636

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,045,000.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	330	June-15	$33,588,476	$34,003,200	$414,724

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$559,648,531	$—	$—	$559,648,531
Consumer Staples	430,654,636	—	—	430,654,636
Energy	358,074,239	—	—	358,074,239
Financials	720,094,462	—	—	720,094,462
Health Care	662,476,098	—	—	662,476,098
Industrials	462,399,196	—	—	462,399,196
Information Technology	875,732,859	—	—	875,732,859
Materials	140,673,739	—	—	140,673,739
Telecommunication Services	100,919,540	—	—	100,919,540
Utilities	134,091,144	—	—	134,091,144
Futures	414,724	—	—	414,724

Total Assets	$4,445,179,168	$—	$—	$4,445,179,168

Total Liabilities	$—	$—	$—	$—

Total	$4,445,179,168	$—	$—	$4,445,179,168

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,096,989,119
Aggregate gross unrealized depreciation	(179,116,626)

Net unrealized appreciation	$1,917,872,493

Federal income tax cost of investments	$2,526,891,951

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.3%)
Auto Components (7.1%)
Cooper Tire & Rubber Co.	120,000	$5,140,800
TRW Automotive Holdings Corp.*	135,000	14,154,750

		19,295,550

Diversified Consumer Services (0.0%)
Funespana S.A.*	2,000	15,828

Hotels, Restaurants & Leisure (3.7%)
Belmond Ltd., Class A*	20,000	245,600
Dover Motorsports, Inc.	80,216	190,112
Eldorado Resorts, Inc.*	60,000	301,800
International Game Technology	350,845	6,108,211
Life Time Fitness, Inc.*	48,000	3,406,080

		10,251,803

Household Durables (0.8%)
Blyth, Inc.*	17,000	129,030
Nobility Homes, Inc.*	8,000	96,000
Sony Corp. (ADR)*	70,000	1,874,600

		2,099,630

Internet & Catalog Retail (0.1%)
Orbitz Worldwide, Inc.*	18,000	209,880

Media (13.6%)
ACME Communications, Inc.*	38,000	1,254
AMC Networks, Inc., Class A*	6,000	459,840
Beasley Broadcast Group, Inc., Class A	48,294	246,782
Cablevision Systems Corp. - New York Group, Class A	100,000	1,830,000
Clear Channel Outdoor Holdings, Inc., Class A	250,000	2,530,000
Crown Media Holdings, Inc., Class A*	50,000	200,000
DIRECTV*	100,000	8,510,000
DISH Network Corp., Class A*	1,000	70,060
Interpublic Group of Cos., Inc.	200,000	4,424,000
Journal Communications, Inc., Class A*	220,000	3,260,400
Liberty Broadband Corp.*	603	34,100
Liberty Global plc*	42,725	2,149,256
Liberty Media Corp.*	2,000	76,750
Loral Space & Communications, Inc.*	4,000	273,760
Media General, Inc.*	232,636	3,836,168
Salem Media Group, Inc.	23,000	141,680
SFX Entertainment, Inc.*	10,000	40,900
Sky Deutschland AG*	250,000	1,824,811
Telenet Group Holding N.V.*	50,000	2,750,546
Time Warner Cable, Inc.	27,500	4,121,700
Time Warner, Inc.	5,000	422,200

		37,204,207

Multiline Retail (0.4%)
Family Dollar Stores, Inc.	13,500	1,069,740

Specialty Retail (0.6%)
GLENTEL, Inc.	5,000	93,206
Pep Boys-Manny, Moe & Jack*	125,049	1,202,971
World Duty Free S.p.A.*	24,000	258,524

		1,554,701

Total Consumer Discretionary		71,701,339

Consumer Staples (2.4%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Rights)	350,000	175,000
Safeway, Inc. (PDC subsidiary) (Contingent Value Rights)†	350,000	17,080

		192,080

Food Products (1.7%)
GrainCorp Ltd., Class A	58,000	414,680
Nutreco N.V.	9,000	437,671
Parmalat S.p.A.	810,000	2,166,847
Tootsie Roll Industries, Inc.	46,145	1,565,239
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	15,000	97,682

		4,682,119

Personal Products (0.3%)
Avon Products, Inc.	105,000	838,950

Tobacco (0.3%)
Lorillard, Inc.	14,000	914,900

Total Consumer Staples		6,628,049

Energy (5.3%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	2,000	127,160
Cameron International Corp.*	3,800	171,456
Dresser-Rand Group, Inc.*	74,000	5,945,900
Rowan Cos., plc, Class A	3,000	53,130

		6,297,646

Oil, Gas & Consumable Fuels (3.0%)
Alvopetro Energy Ltd.*	310,000	100,351
Anadarko Petroleum Corp.	2,000	165,620
Atlas Resource Partners LP	1	8
Gulf Coast Ultra Deep Royalty Trust*	350,000	249,200
Talisman Energy, Inc.	890,000	6,835,200
WesternZagros Resources Ltd.*	32,000	8,843
Whiting Petroleum Corp.*	25,500	787,950

		8,147,172

Total Energy		14,444,818

Financials (5.8%)
Banks (1.7%)
Bank of Kentucky Financial Corp.	29,000	1,422,450
City National Corp./California	3,000	267,240
First Niagara Financial Group, Inc.	40,000	353,600
Flushing Financial Corp.	65,000	1,304,550
Hilltop Holdings, Inc.*	50,068	973,322
Sterling Bancorp/Delaware	30,000	402,300

		4,723,462

Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	16,200

Diversified Financial Services (0.2%)
Investment AB Kinnevik, Class B	20,000	666,779

Insurance (1.2%)
Aspen Insurance Holdings Ltd.	3,000	141,690
Brit plc(b)§	15,000	61,796
National Interstate Corp.	103,000	2,892,240

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Schweizerische National-Versicherungs-Gesellschaft AG (Registered)	2,000	$179,756

		3,275,482

Real Estate Investment Trusts (REITs) (2.1%)
Ryman Hospitality Properties, Inc. (REIT)	75,000	4,568,250
Ventas, Inc. (REIT)	14,000	1,022,280

		5,590,530

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	12,526

Thrifts & Mortgage Finance (0.6%)
Home Loan Servicing Solutions Ltd.	1,000	16,540
Hudson City Bancorp, Inc.	150,000	1,572,000

		1,588,540

Total Financials		15,873,519

Health Care (17.2%)
Biotechnology (3.4%)
Ambit Biosciences, Corp.*	20,000	12,000
Auspex Pharmaceuticals, Inc.*	7,600	762,052
Cellular Dynamics International, Inc.*	12,200	200,446
Chelsea Therapeutics International Ltd.(b)*†	12,000	720
Durata Therapeutics, Inc.*†	20,000	17,400
Grifols S.A. (ADR)	23,968	786,390
Hyperion Therapeutics, Inc.*	53,000	2,432,700
Pharmacyclics, Inc.*	20,000	5,119,000
Prosensa Holdings N.V.*†	40,000	32,700
Q-Med AB (Preference)(q)*†	263,700	—
Trius Therapeutics, Inc.*†	200,000	19,500

		9,382,908

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	4,000	195,600
American Medical Alert Corp.*†	140,898	1,057
Exactech, Inc.*	10,000	256,300
ICU Medical, Inc.*	6,400	596,096
Optos plc*	1,000	5,118
Smith & Nephew plc (ADR)	8,000	273,360

		1,327,531

Health Care Providers & Services (2.4%)
Catamaran Corp.*	102,600	6,108,804
Chemed Corp.	2,000	238,800
Laboratory Corp. of America Holdings*	1,000	126,090

		6,473,694

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	15,000	623,250
Furiex Pharmaceuticals, Inc.*†	7,700	56,422
Illumina, Inc.*	400	74,256
WuXi PharmaTech Cayman, Inc. (ADR)*	9,000	349,020

		1,102,948

Pharmaceuticals (10.5%)
Adolor Corp.*†	40,000	15,600
AstraZeneca plc (ADR)	9,500	650,085
Hospira, Inc.*	140,000	12,297,600
Omthera Pharmaceuticals, Inc.*†	100	45
Salix Pharmaceuticals Ltd.*	90,000	15,552,954
Teva Pharmaceutical Industries Ltd.*†	250,000	99,375

		28,615,659

Total Health Care		46,902,740

Industrials (6.6%)
Aerospace & Defense (0.4%)
Exelis, Inc.	45,000	1,096,650

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.	3,000	158,010
TNT Express N.V.	101,180	643,268
Toll Holdings Ltd.	30,000	201,996

		1,003,274

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	14,000	664,720
Griffon Corp.	10,000	174,300
Norcraft Cos., Inc.*	1,500	38,355
Vicwest, Inc.	20,000	198,492

		1,075,867

Commercial Services & Supplies (0.6%)
Courier Corp.	60,000	1,468,800
United Envirotech Ltd.	10,000	12,023

		1,480,823

Electrical Equipment (2.1%)
Eltek ASA	353,400	513,572
Polypore International, Inc.*	90,028	5,302,649

		5,816,221

Machinery (1.5%)
CIRCOR International, Inc.	6,000	328,200
Navistar International Corp.*	80,000	2,360,000
Tennant Co.	1,000	65,370
Xylem, Inc.	41,000	1,435,820

		4,189,390

Road & Rail (0.7%)
Hertz Global Holdings, Inc.*	90,000	1,951,200

Trading Companies & Distributors (0.5%)
Kaman Corp.	30,000	1,272,900

Total Industrials		17,886,325

Information Technology (12.2%)
Communications Equipment (5.9%)
Aruba Networks, Inc.*	400,000	9,796,000
Emulex Corp.*	25,000	199,250
Riverbed Technology, Inc.*	285,000	5,959,350

		15,954,600

Electronic Equipment, Instruments & Components (1.1%)
Axis Communications AB	72,800	2,872,434
Data Modul AG*	500	15,188
Gerber Scientific, Inc. (Escrow Shares)*†	320,000	—
Viasystems Group, Inc.*	5,000	87,450

		2,975,072

IT Services (0.5%)
Blackhawk Network Holdings, Inc., Class B*	40,058	1,424,062
InterXion Holding N.V.*	200	5,640

		1,429,702

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.6%)
Vitesse Semiconductor Corp.*	330,000	$1,752,300

Software (4.0%)
Advent Software, Inc.	240,000	10,586,400
Covisint Corp.*	49,089	99,651
Kofax Ltd.*	27,400	300,030
Mavenir Systems, Inc.*	3,000	53,220

		11,039,301

Technology Hardware, Storage & Peripherals (0.1%)
Diebold, Inc.	6,000	212,760

Total Information Technology		33,363,735

Materials (7.8%)
Chemicals (6.0%)
Auriga Industries A/S, Class B	10,000	449,716
Chemtura Corp.*	70,000	1,910,300
Ferro Corp.*	10,000	125,500
International Flavors & Fragrances, Inc.	10,000	1,174,000
Sigma-Aldrich Corp.	92,000	12,719,000

		16,378,516

Construction Materials (0.9%)
Vulcan Materials Co.	30,000	2,529,000

Containers & Packaging (0.4%)
Greif, Inc., Class A	3,000	117,810
MeadWestvaco Corp.	1,500	74,805
Myers Industries, Inc.	48,000	841,440
Rexam plc	1,000	8,580

		1,042,635

Metals & Mining (0.3%)
AuRico Gold, Inc.	40,000	110,800
Osisko Gold Royalties Ltd.	28,000	370,076
Pan American Silver Corp.	28,000	245,833
Yamana Gold, Inc.	22,000	78,860

		805,569

Paper & Forest Products (0.2%)
Ainsworth Lumber Co., Ltd.*	190,000	523,548

Total Materials		21,279,268

Telecommunication Services (3.5%)
Diversified Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	238,249
Cincinnati Bell, Inc.*	400,000	1,412,000
Koninklijke KPN N.V.	100,000	338,400

		1,988,649

Wireless Telecommunication Services (2.7%)
Leap Wireless International, Inc.*†	430,000	812,700
Millicom International Cellular S.A.	24,000	1,731,600
NII Holdings, Inc.*	300,000	13,050
Telephone & Data Systems, Inc.	20,000	498,000
T-Mobile US, Inc.*	70,000	2,218,300
U.S. Cellular Corp.	60,000	2,143,200

		7,416,850

Total Telecommunication Services		9,405,499

Utilities (9.2%)
Electric Utilities (5.8%)
Cleco Corp.	200,000	10,904,000
Hawaiian Electric Industries, Inc.	10,000	321,200
Pepco Holdings, Inc.	120,000	3,219,600
PNM Resources, Inc.	22,000	642,400
UIL Holdings Corp.	11,494	591,022

		15,678,222

Gas Utilities (0.9%)
National Fuel Gas Co.	41,000	2,473,530

Multi-Utilities (0.4%)
GDF Suez S.A.*†	3,801	—
Integrys Energy Group, Inc.	15,000	1,080,300

		1,080,300

Water Utilities (2.1%)
Severn Trent plc	190,000	5,800,998

Total Utilities		25,033,050

Total Common Stocks (96.3%) (Cost $246,773,822)		262,518,342

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	5,000	21,500

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*†	10,000	—

Total Rights (0.0%) (Cost $—)		21,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	82,000

Total Energy		82,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Warrants	Value (Note 1)
Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	$792

Total Materials		792

Total Warrants (0.0%) (Cost $887)		82,792

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (5.5%)
U.S. Treasury Bills
0.01%, 5/21/15(p)	$15,000,000	14,999,692

Total Government Securities		14,999,692

Total Short-Term Investments (5.5%) (Cost $14,999,792)		14,999,692

Total Investments (101.8%) (Cost $261,774,501)		277,622,326
Other Assets Less Liabilities (-1.8%)		(4,850,900)

Net Assets (100%)		$272,771,426

*	Non-income producing.

†	Securities (totaling $1,072,599 or 0.4% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $61,796 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$66,317,482	$5,383,857	$—		$71,701,339
Consumer Staples	3,319,089	3,116,880	192,080		6,628,049
Energy	14,444,818	—	—		14,444,818
Financials	14,936,462	937,057	—		15,873,519
Health Care	46,642,803	17,118	242,819		46,902,740
Industrials	16,515,466	1,370,859	—		17,886,325
Information Technology	30,476,113	2,887,622	—	(b)	33,363,735
Materials	20,820,972	458,296	—		21,279,268
Telecommunication Services	8,016,150	576,649	812,700		9,405,499
Utilities	19,232,052	5,800,998	—	(b)	25,033,050
Rights
Health Care	21,500	—	—	(b)	21,500
Short-Term Investments	—	14,999,692	—		14,999,692
Warrants
Energy	82,000	—	—		82,000
Materials	792	—	—		792

Total Assets	$240,825,699	$35,549,028	$1,247,599		$277,622,326

Total Liabilities	$—	$—	$—		$—

Total	$240,825,699	$35,549,028	$1,247,599		$277,622,326

(a)	Securities with a market value of $849,600 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,850,249
Aggregate gross unrealized depreciation	(8,951,162)

Net unrealized appreciation	$14,899,087

Federal income tax cost of investments	$262,723,239

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.5%)
Auto Components (5.2%)
BorgWarner, Inc.	260,000	$15,724,800
Brembo S.p.A.	400,000	16,320,139
Cooper Tire & Rubber Co.	205,000	8,782,200
Dana Holding Corp.	930,000	19,678,800
Federal-Mogul Holdings Corp.*	1,746,412	23,244,744
Gentex Corp.	260,000	4,758,000
Modine Manufacturing Co.*	650,058	8,756,281
SORL Auto Parts, Inc.*	100,096	340,326
Spartan Motors, Inc.	290,000	1,406,500
Standard Motor Products, Inc.	171,000	7,226,460
Stoneridge, Inc.*	290,000	3,274,100
Strattec Security Corp.	136,500	10,079,160
Superior Industries International, Inc.	725,000	13,724,250
Tenneco, Inc.*	438,000	25,149,960

		158,465,720

Automobiles (0.1%)
Thor Industries, Inc.	4,000	252,840
Winnebago Industries, Inc.	100,000	2,126,000

		2,378,840

Diversified Consumer Services (0.3%)
Ascent Capital Group, Inc., Class A*	95,000	3,781,950
Cambium Learning Group, Inc.*	195,000	616,200
Corinthian Colleges, Inc.*	200,000	2,820
Universal Technical Institute, Inc.	388,000	3,724,800

		8,125,770

Hotels, Restaurants & Leisure (6.0%)
Belmond Ltd., Class A*	330,000	4,052,400
Biglari Holdings, Inc.*	51,500	21,326,150
Boyd Gaming Corp.*	1,345,000	19,099,000
Canterbury Park Holding Corp.*‡	280,048	2,867,691
Cheesecake Factory, Inc.	574,000	28,315,420
Churchill Downs, Inc.	373,600	42,952,792
Cracker Barrel Old Country Store, Inc.	6,000	912,840
Denny’s Corp.*	350,000	3,990,000
Dover Downs Gaming & Entertainment, Inc.*	85,000	99,450
Dover Motorsports, Inc.	644,116	1,526,555
Dunkin’ Brands Group, Inc.	2,500	118,900
International Speedway Corp., Class A	125,000	4,076,250
Krispy Kreme Doughnuts, Inc.*	236,000	4,717,640
Lakes Entertainment, Inc.*	32,500	278,525
Las Vegas Sands Corp.	218,000	11,998,720
Marcus Corp.	648,014	13,796,218
Morgans Hotel Group Co.*	220,000	1,705,000
Nathan’s Famous, Inc.	148,100	8,019,615
Penn National Gaming, Inc.*	25,000	391,500
Pinnacle Entertainment, Inc.*	266,000	9,599,940
Speedway Motorsports, Inc.	54,000	1,228,500
Wendy’s Co.	105,000	1,144,500

		182,217,606

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	200,000	5,704,000
Blyth, Inc.*	106,000	804,540
Cavco Industries, Inc.*	156,500	11,746,890
Ethan Allen Interiors, Inc.	151,000	4,173,640
Harman International Industries, Inc.	70,000	9,354,100
La-Z-Boy, Inc.	416,000	11,693,760
Lennar Corp., Class A	6,000	310,860
Lennar Corp., Class B	65,000	2,671,500
Nobility Homes, Inc.*	96,954	1,163,448
Skyline Corp.*	197,900	688,692

		48,311,430

Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	683,000	8,079,890
Liberty TripAdvisor Holdings, Inc.*	24,000	762,960
Liberty Ventures*	24,000	1,008,240
Nutrisystem, Inc.	70,000	1,398,600

		11,249,690

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,087,000
Marine Products Corp.	438,214	3,755,494
Universal Entertainment Corp.	75,000	1,225,763

		8,068,257

Media (6.5%)
ACME Communications, Inc.*	305,000	10,065
AMC Networks, Inc., Class A*	70,000	5,364,800
Beasley Broadcast Group, Inc., Class A‡	550,000	2,810,500
Cablevision Systems Corp. - New York Group, Class A	310,000	5,673,000
Carmike Cinemas, Inc.*	63,000	2,116,800
Clear Channel Outdoor Holdings, Inc., Class A	280,071	2,834,319
Crown Media Holdings, Inc., Class A*	400,000	1,600,000
Cumulus Media, Inc., Class A*	5	12
Discovery Communications, Inc., Class A*	11,000	338,360
Discovery Communications, Inc., Class C*	33,000	972,675
DISH Network Corp., Class A*	15,000	1,050,900
Emmis Communications Corp., Class A*	90,000	179,100
EW Scripps Co., Class A*	350,000	9,954,000
Gray Television, Inc.*	695,000	9,604,900
Grupo Televisa S.A.B. (ADR)*	110,000	3,631,100
Il Sole 24 Ore S.p.A.*	300,000	271,055
IMAX Corp.*	40,000	1,348,400
Interpublic Group of Cos., Inc.	890,000	19,686,800
Journal Communications, Inc., Class A*	1,325,000	19,636,500
Live Nation Entertainment, Inc.*	930,000	23,463,900
Loral Space & Communications, Inc.*	10,000	684,400
Madison Square Garden Co., Class A*	566,000	47,911,900
Media General, Inc.*	1,304,390	21,509,391
Meredith Corp.	60,000	3,346,200
Salem Media Group, Inc.	667,000	4,108,720
Sinclair Broadcast Group, Inc., Class A	185,000	5,810,850
World Wrestling Entertainment, Inc., Class A	133,000	1,863,330

		195,781,977

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	650,097	$4,524,675

Specialty Retail (5.6%)
Aaron’s, Inc.	280,000	7,926,800
AutoNation, Inc.*	423,000	27,211,590
Barnes & Noble, Inc.*	40,000	950,000
Bed Bath & Beyond, Inc.*	47,000	3,608,425
Big 5 Sporting Goods Corp.	367,000	4,870,090
Bowlin Travel Centers, Inc.*	76,000	106,400
Monro Muffler Brake, Inc.	60,000	3,903,000
Murphy USA, Inc.*	30,000	2,171,100
O’Reilly Automotive, Inc.*	188,700	40,804,488
Penske Automotive Group, Inc.	470,000	24,200,300
Pep Boys-Manny, Moe & Jack*	1,150,000	11,063,000
Pier 1 Imports, Inc.	878,000	12,274,440
Sally Beauty Holdings, Inc.*	510,000	17,528,700
Tractor Supply Co.	161,000	13,694,660
Winmark Corp.	4,000	350,280

		170,663,273

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	244,000	8,176,440
Movado Group, Inc.	63,000	1,796,760
Wolverine World Wide, Inc.	47,000	1,572,150

		11,545,350

Total Consumer Discretionary		801,332,588

Consumer Staples (8.0%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	23,600	6,310,640
Brown-Forman Corp., Class A	45,000	4,085,100
Brown-Forman Corp., Class B	4,537	409,918
Cott Corp.	489,557	4,587,149
Crimson Wine Group Ltd.*	250,000	2,275,000
Davide Campari-Milano S.p.A.	350,000	2,437,053

		20,104,860

Food & Staples Retailing (2.6%)
Casey’s General Stores, Inc.	273,000	24,597,300
Ingles Markets, Inc., Class A‡	809,000	40,029,320
United Natural Foods, Inc.*	90,000	6,933,600
Village Super Market, Inc., Class A	101,000	3,175,440
Weis Markets, Inc.	66,500	3,309,040

		78,044,700

Food Products (3.6%)
Boulder Brands, Inc.*	600,029	5,718,276
Diamond Foods, Inc.*	315,000	10,259,550
Farmer Bros Co.*	49,000	1,212,750
Flowers Foods, Inc.	60,000	1,364,400
Hain Celestial Group, Inc.*	366,000	23,442,300
Ingredion, Inc.	60,000	4,669,200
J&J Snack Foods Corp.	48,000	5,121,600
John B. Sanfilippo & Son, Inc.	19,000	818,900
Lifeway Foods, Inc.*	238,698	5,105,750
Maple Leaf Foods, Inc.	110,000	2,013,186
Post Holdings, Inc.*	200,000	9,368,000
Rock Field Co., Ltd.	200,000	4,306,394
Snyder’s-Lance, Inc.	621,449	19,861,510
Tootsie Roll Industries, Inc.	439,454	14,906,267
WhiteWave Foods Co.*	42,000	1,862,280

		110,030,363

Household Products (1.0%)
Church & Dwight Co., Inc.	69,000	5,893,980
Energizer Holdings, Inc.	30,000	4,141,500
Katy Industries, Inc.*‡	462,000	1,196,580
Oil-Dri Corp. of America‡	450,000	15,142,500
WD-40 Co.	42,000	3,718,680

		30,093,240

Personal Products (0.1%)
Elizabeth Arden, Inc.*	85,000	1,326,000
Revlon, Inc., Class A*	22,000	906,400
United-Guardian, Inc.	142,000	2,689,480

		4,921,880

Total Consumer Staples		243,195,043

Energy (1.8%)
Energy Equipment & Services (1.6%)
Key Energy Services, Inc.*	38,000	69,160
Oceaneering International, Inc.	120,000	6,471,600
Rowan Cos., plc, Class A	208,000	3,683,680
RPC, Inc.	2,440,000	31,256,400
Steel Excel, Inc.*	307,062	6,601,833

		48,082,673

Oil, Gas & Consumable Fuels (0.2%)
Black Ridge Oil and Gas, Inc.*	45,503	10,470
Clean Energy Fuels Corp.*	15,000	80,025
Navigator Holdings Ltd.*	22,000	420,200
ONEOK, Inc.	140,000	6,753,600

		7,264,295

Total Energy		55,346,968

Financials (6.5%)
Banks (1.6%)
BBCN Bancorp, Inc.	575,000	8,320,250
Boston Private Financial Holdings, Inc.	465,000	5,649,750
Fidelity Southern Corp.	29,614	499,885
First Niagara Financial Group, Inc.	678,000	5,993,520
FirstMerit Corp.	150,000	2,859,000
Flushing Financial Corp.	570,000	11,439,900
Hilltop Holdings, Inc.*	240,028	4,666,144
Hudson Valley Holding Corp.	120,000	3,067,200
Sterling Bancorp/Delaware	515,000	6,906,150

		49,401,799

Capital Markets (2.4%)
BKF Capital Group, Inc.*	66,000	89,100
Calamos Asset Management, Inc., Class A	160,000	2,152,000
Charles Schwab Corp.	100,000	3,044,000
Cohen & Steers, Inc.	444,000	18,181,800
GAM Holding AG*	265,000	5,494,889
Janus Capital Group, Inc.	1,500,000	25,785,000
KKR & Co. L.P.	150,000	3,421,500
Legg Mason, Inc.	50,000	2,760,000
Medallion Financial Corp.	80,000	740,800
Pzena Investment Management, Inc., Class A	70,037	642,239
Waddell & Reed Financial, Inc., Class A	225,000	11,146,500
Wright Investors Service Holdings, Inc.*	265,000	490,250

		73,948,078

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.2%)
Alleghany Corp.*	3,295	$1,604,665
Argo Group International Holdings Ltd.	66,000	3,309,900

		4,914,565

Real Estate Investment Trusts (REITs) (1.5%)
Gaming and Leisure Properties, Inc. (REIT)	50,000	1,843,500
Gyrodyne Co. of America, Inc.*†	24,407	18,306
Gyrodyne Special Distribution LLC*†	2,200	34,166
Ryman Hospitality Properties, Inc. (REIT)	700,020	42,638,218

		44,534,190

Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	39,571	492,659
Griffin Land & Nurseries, Inc.‡	312,519	9,388,070
St. Joe Co.*	460,000	8,537,600
Tejon Ranch Co.*	220,033	5,819,873

		24,238,202

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	156,250
Crazy Woman Creek Bancorp, Inc.*	14,000	152,880

		309,130

Total Financials		197,345,964

Health Care (5.3%)
Biotechnology (0.4%)
Cepheid, Inc.*	203,000	11,550,700
Lexicon Pharmaceuticals, Inc.*	100,000	94,430

		11,645,130

Health Care Equipment & Supplies (3.3%)
Alere, Inc.*	10,000	489,000
Align Technology, Inc.*	9,000	484,065
AngioDynamics, Inc.*	83,000	1,476,570
Biolase, Inc.*	91,461	184,751
Cantel Medical Corp.	181,000	8,597,500
CONMED Corp.	80,000	4,039,200
Cooper Cos., Inc.	21,000	3,935,820
Cutera, Inc.*	610,000	7,881,200
Cynosure, Inc., Class A*	10,000	306,700
DexCom, Inc.*	43,000	2,680,620
Exactech, Inc.*	280,000	7,176,400
Greatbatch, Inc.*	116,000	6,710,600
ICU Medical, Inc.*	43,000	4,005,020
Masimo Corp.*	133,000	4,386,340
Meridian Bioscience, Inc.	139,000	2,652,120
Neogen Corp.*	16,500	771,045
NuVasive, Inc.*	150,000	6,898,500
Orthofix International N.V.*	58,000	2,081,620
Quidel Corp.*	548,000	14,785,040
STERIS Corp.	111,000	7,799,970
SurModics, Inc.*	45,000	1,171,350
Syneron Medical Ltd.*	24,000	297,120
Vascular Solutions, Inc.*	200,000	6,064,000
Wright Medical Group, Inc.*	210,000	5,418,000

		100,292,551

Health Care Providers & Services (1.5%)
Bio-Reference Laboratories, Inc.*	30,000	1,057,200
Chemed Corp.	261,500	31,223,100
Henry Schein, Inc.*	10,000	1,396,200
Kindred Healthcare, Inc.	88,000	2,093,520
Owens & Minor, Inc.	188,000	6,361,920
Patterson Cos., Inc.	55,000	2,683,450

		44,815,390

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,244,320

Pharmaceuticals (0.0%)
Actavis plc*	1	209
Heska Corp.*	52,000	1,340,560
Pain Therapeutics, Inc.*	70,000	132,300

		1,473,069

Total Health Care		161,470,460

Industrials (27.6%)
Aerospace & Defense (4.9%)
AAR Corp.	75,000	2,302,500
Astronics Corp.*	9,000	663,300
Astronics Corp., Class B*	12,000	877,080
Curtiss-Wright Corp.	813,000	60,113,220
Ducommun, Inc.*	69,320	1,795,388
GenCorp, Inc.*	1,620,049	37,568,936
HEICO Corp.	62,000	3,786,340
Innovative Solutions & Support, Inc.*	88,000	334,400
Moog, Inc., Class A*	59,500	4,465,475
Moog, Inc., Class B*	29,500	2,217,220
Precision Castparts Corp.	95,500	20,055,000
Textron, Inc.	287,000	12,722,710

		146,901,569

Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.	472,000	24,860,240

Building Products (1.0%)
A.O. Smith Corp.	40,000	2,626,400
Fortune Brands Home & Security, Inc.	20,000	949,600
Griffon Corp.	1,445,000	25,186,350
Nortek, Inc.*	7,300	644,225

		29,406,575

Commercial Services & Supplies (3.2%)
ACCO Brands Corp.*	170,000	1,412,700
Brink’s Co.	565,000	15,610,950
Casella Waste Systems, Inc., Class A*	175,081	962,946
CECO Environmental Corp.	14,000	148,540
Covanta Holding Corp.	210,000	4,710,300
KAR Auction Services, Inc.	440,000	16,689,200
Kimball International, Inc., Class B	100,000	1,048,000
Loomis AB, Class B	335,000	10,262,058
Matthews International Corp., Class A	22,000	1,133,220
McGrath RentCorp	20,000	658,200
Republic Services, Inc.	390,000	15,818,400
Rollins, Inc.	975,000	24,111,750
Tyco International plc	133,000	5,726,980

		98,293,244

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	1,263,500
Furmanite Corp.*	600,000	4,734,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Layne Christensen Co.*	450,000	$2,254,500

		8,252,000

Electrical Equipment (2.2%)
AMETEK, Inc.	391,000	20,543,140
AZZ, Inc.	25,000	1,164,750
Franklin Electric Co., Inc.	260,000	9,916,400
Global Power Equipment Group, Inc.	30,000	396,000
GrafTech International Ltd.*	1,885,000	7,332,650
Magnetek, Inc.*	111,000	4,275,720
Rockwell Automation, Inc.	103,000	11,946,970
SL Industries, Inc.*	177,000	7,566,750
Vicor Corp.*	174,122	2,646,655

		65,789,035

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	50,000	1,023,000
Roper Industries, Inc.	40,000	6,880,000

		7,903,000

Machinery (10.9%)
Albany International Corp., Class A	58,000	2,305,500
American Railcar Industries, Inc.	5,000	248,650
Astec Industries, Inc.	312,500	13,400,000
CIRCOR International, Inc.	516,500	28,252,550
CLARCOR, Inc.	184,000	12,155,040
CNH Industrial N.V.	2,670,000	21,787,200
Columbus McKinnon Corp.	8,000	215,520
Crane Co.	560,000	34,949,600
Donaldson Co., Inc.	222,000	8,371,620
Eastern Co.	81,958	1,644,077
Federal Signal Corp.	630,000	9,947,700
Flowserve Corp.	95,000	5,366,550
Gorman-Rupp Co.	352,000	10,542,400
Graco, Inc.	152,000	10,968,320
Greenbrier Cos., Inc.	280,000	16,240,000
IDEX Corp.	144,000	10,919,520
Interpump Group S.p.A.	280,000	4,549,554
Kennametal, Inc.	49,500	1,667,655
Key Technology, Inc.*	65,000	828,100
L.S. Starrett Co., Class A	215,000	4,085,000
Lincoln Electric Holdings, Inc.	113,000	7,389,070
Lindsay Corp.	65,000	4,956,250
Lydall, Inc.*	86,000	2,727,920
Middleby Corp.*	4,800	492,720
Mueller Industries, Inc.	750,000	27,097,500
Mueller Water Products, Inc., Class A	509,168	5,015,305
Navistar International Corp.*	780,000	23,010,000
Nordson Corp.	40,000	3,133,600
Standex International Corp.	62,000	5,092,060
Tennant Co.	304,000	19,872,480
Toro Co.	26,000	1,823,120
Trinity Industries, Inc.	104,000	3,693,040
Twin Disc, Inc.	97,022	1,714,379
Valmont Industries, Inc.	10,000	1,228,800
Watts Water Technologies, Inc., Class A	356,000	19,590,680
Woodward, Inc.	104,000	5,305,040

		330,586,520

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	156,004	2,820,552

Trading Companies & Distributors (3.4%)
GATX Corp.	845,000	48,993,100
Kaman Corp.	935,000	39,672,050
Lawson Products, Inc.*	42,000	974,820
Rush Enterprises, Inc., Class B*‡	500,000	12,360,000
United Rentals, Inc.*	22,000	2,005,520

		104,005,490

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	9,226,935
Macquarie Infrastructure Co. LLC	85,000	6,994,650

		16,221,585

Total Industrials		835,039,810

Information Technology (6.5%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	144,000	2,640,960
Communications Systems, Inc.	240,000	2,738,400
EchoStar Corp., Class A*	30,000	1,551,600
Emulex Corp.*	130,000	1,036,100
Ixia*	440,000	5,337,200
Plantronics, Inc.	44,000	2,329,800
Riverbed Technology, Inc.*	125,000	2,613,750
Sycamore Networks, Inc.*	300,000	114,000

		18,361,810

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	55,000	3,296,700
Belden, Inc.	28,000	2,619,680
CTS Corp.	956,000	17,198,440
Daktronics, Inc.	125,000	1,351,250
Gerber Scientific, Inc. (Escrow Shares)*†	490,000	—
Itron, Inc.*	87,000	3,176,370
Kimball Electronics, Inc.*	35,000	494,900
Littelfuse, Inc.	118,000	11,728,020
Mercury Systems, Inc.*	15,000	233,250
Methode Electronics, Inc.	1,000	47,040
MOCON, Inc.	20,000	334,400
Park Electrochemical Corp.	583,000	12,569,480
Rofin-Sinar Technologies, Inc.*	213,000	5,160,990
Trans-Lux Corp.*	15,000	63,750

		58,274,270

Internet Software & Services (0.6%)
EarthLink Holdings Corp.	713,452	3,167,727
Global Sources Ltd.*	301,076	1,764,305
Gogo, Inc.*	192,000	3,659,520
Internap Corp.*	452,006	4,624,022
Pandora Media, Inc.*	20,000	324,200
Stamps.com, Inc.*	55,500	3,734,595

		17,274,369

IT Services (0.3%)
Blackhawk Network Holdings, Inc., Class B*	100,000	3,555,000
Edgewater Technology, Inc.*‡	600,000	4,104,000
ModusLink Global Solutions, Inc.*	330,000	1,270,500

		8,929,500

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	848,000	11,965,280

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sevcon, Inc.*‡	543,500	$4,331,695

		16,296,975

Software (1.0%)
FalconStor Software, Inc.*	400,000	620,000
Fortinet, Inc.*	30,000	1,048,500
Guidance Software, Inc.*	250,000	1,352,500
Mentor Graphics Corp.	106,000	2,547,180
Take-Two Interactive Software, Inc.*	240,000	6,109,200
TiVo, Inc.*	400,000	4,244,000
Tyler Technologies, Inc.*	117,000	14,102,010

		30,023,390

Technology Hardware, Storage & Peripherals (1.6%)
Diebold, Inc.	897,000	31,807,620
NCR Corp.*	365,000	10,771,150
Stratasys Ltd.*	67,000	3,536,260
TransAct Technologies, Inc.	92,000	543,720

		46,658,750

Total Information Technology		195,819,064

Materials (8.9%)
Chemicals (6.1%)
Albemarle Corp.	71,530	3,779,645
Ashland, Inc.	60,000	7,638,600
Chemtura Corp.*	788,000	21,504,520
Core Molding Technologies, Inc.*	315,000	5,402,250
Cytec Industries, Inc.	12,000	648,480
Ferro Corp.*	2,355,000	29,555,250
FMC Corp.	20,000	1,145,000
H.B. Fuller Co.	270,000	11,574,900
Huntsman Corp.	250,000	5,542,500
Minerals Technologies, Inc.	166,000	12,134,600
NewMarket Corp.	26,000	12,422,800
Olin Corp.	125,000	4,005,000
OMNOVA Solutions, Inc.*	610,000	5,203,300
Quaker Chemical Corp.	5,000	428,200
Scotts Miracle-Gro Co., Class A	83,000	5,575,110
Sensient Technologies Corp.	292,000	20,112,960
Tredegar Corp.	1,125,000	22,623,750
Zep, Inc.	864,494	14,722,333

		184,019,198

Containers & Packaging (1.4%)
Greif, Inc., Class A	200,000	7,854,000
Greif, Inc., Class B	5,000	230,000
Myers Industries, Inc.	1,500,000	26,295,000
Sonoco Products Co.	155,000	7,046,300

		41,425,300

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.	329,000	5,744,340
Barrick Gold Corp.	20,000	219,200
Century Aluminum Co.*	55,000	759,000
Dominion Diamond Corp.*	290,000	4,956,100
Haynes International, Inc.	36,000	1,605,960
Kinross Gold Corp.*	40,000	89,600
Lynas Corp., Ltd.*	300,000	9,785
Materion Corp.	482,000	18,523,260
Molycorp, Inc.*	38,000	14,641

		31,921,886

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	9,245,600
Wausau Paper Corp.	340,993	3,249,663

		12,495,263

Total Materials		269,861,647

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.3%)
Cable & Wireless Communications plc	16,000,000	14,450,784
Cincinnati Bell, Inc.*	5,119,904	18,073,261
Consolidated Communications Holdings, Inc.	35,000	714,000
New Ulm Telecom, Inc.	33,000	237,600
Verizon Communications, Inc.	80,000	3,890,400

		37,366,045

Wireless Telecommunication Services (0.5%)
Leap Wireless International, Inc.*†	412,000	778,680
NII Holdings, Inc.*	190,000	8,265
Rogers Communications, Inc., Class B	200,000	6,696,000
Shenandoah Telecommunications Co.	84,000	2,617,440
U.S. Cellular Corp.*	100,000	3,572,000
VimpelCom Ltd. (ADR)	300,000	1,572,000

		15,244,385

Total Telecommunication Services		52,610,430

Utilities (6.8%)
Electric Utilities (3.4%)
El Paso Electric Co.	726,000	28,052,640
Empire District Electric Co.	69,000	1,712,580
Great Plains Energy, Inc.	440,000	11,739,200
Otter Tail Corp.	400,000	12,868,000
PNM Resources, Inc.	1,285,000	37,522,000
Westar Energy, Inc.	260,000	10,077,600

		101,972,020

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	6,000	303,660
National Fuel Gas Co.	182,000	10,980,060
Northwest Natural Gas Co.	38,000	1,822,100
ONE Gas, Inc.	41,000	1,772,430
Southwest Gas Corp.	555,000	32,284,350

		47,162,600

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,084,000
Ormat Technologies, Inc.	86,000	3,269,720

		6,353,720

Multi-Utilities (1.4%)
Black Hills Corp.	430,000	21,689,200
NorthWestern Corp.	395,000	21,247,050

		42,936,250

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	102,550
SJW Corp.	201,204	6,219,216
York Water Co.	50,000	1,214,000

		7,535,766

Total Utilities		205,960,356

Total Common Stocks (99.7%) (Cost $1,585,349,246)		3,017,982,330

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc.
0.480%*	112,165	$2,411,548

Total Preferred Stock (0.1%) (Cost $2,411,548)		2,411,548

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22†	$44,820	42,411

Total Financials		42,411

Total Corporate Bonds		42,411

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		42,411

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $131,250)	50,000	33,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co.,expiring 8/31/16* (Cost $—)	22,758	18,206

Total Investments (99.8%) (Cost $1,587,936,864)		3,020,488,395
Other Assets Less Liabilities (0.2%)		6,832,118

Net Assets (100%)		$3,027,320,513

*	Non-income producing.

†	Securities (totaling $873,563 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,810,500	$—	$—	$2,810,500	$24,750	$—
Bel Fuse, Inc., Class A	3,005,760	394,206	—	2,640,960	7,440	—
Canterbury Park Holding Corp.	2,431,805	197,131	—	2,867,691	—	—
Edgewater Technology, Inc.	4,503,000	—	—	4,104,000	—	—
Griffin Land & Nurseries, Inc.	9,394,321	—	—	9,388,070	—	—
Ingles Markets, Inc., Class A	30,191,261	—	135,819	40,029,320	134,310	82,715
Katy Industries, Inc.	646,800	—	—	1,196,580	—	—
Oil-Dri Corp. of America	14,683,500	—	—	15,142,500	90,000	—
Rush Enterprises, Inc., Class B*	14,080,000	—	—	12,360,000	—	—
Sevcon, Inc.	4,146,905	—	—	4,331,695	—	—

	$85,893,852	$591,337	$135,819	$94,871,316	$256,500	$82,715

*	Not affiliated as of December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$773,723,429	$27,609,159	$—		$801,332,588
Consumer Staples	217,423,036	25,772,007	—		243,195,043
Energy	48,734,665	6,612,303	—		55,346,968
Financials	181,185,644	16,107,848	52,472		197,345,964
Health Care	161,470,460	—	—		161,470,460
Industrials	781,378,264	53,661,546	—		835,039,810
Information Technology	183,686,539	12,132,525	—	†	195,819,064
Materials	269,621,862	239,785	—		269,861,647
Telecommunication Services	37,143,366	14,688,384	778,680		52,610,430
Utilities	205,960,356	—	—		205,960,356
Corporate Bonds
Financials	—	—	42,411		42,411
Preferred Stocks
Information Technology	2,411,548	—	—		2,411,548
Rights
Health Care	33,900	—	—		33,900
Warrants
Financials	—	18,206	—		18,206
Total Assets	$2,862,773,069	$156,841,763	$873,563		$3,020,488,395

Total Liabilities	$—	$—	$—		$—

Total	$2,862,773,069	$156,841,763	$873,563		$3,020,488,395

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

(a)	Securities with a market value of $6,018,450 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $22,417,454 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $778,680 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

†	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,513,305,642
Aggregate gross unrealized depreciation	(89,753,412)

Net unrealized appreciation	$1,423,552,230

Federal income tax cost of investments	$1,596,936,165

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.9%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$250,308
Australia Government Bond
3.250%, 10/21/18	AUD	5,225,000	4,183,537
5.500%, 4/21/23		3,130,000	2,958,214
3.250%, 4/21/25(m)		10,820,000	8,912,286
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	110,152
2.875%, 2/24/22		94,000	95,379
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	151,965
National Australia Bank Ltd.
2.000%, 11/12/20(m)	EUR	300,000	346,285
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,600,000	1,460,095
Queensland Treasury Corp.
5.750%, 7/22/24(m)		1,089,000	1,028,871
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	190,203
Telstra Corp., Ltd.
3.750%, 5/16/22(m)	EUR	151,000	195,797
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24		445,000	506,114
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	100,493
4.625%, 6/1/18		38,000	40,611
2.250%, 1/17/19		100,000	101,860

Total Australia			20,632,170

Bermuda (0.2%)
Bacardi Ltd.
2.750%, 7/3/23(m)	EUR	380,000	457,636
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	106,085
Ooredoo International Finance Ltd.
5.000%, 10/19/25(m)		200,000	221,700
Weatherford International Ltd.
9.625%, 3/1/19		56,000	63,601

Total Bermuda			849,022

Brazil (2.0%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/19	BRL	4,290,000	1,223,726
Series NTNF
10.000%, 1/1/17		15,400,000	4,578,497
BRF S.A.
7.750%, 5/22/18§		1,700,000	435,447
Embraer S.A.
5.150%, 6/15/22		$28,000	29,015
Federative Republic of Brazil
8.000%, 1/15/18(b)		181,667	196,200
5.875%, 1/15/19		167,000	184,117
2.625%, 1/5/23		200,000	179,700

Total Brazil			6,826,702

Canada (2.0%)
Agrium, Inc.
3.150%, 10/1/22		19,000	19,019
Bank of Montreal
2.375%, 1/25/19		150,000	153,098
Bank of Nova Scotia
2.050%, 10/30/18		150,000	151,730
Barrick Gold Corp.
6.950%, 4/1/19		$150,000	175,342
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	4,000,000	3,476,215
Canadian Government Bond
1.625%, 2/27/19		$150,000	152,226
Canadian National Railway Co.
5.550%, 5/15/18		95,000	106,648
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	41,103
Enbridge, Inc.
3.500%, 6/10/24		100,000	97,273
Export Development Canada
1.750%, 8/19/19		150,000	152,565
Goldcorp, Inc.
2.125%, 3/15/18		94,000	94,394
3.625%, 6/9/21		100,000	101,677
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,441
Hydro-Quebec
2.000%, 6/30/16		113,000	114,908
8.400%, 1/15/22		75,000	100,425
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	216,639
Province of New Brunswick
2.750%, 6/15/18		38,000	39,507
Province of Ontario
2.000%, 9/27/18		250,000	255,665
Province of Quebec
2.625%, 2/13/23		94,000	96,589
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	87,009
Royal Bank of Canada
1.450%, 9/9/16		100,000	100,921
1.200%, 1/23/17		150,000	150,594
1.250%, 6/16/17		200,000	200,590
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	84,738
Teck Resources Ltd.
3.850%, 8/15/17		19,000	19,591
4.500%, 1/15/21		75,000	76,127
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	249,924
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	151,575
2.250%, 11/5/19		100,000	101,693
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	121,315

Total Canada			6,940,541

Cayman Islands (0.4%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§		250,000	249,487
3.600%, 11/28/24§		250,000	249,317
Baidu, Inc.
2.750%, 6/9/19		200,000	201,778
Brakes Capital
7.125%, 12/15/18§	GBP	100,000	150,209
7.125%, 12/15/18(m)		180,000	270,376
Noble Holding International Ltd.
4.625%, 3/1/21		$75,000	70,418
Seagate HDD Cayman
4.750%, 6/1/23		25,000	26,223
4.750%, 1/1/25§		50,000	51,603

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Vale Overseas Ltd.
4.375%, 1/11/22		$38,000	$36,382
XLIT Ltd.
6.375%, 11/15/24		100,000	123,131

Total Cayman Islands			1,428,924

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	77,484
4.125%, 1/16/25		100,000	95,400
Republic of Colombia
7.375%, 3/18/19		150,000	177,225
4.000%, 2/26/24		200,000	206,200

Total Colombia			556,309

Czech Republic (0.1%)
EP Energy A/S
5.875%, 11/1/19(m)	EUR	376,000	462,545

France (1.3%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24(m)		600,000	745,999
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	102,022
5.000%, 1/15/21		131,000	148,275
BPCE S.A.
2.500%, 7/15/19		250,000	254,537
France Government Bond OAT
1.750%, 11/25/24	EUR	2,025,000	2,448,857
Orange S.A.
2.750%, 9/14/16		$200,000	204,429
Sanofi S.A.
1.250%, 4/10/18		75,000	74,986
4.000%, 3/29/21		94,000	103,128
Total Capital International S.A.
2.125%, 1/10/19		100,000	101,930
2.700%, 1/25/23		113,000	112,616
Total Capital S.A.
4.450%, 6/24/20		75,000	83,973

Total France			4,380,752

Germany (2.4%)
Deutsche Bank AG/London
1.400%, 2/13/17		100,000	100,296
6.000%, 9/1/17		150,000	165,186
1.875%, 2/13/18		150,000	150,349
2.500%, 2/13/19		100,000	101,616
FMS Wertmanagement AoeR
0.625%, 1/30/17		250,000	249,554
HP Pelzer Holding GmbH
7.500%, 7/15/21§	EUR	300,000	347,171
KfW
0.500%, 4/19/16		$376,000	376,027
1.250%, 2/15/17		188,000	189,791
0.750%, 3/17/17		400,000	399,825
1.000%, 1/26/18		150,000	149,741
1.875%, 4/1/19		3,000,000	3,066,439
2.750%, 9/8/20		564,000	594,004
2.000%, 10/4/22		188,000	189,301
5.000%, 3/19/24	AUD	1,790,000	1,599,636
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$113,000	115,299
5.125%, 2/1/17		56,000	60,489
Volkswagen Leasing GmbH
2.625%, 1/15/24(m)	EUR	500,000	613,247

Total Germany			8,467,971

Ireland (0.3%)
GE Capital UK Funding
5.125%, 5/24/23	GBP	200,000	355,440
4.125%, 9/13/23(m)		430,000	719,187

Total Ireland			1,074,627

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21§		$200,000	213,500
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		45,000	44,775

Total Israel			258,275

Italy (2.6%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	210,084
Italy Buoni Poliennali Del Tesoro
2.150%, 12/15/21	EUR	1,775,000	2,064,029
3.750%, 9/1/24		1,895,000	2,491,454
2.500%, 12/1/24		3,280,000	3,928,842
Marcolin S.p.A.
8.500%, 11/15/19(m)		200,000	229,588
Republic of Italy
5.250%, 9/20/16		$244,000	258,459

Total Italy			9,182,456

Japan (0.1%)
Japan Bank for International Cooperation
2.500%, 5/18/16		100,000	102,170
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	112,401
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	255,295

Total Japan			469,866

Luxembourg (0.3%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	250,227
3.800%, 3/15/25		150,000	154,395
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	225,000	252,842
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	104,827
Gestamp Funding Luxembourg S.A.
5.875%, 5/31/20(m)	EUR	215,000	244,183
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	93,976
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	84,201

Total Luxembourg			1,184,651

Mexico (2.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		113,000	128,054
3.000%, 7/12/21	EUR	526,000	638,700
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	171,964
3.125%, 1/23/19		150,000	153,000
3.500%, 1/30/23		94,000	91,791
4.875%, 1/18/24		100,000	105,850
United Mexican States
4.750%, 6/14/18	MXN	102,600,000	6,709,509

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 1/15/20		$150,000	$168,000
3.500%, 1/21/21		50,000	51,938
4.000%, 10/2/23		150,000	158,700

Total Mexico			8,377,506

Netherlands (1.2%)
ASML Holding N.V.
3.375%, 9/19/23(m)	EUR	450,000	575,711
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.625%, 12/1/23		$250,000	270,728
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22(m)	EUR	100,000	128,613
2.875%, 3/11/24(m)		500,000	617,800
Grupo Isolux Corsan Finance B.V.
6.625%, 4/15/21§		200,000	188,975
6.625%, 4/15/21(m)		200,000	188,975
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	99,520
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	235,131
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	370,040
Petrobras Global Finance B.V.
7.875%, 3/15/19		169,000	172,035
5.750%, 1/20/20		105,000	96,789
5.375%, 1/27/21		231,000	209,552
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20(m)	EUR	200,000	225,802
Schaeffler Finance B.V.
3.500%, 5/15/22(m)		350,000	387,627
3.250%, 5/15/25(b)§		200,000	214,562
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	208,442
3.400%, 8/12/23		50,000	52,992

Total Netherlands			4,243,294

New Zealand (2.0%)
New Zealand Government Bond
5.500%, 4/15/23(m)	NZD	7,925,000	6,865,873

Norway (0.2%)
Lock A/S
7.000%, 8/15/21§	EUR	300,000	347,545
Statoil ASA
3.125%, 8/17/17		$38,000	39,780
5.250%, 4/15/19		94,000	106,462
3.700%, 3/1/24		100,000	106,421

Total Norway			600,208

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	92,015

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	224,895
10.625%, 3/16/25		100,000	162,750

Total Philippines			387,645

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	264,831
5.000%, 3/23/22		38,000	43,644
4.000%, 10/25/23	PLN	23,000,000	6,906,130
4.000%, 1/22/24		$100,000	109,632

Total Poland			7,324,237

Singapore (0.9%)
Singapore Government Bond
3.000%, 9/1/24	SGD	4,125,000	3,183,135

South Africa (1.2%)
Republic of South Africa
5.500%, 3/9/20		$200,000	219,500
7.750%, 2/28/23	ZAR	48,600,000	4,045,171

Total South Africa			4,264,671

South Korea (1.9%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	258,106
Republic of Korea
2.000%, 3/10/20	KRW	2,155,000,000	1,959,687
5.250%, 3/10/27		3,700,000,000	4,373,713

Total South Korea			6,591,506

Spain (3.7%)
Spain Government Bond
1.600%, 4/30/25(m)	EUR	10,865,000	12,108,655
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$113,000	120,149
5.597%, 3/12/20(m)	GBP	400,000	685,428
5.462%, 2/16/21		$94,000	107,244

Total Spain			13,021,476

Supranational (2.4%)
Asian Development Bank
1.750%, 9/11/18		100,000	101,594
EUROFIMA
6.250%, 12/28/18(m)	AUD	750,000	648,337
European Bank for Reconstruction & Development
1.625%, 11/15/18		$200,000	202,070
European Investment Bank
0.625%, 4/15/16		250,000	250,448
5.125%, 9/13/16		75,000	79,887
1.125%, 12/15/16		250,000	251,953
0.875%, 4/18/17		500,000	500,993
1.000%, 8/17/17		350,000	351,069
1.000%, 12/15/17		376,000	376,429
1.875%, 2/10/25		200,000	196,579
Inter-American Development Bank
5.125%, 9/13/16		197,000	209,865
3.875%, 2/14/20		94,000	104,305
International Bank for Reconstruction & Development
0.500%, 5/16/16		250,000	250,187
2.250%, 6/24/21		200,000	206,351
1.625%, 2/10/22		3,800,000	3,753,156
2.125%, 2/13/23		131,000	132,558
International Finance Corp.
0.625%, 12/21/17		376,000	372,389
1.250%, 7/16/18		150,000	150,405
Nordic Investment Bank
0.750%, 1/17/18		376,000	372,918

Total Supranational			8,511,493

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	253,291
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	59,810

Total Sweden			313,101

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Switzerland (0.2%)
Credit Suisse AG/New York
4.375%, 8/5/20		$250,000	$277,229
UBS AG/Connecticut
5.875%, 7/15/16		100,000	105,933
2.375%, 8/14/19		250,000	251,436

Total Switzerland			634,598

Turkey (1.2%)
Republic of Turkey
6.300%, 2/14/18	TRY	9,800,000	3,582,313
6.750%, 4/3/18		$338,000	374,335
3.250%, 3/23/23		200,000	188,500
7.375%, 2/5/25		100,000	123,750

Total Turkey			4,268,898

United Kingdom (5.3%)
AA Bond Co., Ltd.
4.249%, 7/31/20(m)	GBP	400,000	633,113
Abbey National Treasury Services plc/London
2.350%, 9/10/19		$150,000	152,274
2.375%, 3/16/20		700,000	702,828
AstraZeneca plc
5.900%, 9/15/17		75,000	83,434
Barclays Bank plc
5.140%, 10/14/20		131,000	145,408
Barclays plc
2.750%, 11/8/19		250,000	252,491
BP Capital Markets plc
2.237%, 5/10/19		150,000	151,459
2.521%, 1/15/20		50,000	50,792
2.315%, 2/13/20		200,000	201,178
4.500%, 10/1/20		38,000	42,014
3.062%, 3/17/22		130,000	131,945
3.245%, 5/6/22		75,000	76,994
Brighthouse Group plc
7.875%, 5/15/18(m)	GBP	220,000	298,608
British Telecommunications plc
5.950%, 1/15/18		$100,000	111,848
Delphi Automotive plc
1.500%, 3/10/25	EUR	500,000	535,978
Diageo Capital plc
5.500%, 9/30/16		$113,000	120,860
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	663,826
GHD Bondco plc
7.000%, 4/15/20§		150,000	198,612
7.000%, 4/15/20(m)		150,000	198,612
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,704
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	200,000	229,439
7.125%, 2/14/24(m)	GBP	250,000	482,738
HSBC Holdings plc
5.100%, 4/5/21		$150,000	170,884
Imperial Tobacco Finance plc
2.250%, 2/26/21(m)	EUR	600,000	685,805
Jaguar Land Rover Automotive plc
3.500%, 3/15/20(b)§		$200,000	198,760
5.000%, 2/15/22(m)	GBP	150,000	238,920
Lloyds Bank plc
2.300%, 11/27/18		$200,000	203,496
R&R Ice Cream plc
5.500%, 5/15/20(m)	GBP	300,000	455,077
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	116,278
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,731
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	108,597
Sky plc
3.125%, 11/26/22§		150,000	149,782
TES Finance plc
6.750%, 7/15/20(m)	GBP	300,000	430,601
Tesco plc
6.125%, 2/24/22		355,000	596,198
Twinkle Pizza plc
6.625%, 8/1/21(m)		250,000	390,274
United Kingdom Gilt
2.750%, 9/7/24(m)		4,710,000	7,691,923
4.750%, 12/7/30(m)		300,000	612,882
United Utilities Water Ltd.
5.750%, 3/25/22		250,000	450,133
Vodafone Group plc
5.450%, 6/10/19		$113,000	128,198
2.950%, 2/19/23		94,000	92,389
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	154,288
WPP Finance 2010
3.750%, 9/19/24		$50,000	52,010

Total United Kingdom			18,566,381

United States (55.2%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	65,104
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	95,893
Abbott Laboratories
2.550%, 3/15/22		90,000	90,331
AbbVie, Inc.
2.000%, 11/6/18		131,000	131,221
2.900%, 11/6/22		131,000	129,914
ACE INA Holdings, Inc.
3.350%, 5/15/24		100,000	104,164
Actavis, Inc.
3.250%, 10/1/22		75,000	74,986
Aetna, Inc.
2.200%, 3/15/19		250,000	252,188
Aflac, Inc.
2.650%, 2/15/17		150,000	154,618
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	57,014
Albemarle Corp.
3.000%, 12/1/19		150,000	151,199
1.875%, 12/8/21(m)	EUR	350,000	386,277
Allstate Corp.
3.150%, 6/15/23		$94,000	96,850
Altria Group, Inc.
9.250%, 8/6/19		42,000	53,663
2.950%, 5/2/23		94,000	93,768
4.000%, 1/31/24		100,000	107,619
Amazon.com, Inc.
2.600%, 12/5/19		100,000	102,264
3.300%, 12/5/21		100,000	103,990
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	100,607
American Express Co.
7.000%, 3/19/18		103,000	118,770

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
2.650%, 12/2/22		$203,000	$201,942
American Express Credit Corp.
1.125%, 6/5/17		200,000	200,223
American Honda Finance Corp.
1.125%, 10/7/16		250,000	251,155
American International Group, Inc.
5.850%, 1/16/18		94,000	105,133
4.875%, 6/1/22		150,000	170,354
American Tower Corp.
5.050%, 9/1/20		113,000	124,466
5.000%, 2/15/24		100,000	109,266
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	107,983
4.000%, 10/15/23		100,000	108,127
Amgen, Inc.
2.300%, 6/15/16		19,000	19,276
3.450%, 10/1/20		188,000	198,350
3.625%, 5/15/22		56,000	59,171
4.000%, 9/13/29(m)	GBP	400,000	645,984
Amphenol Corp.
2.550%, 1/30/19		$75,000	76,215
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	42,286
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17		100,000	100,558
1.250%, 1/17/18		150,000	149,875
2.150%, 2/1/19		250,000	254,288
2.625%, 1/17/23		94,000	92,504
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	52,249
Anthem, Inc.
2.300%, 7/15/18		250,000	253,741
2.250%, 8/15/19		100,000	100,306
Aon Corp.
5.000%, 9/30/20		113,000	126,954
Apache Corp.
5.625%, 1/15/17		85,000	91,670
Apple, Inc.
1.000%, 5/3/18		94,000	93,384
2.100%, 5/6/19		150,000	153,410
2.850%, 5/6/21		250,000	260,344
2.150%, 2/9/22		100,000	98,783
Applied Materials, Inc.
4.300%, 6/15/21		75,000	81,527
Arrow Electronics, Inc.
3.500%, 4/1/22		900,000	900,187
Associates Corp. of North America
6.950%, 11/1/18		38,000	44,262
AT&T, Inc.
5.500%, 2/1/18		64,000	70,454
5.800%, 2/15/19		188,000	212,923
3.875%, 8/15/21		113,000	119,475
2.625%, 12/1/22		94,000	91,494
Atmos Energy Corp.
8.500%, 3/15/19		56,000	69,549
Autodesk, Inc.
1.950%, 12/15/17		28,000	28,014
AutoZone, Inc.
4.000%, 11/15/20		94,000	101,050
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	106,134
Baltimore Gas & Electric Co.
5.900%, 10/1/16		94,000	100,933
Bank of America Corp.
3.750%, 7/12/16		55,000	56,778
5.625%, 10/14/16		115,000	122,571
5.700%, 5/2/17		250,000	269,829
5.650%, 5/1/18		390,000	431,986
2.600%, 1/15/19		200,000	203,472
2.650%, 4/1/19		100,000	101,879
7.625%, 6/1/19		190,000	229,391
5.625%, 7/1/20		190,000	218,807
4.125%, 1/22/24		100,000	107,149
4.200%, 8/26/24		100,000	103,309
4.000%, 1/22/25		100,000	100,771
Bank of New York Mellon Corp.
4.150%, 2/1/21		113,000	125,431
3.000%, 2/24/25		65,000	65,872
Baxter International, Inc.
5.375%, 6/1/18		113,000	126,090
BB&T Corp.
2.250%, 2/1/19		100,000	101,798
2.450%, 1/15/20		100,000	101,644
Bear Stearns Cos. LLC
4.650%, 7/2/18		75,000	81,427
Becton Dickinson and Co.
1.800%, 12/15/17		100,000	100,693
2.675%, 12/15/19		150,000	153,460
Berkshire Hathaway Energy Co.
5.750%, 4/1/18		56,000	62,917
2.000%, 11/15/18		130,000	131,188
2.400%, 2/1/20		150,000	151,734
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	97,806
Boeing Capital Corp.
2.900%, 8/15/18		94,000	98,156
Boston Properties LP
5.625%, 11/15/20		100,000	117,030
Boston Scientific Corp.
2.650%, 10/1/18		100,000	101,035
Bristol-Myers Squibb Co.
1.750%, 3/1/19		100,000	100,220
2.000%, 8/1/22		94,000	90,508
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		75,000	84,144
3.050%, 3/15/22		94,000	97,137
3.750%, 4/1/24		25,000	26,814
CA, Inc.
2.875%, 8/15/18		100,000	102,452
Capital One Bank USA N.A.
3.375%, 2/15/23		300,000	303,689
Cardinal Health, Inc.
3.200%, 6/15/22		75,000	76,899
Caterpillar Financial Services Corp.
1.350%, 9/6/16		100,000	100,930
7.150%, 2/15/19		60,000	71,845
2.100%, 6/9/19		250,000	252,122
Caterpillar, Inc.
2.600%, 6/26/22		56,000	56,531
CBS Corp.
5.750%, 4/15/20		94,000	107,949
Celgene Corp.
3.950%, 10/15/20		19,000	20,496
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		65,000	71,942
CF Industries, Inc.
7.125%, 5/1/20		56,000	67,480

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Charles Schwab Corp.
3.225%, 9/1/22		$188,000	$195,899
Chevron Corp.
2.193%, 11/15/19		285,000	290,214
3.191%, 6/24/23		75,000	78,001
Chubb Corp.
6.375%, 3/29/67(l)		38,000	40,375
Cigna Corp.
4.500%, 3/15/21		94,000	104,051
Cintas Corp. No. 2
2.850%, 6/1/16		113,000	115,562
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	209,837
Citigroup, Inc.
1.300%, 4/1/16		188,000	188,688
1.750%, 5/1/18		94,000	93,840
8.500%, 5/22/19		188,000	234,111
5.375%, 8/9/20		38,000	43,482
3.875%, 10/25/23		100,000	105,551
3.750%, 6/16/24		200,000	208,789
Clorox Co.
3.500%, 12/15/24		100,000	102,138
CNA Financial Corp.
5.875%, 8/15/20		56,000	64,428
Coca-Cola Co.
1.800%, 9/1/16		75,000	76,254
3.150%, 11/15/20		169,000	179,321
3.200%, 11/1/23		100,000	104,579
Colgate-Palmolive Co.
1.500%, 11/1/18		100,000	100,950
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	55,211
Comcast Corp.
6.500%, 1/15/17		75,000	82,274
5.150%, 3/1/20		94,000	107,981
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	158,766
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21		95,000	105,535
ConAgra Foods, Inc.
3.200%, 1/25/23		68,000	66,308
Connecticut Light & Power Co.
2.500%, 1/15/23		94,000	93,820
ConocoPhillips Co.
2.875%, 11/15/21		80,000	81,942
2.400%, 12/15/22		94,000	92,193
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18		131,000	148,042
Consumers Energy Co.
6.700%, 9/15/19		94,000	113,080
Continental Resources, Inc.
4.500%, 4/15/23		50,000	48,355
3.800%, 6/1/24		100,000	92,075
Corning, Inc.
4.250%, 8/15/20		56,000	61,749
Costco Wholesale Corp.
5.500%, 3/15/17		38,000	41,521
2.250%, 2/15/22		55,000	54,698
Credit Suisse USA, Inc.
5.850%, 8/16/16		75,000	80,026
CRH America, Inc.
6.000%, 9/30/16		113,000	120,803
CSX Corp.
7.375%, 2/1/19		98,000	117,737
CVS Health Corp.
5.750%, 6/1/17		51,000	56,091
2.250%, 12/5/18		250,000	255,516
Danaher Corp.
2.300%, 6/23/16		94,000	96,008
3.900%, 6/23/21		38,000	41,674
Deere & Co.
4.375%, 10/16/19		131,000	145,458
2.600%, 6/8/22		38,000	38,116
Delphi Corp.
4.150%, 3/15/24		100,000	106,000
Devon Energy Corp.
4.000%, 7/15/21		113,000	120,781
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		188,000	204,512
3.950%, 1/15/25		100,000	102,949
Discover Financial Services
3.950%, 11/6/24		100,000	101,625
Discovery Communications LLC
5.050%, 6/1/20		38,000	42,241
4.375%, 6/15/21		38,000	40,840
1.900%, 3/19/27	EUR	525,000	563,670
Dollar General Corp.
1.875%, 4/15/18		$56,000	55,433
Dominion Gas Holdings LLC
1.050%, 11/1/16		100,000	100,090
3.600%, 12/15/24		50,000	51,949
Dominion Resources, Inc.
2.500%, 12/1/19		300,000	305,559
Dow Chemical Co.
8.550%, 5/15/19		113,000	141,226
4.250%, 11/15/20		94,000	102,739
DTE Energy Co.
6.350%, 6/1/16		34,000	36,079
2.400%, 12/1/19		150,000	151,997
Duke Energy Corp.
3.950%, 10/15/23		100,000	108,683
Duke Energy Indiana, Inc.
3.750%, 7/15/20		38,000	41,344
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		56,000	60,184
Eastman Chemical Co.
3.600%, 8/15/22		75,000	77,819
Eaton Corp.
2.750%, 11/2/22		94,000	94,260
eBay, Inc.
3.250%, 10/15/20		38,000	39,219
Ecolab, Inc.
4.350%, 12/8/21		94,000	103,407
Edison International
3.750%, 9/15/17		19,000	20,109
EMC Corp.
1.875%, 6/1/18		150,000	151,602
Emerson Electric Co.
2.625%, 2/15/23		94,000	94,166
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	160,752
Entergy Corp.
5.125%, 9/15/20		113,000	125,907
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	151,513

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.350%, 3/15/23	$94,000	$94,863
3.900%, 2/15/24	50,000	52,677
EOG Resources, Inc.
5.625%, 6/1/19	28,000	32,214
4.100%, 2/1/21	75,000	81,881
EQT Corp.
4.875%, 11/15/21	94,000	98,712
Essex Portfolio LP
3.875%, 5/1/24	100,000	104,907
Expedia, Inc.
5.950%, 8/15/20	56,000	63,073
Express Scripts Holding Co.
2.250%, 6/15/19	150,000	150,580
3.900%, 2/15/22	94,000	99,772
Exxon Mobil Corp.
1.305%, 3/6/18	100,000	100,507
2.397%, 3/6/22	100,000	100,919
3.176%, 3/15/24	100,000	105,495
Federal Farm Credit Bank
4.875%, 1/17/17	383,000	412,302
Federal Home Loan Bank
5.250%, 6/5/17	1,015,000	1,112,713
Federal Home Loan Mortgage Corp.
0.500%, 5/13/16	251,000	251,336
2.000%, 8/25/16	131,000	133,722
0.875%, 10/14/16	500,000	502,526
5.125%, 11/17/17	275,000	305,612
0.875%, 3/7/18	500,000	498,779
2.375%, 1/13/22	1,614,000	1,667,697
Federal National Mortgage Association
1.250%, 9/28/16	400,000	404,471
5.375%, 6/12/17	488,000	537,281
0.875%, 5/21/18	188,000	187,318
1.875%, 9/18/18	250,000	256,454
1.625%, 11/27/18	350,000	355,338
1.750%, 6/20/19	800,000	812,821
1.750%, 9/12/19	500,000	507,931
2.625%, 9/6/24	200,000	207,356
FedEx Corp.
2.300%, 2/1/20	60,000	60,833
2.625%, 8/1/22	19,000	19,028
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	75,346
Fifth Third Bancorp
2.300%, 3/1/19	75,000	75,895
Financing Corp.
9.800%, 4/6/18	150,000	189,474
Fiserv, Inc.
4.750%, 6/15/21	56,000	62,159
Florida Power & Light Co.
3.250%, 6/1/24	100,000	105,411
Flowserve Corp.
4.000%, 11/15/23	50,000	52,401
Ford Motor Credit Co. LLC
4.250%, 2/3/17	200,000	210,012
3.000%, 6/12/17	200,000	206,096
1.724%, 12/6/17	250,000	249,779
2.875%, 10/1/18	200,000	206,083
Freeport-McMoRan, Inc.
2.375%, 3/15/18	100,000	99,703
3.100%, 3/15/20	94,000	91,467
3.550%, 3/1/22	94,000	86,822
Gap, Inc.
5.950%, 4/12/21	56,000	64,057
GATX Corp.
2.375%, 7/30/18	94,000	94,997
General Dynamics Corp.
3.875%, 7/15/21	38,000	41,583
2.250%, 11/15/22	56,000	54,798
General Electric Capital Corp.
1.500%, 7/12/16	188,000	189,456
5.400%, 2/15/17	113,000	122,290
1.250%, 5/15/17	250,000	251,123
5.625%, 9/15/17	38,000	42,010
6.000%, 8/7/19	150,000	175,807
5.300%, 2/11/21	263,000	303,684
3.100%, 1/9/23	75,000	77,073
6.375%, 11/15/67(l)	75,000	81,000
General Electric Co.
5.250%, 12/6/17	75,000	82,942
2.700%, 10/9/22	75,000	76,254
General Mills, Inc.
5.650%, 2/15/19	94,000	106,524
2.200%, 10/21/19	100,000	100,830
Georgia Power Co.
3.000%, 4/15/16	94,000	96,246
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	126,304
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	94,000	106,197
2.800%, 3/18/23	94,000	94,494
Goldman Sachs Group, Inc.
5.625%, 1/15/17	207,000	221,907
6.150%, 4/1/18	282,000	316,965
2.625%, 1/31/19	275,000	280,451
2.550%, 10/23/19	100,000	100,981
6.000%, 6/15/20	188,000	219,365
3.625%, 1/22/23	56,000	57,872
3.850%, 7/8/24	150,000	157,030
Google, Inc.
2.125%, 5/19/16	75,000	76,435
Great Plains Energy, Inc.
4.850%, 6/1/21	38,000	42,386
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	56,000	64,154
HCP, Inc.
6.000%, 1/30/17	96,000	103,922
2.625%, 2/1/20	94,000	94,104
3.400%, 2/1/25	150,000	146,571
Health Care REIT, Inc.
4.700%, 9/15/17	188,000	202,031
Hewlett-Packard Co.
5.500%, 3/1/18	225,000	249,284
2.750%, 1/14/19	100,000	102,285
Historic TW, Inc.
6.875%, 6/15/18	38,000	44,199
Home Depot, Inc.
2.000%, 6/15/19	250,000	253,893
Honeywell International, Inc.
5.300%, 3/1/18	64,000	71,519
Hospitality Properties Trust
6.300%, 6/15/16	97,000	100,260
HSBC Finance Corp.
6.676%, 1/15/21	83,000	98,680
HSBC USA, Inc.
1.625%, 1/16/18	100,000	100,153
2.250%, 6/23/19	300,000	303,324

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$75,000	$87,459
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	40,862
Intel Corp.
3.300%, 10/1/21		94,000	99,972
2.700%, 12/15/22		75,000	74,959
International Business Machines Corp.
0.450%, 5/6/16		131,000	130,901
1.950%, 2/12/19		150,000	152,244
3.625%, 2/12/24		150,000	159,279
International Paper Co.
7.500%, 8/15/21		94,000	118,787
4.750%, 2/15/22		56,000	61,860
3.650%, 6/15/24		100,000	102,084
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	203,476
Jefferies Group LLC
5.125%, 4/13/18		$75,000	79,173
JM Smucker Co.
3.000%, 3/15/22§		135,000	136,619
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,706
1.125%, 6/12/17		250,000	250,834
Johnson & Johnson
2.450%, 12/5/21		100,000	103,769
3.375%, 12/5/23		50,000	53,767
JPMorgan Chase & Co.
1.350%, 2/15/17		150,000	150,590
1.625%, 5/15/18		94,000	93,559
2.250%, 1/23/20		100,000	100,020
4.250%, 10/15/20		376,000	409,304
3.250%, 9/23/22		301,000	307,537
3.200%, 1/25/23		131,000	133,099
3.625%, 5/13/24		100,000	103,994
3.875%, 9/10/24		150,000	153,627
3.125%, 1/23/25		100,000	100,280
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	276,738
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,350
Kellogg Co.
4.000%, 12/15/20		94,000	101,290
KeyCorp
5.100%, 3/24/21		75,000	85,342
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	151,089
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	174,888
6.500%, 4/1/20		75,000	85,417
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	252,870
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	94,477
Kohl’s Corp.
4.750%, 12/15/23		50,000	54,884
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	111,406
Kroger Co.
6.150%, 1/15/20		94,000	109,929
L-3 Communications Corp.
3.950%, 11/15/16		56,000	58,132
4.950%, 2/15/21		56,000	61,872
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	101,872
3.200%, 2/1/22		50,000	50,493
Lam Research Corp.
3.800%, 3/15/25		680,000	683,801
Leucadia National Corp.
5.500%, 10/18/23		50,000	51,385
LG&E and KU Energy LLC
3.750%, 11/15/20		75,000	79,307
Liberty Property LP
4.125%, 6/15/22		56,000	58,833
Life Technologies Corp.
5.000%, 1/15/21		75,000	83,389
Lincoln National Corp.
4.850%, 6/24/21		56,000	62,416
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	124,140
Lorillard Tobacco Co.
6.875%, 5/1/20		38,000	44,896
Lowe’s Cos., Inc.
5.400%, 10/15/16		56,000	59,876
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	103,500
Marathon Oil Corp.
2.800%, 11/1/22		75,000	72,721
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	105,645
Marriott International, Inc.
3.125%, 10/15/21		100,000	102,401
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	103,145
McDonald’s Corp.
5.350%, 3/1/18		75,000	83,712
3.250%, 6/10/24		150,000	155,760
McKesson Corp.
2.284%, 3/15/19		150,000	151,547
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	43,789
4.125%, 9/15/20		75,000	80,829
Medtronic, Inc.
2.500%, 3/15/20§		150,000	153,050
4.450%, 3/15/20		94,000	104,462
3.150%, 3/15/22§		55,000	57,107
2.750%, 4/1/23		56,000	56,195
3.500%, 3/15/25§		100,000	104,509
Merck & Co., Inc.
1.300%, 5/18/18		94,000	94,014
1.850%, 2/10/20		150,000	150,848
2.350%, 2/10/22		30,000	30,095
MetLife, Inc.
6.817%, 8/15/18		68,000	79,391
4.750%, 2/8/21		100,000	113,074
Microsoft Corp.
1.000%, 5/1/18		113,000	112,771
1.625%, 12/6/18		150,000	152,008
3.000%, 10/1/20		56,000	59,548
2.375%, 2/12/22		60,000	60,365
Mondelez International, Inc.
2.250%, 2/1/19		100,000	101,156
Monsanto Co.
1.150%, 6/30/17		150,000	150,419
2.750%, 7/15/21		35,000	35,718
Moody’s Corp.
4.500%, 9/1/22		19,000	20,669

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley
2.500%, 1/24/19		$150,000	$152,265
7.300%, 5/13/19		282,000	337,095
2.375%, 7/23/19		150,000	150,886
5.500%, 1/26/20		150,000	169,988
5.750%, 1/25/21		188,000	219,537
3.750%, 2/25/23		56,000	58,604
4.100%, 5/22/23		100,000	103,929
1.750%, 1/30/25	EUR	350,000	388,088
Mosaic Co.
4.250%, 11/15/23		$100,000	106,721
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	57,202
MUFG Americas Holdings Corp.
3.000%, 2/10/25		150,000	147,952
Murphy Oil Corp.
3.700%, 12/1/22		75,000	68,325
Murray Street Investment Trust I
4.647%, 3/9/17(e)		94,000	99,721
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	90,357
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		75,000	84,193
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	111,105
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	103,886
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17		75,000	81,599
2.150%, 2/1/19		200,000	203,048
NBCUniversal Media LLC
2.875%, 4/1/16		250,000	255,237
4.375%, 4/1/21		150,000	166,284
2.875%, 1/15/23		94,000	95,436
NetApp, Inc.
2.000%, 12/15/17		38,000	38,088
3.375%, 6/15/21		100,000	101,688
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ
1.096%, 6/15/16		50,000	49,875
Newmont Mining Corp.
3.500%, 3/15/22		94,000	90,684
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19		150,000	152,405
NiSource Finance Corp.
6.125%, 3/1/22		100,000	120,160
Noble Energy, Inc.
4.150%, 12/15/21		94,000	98,899
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	118,693
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	19,967
Occidental Petroleum Corp.
2.700%, 2/15/23		94,000	93,868
Omnicom Group, Inc.
5.900%, 4/15/16		38,000	39,728
4.450%, 8/15/20		38,000	41,733
3.625%, 5/1/22		19,000	19,887
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19		150,000	150,402
ONEOK Partners LP
8.625%, 3/1/19		94,000	110,959
Oracle Corp.
5.750%, 4/15/18		188,000	212,787
2.250%, 10/8/19		250,000	254,416
2.500%, 10/15/22		75,000	74,864
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	46,438
3.500%, 10/1/20		56,000	58,769
Parker-Hannifin Corp.
3.300%, 11/21/24		100,000	104,741
PepsiCo, Inc.
5.000%, 6/1/18		94,000	104,390
7.900%, 11/1/18		19,000	23,008
2.750%, 3/1/23		200,000	202,094
Pfizer, Inc.
4.650%, 3/1/18		38,000	41,659
6.200%, 3/15/19		94,000	110,004
2.100%, 5/15/19		100,000	101,615
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	84,765
3.600%, 11/15/23		50,000	53,345
Phillips 66
2.950%, 5/1/17		56,000	57,994
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	40,481
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	90,118
3.850%, 10/15/23		150,000	153,872
PNC Bank N.A.
2.950%, 2/23/25		250,000	250,113
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	51,168
Precision Castparts Corp.
2.500%, 1/15/23		38,000	37,275
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	691,858
1.800%, 3/3/27		220,000	234,985
Pride International, Inc.
8.500%, 6/15/19		$75,000	89,529
Procter & Gamble Co.
4.700%, 2/15/19		131,000	146,582
Progress Energy, Inc.
4.400%, 1/15/21		94,000	103,855
Progressive Corp.
3.750%, 8/23/21		56,000	60,851
Prologis LP
4.500%, 8/15/17		38,000	40,680
6.875%, 3/15/20		34,000	40,224
3.350%, 2/1/21		150,000	155,604
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	151,895
5.875%, 9/15/42(l)		100,000	108,500
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	151,779
3.050%, 11/15/24		100,000	103,332
Quest Diagnostics, Inc.
3.200%, 4/1/16		188,000	192,509
QVC, Inc.
3.125%, 4/1/19		250,000	251,282
Raytheon Co.
3.125%, 10/15/20		94,000	99,232
Realty Income Corp.
3.250%, 10/15/22		56,000	56,158
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	54,459

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Republic Services, Inc.
5.250%, 11/15/21	$94,000	$108,093
Reynolds American, Inc.
3.250%, 11/1/22	56,000	55,738
Roper Industries, Inc.
3.125%, 11/15/22	75,000	74,902
Rowan Cos., Inc.
4.875%, 6/1/22	28,000	27,173
Ryder System, Inc.
3.500%, 6/1/17	75,000	78,212
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	106,880
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	100,000	103,943
Sempra Energy
2.400%, 3/15/20	200,000	202,177
Senior Housing Properties Trust
3.250%, 5/1/19	100,000	101,469
Simon Property Group LP
2.200%, 2/1/19	100,000	101,650
5.650%, 2/1/20	188,000	219,145
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,714
Southern Co.
2.150%, 9/1/19	100,000	100,390
Southwest Airlines Co.
5.125%, 3/1/17	38,000	40,636
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	65,330
Southwestern Energy Co.
4.100%, 3/15/22	94,000	92,614
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	56,919
Starbucks Corp.
3.850%, 10/1/23	50,000	54,351
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	190,000	203,621
5.877%, 3/1/19	90,000	100,419
State Street Corp.
3.300%, 12/16/24	65,000	67,477
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	56,000	57,397
3.500%, 1/20/17	94,000	97,643
Synchrony Financial
2.700%, 2/3/20	25,000	25,087
3.750%, 8/15/21	50,000	51,743
Sysco Corp.
2.350%, 10/2/19	100,000	102,299
Target Corp.
6.000%, 1/15/18	100,000	112,970
2.300%, 6/26/19	250,000	255,762
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	101,549
Tennessee Valley Authority
5.500%, 7/18/17	676,000	746,601
6.250%, 12/15/17	38,000	43,448
4.500%, 4/1/18	94,000	103,478
Textron, Inc.
4.300%, 3/1/24	100,000	107,309
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	167,404
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	244,699
Time Warner, Inc.
3.550%, 6/1/24	150,000	154,989
Toyota Motor Credit Corp.
0.800%, 5/17/16	56,000	56,148
2.150%, 3/12/20	135,000	136,372
3.300%, 1/12/22	94,000	99,324
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	126,288
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	83,083
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	191,952
2.200%, 4/25/19	150,000	152,878
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	151,240
8.125%, 5/15/21	750,000	1,036,377
7.125%, 2/15/23	188,000	262,546
7.500%, 11/15/24	500,000	747,813
U.S. Treasury Notes
5.125%, 5/15/16	1,438,000	1,514,675
0.375%, 5/31/16	2,000,000	2,000,625
1.750%, 5/31/16	2,650,000	2,693,037
0.500%, 6/30/16	2,000,000	2,003,281
1.500%, 6/30/16	376,000	381,209
3.250%, 6/30/16	1,700,000	1,760,878
0.500%, 7/31/16	3,000,000	3,004,585
4.875%, 8/15/16	526,000	558,205
0.500%, 8/31/16	1,000,000	1,001,133
1.000%, 8/31/16	1,691,000	1,704,665
0.625%, 10/15/16	2,000,000	2,005,029
0.375%, 10/31/16	2,000,000	1,997,119
3.125%, 10/31/16	465,000	484,583
0.500%, 11/30/16	4,500,000	4,501,538
2.750%, 11/30/16	2,000,000	2,075,283
0.625%, 12/31/16	1,500,000	1,503,457
0.875%, 12/31/16	2,500,000	2,516,614
0.750%, 1/15/17	300,000	301,239
3.000%, 2/28/17	2,400,000	2,511,797
3.250%, 3/31/17	406,000	427,545
0.875%, 4/30/17	503,000	505,859
0.625%, 5/31/17	1,014,000	1,014,000
2.750%, 5/31/17	1,127,000	1,178,177
0.875%, 6/15/17	1,500,000	1,507,910
0.750%, 6/30/17	1,000,000	1,002,051
2.500%, 6/30/17	1,987,000	2,068,672
4.750%, 8/15/17	2,776,000	3,041,265
0.625%, 8/31/17	1,691,000	1,687,697
1.875%, 8/31/17	1,623,000	1,668,172
1.875%, 9/30/17	841,000	864,481
0.750%, 10/31/17	1,127,000	1,126,648
1.875%, 10/31/17	1,089,000	1,119,947
4.250%, 11/15/17	1,063,000	1,158,649
0.750%, 12/31/17	693,000	691,545
2.750%, 12/31/17	2,149,000	2,261,990
0.750%, 2/28/18	1,503,000	1,497,613
2.750%, 2/28/18	939,000	989,472
1.000%, 3/15/18	500,000	501,719
0.625%, 4/30/18	318,000	315,019
2.625%, 4/30/18	939,000	987,426
1.375%, 6/30/18	376,000	380,583
1.375%, 7/31/18	880,000	890,175
1.500%, 8/31/18	51,000	51,773
1.250%, 10/31/18	2,350,000	2,362,392
1.250%, 11/30/18	1,700,000	1,707,985

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
1.500%, 12/31/18		$3,005,000	$3,044,206
1.250%, 1/31/19		450,000	451,521
1.375%, 2/28/19		1,938,000	1,952,213
1.500%, 2/28/19		600,000	607,260
1.625%, 3/31/19		400,000	406,656
3.125%, 5/15/19		500,000	537,808
1.500%, 5/31/19		500,000	505,332
1.625%, 6/30/19		2,000,000	2,030,996
1.625%, 7/31/19		600,000	608,854
3.625%, 8/15/19		843,000	927,028
1.625%, 8/31/19		1,000,000	1,014,365
1.500%, 10/31/19		1,600,000	1,612,297
3.375%, 11/15/19		1,069,000	1,167,068
1.500%, 11/30/19		1,400,000	1,410,377
1.625%, 12/31/19		500,000	506,270
3.625%, 2/15/20		1,011,000	1,119,702
1.250%, 2/29/20		500,000	497,280
1.375%, 2/29/20		1,000,000	1,000,117
1.375%, 3/31/20		500,000	500,000
3.500%, 5/15/20		351,000	387,193
1.375%, 5/31/20		289,000	288,399
2.625%, 8/15/20		376,000	398,365
2.000%, 9/30/20		550,000	564,808
2.625%, 11/15/20		1,774,000	1,879,123
2.000%, 11/30/20		600,000	615,381
2.375%, 12/31/20		350,000	366,071
3.625%, 2/15/21		1,000,000	1,115,869
3.125%, 5/15/21		1,446,000	1,573,655
2.125%, 6/30/21		3,700,000	3,808,507
2.250%, 7/31/21		600,000	622,002
2.125%, 8/15/21		188,000	193,449
2.125%, 9/30/21		500,000	514,175
2.000%, 11/15/21		1,722,000	1,757,449
1.875%, 11/30/21		3,295,000	3,334,932
1.500%, 1/31/22		200,000	197,330
2.000%, 2/15/22		688,000	701,975
1.750%, 2/28/22		2,600,000	2,606,627
1.750%, 3/31/22		500,000	501,172
1.750%, 5/15/22		564,000	565,272
1.625%, 8/15/22		1,003,000	994,498
1.625%, 11/15/22		376,000	372,214
2.000%, 2/15/23		742,000	753,775
1.750%, 5/15/23		1,200,000	1,192,945
2.500%, 8/15/23		750,000	789,023
2.750%, 11/15/23		1,350,000	1,447,321
2.750%, 2/15/24		2,550,000	2,731,688
2.500%, 5/15/24		1,800,000	1,890,176
2.375%, 8/15/24		1,600,000	1,662,797
2.250%, 11/15/24		1,100,000	1,130,562
2.000%, 2/15/25		1,300,000	1,307,719
Union Pacific Corp.
5.700%, 8/15/18		94,000	106,931
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	79,690
United Technologies Corp.
3.100%, 6/1/22		56,000	58,247
UnitedHealth Group, Inc.
6.000%, 2/15/18		56,000	63,444
2.300%, 12/15/19		150,000	152,642
2.875%, 12/15/21		45,000	46,159
Valero Energy Corp.
6.125%, 2/1/20		56,000	64,829
Ventas Realty LP
3.750%, 5/1/24		150,000	154,356
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	40,506
Verizon Communications, Inc.
2.500%, 9/15/16		138,000	140,968
1.350%, 6/9/17		300,000	300,195
2.625%, 2/21/20		100,000	101,514
4.500%, 9/15/20		100,000	110,262
5.150%, 9/15/23		400,000	458,483
3.500%, 11/1/24		230,000	235,793
3.250%, 2/17/26	EUR	600,000	769,607
Viacom, Inc.
3.500%, 4/1/17		$94,000	97,906
2.750%, 12/15/19		145,000	147,237
3.875%, 12/15/21		75,000	78,228
Voya Financial, Inc.
5.500%, 7/15/22		100,000	115,410
Wachovia Corp.
5.750%, 6/15/17		188,000	206,994
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	102,964
3.100%, 9/15/22		19,000	19,126
3.600%, 11/20/25	GBP	250,000	388,769
Wal-Mart Stores, Inc.
1.950%, 12/15/18		$250,000	255,601
3.625%, 7/8/20		113,000	122,944
3.250%, 10/25/20		113,000	120,675
Walt Disney Co.
3.750%, 6/1/21		19,000	20,828
Wells Fargo & Co.
5.125%, 9/15/16		38,000	40,234
1.150%, 6/2/17		250,000	250,079
1.500%, 1/16/18		94,000	94,369
2.150%, 1/15/19		150,000	152,337
3.500%, 3/8/22		56,000	59,269
3.450%, 2/13/23		94,000	96,064
3.300%, 9/9/24		100,000	103,257
Western Union Co.
5.930%, 10/1/16		38,000	40,492
Williams Cos., Inc.
4.550%, 6/24/24		150,000	145,096
Williams Partners LP
4.125%, 11/15/20		150,000	156,000
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	77,649
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	58,240
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	103,811
Xerox Corp.
2.950%, 3/15/17		94,000	96,614
6.350%, 5/15/18		38,000	42,912
2.750%, 9/1/20		60,000	59,894
Yum! Brands, Inc.
3.875%, 11/1/20		75,000	79,691
Zimmer Holdings, Inc.
2.700%, 4/1/20		100,000	101,300
3.150%, 4/1/22		100,000	101,210

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
3.250%, 2/1/23	$85,000	$84,726

Total United States		193,146,098

Total Investments (98.0%) (Cost $343,856,825)		343,106,946
Other Assets Less Liabilities (2.0%)		7,052,790

Net Assets (100%)		$350,159,736

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $7,076,758 or 2.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $51,547,483 or 14.7% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PLN — Polish Zloty

SGD — Singapore Dollar

TRY — Turkish Lira

ZAR — South African Rand

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone vs. European Union Euro, expiring 6/16/15#	JPMorgan Chase Bank	35,300	4,046	$4,372,951	$4,354,762	$18,189
European Union Euro vs. Norwegian Krone, expiring 6/16/15#	JPMorgan Chase Bank	2,461	21,400	2,648,678	2,651,024	(2,346)
European Union Euro vs. Norwegian Krone, expiring 6/16/15#	JPMorgan Chase Bank	1,573	13,900	1,692,990	1,721,927	(28,937)
European Union Euro vs. Poland Zloty, expiring 6/23/15#	JPMorgan Chase Bank	5,718	23,650	6,155,771	6,223,810	(68,039)
Japanese Yen vs. European Union Euro, expiring 4/20/15#	JPMorgan Chase Bank	794,824	5,750	6,628,986	6,184,196	444,790
Japanese Yen vs. European Union Euro, expiring 4/20/15#	JPMorgan Chase Bank	627,539	4,650	5,233,803	5,001,133	232,670

						$596,327

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at March 31, 2015 of the currency being purchased, and the U.S. $ Settlement Value is the value at March 31, 2015 of the currency being sold.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/27/15	JPMorgan Chase Bank	4,950	$3,907,085	$3,969,750	$(62,665)
European Union Euro vs. U.S. Dollar, expiring 6/16/15	JPMorgan Chase Bank	14,250	15,338,201	15,119,578	218,623
European Union Euro vs. U.S. Dollar, expiring 6/16/15	JPMorgan Chase Bank	3,150	3,390,550	3,372,091	18,459
European Union Euro vs. U.S. Dollar, expiring 6/16/15	JPMorgan Chase Bank	1,950	2,098,912	2,152,334	(53,422)
Japanese Yen vs. U.S. Dollar, expiring 5/11/15	JPMorgan Chase Bank	2,275,000	18,979,601	19,408,116	(428,515)
Japanese Yen vs. U.S. Dollar, expiring 5/11/15	JPMorgan Chase Bank	63,500	529,760	526,089	3,671
Japanese Yen vs. U.S. Dollar, expiring 5/11/15	JPMorgan Chase Bank	255,000	2,127,384	2,107,978	19,406
Japanese Yen vs. U.S. Dollar, expiring 5/11/15	JPMorgan Chase Bank	1,025,000	8,551,249	8,589,877	(38,628)
Poland Zloty vs. U.S. Dollar, expiring 6/23/15	JPMorgan Chase Bank	26,310	6,923,824	7,085,693	(161,869)

					$(484,940)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/15	JPMorgan Chase Bank	25,700	$19,641,740	$19,490,357	$151,383
Australian Dollar vs. U.S. Dollar, expiring 6/17/15	JPMorgan Chase Bank	1,900	1,450,568	1,440,921	9,647
Brazilian Real vs. U.S. Dollar, expiring 4/13/15	State Street Bank & Trust	15,000	5,316,698	4,686,778	629,920
Brazilian Real vs. U.S. Dollar, expiring 4/13/15	State Street Bank & Trust	5,450	1,667,789	1,702,863	(35,074)
British Pound vs. U.S. Dollar, expiring 6/11/15	JPMorgan Chase Bank	8,550	12,915,895	12,676,942	238,953
British Pound vs. U.S. Dollar, expiring 6/11/15	JPMorgan Chase Bank	740	1,090,692	1,097,186	(6,494)
British Pound vs. U.S. Dollar, expiring 6/11/15	JPMorgan Chase Bank	150	222,997	222,403	594
European Union Euro vs. U.S. Dollar, expiring 6/16/15	JPMorgan Chase Bank	500	529,622	538,182	(8,560)
European Union Euro vs. U.S. Dollar, expiring 6/16/15	JPMorgan Chase Bank	500	534,445	538,182	(3,737)
New Zealand Dollar vs. U.S. Dollar, expiring 6/12/15	JPMorgan Chase Bank	8,800	6,338,147	6,533,137	(194,990)
New Zealand Dollar vs. U.S. Dollar, expiring 6/12/15	JPMorgan Chase Bank	500	369,466	371,201	(1,735)
Poland Zloty vs. U.S. Dollar, expiring 6/23/15	JPMorgan Chase Bank	2,660	689,015	700,014	(10,999)
Singapore Dollar vs. U.S. Dollar, expiring 4/15/15	JPMorgan Chase Bank	4,525	3,383,077	3,296,232	86,845
South African Rand vs. U.S. Dollar, expiring 5/29/15	JPMorgan Chase Bank	44,450	3,811,655	3,630,173	181,482
South African Rand vs. U.S. Dollar, expiring 5/29/15	JPMorgan Chase Bank	5,000	405,813	408,343	(2,530)
Turkish Lira vs. U.S. Dollar, expiring 5/18/15	JPMorgan Chase Bank	8,250	3,296,748	3,134,726	162,022
Turkish Lira vs. U.S. Dollar, expiring 5/18/15	JPMorgan Chase Bank	1,350	505,317	512,955	(7,638)

					$1,189,089

					$1,300,476

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,485,721	$—	$10,485,721
Consumer Staples	—	7,961,556	—	7,961,556
Energy	—	6,926,361	—	6,926,361
Financials	—	37,804,873	—	37,804,873
Health Care	—	7,043,248	—	7,043,248
Industrials	—	7,773,150	—	7,773,150
Information Technology	—	7,507,256	—	7,507,256
Materials	—	3,641,713	—	3,641,713
Telecommunication Services	—	5,545,613	—	5,545,613
Utilities	—	6,388,310	—	6,388,310
Forward Currency Contracts	—	2,416,654	—	2,416,654
Government Securities
Foreign Governments	—	100,825,556	—	100,825,556
Municipal Bonds	—	459,450	—	459,450
Supranational	—	8,511,493	—	8,511,493
U.S. Government Agencies	—	8,343,131	—	8,343,131
U.S. Treasuries	—	123,889,515	—	123,889,515

Total Assets	$—	$345,523,600	$—	$345,523,600

Liabilities:
Forward Currency Contracts	$—	$(1,116,178)	$—	$(1,116,178)

Total Liabilities	$—	$(1,116,178)	$—	$(1,116,178)

Total	$—	$344,407,422	$—	$344,407,422

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,123,201
Aggregate gross unrealized depreciation	(8,579,188)

Net unrealized depreciation	$(1,455,987)

Federal income tax cost of investments	$344,562,933

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.8%)
Consumer Discretionary (13.6%)
Auto Components (0.5%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, 3/15/19		$525,000	$535,500
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§		400,000	417,000

			952,500

Distributors (0.6%)
American Tire Distributors, Inc.
10.250%, 3/1/22§		471,000	486,307
VWR Funding, Inc.
4.625%, 4/15/22§	EUR	575,000	608,995

			1,095,302

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC
7.450%, 8/15/27		$300,000	304,500

Hotels, Restaurants & Leisure (1.8%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§		500,000	517,500
Choctaw Resort Development Enterprise
7.250%, 11/15/19§		720,000	718,200
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18		500,000	511,250
MGM Resorts International
11.375%, 3/1/18		350,000	420,000
NCL Corp. Ltd.
5.250%, 11/15/19§		150,000	153,375
Pinnacle Entertainment, Inc.
8.750%, 5/15/20		109,000	114,864
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22		230,000	242,075
7.500%, 10/15/27		169,000	199,420
Viking Cruises Ltd.
8.500%, 10/15/22§		605,000	673,063

			3,549,747

Household Durables (0.7%)
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§		286,000	302,803
K Hovnanian Enterprises, Inc.
8.000%, 11/1/19§		125,000	120,625
Mattamy Group Corp.
6.500%, 11/15/20§		310,000	298,375
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/1/25§		270,000	271,856
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§		380,000	370,500

			1,364,159

Internet & Catalog Retail (1.0%)
Netflix, Inc.
5.500%, 2/15/22§		625,000	639,062
5.875%, 2/15/25§		425,000	436,178
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18		1,030,000	934,725

			2,009,965

Media (7.5%)
Altice S.A.
7.750%, 5/15/22§		675,000	686,813
AMC Entertainment, Inc.
9.750%, 12/1/20		500,000	546,900
Cablevision Systems Corp.
7.750%, 4/15/18		90,000	99,450
CCOH Safari LLC
5.750%, 12/1/24		1,450,000	1,493,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§		330,000	330,000
CSC Holdings LLC
5.250%, 6/1/24§		372,000	380,370
DISH DBS Corp.
5.000%, 3/15/23		200,000	194,460
5.875%, 11/15/24		406,000	407,543
Gray Television, Inc.
7.500%, 10/1/20		372,000	391,530
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§		814,000	818,070
Interactive Data Corp.
5.875%, 4/15/19§		126,000	127,103
Live Nation Entertainment, Inc.
7.000%, 9/1/20§		592,000	631,960
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21		250,000	276,250
Metro-Goldwyn-Mayer, Inc., Term Loan
5.125%, 6/26/20		600,000	597,750
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§		609,000	612,045
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		222,000	234,765
6.125%, 2/15/22§		116,000	119,190
Numericable-SFR
4.875%, 5/15/19§		775,000	775,930
Sinclair Television Group, Inc.
5.625%, 8/1/24§		275,000	281,187
Sirius XM Radio, Inc.
6.000%, 7/15/24§		1,150,000	1,212,531
5.375%, 4/15/25§		839,000	843,195
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§		749,000	783,679
5.000%, 1/15/25§		400,000	403,500
Unitymedia KabelBW GmbH
6.125%, 1/15/25§		900,000	955,710
VTR Finance B.V.
6.875%, 1/15/24§		1,075,000	1,115,312
Ziggo Bond Finance B.V.
5.875%, 1/15/25§		400,000	418,000

			14,736,743

Multiline Retail (0.5%)
99 Cents Only Stores LLC
11.000%, 12/15/19		375,000	393,750
Family Tree Escrow LLC
5.750%, 3/1/23§		615,000	647,287

			1,041,037

Specialty Retail (0.9%)
Hot Topic, Inc.
9.250%, 6/15/21§		200,000	216,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, 8/1/18 PIK§		85,000	86,700
New Academy Finance Co. LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§		680,000	683,400

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Party City Holdings, Inc.
8.875%, 8/1/20	$182,000	$196,105
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19	383,000	389,703
Petco Animal Supplies, Inc.
9.250%, 12/1/18§	205,000	215,634

		1,788,042

Total Consumer Discretionary		26,841,995

Consumer Staples (4.8%)
Beverages (0.4%)
Constellation Brands, Inc.
4.750%, 11/15/24	155,000	164,688
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	514,000	519,140

		683,828

Food & Staples Retailing (1.5%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	519,000	459,315
9.250%, 2/15/19§	339,000	342,390
Pantry, Inc.
8.375%, 8/1/20	225,000	255,937
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	625,000	640,625
Rite Aid Corp.
9.250%, 3/15/20	263,000	289,616
6.125%, 4/1/23§	720,000	738,936
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	225,000	235,125

		2,961,944

Food Products (0.7%)
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	415,700
JBS Investments GmbH
7.250%, 4/3/24§	250,000	254,608
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	150,000	158,625
Progressive Solutions LLC
9.500%, 9/30/21	625,000	610,937

		1,439,870

Household Products (1.7%)
HRG Group, Inc.
7.750%, 1/15/22§	1,300,000	1,296,750
7.750%, 1/15/22	700,000	698,250
Spectrum Brands, Inc.
6.375%, 11/15/20	350,000	371,105
6.625%, 11/15/22	300,000	321,000
6.125%, 12/15/24§	150,000	159,930
Sun Products Corp.
7.750%, 3/15/21§	475,000	415,625

		3,262,660

Tobacco (0.5%)
Vector Group Ltd.
7.750%, 2/15/21	1,000,000	1,063,750

Total Consumer Staples		9,412,052

Energy (10.7%)
Energy Equipment & Services (0.4%)
Gulfmark Offshore, Inc.
6.375%, 3/15/22	130,000	101,725
Unit Corp.
6.625%, 5/15/21	350,000	330,750
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23§	395,000	400,925

		833,400

Oil, Gas & Consumable Fuels (10.3%)
American Energy - Woodford LLC/AEW Finance Corp.
9.000%, 9/15/22§	133,000	75,810
Antero Resources Corp.
5.625%, 6/1/23§	817,000	808,830
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	353,064	293,043
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21	136,000	92,480
9.250%, 8/15/21	293,000	206,565
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	494,000	507,585
Bowie Resource Holdings LLC
6.750%, 8/16/20	700,000	683,375
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	410,000	471,500
7.625%, 1/15/22	231,000	233,310
7.750%, 4/15/23§	312,000	316,306
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	225,000	233,437
Chaparral Energy, Inc.
9.875%, 10/1/20	300,000	213,000
Chesapeake Energy Corp.
5.750%, 3/15/23	108,000	105,905
Concho Resources, Inc.
7.000%, 1/15/21	420,000	439,950
CONSOL Energy, Inc.
8.000%, 4/1/23§	500,000	490,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	342,000	345,420
6.250%, 4/1/23§	322,000	324,415
CrownRock LP/CrownRock Finance, Inc.
7.750%, 2/15/23§	825,000	831,187
Energen Corp.
4.625%, 9/1/21	500,000	469,375
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	103,000	108,150
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%, 8/15/21§	700,000	698,250
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	625,000	603,125
5.625%, 6/15/24	274,000	257,560
Gulfport Energy Corp.
7.750%, 11/1/20	475,000	486,875
Halcon Resources Corp.
9.750%, 7/15/20	410,000	290,075
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	310,000	246,450
6.500%, 9/15/21	337,000	258,648
Magnum Hunter Resources Corp.
9.750%, 5/15/20	180,000	157,500
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	220,000	200,200

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Memorial Resource Development Corp.
5.875%, 7/1/22§	$450,000	$423,000
Natural Resource Partners LP/NRP Finance Corp.
9.125%, 10/1/18(b)§	700,000	665,000
Newfield Exploration Co.
5.375%, 1/1/26	300,000	302,850
Oasis Petroleum, Inc.
6.875%, 3/15/22	240,000	234,000
Penn Virginia Corp.
8.500%, 5/1/20	625,000	589,063
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	520,000	565,500
Range Resources Corp.
6.750%, 8/1/20	170,000	176,800
Rice Energy, Inc.
7.250%, 5/1/23§	671,000	671,000
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	584,000	575,240
RSP Permian, Inc.
6.625%, 10/1/22§	275,000	275,687
Sanchez Energy Corp.
7.750%, 6/15/21	212,000	206,170
Seven Generations Energy Ltd.
8.250%, 5/15/20§	725,000	741,312
Southern Star Central Corp.
5.125%, 7/15/22§	399,000	409,973
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	249,000	257,092
5.500%, 8/15/22	333,000	315,518
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19§	150,000	149,625
6.875%, 2/1/21	400,000	419,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20	134,000	138,020
6.250%, 10/15/22§	270,000	279,450
Ultra Petroleum Corp.
5.750%, 12/15/18§	352,000	318,560
6.125%, 10/1/24§	447,000	383,303
Westmoreland Coal Co.
8.750%, 1/1/22§	900,000	904,500
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	255,000	265,837
Whiting Petroleum Corp.
5.000%, 3/15/19	125,000	122,500
5.750%, 3/15/21	250,000	248,750
WPX Energy, Inc.
5.250%, 9/15/24	100,000	87,800

		20,173,876

Total Energy		21,007,276

Financials (10.0%)
Banks (0.1%)
Creditcorp.
12.000%, 7/15/18§	205,000	182,450

Capital Markets (1.0%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	603,200
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	1,300,000	1,316,547

		1,919,747

Consumer Finance (0.9%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	602,000	623,070
Ally Financial, Inc.
4.125%, 3/30/20	400,000	397,520
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	488,220
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	69,047
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	422,000	301,730

		1,879,587

Diversified Financial Services (4.4%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	1,050,000	586,687
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	461,000	451,780
Aston Escrow Corp.
9.500%, 8/15/21§	77,000	53,900
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18(b)§	400,000	418,000
DFC Finance Corp.
10.500%, 6/15/20§	555,000	435,675
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.250%, 8/1/22§	400,000	374,000
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	205,500
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	556,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21	875,000	855,050
Nielsen Co. Luxembourg Sarl
5.500%, 10/1/21§	150,000	154,875
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	1,178,000	1,186,835
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,766,000	1,792,490
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	299,700
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	557,775
Stearns Holdings, Inc.
9.375%, 8/15/20§	837,000	824,445

		8,753,212

Insurance (2.1%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	308,000	329,560
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	283,000	277,340
HUB International Ltd.
7.875%, 10/1/21§	1,605,000	1,633,087
National Financial Partners Corp.
9.000%, 7/15/21§	705,000	720,863
USI, Inc.
7.750%, 1/15/21§	419,000	426,333

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
York Risk Services Holding Corp.
8.500%, 10/1/22§	$700,000	$661,500

		4,048,683

Real Estate Investment Trusts (REITs) (0.2%)
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, 5/1/24	475,000	504,984

Real Estate Management & Development (0.7%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	180,000	192,938
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	208,000	215,280
Howard Hughes Corp.
6.875%, 10/1/21§	260,000	273,000
Realogy Group LLC
7.625%, 1/15/20§	245,000	263,375
9.000%, 1/15/20§	104,000	113,360
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.250%, 12/1/21§	249,000	252,735

		1,310,688

Thrifts & Mortgage Finance (0.6%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	1,200,000	1,146,000

Total Financials		19,745,351

Health Care (8.9%)
Health Care Equipment & Supplies (0.5%)
Halyard Health, Inc.
6.250%, 10/15/22§	250,000	262,188
Immucor, Inc.
11.125%, 8/15/19	292,000	311,330
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18	350,000	378,875

		952,393

Health Care Facilities (0.2%)
Healogics, Inc.
5.250%, 7/1/21	500,000	501,250

Health Care Providers & Services (4.4%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	525,000	525,000
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20	599,878	595,379
Amsurg Corp.
5.625%, 7/15/22	400,000	410,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.
7.750%, 2/15/19	250,000	260,325
Capella Healthcare, Inc.
9.250%, 7/1/17	180,000	186,300
CHG Buyer Corp.
9.000%, 11/19/20	452,513	453,362
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	705,000	753,504
HCA, Inc.
7.690%, 6/15/25	110,000	124,300
MedImpact Holdings, Inc.
10.500%, 2/1/18§	541,000	569,402
MPH Acquisition Holdings LLC
6.625%, 4/1/22§	233,000	241,155
Omnicare, Inc.
4.750%, 12/1/22	125,000	129,063
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	319,125
Select Medical Corp.
6.375%, 6/1/21	475,000	469,062
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	454,500
Tenet Healthcare Corp.
6.000%, 10/1/20	300,000	318,390
8.125%, 4/1/22	472,000	520,380
Truven Health Analytics, Inc.
10.625%, 6/1/20(b)§	700,000	736,750
10.625%, 6/1/20	585,000	615,712
U.S. Renal Care, Inc.
10.250%, 12/27/19	700,000	706,125
United Surgical Partners International, Inc.
9.000%, 4/1/20	292,000	313,353

		8,701,187

Pharmaceuticals (3.8%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	1,114,000	1,138,369
JLL/Delta Dutch Newco B.V.
7.500%, 2/1/22§	1,103,000	1,147,120
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	424,000	415,520
Mallinckrodt International Finance S.A.
4.750%, 4/15/23	400,000	380,000
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	382,000	403,010
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	802,000	831,072
7.500%, 7/15/21§	385,000	416,301
5.500%, 3/1/23§	425,000	429,505
VRX Escrow Corp.
5.875%, 5/15/23§	750,000	768,750
6.125%, 4/15/25§	1,422,000	1,471,343

		7,400,990

Total Health Care		17,555,820

Industrials (11.9%)
Aerospace & Defense (1.1%)
Bombardier, Inc.
6.125%, 1/15/23§	239,000	226,452
7.500%, 3/15/25§	465,000	458,909
DynCorp International, Inc.
10.375%, 7/1/17	949,000	839,865
GenCorp, Inc.
7.125%, 3/15/21	335,000	358,450
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	111,510
TransDigm, Inc.
6.500%, 7/15/24	214,000	214,000

		2,209,186

Air Freight & Logistics (0.3%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	460,000	480,700

Building Products (0.8%)
Masonite International Corp.
5.625%, 3/15/23§	190,000	194,275
NCI Building Systems, Inc.
8.250%, 1/15/23§	141,000	149,108
Nortek, Inc.
8.500%, 4/15/21	468,000	499,590

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	$775,000	$796,312

		1,639,285

Commercial Services & Supplies (1.9%)
Acosta, Inc.
7.750%, 10/1/22§	258,000	267,030
Covanta Holding Corp.
5.875%, 3/1/24	210,000	216,825
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	1,477,000	1,512,153
Multi-Color Corp.
6.125%, 12/1/22§	680,000	707,200
Mustang Merger Corp.
8.500%, 8/15/21§	220,000	221,100
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§	88,000	86,900
TransUnion
8.125%, 6/15/18	397,000	404,940
9.625%, 6/15/18 PIK	400,000	405,000

		3,821,148

Construction & Engineering (1.2%)
AECOM
5.875%, 10/15/24§	550,000	572,000
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	660,000	613,800
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	835,000	820,387
Tutor Perini Corp.
7.625%, 11/1/18	305,000	316,438

		2,322,625

Electrical Equipment (0.5%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	472,000	488,520
Sensata Technologies B.V.
5.000%, 10/1/25§	450,000	453,937

		942,457

Industrial Conglomerates (0.2%)
Sequa Corp.
7.000%, 12/15/17§	556,000	444,800

Machinery (1.8%)
Amsted Industries, Inc.
5.000%, 3/15/22§	875,000	872,812
5.375%, 9/15/24§	250,000	247,500
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	159,000	164,168
Case New Holland Industrial, Inc.
7.875%, 12/1/17	120,000	132,936
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	600,000	505,500
Park-Ohio Industries, Inc.
8.125%, 4/1/21	212,000	225,780
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	693,000	729,382
Vander Intermediate Holding II Corp.
9.750%, 2/1/19 PIK§	453,000	457,530
Waterjet Holdings, Inc.
7.625%, 2/1/20§	259,000	272,598

		3,608,206

Professional Services (0.3%)
IHS, Inc.
5.000%, 11/1/22§	500,000	503,450

Road & Rail (0.6%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	250,000	260,000
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	300,000	301,500
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	594,000	593,629

		1,155,129

Trading Companies & Distributors (2.8%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	625,000	661,750
Aircastle Ltd.
5.500%, 2/15/22	600,000	638,280
HD Supply, Inc.
11.500%, 7/15/20	769,000	893,962
Interline Brands, Inc.
10.000%, 11/15/18 PIK	440,000	462,000
International Lease Finance Corp.
8.625%, 1/15/22	417,000	529,090
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	285,000	260,775
Jurassic Holdings III, Inc.
6.875%, 2/15/21§	173,000	150,943
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§	575,000	531,875
Solenis International LP
7.750%, 7/31/22	525,000	507,609
United Rentals North America, Inc.
4.625%, 7/15/23	475,000	480,367
5.500%, 7/15/25	450,000	458,460

		5,575,111

Transportation Infrastructure (0.4%)
Aguila 3 S.A.
7.875%, 1/31/18§	812,000	803,880

Total Industrials		23,505,977

Information Technology (9.0%)
Communications Equipment (0.6%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	340,148
Project Homestake Merger Corp.
8.875%, 3/1/23§	350,000	349,125
ViaSat, Inc.
6.875%, 6/15/20	500,000	522,812

		1,212,085

Electronic Equipment, Instruments & Components (0.7%)
Anixter, Inc.
5.125%, 10/1/21	400,000	408,000
Brightstar Corp.
7.250%, 8/1/18§	206,000	219,647
CDW LLC/CDW Finance Corp.
5.000%, 9/1/23	200,000	203,000
CPI International, Inc.
8.750%, 2/15/18	450,000	460,688

		1,291,335

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Internet Software & Services (2.6%)
Asurion LLC
8.500%, 2/19/21	$1,450,000	$1,455,739
Bankrate, Inc.
6.125%, 8/15/18§	328,000	324,720
Equinix, Inc.
4.875%, 4/1/20	150,000	155,437
5.375%, 1/1/22	450,000	466,875
5.750%, 1/1/25	845,000	883,025
j2 Global, Inc.
8.000%, 8/1/20	275,000	296,656
Pacnet Ltd.
9.000%, 12/12/18§	585,000	656,663
TCH 2 Holdings LLC, Term Loan
8.750%, 11/6/21	500,000	487,500
VeriSign, Inc.
5.250%, 4/1/25§	400,000	408,000

		5,134,615

IT Services (1.4%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	400,000	412,500
5.375%, 8/1/22§	1,830,000	1,820,850
SRA International, Inc.
11.000%, 10/1/19	550,000	583,000

		2,816,350

Semiconductors & Semiconductor Equipment (0.3%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	576,000	560,448

Software (3.0%)
Audatex North America, Inc.
6.000%, 6/15/21§	1,774,000	1,858,265
6.125%, 11/1/23§	400,000	423,000
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	463,000	451,425
BMC Software Finance, Inc.
8.125%, 7/15/21§	340,000	309,400
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	1,055,000	873,013
Infor U.S., Inc.
11.500%, 7/15/18	170,000	183,430
9.375%, 4/1/19	390,000	417,456
6.500%, 5/15/22§	370,000	379,250
Nuance Communications, Inc.
5.375%, 8/15/20§	380,000	383,800
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	593,000	638,216

		5,917,255

Software & Services (0.3%)
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	593,000	601,895

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.
6.375%, 12/15/23	71,000	75,793

Total Information Technology		17,609,776

Materials (7.0%)
Chemicals (1.4%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	435,000	439,350
Ineos Finance plc
7.500%, 5/1/20§	450,000	475,875
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	471,000	421,839
Platform Specialty Products Corp.
6.500%, 2/1/22§	375,000	390,000
Rayonier AM Products, Inc.
5.500%, 6/1/24§	631,000	541,083
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	412,000	399,640

		2,667,787

Commercial Services & Supplies (0.2%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	488,000	490,440

Construction Materials (0.2%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	408,000	452,880

Containers & Packaging (1.5%)
Ardagh Finance Holdings S.A.
8.625%, 6/15/19 PIK§	208,768	217,912
BWAY Holding Co.
9.125%, 8/15/21§	695,000	724,537
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	158,438
Coveris Holdings S.A.
7.875%, 11/1/19§	206,000	210,635
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	120,000	128,400
5.750%, 10/15/20	1,333,000	1,378,055
Sealed Air Corp.
5.125%, 12/1/24§	200,000	207,000

		3,024,977

Metals & Mining (3.7%)
Aleris International, Inc.
7.875%, 11/1/20	331,000	335,965
ArcelorMittal S.A.
7.000%, 2/25/22	360,000	395,100
7.500%, 10/15/39	530,000	557,189
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	895,000	860,319
FMG Resources (August 2006) Pty Ltd.
8.250%, 11/1/19§	688,000	584,800
Global Brass & Copper, Inc.
9.500%, 6/1/19	490,000	527,975
HudBay Minerals, Inc.
9.500%, 10/1/20	573,000	597,352
JM Huber Corp.
9.875%, 11/1/19§	500,000	541,250
Novelis, Inc./Georgia
8.750%, 12/15/20	500,000	535,000
Optima Specialty Steel, Inc.
12.500%, 12/15/16§	150,000	153,000
Prince Mineral Holding Corp.
11.500%, 12/15/19§	406,000	392,805
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20§	1,269,000	1,302,475
SunCoke Energy, Inc.
7.625%, 8/1/19	87,000	89,175

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
WireCo WorldGroup, Inc.
9.500%, 5/15/17	$400,000	$359,000

		7,231,405

Total Materials		13,867,489

Telecommunication Services (8.1%)
Diversified Telecommunication Services (4.7%)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250%, 10/30/17	320,000	332,000
CenturyLink, Inc.
5.625%, 4/1/25§	425,000	426,615
Columbus International, Inc.
7.375%, 3/30/21§	200,000	210,000
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	1,230,000	1,263,825
5.500%, 8/1/23	475,000	448,875
Intelsat Luxembourg S.A.
8.125%, 6/1/23	926,000	851,920
Level 3 Financing, Inc.
6.125%, 1/15/21	575,000	603,060
5.375%, 8/15/22	500,000	513,750
5.625%, 2/1/23§	334,000	344,020
Sable International Finance Ltd.
5.500%, 11/6/16	381,522	380,806
Sprint Capital Corp.
6.875%, 11/15/28	100,000	92,000
8.750%, 3/15/32	839,000	866,268
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	475,000	483,313
Virgin Media Finance plc
6.000%, 10/15/24§	650,000	683,345
6.375%, 10/15/24§	GBP 275,000	438,020
Virgin Media Secured Finance plc
6.000%, 4/15/21§	400,000	620,714
5.250%, 1/15/26§	$200,000	204,000
Wind Acquisition Finance S.A.
4.750%, 7/15/20§	450,000	451,125

		9,213,656

Wireless Telecommunication Services (3.4%)
Altice Financing S.A.
6.625%, 2/15/23§	948,000	972,932
Digicel Group Ltd.
8.250%, 9/30/20§	682,000	683,166
Digicel Ltd.
6.750%, 3/1/23§	990,000	956,267
Hughes Satellite Systems Corp.
6.500%, 6/15/19	800,000	869,500
Sprint Corp.
7.250%, 9/15/21	50,000	50,250
7.875%, 9/15/23	570,000	579,975
7.125%, 6/15/24	438,000	429,240
7.625%, 2/15/25	500,000	497,500
T-Mobile USA, Inc.
6.000%, 3/1/23	400,000	409,880
6.500%, 1/15/24	455,000	473,473
6.375%, 3/1/25	290,000	299,425
UPCB Finance IV Ltd.
5.375%, 1/15/25§	425,000	425,000

		6,646,608

Total Telecommunication Services		15,860,264

Utilities (0.8%)
Independent Power and Renewable Electricity Producers (0.8%)
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.625%, 11/1/24§	585,000	612,027
PPL Energy Supply LLC
4.600%, 12/15/21	326,000	297,899
TerraForm Power Operating LLC
5.875%, 2/1/23§	616,000	640,640

Total Utilities		1,550,566

Total Corporate Bonds		166,956,566

Total Long-Term Debt Securities (84.8%) (Cost $169,495,148)
		166,956,566

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Consumer Finance (0.1%)
GMAC Capital Trust I
8.125%(l)	4,000	105,000

Total Preferred Stocks (0.1%) (Cost $108,400)		105,000

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.*†	1,166	15,304

Total Common Stocks (0.0%) (Cost $15,304)		15,304

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.5%)
iShares® iBoxx $ High Yield Corporate Bond ETF	113,850	10,315,948
SPDR® Barclays High Yield Bond ETF	264,075	10,357,022

Total Investment Companies (10.5%) (Cost $21,292,714)		20,672,970

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*† (Cost $—)	1,803	—

Total Investments (95.4%) (Cost $190,911,566)		187,749,840
Other Assets Less Liabilities (4.6%)		9,102,159

Net Assets (100%)		$196,851,999

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $15,304 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $102,220,932 or 51.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At March 31, 2015, the market value of these securities amounted to $2,112,793 or 1.07% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

Glossary:

GBP — British Pound

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	1.2%
Austria	0.1
Barbados	0.1
Bermuda	1.9
Canada	4.5
Cayman Islands	0.7
France	0.4
Germany	1.1
Ireland	0.4
Liberia	0.2
Luxembourg	4.6
Netherlands	1.8
United Kingdom	1.2
United States	77.2
Cash and Other	4.6

100.0%

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/16/15	JPMorgan Chase Bank	100	$148,325	$150,748	$(2,423)
British Pound vs. U.S. Dollar, expiring 4/16/15	JPMorgan Chase Bank	175	259,570	268,273	(8,703)
European Union Euro vs. U.S. Dollar, expiring 4/29/15	JPMorgan Chase Bank	350	376,477	394,680	(18,203)

					$(29,329)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/7/15	JPMorgan Chase Bank	275	$417,098	$407,921	$9,177
British Pound vs. U.S. Dollar, expiring 4/16/15	JPMorgan Chase Bank	275	418,777	407,895	10,882
British Pound vs. U.S. Dollar, expiring 4/30/15	JPMorgan Chase Bank	425	646,947	630,320	16,627
British Pound vs. U.S. Dollar, expiring 6/17/15	JPMorgan Chase Bank	25	36,901	37,066	(165)
European Union Euro vs. U.S. Dollar, expiring 4/29/15	JPMorgan Chase Bank	350	402,092	376,477	25,615
European Union Euro vs. U.S. Dollar, expiring 6/26/15	JPMorgan Chase Bank	447	488,043	480,804	7,239

					$69,375

					$40,046

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$—	$—	$15,304	$15,304
Corporate Bonds
Consumer Discretionary	—	26,841,995	—	26,841,995
Consumer Staples	—	9,412,052	—	9,412,052
Energy	—	21,007,276	—	21,007,276
Financials	—	19,745,351	—	19,745,351
Health Care	—	17,555,820	—	17,555,820
Industrials	—	23,505,977	—	23,505,977
Information Technology	—	17,609,776	—	17,609,776
Materials	—	13,867,489	—	13,867,489
Telecommunication Services	—	15,860,264	—	15,860,264
Utilities	—	1,550,566	—	1,550,566
Forward Currency Contracts	—	69,540	—	69,540
Investment Companies
Exchange Traded Funds (ETFs)	20,672,970	—	—	20,672,970

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Preferred Stocks
Financials	$105,000	$—	$—		$105,000
Warrants
Energy	—	—	—	(a)	— (a)

Total Assets	$20,777,970	$167,026,106	$15,304		$187,819,380

Liabilities:
Forward Currency Contracts	$—	$(29,494)	$—		$(29,494)

Total Liabilities	$—	$(29,494)	$—		$(29,494)

Total	$20,777,970	$166,996,612	$15,304		$187,789,886

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,777,789
Aggregate gross unrealized depreciation	(4,962,208)

Net unrealized depreciation	$(3,184,419)

Federal income tax cost of investments	$190,934,259

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.0%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,705,000	$4,764,753

Total Energy		4,764,753

Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	280,000	290,145
3.450%, 6/12/21	280,000	304,278
Private Export Funding Corp.
1.375%, 2/15/17	740,000	745,780
1.875%, 7/15/18	10,250,000	10,417,272
4.375%, 3/15/19	280,000	310,377
2.250%, 3/15/20	10,000,000	10,224,292
2.050%, 11/15/22	10,325,000	10,125,779
3.550%, 1/15/24	5,979,000	6,436,098

Total Financials		38,854,021

Utilities (0.5%)
Independent Power and Renewable Electricity Producers (0.5%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,043,212
3.875%, 2/15/21	3,345,000	3,737,409
1.875%, 8/15/22	12,000,000	11,720,433
2.875%, 9/15/24	20,000,000	20,937,294

Total Utilities		38,438,348

Total Corporate Bonds		82,057,122

Government Securities (87.9%)
Foreign Government (0.1%)
Republic of Ukraine
1.844% 5/16/19	$10,763,000	10,964,160

U.S. Government Agencies (48.5%)
Federal Farm Credit Bank
0.450% 7/12/16	7,280,000	7,275,277
5.125% 8/25/16	7,450,000	7,924,552
0.540% 11/7/16	5,000,000	4,996,748
4.875% 1/17/17	20,050,000	21,583,971
1.000% 9/25/17	5,000,000	5,022,575
1.150% 10/10/17	10,000,000	10,077,516
1.125% 12/18/17	10,000,000	10,064,288
1.070% 2/12/18	15,000,000	15,006,381
2.500% 6/20/22	9,000,000	8,977,694
Federal Home Loan Bank
5.375% 5/18/16	53,000,000	55,975,505
2.125% 6/10/16	23,300,000	23,776,956
0.375% 6/24/16	35,000,000	35,001,078
1.300% 8/11/16	10,000,000	10,041,008
2.000% 9/9/16	14,000,000	14,306,208
0.500% 9/28/16	42,000,000	42,029,837
1.125% 9/28/16	50,000,000	50,192,755
0.750% 10/28/16	10,000,000	10,017,188
0.625% 11/23/16	55,385,000	55,441,858
0.750% 11/28/16	10,714,286	10,750,451
1.625% 12/9/16	40,000,000	40,719,940
0.750% 12/16/16	10,000,000	10,009,981
4.750% 12/16/16	15,850,000	16,975,642
0.750% 12/19/16	10,000,000	10,002,675
0.625% 12/28/16	50,000,000	50,069,745
0.800% 12/30/16	10,000,000	10,039,773
0.875% 3/10/17	20,000,000	20,078,420
1.625% 4/13/17	5,000,000	5,033,092
4.875% 5/17/17	32,000,000	34,823,210
0.875% 5/24/17	51,000,000	51,233,085
5.250% 6/5/17	4,650,000	5,097,649
1.000% 6/9/17	18,650,000	18,745,136
1.000% 6/21/17	47,000,000	47,265,776
1.250% 6/23/17	10,000,000	10,084,680
1.050% 7/26/17	9,300,000	9,301,210
1.050% 8/25/17	10,000,000	10,022,108
2.250% 9/8/17	1,850,000	1,911,689
5.000% 11/17/17	25,000,000	27,725,895
1.050% 1/30/18	25,000,000	24,992,560
1.350% 2/13/18	5,000,000	5,007,173
1.400% 2/27/18	5,000,000	5,010,107
1.375% 3/9/18	15,000,000	15,194,445
1.375% 3/26/18	10,000,000	10,025,131
1.125% 4/25/18	50,000,000	50,261,250
1.200% 5/24/18	20,000,000	19,949,470
1.300% 6/5/18	20,000,000	19,984,324
4.750% 6/8/18	1,850,000	2,065,366
1.150% 7/25/18	20,000,000	19,970,476
1.875% 3/8/19	32,600,000	33,349,246
5.375% 5/15/19	1,850,000	2,152,425
1.625% 6/14/19	6,000,000	6,069,481
4.125% 12/13/19	450,000	505,093
1.875% 2/13/20	5,000,000	5,003,279
2.050% 2/27/20	5,000,000	5,011,832
1.875% 3/13/20	20,000,000	20,382,710
4.125% 3/13/20	4,650,000	5,224,789
2.100% 3/30/20	5,000,000	5,015,657
2.875% 9/11/20	10,000,000	10,655,765
4.625% 9/11/20	9,500,000	10,992,670
3.625% 3/12/21	450,000	498,278
5.625% 6/11/21	1,850,000	2,268,646
2.875% 9/13/24	5,000,000	5,190,846
Federal Home Loan Mortgage Corp.
5.250% 4/18/16	29,750,000	31,270,644
0.500% 5/13/16	35,000,000	35,046,883
0.500% 5/27/16	25,000,000	25,009,725
2.500% 5/27/16	25,500,000	26,127,818
0.500% 6/6/16	15,000,000	15,008,353
0.570% 6/20/16	5,905,000	5,910,688
0.600% 6/27/16	10,000,000	10,011,361
5.500% 7/18/16	19,500,000	20,774,674
0.650% 7/29/16	10,000,000	10,014,720
2.000% 8/25/16	25,000,000	25,519,493
0.580% 8/26/16	5,000,000	5,002,978
0.700% 9/27/16	5,000,000	5,003,787
0.650% 9/30/16	20,000,000	20,016,564
0.750% 10/5/16	15,000,000	14,992,500
0.875% 10/14/16	50,000,000	50,252,595
5.125% 10/18/16	19,100,000	20,459,876
0.600% 10/25/16	15,000,000	15,002,041
0.900% 1/9/17	10,000,000	10,001,998
0.500% 1/27/17	21,875,000	21,843,205
5.000% 2/16/17	13,000,000	14,057,913
0.875% 2/22/17	40,000,000	40,238,672
1.000% 3/8/17	57,950,000	58,326,849
0.950% 3/17/17	10,000,000	10,015,860

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
0.920% 3/30/17	$10,000,000	$10,014,898
5.000% 4/18/17	21,800,000	23,703,290
0.700% 5/8/17	5,000,000	4,998,521
1.250% 5/12/17	40,300,000	40,786,373
1.000% 6/9/17	5,000,000	5,006,989
1.000% 6/29/17	26,000,000	26,172,146
1.000% 7/25/17	4,650,000	4,674,631
1.000% 7/28/17	60,950,000	61,227,499
5.500% 8/23/17	16,800,000	18,673,573
1.000% 9/12/17	4,650,000	4,654,402
1.000% 9/29/17	59,300,000	59,512,211
5.125% 11/17/17	37,400,000	41,563,226
1.250% 12/5/17	20,000,000	20,036,112
0.750% 1/12/18	60,000,000	59,735,064
1.400% 2/13/18	10,000,000	10,016,160
0.875% 3/7/18	50,000,000	49,877,860
1.200% 3/20/18	11,200,000	11,215,564
1.500% 3/30/18	10,000,000	10,031,006
1.100% 5/7/18	5,000,000	4,995,468
4.875% 6/13/18	28,000,000	31,399,424
3.750% 3/27/19	41,550,000	45,555,250
1.750% 5/30/19	48,650,000	49,461,506
2.000% 7/30/19	200,000	205,501
1.250% 8/1/19	51,000,000	50,800,162
1.250% 10/2/19	60,500,000	60,100,137
2.000% 4/15/20	5,000,000	5,009,050
1.375% 5/1/20	100,000,000	99,412,090
2.375% 1/13/22	110,000,000	113,659,634
Federal National Mortgage Association
2.375% 4/11/16	34,500,000	35,213,860
0.625% 4/29/16	10,000,000	10,004,994
0.375% 7/5/16	30,000,000	29,969,508
5.375% 7/15/16	27,950,000	29,745,994
0.625% 8/26/16	20,000,000	20,037,354
5.250% 9/15/16	19,805,000	21,178,631
0.625% 9/26/16	5,000,000	5,008,438
1.250% 9/28/16	49,700,000	50,255,492
1.375% 11/15/16	30,000,000	30,397,608
4.875% 12/15/16	38,650,000	41,475,736
1.250% 1/30/17	47,950,000	48,627,931
5.000% 2/13/17	41,350,000	44,732,265
0.750% 3/6/17	3,000,000	3,000,957
0.750% 4/20/17	30,000,000	30,034,542
1.125% 4/27/17	41,000,000	41,381,534
5.000% 5/11/17	53,650,000	58,460,329
2.000% 5/16/17	10,000,000	10,182,734
(Zero Coupon), 6/1/17	1,400,000	1,377,026
5.375% 6/12/17	40,860,000	44,986,255
1.070% 7/28/17	10,000,000	10,059,986
1.000% 8/14/17	5,000,000	4,989,279
1.000% 8/21/17	2,350,000	2,351,024
0.875% 8/28/17	37,250,000	37,324,563
1.100% 8/28/17	4,650,000	4,657,084
1.000% 9/20/17	30,000,000	30,100,446
2.000% 9/26/17	5,000,000	5,105,660
1.000% 9/27/17	12,500,000	12,551,099
0.875% 10/26/17	60,000,000	60,095,862
0.900% 11/7/17	20,000,000	19,988,612
0.875% 12/20/17	50,000,000	49,976,290
1.000% 12/28/17	25,000,000	24,873,532
1.030% 1/30/18	10,000,000	9,996,320
0.875% 2/8/18	50,000,000	49,725,415
1.250% 2/13/18	5,000,000	5,012,281
1.200% 2/28/18	5,000,000	5,002,030
0.875% 5/21/18	65,000,000	64,764,219
1.125% 5/25/18	25,000,000	24,990,967
1.500% 5/25/18	15,000,000	15,022,550
1.875% 9/18/18	40,000,000	41,032,716
1.250% 10/17/18	2,000,000	1,997,208
1.625% 11/27/18	60,000,000	60,915,108
1.250% 12/28/18	1,000,000	997,531
1.750% 1/30/19	2,350,000	2,395,809
1.875% 2/19/19	40,000,000	40,976,920
1.750% 6/20/19	40,000,000	40,641,044
1.750% 9/12/19	50,000,000	50,793,140
1.700% 10/4/19	13,764,000	13,770,308
(Zero Coupon), 10/9/19	950,000	872,968
1.550% 10/15/19	2,000,000	1,992,021
1.500% 10/17/19	10,000,000	9,946,585
1.330% 10/24/19	5,000,000	4,984,383
1.550% 10/29/19	10,000,000	9,957,778
1.850% 11/20/19	5,000,000	5,027,590
1.920% 11/25/19	10,000,000	10,066,624
1.950% 11/25/19	10,000,000	10,071,451
1.750% 11/26/19	10,000,000	10,134,416
1.630% 1/10/20	20,000,000	19,925,236
1.875% 2/13/20	10,000,000	10,020,827
1.700% 3/27/20	2,000,000	2,020,398
2.250% 10/17/22	20,000,000	19,851,430
2.200% 10/25/22	16,000,000	15,808,157
2.500% 3/27/23	10,000,000	9,979,479
2.625% 9/6/24	55,000,000	57,022,862
Financing Corp.
9.400% 2/8/18	930,000	1,152,445
9.650% 11/2/18	1,950,000	2,532,875
8.600% 9/26/19	380,000	499,909

		3,922,835,140

U.S. Treasuries (39.3%)
U.S. Treasury Bonds
7.250% 5/15/16	4,650,000	5,008,922
7.500% 11/15/16	14,000,000	15,590,928
8.750% 5/15/17	6,450,000	7,557,586
8.875% 8/15/17	3,250,000	3,877,815
9.125% 5/15/18	2,800,000	3,511,676
9.000% 11/15/18	2,800,000	3,594,144
8.875% 2/15/19	9,300,000	12,055,579
8.125% 8/15/19	2,800,000	3,622,144
8.500% 2/15/20	1,850,000	2,476,055
8.750% 5/15/20	2,800,000	3,820,879
8.750% 8/15/20	6,500,000	8,963,018
7.875% 2/15/21	2,800,000	3,801,847
8.125% 5/15/21	3,250,000	4,490,967
8.000% 11/15/21	2,800,000	3,911,332
7.125% 2/15/23	2,000,000	2,793,047
6.250% 8/15/23	1,000,000	1,346,572
U.S. Treasury Notes
0.250% 4/15/16	20,000,000	19,987,598
2.000% 4/30/16	14,000,000	14,251,972
2.625% 4/30/16	14,000,000	14,347,266
0.250% 5/15/16	50,000,000	49,952,635
5.125% 5/15/16	8,400,000	8,847,891
0.375% 5/31/16	25,000,000	25,007,812
1.750% 5/31/16	8,850,000	8,993,726
3.250% 5/31/16	3,750,000	3,876,526
0.500% 6/15/16	15,000,000	15,024,609
1.500% 6/30/16	18,650,000	18,908,349
3.250% 6/30/16	27,950,000	28,950,904

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.500% 7/31/16	$26,100,000	$26,477,226
3.250% 7/31/16	14,000,000	14,532,588
4.875% 8/15/16	6,500,000	6,897,966
1.000% 8/31/16	23,300,000	23,488,290
3.000% 8/31/16	20,500,000	21,248,930
0.875% 9/15/16	5,000,000	5,031,250
1.000% 9/30/16	25,650,000	25,865,296
3.000% 9/30/16	31,700,000	32,911,038
3.125% 10/31/16	28,900,000	30,117,103
4.625% 11/15/16	25,150,000	26,846,521
0.875% 11/30/16	19,100,000	19,222,918
0.875% 12/31/16	34,950,000	35,182,260
3.250% 12/31/16	21,450,000	22,473,483
0.750% 1/15/17	20,000,000	20,082,618
0.875% 1/31/17	14,000,000	14,088,662
3.125% 1/31/17	18,650,000	19,531,412
0.625% 2/15/17	36,000,000	36,056,073
4.625% 2/15/17	16,600,000	17,865,020
0.875% 2/28/17	18,650,000	18,764,468
3.000% 2/28/17	20,500,000	21,454,931
3.250% 3/31/17	23,300,000	24,536,447
3.125% 4/30/17	11,650,000	12,256,960
2.750% 5/31/17	20,500,000	21,430,909
2.500% 6/30/17	14,450,000	15,043,946
2.375% 7/31/17	22,100,000	22,966,733
4.750% 8/15/17	8,850,000	9,695,676
1.875% 8/31/17	25,650,000	26,363,891
1.000% 9/15/17	50,000,000	50,335,940
0.625% 9/30/17	25,000,000	24,931,640
1.875% 9/30/17	23,300,000	23,950,534
0.750% 10/31/17	25,000,000	24,992,187
1.875% 10/31/17	20,200,000	20,774,044
4.250% 11/15/17	23,750,000	25,887,037
0.625% 11/30/17	25,000,000	24,889,648
0.750% 12/31/17	40,000,000	39,916,016
2.750% 12/31/17	4,200,000	4,420,828
0.875% 1/31/18	38,500,000	38,527,069
2.625% 1/31/18	19,550,000	20,515,473
3.500% 2/15/18	18,650,000	20,044,378
0.750% 2/28/18	30,000,000	29,892,480
2.750% 2/28/18	13,500,000	14,225,625
0.750% 3/31/18	40,000,000	39,812,500
2.875% 3/31/18	5,600,000	5,925,609
0.625% 4/30/18	25,000,000	24,765,625
2.625% 4/30/18	4,650,000	4,889,811
3.875% 5/15/18	4,650,000	5,068,909
1.000% 5/31/18	25,000,000	25,023,437
2.375% 5/31/18	13,500,000	14,094,316
1.375% 6/30/18	55,000,000	55,670,313
2.375% 6/30/18	23,750,000	24,792,076
1.375% 7/31/18	25,000,000	25,289,063
2.250% 7/31/18	25,150,000	26,160,665
4.000% 8/15/18	5,600,000	6,159,563
1.500% 8/31/18	22,850,000	23,196,319
1.375% 9/30/18	76,000,000	76,783,750
1.750% 10/31/18	18,650,000	19,085,470
3.750% 11/15/18	29,800,000	32,607,720
1.250% 11/30/18	40,000,000	40,187,892
1.375% 11/30/18	14,000,000	14,132,208
1.375% 12/31/18	18,650,000	18,808,816
1.500% 12/31/18	40,000,000	40,521,876
1.250% 1/31/19	18,650,000	18,713,016
1.500% 1/31/19	50,000,000	50,641,115
2.750% 2/15/19	23,750,000	25,157,140
1.375% 2/28/19	14,000,000	14,102,676
1.500% 2/28/19	60,000,000	60,725,976
1.500% 3/31/19	25,000,000	25,306,152
1.625% 3/31/19	20,000,000	20,332,812
1.250% 4/30/19	14,000,000	14,014,356
1.625% 4/30/19	40,000,000	40,646,876
3.125% 5/15/19	20,500,000	22,050,112
1.500% 5/31/19	60,000,000	60,639,846
1.625% 6/30/19	50,000,000	50,774,900
0.875% 7/31/19	23,300,000	22,921,375
1.625% 7/31/19	35,000,000	35,516,457
3.625% 8/15/19	14,900,000	16,385,198
1.625% 8/31/19	40,000,000	40,574,608
1.000% 9/30/19	5,000,000	4,931,152
1.750% 9/30/19	50,000,000	50,953,615
1.500% 10/31/19	40,000,000	40,307,424
3.375% 11/15/19	31,700,000	34,608,104
1.500% 11/30/19	35,000,000	35,259,424
1.250% 1/31/20	55,000,000	54,702,439
1.375% 1/31/20	2,000,000	2,002,500
3.625% 2/15/20	24,450,000	27,078,852
1.375% 2/29/20	55,000,000	55,006,446
1.125% 3/31/20	20,000,000	19,756,054
1.375% 3/31/20	50,000,000	50,000,000
3.500% 5/15/20	28,400,000	31,328,472
1.375% 5/31/20	20,000,000	19,958,398
2.625% 8/15/20	13,000,000	13,773,271
2.125% 8/31/20	10,000,000	10,339,551
2.625% 11/15/20	23,750,000	25,157,373
2.125% 1/31/21	30,000,000	30,944,532
2.000% 2/28/21	25,000,000	25,601,562
2.250% 3/31/21	5,000,000	5,189,453
2.250% 4/30/21	5,000,000	5,188,379
3.125% 5/15/21	14,300,000	15,562,421
2.125% 9/30/21	25,000,000	25,708,740
1.875% 11/30/21	15,000,000	15,181,786
1.500% 1/31/22	35,000,000	34,532,764
1.625% 8/15/22	40,000,000	39,660,936
1.625% 11/15/22	10,000,000	9,899,316
2.000% 2/15/23	50,000,000	50,793,455
1.750% 5/15/23	25,000,000	24,853,028
2.500% 8/15/23	30,000,000	31,560,936
2.750% 11/15/23	15,000,000	16,081,347
2.750% 2/15/24	20,000,000	21,425,000
2.500% 5/15/24	10,000,000	10,500,977
2.375% 8/15/24	20,000,000	20,784,960
2.250% 11/15/24	30,000,000	30,833,496
2.000% 2/15/25	20,000,000	20,118,750

		3,179,370,779

Total Government Securities		7,113,170,079

Total Long-Term Debt Securities (88.9%) (Cost $7,114,771,261)		7,195,227,201

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.3%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	364,003,636
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	162,174,339

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	$304,949,846

Total Investment Companies (10.3%) (Cost $798,559,134)		831,127,821

Total Investments (99.2%) (Cost $7,913,330,395)		8,026,355,022
Other Assets Less Liabilities (0.8%)		65,909,147

Net Assets (100%)		$8,092,264,169

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$4,764,753	$—	$4,764,753
Financials	—	38,854,021	—	38,854,021
Utilities	—	38,438,348	—	38,438,348
Government Securities
Foreign Governments	—	10,964,160	—	10,964,160
U.S. Government Agencies	—	3,922,835,140	—	3,922,835,140
U.S. Treasuries	—	3,179,370,779	—	3,179,370,779
Investment Companies
Exchange Traded Funds (ETFs)	831,127,821	—	—	831,127,821

Total Assets	$831,127,821	$7,195,227,201	$—	$8,026,355,022

Total Liabilities	$—	$—	$—	$—

Total	$831,127,821	$7,195,227,201	$—	$8,026,355,022

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,668,557
Aggregate gross unrealized depreciation	(3,778,105)

Net unrealized appreciation	$111,890,452

Federal income tax cost of investments	$7,914,464,570

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.7%)
Abacus Property Group (REIT)	42,028	$93,031
Adelaide Brighton Ltd.	68,393	235,585
AGL Energy Ltd.	102,984	1,190,269
Ainsworth Game Technology Ltd.	15,205	33,362
ALS Ltd.	60,563	227,361
Alumina Ltd.	376,035	458,660
Amcor Ltd.	184,665	1,970,318
AMP Ltd.	452,905	2,214,249
Ansell Ltd.	23,612	494,265
APA Group	170,458	1,174,171
APN News & Media Ltd.*	101,218	76,443
ARB Corp. Ltd.	10,511	99,150
Ardent Leisure Group	67,673	115,203
Aristocrat Leisure Ltd.	89,889	574,460
Arrium Ltd.	406,477	52,140
Asaleo Care Ltd.	58,498	84,115
Asciano Ltd.	149,831	722,088
ASX Ltd.	29,736	935,653
Aurizon Holdings Ltd.	325,036	1,198,027
AusNet Services	249,355	276,780
Australia & New Zealand Banking Group Ltd.	422,897	11,786,277
Australian Agricultural Co., Ltd.*	54,553	66,588
Automotive Holdings Group Ltd.	35,217	112,415
Aveo Group	52,706	106,432
AWE Ltd.*	80,241	72,886
Bank of Queensland Ltd.	56,161	588,779
Beach Energy Ltd.	170,147	130,524
Bega Cheese Ltd.	21,046	76,848
Bendigo & Adelaide Bank Ltd.	68,804	656,241
BHP Billiton Ltd.	491,116	11,437,804
BHP Billiton plc	350,544	7,610,918
BlueScope Steel Ltd.	86,499	274,033
Boral Ltd.	119,786	582,228
Bradken Ltd.	22,700	31,635
Brambles Ltd.	239,266	2,095,045
Breville Group Ltd.	13,867	79,495
BWP Trust (REIT)	74,664	170,259
Cabcharge Australia Ltd.	17,123	60,392
Caltex Australia Ltd.	20,738	551,284
Cardno Ltd.	23,606	58,548
carsales.com Ltd.	32,761	257,144
Challenger Ltd.	86,649	471,823
Charter Hall Group (REIT)	42,562	164,858
Charter Hall Retail REIT (REIT)	46,266	150,811
Coca-Cola Amatil Ltd.	81,145	664,996
Cochlear Ltd.	8,686	597,487
Commonwealth Bank of Australia	248,118	17,606,183
Computershare Ltd.	78,221	755,828
Corporate Travel Management Ltd.	10,035	89,515
Cover-More Group Ltd.	46,288	72,729
Cromwell Property Group (REIT)	192,321	166,065
Crown Resorts Ltd.	58,184	590,293
CSL Ltd.	72,629	5,086,359
CSR Ltd.	79,280	242,619
Dexus Property Group (REIT)	139,101	800,699
Dick Smith Holdings Ltd.	34,022	50,434
Domino’s Pizza Enterprises Ltd.	9,657	271,887
Downer EDI Ltd.	66,782	226,861
Drillsearch Energy Ltd.*	60,524	50,200
DUET Group	205,579	398,450
DuluxGroup Ltd.	58,542	284,873
Echo Entertainment Group Ltd.	119,943	411,476
Estia Health Ltd.*	20,485	95,684
Evolution Mining Ltd.	89,144	57,973
Fairfax Media Ltd.	365,437	264,684
Federation Centres (REIT)	217,212	501,752
FlexiGroup Ltd.	34,008	89,163
Flight Centre Travel Group Ltd.	8,666	260,727
Forge Group Ltd.*†	11,894	—
Fortescue Metals Group Ltd.	258,133	382,485
G8 Education Ltd.	53,668	136,330
Genworth Mortgage Insurance Australia Ltd.	33,409	83,703
Goodman Group (REIT)	238,792	1,150,527
GPT Group (REIT)	270,024	937,989
GrainCorp Ltd., Class A	28,063	200,641
Greencross Ltd.	15,006	91,052
GUD Holdings Ltd.	10,877	68,093
GWA Group Ltd.	45,447	89,578
Harvey Norman Holdings Ltd.	91,805	310,505
Healthscope Ltd.	164,966	383,704
iiNET Ltd.	23,848	160,040
Iluka Resources Ltd.	64,285	414,162
Incitec Pivot Ltd.	256,428	792,570
Independence Group NL	35,778	142,685
Insurance Australia Group Ltd.	358,349	1,660,945
Investa Office Fund (REIT)	94,326	279,523
Invocare Ltd.	16,915	168,937
IOOF Holdings Ltd.	40,573	317,252
Iress Ltd.	19,913	158,877
Japara Healthcare Ltd.*	38,372	78,594
JB Hi-Fi Ltd.	15,148	214,883
Karoon Gas Australia Ltd.*	28,084	46,151
Leighton Holdings Ltd.	15,477	248,255
Lend Lease Group	81,469	1,029,195
Liquefied Natural Gas Ltd.*	71,314	169,741
M2 Group Ltd.	27,597	212,708
Macquarie Atlas Roads Group	57,202	141,285
Macquarie Group Ltd.	50,677	2,944,522
Magellan Financial Group Ltd.	19,390	288,989
McMillan Shakespeare Ltd.	10,493	94,821
Medibank Pvt Ltd.*	421,458	743,825
Mesoblast Ltd.*	29,738	81,916
Metcash Ltd.	135,465	159,251
Mineral Resources Ltd.	23,969	122,483
Mirvac Group (REIT)	557,860	851,930
MMA Offshore Ltd.	50,956	25,528
Monadelphous Group Ltd.	14,170	107,656
Myer Holdings Ltd.	87,165	89,769
National Australia Bank Ltd.	370,512	10,847,638
Navitas Ltd.	47,042	174,709
Newcrest Mining Ltd.*	116,784	1,183,838
Nine Entertainment Co. Holdings Ltd.	88,069	141,120
Northern Star Resources Ltd.	86,857	151,203
Novion Property Group (REIT) .	363,086	692,005
Nufarm Ltd.	27,921	140,901
Oil Search Ltd.	178,849	979,980
Orica Ltd.	56,562	858,333

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Origin Energy Ltd.	168,526	$1,444,330
Orora Ltd.	182,593	314,782
OZ Minerals Ltd.	47,905	142,966
OzForex Group Ltd.	34,067	62,588
Pacific Brands Ltd.*	139,607	48,740
Pact Group Holdings Ltd.	26,455	84,857
Paladin Energy Ltd.*	191,350	54,513
PanAust Ltd.	74,329	96,558
Perpetual Ltd.	7,252	302,752
Platinum Asset Management Ltd.	32,901	195,528
Premier Investments Ltd.	14,406	140,310
Primary Health Care Ltd.	76,859	321,295
Qantas Airways Ltd.*	335,290	795,828
QBE Insurance Group Ltd.	208,884	2,067,208
Qube Holdings Ltd.	106,712	240,139
Ramsay Health Care Ltd.	19,806	1,011,491
REA Group Ltd.	7,372	270,715
Recall Holdings Ltd.	47,698	280,264
Regis Healthcare Ltd.*	20,224	92,286
Regis Resources Ltd.*	61,219	61,201
Retail Food Group Ltd.	18,892	101,367
SAI Global Ltd.	32,542	102,276
Sandfire Resources NL	20,286	67,917
Santos Ltd.	149,825	808,151
Scentre Group (REIT)	814,802	2,315,047
Seek Ltd.	51,784	673,736
Senex Energy Ltd.*	126,297	30,251
Seven Group Holdings Ltd.	15,070	82,426
Seven West Media Ltd.	92,916	94,510
Shopping Centres Australasia Property Group (REIT)	96,948	148,900
Sigma Pharmaceuticals Ltd.	172,314	116,571
Sirius Resources NL*	43,499	90,182
Sirtex Medical Ltd.	8,431	133,066
SKILLED Group Ltd.	27,380	26,034
Slater & Gordon Ltd.†	28,648	154,484
Sonic Healthcare Ltd.	61,429	954,342
Southern Cross Media Group Ltd.	84,051	73,342
Spark Infrastructure Group	202,395	304,461
Spotless Group Holdings Ltd.	109,139	188,175
Steadfast Group Ltd.	106,183	122,502
Stockland Corp., Ltd. (REIT)	359,403	1,228,239
STW Communications Group Ltd.	41,997	22,191
Suncorp Group Ltd.	196,895	2,020,172
Sundance Energy Australia Ltd.*	72,465	24,763
Super Retail Group Ltd.	21,265	155,101
Sydney Airport	339,158	1,334,677
Syrah Resources Ltd.*	20,626	58,030
Tabcorp Holdings Ltd.	126,968	457,839
Tassal Group Ltd.	21,773	56,253
Tatts Group Ltd.	220,404	667,384
Technology One Ltd.	30,134	92,060
Telstra Corp., Ltd.	1,870,949	8,978,844
Ten Network Holdings Ltd.*	247,594	38,464
Toll Holdings Ltd.	104,180	701,463
TPG Telecom Ltd.	45,008	312,915
Transfield Services Ltd.*	74,185	76,582
Transpacific Industries Group Ltd.	236,558	142,890
Transurban Group	292,979	2,121,881
Treasury Wine Estates Ltd.	98,671	383,509
UGL Ltd.	23,314	25,788
Veda Group Ltd.	128,863	227,226
Village Roadshow Ltd.	12,515	53,423
Virgin Australia International Holdings Pty Ltd.*†	190,064	—
Virtus Health Ltd.	10,077	56,148
Vocus Communications Ltd.	15,427	68,772
Wesfarmers Ltd.	172,004	5,747,272
Western Areas Ltd.	33,344	89,761
Westfield Corp. (REIT)	292,547	2,122,296
Westpac Banking Corp.	477,496	14,285,616
Whitehaven Coal Ltd.*	89,057	96,567
Woodside Petroleum Ltd.	108,435	2,836,727
Woolworths Ltd.	192,906	4,320,481
WorleyParsons Ltd.	33,630	244,342

		173,870,128

Belgium (1.5%)
Anheuser-Busch InBev N.V.	216,316	26,460,966

Finland (0.4%)
Nokia Oyj	1,034,993	7,906,268

France (13.8%)
Air Liquide S.A.	97,044	12,482,767
Airbus Group N.V.	161,566	10,498,630
BNP Paribas S.A.	475,128	28,896,253
Carrefour S.A.	176,067	5,869,908
Cie de Saint-Gobain	139,375	6,114,587
Danone S.A.	168,349	11,329,407
Essilor International S.A.	60,750	6,975,534
GDF Suez S.A.	457,140	9,045,641
L’Oreal S.A.	68,903	12,686,731
LVMH Moet Hennessy Louis Vuitton SE	76,490	13,499,107
Orange S.A.	544,567	8,761,420
Sanofi S.A.	339,942	33,450,646
Schneider Electric SE	164,481	12,793,937
Societe Generale S.A.	342,229	16,545,888
Total S.A.	669,243	33,295,724
Unibail-Rodamco SE (REIT)	27,593	7,446,857
Vinci S.A.	147,305	8,430,064
Vivendi S.A.*	361,158	8,979,612

		247,102,713

Germany (13.2%)
Allianz SE (Registered)	128,595	22,344,889
BASF SE	258,451	25,717,483
Bayer AG (Registered)	232,695	34,963,636
Bayerische Motoren Werke (BMW) AG	90,288	11,299,589
Daimler AG (Registered)	280,450	27,011,238
Deutsche Bank AG (Registered)	365,487	12,716,034
Deutsche Post AG (Registered)	269,379	8,426,846
Deutsche Telekom AG (Registered)	871,689	15,961,397
E.ON SE	563,061	8,389,332
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	43,020	9,283,850
RWE AG	135,844	3,473,292
SAP SE	268,082	19,466,942
Siemens AG (Registered)	221,528	23,983,634
TUI AG	71,409	1,255,745
Volkswagen AG (Preference)(q)	43,415	11,553,271

		235,847,178

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ireland (0.8%)
CRH plc	135,236	$3,507,064
Experian plc	164,706	2,727,676
James Hardie Industries plc (CDI)	68,111	787,557
Shire plc	97,563	7,758,244

		14,780,541

Italy (3.0%)
Assicurazioni Generali S.p.A.	380,042	7,478,946
Enel S.p.A.	1,819,399	8,195,130
Eni S.p.A.	759,197	13,140,130
Intesa Sanpaolo S.p.A.	4,034,891	13,692,215
UniCredit S.p.A.	1,567,059	10,629,042

		53,135,463

Japan (25.7%)
77 Bank Ltd.	54,000	305,873
ABC-Mart, Inc.	3,700	216,674
Accordia Golf Co., Ltd.	9,300	89,392
Acom Co., Ltd.*	62,600	217,357
ADEKA Corp.	11,400	147,540
Advantest Corp.	22,300	282,001
Aeon Co., Ltd.	100,963	1,109,163
Aeon Delight Co., Ltd.	4,800	114,905
AEON Financial Service Co., Ltd.	15,900	401,674
Aeon Mall Co., Ltd.	15,320	303,615
Aica Kogyo Co., Ltd.	9,600	223,880
Aichi Bank Ltd.	1,100	56,173
Aichi Corp.	16,500	83,705
Aichi Steel Corp.	20,102	95,511
Aida Engineering Ltd.	10,835	124,556
Aiful Corp.*	43,800	154,913
Ain Pharmaciez, Inc.	2,920	115,642
Air Water, Inc.	21,000	375,675
Aisan Industry Co., Ltd.	7,700	66,361
Aisin Seiki Co., Ltd.	23,600	857,239
Ajinomoto Co., Inc.	62,000	1,360,508
Akebono Brake Industry Co., Ltd.	14,800	54,263
Alfresa Holdings Corp.	30,400	429,380
Alpen Co., Ltd.	4,000	62,591
Alpine Electronics, Inc.	6,903	115,118
Alps Electric Co., Ltd.	17,700	427,698
Amada Co., Ltd.	36,000	346,036
Amano Corp.	9,930	118,827
ANA Holdings, Inc.	480,303	1,287,650
Anritsu Corp.	44	308
AOKI Holdings, Inc.	6,358	89,968
Aoyama Trading Co., Ltd.	8,200	267,551
Aozora Bank Ltd.	162,000	575,228
Aplus Financial Co., Ltd.*	68,412	76,732
Arcs Co., Ltd.	4,964	119,197
Ariake Japan Co., Ltd.	3,950	135,798
Asahi Glass Co., Ltd.	138,000	905,764
Asahi Group Holdings Ltd.	54,700	1,738,061
Asahi Kasei Corp.	162,760	1,557,323
Asatsu-DK, Inc.	4,800	130,974
Ashikaga Holdings Co., Ltd.	23,276	97,925
Asics Corp.	27,000	733,297
ASKUL Corp.	3,500	82,451
Astellas Pharma, Inc.	295,800	4,847,164
Autobacs Seven Co., Ltd.	12,300	194,473
Avex Group Holdings, Inc.	5,735	91,619
Awa Bank Ltd.	21,392	121,348
Azbil Corp.	9,000	244,360
Bandai Namco Holdings, Inc.	29,600	576,765
Bando Chemical Industries Ltd.	17,100	66,262
Bank of Iwate Ltd.	1,900	82,300
Bank of Kyoto Ltd.	47,000	492,860
Bank of Nagoya Ltd.	30,000	99,669
Bank of Okinawa Ltd.	2,600	109,163
Bank of Saga Ltd.	25,300	63,867
Bank of the Ryukyus Ltd.	4,185	60,152
Bank of Yokohama Ltd.	173,000	1,011,582
Belluna Co., Ltd.	22,437	109,771
Benesse Holdings, Inc.	8,700	274,042
Bic Camera, Inc.	10,045	104,584
Bridgestone Corp.	81,400	3,266,261
Brother Industries Ltd.	31,500	501,583
Calbee, Inc.	10,696	464,967
Calsonic Kansei Corp.	18,507	122,863
Canon Electronics, Inc.	2,833	57,487
Canon Marketing Japan, Inc.	7,800	156,641
Canon, Inc.	143,834	5,086,520
Capcom Co., Ltd.	6,158	122,525
Casio Computer Co., Ltd.	24,600	466,699
Cawachi Ltd.	3,400	59,282
Central Glass Co., Ltd.	26,000	122,819
Central Japan Railway Co.	22,209	4,021,507
Century Tokyo Leasing Corp.	7,500	228,374
Chiba Bank Ltd.	95,338	700,193
Chiyoda Co., Ltd.	3,062	69,073
Chiyoda Corp.	24,000	205,477
Chofu Seisakusho Co., Ltd.	3,200	79,162
Chubu Electric Power Co., Inc.	73,200	874,640
Chudenko Corp.	5,900	115,099
Chugai Pharmaceutical Co., Ltd.	24,800	781,865
Chugai Ro Co., Ltd.	19,300	43,743
Chugoku Bank Ltd.	21,000	313,975
Chugoku Electric Power Co., Inc.	35,320	460,686
Chugoku Marine Paints Ltd.	12,930	117,052
Citizen Holdings Co., Ltd.	35,300	270,859
CKD Corp.	9,000	84,435
Clarion Co., Ltd.	35,568	98,121
Cleanup Corp.	10,500	81,804
CMK Corp.	31,223	80,611
Coca-Cola Central Japan Co., Ltd.	8,738	178,435
Coca-Cola West Co., Ltd.	11,100	183,673
Cocokara fine, Inc.	3,771	106,029
COLOPL, Inc.	4,411	95,251
Colowide Co., Ltd.	5,764	78,815
COMSYS Holdings Corp.	17,500	216,415
COOKPAD, Inc.	1,632	74,760
Cosel Co., Ltd.	4,700	52,748
Cosmo Oil Co., Ltd.*	94,000	126,744
Cosmos Pharmaceutical Corp.	1,165	182,243
Create SD Holdings Co., Ltd.	1,589	67,680
Credit Saison Co., Ltd.	20,400	366,487
CyberAgent, Inc.	4,608	264,349
Dai Nippon Printing Co., Ltd.	77,000	749,066
Daibiru Corp.	6,400	66,101
Daicel Corp.	37,000	441,769
Daido Steel Co., Ltd.	39,000	174,868
Daifuku Co., Ltd.	14,100	186,474

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Daihatsu Motor Co., Ltd.	28,000	$428,717
Daihen Corp.	17,500	86,161
Dai-ichi Life Insurance Co., Ltd.	156,829	2,278,444
Daiichi Sankyo Co., Ltd.	87,400	1,388,670
Dai-ichi Seiko Co., Ltd.	2,258	54,768
Daikin Industries Ltd.	36,100	2,417,864
Daikyo, Inc.	44,931	67,759
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	98,795
Dainippon Screen Manufacturing Co., Ltd.	25,000	189,403
Daio Paper Corp.	10,000	85,836
Daiseki Co., Ltd.	5,400	97,546
Daito Trust Construction Co., Ltd.	10,600	1,185,778
Daiwa House Industry Co., Ltd.	81,000	1,598,887
Daiwa Securities Group, Inc.	229,518	1,808,854
DCM Holdings Co., Ltd.	13,400	100,476
DeNA Co., Ltd.	13,013	254,964
Denki Kagaku Kogyo KK	71,000	280,281
Denki Kogyo Co., Ltd.	14,500	68,863
Denso Corp.	61,300	2,798,662
Dentsu, Inc.	27,900	1,196,296
Descente Ltd.	9,476	117,786
DIC Corp.	89,000	258,396
Disco Corp.	3,400	347,822
Don Quijote Holdings Co., Ltd.	7,800	635,249
Doutor Nichires Holdings Co., Ltd.	5,500	92,198
Dowa Holdings Co., Ltd.	28,000	239,717
Dr. Ci:Labo Co., Ltd.	2,500	87,258
Duskin Co., Ltd.	9,300	161,218
Eagle Industry Co., Ltd.	5,758	116,664
Earth Chemical Co., Ltd.	2,912	100,590
East Japan Railway Co.	45,498	3,653,363
Ebara Corp.	59,000	249,117
Eisai Co., Ltd.	33,800	2,403,584
Eizo Corp.	3,000	65,685
Electric Power Development Co., Ltd.	17,000	573,574
Enplas Corp.	1,027	41,284
Exedy Corp.	3,600	85,880
Ezaki Glico Co., Ltd.	6,500	263,230
F@N Communications, Inc.	9,152	77,920
FamilyMart Co., Ltd.	8,100	339,146
Fancl Corp.	7,600	96,994
FANUC Corp.	25,870	5,653,285
Fast Retailing Co., Ltd.	4,900	1,896,744
FCC Co., Ltd.	4,261	66,362
FP Corp.	2,400	87,180
Fuji Co., Ltd.	3,400	58,435
Fuji Electric Co., Ltd.	67,000	316,531
Fuji Heavy Industries Ltd.	84,000	2,792,855
Fuji Kyuko Co., Ltd.	10,605	99,972
Fuji Media Holdings, Inc.	27,600	391,860
Fuji Seal International, Inc.	3,200	89,008
Fujicco Co., Ltd.	5,900	95,545
Fujifilm Holdings Corp.	58,868	2,096,707
Fujikura Ltd.	51,000	223,479
Fujita Kanko, Inc.	15,600	66,353
Fujitsu General Ltd.	7,720	101,391
Fujitsu Ltd.	239,000	1,631,276
Fukuoka Financial Group, Inc.	106,000	546,344
Fukuyama Transporting Co., Ltd.	20,000	106,637
Furukawa Co., Ltd.	47,469	83,825
Furukawa Electric Co., Ltd.	108,000	182,655
Futaba Corp.	6,500	104,757
Futaba Industrial Co., Ltd.	9,500	44,233
Fuyo General Lease Co., Ltd.	2,579	103,758
Geo Holdings Corp.	9,028	95,496
Glory Ltd.	8,900	248,298
GMO Internet, Inc.	8,424	103,692
Goldcrest Co., Ltd.	3,120	54,314
Gree, Inc.	14,234	99,064
GS Yuasa Corp.	61,000	274,901
Gulliver International Co., Ltd.	14,017	115,664
Gunma Bank Ltd.	54,000	365,231
Gunze Ltd.	24,000	64,203
Gurunavi, Inc.	1,320	25,805
H2O Retailing Corp.	9,500	179,127
Hachijuni Bank Ltd.	43,000	303,683
Hakuhodo DY Holdings, Inc.	35,770	380,922
Hamamatsu Photonics KK	22,260	673,735
Hankyu Hanshin Holdings, Inc.	160,000	990,254
Hanwa Co., Ltd.	28,219	114,720
Haseko Corp.	45,300	442,043
Hazama Ando Corp.	19,377	110,895
Heiwa Corp.	5,400	106,163
Heiwa Real Estate Co., Ltd.	4,651	65,395
Heiwado Co., Ltd.	3,000	68,788
Higo Bank Ltd.	21,000	128,899
Hikari Tsushin, Inc.	2,400	155,762
Hino Motors Ltd.	32,439	463,151
Hirose Electric Co., Ltd.	4,620	597,775
Hiroshima Bank Ltd.	73,000	393,858
HIS Co., Ltd.	4,670	164,125
Hisaka Works Ltd.	5,400	47,231
Hisamitsu Pharmaceutical Co., Inc.	9,400	386,085
Hitachi Capital Corp.	4,800	101,482
Hitachi Chemical Co., Ltd.	14,700	314,654
Hitachi Construction Machinery Co., Ltd.	15,400	269,445
Hitachi High-Technologies Corp.	9,800	299,230
Hitachi Koki Co., Ltd.	8,500	69,297
Hitachi Ltd.	595,778	4,073,226
Hitachi Maxell Ltd.	6,700	116,029
Hitachi Metals Ltd.	22,990	353,528
Hitachi Transport System Ltd.	6,300	95,352
Hitachi Zosen Corp.	19,500	100,716
Hogy Medical Co., Ltd.	2,200	108,137
Hokkaido Electric Power Co., Inc.*	26,200	206,253
Hokkoku Bank Ltd.	32,000	111,679
Hokuetsu Kishu Paper Co., Ltd.	22,000	98,583
Hokuhoku Financial Group, Inc.	177,000	395,093
Hokuriku Electric Power Co.	27,019	358,092
Hokuto Corp.	3,600	67,121
Honda Motor Co., Ltd.	223,228	7,254,873
Horiba Ltd.	5,500	209,794
Hoshizaki Electric Co., Ltd.	6,600	430,355
Hosiden Corp.	18,200	100,252
House Foods Group, Inc.	13,200	277,116
Hoya Corp.	59,000	2,366,726
Hulic Co., Ltd.	44,679	501,029
Hyakugo Bank Ltd.	8,829	40,967

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hyakujushi Bank Ltd.	32,000	$105,814
Ibiden Co., Ltd.	13,900	234,807
IBJ Leasing Co., Ltd.	4,188	86,716
Ichiyoshi Securities Co., Ltd.	5,248	56,893
Icom, Inc.	2,600	62,419
Idec Corp.	7,600	66,370
Idemitsu Kosan Co., Ltd.	16,000	278,858
IHI Corp.	183,000	857,705
Iida Group Holdings Co., Ltd.	12,653	157,346
Inaba Denki Sangyo Co., Ltd.	3,588	130,076
Inabata & Co., Ltd.	10,984	109,579
Inageya Co., Ltd.	6,500	74,109
INPEX Corp.	142,780	1,575,285
Internet Initiative Japan, Inc.	3,198	52,908
Iseki & Co., Ltd.	41,000	78,578
Isetan Mitsukoshi Holdings Ltd.	52,700	872,417
Isuzu Motors Ltd.	76,500	1,017,630
IT Holdings Corp.	9,100	166,018
Ito En Ltd.	9,000	194,301
ITOCHU Corp.	204,400	2,216,209
Itochu Enex, Co., Ltd.	15,800	130,455
ITOCHU Techno-Solutions Corp.	5,600	116,157
Itoham Foods, Inc.	17,655	97,568
Iwatani Corp.	26,988	177,140
Iyo Bank Ltd.	34,000	404,039
Izumi Co., Ltd.	5,300	194,220
J. Front Retailing Co., Ltd.	29,000	456,167
Jaccs Co., Ltd.	15,528	81,350
Jafco Co., Ltd.	3,600	133,923
Japan Airlines Co., Ltd.	46,842	1,460,021
Japan Airport Terminal Co., Ltd.	10,100	612,219
Japan Aviation Electronics Industry Ltd.	10,685	257,761
Japan Cash Machine Co., Ltd.	6,102	88,385
Japan Digital Laboratory Co., Ltd.	6,400	84,069
Japan Display, Inc.	45,302	163,136
Japan Exchange Group, Inc.	34,538	1,001,860
Japan Petroleum Exploration Co., Ltd.	5,700	193,299
Japan Pulp & Paper Co., Ltd.	20,100	54,449
Japan Radio Co., Ltd.	23,400	78,941
Japan Steel Works Ltd.	52,000	218,770
Japan Tobacco, Inc.	154,018	4,866,339
Japan Wool Textile Co., Ltd.	14,419	104,296
JFE Holdings, Inc.	64,200	1,418,560
JGC Corp.	30,000	596,763
Jin Co., Ltd.	2,774	96,234
J-Oil Mills, Inc.	23,100	80,473
Joshin Denki Co., Ltd.	7,400	58,774
Joyful Honda Co., Ltd.	3,128	119,799
Joyo Bank Ltd.	101,000	519,856
JSR Corp.	23,500	407,680
JTEKT Corp.	25,700	401,367
Juroku Bank Ltd.	32,000	117,531
JVC Kenwood Corp.	19,300	59,331
JX Holdings, Inc.	288,000	1,106,481
Kadokawa Dwango*	6,440	101,103
Kaga Electronics Co., Ltd.	5,500	67,105
Kagome Co., Ltd.	12,800	199,098
Kagoshima Bank Ltd.	16,000	108,884
Kajima Corp.	131,000	608,978
Kakaku.com, Inc.	17,876	296,519
Kaken Pharmaceutical Co., Ltd.	9,000	259,955
Kamigumi Co., Ltd.	36,000	340,126
Kanagawa Chuo Kotsu Co., Ltd.	14,700	71,912
Kanamoto Co., Ltd.	4,280	123,344
Kandenko Co., Ltd.	16,000	92,932
Kaneka Corp.	42,000	296,000
Kanematsu Corp.	67,103	97,822
Kansai Electric Power Co., Inc.*	101,166	966,087
Kansai Paint Co., Ltd.	34,000	618,444
Kao Corp.	70,200	3,504,907
Kappa Create Holdings Co., Ltd.*	5,800	54,584
Katakura Industries Co., Ltd.	7,200	73,714
Kawasaki Heavy Industries Ltd.	177,000	894,316
Kawasaki Kisen Kaisha Ltd.	100,000	269,072
KDDI Corp.	248,667	5,633,831
Keihan Electric Railway Co., Ltd.	52,000	317,129
Keihin Corp.	5,700	87,446
Keikyu Corp.	69,000	552,266
Keio Corp.	71,000	557,566
Keisei Electric Railway Co., Ltd.	40,000	497,294
Keiyo Bank Ltd.	19,000	110,131
Kenedix, Inc.	26,600	108,501
Kewpie Corp.	13,000	316,848
Key Coffee, Inc.	4,000	60,321
Keyence Corp.	5,540	3,025,999
Kikkoman Corp.	23,371	742,204
Kinden Corp.	24,000	300,329
Kinki Sharyo Co., Ltd.*	13,400	43,558
Kintetsu Corp.	260,000	955,294
Kintetsu Department Store Co., Ltd.*	28,164	78,090
Kintetsu World Express, Inc.	2,600	116,941
Kirin Holdings Co., Ltd.	119,000	1,563,071
Kissei Pharmaceutical Co., Ltd.	5,000	156,201
Kitz Corp.	19,319	95,619
Kiyo Bank Ltd.	12,600	175,758
Koa Corp.	5,800	56,470
Kobayashi Pharmaceutical Co., Ltd.	4,700	336,645
Kobe Steel Ltd.	452,000	835,486
Koei Tecmo Holdings Co., Ltd.	7,926	117,802
Koito Manufacturing Co., Ltd.	16,000	481,408
Kokuyo Co., Ltd.	14,200	132,834
Komatsu Ltd.	128,700	2,531,159
Komeri Co., Ltd.	4,300	101,453
Komori Corp.	7,900	100,728
Konami Corp.	9,200	172,394
Konica Minolta, Inc.	63,500	645,843
Kose Corp.	6,000	331,510
Krosaki Harima Corp.	17,100	36,623
K’s Holdings Corp.	7,200	233,075
Kubota Corp.	125,000	1,980,450
Kumiai Chemical Industry Co., Ltd.	14,492	119,655
Kurabo Industries Ltd.	39,100	68,747
Kuraray Co., Ltd.	44,000	596,491
Kureha Corp.	24,000	103,168
Kurita Water Industries Ltd.	16,300	394,451
Kuroda Electric Co., Ltd.	5,100	81,676
Kusuri No Aoki Co., Ltd.	1,670	125,383
KYB Co., Ltd.	19,231	70,498
Kyocera Corp.	40,700	2,233,773

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kyoei Steel Ltd.	5,000	$84,497
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	85,810
KYORIN Holdings, Inc.	9,000	215,571
Kyoritsu Maintenance Co., Ltd.	1,335	63,988
Kyosan Electric Manufacturing Co., Ltd.	39,028	123,570
Kyowa Exeo Corp.	9,800	105,214
Kyowa Hakko Kirin Co., Ltd.	38,000	495,985
Kyudenko Corp.	9,211	100,667
Kyushu Electric Power Co., Inc.	52,100	505,497
Lawson, Inc.	9,000	624,791
Leopalace21 Corp.*	22,700	118,922
Life Corp.	5,900	103,215
Lintec Corp.	5,800	138,220
Lion Corp.	39,000	237,800
LIXIL Group Corp.	38,500	913,292
M3, Inc.	22,414	476,292
Mabuchi Motor Co., Ltd.	9,200	488,036
Macnica, Inc.†	2,900	91,883
Maeda Corp.	18,502	134,469
Maeda Kosen Co., Ltd.	7,188	62,851
Maeda Road Construction Co., Ltd.	10,000	162,448
Makino Milling Machine Co., Ltd.	13,507	114,897
Makita Corp.	17,500	909,057
Mandom Corp.	3,039	111,268
Marubeni Corp.	215,000	1,243,938
Marui Group Co., Ltd.	32,800	372,771
Maruichi Steel Tube Ltd.	11,400	270,261
Maruwa Co., Ltd.	2,900	68,708
Maruzen Showa Unyu Co., Ltd.	22,000	74,962
Marvelous, Inc.	7,616	106,625
Matsuda Sangyo Co., Ltd.	4,000	51,183
Matsui Securities Co., Ltd.	12,800	116,377
Matsumotokiyoshi Holdings Co., Ltd.	5,900	210,349
Matsuya Co., Ltd.	7,173	109,021
Matsuya Foods Co., Ltd.	4,300	86,351
Max Co., Ltd.	6,000	70,756
Mazda Motor Corp.	73,800	1,499,242
Medipal Holdings Corp.	29,500	384,683
Megmilk Snow Brand Co., Ltd.	8,204	98,770
Meidensha Corp.	36,000	116,334
MEIJI Holdings Co., Ltd.	8,300	1,013,045
Meitec Corp.	2,601	87,212
Mie Bank Ltd.	26,100	59,799
Minebea Co., Ltd.	37,000	584,602
Miraca Holdings, Inc.	8,000	368,639
Mirait Holdings Corp.	9,786	109,566
MISUMI Group, Inc.	10,600	428,008
Mitsuba Corp.	3,235	71,571
Mitsubishi Chemical Holdings Corp.	169,000	983,450
Mitsubishi Corp.	187,616	3,782,212
Mitsubishi Electric Corp.	248,000	2,951,662
Mitsubishi Estate Co., Ltd.	181,957	4,223,366
Mitsubishi Gas Chemical Co., Inc.	53,000	261,522
Mitsubishi Heavy Industries Ltd.	406,000	2,239,144
Mitsubishi Logistics Corp.	18,000	280,917
Mitsubishi Materials Corp.	176,000	592,278
Mitsubishi Motors Corp.	96,000	867,324
Mitsubishi Paper Mills Ltd.*	61,000	43,664
Mitsubishi Research Institute, Inc.	3,100	70,820
Mitsubishi Shokuhin Co., Ltd.	2,500	52,416
Mitsubishi Tanabe Pharma Corp.	29,000	498,372
Mitsubishi UFJ Financial Group, Inc.	1,943,683	12,034,401
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	303,061
Mitsuboshi Belting Co., Ltd.	12,100	97,120
Mitsui & Co., Ltd.	207,520	2,787,980
Mitsui Chemicals, Inc.	119,000	382,436
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	218,563
Mitsui Fudosan Co., Ltd.	129,823	3,815,430
Mitsui Home Co., Ltd.	13,400	57,581
Mitsui Mining & Smelting Co., Ltd.	97,000	221,319
Mitsui O.S.K. Lines Ltd.	139,863	475,509
Mitsui Sugar Co., Ltd.	19,300	67,866
Mitsumi Electric Co., Ltd.	11,968	88,948
Miura Co., Ltd.	11,508	129,763
Miyazaki Bank Ltd.	26,800	102,044
Mizuho Financial Group, Inc.	3,389,430	5,961,831
Mizuno Corp.	15,800	82,423
Mochida Pharmaceutical Co., Ltd.	2,000	131,448
Modec, Inc.	1,311	20,586
Monex Group, Inc.	24,700	65,800
MonotaRO Co., Ltd.	4,022	146,029
Mori Seiki Co., Ltd.	17,900	275,015
Morinaga & Co., Ltd.	35,100	123,447
Morinaga Milk Industry Co., Ltd.	29,000	110,227
MOS Food Services, Inc.	4,100	87,113
Moshi Moshi Hotline, Inc.	6,150	67,173
MS&AD Insurance Group Holdings, Inc.	76,804	2,155,069
Murata Manufacturing Co., Ltd.	26,000	3,582,016
Musashi Seimitsu Industry Co., Ltd.	3,100	65,643
Musashino Bank Ltd.	5,200	174,735
Nabtesco Corp.	14,000	405,720
Nachi-Fujikoshi Corp.	25,458	139,512
Nagase & Co., Ltd.	18,000	235,747
Nagoya Railroad Co., Ltd.	84,000	335,887
Nankai Electric Railway Co., Ltd.	67,000	276,914
Nanto Bank Ltd.	32,000	111,153
NEC Corp.	302,000	888,023
NEC Networks & System Integration Corp.	2,159	43,508
NET One Systems Co., Ltd.	14,580	99,627
Nexon Co., Ltd.	24,571	261,966
Next Co., Ltd.	12,125	120,925
NGK Insulators Ltd.	34,000	726,492
NGK Spark Plug Co., Ltd.	22,000	591,862
NH Foods Ltd.	19,000	438,270
NHK Spring Co., Ltd.	25,000	260,989
Nichias Corp.	14,969	86,457
Nichicon Corp.	10,400	97,232
Nichii Gakkan Co.	11,354	100,115
Nichi-iko Pharmaceutical Co., Ltd.	6,073	140,067
Nichirei Corp.	40,000	224,504
Nidec Corp.	26,186	1,741,457

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nifco, Inc.	6,400	$220,915
Nihon Kohden Corp.	11,800	321,813
Nihon M&A Center, Inc.	3,987	137,789
Nihon Nohyaku Co., Ltd.	8,530	85,439
Nihon Parkerizing Co., Ltd.	14,718	178,324
Nihon Trim Co., Ltd.	1,921	49,792
Nihon Unisys Ltd.	10,500	99,668
Nikon Corp.	50,100	672,210
Nintendo Co., Ltd.	15,284	2,249,300
Nippo Corp.	8,000	132,417
Nippon Carbon Co., Ltd.	22,500	70,251
Nippon Chemi-Con Corp.*	35,035	103,239
Nippon Densetsu Kogyo Co., Ltd.	7,465	111,325
Nippon Electric Glass Co., Ltd.	54,000	263,968
Nippon Express Co., Ltd.	103,000	576,492
Nippon Flour Mills Co., Ltd.	23,000	113,849
Nippon Gas Co., Ltd.	2,485	61,504
Nippon Kayaku Co., Ltd.	24,000	301,135
Nippon Konpo Unyu Soko Co., Ltd.	9,000	157,846
Nippon Light Metal Holdings Co., Ltd.	52,529	77,899
Nippon Paint Holdings Co., Ltd.	22,000	805,863
Nippon Paper Industries Co., Ltd.	16,100	242,231
Nippon Sharyo Ltd.	14,000	40,128
Nippon Sheet Glass Co., Ltd.*	148,000	145,417
Nippon Shinyaku Co., Ltd.	6,000	218,670
Nippon Shokubai Co., Ltd.	20,000	293,857
Nippon Signal Co., Ltd.	8,900	87,027
Nippon Steel & Sumikin Bussan Corp.	27,116	93,746
Nippon Steel & Sumitomo Metal Corp.	1,097,617	2,766,540
Nippon Suisan Kaisha Ltd.	32,900	100,076
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	45,060
Nippon Telegraph & Telephone Corp.	93,942	5,788,822
Nippon Television Holdings, Inc.	27,400	456,796
Nippon Thompson Co., Ltd.	11,000	54,312
Nippon Valqua Industries Ltd.	22,000	57,199
Nippon Yusen KK	216,000	622,668
Nipro Corp.	13,900	132,576
Nishimatsuya Chain Co., Ltd.	7,500	66,184
Nishi-Nippon City Bank Ltd.	114,000	331,224
Nishi-Nippon Railroad Co., Ltd.	42,000	192,780
Nishio Rent All Co. Ltd.	3,963	114,085
Nissan Chemical Industries Ltd.	18,000	372,906
Nissan Motor Co., Ltd.	348,180	3,550,422
Nissan Shatai Co., Ltd.	13,000	167,030
Nisshin Seifun Group, Inc.	28,825	339,459
Nisshin Steel Holdings Co., Ltd.	10,951	136,686
Nisshinbo Holdings, Inc.	22,000	211,269
Nissin Electric Co., Ltd.	11,000	65,785
Nissin Foods Holdings Co., Ltd.	10,700	525,388
Nissin Kogyo Co., Ltd.	4,986	79,242
Nitori Holdings Co., Ltd.	10,500	712,323
Nitta Corp.	3,600	97,880
Nitto Boseki Co., Ltd.	20,312	78,978
Nitto Denko Corp.	19,700	1,317,019
Nitto Kogyo Corp.	5,056	94,155
Nitto Kohki Co., Ltd.	2,800	50,487
Noevir Holdings Co., Ltd.	2,811	56,312
NOF Corp.	21,020	156,242
NOK Corp.	11,800	355,746
Nomura Holdings, Inc.	500,402	2,942,287
Nomura Real Estate Holdings, Inc.	15,900	286,810
Nomura Research Institute Ltd.	14,517	546,406
Noritake Co., Ltd.	19,900	46,729
North Pacific Bank Ltd.	48,800	184,492
NS Solutions Corp.	3,300	101,885
NS United Kaiun Kaisha Ltd.	28,700	69,766
NSD Co., Ltd.	6,930	102,255
NSK Ltd.	49,000	716,950
NTN Corp.	74,000	392,400
NTT Data Corp.	14,761	643,176
NTT DOCOMO, Inc.	201,590	3,502,617
NTT Urban Development Corp.	15,400	154,113
Obayashi Corp.	90,000	584,677
OBIC Business Consultants Ltd.	2,700	93,156
Obic Co., Ltd.	11,000	467,445
Odakyu Electric Railway Co., Ltd.	86,000	877,359
Ogaki Kyoritsu Bank Ltd.	34,000	107,646
Ohsho Food Service Corp.	2,130	76,058
Oiles Corp.	4,560	89,053
Oita Bank Ltd.	21,000	81,689
Oji Holdings Corp.	124,000	508,111
Okabe Co., Ltd.	7,367	68,090
Okamura Corp.	15,286	123,024
Okasan Securities Group, Inc.	23,000	182,856
Oki Electric Industry Co., Ltd.	108,244	224,509
OKUMA Corp.	22,400	208,053
Okumura Corp.	25,000	117,015
Olympus Corp.*	35,900	1,334,258
Omron Corp.	26,800	1,209,470
Ono Pharmaceutical Co., Ltd.	11,577	1,310,079
Onward Holdings Co., Ltd.	23,000	160,601
Oracle Corp. Japan	5,000	215,384
Organo Corp.	9,300	41,695
Orient Corp.*	50,508	81,840
Oriental Land Co., Ltd.	27,200	2,061,062
ORIX Corp.	173,286	2,437,302
Osaka Gas Co., Ltd.	249,000	1,042,667
Osaka Steel Co., Ltd.	6,200	110,205
OSAKA Titanium Technologies Co., Ltd.	5,100	108,246
OSG Corp.	14,700	286,501
Otsuka Corp.	7,800	332,003
Otsuka Holdings Co., Ltd.	51,838	1,623,509
Pack Corp.	4,000	86,373
Paltac Corp.	8,370	117,806
PanaHome Corp.	11,000	76,228
Panasonic Corp.	302,270	3,968,654
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	85,104
Paramount Bed Holdings Co., Ltd.	4,070	107,658
Parco Co., Ltd.	8,506	79,338
Paris Miki Holdings, Inc.	7,300	29,631
Park24 Co., Ltd.	14,800	303,133
Penta-Ocean Construction Co., Ltd.	34,091	124,650
PGM Holdings KK	10,000	109,275
Pigeon Corp.	5,280	444,504

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Pilot Corp.	2,350	$132,493
Pioneer Corp.*	54,177	98,833
Plenus Co., Ltd.	4,700	87,350
Pola Orbis Holdings, Inc.	2,748	145,875
Rakuten, Inc.	109,463	1,931,134
Recruit Holdings Co., Ltd.	28,550	891,975
Renesas Electronics Corp.*	8,900	66,189
Rengo Co., Ltd.	21,000	89,060
Resona Holdings, Inc.	284,000	1,411,861
Resorttrust, Inc.	10,200	265,995
Ricoh Co., Ltd.	71,000	773,835
Ricoh Leasing Co., Ltd.	2,500	74,253
Riken Corp.	16,000	63,310
Riken Vitamin Co., Ltd.	3,094	106,257
Rinnai Corp.	4,800	356,304
Rohm Co., Ltd.	13,200	904,280
Rohto Pharmaceutical Co., Ltd.	15,000	212,930
Round One Corp.	11,100	62,990
Ryobi Ltd.	18,700	54,991
Ryohin Keikaku Co., Ltd.	3,000	436,331
Saibu Gas Co., Ltd.	50,000	112,504
Saizeriya Co., Ltd.	4,200	81,188
Sakai Chemical Industry Co., Ltd.	14,100	45,938
Sakata INX Corp.	10,781	101,272
Sakata Seed Corp.	5,300	86,356
Sanden Corp.	18,200	81,403
Sangetsu Co., Ltd.	11,200	169,608
San-In Godo Bank Ltd.	15,000	123,838
Sankyo Co., Ltd.	7,700	274,189
Sankyo Tateyama, Inc.	2,211	42,771
Sankyu, Inc.	40,000	174,331
Sanoh Industrial Co., Ltd.	7,800	56,278
Sanrio Co., Ltd.	6,400	171,476
Santen Pharmaceutical Co., Ltd.	52,000	756,675
Sanwa Holdings Corp.	31,000	230,252
Sanyo Chemical Industries Ltd.	9,400	74,000
Sanyo Electric Railway Co., Ltd.	24,625	96,884
Sanyo Shokai Ltd.	18,600	47,792
Sapporo Holdings Ltd.	52,000	206,135
Sato Holdings Corp.	5,161	117,159
Sawai Pharmaceutical Co., Ltd.	4,400	260,650
SBI Holdings, Inc.	29,097	352,562
SCSK Corp.	6,300	176,569
Secom Co., Ltd.	25,200	1,684,059
Sega Sammy Holdings, Inc.	27,471	401,525
Seibu Holdings, Inc.	21,536	556,937
Seikagaku Corp.	4,173	79,475
Seiko Epson Corp.	37,200	660,673
Seiko Holdings Corp.	20,878	105,414
Seino Holdings Co., Ltd.	25,000	271,442
Seiren Co., Ltd.	9,500	85,064
Sekisui Chemical Co., Ltd.	59,000	766,213
Sekisui House Ltd.	86,000	1,250,422
Sekisui Jushi Corp.	7,100	94,708
Senshu Ikeda Holdings, Inc.	18,340	87,238
Seven & i Holdings Co., Ltd.	102,379	4,308,156
Seven Bank Ltd.	99,354	490,668
Sharp Corp.	192,000	376,109
Shiga Bank Ltd.	30,000	149,934
Shikoku Chemicals Corp.	12,000	96,104
Shikoku Electric Power Co., Inc.*	20,885	257,448
Shimachu Co., Ltd.	6,100	161,143
Shimadzu Corp.	28,000	312,515
Shimamura Co., Ltd.	3,300	305,810
Shimano, Inc.	10,700	1,592,878
Shimizu Corp.	91,000	616,267
Shimojima Co., Ltd.	5,300	47,049
Shinagawa Refractories Co., Ltd.	21,703	52,804
Shindengen Electric Manufacturing Co., Ltd.	13,600	67,984
Shin-Etsu Chemical Co., Ltd.	46,614	3,047,129
Shin-Etsu Polymer Co., Ltd.	11,000	51,969
Shinko Electric Industries Co., Ltd.	8,500	60,379
Shinsei Bank Ltd.	228,000	453,780
Shionogi & Co., Ltd.	40,600	1,354,710
Shiroki Corp.	40,265	106,353
Shiseido Co., Ltd.	49,800	884,819
Shizuoka Bank Ltd.	78,000	779,385
Sho-Bond Holdings Co., Ltd.	2,689	118,310
Shochiku Co., Ltd.	19,000	178,589
Showa Corp.	3,734	37,749
Showa Denko KK	175,000	223,030
Showa Sangyo Co., Ltd.	24,500	94,341
Showa Shell Sekiyu KK	30,300	277,260
Sintokogio Ltd.	7,500	57,911
SKY Perfect JSAT Holdings, Inc.	18,341	113,974
SMC Corp.	7,600	2,268,352
SMK Corp.	16,209	70,341
SoftBank Corp.	127,549	7,414,362
Sohgo Security Services Co., Ltd.	8,100	276,408
Sojitz Corp.	154,100	257,517
Sompo Japan Nipponkoa Holdings, Inc.	54,500	1,694,818
Sony Corp.*	160,472	4,290,165
Sony Financial Holdings, Inc.	24,977	402,103
Sotetsu Holdings, Inc.	50,000	232,034
Square Enix Holdings Co., Ltd.	10,400	222,961
St. Marc Holdings Co., Ltd.	2,948	100,359
Stanley Electric Co., Ltd.	16,900	382,207
Star Micronics Co., Ltd.	6,600	92,607
Start Today Co., Ltd.	6,669	175,780
Starts Corp., Inc.	7,735	117,631
Sugi Holdings Co., Ltd.	5,000	247,427
Sumco Corp.	21,300	358,218
Sumitomo Bakelite Co., Ltd.	26,000	115,894
Sumitomo Chemical Co., Ltd.	181,000	931,935
Sumitomo Corp.	144,500	1,547,259
Sumitomo Dainippon Pharma Co., Ltd.	21,398	253,820
Sumitomo Electric Industries Ltd.	97,891	1,284,778
Sumitomo Forestry Co., Ltd.	25,100	274,443
Sumitomo Heavy Industries Ltd.	66,000	432,738
Sumitomo Metal Mining Co., Ltd.	69,000	1,010,051
Sumitomo Mitsui Construction Co., Ltd.	79,018	109,274
Sumitomo Mitsui Financial Group, Inc.	185,113	7,093,395
Sumitomo Mitsui Trust Holdings, Inc.	540,630	2,231,884
Sumitomo Osaka Cement Co., Ltd.	65,000	199,827
Sumitomo Real Estate Sales Co., Ltd.	3,040	82,504
Sumitomo Realty & Development Co., Ltd.	58,880	2,120,263

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Riko Co., Ltd.	5,200	$45,619
Sumitomo Rubber Industries Ltd.	23,600	435,790
Sumitomo Warehouse Co., Ltd.	17,000	94,165
Sundrug Co., Ltd.	6,000	312,004
Suntory Beverage & Food Ltd.	17,124	732,997
Suruga Bank Ltd.	26,000	540,081
Suzuken Co., Ltd.	11,220	342,661
Suzuki Motor Corp.	51,800	1,558,294
SWCC Showa Holdings Co., Ltd.	60,300	46,732
Sysmex Corp.	20,100	1,117,228
T Hasegawa Co., Ltd.	7,045	103,991
T&D Holdings, Inc.	90,100	1,241,115
T.RAD Co., Ltd.	17,200	36,657
Tadano Ltd.	15,552	209,383
Taihei Dengyo Kaisha Ltd.	8,600	62,050
Taihei Kogyo Co., Ltd.	14,800	70,031
Taiheiyo Cement Corp.	158,000	483,276
Taikisha Ltd.	4,599	114,523
Taisei Corp.	143,000	808,845
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	504,188
Taiyo Holdings Co., Ltd.	2,989	105,165
Taiyo Nippon Sanso Corp.	33,000	450,537
Taiyo Yuden Co., Ltd.	15,000	218,774
Takamatsu Construction Group Co., Ltd.	12	257
Takara Holdings, Inc.	30,000	217,351
Takara Standard Co., Ltd.	12,000	101,444
Takasago International Corp.	22,702	103,031
Takasago Thermal Engineering Co., Ltd.	8,923	111,490
Takashimaya Co., Ltd.	33,000	324,654
Takata Corp.	9,100	99,735
Takeda Pharmaceutical Co., Ltd.	97,264	4,861,687
Takuma Co., Ltd.	12,205	95,782
Tamron Co., Ltd.	2,969	64,010
TDK Corp.	15,400	1,094,539
TechnoPro Holdings, Inc.*	3,425	81,248
Teijin Ltd.	132,000	448,495
Temp Holdings Co., Ltd.	6,022	208,686
Tenma Corp.	6,500	103,589
Terumo Corp.	40,600	1,071,568
THK Co., Ltd.	16,300	415,179
TKC Corp.	5,390	108,164
Toagosei Co., Ltd.	34,000	155,300
Tobu Railway Co., Ltd.	126,000	598,333
TOC Co., Ltd.	13,669	107,242
Tocalo Co., Ltd.	3,700	69,506
Toda Corp.	32,000	135,123
Toenec Corp.	19,751	95,142
Toho Co., Ltd.	20,600	504,160
Toho Gas Co., Ltd.	67,000	391,131
Toho Holdings Co., Ltd.	9,200	155,260
Toho Titanium Co., Ltd.*	5,100	37,557
Tohoku Electric Power Co., Inc.	61,600	700,758
Tokai Carbon Co., Ltd.	32,000	90,112
TOKAI Holdings Corp.	23,430	101,720
Tokai Rika Co., Ltd.	7,500	174,141
Tokai Tokyo Financial Holdings, Inc.	34,000	262,610
Token Corp.	2,181	109,778
Tokio Marine Holdings, Inc.	100,700	3,805,962
Tokuyama Corp.*	38,000	79,763
Tokyo Broadcasting System Holdings, Inc.	17,000	214,663
Tokyo Dome Corp.	16	68
Tokyo Electric Power Co., Inc.*	210,337	797,200
Tokyo Electron Ltd.	20,000	1,394,519
Tokyo Gas Co., Ltd.	301,093	1,896,265
Tokyo Ohka Kogyo Co., Ltd.	5,100	165,031
Tokyo Seimitsu Co., Ltd.	5,489	125,938
Tokyo Steel Manufacturing Co., Ltd.	14,700	98,801
Tokyo Tatemono Co., Ltd.	55,000	403,075
Tokyo TY Financial Group, Inc.	3,743	100,399
Tokyotokeiba Co., Ltd.	20,593	51,058
Tokyu Corp.	129,000	797,297
Tokyu Fudosan Holdings Corp.	57,534	392,826
Tomy Co., Ltd.	9,500	56,526
TonenGeneral Sekiyu KK	41,000	353,408
Topcon Corp.	6,848	168,020
Toppan Forms Co., Ltd.	7,000	79,425
Toppan Printing Co., Ltd.	75,000	578,396
Topy Industries Ltd.	45,211	105,059
Toray Industries, Inc.	197,000	1,651,806
Torii Pharmaceutical Co., Ltd.	4,142	110,625
Torishima Pump Manufacturing Co., Ltd.	3,900	28,727
Toshiba Corp.	522,000	2,191,400
Toshiba Machine Co., Ltd.	17,105	72,093
Toshiba Plant Systems & Services Corp.	6,000	82,823
Toshiba TEC Corp.	17,000	112,028
Tosoh Corp.	63,000	317,889
Totetsu Kogyo Co., Ltd.	4,727	105,712
TOTO Ltd.	38,000	564,804
Toyo Engineering Corp.	14,502	37,871
Toyo Ink SC Holdings Co., Ltd.	24,000	112,535
Toyo Kohan Co., Ltd.	17,415	79,670
Toyo Seikan Group Holdings Ltd.	18,400	269,875
Toyo Suisan Kaisha Ltd.	15,000	528,683
Toyo Tire & Rubber Co., Ltd.	11,244	201,747
Toyobo Co., Ltd.	121,000	163,312
Toyoda Gosei Co., Ltd.	9,300	208,046
Toyota Boshoku Corp.	8,600	107,696
Toyota Industries Corp.	21,800	1,249,349
Toyota Motor Corp.	337,875	23,580,823
Toyota Tsusho Corp.	29,500	782,370
TPR Co., Ltd.	4,571	122,710
Transcosmos, Inc.	5,815	122,698
Trend Micro, Inc.	13,200	435,527
TS Tech Co., Ltd.	5,200	140,324
TSI Holdings Co., Ltd.	12,000	81,009
Tsubakimoto Chain Co.	12,965	108,080
Tsumura & Co.	9,200	227,788
Tsuruha Holdings, Inc.	4,800	368,044
Tsutsumi Jewelry Co., Ltd.	2,800	68,861
TV Asahi Holdings Corp.	6,480	108,212
Tv Tokyo Holdings Corp.	4,700	86,321
UACJ Corp.	34,970	96,513
Ube Industries Ltd.	141,000	220,827
Ulvac, Inc.*	5,398	83,100
Unicharm Corp.	52,600	1,380,508
Unipres Corp.	4,100	83,671
United Arrows Ltd.	2,708	80,553

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Super Markets Holdings, Inc.*	9,129	$81,140
Unitika Ltd.*	77,800	35,654
UNY Group Holdings Co., Ltd.	26,100	146,337
Ushio, Inc.	19,600	244,336
USS Co., Ltd.	31,000	536,811
Valor Co., Ltd.	5,831	126,250
Wacoal Holdings Corp.	20,000	225,219
Wacom Co., Ltd.	21,153	101,735
Wakita & Co., Ltd.	9,405	91,524
WATAMI Co., Ltd.	100	988
Welcia Holdings Co., Ltd.	3,090	115,473
West Japan Railway Co.	23,222	1,219,348
Xebio Co., Ltd.	5,148	89,463
Yahoo! Japan Corp.	186,552	771,025
Yakult Honsha Co., Ltd.	14,300	996,679
Yamada Denki Co., Ltd.	117,100	483,086
Yamagata Bank Ltd.	21,000	89,059
Yamaguchi Financial Group, Inc.	31,000	357,035
Yamaha Corp.	18,200	318,945
Yamaha Motor Co., Ltd.	39,300	949,050
Yamanashi Chuo Bank Ltd.	24,000	105,179
Yamato Holdings Co., Ltd.	43,300	999,717
Yamato Kogyo Co., Ltd.	7,700	186,296
Yamazaki Baking Co., Ltd.	26,000	469,231
Yamazen Corp.	15,359	126,278
Yaoko Co., Ltd.	2,638	98,927
Yaskawa Electric Corp.	27,000	395,731
Yodogawa Steel Works Ltd.	25,160	99,737
Yokogawa Electric Corp.	32,500	350,357
Yokohama Rubber Co., Ltd.	29,640	306,048
Yoshinoya Holdings Co., Ltd.	7,900	86,191
Yushin Precision Equipment Co., Ltd.	3,893	78,763
Zenkoku Hosho Co., Ltd.	5,062	189,911
Zensho Holdings Co., Ltd.	9,793	94,938
Zeon Corp.	22,000	203,479

		460,045,425

Mexico (0.0%)
Fresnillo plc	28,129	283,945

Netherlands (3.7%)
ASML Holding N.V.	105,592	10,759,180
ING Groep N.V. (CVA)*	1,085,700	15,924,364
Koninklijke Philips N.V.	263,049	7,472,254
Royal Dutch Shell plc, Class A	646,494	19,213,057
Royal Dutch Shell plc, Class B	407,059	12,645,712

		66,014,567

New Zealand (0.0%)
Fletcher Building Ltd.	30,857	193,531
Kathmandu Holdings Ltd.	27,393	28,391
SKY Network Television Ltd.	22,503	99,618
SKYCITY Entertainment Group Ltd.	27,358	84,293
Spark New Zealand Ltd.	33,008	73,598
Trade Me Ltd.	33,647	93,140

		572,571

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	13,981	44,221

South Africa (0.1%)
Mondi plc	60,951	1,167,551

Spain (5.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,751,633	17,677,280
Banco Santander S.A.	3,956,512	29,757,039
Iberdrola S.A.	1,626,520	10,482,075
Inditex S.A.	295,723	9,481,507
Repsol S.A.	283,892	5,279,661
Telefonica S.A.	1,218,556	17,339,633

		90,017,195

Switzerland (0.6%)
Coca-Cola HBC AG (CDI)*	32,761	588,095
Glencore plc*	1,771,332	7,457,285
Wolseley plc	43,851	2,593,693

		10,639,073

United Kingdom (21.0%)
3i Group plc	159,930	1,143,831
Aberdeen Asset Management plc	165,757	1,129,393
Admiral Group plc	32,540	737,467
Aggreko plc	39,824	900,558
Anglo American plc	216,871	3,227,478
Antofagasta plc	58,904	635,233
ARM Holdings plc	234,264	3,835,504
Ashtead Group plc	83,538	1,341,685
Associated British Foods plc	57,838	2,416,366
AstraZeneca plc	209,448	14,359,779
Aviva plc	488,802	3,913,201
Babcock International Group plc	83,350	1,215,911
BAE Systems plc	524,946	4,069,941
Barclays plc	2,721,084	9,763,759
Barratt Developments plc	163,492	1,280,241
BG Group plc	564,856	6,939,049
BP plc	3,026,881	19,556,666
British American Tobacco plc	309,373	15,983,801
British Land Co. plc (REIT)	167,896	2,071,352
BT Group plc	1,389,052	8,999,446
Bunzl plc	55,104	1,495,110
Burberry Group plc	73,530	1,888,388
Capita plc	109,854	1,816,019
Centrica plc	824,918	3,094,173
Compass Group plc	276,904	4,809,223
Diageo plc	418,035	11,526,564
Direct Line Insurance Group plc	245,856	1,162,354
Dixons Carphone plc	165,125	1,010,313
easyJet plc	41,234	1,150,666
Friends Life Group Ltd.	225,951	1,384,005
G4S plc	257,520	1,129,472
GKN plc	270,327	1,437,120
GlaxoSmithKline plc	806,911	18,478,203
Hammerson plc (REIT)	130,166	1,283,156
Hargreaves Lansdown plc	36,213	618,502
Henderson Group plc (CDI)	111,306	466,534
Hikma Pharmaceuticals plc	22,343	703,890
HSBC Holdings plc	3,165,078	26,935,378
Imperial Tobacco Group plc	159,900	7,019,393
InterContinental Hotels Group plc	39,234	1,531,346
International Consolidated Airlines Group S.A.*	304,122	2,718,690
Intertek Group plc	26,679	987,698
Intu Properties plc (REIT)	152,353	786,158
ITV plc	621,336	2,329,921
J Sainsbury plc	234,387	897,048

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Matthey plc	34,011	$1,706,375
Kingfisher plc	393,153	2,218,624
Land Securities Groupplc (REIT)	130,569	2,426,107
Legal & General Group plc	985,508	4,067,948
Lloyds Banking Group plc*	8,970,743	10,412,152
London Stock Exchange Group plc	42,006	1,529,815
Marks & Spencer Group plc	273,090	2,166,429
Meggitt plc	133,697	1,086,221
National Grid plc	626,049	8,004,046
Next plc	24,438	2,546,215
Old Mutual plc	811,136	2,670,288
Pearson plc	134,952	2,901,320
Persimmon plc*	50,764	1,251,679
Persimmon plc (Interim CREST Entitlements)*†	49,560	69,841
Prudential plc	423,506	10,486,097
Randgold Resources Ltd.	15,409	1,069,253
Reckitt Benckiser Group plc	107,072	9,176,515
Reed Elsevier plc	187,866	3,226,977
Rio Tinto Ltd.	66,687	2,891,042
Rio Tinto plc	207,072	8,459,313
Rolls-Royce Holdings plc*	310,658	4,385,751
Royal Bank of Scotland Group plc*	358,083	1,801,267
Royal Mail plc	102,902	668,585
RSA Insurance Group plc	168,561	1,050,932
SABMiller plc	156,903	8,210,534
Sage Group plc	178,755	1,237,124
Schroders plc	18,757	888,846
Severn Trent plc	39,514	1,206,424
Sky plc	174,038	2,561,021
Smith & Nephew plc	148,820	2,524,439
Smiths Group plc	65,067	1,077,359
Sports Direct International plc*	41,727	375,637
SSE plc	163,881	3,639,979
St. James’s Place plc	85,127	1,177,899
Standard Chartered plc	335,866	5,438,252
Standard Life plc (BATS Europe Exchange)	320,588	2,258,008
Standard Life plc (London Stock Exchange)†	387,355	419,460
Taylor Wimpey plc	536,183	1,231,069
Tesco plc	1,348,185	4,824,777
Travis Perkins plc	40,972	1,183,500
Unilever N.V. (CVA)	439,468	18,384,622
Unilever plc	200,237	8,351,547
United Utilities Group plc	113,159	1,565,821
Vodafone Group plc	4,409,261	14,409,654
Weir Group plc	35,270	889,393
Whitbread plc	29,927	2,325,812
WM Morrison Supermarkets plc	359,226	1,026,836
WPP plc	217,970	4,943,211

		376,604,001

United States (0.1%)
Carnival plc	30,287	1,480,176
News Corp. (CDI), Class B*	5,135	82,070
ResMed, Inc. (CDI)	116,009	817,930
Sims Metal Management Ltd.	25,541	240,140

		2,620,316

Total Common Stocks (98.6%) (Cost $1,617,497,482)		1,767,112,122

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Abacus Property Group, expiring 4/13/15*	3,322	218

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15*	1,751,633	252,382
Telefonica S.A., expiring 4/12/15*	1,150,481	185,558

		437,940

Total Rights (0.0%) (Cost $—)		438,158

Total Investments (98.6%) (Cost $1,617,497,482)		1,767,550,280
Other Assets Less Liabilities (1.4%)		24,896,979

Net Assets (100%)		$1,792,447,259

*	Non-income producing.

†	Securities (totaling $735,668 or 0.0% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$222,598,512	12.4%
Consumer Staples	192,870,853	10.8
Energy	121,734,289	6.8
Financials	452,084,811	25.2
Health Care	159,556,602	8.9
Industrials	217,594,591	12.1
Information Technology	94,749,263	5.3
Materials	129,951,063	7.2
Telecommunication Services	106,827,450	6.0
Utilities	69,582,846	3.9
Cash and Other	24,896,979	1.4

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	155	June-15	$6,052,696	$6,051,561	$(1,135)
FTSE 100 Index	37	June-15	3,685,989	3,692,168	6,179
SPI 200 Index	17	June-15	1,897,135	1,905,305	8,170
TOPIX Index	27	June-15	3,475,134	3,474,757	(377)

					$12,837

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$—	$222,374,187	$224,325		$222,598,512
Consumer Staples	—	192,870,853	—		192,870,853
Energy	—	121,734,289	—		121,734,289
Financials	—	451,412,751	419,460		451,832,211
Health Care	—	159,556,602	—		159,556,602
Industrials	—	217,594,591	—	(b)	217,594,591
Information Technology	—	94,657,380	91,883		94,749,263
Materials	—	129,951,063	—		129,951,063
Telecommunication Services	—	106,641,892	—		106,641,892
Utilities	—	69,582,846	—		69,582,846
Futures	14,349	—	—		14,349
Rights
Financials	—	252,600	—		252,600
Telecommunication Services	—	185,558	—		185,558

Total Assets	$14,349	$1,766,814,612	$735,668		$1,767,564,629

Liabilities:
Futures	$(1,512)	$—	$—		$(1,512)

Total Liabilities	$(1,512)	$—	$—		$(1,512)

Total	$12,837	$1,766,814,612	$735,668		$1,767,563,117

(a)	Securities with a market value of $246,367 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355,777,537
Aggregate gross unrealized depreciation	(215,434,197)

Net unrealized appreciation	$140,343,340

Federal income tax cost of investments	$1,627,206,940

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (1.9%)
Johnson Controls, Inc.	85,553	$4,315,293

Automobiles (1.9%)
General Motors Co.	115,464	4,329,900

Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	116,592	5,577,761

Household Durables (0.7%)
Newell Rubbermaid, Inc.	41,798	1,633,048

Media (6.5%)
CBS Corp. (Non-Voting), Class B	19,012	1,152,698
Comcast Corp., Class A	56,265	3,177,284
Time Warner Cable, Inc.	18,411	2,759,441
Time Warner, Inc.	17,889	1,510,547
Twenty-First Century Fox, Inc., Class B	81,301	2,673,177
Viacom, Inc., Class B	54,109	3,695,645

		14,968,792

Multiline Retail (2.9%)
Kohl’s Corp.	53,933	4,220,257
Target Corp.	31,257	2,565,262

		6,785,519

Textiles, Apparel & Luxury Goods (0.4%)
Fossil Group, Inc.*	10,376	855,501

Total Consumer Discretionary		38,465,814

Consumer Staples (4.1%)
Food & Staples Retailing (1.2%)
CVS Health Corp.	12,356	1,275,263
Wal-Mart Stores, Inc.	17,675	1,453,768

		2,729,031

Food Products (2.9%)
ConAgra Foods, Inc.	100,281	3,663,265
Mondelez International, Inc., Class A	43,171	1,558,042
Unilever N.V. (N.Y. Shares)	34,245	1,430,071

		6,651,378

Total Consumer Staples		9,380,409

Energy (14.9%)
Energy Equipment & Services (3.4%)
Halliburton Co.	49,734	2,182,328
Noble Corp. plc	89,635	1,279,988
Weatherford International plc*	350,374	4,309,600

		7,771,916

Oil, Gas & Consumable Fuels (11.5%)
BP plc (ADR)	104,520	4,087,777
Chevron Corp.	23,224	2,438,055
Devon Energy Corp.	44,676	2,694,410
Hess Corp.	20,717	1,406,063
Murphy Oil Corp.	54,188	2,525,161
Occidental Petroleum Corp.	26,944	1,966,912
QEP Resources, Inc.	94,292	1,965,988
Royal Dutch Shell plc (ADR), Class A	76,438	4,559,527
Suncor Energy, Inc.	168,801	4,937,429

		26,581,322

Total Energy		34,353,238

Financials (24.3%)
Banks (15.1%)
Bank of America Corp.	291,613	4,487,924
Citigroup, Inc.	200,696	10,339,858
Citizens Financial Group, Inc.	53,988	1,302,730
Fifth Third Bancorp	125,241	2,360,793
JPMorgan Chase & Co.	125,295	7,590,371
PNC Financial Services Group, Inc.	36,429	3,396,640
U.S. Bancorp/Minnesota	19,682	859,513
Wells Fargo & Co.	78,169	4,252,394

		34,590,223

Capital Markets (5.5%)
Bank of New York Mellon Corp.	83,163	3,346,479
Goldman Sachs Group, Inc.	11,232	2,111,279
Morgan Stanley	99,334	3,545,231
State Street Corp.	49,546	3,643,117

		12,646,106

Insurance (3.7%)
Aflac, Inc.	36,592	2,342,254
Allstate Corp.	42,154	3,000,100
MetLife, Inc.	63,116	3,190,514

		8,532,868

Total Financials		55,769,197

Health Care (12.0%)
Health Care Equipment & Supplies (0.7%)
Medtronic plc	20,624	1,608,466

Health Care Providers & Services (2.1%)
Anthem, Inc.	19,601	3,026,590
Express Scripts Holding Co.*	20,836	1,807,940

		4,834,530

Pharmaceuticals (9.2%)
AbbVie, Inc.	31,110	1,821,179
Bristol-Myers Squibb Co.	26,287	1,695,512
GlaxoSmithKline plc (ADR)	19,313	891,295
Merck & Co., Inc.	76,515	4,398,082
Novartis AG (ADR)	39,061	3,851,805
Pfizer, Inc.	107,613	3,743,856
Roche Holding AG (ADR)	51,317	1,764,278
Sanofi S.A. (ADR)	60,649	2,998,487

		21,164,494

Total Health Care		27,607,490

Industrials (7.0%)
Aerospace & Defense (2.1%)
Honeywell International, Inc.	16,639	1,735,614
Textron, Inc.	70,226	3,113,119

		4,848,733

Electrical Equipment (1.0%)
Emerson Electric Co.	41,024	2,322,779

Industrial Conglomerates (2.6%)
General Electric Co.	234,121	5,808,542

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.3%)
Ingersoll-Rand plc	43,951	$2,992,184

Total Industrials		15,972,238

Information Technology (12.1%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	161,391	4,442,287

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	76,134	1,726,719

Internet Software & Services (2.3%)
eBay, Inc.*	68,657	3,960,136
Yahoo!, Inc.*	27,942	1,241,603

		5,201,739

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	70,220	2,195,779

Software (4.2%)
Autodesk, Inc.*	13,392	785,307
Citrix Systems, Inc.*	40,752	2,602,830
Microsoft Corp.	69,080	2,808,447
Symantec Corp.	144,216	3,369,607

		9,566,191

Technology Hardware, Storage & Peripherals (2.0%)
Hewlett-Packard Co.	98,992	3,084,591
NetApp, Inc.	45,802	1,624,139

		4,708,730

Total Information Technology		27,841,445

Materials (1.6%)
Metals & Mining (0.7%)
Alcoa, Inc.	118,648	1,532,932

Paper & Forest Products (0.9%)
International Paper Co.	39,875	2,212,664

Total Materials		3,745,596

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.	94,295	664,780

Total Telecommunication Services		664,780

Utilities (0.8%)
Electric Utilities (0.4%)
FirstEnergy Corp.	27,706	971,373

Multi-Utilities (0.4%)
PG&E Corp.	17,062	905,480

Total Utilities		1,876,853

Total Investments (93.8%) (Cost $187,917,060)		215,677,060
Other Assets Less Liabilities (6.2%)		14,211,588

Net Assets (100%)		$229,888,648

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/13/15	Barclays Bank plc	137	$203,534	$204,541	$(1,007)
Canadian Dollar vs. U.S. Dollar, expiring 4/13/15	CIBC World Markets, Inc.	375	295,893	295,597	296
European Union Euro vs. U.S. Dollar, expiring 4/13/15	Goldman Sachs & Co.	684	735,780	726,813	8,967

					$8,256

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/13/15	Barclays Bank plc	726	$1,084,895	$1,076,907	$7,988
British Pound vs. U.S. Dollar, expiring 4/13/15	CIBC World Markets, Inc.	726	1,084,831	1,076,908	7,923
British Pound vs. U.S. Dollar, expiring 4/13/15	Deutsche Bank AG	726	1,084,954	1,076,907	8,047
British Pound vs. U.S. Dollar, expiring 4/13/15	Goldman Sachs & Co.	726	1,084,749	1,076,907	7,842
Canadian Dollar vs. U.S. Dollar, expiring 4/13/15	Barclays Bank plc	1,380	1,080,960	1,089,764	(8,804)
Canadian Dollar vs. U.S. Dollar, expiring 4/13/15	CIBC World Markets, Inc.	1,380	1,080,932	1,089,731	(8,799)
Canadian Dollar vs. U.S. Dollar, expiring 4/13/15	Deutsche Bank AG	1,380	1,081,032	1,089,764	(8,732)
Canadian Dollar vs. U.S. Dollar, expiring 4/13/15	Goldman Sachs & Co.	1,380	1,080,866	1,089,765	(8,899)
European Union Euro vs. U.S. Dollar, expiring 4/13/15	Barclays Bank plc	1,664	1,761,116	1,789,995	(28,879)
European Union Euro vs. U.S. Dollar, expiring 4/13/15	CIBC World Markets, Inc.	1,665	1,761,059	1,790,023	(28,964)
European Union Euro vs. U.S. Dollar, expiring 4/13/15	Deutsche Bank AG	1,664	1,760,441	1,789,995	(29,554)
European Union Euro vs. U.S. Dollar, expiring 4/13/15	Goldman Sachs & Co.	1,664	1,760,311	1,789,995	(29,684)
European Union Euro vs. U.S. Dollar, expiring 4/13/15	Royal Bank of Canada	1,664	1,760,491	1,789,995	(29,504)
Swiss Franc vs. U.S. Dollar, expiring 4/13/15	Barclays Bank plc	1,121	1,112,639	1,153,561	(40,922)
Swiss Franc vs. U.S. Dollar, expiring 4/13/15	CIBC World Markets, Inc.	1,121	1,113,137	1,153,596	(40,459)
Swiss Franc vs. U.S. Dollar, expiring 4/13/15	Deutsche Bank AG	1,121	1,113,270	1,153,561	(40,291)
Swiss Franc vs. U.S. Dollar, expiring 4/13/15	Deutsche Bank AG	137	136,694	140,995	(4,301)
Swiss Franc vs. U.S. Dollar, expiring 4/13/15	Goldman Sachs & Co.	1,121	1,113,076	1,153,561	(40,485)

					$(316,477)

					$(308,221)

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,465,814	$—	$—	$38,465,814
Consumer Staples	9,380,409	—	—	9,380,409
Energy	34,353,238	—	—	34,353,238
Financials	55,769,197	—	—	55,769,197
Health Care	27,607,490	—	—	27,607,490
Industrials	15,972,238	—	—	15,972,238
Information Technology	27,841,445	—	—	27,841,445
Materials	3,745,596	—	—	3,745,596
Telecommunication Services	664,780	—	—	664,780
Utilities	1,876,853	—	—	1,876,853
Forward Currency Contracts	—	41,063	—	41,063

Total Assets	$215,677,060	$41,063	$—	$215,718,123

Liabilities:
Forward Currency Contracts	$—	$(349,284)	$—	$(349,284)

Total Liabilities	$—	$(349,284)	$—	$(349,284)

Total	$215,677,060	$(308,221)	$—	$215,368,839

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,852,454
Aggregate gross unrealized depreciation	(9,461,361)

Net unrealized appreciation	$26,391,093

Federal income tax cost of investments	$189,285,967

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Auto Components (0.9%)
Johnson Controls, Inc.	16,800	$847,392
Tenneco, Inc.*	11,500	660,330

		1,507,722

Automobiles (4.8%)
Ford Motor Co.	56,300	908,682
General Motors Co.	184,530	6,919,875

		7,828,557

Hotels, Restaurants & Leisure (2.0%)
Royal Caribbean Cruises Ltd.	39,318	3,218,178

Household Durables (2.2%)
PulteGroup, Inc.	76,200	1,693,926
Toll Brothers, Inc.*	48,900	1,923,726

		3,617,652

Media (0.7%)
Twenty-First Century Fox, Inc., Class A	31,900	1,079,496

Multiline Retail (1.9%)
Dollar General Corp.*	25,500	1,922,190
Macy’s, Inc.	16,800	1,090,488

		3,012,678

Specialty Retail (3.1%)
AutoNation, Inc.*	21,500	1,383,095
Best Buy Co., Inc.	69,700	2,633,963
Lowe’s Cos., Inc.	7,500	557,925
Pier 1 Imports, Inc.	35,700	499,086

		5,074,069

Textiles, Apparel & Luxury Goods (0.5%)
PVH Corp.	7,800	831,168

Total Consumer Discretionary		26,169,520

Consumer Staples (0.5%)
Tobacco (0.5%)
Philip Morris International, Inc.	9,900	745,767

Total Consumer Staples		745,767

Energy (7.6%)
Energy Equipment & Services (1.2%)
Halliburton Co.	38,700	1,698,156
Nabors Industries Ltd.	15,900	217,035

		1,915,191

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	8,100	670,761
CONSOL Energy, Inc.	35,000	976,150
EQT Corp.	11,000	911,570
Exxon Mobil Corp.	48,435	4,116,975
Marathon Oil Corp.	23,200	605,752
Occidental Petroleum Corp.	42,500	3,102,500

		10,383,708

Total Energy		12,298,899

Financials (34.9%)
Banks (13.7%)
Bank of America Corp.	379,231	5,836,365
BB&T Corp.	46,400	1,809,136
BNP Paribas S.A. (ADR)	11,400	345,705
Citigroup, Inc.	75,255	3,877,138
Cullen/Frost Bankers, Inc.	10,200	704,616
KeyCorp	94,100	1,332,456
M&T Bank Corp.	6,400	812,800
SVB Financial Group*	3,700	470,048
Wells Fargo & Co.	121,123	6,589,091
Zions Bancorp	19,300	521,100

		22,298,455

Capital Markets (5.6%)
Charles Schwab Corp.	42,800	1,302,832
Invesco Ltd.	53,538	2,124,923
Morgan Stanley	92,266	3,292,973
Northern Trust Corp.	16,300	1,135,295
State Street Corp.	17,286	1,271,040

		9,127,063

Consumer Finance (2.3%)
Ally Financial, Inc.*	51,100	1,072,078
Capital One Financial Corp.	33,300	2,624,706

		3,696,784

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	18,100	2,612,192
CME Group, Inc./Illinois	5,100	483,021
Intercontinental Exchange, Inc.	2,200	513,194

		3,608,407

Insurance (7.8%)
ACE Ltd.	19,688	2,195,015
American International Group, Inc.	34,600	1,895,734
Assurant, Inc.	4,000	245,640
Hartford Financial Services Group, Inc.	21,100	882,402
Lincoln National Corp.	10,500	603,330
MetLife, Inc.	87,858	4,441,222
Prudential Financial, Inc.	11,328	909,752
Willis Group Holdings plc	16,700	804,606
XL Group plc	20,000	736,000

		12,713,701

Real Estate Investment Trusts (REITs) (3.3%)
American Tower Corp. (REIT)	8,800	828,520
Douglas Emmett, Inc. (REIT)	19,800	590,238
Host Hotels & Resorts, Inc. (REIT)	56,300	1,136,134
LaSalle Hotel Properties (REIT)	21,100	819,946
Liberty Property Trust (REIT)	33,100	1,181,670
Outfront Media, Inc. (REIT)	28,200	843,744

		5,400,252

Total Financials		56,844,662

Health Care (15.8%)
Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.*	183,800	3,262,450
Stryker Corp.	9,000	830,250

		4,092,700

Health Care Providers & Services (7.2%)
Aetna, Inc.	36,300	3,867,039
Cigna Corp.	13,000	1,682,720
Humana, Inc.	15,924	2,834,791
UnitedHealth Group, Inc.	28,490	3,370,082

		11,754,632

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	11,900	1,598,646

Pharmaceuticals (5.1%)
Johnson & Johnson	45,998	4,627,399

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	23,266	$1,337,329
Pfizer, Inc.	65,800	2,289,182

		8,253,910

Total Health Care		25,699,888

Industrials (10.5%)
Aerospace & Defense (1.6%)
L-3 Communications Holdings, Inc.	4,400	553,476
Precision Castparts Corp.	4,000	840,000
United Technologies Corp.	10,285	1,205,402

		2,598,878

Airlines (1.3%)
Delta Air Lines, Inc.	28,900	1,299,344
United Continental Holdings, Inc.*	12,900	867,525

		2,166,869

Building Products (0.4%)
Owens Corning, Inc.	13,900	603,260

Construction & Engineering (0.7%)
Fluor Corp.	20,465	1,169,780

Electrical Equipment (1.4%)
Eaton Corp. plc	33,800	2,296,372

Machinery (3.4%)
Cummins, Inc.	4,800	665,472
Navistar International Corp.*	19,600	578,200
PACCAR, Inc.	33,565	2,119,294
SPX Corp.	25,400	2,156,460

		5,519,426

Road & Rail (1.7%)
CSX Corp.	48,317	1,600,259
Union Pacific Corp.	11,200	1,213,072

		2,813,331

Total Industrials		17,167,916

Information Technology (6.4%)
Internet Software & Services (0.4%)
Google, Inc., Class C*	1,100	602,800

Semiconductors & Semiconductor Equipment (3.8%)
Avago Technologies Ltd.	10,700	1,358,686
Broadcom Corp., Class A	35,000	1,515,325
KLA-Tencor Corp.	5,600	326,424
Lam Research Corp.	17,900	1,257,206
Micron Technology, Inc.*	11,000	298,430
NXP Semiconductors N.V.*	8,200	822,952
Teradyne, Inc.	35,800	674,830

		6,253,853

Software (1.6%)
Microsoft Corp.	63,800	2,593,789

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	7,800	970,554

Total Information Technology		10,420,996

Materials (2.7%)
Chemicals (1.8%)
Axiall Corp.	22,347	1,048,968
E.I. du Pont de Nemours & Co.	9,700	693,259
Mosaic Co.	24,500	1,128,470

		2,870,697

Metals & Mining (0.9%)
Alcoa, Inc.	73,980	955,822
United States Steel Corp.	22,100	539,240

		1,495,062

Total Materials		4,365,759

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	23,200	735,208

Total Telecommunication Services		735,208

Utilities (3.6%)
Electric Utilities (3.6%)
Edison International	28,800	1,799,136
Exelon Corp.	51,600	1,734,276
NextEra Energy, Inc.	23,100	2,403,555

Total Utilities		5,936,967

Total Common Stocks (98.6%) (Cost $139,565,593)		160,385,582

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (1.2%)
Federal Farm Credit Bank
0.01%, 4/1/15(o)(p)	$1,939,000	1,939,000

Total Government Securities		1,939,000

Total Short-Term Investments (1.2%) (Cost $1,939,000)		1,939,000

Total Investments (99.8%) (Cost $141,504,593)		162,324,582
Other Assets Less Liabilities (0.2%)		390,676

Net Assets (100%)		$162,715,258

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2015.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,169,520	$—	$—	$26,169,520
Consumer Staples	745,767	—	—	745,767
Energy	12,298,899	—	—	12,298,899
Financials	56,844,662	—	—	56,844,662
Health Care	25,699,888	—	—	25,699,888
Industrials	17,167,916	—	—	17,167,916
Information Technology	10,420,996	—	—	10,420,996
Materials	4,365,759	—	—	4,365,759
Telecommunication Services	735,208	—	—	735,208
Utilities	5,936,967	—	—	5,936,967
Short-Term Investments	—	1,939,000	—	1,939,000

Total Assets	$160,385,582	$1,939,000	$—	$162,324,582

Total Liabilities	$—	$—	$—	$—

Total	$160,385,582	$1,939,000	$—	$162,324,582

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,616,367
Aggregate gross unrealized depreciation	(2,966,549)

Net unrealized appreciation	$20,649,818

Federal income tax cost of investments	$141,674,764

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (0.4%)
BorgWarner, Inc.	25,508	$1,542,724
Gentex Corp.	19,172	350,847
Goodyear Tire & Rubber Co.	30,708	831,573
Johnson Controls, Inc.	19,800	998,712
Lear Corp.	7,300	808,986

		4,532,842

Automobiles (0.3%)
Harley-Davidson, Inc.	24,400	1,482,056
Tesla Motors, Inc.*	10,610	2,002,850
Thor Industries, Inc.	5,100	322,371

		3,807,277

Distributors (0.2%)
Genuine Parts Co.	16,100	1,500,359
LKQ Corp.*	33,654	860,196

		2,360,555

Diversified Consumer Services (0.1%)
H&R Block, Inc.	30,540	979,418
Service Corp. International	18,500	481,925
ServiceMaster Global Holdings, Inc.*	3,015	101,756

		1,563,099

Hotels, Restaurants & Leisure (3.0%)
Aramark	4,363	138,002
Brinker International, Inc.	7,206	443,601
Chipotle Mexican Grill, Inc.*	3,473	2,259,325
Choice Hotels International, Inc.	223	14,288
Domino’s Pizza, Inc.	6,200	623,410
Dunkin’ Brands Group, Inc.	10,880	517,453
Hilton Worldwide Holdings, Inc.*	15,009	444,567
Hyatt Hotels Corp., Class A*	200	11,844
Las Vegas Sands Corp.	41,988	2,311,019
Marriott International, Inc., Class A	20,444	1,642,062
McDonald’s Corp.	110,348	10,752,309
MGM Resorts International*	3,500	73,605
Norwegian Cruise Line Holdings Ltd.*	9,300	502,293
Panera Bread Co., Class A*	2,758	441,266
Restaurant Brands International, Inc.	22,372	859,309
SeaWorld Entertainment, Inc.	7,500	144,600
Six Flags Entertainment Corp.	8,090	391,637
Starbucks Corp.	84,068	7,961,240
Starwood Hotels & Resorts Worldwide, Inc.	8,940	746,490
Wyndham Worldwide Corp.	13,500	1,221,345
Wynn Resorts Ltd.	9,100	1,145,508
Yum! Brands, Inc.	49,264	3,878,062

		36,523,235

Household Durables (0.3%)
D.R. Horton, Inc.	3,300	93,984
GoPro, Inc., Class A*	1,443	62,641
Harman International Industries, Inc.	7,600	1,015,588
Jarden Corp.*	6,525	345,172
Leggett & Platt, Inc.	7,600	350,284
Lennar Corp., Class A	1,200	62,172
Newell Rubbermaid, Inc.	18,300	714,981
NVR, Inc.*	500	664,330
Tempur Sealy International, Inc.*	6,800	392,632
Tupperware Brands Corp.	5,600	386,512
Whirlpool Corp.	800	161,648

		4,249,944

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	41,936	15,604,386
Expedia, Inc.	11,329	1,066,399
Groupon, Inc.*	53,690	387,105
HomeAway, Inc.*	9,619	290,205
Liberty Interactive Corp.*	27,300	796,887
Liberty TripAdvisor Holdings, Inc.*	8,180	260,042
Liberty Ventures*	15,930	669,219
Netflix, Inc.*	6,694	2,789,323
Priceline Group, Inc.*	5,769	6,715,981
TripAdvisor, Inc.*	12,429	1,033,720
zulily, Inc., Class A*	1,382	17,952

		29,631,219

Leisure Products (0.2%)
Hasbro, Inc.	10,849	686,091
Mattel, Inc.	13,695	312,931
Polaris Industries, Inc.	7,400	1,044,140

		2,043,162

Media (5.2%)
AMC Networks, Inc., Class A*	6,675	511,572
Cablevision Systems Corp. - New York Group, Class A	21,800	398,940
CBS Corp. (Non-Voting), Class B	50,300	3,049,689
Charter Communications, Inc., Class A*	8,900	1,718,679
Cinemark Holdings, Inc.	12,800	576,896
Clear Channel Outdoor Holdings, Inc., Class A	2,100	21,252
Comcast Corp., Class A	264,600	14,941,962
DIRECTV*	52,235	4,445,199
Discovery Communications, Inc., Class A*	25,600	787,456
Discovery Communications, Inc., Class C*	25,600	754,560
DISH Network Corp., Class A*	17,400	1,219,044
Interpublic Group of Cos., Inc.	47,200	1,044,064
Lions Gate Entertainment Corp.	8,900	301,888
Live Nation Entertainment, Inc.*	8,100	204,363
Morningstar, Inc.	2,135	159,933
Omnicom Group, Inc.	28,834	2,248,475
Regal Entertainment Group, Class A	2,286	52,212
Scripps Networks Interactive, Inc., Class A	11,732	804,346
Sirius XM Holdings, Inc.*	289,300	1,105,126
Starz, Class A*	9,100	313,131
Time Warner Cable, Inc.	31,100	4,661,268
Twenty-First Century Fox, Inc., Class A	156,600	5,299,344
Viacom, Inc., Class B	45,300	3,093,990
Walt Disney Co.	162,000	16,992,180

		64,705,569

Multiline Retail (0.7%)
Big Lots, Inc.	1,772	85,109
Dillard’s, Inc., Class A	1,800	245,718
Dollar General Corp.*	26,300	1,982,494
Dollar Tree, Inc.*	23,032	1,868,932

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Family Dollar Stores, Inc.	10,027	$794,539
Kohl’s Corp.	1,300	101,725
Macy’s, Inc.	31,200	2,025,192
Nordstrom, Inc.	15,443	1,240,382
Sears Holdings Corp.*	2,300	95,174
Target Corp.	7,101	582,779

		9,022,044

Specialty Retail (4.2%)
Aaron’s, Inc.	1,225	34,680
Abercrombie & Fitch Co., Class A	1,100	24,244
Advance Auto Parts, Inc.	8,192	1,226,261
AutoNation, Inc.*	7,715	496,306
AutoZone, Inc.*	3,714	2,533,542
Bed Bath & Beyond, Inc.*	8,759	672,472
Best Buy Co., Inc.	9,500	359,005
Cabela’s, Inc.*	600	33,588
CarMax, Inc.*	16,896	1,165,993
Chico’s FAS, Inc.	7,492	132,533
CST Brands, Inc.	7,200	315,576
Dick’s Sporting Goods, Inc.	1,837	104,691
Foot Locker, Inc.	2,300	144,900
GameStop Corp., Class A	600	22,776
Gap, Inc.	28,000	1,213,240
GNC Holdings, Inc., Class A	10,100	495,607
Home Depot, Inc.	152,687	17,346,770
L Brands, Inc.	9,688	913,482
Lowe’s Cos., Inc.	113,700	8,458,143
Michaels Cos., Inc.*	1,888	51,089
Murphy USA, Inc.*	2,400	173,688
O’Reilly Automotive, Inc.*	11,911	2,575,635
Penske Automotive Group, Inc.	2,100	108,129
Ross Stores, Inc.	23,762	2,503,564
Sally Beauty Holdings, Inc.*	13,300	457,121
Signet Jewelers Ltd.	6,200	860,498
Tiffany & Co.	12,636	1,112,094
TJX Cos., Inc.	78,146	5,474,127
Tractor Supply Co.	15,500	1,318,430
Ulta Salon Cosmetics & Fragrance, Inc.*	7,200	1,086,120
Urban Outfitters, Inc.*	8,614	393,229
Williams-Sonoma, Inc.	10,479	835,281

		52,642,814

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	6,000	554,820
Coach, Inc.	30,506	1,263,863
Deckers Outdoor Corp.*	3,900	284,193
Fossil Group, Inc.*	4,900	404,005
Hanesbrands, Inc.	44,368	1,486,772
Kate Spade & Co.*	14,100	470,799
Michael Kors Holdings Ltd.*	22,800	1,499,100
NIKE, Inc., Class B	77,966	7,822,329
PVH Corp.	8,064	859,300
Ralph Lauren Corp.	4,991	656,316
Under Armour, Inc., Class A*	19,300	1,558,475
VF Corp.	38,500	2,899,435

		19,759,407

Total Consumer Discretionary		230,841,167

Consumer Staples (10.4%)
Beverages (3.4%)
Brown-Forman Corp., Class B	17,136	1,548,238
Coca-Cola Co.	443,162	17,970,219
Coca-Cola Enterprises, Inc.	26,292	1,162,106
Constellation Brands, Inc., Class A*	16,700	1,940,707
Dr. Pepper Snapple Group, Inc.	21,900	1,718,712
Monster Beverage Corp.*	15,986	2,212,383
PepsiCo, Inc.	169,216	16,180,434

		42,732,799

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	46,266	7,009,068
CVS Health Corp.	18,500	1,909,385
Kroger Co.	56,900	4,361,954
Rite Aid Corp.*	72,800	632,632
Sprouts Farmers Market, Inc.*	10,855	382,422
Sysco Corp.	24,436	921,970
Walgreens Boots Alliance, Inc.	80,100	6,782,868
Wal-Mart Stores, Inc.	18,145	1,492,426
Whole Foods Market, Inc.	17,770	925,461

		24,418,186

Food Products (1.8%)
Archer-Daniels-Midland Co.	7,100	336,540
Campbell Soup Co.	12,895	600,262
Flowers Foods, Inc.	19,100	434,334
General Mills, Inc.	68,540	3,879,364
Hain Celestial Group, Inc.*	10,200	653,310
Hershey Co.	16,669	1,682,069
Hormel Foods Corp.	14,900	847,065
Ingredion, Inc.	1,200	93,384
Kellogg Co.	26,128	1,723,142
Keurig Green Mountain, Inc.	15,839	1,769,691
Kraft Foods Group, Inc.	66,433	5,787,311
McCormick & Co., Inc. (Non-Voting)	14,588	1,124,881
Mead Johnson Nutrition Co.	22,578	2,269,766
Pilgrim’s Pride Corp.	900	20,331
Tyson Foods, Inc., Class A	1,900	72,770
WhiteWave Foods Co.*	19,361	858,467

		22,152,687

Household Products (1.1%)
Church & Dwight Co., Inc.	15,168	1,295,650
Clorox Co.	11,874	1,310,771
Colgate-Palmolive Co.	91,368	6,335,457
Kimberly-Clark Corp.	34,925	3,740,817
Procter & Gamble Co.	17,200	1,409,368
Spectrum Brands Holdings, Inc.	2,400	214,944

		14,307,007

Personal Products (0.3%)
Avon Products, Inc.	19,710	157,483
Coty, Inc., Class A*	5,742	139,358
Estee Lauder Cos., Inc., Class A	25,574	2,126,734
Herbalife Ltd.*	8,492	363,118
Nu Skin Enterprises, Inc., Class A	6,600	397,386

		3,184,079

Tobacco (1.8%)
Altria Group, Inc.	209,778	10,493,095
Lorillard, Inc.	40,500	2,646,675
Philip Morris International, Inc.	103,102	7,766,674
Reynolds American, Inc.	26,000	1,791,660

		22,698,104

Total Consumer Staples		129,492,862

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.4%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.	1,517	$42,643
Baker Hughes, Inc.	4,000	254,320
Cameron International Corp.*	13,733	619,633
Dresser-Rand Group, Inc.*	8,530	685,386
Dril-Quip, Inc.*	4,500	307,755
FMC Technologies, Inc.*	26,232	970,846
Frank’s International N.V.	433	8,097
Halliburton Co.	94,200	4,133,496
Helmerich & Payne, Inc.	7,300	496,911
Nabors Industries Ltd.	3,200	43,680
National Oilwell Varco, Inc.	4,000	199,960
Oceaneering International, Inc.	11,100	598,623
Patterson-UTI Energy, Inc.	8,200	153,955
RPC, Inc.	6,800	87,108
Schlumberger Ltd.	145,127	12,109,397
Seadrill Ltd.	11,700	109,395
Seventy Seven Energy, Inc.*	942	3,909
Superior Energy Services, Inc.	1,100	24,574
Unit Corp.*	300	8,394

		20,858,082

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	4,100	339,521
Antero Resources Corp.*	5,878	207,611
Cabot Oil & Gas Corp.	46,500	1,373,145
Cheniere Energy, Inc.*	26,500	2,051,100
Chesapeake Energy Corp.	13,500	191,160
Cimarex Energy Co.	1,200	138,108
Cobalt International Energy, Inc.*	35,500	334,055
Concho Resources, Inc.*	12,600	1,460,592
Continental Resources, Inc.*	9,590	418,795
CVR Energy, Inc.	700	29,792
EOG Resources, Inc.	61,000	5,593,090
EQT Corp.	15,300	1,267,911
Gulfport Energy Corp.*	7,700	353,507
HollyFrontier Corp.	4,000	161,080
Kinder Morgan, Inc.	41,825	1,759,159
Kosmos Energy Ltd.*	11,700	92,547
Laredo Petroleum Holdings, Inc.*	7,550	98,452
Marathon Petroleum Corp.	20,900	2,139,951
Memorial Resource Development Corp.*	2,978	52,830
Noble Energy, Inc.	28,700	1,403,430
Oasis Petroleum, Inc.*	11,200	159,264
ONEOK, Inc.	12,200	588,528
PBF Energy, Inc., Class A	2,400	81,408
Phillips 66	25,900	2,035,740
Pioneer Natural Resources Co.	16,000	2,616,160
QEP Resources, Inc.	2,500	52,125
Range Resources Corp.	18,242	949,314
Rice Energy, Inc.*	5,485	119,353
SM Energy Co.	7,462	385,636
Southwestern Energy Co.*	42,872	994,202
Targa Resources Corp.	4,200	402,318
Teekay Corp.	2,300	107,111
Tesoro Corp.	6,200	565,998
Ultra Petroleum Corp.*	5,100	79,713
Valero Energy Corp.	14,200	903,404
Whiting Petroleum Corp.*	6,600	203,940
Williams Cos., Inc.	83,327	4,215,513
World Fuel Services Corp.	1,700	97,716

		34,023,279

Total Energy		54,881,361

Financials (5.2%)
Banks (0.1%)
Signature Bank/New York*	5,200	673,816
SVB Financial Group*	500	63,520

		737,336

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	6,186	1,328,629
Ameriprise Financial, Inc.	7,400	968,216
Artisan Partners Asset Management, Inc., Class A	3,000	136,380
BlackRock, Inc.	5,427	1,985,414
Charles Schwab Corp.	20,700	630,108
Eaton Vance Corp.	13,360	556,310
Federated Investors, Inc., Class B	7,630	258,581
Franklin Resources, Inc.	36,131	1,854,243
Invesco Ltd.	7,300	289,737
Lazard Ltd., Class A	13,724	721,745
Legg Mason, Inc.	4,500	248,400
LPL Financial Holdings, Inc.	9,710	425,880
NorthStar Asset Management Group, Inc.	4,300	100,362
SEI Investments Co.	13,875	611,749
T. Rowe Price Group, Inc.	29,336	2,375,629
TD Ameritrade Holding Corp.	26,200	976,212
Waddell & Reed Financial, Inc., Class A	9,479	469,590

		13,937,185

Consumer Finance (0.7%)
Ally Financial, Inc.*	27,000	566,460
American Express Co.	101,286	7,912,462
Santander Consumer USA Holdings, Inc.	624	14,440
SLM Corp.*	16,000	148,480
Synchrony Financial*	10,271	311,725

		8,953,567

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	9,530	547,070
Intercontinental Exchange, Inc.	5,475	1,277,153
Leucadia National Corp.	6,700	149,343
McGraw Hill Financial, Inc.	30,382	3,141,499
Moody’s Corp.	21,102	2,190,388
MSCI, Inc.	5,791	355,046

		7,660,499

Insurance (0.5%)
American Financial Group, Inc./Ohio	1,300	83,395
Aon plc	25,400	2,441,448
Arthur J. Gallagher & Co.	16,500	771,375
Brown & Brown, Inc.	700	23,177
Erie Indemnity Co., Class A	2,743	239,354
Marsh & McLennan Cos., Inc.	41,300	2,316,517
Reinsurance Group of America, Inc.	2,100	195,699

		6,070,965

Real Estate Investment Trusts (REITs) (2.0%)
American Tower Corp. (REIT)	44,220	4,163,313

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	9,800	$385,728
Boston Properties, Inc. (REIT)	2,100	295,008
Columbia Property Trust, Inc. (REIT)	2,000	54,040
Crown Castle International Corp. (REIT)	37,242	3,073,955
Equity LifeStyle Properties, Inc. (REIT)	6,700	368,165
Extra Space Storage, Inc. (REIT)	12,900	871,653
Federal Realty Investment Trust (REIT)	4,981	733,253
Gaming and Leisure Properties, Inc. (REIT)	1,500	55,305
Health Care REIT, Inc. (REIT)	19,300	1,493,048
Healthcare Trust of America, Inc. (REIT), Class A	1,650	45,969
Iron Mountain, Inc. (REIT)	18,376	670,356
Lamar Advertising Co. (REIT), Class A	8,800	521,576
NorthStar Realty Finance Corp. (REIT)	5,700	103,284
Omega Healthcare Investors, Inc. (REIT)	5,000	202,850
Outfront Media, Inc. (REIT)	1,021	30,548
Paramount Group, Inc. (REIT)	823	15,884
Plum Creek Timber Co., Inc. (REIT)	9,439	410,125
Public Storage (REIT)	14,862	2,929,895
Rayonier, Inc. (REIT)	1,594	42,974
Simon Property Group, Inc. (REIT)	25,861	5,059,446
Tanger Factory Outlet Centers, Inc. (REIT)	6,300	221,571
Taubman Centers, Inc. (REIT)	6,600	509,058
Urban Edge Properties (REIT)	2,300	54,510
Ventas, Inc. (REIT)	15,500	1,131,810
Vornado Realty Trust (REIT)	4,700	526,400
Weyerhaeuser Co. (REIT)	6,100	202,215
WP GLIMCHER, Inc. (REIT)	2,638	43,870

		24,215,809

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	31,243	1,209,416
Howard Hughes Corp.*	2,100	325,542
Jones Lang LaSalle, Inc.	1,400	238,560
Realogy Holdings Corp.*	7,010	318,815

		2,092,333

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	2,100	52,017
Ocwen Financial Corp.*	11,000	90,750

		142,767

Total Financials		63,810,461

Health Care (14.1%)
Biotechnology (5.8%)
Alexion Pharmaceuticals, Inc.*	22,090	3,828,197
Alkermes plc*	13,800	841,386
Alnylam Pharmaceuticals, Inc.*	6,800	710,056
Amgen, Inc.	80,100	12,803,985
Biogen, Inc.*	26,500	11,189,360
BioMarin Pharmaceutical, Inc.*	17,549	2,186,956
Celgene Corp.*	89,394	10,305,340
Gilead Sciences, Inc.*	171,474	16,826,744
Incyte Corp.*	16,100	1,475,726
Intercept Pharmaceuticals, Inc.*	1,500	423,030
Medivation, Inc.*	8,600	1,110,002
Myriad Genetics, Inc.*	7,234	256,084
Pharmacyclics, Inc.*	6,800	1,740,460
Regeneron Pharmaceuticals, Inc.*	8,800	3,973,024
Seattle Genetics, Inc.*	11,200	395,920
United Therapeutics Corp.*	5,352	922,872
Vertex Pharmaceuticals, Inc.*	26,407	3,115,234

		72,104,376

Health Care Equipment & Supplies (1.7%)
Align Technology, Inc.*	9,100	489,443
Baxter International, Inc.	60,556	4,148,086
Becton, Dickinson and Co.	21,592	3,100,395
Boston Scientific Corp.*	14,000	248,500
C.R. Bard, Inc.	8,524	1,426,491
Cooper Cos., Inc.	4,000	749,680
DENTSPLY International, Inc.	4,932	250,989
Edwards Lifesciences Corp.*	11,746	1,673,335
Halyard Health, Inc.*	4,265	209,838
Hill-Rom Holdings, Inc.	400	19,600
Hologic, Inc.*	8,600	284,015
IDEXX Laboratories, Inc.*	5,347	826,005
Intuitive Surgical, Inc.*	3,721	1,879,217
ResMed, Inc.	15,632	1,122,065
Sirona Dental Systems, Inc.*	4,000	359,960
St. Jude Medical, Inc.	20,454	1,337,692
Stryker Corp.	22,391	2,065,570
Varian Medical Systems, Inc.*	11,590	1,090,503
Zimmer Holdings, Inc.	1,400	164,528

		21,445,912

Health Care Providers & Services (2.0%)
Aetna, Inc.	11,900	1,267,707
AmerisourceBergen Corp.	25,208	2,865,393
Brookdale Senior Living, Inc.*	19,100	721,216
Cardinal Health, Inc.	3,100	279,837
Catamaran Corp.*	23,032	1,371,325
Centene Corp.*	12,900	911,901
Cigna Corp.	2,400	310,656
DaVita HealthCare Partners, Inc.*	6,896	560,507
Envision Healthcare Holdings, Inc.*	8,967	343,885
Express Scripts Holding Co.*	70,930	6,154,596
HCA Holdings, Inc.*	3,500	263,305
Henry Schein, Inc.*	9,552	1,333,650
Laboratory Corp. of America Holdings*	5,339	673,195
McKesson Corp.	25,771	5,829,400
MEDNAX, Inc.*	7,300	529,323
Patterson Cos., Inc.	774	37,764
Premier, Inc., Class A*	3,603	135,401
Tenet Healthcare Corp.*	10,828	536,094
Universal Health Services, Inc., Class B	2,216	260,845

		24,386,000

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	7,400	88,504
athenahealth, Inc.*	4,200	501,438

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cerner Corp.*	33,240	$2,435,162
IMS Health Holdings, Inc.*	8,300	224,681
Veeva Systems, Inc., Class A*	4,145	105,822

		3,355,607

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,347	222,168
Bio-Techne Corp.	2,054	205,996
Bruker Corp.*	12,200	225,334
Charles River Laboratories International, Inc.*	2,527	200,366
Illumina, Inc.*	15,591	2,894,313
Mettler-Toledo International, Inc.*	3,347	1,099,992
PerkinElmer, Inc.	2,300	117,622
Quintiles Transnational Holdings, Inc.*	2,800	187,516
Thermo Fisher Scientific, Inc.	18,000	2,418,120
VWR Corp.*	1,687	43,845
Waters Corp.*	9,442	1,173,829

		8,789,101

Pharmaceuticals (3.6%)
AbbVie, Inc.	177,506	10,391,201
Actavis plc*	40,346	12,007,809
Bristol-Myers Squibb Co.	66,000	4,257,000
Endo International plc*	18,400	1,650,480
Jazz Pharmaceuticals plc*	6,700	1,157,693
Johnson & Johnson	49,614	4,991,168
Mallinckrodt plc*	9,127	1,155,935
Merck & Co., Inc.	45,600	2,621,088
Mylan N.V.*	41,723	2,476,260
Perrigo Co. plc	3,584	593,331
Salix Pharmaceuticals Ltd.*	7,100	1,226,951
Zoetis, Inc.	55,850	2,585,297

		45,114,213

Total Health Care		175,195,209

Industrials (11.7%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.	11,700	744,354
Boeing Co.	81,471	12,227,168
Hexcel Corp.	10,900	560,478
Honeywell International, Inc.	87,391	9,115,755
Huntington Ingalls Industries, Inc.	4,600	644,690
KLX, Inc.*	5,850	225,459
Lockheed Martin Corp.	30,231	6,135,684
Precision Castparts Corp.	16,227	3,407,670
Rockwell Collins, Inc.	13,370	1,290,874
Spirit AeroSystems Holdings, Inc., Class A*	12,447	649,858
TransDigm Group, Inc.	5,953	1,302,040
Triumph Group, Inc.	1,300	77,636
United Technologies Corp.	11,482	1,345,690

		37,727,356

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	16,558	1,212,377
Expeditors International of Washington, Inc.	21,976	1,058,804
FedEx Corp.	14,200	2,349,390
United Parcel Service, Inc., Class B	79,059	7,663,979

		12,284,550

Airlines (1.0%)
Alaska Air Group, Inc.	14,000	926,520
American Airlines Group, Inc.	80,412	4,244,145
Copa Holdings S.A., Class A	2,898	292,611
Delta Air Lines, Inc.	4,889	219,809
Southwest Airlines Co.	68,645	3,040,974
Spirit Airlines, Inc.*	8,100	626,616
United Continental Holdings, Inc.*	41,687	2,803,451

		12,154,126

Building Products (0.3%)
A.O. Smith Corp.	3,800	249,508
Allegion plc	10,766	658,556
Armstrong World Industries, Inc.*	5,031	289,132
Fortune Brands Home & Security, Inc.	7,700	365,596
Lennox International, Inc.	4,968	554,876
Masco Corp.	39,775	1,061,992
USG Corp.*	10,300	275,010

		3,454,670

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,000	734,670
Clean Harbors, Inc.*	5,000	283,900
Copart, Inc.*	12,554	471,654
Covanta Holding Corp.	4,900	109,907
KAR Auction Services, Inc.	6,200	235,166
Pitney Bowes, Inc.	10,300	240,196
R.R. Donnelley & Sons Co.	2,200	42,218
Rollins, Inc.	10,600	262,138
Stericycle, Inc.*	9,471	1,330,013
Tyco International plc	41,600	1,791,296
Waste Connections, Inc.	8,344	401,680
Waste Management, Inc.	5,300	287,419

		6,190,257

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	11,000	541,860
Fluor Corp.	10,079	576,116
Quanta Services, Inc.*	5,700	162,621

		1,280,597

Electrical Equipment (0.6%)
Acuity Brands, Inc.	4,800	807,168
AMETEK, Inc.	27,323	1,435,550
Emerson Electric Co.	58,471	3,310,628
Hubbell, Inc., Class B	1,100	120,582
Rockwell Automation, Inc.	15,512	1,799,237
SolarCity Corp.*	4,700	241,016

		7,714,181

Industrial Conglomerates (1.2%)
3M Co.	73,096	12,057,185
Danaher Corp.	15,938	1,353,136
Roper Industries, Inc.	5,073	872,556

		14,282,877

Machinery (1.9%)
Allison Transmission Holdings, Inc.	15,000	479,100
Caterpillar, Inc.	14,795	1,184,044
Colfax Corp.*	10,600	505,938
Crane Co.	2,000	124,820
Cummins, Inc.	20,586	2,854,043
Deere & Co.	8,447	740,717
Donaldson Co., Inc.	14,480	546,041

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dover Corp.	13,700	$946,944
Flowserve Corp.	15,269	862,546
Graco, Inc.	6,716	484,627
IDEX Corp.	8,276	627,569
Illinois Tool Works, Inc.	36,100	3,506,754
Ingersoll-Rand plc	2,500	170,200
ITT Corp.	2,300	91,793
Lincoln Electric Holdings, Inc.	3,000	196,170
Manitowoc Co., Inc.	15,000	323,400
Middleby Corp.*	6,400	656,960
Navistar International Corp.*	900	26,550
Nordson Corp.	7,200	564,048
PACCAR, Inc.	36,291	2,291,414
Pall Corp.	12,268	1,231,585
Parker-Hannifin Corp.	8,900	1,057,142
Pentair plc	1,500	94,335
Snap-on, Inc.	900	132,354
Stanley Black & Decker, Inc.	2,000	190,720
Timken Co.	545	22,966
Toro Co.	6,326	443,579
Trinity Industries, Inc.	13,200	468,732
Valmont Industries, Inc.	168	20,644
WABCO Holdings, Inc.*	6,347	779,919
Wabtec Corp.	10,734	1,019,837
Xylem, Inc.	14,800	518,296

		23,163,787

Marine (0.0%)
Kirby Corp.*	6,388	479,419

Professional Services (0.4%)
Dun & Bradstreet Corp.	1,540	197,674
Equifax, Inc.	7,300	678,900
IHS, Inc., Class A*	7,617	866,510
Nielsen N.V.	23,491	1,046,994
Robert Half International, Inc.	15,305	926,259
Verisk Analytics, Inc., Class A*	18,591	1,327,397

		5,043,734

Road & Rail (1.3%)
AMERCO	500	165,200
Avis Budget Group, Inc.*	11,700	690,475
Genesee & Wyoming, Inc., Class A*	2,700	260,388
Hertz Global Holdings, Inc.*	49,900	1,081,832
J.B. Hunt Transport Services, Inc.	10,270	877,007
Kansas City Southern	9,469	966,595
Landstar System, Inc.	4,966	329,246
Norfolk Southern Corp.	7,300	751,316
Old Dominion Freight Line, Inc.*	7,000	541,100
Union Pacific Corp.	101,148	10,955,340

		16,618,499

Trading Companies & Distributors (0.4%)
Air Lease Corp.	700	26,418
Fastenal Co.	33,108	1,371,830
HD Supply Holdings, Inc.*	11,801	367,660
MRC Global, Inc.*	5,100	60,435
MSC Industrial Direct Co., Inc., Class A	5,277	381,000
NOW, Inc.*	1,000	21,640
United Rentals, Inc.*	10,900	993,644
Veritiv Corp.*	54	2,383
W.W. Grainger, Inc.	6,546	1,543,612

		4,768,622

Total Industrials		145,162,675

Information Technology (28.2%)
Communications Equipment (1.4%)
Arista Networks, Inc.*	470	33,149
ARRIS Group, Inc.*	14,000	404,530
CommScope Holding Co., Inc.*	6,905	197,069
EchoStar Corp., Class A*	1,100	56,892
F5 Networks, Inc.*	8,440	970,094
Harris Corp.	2,439	192,096
Juniper Networks, Inc.	9,800	221,284
Motorola Solutions, Inc.	5,000	333,350
Palo Alto Networks, Inc.*	6,166	900,729
QUALCOMM, Inc.	188,439	13,066,360
Riverbed Technology, Inc.*	17,900	374,289

		16,749,842

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	35,064	2,066,321
Avnet, Inc.	3,100	137,950
CDW Corp.	9,674	360,260
Corning, Inc.	33,800	766,584
FLIR Systems, Inc.	11,006	344,268
IPG Photonics Corp.*	3,700	342,990
Keysight Technologies, Inc.*	2,623	97,444
National Instruments Corp.	11,070	354,683
Trimble Navigation Ltd.*	29,068	732,514
Zebra Technologies Corp., Class A*	5,607	508,639

		5,711,653

Internet Software & Services (5.9%)
Akamai Technologies, Inc.*	19,823	1,408,325
CoStar Group, Inc.*	3,600	712,188
eBay, Inc.*	141,476	8,160,336
Equinix, Inc. (REIT)	5,974	1,391,046
Facebook, Inc., Class A*	220,400	18,120,186
Google, Inc., Class A*	31,392	17,413,142
Google, Inc., Class C*	31,792	17,422,016
IAC/InterActiveCorp	3,400	229,398
LinkedIn Corp., Class A*	11,700	2,923,362
Pandora Media, Inc.*	22,883	370,933
Rackspace Hosting, Inc.*	13,100	675,829
Twitter, Inc.*	57,443	2,876,746
VeriSign, Inc.*	12,341	826,477
Yelp, Inc.*	5,600	265,160
Zillow Group, Inc., Class A*	5,300	531,590

		73,326,734

IT Services (5.7%)
Accenture plc, Class A	70,600	6,614,514
Alliance Data Systems Corp.*	6,640	1,967,100
Automatic Data Processing, Inc.	53,800	4,607,432
Booz Allen Hamilton Holding Corp.	7,700	222,838
Broadridge Financial Solutions, Inc.	13,387	736,419
Cognizant Technology Solutions Corp., Class A*	67,914	4,237,154
Computer Sciences Corp.	1,000	65,280
DST Systems, Inc.	2,789	308,770
Fidelity National Information Services, Inc.	4,000	272,240

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	27,858	$2,211,925
FleetCor Technologies, Inc.*	9,324	1,407,178
Gartner, Inc.*	10,100	846,885
Genpact Ltd.*	1,954	45,431
Global Payments, Inc.	7,656	701,902
International Business Machines Corp.	105,616	16,951,368
Jack Henry & Associates, Inc.	9,400	656,966
MasterCard, Inc., Class A	112,220	9,694,686
Paychex, Inc.	32,380	1,606,534
Sabre Corp.	5,000	121,500
Teradata Corp.*	13,851	611,383
Total System Services, Inc.	14,400	549,360
Vantiv, Inc., Class A*	13,900	524,030
VeriFone Systems, Inc.*	12,400	432,636
Visa, Inc., Class A	222,508	14,554,248
Western Union Co.	60,155	1,251,826

		71,199,605

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	68,923	184,714
Altera Corp.	13,056	560,233
Analog Devices, Inc.	15,999	1,007,937
Applied Materials, Inc.	90,700	2,046,192
Atmel Corp.	46,900	385,987
Avago Technologies Ltd.	27,900	3,542,742
Cree, Inc.*	6,800	241,332
Freescale Semiconductor Ltd.*	10,800	440,208
Intel Corp.	47,200	1,475,944
KLA-Tencor Corp.	16,900	985,101
Lam Research Corp.	4,798	336,987
Linear Technology Corp.	26,315	1,231,542
Maxim Integrated Products, Inc.	28,878	1,005,243
Microchip Technology, Inc.	22,317	1,091,301
Micron Technology, Inc.*	104,700	2,840,511
NVIDIA Corp.	10,200	213,435
ON Semiconductor Corp.*	25,200	305,172
Skyworks Solutions, Inc.	21,200	2,083,748
SunEdison, Inc.*	9,500	228,000
SunPower Corp.*	400	12,524
Teradyne, Inc.	2,500	47,125
Texas Instruments, Inc.	120,431	6,886,847
Xilinx, Inc.	29,863	1,263,205

		28,416,030

Software (5.4%)
Activision Blizzard, Inc.	36,400	827,190
Adobe Systems, Inc.*	55,534	4,106,184
ANSYS, Inc.*	2,412	212,714
Autodesk, Inc.*	19,980	1,171,627
Cadence Design Systems, Inc.*	32,300	595,612
CDK Global, Inc.	17,933	838,547
Citrix Systems, Inc.*	16,529	1,055,707
Electronic Arts, Inc.*	26,900	1,582,123
FactSet Research Systems, Inc.	4,769	759,225
FireEye, Inc.*	7,695	302,029
Fortinet, Inc.*	15,200	531,240
Informatica Corp.*	11,000	482,405
Intuit, Inc.	31,729	3,076,444
Microsoft Corp.#	596,549	24,252,700
NetSuite, Inc.*	4,600	426,696
Oracle Corp.	366,632	15,820,171
PTC, Inc.*	13,200	477,444
Red Hat, Inc.*	21,151	1,602,188
Salesforce.com, Inc.*	68,484	4,575,416
ServiceNow, Inc.*	16,089	1,267,491
SolarWinds, Inc.*	7,300	374,052
Solera Holdings, Inc.	7,600	392,616
Splunk, Inc.*	13,200	781,440
Tableau Software, Inc., Class A*	4,300	397,836
VMware, Inc., Class A*	9,766	800,910
Workday, Inc., Class A*	10,460	882,929

		67,592,936

Technology Hardware, Storage & Peripherals (7.0%)
3D Systems Corp.*	12,200	334,524
Apple, Inc.	673,103	83,754,206
Diebold, Inc.	7,200	255,312
EMC Corp.	22,552	576,429
NCR Corp.*	1,712	50,521
NetApp, Inc.	12,526	444,172
SanDisk Corp.	11,300	718,906
Stratasys Ltd.*	3,100	163,618

		86,297,688

Total Information Technology		349,294,488

Materials (3.9%)
Chemicals (3.3%)
Airgas, Inc.	8,300	880,713
Albemarle Corp.	3,822	201,954
Axalta Coating Systems Ltd.*	3,699	102,166
Cabot Corp.	400	18,000
Celanese Corp.	1,492	83,343
Cytec Industries, Inc.	900	48,636
Dow Chemical Co.	21,500	1,031,570
E.I. du Pont de Nemours & Co.	96,721	6,912,650
Eastman Chemical Co.	15,288	1,058,847
Ecolab, Inc.	29,741	3,401,776
FMC Corp.	14,858	850,621
Huntsman Corp.	15,800	350,286
International Flavors & Fragrances, Inc.	9,066	1,064,348
LyondellBasell Industries N.V., Class A	46,700	4,100,260
Monsanto Co.	53,992	6,076,260
NewMarket Corp.	1,000	477,800
Platform Specialty Products Corp.*	10,600	271,996
PPG Industries, Inc.	15,500	3,495,870
Praxair, Inc.	32,668	3,944,334
Rayonier Advanced Materials, Inc.	498	7,420
RPM International, Inc.	13,700	657,463
Scotts Miracle-Gro Co., Class A	4,993	335,380
Sherwin-Williams Co.	9,671	2,751,400
Sigma-Aldrich Corp.	6,124	846,643
Valspar Corp.	9,400	789,882
W.R. Grace & Co.*	7,300	721,751
Westlake Chemical Corp.	3,900	280,566

		40,761,935

Construction Materials (0.1%)
Eagle Materials, Inc.	5,600	467,936
Martin Marietta Materials, Inc.	6,936	969,653

		1,437,589

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,600	101,632
Avery Dennison Corp.	3,700	195,767

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	15,524	$1,096,615
Crown Holdings, Inc.*	15,403	832,070
Owens-Illinois, Inc.*	11,000	256,520
Packaging Corp. of America	11,000	860,090
Sealed Air Corp.	24,100	1,097,996
Silgan Holdings, Inc.	4,800	279,024

		4,719,714

Metals & Mining (0.1%)
Carpenter Technology Corp.	300	11,664
Compass Minerals International, Inc.	3,719	346,648
Southern Copper Corp.	16,229	473,562
Tahoe Resources, Inc.	1,400	15,344
TimkenSteel Corp.	222	5,877

		853,095

Paper & Forest Products (0.0%)
International Paper Co.	7,500	416,175

Total Materials		48,188,508

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	3,800	131,290
Level 3 Communications, Inc.*	30,843	1,660,587
Verizon Communications, Inc.	462,200	22,476,786
Windstream Holdings, Inc.	62,880	465,312
Zayo Group Holdings, Inc.*	941	26,310

		24,760,285

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	14,418	1,688,348

Total Telecommunication Services		26,448,633

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	16,599	621,301

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,100	139,507

Multi-Utilities (0.0%)
Dominion Resources, Inc.	3,900	276,393

Total Utilities		1,037,201

Total Investments (98.7%) (Cost $566,254,154)		1,224,352,565
Other Assets Less Liabilities (1.3%)		15,736,189

Net Assets (100%)		$1,240,088,754

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,496,330.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	99	June-15	$10,070,406	$10,200,960	$130,554

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$230,841,167	$—	$—	$230,841,167
Consumer Staples	129,492,862	—	—	129,492,862
Energy	54,881,361	—	—	54,881,361
Financials	63,810,461	—	—	63,810,461
Health Care	175,195,209	—	—	175,195,209
Industrials	145,162,675	—	—	145,162,675
Information Technology	349,294,488	—	—	349,294,488
Materials	48,188,508	—	—	48,188,508
Telecommunication Services	26,448,633	—	—	26,448,633
Utilities	1,037,201	—	—	1,037,201
Futures	130,554	—	—	130,554

Total Assets	$1,224,483,119	$—	$—	$1,224,483,119

Total Liabilities	$—	$—	$—	$—

Total	$1,224,483,119	$—	$—	$1,224,483,119

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,719,870
Aggregate gross unrealized depreciation	(8,490,616)

Net unrealized appreciation	$657,229,254

Federal income tax cost of investments	$567,123,311

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.4%)
Gentex Corp.	7,600	$139,080
Johnson Controls, Inc.	28,586	1,441,878
Lear Corp.	940	104,171
TRW Automotive Holdings Corp.*	6,415	672,612
Visteon Corp.*	2,700	260,280

		2,618,021

Automobiles (1.2%)
Ford Motor Co.	226,900	3,662,166
General Motors Co.	93,900	3,521,250

		7,183,416

Distributors (0.0%)
Genuine Parts Co.	600	55,914

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	6,100	115,412
DeVry Education Group, Inc.	3,900	130,104
Graham Holdings Co., Class B	214	224,621
Service Corp. International	2,432	63,354
ServiceMaster Global Holdings, Inc.*	1,300	43,875

		577,366

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	24,888	1,190,642
Choice Hotels International, Inc.	2,047	131,151
Darden Restaurants, Inc.	7,700	533,918
Hyatt Hotels Corp., Class A*	2,425	143,609
International Game Technology	13,800	240,258
Marriott International, Inc., Class A	1,800	144,576
MGM Resorts International*	19,916	418,833
Norwegian Cruise Line Holdings Ltd.*	600	32,406
Royal Caribbean Cruises Ltd.	9,594	785,269
Starwood Hotels & Resorts Worldwide, Inc.	5,700	475,950
Wendy’s Co.	16,974	185,017

		4,281,629

Household Durables (0.8%)
D.R. Horton, Inc.	17,127	487,777
Garmin Ltd.	7,185	341,431
GoPro, Inc., Class A*	500	21,705
Jarden Corp.*	8,000	423,200
Leggett & Platt, Inc.	3,962	182,609
Lennar Corp., Class A	9,900	512,919
Mohawk Industries, Inc.*	3,527	655,140
Newell Rubbermaid, Inc.	6,335	247,508
PulteGroup, Inc.	22,100	491,283
Taylor Morrison Home Corp., Class A*	1,800	37,530
Toll Brothers, Inc.*	10,675	419,955
Whirlpool Corp.	4,116	831,679

		4,652,736

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	800	24,136
Liberty Interactive Corp.*	14,289	417,096

		441,232

Leisure Products (0.1%)
Hasbro, Inc.	900	56,916
Mattel, Inc.	12,600	287,910
Vista Outdoor, Inc.*	3,904	167,169

		511,995

Media (1.9%)
CBS Corp. (Non-Voting), Class B	2,888	175,099
Clear Channel Outdoor Holdings, Inc., Class A	2,500	25,300
Comcast Corp., Class A	12,700	717,169
DISH Network Corp., Class A*	3,200	224,192
DreamWorks Animation SKG, Inc., Class A*	4,400	106,480
Gannett Co., Inc.	13,173	488,455
John Wiley & Sons, Inc., Class A	2,800	171,192
Liberty Broadband Corp.*	5,268	298,010
Liberty Media Corp.*	16,558	634,366
Live Nation Entertainment, Inc.*	4,000	100,920
Madison Square Garden Co., Class A*	3,500	296,275
News Corp., Class A*	29,505	472,375
Regal Entertainment Group, Class A	3,252	74,276
Starz, Class A*	686	23,605
Thomson Reuters Corp.	20,743	841,336
Time Warner, Inc.	48,545	4,099,140
Twenty-First Century Fox, Inc., Class A	28,820	975,269
Walt Disney Co.	16,263	1,705,826

		11,429,285

Multiline Retail (0.8%)
Big Lots, Inc.	2,200	105,666
Dillard’s, Inc., Class A	500	68,255
Dollar General Corp.*	4,500	339,210
Family Dollar Stores, Inc.	300	23,772
J.C. Penney Co., Inc.*	18,959	159,445
Kohl’s Corp.	11,541	903,083
Macy’s, Inc.	4,890	317,410
Sears Holdings Corp.*	302	12,497
Target Corp.	33,400	2,741,138

		4,670,476

Specialty Retail (0.8%)
Aaron’s, Inc.	3,267	92,489
Abercrombie & Fitch Co., Class A	3,660	80,666
Ascena Retail Group, Inc.*	8,300	120,433
Bed Bath & Beyond, Inc.*	6,300	483,683
Best Buy Co., Inc.	12,100	457,259
Cabela’s, Inc.*	2,500	139,950
CarMax, Inc.*	3,800	262,238
Chico’s FAS, Inc.	4,800	84,912
CST Brands, Inc.	665	29,147
Dick’s Sporting Goods, Inc.	4,500	256,455
DSW, Inc., Class A	4,200	154,896
Foot Locker, Inc.	7,391	465,633
GameStop Corp., Class A	6,392	242,640
L Brands, Inc.	9,200	867,468
Michaels Cos., Inc.*	1,100	29,766
Murphy USA, Inc.*	1,446	104,647
Penske Automotive Group, Inc.	1,300	66,937
Sally Beauty Holdings, Inc.*	2,300	79,051
Signet Jewelers Ltd.	1,371	190,281
Staples, Inc.	38,000	618,830
Urban Outfitters, Inc.*	1,700	77,605

		4,904,986

Textiles, Apparel & Luxury Goods (0.0%)
PVH Corp.	500	53,280

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	800	$105,200

		158,480

Total Consumer Discretionary		41,485,536

Consumer Staples (7.1%)
Beverages (0.1%)
Constellation Brands, Inc., Class A*	750	87,158
Molson Coors Brewing Co., Class B	7,949	591,803

		678,961

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	1,400	212,093
CVS Health Corp.	58,575	6,045,526
Rite Aid Corp.*	18,100	157,289
Sysco Corp.	21,300	803,649
Walgreens Boots Alliance, Inc.	13,798	1,168,415
Wal-Mart Stores, Inc.	83,282	6,849,944
Whole Foods Market, Inc.	12,200	635,376

		15,872,292

Food Products (1.5%)
Archer-Daniels-Midland Co.	34,216	1,621,838
Bunge Ltd.	8,511	700,966
Campbell Soup Co.	3,434	159,853
ConAgra Foods, Inc.	24,535	896,263
Hain Celestial Group, Inc.*	400	25,620
Ingredion, Inc.	3,529	274,627
J.M. Smucker Co.	6,019	696,579
Kellogg Co.	1,415	93,319
Mondelez International, Inc., Class A	98,762	3,564,321
Pilgrim’s Pride Corp.	3,100	70,029
Pinnacle Foods, Inc.	3,000	122,430
Tyson Foods, Inc., Class A	15,824	606,059

		8,831,904

Household Products (2.3%)
Clorox Co.	1,404	154,988
Colgate-Palmolive Co.	5,700	395,238
Energizer Holdings, Inc.	3,594	496,152
Kimberly-Clark Corp.	3,805	407,553
Procter & Gamble Co.	149,471	12,247,654

		13,701,585

Personal Products (0.0%)
Avon Products, Inc.	14,400	115,056
Coty, Inc., Class A*	1,000	24,270

		139,326

Tobacco (0.6%)
Altria Group, Inc.	6,000	300,120
Philip Morris International, Inc.	38,000	2,862,540
Reynolds American, Inc.	4,396	302,928

		3,465,588

Total Consumer Staples		42,689,656

Energy (10.7%)
Energy Equipment & Services (0.7%)
Atwood Oceanics, Inc.	2,677	75,251
Baker Hughes, Inc.	23,649	1,503,603
Cameron International Corp.*	4,408	198,889
Diamond Offshore Drilling, Inc.	3,725	99,793
Frank’s International N.V.	2,400	44,880
Helmerich & Payne, Inc.	1,756	119,531
Nabors Industries Ltd.	14,953	204,108
National Oilwell Varco, Inc.	22,749	1,137,223
Oil States International, Inc.*	2,650	105,391
Patterson-UTI Energy, Inc.	3,957	74,293
Rowan Cos., plc, Class A	6,728	119,153
Seadrill Ltd.	14,500	135,575
Seventy Seven Energy, Inc.*	1,621	6,727
Superior Energy Services, Inc.	8,100	180,954
Tidewater, Inc.	3,139	60,080
Unit Corp.*	2,577	72,104

		4,137,555

Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	27,186	2,251,273
Apache Corp.	22,358	1,348,858
California Resources Corp.	18,124	137,924
Chesapeake Energy Corp.	23,997	339,798
Chevron Corp.	111,507	11,706,005
Cimarex Energy Co.	4,500	517,905
Cobalt International Energy, Inc.*	1,146	10,784
ConocoPhillips Co.	71,670	4,462,174
CONSOL Energy, Inc.	13,400	373,726
CVR Energy, Inc.	500	21,280
Denbury Resources, Inc.	20,184	147,141
Devon Energy Corp.	24,035	1,449,551
Energen Corp.	4,140	273,240
EP Energy Corp., Class A*	1,900	19,912
EQT Corp.	705	58,423
Exxon Mobil Corp.	251,399	21,368,915
Golar LNG Ltd.	2,900	96,512
Gulfport Energy Corp.*	700	32,137
Hess Corp.	16,018	1,087,142
HollyFrontier Corp.	9,500	382,565
Kinder Morgan, Inc.	57,600	2,422,656
Marathon Oil Corp.	39,348	1,027,376
Marathon Petroleum Corp.	3,874	396,659
Memorial Resource Development Corp.*	1,700	30,158
Murphy Oil Corp.	10,487	488,694
Newfield Exploration Co.*	10,370	363,883
Noble Energy, Inc.	6,158	301,126
Occidental Petroleum Corp.	45,610	3,329,530
ONEOK, Inc.	5,500	265,320
PBF Energy, Inc., Class A	3,300	111,936
Peabody Energy Corp.	16,700	82,164
Phillips 66	19,335	1,519,731
QEP Resources, Inc.	9,154	190,861
Rice Energy, Inc.*	200	4,352
SandRidge Energy, Inc.*	29,600	52,688
Spectra Energy Corp.	39,407	1,425,351
Teekay Corp.	1,333	62,078
Tesoro Corp.	4,152	379,036
Ultra Petroleum Corp.*	6,000	93,780
Valero Energy Corp.	23,886	1,519,627
Whiting Petroleum Corp.*	5,900	182,310
World Fuel Services Corp.	3,500	201,180
WPX Energy, Inc.*	11,901	130,078

		60,665,839

Total Energy		64,803,394

Financials (29.4%)
Banks (11.0%)
Associated Banc-Corp.	9,702	180,457
Bank of America Corp.	612,772	9,430,561
Bank of Hawaii Corp.	2,524	154,494

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
BankUnited, Inc.	5,700	$186,618
BB&T Corp.	42,433	1,654,463
BOK Financial Corp.	1,396	85,463
CIT Group, Inc.	10,812	487,837
Citigroup, Inc.	178,142	9,177,876
Citizens Financial Group, Inc.	9,300	224,409
City National Corp./California	2,687	239,358
Comerica, Inc.	10,305	465,065
Commerce Bancshares, Inc./Missouri	4,702	198,989
Cullen/Frost Bankers, Inc.	3,147	217,395
East West Bancorp, Inc.	8,134	329,102
Fifth Third Bancorp	49,488	932,849
First Horizon National Corp.	12,884	184,112
First Niagara Financial Group, Inc.	22,058	194,993
First Republic Bank/California	8,000	456,720
Fulton Financial Corp.	11,995	148,018
Huntington Bancshares, Inc./Ohio	48,925	540,621
JPMorgan Chase & Co.	221,704	13,430,828
KeyCorp	51,712	732,242
M&T Bank Corp.	7,644	970,788
PacWest Bancorp	5,700	267,273
PNC Financial Services Group, Inc.	31,189	2,908,062
Popular, Inc.*	6,232	214,318
Regions Financial Corp.	80,268	758,533
Signature Bank/New York*	200	25,916
SunTrust Banks, Inc./Georgia	31,274	1,285,049
SVB Financial Group*	2,800	355,712
Synovus Financial Corp.	7,791	218,226
TCF Financial Corp.	9,749	153,254
U.S. Bancorp/Minnesota	100,350	4,382,284
Wells Fargo & Co.	279,734	15,217,530
Zions Bancorp	11,568	312,336

		66,721,751

Capital Markets (3.4%)
Ameriprise Financial, Inc.	7,210	943,357
Bank of New York Mellon Corp.	66,699	2,683,968
BlackRock, Inc.	4,564	1,669,694
Charles Schwab Corp.	55,400	1,686,376
E*TRADE Financial Corp.*	16,822	480,352
Federated Investors, Inc., Class B	1,607	54,461
Franklin Resources, Inc.	4,100	210,412
Goldman Sachs Group, Inc.	26,127	4,911,092
Interactive Brokers Group, Inc., Class A	3,719	126,520
Invesco Ltd.	21,031	834,720
Legg Mason, Inc.	3,526	194,635
Morgan Stanley	89,767	3,203,784
Northern Trust Corp.	13,781	959,847
NorthStar Asset Management Group, Inc.	8,050	187,887
Raymond James Financial, Inc.	7,292	414,040
SEI Investments Co.	700	30,863
State Street Corp.	25,328	1,862,368
TD Ameritrade Holding Corp.	1,900	70,794

		20,525,170

Consumer Finance (0.8%)
Ally Financial, Inc.*	1,600	33,568
Capital One Financial Corp.	33,430	2,634,953
Discover Financial Services	27,519	1,550,696
Navient Corp.	24,889	505,993
Santander Consumer USA Holdings, Inc.	4,600	106,444
SLM Corp.*	15,589	144,666
Synchrony Financial*	2,500	75,875

		5,052,195

Diversified Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	107,198	15,470,815
CME Group, Inc./Illinois	18,800	1,780,548
FNFV Group*	7,486	105,553
Intercontinental Exchange, Inc.	3,817	890,392
Leucadia National Corp.	18,313	408,197
MSCI, Inc.	4,000	245,240
NASDAQ OMX Group, Inc.	6,974	355,255
Voya Financial, Inc.	7,900	340,569

		19,596,569

Insurance (5.6%)
ACE Ltd.	19,858	2,213,968
Aflac, Inc.	26,815	1,716,428
Alleghany Corp.*	980	477,260
Allied World Assurance Co. Holdings AG	5,463	220,705
Allstate Corp.	25,088	1,785,513
American Financial Group, Inc./Ohio	3,691	236,778
American International Group, Inc.	80,006	4,383,529
American National Insurance Co.	482	47,424
Aon plc	4,107	394,765
Arch Capital Group Ltd.*	7,601	468,222
Arthur J. Gallagher & Co.	500	23,375
Aspen Insurance Holdings Ltd.	4,201	198,413
Assurant, Inc.	4,061	249,386
Assured Guaranty Ltd.	9,554	252,130
Axis Capital Holdings Ltd.	6,006	309,789
Brown & Brown, Inc.	6,385	211,407
Chubb Corp.	14,206	1,436,227
Cincinnati Financial Corp.	9,656	514,472
CNA Financial Corp.	1,660	68,774
Endurance Specialty Holdings Ltd.	2,504	153,095
Everest Reinsurance Group Ltd.	2,712	471,888
FNF Group	16,338	600,585
Genworth Financial, Inc., Class A*	29,634	216,624
Hanover Insurance Group, Inc.	2,459	178,474
Hartford Financial Services Group, Inc.	25,899	1,083,096
HCC Insurance Holdings, Inc.	6,058	343,307
Lincoln National Corp.	15,214	874,196
Loews Corp.	18,985	775,158
Markel Corp.*	795	611,323
Marsh & McLennan Cos., Inc.	10,543	591,357
MBIA, Inc.*	7,145	66,448
Mercury General Corp.	1,774	102,448
MetLife, Inc.	54,830	2,771,656
Old Republic International Corp.	15,384	229,837
PartnerReinsurance Ltd.	2,893	330,757
Principal Financial Group, Inc.	17,084	877,605
ProAssurance Corp.	3,400	156,094
Progressive Corp.	34,885	948,872
Prudential Financial, Inc.	26,711	2,145,160
Reinsurance Group of America, Inc.	2,803	261,212

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.	2,751	$274,357
StanCorp Financial Group, Inc.	2,368	162,445
Torchmark Corp.	7,662	420,797
Travelers Cos., Inc.	18,775	2,030,141
Unum Group	14,789	498,833
Validus Holdings Ltd.	5,027	211,637
W. R. Berkley Corp.	6,064	306,293
White Mountains Insurance Group Ltd.	373	255,326
XL Group plc	15,745	579,416

		33,737,002

Real Estate Investment Trusts (REITs) (5.0%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	396,278
American Campus Communities, Inc. (REIT)	6,300	270,081
American Capital Agency Corp. (REIT)	20,700	441,531
American Homes 4 Rent (REIT), Class A	8,700	143,985
American Realty Capital Properties, Inc. (REIT)	53,700	528,945
Annaly Capital Management, Inc. (REIT)	54,895	570,908
Apartment Investment & Management Co. (REIT), Class A	3,964	156,023
AvalonBay Communities, Inc. (REIT)	7,557	1,316,807
BioMed Realty Trust, Inc. (REIT)	11,600	262,856
Boston Properties, Inc. (REIT)	7,829	1,099,818
Brandywine Realty Trust (REIT)	10,153	162,245
Brixmor Property Group, Inc. (REIT)	3,300	87,615
Camden Property Trust (REIT)	5,088	397,525
CBL & Associates Properties, Inc. (REIT)	9,300	184,140
Chimera Investment Corp. (REIT)	63,294	198,743
Columbia Property Trust, Inc. (REIT)	5,900	159,418
Corporate Office Properties Trust (REIT)	5,267	154,744
Corrections Corp. of America (REIT)	6,534	263,059
DDR Corp. (REIT)	17,412	324,211
Digital Realty Trust, Inc. (REIT)	8,000	527,680
Douglas Emmett, Inc. (REIT)	8,149	242,922
Duke Realty Corp. (REIT)	19,802	431,090
Equity Commonwealth (REIT)	7,917	210,196
Equity LifeStyle Properties, Inc. (REIT)	1,200	65,940
Equity Residential (REIT)	21,209	1,651,333
Essex Property Trust, Inc. (REIT)	3,680	846,032
Federal Realty Investment Trust (REIT)	1,288	189,607
Gaming and Leisure Properties, Inc. (REIT)	3,746	138,115
General Growth Properties, Inc. (REIT)	33,059	976,893
HCP, Inc. (REIT)	26,391	1,140,355
Health Care REIT, Inc. (REIT)	9,970	771,279
Healthcare Trust of America, Inc. (REIT), Class A	6,850	190,841
Home Properties, Inc. (REIT)	3,500	242,515
Hospitality Properties Trust (REIT)	9,191	303,211
Host Hotels & Resorts, Inc. (REIT)	43,490	877,628
Iron Mountain, Inc. (REIT)	897	32,723
Kilroy Realty Corp. (REIT)	5,200	396,084
Kimco Realty Corp. (REIT)	24,233	650,656
Liberty Property Trust (REIT)	8,722	311,375
Macerich Co. (REIT)	9,070	764,873
MFA Financial, Inc. (REIT)	22,100	173,706
Mid-America Apartment Communities, Inc. (REIT)	4,200	324,534
National Retail Properties, Inc. (REIT)	7,500	307,275
NorthStar Realty Finance Corp. (REIT)	11,650	211,098
Omega Healthcare Investors, Inc. (REIT)	5,700	231,249
Outfront Media, Inc. (REIT)	7,031	210,368
Paramount Group, Inc. (REIT)	8,200	158,260
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,530	177,353
Plum Creek Timber Co., Inc. (REIT)	5,100	221,595
Post Properties, Inc. (REIT)	3,400	193,562
Prologis, Inc. (REIT)	29,386	1,280,054
Public Storage (REIT)	600	118,284
Rayonier, Inc. (REIT)	6,200	167,152
Realty Income Corp. (REIT)	13,126	677,302
Regency Centers Corp. (REIT)	5,525	375,921
Retail Properties of America, Inc. (REIT), Class A	13,200	211,596
Senior Housing Properties Trust (REIT)	14,179	314,632
Simon Property Group, Inc. (REIT)	4,584	896,814
SL Green Realty Corp. (REIT)	5,570	715,077
Spirit Realty Capital, Inc. (REIT)	22,300	269,384
Starwood Property Trust, Inc. (REIT)	12,900	313,470
Tanger Factory Outlet Centers, Inc. (REIT)	1,900	66,823
Taubman Centers, Inc. (REIT)	201	15,503
Two Harbors Investment Corp. (REIT)	20,600	218,772
UDR, Inc. (REIT)	15,012	510,858
Urban Edge Properties (REIT)	4,178	99,019
Ventas, Inc. (REIT)	10,536	769,339
Vornado Realty Trust (REIT)	8,356	935,872
Weingarten Realty Investors (REIT)	7,402	266,324
Weyerhaeuser Co. (REIT)	27,091	898,067
WP Carey, Inc. (REIT)	5,600	380,800
WP GLIMCHER, Inc. (REIT)	8,642	143,716

		29,934,059

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A*	9,860	251,627
Howard Hughes Corp.*	1,147	177,808
Jones Lang LaSalle, Inc.	2,000	340,800

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Realogy Holdings Corp.*	4,600	$209,208

		979,443

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	31,244	327,437
New York Community Bancorp, Inc.	26,495	443,262
People’s United Financial, Inc.	18,110	275,272
TFS Financial Corp.	4,043	59,351

		1,105,322

Total Financials		177,651,511

Health Care (14.5%)
Biotechnology (0.1%)
Alkermes plc*	1,200	73,164
Alnylam Pharmaceuticals, Inc.*	600	62,652
Amgen, Inc.	2,300	367,655
Myriad Genetics, Inc.*	500	17,700

		521,171

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	87,234	4,041,551
Alere, Inc.*	4,576	223,766
Becton, Dickinson and Co.	936	134,464
Boston Scientific Corp.*	69,645	1,236,199
Cooper Cos., Inc.	726	136,067
DENTSPLY International, Inc.	5,800	295,162
Halyard Health, Inc.*	475	23,370
Hill-Rom Holdings, Inc.	3,305	161,945
Hologic, Inc.*	9,128	301,452
Intuitive Surgical, Inc.*	176	88,885
Medtronic plc	83,303	6,496,801
Sirona Dental Systems, Inc.*	1,200	107,988
St. Jude Medical, Inc.	5,800	379,320
Stryker Corp.	7,900	728,775
Teleflex, Inc.	2,372	286,609
Zimmer Holdings, Inc.	8,959	1,052,862

		15,695,216

Health Care Providers & Services (3.6%)
Aetna, Inc.	14,797	1,576,324
Anthem, Inc.	16,426	2,536,339
Cardinal Health, Inc.	18,178	1,640,928
Cigna Corp.	14,623	1,892,801
Community Health Systems, Inc.*	6,481	338,827
DaVita HealthCare Partners, Inc.*	6,800	552,704
Express Scripts Holding Co.*	5,700	494,589
HCA Holdings, Inc.*	17,400	1,309,002
Health Net, Inc.*	4,841	292,832
Humana, Inc.	9,032	1,607,877
Laboratory Corp. of America Holdings*	2,980	375,748
LifePoint Hospitals, Inc.*	2,733	200,739
MEDNAX, Inc.*	2,200	159,522
Omnicare, Inc.	5,823	448,720
Patterson Cos., Inc.	4,400	214,676
Quest Diagnostics, Inc.	8,510	653,993
UnitedHealth Group, Inc.	57,192	6,765,242
Universal Health Services, Inc., Class B	4,000	470,840
VCA, Inc.*	5,100	279,582

		21,811,285

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,300	75,348

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	16,600	689,730
Bio-Rad Laboratories, Inc., Class A*	1,310	177,086
Bio-Techne Corp.	1,000	100,290
Charles River Laboratories International, Inc.*	1,400	111,006
PerkinElmer, Inc.	5,115	261,581
QIAGEN N.V.*	13,200	332,640
Quintiles Transnational Holdings, Inc.*	1,700	113,849
Thermo Fisher Scientific, Inc.	13,795	1,853,220
VWR Corp.*	1,300	33,787

		3,673,189

Pharmaceuticals (7.6%)
Bristol-Myers Squibb Co.	62,174	4,010,223
Eli Lilly & Co.	57,145	4,151,584
Hospira, Inc.*	9,900	869,616
Johnson & Johnson	139,702	14,054,021
Mallinckrodt plc*	1,725	218,471
Merck & Co., Inc.	147,372	8,470,943
Perrigo Co. plc	6,300	1,042,965
Pfizer, Inc.	373,700	13,001,023

		45,818,846

Total Health Care		87,595,055

Industrials (10.0%)
Aerospace & Defense (2.3%)
Exelis, Inc.	11,613	283,009
General Dynamics Corp.	17,903	2,429,974
Huntington Ingalls Industries, Inc.	400	56,060
L-3 Communications Holdings, Inc.	5,080	639,013
Northrop Grumman Corp.	11,777	1,895,626
Orbital ATK, Inc.	3,276	251,040
Raytheon Co.	18,132	1,980,921
Rockwell Collins, Inc.	800	77,240
Spirit AeroSystems Holdings, Inc., Class A*	499	26,053
Textron, Inc.	16,239	719,875
Triumph Group, Inc.	2,300	137,356
United Technologies Corp.	47,500	5,567,000
Vectrus, Inc.*	645	16,441

		14,079,608

Air Freight & Logistics (0.3%)
FedEx Corp.	9,735	1,610,656

Airlines (0.4%)
Alaska Air Group, Inc.	600	39,708
Copa Holdings S.A., Class A	400	40,388
Delta Air Lines, Inc.	47,100	2,117,616
Southwest Airlines Co.	4,249	188,230

		2,385,942

Building Products (0.1%)
A.O. Smith Corp.	2,300	151,018
Fortune Brands Home & Security, Inc.	5,447	258,624

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Corning, Inc.	7,068	$306,751

		716,393

Commercial Services & Supplies (0.6%)
ADT Corp.	10,362	430,230
Cintas Corp.	1,082	88,323
Clean Harbors, Inc.*	900	51,102
Covanta Holding Corp.	3,604	80,838
KAR Auction Services, Inc.	4,662	176,830
Pitney Bowes, Inc.	5,884	137,215
R.R. Donnelley & Sons Co.	10,053	192,917
Republic Services, Inc.	15,532	629,978
Tyco International plc	2,800	120,568
Waste Connections, Inc.	2,770	133,348
Waste Management, Inc.	24,549	1,331,292

		3,372,641

Construction & Engineering (0.2%)
AECOM*	8,594	264,867
Fluor Corp.	3,400	194,344
Jacobs Engineering Group, Inc.*	7,878	355,771
KBR, Inc.	8,182	118,475
Quanta Services, Inc.*	9,264	264,302

		1,197,759

Electrical Equipment (0.5%)
Babcock & Wilcox Co.	6,200	198,958
Eaton Corp. plc	27,974	1,900,553
Emerson Electric Co.	10,300	583,186
Hubbell, Inc., Class B	2,790	305,840
Regal-Beloit Corp.	2,752	219,940

		3,208,477

Industrial Conglomerates (2.9%)
Carlisle Cos., Inc.	3,729	345,417
Danaher Corp.	27,200	2,309,280
General Electric Co.	587,354	14,572,253
Roper Industries, Inc.	3,100	533,200

		17,760,150

Machinery (1.6%)
AGCO Corp.	5,321	253,492
Caterpillar, Inc.	28,800	2,304,864
Crane Co.	1,741	108,656
Deere & Co.	15,500	1,359,195
Donaldson Co., Inc.	600	22,626
Dover Corp.	2,423	167,478
IDEX Corp.	260	19,716
Ingersoll-Rand plc	14,431	982,463
ITT Corp.	4,000	159,640
Joy Global, Inc.	6,000	235,080
Kennametal, Inc.	4,808	161,982
Lincoln Electric Holdings, Inc.	3,000	196,170
Navistar International Corp.*	2,900	85,550
Oshkosh Corp.	4,800	234,192
PACCAR, Inc.	1,700	107,338
Parker-Hannifin Corp.	3,966	471,082
Pentair plc	10,536	662,609
Snap-on, Inc.	2,990	439,709
SPX Corp.	2,359	200,279
Stanley Black & Decker, Inc.	7,968	759,828
Terex Corp.	6,468	171,984
Timken Co.	4,266	179,769
Trinity Industries, Inc.	2,006	71,233
Valmont Industries, Inc.	1,400	172,032
Xylem, Inc.	2,813	98,511

		9,625,478

Professional Services (0.3%)
Dun & Bradstreet Corp.	1,300	166,868
Equifax, Inc.	3,200	297,600
ManpowerGroup, Inc.	4,767	410,677
Nielsen N.V.	4,030	179,617
Towers Watson & Co., Class A	3,820	504,947

		1,559,709

Road & Rail (0.7%)
AMERCO	200	66,080
Con-way, Inc.	3,195	140,995
CSX Corp.	58,500	1,937,520
Genesee & Wyoming, Inc., Class A*	1,700	163,948
Kansas City Southern	1,400	142,912
Norfolk Southern Corp.	14,101	1,451,275
Ryder System, Inc.	3,209	304,502

		4,207,232

Trading Companies & Distributors (0.1%)
Air Lease Corp.	5,300	200,022
GATX Corp.	2,577	149,414
MRC Global, Inc.*	3,200	37,920
NOW, Inc.*	6,112	132,264
Veritiv Corp.*	391	17,255
WESCO International, Inc.*	2,592	181,155

		718,030

Total Industrials		60,442,075

Information Technology (8.9%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.	24,608	291,974
Cisco Systems, Inc.	300,500	8,271,263
EchoStar Corp., Class A*	2,059	106,491
Harris Corp.	5,100	401,676
JDS Uniphase Corp.*	12,900	169,248
Juniper Networks, Inc.	19,500	440,310
Motorola Solutions, Inc.	8,900	593,363

		10,274,325

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,795	354,364
Avnet, Inc.	6,158	274,031
AVX Corp.	1,997	28,497
Corning, Inc.	59,067	1,339,640
Dolby Laboratories, Inc., Class A	2,700	103,032
FLIR Systems, Inc.	2,200	68,816
Ingram Micro, Inc., Class A*	8,779	220,529
Jabil Circuit, Inc.	11,418	266,953
Keysight Technologies, Inc.*	8,300	308,345
Knowles Corp.*	4,761	91,744
Tech Data Corp.*	2,403	138,821
Vishay Intertechnology, Inc.	7,008	96,851

		3,291,623

Internet Software & Services (0.5%)
AOL, Inc.*	4,847	191,990
IAC/InterActiveCorp	2,400	161,928
Yahoo!, Inc.*	55,182	2,452,012

		2,805,930

IT Services (0.6%)
Amdocs Ltd.	9,371	509,782
Booz Allen Hamilton Holding Corp.	700	20,258
Computer Sciences Corp.	7,941	518,389

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	5,035	$177,584
DST Systems, Inc.	300	33,213
Fidelity National Information Services, Inc.	14,552	990,409
Genpact Ltd.*	8,000	186,000
Leidos Holdings, Inc.	3,750	157,350
Paychex, Inc.	2,100	104,192
Teradata Corp.*	1,900	83,866
Total System Services, Inc.	2,556	97,511
Xerox Corp.	68,000	873,800

		3,752,354

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	11,400	489,174
Analog Devices, Inc.	10,000	630,000
Applied Materials, Inc.	23,700	534,672
Broadcom Corp., Class A	31,400	1,359,463
Cree, Inc.*	3,100	110,019
First Solar, Inc.*	4,100	245,139
Freescale Semiconductor Ltd.*	900	36,684
Intel Corp.	267,211	8,355,688
KLA-Tencor Corp.	856	49,896
Lam Research Corp.	7,020	493,050
Marvell Technology Group Ltd.	24,500	360,150
Maxim Integrated Products, Inc.	1,300	45,253
Micron Technology, Inc.*	7,329	198,836
NVIDIA Corp.	27,400	573,345
ON Semiconductor Corp.*	12,000	145,320
SunEdison, Inc.*	10,200	244,800
SunPower Corp.*	2,300	72,013
Teradyne, Inc.	11,100	209,235

		14,152,737

Software (1.7%)
Activision Blizzard, Inc.	9,398	213,570
ANSYS, Inc.*	4,000	352,760
Autodesk, Inc.*	2,900	170,056
CA, Inc.	18,958	618,220
Citrix Systems, Inc.*	900	57,483
Electronic Arts, Inc.*	4,500	264,667
FireEye, Inc.*	1,300	51,025
Informatica Corp.*	600	26,313
Microsoft Corp.	169,800	6,903,219
Nuance Communications, Inc.*	15,900	228,165
Rovi Corp.*	6,000	109,260
Symantec Corp.	39,800	929,927
Synopsys, Inc.*	9,286	430,128
Zynga, Inc., Class A*	45,700	130,245

		10,485,038

Technology Hardware, Storage & Peripherals (1.4%)
EMC Corp.	108,100	2,763,036
Hewlett-Packard Co.	110,100	3,430,716
Lexmark International, Inc., Class A	3,377	142,982
NCR Corp.*	8,500	250,835
NetApp, Inc.	11,500	407,790
SanDisk Corp.	6,800	432,616
Stratasys Ltd.*	1,300	68,614
Western Digital Corp.	12,948	1,178,397

		8,674,986

Total Information Technology		53,436,993

Materials (3.0%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	12,500	1,891,000
Albemarle Corp.	4,625	244,385
Ashland, Inc.	4,017	511,404
Axalta Coating Systems Ltd.*	1,800	49,716
Cabot Corp.	3,535	159,075
Celanese Corp.	8,400	469,224
CF Industries Holdings, Inc.	2,779	788,347
Cytec Industries, Inc.	3,582	193,571
Dow Chemical Co.	59,310	2,845,694
E.I. du Pont de Nemours & Co.	2,900	207,263
Eastman Chemical Co.	800	55,408
Huntsman Corp.	3,401	75,400
Mosaic Co.	19,500	898,170
Rayonier Advanced Materials, Inc.	2,066	30,783
RPM International, Inc.	438	21,020
Sigma-Aldrich Corp.	3,800	525,350
W.R. Grace & Co.*	500	49,435
Westlake Chemical Corp.	200	14,388

		9,029,633

Construction Materials (0.1%)
Vulcan Materials Co.	7,682	647,593

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,799	177,792
Avery Dennison Corp.	3,481	184,180
Bemis Co., Inc.	5,671	262,624
Greif, Inc., Class A	2,122	83,331
MeadWestvaco Corp.	9,987	498,051
Owens-Illinois, Inc.*	3,518	82,040
Rock-Tenn Co., Class A	8,500	548,250
Sonoco Products Co.	6,182	281,034

		2,117,302

Metals & Mining (0.8%)
Alcoa, Inc.	67,381	870,562
Allegheny Technologies, Inc.	6,000	180,060
Carpenter Technology Corp.	3,100	120,528
Cliffs Natural Resources, Inc.	8,100	38,961
Freeport-McMoRan, Inc.	60,700	1,150,265
Newmont Mining Corp.	29,300	636,103
Nucor Corp.	18,320	870,750
Reliance Steel & Aluminum Co.	4,509	275,410
Royal Gold, Inc.	3,600	227,196
Steel Dynamics, Inc.	14,001	281,420
Tahoe Resources, Inc.	4,500	49,320
TimkenSteel Corp.	2,133	56,460
United States Steel Corp.	8,224	200,666

		4,957,701

Paper & Forest Products (0.2%)
Domtar Corp.	3,746	173,140
International Paper Co.	21,075	1,169,452

		1,342,592

Total Materials		18,094,821

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	302,462	9,875,384
CenturyLink, Inc.	31,208	1,078,236
Frontier Communications Corp.	58,433	411,953
Windstream Holdings, Inc.	1,710	12,654

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Zayo Group Holdings, Inc.*	1,300	$36,348

		11,414,575

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	42,111	199,606
Telephone & Data Systems, Inc.	5,246	130,626
T-Mobile US, Inc.*	15,800	500,702
U.S. Cellular Corp.*	471	16,824

		847,758

Total Telecommunication Services		12,262,333

Utilities (6.1%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	28,254	1,589,288
Duke Energy Corp.	41,093	3,155,121
Edison International	18,876	1,179,184
Entergy Corp.	10,569	818,992
Eversource Energy	18,367	927,901
Exelon Corp.	50,453	1,695,725
FirstEnergy Corp.	24,463	857,673
Great Plains Energy, Inc.	8,635	230,382
Hawaiian Electric Industries, Inc.	5,804	186,424
ITC Holdings Corp.	500	18,715
NextEra Energy, Inc.	25,584	2,662,015
OGE Energy Corp.	11,584	366,170
Pepco Holdings, Inc.	14,642	392,845
Pinnacle West Capital Corp.	6,551	417,626
PPL Corp.	39,074	1,315,231
Southern Co.	52,196	2,311,239
Westar Energy, Inc.	7,728	299,537
Xcel Energy, Inc.	28,919	1,006,670

		19,430,738

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	333,052
Atmos Energy Corp.	5,627	311,173
National Fuel Gas Co.	5,044	304,305
Questar Corp.	9,754	232,730
UGI Corp.	10,237	333,624

		1,514,884

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	42,886	551,085
Calpine Corp.*	19,247	440,179
NRG Energy, Inc.	19,594	493,573

		1,484,837

Multi-Utilities (2.2%)
Alliant Energy Corp.	6,543	412,209
Ameren Corp.	14,225	600,295
CenterPoint Energy, Inc.	24,482	499,678
CMS Energy Corp.	15,370	536,567
Consolidated Edison, Inc.	16,877	1,029,497
Dominion Resources, Inc.	32,021	2,269,328
DTE Energy Co.	10,201	823,119
Integrys Energy Group, Inc.	4,770	343,535
MDU Resources Group, Inc.	11,446	244,258
NiSource, Inc.	18,372	811,307
PG&E Corp.	27,409	1,454,596
Public Service Enterprise Group, Inc.	29,158	1,222,303
SCANA Corp.	8,294	456,087
Sempra Energy	14,359	1,565,418
TECO Energy, Inc.	13,413	260,212
Vectren Corp.	5,114	225,732
Wisconsin Energy Corp.	13,106	648,747

		13,402,888

Water Utilities (0.1%)
American Water Works Co., Inc.	10,383	562,862
Aqua America, Inc.	9,871	260,101

		822,963

Total Utilities		36,656,310

Total Common Stocks (98.6%) (Cost $433,068,073)		595,117,684

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.01%, 4/23/15#(p)	$785,000	784,995

Total Government Securities		784,995

Total Short-Term Investments (0.1%) (Cost $784,997)		784,995

Total Investments (98.7%) (Cost $433,853,070)		595,902,679
Other Assets Less Liabilities (1.3%)		7,773,916

Net Assets (100%)		$603,676,595

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,995.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	June-15	$343,776	$346,110	$2,334
S&P 500 E-Mini Index	85	June-15	8,786,272	8,758,400	(27,872)
S&P MidCap 400 E-Mini Index	3	June-15	447,251	455,940	8,689

					$(16,849)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,485,536	$—	$—	$41,485,536
Consumer Staples	42,689,656	—	—	42,689,656
Energy	64,803,394	—	—	64,803,394
Financials	177,651,511	—	—	177,651,511
Health Care	87,595,055	—	—	87,595,055
Industrials	60,442,075	—	—	60,442,075
Information Technology	53,436,993	—	—	53,436,993
Materials	18,094,821	—	—	18,094,821
Telecommunication Services	12,262,333	—	—	12,262,333
Utilities	36,656,310	—	—	36,656,310
Futures	11,023	—	—	11,023
Short-Term Investments	—	784,995	—	784,995

Total Assets	$595,128,707	$784,995	$—	$595,913,702

Liabilities:
Futures	$(27,872)	$—	$—	$(27,872)

Total Liabilities	$(27,872)	$—	$—	$(27,872)

Total	$595,100,835	$784,995	$—	$595,885,830

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,851,835
Aggregate gross unrealized depreciation	(10,744,624)

Net unrealized appreciation	$158,107,211

Federal income tax cost of investments	$437,795,468

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.3%)
Brambles Ltd.	436,488	$3,821,947

Belgium (1.1%)
KBC Groep N.V.*	216,745	13,411,322

Brazil (1.6%)
Ambev S.A. (ADR)	1,171,664	6,748,785
BM&F Bovespa S.A.	822,723	2,869,110
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	439,421	4,859,996
Lojas Renner S.A.	114,016	3,215,547
M Dias Branco S.A.	91,830	2,489,715

		20,183,153

Canada (3.6%)
Canadian National Railway Co.	447,990	29,957,091
Dollarama, Inc.	46,154	2,580,004
Loblaw Cos., Ltd.	96,464	4,716,001
Suncor Energy, Inc.	249,638	7,294,700

		44,547,796

China (1.2%)
Guangzhou Automobile Group Co., Ltd., Class H	7,229,294	6,907,365
Want Want China Holdings Ltd.	7,506,000	7,973,717

		14,881,082

Denmark (3.7%)
Carlsberg A/S, Class B	190,506	15,730,859
Chr Hansen Holding A/S	202,398	9,296,437
Novo Nordisk A/S, Class B	376,601	20,150,625

		45,177,921

France (14.9%)
Air Liquide S.A.	111,468	14,338,126
Danone S.A.	501,535	33,751,872
Dassault Systemes S.A.	140,919	9,547,703
Essilor International S.A.	81,136	9,316,328
Kering	32,658	6,383,432
Legrand S.A.	120,587	6,498,900
L’Oreal S.A.	106,462	19,602,264
LVMH Moet Hennessy Louis Vuitton SE	192,929	34,048,493
Pernod-Ricard S.A.	233,893	27,600,337
Schneider Electric SE	262,214	20,395,969

		181,483,424

Germany (9.5%)
Bayer AG (Registered)	233,138	35,030,200
Brenntag AG	313,072	18,768,855
Fresenius Medical Care AG & Co. KGaA	169,197	14,081,854
Linde AG	113,920	23,224,775
SAP SE	126,503	9,186,094
Symrise AG	237,768	15,039,065

		115,330,843

Hong Kong (3.0%)
AIA Group Ltd.	4,473,769	28,039,368
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	3,604,646
Dairy Farm International Holdings Ltd. (London Stock Exchange)	22,500	208,350
Li & Fung Ltd.	4,502,832	4,392,345

		36,244,709

India (2.4%)
HDFC Bank Ltd.	1,084,460	20,984,195
ITC Ltd.	1,490,209	7,751,554

		28,735,749

Ireland (4.6%)
Accenture plc, Class A	318,696	29,858,628
Experian plc	410,708	6,801,686
Paddy Power plc (BATS Europe Exchange)	91,746	7,838,939
Paddy Power plc (London Stock Exchange)	5,617	481,445
Shire plc	140,249	11,152,649

		56,133,347

Israel (1.7%)
NICE-Systems Ltd. (ADR)	332,079	20,233,573

Italy (0.9%)
Prysmian S.p.A.	524,832	10,812,038

Japan (8.3%)
AEON Financial Service Co., Ltd.	400,900	10,127,739
INPEX Corp.	956,500	10,553,021
Japan Tobacco, Inc.	326,400	10,312,906
Nippon Paint Holdings Co., Ltd.	264,000	9,670,350
Nitto Denko Corp.	126,100	8,430,261
Obic Co., Ltd.	430,300	18,285,585
SoftBank Corp.	153,600	8,928,694
Sundrug Co., Ltd.	182,700	9,500,520
Terumo Corp.	288,200	7,606,547
Unicharm Corp.	296,300	7,776,511

		101,192,134

Mexico (0.4%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	895,873	5,198,982

Netherlands (0.7%)
Akzo Nobel N.V.	116,627	8,829,232

Panama (0.9%)
Copa Holdings S.A., Class A	107,831	10,887,696

Peru (0.7%)
Credicorp Ltd.	57,357	8,066,115

Russia (0.3%)
Sberbank of Russia (ADR)	814,455	3,574,428

South Korea (2.1%)
LG Chem Ltd.	29,843	6,069,993
NAVER Corp.	8,089	4,881,703
Samsung Electronics Co., Ltd.	11,184	14,497,848

		25,449,544

Spain (0.9%)
Amadeus IT Holding S.A., Class A	256,803	11,012,149

Sweden (1.7%)
Atlas Copco AB, Class A	199,599	6,463,775
Telefonaktiebolaget LM Ericsson, Class B	1,154,652	14,490,710

		20,954,485

Switzerland (11.3%)
Julius Baer Group Ltd.*	247,532	12,411,729

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A. (Registered)	551,544	$41,641,258
Roche Holding AG	138,946	38,313,345
Schindler Holding AG	51,930	8,642,168
Sonova Holding AG (Registered)	52,670	7,304,473
UBS Group AG*	1,554,212	29,168,878

		137,481,851

Taiwan (3.2%)
MediaTek, Inc.	650,000	8,786,287
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,308,266	30,718,086

		39,504,373

Thailand (0.7%)
Kasikornbank PCL (NVDR)	1,139,500	8,003,248

United Kingdom (18.0%)
BG Group plc	953,786	11,716,911
Burberry Group plc	635,426	16,318,929
Capita plc	782,243	12,931,417
Compass Group plc	1,734,327	30,121,509
Croda International plc	224,852	9,127,076
Diageo plc	661,783	18,247,477
HSBC Holdings plc	1,137,915	9,683,859
Intertek Group plc	301,625	11,166,621
Reckitt Benckiser Group plc	244,100	20,920,383
Rolls-Royce Holdings plc*	1,063,399	15,012,662
Standard Chartered plc	678,208	10,981,362
Weir Group plc	446,267	11,253,375
Whitbread plc	236,448	18,375,835
WPP plc	1,012,604	22,964,239

		218,821,655

United States (1.6%)
Mettler-Toledo International, Inc.*	59,531	19,564,863

Total Common Stocks (99.3%) (Cost $915,860,571)		1,209,537,659

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
HSBC USA, Inc.
0.05%, 4/1/11(p)	$1,460,000	1,459,998

Total Short-Term Investments (0.1%) (Cost $1,460,000)		1,459,998

Total Investments (99.4%) (Cost $917,320,571)		1,210,997,657
Other Assets Less Liabilities (0.6%)		7,188,094

Net Assets (100%)		$1,218,185,751

*	Non-income producing.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$153,628,082	12.6%
Consumer Staples	238,577,155	19.6
Energy	29,564,632	2.4
Financials	167,380,331	13.8
Health Care	162,520,884	13.4
Industrials	173,414,200	14.2
Information Technology	171,498,366	14.1
Materials	104,025,315	8.5
Telecommunication Services	8,928,694	0.7
Cash and Other	8,648,092	0.7

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,795,551	$147,832,531	$—	$153,628,082
Consumer Staples	14,162,851	224,414,304	—	238,577,155
Energy	7,294,700	22,269,932	—	29,564,632
Financials	20,994,203	146,386,128	—	167,380,331
Health Care	19,564,863	142,956,021	—	162,520,884
Industrials	40,844,787	132,569,413	—	173,414,200
Information Technology	80,810,287	90,688,079	—	171,498,366
Materials	—	104,025,315	—	104,025,315
Telecommunication Services	—	8,928,694	—	8,928,694
Short-Term Investments	—	1,459,998	—	1,459,998

Total Assets	$189,467,242	$1,021,530,415	$—	$1,210,997,657

Total Liabilities	$—	$—	$—	$—

Total	$189,467,242	$1,021,530,415	$—	$1,210,997,657

(a)	Securities with a market value of $8,574,372 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$331,084,169
Aggregate gross unrealized depreciation	(44,260,811)

Net unrealized appreciation	$286,823,358

Federal income tax cost of investments	$924,174,299

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.5%)
Dana Holding Corp.	165,200	$3,495,632
Gentex Corp.	298,592	5,464,234

		8,959,866

Automobiles (0.2%)
Thor Industries, Inc.	47,230	2,985,408

Distributors (0.5%)
LKQ Corp.*	307,022	7,847,482

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc.*	98,324	1,860,290
DeVry Education Group, Inc.	56,015	1,868,661
Graham Holdings Co., Class B	4,400	4,618,372
Service Corp. International	203,438	5,299,560
Sotheby’s, Inc.	60,158	2,542,277

		16,189,160

Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	62,535	3,849,654
Buffalo Wild Wings, Inc.*	18,700	3,389,188
Cheesecake Factory, Inc.	47,363	2,336,417
Domino’s Pizza, Inc.	56,254	5,656,340
International Game Technology	246,100	4,284,601
International Speedway Corp., Class A	26,181	853,762
Life Time Fitness, Inc.*	36,025	2,556,334
Panera Bread Co., Class A*	25,860	4,137,471
Wendy’s Co.	280,171	3,053,864

		30,117,631

Household Durables (1.8%)
Jarden Corp.*	180,950	9,572,255
KB Home	93,870	1,466,249
M.D.C. Holdings, Inc.	38,697	1,102,865
NVR, Inc.*	3,834	5,094,083
Tempur Sealy International, Inc.*	61,810	3,568,909
Toll Brothers, Inc.*	160,753	6,324,023
Tupperware Brands Corp.	49,255	3,399,580

		30,527,964

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,126	2,260,187

Leisure Products (0.9%)
Brunswick Corp.	92,370	4,752,436
Polaris Industries, Inc.	61,546	8,684,141
Vista Outdoor, Inc.*	64,902	2,779,104

		16,215,681

Media (1.4%)
AMC Networks, Inc., Class A*	58,565	4,488,422
Cinemark Holdings, Inc.	103,604	4,669,432
DreamWorks Animation SKG, Inc., Class A*	70,436	1,704,551
John Wiley & Sons, Inc., Class A	45,840	2,802,658
Live Nation Entertainment, Inc.*	147,100	3,711,333
Meredith Corp.	35,800	1,996,566
New York Times Co., Class A	127,278	1,751,345
Time, Inc.	111,500	2,502,060

		23,626,367

Multiline Retail (0.3%)
Big Lots, Inc.	52,801	2,536,032
J.C. Penney Co., Inc.*	298,854	2,513,362

		5,049,394

Specialty Retail (4.3%)
Aaron’s, Inc.	63,086	1,785,965
Abercrombie & Fitch Co., Class A	68,400	1,507,536
Advance Auto Parts, Inc.	73,728	11,036,344
American Eagle Outfitters, Inc.	178,409	3,047,226
ANN, Inc.*	44,818	1,838,883
Ascena Retail Group, Inc.*	132,400	1,921,124
Cabela’s, Inc.*	48,486	2,714,246
Chico’s FAS, Inc.	156,773	2,773,314
CST Brands, Inc.	76,287	3,343,659
Dick’s Sporting Goods, Inc.	99,186	5,652,610
Foot Locker, Inc.	143,395	9,033,885
Guess?, Inc.	60,691	1,128,246
Murphy USA, Inc.*	42,900	3,104,673
Office Depot, Inc.*	496,900	4,571,480
Rent-A-Center, Inc.	51,174	1,404,215
Signet Jewelers Ltd.	80,889	11,226,584
Williams-Sonoma, Inc.	86,492	6,894,277

		72,984,267

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	53,430	4,940,672
Deckers Outdoor Corp.*	35,200	2,565,024
Kate Spade & Co.*	126,500	4,223,835

		11,729,531

Total Consumer Discretionary		228,492,938

Consumer Staples (3.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,200	2,460,080

Food & Staples Retailing (0.4%)
SUPERVALU, Inc.*	204,399	2,377,160
United Natural Foods, Inc.*	49,434	3,808,395

		6,185,555

Food Products (2.0%)
Dean Foods Co.	91,150	1,506,710
Flowers Foods, Inc.	183,946	4,182,932
Hain Celestial Group, Inc.*	102,800	6,584,340
Ingredion, Inc.	72,243	5,621,950
Lancaster Colony Corp.	18,988	1,807,088
Post Holdings, Inc.*	53,308	2,496,947
Tootsie Roll Industries, Inc.	19,704	668,356
TreeHouse Foods, Inc.*	43,400	3,689,868
WhiteWave Foods Co.*	176,095	7,808,052

		34,366,243

Household Products (1.2%)
Church & Dwight Co., Inc.	131,877	11,264,933
Energizer Holdings, Inc.	62,688	8,654,079

		19,919,012

Personal Products (0.2%)
Avon Products, Inc.	441,400	3,526,786

Total Consumer Staples		66,457,676

Energy (4.2%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.	58,296	1,638,701
Dresser-Rand Group, Inc.*	77,485	6,225,920
Dril-Quip, Inc.*	38,485	2,631,989

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	95,554	$1,429,488
Nabors Industries Ltd.	293,400	4,004,910
Oceaneering International, Inc.	102,796	5,543,788
Oil States International, Inc.*	52,533	2,089,237
Patterson-UTI Energy, Inc.	148,999	2,797,456
Rowan Cos., plc, Class A	126,900	2,247,399
Superior Energy Services, Inc.	149,916	3,349,123
Tidewater, Inc.	47,612	911,294
Unit Corp.*	44,173	1,235,961

		34,105,266

Oil, Gas & Consumable Fuels (2.2%)
California Resources Corp.	302,800	2,304,308
Denbury Resources, Inc.	359,300	2,619,297
Energen Corp.	72,780	4,803,480
Gulfport Energy Corp.*	85,200	3,911,532
HollyFrontier Corp.	197,852	7,967,500
Peabody Energy Corp.	281,700	1,385,964
Rosetta Resources, Inc.*	74,460	1,267,309
SM Energy Co.	68,489	3,539,512
Western Refining, Inc.	72,600	3,585,714
World Fuel Services Corp.	71,800	4,127,064
WPX Energy, Inc.*	207,800	2,271,254

		37,782,934

Total Energy		71,888,200

Financials (22.9%)
Banks (4.7%)
Associated Banc-Corp.	150,079	2,791,469
BancorpSouth, Inc.	87,589	2,033,817
Bank of Hawaii Corp.	44,478	2,722,498
Cathay General Bancorp	75,847	2,157,847
City National Corp./California	47,707	4,249,739
Commerce Bancshares, Inc./Missouri	82,581	3,494,828
Cullen/Frost Bankers, Inc.	54,646	3,774,946
East West Bancorp, Inc.	145,050	5,868,723
First Horizon National Corp.	237,700	3,396,733
First Niagara Financial Group, Inc.	353,074	3,121,174
FirstMerit Corp.	167,923	3,200,612
Fulton Financial Corp.	185,537	2,289,527
Hancock Holding Co.	79,559	2,375,632
International Bancshares Corp.	55,452	1,443,415
PacWest Bancorp	96,300	4,515,507
Prosperity Bancshares, Inc.	61,139	3,208,575
Signature Bank/New York*	50,800	6,582,664
SVB Financial Group*	51,514	6,544,339
Synovus Financial Corp.	134,500	3,767,345
TCF Financial Corp.	162,416	2,553,179
Trustmark Corp.	66,063	1,604,010
Umpqua Holdings Corp.	223,400	3,838,012
Valley National Bancorp	225,500	2,128,720
Webster Financial Corp.	89,772	3,326,053

		80,989,364

Capital Markets (1.9%)
Eaton Vance Corp.	119,775	4,987,431
Federated Investors, Inc., Class B	96,875	3,283,094
Janus Capital Group, Inc.	147,134	2,529,233
Raymond James Financial, Inc.	128,244	7,281,694
SEI Investments Co.	131,580	5,801,362
Stifel Financial Corp.*	65,800	3,668,350
Waddell & Reed Financial, Inc., Class A	84,651	4,193,611

		31,744,775

Consumer Finance (0.2%)
SLM Corp.*	429,200	3,982,976

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	85,045	4,882,008
MSCI, Inc.	113,563	6,962,548

		11,844,556

Insurance (4.5%)
Alleghany Corp.*	16,137	7,858,719
American Financial Group, Inc./Ohio	74,189	4,759,224
Arthur J. Gallagher & Co.	166,286	7,773,870
Aspen Insurance Holdings Ltd.	61,405	2,900,158
Brown & Brown, Inc.	119,341	3,951,381
Everest Reinsurance Group Ltd.	44,820	7,798,680
First American Financial Corp.	109,255	3,898,218
Hanover Insurance Group, Inc.	45,014	3,267,116
HCC Insurance Holdings, Inc.	96,110	5,446,554
Kemper Corp.	48,795	1,901,053
Mercury General Corp.	35,436	2,046,429
Old Republic International Corp.	244,287	3,649,648
Primerica, Inc.	52,400	2,667,160
Reinsurance Group of America, Inc.	69,467	6,473,630
RenaissanceReinsurance Holdings Ltd.	46,300	4,617,499
StanCorp Financial Group, Inc.	41,482	2,845,665
W. R. Berkley Corp.	100,901	5,096,510

		76,951,514

Real Estate Investment Trusts (REITs) (9.7%)
Alexandria Real Estate Equities, Inc. (REIT)	72,721	7,129,567
American Campus Communities, Inc. (REIT)	113,566	4,868,574
BioMed Realty Trust, Inc. (REIT)	203,800	4,618,108
Camden Property Trust (REIT)	87,611	6,845,047
Corporate Office Properties Trust (REIT)	91,102	2,676,577
Corrections Corp. of America (REIT)	115,831	4,663,356
Duke Realty Corp. (REIT)	348,038	7,576,787
Equity One, Inc. (REIT)	76,039	2,029,481
Extra Space Storage, Inc. (REIT)	111,664	7,545,137
Federal Realty Investment Trust (REIT)	69,215	10,189,140
Highwoods Properties, Inc. (REIT)	94,166	4,310,920
Home Properties, Inc. (REIT)	58,585	4,059,355
Hospitality Properties Trust (REIT)	149,098	4,918,743
Kilroy Realty Corp. (REIT)	87,290	6,648,879
Lamar Advertising Co. (REIT), Class A	79,711	4,724,471
LaSalle Hotel Properties (REIT)	114,300	4,441,698
Liberty Property Trust (REIT)	150,529	5,373,885
Mack-Cali Realty Corp. (REIT)	85,848	1,655,149
Mid-America Apartment Communities, Inc. (REIT)	76,100	5,880,247

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	133,740	$5,479,328
Omega Healthcare Investors, Inc. (REIT)	140,191	5,687,549
Potlatch Corp. (REIT)	39,648	1,587,506
Rayonier, Inc. (REIT)	125,685	3,388,468
Realty Income Corp. (REIT)	226,823	11,704,067
Regency Centers Corp. (REIT)	95,069	6,468,495
Senior Housing Properties Trust (REIT)	237,675	5,274,008
Tanger Factory Outlet Centers, Inc. (REIT)	94,100	3,309,497
Taubman Centers, Inc. (REIT)	64,079	4,942,413
UDR, Inc. (REIT)	261,009	8,882,136
Urban Edge Properties (REIT)	89,200	2,114,040
Weingarten Realty Investors (REIT)	111,957	4,028,213
WP GLIMCHER, Inc. (REIT)	187,989	3,126,257

		166,147,098

Real Estate Management & Development (0.6%)
Alexander & Baldwin, Inc.	45,611	1,969,483
Jones Lang LaSalle, Inc.	45,281	7,715,883

		9,685,366

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	446,806	7,475,064
Washington Federal, Inc.	98,433	2,146,332

		9,621,396

Total Financials		390,967,045

Health Care (9.0%)
Biotechnology (0.5%)
United Therapeutics Corp.*	46,584	8,032,712

Health Care Equipment & Supplies (3.5%)
Align Technology, Inc.*	71,900	3,867,142
Cooper Cos., Inc.	48,700	9,127,354
Halyard Health, Inc.*	47,500	2,337,000
Hill-Rom Holdings, Inc.	56,009	2,744,441
Hologic, Inc.*	245,831	8,118,569
IDEXX Laboratories, Inc.*	47,018	7,263,341
ResMed, Inc.	141,698	10,171,082
Sirona Dental Systems, Inc.*	56,170	5,054,738
STERIS Corp.	59,120	4,154,362
Teleflex, Inc.	41,157	4,973,000
Thoratec Corp.*	54,477	2,282,042

		60,093,071

Health Care Providers & Services (2.8%)
Centene Corp.*	119,900	8,475,731
Community Health Systems, Inc.*	118,002	6,169,145
Health Net, Inc.*	76,593	4,633,111
LifePoint Hospitals, Inc.*	43,939	3,227,319
MEDNAX, Inc.*	97,044	7,036,660
Omnicare, Inc.	97,100	7,482,526
Owens & Minor, Inc.	61,898	2,094,628
VCA, Inc.*	82,689	4,533,011
WellCare Health Plans, Inc.*	44,508	4,070,702

		47,722,833

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	170,000	2,033,200
HMS Holdings Corp.*	84,800	1,310,160

		3,343,360

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	20,984	2,836,617
Bio-Techne Corp.	37,641	3,775,016
Charles River Laboratories International, Inc.*	47,950	3,801,956
Mettler-Toledo International, Inc.*	28,322	9,308,025

		19,721,614

Pharmaceuticals (0.9%)
Akorn, Inc.*	75,500	3,587,005
Salix Pharmaceuticals Ltd.*	64,273	11,107,017

		14,694,022

Total Health Care		153,607,612

Industrials (15.5%)
Aerospace & Defense (2.1%)
B/E Aerospace, Inc.	107,000	6,807,340
Esterline Technologies Corp.*	31,661	3,622,652
Exelis, Inc.	188,838	4,601,982
Huntington Ingalls Industries, Inc.	48,800	6,839,320
KLX, Inc.*	51,250	1,975,175
Orbital ATK, Inc.	60,021	4,599,409
Teledyne Technologies, Inc.*	35,800	3,820,934
Triumph Group, Inc.	49,801	2,974,116

		35,240,928

Airlines (0.8%)
Alaska Air Group, Inc.	132,440	8,764,879
JetBlue Airways Corp.*	264,156	5,085,003

		13,849,882

Building Products (1.0%)
A.O. Smith Corp.	76,000	4,990,160
Fortune Brands Home & Security, Inc.	160,191	7,605,869
Lennox International, Inc.	41,664	4,653,452

		17,249,481

Commercial Services & Supplies (1.7%)
Clean Harbors, Inc.*	53,616	3,044,316
Copart, Inc.*	113,118	4,249,843
Deluxe Corp.	50,645	3,508,686
Herman Miller, Inc.	60,966	1,692,416
HNI Corp.	43,948	2,424,611
MSA Safety, Inc.	32,277	1,609,977
R.R. Donnelley & Sons Co.	198,321	3,805,780
Rollins, Inc.	94,830	2,345,146
Waste Connections, Inc.	123,272	5,934,314

		28,615,089

Construction & Engineering (0.5%)
AECOM*	157,401	4,851,099
Granite Construction, Inc.	34,793	1,222,626
KBR, Inc.	141,361	2,046,907

		8,120,632

Electrical Equipment (1.0%)
Acuity Brands, Inc.	43,790	7,363,726
Hubbell, Inc., Class B	53,907	5,909,285
Regal-Beloit Corp.	45,329	3,622,694

		16,895,705

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	65,834	6,098,203

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.5%)
AGCO Corp.	82,298	$3,920,677
CLARCOR, Inc.	50,948	3,365,625
Crane Co.	48,210	3,008,786
Donaldson Co., Inc.	128,499	4,845,697
Graco, Inc.	59,775	4,313,364
Harsco Corp.	78,067	1,347,436
IDEX Corp.	78,798	5,975,252
ITT Corp.	91,280	3,642,985
Kennametal, Inc.	79,060	2,663,531
Lincoln Electric Holdings, Inc.	78,541	5,135,796
Nordson Corp.	58,383	4,573,724
Oshkosh Corp.	77,921	3,801,766
SPX Corp.	40,409	3,430,724
Terex Corp.	105,952	2,817,264
Timken Co.	73,375	3,092,022
Trinity Industries, Inc.	157,392	5,588,990
Valmont Industries, Inc.	23,937	2,941,379
Wabtec Corp.	97,206	9,235,542
Woodward, Inc.	58,785	2,998,623

		76,699,183

Marine (0.2%)
Kirby Corp.*	56,777	4,261,114

Professional Services (1.2%)
Corporate Executive Board Co.	32,888	2,626,436
FTI Consulting, Inc.*	40,557	1,519,265
ManpowerGroup, Inc.	79,116	6,815,844
Towers Watson & Co., Class A	70,223	9,282,427

		20,243,972

Road & Rail (1.5%)
Con-way, Inc.	57,976	2,558,481
Genesee & Wyoming, Inc., Class A*	51,847	5,000,125
J.B. Hunt Transport Services, Inc.	92,845	7,928,499
Landstar System, Inc.	45,467	3,014,462
Old Dominion Freight Line, Inc.*	67,600	5,225,480
Werner Enterprises, Inc.	43,826	1,376,574

		25,103,621

Trading Companies & Distributors (0.7%)
GATX Corp.	43,416	2,517,260
MSC Industrial Direct Co., Inc., Class A	51,454	3,714,979
NOW, Inc.*	109,200	2,363,088
Watsco, Inc.	27,723	3,484,781

		12,080,108

Total Industrials		264,457,918

Information Technology (16.5%)
Communications Equipment (1.1%)
ARRIS Group, Inc.*	133,800	3,866,151
Ciena Corp.*	106,783	2,061,980
InterDigital, Inc.	36,836	1,869,059
JDS Uniphase Corp.*	236,300	3,100,256
Plantronics, Inc.	42,970	2,275,261
Polycom, Inc.*	133,085	1,783,339
Riverbed Technology, Inc.*	152,813	3,195,320

		18,151,366

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	96,655	5,910,453
Avnet, Inc.	136,062	6,054,759
Belden, Inc.	42,000	3,929,520
Cognex Corp.*	86,600	4,294,494
FEI Co.	42,500	3,244,450
Ingram Micro, Inc., Class A*	155,279	3,900,609
IPG Photonics Corp.*	35,400	3,281,580
Itron, Inc.*	37,551	1,370,987
Jabil Circuit, Inc.	195,700	4,575,466
Keysight Technologies, Inc.*	170,200	6,322,930
Knowles Corp.*	82,400	1,587,848
National Instruments Corp.	102,729	3,291,437
Tech Data Corp.*	37,307	2,155,225
Trimble Navigation Ltd.*	261,770	6,596,604
Vishay Intertechnology, Inc.	136,320	1,883,942
Zebra Technologies Corp., Class A*	50,608	4,590,905

		62,991,209

Internet Software & Services (0.5%)
AOL, Inc.*	79,600	3,152,956
Rackspace Hosting, Inc.*	116,914	6,031,593

		9,184,549

IT Services (3.2%)
Acxiom Corp.*	75,471	1,395,459
Broadridge Financial Solutions, Inc.	122,088	6,716,061
Convergys Corp.	97,964	2,240,437
CoreLogic, Inc.*	88,403	3,117,974
DST Systems, Inc.	28,878	3,197,083
Gartner, Inc.*	87,289	7,319,183
Global Payments, Inc.	67,143	6,155,670
Jack Henry & Associates, Inc.	82,707	5,780,392
Leidos Holdings, Inc.	61,450	2,578,442
MAXIMUS, Inc.	66,700	4,452,892
NeuStar, Inc., Class A*	53,595	1,319,509
Science Applications International Corp.	40,028	2,055,438
VeriFone Systems, Inc.*	115,262	4,021,491
WEX, Inc.*	39,287	4,217,852

		54,567,883

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	631,100	1,691,348
Atmel Corp.	422,173	3,474,484
Cree, Inc.*	113,052	4,012,215
Cypress Semiconductor Corp.*	321,600	4,537,776
Fairchild Semiconductor International, Inc.*	114,524	2,082,046
Integrated Device Technology, Inc.*	146,641	2,935,753
Intersil Corp., Class A	128,442	1,839,289
Qorvo, Inc.*	149,664	11,928,221
Semtech Corp.*	66,240	1,764,965
Silicon Laboratories, Inc.*	39,550	2,007,954
SunEdison, Inc.*	254,664	6,111,936
Teradyne, Inc.	220,600	4,158,310

		46,544,297

Software (4.6%)
ACI Worldwide, Inc.*	118,040	2,556,746
Advent Software, Inc.	44,142	1,947,104
ANSYS, Inc.*	91,123	8,036,137
Cadence Design Systems, Inc.*	295,580	5,450,495
CDK Global, Inc.	162,400	7,593,824
CommVault Systems, Inc.*	43,140	1,885,218
FactSet Research Systems, Inc.	39,220	6,243,824
Fair Isaac Corp.	31,684	2,811,005

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	143,480	$5,014,626
Informatica Corp.*	110,703	4,854,880
Mentor Graphics Corp.	97,586	2,344,992
PTC, Inc.*	116,447	4,211,888
Rovi Corp.*	92,606	1,686,355
SolarWinds, Inc.*	65,600	3,361,344
Solera Holdings, Inc.	66,784	3,450,061
Synopsys, Inc.*	153,859	7,126,749
Tyler Technologies, Inc.*	34,000	4,098,020
Ultimate Software Group, Inc.*	28,900	4,911,700

		77,584,968

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	103,820	2,846,745
Diebold, Inc.	65,963	2,339,048
Lexmark International, Inc., Class A	59,994	2,540,146
NCR Corp.*	167,330	4,937,908

		12,663,847

Total Information Technology		281,688,119

Materials (7.3%)
Chemicals (3.1%)
Albemarle Corp.	113,345	5,989,150
Ashland, Inc.	64,280	8,183,487
Cabot Corp.	62,845	2,828,025
Cytec Industries, Inc.	71,524	3,865,157
Minerals Technologies, Inc.	35,389	2,586,936
NewMarket Corp.	10,718	5,121,060
Olin Corp.	76,182	2,440,871
PolyOne Corp.	89,300	3,335,355
RPM International, Inc.	135,132	6,484,985
Scotts Miracle-Gro Co., Class A	44,365	2,979,997
Sensient Technologies Corp.	48,302	3,327,042
Valspar Corp.	75,675	6,358,970

		53,501,035

Construction Materials (0.3%)
Eagle Materials, Inc.	50,054	4,182,512

Containers & Packaging (2.0%)
AptarGroup, Inc.	63,480	4,032,250
Bemis Co., Inc.	99,300	4,598,583
Greif, Inc., Class A	34,890	1,370,130
Packaging Corp. of America	99,329	7,766,534
Rock-Tenn Co., Class A	141,156	9,104,562
Silgan Holdings, Inc.	42,471	2,468,839
Sonoco Products Co.	101,912	4,632,920

		33,973,818

Metals & Mining (1.6%)
Carpenter Technology Corp.	51,696	2,009,941
Cliffs Natural Resources, Inc.	148,900	716,209
Commercial Metals Co.	115,663	1,872,584
Compass Minerals International, Inc.	33,469	3,119,646
Reliance Steel & Aluminum Co.	77,631	4,741,701
Royal Gold, Inc.	66,005	4,165,576
Steel Dynamics, Inc.	244,423	4,912,902
TimkenSteel Corp.	37,787	1,000,222
United States Steel Corp.	147,800	3,606,320
Worthington Industries, Inc.	49,010	1,304,156

		27,449,257

Paper & Forest Products (0.3%)
Domtar Corp.	63,630	2,940,978
Louisiana-Pacific Corp.*	138,966	2,294,329

		5,235,307

Total Materials		124,341,929

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	96,385	2,399,986

Total Telecommunication Services		2,399,986

Utilities (4.4%)
Electric Utilities (1.6%)
Cleco Corp.	60,218	3,283,085
Great Plains Energy, Inc.	156,211	4,167,709
Hawaiian Electric Industries, Inc.	101,763	3,268,628
IDACORP, Inc.	49,509	3,112,631
OGE Energy Corp.	201,549	6,370,964
PNM Resources, Inc.	78,415	2,289,718
Westar Energy, Inc.	133,682	5,181,514

		27,674,249

Gas Utilities (1.5%)
Atmos Energy Corp.	101,956	5,638,167
National Fuel Gas Co.	83,670	5,047,811
ONE Gas, Inc.	52,200	2,256,606
Questar Corp.	174,430	4,161,900
UGI Corp.	174,655	5,692,006
WGL Holdings, Inc.	49,020	2,764,728

		25,561,218

Multi-Utilities (1.0%)
Alliant Energy Corp.	112,033	7,058,079
Black Hills Corp.	45,562	2,298,147
MDU Resources Group, Inc.	193,261	4,124,190
Vectren Corp.	81,742	3,608,092

		17,088,508

Water Utilities (0.3%)
Aqua America, Inc.	175,630	4,627,851

Total Utilities		74,951,826

Total Common Stocks (97.2%) (Cost $900,057,593)		1,659,253,249

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.01%, 4/23/15#(p)	$1,815,000	1,814,989
0.02%, 6/4/15#(p)	320,000	319,986

Total Government Securities		2,134,975

Total Short-Term Investments (0.1%) (Cost $2,134,983)		2,134,975

Total Investments (97.3%) (Cost $902,192,576)		1,661,388,224
Other Assets Less Liabilities (2.7%)		45,781,698

Net Assets (100%)		$1,707,169,922

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,134,975.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	302	June-15	$45,102,163	$45,897,960	$795,797

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$228,492,938	$—	$—	$228,492,938
Consumer Staples	66,457,676	—	—	66,457,676
Energy	71,888,200	—	—	71,888,200
Financials	390,967,045	—	—	390,967,045
Health Care	153,607,612	—	—	153,607,612
Industrials	264,457,918	—	—	264,457,918
Information Technology	281,688,119	—	—	281,688,119
Materials	124,341,929	—	—	124,341,929
Telecommunication Services	2,399,986	—	—	2,399,986
Utilities	74,951,826	—	—	74,951,826
Futures	795,797	—	—	795,797
Short-Term Investments	—	2,134,975	—	2,134,975

Total Assets	$1,660,049,046	$2,134,975	$—	$1,662,184,021

Total Liabilities	$—	$—	$—	$—

Total	$1,660,049,046	$2,134,975	$—	$1,662,184,021

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$792,329,520
Aggregate gross unrealized depreciation	(33,881,896)

Net unrealized appreciation	$758,447,624

Federal income tax cost of investments	$902,940,600

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (6.2%)
Bank of Montreal/Illinois
0.12%, 5/11/15	$45,000,000	$45,000,000
Mizuho Bank Ltd./New York
0.24%, 5/6/15	25,000,000	25,000,000

Total Certificates of Deposit		70,000,000

Commercial Paper (51.0%)
Apple, Inc.
0.06%, 4/13/15(n)(p)	45,000,000	44,998,950
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.23%, 6/5/15(p)	40,000,000	39,983,389
Chevron Corp.
0.13%, 4/27/15(n)(p)	40,000,000	39,996,244
Commonwealth Bank of Australia
0.15%, 6/5/15(n)(p)	40,000,000	39,989,167
Emerson Electric Co.
0.16%, 4/13/15(n)(p)	45,000,000	44,997,450
Exxon Mobil Corp.
0.13%, 4/21/15(p)	40,000,000	39,996,889
General Electric Co.
0.00%, 4/1/15(p)	50,000,000	50,000,000
HSBC USA, Inc.
0.00%, 4/1/11(p)	30,000,000	30,000,000
MetLife Short Term Funding LLC
0.15%, 6/1/15(n)(p)	40,000,000	39,989,833
Procter & Gamble Co.
0.11%, 5/18/15(n)(p)	45,000,000	44,993,537
State Street Corp.
0.18%, 6/15/15(p)	45,000,000	44,983,125
Sumitomo Mitsui Banking Corp.
0.24%, 5/26/15(n)(p)	44,000,000	43,983,867
Sumitomo Mitsui Trust Bank Ltd./ New York
0.22%, 6/3/15(n)(p)	40,000,000	39,984,600
Toyota Motor Credit Corp.
0.14%, 5/6/15(p)	30,000,000	29,995,917

Total Commercial Paper		573,892,968

Government Securities (33.8%)
Federal Home Loan Bank
0.07%, 5/15/15(o)(p)	50,000,000	49,995,722
Federal Home Loan Mortgage Corp.
0.05%, 6/1/15(o)(p)	50,000,000	49,995,976
U.S. Treasury Bills
0.02%, 4/2/15(p)	100,000,000	99,999,917
0.05%, 5/7/15(p)	80,000,000	79,996,050
0.05%, 5/14/15(p)	100,000,000	99,993,430

Total Government Securities		379,981,095

Time Deposits (8.9%)
Canadian Imperial Bank of Commerce
0.03%, 4/1/15	50,000,000	50,000,000
Royal Bank of Canada
0.03%, 4/1/15	50,000,000	50,000,000

Total Time Deposits		100,000,000

Total Investments (99.9%) (Amortized Cost $1,123,874,063)		1,123,874,063
Other Assets Less Liabilities (0.1%)		1,258,369

Net Assets (100%)		$1,125,132,432

Federal Income Tax Cost of Investments		$1,123,874,063

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2015.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,123,874,063	$—	$1,123,874,063

Total Assets	$—	$1,123,874,063	$—	$1,123,874,063

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,123,874,063	$—	$1,123,874,063

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Automobiles (3.1%)
Tesla Motors, Inc.*	174,631	$32,965,094

Hotels, Restaurants & Leisure (5.1%)
Chipotle Mexican Grill, Inc.*	7,708	5,014,362
Dunkin’ Brands Group, Inc.	542,822	25,816,614
Panera Bread Co., Class A*	140,462	22,473,218

		53,304,194

Internet & Catalog Retail (3.9%)
Groupon, Inc.*	871,210	6,281,424
TripAdvisor, Inc.*	143,993	11,975,898
Vipshop Holdings Ltd. (ADR)*	420,095	12,367,597
Zalando SE*§	228,352	5,711,327
zulily, Inc., Class A*	382,872	4,973,507

		41,309,753

Textiles, Apparel & Luxury Goods (4.2%)
lululemon athletica, Inc.*	229,679	14,704,050
Michael Kors Holdings Ltd.*	355,420	23,368,865
Under Armour, Inc., Class A*	79,970	6,457,577

		44,530,492

Total Consumer Discretionary		172,109,533

Consumer Staples (7.3%)
Beverages (1.3%)
Monster Beverage Corp.*	95,212	13,176,865

Food Products (6.0%)
Keurig Green Mountain, Inc.	223,097	24,926,627
Mead Johnson Nutrition Co.	387,162	38,921,396

		63,848,023

Total Consumer Staples		77,024,888

Financials (6.3%)
Diversified Financial Services (6.3%)
McGraw Hill Financial, Inc.	321,006	33,192,021
MSCI, Inc.	542,098	33,236,028

Total Financials		66,428,049

Health Care (21.6%)
Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc.*	59,372	6,199,624
Intercept Pharmaceuticals, Inc.*	7,206	2,032,236
Ironwood Pharmaceuticals, Inc.*	509,606	8,153,696
Pharmacyclics, Inc.*	26,822	6,865,091
Seattle Genetics, Inc.*	74,867	2,646,549

		25,897,196

Health Care Equipment & Supplies (4.7%)
Intuitive Surgical, Inc.*	98,096	49,541,423

Health Care Technology (2.9%)
athenahealth, Inc.*	255,720	30,530,411

Life Sciences Tools & Services (5.5%)
Illumina, Inc.*	313,914	58,274,995

Pharmaceuticals (6.1%)
Endo International plc*	402,507	36,104,878
Zoetis, Inc.	603,598	27,940,551

		64,045,429

Total Health Care		228,289,454

Industrials (8.3%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.	50,670	11,082,542

Commercial Services & Supplies (1.1%)
Stericycle, Inc.*	84,249	11,831,087

Electrical Equipment (0.5%)
SolarCity Corp.*	101,145	5,186,716

Machinery (1.0%)
Colfax Corp.*	222,839	10,636,105

Professional Services (4.7%)
IHS, Inc., Class A*	196,184	22,317,892
Verisk Analytics, Inc., Class A*	382,505	27,310,857

		49,628,749

Total Industrials		88,365,199

Information Technology (36.1%)
Communications Equipment (1.2%)
Palo Alto Networks, Inc.*	88,764	12,966,645

Internet Software & Services (16.3%)
Autohome, Inc. (ADR)*	246,128	10,822,248
LendingClub Corp.*	162,736	3,197,762
LinkedIn Corp., Class A*	205,178	51,265,775
MercadoLibre, Inc.	60,450	7,406,334
Pandora Media, Inc.*	521,926	8,460,420
Twitter, Inc.*	1,047,500	52,458,800
Yelp, Inc.*	126,229	5,976,943
Youku Tudou, Inc. (ADR)*	508,309	6,353,863
Zillow Group, Inc., Class A*	262,025	26,281,108

		172,223,253

IT Services (4.9%)
FleetCor Technologies, Inc.*	171,602	25,898,174
Gartner, Inc.*	302,847	25,393,721

		51,291,895

Software (13.1%)
FireEye, Inc.*	574,249	22,539,273
NetSuite, Inc.*	97,840	9,075,638
ServiceNow, Inc.*	363,873	28,665,915
Splunk, Inc.*	541,311	32,045,611
Tableau Software, Inc., Class A*	111,757	10,339,758
Workday, Inc., Class A*	382,576	32,293,240
Zynga, Inc., Class A*	1,356,257	3,865,333

		138,824,768

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	149,878	4,109,655
Stratasys Ltd.*	52,104	2,750,049

		6,859,704

Total Information Technology		382,166,265

Total Common Stocks (95.9%) (Cost $782,941,748)		1,014,383,388

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%*†	1,405,653	$—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (95.9%) (Cost $786,455,879)		1,014,383,388
Other Assets Less Liabilities (4.1%)		43,495,425

Net Assets (100%)		$1,057,878,813

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $5,711,327 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$166,398,206	$5,711,327	$—		$172,109,533
Consumer Staples	77,024,888	—	—		77,024,888
Financials	66,428,049	—	—		66,428,049
Health Care	228,289,454	—	—		228,289,454
Industrials	88,365,199	—	—		88,365,199
Information Technology	382,166,265	—	—		382,166,265
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—

Total Assets	$1,008,672,061	$5,711,327	$—		$1,014,383,388

Total Liabilities	$—	$—	$—		$—

Total	$1,008,672,061	$5,711,327	$—		$1,014,383,388

(a)	Value is zero.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,328,235
Aggregate gross unrealized depreciation	(94,409,222)

Net unrealized appreciation	$227,919,013

Federal income tax cost of investments	$786,464,375

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.6%)
Ambev S.A. (ADR)	160,250	$923,040
BM&F Bovespa S.A.	240,700	839,401
Embraer S.A. (ADR)	43,486	1,337,194
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	94,631	1,046,619
Vale S.A. (ADR)	46,760	264,194

		4,410,448

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	8,954	155,352

China (0.8%)
JD.com, Inc. (ADR)*	32,110	943,392
Qihoo 360 Technology Co., Ltd. (ADR)*	9,210	471,552

		1,414,944

Denmark (0.4%)
FLSmidth & Co. A/S	15,113	680,326

France (6.9%)
Airbus Group N.V.	55,129	3,582,307
Kering	11,434	2,234,924
LVMH Moet Hennessy Louis Vuitton SE	17,151	3,026,843
Societe Generale S.A.	29,634	1,432,727
Technip S.A.	26,581	1,611,001

		11,887,802

Germany (9.7%)
Allianz SE (Registered)	16,584	2,881,665
Bayer AG (Registered)	18,877	2,836,368
Bayerische Motoren Werke (BMW) AG (Preference)(q)	35,458	3,283,291
Deutsche Bank AG (Registered)	41,768	1,453,193
Linde AG	8,855	1,805,261
SAP SE	40,202	2,919,293
Siemens AG (Registered)	13,689	1,482,034

		16,661,105

India (3.1%)
DLF Ltd.	705,239	1,782,473
ICICI Bank Ltd. (ADR)	244,865	2,536,801
Zee Entertainment Enterprises Ltd.	177,644	968,953

		5,288,227

Ireland (0.7%)
Shire plc	15,088	1,199,803

Italy (1.5%)
Brunello Cucinelli S.p.A.	6,699	117,874
Gtech S.p.A.	43,669	865,880
Prysmian S.p.A.	30,448	627,258
Tod’s S.p.A.	9,770	886,612

		2,497,624

Japan (11.2%)
Dai-ichi Life Insurance Co., Ltd.	125,063	1,816,941
FANUC Corp.	6,382	1,394,637
KDDI Corp.	124,347	2,817,222
Keyence Corp.	5,589	3,052,763
Kyocera Corp.	36,840	2,021,921
Murata Manufacturing Co., Ltd.	28,717	3,956,336
Nidec Corp.	33,664	2,238,770
Seibu Holdings, Inc.	13,500	349,120
Sumitomo Mitsui Financial Group, Inc.	38,544	1,476,978

		19,124,688

Mexico (0.7%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)*	13,382	1,251,217

Russia (0.3%)
Alrosa AO†	385,100	476,143

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria S.A.	192,076	1,938,409
Inditex S.A.	89,675	2,875,171
Repsol S.A.	55,392	1,030,149

		5,843,729

Sweden (4.0%)
Assa Abloy AB, Class B	43,885	2,615,600
Telefonaktiebolaget LM Ericsson, Class B	332,784	4,176,390

		6,791,990

Switzerland (4.9%)
Credit Suisse Group AG (Registered)*	74,919	2,016,949
Nestle S.A. (Registered)	22,257	1,680,391
Roche Holding AG	5,506	1,518,239
UBS Group AG*	166,627	3,127,194

		8,342,773

United Kingdom (4.1%)
Circassia Pharmaceuticals plc*	178,670	741,607
Earthport plc*	366,430	238,589
Prudential plc	126,838	3,140,535
Unilever plc	67,778	2,826,906

		6,947,637

United States (43.4%)
3M Co.	14,997	2,473,755
ACADIA Pharmaceuticals, Inc.*	29,170	950,650
Adobe Systems, Inc.*	37,690	2,786,799
Aetna, Inc.	32,082	3,417,695
Altera Corp.	88,917	3,815,428
Anthem, Inc.	21,935	3,386,983
Biogen, Inc.*	4,490	1,895,858
BioMarin Pharmaceutical, Inc.*	12,580	1,567,720
Bluebird Bio, Inc.*	4,620	557,957
Celldex Therapeutics, Inc.*	69,490	1,936,686
Citigroup, Inc.	62,996	3,245,554
Clovis Oncology, Inc.*	13,020	966,475
Colgate-Palmolive Co.	47,463	3,291,084
eBay, Inc.*	63,407	3,657,316
Emerson Electric Co.	22,678	1,284,028
Facebook, Inc., Class A*	30,935	2,543,321
FNF Group	35,648	1,310,421
Gilead Sciences, Inc.*	21,615	2,121,080
Goldman Sachs Group, Inc.	13,338	2,507,144
Google, Inc., Class A*	4,657	2,583,238
Google, Inc., Class C*	4,207	2,305,436
Intuit, Inc.	30,935	2,999,458
Maxim Integrated Products, Inc.	84,879	2,954,638
McDonald’s Corp.	12,630	1,230,667
McGraw Hill Financial, Inc.	45,254	4,679,264
Medivation, Inc.*	6,603	852,249
St. Jude Medical, Inc.	16,142	1,055,687
Theravance, Inc.	37,274	585,947
Tiffany & Co.	24,432	2,150,260
United Parcel Service, Inc., Class B	18,788	1,821,309
Vertex Pharmaceuticals, Inc.*	14,468	1,706,790

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co.	32,957	$3,456,860
Zimmer Holdings, Inc.	16,896	1,985,618

		74,083,375

Total Common Stocks (97.8%) (Cost $116,488,054)		167,057,183

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%(b)
(Cost $—)	3,575,691	46,852

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 4/7/15* (Cost $—)	192,076	27,675

Total Investments (97.8%) (Cost $116,488,054)		167,131,710
Other Assets Less Liabilities (2.2%)		3,682,317

Net Assets (100%)		$170,814,027

*	Non-income producing.

†	Security (totaling $476,143 or 0.3% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$22,087,579	12.9%
Consumer Staples	9,972,638	5.8
Energy	2,641,150	1.6
Financials	37,259,943	21.8
Health Care	29,438,764	17.2
Industrials	19,886,338	11.6
Information Technology	40,482,478	23.7
Materials	2,545,598	1.5
Telecommunication Services	2,817,222	1.7
Cash and Other	3,682,317	2.2

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,781,179	$14,259,548	$—	$22,040,727
Consumer Staples	5,465,341	4,507,297	—	9,972,638
Energy	—	2,641,150	—	2,641,150
Financials	16,165,204	21,067,064	—	37,232,268
Health Care	23,142,747	6,296,017	—	29,438,764
Industrials	6,916,286	12,970,052	—	19,886,338
Information Technology	24,117,186	16,365,292	—	40,482,478
Materials	264,194	1,805,261	476,143	2,545,598
Telecommunication Services	—	2,817,222	—	2,817,222
Preferred Stocks
Consumer Discretionary	—	46,852	—	46,852
Rights
Financials	—	27,675	—	27,675

Total Assets	$83,852,137	$82,803,430	$476,143	$167,131,710

Total Liabilities	$—	$—	$—	$—

Total	$83,852,137	$82,803,430	$476,143	$167,131,710

(a)	A security with a market value of $839,401 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,124,126
Aggregate gross unrealized depreciation	(3,087,356)

Net unrealized appreciation	$50,036,770

Federal income tax cost of investments	$117,094,940

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.5%)
Asset-Backed Securities (3.0%)
ALM IV Ltd.,
Series 2011-4A A
1.493%, 7/18/22(l)§		$236,214	$236,068
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.224%, 9/25/34(l)		182,262	172,243
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.331%, 5/25/36(l)		52,967	50,621
Series 2006-NC1 A1
0.341%, 4/25/36(l)		83,993	78,605
Series 2007-CH2 AV1
0.334%, 1/25/37(l)		77,089	72,908
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.029%, 11/25/34(l)		62,340	59,963
RAAC Trust,
Series 2007-SP3 A1
1.374%, 9/25/47(l)		76,504	74,418
RAMP Trust,
Series 2006-RZ4 A2
0.354%, 10/25/36(l)		211,706	208,198
Structured Asset Securities Corp.,
Series 2007-WF2 A1
1.174%, 8/25/37(l)		68,691	61,255
Symphony CLO VIII LP,
Series 2012-8AR AR
1.352%, 1/9/23(l)§		250,000	249,753
Voya CLO Ltd.,
Series 2012-2AR AR
1.570%, 10/15/22(b)(l)§		100,000	100,000

			1,364,032

Non-Agency CMO (0.5%)
Hercules Eclipse plc,
Series 2006-4 A
0.805%, 10/25/18(l)(m)	GBP	62,329	91,354
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.471%, 4/25/35(l)		$90,640	89,367
Lehman Mortgage Trust,
Series 2005-3 4A1
5.451%, 1/25/36(l)		56,127	52,353

			233,074

Total Asset-Backed and Mortgage-Backed Securities			1,597,106

Corporate Bonds (6.8%)
Consumer Discretionary (0.8%)
Media (0.8%)
DISH DBS Corp.
7.125%, 2/1/16		$200,000	207,740
Reed Elsevier Investments plc
5.625%, 10/20/16	GBP	100,000	158,305

Total Consumer Discretionary			366,045

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Petrobras Global Finance B.V.
2.631%, 3/17/17(l)		$200,000	184,000
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	212,000

Total Energy			396,000

Financials (2.6%)
Banks (1.7%)
Banca Monte dei Paschi di Siena S.p.A.
3.625%, 4/1/19(m)	EUR	200,000	223,670
Banco Popular Espanol S.A.
11.500%, 10/10/18(l)(m)		100,000	125,401
Bank of America Corp.
5.750%, 12/1/17		$100,000	110,017
2.600%, 1/15/19		100,000	101,736
JPMorgan Chase & Co.
0.806%, 4/25/18(l)		200,000	199,582

			760,406

Consumer Finance (0.7%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	100,880
5.500%, 2/15/17		200,000	208,640

			309,520

Real Estate Management & Development (0.2%)
Deutsche Annington Finance B.V.
3.200%, 10/2/17(b)(m)		100,000	102,909

Total Financials			1,172,835

Health Care (2.0%)
Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.
4.375%, 3/15/35§		100,000	108,392
Zimmer Holdings, Inc.
2.000%, 4/1/18		400,000	402,840

			511,232

Pharmaceuticals (0.9%)
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,757
1.348%, 3/12/18(l)		100,000	100,591
2.350%, 3/12/18		100,000	101,272
3.450%, 3/15/22		100,000	102,250

			404,870

Total Health Care			916,102

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
Altice Financing S.A.
5.250%, 2/15/23§	EUR	200,000	227,168

Total Telecommunication Services			227,168

Total Corporate Bonds			3,078,150

Government Securities (117.1%)
Foreign Governments (60.6%)
Australia Government Bond
1.250% 2/21/22(m)	AUD	100,000	88,179
3.000% 9/20/25(m)		200,000	227,756
Autonomous Community of Catalonia
4.750% 6/4/18	EUR	100,000	118,350
Autonomous Community of Valencia Spain
4.375% 7/16/15		100,000	108,116
Canadian Government Bond
4.250% 12/1/21	CAD	149,841	160,221

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
1.500% 12/1/44	CAD	139,991	$151,392
Denmark Government Bond
0.100% 11/15/23	DKK	3,501,762	549,243
Deutsche Bundesrepublik Inflation Linked Bond
0.750% 4/15/18	EUR	448,825	508,819
0.100% 4/15/23		274,577	325,374
France Government Bond OAT
1.000% 7/25/17		112,035	127,082
0.250% 7/25/18		4,085,600	4,617,701
0.100% 7/25/21		399,396	460,740
1.100% 7/25/22		486,883	606,824
0.250% 7/25/24		1,447,115	1,729,832
0.700% 7/25/30(m)		196,976	261,717
Italy Buoni Poliennali Del Tesoro
2.250% 4/22/17(m)		604,748	677,885
1.700% 9/15/18		99,290	115,512
2.350% 9/15/19(m)		97,829	118,599
2.350% 9/15/24(m)		2,003,630	2,633,844
2.550% 9/15/41(m)		320,124	510,355
Mexican Udibonos
4.500% 12/4/25	MXN	7,540,121	561,408
4.500% 11/22/35		1,590,407	121,189
4.000% 11/15/40		467,580	33,172
4.000% 11/8/46		3,011,171	215,718
New Zealand Government Bond
3.000% 4/15/20(m)	NZD	100,000	74,184
2.000% 9/20/25(m)		600,000	473,547
2.500% 9/20/35(b)(m)		100,000	82,838
Province of Ontario
3.450% 6/2/45	CAD	100,000	88,861
Republic of Greece
5.250% 2/1/16	JPY	10,500,000	59,951
Republic of Sweden
0.250% 6/1/22	SEK	748,898	97,394
Spain Government Bond
3.800% 4/30/24(m)	EUR	200,000	263,959
United Kingdom Gilt
0.125% 3/22/24(m)	GBP	2,907,798	4,784,929
1.250% 11/22/32(m)		841,012	1,773,227
0.625% 11/22/42(m)		18,031	39,670
0.125% 3/22/44(m)		618,422	1,219,447
0.250% 3/22/52(m)		422,060	937,529
0.125% 3/22/58(m)		972,149	2,204,402
0.375% 3/22/62(m)		37,905	98,447
0.125% 3/22/68(m)		143,196	362,528

			27,589,941

U.S. Treasuries (56.5%)
U.S. Treasury Bonds
2.375% 1/15/25 TIPS(z)		$495,940	601,383
2.000% 1/15/26 TIPS(z)		1,271,700	1,508,194
1.750% 1/15/28 TIPS(z)		1,662,199	1,945,149
3.875% 4/15/29 TIPS		284,326	417,945
2.125% 2/15/41 TIPS		288,144	388,201
0.750% 2/15/42 TIPS		103,428	104,611
1.375% 2/15/44 TIPS(z)		1,845,115	2,169,032
2.500% 2/15/45		200,000	198,207
U.S. Treasury Notes
1.875% 7/15/15 TIPS		240,304	244,022
2.000% 1/15/16 TIPS		706,500	724,339
0.125% 4/15/16 TIPS(z)		2,117,580	2,137,557
0.125% 4/15/17 TIPS		277,817	282,734
2.625% 7/15/17 TIPS		563,810	612,066
0.125% 4/15/18 TIPS#(z)		1,718,734	1,753,472
0.125% 4/15/19 TIPS(z)		5,485,645	5,592,542
1.125% 1/15/21 TIPS		32,051	34,417
2.250% 4/30/21		100,000	103,768
0.125% 1/15/22 TIPS		72,280	72,901
0.125% 7/15/22 TIPS		711,396	718,928
0.125% 1/15/23 TIPS		1,230,188	1,235,270
0.375% 7/15/23 TIPS		903,825	926,966
0.625% 1/15/24 TIPS		600,966	626,247
0.125% 7/15/24 TIPS		1,082,675	1,083,053
0.250% 1/15/25		1,480,065	1,491,872
0.750% 2/15/45		694,722	706,575

			25,679,451

Total Government Securities			53,269,392

Total Long-Term Debt Securities (127.4%) (Cost $58,450,557)			57,944,648

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.6%)
Banco Bilbao Vizcaya Argentaria/New York
1.01%, 10/23/15(p)		$250,000	249,804

Government Securities (0.2%)
Hellenic Republic Treasury Bills
22.20%, 4/14/15(p)	EUR	100,000	106,604

Total Short-Term Investments (0.8%) (Cost $377,206)			356,408

Total Investments (128.2%) (Cost $58,827,763)			58,301,056
Other Assets Less Liabilities (-28.2%)			(12,808,214)

Net Assets (100%)			$45,492,842

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $921,381 or 2.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,881.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $17,376,376 or 38.2% of net assets.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.7%
Canada	0.9
Cayman Islands	1.3
Denmark	1.2
France	17.2
Germany	1.8
Greece	0.4
Italy	9.4
Luxembourg	1.4
Mexico	2.0
Netherlands	0.6
New Zealand	1.4
Spain	1.9
Sweden	0.2
United Kingdom	25.7
United States	62.1
Cash and Other	(28.2)

100.0%

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	32	June-15	$4,068,611	$4,125,000	$(56,389)
5 Year U.S. Treasury Notes	12	June-15	1,424,707	1,442,531	(17,824)
90 Day Eurodollar	1	June-15	249,107	249,175	(68)
90 Day Eurodollar	1	September-15	248,679	248,800	(121)
90 Day Eurodollar	6	December-15	1,486,312	1,490,175	(3,863)
90 Day Eurodollar	25	March-16	6,180,230	6,197,500	(17,270)
90 Day Eurodollar	10	June-16	2,465,017	2,474,250	(9,233)
90 Day Eurodollar	10	September-16	2,458,819	2,469,375	(10,556)
90 Day Eurodollar	2	December-16	490,499	492,975	(2,476)
Euro-Bund	17	June-15	2,881,490	2,902,014	(20,524)
U.S. Ultra Bond	5	June-15	821,446	849,375	(27,929)

					$(166,253)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	1,628	$510,063	$512,399	$(2,336)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	1,007	315,506	318,052	(2,546)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	721	225,901	226,650	(749)
Brazilian Real vs. U.S. Dollar, expiring 5/5/15	Bank of America	1,728	536,622	531,114	5,508
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	137	203,225	204,068	(843)
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	367	544,408	564,921	(20,513)
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	3,059	4,537,721	4,551,269	(13,548)
British Pound vs. U.S. Dollar, expiring 5/6/15	Bank of America	475	704,446	704,355	91
Canadian Dollar vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	598	472,149	477,502	(5,353)
Canadian Dollar vs. U.S. Dollar, expiring 5/6/15	Bank of America	161	127,062	128,866	(1,804)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	136	146,235	154,526	(8,291)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	20	21,505	21,739	(234)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	24	25,806	25,460	346
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	3,801	4,087,025	4,150,616	(63,591)
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Bank of America	200	215,150	214,779	371
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	2,243	146,717	144,205	2,512
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	862	56,383	57,221	(838)

					$(111,818)

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	347	$269,768	$264,293	$5,475
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	1,628	559,048	510,063	48,985
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	1,728	535,458	541,406	(5,948)
Brazilian Real vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	1,628	508,145	505,556	2,589
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	458	697,982	679,397	18,585
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	457	693,599	677,914	15,685
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	285	428,983	422,769	6,214
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	2,363	3,639,804	3,505,274	134,530
British Pound vs. U.S. Dollar, expiring 4/7/15	Bank of America	4,999	7,534,693	7,415,267	119,426
British Pound vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	3,059	4,550,300	4,536,635	13,665
Canadian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	598	478,213	472,149	6,064
Canadian Dollar vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	598	477,290	471,947	5,343
Danish Krone vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	3,480	533,890	503,009	30,881
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	338	361,588	363,434	(1,846)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	38	40,154	40,860	(706)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	3,075	3,457,060	3,306,394	150,666
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	530	564,304	569,882	(5,578)
European Union Euro vs. U.S. Dollar, expiring 4/7/15	Bank of America	7,840	8,852,646	8,430,492	422,154
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Bank of America	1,448	1,571,281	1,557,688	13,593
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	3,801	4,152,444	4,088,932	63,512
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	663	732,183	713,223	18,960
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	157	170,983	168,893	2,090
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	28,000	233,969	233,460	509
Korean Won vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	119,882	108,751	107,889	862
Mexican Peso vs. U.S. Dollar, expiring 4/22/15	Credit Suisse	2,670	181,911	174,804	7,107
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	3,041	204,309	198,914	5,395
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	574	37,622	37,546	76
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	207	13,759	13,540	219
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	128	8,498	8,373	125
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	107	7,162	6,999	163
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	1,237	82,356	80,913	1,443
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	247	16,052	16,156	(104)

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	348	$23,201	$22,763	$438
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	472	31,549	30,874	675
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	313	20,923	20,474	449
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	882	59,000	57,680	1,320
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	1,408	93,667	92,098	1,569
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	508	32,685	33,229	(544)
Mexican Peso vs. U.S. Dollar, expiring 6/9/15	Bank of America	5,735	375,651	374,193	1,458
New Zealand Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	786	590,644	587,614	3,030
Swedish Krona vs. U.S. Dollar, expiring 8/12/15	Bank of America	755	90,561	87,873	2,688

					$1,091,217

					$979,399

Options Written:

Options written for the three months ended March 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	9	$5,348
Options Written	28	11,437
Options Terminated in Closing Purchase Transactions	(37)	(16,785)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2015	—	$—

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,364,032	$—	$1,364,032
Non-Agency CMO	—	233,074	—	233,074
Corporate Bonds
Consumer Discretionary	—	366,045	—	366,045
Energy	—	396,000	—	396,000
Financials	—	1,172,835	—	1,172,835
Health Care	—	916,102	—	916,102
Telecommunication Services	—	227,168	—	227,168
Forward Currency Contracts	—	1,114,771	—	1,114,771
Government Securities
Foreign Governments	—	27,589,941	—	27,589,941
U.S. Treasuries	—	25,679,451	—	25,679,451
Short-Term Investments	—	356,408	—	356,408

Total Assets	$—	$59,415,827	$—	$59,415,827

Liabilities:
Forward Currency Contracts	$—	$(135,372)	$—	$(135,372)
Futures	(166,253)	—	—	(166,253)

Total Liabilities	$(166,253)	$(135,372)	$—	$(301,625)

Total	$(166,253)	$59,280,455	$—	$59,114,202

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,184,306
Aggregate gross unrealized depreciation	(2,061,936)

Net unrealized depreciation	$(877,630)

Federal income tax cost of investments	$59,178,686

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.6%)
Asset-Backed Securities (9.6%)
Access Group, Inc.,
Series 2008-1 A
1.556%, 10/27/25(l)	$6,621,920	$6,676,392
American Express Credit Account Master Trust,
Series 2012-3 A
0.325%, 3/15/18(l)	3,471,000	3,470,231
AmeriCredit Automobile Receivables Trust,
Series 2014-3 A2B
0.495%, 4/9/18(l)	7,482,914	7,480,914
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,041,000	1,041,437
Series 2014-A3 A3
0.375%, 5/15/18(l)	10,700,000	10,700,449
Citibank Credit Card Issuance Trust,
Series 2003-A7 A7
4.150%, 7/7/17	4,500,000	4,541,889
Series 2013-A11 A11
0.418%, 2/7/18(l)	20,000,000	20,003,074
Series 2014-A3 A3
0.375%, 5/9/18(l)	20,000,000	19,992,260
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.254%, 1/25/37(l)	76,283	50,101
CNH Equipment Trust,
Series 2014-B A2
0.480%, 8/15/17	2,115,648	2,114,972
Dell Equipment Finance Trust,
Series 2014-1 A2
0.640%, 7/22/16§	5,000,000	4,996,362
Drug Royalty II LP 2,
Series 2014-1 A1
3.081%, 7/15/23(b)(l)§	1,685,217	1,711,325
Educational Services of America, Inc.,
Series 2012-2 A
0.904%, 4/25/39(l)§	2,044,045	2,053,219
EFS Volunteer LLC,
Series 2010-1 A1
1.106%, 10/26/26(l)§	476,768	479,431
GSAA Home Equity Trust,
Series 2007-6 A4
0.474%, 5/25/47(l)	330,294	247,075
Honda Auto Receivables Owner Trust,
Series 2014-2 A2
0.390%, 9/19/16	10,051,459	10,051,293
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.414%, 11/27/28(l)	1,449,594	1,411,170
Series 2007-1 A2
0.304%, 11/27/28(l)	2,626,943	2,600,955
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A
0.528%, 12/7/20(l)	1,250,782	1,252,907
Navient Private Education Loan Trust,
Series 2014-CTA A
0.875%, 9/16/24(l)§	6,043,700	6,040,487
Series 2015-AA A1
0.675%, 12/15/21(l)§	1,652,940	1,651,741
Nelnet Student Loan Trust,
Series 2005-3 A5
0.385%, 12/24/35(l)	5,800,000	5,653,639
Nissan Auto Lease Trust,
Series 2013-B A2B
0.444%, 1/15/16(l)	605,485	605,594
Nissan Auto Receivables Owner Trust,
Series 2014-A A2
0.420%, 11/15/16	4,752,526	4,753,003
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.396%, 1/30/17(l)	1,206,393	1,206,166
Series 2012-1 A
0.874%, 12/26/31(l)§	2,909,912	2,912,402
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.404%, 10/1/35(l)	1,035,659	1,052,975
Santander Drive Auto Receivables Trust,
Series 2014-1 A2A
0.660%, 6/15/17	1,799,426	1,799,710
SBA Tower Trust,
Series 2014-1A C
2.898%, 10/15/19(b)§	2,000,000	2,024,308
SLC Student Loan Trust,
Series 2005-2 A2
0.351%, 6/15/22(l)	4,659,643	4,654,682
Series 2006-2 A4
0.351%, 6/15/22(l)	493,346	492,345
SLM Student Loan Trust,
Series 2004-10 A5B
0.656%, 4/25/23(l)§	9,527,553	9,535,873
Series 2004-9 A5
0.406%, 1/27/20(l)	4,383,433	4,374,063
Series 2007-3 A3
0.296%, 4/25/19(l)	6,040,000	6,006,186
Series 2008-9 A
1.756%, 4/25/23(l)	7,935,820	8,131,564
Series 2010-1 A
0.574%, 3/25/25(l)	6,315,502	6,304,846
Series 2013-3 A2
0.474%, 5/26/20(l)	10,000,000	9,984,359

		178,059,399

Non-Agency CMO (5.0%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	92	93
Series 2005-61 2A1
0.454%, 12/25/35(l)	13,541	12,018
Series 2005-62 2A1
1.128%, 12/25/35(l)	122,178	102,022
Series 2006-OA22 A1
0.334%, 2/25/47(l)	410,093	352,485
Series 2007-OA7 A1A
0.354%, 5/25/47(l)	94,789	78,659
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.364%, 5/25/46(l)	4,442,226	3,244,533
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4
5.727%, 5/10/45(l)	1,318,971	1,359,486
Series 2006-6 A2
5.309%, 10/10/45	151,044	151,129

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-6 A3
5.369%, 10/10/45	$590,066	$598,064
Series 2007-3 A4
5.575%, 6/10/49(l)	971,874	1,035,453
Series 2007-4 A4
5.754%, 2/10/51(l)	732,821	795,718
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	6,348	6,617
BBCMS Trust,
Series 2015-SLP A
1.285%, 2/15/28(l)§	13,900,000	13,882,776
BCAP LLC Trust,
Series 2006-AA2 A1
0.344%, 1/25/37(l)	482,969	382,191
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.594%, 2/25/33(l)	7,176	6,830
Series 2003-3 3A2
2.552%, 5/25/33(l)	39,865	39,334
Series 2003-8 2A1
2.722%, 1/25/34(l)	3,335	3,417
Series 2003-8 4A1
2.679%, 1/25/34(l)	12,662	12,579
Series 2004-10 21A1
2.807%, 1/25/35(l)	1,259,927	1,253,687
Series 2005-2 A1
2.680%, 3/25/35(l)	48,801	49,495
Series 2005-2 A2
2.515%, 3/25/35(l)	12,430	11,971
Series 2005-5 A1
2.160%, 8/25/35(l)	16,301	16,651
Series 2005-5 A2
2.260%, 8/25/35(l)	285,897	283,239
Series 2007-3 1A1
2.731%, 5/25/47(l)	3,797,844	3,274,384
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.651%, 9/25/35(l)	1,372,907	1,184,717
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	534,921	543,783
Series 2006-PW11 A4
5.438%, 3/11/39(l)	1,502,234	1,538,138
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.575%, 12/15/27(l)§	4,000,000	4,018,378
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.530%, 5/25/35(l)	19,796	19,713
Series 2005-11 A2A
2.510%, 10/25/35(l)	342,883	340,074
Series 2005-12 2A1
0.974%, 8/25/35(l)§	590,347	448,842
Series 2005-6 A1
2.230%, 9/25/35(l)	21,618	21,231
Series 2005-6 A2
2.280%, 9/25/35(l)	105,041	102,102
Series 2009-6 4A1
2.709%, 4/25/37(l)§	326,814	326,679
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	2,331,740	2,434,456
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	949,763	997,892
Commercial Mortgage Trust,
Series 2012-9W57 A
2.365%, 2/10/29§	4,859,368	4,957,133
Series 2012-LC4 A1
1.156%, 12/10/44	145,341	145,385
Series 2014-KYO A
1.077%, 6/11/27(l)§	500,000	498,139
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.458%, 10/19/32(l)	3,328	3,160
Series 2003-HYB3 7A1
2.399%, 11/19/33(l)	16,069	15,723
Series 2004-12 11A1
2.590%, 8/25/34(l)	255,388	242,926
Series 2005-25 A11
5.500%, 11/25/35	363,047	343,457
Series 2005-3 1A2
0.464%, 4/25/35(l)	175,946	153,658
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2 A1A
5.648%, 3/15/39(l)	3,712,574	3,827,657
Series 2006-C3 A1A
5.807%, 6/15/38(l)	763,752	797,239
Series 2006-C4 A3
5.467%, 9/15/39	1,646,912	1,720,439
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.804%, 3/25/32(l)§	765	709
DBRR Trust,
Series 2013-EZ2 A
0.853%, 2/25/45(l)§†	643,396	641,725
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	133,889	134,671
Series 2005-AR2 7A1
5.012%, 10/25/35(l)	163,430	142,864
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.274%, 10/25/36(l)	1,914	1,245
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.978%, 12/5/31(l)§	1,336,418	1,332,216
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.219%, 6/25/34(l)	98,332	95,911
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.610%, 8/25/35(l)	195,990	185,196
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	736,035
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.444%, 11/25/45(l)	23,993	19,814

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	$1,206,423	$1,214,890
Series 2007-GG9 A4
5.444%, 3/10/39	3,470,977	3,667,083
GS Mortgage Securities Corp. II,
Series 2012-GC6 A1
1.282%, 1/10/45	753,388	755,651
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.671%, 9/25/35(l)	84,225	85,336
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.398%, 5/19/35(l)	20,499	17,257
Series 2006-1 2A1A
0.418%, 3/19/36(l)	142,643	105,478
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.523%, 12/25/34(l)	124,050	111,999
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	823,153	825,721
Series 2007-CB18 A4
5.440%, 6/12/47	3,256,461	3,436,767
Series 2007-LD11 ASB
5.775%, 6/15/49(l)	654,564	681,713
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.667%, 11/21/34(l)	84,122	85,864
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	1,059,738	1,133,955
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.875%, 11/15/31(l)	35,271	33,891
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.582%, 10/25/35(l)	634,963	615,776
Series 2005-2 2A
2.350%, 10/25/35(l)	707,589	715,792
Series 2005-2 3A
1.172%, 10/25/35(l)	141,331	132,814
Series 2005-3 4A
0.424%, 11/25/35(l)	78,953	72,850
Series 2005-3 5A
0.424%, 11/25/35(l)	126,615	118,035
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,304,679	1,373,315
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4
5.204%, 11/14/42(l)	544,401	549,507
Series 2007-IQ14 A2
5.610%, 4/15/49	109,057	109,716
Series 2011-C1 A1
2.602%, 9/15/47§	1,958,104	1,966,539
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.796%, 8/12/45(l)§	1,787,464	1,913,607
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.614%, 12/15/30(l)	10,324	9,808
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39(l)§	694,195	726,751
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.514%, 6/25/35(l)§	42,693	36,635
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9
0.724%, 1/25/33(l)	90,395	90,214
Series 2005-QO1 A1
0.474%, 8/25/35(l)	31,987	24,994
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	930	917
Sequoia Mortgage Trust,
Series 10 2A1
0.936%, 10/20/27(l)	3,980	3,594
Series 2003-4 2A1
0.526%, 7/20/33(l)	1,286,541	1,210,205
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.545%, 2/25/34(l)	74,637	73,818
Series 2004-19 2A1
1.528%, 1/25/35(l)	26,484	22,064
Series 2005-17 3A1
2.537%, 8/25/35(l)	114,948	107,766
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.838%, 10/19/34(l)	56,067	52,305
Series 2005-AR5 A1
0.428%, 7/19/35(l)	122,954	110,807
Series 2005-AR5 A2
0.428%, 7/19/35(l)	173,570	165,878
Series 2006-AR4 2A1
0.364%, 6/25/36(l)	32,336	26,850
Series 2006-AR5 1A1
0.384%, 5/25/46(l)	1,136,773	833,712
Structured Asset Securities Corp.,
Series 2006-11 A1
2.610%, 10/28/35(l)§	25,582	24,595
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	633,498	636,582
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2
5.421%, 4/15/47	99,990	99,989
Series 2007-C32 A2
5.702%, 6/15/49(l)	391,100	393,174
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.349%, 3/23/45(l)§	4,336,211	4,430,636
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.328%, 11/25/42(l)	5,147	4,787
Series 2002-AR2 A
1.948%, 2/27/34(l)	3,569	3,442
Series 2003-AR1 A5
2.154%, 3/25/33(l)	480,976	482,471
Series 2004-AR1 A
2.441%, 3/25/34(l)	918,926	932,969

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-AR13 A1A1
0.464%, 10/25/45(l)	$130,582	$121,841
Series 2005-AR15 A1A1
0.434%, 11/25/45(l)	31,782	29,616
Series 2006-AR15 2A
2.192%, 11/25/46(l)	25,590	23,588
Series 2006-AR3 A1A
1.128%, 2/25/46(l)	49,444	46,185
Series 2006-AR7 3A
2.192%, 7/25/46(l)	137,195	127,226
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.619%, 9/25/34(l)	29,105	29,789
Series 2007-10 1A22
0.674%, 7/25/37(l)	622,694	532,463
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	348,618	349,854
Series 2011-C4 A1
1.607%, 6/15/44§	106,250	106,361
Series 2012-C6 A1
1.081%, 4/15/45	4,957,653	4,966,709

		91,486,289

Total Asset-Backed and Mortgage-Backed Securities		269,545,688

Corporate Bonds (69.1%)
Consumer Discretionary (3.5%)
Automobiles (2.5%)
BMW U.S. Capital LLC
0.602%, 6/2/17(l)(m)	5,000,000	4,996,630
Daimler Finance North America LLC
0.615%, 3/10/17(l)§	11,000,000	11,000,654
0.595%, 8/1/17(l)§	2,500,000	2,495,473
0.682%, 3/2/18(b)(l)§	22,000,000	21,982,250
Volkswagen Group of America Finance LLC
0.632%, 5/23/17(l)§	5,340,000	5,336,971

		45,811,978

Hotels, Restaurants & Leisure (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	1,013,800

Household Durables (0.0%)
Whirlpool Corp.
1.650%, 11/1/17	1,000,000	1,006,096

Media (0.7%)
Cox Communications, Inc.
7.250%, 11/15/15	1,800,000	1,869,172
5.875%, 12/1/16§	3,000,000	3,229,447
NBCUniversal Enterprise, Inc.
0.790%, 4/15/16(l)§	6,421,000	6,437,656
0.938%, 4/15/18(l)§	1,694,000	1,703,037
Time Warner, Inc.
5.875%, 11/15/16	347,000	373,623

		13,612,935

Specialty Retail (0.2%)
Lowe’s Cos., Inc.
0.685%, 9/10/19(l)	3,625,000	3,630,025

Total Consumer Discretionary		65,074,834

Consumer Staples (2.5%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
3.625%, 4/15/15	1,007,000	1,008,184
SABMiller Holdings, Inc.
2.450%, 1/15/17§	9,025,000	9,220,256
0.945%, 8/1/18(l)§	2,000,000	1,994,160
2.200%, 8/1/18§	500,000	505,365

		12,727,965

Food Products (1.2%)
ConAgra Foods, Inc.
0.626%, 7/21/16(l)	21,500,000	21,416,827
Hershey Co.
1.500%, 11/1/16	347,000	351,635

		21,768,462

Tobacco (0.6%)
Altria Group, Inc.
4.125%, 9/11/15	3,431,000	3,484,063
Reynolds American, Inc.
1.050%, 10/30/15	6,928,000	6,932,318
6.750%, 6/15/17	287,000	318,035

		10,734,416

Total Consumer Staples		45,230,843

Energy (4.9%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	1,986,018

Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.
0.788%, 11/15/21(l)	3,612,000	3,619,336
0.792%, 3/3/22(l)	15,000,000	15,011,211
Devon Energy Corp.
0.721%, 12/15/15(l)	18,610,000	18,572,138
Enterprise Products Operating LLC
3.700%, 6/1/15	3,235,000	3,249,846
1.250%, 8/13/15	3,235,000	3,238,954
3.200%, 2/1/16	3,419,000	3,478,347
Kinder Morgan Energy Partners LP
3.500%, 3/1/16	4,584,000	4,677,811
Kinder Morgan Finance Co. LLC
5.700%, 1/5/16	7,000,000	7,231,443
6.000%, 1/15/18§	8,100,000	8,875,570
Kinder Morgan, Inc.
6.500%, 9/15/20	658,000	760,742
Magellan Midstream Partners LP
6.550%, 7/15/19	2,000,000	2,347,087
Phillips 66
2.950%, 5/1/17	694,000	718,708
Pioneer Natural Resources Co.
5.875%, 7/15/16	8,400,000	8,878,328
Plains All American Pipeline LP/Plains All American Finance Corp.
5.250%, 6/15/15	3,471,000	3,503,477
3.950%, 9/15/15	2,230,000	2,261,812
Southwestern Energy Co.
3.300%, 1/23/18	2,500,000	2,543,484

		88,968,294

Total Energy		90,954,312

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (35.2%)
Banks (13.2%)
American Express Bank FSB
0.478%, 6/12/17(l)	$1,775,000	$1,770,309
Bank of America Corp.
7.750%, 8/15/15	592,000	607,007
1.500%, 10/9/15	5,000,000	5,020,001
1.250%, 1/11/16	11,300,000	11,321,477
6.500%, 8/1/16	7,875,000	8,404,661
0.872%, 8/25/17(l)	2,000,000	1,998,232
6.875%, 4/25/18	1,500,000	1,713,902
BB&T Corp.
0.915%, 2/1/19(l)	4,138,000	4,139,796
0.950%, 1/15/20(l)	20,000,000	20,014,460
Citigroup, Inc.
1.045%, 4/1/16(l)	10,100,000	10,129,372
0.534%, 6/9/16(l)	13,200,000	13,109,820
Citizens Bank N.A./Rhoda Island
1.600%, 12/4/17	20,000,000	20,114,342
First Horizon National Corp.
5.375%, 12/15/15	18,000,000	18,468,996
JPMorgan Chase & Co.
0.777%, 2/15/17(l)	12,750,000	12,774,755
0.772%, 3/1/18(l)	21,000,000	20,977,005
1.212%, 1/23/20(l)	5,000,000	5,051,174
MUFG Union Bank N.A.
0.655%, 5/5/17(l)	15,000,000	14,947,668
Regions Bank/Alabama
7.500%, 5/15/18	395,000	458,694
Regions Financial Corp.
5.750%, 6/15/15	11,015,000	11,097,613
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	6,750,000	6,799,110
U.S. Bancorp/Minnesota
0.656%, 4/25/19(l)	8,000,000	7,955,126
U.S. Bank N.A./Ohio
0.736%, 10/28/19(l)	7,000,000	7,019,447
Wachovia Corp.
0.623%, 10/15/16(l)	2,000,000	1,994,494
Wells Fargo & Co.
0.671%, 9/14/18(l)	36,000,000	35,767,591
Wells Fargo Bank N.A.
0.601%, 3/15/16(l)	1,815,000	1,814,420

		243,469,472

Capital Markets (3.2%)
Goldman Sachs Group, Inc.
0.886%, 6/4/17(l)	13,600,000	13,593,480
1.455%, 4/30/18(l)	1,000,000	1,011,350
1.357%, 11/15/18(l)	12,500,000	12,635,285
1.277%, 10/23/19(l)	7,900,000	7,946,356
1.417%, 4/23/20(l)	11,700,000	11,831,625
Jefferies Group LLC
3.875%, 11/9/15	4,365,000	4,430,890
Morgan Stanley
5.375%, 10/15/15	2,000,000	2,049,868
3.450%, 11/2/15	5,000,000	5,075,319

		58,574,173

Consumer Finance (11.8%)
American Express Credit Corp.
0.565%, 9/22/17(l)	2,000,000	1,992,659
0.820%, 3/18/19(l)	18,000,000	18,015,120
American Honda Finance Corp.
2.500%, 9/21/15§	1,180,000	1,192,135
2.600%, 9/20/16§	1,260,000	1,292,924
2.125%, 2/28/17§	10,413,000	10,628,855
Ford Motor Credit Co. LLC
1.500%, 1/17/17	1,000,000	1,000,834
1.098%, 3/12/19(l)	29,100,000	28,898,276
General Motors Financial Co., Inc.
3.000%, 9/25/17	1,400,000	1,426,250
1.812%, 1/15/20(l)	17,400,000	17,408,526
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	2,794,000	2,797,312
HSBC Finance Corp.
0.692%, 6/1/16(l)	5,137,000	5,130,779
HSBC USA, Inc.
0.868%, 11/13/19(l)	45,000,000	44,900,536
Hyundai Capital America
1.625%, 10/2/15§	4,500,000	4,514,564
3.750%, 4/6/16(m)	500,000	512,634
1.875%, 8/9/16§	2,600,000	2,623,361
1.450%, 2/6/17§	9,500,000	9,510,973
4.000%, 6/8/17§	3,280,000	3,439,900
John Deere Capital Corp.
0.750%, 1/22/16	2,499,000	2,504,972
Navient Corp.
6.250%, 1/25/16	6,247,000	6,434,410
Nissan Motor Acceptance Corp.
1.000%, 3/15/16§	972,000	974,136
0.969%, 9/26/16(l)§	1,500,000	1,508,509
1.950%, 9/12/17§	19,923,000	20,244,780
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,176,918
Synchrony Financial
1.485%, 2/3/20(l)	9,390,000	9,386,120
Toyota Motor Credit Corp.
0.647%, 1/17/19(l)	4,000,000	4,007,674
0.638%, 3/12/20(l)	4,400,000	4,380,824

		217,903,981

Diversified Financial Services (2.7%)
Cantor Fitzgerald LP
6.375%, 6/26/15§	5,000,000	5,059,862
Crown Castle Towers LLC
3.214%, 8/15/15§	7,567,000	7,604,835
General Electric Capital Corp.
0.537%, 5/15/17(l)	22,150,000	22,171,906
JPMorgan Chase Bank N.A.
0.600%, 6/13/16(l)	2,777,000	2,766,491
0.682%, 6/2/17(l)	6,000,000	6,000,000
Leucadia National Corp.
8.125%, 9/15/15	4,937,000	5,081,703

		48,684,797

Insurance (2.4%)
American International Group, Inc.
5.050%, 10/1/15	900,000	920,626
Jackson National Life Global Funding
1.250%, 2/21/17§	5,000,000	5,013,686
Loews Corp.
5.250%, 3/15/16	5,000,000	5,212,629
Metropolitan Life Global Funding I
0.632%, 4/10/17(l)§	15,000,000	15,015,323
New York Life Global Funding
1.125%, 3/1/17§	12,400,000	12,446,312

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Prudential Covered Trust
2.997%, 9/30/15§	$6,317,500	$6,378,196

		44,986,772

Real Estate Investment Trusts (REITs) (1.1%)
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,394,704
Kilroy Realty LP
5.000%, 11/3/15	15,000,000	15,324,387
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	1,010,251

		20,729,342

Thrifts & Mortgage Finance (0.8%)
Santander Bank N.A.
1.182%, 1/12/18(l)	15,000,000	14,971,306

Total Financials		649,319,843

Health Care (9.4%)
Biotechnology (2.8%)
Amgen, Inc.
2.300%, 6/15/16	3,332,000	3,380,287
2.500%, 11/15/16	5,189,000	5,304,381
0.641%, 5/22/17(l)	14,500,000	14,507,322
5.850%, 6/1/17	4,583,000	5,034,672
0.862%, 5/22/19(l)	1,000,000	1,002,132
EMD Finance LLC
0.619%, 3/17/17(l)§	18,000,000	17,992,890
Genentech, Inc.
4.750%, 7/15/15	1,069,000	1,082,266
Gilead Sciences, Inc.
3.050%, 12/1/16	4,272,000	4,421,935

		52,725,885

Health Care Equipment & Supplies (2.3%)
Becton Dickinson and Co.
0.721%, 6/15/16(l)	22,100,000	22,127,954
Boston Scientific Corp.
6.250%, 11/15/15	10,905,000	11,245,642
Medtronic, Inc.
1.071%, 3/15/20(l)§	6,620,000	6,695,081
Zimmer Holdings, Inc.
2.700%, 4/1/20	3,000,000	3,039,000

		43,107,677

Health Care Providers & Services (1.0%)
Anthem, Inc.
1.250%, 9/10/15	2,777,000	2,784,501
Sutter Health
1.090%, 8/15/53	3,471,000	3,414,750
UnitedHealth Group, Inc.
1.400%, 12/15/17	12,500,000	12,610,551

		18,809,802

Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc.
3.200%, 5/1/15	1,300,000	1,302,787
2.250%, 8/15/16	8,784,000	8,920,955
1.300%, 2/1/17	2,000,000	2,000,832

		12,224,574

Pharmaceuticals (2.6%)
AbbVie, Inc.
1.200%, 11/6/15	24,286,000	24,317,611
Actavis, Inc.
1.875%, 10/1/17	4,194,000	4,207,466
Allergan, Inc.
5.750%, 4/1/16	10,500,000	10,975,655
Roche Holdings, Inc.
0.613%, 9/30/19(l)§	8,000,000	7,960,900

		47,461,632

Total Health Care		174,329,570

Industrials (2.4%)
Construction & Engineering (0.0%)
SBA Tower Trust
5.101%, 4/17/17§	300,000	313,765

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,750,168

Road & Rail (1.4%)
ERAC USA Finance LLC
5.600%, 5/1/15§	1,000,000	1,003,823
5.900%, 11/15/15(b)§	2,500,000	2,575,403
6.200%, 11/1/16(b)§	7,940,000	8,536,724
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,834,085
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%, 5/11/15§	7,471,000	7,488,242
2.500%, 3/15/16§	2,673,000	2,710,202

		25,148,479

Trading Companies & Distributors (0.9%)
International Lease Finance Corp.
4.875%, 4/1/15	8,711,000	8,711,000
8.625%, 9/15/15	2,344,000	2,414,320
5.750%, 5/15/16	5,760,000	5,980,608

		17,105,928

Total Industrials		44,318,340

Information Technology (2.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
0.762%, 3/1/19(l)	4,075,000	4,089,600

Internet Software & Services (0.2%)
eBay, Inc.
0.735%, 8/1/19(l)	3,000,000	2,933,777

Software (1.9%)
Oracle Corp.
0.761%, 10/8/19(l)	17,200,000	17,238,698
Symantec Corp.
2.750%, 9/15/15	7,916,000	7,978,153
Walgreens Boots Alliance, Inc.
0.706%, 5/18/16(l)	9,800,000	9,811,730

		35,028,581

Total Information Technology		42,051,958

Materials (1.3%)
Chemicals (0.2%)
Dow Chemical Co.
2.500%, 2/15/16	1,735,000	1,761,114
8.550%, 5/15/19	500,000	624,895
Ecolab, Inc.
1.000%, 8/9/15	1,735,000	1,737,220

		4,123,229

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.6%)
CRH America, Inc.
6.000%, 9/30/16	$9,000,000	$9,621,509
8.125%, 7/15/18	1,200,000	1,434,755

		11,056,264

Metals & Mining (0.1%)
TCI Communications, Inc.
8.750%, 8/1/15	721,000	740,619

Paper & Forest Products (0.4%)
Georgia-Pacific LLC
7.700%, 6/15/15	347,000	351,701
2.539%, 11/15/19(b)§	7,420,000	7,501,937

		7,853,638

Total Materials		23,773,750

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.
0.693%, 3/30/17(l)	10,000,000	9,974,395
0.937%, 3/11/19(l)	6,218,000	6,194,119
BellSouth Corp.
4.182%, 4/26/15(b)§	15,000,000	15,050,589
Verizon Communications, Inc.
1.801%, 9/15/16(l)	6,245,000	6,341,597
0.664%, 6/9/17(l)	867,000	864,400
2.021%, 9/14/18(l)	30,500,000	31,643,683
1.041%, 6/17/19(l)	2,100,000	2,112,387

Total Telecommunication Services		72,181,170

Utilities (3.7%)
Electric Utilities (3.1%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,524,740
Duke Energy Progress, Inc.
0.464%, 3/6/17(l)	1,750,000	1,745,037
0.461%, 11/20/17(l)	9,000,000	8,992,485
Kentucky Power Co.
6.000%, 9/15/17§	13,900,000	15,326,763
LG&E and KU Energy LLC
2.125%, 11/15/15	2,500,000	2,515,039
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	1,300,000	1,300,877
OGE Energy Corp.
0.813%, 11/24/17(l)	10,000,000	9,994,200
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,675,883
Pacific Gas & Electric Co.
0.458%, 5/11/15(l)	9,100,000	9,099,163
Southern California Edison Co.
4.650%, 4/1/15	1,050,000	1,049,997

		57,224,184

Gas Utilities (0.2%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,365,700

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	1,025,000	1,090,776
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,793,468
1.400%, 9/15/17	4,254,000	4,258,424

		7,142,668

Total Utilities		68,732,552

Total Corporate Bonds		1,275,967,172

Government Securities (16.4%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority Student Loan Asset-Backed Notes, Series 2008
Series 2008-1 A1
1.206% 4/25/38(l)	401,200	403,055
Small Business Administration
Series 2008-P10A 1
5.902% 2/10/18	170,069	182,783
Small Business Administration Participation Certificates
Series 2003-20I 1
5.130% 9/1/23	3,290	3,610
Series 2004-20C 1
4.340% 3/1/24	39,646	41,828
Series 2005-20B 1
4.625% 2/1/25	48,894	52,174
Series 2008-20G 1
5.870% 7/1/28	4,172,790	4,734,826
Series 2008-20H 1
6.020% 8/1/28	3,778,725	4,342,794

		9,761,070

Agency CMO (7.9%)
Federal Home Loan Mortgage Corp.
1.298% 8/25/19 IO(l)	64,600,654	3,279,879
0.325% 10/15/20(l)	526,516	526,687
2.365% 11/1/23(l)	2,816	2,940
0.475% 8/15/25(l)	1,582,796	1,589,568
6.500% 4/15/29	8,831	10,273
0.525% 12/15/29(l)	1,446	1,444
2.372% 1/1/34(l)	17,008	18,143
0.575% 7/15/34(l)	2,622,734	2,632,523
2.640% 3/1/35(l)	56,341	60,250
4.995% 10/1/35(l)	30,356	32,461
5.000% 10/1/35(l)	3,077	3,238
4.195% 11/1/35(l)	29,282	30,802
2.091% 7/1/36(l)	672,257	708,192
1.986% 9/1/36(l)	741,667	790,716
0.575% 9/15/36(l)	55,210	55,386
2.150% 10/1/36(l)	286,881	304,279
0.555% 11/15/36(l)	30,632	30,744
0.655% 11/15/36(l)	802,676	808,114
0.675% 7/15/39(l)	235,398	236,567
0.675% 2/15/41(l)	1,232,828	1,241,686
0.595% 4/15/41(l)	1,035,102	1,039,457
0.625% 9/15/41(l)	1,962,096	1,969,365
6.500% 7/25/43	5,259	5,978
0.575% 12/15/43(l)	30,109,480	30,171,987
1.220% 10/25/44(l)	485,999	492,075
1.314% 2/25/45(l)	623,936	631,643
Federal National Mortgage Association
0.595% 8/25/15	2,233,175	2,232,894
0.483% 1/25/17(l)	17,377,928	17,387,234
0.871% 1/1/21(l)	3,234,713	3,269,939
2.486% 11/1/34(l)	439,916	470,504
1.948% 1/1/35(l)	12,141	12,835

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
0.474% 5/25/35(l)	$68,748$	68,890
2.194% 5/25/35(l)	180,761	187,034
2.043% 7/1/35(l)	90,852	95,957
5.486% 12/1/35(l)	117,829	125,362
2.504% 1/1/36(l)	78,877	84,362
5.760% 3/1/36(l)	84,773	90,317
5.783% 3/1/36(l)	111,382	118,665
0.624% 6/25/36(l)	3,364,390	3,387,021
0.236% 12/25/36(l)	25,648	25,184
0.714% 7/25/37(l)	838,591	846,159
0.374% 10/27/37(l)	4,625,049	4,549,041
0.854% 12/25/37(l)	1,738,028	1,764,428
0.754% 6/25/41(l)	2,711,746	2,742,092
0.724% 9/25/41(l)	4,810,270	4,852,772
0.524% 5/25/42(l)	28,962	28,963
0.624% 6/25/42(l)	1,550,900	1,552,227
0.574% 12/25/43(l)	14,481,348	14,551,659
1.321% 3/1/44(l)	298,035	306,100
1.321% 7/1/44(l)	3,984	4,052
1.321% 10/1/44(l)	21,975	22,368
Government National Mortgage Association
0.871% 2/20/62(l)	9,278,801	9,373,065
1.221% 2/20/62(l)	4,503,217	4,609,763
0.721% 4/20/62(l)	4,579,371	4,597,455
0.741% 4/20/62(l)	3,860,841	3,883,315
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	1,992,637	2,002,437
Series 2010-R3 1A
0.735% 12/8/20(l)	4,608,761	4,643,507
Series 2010-R3 2A
0.735% 12/8/20(l)	7,275,970	7,329,687
Series 2011-R4 1A
0.551% 3/6/20(l)	3,716,738	3,723,707

		145,613,392

Municipal Bonds (2.4%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds, Series 2013
0.812% 7/1/16	1,735,000	1,735,399
Arkansas Student Loan Authority, Series 2010-1
1.162% 11/25/43(l)	1,621,224	1,612,518
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-1
0.300% 10/1/47(l)	2,500,000	2,499,975
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-2
0.300% 10/1/47(l)	1,665,000	1,664,983
City of Columbus, Ohio Various Purpose Limited Tax Refunding Bonds, Series 2014-4
0.724% 2/15/16	1,500,000	1,502,610
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560% 8/1/17	1,390,000	1,431,325
Denver Urban Renewal Authority, Revenue Bonds,
Series 2013A-1
5.000% 12/1/15	1,005,000	1,035,492
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds, Series 2012 A
4.000% 5/15/16	345,000	358,783
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850% 7/1/22(l)	695,000	696,480
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B, AMBAC
4.252% 1/1/16	610,000	624,433
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.760% 12/1/33(l)	320,000	319,584
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes,
Series A-1, A-2 & A-3
0.706% 10/26/20(l)	987,199	988,137
Northeast Maryland Waste Disposal Authority Amt- Montgomery County Solid, Revenue Bonds, Series 2013
4.000% 4/1/16	6,940,000	7,188,452
Regents of the University of California, General Revenue Bonds, Series Y-1
0.672% 7/1/41(l)	2,400,000	2,399,976
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A
2.743% 9/1/18	300,000	301,383
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
1.511% 9/1/16	1,000,000	996,700
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.188% 6/1/15	1,755,000	1,756,738
1.551% 6/1/16	695,000	695,792
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	1,515,000	1,593,825
State of California, Various Purposes, General Obligation Bonds, Series 2013
1.250% 11/1/16	5,000,000	5,032,850
State of Texas Veterans Bonds, Taxable Refunding,
Series 2014C-2
0.522% 6/1/17(l)	3,045,000	3,053,983
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945% 3/1/19	500,000	504,315
3.195% 9/1/19	500,000	508,450
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467% 6/1/47	840,000	732,522
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000% 11/1/16	3,470,000	3,477,426
University of Massachusetts Building Authority, Refunding Revenue Bonds, Senior Series 2014-A
1.311% 11/1/17	1,800,000	1,806,408

		44,518,539

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.1%)
Corp. Andina de Fomento
3.750% 1/15/16	$3,000,000	$3,075,000

U.S. Government Agency (1.1%)
Federal Farm Credit Bank
0.250% 7/3/17(l)(z)	20,000,000	20,006,320

U.S. Treasuries (4.4%)
U.S. Treasury Notes
0.125% 4/15/16 TIPS	7,210,360	7,278,382
0.125% 4/15/19 TIPS#(z)	72,310,775	73,719,873

		80,998,255

Total Government Securities		303,972,576

Total Long-Term Debt Securities (100.1%) (Cost $1,845,857,488)		1,849,485,436

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,463

Total Common Stocks (0.0%) (Cost $790)		1,463

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (3.7%)
Entergy Corp.
0.42%, 4/17/15 (n)(p)	$10,700,000	10,697,860
0.44%, 5/6/15 (n)(p)	5,000,000	4,997,800
Enterprise Products Operating LLC
0.68%, 4/7/15 (n)(p)	8,500,000	8,498,877
Kinder Morgan, Inc.
0.72%, 4/13/15 (n)(p)	3,500,000	3,499,090
Mondelez International, Inc.
0.24%, 4/9/15 (n)(p)	15,000,000	14,999,100
Thermo Fisher Scientific, Inc.
0.69%, 4/6/15 (n)(p)	6,000,000	5,999,309
Virginia Electric & Power Co.
0.43%, 4/23/15 (p)	6,000,000	5,998,351
Wyndham Worldwide Corp.
0.41%, 4/7/15 (n)(p)	10,000,000	9,999,200
0.44%, 4/13/15 (n)(p)	5,000,000	4,999,200

Total Commercial Paper		69,688,787

Government Securities (0.2%)
U.S. Treasury Bills
0.02%, 4/16/15 #(p)	676,000	675,995
0.01%, 4/23/15 #(p)	2,023,000	2,022,972
0.05%, 4/30/15 #(p)	616,000	615,975

Total Government Securities		3,314,942

Total Short-Term Investments (3.9%) (Cost $72,995,689)		73,003,729

Total Investments Before Options Written and Securities Sold Short (104.0%) (Cost $1,918,853,967)		1,922,490,628

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (-0.2%)
Eurodollar
December 2015 @ $99.13*	(2,068)	(1,486,375)
March 2016 @ $99.25*	(880)	(352,000)
June 2016 @ $98.75*	(1,309)	(1,325,362)
June 2016 @ $99.25*	(1,950)	(719,063)

		(3,882,800)

Put Options Written (-0.2%)
Eurodollar
December 2015 @ $99.13*	(2,068)	(348,975)
March 2016 @ $99.25*	(880)	(550,000)
June 2016 @ $98.75*	(1,309)	(605,413)
June 2016 @ $99.25*	(1,950)	(2,071,875)

		(3,576,263)

Total Options Written (-0.4%) (Premiums Received $8,221,500)		(7,459,063)

Total Investments before Securities Sold Short (103.6%) (Cost $1,910,632,467)		1,915,031,565

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	13	(506)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(506)

Total Investments after Options Written Options and Securities Sold Short (104.0%) (Cost $1,910,632,467)		1,915,031,059
Other Assets Less Liabilities (-3.6%)		(67,314,623)

Net Assets (100%)		$1,847,716,436

*	Non-income producing.

†	Securities (totaling $641,219 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $344,263,344 or 18.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,245,820.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $5,509,264 or 0.3% of net assets.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

AGM — Insured by Assured Guaranty Municipal Corp.

AMBAC — Insured by American Municipal Bond Assurance Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Sales
2 Year U.S. Treasury Notes	2,092	June-15	$456,903,867	$458,474,875	$(1,571,008)
5 Year U.S. Treasury Notes	525	June-15	62,330,941	63,110,742	(779,801)
90 Day Eurodollar	1,472	March-18	357,691,281	360,603,200	(2,911,919)

					$(5,262,728)

Options Written:

Options written for the three months ended March 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	12,414	8,221,500
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2015	12,414	$8,221,500

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$178,059,399	$—	$178,059,399
Non-Agency CMO	—	90,844,564	641,725	91,486,289
Common Stocks
Financials	1,463	—	—	1,463
Corporate Bonds
Consumer Discretionary	—	65,074,834	—	65,074,834
Consumer Staples	—	45,230,843	—	45,230,843
Energy	—	90,954,312	—	90,954,312
Financials	—	649,319,843	—	649,319,843
Health Care	—	174,329,570	—	174,329,570
Industrials	—	44,318,340	—	44,318,340
Information Technology	—	42,051,958	—	42,051,958
Materials	—	23,773,750	—	23,773,750
Telecommunication Services	—	72,181,170	—	72,181,170
Utilities	—	68,732,552	—	68,732,552
Government Securities
Agency ABS	—	9,761,070	—	9,761,070
Agency CMO	—	145,613,392	—	145,613,392
Municipal Bonds	—	44,518,539	—	44,518,539
Supranational	—	3,075,000	—	3,075,000
U.S. Government Agencies	—	20,006,320	—	20,006,320
U.S. Treasuries	—	80,998,255	—	80,998,255
Short-Term Investments	—	73,003,729	—	73,003,729

Total Assets	$1,463	$1,921,847,440	$641,725	$1,922,490,628

Liabilities:
Common Stocks
Financials	—	—	(506)	(506)
Futures	(5,262,728)	—	—	(5,262,728)
Options Written
Call Options Written	(3,882,800)	—	—	(3,882,800)
Put Options Written	(3,576,263)	—	—	(3,576,263)

Total Liabilities	$(12,721,791)	$—	$(506)	$(12,722,297)

Total	$(12,720,328)	$1,921,847,440	$641,219	$1,909,768,331

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,208,476
Aggregate gross unrealized depreciation	(4,681,736)

Net unrealized appreciation	$3,526,740

Federal income tax cost of investments	$1,918,963,888

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.2%)
Asset-Backed Securities (2.2%)
ACAS CLO Ltd.,
Series 2007-1A A1S
0.467%, 4/20/21(l)§		$740,517	$737,067
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§†		741,448	792,791
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	626,935
Series 2013-1 A2
1.000%, 2/15/18		875,000	877,141
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	194,667
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D
4.040%, 7/10/17		400,000	406,659
Series 2012-3 A3
0.960%, 1/9/17		14,461	14,461
Series 2013-3 A3
0.920%, 4/9/18		805,849	806,532
Series 2013-4 A3
0.960%, 4/9/18		325,000	325,220
Series 2013-5 A2A
0.650%, 3/8/17		51,131	51,143
Apidos Quattro CDO,
Series 2006-QA A
0.507%, 1/20/19(l)§		540,680	538,952
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		161,614	161,323
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	848,694
Series 2014-1A A
2.460%, 7/20/20§		229,000	231,261
Babson CLO, Inc.,
Series 2007-1A A1
0.482%, 1/18/21(l)§		689,788	685,442
Barclays Dryrock Issuance Trust,
Series 2014-2 A
0.515%, 3/16/20(l)		254,000	253,709
Series 2014-3 A
2.410%, 7/15/22		475,000	485,288
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	625,366
Series 2014-1 A
0.525%, 3/16/20(l)		200,000	199,863
Cadogan Square CLO IV B.V.,
Series 4X A
0.371%, 7/24/23(l)(m)	EUR	1,085,369	1,151,890
Capital Auto Receivables Trust,
Series 2013-3 A2
1.040%, 11/21/16		$564,097	564,737
Series 2014-1 B
2.220%, 1/22/19		100,000	101,210
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		62,694	62,717
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20(b)§		485,204	486,233
Series 2014-VT1 A2
0.860%, 5/22/17(b)§		442,000	441,821
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		147,479	148,170
Series 2015-A A4
1.850%, 4/15/21		311,723	312,924
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		225,310	225,787
Series 2014-B A
1.110%, 11/15/18§		170,234	169,745
Discover Card Execution Note Trust,
Series 2015-A1 A1
0.525%, 8/17/20(l)		400,000	400,417
Discover Card Master Trust,
Series 2012-A3 A
0.860%, 11/15/17		406,000	406,192
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R
1.417%, 1/15/22(l)§		1,000,000	999,172
EFS Volunteer LLC,
Series 2010-1 A1
1.106%, 10/26/26(l)§		380,671	382,797
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§		212,598	212,607
Series 2014-2 A2
1.050%, 3/20/20§		362,000	362,174
Series 2015-1 A2
1.300%, 9/20/20(b)§		613,000	613,008
Exeter Automobile Receivables Trust,
Series 2012-2A A
1.300%, 6/15/17§		17,581	17,585
Series 2013-1A A
1.290%, 10/16/17§		58,512	58,561
Series 2014-1A A
1.290%, 5/15/18(b)§		97,226	97,413
Series 2014-2A A
1.060%, 8/15/18(b)§		90,758	90,524
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		374,000	374,308
First National Master Note Trust,
Series 2013-2 A
0.705%, 10/15/19(l)		385,000	385,984
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18(b)§		78,062	78,121
Ford Auto Securitization Trust,
Series 2013-R1A A2
1.676%, 9/15/16(b)§	CAD	132,657	104,877
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		$210,000	209,205
Series 2014-2 A
2.310%, 4/15/26§		412,000	418,154
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1
1.200%, 2/15/19		410,000	411,025
Series 2015-2 A1
1.980%, 1/15/22		447,000	445,889

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Franklin Clo V Ltd.,
Series 5A A2
0.531%, 6/15/18(l)§		$99,092	$98,760
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A
0.556%, 7/20/19(l)		466,000	466,010
Series 2015-1 A
0.676%, 1/20/20(l)		592,000	592,001
GM Financial Automobile Leasing Trust,
Series 2015-1 A2
1.100%, 12/20/17		608,100	608,126
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		205,000	205,149
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.725%, 12/10/27(l)§		402,426	402,797
Hertz Vehicle Financing LLC,
Series 2013-1A A1
1.120%, 8/25/17§		430,000	430,639
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,134,075
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§		238,000	238,007
Landmark VIII CLO Ltd.,
Series 2006-8A A1
0.497%, 10/19/20(l)§		1,403,426	1,399,239
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.622%, 1/25/24(l)§		1,700,000	1,701,902
Malin CLO B.V.,
Series 2007-1X A1
0.246%, 5/7/23(l)(m)	EUR	1,678,231	1,790,678
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3
0.590%, 2/15/16		$59,622	59,626
Navistar Financial Dealer Note Master Owner Trust II,
Series 2014-1 A
0.921%, 10/25/19(l)§		321,000	321,001
NCF Dealer Floorplan Master Trust,
Series 2014-1A A
1.676%, 10/20/20(l)§		446,000	446,019
RASC Trust,
Series 2003-KS3 A2
0.774%, 5/25/33(l)		33,151	31,111
Santander Drive Auto Receivables Trust,
Series 2013-4 A3
1.110%, 12/15/17		452,650	453,242
Series 2013-5 A2A
0.640%, 4/17/17		6,476	6,476
Series 2014-2 A3
0.800%, 4/16/18		390,000	389,848
SBA Tower Trust,
Series 2014-1A C
2.898%, 10/15/19(b)§		351,000	355,266
SLM Student Loan Trust,
Series 2008-9 A
1.756%, 4/25/23(l)		6,052,013	6,201,291
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22		526,000	534,322
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		530,000	529,672
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	434,048
Series 2013-A A
1.610%, 12/15/21		301,000	301,568
Series 2014-A A
0.555%, 12/15/19(l)		375,000	375,691

			38,102,325

Non-Agency CMO (4.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.760%, 9/25/35(l)		325,646	298,800
Alternative Loan Trust,
Series 2006-OA22 A1
0.334%, 2/25/47(l)		299,597	257,511
Series 2006-OA6 1A2
0.384%, 7/25/46(l)		107,316	89,472
Series 2007-OH1 A1D
0.384%, 4/25/47(l)		196,045	150,196
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.069%, 10/25/34(l)		65,009	63,893
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)		674,188	731,092
Banc of America Funding Corp.,
Series 2004-A 1A3
2.622%, 9/20/34(l)		122,518	121,892
Series 2006-H 4A2
5.399%, 9/20/46(l)		600,618	515,390
Series 2006-J 4A1
2.868%, 1/20/47(l)		28,820	23,597
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.592%, 6/24/50(l)§		1,511,974	1,594,846
BCAP LLC Trust,
Series 2013-RR1 10A2
11.968%, 10/26/36(l)§		856,762	818,040
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.797%, 2/25/34(l)		134,726	133,203
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.651%, 9/25/35(l)		441,533	381,010
Series 2006-4 21A1
2.494%, 8/25/36(l)		113,693	82,075
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.514%, 1/26/36(l)		186,129	151,304
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	459,048
Carefree Portfolio Trust,
Series 2014-CARE A
1.495%, 11/15/19(l)§		237,000	237,596
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	657,611

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.768%, 3/15/49(l)		$324,902	$337,336
Series 2015-GC27 A5
3.137%, 2/10/48		341,977	350,212
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.568%, 5/25/35(l)		157,493	155,102
Series 2005-3 2A2A
2.573%, 8/25/35(l)		63,228	62,438
Series 2009-7 5A2
5.500%, 12/25/35§		646,821	493,046
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		3,249,582	3,274,105
Series 2013-CR6 A2
2.122%, 3/10/46		1,255,000	1,277,861
Series 2013-SFS A1
1.873%, 4/12/35§		268,401	265,462
Series 2014-KYO A
1.077%, 6/11/27(l)§		298,070	296,961
Series 2014-SAVA A
1.325%, 6/15/34(l)§		266,188	265,785
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1
2.590%, 8/25/34(l)		11,742	11,169
Series 2005-11 3A1
2.439%, 4/25/35(l)		184,571	164,221
Series 2005-2 1A1
0.494%, 3/25/35(l)		119,938	94,938
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36		1,082,661	864,736
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		3,372,675	3,526,850
Series 2010-RR1 3A
5.575%, 6/10/49(l)§		3,372,675	3,548,789
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		1,607,744	1,665,226
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.761%, 5/15/46(l)		438,467	473,692
EMF-NL B.V.,
Series 2008-2X A2
1.060%, 7/17/41(l)(m)	EUR	765,000	738,419
EMF-NL Prime B.V.,
Series 2008-APRX A2
0.860%, 4/17/41(l)(m)		394,147	394,499
Eurosail-UK plc,
Series 2007-4X A3
1.512%, 6/13/45(b)(l)(m)	GBP	1,100,000	1,612,665
Extended Stay America Trust,
Series 2013-ESFL A2FL
0.878%, 12/5/31(l)§		$330,000	328,601
Series 2013-ESH7 A17
2.295%, 12/5/31§		425,000	424,950
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04 2M1
2.274%, 11/25/24(l)		238,230	240,973
Series 2015-C01 1M1
1.674%, 2/25/25(l)		227,359	228,780
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
1.774%, 1/25/24(l)		247,769	248,686
Series 2014-C03 1M1
1.374%, 7/25/24(l)		154,485	154,485
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.024%, 4/25/24(l)		231,491	231,010
Series 2014-DN3 M2
2.574%, 8/25/24(l)		489,000	495,971
Series 2014-HQ1 M2
2.674%, 8/25/24(l)		290,000	293,510
Series 2014-HQ3 M2
2.824%, 10/25/24(l)		485,000	490,856
Series 2015-HQ1 M2
2.373%, 3/25/25(l)		255,000	255,355
Granite Master Issuer plc,
Series 2006-3 A7
0.376%, 12/20/54(l)		41,314	41,146
Series 2006-4 A6
0.356%, 12/20/54(l)		113,179	112,691
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39		1,181,381	1,248,128
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)		797,000	810,343
Series 2010-C1 A2
4.592%, 8/10/43§		4,623,000	5,161,140
Series 2013-G1 A2
3.557%, 4/10/31(l)§		357,478	364,852
Series 2013-KING A
2.706%, 12/10/27§		626,029	637,477
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.671%, 9/25/35(l)		386,956	392,060
Series 2006-2F 2A13
5.750%, 2/25/36		752,651	735,102
Series 2006-AR2 2A1
2.530%, 4/25/36(l)		308,615	285,817
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
0.368%, 1/19/38(l)		1,252,821	1,054,839
Series 2006-13 A
0.358%, 11/19/46(l)		173,691	134,906
Hercules Eclipse plc,
Series 2006-4 A
0.805%, 10/25/18(l)(m)	GBP	810,283	1,187,604
Impac CMB Trust,
Series 2003-8 2A1
1.071%, 10/25/33(l)		$27,191	25,150
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.444%, 7/25/35(l)		516,362	343,040
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§		121,645	123,355
Series 2010-C2 A1
2.749%, 11/15/43§		377,683	380,435

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-INN A
1.095%, 6/15/29(l)§	$454,000	$452,870
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.540%, 8/25/34(l)	231,572	223,073
Series 2007-A1 3A3
2.579%, 7/25/35(l)	245,214	244,588
Series 2007-S3 1A90
7.000%, 8/25/37	110,115	97,773
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.441%, 6/14/40(l)(m)	1,394,982	1,326,616
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4
5.424%, 2/15/40	2,465,584	2,616,954
Lehman XS Trust,
Series 2006-4N A1C1
0.404%, 4/25/46(l)	382,541	286,942
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.878%, 12/25/32(l)	57,758	57,558
Series 2005-2 3A
1.172%, 10/25/35(l)	106,427	100,014
Series 2006-C2 A1A
5.739%, 8/12/43(l)	395,978	416,784
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	700,417	732,029
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	3,401,368	3,533,734
Series 2007-IQ14 A2FX
5.610%, 4/15/49	300,426	302,580
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.796%, 8/12/45(l)§	1,291,758	1,382,919
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	5,151,408
PFP III Ltd.,
Series 2014-1 A
1.345%, 6/14/31(l)§	214,382	214,720
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	328,253	351,394
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,861,068	1,942,071
Series 2010-RR4 CMLA
6.028%, 12/16/49(l)§	906,887	947,729
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.364%, 7/25/36(l)	1,543,789	1,212,074
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36	34,121	28,809
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.227%, 4/15/32(l)§	203,500	202,310
Selkirk No. 1 Ltd.,
Series 1 A
1.329%, 2/20/41§	741,501	737,836
Sequoia Mortgage Trust,
Series 10 2A1
0.936%, 10/20/27(l)	12,180	11,001
Series 2003-4 2A1
0.526%, 7/20/33(l)	54,026	50,821
Starwood Retail Property Trust,
Series 2014-STAR A
1.392%, 11/15/27(l)§	268,387	268,705
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.428%, 7/19/35(l)	264,388	238,269
Series 2006-AR3 12A1
0.394%, 5/25/36(l)	747,099	563,195
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49	238,265	246,663
Series 2012-C4 A5
2.850%, 12/10/45	465,583	475,328
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23 A5
5.416%, 1/15/45(l)	858,000	880,385
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.528%, 8/25/42(l)	47,985	45,858
Series 2005-AR17 A1A1
0.444%, 12/25/45(l)	91,243	86,443
Series 2006-AR14 1A4
1.959%, 11/25/36(l)	1,100,388	948,025
Series 2006-AR9 1A
1.128%, 8/25/46(l)	391,353	343,756
Series 2007-OA1 A1A
0.828%, 2/25/47(l)	418,156	337,124
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	569,160	600,153
Series 2014-C20 A2
3.036%, 5/15/47	237,299	248,302

		70,978,163

Total Asset-Backed and Mortgage-Backed Securities		109,080,488

Corporate Bonds (8.0%)
Consumer Discretionary (0.4%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23	$89,000	94,562
Goodyear Tire & Rubber Co.
8.250%, 8/15/20	82,000	86,822
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	900,000	938,250

		1,119,634

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	180,000	185,328

Hotels, Restaurants & Leisure (0.1%)
MCE Finance Ltd.
5.000%, 2/15/21§	240,000	225,000
Sabre GLBL, Inc.
8.500%, 5/15/19§	160,000	171,552

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		$1,700,000	$1,723,460

			2,120,012

Household Durables (0.0%)
KB Home
4.750%, 5/15/19		147,000	144,060

Media (0.2%)
21st Century Fox America, Inc.
4.000%, 10/1/23		103,000	111,033
6.150%, 2/15/41		220,000	285,093
Altice S.A.
7.625%, 2/15/25§		500,000	502,200
CBS Corp.
5.750%, 4/15/20		193,000	221,639
CSC Holdings LLC
8.625%, 2/15/19		62,000	71,641
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.600%, 2/15/21		335,000	364,422
5.000%, 3/1/21		80,000	89,028
3.800%, 3/15/22		123,000	127,265
4.450%, 4/1/24		172,000	184,232
Discovery Communications LLC
3.450%, 3/15/25		237,000	236,715
Numericable-SFR
5.375%, 5/15/22(b)§	EUR	225,000	252,540
Omnicom Group, Inc.
3.625%, 5/1/22		$94,000	98,391
Sirius XM Radio, Inc.
4.625%, 5/15/23§		249,000	240,907
Time Warner Cable, Inc.
5.000%, 2/1/20		167,000	186,373
4.500%, 9/15/42		121,000	123,549
Time Warner, Inc.
3.400%, 6/15/22		76,000	78,009
3.550%, 6/1/24		46,000	47,530
7.625%, 4/15/31		157,000	218,751
Viacom, Inc.
5.625%, 9/15/19		108,000	121,696
3.875%, 4/1/24		135,000	138,024

			3,699,038

Total Consumer Discretionary			7,268,072

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
CVS Pass-Through Trust
5.789%, 1/10/26§		341,186	386,894
Kroger Co.
3.400%, 4/15/22		426,000	441,748
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	455,213

			1,283,855

Food Products (0.1%)
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	241,594
HJ Heinz Co.
3.500%, 6/5/20		658,418	658,336
Marfrig Overseas Ltd.
9.500%, 5/4/20§		245,000	232,559
Tyson Foods, Inc.
2.650%, 8/15/19		87,000	89,144
3.950%, 8/15/24		277,000	292,625

			1,514,258

Tobacco (0.0%)
Altria Group, Inc.
2.625%, 1/14/20		440,000	447,466
Reynolds American, Inc.
3.250%, 11/1/22		295,000	293,618

			741,084

Total Consumer Staples			3,539,197

Energy (0.8%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	107,406
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		425,000	364,650
Paragon Offshore plc
6.750%, 7/15/22§		24,000	7,920
7.250%, 8/15/24§		153,000	51,637
Transocean, Inc.
6.500%, 11/15/20		290,000	243,252
Weatherford International Ltd.
9.625%, 3/1/19		330,000	374,793

			1,149,658

Oil, Gas & Consumable Fuels (0.7%)
Ecopetrol S.A.
5.875%, 5/28/45		108,000	100,489
Encana Corp.
3.900%, 11/15/21		165,000	171,489
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	400,866
7.500%, 7/1/38		212,000	271,106
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	198,586
3.950%, 9/1/22		624,000	633,414
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	730,932
Noble Energy, Inc.
8.250%, 3/1/19		575,000	690,862
3.900%, 11/15/24		234,000	239,020
Noble Holding International Ltd.
4.900%, 8/1/20		11,000	10,539
Petrobras Global Finance B.V.
3.875%, 1/27/16		500,000	490,490
1.881%, 5/20/16(l)		100,000	94,717
2.000%, 5/20/16		100,000	95,016
3.500%, 2/6/17		500,000	464,080
2.631%, 3/17/17(l)		1,500,000	1,380,000
3.250%, 3/17/17		1,000,000	924,635
5.750%, 1/20/20		773,000	712,551
Petroleos Mexicanos
3.500%, 7/18/18		280,000	290,444
3.500%, 1/30/23		110,000	107,415
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	416,065
Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24(m)		2,200,000	2,384,173
SM Energy Co.
6.500%, 1/1/23		16,000	16,240
Southwestern Energy Co.
7.500%, 2/1/18		127,000	143,730
4.100%, 3/15/22		408,000	401,985

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44		$445,000	$453,483
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	498,240
Williams Partners LP
4.125%, 11/15/20		172,000	178,880
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	160,265

			12,659,712

Total Energy			13,809,370

Financials (3.4%)
Banks (1.6%)
Banco Santander S.A./Chile
1.857%, 1/19/16(l)§		5,831,000	5,860,155
Bank of America Corp.
5.750%, 12/1/17		200,000	220,033
5.650%, 5/1/18		70,000	77,536
4.875%, 4/1/44		336,000	377,170
6.500%, 12/31/49(l)		112,000	118,440
Bank of Ireland
1.781%, 9/22/15(b)(l)	CAD	160,000	126,012
Barclays Bank plc
6.625%, 3/30/22(b)(m)	EUR	59,000	82,781
7.750%, 4/10/23(l)		$355,000	394,529
6.860%, 12/31/49(l)§		51,000	56,939
Barclays plc
4.375%, 9/11/24		200,000	203,120
BNP Paribas S.A.
5.186%, 12/31/49(b)(l)§		148,000	148,518
CIT Group, Inc.
5.250%, 3/15/18		500,000	517,500
Citigroup, Inc.
6.000%, 8/15/17		274,000	301,411
3.875%, 3/26/25		320,000	321,181
Compass Bank
5.500%, 4/1/20		543,000	601,878
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25(b)§		525,000	529,682
Depfa ACS Bank
4.875%, 5/21/19	EUR	1,200,000	1,536,670
5.125%, 3/16/37(m)		$900,000	1,157,718
DNB Bank ASA
3.200%, 4/3/17§		3,367,000	3,490,315
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	244,704
JPMorgan Chase & Co.
3.150%, 7/5/16		581,000	596,533
6.300%, 4/23/19		89,000	103,376
JPMorgan Chase Bank N.A.
0.748%, 5/31/17(l)	EUR	2,800,000	3,008,894
6.000%, 10/1/17		$3,570,000	3,951,811
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	330,528
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	308,098
Nordea Bank AB
6.125%, 12/31/49(l)§		200,000	205,250
Novo Banco S.A.
5.000%, 4/23/19	EUR	300,000	331,446
5.000%, 5/21/19		800,000	882,780
5.000%, 5/23/19		300,000	331,043
Rabobank Capital Funding Trust III
5.254%, 12/29/49(b)(l)§		$215,000	224,675
Royal Bank of Scotland plc
9.500%, 3/16/22(l)(m)		450,000	510,075
Santander UK plc
5.000%, 11/7/23§		245,000	262,598
Societe Generale S.A.
5.922%, 12/31/49(b)(l)§		100,000	104,250
Standard Chartered plc
Series Emtn
4.000%, 7/12/22(b)(l)(m)		630,000	641,813
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	187,137
Wells Fargo Bank N.A.
6.180%, 2/15/36		250,000	318,588

			28,665,187

Capital Markets (0.4%)
Goldman Sachs Group, Inc.
0.398%, 5/18/15(l)	EUR	50,000	53,784
3.700%, 8/1/15		$134,000	135,384
0.715%, 3/22/16(l)		939,000	938,118
6.250%, 9/1/17		581,000	645,040
7.500%, 2/15/19		829,000	988,366
6.000%, 6/15/20		494,000	576,416
5.750%, 1/24/22		310,000	360,488
3.850%, 7/8/24		315,000	329,764
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§		213,000	211,158
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	239,374
Morgan Stanley
6.000%, 4/28/15		29,000	29,112
5.625%, 9/23/19		162,000	185,025
5.500%, 7/24/20		276,000	317,034
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,410,188	1,475,411
UBS AG/Connecticut
7.625%, 8/17/22		260,000	313,950

			6,798,424

Consumer Finance (0.4%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		200,000	213,260
AGFC Capital Trust I
6.000%, 1/15/67(l)§		1,070,000	787,948
Ally Financial, Inc.
4.625%, 6/26/15		800,000	803,040
3.125%, 1/15/16		500,000	504,150
3.500%, 7/18/16		900,000	907,920
2.750%, 1/30/17		800,000	797,040
5.500%, 2/15/17		400,000	417,280
3.250%, 9/29/17		400,000	397,240
8.000%, 3/15/20		322,000	383,985
American Express Co.
6.150%, 8/28/17		637,000	708,660
Ford Motor Credit Co. LLC
5.875%, 8/2/21		700,000	822,830

			6,743,353

Diversified Financial Services (0.7%)
Bank of America N.A.
0.551%, 6/15/16(l)		1,084,000	1,079,899
0.571%, 6/15/17(l)		1,100,000	1,090,369

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Countrywide Financial Corp.
6.250%, 5/15/16		$232,000	$243,990
Delos Finance Sarl, Term Loan
3.500%, 3/6/21		3,000,000	3,003,000
HBOS Capital Funding LP
4.939%, 12/31/49(l)	EUR	367,000	398,563
JPMorgan Chase Bank N.A.
4.375%, 11/30/21(l)(m)		250,000	284,135
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		$126,000	137,025
Murray Street Investment Trust I
4.647%, 3/9/17(e)		2,261,000	2,398,608
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	152,327
3.450%, 6/12/21		20,000	21,734
Nationwide Building Society
6.250%, 2/25/20§		372,000	440,864
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	879,385
Private Export Funding Corp.
4.550%, 5/15/15		167,000	167,818
4.950%, 11/15/15		147,000	150,955
1.375%, 2/15/17		92,000	92,718
4.375%, 3/15/19		20,000	22,170
2.050%, 11/15/22		79,000	77,476
Rio Oil Finance Trust
6.250%, 7/6/24§		500,000	453,399
Waha Aerospace B.V.
3.925%, 7/28/20§		613,250	643,912

			11,738,347

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	213,694
American International Group, Inc.
6.400%, 12/15/20		210,000	253,276
4.875%, 6/1/22		430,000	488,346
Dai-ichi Life Insurance Co., Ltd.
5.100%, 12/31/49(l)§		217,000	234,360
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		161,000	184,443
5.125%, 4/15/22		180,000	205,313
Lincoln National Corp.
8.750%, 7/1/19		178,000	224,701
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	252,960
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		125,000	200,913
Prudential Financial, Inc.
5.625%, 6/15/43(l)		440,000	468,600

			2,726,606

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	675,200
HCP, Inc.
6.000%, 1/30/17		239,000	258,723
5.375%, 2/1/21		235,000	264,934
Health Care REIT, Inc.
6.200%, 6/1/16		258,000	273,141
5.250%, 1/15/22		210,000	236,290
Trust F/1401
5.250%, 12/15/24(b)§		350,000	374,500

			2,082,788

Total Financials			58,754,705

Health Care (0.6%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		19,000	21,678

Health Care Equipment & Supplies (0.0%)
Becton Dickinson and Co.
3.734%, 12/15/24		193,000	201,997
Medtronic, Inc.
3.500%, 3/15/25§		445,000	465,063

			667,060

Health Care Providers & Services (0.2%)
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		72,000	74,390
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17		447,000	490,583
HCA Holdings, Inc.
7.750%, 5/15/21		2,300,000	2,447,430
HCA, Inc., Term Loan
2.672%, 5/1/16		406,250	405,524

			3,417,927

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24		169,000	182,216

Pharmaceuticals (0.4%)
Actavis Funding SCS
3.000%, 3/12/20		1,400,000	1,431,640
3.450%, 3/15/22		1,100,000	1,124,750
3.850%, 6/15/24		103,000	106,846
3.800%, 3/15/25		388,000	399,369
Bayer U.S. Finance LLC
3.375%, 10/8/24§		211,000	219,303
Merck & Co., Inc.
2.350%, 2/10/22		600,000	601,898
2.750%, 2/10/25		600,000	598,358
3.700%, 2/10/45		1,600,000	1,602,080
Perrigo Finance plc
3.500%, 12/15/21		200,000	206,553

			6,290,797

Total Health Care			10,579,678

Industrials (0.3%)
Airlines (0.2%)
American Airlines, Inc.
7.000%, 1/31/18§		847,819	923,105
Continental Airlines, Inc.
Series 2010-1 A
4.750%, 1/12/21		536,320	574,533
Series 2010-1 B
6.000%, 1/12/19		1,013,798	1,058,791
Southwest Airlines Co.
5.750%, 12/15/16		204,000	218,663
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17		202,298	222,781

			2,997,873

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16		$26,000	$27,950

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§		254,000	205,578
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§		854,100	661,120

			866,698

Industrial Conglomerates (0.0%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		446,000	536,159

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24(b)§		210,000	224,962
Hertz Corp.
5.875%, 10/15/20		165,000	169,538
Ryder System, Inc.
5.850%, 11/1/16		221,000	236,945

			631,445

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§		269,000	312,040
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§		508,717	537,333
International Lease Finance Corp.
5.875%, 4/1/19		125,000	135,625

			984,998

Total Industrials			6,045,123

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		200,000	200,515

Internet Software & Services (0.3%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24§		3,400,000	3,390,719
Tencent Holdings Ltd.
2.875%, 2/11/20§		1,500,000	1,513,605

			4,904,324

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	174,634
3.750%, 6/1/23		174,000	174,448

			349,082

Semiconductors & Semiconductor Equipment (0.0%)
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	326,466

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		130,000	142,168
Seagate HDD Cayman
4.750%, 1/1/25§		170,000	175,451

			317,619

Total Information Technology			6,098,006

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	196,217
LyondellBasell Industries N.V.
5.750%, 4/15/24		540,000	639,581
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	173,574
OCP S.A.
5.625%, 4/25/24§		395,000	429,365
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	262,028

			1,700,765

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23		55,000	54,158
Cia Minera Milpo SAA
4.625%, 3/28/23§		301,000	298,720
Glencore Funding LLC
4.125%, 5/30/23§		137,000	139,420
Minsur S.A.
6.250%, 2/7/24§		392,000	432,184
Novelis, Inc.
8.375%, 12/15/17		39,000	40,609
Vale Overseas Ltd.
6.875%, 11/21/36		90,000	86,306
Yamana Gold, Inc.
4.950%, 7/15/24		366,000	359,234

			1,410,631

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22		225,000	248,544
3.650%, 6/15/24		94,000	95,959

			344,503

Total Materials			3,455,899

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		240,000	261,640
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		226,000	255,037
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	313,745
Verizon Communications, Inc.
1.801%, 9/15/16(l)		900,000	913,921
2.500%, 9/15/16		480,000	490,325
2.021%, 9/14/18(l)		300,000	311,249
3.650%, 9/14/18		900,000	956,700
4.500%, 9/15/20		600,000	661,569
3.500%, 11/1/24		583,000	597,684
3.850%, 11/1/42		221,000	200,304
6.550%, 9/15/43		323,000	420,341

			5,382,515

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	1,026,300
Altice Finco S.A.
7.625%, 2/15/25§		200,000	205,500
Comcel Trust via Comunicaciones Celulares S.A.
6.875%, 2/6/24(b)§		200,000	211,480
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	54,568
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	1,021,300

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Sprint Corp.
7.875%, 9/15/23	$240,000	$244,200

		2,763,348

Total Telecommunication Services		8,145,863

Utilities (1.3%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,530,000	1,632,478
Korea Electric Power Corp.
3.000%, 10/5/15§	894,000	903,581

		2,536,059

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§	445,000	473,985

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp.
7.375%, 7/1/21	160,000	176,800
Constellation Energy Group, Inc.
5.150%, 12/1/20	139,000	155,265
Exelon Generation Co. LLC
4.250%, 6/15/22	176,000	184,679
NRG Energy, Inc.
7.625%, 1/15/18	1,180,000	1,300,950
6.250%, 5/1/24	122,000	122,915
Tennessee Valley Authority
4.375%, 6/15/15	14,100,000	14,221,023
5.500%, 7/18/17	930,000	1,027,128
3.875%, 2/15/21	818,000	913,962
1.875%, 8/15/22	850,000	830,197

		18,932,919

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	261,677

Total Utilities		22,204,640

Total Corporate Bonds		139,900,553

Government Securities (85.1%)
Agency ABS (0.2%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18	571,214	622,949
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24	105,708	113,955
Series 2004-20C 1
4.340% 3/1/24	754,461	795,968
Series 2005-20B 1
4.625% 2/1/25	74,986	80,017
Series 2008-20A 1
5.170% 1/1/28	261,342	291,050
Series 2008-20C 1
5.490% 3/1/28	1,004,635	1,126,930
Series 2008-20G 1
5.870% 7/1/28	985,344	1,118,060

		4,148,929

Agency CMO (5.4%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17	2,767,511	2,937,275
2.375% 11/1/31(l)	5,509	5,861
5.500% 1/1/35	155,795	176,480
5.500% 7/1/35	101,643	114,931
Federal National Mortgage Association
5.000% 2/1/24(l)	358	388
9.000% 8/1/26	1,619	1,950
2.340% 1/1/28(l)	43,264	45,537
1.921% 3/1/33(l)	49,739	51,463
5.500% 4/1/33	136,316	153,914
5.500% 7/1/33	146,871	165,803
5.310% 8/25/33	20,465	20,512
5.500% 4/1/34	74,618	84,323
5.500% 5/1/34	51,932	58,689
5.500% 11/1/34	221,140	250,208
5.500% 2/1/35	845,297	956,407
4.500% 8/1/35	113,482	124,808
5.000% 10/1/35	396,310	442,814
2.179% 1/1/36(l)	1,063,441	1,130,011
5.000% 7/1/36	86,896	97,092
2.054% 2/1/37(l)	162,721	171,925
4.500% 7/1/37	23,511	25,858
4.500% 8/1/37	28,094	30,784
4.500% 4/1/38	248,819	271,669
4.500% 2/1/39	1,110,890	1,213,084
4.500% 3/1/39	1,102,752	1,204,197
4.500% 4/1/39	646,984	706,502
4.500% 5/1/39	12,391	13,530
4.500% 6/1/39	97,655	106,639
4.500% 7/1/39	1,107,265	1,218,877
5.000% 12/1/39	252,458	280,939
4.500% 1/1/40	82,519	90,136
5.000% 4/1/40	1,657,930	1,845,742
2.379% 12/1/40(l)	21,903	23,291
4.500% 3/1/41	151,933	166,289
4.500% 5/1/41	9,559	10,553
4.500% 7/1/41	7,707	8,483
3.500% 5/1/42	558,439	594,192
4.500% 9/1/42	397,183	433,845
4.500% 11/1/42	156,127	170,489
3.000% 1/1/43	33,727	34,712
3.000% 6/1/43	337,119	345,224
3.000% 7/1/43	1,272,116	1,302,528
3.000% 8/1/43	1,733,336	1,774,773
3.500% 3/1/45	1,651,162	1,754,554
3.000% 5/25/30 TBA	2,328,000	2,435,852
3.500% 4/25/45 TBA	18,000,000	18,909,844
4.000% 4/25/45 TBA	15,000,000	16,039,453
3.000% 5/25/45 TBA	8,000,000	8,160,625
3.500% 5/25/45 TBA	5,941,000	6,226,214
4.000% 5/25/45 TBA	11,017,454	11,761,993
4.500% 5/25/45 TBA	5,176,000	5,632,135
Government National Mortgage Association
8.500% 10/15/17	272	287
8.500% 11/15/17	916	965
8.000% 7/15/26	269	313
1.625% 7/20/27(l)	2,559	2,630
6.500% 6/20/32	31,534	36,268
3.000% 5/15/43	557,346	574,458
3.000% 4/15/45 TBA	2,000,000	2,058,906

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
3.500% 4/15/45 TBA		$1,000,000	$1,053,438

			93,510,662

Foreign Governments (0.8%)
Bundesrepublik Deutschland
4.250% 7/4/39	EUR	1,900,000	3,754,457
4.750% 7/4/40		100,000	213,445
2.500% 7/4/44		200,000	325,960
Eksportfinans ASA
2.000% 9/15/15		$944,000	936,920
2.375% 5/25/16		599,000	600,498
5.500% 5/25/16		736,000	763,600
2.875% 11/16/16	CHF	65,000	68,592
5.500% 6/26/17		$491,000	522,915
Export-Import Bank of Korea
4.000% 1/29/21		905,000	981,286
France Government Bond OAT
0.500% 5/25/25	EUR	1,900,000	2,047,449
Hellenic Railways Organization S.A.
4.028% 3/17/17		200,000	151,247
Republic of Panama
9.375% 4/1/29		$190,000	290,700
Republic of Slovenia
5.500% 10/26/22(m)		2,100,000	2,415,000
State of Qatar
4.500% 1/20/22§		500,000	556,875
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	90,279	137,165

			13,766,109

Municipal Bonds (1.1%)
California State University, Systemwide Revenue Bonds, Series A, AMBAC
5.000% 11/1/30		$190,000	190,707
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		510,000	557,950
4.325% 11/1/21		830,000	923,060
4.525% 11/1/22		1,145,000	1,293,564
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718% 4/1/19		445,000	495,636
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		2,360,000	2,699,793
5.841% 8/1/21		255,000	298,444
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		670,000	772,912
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		255,000	291,835
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854% 1/15/30		670,000	816,991
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation, Series 2010
5.647% 11/1/40		315,000	402,592
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		1,770,000	2,276,645
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		955,000	1,113,005
5.435% 5/15/23		1,260,000	1,502,877
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		2,615,000	3,349,292
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		637,000	844,611
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028% 4/1/26		805,000	951,156

			18,781,070

U.S. Government Agencies (29.7%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15		12,400,000	12,492,520
Federal Farm Credit Bank
0.500% 5/1/15		4,500,000	4,501,247
0.350% 7/30/15		45,000,000	45,025,070
4.875% 12/16/15		19,910,000	20,564,324
0.450% 7/12/16		318,000	317,794
5.125% 8/25/16		4,915,000	5,228,077
4.875% 1/17/17		3,859,000	4,154,242
2.500% 6/20/22		250,000	249,380
Federal Home Loan Bank
2.875% 6/12/15		1,716,000	1,724,760
1.630% 8/20/15		318,000	319,448
0.500% 11/20/15		22,805,000	22,835,383
1.000% 3/11/16		1,395,000	1,403,244
3.125% 3/11/16		480,000	492,678
5.375% 5/18/16		3,385,000	3,575,039
2.125% 6/10/16		2,470,000	2,520,561
5.625% 6/13/16		1,117,000	1,184,954
2.000% 9/9/16		1,355,000	1,384,637
4.750% 12/16/16		2,158,000	2,311,258
4.875% 5/17/17		1,790,000	1,947,923
0.875% 5/24/17		26,925,000	27,048,055
5.250% 6/5/17		1,773,000	1,943,684
1.000% 6/9/17		1,815,000	1,824,259
1.000% 6/21/17		11,785,000	11,851,642
1.050% 7/26/17		1,340,000	1,340,174
2.250% 9/8/17		245,000	253,170
5.000% 11/17/17		23,045,000	25,557,730
4.750% 6/8/18		150,000	167,462
1.875% 3/8/19		3,440,000	3,519,062
5.375% 5/15/19		215,000	250,147
1.625% 6/14/19		525,000	531,080
4.125% 12/13/19		50,000	56,122
4.125% 3/13/20		1,819,000	2,043,848
4.625% 9/11/20		1,025,000	1,186,051
3.625% 3/12/21		50,000	55,364
5.625% 6/11/21		150,000	183,944
Federal Home Loan Mortgage Corp.
4.375% 7/17/15		1,910,000	1,932,729
0.500% 8/28/15		2,572,000	2,573,479
1.750% 9/10/15		11,965,000	12,040,386
0.420% 9/18/15		318,000	318,056
0.500% 9/25/15		763,000	763,556
4.750% 11/17/15		2,795,000	2,871,622
5.250% 4/18/16		2,605,000	2,738,152
0.500% 5/13/16		13,953,000	13,971,690
2.500% 5/27/16		2,080,000	2,131,210
5.500% 7/18/16		2,936,000	3,127,920

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.000% 8/25/16	$2,960,000	$3,021,508
5.125% 10/18/16	3,025,000	3,240,373
5.000% 2/16/17	2,112,000	2,283,870
1.000% 3/8/17	8,236,000	8,289,559
5.000% 4/18/17	1,785,000	1,940,843
1.250% 5/12/17	2,430,000	2,459,327
1.000% 6/29/17	1,810,000	1,821,984
1.000% 7/25/17	350,000	351,854
1.000% 7/28/17	2,980,000	2,993,568
5.500% 8/23/17	1,730,000	1,922,933
1.000% 9/12/17	350,000	350,331
5.125% 11/17/17	2,315,000	2,572,697
0.750% 1/12/18	393,000	391,265
0.875% 3/7/18	5,136,000	5,123,454
4.875% 6/13/18	3,664,000	4,108,839
3.750% 3/27/19	2,777,000	3,044,691
1.750% 5/30/19	2,592,000	2,635,236
2.000% 7/30/19	64,000	65,761
1.250% 8/1/19	5,480,000	5,458,527
1.250% 10/2/19	812,000	806,633
1.375% 5/1/20	17,658,000	17,554,187
2.375% 1/13/22	4,369,000	4,514,354
Federal National Mortgage Association
5.000% 4/15/15	1,885,000	1,888,447
0.500% 7/2/15	4,244,000	4,246,194
2.375% 7/28/15	3,559,000	3,582,704
2.150% 8/4/15	114,000	114,762
2.000% 9/21/15	177,000	178,470
0.500% 9/28/15	10,020,000	10,029,003
1.875% 10/15/15	127,000	128,097
4.375% 10/15/15	5,761,000	5,886,120
1.625% 10/26/15	4,259,000	4,289,655
0.375% 12/21/15	318,000	318,336
2.000% 3/10/16	50,000	50,722
2.250% 3/15/16	1,350,000	1,376,254
5.000% 3/15/16	2,735,000	2,857,964
0.500% 3/30/16	14,877,000	14,909,714
2.375% 4/11/16	3,550,000	3,623,455
5.375% 7/15/16	22,160,000	23,583,944
0.625% 8/26/16	435,000	435,812
5.250% 9/15/16	1,005,000	1,074,705
1.250% 9/28/16	2,535,000	2,563,333
1.375% 11/15/16	4,691,000	4,753,173
4.875% 12/15/16	3,743,000	4,016,654
1.250% 1/30/17	2,925,000	2,966,354
5.000% 2/13/17	2,220,000	2,401,587
1.125% 4/27/17	2,440,000	2,462,706
5.000% 5/11/17	2,570,000	2,800,430
(Zero Coupon), 6/1/17	100,000	98,359
5.375% 6/12/17	4,086,000	4,498,625
1.000% 8/21/17	150,000	150,065
0.875% 8/28/17	4,826,000	4,835,660
1.100% 8/28/17	350,000	350,533
0.875% 10/26/17	14,146,000	14,168,601
0.900% 11/7/17	318,000	317,819
0.875% 12/20/17	11,312,000	11,306,636
1.000% 12/28/17	159,000	158,196
0.875% 2/8/18	8,806,000	8,757,640
1.200% 2/28/18	388,000	388,157
1.000% 4/30/18	392,000	391,155
1.750% 1/30/19	277,000	282,400
1.750% 6/20/19	38,413,000	39,028,611
1.700% 10/4/19	191,000	191,088
(Zero Coupon), 10/9/19	975,000	895,941
1.500% 10/9/19	318,000	316,278
2.250% 10/17/22	159,000	157,819
2.500% 3/27/23	936,000	934,079
Financing Corp.
10.700% 10/6/17	380,000	473,466
9.400% 2/8/18	70,000	86,743
9.650% 11/2/18	140,000	181,847
8.600% 9/26/19	30,000	39,467
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,914,138

		519,926,845

U.S. Treasuries (47.9%)
U.S. Treasury Bonds
9.875% 11/15/15	150,000	158,924
7.250% 5/15/16	430,000	463,191
8.750% 5/15/17	690,000	808,486
8.875% 8/15/17	4,091,000	4,881,274
9.125% 5/15/18	200,000	250,834
9.000% 11/15/18	200,000	256,725
8.875% 2/15/19	700,000	907,409
8.125% 8/15/19	200,000	258,725
8.500% 2/15/20	3,002,000	4,017,901
8.750% 5/15/20	200,000	272,920
7.875% 2/15/21	798,000	1,083,526
8.125% 5/15/21	355,000	490,552
8.000% 11/15/21	265,000	370,180
2.000% 1/15/26 TIPS	2,338,633	2,773,540
2.375% 1/15/27 TIPS	1,886,673	2,327,393
6.125% 11/15/27	200,000	289,184
1.750% 1/15/28 TIPS	733,376	858,215
2.500% 1/15/29 TIPS	2,521,035	3,222,440
3.875% 4/15/29 TIPS	1,301,218	1,912,724
6.250% 5/15/30	16,400,000	24,912,305
4.250% 5/15/39	400,000	528,391
4.375% 11/15/39	500,000	673,730
4.625% 2/15/40	4,193,300	5,854,404
4.375% 5/15/40	400,000	540,586
3.000% 5/15/42	1,010,500	1,102,037
2.750% 11/15/42	1,500,000	1,559,033
2.875% 5/15/43	200,000	213,094
3.625% 8/15/43	627,300	766,188
3.750% 11/15/43	380,000	474,525
1.375% 2/15/44 TIPS	1,103,058	1,296,704
3.625% 2/15/44	1,055,000	1,290,047
3.375% 5/15/44	541,000	633,900
3.125% 8/15/44	5,759,100	6,452,779
3.000% 11/15/44	483,700	529,803
2.500% 2/15/45	4,245,000	4,206,944
U.S. Treasury Notes
0.500% 4/15/15 TIPS	1,895,970	1,899,081
2.125% 12/31/15	740,000	750,435
2.125% 2/29/16	735,000	747,328
0.375% 3/15/16	906,000	906,907
1.500% 6/30/16	660,000	669,143
4.875% 8/15/16	675,000	716,327
0.500% 2/28/17	9,867,300	9,860,025
1.000% 3/31/17	6,395,000	6,448,958
3.250% 3/31/17	2,355,000	2,479,971
4.500% 5/15/17	3,275,000	3,543,333
2.750% 5/31/17	7,569,000	7,912,710
2.500% 6/30/17	1,580,000	1,644,944
0.500% 7/31/17	5,379,000	5,358,409

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.375% 7/31/17	$2,300,000	$2,390,203
4.750% 8/15/17	3,750,000	4,108,337
0.625% 8/31/17	4,448,000	4,439,313
1.875% 8/31/17	7,556,000	7,766,298
0.625% 9/30/17	2,229,000	2,222,905
1.875% 9/30/17	5,715,000	5,874,562
0.750% 10/31/17	3,528,000	3,526,898
1.875% 10/31/17	6,718,000	6,908,912
4.250% 11/15/17	3,391,000	3,696,124
0.625% 11/30/17	3,553,000	3,537,317
0.750% 12/31/17	3,543,000	3,535,561
2.750% 12/31/17	3,495,000	3,678,761
0.875% 1/31/18	3,518,000	3,520,473
2.625% 1/31/18	1,450,000	1,521,608
3.500% 2/15/18	4,727,000	5,080,417
0.750% 2/28/18	1,836,000	1,829,420
0.750% 3/31/18	2,239,000	2,228,504
2.875% 3/31/18	400,000	423,258
0.625% 4/30/18	14,466,000	14,330,381
2.625% 4/30/18	1,690,000	1,777,157
3.875% 5/15/18	350,000	381,531
1.000% 5/31/18	2,737,000	2,739,566
2.375% 5/31/18	2,176,000	2,271,795
1.375% 6/30/18	5,308,000	5,372,691
2.375% 6/30/18	1,750,000	1,826,785
2.250% 7/31/18	3,546,000	3,688,498
4.000% 8/15/18	2,644,000	2,908,193
1.500% 8/31/18	10,298,000	10,454,079
1.375% 9/30/18	12,043,000	12,167,193
3.750% 11/15/18	4,743,000	5,189,880
1.250% 11/30/18	31,320,000	31,467,119
1.375% 11/30/18	1,750,000	1,766,526
1.375% 12/31/18	4,657,000	4,696,657
1.250% 1/31/19	3,761,000	3,773,708
2.750% 2/15/19	5,418,000	5,739,006
1.375% 2/28/19	1,000,000	1,007,334
1.500% 3/31/19	4,628,000	4,684,675
0.125% 4/15/19 TIPS	3,432,019	3,498,898
1.250% 4/30/19	34,654,000	34,689,534
3.125% 5/15/19	1,500,000	1,613,423
1.500% 5/31/19	33,549,000	33,906,770
1.000% 6/30/19	2,667,000	2,639,548
1.625% 6/30/19	771,900	783,863
0.875% 7/31/19	1,700,000	1,672,375
3.625% 8/15/19	10,879,000	11,963,394
1.000% 8/31/19	1,736,000	1,713,757
1.000% 9/30/19	2,677,000	2,640,139
1.750% 9/30/19	5,894,100	6,006,514
1.250% 10/31/19	7,972,000	7,949,190
3.375% 11/15/19	6,019,000	6,571,173
1.000% 11/30/19	8,097,600	7,972,973
1.500% 11/30/19	1,095,700	1,103,822
1.125% 12/31/19	2,677,000	2,650,361
1.625% 12/31/19	730,000	739,153
1.375% 1/31/20	2,627,000	2,630,284
3.625% 2/15/20	7,839,000	8,681,845
1.250% 2/29/20	2,657,000	2,642,547
1.125% 3/31/20	1,746,000	1,724,703
1.375% 3/31/20	1,430,000	1,430,000
1.125% 4/30/20	946,000	933,464
3.500% 5/15/20	9,360,000	10,325,158
2.625% 8/15/20	18,507,000	19,607,841
2.625% 11/15/20	21,358,000	22,623,628
3.625% 2/15/21	8,195,000	9,144,547
2.000% 2/28/21	9,600,000	9,831,000
2.250% 3/31/21	9,300,000	9,652,383
3.125% 5/15/21	8,723,000	9,493,077
2.125% 8/15/21	4,991,000	5,135,661
2.125% 9/30/21	12,000,000	12,340,195
2.000% 11/15/21	3,135,000	3,199,537
2.000% 2/15/22	5,086,000	5,189,309
1.750% 5/15/22	21,883,000	21,932,366
0.125% 7/15/22 TIPS#	1,727,676	1,745,968
1.625% 8/15/22	47,975,000	47,568,335
1.625% 11/15/22	11,373,100	11,258,591
2.000% 2/15/23	6,287,100	6,386,871
1.750% 5/15/23	12,875,600	12,799,906
2.500% 8/15/23	16,810,000	17,684,644
2.750% 11/15/23	10,350,000	11,096,129
2.750% 2/15/24	21,931,000	23,493,584
2.500% 5/15/24	47,996,000	50,400,489
0.125% 7/15/24 TIPS	28,001,913	28,011,696
2.375% 8/15/24	12,515,000	13,006,189
2.250% 11/15/24	18,765,000	19,286,352
2.000% 2/15/25	8,402,600	8,452,490
0.750% 2/15/45	396,984	403,757

		838,335,262

Total Government Securities		1,488,468,877

Total Long-Term Debt Securities (99.3%) (Cost $1,711,222,111)		1,737,449,918

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)	1,775	46,097

Total Preferred Stocks (0.0%) (Cost $44,375)		46,097

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	18

Total Consumer Staples		18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	646

Total Financials		646

Total Common Stocks (0.0%) (Cost $–)		664

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Wells Fargo Bank N.A.
0.18%, 4/8/15(p)	$1,900,000	1,900,019

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (1.5%)
Federal Home Loan Bank
0.02%, 4/6/15(o)(p)	$100,000	$99,999
0.03%, 4/10/15(o)(p)	1,400,000	1,399,984
0.03%, 4/15/15(o)(p)	1,700,000	1,699,974
0.03%, 4/24/15(o)(p)	1,100,000	1,099,968
0.04%, 4/29/15(o)(p)	3,600,000	3,599,875
0.03%, 5/1/15(o)(p)	3,721,000	3,720,888
0.05%, 5/13/15(o)(p)	9,100,000	9,099,483
0.05%, 5/15/15(o)(p)	100,000	99,994
0.06%, 5/18/15(o)(p)	500,000	499,958
0.03%, 5/22/15(o)(p)	1,000,000	999,952
0.04%, 5/27/15(o)(p)	3,000,000	2,999,809
0.04%, 6/5/15(o)(p)	300,000	299,978

Total Government Securities		25,619,862

Total Short-Term Investments (1.6%) (Cost $27,519,154)		27,519,881

Total Investments Before Options Written and Securities Sold Short (100.9%) (Cost $1,738,785,640)		1,765,016,560

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
Euro-Bund
May 2015 @ $160.00*	(8)	(3,355)
May 2015 @ $161.00*	(2)	(365)

		(3,720)

Put Options Written (0.0%)
Euro-Bund
May 2015 @ $154.00*	(8)	(602)
May 2015 @ $155.00*	(2)	(280)

		(882)

Total Options Written (0.0%) (Premiums Received $5,775)		(4,602)

Total Investments before Securities Sold Short (100.9%) (Cost $1,738,779,865)		1,765,011,958

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.4%)
Federal National Mortgage Association
4.500%, 4/25/45 TBA	$(5,000,000)	$(5,454,687)
5.000%, 4/25/45 TBA	(2,000,000)	(2,223,750)

Total Securities Sold Short (-0.4%) (Proceeds Received $7,631,875)		(7,678,437)

Total Investments after Options Written Options and Securities Sold Short (100.5%) (Cost $1,731,147,990)		1,757,333,521
Other Assets Less Liabilities (-0.5%)		(8,564,206)

Net Assets (100%)		$1,748,769,315

*	Non-income producing.

†	Security (totaling $792,791 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $94,697,970 or 5.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $499,142.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $16,727,789 or 1.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2015.

(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security

AMBAC	—	Insured by American Municipal Bond Assurance Corp.

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

PIK	—	Payment-in Kind Security

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Euro-Bund	57	June-15	$9,656,262	$9,730,281	$74,019
U.S. Long Bond	7	June-15	1,135,268	1,147,125	11,857

					$85,876

Sales
10 Year U.S. Treasury Notes	86	June-15	$11,043,921	$11,085,938	$(42,017)
2 Year U.S. Treasury Notes	143	June-15	31,231,957	31,339,344	(107,387)
5 Year U.S. Treasury Notes	155	June-15	18,402,468	18,632,695	(230,227)
90 Day Eurodollar	136	June-15	33,882,748	33,887,800	(5,052)
90 Day Eurodollar	238	September-15	59,187,732	59,214,400	(26,668)
90 Day Eurodollar	154	December-15	38,224,478	38,247,825	(23,347)
90 Day Eurodollar	225	March-16	55,717,284	55,777,500	(60,216)
90 Day Eurodollar	52	September-16	12,828,424	12,840,750	(12,326)
90 Day Eurodollar	111	December-16	27,290,613	27,360,112	(69,499)
90 Day Sterling	400	March-16	73,609,584	73,606,315	3,269

					$(573,470)

					$(487,594)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/10/15	JPMorgan Chase Bank	19	$15,112	$15,059	$53
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	365	392,717	416,601	(23,884)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	461	496,007	526,775	(30,768)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,473	1,584,853	1,680,753	(95,900)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,188	1,278,212	1,348,727	(70,515)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,802	1,938,836	2,048,368	(109,532)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	273,900	2,283,738	2,263,519	20,219
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	739,900	6,169,175	6,190,029	(20,854)

					$(331,181)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	293	$90,000	$91,874	$(1,874)
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	2,000	3,078,694	2,966,800	111,894
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	102	155,550	151,307	4,243
Canadian Dollar vs. U.S. Dollar, expiring 4/10/15	JPMorgan Chase Bank	409	324,855	323,094	1,761
European Union Euro vs. U.S. Dollar, expiring 4/1/15	Bank of America	113	128,253	121,503	6,750
European Union Euro vs. U.S. Dollar, expiring 4/30/15	JPMorgan Chase Bank	651	711,689	700,559	11,130
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	27,306	31,089,546	29,379,503	1,710,043
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,477	1,659,473	1,589,157	70,316

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	495	$542,353	$532,588	$9,765
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	2,028	2,204,935	2,181,998	22,937
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	679	730,056	730,560	(504)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	129	136,631	138,796	(2,165)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	2,591	2,746,206	2,787,750	(41,544)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	597	633,754	642,334	(8,580)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,061	1,118,863	1,141,568	(22,705)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	2,053	2,195,792	2,208,896	(13,104)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	113	121,546	121,581	(35)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	1,013,800	8,488,584	8,452,912	35,672
Japanese Yen vs. U.S. Dollar, expiring 5/8/15	Bank of America	739,900	6,192,601	6,172,545	20,056

					$1,914,056

					$1,582,875

Options Written:

Options written for the three months ended March 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	705	212,306
Options Terminated in Closing Purchase Transactions	(685)	(206,531)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2015	20	$5,775

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$37,309,534	$792,791	$38,102,325
Non-Agency CMO	—	70,978,163	—	70,978,163
Common Stocks
Consumer Staples	18	—	—	18
Financials	646	—	—	646
Corporate Bonds
Consumer Discretionary	—	7,268,072	—	7,268,072
Consumer Staples	—	3,539,197	—	3,539,197
Energy	—	13,809,370	—	13,809,370
Financials	—	58,754,705	—	58,754,705
Health Care	—	10,579,678	—	10,579,678
Industrials	—	6,045,123	—	6,045,123
Information Technology	—	6,098,006	—	6,098,006
Materials	—	3,455,899	—	3,455,899
Telecommunication Services	—	8,145,863	—	8,145,863
Utilities	—	22,204,640	—	22,204,640
Forward Currency Contracts	—	2,024,839	—	2,024,839
Futures	89,145	—	—	89,145
Government Securities
Agency ABS	—	4,148,929	—	4,148,929
Agency CMO	—	93,510,662	—	93,510,662
Foreign Governments	—	13,766,109	—	13,766,109
Municipal Bonds	—	18,781,070	—	18,781,070
U.S. Government Agencies	—	519,926,845	—	519,926,845
U.S. Treasuries	—	838,335,262	—	838,335,262
Preferred Stocks
Financials	46,097	—	—	46,097
Short-Term Investments	—	27,519,881	—	27,519,881

Total Assets	$135,906	$1,766,201,847	$792,791	$1,767,130,544

Liabilities:
Forward Currency Contracts	$—	$(441,964)	$—	$(441,964)
Futures	(576,739)	—	—	(576,739)
Government Securities
Agency CMO	—	(7,678,437)	—	(7,678,437)
Options Written
Call Options Written	(3,720)	—	—	(3,720)
Put Options Written	(882)	—	—	(882)

Total Liabilities	$(581,341)	$(8,120,401)	$—	$(8,701,742)

Total	$(445,435)	$1,758,081,446	$792,791	$1,758,428,802

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,887,496
Aggregate gross unrealized depreciation	(5,180,080)

Net unrealized appreciation	$24,707,416

Federal income tax cost of investments	$1,740,309,144

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	1,337	$7,928

Total Health Care Providers & Services		7,928

Real Estate Investment Trusts (REITs) (55.1%)
Diversified REITs (9.6%)
Activia Properties, Inc. (REIT)	4	34,972
Affine S.A. (REIT)	79	1,610
American Assets Trust, Inc. (REIT)	578	25,016
American Realty Capital Properties, Inc. (REIT)	14,296	140,816
ANF Immobilier (REIT)	105	2,778
Artis Real Estate Investment Trust (REIT)	2,077	24,565
British Land Co. plc (REIT)	15,650	193,076
Canadian Real Estate Investment Trust (REIT)	1,120	41,128
Chambers Street Properties (REIT)	3,659	28,833
Cofinimmo S.A. (REIT)	274	32,111
Cominar Real Estate Investment Trust (REIT)	2,565	38,863
Cousins Properties, Inc. (REIT)	3,263	34,588
Crombie Real Estate Investment Trust (REIT)	1,198	12,750
Daiwa House REIT Investment Corp. (REIT)	4	17,521
Daiwa House Residential Investment Corp. (REIT)	10	21,843
Dexus Property Group (REIT)	14,013	80,662
Dream Global Real Estate Investment Trust (REIT)	1,450	11,265
Duke Realty Corp. (REIT)	5,263	114,575
Empire State Realty Trust, Inc. (REIT), Class A	1,238	23,287
First Potomac Realty Trust (REIT)	907	10,784
Fonciere des Regions (REIT)	564	55,718
Gecina S.A. (REIT)	529	71,557
GPT Group (REIT)	27,322	94,909
Green REIT plc (REIT)	10,220	18,021
Grivalia Properties REIC (REIT)	608	4,961
H&R Real Estate Investment Trust (REIT)	4,227	77,862
Hamborner REIT AG (REIT)	734	8,086
ICADE (REIT)	544	49,132
Investors Real Estate Trust (REIT)	1,848	13,860
Kenedix Realty Investment Corp. (REIT)	6	32,889
Kiwi Property Group Ltd.	17,618	17,045
Land Securities Group plc (REIT)	12,174	226,206
Lexington Realty Trust (REIT)	3,566	35,054
Liberty Property Trust (REIT)	2,271	81,075
Londonmetric Property plc (REIT)	9,033	21,680
Merlin Properties Socimi S.A. (REIT)*	1,990	27,129
Mirvac Group (REIT)	56,644	86,503
Nomura Real Estate Master Fund, Inc. (REIT)	25	31,044
NSI N.V. (REIT)	2,007	9,026
Premier Investment Corp. (REIT)	4	23,037
PS Business Parks, Inc. (REIT)	315	26,158
Redefine International plc (REIT)	15,027	13,092
Ryman Hospitality Properties, Inc. (REIT)	737	44,891
Select Income REIT (REIT)	1,033	25,815
Shaftesbury plc (REIT)	4,299	52,940
Spirit Realty Capital, Inc. (REIT)	5,921	71,526
Stockland Corp., Ltd. (REIT)	35,665	121,883
Suntec Real Estate Investment Trust (REIT)	36,942	49,865
Tokyu REIT, Inc. (REIT)	14	18,155
Top REIT, Inc. (REIT)	3	12,490
United Urban Investment Corp. (REIT)	38	59,185
Vornado Realty Trust (REIT)	2,597	290,864
Washington Real Estate Investment Trust (REIT)	1,021	28,210
Wereldhave N.V. (REIT)	536	36,009
Winthrop Realty Trust (REIT)	495	8,078
WP Carey, Inc. (REIT)	1,367	92,956

		2,827,954

Hotels, Resorts & Cruise Lines (0.1%)
Summit Hotel Properties, Inc. (REIT)	1,260	17,728

Industrial REITs (3.5%)
Ascendas Real Estate Investment Trust (REIT)	30,423	57,372
BWP Trust (REIT)	7,339	16,735
DCT Industrial Trust, Inc. (REIT)	1,345	46,618
EastGroup Properties, Inc. (REIT)	494	29,709
First Industrial Realty Trust, Inc. (REIT)	1,690	36,217
GLP J-REIT (REIT)	31	32,101
Goodman Group (REIT)	26,495	127,656
Granite Real Estate Investment Trust (REIT)	724	25,426
Hansteen Holdings plc (REIT)	10,586	19,181
Industrial & Infrastructure Fund Investment Corp. (REIT)	5	23,270
Japan Logistics Fund, Inc. (REIT)	13	26,999
Mapletree Industrial Trust (REIT)	18,134	20,860
Mapletree Logistics Trust (REIT)	22,138	20,070
Nippon Prologis REIT, Inc. (REIT)	22	48,456
Prologis, Inc. (REIT)	7,873	342,948
Pure Industrial Real Estate Trust (REIT)	2,929	11,678
Rexford Industrial Realty, Inc. (REIT)	820	12,964
Segro plc (REIT)	11,467	70,890
STAG Industrial, Inc. (REIT)	977	22,979
Terreno Realty Corp. (REIT)	620	14,136
Tritax Bog Box REIT plc (REIT)	7,260	12,520
Warehouses De Pauw S.C.A. (REIT)†	202	16,058

		1,034,843

Office REITs (8.0%)
Alexandria Real Estate Equities, Inc. (REIT)	1,117	109,511
Allied Properties Real Estate Investment Trust (REIT)	1,202	38,227
Alstria Office REIT-AG (REIT)*	1,042	14,665
Befimmo S.A. (REIT)	262	17,780
Beni Stabili S.p.A. SIIQ (REIT)	16,491	12,929
BioMed Realty Trust, Inc. (REIT)	3,138	71,107
Boston Properties, Inc. (REIT)	2,351	330,268
Brandywine Realty Trust (REIT)	2,764	44,169

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaCommercial Trust (REIT)	30,255	$38,858
Champion REIT (REIT)	35,956	17,109
Columbia Property Trust, Inc. (REIT)	1,920	51,878
Corporate Office Properties Trust (REIT)	1,427	41,925
Cromwell Property Group (REIT)	22,304	19,259
Daiwa Office Investment Corp. (REIT)	4	21,577
Derwent London plc (REIT)	1,548	78,479
Digital Realty Trust, Inc. (REIT)	2,098	138,384
Douglas Emmett, Inc. (REIT)	2,069	61,677
Dream Office Real Estate Investment Trust (REIT)	1,670	34,744
DuPont Fabros Technology, Inc. (REIT)	1,002	32,745
Equity Commonwealth (REIT)	1,990	52,835
Franklin Street Properties Corp. (REIT)	1,361	17,448
Government Properties Income Trust (REIT)	1,081	24,701
Great Portland Estates plc (REIT)	5,313	63,909
Highwoods Properties, Inc. (REIT)	1,431	65,511
Hudson Pacific Properties, Inc. (REIT)	1,004	33,323
Intervest Offices & Warehouses N.V. (REIT)	111	3,222
Investa Office Fund (REIT)	8,741	25,903
Japan Excellent, Inc. (REIT)	16	20,872
Japan Prime Realty Investment Corp. (REIT)	12	41,290
Japan Real Estate Investment Corp. (REIT)	20	94,039
Keppel REIT (REIT)	28,499	24,904
Kilroy Realty Corp. (REIT)	1,342	102,220
Leasinvest Real Estate S.C.A. (REIT)	14	1,414
Mack-Cali Realty Corp. (REIT)	1,366	26,336
Mori Hills REIT Investment Corp. (REIT)	20	28,179
Mori Trust Sogo Reit, Inc. (REIT)	15	31,043
New York REIT, Inc. (REIT)	2,510	26,305
Nippon Building Fund, Inc. (REIT)	21	103,121
Nomura Real Estate Office Fund, Inc. (REIT)	6	29,155
Orix JREIT, Inc. (REIT)	32	45,803
Paramount Group, Inc. (REIT)	2,211	42,672
Parkway Properties, Inc. (REIT)	1,227	21,288
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,369	44,087
SL Green Realty Corp. (REIT)	1,506	193,340
Workspace Group plc (REIT)	1,783	22,537

		2,360,748

Residential REITs (6.8%)
Advance Residence Investment Corp. (REIT)	19	45,575
Aedifica S.A. (REIT)	148	9,945
American Campus Communities, Inc. (REIT)	1,611	69,064
American Homes 4 Rent (REIT), Class A	2,308	38,197
Apartment Investment & Management Co. (REIT), Class A	2,405	94,661
Associated Estates Realty Corp. (REIT)	870	21,472
AvalonBay Communities, Inc. (REIT)	2,044	356,167
Boardwalk Real Estate Investment Trust (REIT)	616	28,671
Camden Property Trust (REIT)	1,332	104,069
Campus Crest Communities, Inc. (REIT)	986	7,060
Canadian Apartment Properties REIT (REIT)	1,717	39,585
Education Realty Trust, Inc. (REIT)	739	26,146
Equity LifeStyle Properties, Inc. (REIT)	1,175	64,566
Equity Residential (REIT)	5,525	430,176
Essex Property Trust, Inc. (REIT)	985	226,452
Home Properties, Inc. (REIT)	872	60,421
Mid-America Apartment Communities, Inc. (REIT)	1,166	90,097
Nippon Accommodations Fund, Inc. (REIT)	7	26,591
Northern Property Real Estate Investment Trust (REIT)	489	9,104
Post Properties, Inc. (REIT)	845	48,106
Silver Bay Realty Trust Corp. (REIT)	546	8,823
Sun Communities, Inc. (REIT)	804	53,643
UDR, Inc. (REIT)	3,938	134,010

		1,992,601

Retail REITs (16.6%)
Acadia Realty Trust (REIT)	1,047	36,519
AEON REIT Investment Corp. (REIT)	13	18,648
Agree Realty Corp. (REIT)	257	8,473
Alexander’s, Inc. (REIT)	41	18,720
Brixmor Property Group, Inc. (REIT)	2,324	61,702
Calloway Real Estate Investment Trust (REIT)	1,605	36,876
CapitaMall Trust (REIT)	40,084	64,164
CBL & Associates Properties, Inc. (REIT)	2,624	51,955
Cedar Realty Trust, Inc. (REIT)	1,293	9,685
Charter Hall Retail REIT (REIT)	4,760	15,516
DDR Corp. (REIT)	4,718	87,849
Equity One, Inc. (REIT)	953	25,436
Eurocommercial Properties N.V. (CVA)	620	28,432
Excel Trust, Inc. (REIT)	884	12,394
Federal Realty Investment Trust (REIT)	1,058	155,748
Federation Centres (REIT)	22,078	50,999
Fortune Real Estate Investment Trust (REIT)	19,993	21,241
Frontier Real Estate Investment Corp. (REIT)	7	33,305
Fukuoka REIT Corp. (REIT)	9	16,800
General Growth Properties, Inc. (REIT)	7,778	229,840
Getty Realty Corp. (REIT)	384	6,989
Hammerson plc (REIT)	12,128	119,556
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	4,681	4,672
Inland Real Estate Corp. (REIT)	1,304	13,940

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Intu Properties plc (REIT)	14,196	$73,253
Japan Retail Fund Investment Corp. (REIT)	37	73,553
Kimco Realty Corp. (REIT)	6,352	170,551
Kite Realty Group Trust (REIT)	1,254	35,325
Klepierre S.A. (REIT)	2,660	130,672
Link REIT (REIT)	35,342	217,486
Macerich Co. (REIT)	2,449	206,524
Mapletree Commercial Trust (REIT)	19,784	23,058
Mercialys S.A. (REIT)	629	15,985
Morguard Real Estate Investment Trust (REIT)	523	7,111
National Retail Properties, Inc. (REIT)	2,013	82,473
Novion Property Group (REIT)	34,530	65,811
Pennsylvania Real Estate Investment Trust (REIT)	999	23,207
Ramco-Gershenson Properties Trust (REIT)	1,165	21,669
Realty Income Corp. (REIT)	3,423	176,627
Regency Centers Corp. (REIT)	1,452	98,794
Retail Opportunity Investments Corp. (REIT)	1,437	26,297
Retail Properties of America, Inc. (REIT), Class A	3,659	58,654
RioCan Real Estate Investment Trust (REIT)	4,843	110,775
Rouse Properties, Inc. (REIT)	559	10,599
Saul Centers, Inc. (REIT)	206	11,783
Scentre Group (REIT)	80,081	227,529
Simon Property Group, Inc. (REIT)	4,813	941,615
Tanger Factory Outlet Centers, Inc. (REIT)	1,478	51,981
Taubman Centers, Inc. (REIT)	997	76,899
Unibail-Rodamco SE (REIT)	1,498	404,283
Urban Edge Properties (REIT)	1,365	32,351
Urstadt Biddle Properties, Inc. (REIT), Class A	402	9,270
Vastned Retail N.V. (REIT)	291	14,265
Weingarten Realty Investors (REIT)	1,689	60,770
Wereldhave Belgium N.V. (REIT)	41	4,827
Westfield Corp. (REIT)	29,906	216,954
WP GLIMCHER, Inc. (REIT)	2,829	47,046

		4,857,456

Specialized REITs (10.5%)
Ashford Hospitality Trust, Inc. (REIT)	1,454	13,988
Assura plc (REIT)	15,560	14,361
Aviv REIT, Inc. (REIT)	380	13,870
Big Yellow Group plc (REIT)	2,205	21,171
CDL Hospitality Trusts (REIT)	9,717	12,426
Chartwell Retirement Residences	2,659	25,949
Chatham Lodging Trust (REIT)	550	16,176
Chesapeake Lodging Trust (REIT)	842	28,485
CubeSmart (REIT)	2,514	60,713
DiamondRock Hospitality Co. (REIT)	3,010	42,531
EPR Properties (REIT)	875	52,526
Extra Space Storage, Inc. (REIT)	1,681	113,585
FelCor Lodging Trust, Inc. (REIT)	1,909	21,934
HCP, Inc. (REIT)	7,080	305,927
Health Care REIT, Inc. (REIT)	5,360	414,650
Healthcare Realty Trust, Inc. (REIT)	1,494	41,503
Healthcare Trust of America, Inc. (REIT), Class A	1,900	52,934
Hersha Hospitality Trust (REIT)	2,654	17,171
Hospitality Properties Trust (REIT)	2,311	76,240
Host Hotels & Resorts, Inc. (REIT)	11,680	235,702
InnVest Real Estate Investment Trust (REIT)	1,437	6,547
Japan Hotel REIT Investment Corp. (REIT)	46	32,735
LaSalle Hotel Properties (REIT)	1,733	67,344
LTC Properties, Inc. (REIT)	528	24,288
National Health Investors, Inc. (REIT)	538	38,203
Omega Healthcare Investors, Inc. (REIT)	2,132	86,495
Pebblebrook Hotel Trust (REIT)	1,090	50,761
Physicians Realty Trust (REIT)	987	17,381
Primary Health Properties plc (REIT)	1,636	9,821
Public Storage (REIT)	2,258	445,142
RLJ Lodging Trust (REIT)	2,036	63,747
Sabra Health Care REIT, Inc. (REIT)	914	30,299
Safestore Holdings plc (REIT)	3,183	13,749
Senior Housing Properties Trust (REIT)	3,623	80,394
Sovran Self Storage, Inc. (REIT)	551	51,761
Strategic Hotels & Resorts, Inc. (REIT)*	4,250	52,828
Sunstone Hotel Investors, Inc. (REIT)	3,170	52,844
Universal Health Realty Income Trust (REIT)	194	10,913
Ventas, Inc. (REIT)	5,120	373,862

		3,090,956

Total Real Estate Investment Trusts (REITs)		16,182,286

Real Estate Management & Development (13.7%)
Diversified Real Estate Activities (8.0%)
Allreal Holding AG (Registered)*	143	20,886
CapitaLand Ltd.	39,243	102,207
City Developments Ltd.	9,158	67,076
Development Securities plc	1,930	6,615
DIC Asset AG	511	5,120
Grand City Properties S.A.*	1,200	22,275
Hang Lung Properties Ltd.	34,525	97,205
Henderson Land Development Co., Ltd.	14,397	100,980
Kerry Properties Ltd.	9,929	34,551
Mitsubishi Estate Co., Ltd.	19,570	454,235
Mitsui Fudosan Co., Ltd.	14,673	431,232
Mobimo Holding AG (Registered)*	109	25,721
New World Development Co., Ltd.	82,524	95,505
Nomura Real Estate Holdings, Inc.	1,854	33,443
Sumitomo Realty & Development Co., Ltd.	6,701	241,302
Sun Hung Kai Properties Ltd.	23,850	367,161
Tokyo Tatemono Co., Ltd.	6,363	46,632
UOL Group Ltd.	7,018	38,927

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares		Value (Note 1)
Wharf Holdings Ltd.		21,068	$146,864

			2,337,937

Real Estate Development (0.5%)
ADLER Real Estate AG*		260	3,753
Conwert Immobilien Invest SE*		951	11,912
Helical Bar plc		1,522	8,898
Sino Land Co., Ltd.		46,019	74,984
St. Modwen Properties plc		2,710	17,865
TAG Immobilien AG		1,721	23,780

			141,192

Real Estate Operating Companies (5.2%)
Aeon Mall Co., Ltd.		1,810	35,871
Azrieli Group		570	23,459
BUWOG AG*		786	16,146
CA Immobilien Anlagen AG*		1,125	21,114
Capital & Counties Properties plc		11,235	66,762
Castellum AB		2,533	38,310
Citycon Oyj*		4,041	13,121
Daejan Holdings plc		78	6,829
Deutsche Annington Immobilien SE		4,754	160,629
Deutsche Euroshop AG		720	35,792
Deutsche Wohnen AG		4,561	116,957
Dios Fastigheter AB		723	5,750
DO Deutsche Office AG*		992	4,319
Entra ASA*§		973	10,117
Fabege AB		2,047	29,359
Fastighets AB Balder, Class B*		1,422	24,099
First Capital Realty, Inc.		1,364	21,248
Forest City Enterprises, Inc., Class A*		2,319	59,181
Global Logistic Properties Ltd.		46,346	89,272
Grainger plc		6,336	19,379
Hemfosa Fastigheter AB*		602	13,736
Hongkong Land Holdings Ltd.		18,154	137,158
Hufvudstaden AB, Class A		1,713	23,526
Hulic Co., Ltd.		4,569	51,237
Hysan Development Co., Ltd.		9,675	42,484
Inmobiliaria Colonial S.A.*		25,923	17,475
Killam Properties, Inc.		781	6,814
Klovern AB, Class B*		5,785	6,695
Kungsleden AB		2,814	21,794
LEG Immobilien AG*		885	70,359
Norwegian Property ASA*		3,802	4,908
NTT Urban Development Corp.		1,679	16,802
PSP Swiss Property AG (Registered)*		615	57,956
Quintain Estates & Development plc*		7,554	10,586
Schroder Real Estate Investment Trust Ltd.		8,003	7,389
Sponda Oyj		3,712	15,919
Swire Properties Ltd.		18,079	58,742
Swiss Prime Site AG (Registered)*		884	76,820
Technopolis Oyj		1,472	6,623
TLG Immobilien AG*		520	8,165
Unite Group plc		3,115	27,048
Wallenstam AB, Class B		1,553	25,659
Wihlborgs Fastigheter AB		1,028	19,871

			1,525,480

Total Real Estate Management & Development			4,004,609

Total Common Stocks (68.8%) (Cost $18,200,157)			20,194,823

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.6%)
F&C Commercial Property Trust Ltd.		8,145	16,487
F&C UK Real Estate Investment Ltd.		3,616	5,497
iShares® International Developed Real Estate ETF		2,027	62,938
iShares® US Real Estate ETF		798	63,297
MedicX Fund Ltd.		5,578	7,031
Picton Property Income Ltd.		7,545	8,030
Standard Life Investment Property Income Trust plc		4,278	5,617
UK Commercial Property Trust Ltd.		6,825	9,304

Total Investment Companies (0.6%) (Cost $172,786)			178,201

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.7%)
Asset-Backed Securities (0.6%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1
0.341%, 4/25/36(l)		$55,995	52,403
Series 2007-CH2 AV1
0.334%, 1/25/37(l)		38,544	36,454
RAMP Trust,
Series 2006-RZ4 A2
0.354%, 10/25/36(l)		52,927	52,049
Structured Asset Securities Corp.,
Series 2007-WF2 A1
1.174%, 8/25/37(l)		34,346	30,628

			171,534

Non-Agency CMO (0.1%)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1
2.536%, 9/27/36(l)§		50,530	50,791

Total Asset-Backed and Mortgage-Backed Securities			222,325

Corporate Bonds (0.7%)
Capital Markets (0.3%)
Investment Banking & Brokerage (0.3%)
Goldman Sachs Group, Inc.
0.886%, 6/4/17(l)		100,000	99,952

Total Capital Markets			99,952

Pharmaceuticals (0.4%)
Pharmaceuticals (0.4%)
Actavis Funding SCS
2.350%, 3/12/18		100,000	101,272

Total Pharmaceuticals			101,272

Total Corporate Bonds			201,224

Government Securities (37.6%)
Foreign Governments (21.8%)
Australia Government Bond
3.000% 9/20/25(m)	AUD	100,000	113,878
Brazil Notas do Tesouro Nacional Serie B
5717.738% 8/15/50	BRL	1,000	759

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Canadian Government Bond
1.500% 12/1/44	CAD	53,843	$58,228
Denmark Government Bond
0.100% 11/15/23	DKK	1,132,923	177,697
Deutsche Bundesrepublik Inflation Linked Bond
0.750% 4/15/18	EUR	438,388	496,986
0.100% 4/15/23		81,356	96,407
France Government Bond OAT
1.000% 7/25/17		112,035	127,082
0.250% 7/25/18		612,840	692,655
0.100% 7/25/21		119,819	138,222
1.100% 7/25/22		210,947	262,913
2.250% 5/25/24		100,000	125,657
0.250% 7/25/24		139,647	166,929
Hellenic Railways Organization S.A.
4.500% 12/6/16	JPY	1,500,000	10,320
Italy Buoni Poliennali Del Tesoro
2.250% 4/22/17(m)	EUR	198,278	222,257
1.700% 9/15/18		99,290	115,512
2.350% 9/15/24(m)		98,701	129,746
Mexican Udibonos
4.500% 12/4/25	MXN	1,575,564	117,310
4.000% 11/8/46		837,084	59,968
New Zealand Government Bond
2.000% 9/20/25(m)	NZD	240,000	189,419
Republic of Greece
5.250% 2/1/16	JPY	9,300,000	53,099
Republic of Sweden
0.250% 6/1/22	SEK	249,633	32,465
Spain Government Bond
0.547% 11/30/19(m)	EUR	295,041	332,413
United Kingdom Gilt
0.125% 3/22/24(m)	GBP	653,201	1,074,875
1.250% 11/22/32(m)		346,991	731,611
0.625% 11/22/42(m)		9,617	21,157
0.125% 3/22/44(m)		92,711	182,813
0.125% 3/22/58(m)		194,630	441,333
0.375% 3/22/62(m)		43,320	112,511
0.125% 3/22/68(m)		40,913	103,580

			6,387,802

U.S. Treasuries (15.8%)
U.S. Treasury Bonds
2.000% 1/15/26 TIPS		$94,200	111,718
2.375% 1/15/27 TIPS		86,917	107,220
1.750% 1/15/28 TIPS		133,868	156,656
2.125% 2/15/40 TIPS		54,064	72,154
2.125% 2/15/41 TIPS		113,123	152,405
1.375% 2/15/44 TIPS(z)		621,724	730,870
U.S. Treasury Notes
0.125% 4/15/16 TIPS(z)		211,758	213,756
0.125% 4/15/17 TIPS#		72,027	73,301
0.125% 4/15/18 TIPS(z)		303,306	309,436
0.125% 4/15/19 TIPS(z)		1,396,346	1,423,556
1.875% 7/15/19 TIPS		109,455	120,738
0.625% 7/15/21 TIPS(z)		409,587	429,333
0.125% 7/15/22 TIPS		122,970	124,272
0.125% 1/15/23 TIPS		202,500	203,337
0.375% 7/15/23 TIPS		120,510	123,596
0.625% 1/15/24 TIPS		100,161	104,374
0.125% 7/15/24 TIPS		98,425	98,459
0.250% 1/15/25		98,671	99,458

			4,654,639

Total Government Securities			11,042,441

Total Long-Term Debt Securities (39.0%) (Cost $11,801,141)			11,465,990

Total Investments (108.4%) (Cost $30,174,084)			31,839,014
Other Assets Less Liabilities (-8.4%)			(2,466,310)

Net Assets (100%)			$29,372,704

*	Non-income producing.

†	Security (totaling $16,058 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $60,908 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $24,425.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $3,655,593 or 12.4% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazillian Real

CVA — Dutch Certification

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

REIC — Real Estate Investment Company

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	4.3%
Austria	0.2
Belgium	0.3
Brazil	0.0 #
Canada	2.3
Denmark	0.6
Finland	0.1
France	7.6
Germany	3.5
Greece	0.2
Hong Kong	4.7
Ireland	0.1
Israel	0.1
Italy	1.7
Japan	8.0
Luxembourg	0.4
Mexico	0.6
Netherlands	0.3
New Zealand	0.7
Norway	0.1
Singapore	2.2
Spain	1.3
Sweden	0.8
Switzerland	0.6
United Kingdom	13.3
United States	54.4
Cash and Other	(8.4)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
10 Year U.S. Treasury Notes	5	June-15	$636,371	$644,531	$8,160

Sales
5 Year U.S. Treasury Notes	3	June-15	$356,177	$360,633	$(4,456)
90 Day Eurodollar	4	June-15	996,458	996,700	(242)
90 Day Eurodollar	3	September-15	745,773	746,400	(627)
90 Day Eurodollar	5	December-15	1,241,052	1,241,812	(760)
90 Day Eurodollar	6	March-16	1,484,184	1,487,400	(3,216)
90 Day Eurodollar	1	June-16	246,374	247,425	(1,051)
90 Day Eurodollar	1	September-16	245,774	246,937	(1,163)
90 Day Eurodollar	1	December-16	245,250	246,488	(1,238)
Euro-Bund	4	June-15	677,999	682,827	(4,828)
U.S. Ultra Bond	3	June-15	492,868	509,625	(16,757)

					$(34,338)

					$(26,178)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	152	$115,771	$119,624	$(3,853)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	430	134,839	135,456	(617)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	285	89,294	90,015	(721)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	147	46,047	46,200	(153)
Brazilian Real vs. U.S. Dollar, expiring 5/5/15	Bank of America	432	134,145	132,768	1,377
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	14	20,767	21,550	(783)
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	595	882,623	885,258	(2,635)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	4	4,301	4,348	(47)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	746	802,137	814,617	(12,480)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	18,200	151,749	152,262	(513)
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	628	41,078	40,375	703
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	354	23,155	23,499	(344)
Singapore Dollar vs. U.S. Dollar, expiring 4/16/15	Bank of America	28	20,553	21,005	(452)

					$(20,518)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	124	$96,402	$94,445	$1,957
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	28	22,034	21,326	708
Australian Dollar vs. U.S. Dollar, expiring 5/6/15	Bank of America	152	119,389	115,534	3,855

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	258	$88,669	$80,900	$7,769
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	432	133,854	135,341	(1,487)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	172	59,175	53,938	5,237
Brazilian Real vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	430	134,331	133,647	684
Brazilian Real vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	2	744	759	(15)
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	10	15,478	14,834	644
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	4	6,175	5,934	241
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	114	173,021	169,108	3,913
British Pound vs. U.S. Dollar, expiring 4/2/15	Bank of America	115	175,257	170,591	4,666
British Pound vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	366	563,761	542,924	20,837
British Pound vs. U.S. Dollar, expiring 4/7/15	Bank of America	1,232	1,856,919	1,827,487	29,432
British Pound vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	595	885,070	882,412	2,658
Canadian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	60	47,981	47,373	608
Canadian Dollar vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	14	11,251	11,054	197
Danish Krone vs. U.S. Dollar, expiring 8/12/15	Credit Suisse	1,155	177,196	166,947	10,249
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	8	8,454	8,602	(148)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	20	22,705	21,505	1,200
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Bank of America	173	183,597	186,018	(2,421)
European Union Euro vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	549	617,211	590,312	26,899
European Union Euro vs. U.S. Dollar, expiring 4/7/15	Bank of America	2,039	2,302,365	2,192,573	109,792
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	113	124,792	121,560	3,232
European Union Euro vs. U.S. Dollar, expiring 5/6/15	Credit Suisse	746	814,976	802,511	12,465
Hong Kong Dollar vs. U.S. Dollar, expiring 4/16/15	Bank of America	186	24,000	24,012	(12)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	4,700	39,542	39,188	354
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Credit Suisse	13,500	113,304	112,561	743
Japanese Yen vs. U.S. Dollar, expiring 5/8/15	Bank of America	18,200	152,326	151,832	494
Korean Won vs. U.S. Dollar, expiring 5/18/15	Credit Suisse	32,700	29,664	29,429	235
Mexican Peso vs. U.S. Dollar, expiring 4/22/15	Credit Suisse	362	24,664	23,700	964
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	64	4,249	4,186	63
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	583	39,168	38,134	1,034
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	56	3,722	3,663	59
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	128	8,390	8,373	17

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Bank of America	63	$4,094	$4,121	$(27)
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	154	10,293	10,073	220
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	75	5,000	4,888	112
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	199	13,239	13,017	222
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Credit Suisse	83	5,548	5,429	119
Mexican Peso vs. U.S. Dollar, expiring 6/9/15	Credit Suisse	2,045	131,193	133,449	(2,256)
New Zealand Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	227	170,580	169,705	875
Singapore Dollar vs. U.S. Dollar, expiring 4/16/15	Bank of America	16	12,000	11,886	114
Swedish Krona vs. U.S. Dollar, expiring 8/12/15	Bank of America	210	25,189	24,441	748

					$247,250

					$226,732

Options Written:

Options written for the three months ended March 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	2	$1,188
Options Written	5	2,160
Options Terminated in Closing Purchase Transactions	(7)	(3,348)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2015	—	$—

Total return swap contracts outstanding as of March 31, 2015:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	$8,441,583	$(26,991)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	200,601	(1,340)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	20,656	102
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	31,918	1,296
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	48,954	868
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	80,287	(1,396)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/29/16	211,789	—

					$(27,461)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$171,534	$—	$171,534
Non-Agency CMO	—	50,791	—	50,791
Common Stocks
Financials	11,468,796	8,702,041	16,058	20,186,895
Health Care	7,928	—	—	7,928
Corporate Bonds
Financials	—	99,952	—	99,952
Health Care	—	101,272	—	101,272
Forward Currency Contracts	—	255,696	—	255,696
Futures	8,160	—	—	8,160
Government Securities
Foreign Governments	—	6,387,802	—	6,387,802
U.S. Treasuries	—	4,654,639	—	4,654,639
Investment Companies
Exchange Traded Funds (ETFs)	126,235	51,966	—	178,201
Total Return Swaps	—	2,266	—	2,266

Total Assets	$11,611,119	$20,477,959	$16,058	$32,105,136

Liabilities:
Forward Currency Contracts	$—	$(28,964)	$—	$(28,964)
Futures	(34,338)	—	—	(34,338)
Total Return Swaps	—	(29,727)	—	(29,727)

Total Liabilities	$(34,338)	$(58,691)	$—	$(93,029)

Total	$11,576,781	$20,419,268	$16,058	$32,012,107

(a)	A security with a market value of $16,058 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,532,477
Aggregate gross unrealized depreciation	(1,228,982)

Net unrealized appreciation	$1,303,495

Federal income tax cost of investments	$30,535,519

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$1,177,202
Cooper Tire & Rubber Co.	33,322	1,427,515
Cooper-Standard Holding, Inc.*	7,900	467,680
Dana Holding Corp.	99,465	2,104,679
Dorman Products, Inc.*	17,700	880,575
Drew Industries, Inc.	18,670	1,148,952
Federal-Mogul Holdings Corp.*	15,100	200,981
Fox Factory Holding Corp.*	700	10,738
Gentherm, Inc.*	22,600	1,141,526
Modine Manufacturing Co.*	32,900	443,163
Motorcar Parts of America, Inc.*	10,300	286,237
Remy International, Inc.	17,795	395,227
Standard Motor Products, Inc.	12,800	540,928
Stoneridge, Inc.*	6,800	76,772
Superior Industries International, Inc.	800	15,144
Tenneco, Inc.*	38,897	2,233,466
Tower International, Inc.*	11,900	316,540

		12,867,325

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	368,776

Distributors (0.3%)
Core-Mark Holding Co., Inc.	16,000	1,029,120
Pool Corp.	29,778	2,077,313

		3,106,433

Diversified Consumer Services (0.9%)
2U, Inc.*	1,500	38,370
American Public Education, Inc.*	15,807	473,894
Ascent Capital Group, Inc., Class A*	9,231	367,486
Bridgepoint Education, Inc.*	1,100	10,615
Bright Horizons Family Solutions, Inc.*	17,690	906,966
Capella Education Co.	7,045	457,080
Career Education Corp.*	5,000	25,150
Carriage Services, Inc.	600	14,322
Chegg, Inc.*	38,400	305,280
Grand Canyon Education, Inc.*	30,748	1,331,388
Houghton Mifflin Harcourt Co.*	62,800	1,474,544
ITT Educational Services, Inc.*	15,800	107,282
K12, Inc.*	21,984	345,588
Liberty Tax, Inc.*	400	11,132
LifeLock, Inc.*	41,100	579,921
Regis Corp.*	32,152	526,007
Sotheby’s, Inc.	35,102	1,483,411
Steiner Leisure Ltd.*	13,032	617,717
Strayer Education, Inc.*	6,500	347,165
Universal Technical Institute, Inc.	11,800	113,280
Weight Watchers International, Inc.*	16,000	111,840

		9,648,438

Hotels, Restaurants & Leisure (3.4%)
Belmond Ltd., Class A*	71,509	878,131
Biglari Holdings, Inc.*	891	368,963
BJ’s Restaurants, Inc.*	17,234	869,455
Bloomin’ Brands, Inc.	44,500	1,082,685
Bob Evans Farms, Inc.	14,890	688,811
Boyd Gaming Corp.*	38,300	543,860
Buffalo Wild Wings, Inc.*	11,300	2,048,012
Caesars Acquisition Co., Class A*	23,400	159,120
Caesars Entertainment Corp.*	23,370	246,086
Cheesecake Factory, Inc.	32,221	1,589,462
Churchill Downs, Inc.	9,293	1,068,416
Chuy’s Holdings, Inc.*	11,000	247,830
ClubCorp Holdings, Inc.	8,500	164,560
Cracker Barrel Old Country Store, Inc.	13,023	1,981,319
Dave & Buster’s Entertainment, Inc.*	9,400	286,324
Del Frisco’s Restaurant Group, Inc.*	11,400	229,710
Denny’s Corp.*	76,200	868,680
Diamond Resorts International, Inc.*	20,400	681,972
DineEquity, Inc.	11,281	1,207,180
El Pollo Loco Holdings, Inc.*	12,700	325,247
Fiesta Restaurant Group, Inc.*	15,400	939,400
Habit Restaurants, Inc., Class A*	6,900	221,766
Ignite Restaurant Group, Inc.*	4,700	22,795
International Speedway Corp., Class A	21,600	704,376
Interval Leisure Group, Inc.	25,200	660,492
Intrawest Resorts Holdings, Inc.*	700	6,104
Isle of Capri Casinos, Inc.*	14,700	206,535
Jack in the Box, Inc.	25,539	2,449,701
Krispy Kreme Doughnuts, Inc.*	44,500	889,555
La Quinta Holdings, Inc.*	25,500	603,840
Life Time Fitness, Inc.*	23,600	1,674,656
Marcus Corp.	11,600	246,964
Marriott Vacations Worldwide Corp.	18,900	1,531,845
Noodles & Co.*	4,900	85,456
Papa John’s International, Inc.	19,342	1,195,529
Penn National Gaming, Inc.*	45,300	709,398
Pinnacle Entertainment, Inc.*	39,500	1,425,555
Popeyes Louisiana Kitchen, Inc.*	13,600	813,552
Potbelly Corp.*	3,400	46,580
Red Robin Gourmet Burgers, Inc.*	8,200	713,400
Ruby Tuesday, Inc.*	21,800	131,018
Ruth’s Hospitality Group, Inc.	15,900	252,492
Scientific Games Corp., Class A*	31,300	327,711
Sonic Corp.	35,938	1,139,235
Speedway Motorsports, Inc.	11,700	266,175
Texas Roadhouse, Inc.	39,618	1,443,284
Vail Resorts, Inc.	22,994	2,378,039
Zoe’s Kitchen, Inc.*	4,500	149,805

		36,771,081

Household Durables (1.2%)
Beazer Homes USA, Inc.*	16,000	283,520
Cavco Industries, Inc.*	4,000	300,240
Ethan Allen Interiors, Inc.	21,554	595,753
Helen of Troy Ltd.*	16,498	1,344,422
Hovnanian Enterprises, Inc., Class A*	44,285	157,655
Installed Building Products, Inc.*	800	17,408
iRobot Corp.*	15,900	518,817
KB Home	56,500	882,530
La-Z-Boy, Inc.	34,709	975,670
Libbey, Inc.	10,600	423,046
M.D.C. Holdings, Inc.	27,500	783,750
M/I Homes, Inc.*	13,600	324,224

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	24,439	$1,188,713
NACCO Industries, Inc., Class A	2,100	111,279
Ryland Group, Inc.	31,356	1,528,291
Standard Pacific Corp.*	100,400	903,600
TRI Pointe Homes, Inc.*	85,601	1,320,823
Universal Electronics, Inc.*	9,800	553,112
WCI Communities, Inc.*	900	21,555
William Lyon Homes, Class A*	8,200	211,724

		12,446,132

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	10,200	120,666
Blue Nile, Inc.*	5,000	159,200
EVINE Live, Inc.*	1,900	12,749
FTD Cos., Inc.*	14,454	432,753
HSN, Inc.	22,868	1,560,284
Lands’ End, Inc.*	9,500	340,860
Nutrisystem, Inc.	16,600	331,668
Orbitz Worldwide, Inc.*	25,700	299,662
Overstock.com, Inc.*	1,400	33,908
Shutterfly, Inc.*	25,497	1,153,484
Travelport Worldwide Ltd.	12,500	208,750
Wayfair, Inc., Class A*	7,300	234,476

		4,888,460

Leisure Products (0.5%)
Arctic Cat, Inc.	4,400	159,808
Brunswick Corp.	53,158	2,734,979
Callaway Golf Co.	52,763	502,831
Nautilus, Inc.*	3,100	47,337
Smith & Wesson Holding Corp.*	48,135	612,759
Sturm Ruger & Co., Inc.	14,400	714,672

		4,772,386

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	12,866	456,614
Carmike Cinemas, Inc.*	15,100	507,360
Central European Media Enterprises Ltd., Class A*	4,100	10,906
Cinedigm Corp., Class A*	2,200	3,564
Crown Media Holdings, Inc., Class A*	84,111	336,444
Cumulus Media, Inc., Class A*	78,100	192,907
Entercom Communications Corp., Class A*	900	10,935
Entravision Communications Corp., Class A	4,400	27,852
Eros International plc*	1,000	17,470
EW Scripps Co., Class A*	20,700	588,708
Global Eagle Entertainment, Inc.*	23,200	308,792
Gray Television, Inc.*	19,100	263,962
Harte-Hanks, Inc.	17,900	139,620
Hemisphere Media Group, Inc.*	200	2,530
Journal Communications, Inc., Class A*	26,300	389,766
Loral Space & Communications, Inc.*	10,096	690,970
McClatchy Co., Class A*	22,500	41,400
MDC Partners, Inc., Class A	22,200	629,370
Media General, Inc.*	46,400	765,136
Meredith Corp.	20,700	1,154,439
National CineMedia, Inc.	38,023	574,147
New Media Investment Group, Inc.	25,900	619,787
New York Times Co., Class A	80,000	1,100,800
Nexstar Broadcasting Group, Inc., Class A	19,900	1,138,678
Rentrak Corp.*	5,700	316,692
Scholastic Corp.	22,160	907,231
Sinclair Broadcast Group, Inc., Class A	46,300	1,454,283
Time, Inc.	63,600	1,427,184
World Wrestling Entertainment, Inc., Class A	16,500	231,165

		14,308,712

Multiline Retail (0.2%)
Burlington Stores, Inc.*	16,500	980,430
Fred’s, Inc., Class A	35,015	598,406
Tuesday Morning Corp.*	29,000	466,900

		2,045,736

Specialty Retail (3.3%)
Aeropostale, Inc.*	36,100	125,267
American Eagle Outfitters, Inc.	112,100	1,914,668
America’s Car-Mart, Inc.*	3,300	179,025
ANN, Inc.*	27,004	1,107,974
Asbury Automotive Group, Inc.*	20,842	1,731,970
Barnes & Noble, Inc.*	21,300	505,875
bebe stores, Inc.	7,600	27,588
Boot Barn Holdings, Inc.*	2,200	52,624
Brown Shoe Co., Inc.	27,663	907,347
Buckle, Inc.	17,889	913,949
Build-A-Bear Workshop, Inc.*	2,600	51,090
Cato Corp., Class A	15,723	622,631
Children’s Place, Inc.	15,690	1,007,141
Citi Trends, Inc.*	700	18,900
Conn’s, Inc.*	14,400	436,032
Container Store Group, Inc.*	9,700	184,785
Destination Maternity Corp.	5,500	82,830
Express, Inc.*	63,700	1,052,961
Finish Line, Inc., Class A	29,613	726,111
Five Below, Inc.*	31,305	1,113,519
Francesca’s Holdings Corp.*	24,800	441,440
Genesco, Inc.*	16,957	1,207,847
Group 1 Automotive, Inc.	14,737	1,272,245
Guess?, Inc.	35,400	658,086
Haverty Furniture Cos., Inc.	13,300	330,904
Hibbett Sports, Inc.*	19,355	949,556
Kirkland’s, Inc.*	2,600	61,750
Lithia Motors, Inc., Class A	16,100	1,600,501
Lumber Liquidators Holdings, Inc.*	16,776	516,365
MarineMax, Inc.*	14,400	381,744
Mattress Firm Holding Corp.*	7,600	529,264
Men’s Wearhouse, Inc.	29,451	1,537,342
Monro Muffler Brake, Inc.	21,604	1,405,340
Office Depot, Inc.*	306,655	2,821,226
Outerwall, Inc.	12,286	812,350
Pep Boys-Manny, Moe & Jack*	39,777	382,655
Pier 1 Imports, Inc.	50,156	701,181
Rent-A-Center, Inc.	34,103	935,786
Restoration Hardware Holdings, Inc.*	20,300	2,013,557
Select Comfort Corp.*	31,200	1,075,464
Shoe Carnival, Inc.	5,800	170,752
Sonic Automotive, Inc., Class A	30,125	750,113
Stage Stores, Inc.	21,774	499,060

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Stein Mart, Inc.	11,100	$138,195
Systemax, Inc.*	10,671	130,400
Tile Shop Holdings, Inc.*	3,100	37,541
Tilly’s, Inc., Class A*	11,800	184,670
Vitamin Shoppe, Inc.*	21,000	864,990
Winmark Corp.	200	17,514
Zumiez, Inc.*	12,700	511,175

		35,701,300

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	19,268	1,173,421
Crocs, Inc.*	63,734	752,699
G-III Apparel Group Ltd.*	12,100	1,363,065
Iconix Brand Group, Inc.*	29,331	987,575
Movado Group, Inc.	12,300	350,796
Oxford Industries, Inc.	10,300	777,135
Perry Ellis International, Inc.*	1,200	27,792
Quiksilver, Inc.*	12,900	23,865
Sequential Brands Group, Inc.*	1,400	14,980
Skechers U.S.A., Inc., Class A*	23,279	1,673,993
Steven Madden Ltd.*	41,140	1,563,320
Tumi Holdings, Inc.*	32,400	792,504
Unifi, Inc.*	3,000	108,270
Vera Bradley, Inc.*	9,927	161,115
Vince Holding Corp.*	7,200	133,560
Wolverine World Wide, Inc.	64,280	2,150,166

		12,054,256

Total Consumer Discretionary		148,979,035

Consumer Staples (3.1%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	1,330,048
Coca-Cola Bottling Co. Consolidated	1,400	158,284
National Beverage Corp.*	8,900	217,249

		1,705,581

Food & Staples Retailing (1.0%)
Andersons, Inc.	16,409	678,840
Casey’s General Stores, Inc.	22,113	1,992,381
Chefs’ Warehouse, Inc.*	3,300	74,019
Diplomat Pharmacy, Inc.*	7,000	242,060
Fresh Market, Inc.*	24,700	1,003,808
Ingles Markets, Inc., Class A	7,600	376,048
Natural Grocers by Vitamin Cottage, Inc.*	6,100	168,421
PriceSmart, Inc.	13,052	1,109,159
Smart & Final Stores, Inc.*	9,000	158,400
SpartanNash Co.	23,270	734,401
SUPERVALU, Inc.*	117,400	1,365,362
United Natural Foods, Inc.*	32,188	2,479,764
Village Super Market, Inc., Class A	200	6,288
Weis Markets, Inc.	7,751	385,690

		10,774,641

Food Products (1.5%)
Alico, Inc.	300	15,378
B&G Foods, Inc.	31,800	935,874
Boulder Brands, Inc.*	43,200	411,696
Calavo Growers, Inc.	7,800	401,076
Cal-Maine Foods, Inc.	23,384	913,379
Darling Ingredients, Inc.*	100,099	1,402,387
Dean Foods Co.	53,900	890,967
Diamond Foods, Inc.*	12,937	421,358
Farmer Bros Co.*	3,717	91,996
Fresh Del Monte Produce, Inc.	26,804	1,042,944
Freshpet, Inc.*	7,300	141,839
J&J Snack Foods Corp.	8,603	917,940
John B. Sanfilippo & Son, Inc.	1,400	60,340
Lancaster Colony Corp.	13,737	1,307,350
Landec Corp.*	800	11,160
Lifeway Foods, Inc.*	12,815	274,113
Limoneira Co.	500	10,900
Post Holdings, Inc.*	30,500	1,428,620
Sanderson Farms, Inc.	13,793	1,098,613
Seaboard Corp.*	167	690,044
Seneca Foods Corp., Class A*	5,400	160,974
Snyder’s-Lance, Inc.	34,640	1,107,094
Tootsie Roll Industries, Inc.	14,056	476,793
TreeHouse Foods, Inc.*	24,033	2,043,286

		16,256,121

Household Products (0.2%)
Central Garden & Pet Co., Class A*	16,933	179,828
HRG Group, Inc.*	47,900	597,792
WD-40 Co.	12,027	1,064,871

		1,842,491

Personal Products (0.1%)
Elizabeth Arden, Inc.*	19,800	308,880
Inter Parfums, Inc.	9,100	296,842
Medifast, Inc.*	800	23,976
Revlon, Inc., Class A*	6,800	280,160
Synutra International, Inc.*	46,100	295,040
USANA Health Sciences, Inc.*	3,500	388,920

		1,593,818

Tobacco (0.1%)
Universal Corp.	16,753	790,071
Vector Group Ltd.	40,332	886,094

		1,676,165

Total Consumer Staples		33,848,817

Energy (3.2%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	18,300	126,819
Bristow Group, Inc.	23,080	1,256,706
C&J Energy Services Ltd.*	31,700	352,821
CARBO Ceramics, Inc.	13,400	408,834
CHC Group Ltd.*	3,000	3,990
Era Group, Inc.*	13,600	283,424
Exterran Holdings, Inc.	36,800	1,235,376
FMSA Holdings, Inc.*	28,400	205,616
Forum Energy Technologies, Inc.*	34,400	674,240
Geospace Technologies Corp.*	9,000	148,590
Gulf Island Fabrication, Inc.	8,496	126,251
Gulfmark Offshore, Inc., Class A	19,255	251,085
Helix Energy Solutions Group, Inc.*	70,200	1,050,192
Hercules Offshore, Inc.*	97,424	40,840
Hornbeck Offshore Services, Inc.*	25,534	480,295
ION Geophysical Corp.*	105,500	228,935
Key Energy Services, Inc.*	107,572	195,781
Matrix Service Co.*	18,600	326,616
McDermott International, Inc.*	136,900	525,696
Natural Gas Services Group, Inc.*	9,077	174,460
Newpark Resources, Inc.*	70,202	639,540
North Atlantic Drilling Ltd.	43,684	50,673

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nuverra Environmental Solutions, Inc.*	2,500	$8,900
Parker Drilling Co.*	102,029	356,081
PHI, Inc. (Non-Voting)*	9,000	270,720
Pioneer Energy Services Corp.*	43,400	235,228
RigNet, Inc.*	7,600	217,284
SEACOR Holdings, Inc.*	13,600	947,512
Tesco Corp.	20,200	229,674
TETRA Technologies, Inc.*	70,061	432,977
Vantage Drilling Co.*	17,700	5,797
Willbros Group, Inc.*	16,798	55,601

		11,546,554

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	37,600	122,200
Alon USA Energy, Inc.	16,000	265,120
Alpha Natural Resources, Inc.*	149,600	149,585
Approach Resources, Inc.*	23,400	154,206
Arch Coal, Inc.*	151,100	151,085
Bill Barrett Corp.*	36,802	305,457
Bonanza Creek Energy, Inc.*	23,300	574,578
BPZ Resources, Inc.*	25,055	656
Callon Petroleum Co.*	6,800	50,796
Carrizo Oil & Gas, Inc.*	26,003	1,291,049
Clayton Williams Energy, Inc.*	5,400	273,402
Clean Energy Fuels Corp.*	47,059	251,060
Cloud Peak Energy, Inc.*	44,777	260,602
Comstock Resources, Inc.	35,000	124,950
Contango Oil & Gas Co.*	10,649	234,278
Delek U.S. Holdings, Inc.	34,200	1,359,450
DHT Holdings, Inc.	53,100	370,638
Diamondback Energy, Inc.*	24,300	1,867,212
Dorian LPG Ltd.*	1,400	18,242
Eclipse Resources Corp.*	35,794	201,162
Emerald Oil, Inc.*	12,400	9,176
Energy XXI Ltd.	56,882	207,051
EXCO Resources, Inc.	91,900	168,177
FX Energy, Inc.*	12,700	15,875
GasLog Ltd.	20,100	390,342
Gastar Exploration, Inc.*	12,400	32,488
Goodrich Petroleum Corp.*	17,600	62,480
Green Plains, Inc.	21,700	619,535
Halcon Resources Corp.*	140,150	215,831
Isramco, Inc.*	1,521	191,342
Jones Energy, Inc., Class A*	9,700	87,106
Jura Energy Corp.*	690	128
Magnum Hunter Resources Corp.*	104,900	280,083
Matador Resources Co.*	42,300	927,216
Midstates Petroleum Co., Inc.*	4,800	4,080
Navios Maritime Acquisition Corp.	7,500	26,550
Nordic American Tankers Ltd.	51,101	608,613
Northern Oil and Gas, Inc.*	45,861	353,588
Parsley Energy, Inc., Class A*	30,800	492,184
PDC Energy, Inc.*	21,161	1,143,540
Penn Virginia Corp.*	35,300	228,744
PetroQuest Energy, Inc.*	27,500	63,250
Renewable Energy Group, Inc.*	3,200	29,504
Resolute Energy Corp.*	30,500	17,184
REX American Resources Corp.*	3,600	218,916
Rex Energy Corp.*	24,000	89,280
Rosetta Resources, Inc.*	39,624	674,400
RSP Permian, Inc.*	14,056	354,071
Sanchez Energy Corp.*	29,500	383,795
Scorpio Tankers, Inc.	110,000	1,036,200
SemGroup Corp., Class A	25,600	2,082,304
Ship Finance International Ltd.	36,005	532,874
Solazyme, Inc.*	32,400	92,664
Stone Energy Corp.*	32,982	484,176
Swift Energy Co.*	34,769	75,101
Synergy Resources Corp.*	47,300	560,505
Teekay Tankers Ltd., Class A	24,857	142,679
Triangle Petroleum Corp.*	36,900	185,607
VAALCO Energy, Inc.*	34,800	85,260
W&T Offshore, Inc.	25,444	130,019
Western Refining, Inc.	33,203	1,639,896
Westmoreland Coal Co.*	8,700	232,812

		23,200,354

Total Energy		34,746,908

Financials (23.5%)
Banks (7.4%)
1st Source Corp.	8,520	273,748
American National Bankshares, Inc.	200	4,516
Ameris Bancorp	9,354	246,852
Ames National Corp.	5,250	130,462
Arrow Financial Corp.	5,066	137,542
Banc of California, Inc.	5,300	65,243
BancFirst Corp.	1,300	79,274
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	809,290
Bancorp, Inc.*	17,900	161,637
BancorpSouth, Inc.	61,300	1,423,386
Bank of Kentucky Financial Corp.	600	29,430
Bank of Marin Bancorp/California	1,900	96,710
Bank of the Ozarks, Inc.	49,576	1,830,842
Banner Corp.	12,000	550,800
BBCN Bancorp, Inc.	48,269	698,452
Blue Hills Bancorp, Inc.*	2,100	27,762
BNC Bancorp	2,200	39,820
Boston Private Financial Holdings, Inc.	61,370	745,645
Bridge Bancorp, Inc.	4,181	107,995
Bridge Capital Holdings*	12,800	334,208
Bryn Mawr Bank Corp.	5,280	160,565
C1 Financial, Inc.*	300	5,625
Camden National Corp.	3,100	123,504
Capital Bank Financial Corp., Class A*	16,800	463,848
Capital City Bank Group, Inc.	5,800	94,250
Cardinal Financial Corp.	20,800	415,584
Cascade Bancorp*	32,339	155,227
Cathay General Bancorp	52,247	1,486,427
CenterState Banks, Inc.	10,093	120,208
Central Pacific Financial Corp.	10,600	243,482
Chemical Financial Corp.	17,541	550,086
Citizens & Northern Corp.	6,502	131,210
City Holding Co.	14,550	684,286
CNB Financial Corp./Pennsylvania	3,900	66,378
CoBiz Financial, Inc.	14,121	173,971
Columbia Banking System, Inc.	39,385	1,140,983
Community Bank System, Inc.	25,878	915,822
Community Trust Bancorp, Inc.	14,625	484,965

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
CommunityOne Bancorp*	4,572	$44,988
ConnectOne Bancorp, Inc.	4,000	77,840
CU Bancorp*	400	9,100
Customers Bancorp, Inc.*	14,900	362,964
CVB Financial Corp.	69,987	1,115,593
Eagle Bancorp, Inc.*	13,750	528,000
Enterprise Financial Services Corp.	6,595	136,253
F.N.B. Corp./Pennsylvania	94,051	1,235,830
FCB Financial Holdings, Inc., Class A*	5,600	153,272
Fidelity Southern Corp.	1,500	25,320
Financial Institutions, Inc.	5,600	128,408
First Bancorp, Inc./Maine	4,319	75,367
First Bancorp/North Carolina	7,910	138,900
First BanCorp/Puerto Rico*	52,500	325,500
First Busey Corp.	43,306	289,717
First Business Financial Services, Inc.	100	4,324
First Citizens BancShares, Inc./North Carolina, Class A	5,600	1,454,264
First Commonwealth Financial Corp.	76,813	691,317
First Community Bancshares, Inc./Virginia	7,100	124,463
First Connecticut Bancorp, Inc./Connecticut	14,700	225,939
First Financial Bancorp	47,316	842,698
First Financial Bankshares, Inc.	41,224	1,139,431
First Financial Corp./Indiana	4,700	168,683
First Interstate BancSystem, Inc., Class A	10,400	289,328
First Merchants Corp.	20,400	480,216
First Midwest Bancorp, Inc./Illinois	43,668	758,513
First NBC Bank Holding Co.*	8,600	283,628
First of Long Island Corp.	4,350	110,925
FirstMerit Corp.	94,514	1,801,437
Flushing Financial Corp.	24,842	498,579
German American Bancorp, Inc.	5,600	164,808
Glacier Bancorp, Inc.	47,014	1,182,402
Great Southern Bancorp, Inc.	4,730	186,315
Great Western Bancorp, Inc.	7,800	171,678
Green Bancorp, Inc.*	1,300	14,534
Guaranty Bancorp	500	8,480
Hancock Holding Co.	54,886	1,638,896
Hanmi Financial Corp.	23,900	505,485
Heartland Financial USA, Inc.	7,900	257,777
Heritage Financial Corp./Washington	17,362	295,154
Heritage Oaks Bancorp	600	4,986
Hilltop Holdings, Inc.*	42,000	816,480
Home BancShares, Inc./Arkansas	31,200	1,057,368
HomeTrust Bancshares, Inc.*	1,600	25,552
Horizon Bancorp/Indiana	200	4,678
Hudson Valley Holding Corp.	7,200	184,032
IBERIABANK Corp.	17,885	1,127,292
Independent Bank Corp./Massachusetts	19,586	859,238
Independent Bank Corp./Michigan	1,400	17,962
Independent Bank Group, Inc.	2,500	97,275
International Bancshares Corp.	34,190	889,966
Investors Bancorp, Inc.	206,440	2,419,477
Lakeland Bancorp, Inc.	17,435	200,502
Lakeland Financial Corp.	12,400	503,192
LegacyTexas Financial Group, Inc.	25,560	580,979
Macatawa Bank Corp.	400	2,140
MainSource Financial Group, Inc.	11,481	225,487
MB Financial, Inc.	41,451	1,297,831
Mercantile Bank Corp.	800	15,640
Merchants Bancshares, Inc./Vermont	1,800	52,506
Metro Bancorp, Inc.	7,323	201,895
MidSouth Bancorp, Inc.	300	4,425
MidWestOne Financial Group, Inc.	100	2,883
National Bank Holdings Corp., Class A	35,400	665,874
National Bankshares, Inc./Virginia	100	2,984
National Penn Bancshares, Inc.	79,791	859,349
NBT Bancorp, Inc.	24,582	616,025
NewBridge Bancorp	800	7,136
Northrim BanCorp, Inc.	300	7,362
OFG Bancorp	39,100	638,112
Old Line Bancshares, Inc.	200	3,160
Old National Bancorp/Indiana	75,539	1,071,898
Opus Bank	3,800	117,344
Pacific Continental Corp.	9,330	123,343
Pacific Premier Bancorp, Inc.*	900	14,571
Palmetto Bancshares, Inc.	200	3,800
Park National Corp.	10,148	868,263
Park Sterling Corp.	1,900	13,490
Peapack-Gladstone Financial Corp.	700	15,120
Penns Woods Bancorp, Inc.	1,200	58,692
Peoples Bancorp, Inc./Ohio	6,520	154,133
Peoples Financial Services Corp.	400	17,948
Pinnacle Financial Partners, Inc.	25,800	1,147,068
Preferred Bank/California	1,100	30,217
PrivateBancorp, Inc.	44,370	1,560,493
Prosperity Bancshares, Inc.	40,184	2,108,856
Renasant Corp.	16,481	495,254
Republic Bancorp, Inc./Kentucky, Class A	4,800	118,704
Republic First Bancorp, Inc.*	800	2,904
S&T Bancorp, Inc.	20,325	576,824
Sandy Spring Bancorp, Inc.	19,851	520,692
Seacoast Banking Corp. of Florida*	2,800	39,956
ServisFirst Bancshares, Inc.	2,300	75,877
Sierra Bancorp	6,166	102,972
Simmons First National Corp., Class A	10,800	491,076
South State Corp.	15,880	1,086,033
Southside Bancshares, Inc.	14,237	408,460
Southwest Bancorp, Inc./Oklahoma	9,357	166,461
Square 1 Financial, Inc., Class A*	10,100	270,377
State Bank Financial Corp.	23,200	487,200
Sterling Bancorp/Delaware	56,593	758,912
Stock Yards Bancorp, Inc.	5,400	185,922
Stonegate Bank	500	15,095
Suffolk Bancorp	4,462	106,017
Sun Bancorp, Inc./New Jersey*	14,160	267,766

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Susquehanna Bancshares, Inc.	127,137	$1,743,048
Talmer Bancorp, Inc., Class A	11,600	177,654
Texas Capital Bancshares, Inc.*	26,123	1,270,884
Tompkins Financial Corp.	9,900	533,115
Towne Bank/Virginia	31,540	507,163
TriCo Bancshares	13,016	314,076
TriState Capital Holdings, Inc.*	1,600	16,752
Triumph Bancorp, Inc.*	600	8,196
Trustmark Corp.	42,980	1,043,554
UMB Financial Corp.	21,518	1,138,087
Umpqua Holdings Corp.	106,022	1,821,458
Union Bankshares Corp.	29,755	660,859
United Bankshares, Inc./West Virginia	43,305	1,627,402
United Community Banks, Inc./Georgia	23,900	451,232
Univest Corp. of Pennsylvania	5,134	101,602
Valley National Bancorp	116,846	1,103,026
Washington Trust Bancorp, Inc.	9,900	378,081
Webster Financial Corp.	56,165	2,080,913
WesBanco, Inc.	22,394	729,597
West Bancorp, Inc.	400	7,956
Westamerica Bancorp	17,874	772,336
Western Alliance Bancorp*	51,260	1,519,346
Wilshire Bancorp, Inc.	45,700	455,629
Wintrust Financial Corp.	24,912	1,187,804
Yadkin Financial Corp.*	3,900	79,170

		79,758,827

Capital Markets (1.6%)
Actua Corp.*	26,300	407,387
Arlington Asset Investment Corp., Class A	11,400	274,284
Ashford, Inc.*	602	71,494
BGC Partners, Inc., Class A	100,400	948,780
Calamos Asset Management, Inc., Class A	1,900	25,555
Cohen & Steers, Inc.	14,609	598,239
Cowen Group, Inc., Class A*	66,200	344,240
Diamond Hill Investment Group, Inc.	1,113	178,080
Evercore Partners, Inc., Class A	20,411	1,054,432
FBR & Co.*	600	13,866
Fifth Street Asset Management, Inc.	4,500	50,715
Financial Engines, Inc.	32,600	1,363,658
FXCM, Inc., Class A	49,300	105,009
GAMCO Investors, Inc., Class A	3,700	290,487
GFI Group, Inc.	18,400	109,112
Greenhill & Co., Inc.	20,700	820,755
HFF, Inc., Class A	21,300	799,602
INTL FCStone, Inc.*	5,400	160,542
Investment Technology Group, Inc.*	26,900	815,339
Janus Capital Group, Inc.	101,100	1,737,909
KCG Holdings, Inc., Class A*	23,146	283,770
Ladenburg Thalmann Financial Services, Inc.*	13,800	53,268
Manning & Napier, Inc.	800	10,408
Medley Management, Inc., Class A	700	7,693
Moelis & Co., Class A	6,000	180,720
OM Asset Management plc	9,900	184,536
Oppenheimer Holdings, Inc., Class A	4,400	103,224
Piper Jaffray Cos.*	11,300	592,798
Pzena Investment Management, Inc., Class A	28,511	261,446
RCS Capital Corp., Class A	19,100	203,224
Safeguard Scientifics, Inc.*	7,500	135,600
Silvercrest Asset Management Group, Inc., Class A	200	2,850
Stifel Financial Corp.*	40,686	2,268,244
Virtus Investment Partners, Inc.	4,278	559,434
Walter Investment Management Corp.*	25,102	405,397
Westwood Holdings Group, Inc.	2,597	156,599
WisdomTree Investments, Inc.	68,000	1,459,280

		17,037,976

Consumer Finance (0.7%)
Cash America International, Inc.	17,938	417,955
Consumer Portfolio Services, Inc.*	1,800	12,582
Credit Acceptance Corp.*	3,800	741,000
Encore Capital Group, Inc.*	15,600	648,804
Enova International, Inc.*	16,413	323,172
Ezcorp, Inc., Class A*	37,296	340,513
First Cash Financial Services, Inc.*	20,968	975,431
Green Dot Corp., Class A*	17,100	272,232
JG Wentworth Co., Class A*	2,600	27,014
Nelnet, Inc., Class A	16,369	774,581
Nicholas Financial, Inc.*	600	8,406
PRA Group, Inc.*	28,848	1,567,023
Regional Management Corp.*	1,100	16,236
Springleaf Holdings, Inc.*	14,400	745,488
World Acceptance Corp.*	7,381	538,223

		7,408,660

Diversified Financial Services (0.3%)
Gain Capital Holdings, Inc.	11,800	115,286
MarketAxess Holdings, Inc.	21,612	1,791,635
Marlin Business Services Corp.	400	8,012
NewStar Financial, Inc.*	15,700	184,161
PHH Corp.*	29,115	703,709
PICO Holdings, Inc.*	2,200	35,662
Resource America, Inc., Class A	700	6,370

		2,844,835

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	738,100
American Equity Investment Life Holding Co.	49,493	1,441,731
AMERISAFE, Inc.	14,200	656,750
AmTrust Financial Services, Inc.	21,417	1,220,448
Argo Group International Holdings Ltd.	16,645	834,747
Atlas Financial Holdings, Inc.*	500	8,835
Baldwin & Lyons, Inc., Class B	4,423	103,764
Citizens, Inc./Texas*	18,349	113,030
CNO Financial Group, Inc.	134,101	2,309,219
Crawford & Co., Class B	1,500	12,960
Donegal Group, Inc., Class A	7,344	115,448
eHealth, Inc.*	3,000	28,140
EMC Insurance Group, Inc.	1,000	33,800
Employers Holdings, Inc.	19,701	531,730
Enstar Group Ltd.*	6,488	920,388
FBL Financial Group, Inc., Class A	5,600	347,256

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Federated National Holding Co.	5,800	$177,480
Fidelity & Guaranty Life	5,200	110,240
First American Financial Corp.	61,300	2,187,184
Global Indemnity plc*	10,000	277,500
Greenlight Capital Reinsurance Ltd., Class A*	23,193	737,537
Hallmark Financial Services, Inc.*	300	3,180
HCI Group, Inc.	3,600	165,132
Heritage Insurance Holdings, Inc.*	4,800	105,648
Horace Mann Educators Corp.	23,037	787,865
Infinity Property & Casualty Corp.	7,352	603,232
Kansas City Life Insurance Co.	2,806	128,880
Kemper Corp.	26,800	1,044,128
Maiden Holdings Ltd.	43,061	638,595
Meadowbrook Insurance Group, Inc.	26,377	224,204
Montpelier Reinsurance Holdings Ltd.	22,593	868,475
National General Holdings Corp.	20,500	383,350
National Interstate Corp.	6,600	185,328
National Western Life Insurance Co., Class A	1,600	406,880
Navigators Group, Inc.*	8,503	661,873
OneBeacon Insurance Group Ltd., Class A	11,100	168,831
Phoenix Cos., Inc.*	1,300	64,987
Primerica, Inc.	31,500	1,603,350
RLI Corp.	30,296	1,587,813
Safety Insurance Group, Inc.	10,875	649,781
Selective Insurance Group, Inc.	31,532	916,005
State Auto Financial Corp.	7,034	170,856
State National Cos., Inc.	7,200	71,640
Stewart Information Services Corp.	12,627	513,161
Symetra Financial Corp.	49,600	1,163,616
Third Point Reinsurance Ltd.*	32,700	462,705
United Fire Group, Inc.	20,164	640,610
United Insurance Holdings Corp.	9,300	209,250
Universal Insurance Holdings, Inc.	17,900	458,061

		27,793,723

Real Estate Investment Trusts (REITs) (8.8%)
Acadia Realty Trust (REIT)	37,273	1,300,082
AG Mortgage Investment Trust, Inc. (REIT)	16,900	318,396
Agree Realty Corp. (REIT)	10,100	332,997
Alexander’s, Inc. (REIT)	1,775	810,430
Altisource Residential Corp. (REIT)	34,800	725,928
American Assets Trust, Inc. (REIT)	24,218	1,048,155
American Capital Mortgage Investment Corp. (REIT)	41,874	752,057
American Residential Properties, Inc. (REIT)*	18,500	332,815
Anworth Mortgage Asset Corp. (REIT)	93,511	475,971
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,000	429,500
Apollo Residential Mortgage, Inc. (REIT)	19,700	314,215
Ares Commercial Real Estate Corp. (REIT)	4,600	50,830
Armada Hoffler Properties, Inc. (REIT)	3,300	35,178
ARMOUR Residential REIT, Inc. (REIT)	265,614	841,996
Ashford Hospitality Prime, Inc. (REIT)	6,200	103,974
Ashford Hospitality Trust, Inc. (REIT)	43,700	420,394
Associated Estates Realty Corp. (REIT)	30,124	743,460
Aviv REIT, Inc. (REIT)	11,300	412,450
Campus Crest Communities, Inc. (REIT)	25,600	183,296
Capstead Mortgage Corp. (REIT)	63,337	745,477
CareTrust REIT, Inc. (REIT)	13,213	179,168
CatchMark Timber Trust, Inc. (REIT), Class A	9,000	105,480
Cedar Realty Trust, Inc. (REIT)	45,900	343,791
Chambers Street Properties (REIT)	168,600	1,328,568
Chatham Lodging Trust (REIT)	19,500	573,495
Chesapeake Lodging Trust (REIT)	27,900	943,857
Colony Financial, Inc. (REIT), Class A	62,246	1,613,416
CorEnergy Infrastructure Trust, Inc. (REIT)	2,100	14,553
CoreSite Realty Corp. (REIT)	14,400	700,992
Cousins Properties, Inc. (REIT)	126,906	1,345,204
CubeSmart (REIT)	93,968	2,269,327
CyrusOne, Inc. (REIT)	19,100	594,392
CYS Investments, Inc. (REIT)	119,475	1,064,522
DCT Industrial Trust, Inc. (REIT)	47,350	1,641,151
DiamondRock Hospitality Co. (REIT)	123,698	1,747,853
DuPont Fabros Technology, Inc. (REIT)	43,200	1,411,776
Dynex Capital, Inc. (REIT)	13,400	113,498
EastGroup Properties, Inc. (REIT)	21,827	1,312,676
Education Realty Trust, Inc. (REIT)	26,498	937,499
Empire State Realty Trust, Inc. (REIT), Class A	51,100	961,191
EPR Properties (REIT)	32,914	1,975,828
Equity One, Inc. (REIT)	39,386	1,051,212
Excel Trust, Inc. (REIT)	35,400	496,308
FelCor Lodging Trust, Inc. (REIT)	74,272	853,385
First Industrial Realty Trust, Inc. (REIT)	69,230	1,483,599
First Potomac Realty Trust (REIT)	31,244	371,491
Franklin Street Properties Corp. (REIT)	55,099	706,369
Geo Group, Inc. (REIT)	46,842	2,048,869
Getty Realty Corp. (REIT)	11,720	213,304
Gladstone Commercial Corp. (REIT)	3,200	59,552
Government Properties Income Trust (REIT)	37,066	846,958
Gramercy Property Trust, Inc. (REIT)	26,775	751,574

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,800	$69,464
Hatteras Financial Corp. (REIT)	55,600	1,009,696
Healthcare Realty Trust, Inc. (REIT)	63,558	1,765,641
Hersha Hospitality Trust (REIT)	122,477	792,426
Highwoods Properties, Inc. (REIT)	51,795	2,371,175
Hudson Pacific Properties, Inc. (REIT)	38,100	1,264,539
InfraREIT, Inc. (REIT)	13,624	389,510
Inland Real Estate Corp. (REIT)	57,908	619,037
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,161,551
Investors Real Estate Trust (REIT)	60,196	451,470
iStar Financial, Inc. (REIT)*	51,000	663,000
Kite Realty Group Trust (REIT)	20,257	570,640
LaSalle Hotel Properties (REIT)	63,240	2,457,506
Lexington Realty Trust (REIT)	119,286	1,172,581
LTC Properties, Inc. (REIT)	21,469	987,574
Mack-Cali Realty Corp. (REIT)	51,100	985,208
Medical Properties Trust, Inc. (REIT)	121,774	1,794,949
Monmouth Real Estate Investment Corp. (REIT)	32,251	358,309
National Health Investors, Inc. (REIT)	21,528	1,528,703
New Residential Investment Corp. (REIT)	85,700	1,288,071
New York Mortgage Trust, Inc. (REIT)	46,600	361,616
New York REIT, Inc. (REIT)	101,500	1,063,720
One Liberty Properties, Inc. (REIT)	8,300	202,686
Owens Realty Mortgage, Inc. (REIT)	300	4,494
Parkway Properties, Inc. (REIT)	45,017	781,045
Pebblebrook Hotel Trust (REIT)	42,843	1,995,199
Pennsylvania Real Estate Investment Trust (REIT)	44,352	1,030,297
PennyMac Mortgage Investment Trust (REIT)	42,545	905,783
Physicians Realty Trust (REIT)	40,900	720,249
Potlatch Corp. (REIT)	29,144	1,166,926
PS Business Parks, Inc. (REIT)	11,580	961,603
QTS Realty Trust, Inc. (REIT), Class A	8,400	305,844
RAIT Financial Trust (REIT)	41,800	286,748
Ramco-Gershenson Properties Trust (REIT)	41,400	770,040
Redwood Trust, Inc. (REIT)	49,391	882,617
Resource Capital Corp. (REIT)	74,994	340,473
Retail Opportunity Investments Corp. (REIT)	45,000	823,500
Rexford Industrial Realty, Inc. (REIT)	26,500	418,965
RLJ Lodging Trust (REIT)	74,300	2,326,333
Rouse Properties, Inc. (REIT)	21,400	405,744
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,817,189
Sabra Health Care REIT, Inc. (REIT)	31,383	1,040,347
Saul Centers, Inc. (REIT)	5,600	320,320
Select Income REIT (REIT)	21,200	529,788
Silver Bay Realty Trust Corp. (REIT)	22,200	358,752
Sovran Self Storage, Inc. (REIT)	20,062	1,884,624
STAG Industrial, Inc. (REIT)	32,600	766,752
STORE Capital Corp. (REIT)	18,308	427,492
Strategic Hotels & Resorts, Inc. (REIT)*	155,110	1,928,017
Summit Hotel Properties, Inc. (REIT)	61,700	868,119
Sun Communities, Inc. (REIT)	27,628	1,843,340
Sunstone Hotel Investors, Inc. (REIT)	113,550	1,892,879
Terreno Realty Corp. (REIT)	24,600	560,880
Trade Street Residential, Inc. (REIT)	400	2,864
UMH Properties, Inc. (REIT)	800	8,056
Universal Health Realty Income Trust (REIT)	10,250	576,563
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	241,876
Washington Real Estate Investment Trust (REIT)	48,017	1,326,710
Western Asset Mortgage Capital Corp. (REIT)	24,000	361,920
Whitestone REIT (REIT)	3,700	58,756

		94,708,635

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	29,200	1,260,856
Altisource Asset Management Corp.*	1,000	185,130
Altisource Portfolio Solutions S.A.*	14,000	180,180
AV Homes, Inc.*	3,800	60,648
Consolidated-Tomoka Land Co.	3,100	184,946
Forestar Group, Inc.*	31,321	493,932
FRP Holdings, Inc.*	100	3,640
Kennedy-Wilson Holdings, Inc.	40,000	1,045,600
Marcus & Millichap, Inc.*	4,200	157,416
RE/MAX Holdings, Inc., Class A	4,000	132,840
St. Joe Co.*	36,400	675,584
Tejon Ranch Co.*	6,402	169,333

		4,550,105

Thrifts & Mortgage Finance (1.7%)
Anchor BanCorp Wisconsin, Inc.*	400	13,892
Astoria Financial Corp.	48,053	622,286
Bank Mutual Corp.	2,100	15,372
BankFinancial Corp.	15,921	209,202
BBX Capital Corp., Class A*	800	14,880
Beneficial Bancorp, Inc.*	26,038	293,969
Berkshire Hills Bancorp, Inc.	22,894	634,164
BofI Holding, Inc.*	7,700	716,408
Brookline Bancorp, Inc.	60,777	610,809
Capitol Federal Financial, Inc.	100,900	1,261,250
Charter Financial Corp./Maryland	400	4,600
Clifton Bancorp, Inc.	12,004	169,376
Dime Community Bancshares, Inc.	15,501	249,566
Essent Group Ltd.*	24,000	573,840

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
EverBank Financial Corp.	54,500	$982,635
Federal Agricultural Mortgage Corp., Class C	5,100	143,769
First Defiance Financial Corp.	400	13,128
First Financial Northwest, Inc.	300	3,705
Flagstar Bancorp, Inc.*	7,000	101,570
Fox Chase Bancorp, Inc.	300	5,049
Home Loan Servicing Solutions Ltd.	47,100	779,034
HomeStreet, Inc.*	1,500	27,480
Kearny Financial Corp.*	18,716	254,163
Ladder Capital Corp. (REIT)*	4,900	90,699
LendingTree, Inc.*	4,900	274,449
Meridian Bancorp, Inc.*	6,400	84,288
Meta Financial Group, Inc.	500	19,865
MGIC Investment Corp.*	221,087	2,129,068
NMI Holdings, Inc., Class A*	26,900	201,481
Northfield Bancorp, Inc.	39,383	583,656
Northwest Bancshares, Inc.	68,410	810,658
OceanFirst Financial Corp.	6,500	112,255
Oritani Financial Corp.	28,850	419,768
PennyMac Financial Services, Inc., Class A*	1,100	18,667
Provident Financial Services, Inc.	38,216	712,728
Radian Group, Inc.	120,000	2,014,800
Stonegate Mortgage Corp.*	2,300	24,886
Territorial Bancorp, Inc.	6,095	144,817
TrustCo Bank Corp.	70,354	484,036
United Community Financial Corp./Ohio	1,300	7,098
United Financial Bancorp, Inc.	20,860	259,290
Walker & Dunlop, Inc.*	10,445	185,190
Washington Federal, Inc.	58,400	1,273,412
Waterstone Financial, Inc.	3,700	47,508
WSFS Financial Corp.	5,800	438,654

		18,037,420

Total Financials		252,140,181

Health Care (15.4%)
Biotechnology (6.1%)
ACADIA Pharmaceuticals, Inc.*	47,500	1,548,025
Acceleron Pharma, Inc.*	9,500	361,570
Achillion Pharmaceuticals, Inc.*	59,900	590,614
Acorda Therapeutics, Inc.*	25,135	836,493
Actinium Pharmaceuticals, Inc.*	1,100	2,717
Adamas Pharmaceuticals, Inc.*	3,700	64,713
Aegerion Pharmaceuticals, Inc.*	19,500	510,315
Agenus, Inc.*	44,000	225,720
Agios Pharmaceuticals, Inc.*	7,800	735,540
Akebia Therapeutics, Inc.*	2,300	25,553
Alder Biopharmaceuticals, Inc.*	7,900	227,994
AMAG Pharmaceuticals, Inc.*	16,400	896,424
Anacor Pharmaceuticals, Inc.*	18,950	1,096,257
Applied Genetic Technologies Corp.*	2,600	51,974
Ardelyx, Inc.*	2,300	30,107
Arena Pharmaceuticals, Inc.*	140,334	613,260
ARIAD Pharmaceuticals, Inc.*	95,000	782,800
Array BioPharma, Inc.*	68,919	507,933
Arrowhead Research Corp.*	29,900	202,273
Atara Biotherapeutics, Inc.*	6,100	253,577
Auspex Pharmaceuticals, Inc.*	5,300	531,431
Avalanche Biotechnologies, Inc.*	7,800	316,056
BioCryst Pharmaceuticals, Inc.*	40,400	364,812
BioSpecifics Technologies Corp.*	800	31,320
BioTime, Inc.*	10,400	51,688
Bluebird Bio, Inc.*	14,400	1,739,088
Calithera Biosciences, Inc.*	4,100	67,322
Cara Therapeutics, Inc.*	600	6,030
Celldex Therapeutics, Inc.*	56,278	1,568,468
Cellular Dynamics International, Inc.*	400	6,572
Cepheid, Inc.*	41,649	2,369,828
Chelsea Therapeutics International Ltd.*†	48,600	2,916
ChemoCentryx, Inc.*	4,300	32,465
Chimerix, Inc.*	15,500	584,195
Clovis Oncology, Inc.*	14,200	1,054,066
Coherus Biosciences, Inc.*	6,500	198,770
CTI BioPharma Corp.*	80,500	145,705
Cytokinetics, Inc.*	15,700	106,446
Cytori Therapeutics, Inc.*	3,500	4,130
CytRx Corp.*	19,000	64,030
Dicerna Pharmaceuticals, Inc.*	4,100	98,523
Durata Therapeutics, Inc.*†	9,800	8,526
Dyax Corp.*	75,068	1,257,764
Dynavax Technologies Corp.*	15,750	353,272
Eleven Biotherapeutics, Inc.*	300	2,676
Emergent Biosolutions, Inc.*	13,500	388,260
Enanta Pharmaceuticals, Inc.*	7,800	238,836
Epizyme, Inc.*	9,100	170,898
Esperion Therapeutics, Inc.*	3,600	333,360
Exact Sciences Corp.*	47,700	1,050,354
Exelixis, Inc.*	128,986	331,494
FibroGen, Inc.*	6,100	191,418
Five Prime Therapeutics, Inc.*	8,000	182,800
Flexion Therapeutics, Inc.*	3,500	78,820
Foundation Medicine, Inc.*	6,300	303,093
Galectin Therapeutics, Inc.*	2,000	6,700
Galena Biopharma, Inc.*	50,000	69,500
Genocea Biosciences, Inc.*	300	3,558
Genomic Health, Inc.*	11,412	348,637
Geron Corp.*	75,011	282,791
Halozyme Therapeutics, Inc.*	55,035	785,900
Heron Therapeutics, Inc.*	3,800	55,290
Hyperion Therapeutics, Inc.*	6,300	289,170
Idera Pharmaceuticals, Inc.*	39,500	146,545
Immune Design Corp.*	1,400	29,554
ImmunoGen, Inc.*	55,068	492,859
Immunomedics, Inc.*	52,700	201,841
Infinity Pharmaceuticals, Inc.*	32,400	452,952
Inovio Pharmaceuticals, Inc.*	34,700	283,152
Insmed, Inc.*	22,700	472,160
Insys Therapeutics, Inc.*	4,600	267,398
Intrexon Corp.*	20,500	930,085
Ironwood Pharmaceuticals, Inc.*	64,800	1,036,800
Isis Pharmaceuticals, Inc.*	69,698	4,437,672
Karyopharm Therapeutics, Inc.*	7,100	217,331
Keryx Biopharmaceuticals, Inc.*	56,500	719,245
Kindred Biosciences, Inc.*	800	5,712
Kite Pharma, Inc.*	4,950	285,516
KYTHERA Biopharmaceuticals, Inc.*	14,700	737,205
Lexicon Pharmaceuticals, Inc.*	167,379	158,056
Ligand Pharmaceuticals, Inc.*	12,326	950,458
MacroGenics, Inc.*	11,500	360,755

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MannKind Corp.*	149,500	$777,400
Merrimack Pharmaceuticals, Inc.*	59,900	711,612
MiMedx Group, Inc.*	57,000	592,800
Mirati Therapeutics, Inc.*	1,500	43,980
Momenta Pharmaceuticals, Inc.*	31,728	482,266
NanoViricides, Inc.*	2,800	6,300
Navidea Biopharmaceuticals, Inc.*	30,300	48,177
NeoStem, Inc.*	2,700	6,858
Neuralstem, Inc.*	33,000	62,700
Neurocrine Biosciences, Inc.*	47,900	1,902,109
NewLink Genetics Corp.*	11,300	618,223
Northwest Biotherapeutics, Inc.*	26,600	196,042
Novavax, Inc.*	138,659	1,146,710
Ohr Pharmaceutical, Inc.*	1,900	4,826
OncoMed Pharmaceuticals, Inc.*	7,500	193,350
Oncothyreon, Inc.*	3,200	5,216
Ophthotech Corp.*	8,000	372,240
OPKO Health, Inc.*	124,000	1,757,080
Orexigen Therapeutics, Inc.*	70,503	552,038
Organovo Holdings, Inc.*	35,950	127,263
Osiris Therapeutics, Inc.*	8,300	145,914
Otonomy, Inc.*	5,900	208,624
OvaScience, Inc.*	8,900	309,097
PDL BioPharma, Inc.	104,627	736,051
Peregrine Pharmaceuticals, Inc.*	11,400	15,390
Portola Pharmaceuticals, Inc.*	25,100	952,796
Progenics Pharmaceuticals, Inc.*	54,200	324,116
Prothena Corp. plc*	15,400	587,356
PTC Therapeutics, Inc.*	12,800	778,880
Puma Biotechnology, Inc.*	13,400	3,163,874
Radius Health, Inc.*	5,800	238,728
Raptor Pharmaceutical Corp.*	37,800	410,886
Receptos, Inc.*	12,550	2,069,369
Regado Biosciences, Inc.*	1,700	2,074
Regulus Therapeutics, Inc.*	17,700	299,838
Repligen Corp.*	19,500	592,020
Retrophin, Inc.*	12,400	297,104
Rigel Pharmaceuticals, Inc.*	48,840	174,359
Sage Therapeutics, Inc.*	5,300	266,219
Sangamo BioSciences, Inc.*	34,000	533,120
Sarepta Therapeutics, Inc.*	21,600	286,848
Spark Therapeutics, Inc.*	4,769	369,598
Spectrum Pharmaceuticals, Inc.*	43,065	261,405
Stemline Therapeutics, Inc.*	1,300	18,811
Sunesis Pharmaceuticals, Inc.*	11,600	28,420
Synageva BioPharma Corp.*	13,500	1,316,655
Synergy Pharmaceuticals, Inc.*	57,300	264,726
Synta Pharmaceuticals Corp.*	37,400	72,556
T2 Biosystems, Inc.*	1,000	15,520
TESARO, Inc.*	9,100	522,340
TG Therapeutics, Inc.*	11,700	181,116
Threshold Pharmaceuticals, Inc.*	31,800	129,108
Tokai Pharmaceuticals, Inc.*	1,400	15,820
Ultragenyx Pharmaceutical, Inc.*	6,600	409,794
Vanda Pharmaceuticals, Inc.*	20,600	191,580
Verastem, Inc.*	1,900	19,323
Versartis, Inc.*	6,600	121,242
Vital Therapies, Inc.*	3,700	92,537
Xencor, Inc.*	7,200	110,304
XOMA Corp.*	47,900	174,356
Zafgen, Inc.*	6,000	237,660
ZIOPHARM Oncology, Inc.*	69,600	749,592

		65,128,449

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.	12,912	827,788
ABIOMED, Inc.*	23,250	1,664,235
Accuray, Inc.*	34,747	323,147
Analogic Corp.	8,616	783,194
AngioDynamics, Inc.*	16,200	288,198
Anika Therapeutics, Inc.*	7,500	308,775
Antares Pharma, Inc.*	104,000	281,840
AtriCure, Inc.*	13,000	266,370
Atrion Corp.	1,000	345,510
Cantel Medical Corp.	23,175	1,100,813
Cardiovascular Systems, Inc.*	14,200	554,368
Cerus Corp.*	45,500	189,735
CONMED Corp.	17,787	898,066
CryoLife, Inc.	33,968	352,248
Cyberonics, Inc.*	15,434	1,001,975
Cynosure, Inc., Class A*	12,814	393,005
Derma Sciences, Inc.*	1,000	8,470
DexCom, Inc.*	43,108	2,687,353
Endologix, Inc.*	36,100	616,227
Exactech, Inc.*	1,100	28,193
GenMark Diagnostics, Inc.*	22,900	297,242
Globus Medical, Inc., Class A*	37,000	933,880
Greatbatch, Inc.*	14,818	857,221
Haemonetics Corp.*	32,708	1,469,243
HeartWare International, Inc.*	10,200	895,254
ICU Medical, Inc.*	9,545	889,021
Inogen, Inc.*	5,900	188,741
Insulet Corp.*	36,278	1,209,871
Integra LifeSciences Holdings Corp.*	15,144	933,628
Invacare Corp.	18,500	359,085
K2M Group Holdings, Inc.*	10,900	240,345
LDR Holding Corp.*	9,600	351,744
Masimo Corp.*	31,838	1,050,017
Meridian Bioscience, Inc.	25,677	489,917
Merit Medical Systems, Inc.*	28,107	541,060
Natus Medical, Inc.*	19,400	765,718
Neogen Corp.*	23,967	1,119,978
Nevro Corp.*	5,600	268,408
NuVasive, Inc.*	27,409	1,260,540
NxStage Medical, Inc.*	35,350	611,555
Ocular Therapeutix, Inc.*	4,400	184,734
OraSure Technologies, Inc.*	42,586	278,513
Orthofix International N.V.*	12,400	445,036
Oxford Immunotec Global plc*	1,600	22,528
PhotoMedex, Inc.*	600	1,206
Quidel Corp.*	19,500	526,110
Rockwell Medical, Inc.*	17,400	190,182
RTI Surgical, Inc.*	32,149	158,816
Second Sight Medical Products, Inc.*	28,200	361,524
Spectranetics Corp.*	24,400	848,144
STAAR Surgical Co.*	20,900	155,287
STERIS Corp.	34,070	2,394,099
SurModics, Inc.*	13,221	344,143
Symmetry Surgical, Inc.*	7,979	58,486
Tandem Diabetes Care, Inc.*	5,700	71,934
Thoratec Corp.*	38,800	1,625,332
Tornier N.V.*	17,600	461,472
TransEnterix, Inc.*	2,200	6,446
TriVascular Technologies, Inc.*	500	5,245
Unilife Corp.*	65,900	264,259

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Utah Medical Products, Inc.	100	$5,986
Vascular Solutions, Inc.*	10,268	311,326
Veracyte, Inc.*	500	3,640
West Pharmaceutical Services, Inc.	42,928	2,584,695
Wright Medical Group, Inc.*	34,759	896,782
Zeltiq Aesthetics, Inc.*	14,600	450,118

		40,308,021

Health Care Providers & Services (2.7%)
AAC Holdings, Inc.*	4,100	125,378
Acadia Healthcare Co., Inc.*	24,000	1,718,400
Aceto Corp.	16,600	365,200
Addus HomeCare Corp.*	500	11,510
Adeptus Health, Inc., Class A*	3,800	190,836
Air Methods Corp.*	22,550	1,050,604
Alliance HealthCare Services, Inc.*	300	6,654
Almost Family, Inc.*	4,300	192,253
Amedisys, Inc.*	15,634	418,679
AMN Healthcare Services, Inc.*	31,600	729,012
Amsurg Corp.*	24,562	1,511,054
Bio-Reference Laboratories, Inc.*	14,130	497,941
BioScrip, Inc.*	38,300	169,669
BioTelemetry, Inc.*	5,300	46,905
Capital Senior Living Corp.*	23,100	599,214
Chemed Corp.	10,890	1,300,266
Civitas Solutions, Inc.*	6,900	144,486
CorVel Corp.*	8,200	282,162
Cross Country Healthcare, Inc.*	19,895	235,955
Ensign Group, Inc.	10,800	506,088
ExamWorks Group, Inc.*	19,900	828,238
Five Star Quality Care, Inc.*	1,500	6,660
Genesis Healthcare, Inc.*	22,600	160,912
Hanger, Inc.*	21,509	488,039
HealthEquity, Inc.*	8,000	199,920
HealthSouth Corp.	50,806	2,253,754
Healthways, Inc.*	18,947	373,256
IPC Healthcare, Inc.*	10,384	484,310
Kindred Healthcare, Inc.	45,502	1,082,493
Landauer, Inc.	6,300	221,382
LHC Group, Inc.*	7,643	252,448
Magellan Health, Inc.*	18,315	1,297,068
Molina Healthcare, Inc.*	20,610	1,386,847
National HealthCare Corp.	7,200	458,712
National Research Corp., Class A	6,125	88,200
Owens & Minor, Inc.#	40,500	1,370,520
PharMerica Corp.*	19,000	535,610
Providence Service Corp.*	5,523	293,382
RadNet, Inc.*	7,400	62,160
Select Medical Holdings Corp.	45,403	673,326
Surgical Care Affiliates, Inc.*	7,000	240,310
Team Health Holdings, Inc.*	40,700	2,381,357
Triple-S Management Corp., Class B*	13,836	275,060
U.S. Physical Therapy, Inc.	8,807	418,332
Universal American Corp.*	17,850	190,638
WellCare Health Plans, Inc.*	27,784	2,541,125

		28,666,325

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	30,650	237,844
Computer Programs & Systems, Inc.	7,602	412,485
HealthStream, Inc.*	13,000	327,600
HMS Holdings Corp.*	50,429	779,128
Imprivata, Inc.*	800	11,200
MedAssets, Inc.*	36,682	690,355
Medidata Solutions, Inc.*	36,000	1,765,440
Merge Healthcare, Inc.*	34,200	152,874
Omnicell, Inc.*	21,055	739,031
Quality Systems, Inc.	30,276	483,810
Vocera Communications, Inc.*	14,700	145,824

		5,745,591

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	13,100	294,750
Affymetrix, Inc.*	46,100	579,016
Albany Molecular Research, Inc.*	13,550	238,480
Cambrex Corp.*	19,500	772,785
Enzo Biochem, Inc.*	3,100	9,145
Fluidigm Corp.*	14,900	627,290
Furiex Pharmaceuticals, Inc.*†	4,100	30,043
INC Research Holdings, Inc., Class A*	5,700	186,561
Luminex Corp.*	27,419	438,704
NanoString Technologies, Inc.*	1,200	12,228
Pacific Biosciences of California, Inc.*	33,100	193,304
PAREXEL International Corp.*	32,737	2,258,525
PRA Health Sciences, Inc.*	11,400	328,776
Sequenom, Inc.*	49,700	196,315

		6,165,922

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.*	14,200	54,812
Achaogen, Inc.*	900	8,784
Aerie Pharmaceuticals, Inc.*	6,700	209,978
Akorn, Inc.*	35,900	1,705,609
Alimera Sciences, Inc.*	1,600	8,016
Amphastar Pharmaceuticals, Inc.*	7,300	109,208
Ampio Pharmaceuticals, Inc.*	5,200	39,156
ANI Pharmaceuticals, Inc.*	3,950	247,072
Aratana Therapeutics, Inc.*	16,550	264,965
BioDelivery Sciences International, Inc.*	24,200	254,100
Bio-Path Holdings, Inc.*	4,800	8,640
Catalent, Inc.*	28,379	884,006
Cempra, Inc.*	14,200	487,202
Corcept Therapeutics, Inc.*	41,100	230,160
Depomed, Inc.*	34,300	768,663
Dermira, Inc.*	1,100	16,885
Egalet Corp.*	300	3,879
Endocyte, Inc.*	13,200	82,632
Horizon Pharma plc*	32,000	831,040
IGI Laboratories, Inc.*	26,000	212,160
Impax Laboratories, Inc.*	43,766	2,051,312
Intersect ENT, Inc.*	5,500	142,065
Intra-Cellular Therapies, Inc.*	4,300	102,684
Lannett Co., Inc.*	14,800	1,002,108
Medicines Co.*	41,787	1,170,872
Nektar Therapeutics*	80,386	884,246
Omeros Corp.*	18,500	407,555
Omthera Pharmaceuticals, Inc.*†	5,500	2,475
Pacira Pharmaceuticals, Inc.*	20,600	1,830,310
Pain Therapeutics, Inc.*	2,000	3,780
Pernix Therapeutics Holdings, Inc.*	19,150	204,714

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Phibro Animal Health Corp., Class A	8,450	$299,215
POZEN, Inc.*	10,486	80,952
Prestige Brands Holdings, Inc.*	29,800	1,278,122
Relypsa, Inc.*	9,750	351,683
Repros Therapeutics, Inc.*	14,200	121,978
Revance Therapeutics, Inc.*	7,200	149,256
Sagent Pharmaceuticals, Inc.*	12,000	279,000
SciClone Pharmaceuticals, Inc.*	24,900	220,614
Sucampo Pharmaceuticals, Inc., Class A*	12,200	189,832
Supernus Pharmaceuticals, Inc.*	14,400	174,096
Tetraphase Pharmaceuticals, Inc.*	15,000	549,600
TherapeuticsMD, Inc.*	53,500	323,675
Theravance Biopharma, Inc.*	13,600	235,960
Theravance, Inc.	47,500	746,700
VIVUS, Inc.*	73,827	181,614
XenoPort, Inc.*	33,300	237,096
Zogenix, Inc.*	86,800	118,916
ZS Pharma, Inc.*	3,900	164,112

		19,931,509

Total Health Care		165,945,817

Industrials (13.4%)
Aerospace & Defense (1.7%)
AAR Corp.	22,412	688,048
Aerovironment, Inc.*	9,721	257,704
American Science & Engineering, Inc.	5,877	287,150
Astronics Corp.*	9,600	707,520
Cubic Corp.	12,186	630,869
Curtiss-Wright Corp.	28,817	2,130,729
DigitalGlobe, Inc.*	50,465	1,719,343
Engility Holdings, Inc.	11,600	348,464
Esterline Technologies Corp.*	19,387	2,218,261
GenCorp, Inc.*	41,500	962,385
HEICO Corp.	42,472	2,593,765
KEYW Holding Corp.*	3,900	32,097
Moog, Inc., Class A*	27,153	2,037,833
National Presto Industries, Inc.	200	12,678
TASER International, Inc.*	33,600	810,096
Teledyne Technologies, Inc.*	23,854	2,545,937

		17,982,879

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	14,000	129,080
Atlas Air Worldwide Holdings, Inc.*	14,327	616,347
Echo Global Logistics, Inc.*	13,600	370,736
Forward Air Corp.	19,340	1,050,162
Hub Group, Inc., Class A*	26,833	1,054,269
Park-Ohio Holdings Corp.	3,400	179,078
UTi Worldwide, Inc.*	61,500	756,450
XPO Logistics, Inc.*	29,576	1,344,821

		5,500,943

Airlines (0.6%)
Allegiant Travel Co.	9,677	1,860,791
Hawaiian Holdings, Inc.*	32,200	709,205
JetBlue Airways Corp.*	150,589	2,898,838
Republic Airways Holdings, Inc.*	28,700	394,625
SkyWest, Inc.	29,400	429,534
Virgin America, Inc.*	8,800	267,520

		6,560,513

Building Products (0.8%)
AAON, Inc.	28,800	706,464
Advanced Drainage Systems, Inc.	8,900	266,466
American Woodmark Corp.*	7,200	394,056
Apogee Enterprises, Inc.	21,400	924,480
Builders FirstSource, Inc.*	3,900	26,013
Continental Building Products, Inc.*	3,500	79,065
Gibraltar Industries, Inc.*	14,500	237,945
Griffon Corp.	19,343	337,148
Insteel Industries, Inc.	500	10,815
Masonite International Corp.*	17,000	1,143,420
NCI Building Systems, Inc.*	13,600	235,008
Nortek, Inc.*	5,500	485,375
Patrick Industries, Inc.*	1,300	80,951
PGT, Inc.*	7,500	83,812
Ply Gem Holdings, Inc.*	3,000	39,000
Quanex Building Products Corp.	33,467	660,639
Simpson Manufacturing Co., Inc.	25,919	968,593
Trex Co., Inc.*	23,600	1,286,908
Universal Forest Products, Inc.	15,654	868,484

		8,834,642

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	40,632	1,294,536
ACCO Brands Corp.*	78,886	655,543
ARC Document Solutions, Inc.*	2,500	23,075
Brady Corp., Class A	37,141	1,050,719
Brink’s Co.	29,600	817,848
Deluxe Corp.	30,461	2,110,338
Ennis, Inc.	8,656	122,223
G&K Services, Inc., Class A	12,482	905,319
Healthcare Services Group, Inc.	47,369	1,521,966
Herman Miller, Inc.	41,791	1,160,118
HNI Corp.	30,741	1,695,981
Interface, Inc.	40,298	837,392
Kimball International, Inc., Class B	10,300	107,944
Knoll, Inc.	39,158	917,472
Matthews International Corp., Class A	20,159	1,038,390
McGrath RentCorp	19,645	646,517
Mobile Mini, Inc.	24,495	1,044,467
MSA Safety, Inc.	19,907	992,961
Multi-Color Corp.	7,200	499,176
NL Industries, Inc.*	5,445	42,199
Quad/Graphics, Inc.	18,000	413,640
SP Plus Corp.*	1,210	26,438
Steelcase, Inc., Class A	47,672	902,908
Team, Inc.*	14,800	576,904
Tetra Tech, Inc.#	45,537	1,093,799
U.S. Ecology, Inc.	12,300	614,631
UniFirst Corp.	9,705	1,142,181
United Stationers, Inc.	26,672	1,093,285
Viad Corp.	11,824	328,944
West Corp.	22,200	748,806

		24,425,720

Construction & Engineering (0.7%)
Aegion Corp.*	22,362	403,634
Argan, Inc.	800	28,936
Comfort Systems USA, Inc.	32,243	678,393

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Dycom Industries, Inc.*	25,516	$1,246,201
EMCOR Group, Inc.	40,399	1,877,342
Furmanite Corp.*	900	7,101
Granite Construction, Inc.	29,073	1,021,625
Great Lakes Dredge & Dock Corp.*	19,700	118,397
MasTec, Inc.*	38,062	734,597
MYR Group, Inc.*	10,000	313,400
Primoris Services Corp.	21,700	373,023
Tutor Perini Corp.*	23,995	560,283

		7,362,932

Electrical Equipment (1.0%)
AZZ, Inc.	20,986	977,738
Capstone Turbine Corp.*	12,900	8,385
Encore Wire Corp.	17,428	660,173
EnerSys, Inc.	27,039	1,736,985
Enphase Energy, Inc.*	15,900	209,721
Franklin Electric Co., Inc.	33,552	1,279,673
FuelCell Energy, Inc.*	37,500	46,875
Generac Holdings, Inc.*	39,700	1,932,993
General Cable Corp.	33,700	580,651
GrafTech International Ltd.*	64,500	250,905
Plug Power, Inc.*	91,800	237,762
Polypore International, Inc.*	26,300	1,549,070
Powell Industries, Inc.	4,200	141,834
Power Solutions International, Inc.*	2,000	128,580
Thermon Group Holdings, Inc.*	18,400	442,888
Vicor Corp.*	4,900	74,480

		10,258,713

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	581,596

Machinery (2.9%)
Actuant Corp., Class A	43,913	1,042,495
Alamo Group, Inc.	1,400	88,382
Albany International Corp., Class A	18,891	750,917
Altra Industrial Motion Corp.	22,700	627,428
American Railcar Industries, Inc.	3,900	193,947
Astec Industries, Inc.	15,843	679,348
Barnes Group, Inc.	35,606	1,441,687
Blount International, Inc.	35,433	456,377
Briggs & Stratton Corp.	33,744	693,102
Chart Industries, Inc.*	19,421	681,192
CIRCOR International, Inc.	11,109	607,662
CLARCOR, Inc.	29,974	1,980,082
Columbus McKinnon Corp.	9,900	266,706
Douglas Dynamics, Inc.	2,900	66,236
EnPro Industries, Inc.	12,954	854,316
ESCO Technologies, Inc.	16,952	660,789
Federal Signal Corp.	44,600	704,234
Gorman-Rupp Co.	16,837	504,268
Greenbrier Cos., Inc.	16,300	945,400
Harsco Corp.	46,500	802,590
Hillenbrand, Inc.	35,200	1,086,624
Hyster-Yale Materials Handling, Inc.	7,100	520,359
John Bean Technologies Corp.	25,631	915,539
Kadant, Inc.	1,300	68,393
L.B. Foster Co., Class A	5,800	275,384
Lindsay Corp.	8,175	623,344
Lydall, Inc.*	9,800	310,856
Meritor, Inc.*	56,835	716,689
Mueller Industries, Inc.	38,114	1,377,059
Mueller Water Products, Inc., Class A	103,693	1,021,376
NN, Inc.	1,500	37,620
Proto Labs, Inc.*	11,600	812,000
RBC Bearings, Inc.	17,000	1,301,180
Rexnord Corp.*	43,300	1,155,677
Standex International Corp.	9,079	745,658
Sun Hydraulics Corp.	15,750	651,420
Tennant Co.	11,231	734,171
Titan International, Inc.	24,700	231,192
TriMas Corp.*	26,900	828,251
Wabash National Corp.*	47,300	666,930
Watts Water Technologies, Inc., Class A	16,359	900,236
Woodward, Inc.	42,933	2,190,012

		31,217,128

Marine (0.1%)
Knightsbridge Shipping Ltd.	11,900	59,500
Matson, Inc.	28,900	1,218,424
Navios Maritime Holdings, Inc.	32,800	137,104
Scorpio Bulkers, Inc.*	55,908	132,502

		1,547,530

Professional Services (1.3%)
Acacia Research Corp.	35,341	378,149
Advisory Board Co.*	23,284	1,240,572
CBIZ, Inc.*	1,200	11,196
Corporate Executive Board Co.	21,504	1,717,309
Exponent, Inc.	8,423	748,805
FTI Consulting, Inc.*	23,500	880,310
GP Strategies Corp.*	1,400	51,800
Heidrick & Struggles International, Inc.	1,000	24,580
Huron Consulting Group, Inc.*	14,744	975,316
ICF International, Inc.*	13,700	559,645
Insperity, Inc.	17,787	930,082
Kelly Services, Inc., Class A	10,134	176,737
Kforce, Inc.	22,900	510,899
Korn/Ferry International	37,552	1,234,334
Mistras Group, Inc.*	2,600	50,076
Navigant Consulting, Inc.*	42,332	548,623
On Assignment, Inc.*	31,600	1,212,492
Paylocity Holding Corp.*	3,900	111,696
Pendrell Corp.*	40,400	52,520
Resources Connection, Inc.	21,995	384,912
RPX Corp.*	21,900	315,141
TriNet Group, Inc.*	9,100	320,593
TrueBlue, Inc.*	24,015	584,765
VSE Corp.	400	32,752
WageWorks, Inc.*	20,215	1,078,066

		14,131,370

Road & Rail (0.6%)
ArcBest Corp.	17,400	659,286
Celadon Group, Inc.	12,200	332,084
Heartland Express, Inc.	29,355	697,475
Knight Transportation, Inc.	37,550	1,210,987
Marten Transport Ltd.	9,750	226,200
P.A.M. Transportation Services, Inc.*	400	22,908

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Roadrunner Transportation
Systems, Inc.*	16,100	$406,847
Saia, Inc.*	13,800	611,340
Swift Transportation Co.*	58,200	1,514,364
Universal Truckload Services, Inc.	700	17,626
Werner Enterprises, Inc.	25,566	803,028
YRC Worldwide, Inc.*	17,400	312,504

		6,814,649

Trading Companies & Distributors (0.8%)
Aircastle Ltd.	46,355	1,041,133
Applied Industrial Technologies, Inc.	24,688	1,119,354
Beacon Roofing Supply, Inc.*	32,276	1,010,239
CAI International, Inc.*	700	17,199
DXP Enterprises, Inc.*	6,100	268,949
H&E Equipment Services, Inc.	21,000	524,790
Kaman Corp.	16,392	695,512
Rush Enterprises, Inc., Class A*	22,200	607,392
Stock Building Supply Holdings, Inc.*	400	7,224
TAL International Group, Inc.*	20,800	847,184
Textainer Group Holdings Ltd.	14,400	431,856
Watsco, Inc.	16,687	2,097,556

		8,668,388

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	427,428

Total Industrials		144,314,431

Information Technology (17.7%)
Communications Equipment (1.6%)
ADTRAN, Inc.	37,906	707,705
Aerohive Networks, Inc.*	1,300	5,798
Alliance Fiber Optic Products, Inc.	7,400	128,908
Applied Optoelectronics, Inc.*	1,800	24,984
Aruba Networks, Inc.*	64,216	1,572,650
Bel Fuse, Inc., Class B	500	9,515
Black Box Corp.	11,443	239,502
CalAmp Corp.*	23,700	383,703
Calix, Inc.*	3,900	32,721
Ciena Corp.*	70,600	1,363,286
Clearfield, Inc.*	1,500	22,230
Comtech Telecommunications Corp.	9,500	275,025
Digi International, Inc.*	7,000	69,860
Emulex Corp.*	29,857	237,960
Extreme Networks, Inc.*	57,500	181,700
Finisar Corp.*	66,800	1,425,512
Harmonic, Inc.*	86,459	640,661
Infinera Corp.*	86,261	1,696,754
InterDigital, Inc.	21,325	1,082,031
Ixia*	38,263	464,130
KVH Industries, Inc.*	300	4,536
NETGEAR, Inc.*	22,029	724,314
Numerex Corp., Class A*	300	3,420
Oclaro, Inc.*	5,100	10,098
ParkerVision, Inc.*	6,300	5,229
Plantronics, Inc.	24,559	1,300,399
Polycom, Inc.*	79,600	1,066,640
Procera Networks, Inc.*	2,200	20,658
Ruckus Wireless, Inc.*	29,500	379,665
ShoreTel, Inc.*	29,500	201,190
Sonus Networks, Inc.*	32,648	257,266
TESSCO Technologies, Inc.	200	4,932
Ubiquiti Networks, Inc.	17,100	505,305
ViaSat, Inc.*	27,140	1,617,815

		16,666,102

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	700	6,888
Anixter International, Inc.*	17,958	1,367,142
Badger Meter, Inc.	13,430	804,994
Belden, Inc.	25,035	2,342,275
Benchmark Electronics, Inc.*	34,748	834,994
Checkpoint Systems, Inc.	32,811	355,015
Cognex Corp.*	50,106	2,484,756
Coherent, Inc.*	16,952	1,101,202
Control4 Corp.*	5,400	64,692
CTS Corp.	22,600	406,574
CUI Global, Inc.*	1,200	7,032
Daktronics, Inc.	20,600	222,686
DTS, Inc.*	9,800	333,886
Electro Rent Corp.	400	4,536
Electro Scientific Industries, Inc.	7,900	48,822
Fabrinet*	18,500	351,315
FARO Technologies, Inc.*	10,567	656,528
FEI Co.	24,373	1,860,635
GSI Group, Inc.*	7,800	103,896
II-VI, Inc.*	42,786	789,830
Insight Enterprises, Inc.*	31,443	896,754
InvenSense, Inc.*	38,400	584,064
Itron, Inc.*	26,800	978,468
Kemet Corp.*	13,200	54,648
Kimball Electronics, Inc.*	9,500	134,330
Littelfuse, Inc.	15,249	1,515,598
Maxwell Technologies, Inc.*	4,700	37,882
Mercury Systems, Inc.*	19,400	301,670
Mesa Laboratories, Inc.	200	14,440
Methode Electronics, Inc.	26,500	1,246,560
MTS Systems Corp.	10,502	794,476
Multi-Fineline Electronix, Inc.*	4,400	80,388
Newport Corp.*	27,187	518,184
OSI Systems, Inc.*	11,468	851,614
Park Electrochemical Corp.	15,472	333,576
PC Connection, Inc.	1,200	31,308
Plexus Corp.*	21,775	887,767
RealD, Inc.*	8,900	113,831
Rofin-Sinar Technologies, Inc.*	24,925	603,933
Rogers Corp.*	13,684	1,124,962
Sanmina Corp.*	49,700	1,202,243
ScanSource, Inc.*	23,039	936,535
Speed Commerce, Inc.*	2,500	1,597
SYNNEX Corp.	15,862	1,225,339
TTM Technologies, Inc.*	16,262	146,521
Universal Display Corp.*	26,560	1,241,680
Viasystems Group, Inc.*	9,546	166,960
Vishay Precision Group, Inc.*	500	7,965

		30,180,991

Internet Software & Services (2.1%)
Amber Road, Inc.*	1,000	9,250
Angie’s List, Inc.*	25,300	148,511
Bankrate, Inc.*	32,929	373,415
Bazaarvoice, Inc.*	11,000	62,150
Benefitfocus, Inc.*	5,500	202,345
Blucora, Inc.*	26,800	366,088

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Borderfree, Inc.*	1,000	$6,010
Brightcove, Inc.*	2,600	19,058
Carbonite, Inc.*	3,200	45,760
Care.com, Inc.*	1,600	12,128
ChannelAdvisor Corp.*	5,000	48,450
Cimpress N.V.*	20,900	1,763,542
comScore, Inc.*	23,363	1,196,186
Constant Contact, Inc.*	16,146	616,939
Cornerstone OnDemand, Inc.*	34,000	982,260
Coupons.com, Inc.*	25,000	293,500
Cvent, Inc.*	5,800	162,632
Dealertrack Technologies, Inc.*	28,864	1,111,841
Demand Media, Inc.*	1,600	9,152
Demandware, Inc.*	17,300	1,053,570
Dice Holdings, Inc.*	5,700	50,844
EarthLink Holdings Corp.	55,833	247,899
Endurance International Group Holdings, Inc.*	17,300	329,738
Envestnet, Inc.*	19,600	1,099,168
Everyday Health, Inc.*	2,800	36,008
Five9, Inc.*	1,200	6,672
Gogo, Inc.*	32,200	613,732
GrubHub, Inc.*	4,500	204,255
GTT Communications, Inc.*	4,000	75,520
Internap Corp.*	17,700	181,071
Intralinks Holdings, Inc.*	8,100	83,754
j2 Global, Inc.	27,578	1,811,323
Limelight Networks, Inc.*	83,100	301,653
Liquidity Services, Inc.*	13,800	136,344
LivePerson, Inc.*	34,100	349,013
LogMeIn, Inc.*	15,500	867,845
Marchex, Inc., Class B	1,800	7,344
Marin Software, Inc.*	1,900	11,951
Marketo, Inc.*	14,800	379,176
Millennial Media, Inc.*	12,400	17,980
Monster Worldwide, Inc.*	86,300	547,142
NIC, Inc.	46,855	827,928
OPOWER, Inc.*	4,200	42,546
Perficient, Inc.*	21,700	448,973
Q2 Holdings, Inc.*	5,700	120,498
QuinStreet, Inc.*	8,000	47,600
RealNetworks, Inc.*	11,225	75,544
Reis, Inc.	200	5,128
RetailMeNot, Inc.*	17,700	318,777
Rightside Group Ltd.*	1,600	16,240
Rocket Fuel, Inc.*	10,200	93,840
SciQuest, Inc.*	8,200	138,826
Shutterstock, Inc.*	8,800	604,296
SPS Commerce, Inc.*	9,600	644,160
Stamps.com, Inc.*	8,300	558,507
TechTarget, Inc.*	3,000	34,590
Textura Corp.*	7,100	192,978
Travelzoo, Inc.*	700	6,748
Tremor Video, Inc.*	9,000	21,060
TrueCar, Inc.*	9,700	173,145
Unwired Planet, Inc.*	31,001	17,726
Web.com Group, Inc.*	28,400	538,180
WebMD Health Corp.*	22,300	977,520
Wix.com Ltd.*	7,300	139,868
XO Group, Inc.*	2,000	35,340
Xoom Corp.*	17,800	261,482
YuMe, Inc.*	2,900	15,051

		22,197,770

IT Services (2.4%)
Acxiom Corp.*	50,069	925,776
Blackhawk Network Holdings, Inc.*	31,049	1,110,623
CACI International, Inc., Class A*	14,759	1,327,129
Cardtronics, Inc.*	31,600	1,188,160
Cass Information Systems, Inc.	7,181	403,141
Ciber, Inc.*	15,700	64,684
Computer Task Group, Inc.	400	2,924
Convergys Corp.	63,400	1,449,958
CSG Systems International, Inc.	21,665	658,399
Datalink Corp.*	1,000	12,040
EPAM Systems, Inc.*	20,500	1,256,445
Euronet Worldwide, Inc.*	33,726	1,981,403
EVERTEC, Inc.	37,900	828,494
ExlService Holdings, Inc.*	22,100	822,120
Forrester Research, Inc.	6,600	242,748
Global Cash Access Holdings, Inc.*	24,700	188,214
Hackett Group, Inc.	3,419	30,566
Heartland Payment Systems, Inc.	20,737	971,528
Higher One Holdings, Inc.*	4,000	9,680
IGATE Corp.*	19,000	810,540
Information Services Group, Inc.	1,200	4,788
Lionbridge Technologies, Inc.*	11,500	65,780
Luxoft Holding, Inc.*	7,000	362,180
ManTech International Corp., Class A	18,541	629,282
MAXIMUS, Inc.	38,968	2,601,504
ModusLink Global Solutions, Inc.*	1,400	5,390
MoneyGram International, Inc.*	9,400	81,216
NeuStar, Inc., Class A*	34,700	854,314
PRGX Global, Inc.*	1,100	4,422
Science Applications International Corp.	24,200	1,242,670
ServiceSource International, Inc.*	24,200	75,020
Sykes Enterprises, Inc.*	35,099	872,210
Syntel, Inc.*	17,964	929,278
TeleTech Holdings, Inc.	10,825	275,496
Unisys Corp.*	34,464	799,909
Virtusa Corp.*	13,800	571,044
WEX, Inc.*	24,802	2,662,743

		26,321,818

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	26,403	677,501
Alpha & Omega Semiconductor Ltd.*	1,100	9,801
Ambarella, Inc.*	16,600	1,256,786
Amkor Technology, Inc.*	42,300	373,720
Applied Micro Circuits Corp.*	44,200	225,420
Audience, Inc.*	1,800	8,172
Axcelis Technologies, Inc.*	8,700	20,706
Brooks Automation, Inc.	59,550	692,567
Cabot Microelectronics Corp.*	16,920	845,492
Cascade Microtech, Inc.*	1,500	20,370
Cavium, Inc.*	30,300	2,145,846
CEVA, Inc.*	4,800	102,336
Cirrus Logic, Inc.*	45,967	1,528,862
Cohu, Inc.	700	7,658
Cypress Semiconductor Corp.*	190,263	2,684,611
Diodes, Inc.*	29,708	848,460
DSP Group, Inc.*	500	5,990

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Entegris, Inc.*	100,746	$1,379,213
Entropic Communications, Inc.*	7,245	21,445
Exar Corp.*	1,300	13,065
Fairchild Semiconductor International, Inc.*	72,000	1,308,960
FormFactor, Inc.*	32,395	287,344
Inphi Corp.*	18,000	320,940
Integrated Device Technology, Inc.*	89,300	1,787,786
Integrated Silicon Solution, Inc.	3,500	62,615
Intersil Corp., Class A	90,700	1,298,824
IXYS Corp.	11,800	145,376
Kopin Corp.*	1,700	5,984
Lattice Semiconductor Corp.*	96,400	611,176
MA-COM Technology Solutions Holdings, Inc.*	7,300	271,998
MaxLinear, Inc., Class A*	3,800	30,894
Micrel, Inc.	25,875	390,195
Microsemi Corp.*	61,627	2,181,596
MKS Instruments, Inc.	33,872	1,145,212
Monolithic Power Systems, Inc.	22,496	1,184,414
Nanometrics, Inc.*	4,200	70,644
NVE Corp.	1,443	99,452
OmniVision Technologies, Inc.*	41,618	1,097,467
PDF Solutions, Inc.*	11,800	211,456
Pericom Semiconductor Corp.	10,800	167,076
Photronics, Inc.*	35,600	302,600
PMC-Sierra, Inc.*	99,700	925,216
Power Integrations, Inc.	18,524	964,730
Qorvo, Inc.*	84,040	6,697,988
QuickLogic Corp.*	5,200	10,036
Rambus, Inc.*	72,100	906,658
Rubicon Technology, Inc.*	5,000	19,700
Rudolph Technologies, Inc.*	2,700	29,754
Semtech Corp.*	46,296	1,233,557
Silicon Laboratories, Inc.*	25,000	1,269,250
Synaptics, Inc.*	23,437	1,905,545
Tessera Technologies, Inc.	31,010	1,249,083
Ultra Clean Holdings, Inc.*	2,800	20,020
Ultratech, Inc.*	17,324	300,398
Veeco Instruments, Inc.*	30,694	937,702
Vitesse Semiconductor Corp.*	4,100	21,771
Xcerra Corp.*	5,300	47,117

		42,388,555

Software (4.5%)
A10 Networks, Inc.*	6,400	27,712
ACI Worldwide, Inc.*	76,416	1,655,171
Advent Software, Inc.	27,014	1,191,587
American Software, Inc., Class A	700	7,154
Aspen Technology, Inc.*	58,100	2,236,269
AVG Technologies N.V.*	14,400	311,760
Barracuda Networks, Inc.*	6,500	250,055
Blackbaud, Inc.	32,187	1,525,020
Bottomline Technologies de, Inc.*	23,491	642,949
BroadSoft, Inc.*	16,600	555,436
Callidus Software, Inc.*	19,000	240,920
CommVault Systems, Inc.*	32,214	1,407,752
Comverse, Inc.*	15,600	307,320
Covisint Corp.*	19,956	40,511
Cyan, Inc.*	1,800	7,182
Digimarc Corp.	500	10,975
Ebix, Inc.	12,200	370,636
Ellie Mae, Inc.*	15,400	851,774
EnerNOC, Inc.*	8,300	94,620
Epiq Systems, Inc.	18,600	333,498
ePlus, Inc.*	1,900	165,167
Fair Isaac Corp.	19,727	1,750,179
Fleetmatics Group plc*	21,500	964,275
Gigamon, Inc.*	9,900	210,276
Globant S.A.*	1,600	33,696
Glu Mobile, Inc.*	44,500	222,945
Guidance Software, Inc.*	400	2,164
Guidewire Software, Inc.*	39,200	2,062,312
HubSpot, Inc.*	5,500	219,450
Imperva, Inc.*	12,800	546,560
Infoblox, Inc.*	33,900	809,193
Interactive Intelligence Group, Inc.*	10,000	411,800
Jive Software, Inc.*	11,600	59,508
Kofax Ltd.*	43,000	470,850
Manhattan Associates, Inc.*	49,800	2,520,378
Mavenir Systems, Inc.*	10,200	180,948
Mentor Graphics Corp.	55,718	1,338,904
MicroStrategy, Inc., Class A*	6,309	1,067,420
MobileIron, Inc.*	6,900	63,894
Model N, Inc.*	1,100	13,156
Monotype Imaging Holdings, Inc.	26,300	858,432
NetScout Systems, Inc.*	21,054	923,218
Park City Group, Inc.*	800	11,024
Paycom Software, Inc.*	5,300	169,918
Pegasystems, Inc.	20,850	453,487
Progress Software Corp.*	31,977	868,815
Proofpoint, Inc.*	21,300	1,261,386
PROS Holdings, Inc.*	14,900	368,179
QAD, Inc., Class A	300	7,260
Qlik Technologies, Inc.*	60,800	1,892,704
Qualys, Inc.*	11,600	539,168
Rally Software Development Corp.*	11,500	180,435
RealPage, Inc.*	31,500	634,410
Rosetta Stone, Inc.*	1,700	12,937
Rubicon Project, Inc.*	9,300	166,656
Sapiens International Corp. N.V.*	1,500	12,300
SeaChange International, Inc.*	8,400	65,940
Silver Spring Networks, Inc.*	2,600	23,244
SS&C Technologies Holdings, Inc.	39,500	2,460,850
Synchronoss Technologies, Inc.*	25,434	1,207,098
Take-Two Interactive Software, Inc.*	53,356	1,358,177
Tangoe, Inc.*	15,900	219,420
TeleCommunication Systems, Inc., Class A*	3,000	11,490
Telenav, Inc.*	800	6,336
TiVo, Inc.*	66,167	702,032
TubeMogul, Inc.*	2,700	37,314
Tyler Technologies, Inc.*	20,177	2,431,934
Ultimate Software Group, Inc.*	18,170	3,088,082
Varonis Systems, Inc.*	5,500	141,130
VASCO Data Security International, Inc.*	16,900	364,026
Verint Systems, Inc.*	35,751	2,214,059
Vringo, Inc.*	25,600	16,650
Zendesk, Inc.*	9,100	206,479
Zix Corp.*	2,900	11,397

		48,107,363

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
Cray, Inc.*	25,400	$713,232
Dot Hill Systems Corp.*	2,700	14,310
Eastman Kodak Co.*	4,000	75,960
Electronics for Imaging, Inc.*	26,952	1,125,246
Immersion Corp.*	1,400	12,852
Intevac, Inc.*	700	4,298
Nimble Storage, Inc.*	10,100	225,331
QLogic Corp.*	69,400	1,022,956
Quantum Corp.*	46,681	74,690
Silicon Graphics International Corp.*	5,100	44,319
Super Micro Computer, Inc.*	19,900	660,879
Violin Memory, Inc.*	14,600	55,042

		4,029,115

Total Information Technology		189,891,714

Materials (4.4%)
Chemicals (2.1%)
A. Schulman, Inc.	21,143	1,019,093
American Vanguard Corp.	14,300	151,866
Axiall Corp.	43,800	2,055,972
Balchem Corp.	19,085	1,056,927
Calgon Carbon Corp.	35,038	738,251
Chase Corp.	500	21,865
Chemtura Corp.*	42,400	1,157,096
Ferro Corp.*	52,173	654,771
Flotek Industries, Inc.*	31,000	456,940
FutureFuel Corp.	2,900	29,783
H.B. Fuller Co.	28,859	1,237,185
Hawkins, Inc.	3,700	140,563
Innophos Holdings, Inc.	14,913	840,497
Innospec, Inc.	17,400	807,186
Intrepid Potash, Inc.*	37,100	428,505
Koppers Holdings, Inc.	16,713	328,912
Kraton Performance Polymers, Inc.*	23,400	472,914
Kronos Worldwide, Inc.	7,200	91,080
LSB Industries, Inc.*	14,100	582,753
Minerals Technologies, Inc.	21,250	1,553,375
Olin Corp.	47,003	1,505,976
OM Group, Inc.	21,487	645,255
OMNOVA Solutions, Inc.*	18,400	156,952
PolyOne Corp.	54,300	2,028,105
Quaker Chemical Corp.	9,100	779,324
Rentech, Inc.*	120,400	134,848
Sensient Technologies Corp.	29,425	2,026,794
Stepan Co.	12,488	520,250
Trecora Resources*	1,300	15,860
Tredegar Corp.	16,529	332,398
Trinseo S.A.*	2,900	57,420
Tronox Ltd., Class A	35,400	719,682
Zep, Inc.	8,800	149,864

		22,898,262

Construction Materials (0.1%)
Headwaters, Inc.*	45,700	838,138
U.S. Concrete, Inc.*	3,900	132,132
United States Lime & Minerals, Inc.	500	32,250

		1,002,520

Containers & Packaging (0.5%)
AEP Industries, Inc.*	300	16,512
Berry Plastics Group, Inc.*	51,800	1,874,642
Graphic Packaging Holding Co.	188,453	2,740,107
Myers Industries, Inc.	22,900	401,437

		5,032,698

Metals & Mining (0.9%)
AK Steel Holding Corp.*	78,700	351,789
Century Aluminum Co.*	31,700	437,460
Coeur Mining, Inc.*	65,236	307,262
Commercial Metals Co.	63,100	1,021,589
Globe Specialty Metals, Inc.	35,400	669,768
Handy & Harman Ltd.*	1,100	45,166
Haynes International, Inc.	9,533	425,267
Hecla Mining Co.	199,429	594,299
Horsehead Holding Corp.*	32,667	413,564
Kaiser Aluminum Corp.	9,591	737,452
Materion Corp.	8,845	339,913
Molycorp, Inc.*	59,100	22,771
Redcorp Ventures Ltd.*†	46,400	—
RTI International Metals, Inc.*	20,086	721,288
Schnitzer Steel Industries, Inc., Class A	18,000	285,480
Stillwater Mining Co.*	75,678	977,760
SunCoke Energy, Inc.	36,710	548,447
U.S. Silica Holdings, Inc.	31,000	1,103,910
Worthington Industries, Inc.	27,480	731,243

		9,734,428

Paper & Forest Products (0.8%)
Boise Cascade Co.*	22,700	850,342
Clearwater Paper Corp.*	10,838	707,721
Deltic Timber Corp.	9,253	613,011
KapStone Paper and Packaging Corp.	54,972	1,805,281
Louisiana-Pacific Corp.*	89,148	1,471,833
Neenah Paper, Inc.	10,700	669,178
P.H. Glatfelter Co.	28,215	776,759
Resolute Forest Products, Inc.*	37,500	646,875
Schweitzer-Mauduit International, Inc.	22,164	1,022,204
Wausau Paper Corp.	31,100	296,383

		8,859,587

Total Materials		47,527,495

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	57,000	478,800
Atlantic Tele-Network, Inc.	6,800	470,696
Cincinnati Bell, Inc.*	118,537	418,436
Cogent Communications Holdings, Inc.	30,225	1,067,849
Consolidated Communications Holdings, Inc.	34,635	706,554
FairPoint Communications, Inc.*	1,500	26,400
General Communication, Inc., Class A*	20,600	324,656
Globalstar, Inc.*	158,300	527,139
Hawaiian Telcom Holdco, Inc.*	700	18,641
IDT Corp., Class B	9,800	173,950
inContact, Inc.*	33,500	365,150
Inteliquent, Inc.	18,627	293,189
Intelsat S.A.*	5,500	66,000
Iridium Communications, Inc.*	46,500	451,515
Lumos Networks Corp.	12,760	194,718
magicJack VocalTec Ltd.*	18,200	124,488
ORBCOMM, Inc.*	1,600	9,552

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Premiere Global Services, Inc.*	32,552	$311,197
Vonage Holdings Corp.*	101,100	496,401

		6,525,331

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	187,746
Leap Wireless International, Inc.*†	44,800	84,672
NTELOS Holdings Corp.	3,100	14,880
RingCentral, Inc., Class A*	12,800	196,224
Shenandoah Telecommunications Co.	21,724	676,920
Spok Holdings, Inc.	16,800	322,056

		1,482,498

Total Telecommunication Services		8,007,829

Utilities (3.5%)
Electric Utilities (1.3%)
ALLETE, Inc.	25,023	1,320,214
Cleco Corp.	35,281	1,923,520
El Paso Electric Co.	21,946	847,993
Empire District Electric Co.	30,023	745,171
IDACORP, Inc.	29,208	1,836,307
MGE Energy, Inc.	23,179	1,027,293
NRG Yield, Inc., Class A	14,700	745,731
Otter Tail Corp.	22,725	731,063
PNM Resources, Inc.	48,881	1,427,325
Portland General Electric Co.	46,832	1,736,999
Spark Energy, Inc., Class A	200	2,950
UIL Holdings Corp.	32,231	1,657,318
Unitil Corp.	5,700	198,189

		14,200,073

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	11,250	569,363
Laclede Group, Inc.	25,052	1,283,164
New Jersey Resources Corp.	53,422	1,659,287
Northwest Natural Gas Co.	19,342	927,449
ONE Gas, Inc.	30,000	1,296,900
Piedmont Natural Gas Co., Inc.# .	47,777	1,763,449
South Jersey Industries, Inc.	20,976	1,138,577
Southwest Gas Corp.	26,036	1,514,514
WGL Holdings, Inc.	32,725	1,845,690

		11,998,393

Independent Power and Renewable Electricity Producers (0.5%)
Abengoa Yield plc	16,594	560,545
Atlantic Power Corp.	23,300	65,473
Dynegy, Inc.*	71,223	2,238,539
Ormat Technologies, Inc.	19,200	729,984
Pattern Energy Group, Inc.	22,700	642,864
TerraForm Power, Inc., Class A .	13,399	489,198
Vivint Solar, Inc.*	22,500	273,150

		4,999,753

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,261,208
Black Hills Corp.	25,719	1,297,266
NorthWestern Corp.	26,878	1,445,768

		4,004,242

Water Utilities (0.2%)
American States Water Co.	23,758	947,706
Artesian Resources Corp., Class A	200	4,278
California Water Service Group .	33,500	821,085
Connecticut Water Service, Inc.	900	32,697
Middlesex Water Co.	1,100	25,036
SJW Corp.	5,800	179,278
York Water Co.	300	7,284

		2,017,364

Total Utilities		37,219,825

Total Common Stocks (98.8%) (Cost $603,449,225)		1,062,622,052

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	18,715

Total Financials		18,715

Total Corporate Bonds		18,715

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		18,715

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*† (Cost $—)	10,000	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	10,490	—

Total Investments (98.8%) (Cost $603,468,425)		1,062,640,767
Other Assets Less Liabilities (1.2%)		12,505,829

Net Assets (100%)		$1,075,146,596

*	Non-income producing.

†	Securities (totaling $128,632 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,290,579.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	76	June-15	$9,227,166	$9,491,640	$264,474

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$148,979,035	$—	$—		$148,979,035
Consumer Staples	33,848,817	—	—		33,848,817
Energy	34,746,908	—	—		34,746,908
Financials	252,140,181	—	—		252,140,181
Health Care	165,901,857	—	43,960		165,945,817
Industrials	144,314,431	—	—		144,314,431
Information Technology	189,891,714	—	—		189,891,714
Materials	47,527,495	—	—	(b)	47,527,495
Telecommunication Services	7,923,157	—	84,672		8,007,829
Utilities	37,219,825	—	—		37,219,825
Corporate Bonds
Financials	—	18,715	—		18,715
Futures	264,474	—	—		264,474
Rights
Health Care	—	—	—	(b)	—
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,062,757,894	$18,715	$128,632		$1,062,905,241

Total Liabilities	$—	$—	$—		$—

Total	$1,062,757,894	$18,715	$128,632		$1,062,905,241

(a)	Securities with a market value of $93,198 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,432,879
Aggregate gross unrealized depreciation	(46,426,677)

Net unrealized appreciation	$455,006,202

Federal income tax cost of investments	$607,634,565

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.2%)
Auto Components (0.9%)
BorgWarner, Inc.	53,500	$3,235,680
Delphi Automotive plc	47,500	3,787,650

		7,023,330

Automobiles (1.0%)
Tesla Motors, Inc.*	38,667	7,299,170

Hotels, Restaurants & Leisure (3.9%)
Chipotle Mexican Grill, Inc.*	2,489	1,619,194
Las Vegas Sands Corp.	71,465	3,933,434
MGM Resorts International*	344,646	7,247,905
Starbucks Corp.	82,032	7,768,430
Wynn Macau Ltd.	1,316,800	2,833,651
Wynn Resorts Ltd.	49,940	6,286,447

		29,689,061

Internet & Catalog Retail (9.0%)
Amazon.com, Inc.*	82,102	30,550,154
Ctrip.com International Ltd. (ADR)*	14,795	867,283
Netflix, Inc.*	13,730	5,721,154
Priceline Group, Inc.*	19,464	22,659,015
Vipshop Holdings Ltd. (ADR)*	275,000	8,096,000

		67,893,606

Media (1.5%)
Walt Disney Co.	105,128	11,026,876

Specialty Retail (6.0%)
AutoZone, Inc.*	12,714	8,672,982
CarMax, Inc.*	97,768	6,746,970
Home Depot, Inc.	68,853	7,822,389
Lowe’s Cos., Inc.	136,796	10,176,254
Ross Stores, Inc.	40,063	4,221,038
Tractor Supply Co.	88,758	7,549,756

		45,189,389

Textiles, Apparel & Luxury Goods (1.9%)
Hanesbrands, Inc.	218,800	7,331,988
NIKE, Inc., Class B	45,500	4,565,015
Under Armour, Inc., Class A*	25,346	2,046,689

		13,943,692

Total Consumer Discretionary		182,065,124

Consumer Staples (2.8%)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	23,910	3,622,246
CVS Health Corp.	78,996	8,153,177
Walgreens Boots Alliance, Inc.	74,100	6,274,788

		18,050,211

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A	35,600	2,960,496

Total Consumer Staples		21,010,707

Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Concho Resources, Inc.*	9,000	1,043,280
Continental Resources, Inc.*	52,700	2,301,409
EOG Resources, Inc.	14,400	1,320,336
EQT Corp.	54,420	4,509,785
Pioneer Natural Resources Co.	28,602	4,676,713
Range Resources Corp.	63,398	3,299,232

Total Energy		17,150,755

Financials (6.1%)
Capital Markets (2.8%)
BlackRock, Inc.	9,500	3,475,480
Morgan Stanley	233,800	8,344,322
State Street Corp.	67,400	4,955,922
TD Ameritrade Holding Corp.	109,818	4,091,819

		20,867,543

Diversified Financial Services (0.7%)
Intercontinental Exchange, Inc.	22,861	5,332,785

Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	115,257	10,851,447
Crown Castle International Corp. (REIT)	105,374	8,697,570

		19,549,017

Total Financials		45,749,345

Health Care (21.3%)
Biotechnology (11.1%)
Alexion Pharmaceuticals, Inc.*	65,524	11,355,309
Biogen, Inc.*	35,674	15,062,990
BioMarin Pharmaceutical, Inc.*	37,700	4,698,174
Celgene Corp.*	101,080	11,652,502
Gilead Sciences, Inc.*	160,260	15,726,314
Incyte Corp.*	57,900	5,307,114
Pharmacyclics, Inc.*	35,821	9,168,385
Regeneron Pharmaceuticals, Inc.*	12,903	5,825,447
Vertex Pharmaceuticals, Inc.*	42,697	5,036,965

		83,833,200

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	18,100	9,141,043

Health Care Providers & Services (4.5%)
Anthem, Inc.	26,700	4,122,747
Humana, Inc.	38,100	6,782,562
McKesson Corp.	73,532	16,632,938
UnitedHealth Group, Inc.	55,092	6,516,833

		34,055,080

Pharmaceuticals (4.5%)
Actavis plc*	58,405	17,382,624
Valeant Pharmaceuticals International, Inc.*	81,055	16,099,144

		33,481,768

Total Health Care		160,511,091

Industrials (12.1%)
Aerospace & Defense (3.2%)
Boeing Co.	88,796	13,326,504
Precision Castparts Corp.	51,862	10,891,020

		24,217,524

Air Freight & Logistics (0.7%)
FedEx Corp.	33,000	5,459,850

Airlines (2.7%)
American Airlines Group, Inc.	269,000	14,197,820
United Continental Holdings, Inc.*	94,297	6,341,473

		20,539,293

Commercial Services & Supplies (0.5%)
Tyco International plc	84,800	3,651,488

Industrial Conglomerates (3.2%)
Danaher Corp.	187,132	15,887,507

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Industries, Inc.	48,206	$8,291,432

		24,178,939

Machinery (1.4%)
Flowserve Corp.	72,000	4,067,280
Wabtec Corp.	62,400	5,928,624

		9,995,904

Road & Rail (0.4%)
J.B. Hunt Transport Services, Inc.	36,676	3,131,947

Total Industrials		91,174,945

Information Technology (26.7%)
Communications Equipment (0.2%)
Palo Alto Networks, Inc.*	12,700	1,855,216

Internet Software & Services (13.5%)
Alibaba Group Holding
Ltd. (ADR)*	131,036	10,907,437
Baidu, Inc. (ADR)*	57,836	12,053,022
Facebook, Inc., Class A*	220,400	18,120,186
Google, Inc., Class A*	35,600	19,747,320
Google, Inc., Class C*	37,800	20,714,400
LinkedIn Corp., Class A*	23,753	5,934,924
NAVER Corp.	2,873	1,733,853
Pandora Media, Inc.*	71,700	1,162,257
Tencent Holdings Ltd.	330,000	6,238,529
Twitter, Inc.*	106,400	5,328,512

		101,940,440

IT Services (5.4%)
Fiserv, Inc.*	38,206	3,033,557
MasterCard, Inc., Class A	183,290	15,834,423
Visa, Inc., Class A	329,708	21,566,200

		40,434,180

Semiconductors & Semiconductor Equipment (0.4%)
ASML Holding N.V. (N.Y. Shares)	28,900	2,919,767

Software (3.9%)
Mobileye N.V.*	67,800	2,849,634
NetSuite, Inc.*	36,989	3,431,100
Red Hat, Inc.*	67,831	5,138,198
Salesforce.com, Inc.*	159,879	10,681,516
ServiceNow, Inc.*	49,347	3,887,557
Workday, Inc., Class A*	38,001	3,207,664

		29,195,669

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	181,274	22,555,924
SanDisk Corp.	40,000	2,544,800

		25,100,724

Total Information Technology		201,445,996

Materials (2.2%)
Chemicals (1.9%)
Ashland, Inc.	29,400	3,742,914
E.I. du Pont de Nemours & Co.	58,100	4,152,407
Sherwin-Williams Co.	23,275	6,621,737

		14,517,058

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	17,017	2,378,977

Total Materials		16,896,035

Total Investments (97.7%) (Cost $436,489,791)		736,003,998
Other Assets Less Liabilities (2.3%)		17,530,230

Net Assets (100%)		$753,534,228

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$179,231,473	$2,833,651	$—	$182,065,124
Consumer Staples	21,010,707	—	—	21,010,707
Energy	17,150,755	—	—	17,150,755
Financials	45,749,345	—	—	45,749,345
Health Care	160,511,091	—	—	160,511,091
Industrials	91,174,945	—	—	91,174,945
Information Technology	193,473,614	7,972,382	—	201,445,996
Materials	16,896,035	—	—	16,896,035

Total Assets	$725,197,965	$10,806,033	$—	$736,003,998

Total Liabilities	$—	$—	$—	$—

Total	$725,197,965	$10,806,033	$—	$736,003,998

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,932,312
Aggregate gross unrealized depreciation	(9,854,086)

Net unrealized appreciation	$299,078,226

Federal income tax cost of investments	$436,925,772

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Automobiles (2.6%)
Ford Motor Co.	61,800	$997,452
General Motors Co.	40,600	1,522,500

		2,519,952

Hotels, Restaurants & Leisure (2.6%)
Yum! Brands, Inc.	33,200	2,613,504

Household Durables (0.8%)
Lennar Corp., Class A	15,900	823,779

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	5,823	2,166,738

Media (5.2%)
CBS Corp. (Non-Voting), Class B	14,600	885,198
Time Warner Cable, Inc.	11,400	1,708,632
Walt Disney Co.	24,100	2,527,849

		5,121,679

Multiline Retail (1.6%)
Macy’s, Inc.	24,548	1,593,411

Specialty Retail (0.8%)
Best Buy Co., Inc.	21,700	820,043

Total Consumer Discretionary		15,659,106

Consumer Staples (9.9%)
Beverages (2.7%)
PepsiCo, Inc.	28,300	2,706,046

Food & Staples Retailing (2.1%)
Rite Aid Corp.*	116,800	1,014,992
Walgreens Boots Alliance, Inc.	12,900	1,092,372

		2,107,364

Food Products (2.5%)
Mondelez International, Inc., Class A	69,154	2,495,768

Tobacco (2.6%)
Philip Morris International, Inc.	34,120	2,570,260

Total Consumer Staples		9,879,438

Energy (7.9%)
Energy Equipment & Services (1.8%)
Halliburton Co.	18,294	802,741
McDermott International, Inc.*	115,712	444,334
Noble Corp. plc	38,390	548,209

		1,795,284

Oil, Gas & Consumable Fuels (6.1%)
Approach Resources, Inc.*	47,500	313,025
Chevron Corp.	14,615	1,534,283
Cobalt International Energy, Inc.*	77,000	724,570
EOG Resources, Inc.	11,661	1,069,197
Gulfport Energy Corp.*	11,500	527,965
Laredo Petroleum Holdings, Inc.*	28,000	365,120
Oasis Petroleum, Inc.*	23,000	327,060
PDC Energy, Inc.*	13,900	751,156
SM Energy Co.	7,700	397,936

		6,010,312

Total Energy		7,805,596

Financials (18.7%)
Banks (7.4%)
Citigroup, Inc.	48,433	2,495,268
JPMorgan Chase & Co.	40,468	2,451,552
U.S. Bancorp/Minnesota	37,400	1,633,258
Wells Fargo & Co.	15,238	828,947

		7,409,025

Capital Markets (1.5%)
Invesco Ltd.	21,700	861,273
Morgan Stanley	16,575	591,562

		1,452,835

Consumer Finance (2.8%)
American Express Co.	18,900	1,476,468
Capital One Financial Corp.	16,200	1,276,884

		2,753,352

Insurance (3.8%)
Aon plc	10,700	1,028,484
Lincoln National Corp.	21,808	1,253,088
MetLife, Inc.	28,851	1,458,418

		3,739,990

Real Estate Investment Trusts (REITs) (3.2%)
Digital Realty Trust, Inc. (REIT)	21,857	1,441,687
Simon Property Group, Inc. (REIT)	9,100	1,780,324

		3,222,011

Total Financials		18,577,213

Health Care (17.3%)
Biotechnology (5.3%)
Acorda Therapeutics, Inc.*	29,160	970,445
Alnylam Pharmaceuticals, Inc.*	15,577	1,626,550
Bluebird Bio, Inc.*	4,400	531,388
Chimerix, Inc.*	40,100	1,511,369
Lexicon Pharmaceuticals, Inc.*	380,633	359,432
MacroGenics, Inc.*	3,300	103,521
Regulus Therapeutics, Inc.*	11,200	189,728

		5,292,433

Health Care Providers & Services (4.6%)
Envision Healthcare Holdings, Inc.*	33,800	1,296,230
Laboratory Corp. of America Holdings*	10,300	1,298,727
UnitedHealth Group, Inc.	16,249	1,922,094

		4,517,051

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	5,851	790,938

Pharmaceuticals (6.6%)
Actavis plc*	5,300	1,577,386
Catalent, Inc.*	28,300	881,545
Eli Lilly & Co.	27,700	2,012,405
Impax Laboratories, Inc.*	27,954	1,310,204
Teva Pharmaceutical Industries Ltd. (ADR)	12,014	748,472

		6,530,012

Total Health Care		17,130,434

Industrials (8.5%)
Industrial Conglomerates (1.8%)
General Electric Co.	71,700	1,778,877

Machinery (3.0%)
Colfax Corp.*	19,300	921,189

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	20,300	$795,354
Parker-Hannifin Corp.	10,400	1,235,312

		2,951,855

Road & Rail (2.5%)
Hertz Global Holdings, Inc.*	41,356	896,598
Norfolk Southern Corp.	15,300	1,574,676

		2,471,274

Trading Companies & Distributors (1.2%)
Fastenal Co.	29,500	1,222,333

Total Industrials		8,424,339

Information Technology (18.1%)
Electronic Equipment, Instruments & Components (1.4%)
Jabil Circuit, Inc.	58,500	1,367,730

IT Services (0.4%)
ServiceSource International, Inc.*	121,167	375,618

Semiconductors & Semiconductor Equipment (7.8%)
Altera Corp.	24,900	1,068,459
Applied Materials, Inc.	44,100	994,896
Broadcom Corp., Class A	20,472	886,335
Freescale Semiconductor Ltd.*	24,212	986,881
Mellanox Technologies Ltd.*	21,000	952,140
Micron Technology, Inc.*	45,614	1,237,508
NXP Semiconductors N.V.*	10,261	1,029,794
Silicon Laboratories, Inc.*	12,400	629,548

		7,785,561

Software (3.0%)
Check Point Software
Technologies Ltd.*	19,674	1,612,678
Symantec Corp.	59,202	1,383,254

		2,995,932

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	37,099	4,616,229
NetApp, Inc.	24,351	863,486

		5,479,715

Total Information Technology		18,004,556

Materials (3.0%)
Chemicals (3.0%)
Monsanto Co.	9,600	1,080,384
Praxair, Inc.	16,100	1,943,914

Total Materials		3,024,298

Total Investments (99.2%) (Cost $77,796,776)		98,504,980
Other Assets Less Liabilities (0.8%)		817,605

Net Assets (100%)		$99,322,585

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,659,106	$—	$—	$15,659,106
Consumer Staples	9,879,438	—	—	9,879,438
Energy	7,805,596	—	—	7,805,596
Financials	18,577,213	—	—	18,577,213
Health Care	17,130,434	—	—	17,130,434
Industrials	8,424,339	—	—	8,424,339
Information Technology	18,004,556	—	—	18,004,556
Materials	3,024,298	—	—	3,024,298

Total Assets	$98,504,980	$—	$—	$98,504,980

Total Liabilities	$—	$—	$—	$—

Total	$98,504,980	$—	$—	$98,504,980

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,647,833
Aggregate gross unrealized depreciation	(3,941,897)

Net unrealized appreciation	$20,705,936

Federal income tax cost of investments	$77,799,044

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (1.1%)
Delphi Automotive plc	61,900	$4,935,906

Diversified Consumer Services (1.8%)
ServiceMaster Global Holdings, Inc.*	230,300	7,772,625

Hotels, Restaurants & Leisure (2.2%)
Chipotle Mexican Grill, Inc.*	7,800	5,074,212
Hilton Worldwide Holdings, Inc.*	159,966	4,738,193

		9,812,405

Household Durables (1.1%)
Jarden Corp.*	87,800	4,644,620

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	20,853	7,759,401

Leisure Products (1.0%)
Polaris Industries, Inc.	32,400	4,571,640

Media (3.4%)
Liberty Global plc*	176,936	8,813,182
Time Warner, Inc.	76,300	6,442,772

		15,255,954

Specialty Retail (5.2%)
Advance Auto Parts, Inc.	39,114	5,854,975
Home Depot, Inc.	68,400	7,770,924
Lowe’s Cos., Inc.	68,100	5,065,959
Williams-Sonoma, Inc.	56,700	4,519,557

		23,211,415

Textiles, Apparel & Luxury Goods (3.5%)
Carter’s, Inc.	64,900	6,001,303
Under Armour, Inc., Class A*	118,462	9,565,806

		15,567,109

Total Consumer Discretionary		93,531,075

Consumer Staples (1.4%)
Beverages (1.4%)
Constellation Brands, Inc., Class A*	54,504	6,333,910

Total Consumer Staples		6,333,910

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Cheniere Energy, Inc.*	37,200	2,879,280
Pioneer Natural Resources Co.	47,420	7,753,644
Sanchez Energy Corp.*	107,970	1,404,690

Total Energy		12,037,614

Financials (10.5%)
Capital Markets (4.9%)
Affiliated Managers Group, Inc.*	32,716	7,026,743
Raymond James Financial, Inc.	114,504	6,501,537
SEI Investments Co.	179,700	7,922,973

		21,451,253

Diversified Financial Services (4.4%)
Intercontinental Exchange, Inc.	41,406	9,658,778
McGraw Hill Financial, Inc.	96,000	9,926,400

		19,585,178

Real Estate Management & Development (1.2%)
CBRE Group, Inc., Class A*	84,308	3,263,563
Howard Hughes Corp.*	13,483	2,090,134

		5,353,697

Total Financials		46,390,128

Health Care (19.8%)
Biotechnology (6.0%)
Biogen, Inc.*	24,221	10,227,075
Celgene Corp.*	66,400	7,654,592
Gilead Sciences, Inc.*	56,371	5,531,687
Vertex Pharmaceuticals, Inc.*	28,500	3,362,145

		26,775,499

Health Care Providers & Services (5.5%)
Community Health Systems, Inc.*	113,000	5,907,640
DaVita HealthCare Partners, Inc.*	62,900	5,112,512
Envision Healthcare Holdings, Inc.*	157,755	6,049,904
McKesson Corp.	32,400	7,328,880

		24,398,936

Pharmaceuticals (8.3%)
Bristol-Myers Squibb Co.	76,800	4,953,600
Catalent, Inc.*	128,454	4,001,342
Eli Lilly & Co.	39,900	2,898,735
Endo International plc*	71,900	6,449,430
Perrigo Co. plc	40,400	6,688,220
Shire plc (ADR)	23,500	5,623,315
Zoetis, Inc.	130,600	6,045,474

		36,660,116

Total Health Care		87,834,551

Industrials (9.0%)
Airlines (1.3%)
Delta Air Lines, Inc.	131,400	5,907,744

Industrial Conglomerates (1.5%)
Carlisle Cos., Inc.	71,400	6,613,782

Machinery (2.7%)
Allison Transmission Holdings, Inc.	76,100	2,430,634
Proto Labs, Inc.*	62,160	4,351,200
Wabtec Corp.	53,000	5,035,530

		11,817,364

Road & Rail (3.5%)
Old Dominion Freight Line, Inc.*	89,500	6,918,350
Union Pacific Corp.	81,500	8,827,265

		15,745,615

Total Industrials		40,084,505

Information Technology (29.7%)
Communications Equipment (1.1%)
Palo Alto Networks, Inc.*	33,665	4,917,783

Electronic Equipment, Instruments & Components (2.6%)
Cognex Corp.*	109,100	5,410,269
TE Connectivity Ltd.	83,800	6,001,756

		11,412,025

Internet Software & Services (9.1%)
Akamai Technologies, Inc.*	72,800	5,172,076
Facebook, Inc., Class A*	200,788	16,507,785
Google, Inc., Class A*	12,608	6,993,658
Google, Inc., Class C*	14,308	7,840,784

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
LinkedIn Corp., Class A*	14,300	$3,572,998

		40,087,301

IT Services (5.1%)
Alliance Data Systems Corp.*	24,700	7,317,375
Vantiv, Inc., Class A*	118,791	4,478,421
Visa, Inc., Class A	165,164	10,803,377

		22,599,173

Semiconductors & Semiconductor Equipment (0.8%)
Micron Technology, Inc.*	135,600	3,678,828

Software (3.5%)
Mobileye N.V.*	52,500	2,206,575
ServiceNow, Inc.*	64,923	5,114,634
Tableau Software, Inc., Class A*	37,700	3,488,004
Workday, Inc., Class A*	55,700	4,701,637

		15,510,850

Technology Hardware, Storage & Peripherals (7.5%)
Apple, Inc.	225,479	28,056,352
Western Digital Corp.	58,000	5,278,580

		33,334,932

Total Information Technology		131,540,892

Materials (2.3%)
Chemicals (1.3%)
Axalta Coating Systems Ltd.*	208,000	5,744,960

Construction Materials (1.0%)
Vulcan Materials Co.	52,900	4,459,470

Total Materials		10,204,430

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.1%)
Level 3 Communications, Inc.*	93,700	5,044,808

Wireless Telecommunication Services (1.6%)
SBA Communications Corp., Class A*	59,660	6,986,186

Total Telecommunication Services		12,030,994

Total Investments (99.2%) (Cost $347,575,700)		439,988,099
Other Assets Less Liabilities (0.8%)		3,525,775

Net Assets (100%)		$443,513,874

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,531,075	$—	$—	$93,531,075
Consumer Staples	6,333,910	—	—	6,333,910
Energy	12,037,614	—	—	12,037,614
Financials	46,390,128	—	—	46,390,128
Health Care	87,834,551	—	—	87,834,551
Industrials	40,084,505	—	—	40,084,505
Information Technology	131,540,892	—	—	131,540,892
Materials	10,204,430	—	—	10,204,430
Telecommunication Services	12,030,994	—	—	12,030,994

Total Assets	$439,988,099	$—	$—	$439,988,099

Total Liabilities	$—	$—	$—	$—

Total	$439,988,099	$—	$—	$439,988,099

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,531,546
Aggregate gross unrealized depreciation	(5,204,311)

Net unrealized appreciation	$92,327,235

Federal income tax cost of investments	$347,660,864

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (0.4%)
BorgWarner, Inc.	12,240	$740,275
Dana Holding Corp.	6,468	136,863
Delphi Automotive plc	30,210	2,408,946
Drew Industries, Inc.	924	56,863
Gentex Corp.	10,400	190,320
Gentherm, Inc.*	1,188	60,006
Goodyear Tire & Rubber Co.	13,590	368,017
Johnson Controls, Inc.	8,700	438,828
Lear Corp.	3,200	354,624
Tenneco, Inc.*	2,838	162,958

		4,917,700

Automobiles (0.2%)
Harley-Davidson, Inc.	10,691	649,371
Tesla Motors, Inc.*	9,028	1,704,216
Thor Industries, Inc.	2,700	170,667

		2,524,254

Distributors (0.1%)
Genuine Parts Co.	7,193	670,316
LKQ Corp.*	15,863	405,458
Pool Corp.	2,112	147,333

		1,223,107

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,100	210,207
H&R Block, Inc.	12,011	385,193
K12, Inc.*	1,450	22,794
Service Corp. International	7,325	190,816
Weight Watchers International, Inc.*	1,299	9,080

		818,090

Hotels, Restaurants & Leisure (3.1%)
Bloomin’ Brands, Inc.	6,400	155,712
Brinker International, Inc.	3,498	215,337
Buffalo Wild Wings, Inc.*	1,100	199,364
Caesars Entertainment Corp.*	6,600	69,498
Cheesecake Factory, Inc.	3,400	167,722
Chipotle Mexican Grill, Inc.*	2,102	1,367,435
Choice Hotels International, Inc.	2,332	149,411
Denny’s Corp.*	5,082	57,935
DineEquity, Inc.	1,452	155,379
Domino’s Pizza, Inc.	2,508	252,179
Dunkin’ Brands Group, Inc.	5,362	255,017
Hilton Worldwide Holdings, Inc.*	50,155	1,485,591
Interval Leisure Group, Inc.	2,371	62,144
Jack in the Box, Inc.	1,900	182,248
Las Vegas Sands Corp.	19,537	1,075,316
Marriott International, Inc., Class A	10,854	871,793
McDonald’s Corp.	46,744	4,554,735
MGM Resorts International*	76,479	1,608,353
Norwegian Cruise Line Holdings Ltd.*	4,000	216,040
Panera Bread Co., Class A*	1,452	232,313
Pinnacle Entertainment, Inc.*	2,068	74,634
Popeyes Louisiana Kitchen, Inc.*	726	43,429
Restaurant Brands International, Inc.	10,084	387,326
Scientific Games Corp., Class A*	5,016	52,518
SeaWorld Entertainment, Inc.	5,000	96,400
Sonic Corp.	4,554	144,362
Starbucks Corp.	115,755	10,961,999
Starwood Hotels & Resorts Worldwide, Inc.	3,630	303,105
Texas Roadhouse, Inc.	4,158	151,476
Vail Resorts, Inc.	900	93,078
Wyndham Worldwide Corp.	6,732	609,044
Wynn Resorts Ltd.	19,358	2,436,785
Yum! Brands, Inc.	41,672	3,280,420
Zoe’s Kitchen, Inc.*	103,500	3,445,515

		35,413,613

Household Durables (0.3%)
Harman International Industries, Inc.	3,400	454,342
iRobot Corp.*	990	32,304
Newell Rubbermaid, Inc.	7,391	288,766
NVR, Inc.*	198	263,075
Tempur Sealy International, Inc.*	3,100	178,994
Tupperware Brands Corp.	2,300	158,746
Whirlpool Corp.	7,935	1,603,346

		2,979,573

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	44,585	16,590,079
Expedia, Inc.	4,746	446,741
Groupon, Inc.*	18,545	133,709
HomeAway, Inc.*	3,800	114,646
Liberty Interactive Corp.*	62,614	1,827,703
Liberty TripAdvisor Holdings, Inc.*	9,310	295,965
Liberty Ventures*	18,211	765,044
Netflix, Inc.*	4,950	2,062,616
Nutrisystem, Inc.	1,650	32,967
Priceline Group, Inc.*	7,767	9,041,953
TripAdvisor, Inc.*	4,944	411,192
Vipshop Holdings Ltd. (ADR)*	31,000	912,640
zulily, Inc., Class A*	2,600	33,774

		32,669,029

Leisure Products (0.1%)
Hasbro, Inc.	4,339	274,398
Mattel, Inc.	6,100	139,385
Polaris Industries, Inc.	3,208	452,649

		866,432

Media (5.8%)
AMC Networks, Inc., Class A*	26,078	1,998,618
Cablevision Systems Corp. - New York Group, Class A	132,166	2,418,638
CBS Corp. (Non-Voting), Class B	40,680	2,466,428
Charter Communications, Inc., Class A*	3,906	754,288
Cinemark Holdings, Inc.	5,280	237,970
Clear Channel Outdoor Holdings, Inc., Class A	17,800	180,136
Comcast Corp., Class A	339,177	19,108,957
DIRECTV*	39,283	3,342,983
Discovery Communications, Inc., Class A*	22,223	683,579
Discovery Communications, Inc., Class C*	22,223	655,023
DISH Network Corp., Class A*	9,239	647,284
Interpublic Group of Cos., Inc.	20,877	461,799
Liberty Broadband Corp.*	11,828	669,071
Liberty Global plc*	16,096	815,101
Liberty Media Corp.*	39,426	1,510,673

See Notes to Portfolio of Investments.
1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Loral Space & Communications, Inc.*	698	$47,771
Madison Square Garden Co., Class A*	26,011	2,201,831
Morningstar, Inc.	2,000	149,820
Omnicom Group, Inc.	12,926	1,007,969
Scripps Networks Interactive, Inc., Class A	4,861	333,270
Sirius XM Holdings, Inc.*	136,011	519,562
Starz, Class A*	16,290	560,539
Time Warner Cable, Inc.	21,320	3,195,442
Twenty-First Century Fox, Inc., Class A	120,281	4,070,309
Viacom, Inc., Class B	30,612	2,090,800
Walt Disney Co.	146,930	15,411,488
World Wrestling Entertainment, Inc., Class A	27,058	379,083

		65,918,432

Multiline Retail (0.9%)
Dollar General Corp.*	11,653	878,403
Dollar Tree, Inc.*	83,329	6,761,732
Family Dollar Stores, Inc.	5,744	455,154
Macy’s, Inc.	14,833	962,810
Nordstrom, Inc.	7,374	592,280
Target Corp.	3,140	257,700

		9,908,079

Specialty Retail (3.9%)
Abercrombie & Fitch Co., Class A	2,508	55,276
Advance Auto Parts, Inc.	3,366	503,857
America’s Car-Mart, Inc.*	194	10,525
AutoNation, Inc.*	3,102	199,552
AutoZone, Inc.*	1,491	1,017,101
Bed Bath & Beyond, Inc.*	4,261	327,138
Buckle, Inc.	1,914	97,786
Cabela’s, Inc.*	2,112	118,230
CarMax, Inc.*	18,499	1,276,616
Cato Corp., Class A	1,720	68,112
Chico’s FAS, Inc.	9,900	175,131
Gap, Inc.	13,991	606,230
GNC Holdings, Inc., Class A	3,432	168,408
Home Depot, Inc.	80,186	9,109,932
L Brands, Inc.	4,277	403,278
Lowe’s Cos., Inc.	71,757	5,338,003
Lumber Liquidators Holdings, Inc.*	1,320	40,630
O’Reilly Automotive, Inc.*	28,196	6,097,103
Penske Automotive Group, Inc.	3,600	185,364
Ross Stores, Inc.	11,087	1,168,126
Sally Beauty Holdings, Inc.*	5,700	195,909
Signet Jewelers Ltd.	2,700	374,733
Tiffany & Co.	4,909	432,041
TJX Cos., Inc.	33,443	2,342,682
Tractor Supply Co.	78,420	6,670,405
Ulta Salon Cosmetics & Fragrance, Inc.*	46,004	6,939,703
Williams-Sonoma, Inc.	4,290	341,956
Zumiez, Inc.*	1,056	42,504

		44,306,331

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.	2,244	207,503
Coach, Inc.	14,264	590,958
Deckers Outdoor Corp.*	1,848	134,664
Fossil Group, Inc.*	2,838	233,993
G-III Apparel Group Ltd.*	462	52,044
Hanesbrands, Inc.	45,648	1,529,664
Kate Spade & Co.*	6,200	207,018
Michael Kors Holdings Ltd.*	10,109	664,667
NIKE, Inc., Class B	79,731	7,999,411
Oxford Industries, Inc.	858	64,736
PVH Corp.	2,970	316,483
Ralph Lauren Corp.	2,949	387,793
Steven Madden Ltd.*	3,294	125,172
Under Armour, Inc., Class A*	95,164	7,684,493
VF Corp.	39,476	2,972,938
Wolverine World Wide, Inc.	5,800	194,010

		23,365,547

Total Consumer Discretionary		224,910,187

Consumer Staples (6.3%)
Beverages (2.3%)
Brown-Forman Corp., Class B	7,534	680,697
Coca-Cola Co.	187,654	7,609,370
Coca-Cola Enterprises, Inc.	12,101	534,864
Constellation Brands, Inc., Class A*	25,482	2,961,263
Dr. Pepper Snapple Group, Inc.	10,427	818,311
Monster Beverage Corp.*	52,191	7,222,974
PepsiCo, Inc.	71,218	6,809,865

		26,637,344

Food & Staples Retailing (1.3%)
Casey’s General Stores, Inc.	1,800	162,180
Costco Wholesale Corp.	30,430	4,609,993
CVS Health Corp.	29,282	3,022,195
Kroger Co.	23,636	1,811,936
PriceSmart, Inc.	1,500	127,470
Rite Aid Corp.*	31,000	269,390
Sprouts Farmers Market, Inc.*	4,300	151,489
Sysco Corp.	9,066	342,060
United Natural Foods, Inc.*	2,244	172,878
Walgreens Boots Alliance, Inc.	33,446	2,832,207
Wal-Mart Stores, Inc.	7,990	657,178
Whole Foods Market, Inc.	7,879	410,338

		14,569,314

Food Products (1.0%)
Campbell Soup Co.	7,160	333,298
Flowers Foods, Inc.	7,573	172,210
General Mills, Inc.	28,994	1,641,060
Hain Celestial Group, Inc.*	3,828	245,183
Hershey Co.	25,016	2,524,365
Hormel Foods Corp.	5,940	337,689
Kellogg Co.	10,759	709,556
Keurig Green Mountain, Inc.	7,440	831,271
Kraft Foods Group, Inc.	29,710	2,588,187
Lancaster Colony Corp.	800	76,136
McCormick & Co., Inc. (Non-Voting)	6,104	470,679
Mead Johnson Nutrition Co.	9,437	948,702
Tyson Foods, Inc., Class A	4,500	172,350
WhiteWave Foods Co.*	8,471	375,604

		11,426,290

Household Products (0.5%)
Church & Dwight Co., Inc.	6,138	524,308
Clorox Co.	4,884	539,145
Colgate-Palmolive Co.	37,942	2,630,898
Kimberly-Clark Corp.	14,541	1,557,487

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	7,600	$622,744

		5,874,582

Personal Products (0.3%)
Estee Lauder Cos., Inc., Class A	41,952	3,488,728

Tobacco (0.9%)
Altria Group, Inc.	89,325	4,468,036
Lorillard, Inc.	18,017	1,177,411
Philip Morris International, Inc.	43,615	3,285,518
Reynolds American, Inc.	10,559	727,621

		9,658,586

Total Consumer Staples		71,654,844

Energy (3.9%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	2,600	165,308
Cameron International Corp.*	6,355	286,738
CARBO Ceramics, Inc.	924	28,191
Core Laboratories N.V.	16,700	1,744,983
Dresser-Rand Group, Inc.*	4,620	371,217
Dril-Quip, Inc.*	1,584	108,330
FMC Technologies, Inc.*	11,285	417,658
Frank’s International N.V.	1,100	20,570
Halliburton Co.	73,128	3,208,857
Helmerich & Payne, Inc.	3,200	217,824
Nabors Industries Ltd.	5,900	80,535
National Oilwell Varco, Inc.	25,560	1,277,744
Oceaneering International, Inc.	5,082	274,072
Patterson-UTI Energy, Inc.	4,800	90,120
RPC, Inc.	6,400	81,984
Schlumberger Ltd.	60,522	5,049,956
Seadrill Ltd.	5,141	48,068
Superior Energy Services, Inc.	4,500	100,530
Weatherford International plc*	234,997	2,890,463

		16,463,148

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.	68,831	5,699,895
Cabot Oil & Gas Corp.	19,534	576,839
Cheniere Energy, Inc.*	12,035	931,509
Cimarex Energy Co.	1,100	126,599
Cobalt International Energy, Inc.*	15,753	148,236
Concho Resources, Inc.*	5,016	581,455
Continental Resources, Inc.*	3,960	172,933
Diamondback Energy, Inc.*	1,900	145,996
EOG Resources, Inc.	26,970	2,472,879
EQT Corp.	19,372	1,605,358
FX Energy, Inc.*	278	347
Gulfport Energy Corp.*	3,476	159,583
Isramco, Inc.*	32	4,025
Kinder Morgan, Inc.	17,763	747,112
Marathon Petroleum Corp.	9,200	941,988
Newfield Exploration Co.*	25,000	877,250
Noble Energy, Inc.	12,700	621,030
Oasis Petroleum, Inc.*	4,158	59,127
ONEOK, Inc.	5,435	262,184
Panhandle Oil and Gas, Inc., Class A	792	15,674
Phillips 66	11,400	896,040
Pioneer Natural Resources Co.	10,764	1,760,022
QEP Resources, Inc.	5,600	116,760
Range Resources Corp.	33,105	1,722,784
SemGroup Corp., Class A	2,100	170,814
SM Energy Co.	2,442	126,202
Southwestern Energy Co.*	17,567	407,379
Suncor Energy, Inc.	45,859	1,341,376
Targa Resources Corp.	1,700	162,843
Teekay Corp.	2,600	121,082
Tesoro Corp.	2,800	255,612
Valero Energy Corp.	37,625	2,393,702
Whiting Petroleum Corp.*	4,644	143,500
Williams Cos., Inc.	36,829	1,863,179
World Fuel Services Corp.	806	46,329

		27,677,643

Total Energy		44,140,791

Financials (4.3%)
Banks (0.2%)
Citigroup, Inc.	34,610	1,783,107
Investors Bancorp, Inc.	14,790	173,339
Signature Bank/New York*	1,914	248,016
SVB Financial Group*	1,400	177,856

		2,382,318

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	2,442	524,493
Ameriprise Financial, Inc.	2,838	371,324
Artisan Partners Asset Management, Inc., Class A	2,600	118,196
BGC Partners, Inc., Class A	990	9,356
BlackRock, Inc.	2,329	852,041
Charles Schwab Corp.	125,301	3,814,162
Cohen & Steers, Inc.	528	21,622
Diamond Hill Investment Group, Inc.	132	21,120
Eaton Vance Corp.	6,607	275,115
Franklin Resources, Inc.	15,987	820,453
GAMCO Investors, Inc., Class A	132	10,363
Greenhill & Co., Inc.	1,584	62,806
Invesco Ltd.	4,300	170,667
Lazard Ltd., Class A	6,454	339,416
Legg Mason, Inc.	3,200	176,640
LPL Financial Holdings, Inc.	4,300	188,598
Morgan Stanley	68,672	2,450,904
Pzena Investment Management, Inc., Class A	330	3,026
SEI Investments Co.	7,193	317,139
State Street Corp.	38,392	2,822,964
T. Rowe Price Group, Inc.	12,144	983,421
TD Ameritrade Holding Corp.	63,214	2,355,354
Waddell & Reed Financial, Inc., Class A	4,950	245,223
Westwood Holdings Group, Inc.	264	15,919

		16,970,322

Consumer Finance (0.5%)
Ally Financial, Inc.*	11,900	249,662
American Express Co.	42,915	3,352,520
Credit Acceptance Corp.*	1,100	214,500
Discover Financial Services	28,050	1,580,617
Santander Consumer USA Holdings, Inc.	8,400	194,376
SLM Corp.*	100	928

		5,592,603

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	3,828	219,746
Intercontinental Exchange, Inc.	6,196	1,445,341
McGraw Hill Financial, Inc.	13,399	1,385,457
Moody’s Corp.	9,697	1,006,549

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
MSCI, Inc.	1,269	$77,802

		4,134,895

Insurance (0.3%)
American Financial Group,
Inc./Ohio	2,442	156,654
AmTrust Financial Services, Inc.	100	5,698
Aon plc	11,959	1,149,499
Arthur J. Gallagher & Co.	7,378	344,922
Brown & Brown, Inc.	3,894	128,930
Erie Indemnity Co., Class A	1,452	126,702
Marsh & McLennan Cos., Inc.	18,401	1,032,112
Reinsurance Group of America, Inc.	2,100	195,699

		3,140,216

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	66	30,134
American Tower Corp. (REIT)	18,867	1,776,328
Apartment Investment & Management Co. (REIT), Class A	4,356	171,452
Boston Properties, Inc. (REIT)	1,188	166,890
CareTrust REIT, Inc. (REIT)	1,598	21,669
Columbia Property Trust, Inc. (REIT)	6,100	164,822
Crown Castle International Corp. (REIT)	16,732	1,381,059
DuPont Fabros Technology, Inc. (REIT)	396	12,941
Equity LifeStyle Properties, Inc. (REIT)	2,508	137,815
Extra Space Storage, Inc. (REIT)	5,700	385,149
Federal Realty Investment Trust (REIT)	1,980	291,476
Health Care REIT, Inc. (REIT)	8,000	618,880
Iron Mountain, Inc. (REIT)	7,622	278,051
Lamar Advertising Co. (REIT), Class A	3,498	207,326
Omega Healthcare Investors, Inc. (REIT)	4,884	198,144
Plum Creek Timber Co., Inc. (REIT)	7,457	324,007
Potlatch Corp. (REIT)	1,273	50,971
PS Business Parks, Inc. (REIT)	264	21,923
Public Storage (REIT)	6,619	1,304,870
Rayonier, Inc. (REIT)	5,742	154,804
Saul Centers, Inc. (REIT)	330	18,876
Simon Property Group, Inc. (REIT)	19,477	3,810,480
Tanger Factory Outlet Centers, Inc. (REIT)	3,350	117,820
Taubman Centers, Inc. (REIT)	2,886	222,597
Universal Health Realty Income Trust (REIT)	594	33,413
Urban Edge Properties (REIT)	792	18,770
Ventas, Inc. (REIT)	5,874	428,919
Vornado Realty Trust (REIT)	1,584	177,408
Weyerhaeuser Co. (REIT)	5,020	166,413

		12,693,407

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	602,676
Jones Lang LaSalle, Inc.	1,300	221,520
Realogy Holdings Corp.*	4,752	216,121

		1,040,317

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,098,574
MGIC Investment Corp.*	18,300	176,229
Nationstar Mortgage Holdings, Inc.*	4,800	118,896
New York Community Bancorp, Inc.	74,245	1,242,119
Ocwen Financial Corp.*	4,554	37,571

		2,673,389

Total Financials		48,627,467

Health Care (21.5%)
Biotechnology (9.7%)
ACADIA Pharmaceuticals, Inc.*	5,700	185,763
Agios Pharmaceuticals, Inc.*	1,100	103,730
Alexion Pharmaceuticals, Inc.*	25,753	4,462,995
Alkermes plc*	5,610	342,042
Alnylam Pharmaceuticals, Inc.*	2,838	296,344
AMAG Pharmaceuticals, Inc.*	1,320	72,151
Amgen, Inc.	79,801	12,756,190
Arena Pharmaceuticals, Inc.*	5,008	21,885
ARIAD Pharmaceuticals, Inc.*	7,655	63,077
Biogen, Inc.*	83,460	35,240,150
BioMarin Pharmaceutical, Inc.*	13,238	1,649,720
Celgene Corp.*	155,865	17,968,117
Cepheid, Inc.*	3,036	172,748
Clovis Oncology, Inc.*	1,900	141,037
Cytori Therapeutics, Inc.*	1,122	1,324
Dyax Corp.*	2,970	49,762
Emergent Biosolutions, Inc.*	1,518	43,658
Exelixis, Inc.*	8,381	21,539
Genomic Health, Inc.*	726	22,179
Gilead Sciences, Inc.*	135,963	13,342,049
Halozyme Therapeutics, Inc.*	5,610	80,111
ImmunoGen, Inc.*	13,711	122,713
Immunomedics, Inc.*	3,498	13,397
Incyte Corp.*	12,892	1,181,681
Intercept Pharmaceuticals, Inc.*	400	112,808
Intrexon Corp.*	5,300	240,461
Ironwood Pharmaceuticals, Inc.*	10,700	171,200
Isis Pharmaceuticals, Inc.*	26,107	1,662,233
Lexicon Pharmaceuticals, Inc.*	1,254	1,184
Ligand Pharmaceuticals, Inc.*	913	70,401
MannKind Corp.*	15,300	79,560
Medivation, Inc.*	49,688	6,413,230
Momenta Pharmaceuticals, Inc.*	2,970	45,144
Neurocrine Biosciences, Inc.*	2,046	81,247
Novavax, Inc.*	3,102	25,654
Orexigen Therapeutics, Inc.*	1,056	8,269
Osiris Therapeutics, Inc.*	792	13,923
PDL BioPharma, Inc.	9,503	66,854
Pharmacyclics, Inc.*	2,508	641,923
Progenics Pharmaceuticals, Inc.*	1,452	8,683
ProQR Therapeutics N.V.*	2,900	63,452
Puma Biotechnology, Inc.*	1,300	306,943
Regeneron Pharmaceuticals, Inc.*	5,632	2,542,735
Sangamo BioSciences, Inc.*	1,980	31,046
Spark Therapeutics, Inc.*	1,070	82,925
Synageva BioPharma Corp.*	1,600	156,048
Synta Pharmaceuticals Corp.*	924	1,793
United Therapeutics Corp.*	2,734	471,437
Vanda Pharmaceuticals, Inc.*	1,725	16,043
Vertex Pharmaceuticals, Inc.*	78,036	9,205,907

		110,875,465

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.	1,782	$114,244
ABIOMED, Inc.*	1,848	132,280
Accuray, Inc.*	2,250	20,925
Align Technology, Inc.*	4,620	248,487
Atrion Corp.	66	22,804
Baxter International, Inc.	27,098	1,856,213
Becton, Dickinson and Co.	9,728	1,396,843
Boston Scientific Corp.*	12,800	227,200
C.R. Bard, Inc.	3,995	668,563
Cooper Cos., Inc.	13,580	2,545,164
Cyberonics, Inc.*	2,310	149,965
DENTSPLY International, Inc.	2,772	141,067
DexCom, Inc.*	4,000	249,360
Edwards Lifesciences Corp.*	5,211	742,359
Endologix, Inc.*	3,894	66,471
Globus Medical, Inc., Class A*	6,100	153,964
Haemonetics Corp.*	4,300	193,156
Halyard Health, Inc.*	2,005	98,646
HeartWare International, Inc.*	528	46,342
Hill-Rom Holdings, Inc.	3,400	166,600
Hologic, Inc.*	5,940	196,168
IDEXX Laboratories, Inc.*	2,200	339,856
Insulet Corp.*	2,376	79,240
Intuitive Surgical, Inc.*	6,109	3,085,228
Medtronic plc	24,271	1,892,895
Natus Medical, Inc.*	1,452	57,310
NuVasive, Inc.*	4,200	193,158
Quidel Corp.*	1,518	40,956
ResMed, Inc.	8,579	615,801
Spectranetics Corp.*	1,716	59,648
St. Jude Medical, Inc.	7,993	522,742
STERIS Corp.	2,800	196,756
Stryker Corp.	9,642	889,474
Thoratec Corp.*	3,102	129,943
Varian Medical Systems, Inc.*	5,486	516,178
West Pharmaceutical Services, Inc.	2,300	138,483
Wright Medical Group, Inc.*	5,472	141,178
Zimmer Holdings, Inc.	1,650	193,908

		18,529,575

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.*	3,400	243,440
Aetna, Inc.	4,422	471,076
Air Methods Corp.*	1,782	83,023
AmerisourceBergen Corp.	11,681	1,327,779
Anthem, Inc.	6,800	1,049,988
Bio-Reference Laboratories, Inc.*	1,188	41,865
Brookdale Senior Living, Inc.*	7,891	297,964
Cardinal Health, Inc.	24,940	2,251,334
Catamaran Corp.*	9,478	564,320
Centene Corp.*	4,752	335,919
Cigna Corp.	1,716	222,119
CorVel Corp.*	924	31,795
DaVita HealthCare Partners, Inc.*	3,016	245,141
Express Scripts Holding Co.*	29,685	2,575,768
HCA Holdings, Inc.*	58,661	4,413,067
HealthSouth Corp.	4,092	181,521
Henry Schein, Inc.*	3,839	536,001
Humana, Inc.	7,500	1,335,150
IPC Healthcare, Inc.*	1,001	46,687
Laboratory Corp. of America Holdings*	2,644	333,382
McKesson Corp.	27,895	6,309,849
MEDNAX, Inc.*	2,904	210,569
Molina Healthcare, Inc.*	3,600	242,244
National Research Corp., Class A	198	2,851
Premier, Inc., Class A*	4,700	176,626
Providence Service Corp.*	528	28,047
Select Medical Holdings Corp.	7,500	111,225
Team Health Holdings, Inc.*	3,036	177,636
Tenet Healthcare Corp.*	5,197	257,304
U.S. Physical Therapy, Inc.	260	12,350
UnitedHealth Group, Inc.	124,625	14,741,891
WellCare Health Plans, Inc.*	2,100	192,066

		39,049,997

Health Care Technology (0.2%)
athenahealth, Inc.*	1,606	191,740
Cerner Corp.*	14,811	1,085,054
Computer Programs & Systems, Inc.	858	46,555
HMS Holdings Corp.*	3,960	61,182
IMS Health Holdings, Inc.*	3,800	102,866
MedAssets, Inc.*	3,145	59,189
Medidata Solutions, Inc.*	2,300	112,792
Omnicell, Inc.*	1,650	57,915
Quality Systems, Inc.	2,508	40,078
Veeva Systems, Inc., Class A*	4,900	125,097

		1,882,468

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	2,723	113,141
Bio-Techne Corp.	712	71,406
Bruker Corp.*	7,325	135,293
Illumina, Inc.*	25,733	4,777,074
Luminex Corp.*	3,300	52,800
Mettler-Toledo International, Inc.*	1,320	433,818
PAREXEL International Corp.*	2,508	173,027
PerkinElmer, Inc.	3,500	178,990
Quintiles Transnational Holdings, Inc.*	2,706	181,221
Sequenom, Inc.*	3,234	12,774
Thermo Fisher Scientific, Inc.	19,248	2,585,776
Waters Corp.*	4,290	533,333

		9,248,653

Pharmaceuticals (5.8%)
AbbVie, Inc.	137,413	8,044,157
Actavis plc*	75,245	22,394,346
Bristol-Myers Squibb Co.	29,164	1,881,078
Depomed, Inc.*	2,706	60,641
Eli Lilly & Co.	16,300	1,184,195
Endo International plc*	6,678	599,017
Impax Laboratories, Inc.*	5,300	248,411
Jazz Pharmaceuticals plc*	21,265	3,674,379
Johnson & Johnson	21,957	2,208,874
Mallinckrodt plc*	7,075	896,049
Medicines Co.*	2,772	77,671
Merck & Co., Inc.	20,200	1,161,096
Mylan N.V.*	18,654	1,107,115
Nektar Therapeutics*	11,200	123,200
Novartis AG (Registered)	37,621	3,720,309
Pacira Pharmaceuticals, Inc.*	33,674	2,991,935
Perrigo Co. plc	1,449	239,882
Salix Pharmaceuticals Ltd.*	2,706	467,624
SciClone Pharmaceuticals, Inc.*	3,828	33,916
Sucampo Pharmaceuticals, Inc., Class A*	462	7,189

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	76,371	$4,757,913
Theravance Biopharma, Inc.*	980	17,003
Theravance, Inc.	3,432	53,951
Valeant Pharmaceuticals International, Inc.*	42,000	8,342,040
VIVUS, Inc.*	5,544	13,638
XenoPort, Inc.*	2,310	16,447
Zoetis, Inc.	25,047	1,159,426

		65,481,502

Total Health Care		245,067,660

Industrials (10.1%)
Aerospace & Defense (2.9%)
B/E Aerospace, Inc.	5,190	330,188
Boeing Co.	88,284	13,249,663
GenCorp, Inc.*	3,036	70,405
HEICO Corp.	3,093	188,889
Hexcel Corp.	4,620	237,560
Honeywell International, Inc.	37,426	3,903,906
Huntington Ingalls Industries, Inc.	2,244	314,497
KLX, Inc.*	2,595	100,011
L-3 Communications Holdings, Inc.	18,822	2,367,619
Lockheed Martin Corp.	13,030	2,644,569
Moog, Inc., Class A*	500	37,525
Precision Castparts Corp.	23,424	4,919,040
Rockwell Collins, Inc.	5,338	515,384
Spirit AeroSystems Holdings, Inc., Class A*	5,500	287,155
TASER International, Inc.*	3,366	81,154
Teledyne Technologies, Inc.*	860	91,788
Textron, Inc.	48,650	2,156,654
TransDigm Group, Inc.	2,291	501,088
Triumph Group, Inc.	1,518	90,655
United Technologies Corp.	5,064	593,501

		32,681,251

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	7,729	565,917
Expeditors International of Washington, Inc.	9,954	479,584
FedEx Corp.	12,606	2,085,663
Hub Group, Inc., Class A*	1,254	49,269
United Parcel Service, Inc., Class B	33,039	3,202,801

		6,383,234

Airlines (0.9%)
Alaska Air Group, Inc.	6,204	410,581
Allegiant Travel Co.	934	179,599
American Airlines Group, Inc.	91,500	4,829,370
Copa Holdings S.A., Class A	1,452	146,608
Southwest Airlines Co.	30,400	1,346,720
Spirit Airlines, Inc.*	2,600	201,136
United Continental Holdings, Inc.*	54,421	3,659,812

		10,773,826

Building Products (0.1%)
AAON, Inc.	2,449	60,074
Allegion plc	4,745	290,252
Fortune Brands Home & Security, Inc.	100	4,748
Lennox International, Inc.	2,244	250,632
Masco Corp.	16,812	448,881
Trex Co., Inc.*	2,508	136,761
USG Corp.*	5,096	136,063

		1,327,411

Commercial Services & Supplies (0.6%)
ADT Corp.	25,110	1,042,567
Cintas Corp.	2,772	226,278
Clean Harbors, Inc.*	2,244	127,414
Copart, Inc.*	7,615	286,096
Deluxe Corp.	2,310	160,037
Healthcare Services Group, Inc.	5,148	165,405
Interface, Inc.	2,838	58,974
Knoll, Inc.	3,960	92,783
MSA Safety, Inc.	1,495	74,571
Multi-Color Corp.	128	8,874
Pitney Bowes, Inc.	6,300	146,916
R.R. Donnelley & Sons Co.	8,500	163,115
Rollins, Inc.	6,930	171,379
Stericycle, Inc.*	4,818	676,592
Tyco International plc	64,820	2,791,149
U.S. Ecology, Inc.	858	42,874
Waste Management, Inc.	2,970	161,063

		6,396,087

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	217,828
Fluor Corp.	19,964	1,141,142
MasTec, Inc.*	3,800	73,340

		1,432,310

Electrical Equipment (0.4%)
Acuity Brands, Inc.	1,716	288,562
AMETEK, Inc.	32,457	1,705,291
AZZ, Inc.	1,517	70,677
Emerson Electric Co.	26,894	1,522,738
EnerSys, Inc.	2,200	141,328
Generac Holdings, Inc.*	2,700	131,463
Hubbell, Inc., Class B	244	26,747
Rockwell Automation, Inc.	6,534	757,879
SolarCity Corp.*	2,200	112,816

		4,757,501

Industrial Conglomerates (1.0%)
3M Co.	31,090	5,128,296
Danaher Corp.	69,696	5,917,190
Raven Industries, Inc.	1,716	35,109
Roper Industries, Inc.	2,233	384,076

		11,464,671

Machinery (1.7%)
Allison Transmission Holdings, Inc.	5,412	172,859
Caterpillar, Inc.	26,653	2,133,040
Chart Industries, Inc.*	1,320	46,299
CLARCOR, Inc.	1,517	100,213
Colfax Corp.*	5,162	246,382
Crane Co.	2,046	127,691
Cummins, Inc.	9,086	1,259,683
Deere & Co.	3,937	345,235
Donaldson Co., Inc.	8,711	328,492
Dover Corp.	5,610	387,763
Flowserve Corp.	22,418	1,266,393
Gorman-Rupp Co.	837	25,068
Graco, Inc.	3,042	219,511
Hillenbrand, Inc.	2,249	69,427
IDEX Corp.	3,696	280,268
Illinois Tool Works, Inc.	15,104	1,467,202

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	2,637	$179,527
ITT Corp.	4,000	159,640
Lincoln Electric Holdings, Inc.	394	25,764
Lindsay Corp.	660	50,325
Manitowoc Co., Inc.	5,814	125,350
Middleby Corp.*	2,574	264,221
Navistar International Corp.*	4,800	141,600
Nordson Corp.	3,247	254,370
Omega Flex, Inc.	98	2,465
PACCAR, Inc.	35,693	2,253,656
Pall Corp.	28,601	2,871,254
Parker-Hannifin Corp.	3,900	463,242
Pentair plc	10,255	644,937
RBC Bearings, Inc.	1,188	90,929
Rexnord Corp.*	5,500	146,795
Stanley Black & Decker, Inc.	1,518	144,756
Tennant Co.	1,518	99,232
Toro Co.	2,772	194,373
Trinity Industries, Inc.	5,900	209,509
Valmont Industries, Inc.	1,056	129,761
WABCO Holdings, Inc.*	3,036	373,064
Wabtec Corp.	17,634	1,675,406
Woodward, Inc.	3,168	161,600
Xylem, Inc.	6,592	230,852

		19,368,154

Marine (0.0%)
Kirby Corp.*	2,776	208,339

Professional Services (0.4%)
Advisory Board Co.*	1,716	91,429
Corporate Executive Board Co.	2,100	167,706
Equifax, Inc.	3,016	280,488
Exponent, Inc.	588	52,273
Huron Consulting Group, Inc.*	434	28,709
IHS, Inc., Class A*	3,326	378,366
Insperity, Inc.	1,716	89,730
Nielsen N.V.	39,578	1,763,991
Robert Half International, Inc.	8,719	527,674
Verisk Analytics, Inc., Class A*	17,668	1,261,495
WageWorks, Inc.*	2,500	133,325

		4,775,186

Road & Rail (1.2%)
AMERCO	326	107,710
Avis Budget Group, Inc.*	4,374	258,132
Canadian Pacific Railway Ltd.	32,439	5,926,605
Celadon Group, Inc.	122	3,321
Genesee & Wyoming, Inc., Class A*	1,848	178,221
Hertz Global Holdings, Inc.*	22,111	479,367
J.B. Hunt Transport Services, Inc.	15,797	1,348,985
Kansas City Southern	4,884	498,559
Landstar System, Inc.	2,178	144,401
Norfolk Southern Corp.	2,508	258,123
Old Dominion Freight Line, Inc.*	3,139	242,645
Union Pacific Corp.	43,064	4,664,262

		14,110,331

Trading Companies & Distributors (0.2%)
Fastenal Co.	15,052	623,680
Kaman Corp.	1,385	58,765
MRC Global, Inc.*	6,200	73,470
MSC Industrial Direct Co., Inc., Class A	2,442	176,312
NOW, Inc.*	5,890	127,460
United Rentals, Inc.*	4,356	397,093
Veritiv Corp.*	63	2,780
W.W. Grainger, Inc.	2,707	638,338
Watsco, Inc.	1,600	201,120

		2,299,018

Total Industrials		115,977,319

Information Technology (27.9%)
Communications Equipment (1.6%)
ADTRAN, Inc.	2,904	54,218
ARRIS Group, Inc.*	23,664	683,771
Ciena Corp.*	8,772	169,387
F5 Networks, Inc.*	4,488	515,851
Harris Corp.	2,223	175,084
Infinera Corp.*	6,798	133,717
InterDigital, Inc.	2,046	103,814
Ixia*	1,386	16,812
Juniper Networks, Inc.	6,072	137,106
Motorola Solutions, Inc.	2,497	166,475
Palo Alto Networks, Inc.*	57,300	8,370,384
QUALCOMM, Inc.	102,507	7,107,835
Riverbed Technology, Inc.*	7,376	154,232
ShoreTel, Inc.*	1,980	13,504
Ubiquiti Networks, Inc.	2,900	85,695
ViaSat, Inc.*	1,558	92,872

		17,980,757

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	14,994	883,596
Anixter International, Inc.*	1,716	130,639
Avnet, Inc.	3,700	164,650
Badger Meter, Inc.	1,188	71,209
Belden, Inc.	2,200	205,832
Cognex Corp.*	3,802	188,541
Corning, Inc.	15,000	340,200
Daktronics, Inc.	1,782	19,263
Dolby Laboratories, Inc., Class A	11,549	440,710
DTS, Inc.*	924	31,481
FEI Co.	2,000	152,680
FLIR Systems, Inc.	4,405	137,788
IPG Photonics Corp.*	2,400	222,480
Keysight Technologies, Inc.*	1,361	50,561
Maxwell Technologies, Inc.*	990	7,979
MTS Systems Corp.	330	24,964
National Instruments Corp.	4,290	137,452
OSI Systems, Inc.*	660	49,012
SYNNEX Corp.	2,200	169,950
TE Connectivity Ltd.	37,873	2,712,464
Trimble Navigation Ltd.*	13,595	342,594
Universal Display Corp.*	1,518	70,967
Zebra Technologies Corp., Class A*	2,500	226,788

		6,781,800

Internet Software & Services (7.5%)
Akamai Technologies, Inc.*	77,212	5,485,527
Alibaba Group Holding Ltd. (ADR)*	57,277	4,767,737
Baidu, Inc. (ADR)*	12,821	2,671,896
comScore, Inc.*	990	50,688
Constant Contact, Inc.*	1,914	73,134
Cornerstone OnDemand, Inc.*	2,640	76,270
CoStar Group, Inc.*	1,642	324,837
Dealertrack Technologies, Inc.*	3,102	119,489
Demandware, Inc.*	2,100	127,890
eBay, Inc.*	58,715	3,386,681

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	2,539	$591,206
Facebook, Inc., Class A*	378,275	31,099,879
Global Sources Ltd.*	616	3,610
Google, Inc., Class A*	22,723	12,604,448
Google, Inc., Class C*	22,623	12,397,404
GrubHub, Inc.*	100	4,539
LinkedIn Corp., Class A*	33,793	8,443,519
LivePerson, Inc.*	3,630	37,153
NIC, Inc.	992	17,529
Pandora Media, Inc.*	7,787	126,227
Rackspace Hosting, Inc.*	3,894	200,891
Stamps.com, Inc.*	726	48,853
Twitter, Inc.*	40,100	2,008,208
VeriSign, Inc.*	6,732	450,842
XO Group, Inc.*	1,518	26,823
Yelp, Inc.*	1,800	85,230
Zillow Group, Inc., Class A*	2,200	220,660

		85,451,170

IT Services (4.2%)
Accenture plc, Class A	30,044	2,814,822
Alliance Data Systems Corp.*	2,765	819,131
Automatic Data Processing, Inc.	22,287	1,908,659
Booz Allen Hamilton Holding Corp.	2,064	59,732
Broadridge Financial Solutions, Inc.	8,559	470,831
Cardtronics, Inc.*	660	24,816
Cass Information Systems, Inc.	399	22,400
Cognizant Technology Solutions Corp., Class A*	30,134	1,880,060
Computer Sciences Corp.	2,500	163,200
CSG Systems International, Inc.	990	30,086
DST Systems, Inc.	1,600	177,136
ExlService Holdings, Inc.*	792	29,462
Fidelity National Information Services, Inc.	2,706	184,170
Fiserv, Inc.*	13,300	1,056,020
FleetCor Technologies, Inc.*	4,106	619,678
Forrester Research, Inc.	858	31,557
Gartner, Inc.*	4,732	396,778
Genpact Ltd.*	6,534	151,916
Global Payments, Inc.	4,620	423,562
Hackett Group, Inc.	2,178	19,471
Heartland Payment Systems, Inc.	3,102	145,329
IGATE Corp.*	1,188	50,680
International Business Machines Corp.	44,449	7,134,064
Jack Henry & Associates, Inc.	3,828	267,539
Lionbridge Technologies, Inc.*	6,204	35,487
MasterCard, Inc., Class A	66,530	5,747,527
MAXIMUS, Inc.	3,867	258,161
NeuStar, Inc., Class A*	2,904	71,496
Paychex, Inc.	13,973	693,270
Sabre Corp.	8,100	196,830
Syntel, Inc.*	3,696	191,194
Teradata Corp.*	8,240	363,714
Total System Services, Inc.	6,402	244,236
Vantiv, Inc., Class A*	24,500	923,650
VeriFone Systems, Inc.*	5,500	191,895
Visa, Inc., Class A	296,016	19,362,407
Western Union Co.	31,387	653,163
WEX, Inc.*	1,782	191,316

		48,005,445

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	28,906	77,468
Altera Corp.	4,866	208,800
Amkor Technology, Inc.*	14,600	128,991
Analog Devices, Inc.	5,873	369,999
Applied Materials, Inc.	39,710	895,858
ARM Holdings plc (ADR)	15,350	756,755
ASML Holding N.V. (N.Y. Shares)	41,049	4,147,180
Atmel Corp.	22,504	185,208
Avago Technologies Ltd.	12,325	1,565,028
Broadcom Corp., Class A	72,593	3,142,914
Cabot Microelectronics Corp.*	140	6,996
Cree, Inc.*	51,560	1,829,864
Cypress Semiconductor Corp.*	8,843	124,775
Exar Corp.*	198	1,990
Intel Corp.	55,631	1,739,581
KLA-Tencor Corp.	7,500	437,175
Lam Research Corp.	18,700	1,313,394
Linear Technology Corp.	12,633	591,224
Maxim Integrated Products, Inc.	12,860	447,657
Micrel, Inc.	282	4,253
Microchip Technology, Inc.	9,623	470,565
Micron Technology, Inc.*	46,300	1,256,119
Microsemi Corp.*	6,200	219,480
Monolithic Power Systems, Inc.	2,676	140,891
NVE Corp.	264	18,195
NVIDIA Corp.	8,700	182,048
Power Integrations, Inc.	1,848	96,244
Qorvo, Inc.*	6,950	553,915
Rambus, Inc.*	5,940	74,696
Semtech Corp.*	3,234	86,170
Silicon Laboratories, Inc.*	3,100	157,387
Skyworks Solutions, Inc.	9,895	972,580
SunPower Corp.*	4,900	153,419
Synaptics, Inc.*	1,800	146,349
Teradyne, Inc.	8,400	158,340
Texas Instruments, Inc.	52,081	2,978,252
Ultratech, Inc.*	1,254	21,744
Xilinx, Inc.	12,077	510,857

		26,172,361

Software (6.3%)
ACI Worldwide, Inc.*	8,100	175,446
Activision Blizzard, Inc.	16,100	365,873
Adobe Systems, Inc.*	24,570	1,816,706
Advent Software, Inc.	1,848	81,515
American Software, Inc., Class A	192	1,962
ANSYS, Inc.*	2,177	191,990
Aspen Technology, Inc.*	4,026	154,961
Autodesk, Inc.*	33,233	1,948,783
Blackbaud, Inc.	1,300	61,594
Bottomline Technologies de, Inc.*	1,727	47,268
Cadence Design Systems, Inc.*	12,605	232,436
CDK Global, Inc.	8,095	378,522
Citrix Systems, Inc.*	38,667	2,469,661
CommVault Systems, Inc.*	2,046	89,410
Electronic Arts, Inc.*	10,295	605,500
Epiq Systems, Inc.	1,981	35,519
FactSet Research Systems, Inc.	2,376	378,259
FireEye, Inc.*	2,300	90,275
Fortinet, Inc.*	5,610	196,070
Guidewire Software, Inc.*	2,838	149,307
Informatica Corp.*	5,016	219,977

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Intelligence Group, Inc.*	726	$29,897
Intuit, Inc.	14,233	1,380,032
Manhattan Associates, Inc.*	3,500	177,135
Microsoft Corp.#	308,609	12,546,499
Mobileye N.V.*	5,400	226,962
NetScout Systems, Inc.*	1,320	57,882
NetSuite, Inc.*	9,300	862,668
Nuance Communications, Inc.*	15,000	215,250
Oracle Corp.	152,884	6,596,945
Pegasystems, Inc.	2,508	54,549
PROS Holdings, Inc.*	660	16,309
PTC, Inc.*	8,843	319,851
Qlik Technologies, Inc.*	3,300	102,729
Red Hat, Inc.*	83,836	6,350,577
Salesforce.com, Inc.*	199,967	13,359,795
ServiceNow, Inc.*	112,546	8,866,374
SolarWinds, Inc.*	2,855	146,290
Solera Holdings, Inc.	3,923	202,662
Splunk, Inc.*	5,634	333,533
SS&C Technologies Holdings, Inc.	3,564	222,037
Synchronoss Technologies, Inc.*	1,122	53,250
Tableau Software, Inc., Class A*	93,100	8,613,612
Tyler Technologies, Inc.*	2,046	246,604
Ultimate Software Group, Inc.*	1,254	213,124
VASCO Data Security International, Inc.*	1,452	31,276
Verint Systems, Inc.*	100	6,193
VMware, Inc., Class A*	4,016	329,352
Workday, Inc., Class A*	11,512	971,728
Zix Corp.*	6,336	24,900

		72,249,049

Technology Hardware, Storage & Peripherals (5.4%)
3D Systems Corp.*	4,422	121,251
Apple, Inc.	415,001	51,638,574
Diebold, Inc.	4,000	141,840
Electronics for Imaging, Inc.*	3,500	146,125
EMC Corp.	63,985	1,635,457
Immersion Corp.*	792	7,271
NetApp, Inc.	5,871	208,186
SanDisk Corp.	74,295	4,726,648
Seagate Technology plc	61,279	3,188,346
Silicon Graphics International Corp.*	198	1,721
Stratasys Ltd.*	1,122	59,219

		61,874,638

Total Information Technology		318,515,220

Materials (3.2%)
Chemicals (2.7%)
Airgas, Inc.	3,168	336,156
Albemarle Corp.	2,342	123,751
Balchem Corp.	85	4,707
Calgon Carbon Corp.	2,156	45,427
Celanese Corp.	2,493	139,259
Chemtura Corp.*	6,200	169,198
Cytec Industries, Inc.	3,200	172,928
Dow Chemical Co.	9,496	455,618
E.I. du Pont de Nemours & Co.	46,791	3,344,153
Eastman Chemical Co.	7,421	513,978
Ecolab, Inc.	13,140	1,502,953
FMC Corp.	6,621	379,052
H.B. Fuller Co.	400	17,148
Huntsman Corp.	7,000	155,190
International Flavors & Fragrances, Inc.	4,224	495,898
LyondellBasell Industries N.V., Class A	19,751	1,734,138
Monsanto Co.	49,524	5,573,431
NewMarket Corp.	462	220,744
OMNOVA Solutions, Inc.*	2,530	21,581
Platform Specialty Products Corp.*	5,800	148,828
PolyOne Corp.	4,686	175,022
PPG Industries, Inc.	15,797	3,562,855
Praxair, Inc.	14,793	1,786,107
RPM International, Inc.	5,478	262,889
Scotts Miracle-Gro Co., Class A	2,442	164,029
Sherwin-Williams Co.	27,663	7,870,124
Sigma-Aldrich Corp.	2,721	376,178
Valspar Corp.	4,290	360,489
W.R. Grace & Co.*	3,102	306,695
Westlake Chemical Corp.	2,400	172,656
Zep, Inc.	522	8,890

		30,600,072

Construction Materials (0.2%)
Eagle Materials, Inc.	2,161	180,573
Martin Marietta Materials, Inc.	3,306	462,179
Vulcan Materials Co.	19,200	1,618,560

		2,261,312

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,112	134,154
Ball Corp.	7,919	559,398
Crown Holdings, Inc.*	5,412	292,356
Graphic Packaging Holding Co.	15,179	220,703
Owens-Illinois, Inc.*	5,610	130,825
Packaging Corp. of America	4,356	340,596
Sealed Air Corp.	8,645	393,866
Silgan Holdings, Inc.	1,008	58,595

		2,130,493

Metals & Mining (0.1%)
Compass Minerals International, Inc.	1,782	166,100
Freeport-McMoRan, Inc.	17,786	337,045
Nucor Corp.	19,997	950,457
Southern Copper Corp.	5,612	163,758
Tahoe Resources, Inc.	7,500	82,200
U.S. Silica Holdings, Inc.	2,600	92,586
Worthington Industries, Inc.	3,900	103,779

		1,895,925

Paper & Forest Products (0.0%)
International Paper Co.	3,295	182,840

Total Materials		37,070,642

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Level 3 Communications, Inc.*	14,220	765,605
Verizon Communications, Inc.	191,813	9,327,866
Windstream Holdings, Inc.	24,775	183,335

		10,276,806

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	6,666	780,589

Total Telecommunication Services		11,057,395

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	7,128	$266,801

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	157,803

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	163,001

Total Utilities		587,605

Total Common Stocks (97.9%) (Cost $677,825,557)		1,117,609,130

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	585

Total Financials		585

Total Corporate Bonds		585

Total Long-Term Debt Securities (0.0%) (Cost $600)		585

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	22,047	94,802

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49*†	594	—

Total Rights (0.0%) (Cost $—)		94,802

Total Investments (97.9%) (Cost $677,826,157)		1,117,704,517
Other Assets Less Liabilities (2.1%)		24,526,908

Net Assets (100%)		$1,142,231,425

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,057,030.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	12	June-15	$1,041,618	$1,039,080	$(2,538)
S&P 500 E-Mini Index	12	June-15	1,229,223	1,236,480	7,257
S&P MidCap 400 E-Mini Index	5	June-15	739,277	759,900	20,623

					$25,342

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$224,910,187	$—	$—		$224,910,187
Consumer Staples	71,654,844	—	—		71,654,844
Energy	44,140,791	—	—		44,140,791
Financials	48,627,467	—	—		48,627,467
Health Care	241,347,351	3,720,309	—		245,067,660
Industrials	115,977,319	—	—		115,977,319
Information Technology	318,515,220	—	—		318,515,220
Materials	37,070,642	—	—		37,070,642
Telecommunication Services	11,057,395	—	—		11,057,395
Utilities	587,605	—	—		587,605
Corporate Bonds
Financials	—	585	—		585
Futures	27,880	—	—		27,880
Rights
Health Care	94,802	—	—	(a)	94,802

Total Assets	$1,114,011,503	$3,720,894	$—		$1,117,732,397

Liabilities:
Futures	$(2,538)	$—	$—		$(2,538)

Total Liabilities	$(2,538)	$—	$—		$(2,538)

Total	$1,114,008,965	$3,720,894	$—		$1,117,729,859

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,903,865
Aggregate gross unrealized depreciation	(10,560,133)

Net unrealized appreciation	$433,343,732

Federal income tax cost of investments	$684,360,785

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.6%)
Asset-Backed Securities (6.7%)
American Homes 4 Rent,
Series 2014-SFR2 A
3.786%, 10/17/36§		$99,319	$103,383
Apidos CDO V,
Series 2007-5A B
0.953%, 4/15/21(l)§		300,000	287,617
Apidos CLO XVI,
Series 2013-16A A1
1.707%, 1/19/25(l)§		250,000	249,456
Series 2013-16A B
3.057%, 1/19/25(l)§		250,000	245,809
Ares XXX CLO Ltd.,
Series 2014-30A A2
1.107%, 4/20/23(l)§		234,598	232,634
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25(m)	EUR	27,396	29,673
Betony CLO Ltd.,
Series 2015-1A C
3.412%, 4/15/27(l)§		$500,000	498,283
Series 2015-1A D
3.862%, 4/15/27(l)§		500,000	477,917
BlueMountain CLO Ltd.,
Series 2013-1A A1
1.457%, 5/15/25(l)§		250,000	247,288
Series 2014-4A B1
2.651%, 11/30/26(l)§		500,000	500,628
Bridgeport CLO II Ltd.,
Series 2007-2A A1
0.500%, 6/18/21(l)§		1,245,644	1,215,199
Cadogan Square CLO IV B.V.,
Series 4X A
0.371%, 7/24/23(l)(m)	EUR	571,247	606,258
Canyon Capital CLO Ltd.,
Series 2012-1A C
3.053%, 1/15/24(l)§		$250,000	242,867
Series 2014-1A C
3.505%, 4/30/25(l)§		250,000	230,358
Chapel B.V.,
Series 2007 A2
0.429%, 7/17/66(l)(m)	EUR	714,610	732,808
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
0.464%, 10/25/36(l)		$5,000,000	4,325,592
Cordatus CLO I plc,
Series 2006-1X A1
0.370%, 1/30/24(l)(m)	EUR	798,555	844,229
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		$2,000,000	2,000,334
Series 2015-1A A2II
3.980%, 2/20/45§		2,000,000	2,003,084
Dorchester Park CLO Ltd.,
Series 2015-1A C
3.461%, 1/20/27(l)§		250,000	247,573
Series 2015-1A D
3.811%, 1/20/27(l)§		250,000	238,550
EFS Volunteer LLC,
Series 2010-1 A1
1.106%, 10/26/26(l)§		216,685	217,895
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	219,842
Galaxy XV CLO Ltd.,
Series 2013-15A B
2.103%, 4/15/25(l)§		500,000	494,419
GSAA Home Equity Trust,
Series 2005-11 2A1
0.454%, 10/25/35(l)		306,203	281,435
Series 2006-5 2A1
0.244%, 3/25/36(l)		23,554	14,135
Series 2007-8 A2
0.524%, 8/25/37(l)		1,074,720	924,169
Invitation Homes Trust,
Series 2014-SFR3 A
1.375%, 12/17/31(l)§		100,000	99,639
Series 2015-SFR1 A
1.627%, 3/17/32(l)§		98,100	98,563
Jamestown CLO XI Ltd.,
Series 2015-6A A1A
1.856%, 2/20/27(l)§		500,000	499,991
LCM IX LP,
Series 9A A
1.453%, 7/14/22(l)§		935,023	935,064
LCM XII LP,
Series 12A A
1.727%, 10/19/22(l)§		250,000	249,511
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.622%, 1/25/24(l)§		1,900,000	1,902,126
Madison Park Funding IV Ltd.,
Series 2007-4A A1A
0.485%, 3/22/21(l)§		239,919	237,041
Madison Park Funding XVI Ltd.,
Series 2015-16A B
3.302%, 4/20/26(l)§		500,000	495,050
Magnetite VIII Ltd.,
Series 2014-8A C
3.353%, 4/15/26(l)§		250,000	248,461
Magnetite XII Ltd.,
Series 2015-12A A1A
1.817%, 4/15/27(l)§		250,000	250,076
Series 2015-12A B
2.517%, 4/15/27(l)§		250,000	250,001
Navient Private Education Loan Trust,
Series 2014-CTA B
1.925%, 10/17/44(b)(l)§		100,000	99,246
Nelnet Student Loan Trust,
Series 2006-1 A6
0.712%, 8/23/36(l)§		100,000	94,192
Series 2008-3 A4
1.912%, 11/25/24(l)		125,000	129,417
Nomura Home Equity Loan, Inc.,
Series 2007-1 2A1A
0.334%, 2/25/37(l)		5,057,351	3,704,014
OZLM XI Ltd.,
Series 2015-11A A1A
1.818%, 1/30/27(l)§		250,000	250,002
Series 2015-11A A2A
2.518%, 1/30/27(l)§		250,000	249,994
Progress Residential Trust,
Series 2015-SFR1 A
1.577%, 2/17/32(l)§		100,000	100,280

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Race Point IV CLO Ltd.,
Series 2007-4A A1A
0.455%, 8/1/21(l)§	$611,172	$608,850
RAMP Trust,
Series 2005-RS9 AI4
0.494%, 11/25/35(l)	2,314,123	1,988,706
RASC Trust,
Series 2007-KS3 AI3
0.424%, 4/25/37(l)	4,500,000	4,116,812
Scholar Funding Trust,
Series 2011-A A
1.156%, 10/28/43(l)§	321,936	324,358
Series 2013-A A
0.828%, 1/30/45(l)§	306,656	305,656
Sierra CLO II Ltd.,
Series 2006-2A A2L
0.687%, 1/22/21(l)§	250,000	246,468
SLM Private Credit Student Loan Trust,
Series 2002-A A2
0.821%, 12/16/30(l)	109,145	107,604
Series 2003-B A2
0.671%, 3/15/22(l)	139,470	138,578
Series 2004-B A2
0.471%, 6/15/21(l)	141,910	141,132
Series 2005-A A3
0.471%, 6/15/23(l)	169,842	165,038
Series 2005-B A2
0.451%, 3/15/23(l)	343,108	340,649
Series 2006-A A4
0.461%, 12/15/23(l)	285,153	282,511
Series 2006-C A4
0.441%, 3/15/23(l)	89,299	88,506
SLM Private Education Loan Trust,
Series 2011-A A3
2.675%, 1/15/43(l)§	475,000	502,528
Series 2011-B A2
3.740%, 2/15/29§	130,000	137,583
Series 2011-B A3
2.425%, 6/16/42(l)§	200,000	209,200
Series 2011-C A2A
3.422%, 10/17/44(l)§	200,000	211,106
Series 2011-C A2B
4.540%, 10/17/44§	138,000	149,057
Series 2012-A A1
1.575%, 8/15/25(l)§	72,229	72,859
Series 2012-C A1
1.275%, 8/15/23(l)§	100,523	100,944
Series 2012-C A2
3.310%, 10/15/46§	805,000	838,492
Series 2012-E A1
0.925%, 10/16/23(l)§	77,447	77,596
Series 2012-E A2B
1.925%, 6/15/45(l)§	320,000	327,961
Series 2013-A A1
0.775%, 8/15/22(l)§	369,925	370,071
Series 2013-A A2A
1.770%, 5/17/27§	524,000	522,001
Series 2013-A A2B
1.225%, 5/17/27(l)§	355,000	355,669
Series 2013-B A1
0.825%, 7/15/22(l)§	248,779	249,014
Series 2013-B A2A
1.850%, 6/17/30§	405,000	403,946
Series 2013-C A2A
2.940%, 10/15/31§	485,000	499,858
Series 2013-C A2B
1.575%, 10/15/31(l)§	200,000	202,551
Series 2014-A A1
0.775%, 7/15/22(l)§	464,716	464,747
Series 2014-A A2B
1.325%, 1/15/26(l)§	315,000	315,696
SLM Student Loan Trust,
Series 2008-5 A4
1.956%, 7/25/23(l)	250,000	260,410
Series 2012-B A2
3.480%, 10/15/30§	100,000	103,673
SoFi Professional Loan Program,
Series 2014-A A1
1.774%, 6/25/25(l)§	406,803	411,303
Series 2015-A A2B
2.420%, 3/25/30§	157,021	156,858
Structured Asset Receivables Trust,
Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	732
SWAY Residential Trust,
Series 2014-1 A
1.477%, 1/17/32(l)§	133,825	133,641
Symphony CLO XI Ltd.,
Series 2013-11A C
3.407%, 1/17/25(l)§	500,000	496,937
Washington Mill CLO Ltd.,
Series 2014-1A A1
1.757%, 4/20/26(l)§	250,000	249,059
World Financial Network Credit Card Master Trust,
Series 2010-A B
6.750%, 4/15/19	123,000	124,244

		44,406,707

Non-Agency CMO (10.9%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.334%, 2/25/47(l)	99,949	85,909
Series 2006-OA6 1A2
0.384%, 7/25/46(l)	60,891	50,766
Series 2007-OH1 A1D
0.384%, 4/25/47(l)	111,502	85,425
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.069%, 10/25/34(l)	36,935	36,301
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
1.572%, 12/15/31(l)§	100,000	100,337
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47	69,000	72,399
Series 2006-6 AM
5.390%, 10/10/45	300,000	316,982
Series 2007-1 AM
5.416%, 1/15/49§	300,000	313,704
Series 2007-1 AMFX
5.482%, 1/15/49(l)	16,000	16,807
Series 2007-3 A1A
5.575%, 6/10/49(l)	169,730	182,593
Series 2007-3 A4
5.575%, 6/10/49(l)	334,000	355,850

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.592%, 6/24/50(l)§	$741,725	$782,379
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	119,825
Series 2012-TFT A
2.892%, 6/5/30§	152,000	151,243
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 A1A
5.317%, 2/11/44	132,832	140,361
Series 2007-PW16 AM
5.708%, 6/11/40(l)	29,000	31,377
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	121,963	132,955
Carefree Portfolio Trust,
Series 2014-CARE A
1.495%, 11/15/19(l)§	100,000	100,252
CD Commercial Mortgage Trust,
Series 2007-CD4 AMFX
5.366%, 12/11/49(l)	238,000	247,741
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.575%, 12/15/27(l)§	110,000	110,505
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35	1,122,834	1,133,196
Series 2007-S3 1A12
6.000%, 5/25/37	3,725,998	3,174,792
CHL Mortgage Pass-Through Trust,
Series 2005-24 A1
5.500%, 11/25/35	1,472,224	1,376,597
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM
5.703%, 12/10/49(l)	300,000	318,880
Series 2007-C6 AMFX
5.703%, 12/10/49(l)§	300,000	318,880
Series 2013-SM XA
0.802%, 1/12/30 IO(l)§	2,970,041	56,554
Series 2014-388G A
0.925%, 6/15/33(l)§	170,000	169,574
Series 2015-GC27 B
3.772%, 2/10/48	300,000	306,025
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA
6.124%, 11/15/44(l)	15,000	16,517
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36	4,363,920	3,937,901
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	350,000	356,655
Series 2007-C3 AM
5.761%, 5/15/46(l)	110,000	118,105
COMM 2014-KYO Mortgage Trust,
Series 2014-KYO F
3.677%, 6/11/27(l)§	300,000	299,301
COMM 2015-CCRE22 Mortgage Trust,
Series 2015-CR22 A5
3.309%, 3/10/48	140,000	145,476
Series 2015-CR22 C
4.266%, 3/10/48(l)	300,000	307,316
Series 2015-CR22 XA
1.174%, 3/10/48 IO(l)	4,000,000	282,774
COMM Mortgage Trust,
Series 2013-LC13 D
5.048%, 8/10/46(l)§	500,000	510,306
Series 2014-CR21 B
4.339%, 12/10/47	20,000	21,413
Series 2014-FL5 D
4.172%, 10/15/31(l)§	100,000	91,643
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	304,968
Series 2015-3BP XA
0.053%, 2/10/35(l)§	1,287,000	11,390
Series 2015-DC1 A5
3.350%, 2/10/48	20,000	20,855
Series 2015-DC1 D
4.498%, 2/10/48(l)§	300,000	277,588
Series 2015-DC1 XA
1.337%, 2/10/48 IO(l)	3,750,000	302,880
Series 2015-LC19 A4
3.183%, 2/10/48	500,000	516,460
Series 2015-LC19 B
3.829%, 2/10/48(l)	300,000	310,852
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT A2
3.400%, 10/5/30§	228,000	233,815
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	1,543,012	1,554,656
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	105,931
Series 2013-CR6 XA
1.524%, 3/10/46 IO(l)	1,006,891	63,749
Series 2013-FL3 A
1.517%, 10/13/28(l)§	155,158	155,524
Series 2014-CR14 B
4.610%, 2/10/47(l)	500,000	559,950
Series 2014-CR20 A4
3.590%, 11/10/47	11,000	11,702
Core Industrial Trust,
3.850%, 2/10/34	300,000	308,124
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.078%, 11/12/43(l)§	285,951	300,963
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.374%, 4/25/46(l)	116,159	95,205
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
5.807%, 6/15/38(l)	105,000	109,931
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37	134,000	134,240
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
5.971%, 2/15/41(l)	45,435	46,383
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	1,740,251	1,819,803
Series 2010-RR1 3A
5.575%, 6/10/49(l)§	1,740,251	1,831,124
Series 2010-RR2 2A
5.903%, 9/15/39(l)§	339,296	356,192
Series 2010-RR7 2A
5.467%, 9/16/39(l)§	761,093	788,304

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2011-4R 5A1
2.651%, 5/27/36(l)§		$521,148	$515,393
Series 2011-4R 6A1
0.555%, 5/27/36(l)§		131,716	130,686
Series 2015-1 A1
2.500%, 1/25/45(l)§		3,343,367	3,215,446
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.445%, 4/15/50		300,000	310,143
Series 2015-C1 D
3.945%, 4/15/50(l)§		100,000	90,675
Series 2015-C1 XA
1.121%, 4/15/50 IO(l)		4,500,000	313,318
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		3,224,984	2,827,138
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		2,359,569	2,357,551
DBRR Trust,
Series 2011-C32 A3A
5.707%, 6/17/49(l)§		181,000	193,893
Series 2013-EZ3 A
1.636%, 12/18/49(l)§		94,914	95,360
EMF-NL B.V.,
Series 2008-2X A2
1.060%, 7/17/41(l)(m)	EUR	435,000	419,886
Eurosail-UK plc,
Series 2007-4X A3
1.512%, 6/13/45(b)(l)(m)	GBP	800,000	1,172,847
Extended Stay America Trust,
Series 2013-ESHL A27
2.958%, 12/5/31§		$121,000	123,608
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		2,094,186	1,654,529
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1
1.475%, 12/15/16(l)§		100,000	99,982
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)		89,000	96,248
GS Mortgage Securities Corp. II,
Series 2006-GG8 AJ
5.622%, 11/10/39		300,000	306,681
Series 2013-KING XA
0.730%, 12/10/27 IO(l)§		1,237,219	36,988
Series 2015-GC28 XA
1.181%, 2/10/48 IO(l)		3,840,000	298,902
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.671%, 9/25/35(l)		233,841	236,926
Series 2006-AR2 2A1
2.530%, 4/25/36(l)		175,527	162,560
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
2.608%, 1/19/35(l)		581,689	555,597
Hercules Eclipse plc,
Series 2006-4 A
0.805%, 10/25/18(l)(m)	GBP	997,272	1,461,667
Hilton USA Trust,
Series 2013-HLT X1FX
0.088%, 11/5/30 IO(l)§		$1,655,000	1,012
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.444%, 10/25/35(l)		158,648	143,567
Houston Galleria Mall Trust,
Series 2015-HGLR A1A2
3.087%, 3/5/37§		100,000	101,332
Impac CMB Trust,
Series 2003-8 2A1
1.071%, 10/25/33(l)		15,465	14,305
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
2.769%, 6/25/37(l)		2,193,294	1,647,034
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		3,276,422	2,879,008
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47		300,000	311,688
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		294,913	313,613
Series 2007-CB18 AM
5.466%, 6/12/47(l)		175,000	185,530
Series 2007-CB20 AM
5.878%, 2/12/51(l)		300,000	328,423
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		244,151	265,891
Series 2007-LDPX A1A
5.439%, 1/15/49		53,025	56,678
Series 2008-C2 ASB
6.125%, 2/12/51(l)		91,419	95,722
Series 2014-C20 A5
3.805%, 7/15/47		500,000	541,314
Series 2014-DSTY A
3.429%, 6/10/27§		100,000	103,709
Series 2014-FL6 A
1.575%, 11/15/31(l)§		100,000	99,917
Series 2015-CSMO A
1.428%, 1/15/32(l)§		100,000	99,923
Series 2015-CSMO C
2.428%, 1/15/32(l)§		300,000	300,095
Series 2015-CSMO D
3.478%, 1/15/32(l)§		100,000	100,064
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		2,068,697	1,774,996
Series 2006-A3 6A1
2.540%, 8/25/34(l)		131,708	126,874
Series 2007-A1 3A3
2.579%, 7/25/35(l)		150,195	149,811
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 A4
3.801%, 9/15/47		500,000	539,336
Series 2014-C25 XA
1.018%, 11/15/47 IO(l)		3,993,626	276,763
Series 2015-C27 D
3.845%, 2/15/48(l)§		300,000	262,218
Series 2015-C27 XA
1.399%, 2/15/48 IO(l)		3,247,165	293,353
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AM
5.842%, 6/15/38(l)		87,000	91,599
Series 2006-C7 AM
5.378%, 11/15/38		83,000	87,380

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C1 A4
5.424%, 2/15/40	$1,402,316	$1,488,409
Series 2007-C7 AJ
6.351%, 9/15/45(l)	300,000	320,471
LMREC, Inc.,
Series 2015-CRE1 A
1.923%, 2/22/32(l)§†	300,000	300,000
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.878%, 12/25/32(l)	32,850	32,736
Series 2005-CKI1 AJ
5.282%, 11/12/37(l)	132,000	134,552
Series 2007-C1 A1A
5.837%, 6/12/50(l)	79,854	84,548
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 A2
3.101%, 12/15/47	45,000	47,230
Series 2014-C19 XA
1.170%, 12/15/47 IO(l)	280,568	20,617
Series 2015-C20 B
4.160%, 2/15/48	150,000	155,930
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	154,462
Series 2015-C20 XA
1.430%, 2/15/48 IO(l)	2,995,882	294,396
Series 2015-C21 C
4.164%, 3/15/48(l)	300,000	305,752
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	1,487,481	1,545,367
Series 2007-HQ11 AMFL
0.346%, 2/12/44(l)	25,000	24,263
Series 2007-HQ12 A2FX
5.671%, 4/12/49(l)	68,494	68,419
Series 2007-IQ13 A1A
5.312%, 3/15/44	47,083	50,173
Series 2007-IQ13 AJ
5.438%, 3/15/44	300,000	304,965
Series 2007-IQ13 AM
5.406%, 3/15/44	83,000	88,449
Series 2007-IQ14 A1A
5.665%, 4/15/49(l)	78,202	83,825
Series 2007-IQ14 A2FX
5.610%, 4/15/49	170,869	172,094
Series 2007-IQ15 AM
5.909%, 6/11/49(l)	85,000	90,821
Series 2015-XLF1 D
3.150%, 8/13/16(l)§	300,000	300,391
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.796%, 8/12/45(l)§	560,115	599,643
Series 2009-GG10 A4B
5.796%, 8/12/45(l)§	300,000	321,847
Series 2011-IO C
(Zero Coupon), 3/23/51 PO§	100,000	94,375
Series 2012-IO AXB2
1.000%, 3/27/51§	85,585	85,264
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	826,615	862,593
Series 2010-RR4 CMLA
6.028%, 12/16/49(l)§	401,664	419,754
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36	6,125,650	4,232,449
RFMSI Trust,
Series 2006-SA2 3A1
3.658%, 8/25/36(l)	3,058,200	2,686,809
Sequoia Mortgage Trust,
Series 10 2A1
0.936%, 10/20/27(l)	6,928	6,257
Series 2003-4 2A1
0.526%, 7/20/33(l)	30,728	28,905
Series 6 A
0.818%, 4/19/27(l)	471,524	439,851
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§	111,032	111,032
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.499%, 11/25/34(l)	285,201	291,196
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.428%, 7/19/35(l)	117,742	106,110
Series 2006-AR3 12A1
0.394%, 5/25/36(l)	425,175	320,515
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX
5.703%, 6/15/49§	300,000	322,218
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.528%, 8/25/42(l)	16,945	16,194
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§	300,000	256,807
Series 2015-C27 C
3.894%, 2/15/48	300,000	293,033
Series 2015-C27 XA
1.152%, 2/15/48(l)	4,300,000	317,958
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§	63,704	63,704
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA
1.787%, 12/15/45 IO(l)§	561,174	53,668
Series 2013-C12 XA
1.490%, 3/15/48 IO(l)§	1,788,310	140,617
Series 2014-C24 XA
0.991%, 11/15/47 IO(l)	574,015	39,248
Series 2014-LC14 XA
1.455%, 3/15/47 IO(l)	988,436	81,261

		72,722,562

Total Asset-Backed and Mortgage-Backed Securities		117,129,269

Corporate Bonds (21.4%)
Consumer Discretionary (1.4%)
Auto Components (0.2%)
BorgWarner, Inc.
3.375%, 3/15/25	65,000	66,763
Delphi Corp.
4.150%, 3/15/24	40,000	42,400
Johnson Controls, Inc.
4.250%, 3/1/21	56,000	60,538

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK(m)	EUR	1,100,000	$1,236,000

			1,405,701

Automobiles (0.1%)
Daimler Finance North America LLC
2.250%, 3/2/20§		$321,000	322,894
General Motors Co.
4.000%, 4/1/25		38,000	38,786

			361,680

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
1.875%, 12/15/17		27,000	26,953
Hyatt Hotels Corp.
3.875%, 8/15/16		36,000	37,331
Marriott International, Inc.
3.250%, 9/15/22		45,000	45,769
McDonald’s Corp.
5.800%, 10/15/17		45,000	50,163
3.500%, 7/15/20		29,000	31,080
MGM Resorts International
7.625%, 1/15/17		300,000	321,750
Starbucks Corp.
6.250%, 8/15/17		36,000	40,331
Wyndham Worldwide Corp.
2.500%, 3/1/18		36,000	36,135
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,100,000	1,115,180
Yum! Brands, Inc.
5.300%, 9/15/19		27,000	30,036

			1,734,728

Household Durables (0.0%)
Newell Rubbermaid, Inc.
2.875%, 12/1/19		213,000	216,227
NVR, Inc.
3.950%, 9/15/22		27,000	28,290
Tupperware Brands Corp.
4.750%, 6/1/21		36,000	38,837
Whirlpool Corp.
4.000%, 3/1/24		30,000	31,600

			314,954

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		131,000	133,967
3.800%, 12/5/24		50,000	52,477
Expedia, Inc.
5.950%, 8/15/20		54,000	60,820
QVC, Inc.
3.125%, 4/1/19		45,000	45,231
4.375%, 3/15/23		36,000	36,611

			329,106

Media (0.6%)
21st Century Fox America, Inc.
4.500%, 2/15/21		41,000	45,267
3.000%, 9/15/22		36,000	36,355
Altice S.A.
7.625%, 2/15/25§		300,000	301,320
CBS Corp.
2.300%, 8/15/19		106,000	105,936
3.700%, 8/15/24		62,000	63,903
3.500%, 1/15/25		61,000	61,770
Comcast Corp.
6.500%, 1/15/17		54,000	59,237
5.700%, 5/15/18		54,000	61,019
3.125%, 7/15/22		45,000	46,557
4.750%, 3/1/44		102,000	117,063
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%, 10/1/19		36,000	41,445
5.200%, 3/15/20		22,000	24,769
4.600%, 2/15/21		327,000	355,719
5.000%, 3/1/21		36,000	40,062
6.375%, 3/1/41		44,000	51,895
5.150%, 3/15/42		50,000	52,225
Discovery Communications LLC
5.050%, 6/1/20		36,000	40,018
3.450%, 3/15/25		32,000	31,962
Interpublic Group of Cos., Inc.
2.250%, 11/15/17		36,000	36,341
3.750%, 2/15/23		47,000	48,413
NBCUniversal Media LLC
5.150%, 4/30/20		54,000	61,849
4.375%, 4/1/21		54,000	59,863
4.450%, 1/15/43		189,000	205,436
Omnicom Group, Inc.
5.900%, 4/15/16		36,000	37,637
4.450%, 8/15/20		36,000	39,536
Reed Elsevier Capital, Inc.
3.125%, 10/15/22		75,000	75,182
Scripps Networks Interactive, Inc.
2.750%, 11/15/19		135,000	135,726
3.900%, 11/15/24		50,000	51,971
Thomson Reuters Corp.
4.700%, 10/15/19		27,000	29,879
Time Warner Cable, Inc.
5.850%, 5/1/17		136,000	147,829
5.000%, 2/1/20		36,000	40,176
4.000%, 9/1/21		45,000	47,981
6.550%, 5/1/37		50,000	62,283
5.500%, 9/1/41		90,000	103,033
4.500%, 9/15/42		227,000	231,782
Time Warner, Inc.
5.875%, 11/15/16		91,000	97,982
2.100%, 6/1/19		228,000	229,065
4.875%, 3/15/20		45,000	50,253
4.650%, 6/1/44		103,000	110,997
Viacom, Inc.
5.625%, 9/15/19		45,000	50,706
2.750%, 12/15/19		155,000	157,391
4.500%, 3/1/21		72,000	77,951
4.250%, 9/1/23		62,000	65,459
4.850%, 12/15/34		17,000	17,496
Walt Disney Co.
5.625%, 9/15/16		100,000	107,255
2.750%, 8/16/21		27,000	27,938
2.350%, 12/1/22		45,000	44,849
WPP Finance 2010
3.625%, 9/7/22		27,000	28,005

			4,016,786

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17		36,000	40,190
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16		26,000	27,982
4.375%, 9/1/23		50,000	54,875
4.500%, 12/15/34		58,000	61,190

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Nordstrom, Inc.
4.750%, 5/1/20	$36,000	$40,527
Target Corp.
6.000%, 1/15/18	146,000	164,937
2.900%, 1/15/22	27,000	27,797
3.500%, 7/1/24	47,000	49,940
4.000%, 7/1/42	54,000	56,932

		524,370

Specialty Retail (0.0%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	48,375
Home Depot, Inc.
4.400%, 4/1/21	45,000	50,828
4.400%, 3/15/45	25,000	27,792
Lowe’s Cos., Inc.
2.125%, 4/15/16	36,000	36,492
4.625%, 4/15/20	54,000	60,781
4.250%, 9/15/44	39,000	42,136
TJX Cos., Inc.
6.950%, 4/15/19	26,000	31,011

		297,415

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	36,000	36,816
NIKE, Inc.
2.250%, 5/1/23	36,000	35,435

		72,251

Total Consumer Discretionary		9,056,991

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 2/1/24	102,000	107,676
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	87,000	87,569
7.750%, 1/15/19	45,000	54,408
5.375%, 1/15/20	45,000	51,770
2.500%, 7/15/22	91,000	89,610
3.750%, 7/15/42	35,000	34,108
Bottling Group LLC
5.500%, 4/1/16	36,000	37,749
Coca-Cola Co.
1.800%, 9/1/16	73,000	74,220
1.150%, 4/1/18	45,000	44,987
3.150%, 11/15/20	45,000	47,748
3.200%, 11/1/23	62,000	64,839
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	101,833
3.250%, 8/19/21	100,000	104,486
Diageo Capital plc
5.750%, 10/23/17	45,000	49,925
1.125%, 4/29/18	36,000	35,752
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,809
3.200%, 11/15/21	36,000	37,654
PepsiCo, Inc.
7.900%, 11/1/18	91,000	110,197
2.750%, 3/1/23	62,000	62,649

		1,233,989

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
5.500%, 3/15/17	27,000	29,502
1.700%, 12/15/19	45,000	44,836
CVS Health Corp.
4.750%, 5/18/20	64,000	72,106
4.000%, 12/5/23	50,000	54,170
3.375%, 8/12/24	75,000	77,618
5.300%, 12/5/43	40,000	48,633
Kroger Co.
6.400%, 8/15/17	45,000	50,130
2.300%, 1/15/19	50,000	50,708
Sysco Corp.
3.500%, 10/2/24	50,000	51,856
Walgreens Boots Alliance, Inc.
1.800%, 9/15/17	27,000	27,281
1.750%, 11/17/17	50,000	50,447
3.100%, 9/15/22	36,000	36,239
3.800%, 11/18/24	50,000	51,729
Wal-Mart Stores, Inc.
0.600%, 4/11/16	50,000	50,091
5.800%, 2/15/18	91,000	103,040
3.250%, 10/25/20	36,000	38,445
2.550%, 4/11/23	114,000	114,900
3.300%, 4/22/24	37,000	39,123
4.000%, 4/11/43	67,000	70,691

		1,061,545

Food Products (0.3%)
ConAgra Foods, Inc.
5.819%, 6/15/17	36,000	39,183
1.900%, 1/25/18	21,000	21,014
3.200%, 1/25/23	36,000	35,104
General Mills, Inc.
5.650%, 2/15/19	45,000	50,996
HJ Heinz Co.
3.500%, 6/5/20	1,211,887	1,211,736
J.M. Smucker Co.
3.500%, 10/15/21	36,000	37,879
Kellogg Co.
4.000%, 12/15/20	29,000	31,249
Kraft Foods Group, Inc.
3.500%, 6/6/22	91,000	94,229
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	39,825
Mondelez International, Inc.
6.125%, 2/1/18	45,000	50,457
5.375%, 2/10/20	41,000	47,002
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	100,807

		1,759,481

Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	25,000	25,535
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	65,115
Energizer Holdings, Inc.
4.700%, 5/19/21	27,000	28,429
Kimberly-Clark Corp.
6.125%, 8/1/17	45,000	50,258
1.900%, 5/22/19	233,000	234,692
3.875%, 3/1/21	38,000	41,766
2.650%, 3/1/25	35,000	35,139
Procter & Gamble Co.
4.700%, 2/15/19	91,000	101,824
1.900%, 11/1/19	50,000	50,462

		633,220

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	$40,000	$50,418
2.625%, 1/14/20	73,000	74,239
4.750%, 5/5/21	45,000	50,156
2.850%, 8/9/22	92,000	91,458
Lorillard Tobacco Co.
3.500%, 8/4/16	40,000	41,099
6.875%, 5/1/20	45,000	53,167
3.750%, 5/20/23	37,000	37,733
Philip Morris International, Inc.
1.125%, 8/21/17	182,000	182,379
5.650%, 5/16/18	118,000	133,364
2.625%, 3/6/23	36,000	36,235
4.875%, 11/15/43	107,000	120,648
Reynolds American, Inc.
6.750%, 6/15/17	54,000	59,840
3.250%, 11/1/22	102,000	101,522
4.750%, 11/1/42	33,000	34,018

		1,066,276

Total Consumer Staples		5,754,511

Energy (1.6%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
4.500%, 6/1/21	27,000	28,750
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	42,089
Ensco plc
4.700%, 3/15/21	73,000	73,771
5.750%, 10/1/44	17,000	16,333
Halliburton Co.
6.150%, 9/15/19	45,000	52,973
3.500%, 8/1/23	50,000	51,853
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	63,003
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	340,000	291,720
Rowan Cos., Inc.
7.875%, 8/1/19	22,000	24,537
Transocean, Inc.
6.800%, 3/15/38	31,000	22,242

		667,271

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	73,000	77,851
8.700%, 3/15/19	54,000	66,756
3.450%, 7/15/24	65,000	65,459
Apache Corp.
5.625%, 1/15/17	36,000	38,825
3.250%, 4/15/22	26,000	26,358
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	39,159
BP Capital Markets plc
1.375%, 11/6/17	36,000	35,979
2.237%, 5/10/19	306,000	308,975
4.500%, 10/1/20	91,000	100,612
3.245%, 5/6/22	54,000	55,436
2.500%, 11/6/22	27,000	26,261
3.814%, 2/10/24	100,000	104,487
Buckeye Partners LP
4.875%, 2/1/21	36,000	37,754
Canadian Natural Resources Ltd.
5.700%, 5/15/17	73,000	78,960
Cenovus Energy, Inc.
5.700%, 10/15/19	36,000	39,974
Chevron Corp.
1.104%, 12/5/17	136,000	136,176
4.950%, 3/3/19	45,000	50,462
2.193%, 11/15/19	37,000	37,677
1.961%, 3/3/20	207,000	208,566
2.355%, 12/5/22	27,000	26,656
3.191%, 6/24/23	75,000	78,001
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	124,430
ConocoPhillips Co.
5.750%, 2/1/19	45,000	51,656
6.000%, 1/15/20	45,000	53,031
3.350%, 11/15/24	50,000	51,303
Continental Resources, Inc.
4.500%, 4/15/23	75,000	72,532
3.800%, 6/1/24	54,000	49,721
4.900%, 6/1/44	72,000	64,008
Devon Energy Corp.
4.000%, 7/15/21	36,000	38,479
Enable Midstream Partners LP
2.400%, 5/15/19§	25,000	24,441
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	57,065
EnCana Corp.
6.500%, 5/15/19	44,000	50,430
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	66,027
5.200%, 2/1/22	54,000	58,663
Enterprise Products Operating LLC
3.350%, 3/15/23	64,000	64,588
3.900%, 2/15/24	65,000	68,479
4.450%, 2/15/43	150,000	152,834
EOG Resources, Inc.
2.450%, 4/1/20	313,000	319,269
4.100%, 2/1/21	45,000	49,128
EQT Corp.
8.125%, 6/1/19	36,000	42,917
Exxon Mobil Corp.
0.921%, 3/15/17	50,000	50,169
1.819%, 3/15/19	349,000	353,504
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	35,000	37,089
Hess Corp.
1.300%, 6/15/17	33,000	32,622
Husky Energy, Inc.
4.000%, 4/15/24	100,000	102,882
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	36,000	38,640
6.850%, 2/15/20	45,000	52,466
5.000%, 10/1/21	45,000	48,821
3.950%, 9/1/22	45,000	45,679
4.250%, 9/1/24	75,000	76,934
Kinder Morgan, Inc.
2.000%, 12/1/17	75,000	74,860
3.050%, 12/1/19	397,000	401,557
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	31,686
Marathon Oil Corp.
2.800%, 11/1/22	36,000	34,906

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Petroleum Corp.
5.125%, 3/1/21	$27,000	$30,345
4.750%, 9/15/44	26,000	26,404
MPLX LP
4.000%, 2/15/25	100,000	100,356
Murphy Oil Corp.
4.000%, 6/1/22	36,000	34,312
Nexen Energy ULC
6.400%, 5/15/37	76,000	95,665
Noble Energy, Inc.
4.150%, 12/15/21	265,000	278,812
Noble Holding International Ltd.
4.625%, 3/1/21	36,000	33,801
3.950%, 3/15/22	38,000	33,931
Occidental Petroleum Corp.
4.125%, 6/1/16	27,000	28,054
4.100%, 2/1/21	54,000	59,165
3.125%, 2/15/22	106,000	108,367
ONEOK Partners LP
3.375%, 10/1/22	36,000	34,105
Petrobras Global Finance B.V.
3.500%, 2/6/17	445,000	413,031
2.631%, 3/17/17(l)	1,100,000	1,012,000
3.250%, 3/17/17	400,000	369,854
7.875%, 3/15/19	64,000	65,150
5.750%, 1/20/20	186,000	171,455
5.375%, 1/27/21	136,000	123,372
6.250%, 3/17/24	50,000	47,140
Petroleos Mexicanos
8.000%, 5/3/19	91,000	109,039
6.000%, 3/5/20	113,000	128,396
3.500%, 7/23/20§	75,000	76,406
3.500%, 1/30/23	41,000	40,037
Phillips 66
4.300%, 4/1/22	73,000	79,214
4.875%, 11/15/44	47,000	50,390
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	30,576
3.950%, 7/15/22	113,000	116,276
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19	25,000	25,150
5.000%, 2/1/21	36,000	39,939
Southwestern Energy Co.
7.500%, 2/1/18	73,000	82,616
4.100%, 3/15/22	181,000	178,332
4.950%, 1/23/25	151,000	152,509
Spectra Energy Capital LLC
6.200%, 4/15/18	36,000	39,923
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	55,061
Statoil ASA
1.200%, 1/17/18	36,000	35,913
1.950%, 11/8/18	50,000	50,795
5.250%, 4/15/19	45,000	50,965
2.900%, 11/8/20	255,000	267,345
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	50,870
Talisman Energy, Inc.
7.750%, 6/1/19	36,000	41,860
Total Capital International S.A.
1.000%, 8/12/16	62,000	62,272
2.875%, 2/17/22	45,000	45,599
3.750%, 4/10/24	75,000	79,835
Total Capital S.A.
2.125%, 8/10/18	50,000	51,082
4.125%, 1/28/21	36,000	39,788
TransCanada PipeLines Ltd.
7.125%, 1/15/19	73,000	86,163
2.500%, 8/1/22	32,000	31,102
Valero Energy Corp.
6.125%, 2/1/20	66,000	76,406
3.650%, 3/15/25	164,000	167,652
Western Gas Partners LP
5.375%, 6/1/21	153,000	169,865
Williams Cos., Inc.
3.700%, 1/15/23	27,000	24,935
4.550%, 6/24/24	25,000	24,183
Williams Partners LP
4.500%, 11/15/23	50,000	51,317
4.300%, 3/4/24	50,000	50,424
XTO Energy, Inc.
6.250%, 8/1/17	36,000	40,454

		10,249,208

Total Energy		10,916,479

Financials (9.8%)
Banks (4.5%)
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	300,000	277,110
Banco Santander S.A./Chile
1.857%, 1/19/16(l)§	2,355,000	2,366,775
Bank of America Corp.
6.500%, 8/1/16	180,000	192,107
5.625%, 10/14/16	92,000	98,057
5.750%, 12/1/17	100,000	110,017
2.000%, 1/11/18	1,041,000	1,048,037
6.875%, 4/25/18	182,000	207,953
5.650%, 5/1/18	135,000	149,534
2.600%, 1/15/19	737,000	749,793
7.625%, 6/1/19	1,670,000	2,016,223
5.625%, 7/1/20	180,000	207,290
5.000%, 5/13/21	92,000	103,684
3.300%, 1/11/23	375,000	380,234
4.125%, 1/22/24	62,000	66,433
4.000%, 4/1/24	50,000	53,139
4.000%, 1/22/25	109,000	109,840
4.875%, 4/1/44	10,000	11,225
Bank of Montreal
1.300%, 7/14/17	50,000	50,258
1.400%, 9/11/17	54,000	54,307
2.550%, 11/6/22	27,000	26,851
Bank of Nova Scotia
1.375%, 7/15/16	45,000	45,368
1.100%, 12/13/16	75,000	75,142
1.300%, 7/21/17	511,000	511,380
2.800%, 7/21/21	212,000	216,447
Barclays Bank plc
5.140%, 10/14/20	182,000	202,017
7.625%, 11/21/22	400,000	468,000
Barclays plc
2.750%, 11/8/19	400,000	403,985
BB&T Corp.
1.450%, 1/12/18	27,000	27,062
5.250%, 11/1/19	54,000	61,349
2.450%, 1/15/20	92,000	93,513

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
BNP Paribas S.A.
1.375%, 3/17/17		$125,000	$125,061
5.000%, 1/15/21		91,000	103,000
3.250%, 3/3/23		45,000	45,872
Canadian Imperial Bank of Commerce
1.350%, 7/18/16		36,000	36,275
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	79,156
CIT Group, Inc.
5.500%, 2/15/19§		200,000	208,240
Citigroup, Inc.
3.953%, 6/15/16		91,000	94,178
5.500%, 2/15/17		45,000	48,298
6.000%, 8/15/17		156,000	171,606
1.850%, 11/24/17		187,000	188,351
1.800%, 2/5/18		145,000	145,197
6.125%, 5/15/18		182,000	204,721
2.500%, 9/26/18		256,000	260,850
2.550%, 4/8/19		327,000	334,055
8.500%, 5/22/19		182,000	226,639
2.500%, 7/29/19		431,000	437,868
2.400%, 2/18/20		232,000	232,541
3.375%, 3/1/23		50,000	51,196
3.875%, 10/25/23		75,000	79,163
3.750%, 6/16/24		75,000	78,296
4.000%, 8/5/24		50,000	50,921
3.875%, 3/26/25		95,000	95,350
Comerica, Inc.
2.125%, 5/23/19		50,000	50,249
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	185,010
2.300%, 3/12/20		250,000	251,214
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		75,000	78,222
3.875%, 2/8/22		91,000	97,757
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20§		250,000	251,575
Depfa ACS Bank
5.125%, 3/16/37(m)		400,000	514,542
DNB Bank ASA
3.200%, 4/3/17§		1,559,000	1,616,098
Fifth Third Bancorp
5.450%, 1/15/17		45,000	48,210
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 5/11/16§		417,000	423,303
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	203,621
HSBC Holdings plc
4.000%, 3/30/22		91,000	97,462
4.250%, 3/14/24		400,000	419,216
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,969
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	210,084
JPMorgan Chase & Co.
1.350%, 2/15/17		629,000	631,475
2.000%, 8/15/17		45,000	45,663
6.000%, 1/15/18		273,000	306,017
2.350%, 1/28/19		249,000	252,701
6.300%, 4/23/19		91,000	105,699
2.200%, 10/22/19		91,000	91,120
2.250%, 1/23/20		270,000	270,053
4.400%, 7/22/20		182,000	200,240
4.625%, 5/10/21		91,000	101,294
3.250%, 9/23/22		64,000	65,390
3.200%, 1/25/23		54,000	54,865
3.875%, 9/10/24		261,000	267,311
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,489,531
KfW
0.500%, 4/19/16		109,000	109,008
0.500%, 7/15/16		125,000	124,896
4.875%, 1/17/17		241,000	258,355
1.250%, 2/15/17		91,000	91,867
0.750%, 3/17/17		75,000	74,967
0.875%, 9/5/17		36,000	35,966
4.500%, 7/16/18		91,000	100,817
4.875%, 6/17/19		91,000	103,749
4.000%, 1/27/20		91,000	101,099
2.750%, 9/8/20		57,000	60,032
2.750%, 10/1/20		100,000	105,268
2.625%, 1/25/22		91,000	95,832
2.125%, 1/17/23		118,000	119,451
2.500%, 11/20/24		125,000	129,120
Landwirtschaftliche Rentenbank
1.375%, 10/23/19		21,000	20,921
2.000%, 1/13/25		75,000	74,696
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	207,229
Manufacturers & Traders Trust Co.
1.400%, 7/25/17		250,000	251,213
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	47,176
National Australia Bank Ltd./New York
2.750%, 3/9/17		50,000	51,583
Novo Banco S.A.
5.000%, 4/23/19	EUR	100,000	110,482
5.000%, 5/23/19		600,000	662,085
Oesterreichische Kontrollbank AG
0.750%, 12/15/16		$100,000	100,096
1.625%, 3/12/19		50,000	50,434
PNC Bank N.A.
4.875%, 9/21/17		50,000	54,172
1.500%, 2/23/18		250,000	250,677
PNC Financial Services Group, Inc.
3.900%, 4/29/24		75,000	78,114
PNC Funding Corp.
5.625%, 2/1/17		54,000	58,170
4.375%, 8/11/20		36,000	40,146
Royal Bank of Canada
2.300%, 7/20/16		36,000	36,726
1.200%, 1/23/17		50,000	50,198
1.400%, 10/13/17		50,000	50,235
1.500%, 1/16/18		45,000	45,275
2.150%, 3/6/20		200,000	201,182
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	115,371
Royal Bank of Scotland plc
5.625%, 8/24/20		45,000	51,988
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16		36,000	37,315
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16		250,000	250,999
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	104,258
Swedbank AB
2.200%, 3/4/20§		200,000	200,530

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Toronto-Dominion Bank
2.500%, 7/14/16		$64,000	$65,459
2.375%, 10/19/16		36,000	36,884
1.125%, 5/2/17		50,000	49,992
2.250%, 11/5/19		50,000	50,846
U.S. Bancorp/Minnesota
1.950%, 11/15/18		50,000	50,684
2.950%, 7/15/22		186,000	188,277
3.700%, 1/30/24		75,000	80,132
Wachovia Corp.
5.625%, 10/15/16		45,000	48,162
5.750%, 2/1/18		36,000	40,207
Wells Fargo & Co.
1.500%, 7/1/15		90,000	90,251
3.676%, 6/15/16(e)		75,000	77,620
1.150%, 6/2/17		50,000	50,016
5.625%, 12/11/17		91,000	101,341
1.500%, 1/16/18		54,000	54,212
2.125%, 4/22/19		211,000	213,506
2.150%, 1/30/20		154,000	154,375
4.600%, 4/1/21		75,000	84,166
3.500%, 3/8/22		136,000	143,938
3.450%, 2/13/23		54,000	55,186
3.300%, 9/9/24		65,000	67,117
3.000%, 2/19/25		292,000	292,414
Westpac Banking Corp.
2.000%, 8/14/17		36,000	36,645
4.875%, 11/19/19		54,000	61,219

			29,823,202

Capital Markets (1.5%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	53,097
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	41,355
Bank of New York Mellon Corp.
2.300%, 7/28/16		75,000	76,666
2.100%, 1/15/19		197,000	200,308
5.450%, 5/15/19		36,000	41,284
4.150%, 2/1/21		36,000	39,960
3.650%, 2/4/24		50,000	53,349
3.000%, 2/24/25		118,000	119,583
BlackRock, Inc.
5.000%, 12/10/19		36,000	40,982
3.500%, 3/18/24		50,000	52,971
Charles Schwab Corp.
3.225%, 9/1/22		36,000	37,512
Credit Suisse AG/New York
4.375%, 8/5/20		146,000	161,902
3.625%, 9/9/24		250,000	257,546
Deutsche Bank AG/London
6.000%, 9/1/17		91,000	100,212
1.875%, 2/13/18		90,000	90,210
4.296%, 5/24/28(l)		200,000	197,260
Eaton Vance Corp.
6.500%, 10/2/17		22,000	24,637
Goldman Sachs Group, Inc.
0.398%, 5/18/15(l)	EUR	50,000	53,784
3.625%, 2/7/16		$181,000	184,803
5.625%, 1/15/17		54,000	57,889
6.250%, 9/1/17		136,000	150,990
6.150%, 4/1/18		136,000	152,863
2.900%, 7/19/18		537,000	554,905
2.625%, 1/31/19		240,000	244,757
7.500%, 2/15/19		471,000	561,545
2.550%, 10/23/19		351,000	354,443
5.375%, 3/15/20		127,000	144,047
5.250%, 7/27/21		132,000	150,004
5.750%, 1/24/22		75,000	87,215
4.000%, 3/3/24		92,000	97,270
3.500%, 1/23/25		160,000	163,074
4.800%, 7/8/44		31,000	34,479
Jefferies Group LLC
8.500%, 7/15/19		54,000	64,657
5.125%, 1/20/23		18,000	19,067
6.500%, 1/20/43		17,000	17,078
Lazard Group LLC
4.250%, 11/14/20		62,000	66,228
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08(h)*		10,200,000	1,428,000
5.625%, 1/24/13(h)*		5,000,000	718,750
6.750%, 12/28/17(h)*†		470,000	—
Macquarie Bank Ltd.
1.650%, 3/24/17§		146,000	146,351
1.600%, 10/27/17§		162,000	161,397
Morgan Stanley
6.000%, 4/28/15		16,000	16,055
5.550%, 4/27/17		109,000	117,869
7.300%, 5/13/19		218,000	260,591
2.375%, 7/23/19		75,000	75,443
2.650%, 1/27/20		143,000	144,916
5.750%, 1/25/21		136,000	158,814
5.500%, 7/28/21		27,000	31,289
3.750%, 2/25/23		267,000	279,415
4.100%, 5/22/23		27,000	28,061
3.875%, 4/29/24		75,000	78,988
3.700%, 10/23/24		100,000	104,414
4.300%, 1/27/45		174,000	180,189
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	44,243
Northern Trust Corp.
3.450%, 11/4/20		36,000	38,939
Raymond James Financial, Inc.
4.250%, 4/15/16		36,000	37,176
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		612,258	640,575
UBS AG/Connecticut
5.875%, 7/15/16		91,000	96,399
5.875%, 12/20/17		74,000	82,167
4.875%, 8/4/20		170,000	190,978

			9,808,951

Certificate of Deposit (0.4%)
Itau Unibanco S.A./New York
1.544%, 5/31/16		2,600,000	2,603,645

Consumer Finance (1.8%)
Ally Financial, Inc.
3.250%, 9/29/17		700,000	695,170
8.000%, 3/15/20		804,000	958,770
American Express Centurion Bank
6.000%, 9/13/17		146,000	162,770
American Express Co.
7.000%, 3/19/18		2,093,000	2,413,466
8.125%, 5/20/19		45,000	55,741
American Express Credit Corp.
2.800%, 9/19/16		54,000	55,517
1.125%, 6/5/17		281,000	281,313
1.550%, 9/22/17		52,000	52,848

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
2.125%, 3/18/19		$50,000	$50,649
2.250%, 8/15/19		174,000	176,490
American Honda Finance Corp.
2.125%, 10/10/18		75,000	76,458
Capital One Financial Corp.
3.150%, 7/15/16		62,000	63,542
2.450%, 4/24/19		75,000	76,079
Caterpillar Financial Services Corp.
1.250%, 8/18/17		75,000	75,376
1.250%, 11/6/17		45,000	45,088
7.150%, 2/15/19		36,000	43,107
Discover Financial Services
6.450%, 6/12/17		36,000	39,521
5.200%, 4/27/22		27,000	30,004
3.850%, 11/21/22		546,000	558,967
3.750%, 3/4/25		56,000	56,035
Ford Motor Credit Co. LLC
3.984%, 6/15/16		91,000	93,878
8.000%, 12/15/16		182,000	201,574
1.724%, 12/6/17		549,000	548,516
2.375%, 1/16/18		2,609,000	2,653,326
5.875%, 8/2/21		182,000	213,935
HSBC USA, Inc.
2.350%, 3/5/20		219,000	220,057
John Deere Capital Corp.
2.800%, 9/18/17		91,000	94,767
1.300%, 3/12/18		27,000	27,035
3.150%, 10/15/21		54,000	56,224
3.350%, 6/12/24		177,000	186,228
Navient Corp.
8.450%, 6/15/18		1,000,000	1,115,000
Synchrony Financial
3.000%, 8/15/19		37,000	37,829
2.700%, 2/3/20		41,000	41,142
4.250%, 8/15/24		37,000	38,574
Toyota Motor Credit Corp.
2.000%, 9/15/16		54,000	55,025
1.250%, 10/5/17		36,000	36,110
1.450%, 1/12/18		100,000	100,619
2.750%, 5/17/21		425,000	439,316
3.400%, 9/15/21		54,000	57,625

			12,183,691

Diversified Financial Services (0.7%)
Bank of America N.A.
0.551%, 6/15/16(l)		16,000	15,940
5.300%, 3/15/17		182,000	194,710
0.571%, 6/15/17(l)		400,000	396,498
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,318
3.000%, 2/11/23		75,000	77,441
Block Financial LLC
5.500%, 11/1/22		36,000	40,161
Boeing Capital Corp.
2.125%, 8/15/16		27,000	27,548
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	75,275
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		1,300,000	1,301,300
General Electric Capital Corp.
2.950%, 5/9/16		54,000	55,377
1.500%, 7/12/16		50,000	50,387
5.400%, 2/15/17		147,000	159,086
1.600%, 11/20/17		27,000	27,249
6.000%, 8/7/19		198,000	232,065
5.300%, 2/11/21		54,000	62,353
4.650%, 10/17/21		91,000	103,095
3.150%, 9/7/22		170,000	175,827
3.100%, 1/9/23		262,000	269,243
JPMorgan Chase Bank N.A.
4.375%, 11/30/21(l)(m)	EUR	150,000	170,481
Moody’s Corp.
4.500%, 9/1/22		$72,000	78,326
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		36,000	37,304
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		54,000	60,087
Private Export Funding Corp.
1.375%, 2/15/17		18,000	18,141
2.250%, 3/15/20		75,000	76,682
2.050%, 11/15/22		46,000	45,112
Rio Oil Finance Trust
6.250%, 7/6/24§		400,000	362,719
Sasol Financing International plc
4.500%, 11/14/22		50,000	50,250
Shell International Finance B.V.
0.900%, 11/15/16		50,000	50,185
4.300%, 9/22/19		36,000	39,914
4.375%, 3/25/20		36,000	40,256
2.375%, 8/21/22		36,000	35,866
3.400%, 8/12/23		75,000	79,488
3.625%, 8/21/42		51,000	50,671
Woodside Finance Ltd.
3.650%, 3/5/25§		59,000	58,252
XTRA Finance Corp.
5.150%, 4/1/17		36,000	38,743

			4,583,350

Insurance (0.6%)
ACE INA Holdings, Inc.
5.900%, 6/15/19		36,000	41,488
Aflac, Inc.
8.500%, 5/15/19		27,000	34,088
3.625%, 6/15/23		48,000	50,363
3.625%, 11/15/24		25,000	26,050
Allstate Corp.
7.450%, 5/16/19		36,000	43,837
American International Group, Inc.
5.850%, 1/16/18		45,000	50,330
6.400%, 12/15/20		91,000	109,753
4.875%, 6/1/22		36,000	40,885
3.875%, 1/15/35		48,000	48,214
4.500%, 7/16/44		91,000	97,738
4.375%, 1/15/55		24,000	24,329
Aon Corp.
5.000%, 9/30/20		36,000	40,445
Axis Specialty Finance LLC
5.875%, 6/1/20		27,000	30,826
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16		50,000	50,211
4.250%, 1/15/21		54,000	60,435
4.300%, 5/15/43		43,000	47,531
Chubb Corp.
6.375%, 3/29/67(l)		36,000	38,250
CNA Financial Corp.
5.875%, 8/15/20		54,000	62,127

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	$36,000	$41,242
Lincoln National Corp.
8.750%, 7/1/19	36,000	45,445
3.350%, 3/9/25	27,000	27,211
6.050%, 4/20/67(l)	54,000	51,975
Manulife Financial Corp.
3.400%, 9/17/15	325,000	328,970
Markel Corp.
7.125%, 9/30/19	36,000	43,136
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	37,419
4.800%, 7/15/21	36,000	40,577
MassMutual Global Funding II
2.350%, 4/9/19§	400,000	407,230
MetLife, Inc.
6.750%, 6/1/16	54,000	57,638
4.750%, 2/8/21	91,000	102,897
4.368%, 9/15/23	100,000	111,690
4.050%, 3/1/45	108,000	111,915
Metropolitan Life Global Funding I
1.300%, 4/10/17§	587,000	590,230
2.300%, 4/10/19§	300,000	303,683
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	36,000	37,904
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	36,000	37,852
Principal Financial Group, Inc.
8.875%, 5/15/19	36,000	45,253
Progressive Corp.
3.750%, 8/23/21	46,000	49,985
Protective Life Corp.
7.375%, 10/15/19	36,000	43,567
Prudential Financial, Inc.
4.750%, 9/17/15	315,000	320,561
6.000%, 12/1/17	86,000	96,025
3.500%, 5/15/24	50,000	51,382
5.875%, 9/15/42(l)	27,000	29,295
Travelers Cos., Inc.
5.800%, 5/15/18	45,000	50,927
4.600%, 8/1/43	66,000	76,206
Unum Group
5.625%, 9/15/20	36,000	40,978
XLIT Ltd.
2.300%, 12/15/18	55,000	55,696

		4,133,789

Real Estate Investment Trusts (REITs) (0.2%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	25,085
American Tower Corp.
5.050%, 9/1/20	64,000	70,494
5.000%, 2/15/24	50,000	54,633
AvalonBay Communities, Inc.
5.700%, 3/15/17	27,000	29,258
4.200%, 12/15/23	50,000	54,089
Boston Properties LP
3.700%, 11/15/18	36,000	38,409
5.875%, 10/15/19	54,000	62,658
Camden Property Trust
4.625%, 6/15/21	36,000	39,449
CubeSmart LP
4.375%, 12/15/23	25,000	27,010
DDR Corp.
4.625%, 7/15/22	27,000	29,030
Digital Realty Trust LP
3.625%, 10/1/22	27,000	27,045
Duke Realty LP
6.750%, 3/15/20	27,000	31,996
EPR Properties
7.750%, 7/15/20	36,000	43,478
Equity Commonwealth
6.650%, 1/15/18	36,000	39,240
Essex Portfolio LP
3.875%, 5/1/24	25,000	26,227
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	36,467
HCP, Inc.
6.000%, 1/30/17	36,000	38,971
3.150%, 8/1/22	36,000	35,724
4.250%, 11/15/23	70,000	73,418
Health Care REIT, Inc.
4.700%, 9/15/17	36,000	38,687
6.125%, 4/15/20	26,000	29,997
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	36,000	39,030
Highwoods Realty LP
3.625%, 1/15/23	27,000	27,572
Hospitality Properties Trust
5.625%, 3/15/17	36,000	38,343
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	38,700
Kimco Realty Corp.
6.875%, 10/1/19	36,000	42,666
3.200%, 5/1/21	25,000	25,606
Liberty Property LP
4.750%, 10/1/20	36,000	39,502
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	27,992
Prologis LP
4.250%, 8/15/23	50,000	53,875
Realty Income Corp.
5.750%, 1/15/21	45,000	51,937
Simon Property Group LP
2.150%, 9/15/17	100,000	102,466
5.650%, 2/1/20	41,000	47,792
UDR, Inc.
4.250%, 6/1/18	36,000	38,548
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,269
4.250%, 3/1/22	40,000	42,638
3.250%, 8/15/22	36,000	36,162
Vornado Realty LP
5.000%, 1/15/22	45,000	49,838
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	36,617
Weingarten Realty Investors
3.375%, 10/15/22	54,000	54,027
Weyerhaeuser Co.
4.625%, 9/15/23	50,000	54,913

		1,726,858

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	36,000	37,208
1.650%, 9/29/17	25,000	25,147
2.375%, 3/16/20	205,000	205,828

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/13/24	$50,000	$53,424
BPCE S.A.
1.613%, 7/25/17	125,000	124,738

		446,345

Total Financials		65,309,831

Health Care (2.1%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	54,000	59,322
6.150%, 6/1/18	11,000	12,550
3.450%, 10/1/20	54,000	56,973
3.625%, 5/15/22	45,000	47,548
3.625%, 5/22/24	50,000	52,559
5.650%, 6/15/42	121,000	148,321
Biogen, Inc.
6.875%, 3/1/18	36,000	41,397
Celgene Corp.
2.300%, 8/15/18	43,000	43,704
2.250%, 5/15/19	147,000	148,480
3.250%, 8/15/22	109,000	111,537
Gilead Sciences, Inc.
2.350%, 2/1/20	76,000	77,999
4.500%, 4/1/21	54,000	60,681
4.500%, 2/1/45	63,000	69,689

		930,760

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.125%, 5/27/20	36,000	39,844
2.950%, 3/15/25	194,000	195,387
Baxter International, Inc.
0.950%, 6/1/16	50,000	50,043
5.900%, 9/1/16	73,000	78,044
4.250%, 3/15/20	36,000	39,572
2.400%, 8/15/22	75,000	72,329
Becton Dickinson and Co.
1.800%, 12/15/17	137,000	137,949
2.675%, 12/15/19	131,000	134,022
3.250%, 11/12/20	54,000	56,104
3.125%, 11/8/21	61,000	62,700
4.685%, 12/15/44	21,000	22,850
BioMed Realty LP
2.625%, 5/1/19	25,000	25,182
Boston Scientific Corp.
6.400%, 6/15/16	237,000	251,253
5.125%, 1/12/17	792,000	839,992
2.650%, 10/1/18	128,000	129,325
6.000%, 1/15/20	36,000	41,458
CareFusion Corp.
1.450%, 5/15/17	101,000	100,844
3.300%, 3/1/23	36,000	36,387
Covidien International Finance S.A.
2.950%, 6/15/23	75,000	76,291
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,380
Medtronic, Inc.
2.500%, 3/15/20§	80,000	81,627
4.450%, 3/15/20	54,000	60,010
3.125%, 3/15/22	73,000	75,712
3.150%, 3/15/22§	100,000	103,831
3.500%, 3/15/25§	100,000	104,509
4.625%, 3/15/44	109,000	121,739
St. Jude Medical, Inc.
3.250%, 4/15/23	27,000	27,552
Stryker Corp.
4.375%, 1/15/20	36,000	39,598
Zimmer Holdings, Inc.
4.625%, 11/30/19	27,000	29,641
3.550%, 4/1/25	114,000	116,325
4.250%, 8/15/35	87,000	89,860

		3,260,360

Health Care Providers & Services (0.7%)
Aetna, Inc.
3.950%, 9/1/20	64,000	69,168
4.500%, 5/15/42	61,000	67,718
4.125%, 11/15/42	31,000	32,645
AmerisourceBergen Corp.
1.150%, 5/15/17	266,000	265,146
4.875%, 11/15/19	27,000	30,095
3.250%, 3/1/25	37,000	37,485
4.250%, 3/1/45	37,000	38,903
Anthem, Inc.
1.875%, 1/15/18	290,000	291,778
2.300%, 7/15/18	150,000	152,245
4.350%, 8/15/20	118,000	129,538
3.300%, 1/15/23	145,000	147,120
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	51,711
Cigna Corp.
5.125%, 6/15/20	39,000	44,473
3.250%, 4/15/25	146,000	148,946
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	32,410
Express Scripts Holding Co.
3.125%, 5/15/16	45,000	46,095
1.250%, 6/2/17	101,000	100,699
3.900%, 2/15/22	54,000	57,316
3.500%, 6/15/24	50,000	51,573
HCA, Inc., Term Loan
2.672%, 5/1/16	1,937,500	1,934,040
Humana, Inc.
7.200%, 6/15/18	27,000	31,384
3.850%, 10/1/24	50,000	52,454
Laboratory Corp. of America Holdings
2.625%, 2/1/20	38,000	38,283
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,312
4.625%, 11/15/20	45,000	49,358
3.750%, 8/23/22	20,000	20,828
McKesson Corp.
2.700%, 12/15/22	27,000	26,762
2.850%, 3/15/23	36,000	36,012
3.796%, 3/15/24	50,000	52,752
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	51,856
4.125%, 9/15/20	45,000	48,497
Quest Diagnostics, Inc.
6.400%, 7/1/17	36,000	40,351
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	50,982
2.875%, 12/15/21	78,000	80,008
2.875%, 3/15/23	27,000	27,440
3.950%, 10/15/42	96,000	98,241

		4,458,624

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.
6.000%, 3/1/20	$36,000	$41,479
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	75,000	75,032
3.600%, 8/15/21	208,000	217,625
3.300%, 2/15/22	131,000	134,101

		468,237

Pharmaceuticals (0.7%)
AbbVie, Inc.
1.750%, 11/6/17	65,000	65,204
2.900%, 11/6/22	170,000	168,591
4.400%, 11/6/42	115,000	118,437
Actavis Funding SCS
1.300%, 6/15/17	75,000	74,462
3.000%, 3/12/20	399,000	408,017
3.800%, 3/15/25	100,000	102,930
Actavis, Inc.
6.125%, 8/15/19	22,000	25,142
3.250%, 10/1/22	36,000	35,993
Allergan, Inc.
3.375%, 9/15/20	45,000	46,444
AstraZeneca plc
5.900%, 9/15/17	36,000	40,048
Bristol-Myers Squibb Co.
4.500%, 3/1/44	80,000	90,621
Eli Lilly & Co.
5.200%, 3/15/17	54,000	58,521
2.750%, 6/1/25	10,000	10,036
3.700%, 3/1/45	25,000	25,023
GlaxoSmithKline Capital plc
2.850%, 5/8/22	118,000	119,655
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	40,672
2.800%, 3/18/23	36,000	36,189
Johnson & Johnson
5.550%, 8/15/17	54,000	59,916
2.950%, 9/1/20	36,000	38,338
2.450%, 12/5/21	25,000	25,942
Merck & Co., Inc.
1.300%, 5/18/18	30,000	30,005
2.350%, 2/10/22	700,000	702,214
2.400%, 9/15/22	27,000	26,968
2.800%, 5/18/23	62,000	63,045
2.750%, 2/10/25	750,000	747,948
3.700%, 2/10/45	541,000	541,703
Mylan, Inc.
1.350%, 11/29/16	50,000	49,858
3.125%, 1/15/23§	110,000	108,507
Novartis Capital Corp.
4.400%, 4/24/20	135,000	151,201
3.400%, 5/6/24	50,000	53,185
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	72,228
Pfizer, Inc.
1.100%, 5/15/17	50,000	50,246
6.200%, 3/15/19	45,000	52,661
3.400%, 5/15/24	50,000	52,437
4.400%, 5/15/44	59,000	64,495
Sanofi S.A.
1.250%, 4/10/18	45,000	44,992
4.000%, 3/29/21	36,000	39,495
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	110,000	115,363
2.950%, 12/18/22	36,000	35,820
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	47,194
Zoetis, Inc.
1.875%, 2/1/18	36,000	35,946
3.250%, 2/1/23	47,000	46,849

		4,722,541

Total Health Care		13,840,522

Industrials (1.3%)
Aerospace & Defense (0.1%)
Boeing Co.
2.350%, 10/30/21	62,000	62,915
General Dynamics Corp.
2.250%, 11/15/22	62,000	60,669
Honeywell International, Inc.
4.250%, 3/1/21	45,000	50,554
L-3 Communications Corp.
4.950%, 2/15/21	73,000	80,654
Lockheed Martin Corp.
2.125%, 9/15/16	45,000	45,812
3.350%, 9/15/21	45,000	47,748
2.900%, 3/1/25	26,000	26,282
3.600%, 3/1/35	49,000	48,913
4.070%, 12/15/42	51,000	53,055
Northrop Grumman Corp.
3.850%, 4/15/45	63,000	61,727
Precision Castparts Corp.
1.250%, 1/15/18	45,000	44,854
Raytheon Co.
4.400%, 2/15/20	73,000	80,203
3.150%, 12/15/24	25,000	25,863
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,351
Textron, Inc.
4.625%, 9/21/16	36,000	37,789
United Technologies Corp.
1.800%, 6/1/17	18,000	18,339
6.125%, 2/1/19	27,000	31,351
4.500%, 4/15/20	36,000	40,386
3.100%, 6/1/22	54,000	56,167

		893,632

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	36,000	43,656
4.900%, 1/15/34	131,000	147,153
4.100%, 2/1/45	78,000	78,097
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	57,377

		326,283

Airlines (0.2%)
American Airlines, Inc.
3.375%, 5/1/27	200,000	201,260
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	65,041	70,976
Series 2010-1 B
6.000%, 1/12/19	576,889	602,492
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	41,209	47,648

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2010-2 A
4.950%, 5/23/19	$49,514	$53,165
Southwest Airlines Co.
2.750%, 11/6/19	70,000	71,532
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17	34,666	38,176

		1,085,249

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	45,000	46,700
Cornell University
5.450%, 2/1/19	36,000	41,142
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	18,503
4.625%, 3/15/24	100,000	104,295
Republic Services, Inc.
5.500%, 9/15/19	27,000	30,659
5.250%, 11/15/21	36,000	41,397
3.200%, 3/15/25	105,000	105,641
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,331
3.125%, 3/1/25	47,000	47,158
3.900%, 3/1/35	54,000	55,339

		527,165

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
1.625%, 5/8/17	21,000	21,207
2.875%, 5/8/22	36,000	36,725
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	664,300	514,204

		572,136

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	27,000	27,100
2.750%, 11/2/22	188,000	188,520
Emerson Electric Co.
4.875%, 10/15/19	45,000	50,725
Rockwell Automation, Inc.
2.875%, 3/1/25	153,000	154,195
Roper Industries, Inc.
1.850%, 11/15/17	36,000	36,315

		456,855

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	50,000	50,010
Danaher Corp.
5.400%, 3/1/19	36,000	40,908
3.900%, 6/23/21	27,000	29,610
General Electric Co.
5.250%, 12/6/17	91,000	100,636
2.700%, 10/9/22	64,000	65,070
4.500%, 3/11/44	197,000	220,550
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	305,346
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	41,980
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	40,105
Pentair Finance S.A.
5.000%, 5/15/21	27,000	29,900
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	40,238

		964,353

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	91,000	92,001
3.400%, 5/15/24	35,000	36,691
4.750%, 5/15/64	121,000	133,510
Deere & Co.
2.600%, 6/8/22	91,000	91,279
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	80,576
Joy Global, Inc.
5.125%, 10/15/21	29,000	32,287
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,907
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,591
Xylem, Inc.
3.550%, 9/20/16	45,000	46,493

		577,335

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,102

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	101,998
3.000%, 3/15/23	102,000	104,129
3.400%, 9/1/24	50,000	52,110
4.150%, 4/1/45	30,000	31,197
Canadian National Railway Co.
5.550%, 3/1/19	64,000	73,231
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	43,214
CSX Corp.
6.250%, 3/15/18	54,000	61,227
4.100%, 3/15/44	47,000	48,998
Norfolk Southern Corp.
7.700%, 5/15/17	49,000	55,570
5.900%, 6/15/19	36,000	41,485
Ryder System, Inc.
2.500%, 3/1/18	21,000	21,427
2.450%, 9/3/19	205,000	206,720
Union Pacific Corp.
2.750%, 4/15/23	62,000	63,158
4.821%, 2/1/44	65,000	77,040
3.875%, 2/1/55	17,000	16,504
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	87,000	88,418

		1,086,426

Trading Companies & Distributors (0.3%)
Air Lease Corp.
5.625%, 4/1/17	100,000	106,875
3.750%, 2/1/22	61,000	60,847
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	190,551	201,269
5.250%, 5/30/23§	1,460,846	1,550,396
GATX Corp.
2.600%, 3/30/20	40,000	40,209

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
International Lease Finance Corp.
6.750%, 9/1/16§	$75,000	$79,688

		2,039,284

Total Industrials		8,564,820

Information Technology (1.2%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	56,298
2.125%, 3/1/19	121,000	123,452
3.625%, 3/4/24	75,000	80,871
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,429

		296,050

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	25,056
Avnet, Inc.
5.875%, 6/15/20	45,000	50,668
Corning, Inc.
1.450%, 11/15/17	27,000	27,009

		102,733

Internet Software & Services (0.5%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19§	250,000	249,487
3.600%, 11/28/24§	1,800,000	1,795,086
eBay, Inc.
3.250%, 10/15/20	36,000	37,155
2.600%, 7/15/22	45,000	42,982
Google, Inc.
2.125%, 5/19/16	36,000	36,688
3.625%, 5/19/21	36,000	39,178
Tencent Holdings Ltd.
2.875%, 2/11/20§	1,100,000	1,109,977

		3,310,553

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	36,000	39,769
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,992
2.000%, 4/15/18	21,000	21,078
Fiserv, Inc.
4.625%, 10/1/20	36,000	39,703
International Business Machines Corp.
5.700%, 9/14/17	136,000	151,357
7.625%, 10/15/18	91,000	109,578
1.875%, 8/1/22	91,000	86,633
MasterCard, Inc.
3.375%, 4/1/24	126,000	132,512
Western Union Co.
5.253%, 4/1/20	73,000	80,656
Xerox Corp.
6.350%, 5/15/18	54,000	60,980
3.800%, 5/15/24	50,000	50,037

		802,295

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	36,000	35,354
Intel Corp.
1.950%, 10/1/16	36,000	36,721
1.350%, 12/15/17	64,000	64,294
2.700%, 12/15/22	45,000	44,975
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,393
4.650%, 11/1/24	50,000	52,318
Texas Instruments, Inc.
2.375%, 5/16/16	45,000	45,941

		308,996

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	23,472
3.250%, 2/1/25	51,000	51,509
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,265
CA, Inc.
4.500%, 8/15/23	50,000	53,351
Microsoft Corp.
4.200%, 6/1/19	54,000	59,997
2.375%, 5/1/23	102,000	101,772
3.500%, 2/12/35	126,000	125,597
3.750%, 2/12/45	131,000	132,210
Oracle Corp.
1.200%, 10/15/17	64,000	64,234
5.750%, 4/15/18	109,000	123,371
2.800%, 7/8/21	360,000	370,562
2.500%, 10/15/22	73,000	72,868
4.300%, 7/8/34	119,000	128,862
4.300%, 7/8/34	75,000	78,901
Symantec Corp.
3.950%, 6/15/22	91,000	92,521

		1,515,492

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.050%, 5/5/17	100,000	100,447
1.000%, 5/3/18	91,000	90,403
2.100%, 5/6/19	693,000	708,756
2.150%, 2/9/22	100,000	98,783
2.400%, 5/3/23	136,000	134,081
3.450%, 2/9/45	40,000	38,097
EMC Corp.
1.875%, 6/1/18	45,000	45,481
2.650%, 6/1/20	36,000	36,969
Hewlett-Packard Co.
3.000%, 9/15/16	45,000	46,212
3.750%, 12/1/20	311,000	325,321
4.375%, 9/15/21	45,000	48,314
NetApp, Inc.
2.000%, 12/15/17	36,000	36,083
Seagate HDD Cayman
3.750%, 11/15/18	75,000	78,040

		1,786,987

Total Information Technology		8,123,106

Materials (0.5%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	97,000	97,099
4.125%, 3/15/35	28,000	27,671
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,335
4.375%, 8/21/19	36,000	39,527
Dow Chemical Co.
8.550%, 5/15/19	56,000	69,988
3.000%, 11/15/22	27,000	27,198
3.500%, 10/1/24	75,000	76,245

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.375%, 11/15/42	$26,000	$26,177
4.625%, 10/1/44	42,000	44,017
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	68,140
2.800%, 2/15/23	45,000	44,923
Eastman Chemical Co.
2.400%, 6/1/17	36,000	36,765
2.700%, 1/15/20	99,000	100,239
3.600%, 8/15/22	151,000	156,676
4.800%, 9/1/42	75,000	79,225
Ecolab, Inc.
1.450%, 12/8/17	27,000	26,952
2.250%, 1/12/20	39,000	39,180
4.350%, 12/8/21	45,000	49,503
Lubrizol Corp.
8.875%, 2/1/19	26,000	32,339
LYB International Finance B.V.
4.000%, 7/15/23	290,000	305,460
Methanex Corp.
3.250%, 12/15/19	36,000	36,823
Monsanto Co.
2.125%, 7/15/19	50,000	50,787
2.200%, 7/15/22	18,000	17,461
3.600%, 7/15/42	31,000	29,235
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	30,372
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,468
Praxair, Inc.
4.500%, 8/15/19	36,000	39,919
2.700%, 2/21/23	36,000	36,150
RPM International, Inc.
6.125%, 10/15/19	36,000	41,128
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	25,314

		1,703,316

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	45,000	48,107
5.750%, 1/15/21	45,000	52,634

		100,741

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	42,486
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,517
Rock-Tenn Co.
3.500%, 3/1/20	59,000	61,218

		141,221

Metals & Mining (0.2%)
Barrick Gold Corp.
6.950%, 4/1/19	27,000	31,561
4.100%, 5/1/23	36,000	35,449
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	46,054
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	106,637
2.875%, 2/24/22	54,000	54,792
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	48,023
Freeport-McMoRan, Inc.
2.375%, 3/15/18	27,000	26,920
4.000%, 11/14/21	136,000	132,317
3.550%, 3/1/22	64,000	59,113
3.875%, 3/15/23	50,000	46,427
5.400%, 11/14/34	109,000	99,682
Glencore Canada Corp.
5.500%, 6/15/17	41,000	43,933
Goldcorp, Inc.
2.125%, 3/15/18	36,000	36,151
3.625%, 6/9/21	35,000	35,587
Newmont Mining Corp.
5.125%, 10/1/19	36,000	39,349
3.500%, 3/15/22	109,000	105,155
Nucor Corp.
5.850%, 6/1/18	27,000	30,290
5.200%, 8/1/43	47,000	53,146
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	36,162
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	115,390
4.125%, 5/20/21	45,000	48,347
Rio Tinto Finance USA plc
2.250%, 12/14/18	45,000	45,683
2.875%, 8/21/22	45,000	44,533
Teck Resources Ltd.
4.500%, 1/15/21	36,000	36,541
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	63,529

		1,420,771

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19	73,000	91,747
3.650%, 6/15/24	60,000	61,250
4.800%, 6/15/44	104,000	106,594

		259,591

Total Materials		3,625,640

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
2.400%, 8/15/16	45,000	45,815
1.700%, 6/1/17	54,000	54,175
1.400%, 12/1/17	54,000	53,652
5.500%, 2/1/18	91,000	100,177
2.375%, 11/27/18	73,000	73,931
2.300%, 3/11/19	184,000	185,113
4.450%, 5/15/21	109,000	118,857
3.875%, 8/15/21	106,000	112,074
3.000%, 2/15/22	72,000	72,109
2.625%, 12/1/22	27,000	26,280
4.300%, 12/15/42	164,000	156,769
4.800%, 6/15/44	30,000	30,750
British Telecommunications plc
5.950%, 1/15/18	91,000	101,781
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	85,059
Orange S.A.
2.750%, 2/6/19	25,000	25,872
5.375%, 7/8/19	36,000	41,040
Qwest Corp.
6.500%, 6/1/17	45,000	49,050
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	36,000	39,767
5.134%, 4/27/20	33,000	37,193
5.462%, 2/16/21	45,000	51,340

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
1.801%, 9/15/16(l)	$400,000	$406,187
2.500%, 9/15/16	303,000	309,518
2.021%, 9/14/18(l)	100,000	103,750
3.650%, 9/14/18	475,000	504,925
2.550%, 6/17/19	50,000	51,139
2.625%, 2/21/20	289,000	293,376
4.500%, 9/15/20	514,000	566,744
3.450%, 3/15/21	160,000	167,343
4.600%, 4/1/21	91,000	100,941
2.450%, 11/1/22	36,000	34,946
5.150%, 9/15/23	175,000	200,586
4.150%, 3/15/24	100,000	107,122
4.400%, 11/1/34	231,000	235,165
3.850%, 11/1/42	246,000	222,963
4.862%, 8/21/46	110,000	115,842

		4,881,351

Wireless Telecommunication Services (0.5%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	821,040
Altice Finco S.A.
7.625%, 2/15/25§	200,000	205,500
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	443,299
5.000%, 3/30/20	1,486,000	1,683,965
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	52,205
4.100%, 10/1/23	50,000	53,263
Vodafone Group plc
5.450%, 6/10/19	54,000	61,263
2.500%, 9/26/22	110,000	105,627
2.950%, 2/19/23	45,000	44,229

		3,470,391

Total Telecommunication Services		8,351,742

Utilities (1.3%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	36,219
Arizona Public Service Co.
2.200%, 1/15/20	50,000	50,736
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	45,784
Commonwealth Edison Co.
6.150%, 9/15/17	91,000	101,781
Detroit Edison Co.
2.650%, 6/15/22	45,000	44,970
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	37,897
4.250%, 12/15/41	306,000	334,114
Duke Energy Corp.
2.150%, 11/15/16	73,000	74,439
5.050%, 9/15/19	36,000	40,637
3.750%, 4/15/24	30,000	32,178
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	20,272
5.900%, 3/1/33	45,000	58,764
Duke Energy Progress, Inc.
5.300%, 1/15/19	45,000	50,718
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	985,889
3.700%, 6/1/24	121,000	127,225
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	53,842
Florida Power & Light Co.
5.550%, 11/1/17	36,000	40,033
3.800%, 12/15/42	39,000	40,663
Georgia Power Co.
3.000%, 4/15/16	194,000	198,636
5.400%, 6/1/18	54,000	60,368
Hydro-Quebec
7.500%, 4/1/16	54,000	57,593
2.000%, 6/30/16	36,000	36,608
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	53,543
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	446,815
Kansas City Power & Light Co.
5.850%, 6/15/17	36,000	39,287
LG&E and KU Energy LLC
3.750%, 11/15/20	54,000	57,101
Nevada Power Co.
7.125%, 3/15/19	54,000	64,575
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	52,317
Northern States Power Co.
5.250%, 3/1/18	27,000	29,977
NSTAR Electric Co.
2.375%, 10/15/22	45,000	43,983
Ohio Power Co.
6.050%, 5/1/18	36,000	40,699
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	42,040
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	47,225
3.400%, 8/15/24	50,000	51,638
4.750%, 2/15/44	52,000	59,573
4.300%, 3/15/45	26,000	27,808
PacifiCorp
5.500%, 1/15/19	45,000	50,940
3.600%, 4/1/24	155,000	166,965
PECO Energy Co.
2.375%, 9/15/22	45,000	44,552
Progress Energy, Inc.
4.875%, 12/1/19	18,000	20,162
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,740
2.500%, 3/15/23	89,000	89,220
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	51,666
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,985
3.500%, 10/1/23	50,000	53,265
Southern Co.
1.950%, 9/1/16	40,000	40,605
Tampa Electric Co.
6.100%, 5/15/18	27,000	30,820
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	37,000	38,662
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	43,683
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	46,590

		4,338,802

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	$54,000	$59,767
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	39,576
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	1,800,000	1,809,000

		1,908,343

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	50,266
NRG Energy, Inc.
7.625%, 1/15/18	544,000	599,760
PSEG Power LLC
5.125%, 4/15/20	36,000	40,117
Tennessee Valley Authority
5.500%, 7/18/17	123,000	135,846
3.875%, 2/15/21	91,000	101,676
2.875%, 9/15/24	50,000	52,343
TransAlta Corp.
4.500%, 11/15/22	27,000	26,288

		1,006,296

Multi-Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	45,000	47,457
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	40,447
2.400%, 2/1/20	49,000	49,566
3.750%, 11/15/23	50,000	53,276
3.500%, 2/1/25	48,000	49,889
CMS Energy Corp.
3.875%, 3/1/24	54,000	58,176
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	40,683
7.125%, 12/1/18	36,000	43,022
Consumers Energy Co.
6.700%, 9/15/19	45,000	54,134
3.375%, 8/15/23	87,000	91,919
3.950%, 5/15/43	39,000	40,870
Dominion Resources, Inc.
1.950%, 8/15/16	245,000	247,688
1.250%, 3/15/17	100,000	100,277
2.500%, 12/1/19	113,000	115,094
2.750%, 9/15/22	45,000	44,816
5.750%, 10/1/54(l)	50,000	53,375
DTE Energy Co.
2.400%, 12/1/19	34,000	34,453
3.500%, 6/1/24	141,000	146,478
NiSource Finance Corp.
6.400%, 3/15/18	36,000	40,895
3.850%, 2/15/23	90,000	95,195
PG&E Corp.
2.400%, 3/1/19	74,000	74,658
Sempra Energy
9.800%, 2/15/19	64,000	82,654
2.875%, 10/1/22	57,000	56,508

		1,661,530

Total Utilities		8,914,971

Total Corporate Bonds		142,458,613

Government Securities (60.6%)
Agency ABS (0.4%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18	325,375	354,845
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24	60,239	64,938
Series 2004-20C 1
4.340% 3/1/24	429,007	452,609
Series 2005-20B 1
4.625% 2/1/25	42,547	45,401
Series 2008-20A 1
5.170% 1/1/28	148,928	165,858
Series 2008-20C 1
5.490% 3/1/28	571,096	640,616
Series 2008-20G 1
5.870% 7/1/28	560,293	635,760

		2,360,027

Agency CMO (24.1%)
Federal Home Loan Mortgage Corp.
6.000% 2/1/17	6,880	7,143
6.000% 3/1/17	390	405
6.500% 3/1/17	2,282	2,369
6.000% 4/1/17	5,268	5,489
6.000% 5/1/17	174	182
4.879% 5/19/17	1,268,933	1,346,771
6.000% 7/1/17	1,014	1,062
6.000% 8/1/17	2,950	3,091
5.500% 11/1/17	2,648	2,767
3.490% 1/25/24	25,000	27,170
1.200% 3/25/24 IO(l)	955,220	81,818
3.171% 10/25/24	61,000	64,719
2.375% 11/1/31(l)	3,081	3,278
2.352% 4/1/36(l)	72,560	77,277
4.500% 2/1/39	68,256	74,450
5.500% 6/1/41	124,715	139,870
5.000% 11/1/41	300,000	333,445
3.500% 4/1/42	88,422	93,545
3.500% 8/1/42	47,396	50,342
3.000% 1/1/43	91,614	93,893
3.500% 2/1/43	95,103	100,999
3.000% 3/1/43	97,171	99,422
3.000% 4/1/43	648,919	663,646
3.000% 7/1/43	469,386	481,066
3.000% 8/1/43	275,679	281,935
3.500% 8/1/43	93,192	98,984
4.500% 9/1/43	241,071	263,096
4.500% 11/1/43	139,417	152,155
3.500% 12/1/43	76,370	81,105
3.500% 1/1/44	22,748	24,151
4.500% 2/1/44	98,359	107,254
4.000% 4/1/44	100,000	108,332
4.500% 7/1/44	62,706	68,396
4.000% 8/1/44	145,179	157,502
4.500% 10/1/44	38,891	42,456
3.000% 1/1/45	6,945,883	7,092,669
4.000% 1/1/45	397,869	426,108
2.500% 4/15/30 TBA	500,000	512,754
3.000% 4/15/30 TBA	300,000	314,121
3.500% 4/15/45 TBA	180,000	188,705
5.000% 4/15/45 TBA	300,000	332,625

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
3.500% 5/15/45 TBA	$300,000	$313,770
4.000% 5/15/45 TBA	600,000	639,937
4.500% 5/15/45 TBA	500,000	543,906
Federal National Mortgage Association
7.000% 4/1/16	550	559
5.500% 2/1/17	2,390	2,471
5.500% 6/1/17	894	929
3.922% 2/25/18 IO(l)	1,619,860	145,766
4.000% 4/1/23	1,568	1,671
5.000% 2/1/24(l)	204	221
2.723% 10/25/24	63,000	64,190
4.000% 9/1/25	59,581	63,794
4.000% 1/1/26	106,593	114,163
4.000% 4/1/26	29,857	32,042
3.500% 7/1/26	379,811	405,537
4.000% 7/1/26	140,754	150,618
4.000% 8/1/26	70,077	74,988
2.340% 1/1/28(l)	24,607	25,899
3.500% 10/1/28	440,533	470,785
3.500% 2/1/29	89,865	96,036
3.000% 4/1/29	92,814	97,668
3.500% 4/1/29	187,974	200,883
3.000% 5/1/29	93,541	98,638
3.000% 6/1/29	94,144	99,068
3.500% 8/1/29	295,491	315,783
3.000% 9/1/29	94,136	99,075
3.500% 9/1/29	99,093	105,898
3.500% 12/1/29	388,187	416,179
5.000% 2/1/33	129,479	144,551
1.921% 3/1/33(l)	28,289	29,270
5.000% 4/1/33	2,944	3,286
5.000% 7/1/33	5,206	5,813
5.310% 8/25/33	11,640	11,666
5.000% 9/1/33	24,369	27,225
5.000% 11/1/33	290,860	324,980
5.500% 11/15/33	4,528,965	5,081,225
5.000% 12/1/33	10,462	11,687
5.000% 2/1/34	2,997	3,349
6.000% 2/1/34	65,191	75,129
5.000% 3/1/34	2,886	3,224
3.000% 5/25/34	3,980,216	4,092,083
5.000% 7/1/34	47,267	52,888
6.500% 7/25/34	4,435	4,511
6.000% 8/1/34	37,254	42,810
3.000% 9/1/34	4,532,400	4,694,574
5.000% 10/1/34	67,421	75,304
3.500% 12/1/34	4,362,070	4,606,585
5.000% 2/1/35	272,630	304,798
5.500% 2/1/35	177,465	200,791
6.000% 4/1/35	581,914	670,149
5.000% 7/1/35	96,654	108,146
5.000% 9/1/35	329,470	368,052
5.000% 10/1/35	125,101	139,768
5.500% 12/1/35	111,414	126,059
2.179% 1/1/36(l)	604,838	642,701
5.000% 4/1/36	273,971	306,265
5.000% 8/1/36	35,588	39,820
5.000% 7/1/37	23,943	26,747
6.000% 2/1/38	28,733	32,941
6.000% 3/1/38	11,322	13,054
6.000% 5/1/38	35,818	41,160
6.000% 10/1/38	10,595	12,182
6.000% 12/1/38	15,835	18,214
4.000% 6/1/39	30,835	33,017
4.500% 7/1/39	526,746	580,716
5.500% 9/1/39	92,212	104,074
4.500% 1/1/40	46,933	51,265
6.500% 5/1/40	485,521	559,670
4.500% 7/1/40	109,821	120,027
4.500% 8/1/40	166,896	182,405
4.000% 9/1/40	170,120	182,347
4.000% 10/1/40	89,454	96,401
2.379% 12/1/40(l)	12,458	13,247
4.000% 12/1/40	1,960,959	2,109,505
4.500% 3/1/41	86,412	94,578
5.500% 4/1/41	19,620	22,175
4.500% 5/1/41	5,437	6,002
3.340% 6/1/41(l)	85,239	90,376
4.500% 7/1/41	20,634	22,617
5.000% 7/1/41	24,974	27,881
5.000% 8/1/41	15,763	17,573
3.497% 9/1/41(l)	60,279	63,758
4.500% 9/1/41	51,136	56,176
4.500% 10/1/41	192,799	211,016
4.000% 7/1/42	180,037	196,522
4.500% 8/1/42	52,332	57,310
4.500% 9/1/42	388,490	424,350
3.500% 10/1/42	95,513	101,629
3.000% 12/1/42	99,099	101,871
3.000% 1/1/43	92,670	95,262
3.000% 2/1/43	388,125	399,418
3.500% 2/1/43	94,180	99,754
3.000% 3/1/43	752,698	772,002
3.500% 3/1/43	97,221	102,959
3.000% 4/1/43	532,249	546,267
3.000% 5/1/43	729,891	750,136
3.000% 6/1/43	128,874	132,573
3.500% 6/1/43	90,024	95,338
3.500% 7/1/43	197,561	209,690
3.500% 8/1/43	272,344	288,489
4.500% 9/1/43	909,538	994,468
4.500% 10/1/43	86,651	94,703
3.000% 10/15/43	4,750,540	4,860,977
3.500% 12/1/43	92,424	98,342
4.500% 12/1/43	88,862	97,120
4.500% 1/1/44	185,726	204,404
4.500% 3/1/44	167,701	183,181
3.000% 3/15/44	4,193,793	3,968,100
4.000% 5/1/44	98,861	107,017
3.500% 7/1/44	98,880	104,670
3.500% 8/1/44	193,775	205,768
3.000% 10/1/44	3,948,248	4,042,635
3.500% 12/1/44	4,532,812	4,689,159
3.000% 1/15/45	4,020,025	3,786,739
3.500% 2/1/45	10,348,442	10,705,383
2.500% 2/15/45	6,012,500	5,276,528
2.500% 4/25/30 TBA	700,000	718,976
3.000% 4/25/30 TBA	1,500,000	1,572,422
4.500% 4/25/30 TBA	900,000	942,328
2.500% 5/25/30 TBA	600,000	615,047
3.000% 4/25/45 TBA	9,790,000	9,941,837
3.500% 4/25/45 TBA	12,985,000	13,641,352
4.000% 4/25/45 TBA	3,779,000	4,040,873
4.500% 4/25/45 TBA	750,000	818,203
5.500% 4/25/45 TBA	600,000	675,750
3.000% 5/25/45 TBA	3,000,000	3,060,234
3.500% 5/25/45 TBA	2,000,000	2,096,016
4.000% 5/25/45 TBA	6,000,000	6,405,469

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
6.000% 5/25/45 TBA		$900,000	$1,025,156
Government National Mortgage Association
1.625% 7/20/27(l)		1,455	1,496
6.500% 6/20/32		18,940	21,784
5.500% 4/15/33		2,517	2,884
5.000% 12/15/38		19,512	21,967
5.000% 7/15/39		62,083	69,445
5.000% 10/20/39		23,994	26,840
4.000% 10/20/40		12,603	13,542
5.000% 12/15/40		76,212	85,251
4.000% 12/20/40		149,706	160,864
4.000% 1/20/41		108,862	116,976
4.500% 5/20/41		724,008	795,136
4.500% 6/20/41		72,931	79,446
4.500% 7/20/41		48,809	53,169
4.500% 2/15/42		686,760	757,073
6.074% 2/20/43 IO(l)		6,102,327	1,047,340
5.974% 8/20/43 IO(l)		6,569,677	1,091,364
5.924% 2/20/44 IO(l)		6,313,700	942,249
4.000% 11/20/44		617,891	659,478
4.000% 12/20/44		788,436	841,502
3.500% 1/20/45		5,904,772	6,132,659
4.000% 2/20/45		1,652,608	1,854,155
3.500% 3/20/45		1,200,000	1,264,687
0.946% 2/16/53 IO(l)		689,747	49,589
3.000% 4/15/45 TBA		2,810,000	2,893,894
3.500% 4/15/45 TBA		2,500,000	2,632,188
4.000% 4/15/45 TBA		575,000	615,367
4.500% 4/15/45 TBA		1,000,000	1,086,406
5.000% 4/15/45 TBA		1,050,000	1,155,488
5.500% 4/15/45 TBA		400,000	451,750
3.000% 5/15/45 TBA		400,000	411,063

			160,254,353

Foreign Governments (2.7%)
Bundesrepublik Deutschland
4.250% 7/4/39	EUR	700,000	1,383,221
4.750% 7/4/40		100,000	213,446
2.500% 7/4/44		100,000	162,980
2.500% 8/15/46		200,000	330,611
Canadian Government Bond
0.875% 2/14/17		$65,000	65,217
1.125% 3/19/18		100,000	100,426
1.625% 2/27/19		50,000	50,742
Eksportfinans ASA
2.000% 9/15/15		935,000	927,987
2.375% 5/25/16		290,000	290,725
5.500% 5/25/16		109,000	113,088
2.875% 11/16/16	CHF	35,000	36,934
5.500% 6/26/17		$254,000	270,510
Export Development Canada
1.250% 10/26/16		91,000	91,974
0.875% 1/30/17		50,000	50,165
Export-Import Bank of Korea
4.000% 1/29/21		545,000	590,940
Federative Republic of Brazil
4.250% 1/7/25		765,000	748,553
FMS Wertmanagement AoeR
1.125% 10/14/16		200,000	201,554
France Government Bond OAT
0.500% 5/25/25	EUR	100,000	107,761
3.250% 5/25/45(m)		100,000	166,883
Hellenic Railways Organization S.A.
4.028% 3/17/17		100,000	75,623
Italy Buoni Poliennali Del Tesoro
2.350% 9/15/19(m)		564,334	684,149
2.100% 9/15/21(m)		202,171	251,051
Japan Bank for International Cooperation
2.250% 7/13/16		$182,000	185,773
Japan Finance Organization for Municipalities
5.000% 5/16/17		100,000	108,296
Korea Development Bank
3.500% 8/22/17		200,000	208,586
4.625% 11/16/21		50,000	56,386
Province of British Columbia
2.100% 5/18/16		54,000	54,966
Province of Manitoba
4.900% 12/6/16		91,000	97,256
Province of New Brunswick
2.750% 6/15/18		45,000	46,784
Province of Nova Scotia
5.125% 1/26/17		45,000	48,671
Province of Ontario
1.600% 9/21/16		50,000	50,661
1.100% 10/25/17		45,000	45,043
2.000% 9/27/18		50,000	51,133
4.000% 10/7/19		136,000	150,177
4.400% 4/14/20		45,000	50,774
2.450% 6/29/22		45,000	45,937
3.200% 5/16/24		87,000	92,958
Province of Quebec
3.500% 7/29/20		91,000	98,937
2.625% 2/13/23		102,000	104,809
Republic of Chile
3.875% 8/5/20		91,000	99,531
Republic of Colombia
4.000% 2/26/24		605,000	623,755
Republic of Italy
5.250% 9/20/16		136,000	144,059
Republic of Korea
7.125% 4/16/19		91,000	109,923
Republic of Peru
8.375% 5/3/16		36,000	38,610
7.125% 3/30/19		36,000	43,020
7.350% 7/21/25		200,000	272,000
Republic of Philippines
4.000% 1/15/21		136,000	148,920
Republic of Poland
6.375% 7/15/19		136,000	160,076
5.125% 4/21/21		45,000	51,708
4.000% 1/22/24		75,000	82,224
Republic of Slovenia
4.125% 2/18/19(m)		3,800,000	4,013,430
5.500% 10/26/22(m)		1,000,000	1,150,000
Republic of South Africa
4.665% 1/17/24		100,000	105,875
Republic of Turkey
7.500% 7/14/17		182,000	202,248
5.625% 3/30/21		200,000	218,000
Republic of Uruguay
8.000% 11/18/22		45,000	59,288
State of Israel
5.500% 11/9/16		41,000	44,024
Svensk Exportkredit AB
1.750% 5/30/17		75,000	76,313
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	10,795	16,402

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
United Mexican States
5.625% 1/15/17		$46,000	$49,393
3.625% 3/15/22		192,000	199,392
4.000% 10/2/23		931,000	984,998
8.000% 12/7/23	MXN	7,200,000	539,286

			17,844,162

Municipal Bonds (2.3%)
California State University, Systemwide Revenue Bonds, Series A, AMBAC
5.000% 11/1/30		$110,000	110,410
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43		230,000	269,719
5.500% 6/15/43		270,000	319,064
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		290,000	317,266
4.325% 11/1/21		470,000	522,696
4.525% 11/1/22		655,000	739,986
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42		25,000	35,736
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		1,340,000	1,532,933
5.841% 8/1/21		145,000	169,704
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		255,000	294,168
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		145,000	165,945
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20		50,000	51,389
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57		35,000	46,721
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814% 11/15/40		45,000	63,402
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		1,595,000	1,754,452
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40		419,000	629,539
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960% 8/1/46		40,000	48,588
New York City Municipal Water Finance Authority
5.882% 6/15/44		45,000	60,911
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		750,000	964,680
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		545,000	635,170
5.435% 5/15/23		715,000	852,824
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		1,485,000	1,901,988
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16		15,000	15,781
5.750% 3/1/17		36,000	39,182
6.200% 3/1/19		36,000	41,574
6.200% 10/1/19		36,000	42,499
7.550% 4/1/39		1,300,000	2,037,204
State of Illinois, General Obligation Bonds, Series 2011
5.665% 3/1/18		55,000	60,219
5.100% 6/1/33		200,000	202,300
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		363,000	481,309
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34		655,000	758,346
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389% 3/15/40		45,000	57,487
University of California, General Revenue Bonds, Series 2012-AD
4.858% 5/15/12		45,000	47,694

			15,270,886

Supranational (0.7%)
African Development Bank
0.750% 10/18/16		50,000	50,098
Asian Development Bank
1.125% 3/15/17		64,000	64,491
1.750% 9/11/18		100,000	101,594
1.875% 10/23/18		45,000	45,907
1.375% 3/23/20		27,000	26,812
2.125% 11/24/21		50,000	51,079
1.875% 2/18/22		100,000	100,378
Corp. Andina de Fomento
8.125% 6/4/19		45,000	55,969
Council of Europe Development Bank
1.500% 6/19/17		45,000	45,573
1.000% 3/7/18		64,000	63,758
European Bank for Reconstruction & Development
1.375% 10/20/16		36,000	36,419
1.000% 2/16/17		54,000	54,246
0.750% 9/1/17		27,000	26,896
1.625% 4/10/18		50,000	50,685
1.000% 6/15/18		36,000	35,775
1.500% 3/16/20		27,000	26,905
European Investment Bank
2.500% 5/16/16		273,000	279,185
0.500% 8/15/16		182,000	181,878
1.125% 12/15/16		50,000	50,391
4.875% 1/17/17		91,000	97,754
0.875% 4/18/17		50,000	50,099
1.000% 8/17/17		50,000	50,153
1.125% 9/15/17		91,000	91,481
1.000% 12/15/17		82,000	82,094
1.000% 6/15/18		136,000	135,579
1.875% 3/15/19		75,000	76,616
1.750% 6/17/19		125,000	127,380
1.625% 3/16/20		100,000	100,507
2.875% 9/15/20		91,000	97,003
4.000% 2/16/21		91,000	102,758

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
2.500% 4/15/21	$50,000	$52,295
3.250% 1/29/24	50,000	55,160
1.875% 2/10/25	100,000	98,290
Inter-American Development Bank
1.375% 10/18/16	107,000	108,253
0.875% 11/15/16	100,000	100,409
4.250% 9/10/18	136,000	149,812
1.375% 7/15/20	91,000	89,949
2.125% 11/9/20	50,000	51,257
3.000% 2/21/24	75,000	80,919
2.125% 1/15/25	100,000	100,515
International Bank for Reconstruction & Development
5.000% 4/1/16	27,000	28,235
0.500% 4/15/16	91,000	91,083
0.500% 5/16/16	100,000	100,075
1.000% 9/15/16	50,000	50,351
0.625% 10/14/16	50,000	50,043
0.750% 12/15/16	75,000	75,161
0.875% 4/17/17	91,000	91,236
1.375% 4/10/18	50,000	50,383
1.875% 3/15/19	75,000	76,616
1.875% 10/7/19	125,000	127,433
2.125% 11/1/20	75,000	77,061
2.125% 2/13/23	68,000	68,809
International Finance Corp.
0.625% 11/15/16	125,000	125,049
1.000% 4/24/17	91,000	91,408
2.125% 11/17/17	91,000	93,699
0.875% 6/15/18	45,000	44,656
Nordic Investment Bank
0.500% 4/14/16	100,000	99,992
1.125% 3/19/18	200,000	200,777

		4,788,389

U.S. Government Agencies (1.3%)
Federal Farm Credit Bank
0.450% 7/12/16	91,000	90,941
5.125% 8/25/16	125,000	132,962
4.875% 1/17/17	153,000	164,706
Federal Home Loan Bank
2.875% 6/12/15	4,000	4,020
1.630% 8/20/15	2,000	2,009
5.625% 6/13/16	182,000	193,072
0.500% 9/28/16	75,000	75,053
0.625% 11/23/16	100,000	100,103
4.750% 12/16/16	92,000	98,534
0.625% 12/28/16	125,000	125,174
5.250% 6/5/17	242,000	265,297
1.000% 6/21/17	65,000	65,368
1.050% 7/26/17	180,000	180,023
5.000% 11/17/17	355,000	393,708
1.350% 2/13/18	100,000	100,144
1.200% 5/24/18	125,000	124,684
1.875% 2/13/20	150,000	150,098
4.125% 3/13/20	271,000	304,499
Federal Home Loan Mortgage Corp.
0.500% 5/13/16	175,000	175,234
0.500% 5/27/16	250,000	250,097
5.500% 7/18/16	182,000	193,897
0.580% 8/26/16	100,000	100,060
5.125% 10/18/16	102,000	109,262
5.000% 2/16/17	136,000	147,067
0.875% 2/22/17	75,000	75,448
1.000% 3/8/17	182,000	183,184
1.020% 5/26/17	100,000	100,136
1.250% 12/5/17	100,000	100,181
0.750% 1/12/18	91,000	90,598
0.875% 3/7/18	182,000	181,555
4.875% 6/13/18	273,000	306,144
3.750% 3/27/19	61,000	66,880
1.750% 5/30/19	136,000	138,269
2.000% 7/30/19	36,000	36,990
1.250% 10/2/19	136,000	135,101
1.375% 5/1/20	91,000	90,465
2.375% 1/13/22	230,000	237,652
Federal National Mortgage Association
0.375% 7/5/16	125,000	124,873
1.250% 9/28/16	100,000	101,118
1.375% 11/15/16	182,000	184,412
4.875% 12/15/16	373,000	400,270
5.375% 6/12/17	364,000	400,759
0.875% 8/28/17	182,000	182,364
0.875% 10/26/17	182,000	182,291
0.900% 11/7/17	91,000	90,948
0.875% 12/20/17	136,000	135,935
1.000% 12/28/17	45,000	44,772
0.875% 2/8/18	182,000	181,001
1.200% 2/28/18	91,000	91,037
1.875% 9/18/18	100,000	102,582
1.625% 11/27/18	75,000	76,144
1.750% 1/30/19	36,000	36,702
1.700% 10/4/19	54,000	54,025
1.500% 10/9/19	91,000	90,507
1.750% 11/26/19	100,000	101,344
2.250% 10/17/22	45,000	44,666
2.200% 10/25/22	36,000	35,568
2.500% 3/27/23	182,000	181,627
2.625% 9/6/24	82,000	85,016
Financing Corp.
10.700% 10/6/17	110,000	137,056
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	25,906
(Zero Coupon), 10/15/18 STRIPS	27,000	25,757

		8,405,295

U.S. Treasuries (29.1%)
U.S. Treasury Bonds
7.500% 11/15/16	309,000	344,114
8.875% 8/15/17	748,000	892,494
8.500% 2/15/20	546,000	730,771
7.875% 2/15/21	182,000	247,120
2.000% 1/15/26 TIPS	1,114,268	1,321,485
2.375% 1/15/27 TIPS	798,243	984,710
6.125% 11/15/27	200,000	289,183
1.750% 1/15/28 TIPS	3,963,620	4,638,331
2.500% 1/15/29 TIPS	1,136,643	1,452,881
3.875% 4/15/29 TIPS	582,442	856,160
6.250% 5/15/30	5,400,000	8,202,832
4.250% 5/15/39	100,000	132,098
4.375% 11/15/39	300,000	404,238
4.625% 2/15/40	300,000	418,840
4.375% 5/15/40	200,000	270,293
0.750% 2/15/42 TIPS	382,477	386,851
3.750% 11/15/43	100,000	124,875
1.375% 2/15/44 TIPS	701,946	1,391,010
3.125% 8/15/44	1,200,000	1,344,539
2.500% 2/15/45	6,032,400	5,978,321

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.250% 5/15/16	$601,000	$600,431
0.375% 5/31/16	875,000	875,273
1.750% 5/31/16	911,000	925,795
3.250% 5/31/16	546,000	564,422
0.500% 6/15/16	1,000,000	1,001,641
0.500% 6/30/16	875,000	876,436
0.625% 7/15/16	550,000	551,654
1.500% 7/31/16	1,457,000	1,478,058
0.625% 8/15/16	600,000	601,688
0.500% 8/31/16	500,000	500,566
0.875% 9/15/16	500,000	503,125
0.500% 9/30/16	500,000	500,427
1.000% 9/30/16	728,000	734,111
3.000% 9/30/16	911,000	945,803
0.625% 10/15/16	1,000,000	1,002,515
0.375% 10/31/16	725,000	723,956
3.125% 10/31/16	911,000	949,366
0.625% 11/15/16	750,000	751,827
0.500% 11/30/16	750,000	750,256
0.875% 11/30/16	700,000	704,505
0.625% 12/15/16	500,000	501,077
0.625% 12/31/16	525,000	526,210
0.875% 12/31/16	911,000	917,054
0.750% 1/15/17	500,000	502,065
0.500% 1/31/17	450,000	449,912
0.875% 1/31/17	364,000	366,305
3.125% 1/31/17	911,000	954,055
0.500% 2/28/17	550,000	549,595
0.875% 2/28/17	911,000	916,591
0.750% 3/15/17	600,000	602,320
0.500% 3/31/17	10,325,000	10,313,304
1.000% 3/31/17	1,275,000	1,285,758
0.875% 4/15/17	500,000	502,979
3.125% 4/30/17	728,000	765,929
4.500% 5/15/17	637,000	689,192
2.750% 5/31/17	1,093,000	1,142,633
0.875% 6/15/17	825,000	829,351
0.875% 7/15/17	150,000	150,732
0.500% 7/31/17	1,093,000	1,088,816
4.750% 8/15/17	580,000	635,423
0.625% 8/31/17	911,000	909,221
1.875% 8/31/17	1,002,000	1,029,887
1.000% 9/15/17	625,000	629,199
0.625% 9/30/17	455,000	453,756
1.875% 9/30/17	637,000	654,785
0.875% 10/15/17	400,000	401,281
0.750% 10/31/17	728,000	727,772
1.875% 10/31/17	911,000	936,889
0.875% 11/15/17	500,000	501,240
4.250% 11/15/17	209,000	227,806
0.625% 11/30/17	728,000	724,787
1.000% 12/15/17	400,000	402,070
0.750% 12/31/17	728,000	726,472
2.750% 12/31/17	637,000	670,492
0.875% 1/15/18	400,000	400,344
0.875% 1/31/18	728,000	728,512
1.000% 2/15/18	300,000	301,151
3.500% 2/15/18	546,000	586,822
0.750% 2/28/18	364,000	362,695
1.000% 3/15/18#	10,385,000	10,420,698
0.750% 3/31/18	455,000	452,867
0.625% 4/30/18	364,000	360,587
2.625% 4/30/18	227,000	238,707
1.000% 5/31/18	546,000	546,512
2.375% 5/31/18	364,000	380,024
1.375% 6/30/18	562,000	568,849
2.250% 7/31/18	182,000	189,314
4.000% 8/15/18	328,000	360,774
1.375% 9/30/18	601,000	607,198
1.250% 10/31/18	1,000,000	1,005,273
3.750% 11/15/18	728,000	796,591
1.250% 11/30/18	500,000	502,349
1.375% 12/31/18	546,000	550,650
1.500% 12/31/18	175,000	177,283
1.250% 1/31/19	364,000	365,230
1.500% 1/31/19	375,000	379,808
2.750% 2/15/19	911,000	964,975
1.500% 2/28/19	500,000	506,050
1.500% 3/31/19	225,000	227,755
1.250% 4/30/19	273,000	273,280
1.625% 4/30/19	500,000	508,086
1.500% 5/31/19	850,000	859,064
1.000% 6/30/19	546,000	540,380
1.625% 6/30/19	500,000	507,749
1.625% 7/31/19	500,000	507,378
1.000% 8/31/19	364,000	359,336
1.625% 8/31/19	600,000	608,619
1.000% 9/30/19	546,000	538,482
1.750% 9/30/19	550,000	560,490
1.250% 10/31/19	546,000	544,438
1.500% 10/31/19	600,000	604,611
3.375% 11/15/19	915,000	998,941
1.500% 11/30/19	625,000	629,633
1.125% 12/31/19	1,093,000	1,082,123
1.625% 12/31/19	250,000	253,135
1.250% 1/31/20	750,000	745,942
1.375% 1/31/20	546,000	546,683
3.625% 2/15/20	1,230,000	1,362,249
1.250% 2/29/20	546,000	543,030
1.375% 2/29/20	3,598,100	3,598,522
1.125% 3/31/20	364,000	359,560
1.375% 3/31/20	8,110,000	8,110,000
1.125% 4/30/20	182,000	179,588
3.500% 5/15/20	900,000	992,804
2.625% 8/15/20	2,329,000	2,467,535
2.125% 8/31/20	1,000,000	1,033,955
2.000% 9/30/20	750,000	770,193
1.750% 10/31/20	700,000	708,976
2.625% 11/15/20	1,822,000	1,929,968
2.000% 11/30/20	600,000	615,381
2.375% 12/31/20	7,100,000	7,426,018
2.125% 1/31/21	750,000	773,613
2.000% 2/28/21	1,000,000	1,024,062
2.250% 3/31/21	500,000	518,945
2.250% 4/30/21	5,100,000	5,292,147
3.125% 5/15/21	2,022,000	2,200,505
2.000% 5/31/21	1,100,000	1,124,557
2.250% 7/31/21	450,000	466,501
2.125% 8/15/21	1,002,000	1,031,042
2.000% 8/31/21	400,000	408,375
2.000% 10/31/21	4,300,000	4,387,050
2.000% 11/15/21	637,000	650,113
1.875% 11/30/21	825,000	834,998
2.125% 12/31/21	500,000	513,950
1.500% 1/31/22	300,000	295,995
2.000% 2/15/22	802,000	818,291
1.750% 2/28/22	2,890,000	2,897,366

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
1.750% 3/31/22	$1,460,000	$1,463,422
1.750% 5/15/22	728,000	729,642
0.125% 7/15/22 TIPS	813,024	821,632
1.625% 8/15/22	378,000	374,796
1.625% 11/15/22	650,000	643,456
2.000% 2/15/23	1,000,000	1,015,869
1.750% 5/15/23	1,033,000	1,026,927
2.500% 8/15/23	875,000	920,527
2.750% 11/15/23	1,000,000	1,072,090
2.750% 2/15/24	837,000	896,636
2.500% 5/15/24	1,137,000	1,193,961
0.125% 7/15/24 TIPS	11,072,813	11,076,681
2.375% 8/15/24	1,100,000	1,143,173
2.250% 11/15/24	1,075,000	1,104,867
0.250% 1/15/25	384,817	387,887
2.000% 2/15/25	4,693,000	4,720,865

		193,215,067

Total Government Securities		402,138,179

Total Long-Term Debt Securities (99.6%) (Cost $663,354,726)		661,726,061

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.4%)
Banks (0.4%)
Wells Fargo & Co.
7.500%	2,000	2,446,000

Total Convertible Preferred Stocks (0.4%) (Cost $2,000,000)		2,446,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.2%)
Federal Home Loan Bank
0.03%, 4/17/15 (o)(p)	$1,700,000	1,699,979
0.03%, 4/24/15 (o)(p)	9,100,000	9,099,841
0.03%, 5/20/15 (o)(p)	1,400,000	1,399,937
0.03%, 5/21/15 (o)(p)	900,000	899,958
0.03%, 5/22/15 (o)(p)	100,000	99,995
0.04%, 6/3/15 (o)(p)	100,000	99,993
0.04%, 6/5/15 (o)(p)	1,200,000	1,199,914

Total Government Securities		14,499,617

Total Short-Term Investments (2.2%) (Cost $14,499,306)		14,499,617

Total Investments Before Securities Sold Short (102.2%) (Cost $679,854,032)		678,671,678

SECURITIES SOLD SHORT:
Agency CMO (-0.7%)
Federal Home Loan Mortgage Corp.
3.000%, 4/15/45 TBA	(595,000)	(607,086)
Federal National Mortgage Association
3.500%, 4/25/30 TBA	(842,000)	(893,178)
4.000%, 4/25/30 TBA	(400,000)	(422,437)
4.500%, 5/25/45 TBA	(1,250,000)	(1,360,156)
5.000%, 5/25/45 TBA	(700,000)	(777,274)
Government National Mortgage Association
4.500%, 4/15/45 TBA	(500,000)	(551,328)

Total Securities Sold Short (-0.7%) (Proceeds Received $4,599,039)		(4,611,459)

Total Investments after Securities Sold Short (101.5%) (Cost $675,254,993)		674,060,219
Other Assets Less Liabilities (-1.5%)		(10,013,863)

Net Assets (100%)		$664,046,356

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

*	Non-income producing.

†	Securities (totaling $300,732 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2015, the market value of these securities amounted to $71,649,686 or 10.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $431,478.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2015, the market value of these securities amounted to $13,775,652 or 2.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2015.

(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security

AMBAC	—	Insured by American Municipal Bond Assurance Corp.

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

IO	—	Interest Only

MXN	—	Mexican Peso

PIK	—	Payment-in Kind Security

PO	—	Principal Only

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	40	June-15	$5,131,023	$5,156,250	$25,227
2 Year U.S. Treasury Notes	23	June-15	5,029,061	5,040,594	11,533
Euro-Bund	43	June-15	7,249,417	7,340,387	90,970
U.S. Long Bond	36	June-15	5,839,546	5,899,500	59,954

					$187,684

Sales
10 Year U.S. Treasury Notes	75	June-15	$9,641,587	$9,667,969	$(26,382)
2 Year U.S. Treasury Notes	54	June-15	11,793,886	11,834,438	(40,552)
5 Year U.S. Treasury Notes	202	June-15	24,049,330	24,282,609	(233,279)
90 Day Eurodollar	112	March-16	27,687,295	27,764,800	(77,505)
90 Day Eurodollar	33	December-16	8,115,463	8,134,087	(18,624)
Euro-BTP	2	June-15	298,645	302,317	(3,672)
U.S. Ultra Bond	2	June-15	335,248	339,750	(4,502)

					$(404,516)

					$(216,832)

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	571	$434,903	$450,300	$(15,397)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Bank of America	559	425,762	424,494	1,268
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Citibank N.A.	737	561,336	568,062	(6,726)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	HSBC Bank plc	4,436	1,390,039	1,510,000	(119,961)
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Goldman Sachs & Co.	34	36,568	36,172	396
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	2,792	3,004,013	3,184,139	(180,126)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	118	126,960	130,549	(3,589)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	2,192	2,358,451	2,490,344	(131,893)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	178	191,517	203,125	(11,608)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	225	242,086	251,402	(9,316)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	4,626	4,977,279	5,259,549	(282,270)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	434,000	3,618,627	3,630,859	(12,232)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Goldman Sachs & Co.	144,900	1,208,154	1,197,085	11,069
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	JPMorgan Chase Bank	237,700	1,981,907	2,002,217	(20,310)

					$(780,695)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/2/15	Citibank N.A.	2,018	$1,567,971	$1,537,010	$30,961
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Bank of America	68	22,000	21,186	814

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Goldman Sachs & Co.	399	$132,000	$125,094	$6,906
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	Goldman Sachs & Co.	1,519	480,000	476,097	3,903
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	JPMorgan Chase Bank	71	23,000	22,171	829
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	JPMorgan Chase Bank	2,329	757,000	729,711	27,289
Brazilian Real vs. U.S. Dollar, expiring 4/2/15	JPMorgan Chase Bank	56	18,000	17,625	375
British Pound vs. U.S. Dollar, expiring 4/2/15	Goldman Sachs & Co.	292	449,490	433,153	16,337
British Pound vs. U.S. Dollar, expiring 4/7/15	Bank of America	1,474	2,221,672	2,186,458	35,214
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Citibank N.A.	1,407	1,623,678	1,513,267	110,411
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Citibank N.A.	395	429,034	424,833	4,201
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Citibank N.A.	1,103	1,237,832	1,186,307	51,525
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Deutsche Bank AG	383	429,259	411,927	17,332
European Union Euro vs. U.S. Dollar, expiring 4/21/15	JPMorgan Chase Bank	34	37,320	36,568	752
European Union Euro vs. U.S. Dollar, expiring 4/21/15	Morgan Stanley	50	55,635	53,454	2,181
European Union Euro vs. U.S. Dollar, expiring 4/21/15	UBS AG	40	45,166	43,021	2,145
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	1,099	1,185,445	1,182,453	2,992
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Bank of America	562	611,085	604,676	6,409
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Citibank N.A.	822	868,867	884,419	(15,552)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Citibank N.A.	424	449,532	456,197	(6,665)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	20,778	23,773,356	22,355,794	1,417,562
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	365	392,144	392,717	(573)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	559	589,333	601,448	(12,115)
European Union Euro vs. U.S. Dollar, expiring 5/19/15	Goldman Sachs & Co.	1,025	1,122,292	1,102,834	19,458
European Union Euro vs. U.S. Dollar, expiring 5/19/15	HSBC Bank plc	331	351,482	356,135	(4,653)
Japanese Yen vs. U.S. Dollar, expiring 4/2/15	Bank of America	816,600	6,837,421	6,808,688	28,733
Japanese Yen vs. U.S. Dollar, expiring 5/8/15	Bank of America	434,000	3,632,367	3,620,603	11,764
Mexican Peso vs. U.S. Dollar, expiring 4/21/15	HSBC Bank plc	5,295	361,076	346,685	14,391
Mexican Peso vs. U.S. Dollar, expiring 4/21/15	Morgan Stanley	2,273	154,351	148,823	5,528
Mexican Peso vs. U.S. Dollar, expiring 4/21/15	Standard Chartered Bank	2,528	171,796	165,519	6,277
Mexican Peso vs. U.S. Dollar, expiring 4/21/15	State Street Bank & Trust	7,594	506,385	497,210	9,175
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Citibank N.A.	165	11,000	10,797	203

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 5/5/15	Citibank N.A.	75	$5,000	$4,912	$88

					$1,794,197

					$1,013,502

Options Written:

Options written for the three months ended March 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2015	—	$—
Options Written	54	17,576
Options Terminated in Closing Purchase Transactions	(54)	(17,576)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2015	—	$—

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$43,910,925	$495,782		$44,406,707
Non-Agency CMO	—	71,819,538	903,024		72,722,562
Convertible Preferred Stocks
Financials	2,446,000	—	—		2,446,000
Corporate Bonds
Consumer Discretionary	—	9,056,991	—		9,056,991
Consumer Staples	—	5,754,511	—		5,754,511
Energy	—	10,916,479	—		10,916,479
Financials	—	65,309,831	—	(a)	65,309,831
Health Care	—	13,840,522	—		13,840,522
Industrials	—	8,564,820	—		8,564,820
Information Technology	—	8,123,106	—		8,123,106
Materials	—	3,625,640	—		3,625,640
Telecommunication Services	—	8,351,742	—		8,351,742
Utilities	—	8,914,971	—		8,914,971
Forward Currency Contracts	—	1,846,488	—		1,846,488
Futures	187,684	—	—		187,684
Government Securities
Agency ABS	—	2,360,027	—		2,360,027
Agency CMO	—	154,187,791	6,066,562		160,254,353
Foreign Governments	—	17,844,162	—		17,844,162
Municipal Bonds	—	15,270,886	—		15,270,886
Supranational	—	4,788,388	—		4,788,388
U.S. Government Agencies	—	8,405,295	—		8,405,295
U.S. Treasuries	—	193,215,067	—		193,215,067
Short-Term Investments	—	14,499,617	—		14,499,617

Total Assets	$2,633,684	$670,606,797	$7,465,368		$680,705,849

Liabilities:
Forward Currency Contracts	$—	$(832,986)	$—		$(832,986)
Futures	(404,516)	—	—		(404,516)
Government Securities
Agency CMO	—	(4,611,459)	—		(4,611,459)

Total Liabilities	$(404,516)	$(5,444,445)	$—		$(5,848,961)

Total	$2,229,168	$665,162,352	$7,465,368		$674,856,888

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in Securities- Asset-Backed Securities	Investment in Securities- Non-Agency CMO	Investment in Corporate Bonds- Financials	Investment in Securities- Agency CMO
Balance as of 12/31/14	$976	$325,897	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(244)	(3,707)	—	9,844
Purchases	495,050	613,783	—	6,056,718
Sales	—	(32,949)	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 03/31/15	$495,782	$903,024	$—	$6,066,562

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/15.	$(244)	$(3,707)	$—	$9,844

Investment Type	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Asset-Backed and Mortgage-Backed Securities - Asset-Backed Securities	$495,050	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Asset-Backed Securities	732	Intrinsic Value	Intrinsic Calculation	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	11,390	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	300,963	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	300,000	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	94,375	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	85,264	Bid Pricing	Offered Quote	Not Applicable
Asset-Backed and Mortgage-Backed Securities - Non-Agency CMO	111,032	Bid Pricing	Offered Quote	Not Applicable
Government Securities - Agency CMO	6,066,562	Bid Pricing	Offered Quote	Not Applicable
	$7,465,368

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,645,830
Aggregate gross unrealized depreciation	(17,391,210)

Net unrealized depreciation	$(1,745,380)

Federal income tax cost of investments	$680,417,058

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.8%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	18,464	$476,925
Cooper Tire & Rubber Co.	216	9,254
Cooper-Standard Holding, Inc.*	32	1,894
Dana Holding Corp.	3,553	75,182
Dorman Products, Inc.*	1,141	56,765
Drew Industries, Inc.	995	61,232
Fox Factory Holding Corp.*	479	7,348
Gentex Corp.	7,183	131,449
Gentherm, Inc.*	1,489	75,209
Goodyear Tire & Rubber Co.	11,518	311,907
Lear Corp.	2,724	301,874
Metaldyne Performance Group, Inc.*	249	4,487
Modine Manufacturing Co.*	587	7,907
Motorcar Parts of America, Inc.*	762	21,176
Remy International, Inc.	45	1,000
Shiloh Industries, Inc.*	320	4,493
Standard Motor Products, Inc.	486	20,538
Stoneridge, Inc.*	946	10,680
Strattec Security Corp.	116	8,565
Tenneco, Inc.*	9,294	533,662
Tower International, Inc.*	860	22,876

		2,144,423

Automobiles (0.3%)
Tesla Motors, Inc.*	2,106	397,550
Thor Industries, Inc.	1,917	121,173
Winnebago Industries, Inc.	1,146	24,364

		543,087

Distributors (0.3%)
Core-Mark Holding Co., Inc.	102	6,561
LKQ Corp.*	12,638	323,027
Pool Corp.	1,879	131,079

		460,667

Diversified Consumer Services (1.3%)
2U, Inc.*	13,373	342,081
American Public Education, Inc.*	692	20,746
Bright Horizons Family Solutions, Inc.*	9,340	478,862
Capella Education Co.	459	29,780
Carriage Services, Inc.	131	3,127
Collectors Universe, Inc.	282	6,362
Grand Canyon Education, Inc.*	20,862	903,325
ITT Educational Services, Inc.*	135	917
K12, Inc.*	631	9,919
Liberty Tax, Inc.*	150	4,174
LifeLock, Inc.*	3,402	48,002
Nord Anglia Education, Inc.*	9,200	209,024
Service Corp. International	6,950	181,048
ServiceMaster Global Holdings, Inc.*	1,148	38,745
Sotheby’s, Inc.	2,545	107,552
Strayer Education, Inc.*	457	24,408
Weight Watchers International, Inc.*	1,067	7,458

		2,415,530

Hotels, Restaurants & Leisure (4.1%)
Aramark	1,614	51,051
BJ’s Restaurants, Inc.*	209	10,544
Bloomin’ Brands, Inc.	3,252	79,121
Boyd Gaming Corp.*	2,608	37,034
Bravo Brio Restaurant Group, Inc.*	526	7,727
Brinker International, Inc.	2,721	167,505
Buffalo Wild Wings, Inc.*	4,755	861,796
Caesars Entertainment Corp.*	267	2,812
Cheesecake Factory, Inc.	2,079	102,557
Chipotle Mexican Grill, Inc.*	794	516,529
Choice Hotels International, Inc.	85	5,446
Churchill Downs, Inc.	367	42,194
Chuy’s Holdings, Inc.*	672	15,140
ClubCorp Holdings, Inc.	914	17,695
Cracker Barrel Old Country Store, Inc.	744	113,192
Dave & Buster’s Entertainment, Inc.*	194	5,909
Del Frisco’s Restaurant Group, Inc.*	992	19,989
Denny’s Corp.*	2,465	28,101
Diamond Resorts International, Inc.*	18,550	620,126
DineEquity, Inc.	277	29,642
Domino’s Pizza, Inc.	2,330	234,281
Dunkin’ Brands Group, Inc.	4,094	194,711
El Pollo Loco Holdings, Inc.*	277	7,094
Famous Dave’s of America, Inc.*	203	5,786
Fiesta Restaurant Group, Inc.*	1,128	68,808
Habit Restaurants, Inc., Class A*	174	5,592
Hilton Worldwide Holdings, Inc.*	11,094	328,604
Ignite Restaurant Group, Inc.*	333	1,615
Interval Leisure Group, Inc.	1,277	33,470
Jack in the Box, Inc.	1,675	160,666
Jamba, Inc.*	755	11,106
Krispy Kreme Doughnuts, Inc.*	2,750	54,973
La Quinta Holdings, Inc.*	1,279	30,287
Life Time Fitness, Inc.*	105	7,451
Morgans Hotel Group Co.*	340	2,635
Nathan’s Famous, Inc.	135	7,310
Noodles & Co.*	9,816	171,191
Norwegian Cruise Line Holdings Ltd.*	6,793	366,890
Panera Bread Co., Class A*	3,513	562,062
Papa John’s International, Inc.	1,293	79,920
Papa Murphy’s Holdings, Inc.*	264	4,789
Pinnacle Entertainment, Inc.*	2,522	91,019
Popeyes Louisiana Kitchen, Inc.*	998	59,700
Potbelly Corp.*	19,477	266,835
Red Robin Gourmet Burgers, Inc.*	601	52,287
Restaurant Brands International, Inc.	8,424	323,566
Ruth’s Hospitality Group, Inc.	943	14,975
Scientific Games Corp., Class A*	1,345	14,082
SeaWorld Entertainment, Inc.	2,870	55,334
Shake Shack, Inc., Class A*	179	8,959
Six Flags Entertainment Corp.	3,058	148,038
Sonic Corp.	1,608	50,974
Texas Roadhouse, Inc.	2,936	106,958
Vail Resorts, Inc.	1,508	155,957
Wyndham Worldwide Corp.	9,351	845,985
Zoe’s Kitchen, Inc.*	9,660	321,581

		7,589,601

Household Durables (2.0%)
Beazer Homes USA, Inc.*	460	8,151

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	374	$28,072
D.R. Horton, Inc.	1,258	35,828
Dixie Group, Inc.*	493	4,462
GoPro, Inc., Class A*	10,969	476,164
Harman International Industries, Inc.	6,027	805,388
Helen of Troy Ltd.*	457	37,241
Installed Building Products, Inc.*	398	8,661
iRobot Corp.*	1,244	40,592
Jarden Corp.*	2,483	131,351
KB Home	11,815	184,550
La-Z-Boy, Inc.	1,872	52,622
Leggett & Platt, Inc.	2,863	131,956
Lennar Corp., Class A	466	24,143
LGI Homes, Inc.*	145	2,416
Libbey, Inc.	855	34,123
M/I Homes, Inc.*	11,604	276,639
NVR, Inc.*	176	233,844
Tempur Sealy International, Inc.*	9,368	540,908
TRI Pointe Homes, Inc.*	601	9,273
Tupperware Brands Corp.	2,111	145,701
Turtle Beach Corp.*	306	569
Universal Electronics, Inc.*	672	37,928
Whirlpool Corp.	1,860	375,832
William Lyon Homes, Class A*	97	2,505

		3,628,919

Internet & Catalog Retail (1.4%)
Blue Nile, Inc.*	525	16,716
EVINE Live, Inc.*	571	3,831
FTD Cos., Inc.*	82	2,455
Groupon, Inc.*	20,084	144,806
HomeAway, Inc.*	23,375	705,224
HSN, Inc.	1,399	95,454
Liberty TripAdvisor Holdings, Inc.*	3,102	98,612
Liberty Ventures*	6,008	252,396
Netflix, Inc.*	1,855	772,960
Nutrisystem, Inc.	1,209	24,156
Orbitz Worldwide, Inc.*	941	10,972
Overstock.com, Inc.*	500	12,110
PetMed Express, Inc.	834	13,778
Shutterfly, Inc.*	10,115	457,603
Travelport Worldwide Ltd.	579	9,669
Wayfair, Inc., Class A*	231	7,420
zulily, Inc., Class A*	542	7,040

		2,635,202

Leisure Products (0.5%)
Arctic Cat, Inc.	200	7,264
Brunswick Corp.	1,937	99,659
Escalade, Inc.	90	1,564
Malibu Boats, Inc., Class A*	374	8,733
Marine Products Corp.	452	3,874
Nautilus, Inc.*	833	12,720
Polaris Industries, Inc.	5,632	794,675
Smith & Wesson Holding Corp.*	2,322	29,559
Sturm Ruger & Co., Inc.	820	40,696

		998,744

Media (1.8%)
AMC Networks, Inc., Class A*	8,677	665,005
Cablevision Systems Corp. - New York Group, Class A	8,209	150,225
Carmike Cinemas, Inc.*	1,019	34,238
Cinedigm Corp., Class A*	1,014	1,643
Cinemark Holdings, Inc.	4,836	217,958
Clear Channel Outdoor Holdings, Inc., Class A	836	8,460
Crown Media Holdings, Inc., Class A*	1,097	4,388
Cumulus Media, Inc., Class A*	4,117	10,169
Entravision Communications Corp., Class A	2,243	14,198
Eros International plc*	315	5,503
Global Eagle Entertainment, Inc.*	16,341	217,499
Gray Television, Inc.*	2,062	28,497
IMAX Corp.*	26,941	908,181
Interpublic Group of Cos., Inc.	17,739	392,387
Lions Gate Entertainment Corp.	3,372	114,378
Live Nation Entertainment, Inc.*	3,058	77,153
Loral Space & Communications, Inc.*	552	37,779
Martha Stewart Living Omnimedia, Inc., Class A*	936	6,084
MDC Partners, Inc., Class A	425	12,049
Morningstar, Inc.	816	61,127
National CineMedia, Inc.	556	8,396
Nexstar Broadcasting Group, Inc., Class A	1,288	73,699
Radio One, Inc., Class D*	1,116	3,437
ReachLocal, Inc.*	320	931
Regal Entertainment Group, Class A	889	20,305
Rentrak Corp.*	384	21,335
Saga Communications, Inc., Class A	34	1,514
Sinclair Broadcast Group, Inc., Class A	2,893	90,869
Starz, Class A*	3,188	109,699
Townsquare Media, Inc., Class A*	255	3,277
World Wrestling Entertainment, Inc., Class A	1,254	17,569

		3,317,952

Multiline Retail (0.1%)
Big Lots, Inc.	665	31,940
Burlington Stores, Inc.*	1,082	64,293
Dillard’s, Inc., Class A	683	93,236
Sears Holdings Corp.*	859	35,546
Tuesday Morning Corp.*	1,484	23,892

		248,907

Specialty Retail (3.9%)
Aaron’s, Inc.	484	13,702
Abercrombie & Fitch Co., Class A	423	9,323
Advance Auto Parts, Inc.	3,322	497,270
America’s Car-Mart, Inc.*	55	2,984
ANN, Inc.*	1,956	80,255
Asbury Automotive Group, Inc.*	1,150	95,565
AutoNation, Inc.*	2,894	186,171
Boot Barn Holdings, Inc.*	79	1,890
Brown Shoe Co., Inc.	881	28,897
Buckle, Inc.	1,192	60,899
Build-A-Bear Workshop, Inc.*	376	7,388
Cabela’s, Inc.*	1,306	73,110
Cato Corp., Class A	173	6,851
Chico’s FAS, Inc.	2,844	50,310
Christopher & Banks Corp.*	1,620	9,007
Citi Trends, Inc.*	861	23,247
Conn’s, Inc.*	1,156	35,004

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Container Store Group, Inc.*	734	$13,983
CST Brands, Inc.	2,689	117,859
Destination Maternity Corp.	94	1,416
Destination XL Group, Inc.*	265	1,309
Dick’s Sporting Goods, Inc.	705	40,178
Express, Inc.*	210	3,471
Finish Line, Inc., Class A	488	11,966
Five Below, Inc.*	12,522	445,408
Foot Locker, Inc.	879	55,377
Francesca’s Holdings Corp.*	1,781	31,702
GameStop Corp., Class A	238	9,034
Genesco, Inc.*	83	5,912
GNC Holdings, Inc., Class A	3,813	187,104
Group 1 Automotive, Inc.	182	15,712
hhgregg, Inc.*	176	1,079
Hibbett Sports, Inc.*	1,092	53,573
Kirkland’s, Inc.*	369	8,764
Lithia Motors, Inc., Class A	4,407	438,100
Lumber Liquidators Holdings, Inc.*	1,159	35,674
Mattress Firm Holding Corp.*	5,053	351,891
Men’s Wearhouse, Inc.	1,592	83,102
Michaels Cos., Inc.*	728	19,700
Monro Muffler Brake, Inc.	1,329	86,451
Murphy USA, Inc.*	914	66,146
New York & Co., Inc.*	480	1,200
Outerwall, Inc.	786	51,970
Pacific Sunwear of California, Inc.*	1,796	4,957
Penske Automotive Group, Inc.	791	40,729
Pier 1 Imports, Inc.	3,984	55,696
Restoration Hardware Holdings, Inc.*	1,305	129,443
Sally Beauty Holdings, Inc.*	5,024	172,675
Select Comfort Corp.*	12,550	432,598
Signet Jewelers Ltd.	2,313	321,021
Sportsman’s Warehouse Holdings, Inc.*	23,443	187,310
Tile Shop Holdings, Inc.*	34,026	412,055
Tractor Supply Co.	5,570	473,784
Ulta Salon Cosmetics & Fragrance, Inc.*	6,764	1,020,349
Urban Outfitters, Inc.*	3,064	139,872
Vitamin Shoppe, Inc.*	656	27,021
Williams-Sonoma, Inc.	3,941	314,137
Winmark Corp.	99	8,669
Zumiez, Inc.*	689	27,732

		7,088,002

Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc.	2,251	208,150
Columbia Sportswear Co.	777	47,319
Crocs, Inc.*	437	5,161
Culp, Inc.	25	669
Deckers Outdoor Corp.*	1,448	105,516
Fossil Group, Inc.*	1,841	151,790
G-III Apparel Group Ltd.*	810	91,247
Hanesbrands, Inc.	16,690	559,282
Iconix Brand Group, Inc.*	704	23,704
Kate Spade & Co.*	16,370	546,594
Movado Group, Inc.	363	10,353
Oxford Industries, Inc.	612	46,175
Quiksilver, Inc.*	3,677	6,802
Samsonite International S.A.	113,360	392,942
Sequential Brands Group, Inc.*	584	6,249
Skechers U.S.A., Inc., Class A*	1,210	87,011
Steven Madden Ltd.*	2,462	93,556
Tumi Holdings, Inc.*	3,457	84,558
Under Armour, Inc., Class A*	4,470	360,953
Vera Bradley, Inc.*	920	14,932
Vince Holding Corp.*	462	8,570
Wolverine World Wide, Inc.	17,422	582,766

		3,434,299

Total Consumer Discretionary		34,505,333

Consumer Staples (3.0%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	1,347	360,188
Coca-Cola Bottling Co. Consolidated	177	20,012
Craft Brew Alliance, Inc.*	381	5,197
Monster Beverage Corp.*	2,875	397,886
National Beverage Corp.*	499	12,180

		795,463

Food & Staples Retailing (1.3%)
Andersons, Inc.	1,095	45,300
Casey’s General Stores, Inc.	1,613	145,331
Chefs’ Warehouse, Inc.*	605	13,570
Diplomat Pharmacy, Inc.*	6,892	238,325
Fairway Group Holdings Corp.*	714	4,834
Fresh Market, Inc.*	1,814	73,721
Liberator Medical Holdings, Inc.	1,181	4,134
Natural Grocers by Vitamin Cottage, Inc.*	373	10,299
PriceSmart, Inc.	790	67,134
Rite Aid Corp.*	27,402	238,124
Smart & Final Stores, Inc.*	10,055	176,968
Sprouts Farmers Market, Inc.*	18,440	649,641
United Natural Foods, Inc.*	2,073	159,704
Whole Foods Market, Inc.	9,377	488,354

		2,315,439

Food Products (1.0%)
Alico, Inc.	11	564
B&G Foods, Inc.	2,150	63,274
Boulder Brands, Inc.*	2,351	22,405
Calavo Growers, Inc.	597	30,698
Cal-Maine Foods, Inc.	1,309	51,130
Darling Ingredients, Inc.*	1,369	19,180
Diamond Foods, Inc.*	913	29,736
Farmer Bros Co.*	320	7,920
Flowers Foods, Inc.	7,192	163,546
Freshpet, Inc.*	5,656	109,896
Hain Celestial Group, Inc.*	3,848	246,464
Ingredion, Inc.	460	35,797
Inventure Foods, Inc.*	628	7,027
J&J Snack Foods Corp.	630	67,221
Lancaster Colony Corp.	488	46,443
Lifeway Foods, Inc.*	210	4,492
Limoneira Co.	450	9,810
Pilgrim’s Pride Corp.	346	7,816
Sanderson Farms, Inc.	837	66,667
Seaboard Corp.*	1	4,132
Tootsie Roll Industries, Inc.	734	24,911
TreeHouse Foods, Inc.*	4,738	402,825
WhiteWave Foods Co.*	7,285	323,017

		1,744,971

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	168	$1,784
HRG Group, Inc.*	1,453	18,133
Oil-Dri Corp. of America	28	942
Orchids Paper Products Co.	278	7,495
Spectrum Brands Holdings, Inc.	889	79,619
WD-40 Co.	631	55,869

		163,842

Personal Products (0.2%)
Avon Products, Inc.	7,471	59,693
Coty, Inc., Class A*	2,176	52,812
Female Health Co.	727	2,057
Herbalife Ltd.*	3,184	136,148
Inter Parfums, Inc.	62	2,022
Medifast, Inc.*	500	14,985
Nu Skin Enterprises, Inc., Class A	2,463	148,297
Revlon, Inc., Class A*	126	5,191
Synutra International, Inc.*	702	4,493
USANA Health Sciences, Inc.*	238	26,447

		452,145

Tobacco (0.0%)
22nd Century Group, Inc.*	1,958	1,684
Vector Group Ltd.	2,000	43,940

		45,624

Total Consumer Staples		5,517,484

Energy (3.1%)
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc.*	98	713
Atwood Oceanics, Inc.	595	16,725
Basic Energy Services, Inc.*	1,378	9,549
C&J Energy Services Ltd.*	12,298	136,877
CARBO Ceramics, Inc.	835	25,476
Dresser-Rand Group, Inc.*	3,214	258,245
Dril-Quip, Inc.*	1,633	111,681
FMC Technologies, Inc.*	4,495	166,360
FMSA Holdings, Inc.*	330	2,389
Forum Energy Technologies, Inc.*	964	18,894
Frank’s International N.V	183	3,422
Geospace Technologies Corp.*	58	958
Glori Energy, Inc.*	606	1,291
Gulf Island Fabrication, Inc.	214	3,180
Independence Contract Drilling, Inc.*	89	620
ION Geophysical Corp.*	916	1,988
Matrix Service Co.*	1,108	19,456
Nabors Industries Ltd.	1,255	17,131
Nordic American Offshore Ltd.	341	3,124
North Atlantic Drilling Ltd.	785	911
Oceaneering International, Inc.	9,679	521,988
Patterson-UTI Energy, Inc.	3,120	58,578
PHI, Inc. (Non-Voting)*	24	722
Pioneer Energy Services Corp.*	10,670	57,831
Profire Energy, Inc.*	739	998
RigNet, Inc.*	7,323	209,365
RPC, Inc.	2,607	33,396
Superior Energy Services, Inc.	7,739	172,889
Tesco Corp.	166	1,887
Unit Corp.*	184	5,148
Willbros Group, Inc.*	1,783	5,902

		1,867,694

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	4,186	13,604
Adams Resources & Energy, Inc.	5	336
Alon USA Energy, Inc.	309	5,120
Approach Resources, Inc.*	771	5,081
Bonanza Creek Energy, Inc.*	1,690	41,675
Callon Petroleum Co.*	43,000	321,210
Carrizo Oil & Gas, Inc.*	2,175	107,989
Clayton Williams Energy, Inc.*	265	13,417
Clean Energy Fuels Corp.*	1,571	8,381
Concho Resources, Inc.*	1,215	140,843
CVR Energy, Inc.	273	11,619
Delek U.S. Holdings, Inc.	1,315	52,271
Diamondback Energy, Inc.*	4,475	343,859
Eclipse Resources Corp.*	600	3,372
Energen Corp.	2,917	192,522
Evolution Petroleum Corp.	1,077	6,408
EXCO Resources, Inc.	2,693	4,928
FX Energy, Inc.*	2,498	3,122
GasLog Ltd.	374	7,263
Gastar Exploration, Inc.*	2,886	7,561
Goodrich Petroleum Corp.*	1,901	6,749
Green Plains, Inc.	1,334	38,086
Gulfport Energy Corp.*	2,936	134,792
Isramco, Inc.*	47	5,913
Jones Energy, Inc., Class A*	533	4,786
Kosmos Energy Ltd.*	4,521	35,761
Laredo Petroleum Holdings, Inc.*	19,844	258,766
Magnum Hunter Resources Corp.*	8,536	22,791
Matador Resources Co.*	15,288	335,113
Memorial Resource Development Corp.*	1,164	20,649
Miller Energy Resources, Inc.*	228	143
Oasis Petroleum, Inc.*	5,873	83,514
Pacific Ethanol, Inc.*	69	745
Panhandle Oil and Gas, Inc., Class A	618	12,230
Parsley Energy, Inc., Class A*	2,306	36,850
PBF Energy, Inc., Class A	936	31,749
PDC Energy, Inc.*	131	7,079
PetroQuest Energy, Inc.*	2,421	5,568
Pioneer Natural Resources Co.	1,237	202,262
QEP Resources, Inc.	1,021	21,288
REX American Resources Corp.*	219	13,317
Rex Energy Corp.*	53,376	198,559
Ring Energy, Inc.*	938	9,962
Rosetta Resources, Inc.*	436	7,421
RSP Permian, Inc.*	301	7,582
Sanchez Energy Corp.*	19,883	258,678
SemGroup Corp., Class A	1,791	145,680
SM Energy Co.	2,831	146,306
Solazyme, Inc.*	3,415	9,767
Synergy Resources Corp.*	3,483	41,274
Targa Resources Corp.	2,048	196,178
Teekay Corp.	881	41,028
TransAtlantic Petroleum Ltd.*	770	4,112
Triangle Petroleum Corp.*	1,621	8,154
Ultra Petroleum Corp.*	2,017	31,526
Vertex Energy, Inc.*	600	2,220
W&T Offshore, Inc.	710	3,628
Western Refining, Inc.	2,080	102,731

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
World Fuel Services Corp.	682	$39,201

		3,822,739

Total Energy		5,690,433

Financials (7.6%)
Banks (1.7%)
Bank of the Ozarks, Inc.	3,361	124,122
BBCN Bancorp, Inc.	6,800	98,396
Cardinal Financial Corp.	57	1,139
CommunityOne Bancorp*	90	886
Eagle Bancorp, Inc.*	875	33,600
First Financial Bankshares, Inc.	1,477	40,824
First Republic Bank/California	6,057	345,794
Home BancShares, Inc./Arkansas	1,835	62,188
IBERIABANK Corp.	5,178	326,369
Independent Bank Group, Inc.	179	6,965
Investors Bancorp, Inc.	1,856	21,752
LegacyTexas Financial Group, Inc.	173	3,932
ServisFirst Bancshares, Inc.	39	1,287
Signature Bank/New York*	5,461	707,636
Square 1 Financial, Inc., Class A*	9,520	254,850
SVB Financial Group*	3,442	437,272
Talmer Bancorp, Inc., Class A	17,100	261,887
Texas Capital Bancshares, Inc.*	672	32,693
Western Alliance Bancorp*	11,203	332,057

		3,093,649

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	1,552	333,339
Artisan Partners Asset Management, Inc., Class A	1,163	52,870
BGC Partners, Inc., Class A	2,019	19,079
Cohen & Steers, Inc.	817	33,456
Diamond Hill Investment Group, Inc.	124	19,840
Eaton Vance Corp.	5,046	210,115
Evercore Partners, Inc., Class A	6,329	326,956
Federated Investors, Inc., Class B	2,875	97,434
Fifth Street Asset Management, Inc.	117	1,319
Financial Engines, Inc.	2,163	90,478
GAMCO Investors, Inc., Class A	269	21,119
GF Securities Co., Ltd., Class H	6,500	15,804
Greenhill & Co., Inc.	1,194	47,342
HFF, Inc., Class A	1,385	51,993
INTL FCStone, Inc.*	134	3,984
Julius Baer Group Ltd.*	6,298	315,794
Ladenburg Thalmann Financial Services, Inc.*	4,275	16,501
Lazard Ltd., Class A	13,844	728,056
Legg Mason, Inc.	1,699	93,785
LPL Financial Holdings, Inc.	3,657	160,396
Medley Management, Inc., Class A	143	1,572
Moelis & Co., Class A	48	1,446
Northern Trust Corp.	5,858	408,010
NorthStar Asset Management Group, Inc.	1,673	39,048
OM Asset Management plc	547	10,196
Pzena Investment Management, Inc., Class A	511	4,686
RCS Capital Corp., Class A	396	4,213
SEI Investments Co.	5,210	229,709
Silvercrest Asset Management Group, Inc., Class A	246	3,505
Stifel Financial Corp.*	6,113	340,800
Virtus Investment Partners, Inc.	2,427	317,379
Waddell & Reed Financial, Inc., Class A	3,564	176,561
Westwood Holdings Group, Inc.	309	18,633
WisdomTree Investments, Inc.	4,540	97,428

		4,292,846

Consumer Finance (0.2%)
Credit Acceptance Corp.*	269	52,455
Encore Capital Group, Inc.*	729	30,319
First Cash Financial Services, Inc.*	1,225	56,987
PRA Group, Inc.*	2,090	113,529
SLM Corp.*	6,068	56,311
World Acceptance Corp.*	335	24,428

		334,029

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	3,599	206,601
MarketAxess Holdings, Inc.	1,575	130,567
MSCI, Inc.	2,165	132,736
On Deck Capital, Inc.*	72	1,533

		471,437

Insurance (0.6%)
American Financial Group, Inc./Ohio	489	31,369
AmTrust Financial Services, Inc.	914	52,084
Arthur J. Gallagher & Co.	6,223	290,925
Assured Guaranty Ltd.	14,272	376,638
Atlas Financial Holdings, Inc.*	474	8,376
Brown & Brown, Inc.	301	9,966
Crawford & Co., Class B	328	2,834
eHealth, Inc.*	740	6,941
Employers Holdings, Inc.	753	20,324
Erie Indemnity Co., Class A	1,018	88,831
Federated National Holding Co.	548	16,769
HCI Group, Inc.	245	11,238
Heritage Insurance Holdings, Inc.*	300	6,603
Infinity Property & Casualty Corp.	185	15,179
Maiden Holdings Ltd.	212	3,144
National Interstate Corp.	54	1,516
Patriot National, Inc.*	114	1,448
Reinsurance Group of America, Inc.	802	74,738
State National Cos., Inc.	218	2,169
United Insurance Holdings Corp.	643	14,468
Universal Insurance Holdings, Inc.	1,251	32,013

		1,067,573

Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	85	38,809
Apartment Investment & Management Co. (REIT), Class A	3,701	145,671
Aviv REIT, Inc. (REIT)	73	2,664
CareTrust REIT, Inc. (REIT)	1,066	14,455
Columbia Property Trust, Inc. (REIT)	795	21,481
CoreSite Realty Corp. (REIT)	886	43,130
DuPont Fabros Technology, Inc. (REIT)	880	28,758
Easterly Government Properties, Inc. (REIT)*	91	1,461
EastGroup Properties, Inc. (REIT)	1,214	73,010
Empire State Realty Trust, Inc. (REIT), Class A	3,938	74,074

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Equity LifeStyle Properties, Inc. (REIT)	2,566	$141,002
Extra Space Storage, Inc. (REIT)	4,872	329,201
Federal Realty Investment Trust (REIT)	1,880	276,755
Gaming and Leisure Properties, Inc. (REIT)	644	23,744
Healthcare Trust of America, Inc. (REIT), Class A	612	17,050
InfraREIT, Inc. (REIT)	119	3,402
Iron Mountain, Inc. (REIT)	6,924	252,588
Lamar Advertising Co. (REIT), Class A	3,326	197,132
National Health Investors, Inc. (REIT)	1,577	111,983
NorthStar Realty Finance Corp. (REIT)	2,140	38,777
Omega Healthcare Investors, Inc. (REIT)	1,905	77,286
Outfront Media, Inc. (REIT)	425	12,716
Paramount Group, Inc. (REIT)	20,857	402,540
Potlatch Corp. (REIT)	1,732	69,349
PS Business Parks, Inc. (REIT)	420	34,877
QTS Realty Trust, Inc. (REIT), Class A	592	21,555
Rayonier, Inc. (REIT)	676	18,225
Ryman Hospitality Properties, Inc. (REIT)	945	57,560
Sabra Health Care REIT, Inc. (REIT)	2,356	78,101
Saul Centers, Inc. (REIT)	375	21,450
Sovran Self Storage, Inc. (REIT)	1,288	120,995
Strategic Hotels & Resorts, Inc. (REIT)*	8,626	107,221
Sun Communities, Inc. (REIT)	2,016	134,508
Tanger Factory Outlet Centers, Inc. (REIT)	2,438	85,744
Taubman Centers, Inc. (REIT)	2,490	192,054
UMH Properties, Inc. (REIT)	203	2,044
Universal Health Realty Income Trust (REIT)	356	20,025
Urstadt Biddle Properties, Inc. (REIT), Class A	564	13,006
WP GLIMCHER, Inc. (REIT)	1,035	17,212

		3,321,615

Real Estate Management & Development (0.5%)
Altisource Asset Management Corp.*	48	8,886
Altisource Portfolio Solutions S.A.*	554	7,130
CBRE Group, Inc., Class A*	11,458	443,539
Consolidated-Tomoka Land Co.	55	3,281
Forestar Group, Inc.*	180	2,839
Howard Hughes Corp.*	789	122,311
Jones Lang LaSalle, Inc.	509	86,734
Kennedy-Wilson Holdings, Inc.	235	6,143
Marcus & Millichap, Inc.*	343	12,856
Realogy Holdings Corp.*	2,674	121,613
St. Joe Co.*	1,618	30,030
Tejon Ranch Co.*	55	1,455

		846,817

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	638	59,360
Essent Group Ltd.*	10,287	245,962
Kearny Financial Corp.*	44	598
LendingTree, Inc.*	122	6,833
Meridian Bancorp, Inc.*	879	11,576
MGIC Investment Corp.*	5,938	57,183
Nationstar Mortgage Holdings, Inc.*	818	20,262
Ocwen Financial Corp.*	4,147	34,213
Radian Group, Inc.	1,617	27,149
Stonegate Mortgage Corp.*	107	1,158
United Financial Bancorp, Inc.	426	5,295

		469,589

Total Financials		13,897,555

Health Care (19.8%)
Biotechnology (6.2%)
ACADIA Pharmaceuticals, Inc.*	3,060	99,725
Acceleron Pharma, Inc.*	691	26,299
Achillion Pharmaceuticals, Inc.*	12,367	121,939
Acorda Therapeutics, Inc.*	1,756	58,440
Actinium Pharmaceuticals, Inc.*	867	2,142
Adamas Pharmaceuticals, Inc.*	107	1,871
Aegerion Pharmaceuticals, Inc.*	1,241	32,477
Agenus, Inc.*	1,970	10,106
Agios Pharmaceuticals, Inc.*	1,556	146,731
Akebia Therapeutics, Inc.*	343	3,811
Alder Biopharmaceuticals, Inc.*	4,767	137,576
Alkermes plc*	5,185	316,129
Alnylam Pharmaceuticals, Inc.*	4,117	429,897
AMAG Pharmaceuticals, Inc.*	629	34,381
Anacor Pharmaceuticals, Inc.*	502	29,041
Applied Genetic Technologies Corp.*	221	4,418
Ardelyx, Inc.*	190	2,487
Arena Pharmaceuticals, Inc.*	10,091	44,098
ARIAD Pharmaceuticals, Inc.*	6,950	57,268
Array BioPharma, Inc.*	4,665	34,381
Arrowhead Research Corp.*	2,273	15,377
Atara Biotherapeutics, Inc.*	245	10,185
Auspex Pharmaceuticals, Inc.*	432	43,317
Avalanche Biotechnologies, Inc.*	275	11,143
Bellicum Pharmaceuticals, Inc.*	294	6,812
BioCryst Pharmaceuticals, Inc.*	2,324	20,986
BioSpecifics Technologies Corp.*	162	6,342
BioTime, Inc.*	2,254	11,202
Bluebird Bio, Inc.*	1,037	125,238
Calithera Biosciences, Inc.*	285	4,680
Cara Therapeutics, Inc.*	232	2,332
Celldex Therapeutics, Inc.*	17,090	476,298
Cellular Dynamics International, Inc.*	401	6,588
Cepheid, Inc.*	2,917	165,977
Chimerix, Inc.*	1,267	47,753
Clovis Oncology, Inc.*	1,038	77,051
Coherus Biosciences, Inc.*	262	8,012
CTI BioPharma Corp.*	6,247	11,307
Cytori Therapeutics, Inc.*	2,679	3,161
CytRx Corp.*	681	2,295
Dicerna Pharmaceuticals, Inc.*	148	3,556
Dyax Corp.*	5,725	95,922
Eleven Biotherapeutics, Inc.*	203	1,811
Emergent Biosolutions, Inc.*	162	4,659
Enanta Pharmaceuticals, Inc.*	436	13,350
Epizyme, Inc.*	632	11,869

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Esperion Therapeutics, Inc.*	278	$25,743
Exact Sciences Corp.*	6,947	152,973
Exelixis, Inc.*	8,121	20,871
FibroGen, Inc.*	334	10,481
Five Prime Therapeutics, Inc.*	849	19,400
Flexion Therapeutics, Inc.*	254	5,720
Foundation Medicine, Inc.*	577	27,759
Galectin Therapeutics, Inc.*	799	2,677
Galena Biopharma, Inc.*	5,998	8,337
Genocea Biosciences, Inc.*	176	2,087
Genomic Health, Inc.*	701	21,416
Halozyme Therapeutics, Inc.*	11,540	164,791
Heron Therapeutics, Inc.*	8,319	121,041
Hyperion Therapeutics, Inc.*	450	20,655
Idera Pharmaceuticals, Inc.*	3,169	11,757
Immune Design Corp.*	235	4,961
ImmunoGen, Inc.*	3,604	32,256
Immunomedics, Inc.*	3,163	12,114
Incyte Corp.*	8,125	744,738
Infinity Pharmaceuticals, Inc.*	2,038	28,491
Inovio Pharmaceuticals, Inc.*	2,217	18,091
Insmed, Inc.*	2,082	43,306
Insys Therapeutics, Inc.*	430	24,996
Intercept Pharmaceuticals, Inc.*	560	157,931
Intrexon Corp.*	1,584	71,866
Invitae Corp.*	249	4,173
Ironwood Pharmaceuticals, Inc.*	5,033	80,528
Isis Pharmaceuticals, Inc.*	9,317	593,213
Juno Therapeutics, Inc.*	377	22,869
Karyopharm Therapeutics, Inc.*	9,415	288,193
Keryx Biopharmaceuticals, Inc.*	21,035	267,776
Kindred Biosciences, Inc.*	471	3,363
Kite Pharma, Inc.*	342	19,727
KYTHERA Biopharmaceuticals, Inc.*	2,999	150,400
Lexicon Pharmaceuticals, Inc.*	8,881	8,386
Ligand Pharmaceuticals, Inc.*	827	63,770
Loxo Oncology, Inc.*	96	1,195
MacroGenics, Inc.*	837	26,257
MannKind Corp.*	9,592	49,878
Medivation, Inc.*	6,286	811,334
Merrimack Pharmaceuticals, Inc.*	3,903	46,368
MiMedx Group, Inc.*	3,934	40,914
Mirati Therapeutics, Inc.*	350	10,262
Momenta Pharmaceuticals, Inc.*	2,102	31,950
Myriad Genetics, Inc.*	2,770	98,058
NanoViricides, Inc.*	1,629	3,665
Navidea Biopharmaceuticals, Inc.*	5,280	8,395
NeoStem, Inc.*	539	1,369
Neuralstem, Inc.*	2,990	5,681
Neurocrine Biosciences, Inc.*	3,555	141,169
NewLink Genetics Corp.*	827	45,245
Northwest Biotherapeutics, Inc.*	1,773	13,067
Novavax, Inc.*	10,030	82,948
Ohr Pharmaceutical, Inc.*	928	2,357
OncoMed Pharmaceuticals, Inc.*	547	14,102
Oncothyreon, Inc.*	3,585	5,844
Ophthotech Corp.*	2,184	101,622
OPKO Health, Inc.*	8,256	116,988
Orexigen Therapeutics, Inc.*	5,146	40,293
Organovo Holdings, Inc.*	2,581	9,137
Osiris Therapeutics, Inc.*	744	13,080
Otonomy, Inc.*	284	10,042
PDL BioPharma, Inc.	6,830	48,049
Peregrine Pharmaceuticals, Inc.*	7,190	9,707
Pharmacyclics, Inc.*	2,552	653,184
Portola Pharmaceuticals, Inc.*	1,915	72,693
Progenics Pharmaceuticals, Inc.*	697	4,168
Prothena Corp. plc*	307	11,709
PTC Therapeutics, Inc.*	1,389	84,521
Puma Biotechnology, Inc.*	2,180	514,720
Radius Health, Inc.*	327	13,459
Raptor Pharmaceutical Corp.*	2,870	31,197
Receptos, Inc.*	1,909	314,775
Regado Biosciences, Inc.*	670	817
Regeneron Pharmaceuticals, Inc.*	866	390,982
Regulus Therapeutics, Inc.*	652	11,045
Repligen Corp.*	1,354	41,107
Retrophin, Inc.*	1,137	27,243
Sage Therapeutics, Inc.*	1,725	86,647
Sangamo BioSciences, Inc.*	2,858	44,813
Sarepta Therapeutics, Inc.*	1,716	22,788
Seattle Genetics, Inc.*	4,234	149,672
Spark Therapeutics, Inc.*	291	22,553
Spectrum Pharmaceuticals, Inc.*	675	4,097
Stemline Therapeutics, Inc.*	598	8,653
Sunesis Pharmaceuticals, Inc.*	2,169	5,314
Synageva BioPharma Corp.*	2,386	232,707
Synergy Pharmaceuticals, Inc.*	3,847	17,773
Synta Pharmaceuticals Corp.*	2,813	5,457
T2 Biosystems, Inc.*	183	2,840
TESARO, Inc.*	4,354	249,920
TG Therapeutics, Inc.*	1,199	18,561
Threshold Pharmaceuticals, Inc.*	2,381	9,667
Tokai Pharmaceuticals, Inc.*	191	2,158
Ultragenyx Pharmaceutical, Inc.*	324	20,117
United Therapeutics Corp.*	2,012	346,939
Vanda Pharmaceuticals, Inc.*	1,379	12,825
Verastem, Inc.*	119	1,210
Versartis, Inc.*	358	6,576
Vitae Pharmaceuticals, Inc.*	250	2,928
Vital Therapies, Inc.*	228	5,702
Xencor, Inc.*	756	11,582
XOMA Corp.*	3,047	11,091
Zafgen, Inc.*	282	11,170
ZIOPHARM Oncology, Inc.*	3,777	40,678

		11,352,330

Health Care Equipment & Supplies (5.1%)
Abaxis, Inc.	949	60,840
ABIOMED, Inc.*	1,682	120,398
Accuray, Inc.*	3,217	29,918
Align Technology, Inc.*	10,023	539,087
Anika Therapeutics, Inc.*	605	24,908
Antares Pharma, Inc.*	4,858	13,165
AtriCure, Inc.*	841	17,232
Atrion Corp.	65	22,458
Becton, Dickinson and Co.	3,331	478,298
Cantel Medical Corp.	1,427	67,782
Cardiovascular Systems, Inc.*	1,165	45,482
Cerus Corp.*	3,924	16,363
Cooper Cos., Inc.	1,489	279,068
Cyberonics, Inc.*	1,135	73,684
Cynosure, Inc., Class A*	314	9,630
DBV Technologies S.A. (ADR)*	5,210	121,706
DexCom, Inc.*	26,297	1,639,355
Endologix, Inc.*	2,693	45,970
Entellus Medical, Inc.*	113	2,475
GenMark Diagnostics, Inc.*	1,749	22,702

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Globus Medical, Inc., Class A*	2,790	$70,420
Greatbatch, Inc.*	6,470	374,290
Haemonetics Corp.*	199	8,939
HeartWare International, Inc.*	12,959	1,137,411
Hill-Rom Holdings, Inc.	162	7,938
Hologic, Inc.*	3,255	107,496
IDEXX Laboratories, Inc.*	2,001	309,114
Inogen, Inc.*	206	6,590
Insulet Corp.*	15,622	520,994
Integra LifeSciences Holdings Corp.*	431	26,571
K2M Group Holdings, Inc.*	390	8,600
LDR Holding Corp.*	698	25,575
Masimo Corp.*	1,861	61,376
Meridian Bioscience, Inc.	1,745	33,295
Natus Medical, Inc.*	1,357	53,561
Neogen Corp.*	8,310	388,326
Nevro Corp.*	3,867	185,345
NuVasive, Inc.*	1,642	75,516
NxStage Medical, Inc.*	2,586	44,738
Ocular Therapeutix, Inc.*	196	8,229
OraSure Technologies, Inc.*	137	896
Oxford Immunotec Global plc*	656	9,236
Quidel Corp.*	1,205	32,511
ResMed, Inc.	5,882	422,210
Rockwell Medical, Inc.*	203	2,219
Roka Bioscience, Inc.*	148	474
Second Sight Medical Products, Inc.*	73	936
Sientra, Inc.*	117	2,245
Sirona Dental Systems, Inc.*	5,673	510,513
Spectranetics Corp.*	13,755	478,124
STAAR Surgical Co.*	1,575	11,702
STERIS Corp.	2,479	174,199
SurModics, Inc.*	102	2,655
Tandem Diabetes Care, Inc.*	10,958	138,290
Thoratec Corp.*	2,260	94,671
TriVascular Technologies, Inc.*	329	3,451
Unilife Corp.*	4,199	16,838
Utah Medical Products, Inc.	154	9,218
Vascular Solutions, Inc.*	723	21,921
Veracyte, Inc.*	284	2,068
West Pharmaceutical Services, Inc.	2,962	178,342
Wright Medical Group, Inc.*	971	25,052
Zeltiq Aesthetics, Inc.*	1,231	37,952

		9,260,568

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	127	3,884
Acadia Healthcare Co., Inc.*	10,993	787,099
Aceto Corp.	175	3,850
Addus HomeCare Corp.*	18	414
Adeptus Health, Inc., Class A*	5,222	262,249
Air Methods Corp.*	1,659	77,293
Alliance HealthCare Services, Inc.*	56	1,242
Amsurg Corp.*	388	23,870
Bio-Reference Laboratories, Inc.*	976	34,394
BioTelemetry, Inc.*	664	5,876
Brookdale Senior Living, Inc.*	7,194	271,645
Capital Senior Living Corp.*	1,236	32,062
Centene Corp.*	4,834	341,715
Chemed Corp.	737	87,998
Civitas Solutions, Inc.*	304	6,366
CorVel Corp.*	481	16,551
Ensign Group, Inc.	859	40,253
Envision Healthcare Holdings, Inc.*	25,296	970,102
ExamWorks Group, Inc.*	1,470	61,181
Genesis Healthcare, Inc.*	490	3,489
HealthEquity, Inc.*	7,848	196,122
HealthSouth Corp.	2,813	124,785
Healthways, Inc.*	679	13,376
IPC Healthcare, Inc.*	419	19,542
Kindred Healthcare, Inc.	338	8,041
Landauer, Inc.	399	14,021
MEDNAX, Inc.*	2,751	199,475
Molina Healthcare, Inc.*	1,260	84,785
National Research Corp., Class A	342	4,925
National Research Corp., Class B	42	1,344
Patterson Cos., Inc.	322	15,710
Premier, Inc., Class A*	11,012	413,831
Providence Service Corp.*	471	25,020
RadNet, Inc.*	1,318	11,071
Select Medical Holdings Corp.	3,131	46,433
Surgical Care Affiliates, Inc.*	502	17,234
Team Health Holdings, Inc.*	2,940	172,019
Tenet Healthcare Corp.*	4,086	202,298
U.S. Physical Therapy, Inc.	511	24,272
Universal Health Services, Inc., Class B	826	97,228
WellCare Health Plans, Inc.*	134	12,256

		4,735,321

Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc.*	2,811	33,620
athenahealth, Inc.*	1,590	189,830
Castlight Health, Inc., Class B*	467	3,624
Cerner Corp.*	4,228	309,743
Computer Programs & Systems, Inc.	472	25,611
Connecture, Inc.*	158	1,635
HealthStream, Inc.*	5,490	138,348
HMS Holdings Corp.*	23,329	360,433
Imprivata, Inc.*	135	1,890
Inovalon Holdings, Inc., Class A*	790	23,866
MedAssets, Inc.*	2,420	45,544
Medidata Solutions, Inc.*	2,284	112,007
Merge Healthcare, Inc.*	2,935	13,120
Omnicell, Inc.*	1,546	54,265
Quality Systems, Inc.	2,093	33,446
Veeva Systems, Inc., Class A*	15,065	384,609
Vocera Communications, Inc.*	1,015	10,069

		1,741,660

Life Sciences Tools & Services (1.3%)
Accelerate Diagnostics, Inc.*	936	21,060
Affymetrix, Inc.*	768	9,646
Bio-Techne Corp.	751	75,318
Bruker Corp.*	4,645	85,793
Cambrex Corp.*	1,302	51,598
Charles River Laboratories International, Inc.*	971	76,991
Enzo Biochem, Inc.*	1,413	4,168
Fluidigm Corp.*	8,381	352,840
Furiex Pharmaceuticals, Inc.*†	311	2,279
ICON plc*	4,737	334,101
INC Research Holdings, Inc., Class A*	329	10,768

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Luminex Corp.*	1,577	$25,232
Mettler-Toledo International, Inc.*	1,225	402,596
NanoString Technologies, Inc.*	448	4,565
Pacific Biosciences of California, Inc.*	2,538	14,822
PAREXEL International Corp.*	8,611	594,073
PerkinElmer, Inc.	906	46,333
PRA Health Sciences, Inc.*	705	20,332
Quintiles Transnational Holdings, Inc.*	4,512	302,169
Sequenom, Inc.*	4,870	19,236
VWR Corp.*	646	16,790

		2,470,710

Pharmaceuticals (3.7%)
AcelRx Pharmaceuticals, Inc.*	983	3,794
Achaogen, Inc.*	317	3,094
Actavis plc*	1,838	547,026
Aerie Pharmaceuticals, Inc.*	439	13,758
Akorn, Inc.*	8,012	380,650
Alimera Sciences, Inc.*	1,163	5,827
Amphastar Pharmaceuticals, Inc.*	304	4,548
Ampio Pharmaceuticals, Inc.*	1,675	12,613
ANI Pharmaceuticals, Inc.*	279	17,451
Aratana Therapeutics, Inc.*	22,216	355,678
BioDelivery Sciences International, Inc.*	1,761	18,490
Bio-Path Holdings, Inc.*	3,236	5,825
Catalent, Inc.*	1,857	57,846
Cempra, Inc.*	1,247	42,785
Corcept Therapeutics, Inc.*	2,389	13,378
Corium International, Inc.*	11,125	75,984
Depomed, Inc.*	2,458	55,084
Dermira, Inc.*	271	4,160
Egalet Corp.*	154	1,991
Eisai Co., Ltd.	3,700	263,114
Endocyte, Inc.*	1,534	9,603
Flex Pharma, Inc.*	174	3,410
GW Pharmaceuticals plc (ADR)*	1,523	138,791
Horizon Pharma plc*	2,731	70,924
IGI Laboratories, Inc.*	1,395	11,383
Impax Laboratories, Inc.*	8,996	421,642
Intersect ENT, Inc.*	125	3,229
Intra-Cellular Therapies, Inc.*	814	19,438
Jazz Pharmaceuticals plc*	4,991	862,395
Lannett Co., Inc.*	1,073	72,653
Mallinckrodt plc*	3,434	434,916
Medicines Co.*	2,490	69,770
Mylan N.V.*	7,182	426,252
Nektar Therapeutics*	3,020	33,220
Omeros Corp.*	1,460	32,164
Ono Pharmaceutical Co., Ltd.	4,807	543,971
Pacira Pharmaceuticals, Inc.*	1,494	132,742
Pain Therapeutics, Inc.*	1,643	3,105
Pernix Therapeutics Holdings, Inc.*	1,353	14,464
Phibro Animal Health Corp., Class A	612	21,671
POZEN, Inc.*	1,154	8,909
Prestige Brands Holdings, Inc.*	2,188	93,843
Relypsa, Inc.*	854	30,804
Repros Therapeutics, Inc.*	1,028	8,830
Revance Therapeutics, Inc.*	12,129	251,434
Sagent Pharmaceuticals, Inc.*	12,204	283,743
Salix Pharmaceuticals Ltd.*	2,669	461,230
SciClone Pharmaceuticals, Inc.*	1,375	12,182
Sucampo Pharmaceuticals, Inc., Class A*	776	12,075
Supernus Pharmaceuticals, Inc.*	1,199	14,496
Tetraphase Pharmaceuticals, Inc.*	4,442	162,755
TherapeuticsMD, Inc.*	12,607	76,272
Theravance Biopharma, Inc.*	909	15,771
Theravance, Inc.	3,269	51,389
VIVUS, Inc.*	3,687	9,070
XenoPort, Inc.*	309	2,200
Zogenix, Inc.*	5,422	7,428
ZS Pharma, Inc.*	248	10,436

		6,721,706

Total Health Care		36,282,295

Industrials (17.3%)
Aerospace & Defense (2.4%)
Aerovironment, Inc.*	455	12,062
American Science & Engineering, Inc.	50	2,443
Astronics Corp.*	8,142	600,065
Cubic Corp.	57	2,951
Curtiss-Wright Corp.	528	39,040
DigitalGlobe, Inc.*	28,024	954,778
Ducommun, Inc.*	189	4,895
GenCorp, Inc.*	2,523	58,508
HEICO Corp.	2,778	169,652
Hexcel Corp.	16,020	823,748
Huntington Ingalls Industries, Inc.	1,737	243,441
KEYW Holding Corp.*	28,803	237,049
Moog, Inc., Class A*	114	8,556
SIFCO Industries, Inc.	29	632
Sparton Corp.*	447	10,952
Spirit AeroSystems Holdings, Inc., Class A*	4,708	245,805
TASER International, Inc.*	2,278	54,923
Teledyne Technologies, Inc.*	332	35,434
Textron, Inc.	10,296	456,422
TransDigm Group, Inc.	2,185	477,903
Triumph Group, Inc.	521	31,114

		4,470,373

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	990	26,987
Expeditors International of Washington, Inc.	7,428	357,881
Forward Air Corp.	1,319	71,622
Hub Group, Inc., Class A*	10,174	399,737
Park-Ohio Holdings Corp.	366	19,277
XPO Logistics, Inc.*	442	20,098

		895,602

Airlines (0.9%)
Alaska Air Group, Inc.	5,268	348,636
Allegiant Travel Co.	1,597	307,087
Copa Holdings S.A., Class A	1,097	110,764
Hawaiian Holdings, Inc.*	1,898	41,804
JetBlue Airways Corp.*	1,438	27,682
Spirit Airlines, Inc.*	9,056	700,572
Virgin America, Inc.*	3,326	101,110

		1,637,655

Building Products (1.1%)
A.O. Smith Corp.	1,427	93,697
AAON, Inc.	1,775	43,541

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Drainage Systems, Inc.	420	$12,575
Allegion plc	4,056	248,106
American Woodmark Corp.*	517	28,295
Apogee Enterprises, Inc.	723	31,234
Armstrong World Industries, Inc.*	1,888	108,503
Builders FirstSource, Inc.*	1,977	13,187
Continental Building Products, Inc.*	511	11,543
Fortune Brands Home & Security, Inc.	10,013	475,417
Griffon Corp.	349	6,083
Insteel Industries, Inc.	701	15,163
Lennox International, Inc.	1,870	208,860
Masonite International Corp.*	175	11,770
NCI Building Systems, Inc.*	1,175	20,304
Norcraft Cos., Inc.*	336	8,592
Nortek, Inc.*	383	33,800
Owens Corning, Inc.	8,400	364,560
Patrick Industries, Inc.*	336	20,923
PGT, Inc.*	1,934	21,612
Ply Gem Holdings, Inc.*	779	10,127
Quanex Building Products Corp.	117	2,310
Simpson Manufacturing Co., Inc.	112	4,185
Trex Co., Inc.*	1,420	77,433
USG Corp.*	3,932	104,984

		1,976,804

Commercial Services & Supplies (1.8%)
ARC Document Solutions, Inc.*	1,788	16,503
Casella Waste Systems, Inc., Class A*	1,550	8,525
Cenveo, Inc.*	976	2,089
Cintas Corp.	3,366	274,767
Clean Harbors, Inc.*	1,877	106,576
Copart, Inc.*	4,705	176,767
Covanta Holding Corp.	1,851	41,518
Deluxe Corp.	1,093	75,723
Healthcare Services Group, Inc.	2,962	95,169
Heritage-Crystal Clean, Inc.*	359	4,200
Herman Miller, Inc.	2,493	69,206
HNI Corp.	1,753	96,713
InnerWorkings, Inc.*	128	860
Interface, Inc.	21,999	457,139
KAR Auction Services, Inc.	2,340	88,756
Knoll, Inc.	2,038	47,750
Mobile Mini, Inc.	8,400	358,176
MSA Safety, Inc.	1,245	62,101
Multi-Color Corp.	248	17,194
Performant Financial Corp.*	1,211	4,117
Pitney Bowes, Inc.	3,872	90,295
Quest Resource Holding Corp.*	690	869
R.R. Donnelley & Sons Co.	827	15,870
Rollins, Inc.	3,973	98,252
SP Plus Corp.*	576	12,586
Steelcase, Inc., Class A	19,275	365,068
Team, Inc.*	863	33,640
Tetra Tech, Inc.	193	4,636
U.S. Ecology, Inc.	10,613	530,332
Waste Connections, Inc.	3,146	151,448
West Corp.	857	28,907

		3,335,752

Construction & Engineering (0.5%)
AECOM*	16,095	496,048
Aegion Corp.*	157	2,834
Argan, Inc.	213	7,704
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,121	203,000
Comfort Systems USA, Inc.	322	6,775
Dycom Industries, Inc.*	1,275	62,271
Furmanite Corp.*	1,650	13,018
Great Lakes Dredge & Dock Corp.*	150	902
MasTec, Inc.*	2,761	53,287
Primoris Services Corp.	1,596	27,435
Quanta Services, Inc.*	2,151	61,368
Sterling Construction Co., Inc.*	32	145

		934,787

Electrical Equipment (1.4%)
Acuity Brands, Inc.	4,511	758,570
AMETEK, Inc.	12,258	644,035
AZZ, Inc.	1,079	50,271
Capstone Turbine Corp.*	12,932	8,406
Encore Wire Corp.	654	24,773
EnerSys, Inc.	428	27,495
Enphase Energy, Inc.*	741	9,774
Franklin Electric Co., Inc.	1,858	70,864
FuelCell Energy, Inc.*	10,178	12,722
Generac Holdings, Inc.*	11,854	577,171
Hubbell, Inc., Class B	393	43,081
Polypore International, Inc.*	1,884	110,968
Power Solutions International, Inc.*	200	12,858
Preformed Line Products Co.	9	379
Revolution Lighting Technologies, Inc.*	1,230	1,365
SolarCity Corp.*	1,772	90,868
TCP International Holdings Ltd.*	1,436	2,642
Thermon Group Holdings, Inc.*	1,351	32,519
Vicor Corp.*	123	1,870

		2,480,631

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,304	491,309
Raven Industries, Inc.	1,526	31,222

		522,531

Machinery (4.0%)
Accuride Corp.*	1,455	6,780
Actuant Corp., Class A	4,677	111,032
Albany International Corp., Class A	127	5,048
Allison Transmission Holdings, Inc.	5,663	180,876
Altra Industrial Motion Corp.	12,297	339,889
American Railcar Industries, Inc.	379	18,848
ARC Group Worldwide, Inc.*	131	700
Blount International, Inc.	2,090	26,919
Chart Industries, Inc.*	1,279	44,861
CIRCOR International, Inc.	669	36,594
CLARCOR, Inc.	1,978	130,667
Colfax Corp.*	3,989	190,395
Columbus McKinnon Corp.	91	2,452
Commercial Vehicle Group, Inc.*	1,147	7,387
Crane Co.	750	46,807
Donaldson Co., Inc.	5,459	205,859
Douglas Dynamics, Inc.	826	18,866
Dynamic Materials Corp.	53	677
Energy Recovery, Inc.*	509	1,318
EnPro Industries, Inc.	959	63,246

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ExOne Co.*	439	$5,992
Global Brass & Copper Holdings, Inc.	783	12,097
Gorman-Rupp Co.	790	23,660
Graco, Inc.	2,536	182,998
Graham Corp.	447	10,715
Greenbrier Cos., Inc.	1,166	67,628
Harsco Corp.	3,390	58,511
Hillenbrand, Inc.	2,654	81,929
Hyster-Yale Materials Handling, Inc.	430	31,515
IDEX Corp.	9,298	705,067
ITT Corp.	864	34,482
John Bean Technologies Corp.	1,227	43,828
Kadant, Inc.	65	3,420
Lincoln Electric Holdings, Inc.	7,565	494,675
Lindsay Corp.	436	33,245
Lydall, Inc.*	610	19,349
Manitex International, Inc.*	611	5,945
Manitowoc Co., Inc.	13,600	293,216
Meritor, Inc.*	2,174	27,414
Middleby Corp.*	8,628	885,664
Miller Industries, Inc.	51	1,250
Mueller Industries, Inc.	1,562	56,435
Mueller Water Products, Inc., Class A	6,693	65,926
Navistar International Corp.*	363	10,709
NN, Inc.	704	17,656
Nordson Corp.	2,692	210,891
Omega Flex, Inc.	126	3,169
Proto Labs, Inc.*	5,160	361,200
RBC Bearings, Inc.	983	75,239
Rexnord Corp.*	3,172	84,661
Snap-on, Inc.	338	49,706
Standex International Corp.	386	31,702
Sun Hydraulics Corp.	932	38,548
Tennant Co.	775	50,662
Timken Co.	213	8,976
Toro Co.	2,358	165,343
TriMas Corp.*	1,682	51,789
Trinity Industries, Inc.	4,969	176,449
Twin Disc, Inc.	253	4,471
Valmont Industries, Inc.	2,927	359,670
Wabash National Corp.*	2,896	40,834
WABCO Holdings, Inc.*	2,373	291,594
Wabtec Corp.	5,227	496,617
Watts Water Technologies, Inc., Class A	73	4,017
Woodward, Inc.	1,866	95,185
Xerium Technologies, Inc.*	478	7,753
Xylem, Inc.	5,570	195,061

		7,416,084

Marine (0.4%)
Kirby Corp.*	8,305	623,290
Matson, Inc.	620	26,139

		649,429

Professional Services (1.7%)
Advisory Board Co.*	10,788	574,785
Barrett Business Services, Inc.	315	13,495
Corporate Executive Board Co.	1,427	113,960
Dun & Bradstreet Corp.	553	70,983
Equifax, Inc.	2,734	254,262
Exponent, Inc.	3,119	277,279
Franklin Covey Co.*	284	5,470
GP Strategies Corp.*	386	14,282
Hill International, Inc.*	1,029	3,694
Huron Consulting Group, Inc.*	1,487	98,365
IHS, Inc., Class A*	2,677	304,536
Insperity, Inc.	946	49,466
Kforce, Inc.	1,011	22,555
Korn/Ferry International	1,073	35,270
Mistras Group, Inc.*	714	13,752
On Assignment, Inc.*	2,145	82,304
Paylocity Holding Corp.*	5,511	157,835
Robert Half International, Inc.	15,471	936,305
RPX Corp.*	191	2,748
TriNet Group, Inc.*	205	7,222
TrueBlue, Inc.*	1,738	42,320
WageWorks, Inc.*	1,482	79,035

		3,159,923

Road & Rail (1.4%)
AMERCO	171	56,498
ArcBest Corp.	1,006	38,117
Avis Budget Group, Inc.*	4,414	260,492
Celadon Group, Inc.	39	1,062
Genesee & Wyoming, Inc., Class A*	9,105	878,086
Heartland Express, Inc.	2,306	54,790
Kansas City Southern	3,090	315,427
Knight Transportation, Inc.	2,489	80,270
Landstar System, Inc.	7,756	514,223
Marten Transport Ltd.	438	10,162
Old Dominion Freight Line, Inc.*	2,633	203,531
P.A.M. Transportation Services, Inc.*	17	974
Quality Distribution, Inc.*	312	3,223
Roadrunner Transportation Systems, Inc.*	413	10,436
Saia, Inc.*	1,042	46,161
Swift Transportation Co.*	3,557	92,553
Universal Truckload Services, Inc.	183	4,608
Werner Enterprises, Inc.	385	12,093
YRC Worldwide, Inc.*	234	4,203

		2,586,909

Trading Companies & Distributors (0.9%)
Air Lease Corp.	264	9,963
Aircastle Ltd.	799	17,946
Applied Industrial Technologies, Inc.	637	28,882
Beacon Roofing Supply, Inc.*	8,345	261,199
DXP Enterprises, Inc.*	543	23,941
General Finance Corp.*	490	3,954
H&E Equipment Services, Inc.	1,320	32,987
HD Supply Holdings, Inc.*	14,945	465,611
Kaman Corp.	589	24,991
MRC Global, Inc.*	1,957	23,190
MSC Industrial Direct Co., Inc., Class A	1,981	143,028
Neff Corp., Class A*	85	896
NOW, Inc.*	381	8,245
Rush Enterprises, Inc., Class A*	1,204	32,941
Stock Building Supply Holdings, Inc.*	645	11,649
TAL International Group, Inc.*	504	20,528
Textainer Group Holdings Ltd.	219	6,568
Titan Machinery, Inc.*	117	1,562

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*	4,821	$439,482
Watsco, Inc.	1,078	135,505

		1,693,068

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	347	5,316

Total Industrials		31,764,864

Information Technology (23.0%)
Communications Equipment (2.0%)
ADTRAN, Inc.	1,105	20,630
Aerohive Networks, Inc.*	220	981
Alliance Fiber Optic Products, Inc.	485	8,449
Applied Optoelectronics, Inc.*	653	9,064
Arista Networks, Inc.*	5,570	392,852
ARRIS Group, Inc.*	5,266	152,161
Aruba Networks, Inc.*	4,454	109,078
CalAmp Corp.*	1,515	24,528
Ciena Corp.*	4,435	85,640
Clearfield, Inc.*	502	7,440
CommScope Holding Co., Inc.*	2,626	74,946
EchoStar Corp., Class A*	439	22,705
Extreme Networks, Inc.*	2,835	8,959
F5 Networks, Inc.*	2,739	314,821
Finisar Corp.*	4,043	86,278
Harmonic, Inc.*	573	4,246
Infinera Corp.*	4,376	86,076
InterDigital, Inc.	1,548	78,545
Ixia*	29,312	355,555
KVH Industries, Inc.*	506	7,651
Numerex Corp., Class A*	535	6,099
Palo Alto Networks, Inc.*	6,161	899,999
ParkerVision, Inc.*	4,154	3,448
Plantronics, Inc.	1,586	83,979
Polycom, Inc.*	2,658	35,617
Procera Networks, Inc.*	137	1,286
Riverbed Technology, Inc.*	6,702	140,139
Ruckus Wireless, Inc.*	2,742	35,289
ShoreTel, Inc.*	15,797	107,736
Sonus Networks, Inc.*	2,088	16,453
TESSCO Technologies, Inc.	14	345
Ubiquiti Networks, Inc.	1,250	36,937
ViaSat, Inc.*	8,892	530,052

		3,747,984

Electronic Equipment, Instruments & Components (2.8%)
Anixter International, Inc.*	509	38,750
Avnet, Inc.	1,177	52,377
Badger Meter, Inc.	619	37,103
Belden, Inc.	1,824	170,653
CDW Corp.	15,058	560,760
Cognex Corp.*	20,196	1,001,520
Coherent, Inc.*	5,067	329,152
Control4 Corp.*	513	6,146
CUI Global, Inc.*	590	3,457
Daktronics, Inc.	1,155	12,486
DTS, Inc.*	196	6,678
Electro Rent Corp.	28	318
FARO Technologies, Inc.*	7,973	495,362
FEI Co.	1,761	134,435
FLIR Systems, Inc.	4,127	129,093
InvenSense, Inc.*	3,000	45,630
IPG Photonics Corp.*	1,389	128,760
Littelfuse, Inc.	815	81,003
Maxwell Technologies, Inc.*	1,320	10,639
Mesa Laboratories, Inc.	115	8,303
Methode Electronics, Inc.	1,599	75,217
MTS Systems Corp.	638	48,265
National Instruments Corp.	4,152	133,030
Newport Corp.*	1,491	28,418
OSI Systems, Inc.*	189	14,035
Plexus Corp.*	490	19,977
RealD, Inc.*	1,666	21,308
Rogers Corp.*	213	17,511
Speed Commerce, Inc.*	1,660	1,060
SYNNEX Corp.	123	9,502
TE Connectivity Ltd.	6,297	450,991
Trimble Navigation Ltd.*	10,911	274,957
Universal Display Corp.*	1,712	80,036
Zebra Technologies Corp., Class A*	7,294	661,675

		5,088,607

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	8,076	573,759
Amber Road, Inc.*	359	3,321
Angie’s List, Inc.*	1,928	11,317
Bankrate, Inc.*	267	3,028
Bazaarvoice, Inc.*	49,161	277,760
Benefitfocus, Inc.*	213	7,836
Borderfree, Inc.*	15,531	93,341
Box, Inc., Class A*	347	6,853
Brightcove, Inc.*	1,400	10,262
Carbonite, Inc.*	787	11,254
Care.com, Inc.*	289	2,191
ChannelAdvisor Corp.*	861	8,343
Cimpress N.V.*	1,389	117,204
comScore, Inc.*	1,461	74,803
Constant Contact, Inc.*	1,324	50,590
Cornerstone OnDemand, Inc.*	2,240	64,714
CoStar Group, Inc.*	6,934	1,371,753
Coupons.com, Inc.*	524	6,152
Cvent, Inc.*	1,851	51,902
Dealertrack Technologies, Inc.*	1,895	72,995
Demandware, Inc.*	10,126	616,673
Dice Holdings, Inc.*	532	4,745
Endurance International Group Holdings, Inc.*	1,258	23,978
Envestnet, Inc.*	1,437	80,587
Equinix, Inc. (REIT)	1,441	335,537
Everyday Health, Inc.*	297	3,819
Five9, Inc.*	478	2,658
Global Sources Ltd.*	46	270
Gogo, Inc.*	2,341	44,620
GrubHub, Inc.*	390	17,702
GTT Communications, Inc.*	685	12,933
Hortonworks, Inc.*	196	4,673
IAC/InterActiveCorp	1,271	85,754
j2 Global, Inc.	1,975	129,718
LendingClub Corp.*	1,996	39,221
LivePerson, Inc.*	2,282	23,356
LogMeIn, Inc.*	1,026	57,446
Marchex, Inc., Class B	1,443	5,887
Marin Software, Inc.*	1,177	7,403
Marketo, Inc.*	1,079	27,644
New Relic, Inc.*	1,045	36,262
NIC, Inc.	2,739	48,398
OPOWER, Inc.*	307	3,110
Pandora Media, Inc.*	22,273	361,045
Perficient, Inc.*	926	19,159

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Q2 Holdings, Inc.*	397	$8,393
Rackspace Hosting, Inc.*	4,925	254,081
Reis, Inc.	42	1,077
RetailMeNot, Inc.*	1,280	23,053
Rocket Fuel, Inc.*	805	7,406
SciQuest, Inc.*	1,136	19,233
Shutterstock, Inc.*	6,430	441,548
SPS Commerce, Inc.*	684	45,896
Stamps.com, Inc.*	547	36,808
Textura Corp.*	783	21,282
Travelzoo, Inc.*	304	2,931
TrueCar, Inc.*	341	6,087
Unwired Planet, Inc.*	4,114	2,352
Web.com Group, Inc.*	2,177	41,254
WebMD Health Corp.*	1,634	71,626
Wix.com Ltd.*	566	10,845
XO Group, Inc.*	1,123	19,843
Xoom Corp.*	1,291	18,965
Yelp, Inc.*	2,121	100,429
Zillow Group, Inc., Class A*	6,023	604,107

		6,549,192

IT Services (1.9%)
Blackhawk Network Holdings, Inc.*	2,197	78,587
Booz Allen Hamilton Holding Corp.	2,927	84,707
Broadridge Financial Solutions, Inc.	5,065	278,626
Cardtronics, Inc.*	1,880	70,688
Cass Information Systems, Inc.	482	27,059
CSG Systems International, Inc.	591	17,961
DST Systems, Inc.	963	106,614
EPAM Systems, Inc.*	1,487	91,138
Euronet Worldwide, Inc.*	2,128	125,020
EVERTEC, Inc.	2,778	60,727
ExlService Holdings, Inc.*	583	21,688
Forrester Research, Inc.	473	17,397
Gartner, Inc.*	3,782	317,121
Genpact Ltd.*	733	17,042
Global Payments, Inc.	2,858	262,021
Hackett Group, Inc.	247	2,208
Heartland Payment Systems, Inc.	1,515	70,978
Higher One Holdings, Inc.*	533	1,290
IGATE Corp.*	1,552	66,208
Information Services Group, Inc.	1,406	5,610
Jack Henry & Associates, Inc.	3,535	247,061
Lionbridge Technologies, Inc.*	2,809	16,067
Luxoft Holding, Inc.*	322	16,660
MAXIMUS, Inc.	2,833	189,131
NeuStar, Inc., Class A*	1,953	48,083
Sabre Corp.	1,910	46,413
Science Applications International Corp.	1,658	85,138
Sykes Enterprises, Inc.*	150	3,728
Syntel, Inc.*	1,312	67,870
TeleTech Holdings, Inc.	398	10,129
Total System Services, Inc.	5,425	206,964
Unisys Corp.*	1,302	30,219
Vantiv, Inc., Class A*	5,227	197,058
VeriFone Systems, Inc.*	12,736	444,359
Virtusa Corp.*	1,096	45,352
WEX, Inc.*	1,624	174,353

		3,551,275

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Energy Industries, Inc.*	1,575	40,414
Advanced Micro Devices, Inc.*	26,040	69,787
Ambarella, Inc.*	1,203	91,079
Amkor Technology, Inc.*	1,906	16,840
Applied Micro Circuits Corp.*	3,252	16,585
Atmel Corp.	17,571	144,609
Brooks Automation, Inc.	214	2,489
Cabot Microelectronics Corp.*	854	42,674
Cavium, Inc.*	14,024	993,180
Cirrus Logic, Inc.*	765	25,444
Cree, Inc.*	2,572	91,280
Cypress Semiconductor Corp.*	12,784	180,382
Diodes, Inc.*	1,046	29,874
Entegris, Inc.*	3,246	44,438
Entropic Communications, Inc.*	301	891
Exar Corp.*	273	2,744
First Solar, Inc.*	3,170	189,534
Freescale Semiconductor Ltd.*	4,054	165,241
Inphi Corp.*	1,316	23,464
Integrated Device Technology, Inc.*	4,136	82,803
Intersil Corp., Class A	45,722	654,739
Lattice Semiconductor Corp.*	73,627	466,795
MA-COM Technology Solutions Holdings, Inc.*	6,852	255,306
MaxLinear, Inc., Class A*	1,243	10,106
Mellanox Technologies Ltd.*	7,319	331,843
Micrel, Inc.	1,877	28,305
Microsemi Corp.*	2,669	94,483
Monolithic Power Systems, Inc.	1,630	85,820
Nanometrics, Inc.*	23,238	390,863
NVE Corp.	94	6,478
NXP Semiconductors N.V.*	5,959	598,045
ON Semiconductor Corp.*	43,496	526,737
PDF Solutions, Inc.*	1,270	22,758
PMC-Sierra, Inc.*	2,287	21,223
Power Integrations, Inc.	1,282	66,767
Qorvo, Inc.*	6,001	478,280
QuickLogic Corp.*	2,252	4,346
Rambus, Inc.*	4,793	60,272
Rubicon Technology, Inc.*	129	508
Rudolph Technologies, Inc.*	149	1,642
Semtech Corp.*	14,665	390,749
Silicon Laboratories, Inc.*	7,321	371,687
Skyworks Solutions, Inc.	7,944	780,816
Sumco Corp.	14,800	248,903
SunEdison, Inc.*	14,984	359,616
SunPower Corp.*	179	5,604
Synaptics, Inc.*	1,504	122,283
Teradyne, Inc.	879	16,569
Tessera Technologies, Inc.	1,313	52,888
Ultra Clean Holdings, Inc.*	391	2,796
Ultratech, Inc.*	236	4,092
Vitesse Semiconductor Corp.*	2,068	10,981
Xcerra Corp.*	945	8,401

		8,734,453

Software (7.6%)
A10 Networks, Inc.*	19,617	84,942
ACI Worldwide, Inc.*	4,808	104,141
Advent Software, Inc.	2,168	95,631
American Software, Inc., Class A	1,012	10,343
ANSYS, Inc.*	894	78,842
Aspen Technology, Inc.*	8,195	315,426

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
AVG Technologies N.V.*	1,475	$31,934
Barracuda Networks, Inc.*	10,440	401,627
Blackbaud, Inc.	1,947	92,249
Bottomline Technologies de, Inc.*	16,858	461,403
BroadSoft, Inc.*	14,835	496,379
Cadence Design Systems, Inc.*	42,489	783,497
Callidus Software, Inc.*	30,409	385,586
CommVault Systems, Inc.*	1,993	87,094
Comverse, Inc.*	931	18,341
Covisint Corp.*	10	20
Cyan, Inc.*	1,237	4,936
Digimarc Corp.	280	6,146
Ellie Mae, Inc.*	1,188	65,708
EnerNOC, Inc.*	304	3,466
Epiq Systems, Inc.	52	932
ePlus, Inc.*	7	609
FactSet Research Systems, Inc.	3,276	521,539
Fair Isaac Corp.	1,344	119,240
FireEye, Inc.*	3,077	120,772
Fleetmatics Group plc*	1,577	70,728
Fortinet, Inc.*	5,751	200,997
Gigamon, Inc.*	1,003	21,304
Globant S.A.*	173	3,643
Glu Mobile, Inc.*	3,337	16,718
Guidance Software, Inc.*	656	3,549
Guidewire Software, Inc.*	15,131	796,042
HubSpot, Inc.*	5,649	225,395
Imperva, Inc.*	1,068	45,604
Infoblox, Inc.*	2,039	48,671
Informatica Corp.*	4,139	181,516
Interactive Intelligence Group, Inc.*	704	28,991
Jive Software, Inc.*	1,862	9,552
Kofax Ltd.*	3,115	34,109
Manhattan Associates, Inc.*	3,169	160,383
Mavenir Systems, Inc.*	520	9,225
MicroStrategy, Inc., Class A*	384	64,969
MobileIron, Inc.*	18,540	171,680
Mobileye N.V.*	8,765	368,393
Model N, Inc.*	585	6,997
Monotype Imaging Holdings, Inc.	1,665	54,346
NetScout Systems, Inc.*	1,537	67,397
NetSuite, Inc.*	6,274	581,976
Park City Group, Inc.*	425	5,857
Pegasystems, Inc.	1,488	32,364
Proofpoint, Inc.*	1,628	96,410
PROS Holdings, Inc.*	988	24,414
PTC, Inc.*	4,972	179,837
QAD, Inc., Class A	189	4,574
QAD, Inc., Class B	37	740
Qlik Technologies, Inc.*	3,745	116,582
Qualys, Inc.*	849	39,462
Rally Software Development Corp.*	1,043	16,365
RealPage, Inc.*	2,181	43,925
Rubicon Project, Inc.*	314	5,627
Sapiens International Corp. N.V.*	79	648
ServiceNow, Inc.*	14,074	1,108,750
Silver Spring Networks, Inc.*	1,438	12,856
SolarWinds, Inc.*	13,547	694,148
Solera Holdings, Inc.	9,943	513,655
Splunk, Inc.*	4,951	293,099
SS&C Technologies Holdings, Inc.	2,867	178,614
Synchronoss Technologies, Inc.*	1,488	70,620
Tableau Software, Inc., Class A*	6,637	614,055
Take-Two Interactive Software, Inc.*	11,003	280,081
Tangoe, Inc.*	1,627	22,453
TiVo, Inc.*	1,332	14,133
TubeMogul, Inc.*	37	511
Tyler Technologies, Inc.*	3,851	464,161
Ultimate Software Group, Inc.*	3,872	658,066
Varonis Systems, Inc.*	187	4,798
VASCO Data Security International, Inc.*	1,240	26,710
Verint Systems, Inc.*	2,365	146,464
VirnetX Holding Corp.*	1,860	11,327
Vringo, Inc.*	2,748	1,787
Workday, Inc., Class A*	5,918	499,538
Workiva, Inc.*	182	2,621
Yodlee, Inc.*	172	2,315
Zendesk, Inc.*	11,858	269,058
Zix Corp.*	2,472	9,715

		13,929,328

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	4,596	126,022
Cray, Inc.*	1,717	48,213
Diebold, Inc.	2,721	96,487
Dot Hill Systems Corp.*	2,585	13,701
Electronics for Imaging, Inc.*	1,968	82,164
Immersion Corp.*	1,247	11,447
NCR Corp.*	680	20,067
Nimble Storage, Inc.*	401	8,946
Quantum Corp.*	3,778	6,045
Silicon Graphics International Corp.*	1,419	12,331
Stratasys Ltd.*	1,185	62,544
Super Micro Computer, Inc.*	1,455	48,321
Violin Memory, Inc.*	3,332	12,562

		548,850

Total Information Technology		42,149,689

Materials (4.5%)
Chemicals (2.3%)
A. Schulman, Inc.	292	14,074
Albemarle Corp.	1,443	76,248
Axalta Coating Systems Ltd.*	1,373	37,922
Balchem Corp.	1,285	71,163
Cabot Corp.	172	7,740
Calgon Carbon Corp.	2,251	47,429
Chase Corp.	262	11,457
Chemtura Corp.*	3,034	82,798
Cytec Industries, Inc.	356	19,238
Ferro Corp.*	3,012	37,801
Flotek Industries, Inc.*	2,271	33,475
FutureFuel Corp.	163	1,674
H.B. Fuller Co.	11,877	509,167
Hawkins, Inc.	64	2,431
Huntsman Corp.	5,921	131,269
Innophos Holdings, Inc.	535	30,153
Innospec, Inc.	214	9,927
International Flavors & Fragrances, Inc.	3,407	399,982
Koppers Holdings, Inc.	852	16,767
Kronos Worldwide, Inc.	104	1,316
Marrone Bio Innovations, Inc.*	611	2,365
Minerals Technologies, Inc.	404	29,532
NewMarket Corp.	376	179,653

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
OMNOVA Solutions, Inc.*	2,062	$17,589
Platform Specialty Products Corp.*	19,285	494,853
PolyOne Corp.	16,075	600,401
Quaker Chemical Corp.	4,685	401,223
Rayonier Advanced Materials, Inc.	225	3,353
Rentech, Inc.*	6,814	7,632
RPM International, Inc.	5,173	248,252
Scotts Miracle-Gro Co., Class A	1,875	125,944
Senomyx, Inc.*	1,847	8,145
Sensient Technologies Corp.	111	7,646
Stepan Co.	345	14,373
Trecora Resources*	745	9,089
Trinseo S.A.*	78	1,544
Valspar Corp.	3,547	298,054
W.R. Grace & Co.*	2,757	272,585
Zep, Inc.	274	4,666

		4,268,930

Construction Materials (0.6%)
Eagle Materials, Inc.	2,099	175,392
Headwaters, Inc.*	3,097	56,799
Martin Marietta Materials, Inc.	5,715	798,957
U.S. Concrete, Inc.*	582	19,718
United States Lime & Minerals, Inc.	79	5,096

		1,055,962

Containers & Packaging (1.1%)
AEP Industries, Inc.*	148	8,146
AptarGroup, Inc.	627	39,827
Avery Dennison Corp.	1,373	72,646
Ball Corp.	5,844	412,820
Berry Plastics Group, Inc.*	2,157	78,062
Crown Holdings, Inc.*	5,809	313,802
Graphic Packaging Holding Co.	13,721	199,503
Myers Industries, Inc.	1,057	18,529
Owens-Illinois, Inc.*	4,188	97,664
Packaging Corp. of America	4,125	322,534
Sealed Air Corp.	9,046	412,136
Silgan Holdings, Inc.	1,836	106,727

		2,082,396

Metals & Mining (0.3%)
Carpenter Technology Corp.	146	5,676
Coeur Mining, Inc.*	1,111	5,233
Compass Minerals International, Inc.	1,404	130,867
Globe Specialty Metals, Inc.	2,684	50,781
Gold Resource Corp.	1,823	5,815
Handy & Harman Ltd.*	21	862
Haynes International, Inc.	36	1,606
Horsehead Holding Corp.*	315	3,988
Materion Corp.	332	12,759
Olympic Steel, Inc.	24	323
RTI International Metals, Inc.*	94	3,376
Ryerson Holding Corp.*	76	484
Stillwater Mining Co.*	4,736	61,189
SunCoke Energy, Inc.	1,906	28,476
Tahoe Resources, Inc.	587	6,434
TimkenSteel Corp.	118	3,123
U.S. Silica Holdings, Inc.	2,269	80,799
Walter Energy, Inc.	810	502
Worthington Industries, Inc.	2,172	57,797

		460,090

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,666	62,408
Clearwater Paper Corp.*	799	52,175
Deltic Timber Corp.	471	31,204
KapStone Paper and Packaging Corp.	3,542	116,319
Neenah Paper, Inc.	356	22,264
P.H. Glatfelter Co.	674	18,555
Schweitzer-Mauduit International, Inc.	214	9,870
Wausau Paper Corp.	1,624	15,477

		328,272

Total Materials		8,195,650

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	1,259	10,576
Cincinnati Bell, Inc.*	2,141	7,558
Cogent Communications Holdings, Inc.	1,967	69,494
Consolidated Communications Holdings, Inc.	1,488	30,355
FairPoint Communications, Inc.*	714	12,566
General Communication, Inc., Class A*	1,475	23,246
IDT Corp., Class B	647	11,484
inContact, Inc.*	2,296	25,026
Inteliquent, Inc.	1,371	21,579
Intelsat S.A.*	297	3,564
Lumos Networks Corp.	689	10,514
magicJack VocalTec Ltd.*	721	4,932
Premiere Global Services, Inc.*	321	3,069
Windstream Holdings, Inc.	23,667	175,136
Zayo Group Holdings, Inc.*	352	9,842

		418,941

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*†	535	1,011
NTELOS Holdings Corp.	392	1,882
RingCentral, Inc., Class A*	1,180	18,089
Shenandoah Telecommunications Co.	866	26,985

		47,967

Total Telecommunication Services		466,908

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,240	233,563

Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc	71	2,398
Ormat Technologies, Inc.	924	35,131
Pattern Energy Group, Inc.	1,838	52,052
TerraForm Power, Inc., Class A	440	16,064
Vivint Solar, Inc.*	250	3,035

		108,680

Water Utilities (0.0%)
American States Water Co.	139	5,545
SJW Corp.	146	4,513

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	393	$9,542

		19,600

Total Utilities		361,843

Total Common Stocks (97.6%) (Cost $126,585,636)		178,832,054

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.4%)
iShares® Russell Mid-Cap Growth ETF (Cost $656,937)	7,092	694,519

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*† (Cost $—)	162	—

Total Investments (98.0%) (Cost $127,242,573)		179,526,573
Other Assets Less Liabilities (2.0%)		3,741,221

Net Assets (100%)		$183,267,794

*	Non-income producing.

†	Securities (totaling $3,290 or 0.0% of net assets) held at fair value by management.

Glossary:

ADR — American Depositary Receipt

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2	June-15	$172,064	$173,180	$1,116
Russell 2000 Mini Index	4	June-15	486,171	499,560	13,389
S&P MidCap 400 E-Mini Index	6	June-15	891,528	911,880	20,352

					$34,857

At March 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar vs. U.S. Dollar, expiring 4/10/15	Deutsche Bank AG	124	$15,963	$15,963	$—	#

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$34,112,391	$392,942	$—		$34,505,333
Consumer Staples	5,516,542	942	—		5,517,484
Energy	5,690,433	—	—		5,690,433
Financials	13,565,957	331,598	—		13,897,555
Health Care	35,472,931	807,085	2,279		36,282,295
Industrials	31,764,864	—	—		31,764,864
Information Technology	41,900,786	248,903	—		42,149,689
Materials	8,195,650	—	—		8,195,650
Telecommunication Services	465,897	—	1,011		466,908
Utilities	361,843	—	—		361,843
Futures	34,857	—	—		34,857
Investment Companies
Exchange Traded Funds (ETFs)	694,519	—	—		694,519
Warrants
Energy	—	—	—	(c)	—

Total Assets	$177,776,670	$1,781,470	$3,290		$179,561,430

Liabilities:
Forward Currency Contracts	$—	$—	$—		$—

Total Liabilities	$—	$—	$—		$—

Total	$177,776,670	$1,781,470	$3,290		$179,561,430

(a)	A security with a market value of $942 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $1,011 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,557,725
Aggregate gross unrealized depreciation	(6,166,383)

Net unrealized appreciation	$51,391,342

Federal income tax cost of investments	$128,135,231

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.0%)
Cooper Tire & Rubber Co.	2,649	$113,483
Cooper-Standard Holding, Inc.*	648	38,362
Dana Holding Corp.	4,298	90,946
Federal-Mogul Holdings Corp.*	1,426	18,980
Fuel Systems Solutions, Inc.*	707	7,805
Gentex Corp.	6,094	111,520
Goodyear Tire & Rubber Co.	28,675	776,519
Lear Corp.	823	91,205
Metaldyne Performance Group, Inc.*	188	3,388
Modine Manufacturing Co.*	1,676	22,576
Remy International, Inc.	1,427	31,694
Spartan Motors, Inc.	1,758	8,526
Standard Motor Products, Inc.	395	16,693
Stoneridge, Inc.*	344	3,884
Strattec Security Corp.	39	2,880
Superior Industries International, Inc.	1,238	23,435
TRW Automotive Holdings Corp.*	5,570	584,014
Visteon Corp.*	2,236	215,550

		2,161,460

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,041	66,957
VOXX International Corp.*	1,049	9,609
Weyco Group, Inc.	315	9,418

		85,984

Diversified Consumer Services (0.8%)
2U, Inc.*	342	8,748
American Public Education, Inc.*	48	1,439
Apollo Education Group, Inc.*	4,895	92,613
Ascent Capital Group, Inc., Class A*	694	27,628
Bridgepoint Education, Inc.*	879	8,482
Career Education Corp.*	3,365	16,926
Carriage Services, Inc.	680	16,232
Chegg, Inc.*	3,790	30,131
DeVry Education Group, Inc.	3,197	106,652
Graham Holdings Co., Class B	175	183,685
Houghton Mifflin Harcourt Co.*	5,485	128,788
ITT Educational Services, Inc.*	1,082	7,347
K12, Inc.*	1,022	16,066
Regis Corp.*	2,114	34,585
Service Corp. International	2,404	62,624
ServiceMaster Global Holdings, Inc.*	665	22,444
Steiner Leisure Ltd.*	19,648	931,315
Universal Technical Institute, Inc.	1,073	10,301
Weight Watchers International, Inc.*	104	727

		1,706,733

Hotels, Restaurants & Leisure (1.8%)
Aramark	187	5,915
Belmond Ltd., Class A*	4,870	59,804
BFC Financial Corp., Class A*	702,000	2,253,420
Biglari Holdings, Inc.*	87	36,027
BJ’s Restaurants, Inc.*	845	42,630
Bloomin’ Brands, Inc.	14,100	343,053
Bob Evans Farms, Inc.	1,247	57,686
Boyd Gaming Corp.*	774	10,991
Bravo Brio Restaurant Group, Inc.*	115	1,689
Caesars Acquisition Co., Class A*	2,392	16,266
Caesars Entertainment Corp.*	2,260	23,798
Carrols Restaurant Group, Inc.*	1,818	15,071
Choice Hotels International, Inc.	1,631	104,498
Churchill Downs, Inc.	229	26,328
Cracker Barrel Old Country Store, Inc.	62	9,433
Dave & Buster’s Entertainment, Inc.*	90	2,741
Denny’s Corp.*	1,423	16,222
DineEquity, Inc.	511	54,682
El Pollo Loco Holdings, Inc.*	95	2,433
Empire Resorts, Inc.*	805	3,703
Habit Restaurants, Inc., Class A*	84	2,700
International Speedway Corp., Class A	1,389	45,295
Interval Leisure Group, Inc.	455	11,926
Intrawest Resorts Holdings, Inc.*	729	6,357
Isle of Capri Casinos, Inc.*	1,060	14,893
La Quinta Holdings, Inc.*	680	16,102
Life Time Fitness, Inc.*	1,958	138,940
Marcus Corp.	908	19,331
Marriott Vacations Worldwide Corp.	1,357	109,985
Monarch Casino & Resort, Inc.*	494	9,455
Morgans Hotel Group Co.*	1,066	8,262
Penn National Gaming, Inc.*	3,959	61,998
Ruby Tuesday, Inc.*	3,168	19,040
Ruth’s Hospitality Group, Inc.	658	10,449
Scientific Games Corp., Class A*	936	9,800
Shake Shack, Inc., Class A*	64	3,203
Sonic Corp.	8,419	266,882
Speedway Motorsports, Inc.	563	12,808
Wendy’s Co.	13,881	151,303

		4,005,119

Household Durables (3.7%)
Beazer Homes USA, Inc.*	745	13,201
Blyth, Inc.*	125,000	948,750
Century Communities, Inc.*	182	3,518
CSS Industries, Inc.	440	13,266
D.R. Horton, Inc.	14,812	421,846
Dixie Group, Inc.*	170	1,538
Ethan Allen Interiors, Inc.	1,245	34,412
Flexsteel Industries, Inc.	234	7,322
GoPro, Inc., Class A*	369	16,018
Helen of Troy Ltd.*	903	73,585
Hovnanian Enterprises, Inc., Class A*	5,920	21,075
Jarden Corp.*	41,018	2,169,852
KB Home	1,118	17,463
La-Z-Boy, Inc.	357	10,035
Leggett & Platt, Inc.	3,562	164,173
Lennar Corp., Class A	16,870	874,035
LGI Homes, Inc.*	584	9,729
Libbey, Inc.	64	2,554
Lifetime Brands, Inc.	506	7,732
M.D.C. Holdings, Inc.	1,985	56,573
M/I Homes, Inc.*	1,231	29,347
Meritage Homes Corp.*	1,980	96,307
NACCO Industries, Inc., Class A	210	11,128
New Home Co., Inc.*	424	6,763
Ryland Group, Inc.	2,369	115,465
Skullcandy, Inc.*	1,063	12,012

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Standard Pacific Corp.*	7,326	$65,934
Taylor Morrison Home Corp., Class A*	1,627	33,923
Toll Brothers, Inc.*	9,010	354,453
TRI Pointe Homes, Inc.*	108,771	1,678,337
UCP, Inc., Class A*	409	3,558
WCI Communities, Inc.*	609	14,586
Whirlpool Corp.	4,098	828,042
William Lyon Homes, Class A*	785	20,269

		8,136,801

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,249	14,776
EVINE Live, Inc.*	1,414	9,488
FTD Cos., Inc.*	884	26,467
Gaiam, Inc., Class A*	782	5,701
HomeAway, Inc.*	365	11,012
Lands’ End, Inc.*	824	29,565
Orbitz Worldwide, Inc.*	1,414	16,487
Shutterfly, Inc.*	760	34,382
Travelport Worldwide Ltd.	825	13,778
Wayfair, Inc., Class A*	374	12,013

		173,669

Leisure Products (0.3%)
Arctic Cat, Inc.	439	15,944
Black Diamond, Inc.*	1,191	11,255
Brunswick Corp.	8,751	450,239
Callaway Golf Co.	3,864	36,824
Escalade, Inc.	341	5,927
JAKKS Pacific, Inc.*	891	6,094
Johnson Outdoors, Inc., Class A	230	7,615
LeapFrog Enterprises, Inc.*	3,357	7,318
Nautilus, Inc.*	600	9,162
Vista Outdoor, Inc.*	3,225	138,095

		688,473

Media (1.5%)
AH Belo Corp., Class A	892	7,341
AMC Entertainment Holdings, Inc., Class A	1,061	37,655
AMC Networks, Inc., Class A*	2,900	222,256
Central European Media Enterprises Ltd., Class A*	3,515	9,350
Cinedigm Corp., Class A*	3,136	5,080
Clear Channel Outdoor Holdings, Inc., Class A	1,109	11,223
Crown Media Holdings, Inc., Class A*	424	1,696
Cumulus Media, Inc., Class A*	2,518	6,219
Daily Journal Corp.*	54	9,893
Dex Media, Inc.*	721	3,021
DreamWorks Animation SKG, Inc., Class A*	3,782	91,524
Entercom Communications Corp., Class A*	1,257	15,272
Entravision Communications Corp., Class A	173	1,095
Eros International plc*	694	12,124
EW Scripps Co., Class A*	1,568	44,594
Gannett Co., Inc.	32,759	1,214,704
Global Eagle Entertainment, Inc.*	525	6,988
Harte-Hanks, Inc.	2,446	19,079
Hemisphere Media Group, Inc.*	467	5,908
John Wiley & Sons, Inc., Class A	2,236	136,709
Journal Communications, Inc., Class A*	2,294	33,997
Lee Enterprises, Inc.*	2,599	8,239
Live Nation Entertainment, Inc.*	3,611	91,105
Madison Square Garden Co., Class A*	3,136	265,462
Martha Stewart Living Omnimedia, Inc., Class A*	384	2,496
McClatchy Co., Class A*	3,007	5,533
MDC Partners, Inc., Class A	1,592	45,133
Media General, Inc.*	4,038	66,587
Meredith Corp.	1,817	101,334
National CineMedia, Inc.	2,403	36,285
New Media Investment Group, Inc.	2,233	53,436
New York Times Co., Class A	35,688	491,067
ReachLocal, Inc.*	271	789
Reading International, Inc., Class A*	868	11,675
Regal Entertainment Group, Class A	3,116	71,169
Rentrak Corp.*	40	2,222
Saga Communications, Inc., Class A	140	6,236
Salem Media Group, Inc.	574	3,536
Scholastic Corp.	1,320	54,041
SFX Entertainment, Inc.*	2,277	9,313
Sizmek, Inc.*	1,134	8,233
Starz, Class A*	572	19,682
Time, Inc.	5,580	125,215
Townsquare Media, Inc., Class A*	189	2,429

		3,376,945

Multiline Retail (0.6%)
Big Lots, Inc.	1,913	91,881
Bon-Ton Stores, Inc.	753	5,241
Burlington Stores, Inc.*	144	8,556
Dillard’s, Inc., Class A	386	52,693
Fred’s, Inc., Class A	1,822	31,138
J.C. Penney Co., Inc.*	15,424	129,716
Sears Holdings Corp.*	23,307	964,444
Tuesday Morning Corp.*	409	6,585

		1,290,254

Specialty Retail (2.8%)
Aaron’s, Inc.	25,656	726,321
Abercrombie & Fitch Co., Class A	3,153	69,492
Aeropostale, Inc.*	3,951	13,710
American Eagle Outfitters, Inc.	25,759	439,964
America’s Car-Mart, Inc.*	334	18,119
Ascena Retail Group, Inc.*	6,589	95,606
Barnes & Noble, Inc.*	2,060	48,925
bebe stores, Inc.	1,383	5,020
Big 5 Sporting Goods Corp.	932	12,368
Boot Barn Holdings, Inc.*	173	4,138
Brown Shoe Co., Inc.	1,136	37,261
Build-A-Bear Workshop, Inc.*	177	3,478
Cabela’s, Inc.*	2,245	125,675
Cato Corp., Class A	1,189	47,084
Chico’s FAS, Inc.	4,333	76,651
Children’s Place, Inc.	1,119	71,829
Citi Trends, Inc.*	772	20,844
CST Brands, Inc.	3,054	133,857
Destination Maternity Corp.	589	8,870
Destination XL Group, Inc.*	1,493	7,375
Dick’s Sporting Goods, Inc.	4,043	230,411
DSW, Inc., Class A	3,811	140,550
Express, Inc.*	4,010	66,285

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Finish Line, Inc., Class A	1,804	$44,234
Foot Locker, Inc.	6,315	397,845
GameStop Corp., Class A	5,216	197,999
Genesco, Inc.*	1,109	78,994
Group 1 Automotive, Inc.	994	85,812
Guess?, Inc.	3,112	57,852
Haverty Furniture Cos., Inc.	1,020	25,378
hhgregg, Inc.*	442	2,709
Kirkland’s, Inc.*	325	7,719
MarineMax, Inc.*	1,237	32,793
Men’s Wearhouse, Inc.	497	25,943
Michaels Cos., Inc.*	496	13,422
Murphy USA, Inc.*	1,260	91,186
New York & Co., Inc.*	768	1,920
Office Depot, Inc.*	27,055	248,906
Pacific Sunwear of California, Inc.*	460	1,270
Penske Automotive Group, Inc.	5,558	286,181
Pep Boys-Manny, Moe & Jack*	2,733	26,291
Rent-A-Center, Inc.	2,679	73,512
Sally Beauty Holdings, Inc.*	17,828	612,748
Sears Hometown and Outlet Stores, Inc.*	643	4,964
Shoe Carnival, Inc.	765	22,522
Signet Jewelers Ltd.	1,282	177,929
Sonic Automotive, Inc., Class A	2,013	50,124
Sportsman’s Warehouse Holdings, Inc.*	313	2,501
Stage Stores, Inc.	1,627	37,291
Staples, Inc.	47,626	775,589
Stein Mart, Inc.	1,406	17,505
Systemax, Inc.*	594	7,259
Tilly’s, Inc., Class A*	538	8,420
Urban Outfitters, Inc.*	9,458	431,758
Vitamin Shoppe, Inc.*	788	32,458
West Marine, Inc.*	853	7,907
Zumiez, Inc.*	222	8,936

		6,301,710

Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	439	26,735
Crocs, Inc.*	153,375	1,811,359
Culp, Inc.	374	10,005
Iconix Brand Group, Inc.*	1,606	54,074
Movado Group, Inc.	497	14,174
Perry Ellis International, Inc.*	620	14,359
PVH Corp.	2,847	303,376
Quiksilver, Inc.*	2,722	5,036
Sequential Brands Group, Inc.*	213	2,279
Skechers U.S.A., Inc., Class A*	509	36,602
Steven Madden Ltd.*	13,300	505,400
Unifi, Inc.*	742	26,779

		2,810,178

Total Consumer Discretionary		30,737,326

Consumer Staples (4.4%)
Beverages (0.4%)
Coca-Cola Bottling Co. Consolidated	14	1,583
Craft Brew Alliance, Inc.*	126	1,718
Molson Coors Brewing Co., Class B	12,284	914,544

		917,845

Food & Staples Retailing (0.2%)
Andersons, Inc.	95	3,930
Chefs’ Warehouse, Inc.*	182	4,083
Diplomat Pharmacy, Inc.*	353	12,207
Ingles Markets, Inc., Class A	583	28,847
Rite Aid Corp.*	16,342	142,012
Roundy’s, Inc.*	1,990	9,731
Smart & Final Stores, Inc.*	287	5,051
SpartanNash Co.	1,904	60,090
SUPERVALU, Inc.*	10,202	118,649
Village Super Market, Inc., Class A	345	10,847
Weis Markets, Inc.	550	27,368

		422,815

Food Products (3.0%)
Alico, Inc.	126	6,459
B&G Foods, Inc.	25,005	735,897
Boulder Brands, Inc.*	247	2,354
Bunge Ltd.	2,696	222,043
Darling Ingredients, Inc.*	6,733	94,329
Dean Foods Co.	4,733	78,237
Flowers Foods, Inc.	44,947	1,022,095
Fresh Del Monte Produce, Inc.	1,735	67,509
Freshpet, Inc.*	231	4,488
Hain Celestial Group, Inc.*	446	28,566
Ingredion, Inc.	3,204	249,335
John B. Sanfilippo & Son, Inc.	421	18,145
Lancaster Colony Corp.	348	33,119
Landec Corp.*	1,373	19,153
Omega Protein Corp.*	1,073	14,689
Pilgrim’s Pride Corp.	2,770	62,574
Pinnacle Foods, Inc.	19,185	782,940
Post Holdings, Inc.*	60,617	2,839,300
Sanderson Farms, Inc.	160	12,744
Seaboard Corp.*	14	57,848
Seneca Foods Corp., Class A*	411	12,252
Snyder’s-Lance, Inc.	2,406	76,896
Tootsie Roll Industries, Inc.	73	2,481
TreeHouse Foods, Inc.*	1,035	87,996

		6,531,449

Household Products (0.5%)
Central Garden & Pet Co., Class A*	2,011	21,357
Energizer Holdings, Inc.	7,516	1,037,583
HRG Group, Inc.*	2,481	30,963
Oil-Dri Corp. of America	206	6,932
Orchids Paper Products Co.	80	2,157

		1,098,992

Personal Products (0.3%)
Avon Products, Inc.	12,921	103,239
Coty, Inc., Class A*	15,508	376,379
Elizabeth Arden, Inc.*	1,333	20,795
Female Health Co.	341	965
Inter Parfums, Inc.	792	25,835
Nature’s Sunshine Products, Inc.	633	8,305
Nutraceutical International Corp.*	420	8,274
Revlon, Inc., Class A*	441	18,169

		561,961

Tobacco (0.0%)
Alliance One International, Inc.*	4,470	4,917
Universal Corp.	1,176	55,460
Vector Group Ltd.	1,441	31,659

		92,036

Total Consumer Staples		9,625,098

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.1%)
Energy Equipment & Services (1.4%)
Aspen Aerogels, Inc.*	98	$713
Atwood Oceanics, Inc.	2,534	71,231
Bristow Group, Inc.	6,397	348,317
C&J Energy Services Ltd.*	334	3,717
CHC Group Ltd.*	1,706	2,269
Era Group, Inc.*	1,033	21,528
Exterran Holdings, Inc.	2,954	99,166
FMSA Holdings, Inc.*	778	5,633
Forum Energy Technologies, Inc.*	1,881	36,868
Frank’s International N.V	1,542	28,835
Geospace Technologies Corp.*	610	10,071
Gulf Island Fabrication, Inc.	427	6,345
Gulfmark Offshore, Inc., Class A	1,266	16,509
Helix Energy Solutions Group, Inc.*	12,368	185,025
Helmerich & Payne, Inc.	2,600	176,982
Hercules Offshore, Inc.*	8,418	3,529
Hornbeck Offshore Services, Inc.*	55,814	1,049,861
Independence Contract Drilling, Inc.*	307	2,140
ION Geophysical Corp.*	5,697	12,362
Key Energy Services, Inc.*	6,728	12,245
McDermott International, Inc.*	12,219	46,921
Mitcham Industries, Inc.*	665	3,059
Nabors Industries Ltd.	13,530	184,685
Natural Gas Services Group, Inc.*	630	12,109
Newpark Resources, Inc.*	4,265	38,854
Nordic American Offshore Ltd.	565	5,175
North Atlantic Drilling Ltd.	2,857	3,314
Nuverra Environmental Solutions, Inc.*	793	2,823
Oil States International, Inc.*	2,375	94,454
Parker Drilling Co.*	6,224	21,722
Patterson-UTI Energy, Inc.	3,558	66,801
PHI, Inc. (Non-Voting)*	615	18,499
Pioneer Energy Services Corp.*	872	4,726
Rowan Cos., plc, Class A	6,326	112,033
SEACOR Holdings, Inc.*	940	65,490
Solar Cayman Ltd.*†	50,828	5,083
Superior Energy Services, Inc.	7,402	165,361
Tesco Corp.	1,613	18,340
TETRA Technologies, Inc.*	4,059	25,085
Tidewater, Inc.	2,368	45,324
Unit Corp.*	2,347	65,669
Vantage Drilling Co.*	10,911	3,573

		3,102,446

Oil, Gas & Consumable Fuels (2.7%)
Adams Resources & Energy, Inc.	106	7,124
Alon USA Energy, Inc.	903	14,963
Alpha Natural Resources, Inc.*	11,398	11,397
American Eagle Energy Corp.*	1,683	303
Amyris, Inc.*	1,464	3,514
Approach Resources, Inc.*	1,166	7,684
Arch Coal, Inc.*	10,706	10,705
Ardmore Shipping Corp.	941	9,476
Bill Barrett Corp.*	2,555	21,206
Callon Petroleum Co.*	3,250	24,277
Carrizo Oil & Gas, Inc.*	3,600	178,740
Cimarex Energy Co.	16,380	1,885,174
Clean Energy Fuels Corp.*	1,665	8,883
Cloud Peak Energy, Inc.*	3,157	18,374
Comstock Resources, Inc.	2,435	8,693
Contango Oil & Gas Co.*	896	19,712
CVR Energy, Inc.	443	18,854
Delek U.S. Holdings, Inc.	1,445	57,439
Denbury Resources, Inc.	17,910	130,564
DHT Holdings, Inc.	4,604	32,136
Dorian LPG Ltd.*	349	4,547
Eclipse Resources Corp.*	880	4,946
Emerald Oil, Inc.*	3,097	2,292
Energen Corp.	3,687	243,342
Energy XXI Ltd.	4,878	17,756
EP Energy Corp., Class A*	1,722	18,046
EQT Corp.	2,834	234,854
EXCO Resources, Inc.	4,892	8,952
Frontline Ltd.*	3,476	7,786
GasLog Ltd.	1,767	34,315
Gastar Exploration, Inc.*	195	511
Golar LNG Ltd.	2,577	85,762
Green Plains, Inc.	304	8,679
Gulfport Energy Corp.*	828	38,013
Halcon Resources Corp.*	13,445	20,705
Hallador Energy Co.	523	6,114
Harvest Natural Resources, Inc.*	2,169	969
Laredo Petroleum Holdings, Inc.*	715	9,324
Matador Resources Co.*	1,607	35,225
Memorial Resource Development Corp.*	1,194	21,182
Midstates Petroleum Co., Inc.*	1,934	1,644
Miller Energy Resources, Inc.*	1,563	977
Navios Maritime Acquisition Corp.	4,238	15,002
Newfield Exploration Co.*	8,154	286,124
Noble Energy, Inc.	6,161	301,273
Nordic American Tankers Ltd.	4,541	54,083
Northern Oil and Gas, Inc.*	3,056	23,562
Pacific Ethanol, Inc.*	1,121	12,096
PBF Energy, Inc., Class A	2,418	82,019
PDC Energy, Inc.*	1,864	100,731
Peabody Energy Corp.	13,755	67,675
Penn Virginia Corp.*	3,356	21,747
PetroQuest Energy, Inc.*	197	453
QEP Resources, Inc.	7,932	165,382
Renewable Energy Group, Inc.*	1,819	16,771
Resolute Energy Corp.*	3,817	2,150
REX American Resources Corp.*	70	4,257
Rice Energy, Inc.*	12,400	269,824
Rosetta Resources, Inc.*	3,152	53,647
RSP Permian, Inc.*	948	23,880
Sanchez Energy Corp.*	1,061	13,804
SandRidge Energy, Inc.*	24,948	44,407
Scorpio Tankers, Inc.	8,349	78,648
Ship Finance International Ltd.	3,037	44,948
Southwestern Energy Co.*	19,940	462,409
Stone Energy Corp.*	2,837	41,647
Swift Energy Co.*	2,198	4,748
Teekay Corp.	1,245	57,980
Teekay Tankers Ltd., Class A	3,984	22,868
TransAtlantic Petroleum Ltd.*	562	3,001
Triangle Petroleum Corp.*	1,468	7,384
Ultra Petroleum Corp.*	5,421	84,730
VAALCO Energy, Inc.*	2,436	5,968
W&T Offshore, Inc.	1,155	5,902
Warren Resources, Inc.*	3,864	3,439
Westmoreland Coal Co.*	736	19,695
World Fuel Services Corp.	2,854	164,048

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.*	10,213	$111,628

		5,953,089

Total Energy		9,055,535

Financials (33.7%)
Banks (8.0%)
1st Source Corp.	749	24,065
American National Bankshares, Inc.	431	9,732
Ameris Bancorp	1,612	42,541
Ames National Corp.	410	10,189
Arrow Financial Corp.	561	15,231
Associated Banc-Corp.	7,503	139,556
Banc of California, Inc.	1,658	20,410
BancFirst Corp.	358	21,831
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,523	49,939
Bancorp, Inc.*	1,658	14,972
BancorpSouth, Inc.	4,836	112,292
Bank of Hawaii Corp.	8,862	542,443
Bank of Kentucky Financial Corp.	297	14,568
Bank of Marin Bancorp/California	299	15,219
Bank of the Ozarks, Inc.	251	9,269
BankUnited, Inc.	20,120	658,729
Banner Corp.	971	44,569
BBCN Bancorp, Inc.	4,023	58,213
Blue Hills Bancorp, Inc.*	1,435	18,971
BNC Bancorp	959	17,358
BOK Financial Corp.	9,469	579,692
Boston Private Financial Holdings, Inc.	4,027	48,928
Bridge Bancorp, Inc.	630	16,273
Bridge Capital Holdings*	499	13,029
Bryn Mawr Bank Corp.	945	28,737
C1 Financial, Inc.*	196	3,675
Camden National Corp.	379	15,099
Capital Bank Financial Corp., Class A*	1,181	32,607
Capital City Bank Group, Inc.	522	8,483
Cardinal Financial Corp.	1,541	30,789
Cascade Bancorp*	1,607	7,714
Cathay General Bancorp	4,048	115,166
CenterState Banks, Inc.	1,789	21,307
Central Pacific Financial Corp.	857	19,685
Century Bancorp, Inc./Massachusetts, Class A	149	5,915
Chemical Financial Corp.	1,661	52,089
Citizens & Northern Corp.	684	13,803
Citizens Financial Group, Inc.	15,000	361,950
City Holding Co.	817	38,424
City National Corp./California	3,436	306,079
CNB Financial Corp./Pennsylvania	781	13,293
CoBiz Financial, Inc.	1,709	21,055
Columbia Banking System, Inc. .	2,918	84,535
Commerce Bancshares, Inc./Missouri	4,355	184,304
Community Bank System, Inc.	2,070	73,257
Community Trust Bancorp, Inc.	810	26,860
CommunityOne Bancorp*	511	5,028
ConnectOne Bancorp, Inc.	1,155	22,476
CU Bancorp*	529	12,035
Cullen/Frost Bankers, Inc.	2,614	180,575
Customers Bancorp, Inc.*	1,313	31,985
CVB Financial Corp.	5,349	85,263
Eagle Bancorp, Inc.*	460	17,664
East West Bancorp, Inc.	19,124	773,757
Enterprise Bancorp, Inc./Massachusetts	364	7,735
Enterprise Financial Services Corp.	947	19,565
F.N.B. Corp./Pennsylvania	8,851	116,302
FCB Financial Holdings, Inc., Class A*	453	12,399
Fidelity Southern Corp.	838	14,145
Financial Institutions, Inc.	711	16,303
First Bancorp, Inc./Maine	518	9,039
First Bancorp/North Carolina	1,003	17,613
First BanCorp/Puerto Rico*	5,285	32,767
First Busey Corp.	3,560	23,816
First Business Financial Services, Inc.	181	7,826
First Citizens BancShares, Inc./North Carolina, Class A	491	127,508
First Commonwealth Financial Corp.	4,733	42,597
First Community Bancshares, Inc./Virginia	834	14,620
First Connecticut Bancorp, Inc./Connecticut	780	11,989
First Financial Bancorp	2,940	52,361
First Financial Bankshares, Inc.	1,467	40,548
First Financial Corp./Indiana	581	20,852
First Horizon National Corp.	64,662	924,020
First Interstate BancSystem, Inc., Class A	927	25,789
First Merchants Corp.	1,788	42,090
First Midwest Bancorp, Inc./Illinois	3,774	65,554
First NBC Bank Holding Co.*	787	25,955
First Niagara Financial Group, Inc.	18,081	159,836
First of Long Island Corp.	590	15,045
First Republic Bank/California	26,443	1,509,631
FirstMerit Corp.	8,408	160,257
Flushing Financial Corp.	1,557	31,249
Fulton Financial Corp.	9,171	113,170
German American Bancorp, Inc.	651	19,159
Glacier Bancorp, Inc.	3,763	94,639
Great Southern Bancorp, Inc.	498	19,616
Great Western Bancorp, Inc.	893	19,655
Green Bancorp, Inc.*	280	3,130
Guaranty Bancorp	653	11,075
Hampton Roads Bankshares, Inc.*	1,460	2,759
Hancock Holding Co.	4,186	124,994
Hanmi Financial Corp.	1,549	32,761
Heartland Financial USA, Inc.	767	25,027
Heritage Commerce Corp.	996	9,094
Heritage Financial Corp./Washington	1,534	26,078
Heritage Oaks Bancorp	1,160	9,640
Hilltop Holdings, Inc.*	3,844	74,727
Home BancShares, Inc./Arkansas	507	17,182
HomeTrust Bancshares, Inc.*	1,086	17,343
Horizon Bancorp/Indiana	442	10,338
Hudson Valley Holding Corp.	737	18,838
Huntington Bancshares, Inc./Ohio	41,907	463,072
IBERIABANK Corp.	1,591	100,281
Independent Bank Corp./Massachusetts	1,284	56,329
Independent Bank Group, Inc.	257	10,000
International Bancshares Corp.	2,745	71,452

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.	15,944	$186,864
Lakeland Bancorp, Inc.	1,864	21,436
Lakeland Financial Corp.	843	34,209
LegacyTexas Financial Group, Inc.	1,925	43,755
Macatawa Bank Corp.	1,318	7,051
MainSource Financial Group, Inc.	977	19,188
MB Financial, Inc.	3,346	104,763
Mercantile Bank Corp.	870	17,009
Merchants Bancshares, Inc./Vermont	289	8,430
Metro Bancorp, Inc.	715	19,713
MidSouth Bancorp, Inc.	417	6,151
MidWestOne Financial Group, Inc.	327	9,427
National Bank Holdings Corp., Class A	1,738	32,692
National Bankshares, Inc./Virginia	374	11,160
National Penn Bancshares, Inc.	47,618	512,846
NBT Bancorp, Inc.	2,217	55,558
NewBridge Bancorp	1,647	14,691
Northrim BanCorp, Inc.	333	8,172
OFG Bancorp	2,265	36,965
Old Line Bancshares, Inc.	416	6,573
Old National Bancorp/Indiana	5,969	84,700
Opus Bank	277	8,554
Pacific Continental Corp.	943	12,466
Pacific Premier Bancorp, Inc.*	1,066	17,259
PacWest Bancorp	16,067	753,382
Palmetto Bancshares, Inc.	177	3,363
Park National Corp.	653	55,871
Park Sterling Corp.	2,284	16,216
Peapack-Gladstone Financial Corp.	879	18,986
Penns Woods Bancorp, Inc.	258	12,619
Peoples Bancorp, Inc./Ohio	887	20,969
Peoples Financial Services Corp.	386	17,320
Pinnacle Financial Partners, Inc.	1,807	80,339
Popular, Inc.*	27,660	951,227
Preferred Bank/California	594	16,317
PrivateBancorp, Inc.	3,638	127,948
Prosperity Bancshares, Inc.	3,536	185,569
Renasant Corp.	1,584	47,599
Republic Bancorp, Inc./Kentucky, Class A	500	12,365
Republic First Bancorp, Inc.*	1,653	6,000
S&T Bancorp, Inc.	1,766	50,119
Sandy Spring Bancorp, Inc.	1,256	32,945
Seacoast Banking Corp. of Florida*	936	13,357
ServisFirst Bancshares, Inc.	96	3,167
Sierra Bancorp	616	10,287
Signature Bank/New York*	4,526	586,479
Simmons First National Corp., Class A	1,248	56,747
South State Corp.	1,220	83,436
Southside Bancshares, Inc.	1,212	34,772
Southwest Bancorp, Inc./Oklahoma	997	17,737
Square 1 Financial, Inc., Class A*	241	6,452
State Bank Financial Corp.	1,719	36,099
Sterling Bancorp/Delaware	4,571	61,297
Stock Yards Bancorp, Inc.	748	25,754
Stonegate Bank	525	15,850
Suffolk Bancorp	606	14,399
Sun Bancorp, Inc./New Jersey*	414	7,829
Susquehanna Bancshares, Inc.	9,486	130,053
SVB Financial Group*	2,309	293,335
Synovus Financial Corp.	7,013	196,434
Talmer Bancorp, Inc., Class A	973	14,902
TCF Financial Corp.	8,395	131,969
Texas Capital Bancshares, Inc.*	1,494	72,683
Tompkins Financial Corp.	755	40,657
Towne Bank/Virginia	2,197	35,328
TriCo Bancshares	1,144	27,605
TriState Capital Holdings, Inc.*	1,086	11,370
Triumph Bancorp, Inc.*	421	5,751
Trustmark Corp.	3,441	83,548
UMB Financial Corp.	1,907	100,861
Umpqua Holdings Corp.	8,450	145,171
Union Bankshares Corp.	2,332	51,794
United Bankshares, Inc./West Virginia	3,507	131,793
United Community Banks, Inc./Georgia	2,505	47,294
Univest Corp. of Pennsylvania	858	16,980
Valley National Bancorp	11,274	106,427
Washington Trust Bancorp, Inc.	749	28,604
Webster Financial Corp.	4,569	169,281
WesBanco, Inc.	1,664	54,213
West Bancorp, Inc.	809	16,091
Westamerica Bancorp	1,351	58,377
Western Alliance Bancorp*	18,455	547,006
Wilshire Bancorp, Inc.	3,494	34,835
Wintrust Financial Corp.	2,377	113,335
Yadkin Financial Corp.*	1,024	20,787
Zions Bancorp	10,279	277,533

		17,615,863

Capital Markets (1.2%)
Actua Corp.*	2,061	31,925
Ares Management LP(b)	14,300	265,122
Arlington Asset Investment Corp., Class A	1,105	26,586
Ashford, Inc.*	41	4,869
BGC Partners, Inc., Class A	6,451	60,962
Calamos Asset Management, Inc., Class A	908	12,213
CIFC Corp.	389	2,976
Cowen Group, Inc., Class A*	5,761	29,957
E*TRADE Financial Corp.*	14,627	417,674
FBR & Co.*	409	9,452
Federated Investors, Inc., Class B	1,240	42,024
Fifth Street Asset Management, Inc.	171	1,927
FXCM, Inc., Class A	1,893	4,032
INTL FCStone, Inc.*	604	17,957
Investment Technology Group, Inc.*	1,696	51,406
Janus Capital Group, Inc.	7,509	129,080
KCG Holdings, Inc., Class A*	2,317	28,406
Legg Mason, Inc.	3,194	176,309
Manning & Napier, Inc.	718	9,341
Medley Management, Inc., Class A	100	1,099
Moelis & Co., Class A	330	9,940
NorthStar Asset Management Group, Inc.	7,348	171,502
OM Asset Management plc	478	8,910
Oppenheimer Holdings, Inc., Class A	489	11,472
Piper Jaffray Cos.*	829	43,489
Raymond James Financial, Inc.	12,707	721,503

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Safeguard Scientifics, Inc.*	1,064	$19,237
SEI Investments Co.	431	19,003
Stifel Financial Corp.*	3,331	185,703
Walter Investment Management Corp.*	1,919	30,992

		2,545,068

Consumer Finance (1.5%)
Cash America International, Inc.	1,405	32,737
Consumer Portfolio Services, Inc.*	1,099	7,682
Encore Capital Group, Inc.*	416	17,301
Enova International, Inc.*	75,311	1,482,874
Ezcorp, Inc., Class A*	2,667	24,350
Green Dot Corp., Class A*	1,613	25,679
Imperial Holdings, Inc.*	222,000	1,547,340
JG Wentworth Co., Class A*	580	6,026
Nelnet, Inc., Class A	1,022	48,361
Nicholas Financial, Inc.*	293	4,105
Regional Management Corp.*	520	7,675
SLM Corp.*	14,161	131,414
Springleaf Holdings, Inc.*	1,237	64,039

		3,399,583

Diversified Financial Services (0.3%)
FNFV Group*	4,685	66,059
Gain Capital Holdings, Inc.	1,173	11,460
Marlin Business Services Corp.	406	8,132
MSCI, Inc.	3,302	202,446
NASDAQ OMX Group, Inc.	5,920	301,565
NewStar Financial, Inc.*	1,381	16,199
On Deck Capital, Inc.*	447	9,517
PHH Corp.*	2,585	62,479
PICO Holdings, Inc.*	1,159	18,787
Resource America, Inc., Class A	683	6,215
Tiptree Financial, Inc., Class A*	392	2,599

		705,458

Insurance (10.1%)
Alleghany Corp.*	831	404,697
Allied World Assurance Co. Holdings AG	4,989	201,556
Ambac Financial Group, Inc.*	2,271	54,958
American Equity Investment Life Holding Co.	3,747	109,150
American Financial Group, Inc./Ohio	3,033	194,567
American National Insurance Co.	376	36,995
AMERISAFE, Inc.	929	42,966
AmTrust Financial Services, Inc.	424	24,162
Arch Capital Group Ltd.*	14,618	900,469
Argo Group International Holdings Ltd.	1,433	71,865
Arthur J. Gallagher & Co.	415	19,401
Aspen Insurance Holdings Ltd.	3,140	148,302
Assurant, Inc.	3,644	223,778
Assured Guaranty Ltd.	7,779	205,288
Atlas Financial Holdings, Inc.*	9	159
Axis Capital Holdings Ltd.	5,177	267,030
Baldwin & Lyons, Inc., Class B	511	11,988
Brown & Brown, Inc.	41,271	1,366,483
Citizens, Inc./Texas*	2,211	13,620
CNO Financial Group, Inc.	10,356	178,330
Crawford & Co., Class B	981	8,476
Donegal Group, Inc., Class A	397	6,241
EMC Insurance Group, Inc.	241	8,146
Employers Holdings, Inc.	676	18,245
Endurance Specialty Holdings Ltd.	16,891	1,032,716
Enstar Group Ltd.*	1,856	263,292
Everest Reinsurance Group Ltd.	2,337	406,638
FBL Financial Group, Inc., Class A	474	29,393
Federated National Holding Co.	56	1,714
Fidelity & Guaranty Life	604	12,805
First American Financial Corp.	75,413	2,690,736
FNF Group	14,020	515,375
Genworth Financial, Inc., Class A*	25,134	183,729
Global Indemnity plc*	400	11,100
Greenlight Capital Reinsurance Ltd., Class A*	1,448	46,046
Hallmark Financial Services, Inc.*	689	7,303
Hanover Insurance Group, Inc.	2,234	162,144
Hartford Financial Services Group, Inc.	11,201	468,426
HCC Insurance Holdings, Inc.	18,774	1,063,922
HCI Group, Inc.	140	6,422
Horace Mann Educators Corp.	2,066	70,657
Independence Holding Co.	319	4,335
Infinity Property & Casualty Corp.	3,615	296,611
James River Group Holdings Ltd.	460	10,824
Kansas City Life Insurance Co.	193	8,864
Kemper Corp.	2,206	85,946
Maiden Holdings Ltd.	2,308	34,228
Markel Corp.*	1,379	1,060,396
MBIA, Inc.*	122,657	1,140,710
Meadowbrook Insurance Group, Inc.	2,540	21,590
Mercury General Corp.	995	57,461
Montpelier Reinsurance Holdings Ltd.	1,832	70,422
National General Holdings Corp.	1,798	33,623
National Interstate Corp.	288	8,087
National Western Life Insurance Co., Class A	114	28,990
Navigators Group, Inc.*	7,384	574,770
Old Republic International Corp.	132,686	1,982,329
OneBeacon Insurance Group Ltd., Class A	1,177	17,902
PartnerReinsurance Ltd.	2,423	277,022
Patriot National, Inc.*	250	3,175
Phoenix Cos., Inc.*	292	14,597
Primerica, Inc.	2,750	139,975
ProAssurance Corp.	2,881	132,267
Reinsurance Group of America, Inc.	5,442	507,140
RenaissanceReinsurance Holdings Ltd.	2,316	230,975
RLI Corp.	2,154	112,891
Safety Insurance Group, Inc.	663	39,614
Selective Insurance Group, Inc.	2,846	82,676
StanCorp Financial Group, Inc.	2,213	151,812
State Auto Financial Corp.	709	17,222
State National Cos., Inc.	990	9,850
Stewart Information Services Corp.	1,089	44,257
Symetra Financial Corp.	3,811	89,406
Third Point Reinsurance Ltd.*	2,891	40,908
United Fire Group, Inc.	1,036	32,914
United Insurance Holdings Corp.	61	1,372
Universal Insurance Holdings, Inc.	63	1,612
Validus Holdings Ltd.	4,267	179,641
W. R. Berkley Corp.	5,093	257,247

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	315	$215,624
Willis Group Holdings plc	46,780	2,253,860
XL Group plc	10,508	386,694

		22,149,129

Real Estate Investment Trusts (REITs) (9.5%)
Acadia Realty Trust (REIT)	3,461	120,720
AG Mortgage Investment Trust, Inc. (REIT)	1,592	29,993
Agree Realty Corp. (REIT)	883	29,112
Alexander’s, Inc. (REIT)	5	2,283
Alexandria Real Estate Equities, Inc. (REIT)	3,605	353,434
Altisource Residential Corp. (REIT)	2,768	57,740
American Assets Trust, Inc. (REIT)	1,309	56,653
American Campus Communities, Inc. (REIT)	18,227	781,391
American Capital Mortgage Investment Corp. (REIT)	2,595	46,606
American Homes 4 Rent (REIT), Class A	7,576	125,383
American Residential Properties, Inc. (REIT)*	1,710	30,763
Anworth Mortgage Asset Corp. (REIT)	5,407	27,522
Apartment Investment & Management Co. (REIT), Class A	3,448	135,713
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,984	51,265
Apollo Residential Mortgage, Inc. (REIT)	1,618	25,807
Ares Commercial Real Estate Corp. (REIT)	1,482	16,376
Armada Hoffler Properties, Inc. (REIT)	1,477	15,745
ARMOUR Residential REIT, Inc. (REIT)	18,564	58,848
Ashford Hospitality Prime, Inc. (REIT)	1,306	21,902
Ashford Hospitality Trust, Inc. (REIT)	3,975	38,239
Associated Estates Realty Corp. (REIT)	2,925	72,189
Aviv REIT, Inc. (REIT)	946	34,529
BioMed Realty Trust, Inc. (REIT)	21,047	476,925
Brandywine Realty Trust (REIT)	9,109	145,562
Brixmor Property Group, Inc. (REIT)	2,781	73,836
Camden Property Trust (REIT)	6,606	516,127
Campus Crest Communities, Inc. (REIT)	3,422	24,502
Capstead Mortgage Corp. (REIT)	4,946	58,214
CareTrust REIT, Inc. (REIT)	164	2,224
CatchMark Timber Trust, Inc. (REIT), Class A	1,112	13,033
CBL & Associates Properties, Inc. (REIT)	8,471	167,726
Cedar Realty Trust, Inc. (REIT)	4,119	30,851
Chambers Street Properties (REIT)	11,998	94,544
Chatham Lodging Trust (REIT)	1,947	57,261
Chesapeake Lodging Trust (REIT)	2,817	95,299
Chimera Investment Corp. (REIT)	51,801	162,655
Colony Financial, Inc. (REIT), Class A	5,397	139,890
Columbia Property Trust, Inc. (REIT)	5,340	144,287
CorEnergy Infrastructure Trust, Inc. (REIT)	2,386	16,535
Corporate Office Properties Trust (REIT)	4,738	139,202
Corrections Corp. of America (REIT)	22,273	896,711
Cousins Properties, Inc. (REIT)	11,133	118,010
CubeSmart (REIT)	8,198	197,982
CyrusOne, Inc. (REIT)	1,640	51,037
CYS Investments, Inc. (REIT)	8,366	74,541
DCT Industrial Trust, Inc. (REIT)	4,174	144,671
DDR Corp. (REIT)	15,344	285,705
DiamondRock Hospitality Co. (REIT)	9,912	140,057
Douglas Emmett, Inc. (REIT)	7,330	218,507
Duke Realty Corp. (REIT)	16,690	363,341
DuPont Fabros Technology, Inc. (REIT)	2,239	73,171
Dynex Capital, Inc. (REIT)	2,803	23,741
Easterly Government Properties, Inc. (REIT)*	676	10,850
EastGroup Properties, Inc. (REIT)	160	9,622
Education Realty Trust, Inc. (REIT)	2,116	74,864
EPR Properties (REIT)	2,926	175,648
Equity Commonwealth (REIT)	6,595	175,097
Equity LifeStyle Properties, Inc. (REIT)	1,162	63,852
Equity One, Inc. (REIT)	3,587	95,737
Excel Trust, Inc. (REIT)	3,092	43,350
Federal Realty Investment Trust (REIT)	5,238	771,086
FelCor Lodging Trust, Inc. (REIT)	6,242	71,721
First Industrial Realty Trust, Inc. (REIT)	5,528	118,465
First Potomac Realty Trust (REIT)	3,132	37,239
Franklin Street Properties Corp. (REIT)	4,544	58,254
Gaming and Leisure Properties, Inc. (REIT)	3,460	127,570
Geo Group, Inc. (REIT)	3,674	160,701
Getty Realty Corp. (REIT)	1,274	23,187
Gladstone Commercial Corp. (REIT)	1,034	19,243
Government Properties Income Trust (REIT)	3,503	80,044
Gramercy Property Trust, Inc. (REIT)	2,371	66,540
Great Ajax Corp. (REIT)*	247	3,589
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,395	25,501
Hatteras Financial Corp. (REIT)	4,989	90,600
Healthcare Realty Trust, Inc. (REIT)	4,902	136,178

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Trust of America, Inc. (REIT), Class A	5,833	$162,507
Hersha Hospitality Trust (REIT)	10,199	65,988
Highwoods Properties, Inc. (REIT)	13,102	599,810
Home Properties, Inc. (REIT)	2,886	199,971
Hospitality Properties Trust (REIT)	7,544	248,877
Hudson Pacific Properties, Inc. (REIT)	3,295	109,361
InfraREIT, Inc. (REIT)	1,083	30,963
Inland Real Estate Corp. (REIT)	4,630	49,495
Invesco Mortgage Capital, Inc. (REIT)	6,357	98,724
Investors Real Estate Trust (REIT)	5,881	44,107
Iron Mountain, Inc. (REIT)	1,020	37,210
iStar Financial, Inc. (REIT)*	57,330	745,290
Kilroy Realty Corp. (REIT)	4,355	331,720
Kite Realty Group Trust (REIT)	1,702	47,945
LaSalle Hotel Properties (REIT)	5,704	221,657
Lexington Realty Trust (REIT)	10,567	103,874
Liberty Property Trust (REIT)	7,438	265,537
LTC Properties, Inc. (REIT)	1,763	81,098
Mack-Cali Realty Corp. (REIT)	4,553	87,782
Medical Properties Trust, Inc. (REIT)	10,463	154,225
MFA Financial, Inc. (REIT)	18,641	146,518
Mid-America Apartment Communities, Inc. (REIT)	10,092	779,809
Monmouth Real Estate Investment Corp. (REIT)	3,038	33,752
National Retail Properties, Inc. (REIT)	6,664	273,024
New Residential Investment Corp. (REIT)	7,136	107,254
New York Mortgage Trust, Inc. (REIT)	5,231	40,593
New York REIT, Inc. (REIT)	8,233	86,282
NorthStar Realty Finance Corp. (REIT)	9,657	174,985
Omega Healthcare Investors, Inc. (REIT)	4,726	191,734
One Liberty Properties, Inc. (REIT)	697	17,021
Outfront Media, Inc. (REIT)	6,298	188,436
Owens Realty Mortgage, Inc. (REIT)	601	9,003
Paramount Group, Inc. (REIT)	7,225	139,442
Parkway Properties, Inc. (REIT)	4,031	69,938
Pebblebrook Hotel Trust (REIT)	3,644	169,701
Pennsylvania Real Estate Investment Trust (REIT)	3,468	80,562
PennyMac Mortgage Investment Trust (REIT)	2,677	56,993
Physicians Realty Trust (REIT)	3,605	63,484
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,924	147,466
Post Properties, Inc. (REIT)	2,756	156,899
PS Business Parks, Inc. (REIT)	504	41,852
RAIT Financial Trust (REIT)	4,347	29,820
Ramco-Gershenson Properties Trust (REIT)	3,950	73,470
Rayonier, Inc. (REIT)	5,584	150,545
Redwood Trust, Inc. (REIT)	4,168	74,482
Regency Centers Corp. (REIT)	4,701	319,856
Resource Capital Corp. (REIT)	6,353	28,843
Retail Opportunity Investments Corp. (REIT)	4,564	83,521
Retail Properties of America, Inc. (REIT), Class A	12,101	193,979
Rexford Industrial Realty, Inc. (REIT)	3,078	48,663
RLJ Lodging Trust (REIT)	6,652	208,274
Rouse Properties, Inc. (REIT)	1,915	36,308
Ryman Hospitality Properties, Inc. (REIT)	1,068	65,052
Sabra Health Care REIT, Inc. (REIT)	230	7,624
Saul Centers, Inc. (REIT)	70	4,004
Select Income REIT (REIT)	1,958	48,930
Senior Housing Properties Trust (REIT)	11,735	260,400
Silver Bay Realty Trust Corp. (REIT)	59,418	960,195
Sovran Self Storage, Inc. (REIT)	235	22,076
Spirit Realty Capital, Inc. (REIT)	20,298	245,200
STAG Industrial, Inc. (REIT)	2,946	69,290
Starwood Property Trust, Inc. (REIT)	10,691	259,791
STORE Capital Corp. (REIT)	1,668	38,948
Strategic Hotels & Resorts, Inc. (REIT)*	3,200	39,776
Summit Hotel Properties, Inc. (REIT)	4,326	60,867
Sunstone Hotel Investors, Inc. (REIT)	10,470	174,535
Tanger Factory Outlet Centers, Inc. (REIT)	1,765	62,075
Taubman Centers, Inc. (REIT)	223	17,200
Terreno Realty Corp. (REIT)	2,206	50,297
Trade Street Residential, Inc. (REIT)	1,108	7,933
Two Harbors Investment Corp. (REIT)	18,524	196,725
UMH Properties, Inc. (REIT)	986	9,929
Urstadt Biddle Properties, Inc. (REIT), Class A	222	5,119
Washington Real Estate Investment Trust (REIT)	3,388	93,610
Weingarten Realty Investors (REIT)	6,205	223,256
Western Asset Mortgage Capital Corp. (REIT)	2,110	31,819
Whitestone REIT (REIT)	1,198	19,024
WP Carey, Inc. (REIT)	5,034	342,312
WP GLIMCHER, Inc. (REIT)	8,072	134,237

		20,876,172

Real Estate Management & Development (1.8%)
Alexander & Baldwin, Inc.	2,477	106,957
Altisource Asset Management Corp.*	14	2,592
AV Homes, Inc.*	542	8,650
Consolidated-Tomoka Land Co.	142	8,472
Forest City Enterprises, Inc., Class A*	8,325	212,454
Forestar Group, Inc.*	1,638	25,831
FRP Holdings, Inc.*	330	12,012
Howard Hughes Corp.*	17,958	2,783,849
Jones Lang LaSalle, Inc.	1,647	280,649

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Kennedy-Wilson Holdings, Inc.	3,357	$87,752
RE/MAX Holdings, Inc., Class A	540	17,934
Realogy Holdings Corp.*	11,196	509,194
St. Joe Co.*	219	4,065
Tejon Ranch Co.*	645	17,060

		4,077,471

Thrifts & Mortgage Finance (1.3%)
Anchor BanCorp Wisconsin, Inc.*	335	11,635
Astoria Financial Corp.	4,323	55,983
Bank Mutual Corp.	2,274	16,646
BankFinancial Corp.	909	11,944
BBX Capital Corp., Class A*	336	6,250
Beneficial Bancorp, Inc.*	1,649	18,617
Berkshire Hills Bancorp, Inc.	1,270	35,179
Brookline Bancorp, Inc.	3,622	36,401
Capitol Federal Financial, Inc.	7,277	90,962
Charter Financial Corp./Maryland	937	10,775
Clifton Bancorp, Inc.	1,297	18,301
Dime Community Bancshares, Inc.	1,698	27,338
Essent Group Ltd.*	13,200	315,612
EverBank Financial Corp.	4,579	82,559
Federal Agricultural Mortgage Corp., Class C	502	14,151
First Defiance Financial Corp.	478	15,688
First Financial Northwest, Inc.	610	7,533
Flagstar Bancorp, Inc.*	1,026	14,887
Fox Chase Bancorp, Inc.	612	10,300
Home Loan Servicing Solutions Ltd.	3,642	60,239
HomeStreet, Inc.*	1,223	22,405
Hudson City Bancorp, Inc.	26,732	280,151
Kearny Financial Corp.*	658	8,936
Ladder Capital Corp. (REIT)*	741	13,716
LendingTree, Inc.*	164	9,186
Meta Financial Group, Inc.	305	12,118
MGIC Investment Corp.*	9,992	96,223
Nationstar Mortgage Holdings, Inc.*	22,732	563,072
NMI Holdings, Inc., Class A*	2,590	19,399
Northfield Bancorp, Inc.	2,389	35,405
Northwest Bancshares, Inc.	4,698	55,671
OceanFirst Financial Corp.	652	11,260
Oritani Financial Corp.	2,413	35,109
PennyMac Financial Services, Inc., Class A*	302	5,125
People’s United Financial, Inc.	15,689	238,473
Provident Financial Services, Inc.	3,049	56,864
Radian Group, Inc.	7,707	129,400
Stonegate Mortgage Corp.*	583	6,308
Territorial Bancorp, Inc.	475	11,286
TFS Financial Corp.	3,685	54,096
TrustCo Bank Corp.	4,788	32,941
United Community Financial Corp./Ohio	2,367	12,924
United Financial Bancorp, Inc.	2,018	25,084
Walker & Dunlop, Inc.*	798	14,149
Washington Federal, Inc.	5,125	111,751
Waterstone Financial, Inc.	1,699	21,815
WSFS Financial Corp.	436	32,975

		2,776,842

Total Financials		74,145,586

Health Care (7.8%)
Biotechnology (0.3%)
ACADIA Pharmaceuticals, Inc.*	311	10,136
Achillion Pharmaceuticals, Inc.*	4,584	45,198
Agenus, Inc.*	603	3,093
Alkermes plc*	1,054	64,262
Alnylam Pharmaceuticals, Inc.*	554	57,849
AMAG Pharmaceuticals, Inc.*	356	19,459
Anacor Pharmaceuticals, Inc.*	1,060	61,321
Ardelyx, Inc.*	43	563
Array BioPharma, Inc.*	1,568	11,556
Atara Biotherapeutics, Inc.*	42	1,746
Avalanche Biotechnologies, Inc.*	38	1,540
Bellicum Pharmaceuticals, Inc.*	53	1,228
BioCryst Pharmaceuticals, Inc.*	675	6,095
Calithera Biosciences, Inc.*	39	640
Celldex Therapeutics, Inc.*	408	11,371
ChemoCentryx, Inc.*	1,325	10,004
Coherus Biosciences, Inc.*	34	1,040
Cytokinetics, Inc.*	1,780	12,068
Cytori Therapeutics, Inc.*	1,022	1,206
CytRx Corp.*	1,862	6,275
Dynavax Technologies Corp.*	1,481	33,219
Emergent Biosolutions, Inc.*	1,306	37,561
FibroGen, Inc.*	48	1,506
Geron Corp.*	7,988	30,115
Hyperion Therapeutics, Inc.*	150	6,885
Idera Pharmaceuticals, Inc.*	332	1,232
Immune Design Corp.*	46	971
Immunomedics, Inc.*	383	1,467
Inovio Pharmaceuticals, Inc.*	382	3,117
Juno Therapeutics, Inc.*	58	3,518
Kite Pharma, Inc.*	64	3,692
Lexicon Pharmaceuticals, Inc.*	1,460	1,379
Merrimack Pharmaceuticals, Inc.*	295	3,505
Myriad Genetics, Inc.*	474	16,780
Navidea Biopharmaceuticals, Inc.*	1,368	2,175
NeoStem, Inc.*	569	1,445
Osiris Therapeutics, Inc.*	65	1,143
Otonomy, Inc.*	41	1,450
OvaScience, Inc.*	866	30,076
Peregrine Pharmaceuticals, Inc.*	584	788
Progenics Pharmaceuticals, Inc.*	2,686	16,062
Prothena Corp. plc*	1,021	38,941
PTC Therapeutics, Inc.*	158	9,614
Radius Health, Inc.*	39	1,605
Rigel Pharmaceuticals, Inc.*	4,367	15,590
Sage Therapeutics, Inc.*	35	1,758
Spark Therapeutics, Inc.*	62	4,805
Spectrum Pharmaceuticals, Inc.*	2,631	15,970
T2 Biosystems, Inc.*	56	869
Threshold Pharmaceuticals, Inc.*	247	1,003
Verastem, Inc.*	1,247	12,682
Vitae Pharmaceuticals, Inc.*	51	597
XOMA Corp.*	813	2,959
Zafgen, Inc.*	51	2,020

		633,149

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	4,177	204,255
Align Technology, Inc.*	3,100	166,734
Analogic Corp.	628	57,085
AngioDynamics, Inc.*	1,279	22,753
AtriCure, Inc.*	391	8,012
Boston Scientific Corp.*	84,142	1,493,521
CONMED Corp.	1,383	69,828
Cooper Cos., Inc.	635	119,012
CryoLife, Inc.	1,355	14,051
Cynosure, Inc., Class A*	757	23,217

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Derma Sciences, Inc.*	1,141	$9,664
Entellus Medical, Inc.*	138	3,022
Exactech, Inc.*	516	13,225
Greatbatch, Inc.*	1,256	72,660
Haemonetics Corp.*	2,413	108,392
Hill-Rom Holdings, Inc.	2,680	131,320
Hologic, Inc.*	8,231	271,829
ICU Medical, Inc.*	678	63,149
Integra LifeSciences Holdings Corp.*	756	46,607
Invacare Corp.	1,625	31,541
Merit Medical Systems, Inc.*	2,165	41,676
Nevro Corp.*	83	3,978
NuVasive, Inc.*	397	18,258
Ocular Therapeutix, Inc.*	30	1,260
OraSure Technologies, Inc.*	2,591	16,945
Orthofix International N.V.*	19,397	696,158
PhotoMedex, Inc.*	758	1,524
Rockwell Medical, Inc.*	2,025	22,133
RTI Surgical, Inc.*	2,790	13,783
Second Sight Medical Products, Inc.*	73	936
Sientra, Inc.*	122	2,341
Sirona Dental Systems, Inc.*	1,128	101,509
SurModics, Inc.*	512	13,327
Symmetry Surgical, Inc.*	479	3,511
Teleflex, Inc.	2,092	252,776
Tornier N.V.*	1,785	46,803
TransEnterix, Inc.*	1,453	4,257
Unilife Corp.*	955	3,830
Wright Medical Group, Inc.*	1,355	34,959

		4,209,841

Health Care Providers & Services (3.3%)
AAC Holdings, Inc.*	121	3,700
Aceto Corp.	1,233	27,126
Addus HomeCare Corp.*	274	6,307
Adeptus Health, Inc., Class A*	120	6,026
Alliance HealthCare Services, Inc.*	161	3,571
Almost Family, Inc.*	436	19,493
Amedisys, Inc.*	1,361	36,448
AMN Healthcare Services, Inc.*	2,342	54,030
Amsurg Corp.*	9,246	568,814
Bio-Reference Laboratories, Inc.*	92	3,242
BioScrip, Inc.*	3,474	15,390
BioTelemetry, Inc.*	561	4,965
Catamaran Corp.*	14,805	881,490
Civitas Solutions, Inc.*	214	4,481
Community Health Systems, Inc.*	10,140	530,119
Cross Country Healthcare, Inc.*	1,583	18,774
Ensign Group, Inc.	51	2,390
ExamWorks Group, Inc.*	9,500	395,390
Five Star Quality Care, Inc.*	2,191	9,728
Genesis Healthcare, Inc.*	659	4,692
Hanger, Inc.*	1,772	40,207
Health Net, Inc.*	4,069	246,134
HealthEquity, Inc.*	330	8,247
HealthSouth Corp.	1,067	47,332
Healthways, Inc.*	748	14,736
IPC Healthcare, Inc.*	373	17,397
Kindred Healthcare, Inc.	3,512	83,550
LHC Group, Inc.*	636	21,007
LifePoint Hospitals, Inc.*	16,702	1,226,762
Magellan Health, Inc.*	1,397	98,935
MEDNAX, Inc.*	7,160	519,172
National HealthCare Corp.	518	33,002
National Research Corp., Class A	82	1,181
Omnicare, Inc.	5,014	386,379
Owens & Minor, Inc.	3,190	107,950
Patterson Cos., Inc.	3,961	193,257
PharMerica Corp.*	1,511	42,595
RadNet, Inc.*	30	252
Select Medical Holdings Corp.	251	3,722
Surgical Care Affiliates, Inc.*	36	1,236
Team Health Holdings, Inc.*	2,481	145,163
Triple-S Management Corp., Class B*	1,280	25,446
Trupanion, Inc.*	408	3,264
Universal American Corp.*	54,158	578,407
Universal Health Services, Inc., Class B	3,487	410,455
VCA, Inc.*	4,207	230,628
WellCare Health Plans, Inc.*	2,054	187,859

		7,270,451

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	5,696	68,124
Castlight Health, Inc., Class B*	122	947
Imprivata, Inc.*	80	1,120
Inovalon Holdings, Inc., Class A*	305	9,214
MedAssets, Inc.*	204	3,839

		83,244

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*	2,754	34,590
Albany Molecular Research, Inc.*	1,171	20,610
Bio-Rad Laboratories, Inc., Class A*	1,059	143,156
Bio-Techne Corp.	965	96,780
Charles River Laboratories International, Inc.*	1,288	102,125
Harvard Bioscience, Inc.*	329,000	1,914,780
INC Research Holdings, Inc., Class A*	46	1,506
PerkinElmer, Inc.	15,305	782,698
PRA Health Sciences, Inc.*	113	3,259
QIAGEN N.V.*	11,827	298,040
Quintiles Transnational Holdings, Inc.*	7,867	526,853
VWR Corp.*	679	17,647

		3,942,044

Pharmaceuticals (0.4%)
Actavis plc*	781	232,441
Amphastar Pharmaceuticals, Inc.*	10	150
Catalent, Inc.*	252	7,850
Dermira, Inc.*	48	737
Impax Laboratories, Inc.*	2,858	133,955
Intersect ENT, Inc.*	121	3,125
Mallinckrodt plc*	1,586	200,867
Medicines Co.*	317	8,882
Nektar Therapeutics*	2,753	30,283
Omeros Corp.*	98	2,159
Prestige Brands Holdings, Inc.*	6,700	287,363
Revance Therapeutics, Inc.*	178	3,690
Sagent Pharmaceuticals, Inc.*	237	5,510
SciClone Pharmaceuticals, Inc.*	940	8,328
Theravance Biopharma, Inc.*	68	1,180
Theravance, Inc.	240	3,773
XenoPort, Inc.*	2,599	18,505

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ZS Pharma, Inc.*	43	$1,809

		950,607

Total Health Care		17,089,336

Industrials (11.2%)
Aerospace & Defense (1.1%)
AAR Corp.	1,985	60,940
Aerovironment, Inc.*	443	11,744
American Science & Engineering, Inc.	353	17,248
Cubic Corp.	994	51,459
Curtiss-Wright Corp.	1,798	132,944
DigitalGlobe, Inc.*	3,833	130,590
Ducommun, Inc.*	327	8,469
Engility Holdings, Inc.	900	27,036
Esterline Technologies Corp.*	1,615	184,788
Exelis, Inc.	34,619	843,665
Huntington Ingalls Industries, Inc.	394	55,219
KEYW Holding Corp.*	1,699	13,983
Kratos Defense & Security Solutions, Inc.*	2,211	12,227
LMI Aerospace, Inc.*	534	6,520
Moog, Inc., Class A*	1,943	145,822
National Presto Industries, Inc.	233	14,770
Orbital ATK, Inc.	2,993	229,354
SIFCO Industries, Inc.	75	1,634
Spirit AeroSystems Holdings, Inc., Class A*	433	22,607
Teledyne Technologies, Inc.*	1,375	146,754
Triumph Group, Inc.	2,028	121,112
Vectrus, Inc.*	6,340	161,607

		2,400,492

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	2,660	24,525
Atlas Air Worldwide Holdings, Inc.*	1,279	55,022
Hub Group, Inc., Class A*	33,662	1,322,580
UTi Worldwide, Inc.*	4,552	55,990
XPO Logistics, Inc.*	2,140	97,306

		1,555,423

Airlines (0.2%)
Alaska Air Group, Inc.	609	40,303
Copa Holdings S.A., Class A	368	37,157
JetBlue Airways Corp.*	10,815	208,189
Republic Airways Holdings, Inc.*	2,488	34,210
SkyWest, Inc.	2,538	37,080
Virgin America, Inc.*	602	18,301

		375,240

Building Products (0.4%)
A.O. Smith Corp.	2,101	137,952
Advanced Drainage Systems, Inc.	263	7,874
Apogee Enterprises, Inc.	597	25,791
Fortune Brands Home & Security, Inc.	4,891	232,225
Gibraltar Industries, Inc.*	1,579	25,911
Griffon Corp.	1,554	27,086
Insteel Industries, Inc.	72	1,557
Masonite International Corp.*	1,292	86,900
Owens Corning, Inc.	5,978	259,445
Ply Gem Holdings, Inc.*	158	2,054
Quanex Building Products Corp.	1,582	31,229
Simpson Manufacturing Co., Inc.	1,935	72,311
Universal Forest Products, Inc.	1,002	55,591

		965,926

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	2,809	89,495
ACCO Brands Corp.*	5,756	47,832
ADT Corp.	8,836	366,871
Brady Corp., Class A	2,408	68,122
Brink’s Co.	14,509	400,884
Casella Waste Systems, Inc., Class A*	166	913
CECO Environmental Corp.	1,023	10,854
Cenveo, Inc.*	1,897	4,060
Cintas Corp.	1,014	82,773
Civeo Corp.	4,843	12,301
Clean Harbors, Inc.*	813	46,162
Covanta Holding Corp.	3,234	72,539
Deluxe Corp.	1,218	84,383
Ennis, Inc.	1,370	19,344
G&K Services, Inc., Class A	1,023	74,198
Heritage-Crystal Clean, Inc.*	49	573
HNI Corp.	159	8,772
InnerWorkings, Inc.*	1,698	11,411
KAR Auction Services, Inc.	13,331	505,645
Kimball International, Inc., Class B	1,734	18,172
Matthews International Corp., Class A	1,496	77,059
McGrath RentCorp	1,287	42,355
Mobile Mini, Inc.	2,179	92,913
Multi-Color Corp.	330	22,879
NL Industries, Inc.*	371	2,875
Pitney Bowes, Inc.	5,577	130,056
Quad/Graphics, Inc.	1,391	31,965
R.R. Donnelley & Sons Co.	9,157	175,723
SP Plus Corp.*	71	1,551
Tetra Tech, Inc.	2,903	69,730
UniFirst Corp.	749	88,150
United Stationers, Inc.	1,979	81,119
Viad Corp.	1,046	29,100
Waste Connections, Inc.	2,459	118,376
West Corp.	904	30,492

		2,919,647

Construction & Engineering (0.9%)
AECOM*	15,349	473,056
Aegion Corp.*	1,777	32,075
Ameresco, Inc., Class A*	991	7,333
Argan, Inc.	367	13,274
Comfort Systems USA, Inc.	1,510	31,770
Dycom Industries, Inc.*	178	8,693
EMCOR Group, Inc.	3,163	146,985
Granite Construction, Inc.	1,954	68,664
Great Lakes Dredge & Dock Corp.*	2,767	16,630
Jacobs Engineering Group, Inc.*	8,474	382,686
KBR, Inc.	7,435	107,659
Layne Christensen Co.*	49,966	250,330
MYR Group, Inc.*	1,097	34,380
Northwest Pipe Co.*	495	11,360
Orion Marine Group, Inc.*	1,403	12,431
Quanta Services, Inc.*	8,216	234,402
Sterling Construction Co., Inc.*	847	3,828
Tutor Perini Corp.*	1,877	43,828

		1,879,384

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.7%)
Babcock & Wilcox Co.	25,568	$820,477
Encore Wire Corp.	244	9,243
EnerSys, Inc.	1,695	108,887
Franklin Electric Co., Inc.	154	5,874
General Cable Corp.	2,511	43,264
Global Power Equipment Group, Inc.	879	11,603
GrafTech International Ltd.*	6,066	23,597
Hubbell, Inc., Class B	2,518	276,023
LSI Industries, Inc.	1,069	8,712
Plug Power, Inc.*	8,253	21,375
Powell Industries, Inc.	475	16,041
PowerSecure International, Inc.*	1,148	15,108
Preformed Line Products Co.	127	5,350
Regal-Beloit Corp.	2,287	182,777
TCP International Holdings Ltd.*	137	252
Vicor Corp.*	688	10,458

		1,559,041

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,248	300,862

Machinery (2.9%)
Accuride Corp.*	130	606
Actuant Corp., Class A	3,125	74,188
AGCO Corp.	4,397	209,473
Alamo Group, Inc.	317	20,012
Albany International Corp., Class A	1,224	48,654
American Railcar Industries, Inc.	32	1,591
Astec Industries, Inc.	953	40,865
Barnes Group, Inc.	2,732	110,619
Briggs & Stratton Corp.	2,345	48,166
CIRCOR International, Inc.	88	4,814
CLARCOR, Inc.	130	8,588
Columbus McKinnon Corp.	909	24,488
Crane Co.	1,571	98,046
Donaldson Co., Inc.	643	24,248
Douglas Dynamics, Inc.	114	2,604
Dover Corp.	12,224	844,923
Dynamic Materials Corp.	619	7,905
Energy Recovery, Inc.*	1,221	3,162
ESCO Technologies, Inc.	1,320	51,454
Federal Signal Corp.	3,144	49,644
FreightCar America, Inc.	605	19,015
Global Brass & Copper Holdings, Inc.	112	1,730
Hurco Cos., Inc.	308	10,142
IDEX Corp.	321	24,341
ITT Corp.	3,573	142,598
Joy Global, Inc.	5,070	198,643
Kadant, Inc.	488	25,674
Kennametal, Inc.	18,800	633,372
L.B. Foster Co., Class A	533	25,307
Lincoln Electric Holdings, Inc.	2,500	163,475
Lindsay Corp.	94	7,168
Lydall, Inc.*	131	4,155
Meritor, Inc.*	2,304	29,053
Miller Industries, Inc.	527	12,912
Mueller Industries, Inc.	967	34,938
Navistar International Corp.*	2,314	68,263
NN, Inc.	49	1,229
Oshkosh Corp.	3,956	193,013
Parker-Hannifin Corp.	2,031	241,242
Rexnord Corp.*	9,900	264,231
Snap-on, Inc.	5,740	844,124
SPX Corp.	2,084	176,932
Standex International Corp.	172	14,126
Terex Corp.	5,579	148,346
Timken Co.	3,873	163,208
Titan International, Inc.	2,287	21,406
TriMas Corp.*	253	7,790
Trinity Industries, Inc.	1,842	65,409
Twin Disc, Inc.	109	1,926
Valmont Industries, Inc.	1,165	143,155
WABCO Holdings, Inc.*	4,600	565,248
Watts Water Technologies, Inc., Class A	1,340	73,740
Woodward, Inc.	1,093	55,754
Xylem, Inc.	11,969	419,154

		6,474,869

Marine (0.1%)
Baltic Trading Ltd.	2,376	3,540
International Shipholding Corp.	309	3,742
Knightsbridge Shipping Ltd.	1,736	8,680
Matson, Inc.	1,393	58,729
Navios Maritime Holdings, Inc.	4,057	16,958
Safe Bulkers, Inc.	2,167	7,780
Scorpio Bulkers, Inc.*	6,934	16,434
Ultrapetrol Bahamas Ltd.*	1,192	1,728

		117,591

Professional Services (1.0%)
Acacia Research Corp.	2,617	28,002
CBIZ, Inc.*	2,171	20,255
CDI Corp.	680	9,554
CRA International, Inc.*	463	14,409
Dun & Bradstreet Corp.	1,205	154,674
Equifax, Inc.	2,876	267,468
Franklin Covey Co.*	244	4,699
FTI Consulting, Inc.*	2,066	77,392
GP Strategies Corp.*	217	8,029
Heidrick & Struggles International, Inc.	873	21,458
Hill International, Inc.*	296	1,063
Huron Consulting Group, Inc.*	1,070	70,781
ICF International, Inc.*	1,004	41,013
Kelly Services, Inc., Class A	1,416	24,695
Korn/Ferry International	1,213	39,871
ManpowerGroup, Inc.	4,031	347,271
Navigant Consulting, Inc.*	2,533	32,828
Paylocity Holding Corp.*	282	8,077
Pendrell Corp.*	8,873	11,535
Resources Connection, Inc.	1,920	33,600
Robert Half International, Inc.	7,149	432,657
RPX Corp.*	2,387	34,349
Towers Watson & Co., Class A	3,272	432,509
TriNet Group, Inc.*	563	19,835
VSE Corp.	207	16,949

		2,152,973

Road & Rail (1.0%)
AMERCO	162	53,525
ArcBest Corp.	94	3,562
Celadon Group, Inc.	1,007	27,410
Con-way, Inc.	2,881	127,138
Genesee & Wyoming, Inc., Class A*	5,347	515,665
Marten Transport Ltd.	725	16,820
Old Dominion Freight Line, Inc.*	4,200	324,660

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
P.A.M. Transportation Services, Inc.*	104	$5,956
Patriot Transportation Holding, Inc.*	110	2,747
Quality Distribution, Inc.*	1,031	10,650
Roadrunner Transportation Systems, Inc.*	903	22,819
Ryder System, Inc.	9,795	929,448
Universal Truckload Services, Inc.	90	2,266
USA Truck, Inc.*	312	8,639
Werner Enterprises, Inc.	1,749	54,936
YRC Worldwide, Inc.*	1,328	23,851

		2,130,092

Trading Companies & Distributors (0.8%)
Air Lease Corp.	4,844	182,813
Aircastle Ltd.	14,410	323,649
Applied Industrial Technologies, Inc.	1,336	60,574
Beacon Roofing Supply, Inc.*	1,947	60,941
CAI International, Inc.*	822	20,197
Erickson, Inc.*	311	1,343
GATX Corp.	2,330	135,093
Houston Wire & Cable Co.	926	9,010
Kaman Corp.	660	28,004
MRC Global, Inc.*	2,767	32,789
Neff Corp., Class A*	320	3,373
NOW, Inc.*	4,972	107,594
Rush Enterprises, Inc., Class A*	294	8,044
TAL International Group, Inc.*	1,137	46,310
Textainer Group Holdings Ltd.	826	24,772
Titan Machinery, Inc.*	775	10,346
United Rentals, Inc.*	2,430	221,519
Watsco, Inc.	3,100	389,670
WESCO International, Inc.*	2,260	157,951

		1,823,992

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,269	34,761

Total Industrials		24,690,293

Information Technology (9.4%)
Communications Equipment (0.9%)
ADTRAN, Inc.	1,392	25,989
Aerohive Networks, Inc.*	325	1,449
Arista Networks, Inc.*	81	5,713
ARRIS Group, Inc.*	1,053	30,426
Bel Fuse, Inc., Class B	527	10,029
Black Box Corp.	744	15,572
Brocade Communications Systems, Inc.	22,022	261,291
Calix, Inc.*	2,146	18,005
Comtech Telecommunications Corp.	783	22,668
Digi International, Inc.*	1,254	12,515
EchoStar Corp., Class A*	1,650	85,338
Emulex Corp.*	3,617	28,827
Extreme Networks, Inc.*	1,684	5,321
Finisar Corp.*	350	7,469
Harmonic, Inc.*	3,812	28,247
Infinera Corp.*	958	18,844
Ixia*	2,639	32,011
JDS Uniphase Corp.*	11,710	153,635
Juniper Networks, Inc.	47,757	1,078,353
KVH Industries, Inc.*	190	2,873
NETGEAR, Inc.*	1,753	57,639
Numerex Corp., Class A*	143	1,630
Oclaro, Inc.*	4,656	9,219
Plantronics, Inc.	243	12,867
Polycom, Inc.*	3,799	50,906
Procera Networks, Inc.*	871	8,179
TESSCO Technologies, Inc.	286	7,053

		1,992,068

Electronic Equipment, Instruments & Components (1.4%)
Agilysys, Inc.*	711	6,996
Amphenol Corp., Class A	6,078	358,177
Anixter International, Inc.*	769	58,544
Arrow Electronics, Inc.*	5,061	309,480
Avnet, Inc.	5,597	249,067
AVX Corp.	2,387	34,063
Benchmark Electronics, Inc.*	2,738	65,794
Checkpoint Systems, Inc.	2,105	22,776
Coherent, Inc.*	1,173	76,198
CTS Corp.	1,709	30,745
CUI Global, Inc.*	385	2,256
Daktronics, Inc.	531	5,740
Dolby Laboratories, Inc., Class A	2,427	92,614
DTS, Inc.*	632	21,532
Electro Rent Corp.	794	9,004
Electro Scientific Industries, Inc.	1,229	7,595
Fabrinet*	1,757	33,365
FARO Technologies, Inc.*	109	6,772
FLIR Systems, Inc.	2,157	67,471
Gerber Scientific, Inc. (Escrow Shares)*†	1,097	—
GSI Group, Inc.*	1,490	19,847
II-VI, Inc.*	2,660	49,104
Ingram Micro, Inc., Class A*	7,875	197,820
Insight Enterprises, Inc.*	2,064	58,865
Itron, Inc.*	1,987	72,545
Jabil Circuit, Inc.	10,277	240,276
Kemet Corp.*	2,349	9,725
Kimball Electronics, Inc.*	1,286	18,184
Knowles Corp.*	10,300	198,481
Littelfuse, Inc.	152	15,107
Mercury Systems, Inc.*	1,671	25,984
Multi-Fineline Electronix, Inc.*	438	8,002
Newport Corp.*	194	3,698
OSI Systems, Inc.*	782	58,071
Park Electrochemical Corp.	1,049	22,616
PC Connection, Inc.	467	12,184
Plexus Corp.*	1,118	45,581
Rofin-Sinar Technologies, Inc.*	1,403	33,995
Rogers Corp.*	658	54,094
Sanmina Corp.*	4,162	100,679
ScanSource, Inc.*	1,437	58,414
Speed Commerce, Inc.*	606	387
SYNNEX Corp.	1,288	99,498
Tech Data Corp.*	1,936	111,843
TTM Technologies, Inc.*	2,706	24,381
Viasystems Group, Inc.*	273	4,775
Vishay Intertechnology, Inc.	6,886	95,165
Vishay Precision Group, Inc.*	645	10,275

		3,107,785

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	12,565	892,680
Amber Road, Inc.*	58	536
AOL, Inc.*	4,047	160,302
Bankrate, Inc.*	3,048	34,564
Bazaarvoice, Inc.*	1,528	8,633

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Blucora, Inc.*	2,125	$29,028
Box, Inc., Class A*	172	3,397
Dealertrack Technologies, Inc.*	443	17,064
Demand Media, Inc.*	481	2,751
Dice Holdings, Inc.*	1,279	11,409
EarthLink Holdings Corp.	5,129	22,773
Everyday Health, Inc.*	54	694
Global Sources Ltd.*	740	4,336
Hortonworks, Inc.*	131	3,123
IAC/InterActiveCorp	2,210	149,109
Internap Corp.*	2,796	28,603
Intralinks Holdings, Inc.*	1,969	20,359
LendingClub Corp.*	779	15,307
Limelight Networks, Inc.*	3,001	10,894
Liquidity Services, Inc.*	1,320	13,042
Millennial Media, Inc.*	3,695	5,358
Monster Worldwide, Inc.*	4,675	29,640
New Relic, Inc.*	90	3,123
OPOWER, Inc.*	59	598
Perficient, Inc.*	608	12,580
Q2 Holdings, Inc.*	66	1,395
QuinStreet, Inc.*	1,728	10,282
RealNetworks, Inc.*	1,075	7,235
Reis, Inc.	395	10,128
Rightside Group Ltd.*	481	4,882
Stamps.com, Inc.*	63	4,239
TechTarget, Inc.*	786	9,063
Tremor Video, Inc.*	1,974	4,619
YuMe, Inc.*	985	5,112

		1,536,858

IT Services (3.5%)
Acxiom Corp.*	22,537	416,709
Amdocs Ltd.	9,251	503,254
Booz Allen Hamilton Holding Corp.	222	6,425
Broadridge Financial Solutions, Inc.	5,311	292,158
CACI International, Inc., Class A*	1,192	107,185
Cardtronics, Inc.*	8,300	312,080
Ciber, Inc.*	3,974	16,373
Computer Task Group, Inc.	783	5,724
Convergys Corp.	5,102	116,683
CoreLogic, Inc.*	4,640	163,653
CSG Systems International, Inc.	8,218	249,745
Datalink Corp.*	1,021	12,293
DST Systems, Inc.	262	29,006
ExlService Holdings, Inc.*	969	36,047
Fidelity National Information Services, Inc.	7,768	528,690
Genpact Ltd.*	7,199	167,377
Global Cash Access Holdings, Inc.*	3,390	25,832
Hackett Group, Inc.	978	8,743
Higher One Holdings, Inc.*	1,148	2,778
IGATE Corp.*	10,329	440,635
Leidos Holdings, Inc.	30,142	1,264,758
ManTech International Corp., Class A	1,227	41,644
MAXIMUS, Inc.	8,300	554,108
ModusLink Global Solutions, Inc.*	1,780	6,853
MoneyGram International, Inc.*	1,467	12,675
PRGX Global, Inc.*	1,489	5,986
Science Applications International Corp.	15,365	788,993
ServiceSource International, Inc.*	3,528	10,937
Sykes Enterprises, Inc.*	1,808	44,929
TeleTech Holdings, Inc.	430	10,943
Total System Services, Inc.	1,933	73,744
Unisys Corp.*	1,034	23,999
Vantiv, Inc., Class A*	34,615	1,304,985

		7,585,944

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	175	4,491
Alpha & Omega Semiconductor Ltd.*	1,062	9,462
Amkor Technology, Inc.*	2,113	18,668
Audience, Inc.*	800	3,632
Axcelis Technologies, Inc.*	5,658	13,466
Brooks Automation, Inc.	3,120	36,286
Cabot Microelectronics Corp.*	190	9,494
Cascade Microtech, Inc.*	564	7,659
CEVA, Inc.*	1,090	23,239
Cirrus Logic, Inc.*	2,216	73,704
Cohu, Inc.	1,275	13,949
Cree, Inc.*	2,553	90,606
Diodes, Inc.*	593	16,936
DSP Group, Inc.*	1,130	13,537
Entegris, Inc.*	3,144	43,041
Entropic Communications, Inc.*	4,324	12,799
Exar Corp.*	1,736	17,447
Fairchild Semiconductor International, Inc.*	5,774	104,971
First Solar, Inc.*	3,716	222,180
FormFactor, Inc.*	2,842	25,209
Freescale Semiconductor Ltd.*	391	15,937
Integrated Device Technology, Inc.*	1,782	35,676
Integrated Silicon Solution, Inc.	1,539	27,533
Intersil Corp., Class A	6,506	93,166
IXYS Corp.	1,168	14,390
Kopin Corp.*	3,219	11,331
Lam Research Corp.	4,500	316,058
Linear Technology Corp.	9,143	427,892
Marvell Technology Group Ltd.	39,700	583,590
Microsemi Corp.*	1,552	54,941
MKS Instruments, Inc.	2,699	91,253
Nanometrics, Inc.*	527	8,864
NVE Corp.	151	10,407
OmniVision Technologies, Inc.*	2,847	75,075
ON Semiconductor Corp.*	10,935	132,423
Pericom Semiconductor Corp.	1,097	16,971
Photronics, Inc.*	3,300	28,050
PMC-Sierra, Inc.*	6,001	55,689
QuickLogic Corp.*	205	396
Rubicon Technology, Inc.*	1,323	5,213
Rudolph Technologies, Inc.*	1,472	16,221
Silicon Laboratories, Inc.*	698	35,437
SunEdison, Inc.*	9,227	221,448
SunPower Corp.*	2,108	66,001
Synaptics, Inc.*	6,703	544,987
Teradyne, Inc.	9,274	174,815
Tessera Technologies, Inc.	1,091	43,945
Ultra Clean Holdings, Inc.*	985	7,043
Ultratech, Inc.*	1,181	20,479
Veeco Instruments, Inc.*	2,029	61,986
Xcerra Corp.*	1,552	13,797

		3,971,790

Software (0.9%)
A10 Networks, Inc.*	79	342

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
ANSYS, Inc.*	3,617	$318,983
Bottomline Technologies de, Inc.*	320	8,758
Covisint Corp.*	1,680	3,410
Ebix, Inc.	1,424	43,261
EnerNOC, Inc.*	1,044	11,902
Epiq Systems, Inc.	1,493	26,769
ePlus, Inc.*	245	21,298
FireEye, Inc.*	899	35,286
Globant S.A.*	92	1,937
Glu Mobile, Inc.*	313	1,568
HubSpot, Inc.*	92	3,671
Infoblox, Inc.*	366	8,736
Informatica Corp.*	567	24,866
Mentor Graphics Corp.	4,877	117,194
MobileIron, Inc.*	153	1,417
Model N, Inc.*	308	3,684
Nuance Communications, Inc.*	13,306	190,941
Paycom Software, Inc.*	316	10,131
Progress Software Corp.*	2,593	70,452
QAD, Inc., Class A	49	1,186
Rosetta Stone, Inc.*	1,075	8,181
Rovi Corp.*	22,322	406,484
Sapiens International Corp. N.V.*	1,021	8,372
SeaChange International, Inc.*	1,730	13,580
Silver Spring Networks, Inc.*	123	1,100
Synopsys, Inc.*	7,852	363,705
Take-Two Interactive Software, Inc.*	3,897	99,198
TeleCommunication Systems, Inc., Class A*	2,319	8,882
Telenav, Inc.*	1,366	10,819
TiVo, Inc.*	3,047	32,329
TubeMogul, Inc.*	99	1,368
Varonis Systems, Inc.*	26	667
Verint Systems, Inc.*	164	10,157
Vringo, Inc.*	677	440
Workiva, Inc.*	207	2,981
Yodlee, Inc.*	82	1,104
Zendesk, Inc.*	57	1,293
Zynga, Inc., Class A*	36,611	104,341

		1,980,793

Technology Hardware, Storage & Peripherals (0.2%)
Eastman Kodak Co.*	855	16,237
Intevac, Inc.*	1,144	7,024
Lexmark International, Inc., Class A	3,136	132,778
NCR Corp.*	7,701	227,257
QLogic Corp.*	4,407	64,959
Quantum Corp.*	6,338	10,141
Stratasys Ltd.*	1,085	57,266

		515,662

Total Information Technology		20,690,900

Materials (3.9%)
Chemicals (1.0%)
A. Schulman, Inc.	1,121	54,032
Albemarle Corp.	4,042	213,579
American Vanguard Corp.	1,474	15,654
Ashland, Inc.	3,503	445,967
Axalta Coating Systems Ltd.*	1,218	33,641
Axiall Corp.	3,530	165,698
Cabot Corp.	3,052	137,340
Chase Corp.	21	918
Cytec Industries, Inc.	3,188	172,280
FutureFuel Corp.	945	9,705
Hawkins, Inc.	437	16,602
Huntsman Corp.	3,049	67,596
Innophos Holdings, Inc.	464	26,151
Innospec, Inc.	960	44,535
Intrepid Potash, Inc.*	2,877	33,229
KMG Chemicals, Inc.	467	12,483
Kraton Performance Polymers, Inc.*	1,639	33,124
Kronos Worldwide, Inc.	979	12,384
LSB Industries, Inc.*	980	40,504
Minerals Technologies, Inc.	1,261	92,179
Olin Corp.	4,000	128,160
OM Group, Inc.	1,464	43,964
Quaker Chemical Corp.	202	17,299
Rayonier Advanced Materials, Inc.	1,867	27,818
RPM International, Inc.	505	24,235
Sensient Technologies Corp.	2,359	162,488
Stepan Co.	514	21,413
Trecora Resources*	102	1,244
Tredegar Corp.	1,218	24,494
Trinseo S.A.*	473	9,366
Tronox Ltd., Class A	3,122	63,470
W.R. Grace & Co.*	540	53,390
Zep, Inc.	817	13,914

		2,218,856

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	7	452

Containers & Packaging (1.3%)
AEP Industries, Inc.*	28	1,541
AptarGroup, Inc.	2,576	163,628
Avery Dennison Corp.	3,144	166,349
Bemis Co., Inc.	5,117	236,968
Berry Plastics Group, Inc.*	15,186	549,581
Greif, Inc., Class A	1,615	63,421
Owens-Illinois, Inc.*	3,352	78,169
Rock-Tenn Co., Class A	14,862	958,599
Sealed Air Corp.	8,838	402,659
Sonoco Products Co.	5,191	235,983
UFP Technologies, Inc.*	308	7,016

		2,863,914

Metals & Mining (1.4%)
A.M. Castle & Co.*	961	3,508
Acacia Mining plc	151,081	586,898
AK Steel Holding Corp.*	8,896	39,765
Allegheny Technologies, Inc.	17,988	539,820
Ampco-Pittsburgh Corp.	439	7,665
Carpenter Technology Corp.	2,522	98,055
Century Aluminum Co.*	2,595	35,811
Cliffs Natural Resources, Inc.	7,632	36,710
Coeur Mining, Inc.*	3,824	18,011
Commercial Metals Co.	5,956	96,428
Handy & Harman Ltd.*	180	7,391
Haynes International, Inc.	587	26,186
Hecla Mining Co.	18,613	55,467
Horsehead Holding Corp.*	2,427	30,726
Kaiser Aluminum Corp.	914	70,277
Materion Corp.	609	23,404
Molycorp, Inc.*	9,431	3,634
Noranda Aluminum Holding Corp.	2,145	6,371
Olympic Steel, Inc.	331	4,455
Reliance Steel & Aluminum Co.	10,784	658,687

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	3,262	$205,865
RTI International Metals, Inc.*	1,451	52,105
Ryerson Holding Corp.*	465	2,962
Schnitzer Steel Industries, Inc., Class A	1,326	21,030
Steel Dynamics, Inc.	12,170	244,617
Stillwater Mining Co.*	385	4,974
SunCoke Energy, Inc.	1,011	15,104
Tahoe Resources, Inc.	3,562	39,039
TimkenSteel Corp.	1,932	51,140
United States Steel Corp.	7,309	178,340
Universal Stainless & Alloy Products, Inc.*	356	9,334
Walter Energy, Inc.	2,338	1,450

		3,175,229

Paper & Forest Products (0.2%)
Domtar Corp.	3,247	150,076
Louisiana-Pacific Corp.*	7,146	117,981
Neenah Paper, Inc.	405	25,329
P.H. Glatfelter Co.	1,364	37,551
Resolute Forest Products, Inc.*	3,291	56,770
Schweitzer-Mauduit International, Inc.	1,312	60,509
Wausau Paper Corp.	130	1,239

		449,455

Total Materials		8,707,906

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	3,120	26,208
Atlantic Tele-Network, Inc.	474	32,810
Cincinnati Bell, Inc.*	8,092	28,565
Consolidated Communications Holdings, Inc.	762	15,545
FairPoint Communications, Inc.*	194	3,414
Frontier Communications Corp.	50,814	358,239
Globalstar, Inc.*	13,693	45,598
Hawaiian Telcom Holdco, Inc.*	523	13,927
IDT Corp., Class B	51	905
inContact, Inc.*	330	3,597
Intelsat S.A.*	1,046	12,552
Iridium Communications, Inc.*	4,097	39,782
Lumos Networks Corp.	136	2,075
magicJack VocalTec Ltd.*	74	506
ORBCOMM, Inc.*	2,727	16,280
Premiere Global Services, Inc.*	2,103	20,105
Vonage Holdings Corp.*	8,758	43,002
Windstream Holdings, Inc.	1,734	12,832
Zayo Group Holdings, Inc.*	15,220	425,551

		1,101,493

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,122	8,460
Leap Wireless International, Inc.*†	2,407	4,549
NTELOS Holdings Corp.	567	2,722
Shenandoah Telecommunications Co.	190	5,920
Spok Holdings, Inc.	1,126	21,585
Telephone & Data Systems, Inc.	4,353	108,390
U.S. Cellular Corp.*	661	23,611

		175,237

Total Telecommunication Services		1,276,730

Utilities (5.6%)
Electric Utilities (2.0%)
ALLETE, Inc.	2,243	118,341
Cleco Corp.	5,895	321,395
El Paso Electric Co.	2,019	78,014
Empire District Electric Co.	2,156	53,512
Great Plains Energy, Inc.	7,835	209,038
Hawaiian Electric Industries, Inc.	5,139	165,065
IDACORP, Inc.	2,532	159,187
ITC Holdings Corp.	24,914	932,531
MGE Energy, Inc.	1,720	76,230
NRG Yield, Inc., Class A	1,205	61,130
OGE Energy Corp.	10,114	319,703
Otter Tail Corp.	1,827	58,775
Pepco Holdings, Inc.	12,655	339,534
Pinnacle West Capital Corp.	5,566	354,832
PNM Resources, Inc.	3,987	116,420
Portland General Electric Co.	19,035	706,008
Spark Energy, Inc., Class A	145	2,139
UIL Holdings Corp.	2,868	147,473
Unitil Corp.	700	24,339
Westar Energy, Inc.	6,554	254,033

		4,497,699

Gas Utilities (1.4%)
AGL Resources, Inc.	6,002	297,999
Atmos Energy Corp.	5,094	281,698
Chesapeake Utilities Corp.	713	36,085
Laclede Group, Inc.	2,198	112,582
National Fuel Gas Co.	4,266	257,368
New Jersey Resources Corp.	4,264	132,440
Northwest Natural Gas Co.	1,375	65,931
ONE Gas, Inc.	2,652	114,646
Piedmont Natural Gas Co., Inc.	3,949	145,758
Questar Corp.	8,877	211,805
South Jersey Industries, Inc.	1,671	90,702
Southwest Gas Corp.	2,337	135,943
UGI Corp.	29,515	961,894
WGL Holdings, Inc.	2,620	147,768

		2,992,619

Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc	1,354	45,738
Atlantic Power Corp.	6,185	17,380
Dynegy, Inc.*	6,205	195,023
Ormat Technologies, Inc.	534	20,303
TerraForm Power, Inc., Class A	917	33,479
Vivint Solar, Inc.*	612	7,430

		319,353

Multi-Utilities (1.4%)
Alliant Energy Corp.	5,586	351,918
Avista Corp.	3,035	103,736
Black Hills Corp.	2,249	113,440
CMS Energy Corp.	29,029	1,013,402
Integrys Energy Group, Inc.	4,060	292,401
MDU Resources Group, Inc.	9,719	207,403
NorthWestern Corp.	2,361	126,998
SCANA Corp.	7,140	392,629
TECO Energy, Inc.	11,858	230,045
Vectren Corp.	4,190	184,947

		3,016,919

Water Utilities (0.7%)
American States Water Co.	1,797	71,682
American Water Works Co., Inc.	19,917	1,079,701
Aqua America, Inc.	8,985	236,755
Artesian Resources Corp., Class A	338	7,230

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group	2,452	$60,098
Connecticut Water Service, Inc.	533	19,364
Middlesex Water Co.	783	17,821
SJW Corp.	618	19,102
York Water Co.	193	4,686

		1,516,439

Total Utilities		12,343,029

Total Common Stocks (94.6%) (Cost $162,001,989)		208,361,739

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp.
8.000%, 12/15/19	$218,000	204,920

Total Consumer Discretionary		204,920

Total Corporate Bonds		204,920

Total Long-Term Debt Securities (0.1%) (Cost $218,000)		204,920

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp.,expiring 12/15/19*	7,673	191,825

Total Consumer Discretionary		191,825

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†	458	—

Total Energy		—

Total Warrants (0.1%) (Cost $—)		191,825

Total Investments (94.8%) (Cost $162,219,989)		208,758,484
Other Assets Less Liabilities (5.2%)		11,381,029

Net Assets (100%)		$220,139,513

*	Non-income producing.

†	Securities (totaling $9,632 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

At March 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	2	June-15	$242,055	$249,780	$7,725
S&P MidCap 400 E-Mini Index	9	June-15	1,343,489	1,367,820	24,331

					$32,056

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$30,737,326	$—	$—		$30,737,326
Consumer Staples	9,618,166	6,932	—		9,625,098
Energy	9,050,452	—	5,083		9,055,535
Financials	74,145,586	—	—		74,145,586
Health Care	17,089,336	—	—		17,089,336
Industrials	24,690,293	—	—		24,690,293
Information Technology	20,690,900	—	—	(c)	20,690,900
Materials	8,121,008	586,898	—		8,707,906
Telecommunication Services	1,272,181	—	4,549		1,276,730
Utilities	12,343,029	—	—		12,343,029
Corporate Bonds
Consumer Discretionary	—	204,920	—		204,920
Futures	32,056	—	—		32,056
Warrants
Consumer Discretionary	—	191,825	—		191,825
Energy	—	—	—	(c)	—

Total Assets	$207,790,333	$990,575	$9,632		$208,790,540

Total Liabilities	$—	$—	$—		$—

Total	$207,790,333	$990,575	$9,632		$208,790,540

(a)	Securities with a market value of $198,757 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $4,549 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,672,558
Aggregate gross unrealized depreciation	(10,519,766)

Net unrealized appreciation	$46,152,792

Federal income tax cost of investments	$162,605,692

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.8%)
Automobiles (0.5%)
Tesla Motors, Inc.*	19,755	$3,729,151

Household Durables (0.1%)
GoPro, Inc., Class A*	25,400	1,102,614

Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*	48,664	18,107,874
Expedia, Inc.	35,751	3,365,242
Groupon, Inc.*	24,355	175,600
HomeAway, Inc.*	5,048	152,298
JD.com, Inc. (ADR)*	22,085	648,857
Lands’ End, Inc.*	769	27,592
Netflix, Inc.*	7,503	3,126,425
Priceline Group, Inc.*	8,001	9,314,364
Shutterfly, Inc.*	2,200	99,528
TripAdvisor, Inc.*	6,476	538,609
Vipshop Holdings Ltd. (ADR)*	193,455	5,695,315

		41,251,704

Media (0.2%)
CyberAgent, Inc.	11,000	631,041
IMAX Corp.*	14,865	501,099

		1,132,140

Total Consumer Discretionary		47,215,609

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	87,100	1,850,852

Total Health Care		1,850,852

Industrials (0.9%)
Electrical Equipment (0.6%)
Nidec Corp.	64,600	4,296,118

Professional Services (0.3%)
Equifax, Inc.	12,120	1,127,160
Huron Consulting Group, Inc.*	12,585	832,498
WageWorks, Inc.*	10,240	546,099

		2,505,757

Total Industrials		6,801,875

Information Technology (72.2%)
Communications Equipment (6.3%)
ADTRAN, Inc.	3,200	59,744
Alcatel-Lucent*	302,865	1,146,168
Alcatel-Lucent (ADR)*	262,855	980,449
Arista Networks, Inc.*	14,360	1,012,811
ARRIS Group, Inc.*	7,607	219,804
Aruba Networks, Inc.*	6,300	154,287
Brocade Communications Systems, Inc.	25,700	304,931
Ciena Corp.*	65,855	1,271,660
Cisco Systems, Inc.	798,355	21,974,721
CommScope Holding Co., Inc.*	6,046	172,553
EchoStar Corp., Class A*	2,600	134,472
F5 Networks, Inc.*	14,910	1,713,755
Finisar Corp.*	6,100	130,174
Harris Corp.	6,100	480,436
Infinera Corp.*	7,600	149,492
InterDigital, Inc.	2,300	116,702
Ixia*	3,500	42,455
JDS Uniphase Corp.*	13,400	175,808
Juniper Networks, Inc.	20,700	467,406
Motorola Solutions, Inc.	11,142	742,837
NETGEAR, Inc.*	2,100	69,048
Palo Alto Networks, Inc.*	85,630	12,508,830
Plantronics, Inc.	2,500	132,375
Polycom, Inc.*	7,962	106,691
QUALCOMM, Inc.	101,075	7,008,541
Riverbed Technology, Inc.*	9,328	195,049
Sonus Networks, Inc.*	38,565	303,892
Ubiquiti Networks, Inc.	1,553	45,891
ViaSat, Inc.*	2,500	149,025

		51,970,007

Electronic Equipment, Instruments & Components (3.3%)
AAC Technologies Holdings, Inc.	140,000	861,327
Amphenol Corp., Class A	18,114	1,067,458
Anixter International, Inc.*	1,600	121,808
Arrow Electronics, Inc.*	8,675	530,476
Avnet, Inc.	7,800	347,100
AVX Corp.	2,800	39,956
Belden, Inc.	2,400	224,544
Benchmark Electronics, Inc.*	3,000	72,090
CDW Corp.	139,887	5,209,392
Celestica, Inc.*	9,600	106,656
Cognex Corp.*	5,000	247,950
Coherent, Inc.*	1,500	97,440
Corning, Inc.	188,675	4,279,149
Dolby Laboratories, Inc., Class A	2,663	101,620
FEI Co.	2,500	190,850
Flextronics International Ltd.*	241,200	3,057,210
FLIR Systems, Inc.	8,308	259,874
Ingram Micro, Inc., Class A*	9,000	226,080
InvenSense, Inc.*	4,261	64,810
IPG Photonics Corp.*	2,100	194,670
Itron, Inc.*	2,300	83,973
Jabil Circuit, Inc.	11,500	268,870
Keyence Corp.	700	382,346
Keysight Technologies, Inc.*	9,813	364,553
Knowles Corp.*	4,924	94,886
Largan Precision Co., Ltd.	10,000	857,324
Littelfuse, Inc.	1,300	129,207
Methode Electronics, Inc.	2,200	103,488
Murata Manufacturing Co., Ltd.	17,600	2,424,749
National Instruments Corp.	6,000	192,240
OSI Systems, Inc.*	1,100	81,686
Plexus Corp.*	1,900	77,463
Sanmina Corp.*	4,800	116,112
Sunny Optical Technology Group Co., Ltd.	759,000	1,374,367
SYNNEX Corp.	1,600	123,600
TDK Corp.	9,100	646,773
TE Connectivity Ltd.	23,628	1,692,237
Tech Data Corp.*	2,200	127,094
Trimble Navigation Ltd.*	15,100	380,520
Universal Display Corp.*	2,300	107,525
Vishay Intertechnology, Inc.	8,200	113,324
Zebra Technologies Corp., Class A*	3,000	272,145

		27,314,942

Internet Software & Services (14.1%)
Akamai Technologies, Inc.*	51,275	3,642,832
Alibaba Group Holding Ltd. (ADR)*	26,095	2,172,148
AOL, Inc.*	4,649	184,147
Bankrate, Inc.*	3,276	37,150

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
comScore, Inc.*	2,000	$102,400
Cornerstone OnDemand, Inc.*	2,792	80,661
CoStar Group, Inc.*	1,900	375,877
Criteo S.A. (ADR)*	51,819	2,046,851
Dealertrack Technologies, Inc.*	2,500	96,300
Demandware, Inc.*	1,836	111,812
eBay, Inc.*	174,120	10,043,242
Endurance International Group Holdings, Inc.*	2,597	49,499
Envestnet, Inc.*	2,000	112,160
Equinix, Inc. (REIT)	3,306	769,802
Facebook, Inc., Class A*	394,850	32,462,593
Google, Inc., Class A*	39,284	21,790,835
Google, Inc., Class C*	23,893	13,093,364
GrubHub, Inc.*	16,075	729,644
IAC/InterActiveCorp	4,600	310,362
j2 Global, Inc.	2,600	170,768
LinkedIn Corp., Class A*	25,419	6,351,191
Marketo, Inc.*	18,778	481,092
NetEase, Inc. (ADR)	23,890	2,515,617
NIC, Inc.	3,600	63,612
Pandora Media, Inc.*	10,495	170,124
Rackspace Hosting, Inc.*	74,330	3,834,685
Shutterstock, Inc.*	898	61,666
Tencent Holdings Ltd.	256,000	4,839,586
Twitter, Inc.*	100,040	5,010,003
VeriSign, Inc.*	6,500	435,305
Web.com Group, Inc.*	3,422	64,847
WebMD Health Corp.*	2,082	91,264
Yahoo!, Inc.*	51,000	2,266,185
Yelp, Inc.*	3,518	166,577
Zillow Group, Inc., Class A*	7,330	735,199

		115,469,400

IT Services (11.3%)
Accenture plc, Class A	59,503	5,574,836
Acxiom Corp.*	4,800	88,752
Alliance Data Systems Corp.*	10,409	3,083,666
Amadeus IT Holding S.A., Class A	37,860	1,623,501
Automatic Data Processing, Inc.	41,421	3,547,294
Blackhawk Network Holdings, Inc.*	743	26,577
Blackhawk Network Holdings, Inc., Class B*	2,220	78,921
Booz Allen Hamilton Holding Corp.	5,937	171,817
Broadridge Financial Solutions, Inc.	7,000	385,070
CACI International, Inc., Class A*	1,400	125,888
Cardtronics, Inc.*	22,740	855,024
CGI Group, Inc., Class A*	16,300	691,935
Cognizant Technology Solutions Corp., Class A*	172,636	10,770,760
Computer Sciences Corp.	52,810	3,447,437
Convergys Corp.	6,100	139,507
CoreLogic, Inc.*	5,000	176,350
DST Systems, Inc.	1,600	177,136
EPAM Systems, Inc.*	1,467	89,912
Euronet Worldwide, Inc.*	3,000	176,250
EVERTEC, Inc.	26,473	578,700
Fidelity National Information Services, Inc.	60,655	4,128,179
Fiserv, Inc.*	54,510	4,328,094
FleetCor Technologies, Inc.*	4,375	660,275
Gartner, Inc.*	5,200	436,020
Genpact Ltd.*	92,689	2,155,019
Global Payments, Inc.	4,000	366,720
Heartland Payment Systems, Inc.	22,230	1,041,476
IGATE Corp.*	2,100	89,586
International Business Machines Corp.	53,755	8,627,678
Jack Henry & Associates, Inc.	4,900	342,461
Leidos Holdings, Inc.	3,625	152,105
ManTech International Corp., Class A	1,400	47,516
MasterCard, Inc., Class A	100,180	8,654,550
MAXIMUS, Inc.	3,900	260,364
NeuStar, Inc., Class A*	3,254	80,114
Paychex, Inc.	19,200	952,608
Science Applications International Corp.	2,362	121,289
Syntel, Inc.*	1,800	93,114
TeleTech Holdings, Inc.	900	22,905
Teradata Corp.*	8,495	374,969
Total System Services, Inc.	9,800	373,870
Unisys Corp.*	3,200	74,272
Vantiv, Inc., Class A*	24,971	941,407
VeriFone Systems, Inc.*	46,015	1,605,463
Visa, Inc., Class A	330,375	21,609,829
Western Union Co.	30,600	636,786
WEX, Inc.*	13,143	1,411,032
Xerox Corp.	62,354	801,249

		92,198,283

Semiconductors & Semiconductor Equipment (11.7%)
Advanced Micro Devices, Inc.*	37,500	100,500
Altera Corp.	18,000	772,380
Amkor Technology, Inc.*	6,600	58,311
Analog Devices, Inc.	23,000	1,449,000
Applied Materials, Inc.	127,595	2,878,543
Atmel Corp.	23,100	190,113
Avago Technologies Ltd.	97,053	12,323,790
Broadcom Corp., Class A	153,075	6,627,382
Cabot Microelectronics Corp.*	1,400	69,958
Cavium, Inc.*	3,260	230,873
Cirrus Logic, Inc.*	3,800	126,388
Cree, Inc.*	6,545	232,282
Cypress Semiconductor Corp.*	35,989	507,805
Diodes, Inc.*	2,200	62,832
Disco Corp.	5,900	603,574
Entegris, Inc.*	8,500	116,365
Fairchild Semiconductor International, Inc.*	7,000	127,260
First Solar, Inc.*	4,300	257,097
Freescale Semiconductor Ltd.*	54,191	2,208,825
Hermes Microvision, Inc.	14,000	805,494
Integrated Device Technology, Inc.*	9,000	180,180
Intel Corp.	518,856	16,224,627
Intersil Corp., Class A	8,000	114,560
KLA-Tencor Corp.	9,600	559,584
Lam Research Corp.	84,995	5,969,624
Linear Technology Corp.	20,255	947,934
Marvell Technology Group Ltd.	25,400	373,380
Maxim Integrated Products, Inc.	16,300	567,403
Microchip Technology, Inc.	16,775	820,297
Micron Technology, Inc.*	183,690	4,983,510
Microsemi Corp.*	5,600	198,240
MKS Instruments, Inc.	11,380	384,758
Monolithic Power Systems, Inc.	2,000	105,300
NVIDIA Corp.	30,400	636,120

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
NXP Semiconductors N.V.*	95,465	$9,580,867
OmniVision Technologies, Inc.*	3,568	94,088
ON Semiconductor Corp.*	24,641	298,403
PMC-Sierra, Inc.*	11,200	103,936
Power Integrations, Inc.	11,655	606,992
Qorvo, Inc.*	19,892	1,585,392
Rambus, Inc.*	6,700	84,252
Rohm Co., Ltd.	9,000	616,554
Semtech Corp.*	3,900	103,916
Silicon Laboratories, Inc.*	2,400	121,848
SK Hynix, Inc.	3,363	137,498
SK Hynix, Inc. (GDR)	30,809	1,264,907
Skyworks Solutions, Inc.	128,140	12,594,881
SunEdison Semiconductor Ltd.*	18,500	477,670
SunEdison, Inc.*	14,902	357,648
SunPower Corp.*	2,954	92,490
Synaptics, Inc.*	2,200	178,871
Taiwan Semiconductor Manufacturing Co., Ltd.	307,000	1,424,271
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,475	128,553
Teradyne, Inc.	12,900	243,165
Tessera Technologies, Inc.	2,600	104,728
Texas Instruments, Inc.	61,300	3,505,441
Veeco Instruments, Inc.*	2,200	67,210
Xilinx, Inc.	15,600	659,880

		96,247,750

Software (14.6%)
ACI Worldwide, Inc.*	6,900	149,454
Activision Blizzard, Inc.	29,200	663,570
Adobe Systems, Inc.*	93,440	6,908,954
Advent Software, Inc.	2,400	105,864
ANSYS, Inc.*	5,400	476,226
Aspen Technology, Inc.*	16,018	616,533
Autodesk, Inc.*	147,105	8,626,237
Barracuda Networks, Inc.*	609	23,428
Blackbaud, Inc.	2,700	127,926
CA, Inc.	18,900	616,329
Cadence Design Systems, Inc.*	16,900	311,636
CDK Global, Inc.	9,533	445,763
Check Point Software Technologies Ltd.*	38,080	3,121,418
Citrix Systems, Inc.*	9,400	600,378
CommVault Systems, Inc.*	2,600	113,620
Electronic Arts, Inc.*	18,200	1,070,433
FactSet Research Systems, Inc.	2,300	366,160
Fair Isaac Corp.	1,900	168,568
FireEye, Inc.*	78,005	3,061,696
Fleetmatics Group plc*	32,485	1,456,952
Fortinet, Inc.*	88,195	3,082,415
Guidewire Software, Inc.*	3,985	209,651
Informatica Corp.*	54,450	2,387,905
Intuit, Inc.	83,145	8,061,739
Manhattan Associates, Inc.*	4,400	222,684
Mentor Graphics Corp.	5,600	134,568
Microsoft Corp.	668,100	27,161,605
MicroStrategy, Inc., Class A*	500	84,595
NetScout Systems, Inc.*	2,100	92,085
NetSuite, Inc.*	2,100	194,796
Nintendo Co., Ltd.	3,300	485,651
Nuance Communications, Inc.*	14,600	209,510
Open Text Corp.	7,168	379,115
Oracle Corp.	355,065	15,321,055
Pegasystems, Inc.	2,000	43,500
Progress Software Corp.*	2,904	78,902
Proofpoint, Inc.*	1,988	117,729
PTC, Inc.*	6,962	251,816
Qlik Technologies, Inc.*	5,400	168,102
RealPage, Inc.*	2,900	58,406
Red Hat, Inc.*	10,700	810,525
Rovi Corp.*	5,327	97,005
Salesforce.com, Inc.*	83,760	5,596,006
ServiceNow, Inc.*	170,039	13,395,672
SolarWinds, Inc.*	3,900	199,836
Solera Holdings, Inc.	4,069	210,205
Splunk, Inc.*	43,368	2,567,386
SS&C Technologies Holdings, Inc.	3,900	242,970
Symantec Corp.	40,300	941,609
Synchronoss Technologies, Inc.*	2,100	99,666
Synopsys, Inc.*	9,200	426,144
Tableau Software, Inc., Class A*	56,661	5,242,276
Take-Two Interactive Software, Inc.*	5,000	127,275
TiVo, Inc.*	5,300	56,233
Tyler Technologies, Inc.*	1,900	229,007
Ultimate Software Group, Inc.*	1,696	288,244
Verint Systems, Inc.*	3,469	214,835
VMware, Inc., Class A*	5,000	410,050
Workday, Inc., Class A*	5,557	469,066
Zynga, Inc., Class A*	38,072	108,505

		119,509,489

Technology Hardware, Storage & Peripherals (10.9%)
3D Systems Corp.*	6,300	172,746
Apple, Inc.	509,033	63,338,976
BlackBerry Ltd.*	27,752	247,825
Diebold, Inc.	3,800	134,748
Electronics for Imaging, Inc.*	2,700	112,725
EMC Corp.	116,400	2,975,184
Hewlett-Packard Co.	106,400	3,315,424
Lexmark International, Inc., Class A	3,300	139,722
NCR Corp.*	9,700	286,247
NEC Corp.	22,000	64,691
NetApp, Inc.	18,278	648,138
Nimble Storage, Inc.*	47,262	1,054,415
QLogic Corp.*	5,000	73,700
Samsung Electronics Co., Ltd.	3,815	4,945,394
SanDisk Corp.	12,510	795,886
Seagate Technology plc	19,205	999,236
Super Micro Computer, Inc.*	2,000	66,420
Western Digital Corp.	104,990	9,555,140

		88,926,617

Total Information Technology		591,636,488

Total Common Stocks (79.1%) (Cost $411,182,964)		647,504,824

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.6%)
iShares® North American Tech ETF‡	416,450	42,944,324
Technology Select Sector SPDR® Fund	1,373,900	56,934,416

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Information Technology Index ETF	572,500	$60,982,700

Total Investment Companies (19.6%) (Cost $86,808,183)		160,861,440

Total Investments (98.7%) (Cost $497,991,147)		808,366,264
Other Assets Less Liabilities (1.3%)		10,840,104

Net Assets (100%)		$819,206,368

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value March 31, 2015	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$41,975,752	$463,997	$—	$42,944,324	$78,719	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,584,568	$631,041	$—	$47,215,609
Health Care	—	1,850,852	—	1,850,852
Industrials	2,505,757	4,296,118	—	6,801,875
Information Technology	567,132,313	24,504,175	—	591,636,488
Investment Companies
Exchange Traded Funds (ETFs)	160,861,440	—	—	160,861,440

Total Assets	$777,084,078	$31,282,186	$—	$808,366,264

Total Liabilities	$—	$—	$—	$—

Total	$777,084,078	$31,282,186	$—	$808,366,264

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2015.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,223,865
Aggregate gross unrealized depreciation	(5,499,533)

Net unrealized appreciation	$296,724,332

Federal income tax cost of investments	$511,641,932

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2015, is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on March 31, 2015 are as follows:

Portfolios:	Market Value:	Percentage of Total Investments
AXA Global Equity Managed Volatility	$1,159,190,015	55.5%
AXA International Core Managed Volatility	1,249,906,885	75.4
AXA International Value Managed Volatility	981,522,323	98.2
AXA Large Cap Core Managed Volatility	23,275,129	1.0
AXA Large Cap Growth Managed Volatility	23,940,341	0.5
AXA Large Cap Value Managed Volatility	25,722,360	0.5
AXA Mid Cap Value Managed Volatility	24,941,168	1.3
AXA Natural Resources	8,056,643	40.8
AXA SmartBeta Equity	4,715,637	36.9
AXA/Franklin Balanced Managed Volatility	16,080,081	1.3
AXA/Franklin Small Cap Value Managed Volatility	4,582,214	1.7
AXA/Horizon Small Cap Value	170,512	0.1
AXA/Morgan Stanley Small Cap Growth	4,159,350	1.5
AXA/Mutual Large Cap Equity Managed Volatility	50,775,786	9.0
AXA/Templeton Global Equity Managed Volatility	386,561,221	52.2
AXA International Managed Volatility	848,388,411	100.0
ATM International Managed Volatility	1,307,063,141	100.0
EQ/AllianceBernstein Dynamic Wealth Strategies	394,605,749	22.8
EQ/Emerging Markets Equity PLUS	10,229,705	27.7

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

EQ/GAMCO Mergers and Acquisitions	19,986,988	7.2
EQ/GAMCO Small Company Value	68,554,409	2.3
EQ/International Equity Index	1,766,814,393	100.0
EQ/MFS International Growth	1,020,070,417	84.2
EQ/Morgan Stanley Mid Cap Growth	5,711,327	0.5
EQ/Oppenheimer Global	82,803,430	49.5
EQ/Real Estate PLUS	8,754,007	27.5
EQ/T. Rowe Price Growth Stock	10,806,033	1.5
Multimanager Aggressive Equity	3,720,309	0.3
Multimanager Mid Cap Growth	1,764,724	1.0
Multimanager Mid Cap Value	586,898	0.3
Multimanager Technology	30,017,278	3.7

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting(as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
May 29, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 29, 2015